UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 12.47%				$157,741,038
(Cost $150,137,666)

Consumer Discretionary 0.69%				8,746,251

Hotels, Restaurants & Leisure - 0.34%
Harrahs Operating Escrow LLC,
Sr Sec Note (S)	11.250	06/01/17	1,500,000	1,530,000
MGM Mirage, Inc.,
Sr Sec Note (S)	10.375	05/15/14	2,250,000	2,401,875
Station Casinos, Inc.,
Sr Note (H)	7.750	08/15/16	1,596,000	335,160
Media - 0.22%
WMG Acquisition Corp.,
Sr Sec Note (S)	9.500	06/15/16	2,575,000	2,768,125
Multiline Retail - 0.06%
Neiman Marcus Group, Inc.,
Sr Gtd Note	9.000	10/15/15	859,935	776,091
Specialty Retail - 0.07%
Blockbuster, Inc.,
Sr Sec Note (S)	11.750	10/01/14	1,000,000	935,000

Consumer Staples 0.01%				144,525

Food Products - 0.01%
Dole Food Company, Inc.,
Sr Sec Note (S)	13.875	03/15/14	123,000	144,525

Energy 2.43%				30,713,817

Energy Equipment & Services - 0.40%
Hercules Offshore LLC,
Sr Sec Note (S)	10.500	10/15/17	5,000,000	5,050,000
Oil, Gas & Consumable Fuels - 2.03%
Chesapeake Energy Corp.,
Gtd Sr Note	7.625	07/15/13	8,895,000	9,006,188
Hess Corp.,
Sr Note	8.125	02/15/19	2,100,000	2,584,229
Murray Energy Corp.,
Gtd Sr Note (S)	10.250	10/15/15	6,080,000	5,958,400
OPTI Canada, Inc.,
Sr Sec Note (S)	9.000	12/15/12	2,990,000	2,990,000
SandRidge Energy, Inc.,
Gtd Sr Note (S)	9.875	05/15/16	5,000,000	5,125,000

Financials 3.58%				45,248,200

Consumer Finance - 1.79%
American Express Company,
Sr Note	7.250	05/20/14	10,000,000	11,426,020
Ford Motor Credit Company LLC,
Sr Note	12.000	05/15/15	5,400,000	6,223,495
Ford Motor Credit Company LLC,
Sr Note	7.500	08/01/12	5,000,000	4,955,005

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Diversified Financial Services - 1.13%
Citigroup, Inc.,
Sr Note	8.500	05/22/19	4,750,000	5,364,541
Citigroup, Inc.,
Sr Note	6.375	08/12/14	7,500,000	7,889,220
GMAC LLC,
Gtd Sr Note (S)	7.750	01/19/10	1,000,000	998,750
Insurance - 0.66%
American International Group, Inc.,
Sr Note	5.050	10/01/15	10,650,000	8,391,169

Health care 0.13%				1,680,000

Health Care Equipment & Supplies - 0.13%
Universal Hospital Services, Inc.,
Sr Sec Note (P)	3.859	06/01/15	2,000,000	1,680,000

Industrials 2.48%				31,353,014

Airlines - 0.87%
Continental Airlines, Inc.,
Series 01A2	6.503	06/15/11	1,030,000	1,019,700
Continental Airlines, Inc.,
Series 1991-1 Class A	6.545	02/02/19	400,845	386,816
Continental Airlines, Inc.,
Series 974A	6.900	01/02/18	1,175,751	1,128,720
Continental Airlines, Inc.,
Series B	9.250	05/10/17	2,500,000	2,525,000
United Air Lines, Inc.,
Gtd Note	9.750	01/15/17	3,830,000	3,887,450
United Air Lines, Inc.,
Sr Sec Gtd Note	10.400	11/01/16	1,990,000	2,049,700
Building Products - 0.20%
Nortek, Inc.,
Sr Sec Note (H)	10.000	12/01/13	2,500,000	2,562,500
Road & Rail - 1.41%
Kansas City Southern de Mexico SA de CV,
Sr Note	9.375	05/01/12	3,255,000	3,328,238
RailAmerica, Inc.,
Gtd Sr Sec Note (S)	9.250	07/01/17	13,842,000	14,464,890

Information Technology 0.03%				417,988

Semiconductors & Semiconductor Equipment -
0.03%
Freescale Semiconductor, Inc.,
Gtd Sr Sub Note	10.125	12/15/16	595,000	417,988

Materials 1.04%				13,219,763

Metals & Mining - 0.46%
Teck Resources, Ltd.,
Sr Sec Note	9.750	05/15/14	5,190,000	5,832,263
Paper & Forest Products - 0.58%
NewPage Corp.,
Gtd Sr Sec Note (S)	11.375	12/31/14	7,500,000	7,387,500

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Telecommunication Services 0.89%				11,227,500

Wireless Telecommunication Services - 0.89%
iPCS, Inc.,
Gtd Sr Note	2.406	05/01/13	7,000,000	6,177,500
Sprint Capital Corp.,
Gtd Note	7.625	01/30/11	5,000,000	5,050,000

Utilities 1.19%				14,989,980

Electric Utilities - 0.56%
Calpine Construction Finance Company LP,
Sr Sec Note (S)	8.000	06/01/16	7,000,000	7,035,000
Independent Power Producers & Energy Traders -
0.63%
Calpine Corp.,
Sr Sec Note (S)	7.250	10/15/17	8,508,000	7,954,980

Term Loans (M) 82.27%				$1,040,874,394
(Cost $1,008,207,718)

Consumer Discretionary 27.07%				342,482,850

Auto Components - 1.32%
Allison Transmission, Inc.	3.014	08/07/14	13,255,455	11,598,524
Visteon	5.250	06/20/13	5,500,000	5,124,169
Automobiles - 2.39%
Adesa, Inc.	2.490	09/22/13	8,847,608	8,125,051
Ford Motor Company	3.287	11/29/13	25,295,086	22,160,291
Diversified Consumer Services - 0.26%
Education Management	2.063	06/12/13	3,543,093	3,248,573
Hotels, Restaurants & Leisure - 6.13%
CCM Merger, Inc.	8.500	07/21/12	8,656,125	8,223,319
Cedar Fair LP	4.234	08/30/14	4,938,672	4,621,772
Cedar Fair LP	2.234	06/13/12	1,362,094	1,274,693
Golden Nugget, Inc.	2.260	06/14/14	3,735,511	2,530,809
Harrahs Operating Company, Inc.	9.500	10/31/16	11,000,000	10,645,250
Harrahs Operating Company, Inc.	3.282	02/28/15	22,369,753	17,333,450
Las Vegas Sands LLC	2.040	05/08/14	23,369,709	19,403,355
Penn National Gaming, Inc.	1.996	10/03/12	4,224,255	4,026,243
QUIZNO'S Corp.	2.563	05/05/12	1,949,734	1,568,722
SugarHouse Gaming	11.250	09/15/16	3,000,000	2,940,000
Tropicana Entertainment	6.500	12/15/11	4,000,000	1,280,000
Venetian Macau	5.790	04/01/13	3,393,858	3,141,440
Venetian Macau	5.790	04/01/13	586,142	553,263
Internet & Catalog Retail - 0.23%
Ticketmaster	3.550	08/01/14	3,000,000	2,865,000
Leisure Equipment & Products - 0.61%
Amscan Holdings, Inc.	2.646	05/01/13	8,582,561	7,724,305
Media - 11.80%
AMC Entertainment, Inc.	1.736	01/26/13	2,045,347	1,898,520
Cablevision Systems Corp.	2.049	03/30/13	9,025,467	8,481,430
Carmike Cinemas, Inc.	4.240	05/19/12	3,201,949	3,101,888
Carmike Cinemas, Inc.	3.790	05/19/12	3,607,757	3,495,015
Charter Communications, Inc.	7.250	03/06/14	3,505,360	3,540,413
Charter Communications, Inc.	2.260	03/15/14	28,144,505	26,010,222
Cinemark, Inc.	2.026	03/31/11	1,984,655	1,859,995

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Citadel Broadcasting Corp.	2.040	06/12/14	11,500,000	7,834,375
Citadel Broadcasting Corp.	1.790	06/12/13	500,000	345,000
CMP Susquehanna Corp.	2.250	06/07/13	1,403,795	1,014,944
Dex Media West LLC	7.000	10/13/14	9,785,737	8,782,699
DirecTV Holdings, Inc.	5.250	04/13/13	4,920,113	4,890,868
Idearc, Inc.	6.250	11/01/14	8,083,080	3,876,993
Insight Midwest Holdings LLC	2.290	04/10/14	2,250,000	2,100,535
Lodgenet Entertainment Corp.	2.290	04/04/14	8,358,332	7,543,394
Metro-Goldwyn-Mayer, Inc. (H)	20.500	04/08/11	9,667,341	6,042,088
National Cinemedia LLC	2.050	02/01/15	3,000,000	2,763,750
Newsday LLC	10.500	07/15/13	12,500,000	13,083,338
Nielsen Finance LLC	2.242	08/15/13	9,388,557	8,719,622
Regal Cinemas	4.033	10/19/10	4,362,180	4,282,814
Sinclair Television Group, Inc.	6.500	10/16/15	7,000,000	7,002,919
Tribune Company	5.000	06/04/10	2,462,857	1,219,114
Univision Communications, Inc.	2.533	09/15/14	23,875,000	19,547,656
Virgin Media	2.283	01/15/14	1,958,787	1,860,847
Multiline Retail - 2.42%
Dollar General Corp.	3.008	07/15/14	4,987,500	4,670,794
Michaels Stores, Inc.	4.813	07/31/16	9,955,764	8,835,740
Michaels Stores, Inc.	2.563	10/31/13	7,397,797	6,365,191
Neiman Marcus Group, Inc.	2.291	03/13/13	12,557,989	10,681,273
Specialty Retail - 1.48%
General Nutrition Center	2.529	09/06/13	8,569,145	7,862,190
Petco Animal Supplies, Inc.	2.516	11/15/13	4,924,117	4,616,360
Sally Holdings LLC	2.480	11/15/13	6,690,141	6,291,870
Textiles, Apparel & Luxury Goods - 0.43%
Hanes Brands, Inc.	5.032	10/15/13	3,127,079	3,121,494
Iconix, Inc.	2.490	05/01/14	2,488,116	2,351,270

Consumer Staples 0.74%				9,336,339

Food Products - 0.74%
Bolthouse Farms, Inc.	5.500	12/16/12	4,519,819	4,384,225
Dole Food Company, Inc.	8.000	04/12/13	4,929,227	4,952,114

Energy 3.17%				40,092,737

Energy Equipment & Services - 0.29%
Hercules Offshore LLC	8.500	07/11/13	3,789,652	3,615,961
Oil, Gas & Consumable Fuels - 2.88%
Ashmore Energy International	3.283	05/30/14	11,403,435	10,391,380
Enterprise GP Holdngs LP	2.517	11/10/14	2,000,000	1,900,000
Express Energy Service	9.500	07/02/13	3,769,869	1,672,880
SemGroup LP (T)	–	11/15/12	11,000,000	10,670,000
Venoco, Inc.	4.250	05/01/14	13,362,501	11,842,516

Financials 3.15%				39,825,965

Diversified Financial Services - 1.63%
Chrysler Financial	4.240	08/03/12	9,474,639	9,103,545
CIT Group, Inc.	13.000	01/18/12	11,000,000	11,431,750
Insurance - 0.48%
Asurion Corp.	3.246	07/02/14	6,500,000	6,102,018
Real Estate Management & Development - 1.04%
Realogy Corp.	13.500	10/15/17	5,000,000	5,147,500
Realogy Corp.	3.287	09/01/14	9,483,418	8,041,152

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Health Care 14.08%				178,102,620

Health Care Equipment & Supplies - 1.95%
Bausch & Lomb, Inc.	3.533	04/11/15	8,552,418	8,167,559
Biomet, Inc.	3.282	03/25/15	17,363,723	16,452,127
Health Care Providers & Services - 10.58%
Alliance Healthcare Services, Inc. (T)		06/01/16	5,000,000	4,900,000
Community Health Systems, Inc.	2.506	07/02/14	33,566,304	30,671,205
CRC Health Corp.	2.350	02/06/13	5,868,381	5,222,859
DaVita, Inc.	1.752	03/15/14	6,000,000	5,661,666
Fenwal, Inc.	2.506	03/01/14	11,949,702	10,256,823
Hanger Orthopedic Group, Inc.	2.240	07/15/14	4,929,820	4,609,382
HCA, Inc.	2.533	11/01/13	29,558,414	27,437,597
HCA, Inc.	1.783	11/16/12	3,000,000	2,820,000
Health Management Associates, Inc.	2.033	01/16/14	8,495,044	7,696,510
HVHC, Inc.	2.540	08/15/13	2,815,779	2,660,912
Iasis Healthcare Corp.	2.234	05/01/14	11,926,293	10,997,748
Manor Care	2.740	11/15/14	8,878,540	8,153,456
Royalty Pharma	2.533	05/15/14	7,314,326	6,997,374
Vanguard Health Holdings	2.485	05/18/11	5,989,179	5,798,202
Pharmaceuticals - 1.55%
Pharmaceutical Health Technologies	2.484	04/15/14	4,493,571	3,767,109
Warner Chilcott PLC (T)	–	12/31/19	15,864,407	15,832,091

Industrials 10.33%				130,700,800

Aerospace & Defense - 2.12%
Dubai Aerospace Enterprise	4.040	07/31/14	15,555,757	14,116,849
Hawker Beechcraft Corp., Inc.	2.250	03/26/14	7,806,165	5,827,302
Transdigm	2.289	07/01/12	7,285,000	6,905,138
Air Freight & Logistics - 0.26%
UPC Broadband Holding NV	1.994	03/30/14	3,565,583	3,284,794
Airlines - 0.67%
Delta Air Lines, Inc.	8.750	09/16/13	2,000,000	1,992,084
Delta Air Lines, Inc.	2.277	04/30/12	7,335,657	6,443,149
Commercial Services & Supplies - 4.99%
Affinion Group	2.734	10/17/12	5,941,374	5,612,121
Aramark Corp.	2.155	01/31/14	14,944,065	13,474,570
Brand Energy Services	2.313	02/07/14	8,124,788	7,261,529
Language Line, Inc.	5.750	10/28/16	8,000,000	7,930,000
Thomson Learning	8.500	07/05/14	18,384,070	15,663,227
US Investigations Services, Inc.	3.292	02/21/15	13,022,883	11,863,846
West Corp.	2.612	10/01/13	1,473,552	1,315,440
Containers & Packaging - 0.55%
Graham Packaging Company, Inc.	6.750	04/05/14	6,951,449	6,930,595
Industrial Conglomerates - 0.31%
Reynolds Group Escrow LLC (T)	–	11/02/15	4,000,000	3,990,000
Professional Services - 0.18%
Quebecor World, Inc.	2.284	01/17/13	2,376,786	2,246,063
Road & Rail - 1.25%
Hertz Corp.	2.021	01/21/12	10,368,529	9,490,906
Swift Transport	3.563	05/15/14	7,240,099	6,353,187

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Information Technology 6.04%				76,460,323

Communications Equipment - 0.67%
Telesat Canada	3.240	10/15/14	9,135,435	8,505,949
Semiconductors & Semiconductor Equipment -
1.76%
Freescale Semiconductor, Inc.	12.500	12/15/14	3,989,975	4,076,426
Freescale Semiconductor, Inc.	1.994	12/01/13	6,380,473	4,944,867
Sensata Technologies	2.031	04/27/13	14,999,612	13,255,907
Software - 3.61%
CGG	3.708	01/30/14	1,143,547	1,119,247
First Data Corp.	3.036	10/15/14	32,778,356	27,183,287
Sungard Data Systems, Inc.	1.992	08/15/12	2,463,874	2,250,596
Sungard Data Systems, Inc. (T)	–	02/28/16	16,095,521	15,124,044

Materials 8.78%				111,138,045

Chemicals - 3.48%
Ashland, Inc.	7.650	11/20/13	1,946,760	1,975,962
Georgia Gulf Corp.	10.000	09/01/13	4,493,573	4,439,008
Lyondell Chemical Company	7.000	12/20/14	21,153,412	15,342,845
Lyondell Chemical Company	5.795	12/15/09	7,745,852	7,513,477
Lyondell Chemical Company (T)	–	12/15/09	6,751,396	6,979,256
Nalco Company	6.500	05/06/16	5,970,000	6,007,313
UPC Broadband Holding NV	3.781	10/17/13	1,934,417	1,838,663
Containers & Packaging - 2.16%
Berry Plastics Holding Company	2.300	04/03/15	16,874,769	14,188,862
Graphic Packaging, Inc.	3.169	05/16/14	6,928,233	6,522,439
Graphic Packaging, Inc.	2.417	05/03/14	7,119,776	6,636,649
Metals & Mining - 1.57%
Norada Aluminum, Inc.	2.236	05/18/14	7,518,302	6,052,233
Novelis, Inc.	2.263	07/06/14	7,946,922	7,057,860
United Air Lines, Inc.	2.313	01/12/14	8,766,725	6,756,637
Paper & Forest Products - 1.57%
Georgia Pacific LLC	2.295	12/23/13	11,458,739	10,875,718
Georgia Pacific LLC	2.273	12/20/12	3,316,428	3,147,688
Georgia Pacific LLC (T)	–	12/20/14	5,937,017	5,803,435

Telecommunication Services 3.68%				46,573,428

Diversified Telecommunication Services - 3.21%
Level 3 Communications, Inc.	11.500	03/13/14	4,000,000	4,240,000
Level 3 Communications, Inc.	2.530	03/01/14	10,000,000	8,452,080
Panamsat Corp.	2.742	06/30/13	21,016,465	19,473,078
Qwest Corp.	6.950	06/30/10	8,500,000	8,489,375
Wireless Telecommunication Services - 0.47%
MetroPCS Wireless, Inc.	2.540	02/20/14	6,424,852	5,918,895

Utilities 5.23%				66,161,287

Electric Utilities - 3.02%
Energy Future Holdings Corp.	3.742	10/10/14	30,912,682	22,832,447
TXU Energy	3.776	10/10/14	20,606,842	15,349,522
Independent Power Producers & Energy Traders -
2.21%
Calpine Corp.	3.165	03/29/14	10,028,762	9,141,217
Dynegy Holdings, Inc.	3.990	04/02/13	2,491,201	2,352,110

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

NRG Energy, Inc.	7.100	02/01/13	7,493,720	6,857,534
NRG Energy, Inc.	2.033	02/01/13	1,011,753	925,860
NRG Energy, Inc.	2.019	02/01/13	9,509,954	8,702,597

			Shares	Value

Common Stocks 0.09%				$1,081,279
(Cost $1,198,271)

Materials 0.09%				1,081,279

Chemicals - 0.09%
Georgia Gulf Corp. (I)			74,111	1,081,279

Short-Term Investments 13.01%				$164,619,879
(Cost $164,612,962)

	Yield *	Shares	Value
Cash Equivalents - 4.60%
John Hancock Collateral Investment Trust (W)(Y)	0.2196%	5,807,602	58,135,260

		Par value	Value
Repurchase Agreement - 2.48%
Goldman Sachs Tri-Party Repurchase Agreement dated 11/30/2009 at 0.15% to be repurchased at $31,400,131 on 12/1/2009,
collateralized by $32,085,000 Federal Home Loan Mortgage Corp.,
zero coupon due 5/18/2010 (valued at $32,044,894, including
interest)		$31,400,000	31,400,000

		Maturity	Par value
	Yield *	date		Value
U.S. Government Agency - 5.93%
Federal National Mortgage Association,
Discount Note (L)	0.220	01/11/10	50,000	49,996,130
Federal National Mortgage Association,
Discount Note (L)	0.080	04/07/10	25,100	25,088,489
Total investments (Cost $1,324,156,617)† 107.84%				$1,364,316,590
Other assets and liabilities, net (7.84%)				($99,184,091)
Total net assets 100.00%			$1,265,132,499

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled. Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

Floating Rate Income Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,327,829,541. Net unrealized appreciation aggregated $36,487,049, of which $59,057,329 related to appreciated investment securities and $22,570,280 related to depreciated investment securities.

Notes to the Scheduled of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers, or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

9

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs
Corporate Bonds
Consumer Discretionary	$ 8,746,251	—	$ 8,746,251	—
Consumer Staples	144,525	—	144,525	—
Energy	30,713,817	—	30,713,817	—
Financials	45,248,200	—	45,248,200	—
Health Care	1,680,000	—	1,680,000	—
Industrials	31,353,014	—	31,353,014	—
Information Technology	417,988	—	417,988	—
Materials	13,219,763	—	13,219,763	—
Telecommunication Services	11,227,500	—	11,227,500	—
Utilities	14,989,980	—	14,989,980	—
Term Loans
Consumer Discretionary	342,482,850	—	342,482,850	—
Consumer Staples	9,336,339	—	9,336,339	—
Energy	40,092,737	—	40,092,737	—
Financials	39,825,965	—	39,825,965	—
Health Care	178,102,620	—	178,102,620	—
Industrials	130,700,800	—	130,700,800	—
Information Technology	76,460,323	—	76,460,323	—
Materials	111,138,045	—	111,138,045	—
Telecommunication Services	46,573,428	—	46,573,428	—
Utilities	66,161,287	—	66,161,287	—
Common Stocks
Materials	1,081,279	$1,081,279	—	—
Short-Term Investments	164,619,879	58,135,260	106,484,619	—
Total investments in securities	1,364,316,590	59,216,539	1,305,100,051	—
Total Assets	$ 1,364,316,590	$59,216,539	$ 1,305,100,051	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Preferred Stock
Balance as of 8/31/09	$1,968,862
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	(820,799)
Net purchases (sales)	(1,148,063)
Net transfers in and/out of Level 3	-
Balance as of 11/30/09	-

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally

10

at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities Lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

11

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q1 11/09
1/10

John Hancock

MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Lifecycle 2045 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.00%		$231,825,561
(Cost $209,152,554)

John Hancock Funds (G) 0.78%		1,804,761
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	191,182	1,804,761

John Hancock Funds II (G) 97.35%		225,689,007
Alpha Opportunites, Class NAV (Wellington)
	587,074	6,903,987
Blue Chip Growth, Class NAV (T. Rowe Price)
	641,208	10,945,423
Capital Appreciation, Class NAV (Jennison)
	1,055,089	10,339,870
Emerging Markets Value, Class NAV (DFA)
	1,432,243	14,709,134
Equity-Income, Class NAV (T. Rowe Price)
	185,304	2,321,865
Floating Rate Income, Class NAV (WAMCO)
	194,291	1,789,420
Fundamental Value, Class NAV (Davis)
	605,583	8,042,141
Global Bond, Class NAV (PIMCO)
	44,814	596,473
Global High Yield Fund, Class NAV (Stone Harbor)
	83,590	835,062
Global Real Estate, Class NAV (Deutsche)
	124,134	829,216
High Yield, Class NAV (WAMCO)
	172,440	1,455,395
Index 500, Class NAV (MFC Global U.S.A.) (W)
	6,577,532	54,133,087
International Equity Index, Class NAV (SSgA)
	1,409,125	23,391,474
International Opportunities, Class NAV (Marsico)
	339,971	4,341,430
International Small Cap, Class NAV (Templeton)
	226,672	3,001,140
International Small Company, Class NAV (DFA)
	399,795	2,986,469
International Value, Class NAV (Templeton)
	313,326	4,301,965
Large Cap Value, Class NAV (BlackRock)
	406,486	6,857,415
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	612,873	9,340,189
Mid Cap Stock, Class NAV (Wellington)
	526,803	6,995,948
Mid Cap Value Equity, Class NAV (RiverSource)
	283,808	2,222,214
Mid Value, Class NAV (T. Rowe Price)
	366,381	4,920,502
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	59,528	596,473
Natural Resources, Class NAV (Wellington)
	322,145	6,497,656

2

Lifecycle 2045 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Real Return Bond, Class NAV (PIMCO)
	189,056	2,385,893
Small Cap Growth, Class NAV (Wellington)
	275,689	2,398,493
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	529,266	5,308,538
Small Cap Value, Class NAV (Wellington)
	184,854	2,412,341
Small Company Growth, Class NAV (AIM)
	242,550	2,396,399
Small Company Value, Class NAV (T. Rowe Price)
	194,261	3,850,247
Smaller Company Growth, Class NAV (Frontier/MFC Global U.S.A. (W)/Perimeter)
	223,997	2,399,010
Spectrum Income, Class NAV (T. Rowe Price)
	57,575	596,473
Strategic Income, Class NAV (MFC Global U.S.) (W)
	58,193	596,473
Total Bond Market, Class NAV (Declaration) (W)
	211,579	2,242,739
U.S. High Yield Bond, Class NAV (Wells Capital)
	41,017	500,000
Value & Restructuring, Class NAV (Columbia)
	707,680	6,864,492
Value, Class NAV (Van Kampen)
	211,927	1,758,998
Vista, Class NAV (American Century)
	512,000	3,624,963

John Hancock Funds III (G) 1.87%		4,331,793
International Core, Class NAV (GMO)
	157,348	4,331,793

Total investments (Cost $209,152,554)† 100.00%		$231,825,561

Other assets and liabilities, net 0.00%		($6,769)

Total net assets 100.00%		$231,818,792

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $219,760,108. Net unrealized appreciation aggregated $12,065,453, of which $22,803,938 related to appreciated investment securities and $10,738,485 related to depreciated investment securities.

3

Lifecycle 2040 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.00%		$242,755,177
(Cost $224,300,108)

John Hancock Funds (G) 0.78%		1,892,565
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	200,484	1,892,565

John Hancock Funds II (G) 97.35%		236,320,072
Alpha Opportunites, Class NAV (Wellington)
	615,636	7,239,874
Blue Chip Growth, Class NAV (T. Rowe Price)
	672,404	11,477,931
Capital Appreciation, Class NAV (Jennison)
	1,106,420	10,842,918
Emerging Markets Value, Class NAV (DFA)
	1,497,460	15,378,916
Equity-Income, Class NAV (T. Rowe Price)
	194,320	2,434,827
Floating Rate Income, Class NAV (WAMCO)
	199,102	1,833,734
Fundamental Value, Class NAV (Davis)
	635,045	8,433,401
Global Bond, Class NAV (PIMCO)
	45,924	611,245
Global High Yield Fund, Class NAV (Stone Harbor)
	85,660	855,743
Global Real Estate, Class NAV (Deutsche)
	128,105	855,743
High Yield, Class NAV (WAMCO)
	176,711	1,491,437
Index 500, Class NAV (MFC Global U.S.A.) (W)
	6,897,537	56,766,728
International Equity Index, Class NAV (SSgA)
	1,477,681	24,529,498
International Opportunities, Class NAV (Marsico)
	356,511	4,552,645
International Small Cap, Class NAV (Templeton)
	237,700	3,147,150
International Small Company, Class NAV (DFA)
	419,246	3,131,764
International Value, Class NAV (Templeton)
	328,570	4,511,261
Large Cap Value, Class NAV (BlackRock)
	426,262	7,191,037
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	642,690	9,794,600
Mid Cap Stock, Class NAV (Wellington)
	552,433	7,336,310
Mid Cap Value Equity, Class NAV (RiverSource)
	297,615	2,330,328
Mid Value, Class NAV (T. Rowe Price)
	384,206	5,159,890
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	61,002	611,245
Natural Resources, Class NAV (Wellington)
	337,817	6,813,775

4

Lifecycle 2040 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Real Return Bond, Class NAV (PIMCO)
	193,738	2,444,979
Small Cap Growth, Class NAV (Wellington)
	289,101	2,515,182
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	555,015	5,566,805
Small Cap Value, Class NAV (Wellington)
	193,847	2,529,704
Small Company Growth, Class NAV (AIM)
	254,351	2,512,986
Small Company Value, Class NAV (T. Rowe Price)
	203,712	4,037,567
Smaller Company Growth, Class NAV (Frontier/MFC Global U.S.A. (W)/Perimeter))
	234,895	2,515,724
Spectrum Income, Class NAV (T. Rowe Price)
	59,000	611,245
Strategic Income, Class NAV (MFC Global U.S.) (W)
	59,634	611,245
Total Bond Market, Class NAV (Declaration) (W)
	216,819	2,298,280
U.S. High Yield Bond, Class NAV (Wells Capital)
	41,017	500,000
Value & Restructuring, Class NAV (Columbia)
	742,109	7,198,458
Value, Class NAV (Van Kampen)
	222,238	1,844,575
Vista, Class NAV (American Century)
	536,910	3,801,322

John Hancock Funds III (G) 1.87%		4,542,540
International Core, Class NAV (GMO)
	165,003	4,542,540

Total investments (Cost $224,300,108)† 100.00%		$242,755,177

Other assets and liabilities, net 0.00%		$4,554

Total net assets 100.00%		$242,759,731

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $224,300,108. Net unrealized appreciation aggregated $18,455,069, of which $18,970,249 related to appreciated investment securities and $515,180 related to depreciated investment securities.

5

Lifecycle 2035 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.00%		$330,322,138
(Cost $308,810,291)

John Hancock Funds (G) 0.78%		2,572,471
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	272,508	2,572,471

John Hancock Funds II (G) 97.35%		321,575,213
Alpha Opportunites, Class NAV (Wellington)
	836,804	9,840,810
Blue Chip Growth, Class NAV (T. Rowe Price)
	913,966	15,601,396
Capital Appreciation, Class NAV (Jennison)
	1,503,903	14,738,252
Emerging Markets Value, Class NAV (DFA)
	2,041,491	20,966,117
Equity-Income, Class NAV (T. Rowe Price)
	264,129	3,309,542
Floating Rate Income, Class NAV (WAMCO)
	278,605	2,565,949
Fundamental Value, Class NAV (Davis)
	863,186	11,463,113
Global Bond, Class NAV (PIMCO)
	64,261	855,316
Global High Yield Fund, Class NAV (Stone Harbor)
	119,864	1,197,443
Global Real Estate, Class NAV (Deutsche)
	176,938	1,181,948
High Yield, Class NAV (WAMCO)
	247,272	2,086,972
Index 500, Class NAV (MFC Global U.S.A.) (W)
	9,375,487	77,160,262
International Equity Index, Class NAV (SSgA)
	2,008,540	33,341,757
International Opportunities, Class NAV (Marsico)
	484,588	6,188,190
International Small Cap, Class NAV (Templeton)
	323,094	4,277,768
International Small Company, Class NAV (DFA)
	569,860	4,256,856
International Value, Class NAV (Templeton)
	446,609	6,131,939
Large Cap Value, Class NAV (BlackRock)
	579,397	9,774,427
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	873,577	13,313,319
Mid Cap Stock, Class NAV (Wellington)
	750,895	9,971,890
Mid Cap Value Equity, Class NAV (RiverSource)
	404,534	3,167,502
Mid Value, Class NAV (T. Rowe Price)
	522,233	7,013,589
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	85,361	855,316
Natural Resources, Class NAV (Wellington)
	459,179	9,261,634

6

Lifecycle 2035 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Real Return Bond, Class NAV (PIMCO)
	271,099	3,421,266
Small Cap Growth, Class NAV (Wellington)
	392,962	3,418,765
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	754,406	7,566,688
Small Cap Value, Class NAV (Wellington)
	263,487	3,438,504
Small Company Growth, Class NAV (AIM)
	345,727	3,415,781
Small Company Value, Class NAV (T. Rowe Price)
	276,895	5,488,069
Smaller Company Growth, Class NAV (Frontier/MFC Global U.S.A. (W)/Perimeter)
	319,281	3,419,502
Spectrum Income, Class NAV (T. Rowe Price)
	82,559	855,316
Strategic Income, Class NAV (MFC Global U.S.) (W)
	83,446	855,316
Total Bond Market, Class NAV (Declaration) (W)
	303,395	3,215,990
U.S. High Yield Bond, Class NAV (Wells Capital)
	41,017	500,000
Value & Restructuring, Class NAV (Columbia)
	1,008,713	9,784,514
Value, Class NAV (Van Kampen)
	302,077	2,507,242
Vista, Class NAV (American Century)
	729,796	5,166,953

John Hancock Funds III (G) 1.87%		6,174,454
International Core, Class NAV (GMO)
	224,281	6,174,454

Total investments (Cost $308,810,291)† 100.00%		$330,322,138

Other assets and liabilities, net 0.00%		($300)

Total net assets 100.00%		$330,321,838

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $321,019,426. Net unrealized appreciation aggregated $9,302,712, of which $22,373,925 related to appreciated investment securities and $13,071,213 related to depreciated investment securities.

7

Lifecycle 2030 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.00%		$431,186,320
(Cost $403,217,275)

John Hancock Funds (G) 0.70%		3,012,232
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	319,092	3,012,232

John Hancock Funds II (G) 97.58%		420,764,060
Alpha Opportunites, Class NAV (Wellington)
	1,095,501	12,883,094
Blue Chip Growth, Class NAV (T. Rowe Price)
	1,200,112	20,485,912
Capital Appreciation, Class NAV (Jennison)
	1,975,449	19,359,400
Emerging Markets Value, Class NAV (DFA)
	2,549,340	26,181,726
Equity-Income, Class NAV (T. Rowe Price)
	344,629	4,318,196
Floating Rate Income, Class NAV (WAMCO)
	596,232	5,491,300
Fundamental Value, Class NAV (Davis)
	1,132,752	15,042,948
Global Bond, Class NAV (PIMCO)
	137,523	1,830,433
Global High Yield Fund, Class NAV (Stone Harbor)
	261,098	2,608,367
Global Real Estate, Class NAV (Deutsche)
	197,883	1,321,862
High Yield, Class NAV (WAMCO)
	504,237	4,255,757
Index 500, Class NAV (MFC Global U.S.A.) (W)
	12,138,607	99,900,739
International Equity Index, Class NAV (SSgA)
	2,487,959	41,300,121
International Opportunities, Class NAV (Marsico)
	581,559	7,426,512
International Small Cap, Class NAV (Templeton)
	382,349	5,062,299
International Small Company, Class NAV (DFA)
	674,371	5,037,551
International Value, Class NAV (Templeton)
	535,980	7,359,004
Large Cap Value, Class NAV (BlackRock)
	761,071	12,839,274
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	1,083,393	16,510,903
Mid Cap Stock, Class NAV (Wellington)
	931,244	12,366,926
Mid Cap Value Equity, Class NAV (RiverSource)
	500,334	3,917,612
Mid Value, Class NAV (T. Rowe Price)
	649,253	8,719,472
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	187,245	1,876,194
Natural Resources, Class NAV (Wellington)
	575,670	11,611,264

8

Lifecycle 2030 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Real Estate Equity, Class NAV (T. Rowe Price)
	192,043	1,113,847
Real Return Bond, Class NAV (PIMCO)
	580,169	7,321,733
Small Cap Growth, Class NAV (Wellington)
	458,494	3,988,902
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	876,867	8,794,981
Small Cap Value, Class NAV (Wellington)
	307,428	4,011,932
Small Company Growth, Class NAV (AIM)
	403,382	3,985,419
Small Company Value, Class NAV (T. Rowe Price)
	322,110	6,384,216
Smaller Company Growth, Class NAV (Frontier/MFC Global U.S.A. (W)/Perimeter)
	372,527	3,989,761
Spectrum Income, Class NAV (T. Rowe Price)
	181,100	1,876,194
Strategic Income, Class NAV (MFC Global U.S.) (W)
	183,043	1,876,194
Total Bond Market, Class NAV (Declaration) (W)
	647,559	6,864,124
U.S. High Yield Bond, Class NAV (Wells Capital)
	41,017	500,000
Value & Restructuring, Class NAV (Columbia)
	1,325,003	12,852,524
Value, Class NAV (Van Kampen)
	373,398	3,099,200
Vista, Class NAV (American Century)
	903,696	6,398,167

John Hancock Funds III (G) 1.72%		7,410,028
International Core, Class NAV (GMO)
	269,162	7,410,028

Total investments (Cost $403,217,275)† 100.00%		$431,186,320

Other assets and liabilities, net 0.00%		$12,669

Total net assets 100.00%		$431,198,989

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $418,397,193. Net unrealized appreciation aggregated $12,789,127, of which $30,007,917 related to appreciated investment securities and $17,218,790 related to depreciated investment securities.

9

Lifecycle 2025 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.00%		$519,335,136
(Cost $484,675,089)

John Hancock Funds (G) 0.61%		3,162,915
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	335,055	3,162,915

John Hancock Funds II (G) 98.31%		510,565,842
Alpha Opportunites, Class NAV (Wellington)
	1,328,849	15,627,259
Blue Chip Growth, Class NAV (T. Rowe Price)
	1,378,952	23,538,713
Capital Appreciation, Class NAV (Jennison)
	2,396,212	23,482,876
Emerging Markets Value, Class NAV (DFA)
	2,745,244	28,193,654
Equity-Income, Class NAV (T. Rowe Price)
	415,259	5,203,189
Floating Rate Income, Class NAV (WAMCO)
	1,251,819	11,529,251
Fundamental Value, Class NAV (Davis)
	1,376,637	18,281,739
Global Bond, Class NAV (PIMCO)
	290,305	3,863,965
Global High Yield Fund, Class NAV (Stone Harbor)
	338,552	3,382,132
Global Real Estate, Class NAV (Deutsche)
	500,721	3,344,819
High Income, Class NAV (MFC Global U.S.) (W)
	332,687	2,375,388
High Yield, Class NAV (WAMCO)
	1,166,224	9,842,930
Index 500, Class NAV (MFC Global U.S.A.) (W)
	14,765,175	121,517,392
International Equity Index, Class NAV (SSgA)
	2,913,187	48,358,905
International Opportunities, Class NAV (Marsico)
	440,004	5,618,851
International Small Cap, Class NAV (Templeton)
	346,516	4,587,878
International Small Company, Class NAV (DFA)
	611,171	4,565,450
International Value, Class NAV (Templeton)
	405,519	5,567,775
Large Cap Value, Class NAV (BlackRock)
	886,379	14,953,210
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	1,291,831	19,687,497
Mid Cap Stock, Class NAV (Wellington)
	923,394	12,262,667
Mid Cap Value Equity, Class NAV (RiverSource)
	503,500	3,942,402
Mid Value, Class NAV (T. Rowe Price)
	642,892	8,634,044
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	388,972	3,897,499

10

Lifecycle 2025 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Natural Resources, Class NAV (Wellington)
	626,855	12,643,661
Real Estate Equity, Class NAV (T. Rowe Price)
	379,004	2,198,221
Real Return Bond, Class NAV (PIMCO)
	1,221,079	15,410,011
Small Cap Growth, Class NAV (Wellington)
	409,890	3,566,045
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	637,054	6,389,651
Small Cap Value, Class NAV (Wellington)
	258,905	3,378,713
Small Company Growth, Class NAV (AIM)
	360,621	3,562,931
Small Company Value, Class NAV (T. Rowe Price)
	288,471	5,717,496
Smaller Company Growth, Class NAV (Frontier/MFC Global U.S.A. (W)/Perimeter)
	333,036	3,566,813
Spectrum Income, Class NAV (T. Rowe Price)
	352,850	3,655,523
Strategic Income, Class NAV (MFC Global U.S.) (W)
	381,308	3,908,402
Total Bond Market, Class NAV (Declaration) (W)
	1,056,569	11,199,634
Total Return, Class NAV (PIMCO)
	230,517	3,287,169
U.S. High Yield Bond, Class NAV (Wells Capital)
	432,615	5,273,572
Value & Restructuring, Class NAV (Columbia)
	1,543,159	14,968,642
Value, Class NAV (Van Kampen)
	387,434	3,215,704
Vista, Class NAV (American Century)
	898,894	6,364,169

John Hancock Funds III (G) 1.08%		5,606,379
International Core, Class NAV (GMO)
	203,646	5,606,379

Total investments (Cost $484,675,089)† 100.00%		$519,335,136

Other assets and liabilities, net 0.00%		($13,877)

Total net assets 100.00%		$519,321,259

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $484,675,089. Net unrealized appreciation aggregated $34,660,047, of which $38,589,065 related to appreciated investment securities and $3,929,018 related to depreciated investment securities.

11

Lifecycle 2020 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.01%		$512,796,345
(Cost $472,772,535)

John Hancock Funds (G) 0.47%		2,411,598
Small Cap Intrinsic Value, Class NAV (MFC Global U.S.) (W)
	255,466	2,411,598

John Hancock Funds II (G) 98.98%		507,508,037
Alpha Opportunites, Class NAV (Wellington)
	1,236,359	14,539,586
Blue Chip Growth, Class NAV (T. Rowe Price)
	1,424,958	24,324,032
Capital Appreciation, Class NAV (Jennison)
	2,476,156	24,266,333
Emerging Markets Value, Class NAV (DFA)
	2,226,827	22,869,516
Equity-Income, Class NAV (T. Rowe Price)
	410,930	5,148,953
Floating Rate Income, Class NAV (WAMCO)
	1,613,513	14,860,458
Fundamental Value, Class NAV (Davis)
	1,188,131	15,778,383
Global Bond, Class NAV (PIMCO)
	524,603	6,982,467
Global High Yield Fund, Class NAV (Stone Harbor)
	646,785	6,461,387
Global Real Estate, Class NAV (Deutsche)
	802,241	5,358,973
High Income, Class NAV (MFC Global U.S.) (W)
	550,672	3,931,801
High Yield, Class NAV (WAMCO)
	2,049,744	17,299,842
Index 500, Class NAV (MFC Global U.S.A.) (W)
	13,999,343	115,214,591
International Equity Index, Class NAV (SSgA)
	2,373,905	39,406,827
International Opportunities, Class NAV (Marsico)
	225,772	2,883,109
International Small Cap, Class NAV (Templeton)
	175,349	2,321,619
International Small Company, Class NAV (DFA)
	309,273	2,310,270
International Value, Class NAV (Templeton)
	208,077	2,856,901
Large Cap Value, Class NAV (BlackRock)
	907,490	15,309,362
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	904,948	13,791,404
Mid Cap Stock, Class NAV (Wellington)
	778,824	10,342,779
Mid Cap Value Equity, Class NAV (RiverSource)
	380,244	2,977,314
Mid Value, Class NAV (T. Rowe Price)
	498,222	6,691,120
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	795,660	7,972,518

12

Lifecycle 2020 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Natural Resources, Class NAV (Wellington)
	538,967	10,870,967
Real Estate Equity, Class NAV (T. Rowe Price)
	634,581	3,680,567
Real Return Bond, Class NAV (PIMCO)
	1,961,274	24,751,281
Small Cap Growth, Class NAV (Wellington)
	411,496	3,580,017
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	574,035	5,757,572
Small Company Value, Class NAV (T. Rowe Price)
	132,352	2,623,207
Spectrum Income, Class NAV (T. Rowe Price)
	769,548	7,972,518
Strategic Income, Class NAV (MFC Global U.S.) (W)
	569,375	5,836,091
Total Bond Market, Class NAV (Declaration) (W)
	1,366,605	14,486,013
Total Return, Class NAV (PIMCO)
	917,188	13,079,098
U.S. High Yield Bond, Class NAV (Wells Capital)
	699,170	8,522,879
Value & Restructuring, Class NAV (Columbia)
	1,579,913	15,325,161
Value, Class NAV (Van Kampen)
	303,006	2,514,952
Vista, Class NAV (American Century)
	650,871	4,608,169

John Hancock Funds III (G) 0.56%		2,876,710
International Core, Class NAV (GMO)
	104,494	2,876,710

Total investments (Cost $472,772,535)† 100.01%		$512,796,345

Other assets and liabilities, net (0.01%)		($26,585)

Total net assets 100.00%		$512,769,760

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $489,462,151. Net unrealized appreciation aggregated $23,334,194, of which $41,446,563 related to appreciated investment securities and $18,112,369 related to depreciated investment securities.

13

Lifecycle 2015 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.01%		$363,423,139
(Cost $339,360,981)

John Hancock Funds II (G) 99.12%		360,184,697
Alpha Opportunites, Class NAV (Wellington)
	878,850	10,335,277
Blue Chip Growth, Class NAV (T. Rowe Price)
	733,487	12,520,621
Capital Appreciation, Class NAV (Jennison)
	1,274,584	12,490,920
Emerging Markets Value, Class NAV (DFA)
	1,284,046	13,187,152
Equity-Income, Class NAV (T. Rowe Price)
	291,076	3,647,179
Floating Rate Income, Class NAV (WAMCO)
	1,375,648	12,669,717
Fundamental Value, Class NAV (Davis)
	778,543	10,339,050
Global Bond, Class NAV (PIMCO)
	608,410	8,097,940
Global High Yield Fund, Class NAV (Stone Harbor)
	651,445	6,507,933
Global Real Estate, Class NAV (Deutsche)
	630,189	4,209,665
High Income, Class NAV (MFC Global U.S.) (W)
	448,282	3,200,733
High Yield, Class NAV (WAMCO)
	1,945,230	16,417,741
Index 500, Class NAV (MFC Global U.S.A.) (W)
	9,880,829	81,319,221
International Equity Index, Class NAV (SSgA)
	1,030,891	17,112,799
International Opportunities, Class NAV (Marsico)
	254,162	3,245,647
International Value, Class NAV (Templeton)
	234,242	3,216,143
Large Cap Value, Class NAV (BlackRock)
	402,023	6,782,123
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	238,292	3,631,570
Mid Cap Stock, Class NAV (Wellington)
	352,302	4,678,577
Mid Cap Value Equity, Class NAV (RiverSource)
	190,396	1,490,797
Mid Value, Class NAV (T. Rowe Price)
	230,747	3,098,936
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	693,778	6,951,656
Natural Resources, Class NAV (Wellington)
	405,179	8,172,464
Real Estate Equity, Class NAV (T. Rowe Price)
	579,370	3,360,347
Real Return Bond, Class NAV (PIMCO)
	1,298,000	16,380,764
Small Cap Growth, Class NAV (Wellington)
	291,477	2,535,848

14

Lifecycle 2015 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	544,565	5,461,988
Small Company Value, Class NAV (T. Rowe Price)
	110,293	2,186,009
Spectrum Income, Class NAV (T. Rowe Price)
	1,017,222	10,538,415
Strategic Income, Class NAV (MFC Global U.S.) (W)
	941,558	9,650,969
Total Bond Market, Class NAV (Declaration) (W)
	2,672,104	28,324,301
Total Return, Class NAV (PIMCO)
	614,553	8,763,524
U.S. High Yield Bond, Class NAV (Wells Capital)
	823,463	10,038,014
Value & Restructuring, Class NAV (Columbia)
	699,910	6,789,122
Value, Class NAV (Van Kampen)
	131,406	1,090,669
Vista, Class NAV (American Century)
	245,885	1,740,866

John Hancock Funds III (G) 0.89%		3,238,442
International Core, Class NAV (GMO)
	117,633	3,238,442

Total investments (Cost $339,360,981)† 100.01%		$363,423,139

Other assets and liabilities, net (0.01%)		($19,036)

Total net assets 100.00%		$363,404,103

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $349,331,844. Net unrealized appreciation aggregated $14,091,295, of which $25,815,374 related to appreciated investment securities and $11,724,079 related to depreciated investment securities.

15

Lifecycle 2010 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Investment Companies 100.01%		$433,088,791
(Cost $416,129,214)

John Hancock Funds II (G) 99.44%		430,632,555
Alpha Opportunites, Class NAV (Wellington)
	425,112	4,999,318
Blue Chip Growth, Class NAV (T. Rowe Price)
	817,993	13,963,145
Capital Appreciation, Class NAV (Jennison)
	1,421,431	13,930,023
Emerging Markets Value, Class NAV (DFA)
	1,012,355	10,396,890
Equity-Income, Class NAV (T. Rowe Price)
	344,711	4,319,228
Floating Rate Income, Class NAV (WAMCO)
	2,068,298	19,049,022
Fundamental Value, Class NAV (Davis)
	600,599	7,975,961
Global Bond, Class NAV (PIMCO)
	969,096	12,898,665
Global High Yield Fund, Class NAV (Stone Harbor)
	842,245	8,414,030
Global Real Estate, Class NAV (Deutsche)
	820,639	5,481,867
High Income, Class NAV (MFC Global U.S.) (W)
	730,548	5,216,110
High Yield, Class NAV (WAMCO)
	2,337,962	19,732,396
Index 500, Class NAV (MFC Global U.S.A.) (W)
	10,433,945	85,871,367
International Equity Index, Class NAV (SSgA)
	1,233,864	20,482,150
International Opportunities, Class NAV (Marsico)
	192,772	2,461,700
International Value, Class NAV (Templeton)
	177,664	2,439,323
Large Cap Value, Class NAV (BlackRock)
	460,826	7,774,127
Mid Cap Index, Class NAV (MFC Global U.S.A.) (W)
	809,917	12,343,129
Multi-Sector Bond Fund, Class NAV (Stone Harbor)
	950,550	9,524,511
Natural Resources, Class NAV (Wellington)
	360,413	7,269,528
Real Estate Equity, Class NAV (T. Rowe Price)
	750,119	4,350,688
Real Return Bond, Class NAV (PIMCO)
	1,485,741	18,750,047
Small Cap Index, Class NAV (MFC Global U.S.A.) (W)
	1,001,760	10,047,648
Spectrum Income, Class NAV (T. Rowe Price)
	1,723,274	17,853,120
Strategic Income, Class NAV (MFC Global U.S.) (W)
	1,462,585	14,991,495
Total Bond Market, Class NAV (Declaration) (W)
	5,326,764	56,463,694

16

Lifecycle 2010 Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Total Return, Class NAV (PIMCO)
	575,068	8,200,476
U.S. High Yield Bond, Class NAV (Wells Capital)
	1,447,969	17,650,747
Value & Restructuring, Class NAV (Columbia)
	802,283	7,782,150

John Hancock Funds III (G) 0.57%		2,456,236
International Core, Class NAV (GMO)
	89,220	2,456,236

Total investments (Cost $416,129,214)† 100.01%		$433,088,791

Other assets and liabilities, net (0.01%)		($42,183)

Total net assets 100.00%		$433,046,608

(G) The underlying fund's subadviser is shown parenthetically.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $423,556,215. Net unrealized appreciation aggregated $9,532,576, of which $16,964,429 related to appreciated investment securities and $7,431,853 related to depreciated investment securities.

17

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements.

Fair value measurements

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, all investments of the Lifecycle Funds are Level 1 under the hierarchy discussed above.

18

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LCOQ1 11/09
1/10

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.89%
U.S. Treasury Bonds - 0.64%
3.500%, 02/15/2039	$1,000,000	$881,406
4.500%, 08/15/2039	3,013,000	3,165,533

		4,046,939
U.S. Treasury Notes - 5.08%
1.375%, 04/15/2012 to
10/15/2012	10,615,000	10,733,160
2.375%, 10/31/2014	865,000	881,288
2.625%, 06/30/2014 to
07/31/2014	14,350,000	14,853,647
3.375%, 11/15/2019	4,735,000	4,804,557
4.250%, 08/15/2015	775,000	857,344

		32,129,996
Federal Farm Credit Bank - 0.12%
2.625%, 04/17/2014	765,000	782,866
Federal Home Loan Mortgage Corp. - 0.71%
4.500%, 04/01/2039	1,728,789	1,774,912
4.750%, 01/15/2031	309,813	321,301
5.699%, 04/01/2037 (P)	594,783	626,556
5.842%, 03/01/2037 (P)	1,688,111	1,780,730
7.500%, 07/25/2032 (P)	3,085	3,419

		4,506,918
Federal National Mortgage Association - 16.60%
1.875%, 10/29/2012	1,110,000	1,117,535
3.593%, 05/01/2035 (P)	2,164,578	2,224,171
4.000%, 06/25/2017 to
07/01/2024	12,074,779	12,425,555
4.127%, 07/01/2033 (P)	1,989	2,085
4.375%, 03/15/2013	20,000	21,866
4.893%, 12/01/2038 (P)	694,342	733,076
5.000%, 05/01/2018 to
05/01/2038	24,897,349	26,254,589
5.244%, 12/01/2038 (P)	459,136	486,448
5.308%, 12/01/2038 (P)	967,713	1,028,912
5.500%, 02/01/2018 to
05/01/2037	37,578,509	40,156,690
5.561%, 01/01/2036 (P)	1,108,577	1,169,275
5.740%, 04/01/2036 (P)	757,694	792,011
6.000%, 09/01/2022 to
02/01/2036	16,920,139	18,295,917
6.250%, 05/15/2029	157,000	187,901
6.500%, 02/01/2036	55,562	60,322
7.000%, 09/01/2010 to
10/25/2041	45,508	49,058
7.500%, 09/01/2029 to
11/25/2041	35,940	39,820

		105,045,231
Government National Mortgage Association - 0.59%
4.500%, 04/15/2039	3,397,110	3,500,881
5.000%, 04/15/2035 to
04/15/2035	75,017	79,427
5.500%, 03/15/2035	81,133	87,066
6.000%, 03/15/2033 to
06/15/2033	32,461	35,252

Active Bond Fund (continued)

		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.500%, 09/15/2028 to
08/15/2031		$5,581	$6,084
7.000%, 04/15/2029		2,272	2,502
8.000%, 10/15/2026		2,077	2,309

			3,713,521
Federal Home Loan Bank - 0.15%

5.375%, 05/18/2016		855,000	974,316

TOTAL U.S. GOVERNMENT & AGENCY

OBLIGATIONS (Cost $143,541,537)			$151,199,787

FOREIGN GOVERNMENT OBLIGATIONS - 0.06%
Argentina - 0.01%
Republic of Argentina
1.180%, 12/31/2038	ARS	177,218	16,286
3.720%, 12/15/2035		393,449	8,213
5.830%, 12/31/2033		72,870	20,951

			45,450
Canada - 0.00%
Government of Canada
5.500%, 06/01/2010	CAD	5,000	4,859
Colombia - 0.00%
Republic of Colombia
10.000%, 01/23/2012		20,000	23,200
11.750%, 03/01/2010	COP	8,000,000	4,056

			27,256
Japan - 0.01%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	16,318
1.800%, 03/22/2010		2,650,000	30,809

			47,127
Mexico - 0.04%
Government of Mexico
8.000%, 12/19/2013 to
12/07/2023	MXN	406,700	31,424
9.875%, 02/01/2010		205,000	207,050

			238,474
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		6,000	7,890
9.375%, 04/01/2029		1,000	1,410

			9,300
Peru - 0.00%
Republic of Peru
9.875%, 02/06/2015		2,000	2,550
Philippines - 0.00%
Republic of Philippines
9.125%, 02/22/2010	EUR	2,000	3,041
Sweden - 0.00%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	30,000	4,562

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$423,048)		$382,619

CORPORATE BONDS - 52.27%
Aerospace & Defense - 0.10%
BE Aerospace, Inc., Sr Note
8.500%, 07/01/2018	$250,000	$258,750
Embraer Overseas, Ltd., Gtd Sr
Note
6.375%, 01/15/2020	360,000	349,200

		607,950
Agriculture - 0.76%
Alliance One International, Inc.
8.500%, 05/15/2012	190,000	192,850
10.000%, 07/15/2016 (S)	510,000	535,500
Altria Group, Inc., Gtd Sr Note
8.500%, 11/10/2013	985,000	1,154,432
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	580,000	599,789
8.500%, 06/15/2019	220,000	256,416
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	682,223
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	323,040
5.650%, 05/16/2018	620,000	674,200
Reynolds American, Inc., Sr Sec
Note
7.250%, 06/01/2013	350,000	386,602

		4,805,052
Airlines - 0.47%
Continental Airlines, Inc.
6.545%, 02/02/2019	80,767	77,940
6.648%, 09/15/2017	153,990	144,751
8.307%, 04/02/2018	158,381	150,462
Delta Air Lines, Inc.
6.417%, 07/02/2012	700,000	665,000
6.821%, 08/10/2022	678,398	635,998
9.500%, 09/15/2014 (S)	335,000	340,025
Northwest Airlines, Inc., Gtd Note
Series 2007-1 Class A
7.027%, 11/01/2019	304,266	264,711
United Air Lines, Inc.
9.750%, 01/15/2017	465,000	471,975
10.400%, 11/01/2016	235,000	242,050

		2,992,912
Auto Manufacturers - 0.09%
Volvo Treasury AB
5.950%, 04/01/2015 (S)	515,000	538,672
Auto Parts & Equipment - 0.28%
Allison Transmission, Inc., Gtd Sr
Note
11.000%, 11/01/2015 (S)	600,000	621,000
Delphi Corp.
6.197%, 11/15/2033 (H)	2,000	0

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Exide Technologies, Series B
10.500%, 03/15/2013	$365,000	$363,175
Goodyear Tire & Rubber
Company, Sr Sec Note
8.625%, 12/01/2011	315,000	322,481
Tenneco, Inc.
8.625%, 11/15/2014	490,000	480,200

		1,786,856
Banks - 7.65%
Allfirst Preferred Capital Trust
1.784%, 07/15/2029 (P)	310,000	199,752
American Express Bank FSB
6.000%, 09/13/2017	805,000	846,279
BAC Capital Trust XIII
0.654%, 12/31/2049	640,000	362,804
BAC Capital Trust XIV
5.630%, 12/31/2049	275,000	181,500
BAC Capital Trust XV
1.056%, 06/01/2056	925,000	573,921
Banco Santander Chile
0.659%, 12/09/2009 (P)(S)	18,000	17,997
5.375%, 12/09/2014 (S)	5,000	5,311
Bank of America Corp.
5.650%, 05/01/2018	565,000	569,419
5.750%, 12/01/2017	5,849,000	5,965,161
7.625%, 06/01/2019	2,185,000	2,502,205
Bank of Ireland
6.450%, 02/10/2010	1,000	1,513
BPCE SA, Sub Bond
12.500%, 06/29/2049 (S)	255,000	298,432
Capital One Financial Corp.
6.750%, 09/15/2017	550,000	606,079
7.375%, 05/23/2014	540,000	619,387
Chuo Mitsui Trust & Banking
Company Ltd., Jr Sub Note
5.506%, 12/29/2049 (S)	500,000	456,660
Citigroup, Inc.
5.500%, 04/11/2013	2,375,000	2,454,681
5.625%, 08/27/2012	219,000	227,406
5.850%, 12/11/2034	285,000	247,746
6.125%, 11/21/2017 to
05/15/2018	2,935,000	2,939,365
6.375%, 08/12/2014	790,000	830,998
8.500%, 05/22/2019	1,030,000	1,163,258
Comerica Capital Trust II
6.576%, 02/20/2037 (P)	1,000,000	740,000
Credit Suisse New York, Sr Note
5.300%, 08/13/2019	405,000	424,393
Dresdner Bank AG
7.250%, 09/15/2015	281,000	279,845
Goldman Sachs Group, Inc.
5.500%, 11/15/2014	447,000	485,246
5.950%, 01/18/2018	1,500,000	1,604,906
HBOS PLC
5.375%, 11/29/2049 (S)	22,000	17,820
HSBC Holdings PLC
6.500%, 09/15/2037	435,000	462,957

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Independence Community Bank
Corp.
2.110%, 04/01/2014 (P)	$85,000	$82,319
JPMorgan Chase & Company
6.000%, 01/15/2018	860,000	932,255
6.300%, 04/23/2019	1,267,000	1,411,860
6.750%, 02/01/2011	218,000	231,406
Lloyds TSB Group PLC
6.267%, 11/29/2049 (S)	545,000	294,300
6.413%, 09/26/2049 (S)	450,000	243,000
Mellon Capital IV
6.244%, 06/29/2049	400,000	314,000
Mizuho Financial Group, Ltd.
8.375%, 01/29/2049	250,000	248,750
Morgan Stanley
0.734%, 10/18/2016 (P)	830,000	747,539
5.625%, 09/23/2019	2,000,000	2,025,664
5.950%, 12/28/2017	290,000	304,833
6.000%, 04/28/2015	1,000,000	1,086,533
6.625%, 04/01/2018	1,025,000	1,112,037
7.300%, 05/13/2019	535,000	603,062
Northern Trust Company
4.625%, 05/01/2014	410,000	446,719
6.500%, 08/15/2018	190,000	221,195
PNC Financial Services Group,
Inc.
8.250%, 05/29/2049	760,000	758,966
PNC Funding Corp., Gtd Sr Note
4.250%, 09/21/2015	640,000	661,044
Rabobank Nederland NV
11.000%, 06/29/2049 (S)	632,000	781,410
Regions Financial Corp.
7.750%, 11/10/2014	605,000	607,931
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	360,000	364,938
7.640%, 03/29/2049	300,000	140,250
Santander Issuances SA
6.500%, 08/11/2019 (S)	900,000	988,013
Shinhan Bank
6.819%, 09/20/2036	515,000	444,692
Silicon Valley Bank, Sub Note
6.050%, 06/01/2017	415,000	393,095
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,053,136
6.409%, 07/29/2049 (S)	1,215,000	985,231
SunTrust Capital VIII
6.100%, 12/15/2036 (P)	414,000	292,046
SunTrust Preferred Capital I
5.853%, 12/31/2049	102,000	66,555
TuranAlem Finance BV
7.875%, 06/02/2010	12,000	2,310
UBS AG/Stamford Branch, Series
DPNT
5.875%, 12/20/2017	550,000	570,748
USB Capital IX
6.189%, 10/29/2049	2,025,000	1,579,500
Wachovia Bank NA

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
5.850%, 02/01/2037	$395,000	$383,802
6.600%, 01/15/2038	325,000	346,577
Wells Fargo & Company, Series I
3.750%, 10/01/2014	2,000,000	2,016,454
Westpac Banking Corp., Sr Note
4.875%, 11/19/2019	580,000	588,865

		48,416,076
Beverages - 0.42%
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	10,595
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015 (S)	390,000	401,679
5.375%, 01/15/2020 (S)	235,000	246,622
Dr Pepper Snapple Group, Inc.
6.120%, 05/01/2013	230,000	254,473
6.820%, 05/01/2018	305,000	353,154
Miller Brewing Company, Gtd
Note
5.500%, 08/15/2013 (S)	380,000	411,842
SABMiller PLC, Sr Note
6.500%, 07/15/2018 (S)	875,000	982,190

		2,660,555
Building Materials - 0.44%
CRH America, Inc., Gtd Note
8.125%, 07/15/2018	525,000	614,979
Holcim US Finance, Gtd Note
6.000%, 12/30/2019 (S)	240,000	254,879
Masco Corp.
5.850%, 03/15/2017	705,000	656,182
USG Corp.
6.300%, 11/15/2016	1,000,000	867,500
Voto-Votorantim Overseas
Trading Operations NV
6.625%, 09/25/2019 (S)	420,000	413,700

		2,807,240
Chemicals - 0.40%
American Pacific Corp.
9.000%, 02/01/2015	425,000	396,313
Dow Chemical Company
5.700%, 05/15/2018	700,000	710,281
Ecolab, Inc., Sr Note
4.875%, 02/15/2015	265,000	284,480
JohnsonDiversey, Inc.
8.250%, 11/15/2019 (S)	150,000	149,625
Mosaic Company, Sr Note
7.625%, 12/01/2016 (S)	360,000	386,147
RPM International, Inc., Sr Note
6.500%, 02/15/2018	310,000	320,902
Sterling Chemicals, Inc., Gtd Sr
Sec Note
10.250%, 04/01/2015	305,000	289,750

		2,537,498
Coal - 0.11%
Arch Coal, Inc., Sr Note
8.750%, 08/01/2016 (S)	130,000	133,900

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal (continued)
Drummond Company, Inc.
7.375%, 02/15/2016 (S)	$600,000	$565,500

		699,400
Commercial Services - 0.43%
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	350,000	363,186
7.950%, 12/15/2009 (S)	10,000	10,018
Geo Group, Inc., Gtd Sr Note
7.750%, 10/15/2017 (S)	70,000	71,050
Hutchison Whampoa
International, Ltd., Gtd Note
5.750%, 09/11/2019 (S)	480,000	494,751
Science Applications International
Corp.
5.500%, 07/01/2033	825,000	774,086
Seminole Tribe of Florida
6.535%, 10/01/2020 (S)	405,000	371,794
United Rentals North America, Inc.
7.000%, 02/15/2014	520,000	458,900
10.875%, 06/15/2016 (S)	170,000	180,625

		2,724,410
Cosmetics & Personal Care - 0.02%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	145,000	147,175
Diversified Financial Services - 6.88%
American Express Company, Sr
Note
7.000%, 03/19/2018	1,855,000	2,066,227
American Express Credit
Company, Sr Note Series C
7.300%, 08/20/2013	760,000	863,295
American Honda Finance Corp.,
Note
7.625%, 10/01/2018 (S)	615,000	719,991
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	600,000	480,000
AXA Financial, Inc.
7.750%, 08/01/2010	210,000	219,267
Bear Stearns Companies, Inc.
0.444%, 11/28/2011 (P)	640,000	636,271
Bear Stearns Companies., Inc.
7.250%, 02/01/2018	380,000	439,443
Beaver Valley Funding, Sec Lease
Obligation Bond
9.000%, 06/01/2017	1,123,000	1,240,848
Bosphorus Financial Services,
Ltd., Sec Floating Rate Note
2.073%, 02/15/2012 (P)(S)	210,937	200,899
Capital One Bank USA NA
8.800%, 07/15/2019	1,825,000	2,161,335
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	301,886
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	930,053
5.500%, 03/15/2016	405,000	440,579
7.150%, 02/15/2019	450,000	541,030

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp., Sr Note
4.950%, 06/01/2014	$465,000	$503,570
CME Group, Inc., Sr Note
5.750%, 02/15/2014	470,000	523,042
ConocoPhillips Canada Funding
Company
5.950%, 10/15/2036	1,000,000	1,055,434
Credit Suisse First Boston USA,
Inc.
6.500%, 01/15/2012	209,000	229,846
Discover Financial Services, Sr
Note
10.250%, 07/15/2019	575,000	675,343
Ford Motor Credit Company LLC,
Sr Note
7.500%, 08/01/2012	90,000	89,190
General Electric Capital Corp.
5.450%, 01/15/2013	261,000	280,967
5.625%, 05/01/2018	455,000	469,140
6.000%, 08/07/2019	325,000	342,340
Goldman Sachs Capital II
5.793%, 12/29/2049	760,000	558,600
Goldman Sachs Group, Inc.
5.125%, 01/15/2015	640,000	679,371
6.000%, 05/01/2014	645,000	711,769
6.750%, 10/01/2037	420,000	432,280
7.500%, 02/15/2019	930,000	1,098,260
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	595,000	599,992
6.800%, 06/15/2018 (S)	1,000,000	1,006,321
Hartford Financial Services
Group, Inc.
6.300%, 03/15/2018	1,485,000	1,509,125
HSBC Finance Corp.
5.000%, 06/30/2015	645,000	670,258
HVB Funding Trust III
9.000%, 10/22/2031 (S)	10,000	8,600
Hyundai Capital Services, Sr Note
6.000%, 05/05/2015 (S)	415,000	433,771
International Lease Finance Corp.
0.684%, 01/15/2010 (P)	13,000	12,965
5.450%, 03/24/2011	555,000	511,161
Jefferies Group, Inc.
6.450%, 06/08/2027	255,000	217,035
8.500%, 07/15/2019	2,000,000	2,200,312
John Deere Capital Corp.
4.125%, 01/15/2010	39,000	39,161
JPMorgan Chase & Company
4.650%, 06/01/2014	655,000	699,698
7.900%, 04/29/2049	510,000	498,739
JPMorgan Chase Capital XX
6.550%, 09/29/2036	750,000	687,381
JPMorgan Chase Capital XXIII
1.273%, 05/15/2047 (P)	915,000	645,805
Lehman Brothers Holdings, Inc.
0.00%, 01/26/2017 (H)	1,120,000	162,400

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Macquarie Group, Ltd.
7.300%, 08/01/2014 (S)	$260,000	$284,160
MBNA Capital
1.081%, 02/01/2027 (P)	23,000	15,201
Merna Reinsurance, Ltd.
2.033%, 07/07/2010 (P)(S)	1,000,000	982,600
Merrill Lynch & Company, Inc.
0.544%, 06/05/2012 (P)	472,000	454,512
0.831%, 05/02/2017 (P)	1,000,000	870,005
6.875%, 04/25/2018	1,515,000	1,625,033
7.750%, 05/14/2038	1,855,000	2,047,976
Nelnet, Inc.
7.400%, 09/29/2036 (P)	400,000	291,470
Osiris Capital PLC
3.134%, 01/15/2010 (P)(S)	920,000	919,863
5.284%, 01/15/2010 (P)(S)	360,000	359,936
Schwab Capital Trust I
7.500%, 11/15/2037 (P)	1,435,000	1,336,760
SLM Corp.
0.582%, 01/27/2014 (P)	1,840,000	1,335,757
8.450%, 06/15/2018	370,000	334,220
SMFG Preferred Capital
6.078%, 01/29/2049 (S)	400,000	331,188
TD Ameritrade Holding Corp.,
Gtd Note
5.600%, 12/01/2019	460,000	467,723
Teco Finance, Inc.
6.572%, 11/01/2017	302,000	316,585
7.000%, 05/01/2012	293,000	317,187
USB Realty Corp.
6.091%, 12/29/2049 (S)	500,000	347,500
Vita Capital III, Ltd., Series B-I
1.390%, 01/01/2011 (P)(S)	870,000	829,980
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	400,000	399,579
Wells Fargo Capital XIII, Series
GMTN
7.700%, 12/29/2049	1,000,000	910,000

		43,570,235
Electric - 3.98%
AES Eastern Energy LP, Sr Pass
Thru Ctf Series 1999-A
9.000%, 01/02/2017	576,824	578,987
AES Gener SA
7.500%, 03/25/2014	218,000	240,780
Allegheny Energy Supply
Company LLC, Sr Note
5.750%, 10/15/2019 (S)	370,000	367,199
American Electric Power
Company, Inc.
5.250%, 06/01/2015	210,000	224,370
Appalachian Power Company
5.800%, 10/01/2035	39,000	38,229
7.000%, 04/01/2038	425,000	488,928
Aquila, Inc., Sr Note
11.875%, 07/01/2012	570,000	662,834

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Company
5.500%, 09/01/2035	$222,000	$198,203
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	10,000	11,528
Commonwealth Edison Company,
Sec Bond
5.800%, 03/15/2018	2,225,000	2,430,879
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	274,494
Delmarva Power & Light
Company, 1st Mtg Bond
6.400%, 12/01/2013	390,000	442,616
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	610,567
5.700%, 09/17/2012	207,000	227,059
6.300%, 09/30/2066 (P)	800,000	704,000
DTE Energy Company, Sr Note
7.625%, 05/15/2014	335,000	378,857
Duke Energy Corp., Sr Note
6.300%, 02/01/2014	335,000	373,676
Enel Finance International SA
6.250%, 09/15/2017 (S)	565,000	633,173
Enersis SA
7.375%, 01/15/2014	12,000	13,418
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,741
7.375%, 11/15/2031	676,000	755,690
FirstEnergy Solutions Corp., Gtd
Sr Note
4.800%, 02/15/2015 (S)	360,000	374,135
FPL Group Capital, Inc.
6.350%, 10/01/2066 (P)	650,000	596,375
Indiantown Cogeneration LP, 1st
Mtg Note Series A-9
9.260%, 12/15/2010	39,676	39,989
Ipalco Enterprises, Inc., Sr Sec
Note
8.625%, 11/14/2011	365,000	377,775
Israel Electric Corp., Ltd., Sec
Note
7.250%, 01/15/2019 (S)	1,720,000	1,889,282
ITC Holdings Corp., Sr Note
5.875%, 09/30/2016 (S)	170,000	176,498
Midwest Generation LLC, Note
Series B
8.560%, 01/02/2016	584,360	590,204
Monongahela Power Company,
Sec Bond
7.950%, 12/15/2013 (S)	665,000	742,105
National Grid PLC
6.300%, 08/01/2016	485,000	536,169
Nevada Power Company
5.875%, 01/15/2015	340,000	373,239
6.650%, 04/01/2036	530,000	571,559
NiSource Finance Corp.
6.150%, 03/01/2013	219,000	234,901

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Company
4.200%, 03/01/2011	$246,000	$254,876
4.800%, 03/01/2014	212,000	229,060
8.250%, 10/15/2018	455,000	575,110
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,094,614
PG&E Corp., Sr Note
5.750%, 04/01/2014	390,000	429,776
PNPP II Funding Corp., Sec
Collateralized Bond
9.120%, 05/30/2016	206,000	229,896
PSEG Power LLC
5.000%, 04/01/2014	214,000	226,724
8.625%, 04/15/2031	214,000	285,875
Public Service Company of New
Mexico
7.950%, 05/15/2018	1,000,000	1,046,740
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	1,000,000	1,130,258
Scottish Power PLC
4.910%, 03/15/2010	225,000	227,679
Sierra Pacific Power Company,
Series M
6.000%, 05/15/2016	840,000	909,790
SPI Electricity & Gas Australia
Holdings Party, Ltd.
6.150%, 11/15/2013 (S)	16,000	17,151
Texas Competitive Electric
Holdings Company LLC, Series
A
10.250%, 11/01/2015	650,000	461,500
TransAlta Corp.
6.650%, 05/15/2018	580,000	624,940
United Energy Distribution
Property, Ltd.
4.700%, 04/15/2011 (S)	96,000	99,058
Virginia Electric and Power
Company
6.000%, 01/15/2036	620,000	671,714
Waterford 3 Funding Corp., Sec
Bond
8.090%, 01/02/2017	450,375	473,840

		25,156,060
Electronics - 0.08%
Amphenol Corp., Sr Note
4.750%, 11/15/2014	525,000	534,815
Energy-Alternate Sources - 0.03%
Salton Sea Funding Corp., Sr Sec
Bond Series F
7.475%, 11/30/2018	183,249	200,285
Engineering&Construction - 0.04%
Odebrecht Finance, Ltd., Gtd Sr
Note
7.000%, 04/21/2020 (S)	240,000	233,400

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Entertainment - 0.39%
AMC Entertainment, Inc.
8.000%, 03/01/2014	$470,000	$442,975
8.750%, 06/01/2019	130,000	132,275
Cinemark USA, Inc., Gtd Sr Note
8.625%, 06/15/2019 (S)	175,000	180,250
Greektown Holdings LLC, Sr
Note
10.750%, 12/01/2013 (H)(S)	220,000	45,925
HRP Myrtle Beach Operations
LLC, Sr Sec Note
0.00%, 04/01/2012 (H)(S)	140,000	0
Jacobs Entertainment, Inc., Gtd Sr
Note
9.750%, 06/15/2014	545,000	495,950
Mashantucket Western Pequot
Tribe, Bond Series A
8.500%, 11/15/2015 (P)(S)	85,000	20,400
Mohegan Tribal Gaming
Authority, Gtd Sr Sub Note
8.000%, 04/01/2012	300,000	237,000
Pokagon Gaming Authority, Sr
Note
10.375%, 06/15/2014 (S)	420,000	437,850
Regal Cinemas Corp., Gtd Sr Note
8.625%, 07/15/2019 (S)	145,000	148,625
Waterford Gaming LLC, Sr Note
8.625%, 09/15/2014 (S)	196,000	111,720
Yonkers Racing Corp., Sr Sec
Note
11.375%, 07/15/2016 (S)	180,000	187,200

		2,440,170
Environmental Control - 0.06%
Waste Management, Inc., Gtd Sr
Note
6.125%, 11/30/2039	345,000	355,833
Food - 1.28%
ASG Consolidated LLC/ASG
Finance, Inc., Sr Note
11.500%, 11/01/2011	375,000	364,688
General Mills, Inc.
5.650%, 09/10/2012	600,000	659,578
5.700%, 02/15/2017	245,000	271,507
Kellogg Company
6.600%, 04/01/2011	209,000	224,039
Kraft Foods, Inc.
5.625%, 11/01/2011	219,000	234,201
6.000%, 02/11/2013	605,000	658,423
6.125%, 02/01/2018	580,000	622,036
Kroger Company
6.800%, 12/15/2018	920,000	1,063,793
7.000%, 05/01/2018	580,000	673,520
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,089,831
Nabisco, Inc.
7.550%, 06/15/2015	229,000	266,013
Smithfield Foods, Inc.
7.000%, 08/01/2011	18,000	17,685

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
10.000%, 07/15/2014 (S)	$365,000	$382,338
Supervalu, Inc.
7.500%, 11/15/2014	500,000	506,250
Tate & Lyle International Finance
PLC
5.000%, 11/15/2014 (S)	208,000	211,126
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	615,700
Tyson Foods, Inc., Sr Note
10.500%, 03/01/2014	225,000	254,250

		8,114,978
Forest Products & Paper - 0.34%
International Paper Company
7.950%, 06/15/2018	520,000	601,989
9.375%, 05/15/2019	425,000	527,298
NewPage Corp., Gtd Sr Sec Note
11.375%, 12/31/2014 (S)	125,000	123,125
PE Paper Escrow GmbH, Sr Sec
Note
12.000%, 08/01/2014 (S)	100,000	109,750
Plum Creek Timberlands LP, Gtd
Sr Note
5.875%, 11/15/2015	320,000	335,467
Verso Paper Holdings LLC, Gtd
Sr Note Series B
9.125%, 08/01/2014	510,000	469,200

		2,166,829
Gas - 0.42%
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,052,736
Michigan Consolidated Gas
Company
5.700%, 03/15/2033	14,000	13,909
Sempra Energy
6.500%, 06/01/2016	450,000	501,778
8.900%, 11/15/2013	360,000	428,839
Southern Union Company, Jr Sub
Note, Series A
7.200%, 11/01/2066 (P)	825,000	684,750

		2,682,012
Healthcare Products - 0.15%
Covidien International Finance
SA, Gtd Sr Note
6.000%, 10/15/2017	610,000	682,832
Inverness Medical Innovations,
Inc., Sr Note
7.875%, 02/01/2016 (S)	285,000	280,013

		962,845
Healthcare Services - 0.44%
Cigna Corp.
6.150%, 11/15/2036	500,000	440,598
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	230,221
6.300%, 08/15/2014	420,000	413,931

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
HCA, Inc., Sr Sec Note
8.500%, 04/15/2019 (S)	$440,000	$464,200
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	237,246
5.375%, 03/15/2016	240,000	252,173
5.800%, 03/15/2036	115,000	107,369
WellPoint, Inc.
5.000%, 12/15/2014	208,000	222,162
6.375%, 06/15/2037	415,000	435,832

		2,803,732
Holding Companies - 0.06%
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Series B
7.990%, 12/30/2011	354,000	355,412
Home Builders - 0.03%
Pulte Homes, Inc.
6.250%, 02/15/2013	210,000	213,150
Home Furnishings - 0.13%
Whirlpool Corp.
8.000%, 05/01/2012	370,000	404,988
8.600%, 05/01/2014	370,000	427,881

		832,869
Household Products - 0.31%
ACCO Brands Corp., Gtd Sr Sec
Note
10.625%, 03/15/2015 (S)	105,000	113,269
Clorox Company
5.000%, 03/01/2013	600,000	642,763
5.950%, 10/15/2017	500,000	549,567
Yankee Acquisition Corp., Gtd Sr
Sub Note
8.500%, 02/15/2015	655,000	638,625

		1,944,224
Insurance - 5.09%
Aflac, Inc., Sr Note
8.500%, 05/15/2019	365,000	432,293
Allied World Assurance Holdings,
Ltd.
7.500%, 08/01/2016	1,490,000	1,601,389
American International Group,
Inc., Series WI
8.175%, 05/15/2058 (P)	700,000	399,000
Assurant, Inc.
5.625%, 02/15/2014	209,000	218,718
6.750%, 02/15/2034	550,000	501,663
AXA SA
6.379%, 12/29/2049 (S)	585,000	469,463
6.463%, 12/31/2049 (S)	275,000	209,344
Catlin Insurance Company, Ltd.
7.249%, 12/31/2049 (S)	500,000	365,000
CNA Financial Corp.
6.000%, 08/15/2011	280,000	285,745
6.500%, 08/15/2016	1,210,000	1,201,999
7.350%, 11/15/2019	320,000	325,229

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Endurance Specialty Holdings,
Ltd.
7.000%, 07/15/2034	$800,000	$735,524
Financial Security Assurance
Holdings, Ltd.
6.400%, 12/15/2066 (P)(S)	795,000	477,000
Foundation Re II, Ltd.
7.023%, 11/26/2010 (P)(S)	250,000	248,667
Genworth Financial, Inc., Jr Sub
Note
6.150%, 11/15/2066	790,000	505,600
Hartford Financial Services
Group, Inc.
4.625%, 07/15/2013	8,000	8,078
Horace Mann Educators Corp., Sr
Note
6.850%, 04/15/2016	335,000	338,361
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	683,000	556,774
7.300%, 06/15/2014 (S)	380,000	385,670
7.500%, 08/15/2036 (S)	1,470,000	1,322,593
7.800%, 03/15/2037 (S)	455,000	359,450
Lincoln National Corp.
6.050%, 04/20/2067 (P)	495,000	353,925
7.000%, 05/17/2066 (P)	555,000	427,350
8.750%, 07/01/2019	3,400,000	3,966,379
Markel Corp.
6.800%, 02/15/2013	325,000	332,373
Massachusetts Mutual Life
Insurance Company, Sub Note
8.875%, 06/01/2039 (S)	220,000	269,570
MetLife, Inc.
6.400%, 12/15/2036	600,000	499,500
6.750%, 06/01/2016	360,000	413,543
Metropolitan Life Global Funding
I
5.125%, 04/10/2013 (S)	405,000	434,441
New York Life Insurance
Company, Sub Note
6.750%, 11/15/2039 (S)	580,000	585,996
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,873,000	1,252,644
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	940,000	1,073,435
Progressive Corp.
6.700%, 06/15/2037	225,000	191,250
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	232,966
5.150%, 01/15/2013	540,000	570,947
6.100%, 06/15/2017	1,100,000	1,142,552
6.200%, 01/15/2015	555,000	597,969
7.375%, 06/15/2019	1,195,000	1,357,359
QBE Insurance Group, Ltd., Sr
Note
9.750%, 03/14/2014 (S)	301,000	349,082
StanCorp Financial Group, Inc.
6.900%, 06/01/2067 (P)	1,150,000	823,777

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	$350,000	$319,681
8.300%, 10/15/2037 (P)(S)	225,000	186,750
The Travelers Companies, Inc.
6.250%, 03/15/2037 (P)	2,500,000	2,265,328
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	575,805
Unum Group, Sr Note
7.125%, 09/30/2016	360,000	378,648
W.R. Berkley Corp.
5.125%, 09/30/2010	900,000	908,242
5.600%, 05/15/2015	335,000	339,110
6.150%, 08/15/2019	14,000	13,650
White Mountains Re Group, Ltd.
7.506%, 05/29/2049 (S)	1,540,000	1,220,311
XL Capital, Ltd., Series E
6.500%, 12/31/2049	275,000	199,375

		32,229,518
Internet - 0.03%
Netflix, Inc., Sr Note
8.500%, 11/15/2017 (S)	175,000	179,375
Iron & Steel - 0.23%
Allegheny Technologies, Inc., Sr
Note
9.375%, 06/01/2019	300,000	345,215
ArcelorMittal, Sr Note
9.850%, 06/01/2019	600,000	739,262
Gerdau Holdings, Inc., Gtd Sr
Note
7.000%, 01/20/2020 (S)	340,000	337,280

		1,421,757
Leisure Time - 0.13%
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	793,250
Lodging - 0.22%
Little Traverse Bay Bands of
Odawa Indians, Sr Note
10.250%, 02/15/2014 (H)(S)	460,000	115,000
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,447
MGM Mirage, Inc., Sr Sec Note
10.375%, 05/15/2014 (S)	90,000	96,075
MTR Gaming Group, Inc.
9.000%, 06/01/2012	280,000	215,600
12.625%, 07/15/2014 (S)	170,000	157,675
Starwood Hotels & Resorts
Worldwide, Inc., Sr Note
6.250%, 02/15/2013	315,000	320,513
Turning Stone Resort Casino
Enterprises, Sr Note
9.125%, 09/15/2014 (S)	470,000	457,075

		1,388,385
Machinery-Constr&Mining - 0.06%
Terex Corp., Sr Note
10.875%, 06/01/2016	350,000	371,875

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Machinery-Diversified - 0.09%
Altra Holdings, Inc., Sr Sec Note
8.125%, 12/01/2016 (S)	$255,000	$256,275
Case New Holland, Inc., Gtd Sr
Note
7.750%, 09/01/2013 (S)	330,000	329,175

		585,450
Media - 2.10%
Cablevision Systems Corp., Sr
Note
8.625%, 09/15/2017 (S)	125,000	128,125
Charter Communications
Holdings II LLC, Gtd Sr Note
10.250%, 10/01/2013 (H)(S)	312,000	361,920
Comcast Cable Holdings LLC, Sr
Note
9.800%, 02/01/2012	730,000	836,950
Comcast Corp., Gtd Note
6.500%, 01/15/2015	300,000	337,239
COX Communications, Inc.
4.625%, 01/15/2010 to
06/01/2013	362,000	380,717
5.450%, 12/15/2014	218,000	237,332
6.750%, 03/15/2011	209,000	221,205
7.750%, 11/01/2010	207,000	217,526
CSC Holdings, Inc., Sr Note
7.875%, 02/15/2018	390,000	398,775
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	255,000	263,240
7.625%, 05/15/2016	345,000	371,738
Grupo Televisa SA, Sr Bon
6.625%, 01/15/2040 (S)	310,000	310,374
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,069
7.750%, 12/01/2045	9,000	10,025
8.250%, 08/10/2018	375,000	453,138
News America, Inc.
6.650%, 11/15/2037	865,000	912,729
6.900%, 03/01/2019	185,000	212,041
Time Warner Cable, Inc.
6.550%, 05/01/2037	550,000	570,736
6.750%, 07/01/2018	1,185,000	1,322,817
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	38,241
Time Warner Entertainment
Company LP
8.375%, 03/15/2023 to 07/15/2033	870,000	1,041,122
Time Warner, Inc.
7.625%, 04/15/2031	9,000	10,436
Viacom, Inc.
6.750%, 10/05/2037	630,000	671,243
6.875%, 04/30/2036	760,000	820,979
Vivendi SA
5.750%, 04/04/2013 (S)	2,515,000	2,674,786
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	100,000	105,500
13.000%, 08/01/2013 (S)	360,000	373,500

		13,284,503

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal Fabricate/Hardware - 0.05%
Commercial Metals Company, Sr
Note
7.350%, 08/15/2018	$305,000	$330,405
Mining - 0.41%
Alcan, Inc.
5.000%, 06/01/2015	6,000	6,212
Alcoa, Inc.
5.720%, 02/23/2019	150,000	146,009
CII Carbon LLC, Gtd Sr Sub Note
11.125%, 11/15/2015 (S)	405,000	400,444
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	231,835
Rio Tinto Alcan, Inc., Sr Note
6.125%, 12/15/2033	520,000	538,316
Rio Tinto Finance USA, Ltd., Gtd
Sr Note
8.950%, 05/01/2014	330,000	396,830
Teck Resources, Ltd., Sr Sec Note
10.750%, 05/15/2019	215,000	251,013
Vale Overseas, Ltd., Gtd Note
6.875%, 11/10/2039	315,000	325,597
Vedanta Resources PLC, Note
8.750%, 01/15/2014 (S)	315,000	315,788

		2,612,044
Miscellaneous Manufacturers - 0.89%
Colt Defense LLC
8.750%, 11/15/2017 (S)	150,000	150,750
Eaton Corp.
4.900%, 05/15/2013	450,000	485,603
General Electric Company
5.000%, 02/01/2013	887,000	950,377
Ingersoll-Rand Global Holding
Company, Ltd., Gtd Note
6.875%, 08/15/2018	460,000	520,201
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,091,715
Tyco Electronics Group SA
6.000%, 10/01/2012	410,000	440,746
6.550%, 10/01/2017	910,000	970,562
7.125%, 10/01/2037	501,000	521,153
Tyco International Finance SA
8.500%, 01/15/2019	400,000	496,121

		5,627,228
Office & Business Equipment - 0.13%
Xerox Corp.
6.750%, 02/01/2017	435,000	474,819
8.250%, 05/15/2014	300,000	349,024

		823,843
Oil & Gas - 2.61%
Anadarko Finance Company
7.500%, 05/01/2031	900,000	1,020,171
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,000,000	1,049,865
8.700%, 03/15/2019	500,000	626,248
Apache Corp.

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
5.625%, 01/15/2017	$1,000,000	$1,107,023
6.900%, 09/15/2018	455,000	550,005
Cenovus Energy, Inc.
4.500%, 09/15/2014 (S)	355,000	371,993
5.700%, 10/15/2019 (S)	190,000	201,447
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,026
Devon Energy Corp., Sr Note
5.625%, 01/15/2014	400,000	442,979
Devon Financing Corp.
6.875%, 09/30/2011	205,000	224,046
7.875%, 09/30/2031	1,060,000	1,337,928
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,084,255
EQT Corp., Sr Note
8.125%, 06/01/2019	280,000	326,995
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	819,400
McMoRan Exploration Company,
Gtd Sr Note
11.875%, 11/15/2014	245,000	247,450
Nexen, Inc.
5.875%, 03/10/2035	212,000	199,638
6.400%, 05/15/2037	625,000	624,169
Nustar Logistics LP, Gtd Sr Note
7.650%, 04/15/2018	335,000	376,772
Pemex Project Funding Master
Trust
1.599%, 06/15/2010 (P)(S)	218,000	218,000
Petro-Canada, Sr Note
6.050%, 05/15/2018	716,000	778,016
Petrobras International Finance
Company, Gtd Sr Note
5.750%, 01/20/2020	205,000	208,844
Petroleos Mexicanos, Gtd Note
4.875%, 03/15/2015 (S)	450,000	451,125
Premcor Refining Group, Inc.
7.500%, 06/15/2015	4,000	4,156
Questar Market Resources, Inc.,
Sr Note
6.800%, 03/01/2020	205,000	220,643
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	330,000	331,280
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	832,642
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,190,329
Transocean, Inc.
6.000%, 03/15/2018	750,000	820,451
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	261,642
Woodside Finance, Ltd., Note
4.500%, 11/10/2014 (S)	590,000	603,984

		16,541,522

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services - 0.24%
BJ Services Company
6.000%, 06/01/2018	$880,000	$927,845
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	592,450

		1,520,295
Packaging & Containers - 0.13%
BWAY Corp., Sr Sub Note
10.000%, 04/15/2014 (S)	435,000	455,663
Graphic Packaging International,
Inc., Gtd Sr Note
9.500%, 06/15/2017	125,000	131,875
Solo Cup Company, Sr Sec Note
10.500%, 11/01/2013 (S)	145,000	152,613
US Corrugated, Inc., Sr Sec Note
10.000%, 06/12/2013	110,000	95,700

		835,851
Pharmaceuticals - 0.60%
Allergan, Inc.
5.750%, 04/01/2016	400,000	437,658
Medco Health Solutions, Inc., Sr
Note
7.250%, 08/15/2013	1,380,000	1,567,031
Schering Plough Corp.
5.300%, 12/01/2013	218,000	243,211
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	170,000	184,243
6.150%, 02/01/2036	170,000	178,415
Watson Pharmaceuticals, Inc., Sr
Note
6.125%, 08/15/2019	410,000	435,364
Wyeth, Sr Sub Note
5.500%, 03/15/2013	670,000	742,668

		3,788,590
Pipelines - 3.98%
Buckeye Partners LP, Sr Note
5.125%, 07/01/2017	225,000	227,332
CenterPoint Energy Resources Corp.
6.000%, 05/15/2018	1,000,000	1,068,132
7.875%, 04/01/2013	235,000	268,557
DCP Midstream LLC, Sr Note
9.750%, 03/15/2019 (S)	395,000	481,783
Duke Capital LLC
6.750%, 02/15/2032	511,000	539,988
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	671,713
7.500%, 04/15/2038	600,000	694,546
Energy Transfer Partners LP
6.700%, 07/01/2018	1,000,000	1,102,689
7.500%, 07/01/2038	1,440,000	1,615,631
8.500%, 04/15/2014	375,000	438,530
9.700%, 03/15/2019	345,000	430,838
Enterprise Products Operating LLC
5.600%, 10/15/2014	680,000	739,869
7.000%, 06/01/2067 (P)	705,000	623,925
7.034%, 01/15/2068 (P)	405,000	372,094
Enterprise Products Operating LP

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
4.950%, 06/01/2010	$210,000	$212,844
6.300%, 09/15/2017	820,000	904,950
6.875%, 03/01/2033	209,000	227,857
Gulf South Pipeline Company LP,
Sr Note
5.750%, 08/15/2012 (S)	350,000	374,245
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	240,000	255,782
5.800%, 03/15/2035	208,000	195,409
6.500%, 02/01/2037	1,091,000	1,121,973
6.950%, 01/15/2038	540,000	583,668
7.300%, 08/15/2033	212,000	232,333
7.750%, 03/15/2032	200,000	233,115
9.000%, 02/01/2019	330,000	406,869
MarkWest Energy Partners LP,
Gtd Sr Note Series B
8.500%, 07/15/2016	315,000	317,363
NGPL Pipeco LLC, Sr Note
7.119%, 12/15/2017 (S)	1,420,000	1,601,919
ONEOK Partners LP
6.150%, 10/01/2016	728,000	771,504
6.650%, 10/01/2036	1,245,000	1,300,924
8.625%, 03/01/2019	325,000	397,760
Plains All American Pipeline LP
8.750%, 05/01/2019	500,000	614,786
Regency Energy Partners LP, Sr
Note
9.375%, 06/01/2016 (S)	265,000	280,238
Spectra Energy Capital LLC, Gtd
Sr Note
6.200%, 04/15/2018	3,290,000	3,590,216
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	749,235
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,000,000	1,036,653
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	478,084

		25,163,354
Real Estate - 4.49%
AMB Property L.P., Gtd Note
6.625%, 12/01/2019	600,000	604,092
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	336,505
Boston Properties LP, Sr Note
5.875%, 10/15/2019	250,000	255,922
Boston Properties, Ltd.
6.250%, 01/15/2013	215,000	231,604
Brandywine Operating Partnership
LP, Gtd Sr Note
7.500%, 05/15/2015	425,000	435,372
BRE Properties, Inc.
5.500%, 03/15/2017	2,430,000	2,299,618
Camden Property Trust
5.000%, 06/15/2015	216,000	213,470
Colonial Properties Trust
6.250%, 06/15/2014	211,000	204,587

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Developers Diversified Realty
Corp. REIT
4.625%, 08/01/2010	$22,000	$21,785
Developers Diversified Realty
Corp. REiT
5.375%, 10/15/2012	1,500,000	1,429,899
Dexus Property Group, Gtd Note
7.125%, 10/15/2014 (S)	465,000	476,792
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,449,282
6.250%, 05/15/2013	1,000,000	1,032,530
8.250%, 08/15/2019	550,000	594,837
ERP Operating LP
5.125%, 03/15/2016	670,000	666,511
5.750%, 06/15/2017	975,000	999,132
6.625%, 03/15/2012	748,000	807,595
HCP, Inc.
6.300%, 09/15/2016	1,000,000	1,006,841
Health Care Property Investors, Inc.
4.875%, 09/15/2010	229,000	233,248
5.625%, 02/28/2013	520,000	529,187
Health Care REIT, Inc., Sr Note
6.200%, 06/01/2016	680,000	684,997
Health Care, Inc.
6.000%, 11/15/2013	215,000	221,594
Healthcare Realty Trust, Inc., Sr
Note
8.125%, 05/01/2011	360,000	380,401
Hospitality Properties Trust
6.750%, 02/15/2013	1,212,000	1,215,906
HRPT Properties Trust, Sr Note
6.650%, 01/15/2018	200,000	189,751
Kimco Realty Corp.
5.700%, 05/01/2017	1,190,000	1,174,631
Mack-Cali Realty Corp.
7.750%, 08/15/2019	305,000	325,287
Nationwide Health Properties, Inc.
6.500%, 07/15/2011	315,000	328,649
ProLogis, REIT
5.500%, 04/01/2012	1,120,000	1,143,143
5.625%, 11/15/2015 to
11/15/2016	1,550,000	1,482,893
5.750%, 04/01/2016	755,000	725,995
6.625%, 05/15/2018	480,000	467,611
Realty Income Corp.
5.950%, 09/15/2016	560,000	569,484
Simon Property Group LP, REIT
5.625%, 08/15/2014	935,000	992,458
5.750%, 12/01/2015	530,000	560,747
5.875%, 03/01/2017	595,000	619,754
10.350%, 04/01/2019	330,000	425,853
WEA Finance LLC
5.400%, 10/01/2012 (S)	1,670,000	1,749,908
6.750%, 09/02/2019 (S)	290,000	304,727
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	1,004,000	1,018,397

		28,410,995

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 1.05%
Arcos Dorados BV, Gtd Sr Note
7.500%, 10/01/2019 (S)	$250,000	$250,000
Burlington Coat Factory
Warehouse Corp., Gtd Sr Note
11.125%, 04/15/2014	550,000	569,250
CVS Caremark Corp.
0.556%, 06/01/2010 (P)	900,000	900,356
6.125%, 08/15/2016	515,000	571,101
6.302%, 06/01/2037 (P)	710,000	610,600
Darden Restaurants, Inc.
6.800%, 10/15/2037	835,000	878,082
Macy's Retail Holdings, Inc., Gtd
Note
8.875%, 07/15/2015	500,000	531,250
Staples, Inc., Sr Note
9.750%, 01/15/2014	565,000	683,319
Toys R Us Property Company I
LLC, Sr Sec Note
8.500%, 12/01/2017 (S)	140,000	140,000
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	446,167
6.875%, 11/15/2037	965,000	1,061,925

		6,642,050
Savings & Loans - 0.05%
Sovereign Capital Trust VI, Gtd
Note
7.908%, 06/13/2036	295,000	288,218
Software - 0.06%
Fiserv, Inc., Gtd Sr Note
6.800%, 11/20/2017	330,000	373,542
Telecommunications - 2.91%
America Movil SAB de CV, Sr
Sec Note
5.750%, 01/15/2015	305,000	328,642
American Tower Corp., Sr Note
4.625%, 04/01/2015 (S)	320,000	328,115
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	211,000	228,210
8.750%, 03/01/2031	209,000	274,429
AT&T, Inc.
5.600%, 05/15/2018	500,000	532,830
6.300%, 01/15/2038	500,000	519,520
Axtel SAB de CV, Sr Note
9.000%, 09/22/2019 (S)	145,000	148,263
BellSouth Corp.
6.000%, 11/15/2034	820,000	814,722
6.550%, 06/15/2034	420,000	441,123
British Telecommunications PLC
5.950%, 01/15/2018	10,000	10,323
CenturyTel, Inc., Sr Note
6.150%, 09/15/2019	320,000	329,418
Cincinnati Bell, Inc., Gtd Sr Sub
Note
8.375%, 01/15/2014	365,000	362,719
Cisco Systems, Inc.
5.500%, 02/22/2016	510,000	573,911

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Citizens Communications Company
6.250%, 01/15/2013	$481,000	$472,583
9.000%, 08/15/2031	900,000	879,750
Crown Castle International Corp.,
Sr Note
7.125%, 11/01/2019	170,000	167,875
Deutsche Telekom International
Finance BV
6.750%, 08/20/2018	870,000	989,506
7.125%, 07/11/2011	1,000	1,623
8.500%, 06/15/2010	222,000	230,708
8.750%, 06/15/2030	227,000	296,570
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	400,000	388,000
12.000%, 04/01/2014 (S)	305,000	340,838
Embarq Corp.
7.995%, 06/01/2036	1,270,000	1,334,337
France Telecom SA
7.750%, 03/01/2011	20,000	21,590
Frontier Communications Corp.
8.250%, 05/01/2014	460,000	472,650
Inmarsat Finance Plc, Gtd Sr Note
7.375%, 12/01/2017 (S)	110,000	113,061
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note
11.500%, 06/15/2016	320,000	338,400
NII Capital Corp., Gtd Sr Note
10.000%, 08/15/2016 (S)	310,000	328,600
Qwest Corp., Sr Note
7.875%, 09/01/2011	315,000	327,206
Roger's Communication, Inc., Sr
Note
6.750%, 03/15/2015	300,000	343,432
Rogers Wireless, Inc.
9.625%, 05/01/2011	8,000	8,852
SBA Telecommunications, Inc.,
Gtd Sr Note
8.000%, 08/15/2016 (S)	130,000	133,900
SBC Communications, Inc.
5.100%, 09/15/2014	16,000	17,422
5.625%, 06/15/2016	12,000	13,183
6.450%, 06/15/2034	580,000	601,874
Singapore Telecommunications,
Ltd.
6.375%, 12/01/2011 (S)	9,000	9,822
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	675,000
7.625%, 01/30/2011	370,000	373,700
8.375%, 03/15/2012	207,000	211,658
8.750%, 03/15/2032	685,000	586,531
Telecom Italia Capital SA
6.175%, 06/18/2014	345,000	380,754
7.200%, 07/18/2036	650,000	714,221
Verizon Communications, Inc.
6.100%, 04/15/2018	910,000	1,002,458
6.900%, 04/15/2038	450,000	508,861

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon of New York, Inc., Series
A
6.875%, 04/01/2012	$15,000	$16,502
Verizon Wireless Capital LLC, Sr
Note
7.375%, 11/15/2013	360,000	419,329
West Corp., Gtd Sr Sub Note
11.000%, 10/15/2016	815,000	821,113

		18,434,134
Transportation - 0.61%
CMA CGM SA, Sr Note
7.250%, 02/01/2013 (S)	455,000	257,075
CSX Corp.
5.500%, 08/01/2013	520,000	565,365
7.375%, 02/01/2019	727,000	862,602
Kansas City Southern de Mexico
SA de CV, Sr Note
9.375%, 05/01/2012	595,000	608,388
Navios Maritime Holdings, Inc.,
Sr Note
9.500%, 12/15/2014	385,000	378,744
RailAmerica, Inc., Gtd Sr Sec
Note
9.250%, 07/01/2017 (S)	330,000	344,850
Union Pacific Corp.
5.700%, 08/15/2018	785,000	852,075

		3,869,099
Trucking&Leasing - 0.11%
GATX Corp., Sr Note
8.750%, 05/15/2014	610,000	703,861
Water - 0.21%
American Water Capital Corp.
6.085%, 10/15/2017	600,000	642,996
Veolia Environnement
6.000%, 06/01/2018	600,000	654,988

		1,297,984

TOTAL CORPORATE BONDS (Cost $313,223,450)		$330,807,773

MUNICIPAL BONDS - 0.36%
California - 0.06%
State of California, Taxable
Various Purposes
6.200%, 10/01/2019	340,000	345,341
District of Columbia - 0.20%
George Washington University
5.095%, 09/15/2032	1,175,000	1,268,953
New Jersey - 0.10%
New Jersey State Turnpike
Authority

7.414%, 01/01/2040	540,000	647,455

TOTAL MUNICIPAL BONDS (Cost $2,111,283)		$2,261,749

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.24%
American Home Mortgage Assets
Series 2006-6, Class XP IO,
0.00%, 12/25/2046 IO	$8,141,695	$366,376
Series 2007-5, Class XP IO,
0.00%, 06/25/2047 IO	3,138,636	178,510
Series 2006-6, Class A1A,
0.426%, 12/25/2046 (P)	479,721	233,491
American Home Mortgage Investment
Trust
Series 2007-1, Class GIOP IO,
2.078%, 05/25/2047 IO	6,004,141	371,506
Series 2004-4, Class 5A,
2.236%, 02/25/2045 (P)	536,797	457,229
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	660,000	669,900
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	535,000	535,000
Banc of America Commercial Mortgage,
Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	15,855	15,909
Series 2005-2, Class A3,
4.611%, 07/10/2043	562,695	565,792
Banc Of America Commercial
Mortgage, Inc., Series 2005-2,
Class A4
4.783%, 07/10/2043 (P)	1,780,000	1,817,534
Banc of America Commercial Mortgage,
Inc.
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	42,263
Series 2005-6, Class A4,
5.351%, 09/10/2047 (P)	470,000	476,624
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,360,990
Series 2006-4, Class A3A,
5.600%, 07/10/2046	750,000	708,311
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	995,000	895,188
Series 2006-2, Class A3,
5.900%, 05/10/2045 (P)	970,000	970,173
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.736%, 07/20/2047 (P)	326,456	210,280
Series 2006-B, Class 6A1,
5.827%, 03/20/2036 (P)	404,348	270,459
Banc of America Large Loan
Series 2006-BIX1, Class C,
0.419%, 10/15/2019 (P)(S)	1,000,000	803,309
Series 2005-MIB1, Class B,
0.499%, 03/15/2022 (P)(S)	895,000	696,523
Bank of America Commercial
Mortgage, Inc., Series 2005-5,
Class XC
0.097%, 10/10/2045 IO(P)(S)	81,172,654	313,773
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
5.122%, 04/25/2035 (P)	179,015	10,916

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Asset Backed
Securities, Inc., Series 2003-
AC4, Class A
5.500%, 09/25/2033	$7,960	$7,049
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-PWR8, Class X1,
0.244%, 06/11/2041 IO(P)(S)	66,213,245	1,067,245
Series 2004-PWR6, Class X1,
0.253%, 11/11/2041 IO(P)(S)	56,433,276	838,401
1.000%, 06/11/2041 (P)(S)	665,000	276,234
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR5, Class X1,
0.059%, 07/11/2042	437,903	7,216
Series 2004-T16, Class X1,
0.293%, 02/13/2046 IO(P)(S)	511,750	8,436
Series 2006-BBA7, Class G,
0.679%, 03/15/2019 (P)(S)	700,000	361,665
Series 2005-PWR8, Class AJ,
4.750%, 06/11/2041	47,292	37,696
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	400,000	98,016
Series 2006-T24, Class AY,
5.490%, 10/12/2041 IO(P)(S)	26,954,986	369,297
Bear Stearns Mortgage Funding Trust
Series 2006-AR4, Class A1,
0.446%, 12/25/2036 (P)	1,728,681	764,187
Series 2006-AR1, Class 2A1,
0.456%, 08/25/2036 (P)	362,902	178,747
Chase Commercial Mortgage
Securities Corp., Series 2000-
2, Class C
7.928%, 07/15/2032 (P)	29,619	30,128
Chaseflex Trust, Series 2005-2,
Class 4A1
5.000%, 05/25/2020	192,314	175,427
Citigroup Commercial Mortgage
Trust, Series 2006-C4, Class A3
5.913%, 03/15/2049 (P)	700,000	673,423
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, Class 2A3,
5.000%, 08/25/2035	176,128	169,468
Series 2005-10, Class 1A5A,
5.830%, 12/25/2035 (P)	314,738	197,311
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C,
5.399%, 07/15/2044 (P)	190,000	122,495
Series 2006-CD2, Class AM,
5.592%, 01/15/2046 (P)	1,000,000	792,446
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.399%, 07/15/2044 (P)	360,000	361,831
Commercial Mortgage Pass Through
Certificates
Series 2005-FL11, Class AJ,
0.439%, 11/15/2017 (P)(S)	466,134	413,236

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	$424,859	$421,528
Series 2005-C6, Class B,
5.405%, 06/10/2044 (P)	49,365	13,139
Countrywide Alternative Loan Trust
Series 2005-59, Class 2X IO,
0.00%, 11/20/2035 IO	3,152,425	93,785
Series 2006-11CB, Class 3A1,
6.500%, 05/25/2036	516,564	325,516
Series 2007-25, Class 1A2,
6.500%, 11/25/2037	1,126,080	709,606
Countrywide Home Loan
Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
3.018%, 07/20/2034 (P)	1,128,267	1,074,840
Credit Suisse Mortgage Capital Certificates
Series 2006-TFLA, Class A2,
0.399%, 04/15/2021 (P)(S)	1,335,000	1,146,260
Series 2006-TFLA, Class B,
0.469%, 04/15/2021 (P)(S)	870,000	714,648
Crown Castle Towers LLC
Series 2006-1A, Class E,
6.065%, 11/15/2036 (S)	550,000	562,375
Series 2006-1A, Class F,
6.650%, 11/15/2036 (S)	1,760,000	1,786,400
Series 2006-1A, Class G,
6.795%, 11/15/2036 (S)	1,225,000	1,249,500
CS First Boston Mortgage Securities Corp.
Series 2005-C1, Class AX,
0.206%, 02/15/2038 IO(P)(S)	88,301,874	803,317
Series 2004-C4, Class A4,
4.283%, 10/15/2039	160,860	161,790
Series 2005-C1, Class A3,
4.813%, 02/15/2038	670,000	673,490
Series 2005-C2, Class B,
5.016%, 04/15/2037 (P)	58,053	30,793
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	256,084	265,082
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	144,746	152,817
Series 2001-CP4, Class A4,
6.180%, 12/15/2035	1,287,589	1,332,872
DB Master Finance LLC, Series
2006-1, Class-M1
8.285%, 06/20/2031 (S)	125,000	104,930
DSLA Mortgage Loan Trust,
Series 2005-AR5, Class X2 IO
2.885%, 08/19/2045 IO(P)	4,485,329	175,208
First Horizon Alternative Mortgage
Securities
Series 2004-AA5, Class B1,
2.635%, 12/25/2034 (P)	125,897	11,544
Series 2004-AA2, Class 2A1,
3.409%, 08/25/2034 (P)	1,395,572	1,082,578
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	714,134	545,197

The accompanying notes are an integral part of the financial statements
14

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
First Union National Bank
Commercial Mortgage Trust,
Series 2002-C1, Class A1
5.585%, 02/12/2034	$18,903	$18,892
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC,
0.378%, 06/10/2048 IO(P)(S)	1,558,511	17,176
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	913,518
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	43,737	24,973
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	173,905
Series 2001-3, Class A2,
6.070%, 06/10/2038	22,214	23,370
Global Tower Partners
Acquisition Partners LLC,
Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	135,000	120,706
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C2,
Class B
5.686%, 05/10/2040 (P)	1,370,000	1,356,756
GMAC Mortgage Corp. Loan
Trust, Series 2006-AR1,
Class 2A1
5.628%, 04/19/2036 (P)	237,601	177,946
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3,
0.516%, 06/25/2045 (P)	112,694	28,020
Series 2005-AR4, Class 4A2,
0.596%, 10/25/2045 (P)	499,117	169,218
Series 2006-AR1, Class A2A,
0.606%, 02/25/2036 (P)	797,114	218,771
Greenwich Capital Commercial Funding
Corp.
Series 2005-GG3, Class XC,
0.515%, 08/10/2042 IO(P)(S)	57,762,741	776,083
Series 2002-C1, Class A2,
4.112%, 01/11/2017	154,847	158,079
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	315,000	108,335
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	170,000	41,985
Greenwich
Capital Commercial Funding C
orp., Series 2007-
GG9, Class A4
5.444%, 03/10/2039	1,085,000	925,900
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC,
0.294%, 07/10/2039 IO(P)(S)	2,000,687	32,532
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	1,350,000	1,076,704
Series 2004-GG2, Class E,
5.763%, 08/10/2038 (P)	800,000	403,408
Series 2007-GG10, Class A4,
5.999%, 08/10/2045 (P)	1,600,000	1,317,075
GSR Mortgage Loan Trust

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2004-14, Class 3A2,
3.509%, 12/25/2034 (P)	$319,911	$234,057
Series 2004-9, Class B1,
4.054%, 08/25/2034 (P)	280,917	112,849
Series 2006-AR1, Class 3A1,
5.347%, 01/25/2036 (P)	633,419	465,795
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.00%, 08/19/2037 (S)	9,576,644	89,781
Series 2007-3, Class ES IO,
0.00%, 05/19/2047	12,409,185	116,336
Series 2007-4, Class ES,
0.00%, 07/19/2047 (P)	12,969,736	121,591
Series 2005-16, Class 2A1B,
0.567%, 01/19/2036 (P)	295,947	78,206
Series 2006-SB1, Class A1A,
1.482%, 12/19/2036 (P)	601,070	216,803
Series 2005-8, Class 1X IO,
2.672%, 09/19/2035 IO(P)	4,486,244	170,337
Series 2005-11, Class X IO,
2.800%, 08/19/2045 IO(P)	3,752,497	154,791
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
0.00%, 10/25/2036 IO	9,984,504	305,526
Series 2005-AR18, Class 2X IO,
0.00%, 10/25/2036 IO	12,918,728	403,064
Series 2005-AR5, Class B1,
4.380%, 05/25/2035 (P)	294,827	9,351
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	183,205	28,112
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,145,000	2,156,666
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,801,194
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	900,000	782,527
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	145,000	75,847
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,175,000	1,198,198
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	648,202
Series 2005-LDP5, Class A4,
5.344%, 12/15/2044 (P)	2,025,000	2,047,888
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	438,304
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	500,000	415,892
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	842,849
Series 2005-LDP5, Class G,
5.499%, 12/15/2044 (P)(S)	600,000	239,396
Series 2006-LDP7, Class A4,
6.065%, 04/15/2045 (P)	490,000	465,974
JPMorgan Mortgage Trust
Series 2005-S3, Class 2A2,
5.500%, 01/25/2021	299,642	287,843

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2006-A7, Class 2A5,
5.767%, 01/25/2037 (P)	$603,988	$126,879
Series 2005-S2, Class 2A16,
6.500%, 09/25/2035	167,015	163,701
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class XCL,
0.364%, 01/15/2036 IO(P)(S)	24,316,298	601,741
Series 2005-C1, Class XCL,
0.413%, 02/15/2040 IO(P)(S)	700,460	12,138
Series 2005-C1, Class A2,
4.310%, 02/15/2030	498,249	498,858
Series 2005-C5, Class A2,
4.885%, 09/15/2030	58,053	58,190
Series 2005-C3, Class G,
5.111%, 07/15/2040 (P)(S)	25,472	13,004
Series 2005-C2, Class E,
5.456%, 04/15/2040 (P)	740,000	270,374
Series 2006-C4, Class A4,
6.080%, 06/15/2038 (P)	575,000	560,873
Series 2002-C1, Class A4,
6.462%, 03/15/2031	29,619	31,684
Series 2000-C4, Class A2,
7.370%, 08/15/2026	979,837	997,119
Lehman XS Trust, Series 2007-
10H, Class 2A2
7.500%, 07/25/2037	1,692,307	971,231
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.083%, 04/21/2034 (P)	961,183	895,964
Series 2004-8, Class 5A1,
3.306%, 08/25/2034 (P)	626,381	502,083
Series 2005-2, Class 2A1,
3.701%, 03/25/2035 (P)	1,096,041	627,993
Merrill Lynch Floating Trust,
Series 2006-1, Class A2
0.369%, 06/15/2022 (P)(S)	1,170,000	928,029
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC,
0.138%, 07/12/2038 IO(P)(S)	216,146,133	1,096,747
Series 2006-C2, Class X,
0.559%, 08/12/2043 IO(P)(S)	20,734,080	431,238
Series 2008-C1, Class X,
0.564%, 02/14/2051	33,085,394	828,468
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	31,631
Series 2005-CKI1, Class A1,
5.077%, 11/12/2037	173,241	175,245
Series 2005-CKI1, Class A6,
5.405%, 11/12/2037 (P)	435,000	438,720
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	945,910
Series 2006-C1, Class AM,
5.839%, 05/12/2039 (P)	1,000,000	775,451
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2006-2, Class A4
6.104%, 06/12/2046 (P)	785,000	762,625
MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1,

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
5.915%, 09/25/2037 (P)	$289,915	$89,589
Series 2007-3, Class M2,
5.915%, 09/25/2037 (P)	109,968	42,964
Series 2007-3, Class M3,
5.915%, 09/25/2037 (P)	69,980	24,732
Morgan Stanley Capital I
Series 2005-T17, Class X1,
0.249%, 12/13/2041 IO(P)(S)	1,433,603	17,360
Series 2005-IQ9, Class X1,
0.362%, 07/15/2056 IO(P)(S)	656,627	16,699
Series 2007-SRR3, Class A,
0.537%, 12/20/2049 (P)(S)	1,000,000	75,000
Series 2007-SRR3, Class B,
0.637%, 12/20/2049 (P)(S)	1,000,000	45,000
Series 2004-T13, Class A2,
3.940%, 09/13/2045	9,872	9,891
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,595,000	1,597,421
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	555,000	558,365
Series 2005-HQ7, Class A2,
5.378%, 11/14/2042 (P)	415,000	430,020
Series 2005-HQ7, Class AJ,
5.378%, 11/14/2042 (P)	1,500,000	1,205,606
Series 2005-HQ7, Class A4,
5.378%, 11/14/2042 (P)	415,000	421,831
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	390,000	76,254
Series 2007-T27, Class A4,
5.803%, 06/11/2042 (P)	275,000	263,085
Series 2006-IQ11, Class AJ,
5.945%, 10/15/2042 (P)	4,300,000	2,523,100
Provident Funding Mortgage Loan
Trust, Series 2005-1, Class B1
4.285%, 05/25/2035 (P)	307,056	79,909
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO,
2.969%, 12/25/2045 IO(P)	11,836,376	458,660
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	12,631	11,971
Series 2005-QA12, Class NB5,
5.945%, 12/25/2035 (P)	410,469	233,209
Residential Asset Securitization
Trust, Series 2006-A7CB,
Class 2A1
6.500%, 07/25/2036	514,533	313,946
Salomon Brothers Mortgage
Securities VII, Series 2001-
C1, Class A3
6.428%, 12/18/2035	21,398	22,139
SBA CMBS Trust, Series 2006-
1A, Class H
7.389%, 11/15/2036 (S)	745,000	752,450
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.437%, 05/20/2035 (P)	4,915	3,042
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
4.323%, 03/25/2033 (P)	470,295	203,491

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Suntrust Adjustable Rate
Mortgage Loan Trust, Series
2007-2, Class 4A1
5.737%, 04/25/2037 (P)	$1,397,234	$940,633
Timberstar Trust, Series 2006-1A,
Class A
5.668%, 10/15/2036 (S)	900,000	828,000
Wachovia Bank Commercial Mortgage
Trust
Series 2005-C17, Class XC,
0.182%, 03/15/2042 IO(P)(S)	74,520,015	533,511
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	28,723
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,019,023
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	1,000,000	514,771
Series 2005-C22, Class E,
5.529%, 12/15/2044 (P)	915,000	303,339
WAMU Commercial Mortgage Securities
Trust
Series 2006-SL1, Class A,
5.420%, 11/23/2043 (P)(S)	822,913	657,090
Series 2007-SL3, Class A,
6.115%, 03/23/2045 (P)(S)	532,993	445,028
Washington Mutual Mortgage
Pass-Through, Series 2005-
1, Class 6A1
6.500%, 03/25/2035	14,265	12,128
Washington Mutual, Inc.
Series 2005-AR13, Class X IO,
0.00%, 10/25/2045 IO	31,555,225	828,325
Series 2007-OA5, Class 1XPP IO,
0.00%, 06/25/2047 IO	13,449,661	155,512
Series 2007-OA6, Class 1XPP IO,
0.00%, 07/25/2047 IO	14,948,001	149,480
Series 2005-AR19, Class A1B3,
0.586%, 12/25/2045 (P)	205,701	77,007
Series 2005-AR6, Class B1,
0.836%, 04/25/2045 (P)	949,588	95,211
Series 2005-AR13, Class B1,
0.836%, 10/25/2045 (P)	833,349	91,882
Series 2005-AR19, Class B1,
0.936%, 12/25/2045 (P)	501,510	62,367
Series 2006-AR4, Class 1A1B,
1.572%, 05/25/2046 (P)	513,305	143,931
Series 2005-6, Class 1CB,
6.500%, 08/25/2035	192,296	140,406
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-
AR15, Class A3
5.665%, 10/25/2036 (P)	638,525	187,806

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $93,064,076)		$83,783,759

Active Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES - 2.91%
Alesco Preferred Funding, Ltd.,
Series 14A, Class B
0.939%, 09/23/2037 (P)(S)	$930,000	$46,500
American Express Issuance Trust,
Series 2008-1, Class A
1.189%, 12/15/2010 (P)	2,235,000	2,236,965
Amresco Residential Securities
Mortgage Loan Trust,
Series 1998-1, Class A6
6.510%, 08/25/2027	507	443
Ansonia CDO, Ltd.
5.812%, 07/28/2046 (S)	1,150,000	92,000
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.686%, 05/24/2017 (P)(S)	577,519	433,140
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	600,000	420,000
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.882%, 01/26/2042 (P)(S)	370,000	44,400
Series 2006-1A, Class F,
1.332%, 01/26/2042 (P)(S)	615,000	30,750
Argent Securities, Series 2004-
W1, Class M3
1.686%, 03/25/2034 (P)	8,986	1,921
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	29,807	30,689
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	605,000	629,630
Bayview Financial Acquisition
Trust, Series 2006-A, Class 2A3
0.584%, 02/28/2041 (P)	635,506	481,955
BMW Vehicle Lease Trust, Series
2009-1, Class A4
3.660%, 08/15/2013	710,000	734,908
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class B
0.707%, 03/20/2050 (P)(S)	400,000	32,000
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.296%, 10/25/2036 (P)	216,661	186,303
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.616%, 02/25/2052 (P)(S)	1,000,000	74,570
Chase Issuance Trust, Series
2008-A1, Class A1
0.689%, 01/15/2012 (P)	800,000	800,244
Countrywide Asset-Backed
Certificates, Series 2006-3,
Class 2A2
0.416%, 06/25/2036 (P)	937,310	752,971
Credit-Based Asset Servicing and
Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	577,772	415,126
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	350,011
Crest, Ltd.

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Series 2002-IGA, Class A,
0.731%, 07/28/2017 (P)(S)	$1,144,259	$1,029,833
Series 2003-1A, Class B1,
1.206%, 05/28/2038 (P)(S)	600,000	192,000
Series 2000-1A, Class C,
7.750%, 08/31/2036 (S)	860,000	602,000
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	367,994	415,834
CW Capital Cobalt I, Series 2005-
1A, Class A1
0.542%, 05/25/2045 (P)(S)	407,614	112,999
DB Master Finance LLC, Series
2006-1, Class-A2
5.779%, 06/20/2031 (S)	3,045,000	2,910,990
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.014%, 12/05/2046 (P)(S)	975,000	10
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	715,000	613,456
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,285,000	1,002,300
Equity One ABS, Inc.,
Series 2004-2, Class AV2
0.486%, 07/25/2034 (P)	647	427
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	730,000	744,477
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.662%, 11/25/2051 (P)(S)	1,230,000	123,000
JER CDO, Series 2006-2A, Class
AFL
0.566%, 03/25/2045 (P)(S)	657,855	32,893
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.536%, 12/25/2035 (P)	722,341	184,779
Series 2006-2N, Class 1A2,
0.576%, 02/25/2046 (P)	1,273,025	257,248
Series 2005-5N, Class 3A2,
0.596%, 11/25/2035 (P)	565,407	189,078
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.784%, 05/28/2043 (P)(S)	700,000	21,000
N-Star Real Estate CDO, Ltd.
0.586%, 07/27/2040 (P)(S)	700,000	280,000
Series 2006-7A, Class B,
0.616%, 06/22/2051 (P)(S)	900,000	45,000
Series 2006-8A, Class E,
0.994%, 02/01/2041 (P)(S)	475,000	28,500
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.736%, 12/24/2050 (P)(S)	570,000	28,500
North Street Referenced Linked
Notes, Series 2000-1A, Class C
2.031%, 04/28/2011 (P)(S)	500,000	5,000
Ownit Mortgage Loan
Series 2006-1, Class AF2,
5.290%, 12/25/2036	697,523	378,355

Active Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Series 2006-2, Class A2B,
5.633%, 01/25/2037	$610,795	$441,289
Prima Capital, Ltd., Series 2006-
CR1A, Class A1
7.000%, 12/25/2048	634,422	412,146
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.036%, 06/25/2045 (P)(S)	685,000	123,300
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	75,790	74,251
Series 2005-2, Class AF4,
4.934%, 08/25/2035	335,000	220,003
Salomon Brothers Mortgage
Securities VII, Series 2000-
C3, Class A2
6.592%, 12/18/2033	109,555	111,710
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5

4.890%, 05/25/2034 (P)	49,000	46,993

TOTAL ASSET BACKED SECURITIES (Cost
$32,112,153)		$18,421,897

SUPRANATIONAL OBLIGATIONS - 0.04%
Honduras - 0.00%
Central American Bank for Economic Integration,
6.750%, 04/15/2013 (S)	12,000	12,851
Venezuela - 0.04%
Corporation Andina de Formento
5.200%, 05/21/2013	214,000	225,734
6.875%, 03/15/2012	20,000	21,689

		247,423

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
$249,307)		$260,274

	Shares	Value

PREFERRED STOCKS - 0.35%
Banks - 0.07%
Bank of America Corp. 8.625%	20,775	$469,723
Food & Staples Retailing - 0.05%
Ocean Spray Cranberries, Inc., Series A
6.250% (S)	5,034	327,368
Materials - 0.17%
Freeport-McMoRan Copper & Gold, Inc.
6.750%	3,710	438,708
Vale Capital II 6.750%	7,375	615,591

		1,054,299
Telecommunication Services - 0.06%
Telephone & Data Systems, Inc., Series A

7.600%	16,000	376,320

TOTAL PREFERRED STOCKS (Cost $2,043,209)		$2,227,710

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)

	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.03%
Airlines - 0.03%
US Airways Group, Inc., Conv Sr
Note
7.250%, 05/15/2014	$190,000	$188,338

TOTAL CONVERTIBLE BONDS (Cost $186,763)		$188,338

SHORT-TERM INVESTMENTS - 4.45%
Repurchase Agreement - 3.12%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
19,755,000 on 12-01-2009,
collateralized by 2,790,000
Federal Farm Credits Bank,
2.84% due 05-19-2014 (valued
at 2,828,363, including interest)
and 15,505,000 Federal Home
Loan Mortgage Corp., 4.50%
due 01-15-2015 (valued at
17,346,219, including interest)	19,775,000	19,775,000
U.S. Government Agency - 1.33%
Federal Home Loan Bank Discount Notes,
0.02%, 12/01/2009	8,400,000	8,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$28,175,000)		$28,175,000

Total Investments (Cost $615,129,826) - 97.60%		$617,708,906

Other assets and liabilities, net - 2.40%		15,185,315

TOTAL NET ASSETS - 100.00%		$632,894,221

All Cap Core Fund

	Shares	Value

COMMON STOCKS - 89.94%
Automobiles & Components - 0.01%
Modine Manufacturing Company (I)	6,000	$63,780
Banks - 1.70%
Associated Banc Corp.	13,500	153,089
Commerce Bancshares, Inc.	13,335	536,066
First Bancorp	1,300	16,913
First Busey Corp.	1,900	6,232
Fulton Financial Corp.	86,700	747,354
Marshall & Ilsley Corp.	128,600	739,450
Popular, Inc.	71,500	169,455
Regions Financial Corp.	50,500	295,930
S & T Bancorp, Inc. (L)	1,300	20,735
Santander Bancorp (I)	800	9,120
Synovus Financial Corp.	696,900	1,358,955
Wells Fargo & Company	150,900	4,231,236
Zions Bancorp (L)	22,400	294,560

		8,579,095

All Cap Core Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods - 7.28%
Carlisle Companies, Inc.	71,700	$2,302,287
Fluor Corp.	15,082	640,683
GenCorp, Inc. (I)	16,900	131,989
General Electric Company	43,700	700,074
Jacobs Engineering Group, Inc. (I)	7,300	255,427
KBR, Inc.	136,500	2,542,995
Lockheed Martin Corp.	101,276	7,821,545
MSC Industrial Direct Company, Inc.,
Class A	23,900	1,097,010
Navistar International Corp. (I)	27,100	894,571
Northrop Grumman Corp.	145,509	7,973,893
Oshkosh Corp.	26,300	1,044,899
Shaw Group, Inc. (I)	175,300	5,001,309
Timken Company	164,209	4,051,036
Trinity Industries, Inc. (L)	115,309	2,175,881

		36,633,599
Commercial & Professional Services - 1.00%
R.R. Donnelley & Sons Company	243,736	5,016,087
Standard Register Company	3,500	15,820

		5,031,907
Consumer Durables & Apparel - 1.53%
American Greetings Corp., Class A	11,100	229,770
Carter's, Inc. (I)	8,100	176,175
Coach, Inc.	21,900	761,025
Garmin, Ltd. (L)	178,000	5,318,640
La-Z-Boy, Inc. (I)(L)	15,000	143,250
NVR, Inc. (I)	500	336,575
Smith & Wesson Holding Corp. (I)(L)	38,600	190,684
Tempur-Pedic International, Inc. (I)	3,600	77,580
Tupperware Brands Corp.	9,700	451,535

		7,685,234
Consumer Services - 2.12%
Apollo Group, Inc., Class A (I)	2,800	159,796
CEC Entertainment, Inc. (I)	13,400	390,744
Lincoln Educational Services Corp. (I)	800	17,696
McDonald's Corp.	159,038	10,059,154
Pre-Paid Legal Services, Inc. (I)(L)	700	26,656

		10,654,046
Diversified Financials - 6.48%
Bank of America Corp.	353,503	5,603,023
Calamos Asset Management, Inc.	3,100	32,581
Capital One Financial Corp.	199,100	7,637,476
Citigroup, Inc.	827,300	3,400,203
Discover Financial Services	276,700	4,277,782
Franklin Resources, Inc.	42,500	4,591,275
Goldman Sachs Group, Inc.	21,642	3,671,782
JPMorgan Chase & Company	79,886	3,394,356
Oppenheimer Holdings, Inc., Class A	900	28,341

		32,636,819
Energy - 8.90%
Anadarko Petroleum Corp.	50,100	2,982,453
Cabot Corp.	27,600	632,868
ConocoPhillips	131,866	6,826,703
Dawson Geophysical Company (I)	3,000	64,920
Devon Energy Corp.	84,800	5,711,280
Encore Acquisition Company (I)	75,002	3,376,590
Exxon Mobil Corp.	103,200	7,747,224

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Helix Energy Solutions Group, Inc (I)	218,100	$2,564,856
Marathon Oil Corp.	66,200	2,159,444
Mariner Energy, Inc. (I)	135,600	1,696,356
Murphy Oil Corp.	24,493	1,381,160
Newfield Exploration Company (I)	21,400	904,792
Oceaneering International, Inc. (I)	2,800	152,964
Oil States International, Inc. (I)	104,824	3,760,037
Pioneer Drilling Company (I)	10,800	65,448
Rowan Companies, Inc. (I)	125,583	3,100,644
Williams Companies, Inc.	54,800	1,089,972
World Fuel Services Corp. (L)	11,300	600,934

		44,818,645
Food & Staples Retailing - 2.64%
SUPERVALU, Inc.	17,300	239,259
Sysco Corp.	267,255	7,226,575
The Kroger Company	51,200	1,164,288
Wal-Mart Stores, Inc.	85,946	4,688,354

		13,318,476
Food, Beverage & Tobacco - 4.37%
Archer-Daniels-Midland Company	245,529	7,564,748
Campbell Soup Company	90,800	3,175,276
Coca-Cola Enterprises, Inc.	98,000	1,925,700
Lorillard, Inc.	89,983	7,010,576
Philip Morris International, Inc.	48,020	2,309,282

		21,985,582
Health Care Equipment & Services - 5.75%
Aetna, Inc.	40,925	1,191,327
AmerisourceBergen Corp.	142,400	3,515,856
Centene Corp. (I)	4,400	82,808
Coventry Health Care, Inc. (I)	350,427	7,902,129
Gentiva Health Services, Inc. (I)	18,900	446,985
Hill-Rom Holdings, Inc.	37,700	836,186
Magellan Health Services, Inc. (I)	8,400	308,868
McKesson Corp.	77,100	4,781,742
Medco Health Solutions, Inc. (I)	138,300	8,735,028
Quidel Corp. (I)(L)	38,400	482,688
UnitedHealth Group, Inc.	23,200	665,144

		28,948,761
Household & Personal Products - 2.68%
China Sky One Medical, Inc. (I)(L)	3,600	59,076
Colgate-Palmolive Company	87	7,325
Herbalife, Ltd.	20	839
Kimberly-Clark Corp.	130,400	8,602,488
Mead Johnson Nutrition Company (L)	86,200	3,781,594
Nu Skin Enterprises, Inc., Class A	3,300	88,374
The Procter & Gamble Company	15,422	961,562

		13,501,258
Insurance - 1.79%
Allied World Assurance Company
Holdings, Ltd.	53,223	2,543,527
Allstate Corp.	4,800	136,368
Kansas City Life Insurance Company	500	13,450
PartnerRe, Ltd.	42,900	3,305,016
The Travelers Companies, Inc.	57,315	3,002,733

		9,001,094

All Cap Core Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 3.73%
A. Schulman, Inc.	3,500	$57,120
Clearwater Paper Corp. (I)	6,200	304,606
Cytec Industries, Inc.	71,514	2,430,046
Domtar Corp. (I)	1,700	95,914
Eastman Chemical Company	9,700	583,164
Huntsman Corp.	121,900	1,160,488
International Paper Company	289,436	7,366,146
Lubrizol Corp. (L)	57,700	4,184,404
Omnova Solutions, Inc. (I)	18,400	121,808
PolyOne Corp. (I)	11,500	82,570
Reliance Steel & Aluminum Company	54,500	2,227,960
Spartech Corp.	14,000	152,180

		18,766,406
Media - 2.51%
Comcast Corp., Class A	85,407	1,252,921
Global Sources, Ltd. (I)	7,966	46,840
McGraw-Hill Companies, Inc.	16,300	488,348
Scripps Networks Interactive, Inc., Class A	66,900	2,645,895
Time Warner Cable, Inc.	176,560	7,396,098
Time Warner, Inc.	25,544	784,712

		12,614,814
Pharmaceuticals, Biotechnology & Life Sciences - 7.48%
Abbott Laboratories	38,268	2,085,223
Accelrys, Inc. (I)	4,800	25,152
Cypress Biosciences, Inc. (I)	82,200	435,660
Eli Lilly & Company (L)	231,434	8,500,571
Endo Pharmaceutical Holdings, Inc. (I)	63,300	1,394,499
Enzon Pharmaceuticals, Inc. (I)(L)	18,400	178,664
Forest Laboratories, Inc. (I)	26,800	821,688
Gilead Sciences, Inc. (I)	158,689	7,307,628
Impax Laboratories, Inc. (I)	11,000	125,400
Johnson & Johnson	44,580	2,801,407
Myriad Genetics, Inc. (I)	44,600	1,031,152
PDL BioPharma, Inc. (L)	77,400	503,100
Pfizer, Inc.	640,294	11,634,142
Valeant Pharmaceuticals International
(I)(L)	24,300	794,367

		37,638,653
Real Estate - 1.49%
Annaly Capital Management, Inc., REIT	23,700	436,317
Boston Properties, Inc., REIT	6,155	412,262
Equity Residential, REIT	25,174	810,855
Health Care, Inc., REIT	11,340	505,197
Liberty Property Trust, REIT	12,866	381,348
ProLogis Company, REIT (L)	20,400	266,832
Public Storage, Inc., REIT	16,700	1,328,986
Rayonier, Inc., REIT	8,500	337,790
Regency Centers Corp., REIT	10,629	355,753
Simon Property Group, Inc., REIT	25,056	1,820,569
Vornado Realty Trust, REIT	13,292	870,094

		7,526,003
Retailing - 3.96%
Amazon.com, Inc. (I)	15,304	2,079,967
Asbury Automotive Group, Inc. (I)	2,800	29,848
Barnes & Noble, Inc. (L)	262,000	6,115,080
Cato Corp., Class A	1,100	21,043
Dollar Tree, Inc. (I)	7,900	386,863

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Gap, Inc.	75,100	$1,608,642
Genuine Parts Company	28,900	1,035,487
Group 1 Automotive, Inc. (I)	800	20,192
Kirklands, Inc. (I)	11,900	181,237
Liberty Media Corp. - Interactive A (I)	140,600	1,495,984
Ross Stores, Inc.	150,400	6,614,592
Sonic Automotive, Inc. (I)(L)	17,900	158,415
The Dress Barn, Inc. (I)(L)	7,800	167,466

		19,914,816
Semiconductors & Semiconductor Equipment - 0.17%
Tessera Technologies, Inc. (I)	7,400	175,158
Volterra Semiconductor Corp. (I)	40,500	667,845

		843,003
Software & Services - 5.92%
Computer Sciences Corp. (I)	94,261	5,213,576
DST Systems, Inc. (I)	8,900	378,072
Earthlink, Inc.	31,800	261,714
Global Payments, Inc.	25,800	1,322,508
Google, Inc., Class A (I)	9,786	5,705,238
i2 Technologies, Inc. (I)	3,700	68,080
Microsoft Corp.	68,493	2,014,379
OpenTable, Inc. (I)	1,000	26,470
SAIC, Inc. (I)	363,824	6,483,344
Sohu.com, Inc. (I)(L)	25,777	1,437,326
Symantec Corp. (I)	183,108	3,250,167
Unisys Corp. (I)	11,600	372,244
VeriSign, Inc. (I)	128,400	2,881,296
Western Union Company	20,000	369,000

		29,783,414
Technology Hardware & Equipment - 10.93%
Apple, Inc. (I)	43,039	8,603,926
Arrow Electronics, Inc. (I)	253,356	6,658,196
Avnet, Inc. (I)	265,682	7,239,835
Harris Corp.	99,600	4,372,440
Ingram Micro, Inc., Class A (I)	207,631	3,527,651
International Business Machines Corp.	109,706	13,861,353
Jabil Circuit, Inc.	62,000	825,220
Multi-Fineline Electronix, Inc. (I)	12,500	311,625
NCR Corp. (I)	231,000	2,173,710
Plantronics, Inc.	2,100	48,615
QUALCOMM, Inc.	51	2,295
Tech Data Corp. (I)	76,294	3,212,740
Teradata Corp. (I)	50,700	1,485,510
Western Digital Corp. (I)	73,125	2,693,925

		55,017,041
Telecommunication Services - 3.47%
AT&T, Inc.	482,671	13,003,157
Telephone & Data Systems, Inc.	4,100	125,009
U.S. Cellular Corp. (I)	19,639	731,749
USA Mobility, Inc.	11,800	117,764
Verizon Communications, Inc.	111,622	3,511,628

		17,489,307
Transportation - 1.38%
Hawaiian Holdings, Inc. (I)	1,900	11,875
Marten Transport, Ltd. (I)	3,200	53,952
Ryder Systems, Inc.	22,618	916,934

All Cap Core Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Transportation (continued)
United Parcel Service, Inc., Class B (L)	103,600	$5,953,892

		6,936,653
Utilities – 2.65%
AES Corp. (I)	101,800	1,296,932
Exelon Corp.	85,300	4,109,754
FirstEnergy Corp.	45,300	1,951,524
Mirant Corp. (I)	10,799	153,778
NRG Energy, Inc. (I)	244,100	5,843,754

		13,355,742

TOTAL COMMON STOCKS (Cost $397,197,262)		$ 452,744,148

SHORT-TERM INVESTMENTS – 15.88%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	3,056,296	30,583,746
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
41,428,057 on 12/01/2009,
collateralized by 540,000
Federal Home Loan Mortgage
Corp., 8.675% due 09/15/2010
(valued at 575,100, including
interest) and 39,745,000 Federal
Home Loan Mortgage Corp.,
5.125% due 08/23/2010 (valued
at 41,682,569, including
interest)	41,428,000	41,428,000
U.S. Treasury Bills, 0.04%,
3/18/10	7,940,000	7,938,348

TOTAL SHORT-TERM INVESTMENTS (Cost
$79,949,158)		$79,950,094

Total Investments (Cost $477,146,420) – 105.82%		$532,694,242

Other assets and liabilities, net – (5.82%)		(29,317,174)

TOTAL NET ASSETS – 100.00%		$503,377,068

All Cap Growth Fund

	Shares	Value

COMMON STOCKS – 96.06%
Automobiles & Components – 2.11%
Autoliv, Inc. (I)	7,512	$305,062
BorgWarner, Inc. (I)(L)	5,559	167,937
Gentex Corp.	12,903	214,448
Johnson Controls, Inc.	25,264	683,391
Toyota Motor Corp.	14,500	570,757

		1,941,595
Capital Goods – 8.45%
Cooper Industries PLC	23,714	1,012,351
Fluor Corp.	10,265	436,057
General Dynamics Corp.	6,477	426,834
Goodrich Corp.	7,509	445,584

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Honeywell International, Inc.	12,407	$477,297
Illinois Tool Works, Inc.	7,102	345,441
Ingersoll-Rand PLC	23,296	823,980
Komatsu, Ltd.	14,200	279,272
Lockheed Martin Corp.	4,264	329,309
McDermott International, Inc. (I)	11,871	248,579
Rockwell Collins, Inc.	8,697	464,942
United Technologies Corp.	26,310	1,769,084
Valmont Industries, Inc.	2,468	189,148
W.W. Grainger, Inc.	5,227	510,678

		7,758,556
Commercial & Professional Services - 1.20%
Robert Half International, Inc. (L)	11,210	250,319
Verisk Analytics, Inc., Class A (I)	3,685	99,163
Waste Management, Inc.	22,888	751,642

		1,101,124
Consumer Durables & Apparel - 0.58%
NIKE, Inc., Class B (L)	8,258	535,862
Consumer Services - 2.59%
Apollo Group, Inc., Class A (I)	17,740	1,012,422
Carnival Corp. (I)	28,215	903,726
McDonald's Corp.	7,312	462,484

		2,378,632
Diversified Financials - 5.30%
American Express Company	9,534	398,807
BlackRock, Inc.	1,491	338,576
Charles Schwab Corp.	35,932	658,634
CME Group, Inc.	2,337	767,074
Goldman Sachs Group, Inc.	3,406	577,862
IntercontinentalExchange, Inc. (I)	6,121	653,662
Jefferies Group, Inc. (I)	11,542	270,660
JPMorgan Chase & Company	19,838	842,917
T Rowe Price Group, Inc. (L)	7,237	354,106

		4,862,298
Energy - 6.79%
Apache Corp.	5,312	506,127
Baker Hughes, Inc.	8,459	344,620
Cameron International Corp. (I)	14,889	562,804
Devon Energy Corp.	12,469	839,787
Exxon Mobil Corp.	14,235	1,068,621
Halliburton Company	11,425	335,438
Occidental Petroleum Corp.	13,920	1,124,597
Schlumberger, Ltd.	5,789	369,859
Transocean, Ltd. (I)	5,255	448,724
Weatherford International, Ltd. (I)	16,110	269,037
XTO Energy, Inc.	8,488	360,231

		6,229,845
Food & Staples Retailing - 2.01%
Costco Wholesale Corp.	18,202	1,090,482
Wal-Mart Stores, Inc.	13,919	759,281

		1,849,763
Food, Beverage & Tobacco - 3.11%
General Mills, Inc.	11,456	779,008
Kellogg Company	8,609	452,661
PepsiCo, Inc.	26,153	1,627,240

		2,858,909

All Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services - 6.08%
Baxter International, Inc.	21,006	$1,145,877
Express Scripts, Inc. (I)	14,247	1,222,393
Laboratory Corp. of America Holdings (I)	4,513	329,268
McKesson Corp.	5,800	359,716
Medco Health Solutions, Inc. (I)	9,274	585,746
Medtronic, Inc.	18,514	785,734
UnitedHealth Group, Inc.	25,691	736,561
Varian Medical Systems, Inc. (I)(L)	8,969	419,211

		5,584,506
Household & Personal Products - 0.89%
Clorox Company	5,188	312,681
Colgate-Palmolive Company	5,946	500,594

		813,275
Insurance - 0.82%
ACE, Ltd. (I)	15,507	755,346
Materials - 2.38%
BHP Billiton, Ltd.	11,868	446,900
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	10,714	887,119
Rio Tinto PLC	10,816	551,008
United States Steel Corp. (L)	6,684	298,507

		2,183,534
Pharmaceuticals, Biotechnology & Life Sciences - 6.60%
Abbott Laboratories	17,288	942,023
Amgen, Inc. (I)	18,943	1,067,438
Gilead Sciences, Inc. (I)(L)	49,074	2,259,858
Johnson & Johnson	11,197	703,619
Shire PLC	24,182	473,328
Thermo Fisher Scientific, Inc. (I)	13,006	614,273

		6,060,539
Retailing - 10.52%
Aeropostale, Inc. (I)	4,751	149,657
Amazon.com, Inc. (I)	7,429	1,009,675
American Eagle Outfitters, Inc.	10,097	155,292
AutoZone, Inc. (I)	2,174	321,469
Bed Bath & Beyond, Inc. (I)(L)	9,537	356,302
Best Buy Company, Inc.	7,180	307,519
Dollar Tree, Inc. (I)	23,477	1,149,669
Gap, Inc.	52,447	1,123,415
Home Depot, Inc.	33,515	916,970
J.C. Penney Company, Inc.	38,787	1,114,738
Kohl's Corp. (I)	23,093	1,227,162
Lowe's Companies, Inc.	49,536	1,080,380
Priceline.com, Inc. (I)(L)	3,470	742,996

		9,655,244
Semiconductors & Semiconductor Equipment - 7.20%
Altera Corp.	37,809	795,123
Applied Materials, Inc.	23,057	283,832
ASML Holding NV	38,943	1,204,111
Intel Corp.	69,900	1,342,080
KLA-Tencor Corp. (L)	10,140	316,774
Netlogic Microsystems, Inc. (I)	2,238	91,310
NVIDIA Corp. (I)(L)	23,453	306,296
PMC-Sierra, Inc. (I)	10,134	80,363
Taiwan Semiconductor
Manufacturing Compay, Ltd., SADR	93,879	975,403
Texas Instruments, Inc.	19,885	502,892

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Xilinx, Inc.	31,276	$708,089

		6,606,273
Software & Services - 11.77%
Adobe Systems, Inc. (I)	10,832	379,987
Alliance Data Systems Corp. (I)(L)	7,419	452,485
Amdocs, Ltd. (I)	17,475	461,864
Check Point Software Technologies, Ltd.
(I)	46,716	1,475,758
Cognizant Technology Solutions Corp.,
Class A (I)	32,040	1,407,517
Google, Inc., Class A (I)	4,206	2,452,100
MasterCard, Inc.	2,975	716,559
McAfee, Inc. (I)	20,996	800,997
Microsoft Corp.	55,137	1,621,579
VeriSign, Inc. (I)	11,584	259,945
Visa, Inc., Class A (L)	9,549	773,469

		10,802,260
Technology Hardware & Equipment - 13.63%
Apple, Inc. (I)	10,128	2,024,688
Cisco Systems, Inc. (I)	59,030	1,381,302
Corning, Inc.	40,716	679,143
Dell, Inc. (I)	45,872	647,713
Flextronics International, Ltd. (I)	102,903	727,524
Hewlett-Packard Company	15,570	763,864
International Business Machines Corp.	15,087	1,906,242
QLogic Corp. (I)	12,773	229,148
QUALCOMM, Inc. (L)	40,275	1,812,375
Research In Motion, Ltd. (I)	29,853	1,728,190
STEC, Inc. (I)(L)	6,556	81,229
Tyco Electronics, Ltd.	23,093	535,989

		12,517,407
Telecommunication Services - 2.00%
KDDI Corp.	340	1,838,090
Transportation - 1.66%
Expeditors International of Washington,
Inc.	12,839	409,949
Norfolk Southern Corp.	7,868	404,415
Union Pacific Corp.	11,180	707,247

		1,521,611
Utilities - 0.37%

EQT Corp.	8,257	339,776

TOTAL COMMON STOCKS (Cost $73,399,769)		$88,194,445

SHORT-TERM INVESTMENTS - 11.93%
Cash Equivalents - 7.99%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	733,643	7,341,422
Repurchase Agreement - 3.94%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 3,614,005 on 12-01-2009,
collateralized by 3,610,000 Federal
National Mortgage Association, 4.72%
due 01-22-2018 (valued at 3,691,225,
including interest)	3,614,000	3,614,000

All Cap Growth Fund (continued)

TOTAL SHORT-TERM INVESTMENTS (Cost

$10,957,580)		$10,955,422

Total Investments (Cost $84,357,349) - 107.99%		$99,149,867

Other assets and liabilities, net - (7.99%)		(7,334,928)

TOTAL NET ASSETS - 100.00%		$91,814,939

All Cap Value Fund

	Shares	Value

COMMON STOCKS - 96.36%
Automobiles & Components - 3.95%
Autoliv, Inc.	45,387	$1,843,166
BorgWarner, Inc. (L)	10,600	320,226
Ford Motor Company (I)	688,600	6,121,654
Honda Motor Company, Ltd.	80,108	2,482,547
WABCO Holdings, Inc.	163,100	3,854,053

		14,621,646
Banks - 6.68%
City National Corp. (L)	81,500	3,215,990
Commerce Bancshares, Inc.	78,554	3,157,857
Cullen/Frost Bankers, Inc. (L)	96,481	4,633,018
KeyCorp	352,400	2,065,064
M&T Bank Corp. (L)	26,500	1,737,870
Morgan Stanley	116,500	3,679,070
PNC Financial Services Group, Inc.	33,700	1,921,237
SunTrust Banks, Inc.	72,000	1,701,360
Wells Fargo & Company	92,046	2,580,970

		24,692,436
Capital Goods - 11.23%
AMETEK, Inc.	10,300	376,568
Curtiss-Wright Corp.	13,500	384,210
Eaton Corp.	97,200	6,211,080
EnPro Industries, Inc. (I)	51,200	1,174,528
GATX Corp.	26,700	770,829
General Dynamics Corp.	30,784	2,028,666
Hexcel Corp. (I)	55,500	585,525
Honeywell International, Inc.	78,487	3,019,395
ITT Corp.	114,623	5,928,302
Jacobs Engineering Group, Inc. (I)	80,800	2,827,192
Kennametal, Inc.	96,444	2,169,990
Parker-Hannifin Corp.	73,666	3,975,017
Quanex Building Products Corp.	22,785	369,345
Robbins & Myers, Inc.	150,700	3,464,593
Roper Industries, Inc.	27,600	1,436,304
SPX Corp.	48,400	2,579,236
Trex Company, Inc. (I)	2,667	47,819
United Technologies Corp.	62,139	4,178,226

		41,526,825
Consumer Durables & Apparel - 1.82%
Fortune Brands, Inc.	63,300	2,431,353
Fossil, Inc. (I)	61,402	1,894,252
NIKE, Inc., Class B	37,300	2,420,397

		6,746,002
Consumer Services - 2.86%
International Game Technology (L)	68,238	1,289,016
Marriott International, Inc., Class A (L)	176,920	4,550,389

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Starwood Hotels & Resorts Worldwide,
Inc. (L)	111,461	$3,568,981
Wynn Resorts, Ltd. (L)	18,281	1,179,856

		10,588,242
Diversified Financials - 7.92%
Bank of America Corp.	282,200	4,472,870
Bank of New York Mellon Corp.	11,366	302,790
Capital One Financial Corp.	137,978	5,292,836
Charles Schwab Corp. (L)	125,201	2,294,934
JPMorgan Chase & Company	171,332	7,279,897
Lazard, Ltd., Class A	146,146	5,664,619
Raymond James Financial, Inc.	56,100	1,362,669
State Street Corp.	63,714	2,631,388

		29,302,003
Energy - 13.46%
Apache Corp.	22,625	2,155,710
Bristow Group, Inc. (I)	8,953	307,267
Cameron International Corp. (I)	21,352	807,106
Chevron Corp.	13,500	1,053,540
El Paso Corp.	433,950	4,148,562
EnCana Corp.	107,377	5,785,473
Exxon Mobil Corp.	76,400	5,735,348
Halliburton Company	161,349	4,737,207
Helmerich & Payne, Inc.	37,800	1,419,390
Noble Energy, Inc.	40,743	2,658,481
Schlumberger, Ltd.	47,544	3,037,586
Smith International, Inc. (L)	80,241	2,180,950
Southwestern Energy Company (I)	53,300	2,343,068
Superior Energy Services, Inc. (I)	134,893	2,851,638
Williams Companies, Inc.	330,400	6,571,656
XTO Energy, Inc.	93,890	3,984,692

		49,777,674
Food, Beverage & Tobacco - 1.36%
Diageo PLC, SADR	34,250	2,315,643
J.M. Smucker Company	45,900	2,711,772

		5,027,415
Health Care Equipment & Services - 12.69%
AmerisourceBergen Corp.	240,252	5,931,822
C.R. Bard, Inc.	35,072	2,883,269
CIGNA Corp.	72,200	2,316,176
DaVita, Inc. (I)	128,029	7,584,438
Humana, Inc. (I)	116,433	4,833,134
McKesson Corp.	108,973	6,758,505
Patterson Companies, Inc. (I)	169,400	4,355,274
Stryker Corp.	76,000	3,830,400
The Cooper Companies, Inc. (L)	36,600	1,225,734
Varian Medical Systems, Inc. (I)(L)	94,525	4,418,099
Zimmer Holdings, Inc. (I)	47,600	2,816,492

		46,953,343
Insurance - 4.78%
ACE, Ltd. (I)	51,787	2,522,545
Aon Corp.	83,358	3,228,455
Berkshire Hathaway, Inc., Class B (I)	1,500	5,029,500
Markel Corp. (I)	7,104	2,408,256
MetLife, Inc.	131,240	4,487,096

		17,675,852

All Cap Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 4.65%
Barrick Gold Corp.	204,063	$8,711,449
Celanese Corp., Series A	43,700	1,300,512
Nucor Corp.	53,900	2,285,899
Reliance Steel & Aluminum Company	75,000	3,066,000
United States Steel Corp. (L)	41,000	1,831,060

		17,194,920
Media - 0.95%
Omnicom Group, Inc.	95,900	3,521,448
Pharmaceuticals, Biotechnology & Life Sciences - 9.62%
Abbott Laboratories (L)	157,963	8,607,404
Amgen, Inc. (I)	187,883	10,587,203
Onyx Pharmaceuticals, Inc. (I)	111,400	3,187,154
Thermo Fisher Scientific, Inc. (I)	112,300	5,303,929
Warner Chilcott PLC (I)(L)	242,932	5,971,269
Watson Pharmaceuticals, Inc. (I)	51,854	1,923,265

		35,580,224
Retailing - 2.33%
American Eagle Outfitters, Inc.	127,885	1,966,871
Children's Place Retail Stores, Inc. (I)	29,300	935,256
Guess?, Inc.	21,094	781,533
Lowe's Companies, Inc.	99,191	2,163,356
Nordstrom, Inc. (L)	25,000	836,250
Target Corp.	26,000	1,210,560
TJX Companies, Inc.	19,099	733,020

		8,626,846
Semiconductors & Semiconductor Equipment - 1.08%
Micron Technology, Inc. (I)(L)	346,900	2,608,688
Xilinx, Inc.	60,984	1,380,678

		3,989,366
Software & Services - 7.43%
Accenture PLC, Class A	95,472	3,918,171
Activision Blizzard, Inc. (I)	28,400	323,476
Adobe Systems, Inc. (I)	172,078	6,036,496
Autodesk, Inc. (I)	72,400	1,697,780
Intuit, Inc. (I)	95,308	2,783,947
MasterCard, Inc.	17,111	4,121,355
McAfee, Inc. (I)	45,599	1,739,602
Microsoft Corp.	213,700	6,284,917
VeriFone Holdings, Inc. (I)	42,673	565,844

		27,471,588
Technology Hardware & Equipment - 0.50%
EMC Corp. (I)	110,143	1,853,707
Transportation - 2.18%
Canadian National Railway Company	37,324	1,963,242
Heartland Express, Inc. (L)	39,800	587,050
Kansas City Southern (I)(L)	189,369	5,421,634
Kirby Corp. (I)	2,630	87,711

		8,059,637
Utilities - 0.87%

EQT Corp.	78,022	3,210,605

TOTAL COMMON STOCKS (Cost $306,643,690)		$356,419,779

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 13.52%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	3,712,664	$37,151,890

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
12,852,018 on 12/01/2009,
collateralized by 13,030,000
Federal National Mortgage
Association, 5.40% due 06-30-
2028 (valued at 13,111,438,

including interest)	12,852,000	$12,852,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$50,007,849)		$50,003,890

Total Investments (Cost $356,651,539) - 109.88%		$406,423,669

Other assets and liabilities, net - (9.88%)		(36,551,165)

TOTAL NET ASSETS - 100.00%		$369,872,504

Alpha Opportunities Fund

	Shares	Value

COMMON STOCKS - 96.12%
Automobiles & Components - 2.14%
ArvinMeritor, Inc. (I)	180,400	$1,463,044
Astra International Tbk PT	103,800	355,879
Dongfeng Motor Group Company, Ltd.	393,860	601,862
Ford Motor Company (I)	388,690	3,455,454
Geely Automobile Holdings Company,
Ltd.	1,208,600	612,144
Harley-Davidson, Inc.	40,100	1,168,514
Johnson Controls, Inc.	14,300	386,815
Mahindra & Mahindra, Ltd.	23,496	524,372
Modine Manufacturing Company (I)	382,320	4,064,062
TRW Automotive Holdings Corp. (I)	135,710	2,953,050

		15,585,196
Banks - 2.50%
Bank Mandiri Tbk PT	744,190	351,092
Bank of China, Ltd.	3,610,000	2,028,527
China Construction Bank Corp.	1,179,000	1,047,016
China Merchants Bank Company, Ltd.	492,000	1,334,755
Huntington Bancshares, Inc. (L)	222,023	848,128
PNC Financial Services Group, Inc.	23,113	1,317,672
Popular, Inc. (L)	331,621	785,942
SunTrust Banks, Inc.	34,330	811,218
Wells Fargo & Company	344,983	9,673,323

		18,197,673
Capital Goods - 9.47%
3M Company	19,654	1,522,006
ABB, Ltd. SADR (I)	61,530	1,129,691
Atlas Copco AB, Series A, ADR	48,159	687,354
BE Aerospace, Inc. (I)	255,350	4,920,595
Beijing Enterprises Holdings, Ltd.	229,470	1,564,686
Boeing Company	33,100	1,734,771

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
China Railway Group, Ltd. (I)	1,420,000	$1,118,448
Deere & Company	105,680	5,654,937
First Solar, Inc. (L)(I)	16,242	1,934,585
Flowserve Corp.	11,600	1,153,736
Fluor Corp.	14,240	604,915
General Dynamics Corp.	67,530	4,450,227
General Electric Company	58,600	938,772
Hansen Transmissions International NV (I)	298,904	519,329
Honeywell International, Inc.	117,323	4,513,416
Illinois Tool Works, Inc. (L)	36,577	1,779,105
Ingersoll-Rand PLC	288,476	10,203,396
Joy Global, Inc.	24,700	1,322,438
Lockheed Martin Corp.	45,920	3,546,402
Masco Corp.	64,100	870,478
Navistar International Corp. (I)	11,400	376,314
Owens Corning, Inc. (L)(I)	49,900	1,179,137
PACCAR, Inc.	37,741	1,399,436
Precision Castparts Corp.	9,630	998,438
Regal-Beloit Corp. (L)	26,100	1,238,706
Stanley Works (L)	59,220	2,876,315
Sunpower Corp., Class B (I)	141,329	2,525,549
Terex Corp. (I)(L)	148,988	2,805,444
Trex Company, Inc. (L)(I)	94,771	1,699,244
Trina Solar, Ltd., SADR (L)(I)	36,500	1,700,170
Vestas Wind Systems AS (I)	10,828	761,002
Yingli Green Energy Holding Company,
Ltd. (I)(L)	78,800	1,119,748

		68,848,790
Commercial & Professional Services - 0.99%
Cenveo, Inc. (I)	207,600	1,594,368
Corrections Corp. of America (I)	75,000	1,874,250
Monster Worldwide, Inc. (L)(I)	82,048	1,198,721
SYKES Enterprises, Inc. (I)	44,500	1,092,475
Waste Management, Inc.	43,533	1,429,624

		7,189,438
Consumer Durables & Apparel - 4.94%
361 Degrees International, Ltd.	980,610	517,174
Anta Sports Products, Ltd.	804,720	1,203,436
Black & Decker Corp.	11,500	697,935
China Hongxing Sports, Ltd.	4,188,120	528,762
Coach, Inc.	89,700	3,117,075
Hanesbrands, Inc. (I)	320,078	7,685,073
Iconix Brand Group, Inc. (I)	72,674	818,309
Jarden Corp.	164,762	4,522,717
Lennar Corp., Class A	80,800	1,023,736
PDG Realty SA Empreendimentos e
Participacoes	181,200	1,857,932
Pool Corp. (L)	113,435	2,048,636
Pulte Homes, Inc.	145,800	1,332,612
Tempur-Pedic International, Inc. (I)	84,000	1,810,200
Toll Brothers, Inc. (I)	182,000	3,547,180
Warnaco Group, Inc. (I)	113,000	4,600,230
XTEP International Holdings	1,192,290	614,225

		35,925,232
Consumer Services - 2.31%
Apollo Group, Inc., Class A (I)	72,104	4,114,975
Brink's Home Security Holdings, Inc. (I)	54,000	1,766,880
Coinstar, Inc. (L)(I)	27,400	734,046

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Corinthian Colleges, Inc. (L)(I)	198,860	$2,947,105
Ctrip.com International, Ltd., ADR (I)	29,180	2,140,353
Educomp Solutions, Ltd.	45,150	740,003
Life Time Fitness, Inc. (L)(I)	77,100	1,742,460
McDonald's Corp.	20,000	1,265,000
REXLot Holdings, Ltd.	4,049,800	361,550
Starbucks Corp. (I)	43,100	943,890

		16,756,262
Diversified Financials - 4.57%
Ameriprise Financial, Inc.	160,100	6,103,012
Bank of America Corp.	313,764	4,973,159
China Everbright, Ltd.	187,430	443,996
Goldman Sachs Group, Inc.	30,237	5,130,009
Great American Group, Inc. (I)	471,600	1,721,340
Hong Kong Exchanges & Clearing, Ltd.	20,280	361,240
Invesco, Ltd.	75,400	1,677,650
JPMorgan Chase & Company	87,006	3,696,885
Moody's Corp. (L)	30,000	696,900
PennantPark Investment Corp.	169,248	1,435,223
PHH Corp. (L)(I)	74,900	1,035,118
Singapore Exchange, Ltd.	258,000	1,468,046
UBS AG (I)	82,000	1,286,580
UBS AG - Swiss Exchange (I)	204,880	3,210,065

		33,239,223
Energy - 10.54%
Alpha Natural Resources, Inc. (I)	30,900	1,143,300
Anadarko Petroleum Corp.	60,632	3,609,423
Apache Corp.	38,400	3,658,752
Baker Hughes, Inc.	102,920	4,192,961
BG Group PLC	244,060	4,456,327
BP PLC, SADR	41,787	2,389,381
Cabot Oil & Gas Corp.	17,400	666,420
Cameco Corp.	100,530	2,895,264
Cameron International Corp. (I)	18,900	714,420
Complete Production Services, Inc. (I)	216,200	2,246,318
CONSOL Energy, Inc.	117,006	5,372,916
Diamond Offshore Drilling, Inc. (L)	18,200	1,811,628
Exxon Mobil Corp.	57,810	4,339,797
Gazprom OAO, SADR	58,058	1,337,671
Halliburton Company	84,300	2,475,048
Karoon Gas Australia, Ltd. (I)	158,230	1,104,520
Marathon Oil Corp.	47,130	1,537,381
Massey Energy Company (L)	63,380	2,386,891
Nabors Industries, Ltd. (I)	48,900	1,009,785
Newfield Exploration Company (I)	41,700	1,763,076
Noble Corp.	39,400	1,627,614
Noble Energy, Inc.	68,400	4,463,100
Occidental Petroleum Corp.	37,631	3,040,208
Overseas Shipholding Group, Inc. (L)	24,400	934,764
Paladin Resources, Ltd. (I)	116,649	439,157
Peabody Energy Corp.	26,900	1,195,974
Petroleo Brasileiro SA, ADR (L)	82,160	4,213,165
Schlumberger, Ltd.	7,500	479,175
Suncor Energy, Inc.	58,215	2,107,965
Superior Well Services, Inc. (I)	157,300	2,040,181
Total SA, SADR (L)	85,873	5,340,442
Whiting Petroleum Corp. (I)	21,000	1,307,250

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
XTO Energy, Inc.	7,320	$310,661

		76,610,935
Food & Staples Retailing - 0.88%
Wal-Mart Stores, Inc.	117,390	6,403,625
Food, Beverage & Tobacco - 1.55%
Altria Group, Inc.	47,858	900,209
Cott Corp. (I)	46,250	392,200
General Mills, Inc.	22,949	1,560,532
Kirin Brewery Company, Ltd.	36,590	597,257
Nestle SA	12,282	581,001
Nestle SA , SADR	26,758	1,268,864
PepsiCo, Inc.	63,219	3,933,486
PureCircle, Ltd. (I)	455,664	1,785,401
Tingyi Cayman Islands Holding Corp.	100,000	247,205

		11,266,155
Health Care Equipment & Services - 5.26%
ATS Medical, Inc. (I)	371,900	1,097,105
Cardinal Health, Inc.	176,308	5,682,407
Covidien PLC	100,177	4,690,287
Edwards Lifesciences Corp. (I)	20,200	1,662,056
Hologic, Inc. (I)	140,700	2,035,929
Intuitive Surgical, Inc. (L)(I)	6,800	1,907,672
Inverness Medical Innovations, Inc. (L)(I)	21,700	912,485
Medtronic, Inc.	116,646	4,950,456
Orthovita, Inc. (I)	54,190	195,626
Shandong Weigao Group Medical Polymer
Company, Ltd.	98,610	352,266
St. Jude Medical, Inc. (I)	57,300	2,103,483
SXC Health Solutions Corp. (I)	130,100	6,594,769
UnitedHealth Group, Inc.	179,839	5,155,984
Volcano Corp. (I)	62,670	923,129

		38,263,654
Household & Personal Products - 1.34%
Hengan International Group Compnay,
Ltd.	82,690	593,418
Herbalife, Ltd.	129,100	5,414,454
Medifast, Inc. (I)	36,643	988,628
The Procter & Gamble Company	44,500	2,774,575

		9,771,075
Insurance - 3.39%
ACE, Ltd. (I)	138,873	6,764,504
Assured Guaranty, Ltd.	36,700	832,356
China Life Insurance Company, Ltd.	95,230	475,638
Chubb Corp.	73,430	3,681,780
Fidelity National Financial, Inc., Class A	61,250	850,763
Genworth Financial, Inc., Class A (I)	55,060	592,996
Hartford Financial Services Group, Inc. (L)	132,966	3,252,348
Marsh & McLennan Companies, Inc.	226,162	5,099,953
Unum Group (L)	163,300	3,109,232

		24,659,570
Materials - 10.21%
Allied Nevada Gold Corp. (I)	28,080	365,040
Anglo American PLC (I)	17,378	751,937
AngloGold Ashanti, Ltd., SADR (L)	67,330	2,965,213
Antofagasta PLC	53,124	788,665
ArcelorMittal (L)	16,300	640,101
Barrick Gold Corp.	24,020	1,025,414

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
BHP Billiton, Ltd. (L)	32,210	$2,425,413
China Resources Cement Holdings, Ltd. (I)	218,000	101,826
Cliffs Natural Resources, Inc. (L)	90,568	3,990,426
Compania de Minas Buenaventura SA,
ADR	19,620	787,743
Eldorado Gold Corp. (I)	66,280	882,352
Fibria Celulose SA, ADR (L)(I)	13,551	237,410
Fortescue Metals Group, Ltd. (I)	227,429	874,950
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	43,790	3,625,812
Fresnillo PLC	14,672	205,100
Gerdau SA, SADR (L)	75,100	1,209,110
Goldcorp, Inc.	37,940	1,593,480
Heidelbergcement AG	35,675	2,385,084
Huabao International Holdings, Ltd.	244,910	258,173
IAMGOLD Corp.	49,600	939,920
Jindal Steel & Power, Ltd.	34,065	504,321
Martin Marietta Materials, Inc. (L)	20,300	1,731,387
Mechel Steel Group, ADR	36,200	704,090
Newmont Mining Corp.	20,910	1,121,612
Osisko Mining Corp. (I)	50,070	364,352
Osisko Mining Corp. - Toronto Exchange
(I)	1,600	11,646
Owens-Illinois, Inc. (I)	73,300	2,292,091
Pan American Silver Corp. (I)	27,530	694,857
Potash Corp. of Saskatchewan, Inc.	53,390	6,002,104
PPG Industries, Inc. (L)	29,097	1,729,235
Randgold Resources, Ltd.	36,830	3,120,974
Rexam PLC	519,889	2,379,733
Rio Tinto PLC, SADR (L)	9,750	1,989,975
Sino-Forest Corp. (I)	22,050	385,885
Teck Resoucres, Ltd., Class B (I)	61,800	2,151,876
The Dow Chemical Company	66,000	1,833,480
The Mosaic Company	143,808	7,830,346
ThyssenKrupp AG	12,578	460,239
United States Steel Corp. (L)	17,300	772,618
Vale SA (L)	62,680	1,797,036
Vedanta Resources PLC	23,568	903,512
Walter Energy, Inc.	11,460	786,156
Xstrata PLC (I)	265,215	4,738,377
Yamana Gold, Inc.	248,130	3,307,573
Zijin Mining Group, Ltd.	488,000	525,631

		74,192,275
Media - 1.47%
Comcast Corp.	237,300	3,277,113
Dreamworks Animation SKG, Inc. (I)	46,500	1,556,355
Focus Media Holding, Ltd., ADR (L)(I)	35,240	442,614
Virgin Media, Inc. (L)	330,600	5,441,676

		10,717,758
Pharmaceuticals, Biotechnology & Life Sciences - 5.69%
Abbott Laboratories	17,500	953,575
Biovail Corp.	19,900	287,157
Bristol-Myers Squibb Company	35,710	903,820
Elan Corp. PLC (L)(I)	688,035	4,348,381
Eli Lilly & Company	105,770	3,884,932
Genzyme Corp. (I)	8,285	420,050
Gilead Sciences, Inc. (I)	21,800	1,003,890
ICON PLC, SADR (I)	50,900	1,155,430
Impax Laboratories, Inc. (I)	152,400	1,737,360

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
Johnson & Johnson	33,203	$2,086,477
King Pharmaceuticals, Inc. (I)	115,600	1,367,548
Merck & Company, Inc.	251,306	9,099,790
Novavax, Inc. (L)(I)	677,290	2,031,870
Pfizer, Inc.	487,222	8,852,824
Teva Pharmaceutical Industries, Ltd., ADR	19,420	1,025,182
Thermo Fisher Scientific, Inc. (I)	22,900	1,081,567
UCB SA	24,840	1,109,243

		41,349,096
Real Estate - 1.10%
Chimera Investment Corp.	822,843	3,316,057
China Overseas Land & Investment, Ltd.	871,150	1,870,691
China Resources Land, Ltd.	268,560	620,322
Hang Lung Properties, Ltd.	266,000	965,248
Sun Hung Kai Properties, Ltd.	43,000	634,612
Wharf Holdings, Ltd.	83,000	447,710
Wheelock and Company, Ltd.	33,000	107,212

		7,961,852
Retailing - 5.79%
Advance Auto Parts, Inc.	88,929	3,494,910
Amazon.com, Inc. (I)	5,830	792,355
AnnTaylor Stores Corp. (I)	50,900	711,582
Belle International Holdings, Ltd.	555,600	692,899
Best Buy Company, Inc.	101,032	4,327,201
Blue Nile, Inc. (L)(I)	24,600	1,374,894
China Resources Enterprises, Ltd.	183,800	574,540
GameStop Corp., Class A (L)(I)	34,900	851,909
Gap, Inc.	189,234	4,053,392
Golden Eagle Retail Group, Ltd.	213,990	473,459
Home Depot, Inc.	76,161	2,083,765
Lowe's Companies, Inc.	237,130	5,171,805
Nordstrom, Inc. (L)	20,200	675,690
NutriSystem, Inc. (L)	58,500	1,444,950
Shutterfly, Inc. (I)	90,300	1,294,902
Staples, Inc. (L)	337,121	7,861,662
The Sherwin-Williams Company	33,127	2,015,447
Urban Outfitters, Inc. (I)	131,200	4,151,168

		42,046,530
Semiconductors & Semiconductor Equipment - 2.39%
Analog Devices, Inc.	11,900	356,881
ASML Holding NV	20,630	639,324
Intel Corp.	38,400	737,280
Lam Research Corp. (L)(I)	14,980	509,170
Maxim Integrated Products, Inc.	63,000	1,108,800
MEMC Electronic Materials, Inc. (I)	108,100	1,301,524
NVIDIA Corp. (I)(L)	71,800	937,708
ON Semiconductor Corp. (I)	132,400	1,027,424
Skyworks Solutions, Inc. (I)(L)	340,900	4,196,479
Texas Instruments, Inc.	189,280	4,786,891
TriQuint Semiconductor, Inc. (I)	224,600	1,221,824
Veeco Instruments, Inc. (I)	19,530	533,364

		17,356,669
Software & Services - 8.54%
Accenture PLC, Class A	79,346	3,256,360
Adobe Systems, Inc. (I)	101,053	3,544,939
Alibaba.com, Ltd.	451,700	1,029,421

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Alliance Data Systems Corp. (I)(L)	7,400	$451,326
AsiaInfo Holdings, Inc. (I)(L)	31,730	780,241
Automatic Data Processing, Inc.	117,010	5,084,085
BMC Software, Inc. (I)	67,300	2,606,529
Cadence Design Systems, Inc. (I)	136,200	817,200
Check Point Software Technologies, Ltd.
(I)	20,830	658,020
Concur Technologies, Inc. (I)	22,300	826,438
eBay, Inc. (I)	140,900	3,447,823
Equinix, Inc. (I)	50,988	4,904,536
Google, Inc., Class A (I)	12,590	7,339,970
Longtop Financial Technologies, Ltd.
(I)(L)	16,410	581,078
MasterCard, Inc.	5,910	1,423,483
McAfee, Inc. (I)	45,838	1,748,720
Microsoft Corp.	142,273	4,184,249
Oracle Corp.	278,100	6,140,448
Red Hat, Inc. (I)	106,639	2,847,261
Shanda Interactive Entertainment, Ltd.
(I)(L)	7,350	366,324
Sohu.com, Inc. (I)(L)	4,840	269,878
Take-Two Interactive Software, Inc. (I)(L)	88,800	999,000
Tencent Holdings, Ltd.	105,660	1,951,795
TiVo, Inc. (I)	57,290	567,171
VistaPrint NV (I)(L)	21,200	1,209,036
VMware, Inc., Class A (I)(L)	17,800	747,244
Vocus, Inc. (I)	67,500	1,102,950
Western Union Company	97,980	1,807,731
Yahoo!, Inc. (I)	91,500	1,369,755

		62,063,011
Technology Hardware & Equipment - 6.22%
Apple, Inc. (I)	64,842	12,962,564
BYD Company, Ltd., Class H (I)	68,730	599,966
Cisco Systems, Inc. (I)	336,400	7,871,760
Corning, Inc.	17,810	297,071
Dragonwave, Inc. (I)	9,400	93,786
EMC Corp. (I)	125,900	2,118,897
Harris Stratex Networks, Inc., Class A (I)	285,700	1,794,196
Hewlett-Packard Company (I)	79,700	3,910,082
HUGHES Telematics, Inc. (I)(L)	28,605	121,571
Jabil Circuit, Inc.	76,700	1,020,877
Motorola, Inc. (I)	87,860	703,759
QUALCOMM, Inc. (L)	80,000	3,600,000
Riverbed Technology, Inc. (I)	54,300	1,105,548
SanDisk Corp. (I)	48,500	956,420
Seagate Technology	411,100	6,219,943
Tellabs, Inc. (I)	111,300	624,393
ZTE Corp., Class H	211,600	1,208,684

		45,209,517
Telecommunication Services - 1.26%
America Movil SAB de CV, ADR, Series
L	35,200	1,702,976
AT&T, Inc.	204,060	5,497,376
Iridium Communications, Inc. (I)	86,100	705,159
Koninklijke KPN NV	68,957	1,228,163

		9,133,674

Alpha Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Transportation - 3.29%
AirAsia BHD (I)	153,100	$57,392
Cia de Concessoes Rodoviarias, ADR	37,200	802,062
Con-way, Inc.	31,300	948,390
Delta Air Lines, Inc. (I)	1,071,893	8,778,804
FedEx Corp.	67,630	5,711,354
J.B. Hunt Transport Services, Inc.	33,900	1,080,054
Kuehne & Nagel International AG	8,008	777,042
MTR Corp., Ltd.	172,500	583,892
United Parcel Service, Inc., Class B (L)	89,969	5,170,518

		23,909,508
Utilities - 0.28%
Cia Energetica de Minas Gerais, ADR	60,000	1,078,800
Northeast Utilities	40,600	978,865

		2,057,665

TOTAL COMMON STOCKS (Cost $597,257,648)		$698,714,383

INVESTMENT COMPANIES - 1.08%
Investment Companies - 1.08%
Midcap SPDR Trust (L)	28,100	3,502,103
iShares Russell 1000 Index Fund (L)	72,700	4,378,721

		7,880,824

TOTAL INVESTMENT COMPANIES (Cost $5,984,682)		$7,880,824

SHORT-TERM INVESTMENTS - 16.04%
Bank of New York Tri-Party
Repurchase Agreement dated
11-30-09 at 0.17% to be
repurchased at 19,600,093 on
12-01-2009, collateralized by
23,727,111 Federal National
Mortgage Association, 6.00%
due 01-01-2038 (valued at
19,992,001, including interest)	19,600,000	19,600,000
John Hancock Collateral
Investment Trust, 0.2196%

(W)(Y)	9,689,307	96,958,959

TOTAL SHORT-TERM INVESTMENTS (Cost

$116,589,132)		$116,558,959

Total Investments (Cost $719,831,462) - 113.24%		$823,154,166

Other assets and liabilities, net - (13.24%)		(96,271,434)

TOTAL NET ASSETS - 100.00%		$726,882,732

Alternative Asset Allocation Fund

	Shares	Value

INVESTMENT COMPANIES - 97.62%
John Hancock Funds II (G) - 88.74%
Emerging Markets Value, Class NAV
(DFA)	20,637	$211,945

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Alternative Asset Allocation Fund (continued)

	Shares	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Floating Rate Income, Class NAV
(WAMCO)	19,169	$176,542
Global Bond, Class NAV (PIMCO)	9,893	131,681
Global Real Estate, Class NAV (Deutsche)	33,010	220,507
High Income, Class NAV (MFC Global
U.S.) (W)	6,942	49,564
High Yield, Class NAV (WAMCO)	3,633	30,666
International Small Cap, Class NAV
(Templeton)	4,873	64,513
International Small Company, Class NAV
(DFA)	7,533	56,271
Natural Resources, Class NAV
(Wellington)	4,521	91,198
Real Return Bond, Class NAV (PIMCO)	12,404	156,533
U.S. High Yield Bond, Class NAV (Wells
Capital)	3,476	42,375

		1,231,795
Investment Companies - 8.88%
PowerShares DB Commodity Index
Tracking Fund	5,000	123,300

		123,300

TOTAL INVESTMENT COMPANIES (Cost $997,268)		$1,355,095

Total Investments (Cost $997,268) - 97.62%		$1,355,095

Other assets and liabilities, net - 2.38%		33,061

TOTAL NET ASSETS - 100.00%		$1,388,156

American Diversified Growth & Income Portfolio

	Shares	Value

INVESTMENT COMPANIES - 100.11%
American Funds Insurance Series - 60.05%
Capital World Growth and Income Fund,
Class R5	13,143	$444,375
EuroPacific Growth Fund, Class R5	13,833	533,250
New Perspective Fund, Class R5	17,481	444,375
The Growth Fund of America, Class R5	44,686	1,199,813
The Investment Company of America,
Class R5	94,177	2,399,625
U.S. Government Securities Fund, Class
R5	189,202	2,715,046
Washington Mutual Investors Fund, Class
R5, Class R5	49,116	1,200,890

		8,937,374
John Hancock Funds II (G) - 40.06%
Index 500, Class NAV (MFC Global
U.S.A.) (W)	425,365	3,500,755
International Equity Index, Class NAV
(SSgA)	39,262	651,750

American Diversified Growth & Income Portfolio (continued)

	Shares	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Total Bond Market, Class NAV
(Declaration) (W)	170,656	$1,808,956

		5,961,461

TOTAL INVESTMENT COMPANIES (Cost $13,663,235)		$14,898,835

Total Investments (Cost $13,663,235) - 100.11%		$14,898,835

Other assets and liabilities, net - (0.11%)		(16,031)

TOTAL NET ASSETS - 100.00%		$14,882,804

American Fundamental Holdings Portfolio

	Shares	Value

INVESTMENT COMPANIES - 100.17%
American Funds Insurance Series - 60.11%
EuroPacific Growth Fund, Class R5	18,448	$711,165
The Growth Fund of America, Class R5	23,940	642,783
The Investment Company of America,
Class R5	50,454	1,285,566
U.S. Government Securities Fund, Class
R5	154,653	2,219,270
Washington Mutual Investors Fund, Class
R5, Class R5	26,290	642,785

		5,501,569
John Hancock Funds II (G) - 40.06%
Index 500, Class NAV (MFC Global
U.S.A.) (W)	208,273	1,714,087
International Equity Index, Class NAV
(SSgA)	28,561	474,109
Total Bond Market, Class NAV
(Declaration) (W)	139,485	1,478,543

		3,666,739

TOTAL INVESTMENT COMPANIES (Cost $8,382,686)		9,168,308

Total Investments (Cost $8,382,686) - 100.17%		$9,168,308

Other assets and liabilities, net - (0.17%)		(15,676)

TOTAL NET ASSETS - 100.00%		$9,152,632

American Global Diversification Portfolio

	Shares	Value

INVESTMENT COMPANIES - 100.13%
American Funds Insurance Series - 60.08%
Capital World Growth and Income Fund,
Class R5	22,910	$774,593
EuroPacific Growth Fund, Class R5	54,164	2,088,030
New Perspective Fund, Class R5	30,472	774,591

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

American Global Diversification Portfolio (continued)

	Shares	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
The Investment Company of America,
Class R5	29,078	$740,913
U.S. Government Securities Fund, Class
R5	164,242	2,356,871

		6,734,998
John Hancock Funds II (G) - 40.05%
Index 500, Class NAV (MFC Global
U.S.A.) (W)	122,763	1,010,336
International Equity Index, Class NAV
(SSgA)	114,965	1,908,413
Total Bond Market, Class NAV
(Declaration) (W)	148,267	1,571,634

		4,490,383

TOTAL INVESTMENT COMPANIES (Cost $10,575,807)		$11,225,381

Total Investments (Cost $10,575,807) - 100.13%		$11,225,381

Other assets and liabilities, net - (0.13%)		(14,398)

TOTAL NET ASSETS - 100.00%		$11,210,983

Blue Chip Growth Fund

	Shares	Value

COMMON STOCKS - 99.71%
Banks - 2.86%
Morgan Stanley	526,500	$16,626,870
PNC Financial Services Group, Inc.	44,100	2,514,139
U.S. Bancorp	503,000	12,137,390
Wells Fargo & Company	772,300	21,655,292

		52,933,691
Capital Goods - 5.81%
3M Company	209,600	16,231,424
Danaher Corp.	720,337	51,086,300
Fastenal Company (L)	29,700	1,101,276
First Solar, Inc. (I)(L)	22,500	2,679,975
Fluor Corp.	74,800	3,177,504
Goodrich Corp.	80,900	4,800,606
McDermott International, Inc. (I)	190,000	3,978,600
Precision Castparts Corp. (L)	102,900	10,668,672
Rockwell Automation, Inc.	47,000	2,044,030
United Technologies Corp.	165,500	11,128,220
W.W. Grainger, Inc.	7,500	732,750

		107,629,357
Commercial & Professional Services - 0.20%
Republic Services, Inc.	130,900	3,691,380
Consumer Durables & Apparel - 0.28%
NIKE, Inc., Class B	80,800	5,243,112
Consumer Services - 4.23%
Apollo Group, Inc., Class A (I)	47,100	2,687,997
Carnival Corp. (I)	271,400	8,692,942
Marriott International, Inc., Class A (L)	488,486	12,563,862
McDonald's Corp.	296,500	18,753,625
Starbucks Corp. (I)	820,100	17,960,190

Blue Chip Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Wynn Macau, Ltd.	1,926,800	$2,322,090
Wynn Resorts, Ltd. (L)	46,800	3,020,472
Yum! Brands, Inc.	352,100	12,418,567

		78,419,745
Diversified Financials - 12.21%
American Express Company	524,848	21,954,392
Ameriprise Financial, Inc.	278,989	10,635,061
Bank of America Corp.	439,800	6,970,830
Bank of New York Mellon Corp.	103,439	2,755,615
BlackRock, Inc. (L)	17,570	3,989,796
Charles Schwab Corp.	621,214	11,386,853
CME Group, Inc.	1,000	328,230
Credit Suisse Group AG	29,100	1,520,880
Franklin Resources, Inc.	367,335	39,683,200
Goldman Sachs Group, Inc.	285,124	48,374,138
IntercontinentalExchange, Inc. (I)	127,150	13,578,349
Invesco, Ltd.	215,800	4,801,550
JPMorgan Chase & Company	797,800	33,898,522
Northern Trust Corp.	263,511	13,043,795
State Street Corp.	282,329	11,660,188
TD Ameritrade Holding Corp. (I)	93,800	1,842,232

		226,423,631
Energy - 7.11%
Cameron International Corp. (I)	240,200	9,079,560
EOG Resources, Inc.	280,700	24,277,743
Exxon Mobil Corp.	34,162	2,564,541
FMC Technologies, Inc. (I)	209,400	11,406,018
Petroleo Brasileiro SA	147,800	6,659,868
Schlumberger, Ltd.	635,808	40,621,773
Smith International, Inc. (L)	526,628	14,313,749
Southwestern Energy Company (I)	282,400	12,414,304
Suncor Energy, Inc.	290,700	10,526,247

		131,863,803
Food & Staples Retailing - 1.41%
Costco Wholesale Corp.	17,900	1,072,389
CVS Caremark Corp.	323,432	10,029,626
Wal-Mart Stores, Inc.	263,436	14,370,434
Walgreen Company	18,800	731,132

		26,203,581
Food, Beverage & Tobacco - 1.36%
General Mills, Inc.	25,900	1,761,200
Kellogg Company	34,200	1,798,236
PepsiCo, Inc.	297,466	18,508,335
The Coca-Cola Company	56,400	3,226,080

		25,293,851
Health Care Equipment & Services - 8.45%
Alcon, Inc.	12,100	1,789,348
Baxter International, Inc.	74,800	4,080,340
C.R. Bard, Inc.	39,700	3,263,737
Cerner Corp. (I)(L)	83,900	6,316,831
Express Scripts, Inc. (I)	414,200	35,538,360
Intuitive Surgical, Inc. (I)(L)	46,450	13,031,083
McKesson Corp.	398,900	24,739,778
Medco Health Solutions, Inc. (I)	811,600	51,260,656
Medtronic, Inc.	49,746	2,111,220
St. Jude Medical, Inc. (I)	177,764	6,525,716
Stryker Corp.	146,321	7,374,578

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
WellPoint, Inc. (I)	12,828	$693,097

		156,724,744
Household & Personal Products - 0.44%
The Procter & Gamble Company	129,428	8,069,836
Insurance - 0.05%
Aon Corp.	7,500	290,475
Prudential Financial, Inc.	12,500	623,125

		913,600
Materials - 2.05%
Ecolab, Inc.	7,100	318,861
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	51,800	4,289,040
Monsanto Company	125,204	10,110,223
Praxair, Inc.	283,200	23,230,896

		37,949,020
Media - 3.70%
Discovery Communications, Inc. (I)	445,900	12,503,036
Discovery Communications, Inc., Series A
(I)(L)	448,500	14,329,575
McGraw-Hill Companies, Inc.	447,500	13,407,100
Time Warner, Inc.	534,633	15,263,772
Walt Disney Company	433,000	13,085,260

		68,588,743
Pharmaceuticals, Biotechnology & Life Sciences - 5.55%
Allergan, Inc.	415,700	24,164,641
Amgen, Inc. (I)	46,800	2,637,180
Celgene Corp. (I)	446,700	24,769,515
Gilead Sciences, Inc. (I)	710,838	32,734,090
Life Technologies Corp. (I)	18,700	930,886
Shire PLC, ADR	78,000	4,591,860
Teva Pharmaceutical Industries, Ltd., ADR	246,900	13,033,851

		102,862,023
Retailing - 9.91%
Amazon.com, Inc. (I)	619,011	84,129,785
Bed Bath & Beyond, Inc. (I)	441,000	16,475,760
CarMax, Inc. (I)(L)	36,600	727,608
Dollar Tree, Inc. (I)	51,500	2,521,955
Expedia, Inc. (I)(L)	445,400	11,348,792
Gap, Inc.	255,800	5,479,236
Kohl's Corp. (I)	443,270	23,555,368
Lowe's Companies, Inc.	470,600	10,263,786
O'Reilly Automotive, Inc. (I)	198,700	7,705,586
Priceline.com, Inc. (I)(L)	81,600	17,472,192
The Sherwin-Williams Company	65,500	3,985,020

		183,665,088
Semiconductors & Semiconductor Equipment - 3.98%
Altera Corp.	383,500	8,065,005
Broadcom Corp., Class A (I)	529,800	15,470,160
Intel Corp.	394,800	7,580,160
Marvell Technology Group, Ltd. (I)	1,570,190	24,212,330
Xilinx, Inc.	813,975	18,428,394

		73,756,049
Software & Services - 15.90%
Accenture PLC, Class A	235,000	9,644,400
Adobe Systems, Inc. (I)	84,025	2,947,597

Blue Chip Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
AOL, Inc. (I)	1,003	$24,674
Autodesk, Inc. (I)	170,500	3,998,225
Automatic Data Processing, Inc.	103,267	4,486,951
Baidu, Inc., SADR (I)(L)	4,700	2,038,578
eBay, Inc. (I)	1,662	40,669
Electronic Arts, Inc. (I)	142,596	2,408,446
Fiserv, Inc. (I)	243,900	11,277,936
Google, Inc., Class A (I)	166,184	96,885,272
Intuit, Inc. (I)	72,800	2,126,488
MasterCard, Inc.	109,660	26,412,708
McAfee, Inc. (I)	439,800	16,778,370
Microsoft Corp.	1,824,666	53,663,427
Salesforce.com, Inc. (I)	9,400	589,192
Tencent Holdings, Ltd.	1,159,900	21,426,155
VeriSign, Inc. (I)(L)	94,100	2,111,604
Visa, Inc., Class A (L)	326,800	26,470,800
Western Union Company	622,700	11,488,815

		294,820,307
Technology Hardware & Equipment - 11.82%
Apple, Inc. (I)	554,200	110,790,122
Cisco Systems, Inc. (I)	734,782	17,193,899
EMC Corp. (I)	235,500	3,963,465
Hewlett-Packard Company	98,000	4,807,880
International Business Machines Corp.	136,800	17,284,680
Juniper Networks, Inc. (I)	1,054,179	27,545,697
QUALCOMM, Inc.	835,823	37,612,035

		219,197,778
Telecommunication Services - 1.78%
American Tower Corp., Class A (I)	805,262	32,951,321
Transportation - 0.41%
Expeditors International of Washington,
Inc.	133,000	4,246,690
Union Pacific Corp.	52,400	3,314,824

		7,561,514
Utilities - 0.20%

Entergy Corp.	46,800	3,680,820

TOTAL COMMON STOCKS (Cost $1,461,533,242)		$1,848,442,994

SHORT-TERM INVESTMENTS - 5.71%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	10,059,283	100,661,232
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
1,178,002 on 12/01/2009,
collateralized by 940,000 U.S.
Treasury Bonds, 6.25% due
08/15/2023 (valued at 1,205,550
including interest)	1,178,000	1,178,000
T. Rowe Price Reserve Investment

Fund, 0.2452%	4,070,302	4,070,302

TOTAL SHORT-TERM INVESTMENTS (Cost

$105,934,579)		$105,909,534

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)

Total Investments (Cost $1,567,467,821) - 105.42%		$1,954,352,528

Other assets and liabilities, net - (5.42%)		(100,453,078)

TOTAL NET ASSETS - 100.00%		$1,853,899,450

Capital Appreciation Fund

	Shares	Value

COMMON STOCKS - 99.82%
Automobiles & Components - 0.64%
Johnson Controls, Inc.	317,800	$8,596,490
Banks - 0.19%
Morgan Stanley	81,100	2,561,138
Capital Goods - 1.64%
Precision Castparts Corp.	110,740	11,481,523
United Technologies Corp.	158,530	10,659,557

		22,141,080
Consumer Durables & Apparel - 2.58%
Coach, Inc.	224,590	7,804,503
NIKE, Inc., Class B (L)	416,142	27,003,454

		34,807,957
Consumer Services - 1.88%
Marriott International, Inc., Class A (L)	489,263	12,583,837
Starbucks Corp. (I)	381,800	8,361,420
Yum! Brands, Inc.	123,000	4,338,210

		25,283,467
Diversified Financials - 5.04%
Charles Schwab Corp.	1,063,331	19,490,857
Goldman Sachs Group, Inc.	213,010	36,139,277
JPMorgan Chase & Company	290,500	12,343,345

		67,973,479
Energy - 7.38%
Occidental Petroleum Corp.	341,400	27,581,706
Petroleo Brasileiro SA, ADR (L)	411,100	21,081,208
Schlumberger, Ltd.	413,394	26,411,743
Southwestern Energy Company (I)	294,500	12,946,220
Weatherford International, Ltd. (I)	687,000	11,472,900

		99,493,777
Food & Staples Retailing - 1.52%
Costco Wholesale Corp.	341,000	20,429,310
Food, Beverage & Tobacco - 3.99%
Cadbury PLC	205,600	2,731,450
PepsiCo, Inc.	547,235	34,048,962
Unilever PLC	580,200	17,072,996

		53,853,408
Health Care Equipment & Services - 6.85%
Alcon, Inc.	210,619	31,146,338
Baxter International, Inc.	445,500	24,302,025
Medco Health Solutions, Inc. (I)	585,500	36,980,180

		92,428,543
Household & Personal Products - 1.82%
Colgate-Palmolive Company	291,400	24,532,966

Capital Appreciation Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 0.99%
Monsanto Company	35,300	$2,850,475
Praxair, Inc.	128,200	10,516,246

		13,366,721
Media - 1.92%
Walt Disney Company	857,100	25,901,562
Pharmaceuticals, Biotechnology & Life Sciences - 13.48%
Abbott Laboratories	311,600	16,979,084
Celgene Corp. (I)	435,800	24,165,110
Gilead Sciences, Inc. (I)	761,972	35,088,811
Illumina, Inc. (I)(L)	220,800	6,385,536
Mylan, Inc. (I)(L)	494,800	8,842,076
Novartis AG (L)	261,300	14,528,280
Roche Holding AG	565,600	23,144,352
Shire PLC, ADR	261,770	15,410,400
Teva Pharmaceutical Industries, Ltd., ADR	535,400	28,263,766
Vertex Pharmaceuticals, Inc. (I)	229,100	8,893,662

		181,701,077
Retailing - 7.84%
Amazon.com, Inc. (I)	413,100	56,144,421
Dollar General Corp. (I)	117,700	2,707,100
Home Depot, Inc.	45,200	1,236,672
Kohl's Corp. (I)(L)	318,600	16,930,404
Target Corp.	412,500	19,206,000
Tiffany & Company (L)	223,411	9,535,181

		105,759,778
Semiconductors & Semiconductor Equipment - 1.74%
Advanced Micro Devices, Inc. (I)(L)	1,074,600	7,532,946
Analog Devices, Inc.	503,200	15,090,968
Cree, Inc. (I)	18,200	870,506

		23,494,420
Software & Services - 22.07%
Adobe Systems, Inc. (I)	880,115	30,874,434
Baidu, Inc., SADR (I)(L)	32,397	14,051,875
Google, Inc., Class A (I)	119,170	69,476,110
MasterCard, Inc. (L)	151,000	36,369,860
Microsoft Corp.	1,874,241	55,121,428
Oracle Corp.	487,000	10,752,960
Salesforce.com, Inc. (I)(L)	250,700	15,713,876
SAP AG (L)	128,400	6,146,508
Tencent Holdings, Ltd.	509,400	9,409,849
Visa, Inc., Class A (L)	551,200	44,647,200
VMware, Inc., Class A (I)(L)	120,800	5,071,184

		297,635,284
Technology Hardware & Equipment - 17.11%
Agilent Technologies, Inc. (I)	569,745	16,477,025
Apple, Inc. (I)	307,376	61,447,536
Cisco Systems, Inc. (I)	1,420,330	33,235,722
Hewlett-Packard Company	681,000	33,409,860
International Business Machines Corp.	75,500	9,539,425
Juniper Networks, Inc. (I)	239,400	6,255,522
NetApp, Inc. (I)	731,900	22,557,158
QUALCOMM, Inc.	1,063,000	47,835,000

		230,757,248
Transportation - 1.14%
Union Pacific Corp.	243,100	15,378,506

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares	Value

COMMON STOCKS (continued)

TOTAL COMMON STOCKS (Cost $1,061,475,576)		$1,346,096,211

SHORT-TERM INVESTMENTS - 11.94%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	14,804,010	148,140,767
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
12,883,018 on 12/01/2009,
collateralized by 10,955,000
Federal National Mortgage
Association, 6.21% due
08/06/2038 (valued at

13,146,000, including interest)	12,883,000	12,883,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$161,048,940)		$161,023,767

Total Investments (Cost $1,222,524,516) - 111.76%		$1,507,119,978

Other assets and liabilities, net - (11.76%)		(158,602,019)

TOTAL NET ASSETS - 100.00%		$1,348,517,959

Core Bond Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 53.66%
Federal Home Loan Mortgage Corp. - 7.53%
3.570%, 06/15/2029	$89,929	$91,745
4.500%, 06/15/2025 to
10/15/2036	803,000	832,555
5.000%, 06/01/2036	505,691	531,509
5.500%, 01/01/2018 to
12/01/2037	19,343,766	20,749,368
5.617%, 07/01/2038 (P)	1,299,059	1,382,687
5.653%, 10/01/2038 (P)	265,990	283,113
5.700%, 03/01/2036 (P)	180,004	191,592
5.723%, 02/01/2037 (P)	373,846	397,912
5.808%, 11/01/2038 (P)	882,155	938,944
5.860%, 09/01/1938 (P)	899,179	962,122
5.910%, 03/01/2037 (P)	446,789	475,551
5.949%, 06/01/2037 (P)	535,870	570,367
5.956%, 03/01/2038 (P)	2,320,308	2,469,679
5.965%, 01/01/2037 (P)	18,758	19,966
5.977%, 11/01/2037 (P)	122,184	130,050
5.979%, 05/01/2037 (P)	256,668	273,191
5.997%, 01/01/2037 (P)	2,407,059	2,562,015
6.000%, 10/01/2019 to
03/01/2034	570,777	618,241
6.129%, 04/01/2037 (P)	626,762	667,110
6.371%, 10/01/2037 (P)	2,441	2,598
6.500%, 07/01/2034	574,957	626,905

		34,777,220

Core Bond Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association - 29.35%
4.500%, TBA (B)	$18,500,000	$18,987,070
4.500%, 11/01/2033 to
11/01/2035	2,808,065	2,903,362
5.000%, TBA (B)	500,000	524,375
5.000%, 09/01/2033 to
07/01/2035	12,322,042	13,008,117
5.500%, TBA (B)	1,000,000	1,603,945
5.500%, 01/01/2018 to
08/01/2037	57,312,844	63,216,696
5.586%, 05/01/2037	439,201	467,474
5.604%, 02/01/2038	392,915	418,210
5.668%, 05/01/2037	204,919	218,111
5.745%, 05/01/2037	1,016,982	1,082,451
5.884%, 02/01/2037	183,269	195,067
5.924%, 01/01/2037	254,778	271,179
5.925%, 03/01/2037	255,314	271,749
5.963%, 01/01/2037	354,201	377,003
5.981%, 04/01/2037	209,624	223,119
6.000%, 10/01/2019 to
11/01/2038	16,868,828	18,196,524
6.013%, 01/01/2037	200,470	213,376
6.019%, 10/01/2037	318,782	339,304
6.106%, 12/01/2036	171,555	182,598
6.109%, 11/01/2037	469,743	499,983
6.123%, 09/01/2037	22,033	23,452
6.217%, 09/01/2037	514,255	546,700
6.272%, 10/01/2036	244,519	260,260
6.500%, TBA	2,000,000	2,154,688
6.500%, 12/01/2037	2,064,776	2,219,715
7.000%, 01/01/2035 to
06/01/2035	1,154,934	1,278,932

		129,152,601
Government National Mortgage Association - 3.70%
4.500%, TBA (B)	15,500,000	15,867,148
6.500%, 12/15/2032	1,117,289	1,217,767

		17,084,915
U.S. Treasury Notes - 10.07%
0.875%, 04/30/2011 to
05/31/2011	10,520,000	10,590,042
1.000%, 07/31/2011	756,000	762,260
1.375%, 10/15/2012 to
11/15/2012	1,869,000	1,884,327
2.125%, 11/30/2014	4,028,000	4,050,678
2.375%, 10/31/2014	686,000	698,917
3.000%, 08/31/2016	515,000	527,996
3.125%, 05/15/2019	16,198,000	16,118,273
3.375%, 11/15/2019	1,766,000	1,791,943
3.625%, 08/15/2019	9,770,000	10,108,902

		46,533,338
U.S. Treasury Bonds - 3.01%
3.500%, 02/15/2039	2,615,000	2,304,877
4.250%, 05/15/2039	1,921,000	1,935,707
4.375%, 11/15/2039	2,627,000	2,707,042
4.500%, 08/15/2039	2,344,000	2,462,665

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.375%, 02/15/2031	$3,806,000	$4,480,971

		13,891,262

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $236,344,627)		$241,439,336

FOREIGN GOVERNMENT OBLIGATIONS - 2.49%
Brazil - 0.15%
Brazilian Government International
Bond
5.625%, 01/07/2041	695,000	670,675
Canada - 0.74%
Province of Ontario
4.000%, 10/07/2019	590,000	593,752
4.100%, 06/16/2014	2,630,000	2,812,172

		3,405,924
France - 0.40%
Societe Financement de l'Economie
Francaise
2.875%, 09/22/2014	1,825,000	1,863,566
Korea - 0.51%
Republic of Korea
7.125%, 04/16/2019	1,985,000	2,352,741
Qatar - 0.26%
Government of Qatar
4.000%, 01/20/2015	335,000	338,769
5.250%, 01/20/2020	535,000	540,083
6.400%, 01/20/2040	335,000	338,350

		1,217,202
Sweden - 0.43%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,925,000	1,977,770

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$10,950,242)		$11,487,878

CORPORATE BONDS - 24.29%
Agriculture - 0.35%
Altria Group, Inc.
9.700%, 11/10/2018	1,305,000	1,614,687
Banks - 3.52%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,000,000	2,049,810
Bank of America Corp.
5.750%, 12/01/2017	630,000	642,512
6.000%, 09/01/2017	590,000	610,641
7.375%, 05/15/2014	1,920,000	2,155,252
Barclays Bank PLC
5.000%, 09/22/2016	925,000	959,416
Commonwealth Bank of Australia
3.750%, 10/15/2014 (S)	805,000	824,565
5.000%, 10/15/2019 (S)	805,000	826,984
Morgan Stanley
5.625%, 09/23/2019	810,000	820,394
5.950%, 12/28/2017	1,120,000	1,177,287

Core Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
NIBC Bank NV
2.800%, 12/02/2014 (S)	$1,375,000	$1,376,821
Nordea Bank AB
2.500%, 11/13/2012 (S)	790,000	797,099
3.700%, 11/13/2014 (S)	920,000	935,976
US Bank NA, MTN
5.920%, 05/25/2012	962,788	1,025,398
Westpac Banking Corp.
2.250%, 11/19/2012	1,435,000	1,445,961
4.875%, 11/19/2019	595,000	604,095

		16,252,211
Beverages - 0.38%
Anheuser-Busch InBev
Worldwide, Inc.
7.750%, 01/15/2019	1,460,000	1,750,977
Biotechnology - 0.20%
Amgen, Inc.
6.400%, 02/01/2039	795,000	914,895
Chemicals - 0.58%
The Dow Chemical Company
4.850%, 08/15/2012	950,000	1,004,185
8.550%, 05/15/2019	1,420,000	1,678,233

		2,682,418
Commercial Services - 0.55%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,870,000	1,905,833
5.750%, 09/11/2019 (S)	605,000	623,593

		2,529,426
Computers - 0.37%
Dell, Inc.
5.875%, 06/15/2019	340,000	373,147
Hewlett-Packard Company
4.750%, 06/02/2014	1,224,000	1,334,468

		1,707,615
Diversified Financial Services - 5.27%
American Express Company
7.250%, 05/20/2014	685,000	782,682
8.150%, 03/19/2038	585,000	738,448
Bear Stearns Companies, Inc.
6.950%, 08/10/2012	460,000	516,921
BP Capital Markets PLC
3.875%, 03/10/2015	2,765,000	2,913,738
Capital One Bank USA NA
8.800%, 07/15/2019	795,000	941,513
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,759,165
Credit Suisse New York
5.000%, 05/15/2013	865,000	934,143
6.000%, 02/15/2018	760,000	812,933
Goldman Sachs Capital II
5.793%, 12/29/1949 (P)	1,790,000	1,315,650
Goldman Sachs Group, Inc.
5.125%, 01/15/2015	580,000	615,680
5.450%, 11/01/2012	1,250,000	1,359,778
6.750%, 10/01/2037	1,225,000	1,260,815

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
HSBC Holdings PLC
6.800%, 06/01/2038	$435,000	$479,689
JPMorgan Chase & Company
4.650%, 06/01/2014	780,000	833,228
5.250%, 11/02/2012	580,000	622,233
5.375%, 10/01/2012	995,000	1,090,923
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,435,000	1,537,515
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	865,000	853,197
Lazard Group LLC
6.850%, 06/15/2017	1,250,000	1,282,011
7.125%, 05/15/2015	1,255,000	1,310,143
Morgan Stanley
6.000%, 05/13/2014	1,293,000	1,408,986
7.250%, 04/01/2032	555,000	636,670
Private Export Funding Corp,
Note
3.050%, 10/15/2014	345,000	354,647

		24,360,708
Electric - 2.06%
Dominion Resources, Inc.
8.875%, 01/15/2019	1,780,000	2,279,767
DPL, Inc.
6.875%, 09/01/2011	990,000	1,069,323
Duke Energy Corp., Sr Note
6.300%, 02/01/2014	780,000	870,051
Enel Finance International SA
5.125%, 10/07/2019 (S)	530,000	547,514
6.000%, 10/07/2039 (S)	605,000	620,279
Exelon Generation Company LLC
5.200%, 10/01/2019	235,000	243,193
6.250%, 10/01/2039	480,000	501,320
FirstEnergy Solutions Corp.
4.800%, 02/15/2015 (S)	285,000	296,190
6.050%, 08/15/2021 (S)	880,000	921,193
6.800%, 08/15/2039 (S)	360,000	374,083
Nevada Power Company
8.250%, 06/01/2011	1,425,000	1,549,582
Progress Energy, Inc.
6.850%, 04/15/2012	215,000	236,338

		9,508,833
Healthcare Products - 0.48%
CareFusion Corp.
4.125%, 08/01/2012 (S)	520,000	542,182
5.125%, 08/01/2014 (S)	960,000	1,026,077
6.375%, 08/01/2019 (S)	610,000	676,055

		2,244,314
Healthcare Services - 0.39%
Coventry Health Care, Inc.
5.950%, 03/15/2017	870,000	808,028
UnitedHealth Group, Inc.
6.875%, 02/15/2038	920,000	984,161

		1,792,189

Core Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 0.10%
Liberty Mutual Group, Inc. (S)
7.500%, 08/15/2036	$548,000	$493,048
Media - 0.89%
British Sky Broadcasting Group
PLC (S)
9.500%, 11/15/2018	960,000	1,264,448
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	939,000	1,099,288
Grupo Televisa SA, Sr Bon
6.625%, 01/15/2040 (S)	800,000	800,966
News America, Inc.
6.900%, 08/15/2039 (S)	400,000	435,851
Thomson Reuters Corp.
5.950%, 07/15/2013	445,000	499,958

		4,100,511
Mining - 0.54%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	760,000	834,168
9.000%, 05/01/2019	640,000	815,784
Vale Overseas, Ltd., Gtd Note
6.875%, 11/10/2039	805,000	832,081

		2,482,033
Oil & Gas - 2.87%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	1,235,000	1,546,833
Cenovus Energy, Inc.
5.700%, 10/15/2019	715,000	758,076
Husky Energy, Inc.
5.900%, 06/15/2014	440,000	483,597
7.250%, 12/15/2019	765,000	894,150
Petrobras International Finance Company
6.875%, 01/20/2040	620,000	638,399
7.875%, 03/15/2019	1,185,000	1,384,413
Ras Laffan Liquefied Natural Gas Co., Ltd.
III
4.500%, 09/30/2012 (S)	845,000	874,574
5.500%, 09/30/2014 (S)	945,000	992,366
Shell International Finance BV
4.000%, 03/21/2014	1,390,000	1,479,958
StatoilHydro ASA
2.900%, 10/15/2014	980,000	1,001,186
Suncor Energy, Inc.
6.500%, 06/15/2038	895,000	950,657
Total Capital SA
3.125%, 10/02/2015	1,750,000	1,784,521
Valero Energy Corp.
9.375%, 03/15/2019	395,000	476,935

		13,265,665
Pharmaceuticals - 0.44%
Pfizer, Inc.
5.350%, 03/15/2015	1,390,000	1,555,207
Schering-Plough Corp.
6.550%, 09/15/2037	395,000	466,339

		2,021,546

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines - 0.82%
Energy Transfer Partners LP
8.500%, 04/15/2014	$580,000	$678,260
9.000%, 04/15/2019	835,000	1,017,787
Kinder Morgan, Inc.
6.500%, 09/01/2012	2,030,000	2,085,825

		3,781,872
Real Estate - 1.37%
HCP, Inc.
5.650%, 12/15/2013	915,000	931,397
6.000%, 01/30/2017	165,000	162,533
6.300%, 09/15/2016	270,000	271,847
6.700%, 01/30/2018	310,000	313,712
Mack-Cali Realty Corp.
7.750%, 08/15/2019	270,000	287,959
WEA Finance LLC
5.400%, 10/01/2012 (S)	716,000	750,260
6.750%, 09/02/2019 (S)	845,000	887,911
7.125%, 04/15/2018 (S)	1,660,000	1,786,816
7.500%, 06/02/2014 (S)	840,000	934,135

		6,326,570
Telecommunications - 3.11%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	1,273,000	1,284,680
British Telecommunications PLC
9.625%, 12/15/2030	665,000	851,296
Cisco Systems, Inc.
4.450%, 01/15/2020	1,445,000	1,470,288
5.500%, 01/15/2040	965,000	959,425
5.900%, 02/15/2039	230,000	240,865
France Telecom SA
7.750%, 03/01/2011	525,000	566,739
Qwest Corp.
7.500%, 10/01/2014	1,125,000	1,150,313
Rogers Cable, Inc.
5.500%, 03/15/2014	310,000	336,295
Rogers Wireless, Inc.
6.375%, 03/01/2014	1,745,000	1,959,024
Telefonica Emisiones SAU
5.984%, 06/20/2011	640,000	682,327
Verizon Wireless Capital LLC
3.750%, 05/20/2011	1,250,000	1,294,871
5.550%, 02/01/2014	310,000	341,638
7.375%, 11/15/2013	2,025,000	2,358,724
8.500%, 11/15/2018	680,000	868,651

		14,365,136

TOTAL CORPORATE BONDS (Cost $105,389,673)		$112,194,654

MUNICIPAL BONDS - 0.40%
California - 0.26%
State of California, General
Obligation
7.300%, 10/01/2039	1,200,000	1,199,976
Texas - 0.14%
North Texas Tollway Authority
6.718%, 01/01/2049	610,000	670,067

Core Bond Fund (continued)

	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

TOTAL MUNICIPAL BONDS (Cost $1,827,864)		$1,870,043

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.88%
American Tower Trust, Series
2007-1A, Class AFX
5.420%, 04/15/2037 (S)	484,000	488,840
Asset Securitization Corp., Series
1996-D3, Class A2
7.775%, 10/13/2026 (P)	579,000	615,506
Banc of America Commercial Mortgage,
Inc.
Series 2004-2, Class A5,
4.580%, 11/10/2038	78,000	77,935
Series 2006-6, Class A2,
5.309%, 10/10/2045	527,000	533,287
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	663,000	657,849
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	146,626
Bear Stearns Commercial Mortgage
Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	347,000	356,114
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	730,000	751,139
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039	109,646	110,218
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	246,000	253,532
Series 2004-T16, Class A6,
4.750%, 02/13/2046	456,000	449,856
Series 2004-PWR6, Class A6,
4.825%, 11/11/2041	88,000	88,086
Series 2004-PWR4, Class A2,
5.286%, 06/11/2041	423,959	436,757
Series 2005-PW10, Class A4,
5.405%, 12/11/2040	4,272,000	4,290,753
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041	208,000	216,022
Series 2007-T28, Class A2,
5.588%, 09/11/2042	1,100,000	1,089,144
Series 2001-TOP4, Class A3,
5.610%, 11/15/2033	532,000	553,633
Series 2002-TOP6, Class A2,
6.460%, 10/15/2036	1,274,000	1,347,244
Commercial Mortgage Asset Trust
6.975%, 01/17/2032	1,743,000	1,868,984
Commercial Mortgage Pass Through
Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	937,000	935,158
Series 2004-LB3A, Class A5,
5.476%, 07/10/2037 (P)	500,000	505,838
Series 2001-J2A, Class A2,
6.096%, 07/16/2034 (S)	868,000	903,269
CS First Boston Mortgage Securities Corp.
4.485%, 11/15/2036	15,058	15,365

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	$131,000	$133,097
Series 2003-CK2, Class A4,
4.801%, 03/15/2036	180,000	184,497
Series 2005-C1, Class A3,
4.813%, 02/15/2038	95,000	95,495
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	616,000	633,679
Series 2005-C5, Class A4,
5.100%, 08/15/2038	336,000	330,324
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	1,017,000	1,060,500
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	171,890	177,929
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	138,000	145,694
Series 2001-CK1, Class A3,
6.380%, 12/18/2035	164,545	168,653
Series 2001-CF2, Class A4,
6.505%, 02/15/2034	347,988	358,310
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.180%, 11/10/2033	360,124	368,484
Federal Home Loan Mortgage Corp.
Series 3465, Class HA,
4.000%, 07/15/2017	455,302	477,204
Series 2003-2676, Class CY,
4.000%, 09/15/2018	282,000	294,435
Series 2004-2765, Class CT,
4.000%, 03/15/2019	193,000	202,947
Series 2004-2875, Class HB,
4.000%, 10/15/2019	202,000	210,208
Series 2004-2790, Class TN,
4.000%, 05/15/2024	408,000	418,156
Series KOO4, Class A2,
4.186%, 08/25/2019	1,260,000	1,287,944
Series 2007-3372, Class BD,
4.500%, 10/15/2022	339,000	365,605
Series 2005-3008, Class JM,
4.500%, 07/15/2025	302,000	320,979
Series 2003-2690, Class TV,
4.500%, 11/15/2025	217,000	230,791
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	685,221
Series 2003-2590, Class NU,
5.000%, 06/15/2017	381,000	396,521
Series 2590, Class BY,
5.000%, 03/15/2018	73,000	79,260
Series 3289, Class PC,
5.000%, 12/15/2032	926,000	976,045
Series 2934, Class CI,
5.000%, 01/15/2034	155,000	166,311
Series 2005-3028, Class PG,
5.500%, 09/15/2035	127,903	138,203
Series 2005-3035, Class PA,
5.500%, 09/15/2035	224,028	243,934
Federal National Mortgage Association
Series 2003-108, Class BE,
4.000%, 11/25/2018	333,000	349,703
Series 2003-125, Class AY,

Core Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
4.000%, 12/25/2018	$82,000	$86,140
Series 2004-3, Class HT,
4.000%, 02/25/2019	111,000	116,437
Series 2004-80, Class LE,
4.000%, 11/25/2019	1,528,000	1,587,570
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,163,068
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,731,000	1,785,180
Series 2002-94, Class HQ,
4.500%, 01/25/2018	280,000	298,742
Series 2004-81, Class KE,
4.500%, 11/25/2019	150,000	158,508
Series 2007-113, Class DB,
4.500%, 12/25/2022	340,000	360,392
Series 2003-3, Class HJ,
5.000%, 02/25/2018	324,000	351,939
Series 2008-66, Class B,
5.000%, 08/25/2023	83,000	89,899
Series 2004-60, Class PA,
5.500%, 04/25/2034	218,154	233,947
Series 2005-58, Class MA,
5.500%, 07/25/2035	182,082	198,655
Series 2007-77, Class MH,
6.000%, 12/25/2036	7,307,098	7,787,173
Series 2001-81, Class HE,
6.500%, 01/25/2032	5,684,741	6,290,822
First Horizon Alternative
Mortgage Securities, Series
2006-FA6, Class 2A10
6.000%, 11/25/2036	158,399	126,733
First Union National Bank Commercial
Mortgage
Series 2001-C4, Class B,
6.417%, 12/12/2033	188,000	192,492
Series 2000-C2, Class A2,
7.202%, 10/15/2032	197,279	202,044
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4,
5.513%, 11/10/2045 (P)	2,181,000	2,175,383
Series 2001-3, Class A1,
5.560%, 06/10/2038	167,234	171,592
Series 2001-2, Class A3,
6.030%, 08/11/2033	75,260	76,231
Series 2002-1A, Class A3,
6.269%, 12/10/2035	252,000	268,366
GMAC Commercial Mortgage Securities,
Inc.
Series 2002-C3, Class A2,
4.930%, 07/10/2039	197,000	204,057
Series 2003-C3, Class A4,
5.023%, 04/10/2040	428,000	434,368
Series 2003-C2, Class A2,
5.670%, 05/10/2040	193,000	202,999
Series 2000-C2, Class A2,
7.455%, 08/16/2033	25,854	26,270
Government National Mortgage
Association, Series 2006-
37, Class JG
5.000%, 07/20/2036	254,000	271,824

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Greenwich Capital Commercial Funding
Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042	$365,000	$351,087
5.135%, 06/10/2036	322,000	314,420
Series 2005-GG5, Class AAB,
5.190%, 04/10/2037	642,000	656,023
Series 2005-GG5, Class A5,
5.224%, 04/10/2037	2,526,000	2,356,679
Series 2006-GG7, Class A4,
6.116%, 07/10/2038	1,192,000	1,082,312
GS Mortgage Securities Corp II,
Series 2001-GL3A, Class A2
6.449%, 08/05/2018 (P)	1,389,000	1,454,045
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	346,000	344,328
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	149,000	155,176
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,133,000	2,063,605
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,000,000	1,036,488
Series 2006-CB14, Class A4,
5.481%, 12/12/2044	581,000	556,541
Series 2004-CB9, Class A4,
5.557%, 06/12/2041 (P)	160,000	162,486
Series 2007-CB19, Class A2,
5.815%, 02/12/2049 (P)	189,000	191,476
Series 2006-LDP7, Class A2,
6.051%, 04/15/2045 (P)	398,000	407,740
Series 2002-CIB4, Class A3,
6.162%, 05/12/2034	1,526,000	1,612,015
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	344,315	353,456
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	876,000	918,594
JPMorgan Commercial Mortgage
Finance Corp., Series 2000-
C10, Class A2
7.371%, 08/15/2032	119,731	119,836
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4,
4.166%, 05/15/2032	248,000	249,701
4.563%, 09/15/2026	279,961	288,348
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	229,234
Series 2002-C4, Class A5,
4.853%, 09/15/2031	516,000	537,797
Series 2007-C1, Class A3,
5.398%, 02/15/2040	451,000	440,976
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	114,000	111,707
Series 2002-C2, Class A4,
5.594%, 06/15/2031	842,000	890,263
Series 2000-C5, Class A2,
6.510%, 12/15/2026	269,477	277,961
Series 2001-C2, Class A2,
6.653%, 11/15/2027	242,000	252,779

Core Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2000-C4, Class A2,
7.370%, 08/15/2026	$102,271	$104,074
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	335,407
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	932,000	964,576
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2006-1, Class A2
5.439%, 02/12/2039	660,000	665,797
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	58,000	58,584
Series 2005-T17, Class A5,
4.780%, 12/13/2041	175,000	176,338
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	134,000	133,235
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	1,843,000	1,841,673
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	1,292,000	1,266,924
Series 2003-IQ5, Class A4,
5.010%, 04/15/2038	292,574	302,526
Series 2005-HQ5, Class AAB,
5.037%, 01/14/2042	748,000	772,165
Series 2003-T11, Class A4,
5.150%, 06/13/2041	612,000	631,075
Series 2005-HQ5, Class A4,
5.168%, 01/14/2042	169,000	171,286
Series 2005-HQ7, Class AAB,
5.355%, 11/14/2042 (P)	494,000	516,244
Series 2006-HQ8, Class A2,
5.374%, 03/12/2044	562,000	566,537
Series 2007-HQ11, Class A31,
5.439%, 02/12/2044 (P)	210,000	203,904
Series 2004-IQ7, Class A4,
5.537%, 06/15/2038	1,207,000	1,216,697
Series 2006-HQ8, Class A4,
5.558%, 03/12/2044	772,000	736,726
Morgan Stanley Dean Witter Capital I
4.740%, 11/13/2036	366,000	376,074
Series 2003-HQ2, Class A2,
4.920%, 03/12/2035	1,018,000	1,043,028
Series 2002-IQ2, Class A4,
5.740%, 12/15/2035	145,728	153,571
Series 2001-TOP5, Class A4,
6.390%, 10/15/2035	1,987,404	2,094,663
Series 2002-HQ, Class A3,
6.510%, 04/15/2034	178,911	190,105
Morgan Stanley Mortgage Loan
Trust, Series 2007-
6XS, Class 2A1S
0.346%, 02/25/2047 (P)	93,527	70,989
Nomura Asset Securities Corp.
6.690%, 03/15/2030	1,357,372	1,455,719
Salomon Brothers Mortgage
Securities VII, Series 2002-
KEY2, Class A2
4.467%, 03/18/2036	273,522	282,026

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage
Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	$197,000	$197,003
Series 2005-C18, Class A4,
4.935%, 04/15/2042	105,000	104,079
Series 2003-C6, Class A3,
4.957%, 08/15/2035	367,000	366,002
Series 2004-C11, Class A4,
5.030%, 01/15/2041	379,000	366,799
Series 2002-C1, Class A4,

6.287%, 04/15/2034	347,000	368,939

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $83,991,950)		$87,199,953

ASSET BACKED SECURITIES - 5.66%
BA Credit Card Trust
Series 2006-A9, Class A9,
0.249%, 02/15/2013 (P)	779,000	773,431
Series 2006-A12, Class A12,
0.259%, 03/15/2014 (P)	2,216,000	2,171,488
Series 2006-A11, Class A11,
0.269%, 04/15/2016 (P)	2,289,000	2,171,862
Bank of America Auto Trust
Series 2009-3a, Class A4,
2.670%, 12/15/2016 (S)	713,000	713,000
3.030%, 10/15/2016 (S)	454,000	465,719
Bank of America Credit Card
Trust, Series 2007-A4, Class A4
0.273%, 11/15/2019	1,143,000	1,027,405
Capital One Multi-Asset
Execution Trust, Series 2008-
A3, Class A3
5.050%, 02/15/2016	1,962,000	2,089,384
Chase Issuance Trust, Series
2005-A6, Class A6
0.309%, 07/15/2014	218,000	214,544
Citigroup Mortgage Loan Trust,
Inc., Series 2007-AHL1, Class
A2A
0.276%, 12/25/2036	111,401	93,945
Daimler Chrysler Auto Trust,
Series 2008-B, Class A2B
1.172%, 07/08/2011 (P)	219,862	220,139
Discover Card Master Trust I
Series 2006-3, Class A1,
0.269%, 03/15/2014 (P)	796,000	783,141
Series 2005-4, Class A2,
0.329%, 06/16/2015 (P)	918,000	891,423
Series 2009-a1, Class A1,
1.539%, 12/15/2014 (P)	572,000	573,447
Dominos Pizza Master Issuer
LLC, Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	480,000	411,831
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	134,000	133,974
HDMOT 2009-3 A,
2.540%, 04/15/2017	394,000	397,975

Core Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Series 2009-2, Class A4,
3.320%, 02/15/2017	$443,000	$455,071
Series 2008-1, Class A3A,
4.250%, 02/15/2013	361,000	369,524
Series 2009-1, Class A4,
4.550%, 01/15/2017	730,000	769,615
Hyundai Auto Receivables Trust
3.150%, 03/15/2016	304,000	313,038
MBNA Master Credit Card Trust,
Series 1997-B, Class A,Class A
0.399%, 08/15/2014 (P)	1,704,000	1,659,392
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.276%, 01/25/2037 (P)	53,781	50,578
Morgan Stanley Home Equity
Loans, Series 2007-1, Class A1
0.286%, 12/25/2036 (P)	48,996	47,478
Nissan Auto Receivables Owner
Trust, Series 2009-A, Class A4
4.740%, 08/17/2015	237,000	255,236
Nordstrom Private Label Credit
Card Master Trust, Series 2007-
2A, Class A
0.299%, 05/15/2015 (S)	660,000	619,935
Salomon Brothers Mortgage
Securities VII, Series 2000-
C3, Class A2
6.592%, 12/18/2033	857,890	874,765
SLC Student Loan Trust, Series
2008-1, Class A4A
1.899%, 12/15/2032 (P)	2,550,000	2,671,324
SLM Student Loan Trust
Series 2002-5, Class A4L,
0.449%, 09/17/2018 (P)	203,839	202,773
Series 2003-6, Class A4,
0.499%, 12/17/2018 (P)	124,792	124,087
Series 2003-3, Class A4,
0.519%, 12/15/2017 (P)	183,670	182,432
Series 2008-6, Class A4,
1.382%, 07/25/2023 (P)	1,026,000	1,040,491
Series 2008-4, Class A4,
1.932%, 07/25/2022 (P)	577,000	601,068
Series 2008-5, Class A4,
1.982%, 07/25/2023 (P)	511,000	537,930
Swift Master Auto Receivables
Trust, Series 2007-1, Class
A,Class A
0.339%, 06/15/2012 (P)	164,000	161,909
Target Credit Card Master Trust,
Series 2005-1, Class A,Class A
0.296%, 10/27/2014	1,733,000	1,702,770
Triad Auto Receivables Owner Trust
Series 2006-C, Class A3,
5.260%, 11/14/2011	42,768	42,949
Series 2006-B, Class A3,
5.410%, 08/12/2011	88,468	88,838

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables
Trust, Series 2009-A, Class
A4,Class A4
5.120%, 05/15/2014	$245,000	$264,232

TOTAL ASSET BACKED SECURITIES (Cost
$26,004,523)		$26,168,143

SUPRANATIONAL OBLIGATIONS - 0.36%
Korea - 0.36%
Export-Import Bank of Korea
5.500%, 10/17/2012	565,000	604,912
Export-Import Bank of Korea
5.875%, 01/14/2015	960,000	1,042,178

		1,647,090

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
$1,535,636)		$1,647,090

SHORT-TERM INVESTMENTS - 2.96%
Bank of America Corp., 0.130%,
12/01/2009	6,829,000	6,829,000
UBS Finance Delaware LLC, 0.110%,
12/01/2009	6,829,000	6,829,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$13,658,000)		$13,658,000

REPURCHASE AGREEMENT - 1.83%
Repurchase Agreement - 1.83%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
8,432,012 on 12/01/2009,
collateralized by 8,270,000
Federal National Mortgage
Association, 4.25% due
08/15/2010 (valued at
8,703,314, including interest).	8,432,000	8,432,000

TOTAL REPURCHASE AGREEMENT (Cost $8,432,000)		$8,432,000

Total Investments (Cost $488,134,515) - 110.53%		$504,097,097

Other assets and liabilities, net - (10.53%)		(42,216,441)

TOTAL NET ASSETS - 100.00%		$461,880,656

Schedule of Securities Sold Short
Federal National Mortgage Association - 1.73%
5.500%, TBA	1,000,000	1,067,812
5.500%, TBA	5,000,000	5,317,188
5.500%, TBA	7,500,000	8,030,273

		$14,415,273

TOTAL SECURITIES SOLD SHORT (Cost $14,280,352)		14,415,273

Securities Sold Short (Cost $14,280,352) - 1.73%		$14,415,273

Emerging Markets Value Fund

	Shares	Value

COMMON STOCKS - 95.82%
Bermuda - 0.08%
Central European Media Enterprises, Ltd.
(I)	37,750	$957,190
Clear Media, Ltd. (I)	13,000	6,072

		963,262
Brazil - 8.74%
Acucar Guarani SA (I)	72,600	210,501
Banco ABC Brasil SA	101,700	672,014
Banco Alfa de Investimento SA (I)	10,300	48,640
Bematech SA	83,600	403,356
BM&F BOVESPA SA	1,774,100	11,925,024
BR Malls Participacoes SA (I)	180,900	2,473,142
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	189,500	118,741
Braskem SA (I)(L)	164,396	2,170,027
Brookfield Incorporacoes SA	242,200	1,038,887
Camargo Correa Desenvolvimento
Imobiliario SA	69,100	224,363
Cia Providencia Industria e Comercio SA	30,900	124,445
Construtora Tenda SA (I)	20,300	66,375
Cosan SA Industria e Comercio (I)	312,500	3,667,046
CR2 Empreendimentos Imobiliarios SA	7,600	30,781
Cremer SA	77,000	628,983
Duratex SA	400,946	3,533,256
Empresa Brasileira de Aeronautica SA,
ADR (I)(L)	28,000	569,240
Eternit SA	46,300	209,675
Eternit Saeternit SA-RCT (I)	8,900	40,305
Even Construtora e Incorporadora SA	223,200	991,717
Ez Tec Empreendimentos e Participacoes
SA	79,800	367,748
Fertilizantes Heringer SA (I)	15,900	94,195
Fibria Celulose SA, ADR (I)(L)	155,200	2,719,104
Gafisa SA	256,600	4,244,753
Gerdau SA	234,900	2,743,065
Gerdau SA, SADR (L)	1,530,852	24,646,717
Grendene SA	240,600	1,232,124
Guararapes Confeccoes SA	15,200	496,132
Helbor Empreendimentos SA	39,800	272,059
IdeiasNet SA (I)	161,600	489,725
Iguatemi Empresa de Shopping Centers SA	73,200	1,204,224
Industrias Romi SA (I)	138,700	1,011,313
Inpar SA (I)	44,900	91,821
JHSF Participacoes SA	335,500	676,542
Kepler Weber SA (I)	670,300	145,095
Kroton Educacional SA	31,913	325,402
Log-in Logistica Intermodal SA	71,500	341,310
Magnesita Refratarios SA (I)	87,300	674,828
Marfrig Frigorificos e Comercio de
Alimentos SA (I)	265,065	3,095,319
Medial Saude SA (I)	84,300	797,140
Metalfrio Solutions SA	16,800	108,044
MPX Energia SA	68,000	890,527
Multiplan Empreendimentos Imobiliarios
SA	41,400	801,587
Obrascon Huarte Lain Brasil SA	53,600	1,042,689
Paranapanema SA (I)	361,900	1,494,603
Plascar Participacoes Industriais SA (I)	118,100	153,385
Porto Seguro SA	128,100	1,400,307

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Brazil (continued)
Profarma Distribuidora de Produtos
Farmaceuticos SA	13,300	$132,659
Rodobens Negocios Imobiliarios SA	33,200	323,395
Rossi Residencial SA	242,100	2,027,269
Sao Carlos Empreendimentos e
Participacoes SA	79,700	771,803
Sao Martinho SA	109,400	1,053,181
Springs Global Participacoes SA (I)	13,600	36,411
Sul America SA	89,900	2,458,103
TRISUL SA (I)	19,600	63,640
Ultrapar Participacoes SA, ADR (L)	161,060	7,618,138
Usinas Siderurgicas de Minas Gerais SA,
SADR	183,250	5,156,679

		100,347,554
Chile - 3.80%
Administradora de Fondos de Pensiones
Provida SA	62,005	168,238
Almendral SA	744,630	71,118
Banco de Credito e Inversiones	26,618	837,246
Cementos Bio-Bio SA	2,795	6,179
Centros Comerciales Sudamericanos SA	1,541,995	4,695,871
Cia General de Electricidad	397,095	2,553,922
Cintac SA	78,352	37,794
Companhia Sudamericana de Vapores SA
(I)	1,025,846	736,061
CorpBanca SA	27,500,000	198,975
CorpBanca SA, SADR	11,885	435,585
Cristalerias de Chile SA	62,943	733,734
Empresas CMPC SA	208,733	7,761,151
Empresas Copec SA	829,116	11,831,421
Empresas Iansa SA (I)	2,980,288	194,074
Enersis SA, SADR	459,633	8,820,357
GASCO SA	229,623	1,130,693
Industrias Forestales SA	150,246	36,237
Inversiones Aguas Metropolitanas SA	878,087	1,041,245
Madeco SA	5,095,600	310,314
Masisa SA	6,326,453	940,671
Ripley Corp SA	755,256	588,813
Socovesa SA	954,921	347,384
Vina San Pedro Tarapaca SA	16,425,632	123,799

		43,600,882
China - 4.98%
Angang Steel Company, Ltd., Class H (L)	1,288,000	2,578,540
Anton Oilfield Services Group	702,000	74,223
Asia Cement China Holdings Corp.	223,000	127,090
Bank of China, Ltd.	26,748,000	15,030,201
Baoye Group Company, Ltd.	508,000	390,027
Beijing Capital International Airport
Company, Ltd., Class H (I)	3,036,000	2,105,720
Beijing Capital Land, Ltd.	1,438,000	760,004
Beijing Jingkelong Company, Ltd.	55,000	39,730
Beijing North Star Company (L)	1,284,000	461,764
Bosideng International Holdings, Ltd.	2,970,000	616,085
BYD Electronic International Company,
Ltd. (I)	608,500	502,038
Catic Shenzhen Holdings, Ltd. (I)	140,000	40,746

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
China (continued)
Central China Real Estate, Ltd.	496,000	$134,320
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	3,231,081
China Aoyuan Property Group, Ltd. (I)	1,555,000	274,600
China BlueChemical, Ltd.	886,000	474,230
China Communications
Construction Company, Ltd.	145,000	139,435
China Communications Services Corp.,
Ltd., Class H	2,194,000	1,123,070
China Construction Bank Corp.	282,000	250,431
China Huiyuan Juice Group, Ltd.	500,000	310,201
China Nickel Resources Holding
Company, Ltd. (I)	886,000	169,032
China Railway Construction Corp. - Hong
Kong Exchange	72,500	96,603
China Rare Earth Holdings, Ltd. - Hong
Kong Exchange (I)	1,272,000	272,150
China Resources Microelectronics Ltd (I)	1,775,000	55,855
China Shipping Container Lines Company,
Ltd. (I)(L)	4,286,850	1,579,770
China Shipping Development
Company, Ltd.	1,342,000	1,966,830
China Starch Holdings, Ltd.	500,000	64,154
Chongqing Iron & Steel Company, Ltd.	886,000	341,486
Chongqing Machinery & Electric
Company, Ltd. (I)	396,000	86,579
Country Garden Holdings Company	4,147,000	1,561,525
DaChan Food Asia, Ltd.	655,000	125,411
Dalian Port PDA Company, Ltd.	1,324,000	495,174
First Tractor Company	236,000	122,609
Fufeng Group, Ltd.	124,000	82,016
Great Wall Motor Company, Ltd.	632,000	748,161
Great Wall Technology Company, Ltd.	310,000	116,656
Greentown China Holdings, Ltd.	1,029,000	1,651,396
Guangshen Railway Company, Ltd.	110,000	43,758
Guangshen Railway Company, Ltd.	38,900	778,778
Guangzhou Pharmaceutical Company, Ltd.	376,000	251,151
Hainan Meilan International Airport
Company, Ltd.	235,000	289,125
Haitian International Holdings, Ltd.	71,000	32,008
Honghua Group, Ltd.	810,000	167,086
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	1,055,563
Intime Department Store Group Company,
Ltd.	990,000	829,512
Jingwei Textile Machinery Company, Ltd.	62,000	25,823
KWG Property Holding, Ltd.	1,486,487	1,116,764
Lingbao Gold Company, Ltd. (I)	446,000	174,245
Maanshan Iron & Steel Company, Ltd. (I)	2,258,000	1,527,388
NetDragon Websoft, Inc.	124,000	70,675
PICC Property & Casualty Company, Ltd.,
Class H (I)	576,000	464,042
Qingling Motors Company, Ltd.	1,170,000	331,703
Qunxing Paper Holdings Company, Ltd.	549,000	224,808
Regent Manner International, Ltd.	122,000	43,576
Scud Group, Ltd.	306,000	34,713
Semiconductor Manufacturing
International Corp., SADR (I)	209,323	640,528

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
China (continued)
Semiconductor Manufacturing
International Corp. (I)	14,639,000	$909,818
Shandong Chenming Paper Holdings, Ltd.	77,500	57,449
Shanghai Forte Land Company	1,195,405	383,639
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	308,000	92,902
Shanghai Prime Machinery Company, Ltd.	1,124,000	215,449
Shui On Land, Ltd.	4,656,250	2,730,584
Sichuan Xinhua Winshare Chainstore
Company, Ltd.	628,000	260,732
SinoCom Software Group, Ltd.	157,000	18,622
Sinotrans, Ltd., Class H	2,507,000	649,427
SPG Land Holdings, Ltd.	6,000	4,192
Tiangong International Company, Ltd.	49,000	16,107
Tianjin Capital Environmental Protection
Group Company, Ltd.	18,000	6,336
Travelsky Technology, Ltd.	994,000	933,446
Weiqiao Textile Company	695,500	473,536
Wuyi International Pharmaceutical
Company, Ltd.	525,000	52,137
Xiamen International Port Company, Ltd.	1,446,000	277,706
Xingda International Holdings, Ltd.	1,029,000	456,406
Xinjiang Xinxin Mining Industry
Company, Ltd.	1,190,000	670,514
Yanzhou Coal Mining Company, Ltd.	123,791	2,486,961
Zhejiang Glass Company, Ltd. (I)	172,000	49,236
Zhong An Real Estate, Ltd.	291,000	108,847

		57,154,235
Czech Republic - 0.54%
Komercni Banka AS	10,478	2,292,335
Pegas Nonwovens SA	30,079	739,870
Telefonica O2 Czech Republic AS	65,666	1,584,460
Unipetrol AS (I)	206,126	1,588,574

		6,205,239
Hong Kong - 7.24%
AMVIG Holdings, Ltd.	666,000	264,443
Asian Union New Media Group, Ltd. (I)	1,950,000	12,322
Beijing Development Hong Kong, Ltd. (I)	190,000	34,507
Beijing Enterprises Holdings, Ltd.	647,500	4,415,105
Brilliance China Automotive Holdings,
Ltd. (I)	3,630,000	1,146,307
China Aerospace International Holdings,
Ltd. (I)	2,697,400	493,662
China Agri-Industries Holdings, Ltd.	2,464,000	3,143,839
China Citic Bank	4,744,000	3,913,467
China Energine International Holdings,
Ltd. (I)	308,000	51,110
China Everbright, Ltd.	999,000	2,366,497
China Grand Forestry Resources Group,
Ltd. (I)	7,372,000	299,341
China Green Holdings, Ltd.	81,000	77,703
China Haidian Holdings, Ltd.	726,000	66,340
China Merchants Holdings International
Company, Ltd.	1,207,771	3,750,917
China Mining Resources Group, Ltd. (I)	6,340,000	216,614
China Oil and Gas Group, Ltd. (I)	3,180,000	368,947

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Pharmaceutical Group, Ltd.	1,286,000	$727,946
China Properties Group, Ltd. (I)	947,000	292,984
China Resources Enterprises, Ltd.	1,554,000	4,857,642
China Travel International Investment
Hong Kong, Ltd.	4,678,000	1,248,534
China Unicom Hong Kong, Ltd. (L)	313,800	4,220,610
China Zenith Chemical Group, Ltd. (I)	1,270,000	38,921
Citic Pacific, Ltd.	1,420,923	3,736,296
CITIC Resources Holdings, Ltd. (I)	4,270,000	1,254,942
Coastal Greenland, Ltd. (I)	814,000	65,051
Cosco International Holdings, Ltd.	1,105,040	454,430
COSCO Pacific, Ltd.	1,812,000	2,508,554
Denway Motors, Ltd.	6,208,000	3,793,011
Digital China Holdings, Ltd.	307,000	361,258
Dynasty Fine Wines Group, Ltd.	654,000	193,104
Fosun International	2,194,000	1,586,330
Franshion Properties China, Ltd.	4,046,000	1,402,805
FU JI Food & Catering Services Holdings,
Ltd. (I)	410,000	402,062
Global Bio-Chem Technology
Group Company, Ltd.	2,198,000	495,960
Goldbond Group Holdings Ltd	10,000	817
Goldlion Holdings, Ltd.	50,000	13,089
Guangzhou Investment Company, Ltd.	6,164,000	1,740,099
Harbin Power Equipment Company, Ltd.	1,056,000	962,296
Hidili Industry International Development,
Ltd. (I)	1,623,000	1,804,821
HKC Holdings, Ltd. (I)	4,216,749	337,098
Hopson Development Holdings, Ltd.	1,210,000	2,015,353
Hua Han Bio-Pharmaceutical Holdings Ltd	604,000	113,659
Ju Teng International Holdings, Ltd.	980,000	779,750
Kingboard Chemical Holdings, Ltd.	227,500	913,661
Kingboard Laminates Holdings, Ltd.	328,500	196,578
Kingway Brewery Holdings, Ltd. (I)	614,000	118,939
Lai Fung Holdings, Ltd.	1,692,000	58,084
MIN XIN Holdings, Ltd.	72,000	34,515
Minmetals Resources, Ltd. (I)	1,240,000	357,941
Minth Group, Ltd.	786,000	1,112,769
Nan Hai Corp., Ltd. (I)	22,650,000	306,717
Neo-China Land Group Holdings, Ltd. (I)	341,500	0
New World China Land, Ltd.	1,443,000	559,962
Qin Jia Yuan Media Services Company,
Ltd.	481,176	103,675
Shanghai Industrial Holdings, Ltd.	742,000	3,715,295
Shanghai Zendai Property, Ltd. (I)	1,780,000	83,785
Shenzhen International Holdings, Ltd.	13,565,000	1,014,269
Shenzhen Investment, Ltd.	2,730,000	1,207,042
Shimao Property Holdings, Ltd., GDR	2,075,500	3,921,102
Shougang Concord International
Enterprises Company, Ltd.	5,152,000	1,002,890
Sino Union Petroleum & Chemical
International, Ltd. (I)	3,390,000	298,575
Sino-Ocean Land Holdings, Ltd.	4,171,639	4,144,910
Sinofert Holdings, Ltd.	1,356,000	690,585
Sinolink Worldwide Holdings, Ltd.	2,614,000	495,383
Sinopec Kantons Holdings, Ltd.	620,000	204,737
Sinotruk Hong Kong, Ltd.	288,500	344,244

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Skyworth Digital Holdings, Ltd.	2,112,000	$1,851,760
Soho China, Ltd.	1,589,000	856,381
SRE Group, Ltd. (I)	3,164,000	346,612
TCL Communication Technology
Holdings, Ltd. (I)	275,600	92,044
TCL Multimedia Technology Holdings,
Ltd. (I)	675,200	643,055
Tian An China Investment, Ltd.	978,000	605,179
Tianjin Port Development Holdings, Ltd.
(I)	1,118,000	445,415
Tomson Group, Ltd.	376,000	172,973
TPV Technology, Ltd.	1,882,000	1,072,475
United Energy Group, Ltd. (I)	356,000	19,788
Xiwang Sugar Holdings Company, Ltd.	449,020	107,106
Yip's Chemical Holdings, Ltd.	18,000	14,834

		83,141,823
Hungary - 0.11%
Danubius Hotel and Spa PLC (I)	951	18,706
Egis Gyogyszergyar Nyrt.	10,381	1,072,551
Fotex Holding SE Company, Ltd.	65,740	140,990
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	11,794	44,136

		1,276,383
India - 13.30%
ABG Shipyard, Ltd.	4,049	16,630
ACC, Ltd.	39,341	674,521
Aditya Birla Nuvo, Ltd.	56,676	1,027,292
Ador Welding, Ltd.	5,167	18,065
Aftek, Ltd. (I)	28,741	10,104
Alembic, Ltd.	38,000	34,194
Allahabad Bank	273,562	787,444
Alok Industries, Ltd.	223,780	96,235
Ambuja Cements, Ltd.	684,511	1,356,310
Amtek Auto, Ltd.	98,948	401,325
Andhra Bank	215,172	531,283
Ansal Properties & Infrastructure, Ltd.	9,294	13,023
Apollo Hospitals Enterprise, Ltd.	37,049	420,708
Apollo Tyres, Ltd.	154,850	158,904
Arvind, Ltd. (I)	104,142	77,047
Ashapura Minechem, Ltd. (I)	5,400	6,802
Ashok Leyland, Ltd.	1,150,653	1,300,583
Aurobindo Pharma, Ltd.	69,793	1,285,065
Avaya Global Connect, Ltd.	5,668	20,724
Axis Bank, Ltd.	158,880	3,423,244
Bajaj Auto Finance, Ltd.	11,946	73,560
Bajaj Finserv, Ltd.	24,676	166,033
Bajaj Hindusthan, Ltd.	135,981	633,397
Bajaj Holdings and Investment, Ltd.	53,373	610,163
Balaji Telefilms, Ltd.	11,528	13,057
Ballarpur Industries, Ltd.	487,134	250,004
Balmer Lawrie & Company, Ltd.	1,500	17,153
Balrampur Chini Mills, Ltd.	348,925	990,416
Bank of Maharashtra	130,888	136,379
Bank of Rajasthan	47,965	74,697
Bata India, Ltd.	25,249	99,352
BEML, Ltd.	27,755	597,654

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
India (continued)
Bharat Forge, Ltd.	126,661	$724,132
Bhushan Steel, Ltd.	16,585	481,436
Biocon, Ltd.	107,645	603,046
Birla Corp., Ltd.	41,760	283,709
Bombay Rayon Fashions, Ltd.	46,150	185,755
Cairn India, Ltd. (I)	537,071	3,217,946
Century Textile & Industries, Ltd.	32,699	328,172
Chambal Fertilizers & Chemicals, Ltd.	224,870	267,444
Chi Investments, Ltd. (I)	6,513	5,677
Cholamandalam DBS Finance, Ltd. (I)	7,563	8,975
City Union Bank, Ltd.	58,500	31,826
Coromandel Fertilisers, Ltd.	12,000	56,958
Cranes Software International, Ltd.	3,000	2,120
Dalmia Cement Bharat, Ltd.	6,800	21,216
DCM Shriram Consolidated, Ltd.	26,804	29,160
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	68,551
DLF, Ltd.	264,611	2,006,271
Dr. Reddy's Laboratories, Ltd.	62,300	1,517,327
Edelweiss Capital, Ltd.	11,400	118,469
Eicher Motors, Ltd.	7,035	89,103
EID Parry India, Ltd.	40,945	297,421
Elder Pharmaceuticals, Ltd.	3,200	17,969
Electrosteel Castings, Ltd.	47,000	42,581
Escorts, Ltd. (I)	36,222	88,685
Essel Propack, Ltd.	6,500	5,731
Eveready Industries India, Ltd. (I)	21,000	31,590
FDC, Ltd.	31,000	39,933
Federal Bank, Ltd.	274,293	1,391,991
Financial Technologies India, Ltd.	37,632	1,050,288
Finolex Cables, Ltd.	27,100	31,547
Finolex Industries, Ltd.	62,340	64,948
Fortis Healthcare, Ltd. (I)	135,361	316,284
Gammon India, Ltd.	66,972	337,638
Geodesic, Ltd.	40,000	85,745
Gitanjali Gems, Ltd.	31,915	79,985
Godrej Industries, Ltd.	116,069	507,869
Graphite India, Ltd.	75,397	116,314
Grasim Industries, Ltd.	70,103	3,593,899
Great Eastern Shipping Company, Ltd.	121,552	712,034
Great Offshore, Ltd.	45,068	530,192
GTL, Ltd.	48,244	366,725
Gujarat Alkalies & Chemicals, Ltd.	35,989	89,191
Gujarat Ambuja Exports, Ltd.	15,000	6,889
Gujarat Flourochemicals, Ltd.	13,363	37,888
Gujarat Narmada Valley Fertilizers
Company, Ltd.	51,735	105,568
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	62,201
HCL Infosystems, Ltd.	148,100	481,203
HCL Technologies, Ltd.	351,250	2,589,554
HEG, Ltd.	13,300	87,657
Hexaware Technologies, Ltd.	38,931	73,641
Himatsingka Seide, Ltd. (I)	4,000	3,400
Hindalco Industries, Ltd.	151,306	451,017
Hinduja TMT, Ltd.	5,652	38,930
Hindustan Construction Company, Ltd.	237,251	709,486
Hindustan Motors, Ltd. (I)	62,438	31,295

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
India (continued)
Hotel Leela Venture, Ltd.	112,844	$97,075
Housing Development & Infrastructure,
Ltd. (I)	11,538	80,424
ICICI Bank, Ltd., SADR (L)	736,341	27,391,885
India Cements, Ltd.	437,401	1,050,820
India Glycols, Ltd.	14,305	36,004
India Infoline, Ltd.	155,315	442,491
Indiabulls Financial Services, Ltd.	304,539	838,729
Indiabulls Real Estate, Ltd. (I)	122,920	547,629
Indian Hotels Company, Ltd.	708,519	1,314,417
Indian Overseas Bank	261,467	656,100
IndusInd Bank, Ltd.	348,258	913,644
Industrial Development Bank of India, Ltd.	391,102	1,025,906
Infomedia India, Ltd. (I)	7,700	12,460
Infotech Enterprises, Ltd.	2,000	12,815
Infrastructure Development Finance
Company, Ltd.	1,272,514	4,542,492
Ingersoll-Rand India, Ltd.	6,375	42,889
Ipca Laboratories, Ltd.	4,298	86,491
IVRCL Infrastructures & Projects, Ltd.	172,406	1,387,895
Jammu & Kashmir Bank, Ltd.	22,831	304,550
JB Chemicals & Pharmaceuticals, Ltd.	21,800	23,389
JBF Industries, Ltd.	33,159	64,969
Jet Airways India, Ltd. (I)	32,379	316,474
Jindal Saw, Ltd.	42,642	854,813
Jindal Stainless, Ltd. (I)	44,557	104,968
JK Tyre & Industries, Ltd.	14,533	48,430
JSW Steel, Ltd.	125,202	2,690,812
Jubilant Organosys, Ltd.	29,000	190,665
Jyoti Structures, Ltd.	10,126	31,001
Kalpataru Power Transmission, Ltd.	5,788	112,683
Karnataka Bank, Ltd.	155,196	427,981
Karur Vysya Bank, Ltd.	21,841	175,500
Kesoram Industries, Ltd.	31,455	226,433
Kirloskar Oil Engines, Ltd.	57,456	182,059
Kotak Mahindra Bank, Ltd.	207,362	3,523,317
Lakshmi Machine Works, Ltd.	1,969	71,221
LIC Housing Finance, Ltd.	122,389	2,258,888
Madras Cements, Ltd.	90,107	224,426
Maharashtra Seamless, Ltd.	62,316	472,594
Mahindra & Mahindra Financial Services,
Ltd.	10,200	65,155
Mahindra & Mahindra, Ltd.	276,840	6,178,379
Mahindra Lifespace Developers, Ltd.	9,110	65,095
Mangalam Cement, Ltd.	14,461	39,011
Mastek, Ltd.	11,271	88,816
MAX India, Ltd. (I)	130,355	627,419
Mercator Lines, Ltd.	182,292	222,381
Monnet Ispat & Energy, Ltd.	19,233	164,515
Moser Baer India, Ltd.	335,661	567,348
MRF, Ltd.	680	86,820
Mukand, Ltd. (I)	28,732	34,938
Nagarjuna Construction Company, Ltd.	246,877	842,103
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	229,114	153,128
Nahar Spinning Mills, Ltd.	6,600	10,536
National Organic Chemical Industries, Ltd.	80,241	40,668
Navneet Publications India, Ltd.	116,462	95,388

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
India (continued)
NIIT Technologies, Ltd.	18,577	$64,646
NIIT, Ltd.	35,844	53,203
Nirma, Ltd.	20,100	78,576
OCL India, Ltd.	1,500	3,589
Oracle Financial Services Software, Ltd. (I)	38,652	1,778,240
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	234,915
Orient Paper & Industries, Ltd.	51,770	50,317
Oriental Bank of Commerce	124,848	739,582
Panacea Biotec, Ltd. (I)	26,548	101,907
Pantaloon Retail India, Ltd.	800	6,043
Patel Engineering Ltd	15,429	145,788
Patni Computer Systems, Ltd.	70,484	663,349
Patni Computer Systems, Ltd.	28,382	544,083
Petronet LNG, Ltd.	548,610	800,670
Polaris Software Lab, Ltd.	39,735	144,891
Prism Cement, Ltd.	45,201	41,857
PSL, Ltd.	6,900	22,897
PTC India, Ltd.	311,479	729,482
Punj Lloyd, Ltd.	224,909	963,076
Raymond, Ltd. (I)	33,679	136,401
REI Six Ten Retail, Ltd.	7,790	19,619
Reliance Capital, Ltd.	122,106	2,197,253
Reliance Communications, Ltd.	907,725	3,383,808
Reliance Industries, Ltd.	12,140	277,419
Reliance Industries, Ltd., GDR (S)	242,076	11,150,756
Reliance Power, Ltd. (I)	150,000	460,223
Rolta India, Ltd.	140,629	515,767
Ruchi Soya Industries, Ltd.	153,126	273,833
SEAMEC, Ltd. (I)	14,000	71,962
Sicagen India, Ltd. (I)	4,881	1,291
Sical Logistics, Ltd. (I)	4,881	6,350
SKF India, Ltd.	4,700	29,160
Sonata Software, Ltd.	23,000	17,713
South Indian Bank, Ltd.	161,441	484,147
SREI Infrastructure Finance, Ltd.	135,957	224,565
SRF, Ltd.	37,385	146,280
Sterlite Industries India, Ltd. (L)	518,042	9,511,251
Sterlite Optical Technologies, Ltd.	20,008	132,644
Strides Arcolab, Ltd. (I)	13,608	61,185
Suzlon Energy, Ltd. (I)	534,875	900,325
Syndicate Bank, Ltd.	230,001	449,778
Tanla Solutions, Ltd.	86,834	105,821
Tata Chemicals, Ltd.	121,519	737,233
Tata Investment Corp., Ltd.	6,928	67,157
Tata Motors, Ltd.	113,232	1,623,755
Tata Steel, Ltd.	254,815	3,185,120
Tata Tea, Ltd.	60,799	1,180,624
Teledata Marine Solutions Pte, Ltd. (I)	23,607	17,382
Teledata Technology Solutions (I)	23,607	2,436
Torrent Pharmaceuticals, Ltd.	11,441	92,437
Triveni Engineering & Industries, Ltd.	172,863	381,584
Tube Investments of India, Ltd.	59,975	76,553
TVS Motor Company, Ltd.	63,451	78,986
Unichem Laboratories, Ltd.	6,400	34,859
Union Bank of India, Ltd.	213,838	1,272,808
United Phosphorus, Ltd.	172,150	553,324
Usha Martin, Ltd.	106,610	169,052

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
India (continued)
Varun Shipping Company, Ltd.	62,246	$73,826
Videocon Industries, Ltd.	91,080	455,828
Vimta Labs, Ltd.	7,251	4,762
Welspun-Gujarat Stahl, Ltd.	120,815	724,564
Wockhardt, Ltd. (I)	60,840	230,161
Yes Bank, Ltd. (I)	213,967	1,167,864
Zee Entertainment Enterprises, Ltd.	147,094	802,748
Zensar Technologies, Ltd.	12,328	79,342
Zuari Industries, Ltd.	3,500	29,063

		152,679,119
Indonesia - 2.41%
Astra Graphia Tbk PT	606,500	18,006
Bakrie & Brothers Tbk PT (I)	80,136,261	757,621
Bakrieland Development Tbk PT (I)	45,156,000	983,350
Bank Bukopin Tbk PT	1,367,500	55,080
Bank Danamon Indonesia Tbk PT	3,583,500	1,681,262
Bank Negara Indonesia Persero Tbk PT	4,200,000	901,863
Bank Pan Indonesia Tbk PT (I)	7,621,500	597,842
Berlian Laju Tanker Tbk PT	5,958,333	417,174
Bhakti Investama Tbk PT (I)	4,262,825	89,201
Budi Acid Jaya Tbk PT	2,039,000	47,414
Bumi Resources Tbk PT	31,331,430	7,809,160
Central Proteinaprima Tbk PT (I)	30,464,500	213,169
Charoen Pokphand Indonesia Tbk PT (I)	2,636,000	564,779
Ciputra Development Tbk PT (I)	8,719,000	462,449
Ciputra Surya Tbk PT (I)	971,000	58,776
Davomas Abadi Tbk PT (I)	8,435,500	65,129
Energi Mega Persada Tbk PT (I)	15,800,638	343,526
Global Mediacom Tbk PT	15,311,000	357,619
Gudang Garam Tbk PT	1,476,000	2,693,052
Indah Kiat Pulp and Paper Corp Tbk PT (I)	6,340,000	1,168,251
Indofood Sukses Makmur Tbk PT	8,505,000	2,774,595
International Nickel Indonesia Tbk PT	2,914,000	1,066,599
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	195,350
Lippo Karawaci Tbk PT (I)	12,000,000	673,571
Matahari Putra Prima Tbk PT (I)	2,845,500	265,444
Medco Energi Internasional Tbk PT	4,015,500	1,068,050
Mitra Adiperkasa Tbk PT (I)	866,000	55,832
Panin Insurance Tbk PT (I)	1,443,000	36,716
Panin Life Tbk PT (I)	30,756,000	453,183
Polychem Indonesia Tbk PT (I)	1,930,000	24,885
Ramayana Lestari Sentosa Tbk PT	305,000	18,332
Sampoerna Agro Pt	45,500	11,819
Samudera Indonesia Tbk PT	74,500	29,406
Summarecon Agung Tbk PT	12,822,500	816,925
Suryainti Permata Tbk PT (I)	1,802,000	19,256
Timah Tbk PT	1,769,000	354,839
Trias Sentosa Tbk PT	1,000,000	20,123
Trimegah Securities Tbk PT	1,540,500	29,327
Truba Alam Manunggal Engineering PT (I)	19,436,000	260,035
Tunas Ridean Tbk PT	1,512,500	248,257

		27,707,267
Israel - 2.39%
Africa Israel Industries, Ltd.	575	22,501
Alvarion, Ltd. (I)	116,282	439,252
AudioCodes, Ltd. (I)	26,116	63,517

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Israel (continued)
Bank Hapoalim, Ltd. (I)	2,321,779	$9,069,724
Bank Leumi Le-Israel, Ltd. (I)	2,508,838	10,515,023
Baran Group, Ltd. (I)	3,200	15,665
Delta Galil Industries, Ltd. (I)	8,190	49,935
Discount Investment Corp.	25,268	577,604
Electra Israel, Ltd.	2,170	191,381
Electra Real Estate, Ltd. (I)	9,331	85,789
Elron Electronic Industries, Ltd. (I)	23,021	159,914
First International Bank of Israel, Ltd. (I)	98,744	311,231
First International Bank of Israel, Ltd. (I)	41,750	670,099
Formula Systems, Ltd.	5,626	57,981
Formula Systems, Ltd.	3,500	36,470
Greenstone, Ltd. (I)	59,724	27,022
Koor Industries, Ltd.	11,087	310,966
Mivtach Shamir Holdings, Ltd. (I)	6,654	208,742
Mizrahi Tefahot Bank, Ltd. (I)	290,497	2,569,582
Oil Refineries, Ltd. (I)	1,716,777	889,657
Orbotech, Ltd. (I)	45,156	441,626
RADVision, Ltd. (I)	2,054	12,634
Retalix, Ltd. (I)	43,124	532,874
The Phoenix Holdings, Ltd. (I)	33,750	87,122
Union Bank of Israel, Ltd. (I)	32,011	147,469

		27,493,780
Malaysia - 3.81%
Affin Holdings BHD	1,046,800	763,449
Al Aqar KPG, REIT	49,082	14,222
Alliance Financial Group BHD	1,817,500	1,422,062
AMDB BHD (I)	180,000	23,596
AMMB Holdings BHD	3,884,450	5,558,479
Ann Joo Resources BHD	374,700	312,280
Asas Dunia BHD (I)	94,000	17,308
Asia Pacific Land BHD (I)	282,100	23,283
Bandar Raya Developments BHD	1,190,700	512,180
Berjaya Assets BHD (I)	458,500	58,197
Berjaya Corp. BHD	3,188,500	1,173,399
Berjaya Land BHD	210,200	260,412
BIMB Holdings BHD	743,200	269,767
Boustead Holdings BHD	678,860	680,546
Cahya Mata Sarawak BHD	235,100	97,148
Dijaya Corp. BHD	16,900	5,126
DNP Holdings BHD	529,900	191,000
DRB-Hicom BHD	1,777,900	530,378
Eastern & Oriental BHD (I)	740,200	204,848
Eastern Pacific Industrial Corp. BHD	155,700	67,911
ECM Libra Financial Group BHD	1,207,400	226,409
Encorp BHD (I)	114,800	33,364
EON Capital BHD	633,500	1,087,399
Esso Malaysia BHD	89,000	66,475
General Corp. BHD	242,500	73,730
Globetronics Technology BHD	172,980	40,773
Glomac BHD	108,200	38,894
Goldis BHD (I)	268,500	101,306
Hap Seng Consolidated BHD	524,000	376,846
Hap Seng Plantations Holdings BHD	455,800	303,553
Hong Leong Credit BHD	534,400	1,091,652
Hong Leong Industries BHD	52,000	67,423
Hume Industries Malaysia BHD	138,900	142,354

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Malaysia (continued)
Hunza Properties BHD	102,400	$43,130
Hwang-DBS Malaysia BHD	69,400	33,160
IGB Corp. BHD (I)	1,989,800	1,186,771
IJM Corp. BHD	2,707,180	3,582,010
IJM Land BHD (I)	389,800	263,578
Insas BHD (I)	460,100	76,832
Integrated Logistics BHD	167,200	45,395
Jaks Resources BHD (I)	413,200	86,037
Jaya Tiasa Holdings BHD (I)	56,700	42,604
K&N Kenanga Holdings BHD (I)	154,200	28,604
Keck Seng BHD	178,900	205,964
Kian Joo Can Factory BHD	332,000	121,800
Kim Loong Resources BHD	37,800	22,298
Kinsteel BHD	605,400	158,736
KLCC Property Holdings BHD	1,299,200	1,268,655
KPJ Healthcare BHD	213,400	313,968
KSL Holdings BHD	155,066	52,954
KUB Malaysia BHD	592,900	82,294
Kulim Malaysia BHD	411,200	891,413
Kumpulan Hartanah Selangor BHD (I)	410,900	50,743
Landmarks BHD (I)	819,100	302,376
LBS Bina Group BHD (I)	210,000	26,343
Leader Universal Holdings BHD	490,700	113,774
Lion Corp. BHD (I)	812,793	75,651
Lion Diversified Holdings BHD	863,200	102,114
Lion Industries Corp. BHD	1,085,100	417,810
MAA Holdings BHD (I)	139,500	28,426
Malaysia Building Society BHD	482,500	141,400
MBM Resources BHD	5,000	3,534
MEASAT Global BHD (I)	186,100	98,834
Mega First Corp. BHD	193,700	70,183
Melewar Industrial Group BHD (I)	62,200	11,472
MK Land Holdings BHD (I)	656,100	69,781
MMC Corp. BHD	1,962,100	1,390,444
MNRB Holdings BHD (I)	18,000	16,665
MTD ACPI Engineering BHD	88,100	14,886
Muhibbah Engineering M BHD	859,000	260,631
Mulpha International BHD (I)	2,033,000	278,071
Naim Holdings BHD	228,400	185,447
NCB Holdings BHD	4,000	3,710
New Straits Times Press BHD	55,757	31,868
Nylex Malaysia BHD (I)	54,600	11,622
Oriental Holdings BHD	425,600	711,785
OSK Holdings BHD	1,036,500	440,608
OSK Property Holdings BHD	80,236	13,005
OSK Ventures International BHD (I)	157,045	31,078
Padiberas Nasional BHD	583,700	356,226
Panasonic Manufacturing Malaysia BHD	8,100	30,061
Pelikan International Corp.	276,800	115,454
PJ Development Holdings BHD	297,900	66,794
PPB Group BHD	1,088,600	5,072,694
Protasco BHD	141,500	40,865
Proton Holdings BHD (I)	656,100	784,414
Ranhill BHD	382,200	93,692
RHB Capital BHD	827,700	1,296,959
Scomi Group BHD	2,062,900	295,582
Selangor Dredging BHD	328,000	56,716

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Malaysia (continued)
Shangri-La Hotels BHD	24,100	$12,786
Shell Refining Company Federation
of Malaya BHD	150,600	473,992
SHL Consolidated BHD	185,100	54,562
Southern Steel BHD	96,200	53,368
Sunrise BHD	495,650	305,692
Sunway City BHD	519,300	456,363
Sunway Holdings, Inc. BHD	370,700	130,206
Supermax Corp BHD	345,800	388,140
Suria Capital Holdings BHD	286,100	125,379
Ta Ann Holdings BHD	246,100	337,008
TA Enterprise BHD	2,443,400	501,717
TA Global BHD (I)	1,466,040	214,270
Talam Corp. BHD (I)	1,080,000	29,197
TAN Chong Motor Holdings BHD	963,800	691,022
TDM BHD	150,700	68,491
Tebrau Teguh BHD (I)	548,034	104,431
Time.com BHD (I)	1,972,700	224,485
Titan Chemicals Corp. (I)	1,472,700	508,502
Tradewinds Corp. BHD	660,000	117,660
Tradewinds Malaysia BHD	82,400	66,546
Unico-desa Plantations Bhdunico-desa
Plantations BHD	107,500	25,203
Unisem (M) Berhad	688,400	307,481
United Malacca BHD	83,200	194,173
VS Industry BHD	166,897	59,035
WTK Holdings BHD	477,500	163,540
YNH Property BHD (I)	956,568	465,609
YTL Cement BHD	53,800	65,023
Zelan Berhad (I)	600,800	131,864

		43,729,435
Mexico - 5.99%
Alfa SA de CV	793,000	5,028,594
Alsea SAB de CV	483,850	383,525
Axtel SAB de CV (I)	1,028,937	972,343
Bolsa Mexicana de Valores SA de CV (I)	381,800	478,311
Carso Infraestructura y Construccion SA de
CV (I)	483,300	280,309
Cemex SA de CV, SADR (I)(L)	1,506,953	17,013,499
Coca-Cola Femsa SAB de CV	40,521	2,314,965
Consorcio ARA SA de CV (I)	1,364,000	979,918
Corp. GEO SA de CV (I)	842,752	2,303,169
Dine SA de CV (I)	103,700	48,116
Embotelladoras Arca SA de CV	916,541	2,725,967
Empresas ICA SA de CV (I)	201,733	1,954,793
Empresas ICA Sociedad
Controladora SA de CV (I)	25,600	61,767
GMD Resorts SAB de CV (I)	69,300	14,470
Grupo Aeroportuario del Centro Norte Sab
de CV	292,200	442,890
Grupo Aeroportuario del Pacifico SA de
CV	128,400	3,631,152
Grupo Aeroportuario del Sureste SA de CV	27,200	132,432
Grupo Aeroportuario del Sureste SA de CV
(L)	39,550	1,926,481
Grupo Carso SA de CV	1,218,100	3,673,728

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Cementos de Chihuahua SA de CV
(I)	57,000	$185,133
Grupo Famsa SAB de CV (I)	270,433	536,422
Grupo Financiero Banorte SA de CV	2,763,470	9,550,467
Grupo Industrial Maseca SA de CV	2,600	1,830
Grupo Industrial Saltillo SA de CV (I)	100,600	0
Grupo Kuo SAB de CV (I)	164,700	123,545
Grupo Mexicano de Desarrollo (I)	69,300	32,155
Grupo Simec SAB de CV (I)	198,600	520,795
Industrias CH SA de CV (I)	358,600	1,127,276
Organizacion Soriana SA de CV (I)	1,728,200	4,324,760
Qualitas Compania de Seguros SA de CV	364,900	189,346
Telmex Internacional SAB de CV, ADR
(L)	382,500	5,898,150
Urbi Desarrollos Urbanos SA de CV (I)	915,100	1,867,529

		68,723,837
Philippines - 0.67%
Ayala Corp.	45,000	291,307
Benpres Holdings Corp. (I)	4,119,000	298,080
China Banking Corp.	17,744	137,033
DMCI Holdings, Inc.	3,234,000	651,270
Empire East Land Holdings, Inc. (I)	5,890,000	53,520
Filinvest Development Corp.	404,000	17,492
Filinvest Land, Inc.	28,408,750	541,674
First Philippine Holdings Corp.	546,800	593,000
Megaworld Corp.	23,269,000	711,307
Metropolitan Bank & Trust Company	1,329,500	1,287,034
Philippine National Bank (I)	740,400	375,146
Rizal Commercial Banking Corp.	553,700	211,637
Robinsons Land Corp.	3,450,500	995,393
Security Bank Corp.	197,018	227,517
Union Bank of Philippines	340,600	264,860
Universal Robina Corp.	2,161,100	676,571
Vista Land & Lifescapes, Inc.	9,526,000	410,879

		7,743,720
Poland - 1.98%
Agora SA (I)	92,656	752,572
Asseco Poland SA	80,863	1,679,634
Bank BPH SA (I)	23,715	627,078
Bank Handlowy w Warszawie SA (I)	33,968	839,722
Bank Millennium SA (I)	548,772	891,476
Bioton SA (I)	5,054,898	419,416
Boryszew SA (I)	53,854	140,938
Ciech SA (I)	34,746	476,049
Echo Investment SA (I)	671,909	1,028,059
Emperia Holding SA	2,613	77,083
Fabryki Mebli Forte SA	23,417	124,451
Firma Oponiarska Debica SA	7,943	177,801
Grupa Kety SA (I)	23,810	971,350
Grupa Lotos SA (I)	123,912	1,428,751
Impexmetal SA	74,550	69,431
Kopex SA (I)	75,475	700,267
Kredyt Bank SA (I)	59,632	244,942
LC Corp SA (I)	425,367	265,652
Mostostal-Export SA (I)	22,387	14,386
Netia SA (I)	376,393	597,448

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Poland (continued)
Orbis SA (I)	61,821	$917,334
Pekaes SA	6,381	20,957
Pfleiderer Grajewo SA (I)	6,153	31,653
Pol-Aqua SA (I)	4,966	32,468
Polnord SA (I)	21,127	263,265
Polska Grupa Farmaceutyczna SA (I)	7,974	107,290
Polski Koncern Naftowy Orlen SA (I)	766,761	8,608,402
Stalexport Autostrady SA (I)	202,394	119,835
Sygnity SA (I)	28,494	126,015
Synthos SA (I)	1,964,944	837,060
Zaklady Azotowe Pulawy SA (I)	5,249	136,191
Zaklady Azotowe w Tarnowie-Moscicach
SA	3,000	17,588

		22,744,564
Russia - 0.62%
Gazprom OAO, SADR	81,600	1,880,085
Lukoil OAO	900	53,016
Magnitogorsk Iron & Steel Works, SGDR
(I)	13,600	139,808
RusHydro, ADR (I)	315,577	1,221,283
Severstal, ADR (I)	24,500	189,630
Surgutneftegazsurgutneftegaz, SADR	396,100	3,576,589

		7,060,411
South Africa - 10.76%
ABSA Group, Ltd.	423,364	7,317,331
Aeci, Ltd.	187,934	1,523,529
Afgri, Ltd.	672,603	517,078
African Bank Investments, Ltd.	874,834	3,407,360
Allied Electronics Corp., Ltd.	93,711	336,993
Argent Industrial, Ltd.	106,615	139,555
Aveng, Ltd.	774,939	3,880,202
Barloworld, Ltd.	411,101	2,588,980
Bell Equipment, Ltd. (I)	83,308	123,619
Caxton & CTP Publishers & Printers, Ltd.	251,175	499,145
Ceramic Industries, Ltd.	1,781	27,900
Cipla Medpro South Africa, Ltd. (I)	553,406	343,715
DataTec, Ltd.	323,118	1,138,394
Eqstra Holdings, Ltd. (I)	91,166	85,583
FirstRand, Ltd.	1,011,210	2,382,504
Freeworld Coatings, Ltd.	26,940	32,683
Gold Fields, Ltd. (L)	1,201,658	17,760,505
Grindrod, Ltd.	745,786	1,791,129
Harmony Gold Mining Company, Ltd. (L)	576,931	6,403,934
Hulamin, Ltd.	109,348	205,265
Iliad Africa, Ltd.	269,008	335,557
Imperial Holdings, Ltd.	332,645	3,635,599
Investec, Ltd.	414,998	3,164,356
JD Group, Ltd.	360,070	2,142,012
Kap International Holdings, Ltd. (I)	90,584	28,150
Lewis Group, Ltd.	100,651	698,128
Medi-Clinic Corp., Ltd.	373,937	1,177,298
Merafe Resources, Ltd. (I)	2,035,010	360,983
Metair Investments, Ltd. (I)	99,170	75,029
Metorex, Ltd. (I)	16,745	6,932
Metropolitan Holdings, Ltd.	1,019,364	1,816,721
Mondi, Ltd.	285,579	1,581,753

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Africa (continued)
Mvelaphanda Group, Ltd. (I)	555,725	$531,447
Nampak, Ltd.	1,079,367	2,335,634
Nedbank Group, Ltd.	370,590	5,675,428
Northam Platinum, Ltd.	195,797	1,055,587
Nu-World Holdings, Ltd.	9,429	19,100
Omnia Holdings, Ltd.	92,644	732,480
Palabora Mining Company, Ltd.	7,609	111,085
Peregrine Holdings, Ltd.	219,538	282,943
PSG Group, Ltd.	183,733	617,388
Sanlam, Ltd.	4,143,344	12,405,609
Sappi, Ltd. (I)	189,700	830,606
Sappi, Ltd., SADR (I)	413,417	1,814,901
Simmer and Jack Mines, Ltd. (I)	604,228	155,074
Standard Bank Group, Ltd.	1,927,232	25,033,973
Steinhoff International Holdings, Ltd. (I)	2,185,608	5,327,766
Super Group, Ltd. (I)	1,892,967	135,669
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	13,379
Trencor, Ltd.	225,876	793,210
Value Group, Ltd.	267,946	119,409

		123,518,610
South Korea - 12.14%
Aekyung Petrochemical Company, Ltd.	1,450	19,787
Artone Paper Manufacturing Company,
Ltd. (I)	3,004	12,300
Asia Cement Company, Ltd.	4,430	190,441
Asia Paper Manufacturing Company, Ltd.
(I)	2,000	16,831
Asiana Airlines, Inc. (I)	120,880	384,841
AUK Corp. (I)	5,400	10,008
BNG Steel Company, Ltd. (I)	1,630	10,303
Boryung Pharmaceutical Company, Ltd.	1,188	37,778
Busan Bank	184,360	2,023,408
Byucksan Engineering & Construction
Company, Ltd. (I)	6,140	14,293
Chokwang Leather Company, Ltd. (I)	2,300	14,338
Chong Kun Dang Pharm Corp.	1,200	23,678
Choongwae Pharma Corp.	3,417	50,376
Chosun Refractories Company, Ltd.	1,160	57,788
CJ CheilJedang Corp.	97	18,322
CJ Corp.	17,996	809,187
Dae Chang Industrial Company, Ltd. (I)	27,000	19,651
Dae Dong Industrial Company, Ltd.	2,600	47,497
Dae Han Flour Mills Company, Ltd.	1,742	194,329
Dae Won Kang Up Company, Ltd.	18,000	28,563
Daeduck Electronics Company, Ltd.	58,880	266,623
Daeduck GDS Company, Ltd.	5,010	38,326
Daegu Bank	185,600	2,635,724
Daehan Steel Company, Ltd.	9,350	90,115
Daehan Synthetic Fiber Company, Ltd.	130	7,580
Daekyo Company, Ltd.	62,070	309,058
Daelim Industrial Company, Ltd.	39,600	2,808,925
Daesang Corp. (I)	18,320	120,427
Daesung Industrial Company, Ltd.	1,883	119,248
Daewoo Engineering & Construction
Company, Ltd.	122,910	1,227,195
Daewoo Motor Sales Corp. (I)	53,167	371,163

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoong Company, Ltd.	620	$11,727
Daishin Securities Company, Ltd.	67,580	869,748
Daiyang Metal Company, Ltd. (I)	4,090	5,329
Daou Technology, Inc.	48,110	284,815
DI Corp. (I)	8,700	9,731
Digital Power Communications Company,
Ltd.	14,000	15,840
Dong Ah Tire & Rubber Company, Ltd.	3,100	21,367
Dong Wha Pharmaceutical Company, Ltd.	20,150	116,142
Dong-Il Corp.	630	24,783
Dongbang Transport Logistics Company,
Ltd.	5,650	11,832
Dongbu Corp.	16,730	109,126
Dongbu HiTek Company, Ltd. (I)	41,060	206,327
Dongbu Securities Company, Ltd. (I)	28,389	148,109
Dongbu Steel Company, Ltd.	26,723	192,536
Dongil Paper Manufacturing Company,
Ltd.	13,000	10,117
Dongkuk Steel Mill Company, Ltd.	54,660	1,161,997
Dongwon F&B Company, Ltd.	880	33,088
Dongyang Engineering & Construction
Corp.	1,469	21,624
Dongyang Mechatronics Corp.	24,424	77,290
Doosan Corp.	507	30,586
Doosan Industrial Development Company,
Ltd.	44,670	267,555
Engene Investment & Securities Company,
Ltd. (I)	642,760	517,177
F&F Company, Ltd.	5,100	14,059
Fursys, Inc.	1,550	36,652
Gaon Cable Company, Ltd.	1,160	30,444
Global & Yuasa Battery Company, Ltd.	810	14,558
GS Holdings Corp.	72,730	1,984,076
Gwangju Shinsegae Company, Ltd.	540	58,163
H.S. R & A Company., Ltd. (I)	2,200	15,874
Hae In Corp.	1,846	5,121
Halla Climate Control Company, Ltd.	43,190	446,060
Halla Engineering & Construction Corp.	7,790	164,110
Hana Financial Group, Inc.	194,920	5,648,360
Handok Pharmaceuticals Company, Ltd.	1,000	10,969
Handsome Company, Ltd.	16,628	219,262
Hanil Cement Manufacturing Company,
Ltd.	8,549	519,690
Hanil Construction Company, Ltd.	1,470	5,714
Hanil E-Wha Company, Ltd.	6,400	27,249
Hanjin Heavy Industries & Construction
Company, Ltd.	26,430	493,591
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	15,080	139,518
Hanjin Shipping Company, Ltd.	84,630	1,255,476
Hanjin Transportation Company, Ltd.	12,470	364,838
Hankook Cosmetics Company, Ltd.	6,300	14,485
Hankuk Electric Glass Company, Ltd.	3,370	84,823
Hankuk Glass Industries, Inc.	1,820	33,738
Hankuk Paper Manufacturing Company,
Ltd.	3,690	123,388
Hanshin Construction Company, Ltd.	3,010	45,437

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Hansol Chemical Company, Ltd.	3,500	$33,085
Hansol CSN Company, Ltd.	23,450	28,055
Hansol LCD, Inc.	390	7,922
Hansol Paper Company, Inc. (I)	48,030	407,250
Hanssem Company, Ltd.	6,330	57,987
Hanwha Chemical Corp.	113,670	1,196,401
Hanwha Securities Company, Ltd.	57,600	394,737
Hanwha Timeworld Company, Ltd.	1,700	19,990
Hanyang Securities Company, Ltd.	12,220	109,381
Heung-A Shipping Company, Ltd.	51,105	28,390
Hite Holdings Company, Ltd.	8,280	190,606
Honam Petrochemical Corp.	20,627	1,667,059
Hotel Shilla Company, Ltd.	22,640	374,147
Husteel Company, Ltd.	5,310	68,511
Hwa Shin Company, Ltd.	14,690	43,546
Hwa Sung Industrial Company, Ltd.	3,530	14,869
Hwacheon Machine Tool Company, Ltd.	730	19,609
Hyosung Corp.	16,050	1,160,457
Hyundai Cement Company, Ltd. (I)	2,370	32,383
Hyundai DSF Company, Ltd.	2,800	18,754
Hyundai Elevator Company, Ltd.	3,641	176,504
Hyundai H & S Company, Ltd.	5,183	363,897
Hyundai Hysco Company, Ltd.	41,680	505,956
Hyundai Merchant Marine Company, Ltd.	21,550	450,158
Hyundai Mipo Dockyard Company, Ltd.	17,062	1,189,189
Hyundai Motor Company, Ltd.	197,506	16,834,864
Hyundai Pharmaceutical Industrial
Company, Ltd. (I)	9,400	18,395
Hyundai Securities Company, Ltd.	194,107	2,298,455
Hyundai Steel Company	78,472	5,243,076
Il Dong Pharmaceutical Company, Ltd.	4,520	111,099
Iljin Diamond Company, Ltd.	712	6,738
Iljin Holdings Company, Ltd. (I)	15,328	36,283
Ilsung Pharmaceutical Company, Ltd.	1,470	70,309
Industrial Bank of Korea (I)	138,260	1,601,091
Inzi Controls Company, Ltd.	6,490	16,944
IS Dongseo Company, Ltd.	10,880	71,599
ISU Chemical Company, Ltd.	7,260	86,402
Jahwa Electronics Company, Ltd.	13,850	79,769
Jeil Mutual Savings Bank	1,850	10,850
Jeil Pharmaceutical Company	1,910	16,067
Jeonbuk Bank, Ltd.	59,800	359,226
Joongang Construction Company, Ltd. (I)	2,700	11,394
KB Financial Group, Inc., ADR (I)(L)	258,174	13,001,643
KC Tech Company, Ltd.	13,863	59,057
KCC Corp.	6,948	2,152,245
KCTC	1,100	21,770
Keangnam Enterprises, Ltd. (I)	11,908	101,787
Keyang Electric Machinery Company, Ltd.	18,120	32,360
KG Chemical Corp.	5,600	47,334
Kia Motors Corp. (I)	269,640	3,968,354
KISCO Corp.	4,286	161,629
KISCO Holdings Company, Ltd.	783	47,983
KISWIRE, Ltd.	6,149	180,117
Kolon Engineering &
Construction Company, Ltd.	27,010	129,468
Korea Airport Service Company, Ltd.	1,020	26,679

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Cast Iron Pipe Industries Company,
Ltd.	6,600	$23,751
Korea Circuit Company, Ltd. (I)	5,500	12,135
Korea Development Corp. (I)	2,330	10,189
Korea Development Financing Corp.	1,960	53,967
Korea Electric Terminal Company, Ltd.	7,230	105,799
Korea Exchange Bank	344,640	4,238,546
Korea Express Company, Ltd. (I)	1,779	79,917
Korea Flange Company, Ltd. (I)	1,830	15,060
Korea Green Paper Manufacturing
Company, Ltd. (I)	3,607	4,877
Korea Investment Holdings Company, Ltd.	58,647	1,545,009
Korea Kumho Petrochemical Company,
Ltd.	15,040	286,970
Korea Line Corp.	10,777	375,655
Korea Mutual Savings Bank (I)	870	10,218
Korean Air Lines Company, Ltd. (I)	51,180	2,178,512
Korean Petrochemical Industrial Company,
Ltd. (I)	2,450	88,889
KP Chemical Corp. (I)	43,550	275,075
KPX Chemcial Company, Ltd.	1,601	61,661
KTB Network Corp. (I)	70,470	226,571
Kukdo Chemical Company, Ltd.	4,840	108,487
Kumho Industrial Company, Ltd.	36,950	356,220
Kumho Investment Bank	60,370	52,124
Kumho Tire Company, Inc. (I)	53,240	227,273
Kumkang Industrial Company, Ltd.	1,400	12,519
Kwang Dong Pharmaceutical Company,
Ltd.	54,350	125,549
Kyeryong Construction
Industrial Company, Ltd.	8,060	134,431
Kyung Nong Corp.	11,060	39,274
Kyungbang, Ltd. (I)	681	67,977
Lee Ku Industrial Company, Ltd.	8,740	9,250
LG Dacom Corp.	41,250	647,680
LG Display Company, Ltd., ADR (L)	290,450	4,066,300
LG Telecom, Ltd.	103,620	730,964
Livart Furniture Company, Ltd.	10	66
Lotte Chilsung Beverage Company, Ltd.	1,027	728,536
Lotte Confectionery Company, Ltd.	1,049	1,124,612
Lotte Samkang Company, Ltd.	902	161,458
Lotte Shopping Company, Ltd.	13,543	4,194,405
Manho Rope & Wire, Ltd.	1,400	17,641
Meritz Investment Bank (I)	63,031	43,636
Meritz Securities Company, Ltd.	259,560	259,187
Moorim Paper Company, Ltd.	4,880	39,043
Namyang Dairy Products Company, Ltd.	646	278,816
Nexen Corp.	1,670	65,084
Nong Shim Holdings Company, Ltd.	1,340	82,867
On*Media Corp. (I)	92,630	281,887
Pacific Corp.	4,328	560,624
Pang Rim Company, Ltd.	950	11,272
PaperCorea, Inc. (I)	2,900	19,948
Poonglim Industrial Company, Ltd. (I)	5,520	12,300
Poongsan Corp. (I)	6,919	139,404
Poongsan Holdings Corp. (I)	1,300	21,925

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
POSCP Coated & Color Steel Company,
Ltd.	1,600	$31,822
Pulmuone Company, Ltd.	1,122	47,699
Pumyang Construction Company, Ltd.	1,610	9,712
Pusan City Gas Company, Ltd.	7,810	147,932
S&T Daewoo Company, Ltd. (I)	810	16,929
S&T Dynamics Company, Ltd.	11,410	147,251
S&T Holdings Company, Ltd.	2,360	27,031
Saehan Media Company, Ltd. (I)	6,266	16,333
Sam Kwang Glass Industrial Company,
Ltd.	860	28,410
Sam Lip General Foods Company, Ltd.	3,850	29,336
Sam Young Electronics Company, Ltd.	13,690	118,403
Sam Yung Trading Company, Ltd.	4,500	19,621
Sambu Construction Company, Ltd.	4,918	94,822
Samho International Company, Ltd. (I)	6,780	21,821
Samick Musical Instruments Company,
Ltd. (I)	8,830	6,492
Samick THK Company, Ltd.	11,120	22,269
Samsung SDI Company, Ltd.	48,621	5,295,419
Samwhan Corp.	3,850	35,123
Samyang Corp.	7,861	260,011
Samyang Genex Company, Ltd.	1,932	103,197
Samyang Tongsang Company, Ltd.	690	15,578
Savezone I&C Corp. (I)	16,880	29,482
Seah Besteel Corp.	15,200	187,024
SeAH Holdings Corp.	1,133	57,936
SeAH Steel Corp.	2,632	73,012
Sebang Company, Ltd.	10,890	131,074
Sejong Industrial Company, Ltd.	7,830	40,966
SGWICUS Corp. (I)	4,800	9,623
SH Chemical Company, Ltd. (I)	31,743	13,672
Shin Poong Pharmaceutical Company, Ltd.	1,880	40,923
Shinhan Engineering & Construction
Company, Ltd.	3,177	38,272
Shinhan Financial Group Company, Ltd.,
SADR (L)	157,639	12,440,870
Shinhan Financial Group Company, Ltd.
(I)	65,000	2,558,744
Shinsegae Engineering & Construction
Company, Ltd.	1,110	12,797
Shinsung ENG Company, Ltd.	3,222	6,999
Shinsung FA Company, Ltd.	3,222	6,362
Shinyoung Securities Company, Ltd.	7,210	210,150
Silla Company, Ltd.	11,550	129,187
Sindoh Company, Ltd.	5,604	260,408
SJM Company, Ltd.	8,130	39,165
SK Gas Company, Ltd.	2,662	114,004
SK Holdings Company, Ltd.	39,835	2,886,159
SKC Company, Ltd.	28,030	394,479
SL Corp.	5,830	29,856
Solomon Mutual Savings Bank (I)	3,600	12,302
Ssangyong Cement Industrial Company,
Ltd. (I)	21,560	151,968
STX Pan Ocean Company, Ltd.	104,770	980,963
STX Shipbuilding Company, Ltd.	15,540	153,861
Suheung Capsule Company, Ltd.	9,580	59,386

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Sung Bo Chemicals Company, Ltd.	410	$11,671
Sungjee Construction Company, Ltd.	2,210	6,361
Sungshin Cement Company, Ltd. (I)	5,760	38,182
Sungwon Corp. (I)	4,230	10,877
Sunjin Company, Ltd. (I)	1,010	27,513
Tae Kyung Industrial Company, Ltd.	14,930	61,458
Taegu Department Store Company, Ltd.	6,440	60,196
Taekwang Industrial Company, Ltd.	613	364,336
Taeyoung Engineering & Construction,
Ltd.	62,140	274,510
Taihan Electric Wire Company, Ltd.	34,660	483,438
Tec & Company (I)	57,230	16,723
Telcoware Company, Ltd.	4,000	24,671
The Basic House Company, Ltd. (I)	1,500	6,541
Trybrands, Inc. (I)	3,036	8,881
TS Corp.	2,406	104,300
Uangel Corp.	7,990	36,787
Unid Company, Ltd.	2,000	58,635
Union Steel Company, Ltd.	5,560	106,626
Wiscom Company, Ltd.	3,680	12,769
Woongjin Holdings Company, Ltd. (I)	39,680	317,558
Woori Finance Holdings Company, Ltd. (I)	19,710	246,944
Woori Financial Company, Ltd.	3,100	24,279
Woori Investment & Securities Company,
Ltd.	122,940	1,577,192
YESCO Company, Ltd.	1,480	31,687
Yoosung Enterprise Company, Ltd.	9,880	18,728
Youlchon Chemical Company, Ltd.	18,290	148,391
Young Poong Corp.	25	11,603
Youngone Corp. (I)	18,824	144,975
Youngone Holdings Company, Ltd.	4,706	121,308
YuHwa Securities Company, Ltd.	3,240	40,362

		139,418,351
Taiwan - 12.14%
Accton Technology Corp.	834,000	325,663
Achem Technology Corp. (I)	282,000	96,717
Action Electronics Company, Ltd. (I)	201,000	89,984
AGV Products Corp. (I)	753,505	294,484
Allis Electric Company, Ltd. (I)	135,000	56,760
Arima Communication Corp. (I)	344,000	133,795
Arima Optoelectronics Corp. (I)	233,134	83,039
Asia Optical Company, Inc.	29,000	47,966
Asia Polymer Corp.	337,000	269,093
Asustek Computer, Inc.	1,778,516	3,530,652
AU Optronics Corp. (L)	1,215,245	12,699,310
Audix Corp.	81,200	52,911
Aurora Systems Corp.	63,000	36,380
Avision, Inc.	253,916	121,631
Bank of Kaohsiung, Ltd. (I)	495,680	154,016
BES Engineering Corp.	2,538,200	694,597
C Sun Manufacturing, Ltd.	50,729	25,269
Cameo Communications, Inc.	200,000	107,007
Carnival Industrial Corp. (I)	198,000	48,133
Cathay Chemical Works, Inc.	73,000	25,316
Cathay Real Estate Development
Company, Ltd. (I)	1,529,000	635,448
Central Reinsurance Company, Ltd. (I)	269,535	109,292

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chain Qui Development Company, Ltd.	76,000	$59,390
Champion Building Materials Company,
Ltd.	389,526	238,191
Chang Hwa Commercial Bank, Ltd.	3,732,000	1,706,607
Charoen Pokphand Enterprisecharoen
Pokphand Enterprise	86,000	41,516
Cheng Loong Corp. (I)	1,606,000	589,150
Chenming Mold Industrial Corp.	92,128	28,091
Chi Mei Optoelectronics Corp. (I)	5,882,950	3,777,995
Chia Hsin Cement Corp. (I)	797,560	420,432
Chien Shing Stainless Steel Company, Ltd.
(I)	181,000	33,563
Chilisin Electronics Corp.	63,240	32,118
Chin-Poon Industrial Company, Ltd.	466,466	397,629
China Airlines, Ltd. (I)	1,978,730	614,743
China Development Financial
Holdings Corp. (I)	14,866,216	4,126,075
China Electric Manufacturing Corp.	456,000	347,018
China General Plastics Corp. (I)	588,000	215,335
China Glaze Company, Ltd. (I)	109,203	74,184
China Manmade Fibers Corp. (I)	2,062,000	410,758
China Metal Products Company, Ltd.	356,999	457,692
China Motor Company, Ltd. (I)	1,144,905	819,491
China Petrochemical Development Corp.
(I)	3,005,780	1,114,377
China Steel Structure Company, Ltd.	107,000	78,991
China Synthetic Rubber Corp.	17,937	18,901
China Wire & Cable Company, Ltd. (I)	120,000	41,831
Chinatrust Finance Holding Company, Ltd.	82,541	47,598
Ching Feng Home Fashions Company, Ltd.
(I)	108,780	26,501
Chun Yu Works & Company, Ltd.	115,000	32,523
Chun Yuan Steel Industrial Company, Ltd.	652,980	229,089
Chung Hwa Pulp Corp.	622,000	305,671
Chunghwa Picture Tubes, Ltd. (I)	12,554,000	1,672,985
CMC Magnetics Corp. (I)	4,140,000	946,248
Collins Company, Ltd. (I)	155,400	42,709
Compal Electronics, Inc.	1,484,385	1,964,965
Compeq Manufactuing Company, Ltd. (I)	1,614,000	434,241
Continental Engineering Corp.	875,000	335,316
D-Link Corp.	419,770	421,605
Delpha Construction Company, Ltd. (I)	134,554	43,744
E.Sun Financial Holding Company, Ltd. (I)	5,578,191	2,196,598
Eastern Media International Corp. (I)	1,061,053	230,097
Eclat Textile Company, Ltd.	126,072	77,824
Edom Technology Company, Ltd. (I)	64,000	28,924
Elitegroup Computer Systems Company,
Ltd.	1,024,576	407,961
Enlight Corp. (I)	164,799	6,087
Entie Commercial Bank (I)	92,000	27,193
Eternal Chemical Company, Ltd.	269,973	256,940
EVA Airways Corp. (I)	2,425,567	902,097
Everest Textile Company, Ltd. (I)	224,000	44,533
Evergreen Marine Corp. (I)	1,785,000	920,167
Everlight Chemical Industrial Corp.	597,000	624,083
Everspring Industry Company, Ltd. (I)	61,000	19,409
Evertop Wire Cable Corp. (I)	98,275	18,522

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Excel Cell Electronic Company, Ltd.	29,000	$13,999
Far Eastern International Bank (I)	2,255,652	773,176
Federal Corp. (I)	609,527	444,743
First Copper Technology Company, Ltd.
(I)	169,000	65,060
First Financial Holding Company, Ltd.	6,324,375	3,748,091
First Insurance Company, Ltd. (I)	302,165	106,927
Formosa Taffeta Company, Ltd.	1,516,000	1,115,107
Formosan Rubber Group, Inc.	767,000	596,366
Formosan Union Chemical	177,595	71,687
FSP Technology, Inc.	352,600	403,878
FU I Industrial Company, Ltd. (I)	159,000	42,377
Fwusow Industry Company, Ltd. (I)	103,000	39,928
Getac Technology Corp.	601,000	544,388
Giantplus Technology Company, Ltd. (I)	205,000	125,667
Gigabyte Technology Company, Ltd.	827,000	749,783
Gigastorage Corp. (I)	87,600	70,610
Gintech Energy Corp (I)	40,984	115,870
Gold Circuit Electronics, Ltd.	794,171	298,969
Goldsun Development & Construction
Company, Ltd.	1,925,047	853,313
Gordon Auto Body Parts Company, Ltd.	51,184	25,040
Grand Pacific Petrochemical Corp. (I)	1,153,000	565,641
Great China Metal Industry Company, Ltd.	303,000	184,044
GTM Corp. (I)	95,000	61,414
Hannstar Board Corp.	54,000	47,643
HannStar Display Corp. (I)	6,121,000	1,270,223
Hey Song Corp.	572,000	333,927
Hitron Technology, Inc.	70,432	40,973
Ho Tung Chemical Corp. (I)	739,555	345,643
Hocheng Group Corp. (I)	177,000	58,765
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	134,640	90,925
Holystone Enterprise Company, Ltd.	54,000	59,546
Hong TAI Electric Industrial Company,
Ltd.	328,000	132,662
Hsin Kuang Steel Company, Ltd.	420,153	365,793
Hsing TA Cement Company, Ltd.	227,000	70,831
Hua Eng Wire & Cable Company, Ltd. (I)	1,053,000	341,933
Hua Nan Financial Holdings Company,
Ltd.	806,000	477,680
Hung Ching Development Company, Ltd.	191,000	104,924
Hung Sheng Construction Company, Ltd.	821,000	381,627
Hwa Fong Rubber Company, Ltd. (I)	584,770	312,010
Ichia Technologies, Inc. (I)	512,300	300,501
InnoLux Display Corp.	2,229,950	3,153,414
International Semiconductor Technology,
Ltd. (I)	338,000	131,986
Inventec Company, Ltd.	3,180,155	1,835,480
Johnson Health Tech Company, Ltd.	87,720	125,471
Jui Li Enterprise Company, Ltd. (I)	66,950	23,583
K Laser Technology, Inc.	82,214	68,039
Kaulin Manufacturing Company, Ltd.	164,490	77,947
KEE TAI Properties Company, Ltd.	578,037	289,819
Kindom Construction Company, Ltd.	561,000	438,377
King Yuan Electronics Company, Ltd.	1,864,706	763,612
King's Town Bank (I)	847,000	232,650

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Kinko Optical Company, Ltd. (I)	88,000	$49,146
Kinpo Electronics, Inc. (I)	2,071,724	559,484
Kwong Fong Industries Corp. (I)	933,000	253,675
L&K Engineering Company, Ltd.	57,000	56,344
Lan Fa Textile Company, Ltd. (I)	169,781	46,024
Lead Data, Inc. (I)	164,173	33,135
Lealea Enterprise Company, Ltd. (I)	1,142,500	252,024
LEE CHI Enterprises Company, Ltd.	110,000	36,376
Lelon Electronics Corp. (I)	92,000	30,491
Leofoo Development Company, Ltd. (I)	25,000	13,461
Li Peng Enterprise Company, Ltd. (I)	448,864	180,824
Lien Hwa Industrial Corp.	927,954	440,560
Lingsen Precision Industries, Ltd.	304,101	127,269
Lite-On Technology Corp.	2,148,639	2,880,529
Long Chen Paper Company, Ltd. (I)	343,476	109,242
Lucky Cement Corp. (I)	190,000	48,363
Macronix International Company, Ltd.	2,379,879	1,166,097
Masterlink Securities Corp (I)	1,014,000	396,065
Mayer Steel Pipe Corp. (I)	63,781	43,471
Mega Financial Holding Company, Ltd.	13,548,000	7,623,110
Meiloon Industrial Company, Ltd.	112,231	45,941
Micro-Star International Company, Ltd.	1,345,488	824,909
Microelectronics Technology	130,000	62,178
Mitac International	2,182,916	1,042,295
Mobiletron Electronics Company, Ltd. (I)	31,000	27,489
Mustek Systems, Inc. (I)	40,151	14,421
Namchow Chemical Industrial Company,
Ltd. (I)	100,000	74,090
Nien Hsing Textile Company, Ltd.	658,000	344,792
Optimax Technology Corp. (I)	319,000	15,526
Oriental Union Chemical Corp.	183,000	139,371
Pacific Construction Company, Ltd. (I)	267,000	40,059
Pan Jit International, Inc.	418,806	349,330
Phihong Technology Company, Ltd.	666,573	578,660
Phoenix Precision Technology Corp. (I)	983,847	733,781
Pou Chen Corp.	1,230,400	895,447
President Securities Corp. (I)	135,000	81,412
Prodisc Technology, Inc. (I)	540,000	9,892
Quintain Steel Company, Ltd. (I)	126,750	34,852
Radiant Opto-Electronics Corp.	121,000	150,541
Ralec Electronic Corp.	76,292	99,671
Rexon Industrial Corp., Ltd. (I)	153,000	51,325
Ritek Corp. (I)	4,555,428	1,108,124
Sampo Corp. (I)	1,763,000	296,144
Sanyang Industrial Company, Ltd. (I)	1,060,481	494,883
SDI Corp.	137,000	164,729
Sheng Yu Steel Company, Ltd.	151,000	105,979
Shinkong Insurance Company, Ltd. (I)	151,788	81,926
Shinkong Synthetic Fibers Corp. (I)	2,445,000	646,464
Sigurd Microelectronics Corp.	275,326	160,495
Sinbon Electronics Company, Ltd.	78,000	47,955
Sinon Corp.	520,150	236,399
SinoPac Holdings Company, Ltd. (I)	11,016,000	3,908,393
Siward Crystal Technology Company, Ltd.	65,301	26,201
Solomon Technology Corp. (I)	81,036	35,165
Southeast Cement Company, Ltd. (I)	390,000	133,644
Spirox Corp.	62,369	40,362

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Springsoft, Inc.	348,000	$350,461
Stark Technology, Inc.	148,000	130,919
Sunplus Technology Company, Ltd. (I)	760,595	710,306
Ta Chen Stainless Pipe Company, Ltd. (I)	720,000	535,944
Ta Chong Bank, Ltd. (I)	2,375,000	485,283
Ta Ya Electric Wire & Cable Company,
Ltd. (I)	905,571	220,495
TA-I Technology Company, Ltd.	181,941	136,856
Tah Hsin Industrial Company, Ltd.	105,000	74,766
Taichung Commercial Bank	1,673,072	419,962
Tainan Enterprises Company, Ltd.	121,800	102,510
Tainan Spinning Company, Ltd. (I)	1,984,000	728,314
Taishin Financial Holdings Company, Ltd.
(I)	5,420,000	2,024,016
Taisun Enterprise Company, Ltd. (I)	220,000	90,103
Taita Chemical Company, Ltd. (I)	95,790	39,478
Taiwan Business Bank (I)	3,765,000	954,876
Taiwan Cogeneration Corp	419,000	210,909
Taiwan Cooperative Bank	4,525,275	2,829,937
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	49,495
Taiwan Glass Industrial Corp.	811,111	644,326
Taiwan International Securities Corp. (I)	366,000	98,295
Taiwan Kai Yih Industrial Company, Ltd.	125,209	113,495
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Mask Corp.	321,000	125,689
Taiwan Paiho, Ltd.	449,900	279,941
Taiwan Pulp & Paper Corp. (I)	385,000	122,745
Taiwan Sakura Corp.	217,615	102,780
Taiwan Sogo Shin Kong	75,000	49,346
Taiwan Styrene Monomer Corp. (I)	1,000,479	416,260
Taiwan Tea Corp. (I)	91,000	55,010
Taiyen Biotech Company, Ltd. (I)	395,000	245,779
Tatung Company, Ltd. (I)	6,643,000	1,564,422
Teapo Electronic Corp. (I)	205,000	26,152
Teco Electric & Machinery Company, Ltd.	3,283,000	1,309,055
Tex-Ray Industrial Company, Ltd. (I)	90,000	21,657
Ton Yi Industrial Corp.	1,073,000	395,395
Twinhead International Corp. (I)	224,000	36,254
TYC Brother Industrial Company, Ltd.	264,593	226,655
Tycoons Group Enterprise Company, Ltd.
(I)	915,000	151,580
TZE Shin International Company, Ltd. (I)	101,671	44,213
U-Tech Media Corp. (I)	180,000	65,506
Unimicron Technology Corp.	24,000	30,552
Union Bank of Taiwan (I)	1,282,000	233,843
Unitech Electronics Company, Ltd.	168,039	88,056
Unitech Printed Circuit Board Corp. (I)	617,950	264,861
United Integrated Services Company, Ltd.	98,000	74,705
United Microelectronics Corp. (I)	19,639,406	9,639,949
Universal Cement Corp. (I)	929,808	496,158
Universal Scientific Industrial Company,
Ltd.	1,491,100	934,907
UPC Technology Corp.	1,032,600	525,628
USI Corp. (I)	968,000	554,599
Ve Wong Corp.	88,200	69,026
Walsin Lihwa Corp. (I)	4,672,000	1,586,435
Walsin Technology Corp. (I)	825,262	342,770

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wan Hai Lines, Ltd. (I)	555,000	$267,601
Waterland Financial Holding Company (I)	2,789,800	879,341
WEI Chih Steel Industrial Company, Ltd.
(I)	110,000	35,509
Weikeng Industrial Company, Ltd.	89,000	50,422
Winbond Electronics Corp. (I)	5,206,000	1,053,466
Wintek Corp. (I)	1,838,000	1,182,726
Wt Microelectronics Company, Ltd.	65,000	47,626
WUS Printed Circuit Company, Ltd. (I)	254,000	86,112
Yageo Corp.	3,783,000	1,083,331
Yang Ming Marine Transport Corp.	2,239,015	788,344
Yi Jinn Industrial Company, Ltd. (I)	219,800	45,491
Yieh Phui Enterprise Company, Ltd.	1,769,145	665,114
Yosun Industrial Corp.	473,752	448,687
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	1,736,711	765,445
Yulon Motor Company, Ltd.	1,524,900	1,862,302
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	68,850	94,394
Yungtay Engineering Company, Ltd.	686,000	554,708
Zenitron Corp.	78,000	54,475
Zig Sheng Industrial Company, Ltd. (I)	270,179	107,061
Zippy Technology Corp.	69,300	35,030
Zyxel Communications Corp.	518,000	375,406

		139,399,033
Thailand - 1.89%
Bangchak Petroleum PCL	623,100	256,775
Bangkok Bank PCL	840,100	2,860,238
Bangkok Bank PCL	531,900	1,802,947
Bangkok Expressway PCL	411,300	240,013
Bangkok Insurance PCL	2,500	17,597
Bangkokland PCL (I)	11,336,200	184,134
Bank of Ayudhya PCL- Foreign Shares	6,378,800	3,834,715
Cal-Comp Electronics Thailand PCL	2,426,200	213,100
Charoen Pokphand Foods PCL	4,015,300	1,292,336
Delta Electronics Thailand PCL	382,600	203,700
Eastern Water Resources Development &
Management PCL	140,000	18,192
G J Steel PCL (I)	24,328,200	168,311
Hana Microelectronics PCL	430,000	250,925
Hemaraj Land & Development PCL	7,157,000	163,613
IRPC PCL	3,100,000	346,879
Italian-Thai Development PCL (I)	1,842,570	151,862
Jasmine International PCL (I)	641,000	8,869
KGI Securities Thailand PCL	1,922,600	68,819
Kiatnakin Finance PCL	363,700	273,500
Krung Thai Bank PCL	5,336,300	1,460,681
Krungthai Card PCL (I)	126,000	49,271
Loxley PCL (I)	988,200	79,662
MBK PCL	57,800	114,748
Padaeng Industry PCL	20,000	11,069
Polyplex PCL	190,000	32,005
Power Line Engineering PCL (I)	246,200	10,146
Pranda Jewelry PCL	214,300	31,070
Precious Shipping PCL	565,400	295,923
PTT Aromatics & Refining PCL	1,422,500	937,066
PTT Chemical PCL	713,700	1,502,752

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Thailand (continued)
Regional Container Lines PCL (I)	401,800	$120,860
Saha-Union PCL	134,800	76,635
Sahaviriya Steel Industries PCL (I)	8,188,100	290,629
Sansiri PCL	1,653,150	137,908
SC Asset Corp. PCL	168,200	52,112
Seamico Securities PCL	421,400	24,210
Siam City Bank PCL	1,111,350	961,086
Supalai PCL	985,400	168,951
Tata Steel Thailand PCL (I)	4,711,900	248,032
Thai Oil PCL	972,100	1,154,999
Thai Plastic & Chemical PCL	292,800	158,532
Thai Stanley Electric PCL	13,000	47,315
Thaicom PCL (I)	544,900	107,357
Thanachart Captial PCL	921,100	606,771
Thoresen Thai Agencies PCL	405,370	313,980
TPI Polene PCL (I)	1,079,440	280,859
Vanachai Group PCL	672,000	46,491
Vinythai PCL	100,000	18,048

		21,695,693
Turkey - 2.23%
Adana Cimento Sanayii	140,546	53,425
Akcansa Cimento AS	113,818	426,136
Aksa Akrilik Kimya Sanayii AS (I)	121,454	131,578
Aksigorta AS	290,218	858,480
Alarko Holding AS	207,987	474,945
Anadolu Cam Sanayii AS (I)	205,846	226,924
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	23,867
Anadolu Sigorta AS	467,498	353,125
Arcelik AS (I)	301,918	1,001,760
Aselsan Elektronik Sanayi Ve Ticaret AS	11,000	59,577
Ayen Enerji AS	20,072	30,432
Aygaz AS	201,651	675,712
BatiSoke AS (I)	24,824	18,580
Bolu Cimento Sanayii AS	123,405	138,001
Borusan Mannesmann Boru Sanayi AS (I)	13,810	96,030
Brisa Bridgestone Sabanci	831	30,555
Cemtas Celik Makina	81,516	36,949
Cimsa Cimento Sanayi VE Tica	125,463	547,597
Dogan Gazetecilik AS (I)	62,235	118,046
Dogan Sirketler Grubu Holdings AS	1,991,109	1,209,814
Dogus Otomotiv Servis ve Ticaret AS (I)	105,253	284,746
Eczacibasi Ilac Sanayi AS	368,380	452,382
EGE Seramik Sanayi ve Ticaret AS (I)	26,340	13,820
Eregli Demir ve Celik Fabrikalari (I)	1,043,084	2,759,692
Gentas Genel Metal Sanayi ve Ticaret AS
(I)	46,226	31,432
Global Yatirim Holding AS (I)	508,853	237,517
Goldas Kuyumculuk Sanayi AS (I)	54,847	32,060
Goodyear Lastikleri Turk AS	17,513	118,285
GSD Holding AS (I)	559,767	324,932
Gunes Sigorta AS (I)	31,526	36,459
Hurriyet Gazetecilik AS (I)	513,859	533,553
Ihlas Holding AS (I)(L)	798,884	256,782
Izmir Demir Celik Sanayi AS (I)	107,008	146,669
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	418,488	197,602
Kartonsan Karton Sanayi ve Ticaret AS	638	29,472

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Turkey (continued)
KOC Holdings AS (I)	1,088,421	$2,675,398
Konya Cimento Sanayii AS	977	41,954
Kordsa Global Endustriyel Iplik ve Kord
Bezi Sanayi ve Ticaret Anonim Sirketi
AS (I)	316,320	456,731
Marmaris Marti Otel Isletmeleri AS (I)	71,538	34,758
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,374	42,105
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	27,891
Net Turizm Ticaret ve Sanayi AS (I)	98,336	78,099
Nortel Networks Netas Telekomunikasyon
AS	14,863	463,903
Parsan Makina Parcalari Sanayii AS (I)	28,857	21,220
Petkim Petrokimya Holding AS (I)	195,073	833,003
Pinar Entegre Et ve Un Sanayi AS	36,324	95,369
Pinar Sut Mamulleri Sanayii AS	40,679	176,410
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	33,991
Sarkuysan Elektrolitik Bakir AS (I)	91,563	147,629
Sekerbank TAS (I)	316,617	475,034
Tekfen Holding AS (I)	92,888	247,827
Tekstil Bankasi AS (I)	140,973	86,255
Tofas Turk Otomobil Fabrik AS	35,538	95,367
Trakya Cam Sanayi AS (I)	526,396	587,347
Turcas Petrolculuk AS	93,599	260,517
Turk Ekonomi Bankasi AS (I)	521,636	696,894
Turk Hava Yollari AS	48,100	153,584
Turk Sise ve Cam Fabrikalari AS (I)	789,276	788,595
Turkiye Sinai Kalkinma Bankasi AS (I)	673,275	642,492
Turkiye Vakiflar Bankasi Tao (I)	1,727,269	3,548,193
Ulker Gida Sanayi ve Ticaret AS	173,696	360,294
Usas Ucak Servisi AS	18,304	17,647
Vestel Beyaz Esya Sanayi ve Ticaret AS	100,000	176,218
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	341,889

		25,573,550

TOTAL COMMON STOCKS (Cost 859,879,044)		$1,100,176,748

PREFERRED STOCKS - 3.70%
Brazil - 3.69%
Banco Daycoval SA (N)	98,900	492,951
Banco do Estado do Rio Grande do Sul (N)	294,300	2,053,646
Banco Industrial e Comercial SA (N)	171,700	1,276,380
Banco Panamericano SA (N)	166,300	819,422
Banco Pine SA (N)	60,100	342,353
Banco Sofisa SA (N)	83,200	269,197
Bardella SA Industrias Mecanicas (I)(N)	916	70,963
Companhia de Ferro Ligas Da Bahia (N)	35,500	239,633
Companhia de Tecidos Norte de Minas SA
(N)	170,600	552,956
Confab Industrial SA (N)	432,867	1,252,614
Forjas Taurus SA (N)	12,540	44,788
Klabin SA (N)	878,800	2,447,925
Marcopolo SA (N)	314,000	1,135,802
Metalurgica Gerdau SA (N)	336,600	6,337,015
Sao Paulo Alpargatas SA (N)	14,700	820,621
Saraiva SA Livreiros Editores (N)	5,200	95,380
Suzano Papel e Celulose SA (N)	337,400	3,603,674
Telemar Norte Leste SA (N)	62,700	2,292,988

Emerging Markets Value Fund (continued)

	Shares	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Uniao de Industrias Petroquimicas SA (N)	1,223,810	$725,014
Universo Online SA (N)	87,100	465,889
Usinas Siderurgicas de Minas Gerais SA
(N)	582,350	16,984,517

		42,323,728
Malaysia - 0.01%

Ta Global Bhd (I)	1,466,040	164,214

TOTAL PREFERRED STOCKS (Cost $27,384,456)		$42,487,942

RIGHTS - 0.02%
Chile - 0.02%
Cia General De Electricidad (Expiration
Date: )(I)	20,982	0
Cia Sudamericana De Vapores Sa
(Expiration Date: )(I)	395,218	23,433
Empresas Cmpc Sa (Expiration Date:
12/13/2009 )(I)	20,873	197,172

		220,605
Hong Kong - 0.00%
Gzi Transport, Ltd. (Expiration Date:
12/7//2009 )(I)	533,186	8,944
Media China Corp., Ltd. (Expiration Date:
12/09/2009 )(I)	731,250	94

		9,038
India - 0.00%
City Union Bank, Ltd. (Expiration Date:
12/16/2009 )(I)	14,625	6,052
Korea - 0.00%
Hanil Construction Industry Company
(Expiration Date: 12/04/2009 )(I)	1,176	0
Pum Yang Construction Company, Ltd.
(Expiration Date: 12/02/2009 )(I)	732	1,032

		1,032
Poland - 0.00%
Polski Koncern Miesny Duda SA

(Expiration Date: TBA )(I)	91,151	8,886

TOTAL RIGHTS (Cost $4,856)		$245,613

SHORT-TERM INVESTMENTS - 7.17%
Cash Equivalents - 7.11%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	8,157,659	81,632,057
Repurchase Agreement - 0.06%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 712,001 on 12-01-2009,
collateralized by 690,000 Federal
National Mortgage Association, 6.00%
due 04-18-2036 (valued at 728,813,
including interest)	712,000	712,000

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

SHORT-TERM INVESTMENTS (continued)

TOTAL SHORT-TERM INVESTMENTS (Cost
$82,320,152)	$82,344,057

Total Investments (Cost $969,588,508) - 106.71%	$1,225,254,360
Other assets and liabilities, net - (6.71%)	(77,075,852)

TOTAL NET ASSETS - 100.00%	$1,148,178,508

The portfolio had the following five top industry concentrations as of November 30, 2009 (as a percentage of total net assets):

Financials	33.08%
Materials	20.16%
Industrials	12.46%
Consumer Discretionary	10.16%
Information Technology	8.60%

Equity-Income Fund

	Shares	Value

COMMON STOCKS - 95.18%
Automobiles & Components - 0.61%
Harley-Davidson, Inc. (L)	178,200	$5,192,748
Banks - 4.93%
Allied Irish Banks PLC - London
Exchange	285,002	672,154
KeyCorp	517,900	3,034,894
Marshall & Ilsley Corp.	213,400	1,227,050
Regions Financial Corp. (L)	437,800	2,565,508
SunTrust Banks, Inc.	272,700	6,443,901
U.S. Bancorp (L)	570,400	13,763,752
Wells Fargo & Company	496,000	13,907,840

		41,615,099
Capital Goods - 11.15%
3M Company	186,000	14,403,840
Boeing Company	161,200	8,448,492
Cooper Industries PLC	129,000	5,507,010
Deere & Company	167,900	8,984,329
Eaton Corp.	49,600	3,169,440
General Electric Company	1,314,300	21,055,086
Honeywell International, Inc.	161,200	6,201,364
Illinois Tool Works, Inc.	233,600	11,362,304
Lockheed Martin Corp.	72,300	5,583,729
Masco Corp.	424,600	5,766,068
Pall Corp.	49,700	1,581,951
USG Corp. (I)(L)	148,800	2,057,904

		94,121,517
Commercial & Professional Services - 0.72%
Avery Dennison Corp.	161,200	6,054,672
Consumer Durables & Apparel - 3.79%
Black & Decker Corp.	62,000	3,762,780
D.R. Horton, Inc.	148,900	1,530,692
Fortune Brands, Inc.	248,000	9,525,680
Harman International Industries, Inc. (L)	79,300	2,982,473

Equity-Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
Mattel, Inc.	302,600	$5,888,596
Whirlpool Corp. (L)	111,800	8,291,088

		31,981,309
Consumer Services - 1.17%
H & R Block, Inc.	79,600	1,615,880
Marriott International, Inc., Class A (L)	224,842	5,782,924
MGM Mirage, Inc. (I)(L)	236,500	2,499,805

		9,898,609
Diversified Financials - 11.78%
American Express Company (I)	471,100	19,706,113
Bank of America Corp.	1,253,022	19,860,399
Bank of New York Mellon Corp.	347,200	9,249,408
Capital One Financial Corp.	153,400	5,884,424
Federal National Mortgage Association
(I)(L)	198,917	175,047
JPMorgan Chase & Company	701,514	29,807,330
Legg Mason, Inc. (L)	111,800	3,162,822
NYSE Euronext	177,400	4,484,672
SLM Corp. (I)	475,800	5,219,526
UBS AG (I)	121,960	1,913,552

		99,463,293
Energy - 14.43%
Anadarko Petroleum Corp.	148,800	8,858,064
BJ Services Company	124,000	2,328,720
BP PLC, SADR	185,992	10,635,023
Chevron Corp.	297,560	23,221,582
ConocoPhillips	74,500	3,856,865
CONSOL Energy, Inc.	69,400	3,186,848
Exxon Mobil Corp.	297,624	22,342,634
Murphy Oil Corp.	186,000	10,488,540
Royal Dutch Shell PLC, ADR	285,100	17,037,576
Schlumberger, Ltd.	161,200	10,299,068
Spectra Energy Corp.	191,900	3,724,779
Sunoco, Inc.	157,000	3,956,400
Williams Companies, Inc.	92,200	1,833,858

		121,769,957
Food & Staples Retailing - 0.39%
Wal-Mart Stores, Inc.	60,300	3,289,365
Food, Beverage & Tobacco - 2.47%
Hershey Company	312,300	11,046,051
Kraft Foods, Inc., Class A	235,600	6,262,248
McCormick & Company, Inc.	99,200	3,539,456

		20,847,755
Health Care Equipment & Services - 0.48%
WellPoint, Inc. (I) (I)	74,400	4,019,832
Household & Personal Products - 0.78%
Kimberly-Clark Corp.	99,200	6,544,224
Insurance - 3.37%
Chubb Corp.	74,400	3,730,416
Lincoln National Corp.	252,898	5,793,893
Marsh & McLennan Companies, Inc.	396,800	8,947,840
Progressive Corp. (I) (I)	203,700	3,416,049
Sun Life Financial, Inc.	106,300	2,949,825
The Travelers Companies, Inc.	68,949	3,612,238

		28,450,261

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 6.13%
Alcoa, Inc. (L)	258,700	$3,238,924
E.I. Du Pont de Nemours & Company	222,000	7,676,760
International Flavors & Fragrances, Inc.	173,600	7,068,992
International Paper Company	440,825	11,218,996
MeadWestvaco Corp.	202,600	5,545,162
Nucor Corp.	178,500	7,570,185
Vulcan Materials Company (L)	131,700	6,384,816
Weyerhaeuser Company	78,000	3,037,320

		51,741,155
Media - 4.86%
Cablevision Systems Corp.	242,500	6,067,350
McGraw-Hill Companies, Inc.	285,200	8,544,592
The New York Times Company (I)(L)	350,500	2,958,220
Time Warner, Inc.	381,666	10,896,564
Walt Disney Company (L)	322,400	9,742,928
WPP PLC, SADR	303,823	2,854,038

		41,063,692
Pharmaceuticals, Biotechnology & Life Sciences - 4.96%
Amgen, Inc.	92,300	5,201,105
Bristol-Myers Squibb Company	297,500	7,529,725
Eli Lilly & Company	216,000	7,933,680
Johnson & Johnson	124,000	7,792,160
Merck & Company, Inc.	277,800	10,059,138
Pfizer, Inc.	183,088	3,326,709

		41,842,517
Retailing - 4.13%
Bed Bath & Beyond, Inc. (L) (I)	273,700	10,225,432
Genuine Parts Company	99,250	3,556,128
Home Depot, Inc.	483,600	13,231,296
Macy's, Inc.	173,700	2,833,047
Tiffany & Company (L)	118,400	5,053,312

		34,899,215
Semiconductors & Semiconductor Equipment - 1.85%
Analog Devices, Inc.	266,400	7,989,336
Applied Materials, Inc.	231,400	2,848,534
Intel Corp.	246,800	4,738,560

		15,576,430
Software & Services - 3.66%
Accenture PLC, Class A	36,000	1,477,440
AOL, Inc. (I)	1,597	39,284
Computer Sciences Corp. (I) (I)	148,800	8,230,128
eBay, Inc. (I) (I)	227,800	5,574,266
Electronic Arts, Inc. (I)	122,000	2,060,580
Microsoft Corp.	458,700	13,490,367

		30,872,065
Technology Hardware & Equipment - 0.97%
Cisco Systems, Inc. (I)	155,900	3,648,060
Dell, Inc. (I)	322,200	4,549,464

		8,197,524
Telecommunication Services - 4.13%
AT&T, Inc.	617,673	16,640,111
Qwest Communications International, Inc.	1,239,800	4,525,270
Sprint Nextel Corp. (I)	560,600	2,079,826
Verizon Communications, Inc.	259,052	8,149,776

Equity-Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
Vodafone Group PLC	1,540,083	$3,482,536

		34,877,519
Transportation - 1.56%
Southwest Airlines Company	471,000	4,333,200
United Parcel Service, Inc., Class B (L)	153,900	8,844,633

		13,177,833
Utilities - 6.86%
CenterPoint Energy, Inc.	117,900	1,564,533
Constellation Energy Group, Inc.	122,800	3,907,496
Duke Energy Corp.	347,100	5,789,628
Entergy Corp.	84,400	6,638,060
Exelon Corp.	12,200	587,796
FirstEnergy Corp.	74,375	3,204,075
NiSource, Inc.	475,600	6,777,300
NRG Energy, Inc. (I)	88,200	2,111,508
PG&E Corp. (L)	124,000	5,250,160
Pinnacle West Capital Corp.	124,000	4,351,160
PPL Corp.	115,700	3,531,164
Progress Energy, Inc.	161,200	6,301,308
TECO Energy, Inc. (L)	118,900	1,753,775
Xcel Energy, Inc.	302,800	6,152,896

		57,920,859

TOTAL COMMON STOCKS (Cost $799,351,481)		$803,417,450

CONVERTIBLE BONDS - 0.53%
Automobiles & Components - 0.53%

Ford Motor Company	3,989,000	4,527,515

TOTAL CONVERTIBLE BONDS (Cost $2,006,762)		$4,527,515

SHORT-TERM INVESTMENTS - 15.06%
John Hancock Collateral
Investment Trust, 0.2196%(W)(
Y)	6,608,797	66,155,378
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
1,000,001 on 12/01/2009,
collateralized by 995,000
Federal National Mortgage
Association, 6.46% due
02/21/2036 (valued at
1,021,119, including interest)	1,000,000	1,000,000
T. Rowe Price Reserve Investment

Fund, 0.2452%	59,941,293	59,941,293

TOTAL SHORT-TERM INVESTMENTS (Cost

$127,094,325)		$127,096,671

Total Investments (Cost $928,452,568) - 110.77%		$935,041,636

Other assets and liabilities, net - (10.77%)		(90,918,309)

TOTAL NET ASSETS - 100.00%		$844,123,327

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Fund

	Shares	Value

COMMON STOCKS - 95.51%
Automobiles & Components - 1.24%
Harley-Davidson, Inc. (L)	639,922	$18,647,328
Banks - 4.25%
Wells Fargo & Company	2,283,481	64,028,807
Capital Goods - 1.42%
ABB, Ltd. SADR (I)	338,090	6,207,332
PACCAR, Inc.	97,140	3,601,951
Tyco International, Ltd.	323,667	11,609,935

		21,419,218
Commercial & Professional Services - 1.72%
Dun & Bradstreet Corp.	25,405	1,996,579
Iron Mountain, Inc. (I)	997,904	23,949,696

		25,946,275
Consumer Durables & Apparel - 0.28%
Garmin, Ltd. (L)	41,490	1,239,721
Hunter Douglas NV	61,093	2,924,647

		4,164,368
Consumer Services - 0.53%
H & R Block, Inc.	393,473	7,987,502
Diversified Financials - 12.48%
American Express Company	1,519,640	63,566,541
Ameriprise Financial, Inc.	309,587	11,801,456
Bank of New York Mellon Corp.	909,095	24,218,291
Goldman Sachs Group, Inc.	53,760	9,120,922
JPMorgan Chase & Company	926,043	39,347,567
Julius Baer Group, Ltd.	667,872	22,180,029
Julius Baer Holding AG	667,872	8,000,735
Moody's Corp. (L)	421,637	9,794,628

		188,030,169
Energy - 15.53%
Canadian Natural Resources, Ltd.	517,633	34,753,880
China Coal Energy Company, Series H	7,092,652	11,989,757
ConocoPhillips	104,372	5,403,338
Devon Energy Corp.	655,904	44,175,134
EOG Resources, Inc.	559,351	48,378,268
Occidental Petroleum Corp.	851,845	68,820,558
OGX Petroleo e Gas Participacoes SA	8,600	7,274,801
Transocean, Ltd. (I)	154,643	13,204,966

		234,000,702
Food & Staples Retailing - 6.55%
Costco Wholesale Corp.	1,125,333	67,418,700
CVS Caremark Corp.	1,009,338	31,299,571

		98,718,271
Food, Beverage & Tobacco - 4.12%
Diageo PLC, SADR	281,548	19,035,460
Heineken Holding NV	431,158	17,786,228
Hershey Company	96,199	3,402,559
Philip Morris International, Inc.	277,840	13,361,326
The Coca-Cola Company	148,900	8,517,080

		62,102,653
Health Care Equipment & Services - 4.34%
Becton, Dickinson & Company	182,340	13,639,032
Cardinal Health, Inc.	299,539	9,654,142
CareFusion Corp. (I)(L)	149,769	3,868,533

Fundamental Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
Express Scripts, Inc. (I)	230,026	$19,736,231
Laboratory Corp. of America Holdings (I)	80,100	5,844,096
UnitedHealth Group, Inc.	442,320	12,681,314

		65,423,348
Household & Personal Products - 1.65%
Natura Cosmeticos SA	95,800	1,830,869
The Procter & Gamble Company	369,536	23,040,570

		24,871,439
Insurance - 11.64%
American International Group, Inc. (I)(L)	32,334	918,286
Berkshire Hathaway, Inc. Class A (I)	699	70,319,400
Fairfax Financial Holdings Ltd	15,400	5,451,600
Hartford Financial Services Group, Inc.	286,354	7,004,219
Loews Corp.	1,093,214	38,721,640
Markel Corp. (I)	4,035	1,367,865
Principal Financial Group, Inc.	122,430	3,108,498
Progressive Corp. (I)	1,843,973	30,923,427
Sun Life Financial, Inc.	74,455	2,066,126
Transatlantic Holdings, Inc.	284,921	15,397,131

		175,278,192
Materials - 5.87%
BHP Billiton PLC	250,672	7,735,975
Martin Marietta Materials, Inc. (L)	80,838	6,894,673
Monsanto Company	96,320	7,777,840
Potash Corp. of Saskatchewan, Inc.	34,682	3,898,950
Rio Tinto PLC	136,161	6,936,555
Sealed Air Corp.	1,466,196	32,681,509
Sino-Forest Corp. (I)	805,940	14,104,332
Vulcan Materials Company (L)	171,831	8,330,367

		88,360,201
Media - 3.77%
Comcast Corp.	723,815	9,995,885
DIRECTV, Class A (I)	257,892	8,157,119
Grupo Televisa SA, SADR	332,909	6,847,938
Liberty Media - Starz, Series A (I)	25,784	1,233,764
News Corp., Class A	1,584,160	18,154,474
Walt Disney Company	409,130	12,363,909

		56,753,089
Pharmaceuticals, Biotechnology & Life Sciences - 5.08%
Johnson & Johnson	439,180	27,598,071
Merck & Company, Inc.	975,458	35,321,334
Pfizer, Inc.	749,700	13,622,049

		76,541,454
Real Estate - 1.05%
Brookfield Asset Management, Inc.	331,110	7,026,154
Hang Lung Group, Ltd.	1,769,509	8,702,481

		15,728,635
Retailing - 2.79%
Amazon.com, Inc. (I)	77,043	10,470,914
Bed Bath & Beyond, Inc. (I)(L)	489,623	18,292,315
CarMax, Inc. (I)(L)	497,471	9,889,723
Liberty Media Corp. - Interactive A (I)	322,266	3,428,910

		42,081,862

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.48%
Texas Instruments, Inc.	880,713	$22,273,232
Software & Services - 4.33%
Activision Blizzard, Inc. (I)	632,900	7,208,731
Google, Inc., Class A (I)	41,026	23,918,158
Microsoft Corp.	1,013,281	29,800,594
Visa, Inc., Class A (L)	53,170	4,306,770

		65,234,253
Technology Hardware & Equipment - 2.66%
Agilent Technologies, Inc. (I)	587,040	16,977,197
Hewlett-Packard Company	471,040	23,109,222

		40,086,419
Transportation - 2.55%
China Merchants Holdings International
Company, Ltd.	4,102,376	12,740,553
China Shipping Development
Company, Ltd.	3,071,063	4,500,939
COSCO Pacific, Ltd.	2,412,217	3,339,501
Kuehne & Nagel International AG	92,200	8,946,463
LLX Logistica SA (I)	190,800	967,314
United Parcel Service, Inc., Class B (L)	137,741	7,915,975

		38,410,745
Utilities - 0.18%
AES Corp.	210,750	2,684,955

TOTAL COMMON STOCKS (Cost $1,338,625,044)		$1,438,773,117

CORPORATE BONDS - 0.94%
Automobiles & Components - 0.58%
Harley-Davidson, Inc.
15.000%, 02/01/2014	7,000,000	8,703,688
Materials - 0.36%
Sealed Air Corp.

12.000%, 02/14/2014 (S)	5,000,000	5,511,475

TOTAL CORPORATE BONDS (Cost $12,000,000)		$14,215,163

CONVERTIBLE BONDS - 0.17%
Materials - 0.17%
Sino-Forest Corp.

5.000%, 08/01/2013 (S)	2,257,900	2,557,072

TOTAL CONVERTIBLE BONDS (Cost $2,242,422)		$2,557,072

SHORT-TERM INVESTMENTS - 7.90%
Cash Equivalents - 7.90%
John Hancock Collateral
Investment Trust, 0.2196%
0.00%, (W)(Y)	6,954,309	69,590,379
San Paolo US Financial
0.120%, 12/01/2009	11,000,000	11,000,000

Fundamental Value Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS (continued)
Cash Equivalents (continued)
Societe Generale North America,
Inc.
0.150%, 12/01/2009	38,383,000	$38,383,000

		118,973,379

TOTAL SHORT-TERM INVESTMENTS (Cost

$118,971,229)		$118,973,379

Total Investments (Cost 1,471,838,695) - 104.52%		$1,574,518,731

Other assets and liabilities, net - (4.52%)		(68,135,349)

TOTAL NET ASSETS - 100.00%		$1,506,383,382

Global Agribusiness Fund

	Shares	Value

COMMON STOCKS - 96.59%
Australia - 1.21%
Metcash, Ltd.	7,000	$29,968
Canada - 22.26%
AG Growth International, Inc.	1,000	31,201
Agrium, Inc.	1,900	106,134
GLG Life Tech Corp. (I)	750	5,870
MagIndustries Corp (I)	29,500	14,535
Potash Corp. of Saskatchewan, Inc.	2,100	236,082
Potash One, Inc. (I)	6,600	15,759
Saputo, Inc.	1,700	47,211
Viterra, Inc. (I)	9,200	92,837

		549,629
France - 1.46%
Danone SA, SADR	1,500	17,970
Groupe DANONE	300	17,994

		35,964
Italy - 0.47%
Parmalat SpA	4,000	11,674
Japan - 2.16%
MEIJI Holdings Company, Ltd.	200	7,939
Nissin Food Products Company, Ltd.	700	25,596
Toyo Suisan Kaisha, Ltd.	500	13,559
Yamazaki Baking Company, Ltd.	500	6,158

		53,252
Norway - 3.13%
Yara International ASA, ADR	1,800	77,310
Singapore - 8.38%
Golden Agri-Resources, Ltd. (I)	146,250	48,751
Indofood Agri Resources, Ltd.	8,000	11,076
Olam International, Ltd.	22,000	41,954
Wilmar International, Ltd.	23,000	104,985

		206,766
Switzerland - 13.97%
Nestle SA	1,500	70,958
Nestle SA , SADR	1,600	75,872

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Agribusiness Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Switzerland (continued)
Syngenta AG, ADR	3,700	$197,987

		344,817
United Kingdom - 6.15%
Cadbury PLC, SADR	800	42,696
Unilever PLC, SADR	3,700	109,261

		151,957
United States - 37.40%
Archer-Daniels-Midland Company	5,800	178,698
Bunge, Ltd.	1,800	111,420
Campbell Soup Company	500	17,485
CF Industries Holdings, Inc.	200	17,072
ConAgra Foods, Inc.	1,000	22,190
General Mills, Inc.	1,300	88,400
Hormel Foods Corp.	400	15,008
J.M. Smucker Company	1,000	59,080
Kellogg Company	400	21,032
Kraft Foods, Inc., Class A	1,100	29,238
Monsanto Company	2,700	218,025
Terra Industries, Inc.	1,700	65,586
The Mosaic Company	1,470	80,042

		923,276

TOTAL COMMON STOCKS (Cost $1,940,661)		$2,384,613

WARRANTS - 0.03%
Singapore - 0.03%
Golden Agri-Resources, Ltd. (Expiration
Date: 07/23/2012; Strike Price:SGD

0.54)(I)	8,500	645

TOTAL WARRANTS (Cost $—)		645

SHORT-TERM INVESTMENTS - 5.06%
Repurchase Agreement - 5.06%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.01% to be
repurchased at 125,000 on 12-01-2009,
collateralized by 130,000 U.S. Treasury
Bill, zero coupon due 05-27-2010

(valued at 129,838, including interest)	125,000	125,000

TOTAL SHORT-TERM INVESTMENTS (Cost $125,000)		$125,000

Total Investments (Cost $2,065,661) - 101.68%		$2,510,258

Other assets and liabilities, net - (1.68%)		(41,379)

TOTAL NET ASSETS - 100.00%		$2,468,879

The portfolio had the following five top industry concentrations as of November 30, 2009 (as a percentage of total net assets):

Consumer Staples	53.70%
Materials	41.66%
Financials	5.06%
Industrials	1.26%

Global Bond Fund
TERM LOANS - 0.42%
		Principal
		Amount	Value

Chrisler Finance Company
9.00%, 08/03/2012		$2,284,530	$2,195,051
Ford Motor Company

3.287%, 11/29/2013		970,084	849,863

TOTAL TERM LOANS (Cost $3,204,141)			$3,044,914

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.89%
U.S. Treasury Bonds - 0.94%
4.500%, 08/15/2039		2,900,000	3,046,813
5.500%, 08/15/2028		3,100,000	3,694,813

			6,741,626
U.S. Treasury Notes - 3.74%
1.000%, 07/31/2011 to
10/31/2011 (F)		3,056,000	3,079,092
1.125%, 06/30/2011 (F)		572,000	578,033
2.375%, 10/31/2014 (F)		9,500,000	9,678,885
2.625%, 07/31/2014		3,000,000	3,103,125
4.000%, 08/15/2018		9,700,000	10,382,026

			26,821,161
Federal Home Loan Mortgage Corp. - 0.14%
0.141%, 02/01/2011 (P)		279,000	278,895
0.327%, 03/09/2011 (P)		286,000	286,525
0.583%, 06/15/2031 (P)		437,047	436,623

			1,002,043
Federal National Mortgage Association - 1.07%
0.361%, 03/25/2036 (P)		924,064	746,605
0.531%, 03/25/2036 (P)		1,964,215	1,935,635
0.586%, 03/25/2044 (P)		451,589	410,214
1.828%, 10/01/2044 (P)		705,321	709,021
1.958%, 11/01/2042 to
06/01/2043 (P)		2,635,542	2,651,391
2.565%, 11/01/2035 (P)		607,601	622,222
5.134%, 09/01/2035 (P)		304,346	323,101
5.169%, 07/01/2035 (P)		295,997	314,800

			7,712,989

TOTAL U.S. GOVERNMENT & AGENCY

OBLIGATIONS (Cost $42,088,867)			$42,277,819

FOREIGN GOVERNMENT OBLIGATIONS - 38.89%
Canada - 2.06%
Canada Housing Trust No. 1
4.050%, 03/15/2011	CAD	6,900,000	6,812,851
4.600%, 09/15/2011		2,700,000	2,718,496
Province of Ontario
4.100%, 06/16/2014		200,000	213,853
4.700%, 06/02/2037	CAD	1,300,000	1,251,493
6.200%, 06/02/2031		100,000	114,406
Province of Quebec
5.000%, 12/01/2038		3,700,000	3,676,056

			14,787,155
France - 9.36%
Government of France
3.000%, 07/12/2014	EUR	5,700,000	8,788,601
3.750%, 01/12/2013 to
10/25/2019		12,200,000	18,820,284
4.000%, 10/25/2014 to
10/25/2038		9,750,000	15,475,606

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France (continued)
4.250%, 10/25/2018 to
10/25/2023		$13,300,000	$21,396,642
Societe Financement de l'Economie
Francaise
3.375%, 05/05/2014 (S)		2,300,000	2,408,705
Societe Financement de l'Economie
Francaise, EMTN
2.125%, 05/20/2012	EUR	200,000	303,448

			67,193,286
Germany - 5.30%
Federal Republic of Germany
3.750%, 01/04/2019		1,800,000	2,850,851
4.000%, 01/04/2037		4,700,000	7,125,887
4.250%, 07/04/2018 to
07/04/2039		9,900,000	15,853,038
4.750%, 07/04/2034 to
07/04/2040		6,100,000	10,365,925
5.500%, 01/04/2031		800,000	1,454,679
6.250%, 01/04/2030		200,000	393,334

			38,043,714
Greece - 2.29%
Republic of Greece
4.000%, 08/20/2013	EUR	1,100,000	1,674,714
4.300%, 03/20/2012		300,000	463,340
4.600%, 05/20/2013		9,200,000	14,311,998

			16,450,052
Italy - 5.56%
Republic of Italy
4.250%, 10/15/2012 to
03/01/2020		22,600,000	35,818,730
5.250%, 08/01/2011		2,600,000	4,143,116

			39,961,846
Japan - 5.73%
Government of Japan
0.700%, 09/20/2014	JPY	1,610,000,000	18,765,627
1.300%, 03/20/2018		530,000,000	6,266,668
1.500%, 12/20/2017		250,000,000	3,008,029
2.400%, 03/20/2034		60,000,000	731,504
2.500%, 03/20/2036 to
06/20/2036		1,000,000,000	12,394,215

			41,166,043
Mexico - 0.01%
Government of Mexico
6.050%, 01/11/2040		100,000	102,250

			102,250
Netherlands - 4.08%
Kingdom of Netherlands
4.000%, 07/15/2018 to
07/15/2019	EUR	11,600,000	18,274,928
4.500%, 07/15/2017		6,700,000	10,997,216

			29,272,144
United Kingdom - 4.50%
Government of United Kingdom

Global Bond Fund (continued)

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
2.250%, 03/07/2014	GBP	$2,500,000	$4,078,366
3.750%, 09/07/2019		7,500,000	12,460,271
4.250%, 06/07/2032 to
03/07/2036		4,400,000	7,393,011
4.500%, 12/07/2042		500,000	885,697
4.750%, 12/07/2038		4,100,000	7,496,965

			32,314,310

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost

$263,789,893)			$279,290,800

CORPORATE BONDS - 39.70%
Australia - 6.98%
Bank of Queensland, Ltd.
4.510%, 10/22/2012 (P)	AUD	2,500,000	2,310,175
Bank of Scotland PLC
4.533%, 07/24/2012 (P)		2,900,000	2,672,010
Citigroup Pty, Ltd.
4.000%, 06/18/2012 (P)		5,500,000	5,079,665
5.500%, 06/18/2012		2,000,000	1,833,737
Commonwealth Bank of Australia
0.533%, 09/17/2014		4,200,000	4,186,207
0.636%, 12/10/2012		3,000,000	2,982,153
0.704%, 07/12/2013		5,400,000	5,382,288
2.500%, 12/10/2012		3,400,000	3,507,290
4.500%, 02/20/2014	AUD	2,500,000	2,179,975
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,356,094
National Australia Bank, Ltd.
0.443%, 06/19/2017		1,700,000	1,581,887
0.481%, 06/29/2016		500,000	473,191
3.375%, 07/08/2014		3,400,000	3,522,995
Suncorp-Metway, Ltd., Series TD
4.535%, 09/11/2013	AUD	6,100,000	5,586,291
Westpac Banking Corp.
2.900%, 09/10/2014		3,400,000	3,456,722

			50,110,680
Canada - 1.24%
Canadian Imperial Bank of
Commerce
5.250%, 09/16/2010	EUR	3,000,000	4,634,081
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	289,156
Falconbridge, Ltd.
7.350%, 06/05/2012		3,000,000	3,244,557
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		700,000	735,310

			8,903,104
Cayman Islands - 0.94%
Foundation Re II, Ltd.
7.023%, 11/26/2010 (P) (S)		400,000	397,867
Mizuho Financial Group, Ltd.
8.375%, 12/29/2049		2,500,000	2,487,500
MUFG Capital Finance 5, Ltd.
6.299%, 01/29/2049 (P)	GBP	1,513,000	1,966,338

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Residential Reinsurance 2007, Ltd.,
Series CL4
6.256%, 06/07/2010 (P) (S)		$1,900,000	$1,914,250

			6,765,955
Denmark - 1.20%
Nykredit Realkredit A/S
5.000%, 01/01/2010	EUR	2,700,000	4,066,375
Realkredit Danmark A/S
5.000%, 01/01/2010		3,000,000	4,518,721

			8,585,096
France - 5.17%
BNP Paribas Covered Bonds SA,
EMTN
4.750%, 05/28/2013		1,700,000	2,743,625
BNP Paribas Home Loan Covered
Bonds SA, EMTN
3.000%, 07/23/2013		2,100,000	3,203,013
Compagnie de Financement Foncier
4.500%, 01/09/2013		2,600,000	4,152,817
Credit Agricole SA
8.375%, (P) (S)		6,400,000	6,720,000
Dexia Credit Local
2.375%, 09/23/2011 (S)		2,800,000	2,878,753
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,098,118
Societe Financement de l'Economie
Francaise
2.250%, 06/11/2012		5,500,000	5,622,749
Societe Generale
5.922%, 07/07/2016 (S)		500,000	385,401
Societe Generale Societe de Credit
Fonciere, EMTN
4.000%, 07/07/2016	EUR	2,000,000	3,112,763
Valeo SA, EMTN
3.750%, 06/24/2013		1,200,000	1,673,389
Vivendi SA
5.750%, 04/04/2013 (S)		4,300,000	4,573,192

			37,163,820
Germany - 1.24%
Kreditanstalt Fuer Wiederaufbau
4.875%, 06/17/2019		4,600,000	5,104,804
Kreditanstalt Fuer Wiederaufbau,
MTN
5.500%, 06/05/2014	AUD	4,200,000	3,790,914

			8,895,718
Ireland - 0.07%
Osiris Capital PLC
5.284%, 01/15/2010 (P) (S)		500,000	499,911

			499,911
Netherlands - 2.89%
Achmea Hypotheekbank NV
0.631%, 11/03/2014 (P) (S)		2,300,000	2,296,757

Global Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Fortis Bank Nederland Holding NV,
EMTN
3.375%, 05/19/2014	EUR	$ 2,400,000	$3,710,750
ING Bank NV
3.375%, 03/03/2014		1,800,000	2,785,373
LeasePlan Corp NV, EMTN
3.250%, 05/22/2014		1,100,000	1,691,033
NIBC Bank NV
3.500%, 04/07/2014		4,000,000	6,201,046
Rabobank Nederland NV
11.000%, 06/29/2049 (S)		3,275,000	4,049,236

			20,734,195
New Zealand - 0.43%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,099,546

			3,099,546
Norway - 0.37%
DnB NOR Boligkreditt, EMTN
4.500%, 05/16/2011	EUR	1,700,000	2,649,966

			2,649,966
South Korea - 0.24%
Export-Import Bank of Korea,
EMTN
5.750%, 05/22/2013		1,100,000	1,742,451

			1,742,451
Switzerland - 0.72%
UBS AG, MTN
5.750%, 04/25/2018		5,000,000	5,167,670

			5,167,670
United Kingdom - 2.72%
Barclays Bank PLC
0.914%, 04/20/2016 (P)	EUR	600,000	813,135
10.179%, 06/12/2021		800,000	1,068,072
HBOS PLC, EMTN
1.018%, 09/01/2016 (P)	EUR	3,200,000	3,759,120
Lloyds TSB Bank PLC
1.251%, 04/02/2012 (P) (S)		1,900,000	1,895,691
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,070,777
Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		2,400,000	2,460,514
Royal Bank of Scotland PLC,
EMTN
2.650%, 04/23/2012		7,800,000	8,023,127
XL Capital Finance PLC
6.500%, 01/15/2012		400,000	413,913

			19,504,349
United States - 15.49%
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,441,840
American Electric Power Company,
Inc.
5.250%, 06/01/2015		2,000,000	2,136,860

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American Express Bank FSB
0.384%, 06/12/2012 (P)		$900,000	$865,652
American General Finance Corp.
6.900%, 12/15/2017		2,000,000	1,403,894
American International Group, Inc.
8.250%, 08/15/2018		1,800,000	1,554,880
American International Group, Inc.,
MTN, Sr Note
5.850%, 01/16/2018		2,200,000	1,670,227
American International Group, Inc.,
Series 1
0.394%, 10/18/2011 (P)		200,000	178,384
American International Group, Inc.,
Series A3
4.875%, 03/15/2067	EUR	1,000,000	615,636
American International Group, Inc.,
Series REGS
8.000%, 05/22/2038		1,150,000	897,928
American International Group, Inc.,
Series WI
8.175%, 05/15/2058		3,600,000	2,052,000
Autozone, Inc.
5.875%, 10/15/2012		500,000	549,410
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	4,800,000	7,359,616
BAE Systems Holdings, Inc.
6.400%, 12/15/2011 (S)		700,000	751,017
Bank of America Corp.
4.625%, 02/07/2017	EUR	1,500,000	2,022,745
Bear Stearns Companies., Inc.
7.250%, 02/01/2018		4,400,000	5,088,283
Boston Scientific Corp.
6.000%, 06/15/2011		700,000	721,000
Capital One Financial Corp.
5.700%, 09/15/2011		600,000	634,079
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,091,325
Citigroup, Inc.
0.860%, 03/05/2014 (P)	EUR	5,900,000	8,165,586
0.916%, 02/09/2016 (P)		2,500,000	3,340,463
5.500%, 04/11/2013		3,400,000	3,514,070
6.000%, 08/15/2017		2,800,000	2,809,778
6.125%, 11/21/2017		3,400,000	3,416,017
CNA Financial Corp.
6.000%, 08/15/2011		1,000,000	1,020,517
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011		300,000	317,826
DR. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,665,000
6.000%, 04/15/2011		800,000	808,000
FN Dus Pool Del Tura
4.260%, 11/12/2039		5,425,000	5,495,355
Goldman Sachs Group, Inc.
5.250%, 06/01/2016	CAD	1,500,000	1,461,356
Home Depot, Inc.
5.400%, 03/01/2016		1,000,000	1,066,082
HSBC Finance Corp.

Global Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
0.604%, 09/14/2012 (P)		$1,700,000	$1,621,956
5.250%, 01/15/2014		400,000	423,532
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,135,396
Johnson Controls, Inc.
5.250%, 01/15/2011		600,000	624,355
Jones Apparel Group, Inc.
0.00%, 11/15/2014 (K)		600,000	570,000
JPMorgan Chase & Company
5.058%, 02/22/2021 (P)	CAD	700,000	671,420
6.000%, 01/15/2018		1,500,000	1,626,027
6.400%, 05/15/2038		1,900,000	2,103,342
JPMorgan Chase Bank NA
4.375%, 11/30/2021 (P)	EUR	500,000	729,893
JPMorgan Chase Capital XX
6.550%, 09/29/2036		900,000	824,857
Lehman Brothers Holdings, Inc.
0.318%, 09/15/2021 (H)		181,862	32,139
5.625%, 01/24/2013 (H)		3,600,000	756,000
6.875%, 05/02/2018 (H)		4,200,000	892,500
Loews Corp.
5.250%, 03/15/2016		200,000	207,012
Masco Corp.
6.125%, 10/03/2016		700,000	667,101
McKesson Corp.
5.700%, 03/01/2017		600,000	637,381
Merrill Lynch & Company, Inc.
1.017%, 05/30/2014 (P)	EUR	600,000	824,068
Morgan Stanley
0.734%, 10/18/2016		600,000	540,389
0.764%, 10/15/2015		1,600,000	1,479,802
1.048%, 03/01/2013	EUR	1,100,000	1,566,318
1.143%, 04/13/2016		200,000	268,235
Motorola, Inc.
6.000%, 11/15/2017		700,000	686,952
Nabors Industries, Inc.
6.150%, 02/15/2018		2,000,000	2,100,834
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	625,998
Nisource Finance Corp.
5.400%, 07/15/2014		200,000	209,252
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,192,770
President and Fellows of Harvard
College
6.500%, 01/15/2039 (S)		1,700,000	2,012,256
RBS Capital Trust I
4.709%, 12/29/2049 (P)		900,000	436,500
Regions Financial Corp.
7.750%, 11/10/2014		1,300,000	1,306,299
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	700,000
Sara Lee Corp.
6.250%, 09/15/2011		500,000	538,483
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	726,314

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Simon Property Group LP, REIT
6.100%, 05/01/2016		$1,000,000	$1,057,480
SLM Corp.
0.454%, 03/15/2011 (P)		1,300,000	1,194,869
Southwest Airlines Company
5.125%, 03/01/2017		500,000	483,304
Sprint Capital Corp., Gtd Sr Note
8.750%, 03/15/2032		200,000	171,250
Sprint Nextel Corp.
6.000%, 12/01/2016		1,000,000	862,500
8.375%, 08/15/2017		3,000,000	2,925,000
Tate & Lyle International Finance
PLC
5.000%, 11/15/2014 (S)		300,000	304,508
The Board of Trustees of The
Leland Stanford Junior University
4.750%, 05/01/2019		1,900,000	2,016,907
WM Covered Bond Program, Series
EMTN
3.875%, 09/27/2011	EUR	3,500,000	5,362,414

			111,230,439

TOTAL CORPORATE BONDS (Cost $274,239,628)			$285,052,900

MUNICIPAL BONDS - 0.73%
California - 0.54%
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2038		4,300,000	3,690,217
5.125%, 06/01/2047		300,000	193,977

			3,884,194
New York - 0.02%
New York City Municipal Water
Finance Authority
8.810%, 12/15/2013 (P)		130,000	119,880

			119,880
Ohio - 0.17%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		1,700,000	1,205,198

			1,205,198
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing
Corp.
0.00%, 08/01/2054		500,000	29,955

			29,955

TOTAL MUNICIPAL BONDS (Cost $6,310,559)			$5,239,227

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.82%
Australia - 1.24%
Crusade Global Trust, Series 2004-
2, Class A2
0.855%, 11/19/2037 (P)	EUR	890,860	1,279,830
Puma Finance, Ltd.
Series 2006-G5, Class A1,

Global Bond Fund (continued)

		Principal
		Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Australia (continued)
0.337%, 02/21/2038		$1,222,480	$1,134,315
Series 2005-P11, Class BA,
3.933%, 08/22/2037 (P)		370,722	329,392
Series 2004-P10, Class BA,
3.973%, 07/12/2036 (P)		426,512	377,673
Superannuation Members Home
Loans Global Fund, Series 2004-
7, Class A1
0.449%, 03/09/2036 (P)		1,033,891	969,024
Swan
Series 2006-1E, Class A1,
0.353%, 05/12/2037 (P)		1,597,334	1,526,729
Series 2006-1E, Class A2,
4.173%, 05/12/2037 (P)		1,437,601	1,274,170
Torrens Trust, Series 2007-1, Class
A
4.183%, 10/19/2038 (P)		2,337,337	2,045,834

			8,936,967
Ireland - 0.45%
German Residential Asset Note
Distributor PLC, Series 2006-1,
Class A
0.979%, 07/20/2016 (P)	EUR	1,219,848	1,516,768
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.933%, 12/15/2016 (P)		1,315,175	1,678,582

			3,195,350
Italy - 0.04%
IntesaBci Sec. 2 SRL, Series 1,
Class A2
0.997%, 08/28/2023 (P)		181,611	268,876

			268,876
Netherlands - 0.42%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.676%, 07/01/2034 (P)	EUR	447,745	652,308
Delphinus BV, Series 2001-II,
Class A1
1.007%, 11/28/2031 (P)		700,720	1,033,504
Dutch Mortgage Portfolio Loans
BV, Class A
0.965%, 11/20/2035 (P)		938,131	1,357,075

			3,042,887
Spain - 0.08%
Bancaja Fondo de Titulizacion de
Activos, Series 2005-8, Class A
0.843%, 10/25/2037 (P)		451,276	559,748

			559,748
United States - 8.59%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.153%, 09/25/2035 (P)		145,383	100,718
American Home Mortgage Investment
Trust

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2007-1, Class GA2,
0.476%, 05/25/2047	$430,416	$94,104
Series 2004-3, Class 5A,
2.754%, 10/25/2034	432,721	320,408
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
4.557%, 02/20/2036	1,504,251	1,310,919
Series 2006-J, Class 4A1,
6.083%, 01/20/2047	216,110	143,396
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.406%, 01/25/2037	2,458,891	1,265,332
Bear Stearns Adjustable Rate Mortgage
Trust
Series 2005-2, Class A2,
2.194%, 03/25/2035	586,277	502,112
Series 2005-5, Class A1,
2.430%, 08/25/2035	1,189,362	996,734
Series 2005-2, Class A1,
2.830%, 03/25/2035	2,137,097	1,836,805
Series 2003-5, Class 1A2,
3.739%, 08/25/2033	96,040	91,201
Series 2004-2, Class 22A,
4.120%, 05/25/2034	376,325	336,030
Series 2005-5, Class A2,
4.550%, 08/25/2035	1,291,977	1,170,807
Series 2005-9, Class A1,
4.625%, 10/25/2035	2,699,603	2,255,990
Series 2004-2, Class 23A,
4.631%, 05/25/2034	165,979	152,571
Series 2003-7, Class 6A,
4.645%, 10/25/2033	204,147	191,058
Series 2003-9, Class 2A1,
4.936%, 02/25/2034	29,203	24,888
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.396%, 02/25/2034	92,277	61,179
Series 2005-7, Class 22A1,
5.437%, 09/25/2035	1,919,749	1,219,289
Series 2006-6, Class 32A1,
5.630%, 11/25/2036	1,702,834	1,001,425
Series 2006-6, Class 31A1,
5.649%, 11/25/2036	2,277,337	1,340,676
Bear Stearns Structured Products,
Inc., Series 2007-R6, Class 1A1
5.630%, 01/26/2036	1,024,553	593,770
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.487%, 05/20/2045	750,770	317,160
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.036%, 08/25/2035	1,128,437	717,822
Series 2005-11, Class 1A1,
2.780%, 12/25/2035	388,431	336,611
Series 2005-6, Class A2,
4.248%, 08/25/2035	769,691	659,967
Series 2005-11, Class A2A,

Global Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
4.700%, 12/25/2035	$1,891,746	$1,656,780
Series 2005-6, Class A1,
5.440%, 08/25/2035	675,085	595,423
Commercial Mortgage Pass Through
Certificates, Series 2006-
CN2A, Class A2FL
0.462%, 02/05/2019	2,600,000	2,368,611
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.416%, 05/25/2047	2,291,012	1,096,551
Series 2006-OA19, Class A1,
0.417%, 02/20/2047	2,247,534	1,005,160
Series 2006-OA1, Class 2A1,
0.447%, 03/20/2046	1,395,252	653,057
Series 2005-81, Class A1,
0.516%, 02/25/2037	4,172,864	2,081,779
Series 2007-11T1, Class A12,
0.586%, 05/25/2037	530,109	284,543
Series 2005-56, Class 2A3,
2.132%, 11/25/2035	116,056	58,197
Series 2005-56, Class 2A2,
2.672%, 11/25/2035	116,135	58,931
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	232,983	198,025
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	354,768	243,548
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	247,040	127,384
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.566%, 02/25/2035	263,852	160,787
Series 2004-25, Class 2A1,
0.576%, 02/25/2035	313,031	198,650
Series 2005-R2, Class 1AF1,
0.576%, 06/25/2035 (P) (S)	132,359	116,501
Series 2004-22, Class A3,
3.510%, 11/25/2034	289,592	235,555
Series 2004-12, Class 12A1,
3.981%, 08/25/2034	874,815	634,439
Series 2004-12, Class 11A1,
4.010%, 08/25/2034	84,459	58,653
Series 2005-HYB9, Class 5A1,
5.250%, 02/20/2036	584,423	317,619
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036	639,249	416,424
CS First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
3.574%, 07/25/2033	28,193	25,867
Series 2003-AR20, Class 2A1,
3.790%, 08/25/2033	316,758	295,090
Federal Home Loan Mortgage
Corp., Series T-63, Class 1A1
1.832%, 02/25/2045 (P)	283,603	267,100
Federal National Mortgage Association
Series 2005-120, Class NF,
0.331%, 01/25/2021 (P)	288,022	286,706

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2003-W6, Class F,
0.581%, 09/25/2042 (P)	$617,898	$579,378
Series 2006-5, Class 3A2,
3.855%, 05/25/2035 (P)	745,710	723,506
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033	167,240	150,241
Series 2003-AR2, Class 2A1,
3.148%, 07/25/2033	85,773	78,942
Series 2005-AR3, Class 2A1,
5.376%, 08/25/2035	132,878	114,339
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.589%, 11/15/2031	374,967	307,097
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
4.611%, 06/25/2034	21,447	17,253
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.316%, 10/25/2046	1,080,444	889,460
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class
A1
3.829%, 10/25/2033	20,945	16,924
GSR Mortgage Loan Trust, Series
2003-1, Class A2
4.510%, 03/25/2033	156,185	147,473
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11,
0.327%, 01/19/2038	479,695	455,088
Series 2006-12, Class 2A2A,
0.427%, 01/19/2038	2,134,213	1,060,706
Series 2006-1, Class 2A1A,
0.477%, 03/19/2036	1,445,959	751,471
Series 2003-1, Class A,
4.063%, 05/19/2033	282,224	255,766
Series 2005-4, Class 3A1,
5.136%, 07/19/2035	45,516	31,972
Indymac Index Mortgage Loan
Trust, Series 2004-AR11, Class
2A
3.416%, 12/25/2034	87,712	60,985
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036	573,249	457,856
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A6,
4.167%, 07/25/2035	626,174	281,846
Series 2003-A2, Class 3A1,
4.376%, 11/25/2033	228,202	218,694
Series 2005-A1, Class 6T1,
5.021%, 02/25/2035	406,066	372,132
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA, Class A1
0.319%, 09/15/2021	326,431	303,016

Global Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.516%, 10/25/2034	$134,514	$103,487
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.679%, 12/15/2030	915,813	823,992
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.486%, 08/25/2036	187,932	116,460
Series 2003-C, Class A1,
0.566%, 06/25/2028	581,706	490,311
Series 2003-A2, Class 1A1,
4.234%, 02/25/2033	117,056	101,886
Series 2005-2, Class 1A,
4.250%, 10/25/2035	1,071,176	864,514
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	900,000	694,477
Series 2007-8, Class A3,
6.155%, 08/12/2049	2,000,000	1,773,995
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.386%, 02/25/2047	556,188	228,538
Series 2006-QO6, Class A1,
0.416%, 06/25/2046	2,445,608	856,259
Series 2006-QO3, Class A1,
0.446%, 04/25/2046	1,495,190	530,436
Residential Asset Mortgage
Products, Inc., Series 2006-RZ5,
Class A1A
0.336%, 08/25/2046	210,055	205,955
Residential Asset Securitization
Trust, Series 2006-R1, Class A2
0.636%, 01/25/2046	661,674	309,637
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
5.201%, 09/25/2035	185,601	120,386
Sequoia Mortgage Trust, Series 5,
Class A
0.587%, 10/19/2026	240,779	180,158
Structured Adjustable Rate Mortgage Loan
Trust
Series 2004-19, Class 2A1,
2.158%, 01/25/2035	810,555	375,524
Series 2004-4, Class 3A2,
3.305%, 04/25/2034	377,291	315,856
Series 2004-1, Class 4A1,
3.720%, 02/25/2034	165,922	142,075
Series 2004-1, Class 4A2,
3.720%, 02/25/2034	912,571	767,149
Series 2004-12, Class 7A1,
5.210%, 09/25/2034	686,064	599,577

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

		Principal
		Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Structured Asset Mortgage
Investments, Inc., Series 2006-
AR3, Class 12A1
0.456%, 05/25/2036		$1,878,516	$898,923
Thornburg Mortgage Securities
Trust, Series 2006-5, Class A1
0.356%, 09/25/2046		1,575,073	1,440,144
Wachovia Bank Commercial
Mortgage Trust, Series 2006-
C28, Class A4
5.572%, 10/15/2048		3,000,000	2,774,029
WaMu Mortgage Pass-Through
Certificates
Series 2005-AR6, Class 2A1A,
0.466%, 04/25/2045		539,737	368,197
Series 2005-AR13, Class A1A1,
0.526%, 10/25/2045		186,008	129,495
Series 2005-AR2, Class 2A1A,
0.546%, 01/25/2045		309,750	209,217
Series 2003-R1, Class A1,
0.776%, 12/25/2027		920,875	715,138
Series 2006-AR19, Class 1A,
1.372%, 01/25/2047		622,629	271,545
Series 2006-AR17, Class 1A1A,
1.442%, 12/25/2046		463,961	252,822
Series 2006-AR3, Class A1A,
1.632%, 02/25/2046		1,046,092	697,697
Series 2002-AR17, Class 1A,
1.832%, 11/25/2042		376,491	246,721
Series 2003-AR9, Class 1A6,
2.833%, 09/25/2033		3,898,344	3,581,321
Series 2003-AR5, Class A7,
2.912%, 06/25/2033		113,580	106,282
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-S, Class A1,
3.122%, 09/25/2034		346,728	322,721
Series 2006-AR2, Class 2A1,
4.950%, 03/25/2036		2,821,869	2,318,446

			61,689,867

TOTAL COLLATERALIZED MORTGAGE

OBLIGATIONS (Cost $100,225,931)			$77,693,695

ASSET BACKED SECURITIES - 2.18%
Canada - 0.13%
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	1,000,000	969,251

			969,251
Ireland - 0.44%
Cars Alliance Funding PLC, Series
2007-1, Class A
0.864%, 10/08/2023	EUR	1,700,000	2,473,061

Global Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ireland (continued)
SC Germany Auto, Series 2007-1,
Class A
0.500%, 08/11/2015	$488,051	$724,925

		3,197,986
Italy - 0.14%
Locat Securitisation Vehicle Srl,
Series 2006-4, Class A2
0.938%, 12/12/2028	725,679	1,002,665

		1,002,665
United States - 1.47%
Access Group, Series 2008-1, Class
A
1.000%, 10/27/2025	2,561,587	2,636,503
Bear Stearns Alt-A Trust, Series
2005-9, Class 24A1
5.506%, 11/25/2035	977,486	537,994
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.286%, 08/25/2037	448,881	417,376
Series 2006-25, Class 2A1,
0.306%, 06/25/2047	768,099	722,314
First Franklin Mortgage Loan Asset
Backed Certificates
Series 2006-FF15, Class A3,
0.286%, 11/25/2036	559,189	542,688
Series 2006-FF18, Class A2A,
0.306%, 12/25/2037	195,818	190,531
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.139%, 01/15/2011	371,780	372,071
Franklin Auto Trust, Series 2008-A,
Class A2
1.237%, 10/20/2011	532,999	533,856
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
0.936%, 01/25/2032	224,520	193,273
HSI Asset Securitization Corp.
Trust, Series 2006-HE2, Class
2A1
0.286%, 12/25/2036	598,719	415,869
Impac Secured Assets Corp., Series
2006-4, Class A2A
0.316%, 01/25/2037	333,259	183,141
JPMorgan Mortgage Acquisition
Corp., Series 2006-WMC3, Class
A2
0.286%, 08/25/2036	55,195	54,272
Mid-State Trust, Series 1995-4,
Class A
8.330%, 04/01/2030	1,288,114	1,344,521
Nelnet Student Loan Trust, Series
2008-4, Class A1
0.812%, 04/27/2015	873,319	874,493
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
0.376%, 01/25/2036	5,137	4,933

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Residential Asset Securitization
Trust, Series 2005-A15, Class
5A1
5.750%, 02/25/2036	$333,900	$222,203
SACO I, Inc., Series 2005-10,
Class 1A
0.496%, 06/25/2036	383,761	130,770
SLM Student Loan Trust, Series
2003-6, Class A4
0.499%, 12/17/2018	405,828	403,535
Soundview Home Equity Loan
Trust, Series 2006-EQ2, Class A1
0.316%, 01/25/2037	5,654	5,595
Structured Asset Securities Corp.,
Series 2006-11, Class A1
3.783%, 10/25/2035 (P)	564,210	349,442
Washington Mutual Alternative
Mortgage Pass-Through
Certificates, Series 2006-AR5,
Class 3A
1.572%, 07/25/2046	429,634	155,738
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.466%, 10/25/2035	245,577	236,094

		10,527,212

TOTAL ASSET BACKED SECURITIES (Cost

$16,760,942)		$15,697,114

SUPRANATIONAL OBLIGATIONS - 0.28%
Australia - 0.28%
European Investment Bank, Bond
5.375%, 05/20/2014	2,200,000	1,982,741

		1,982,741

TOTAL SUPRANATIONAL OBLIGATIONS (Cost

$1,730,644)		$1,982,741

	Shares	Value

PREFERRED STOCKS - 0.18%
United States - 0.18%
SLM Corp. 0.570% (N)	6,200	$80,166
State Street Capital Trust IV, 1.25%
1.254% (N)	1,800,000	1,248,064

		1,328,230

TOTAL PREFERRED STOCKS (Cost $1,869,750)		$1,328,230

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.57%
Commercial Paper - 0.47%
Barclays Bank PLC	$3,400,000	$3,400,000

		3,400,000

Global Bond Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.05%
Deutsche Bank Tri-Party
Repurchase Agreement dated
11/30/2009 at 0.16% to be
repurchased at 13,400,060 on
12/01/2009, collateralized by
4,107,000 Federal Home Loan
Bank, 0.75% due 01/18/2011
(valued at13,674,666, including
interest)	$ 13,400,000	$13,400,000
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
1,328,002 on 12/01/2009,
collateralized by 340,000
Federal Home Loan Mortgage
corp., 3.03% due 05-15-2014
(valued at 341,699, including
interest) and $1,075,000 Federal
National Mortgage Association,
5.00% due 04-30-2029 (valued
at $1,018,563, including
interest)	1,328,000	1,328,000

		14,728,000
U.S. Treasury Bills - 0.05%
U.S. Treasury Bills
0.00%, 04/08/2010	310,000	309,901
0.221%, 03/11/2010 (F)	19,000	18,997

		328,898

TOTAL SHORT-TERM INVESTMENTS (Cost

$18,456,839)		$18,456,898

Total Investments (Cost $728,677,194) - 101.67%		$730,064,338

Other assets and liabilities, net - (1.67%)		(11,976,370)

TOTAL NET ASSETS - 100.00%		$718,087,968

Global Infrastructure Fund

	Shares	Value

COMMON STOCKS - 97.54%
Australia - 3.01%
Macquarie Infrastructure Group	7,000	$8,327
Transurban Group, Ltd.	12,000	59,970

		68,297
Brazil - 2.09%
Cia Energetica de Minas Gerais, ADR	1,596	28,696
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR	516	18,875

		47,571
Canada - 15.27%
Aecon Group, Inc.	700	9,266
ATCO, Ltd.	320	13,538
Canadian Utilities, Ltd.	400	15,596
Enbridge, Inc.	1,800	76,968
Seacliff Construction Corp.	700	7,064
SNC-Lavalin Group, Inc.	900	41,870
Telus Corp.	1,349	43,714
The Churchill Corp. (I)	2,300	42,169

The accompanying notes are an integral part of the financial statements
67

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Infrastructure Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
TransCanada Corp.	3,000	$96,811

		346,996
China - 0.83%
China Telecom Corp., Ltd. ADR	424	18,847
France - 2.21%
France Telecom SA	616	16,219
GDF Suez	816	34,101

		50,320
Germany - 5.48%
E.ON AG	491	19,458
Fraport AG, ADR	300	14,860
Freenet AG (I)	3,331	48,034
RWE AG	459	42,271

		124,623
Israel - 1.40%
Cellcom Israel, Ltd.	1,024	31,754
Italy - 3.46%
Autostrade SpA	1,600	41,508
Enel SpA	4,104	24,588
Terna Rete Elettrica Nazionale SpA	3,000	12,469

		78,565
Japan - 2.76%
Kamigumi Company, Ltd.	1,000	7,850
NTT DoCoMo, Inc.	1,365	20,543
Tokyo Gas Company, Ltd.	8,349	34,336

		62,729
Korea - 1.94%
KT Corp.	2,648	43,983
Netherlands - 2.62%
Koninklijke KPN NV	1,124	20,041
Koninklijke Vopak NV (I)	500	39,393

		59,434
Norway - 0.95%
Telenor ASA, ADR (I)	528	21,590
Portugal - 1.66%
Portugal Telecom SGPS SA	3,112	37,655
Spain - 11.69%
Abertis Infraestructuras SA	2,520	57,466
Enagas	300	6,496
Endesa Sa	1,404	44,049
Gas Natural SDG SA	1,447	30,156
Iberdrola SA	4,444	42,362
Telefonica SA	982	85,071

		265,600
Sweden - 2.52%
Tele2 AB, Series B	3,723	57,323
Switzerland - 1.90%
Swisscom AG	1,116	43,189
Taiwan - 0.22%
Chunghwa Telecom Company, Ltd., ADR	283	5,035
Turkey - 0.49%
Turkcell Iletisim Hizmetleri AS, ADR	726	11,151

Global Infrastructure Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom - 4.86%
BT Group PLC	1,276	$29,552
National Grid PLC	399	21,933
Vodafone Group PLC, SADR	2,593	58,835

		110,320
United States - 32.18%
Apollo Group, Inc., Class A	700	39,949
AT&T, Inc.	2,807	75,621
CenturyTel, Inc.	996	35,448
DeVry, Inc.	300	16,296
Dominion Resources, Inc.	945	34,379
DTE Energy Company	1,421	56,996
Edison International	1,245	42,392
El Paso Corp.	2,500	23,900
Exelon Corp.	901	43,410
FirstEnergy Corp.	323	13,915
FPL Group, Inc.	500	25,985
ITT Educational Services, Inc.	200	18,196
Kinder Morgan Management LLC (I)	655	32,927
OGE Energy Corp.	387	13,390
ONEOK, Inc.	687	27,494
Pinnacle West Capital Corp.	245	8,597
Qwest Communications International, Inc.	5,650	20,623
Spectra Energy Corp.	3,200	62,112
Suburban Propane Partners LP	509	22,345
Telephone & Data Systems, Inc.	152	4,634
USA Mobility, Inc.	440	4,391
Verizon Communications, Inc.	1,475	46,404
Williams Companies, Inc.	3,100	61,659

		731,063

TOTAL COMMON STOCKS (Cost $1,991,814)		$2,216,045

Total Investments (Cost $1,991,814) - 97.54%		$2,216,045

Other assets and liabilities, net - 2.46%		56,000

TOTAL NET ASSETS - 100.00%		$2,272,045

Global Real Estate Fund

	Shares	Value

COMMON STOCKS - 96.40%
Australia - 11.08%
CFS Gandel Retail Trust	1,373,826	$2,475,668
Charter Hall Group, Ltd.	294,411	166,899
Commonwealth Property Office Fund,
REIT	1,694,936	1,464,971
Commonwealth Property Office Fund,
REIT (I)	199,024	166,792
Dexus Property Group, REIT	2,001,438	1,482,035
FKP Property Group, Ltd.	235,442	159,179
General Property Trust, Ltd.	5,333,249	2,900,495
Goodman Group, Ltd.	4,262,681	2,337,013
ING Industrial Fund	242,886	94,214
Macquarie Leisure Trust Group	157,837	212,312
Macquarie Office Trust	4,454,798	1,201,025
Mirvac Group, Ltd.	1,376,200	1,980,705

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Stockland	1,452,522	$5,365,634
Westfield Group	1,060,865	11,843,516

		31,850,458
Austria - 0.14%
Immofinanz Immobiien Anlage AG (I)(L)	100,000	400,508
Bermuda - 1.88%
Hong Kong Land Holdings, Ltd.	1,084,000	5,400,720
Brazil - 0.33%
Multiplan Empreendimentos Imobiliarios
SA	49,750	963,260
Canada - 2.87%
Allied Properties, REIT	46,600	772,693
Boardwalk, REIT	57,550	2,017,576
Chartwell Seniors Housing, REIT	45,200	268,956
Chartwell Seniors Housing, REIT (I)(S)	65,350	388,855
First Capital Realty, Inc.	105,800	2,018,961
InnVest, REIT	32,100	146,296
RioCan Real Estate Investment Trust	151,950	2,634,721

		8,248,058
Finland - 0.27%
Technopolis Oyj	170,000	784,151
France - 4.01%
Fonciere Des Regions (L)	10,499	1,081,768
Klepierre SA	16,000	642,673
Unibail-Rodamco SE, REIT	43,500	9,807,301

		11,531,742
Guernsey, C.I. - 0.20%
Camper & Nicholsons Marina Investments,
Ltd. (I)	1,250,000	586,067
Hong Kong - 15.55%
China Overseas Land & Investment, Ltd.	2,731,452	5,865,467
China Resources Land, Ltd.	1,279,000	2,954,245
Hang Lung Properties, Ltd.	973,592	3,532,923
Henderson Land Development Company,
Ltd.	550,000	3,863,791
Kerry Properties, Ltd.	642,303	3,296,732
Link, REIT	1,014,500	2,559,595
Shimao Property Holdings, Ltd., GDR	1,299,500	2,455,057
Sino Land Company, Ltd.	806,000	1,531,664
Sino-Ocean Land Holdings, Ltd.	801,500	796,365
Sun Hung Kai Properties, Ltd.	1,156,173	17,063,267
Wharf Holdings, Ltd.	150,000	809,114

		44,728,220
Italy - 0.24%
Beni Stabili SpA	800,000	692,955
Japan - 9.59%
Daikyo, Inc. (I)(L)	289,000	608,855
Japan Real Estate Investment Corp., REIT
(L)	178	1,298,061
Mitsubishi Estate Company, Ltd.	572,000	8,944,939
Mitsui Fudosan Company, Ltd.	509,000	8,704,659
MORI TRUST Sogo Reit, Inc.	97	767,778
Nippon Building Fund, Inc., REIT	183	1,486,266
Sumitomo Realty &
Development Company, Ltd.	298,000	5,205,808

Global Real Estate Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Top REIT, Inc.	130	$576,290

		27,592,656
Jersey, C.I. - 0.33%
LXB Retail Properties PLC (I)	583,500	964,715
Luxembourg - 0.22%
ProLogis European Properties (I)(L)	100,000	619,712
Malta - 0.00%
BGP Holdings PLC (I)	4,606,148	7
Netherlands - 1.85%
Corio NV	41,000	2,797,964
Vastned Retail NV	17,000	1,095,982
Wereldhave NV	14,500	1,423,981

		5,317,927
Philippines - 0.22%
Megaworld Corp.	21,000,000	641,946
Singapore - 4.72%
Ascendas, REIT	1,223,088	1,718,673
Capitaland, Ltd.	1,786,500	5,218,582
CapitaMalls Asia, Ltd. (I)	2,317,000	3,833,764
CDL Hospitality Trusts, REIT	787,000	849,196
Suntec, REIT	2,086,000	1,943,035

		13,563,250
South Africa - 0.31%
Growthpoint Properties, Ltd.	470,000	880,348
Thailand - 0.13%
Amata Corp. PCL	1,742,000	366,792
United Kingdom - 8.53%
Big Yellow Group PLC (I)	227,500	1,389,851
British Land Company PLC	455,000	3,356,476
Capital & Regional PLC (I)	1,100,000	707,210
Conygar Investment Company PLC (I)	250,000	456,545
Derwent Valley Holdings PLC	61,004	1,283,407
Great Portland Estates PLC	395,000	1,832,997
Hammerson PLC	80,000	529,873
Hansteen Holdings PLC	300,000	403,441
Helical Bar PLC	170,000	936,512
Land Securities Group PLC	190,000	2,068,664
Liberty International PLC	330,000	2,537,041
London & Stamford Property, Ltd.	400,000	803,788
Max Property Group PLC (I)	400,000	757,110
NR Nordic and Russia Properties, Ltd.	1,480,123	579,792
Primary Health Properties PLC	66,140	306,888
Quintain Estates & Development PLC (I)	159,600	177,538
Safestore Holdings, Ltd.	300,000	692,014
Segro PLC	55,000	294,757
Songbird Estates PLC (I)	200,000	505,089
South African Property Opportunities PLC
(I)	1,400,000	1,450,978
St. Modwen Properties PLC (I)	110,904	388,654
Terrace Hill Group PLC	2,000,000	723,844
Unite Group PLC (I)	521,694	2,337,603

		24,520,072
United States - 33.93%
AMB Property Corp., REIT	27,900	657,045
American Campus Communities, Inc.,
REIT	87,900	2,368,905

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Apartment Investment & Management
Company, Class A, REIT	154,100	$2,081,891
AvalonBay Communities, Inc., REIT	55,478	4,007,731
BioMed Realty Trust, Inc., REIT	112,450	1,539,441
Boston Properties, Inc., REIT (L)	111,800	7,488,364
BRE Properties, Inc., REIT	93,500	2,929,355
Cogdell Spencer, Inc., REIT	91,550	462,328
DiamondRock Hospitality Company, REIT
(I)	178,600	1,435,944
Digital Realty Trust, Inc., REIT (L)	72,750	3,540,015
Douglas Emmett, Inc., REIT	66,750	915,810
Duke Realty Corp., REIT	71,600	802,636
Education Realty Trust, Inc., REIT	35,750	176,963
Equity Residential, REIT	133,750	4,308,088
Government Properties Income Trust,
REIT	22,000	549,340
HCP, Inc., REIT	110,900	3,471,170
Health Care, Inc., REIT	90,600	4,036,230
Host Hotels & Resorts, Inc., REIT	33,350	350,842
Kilroy Realty Corp., REIT (L)	71,600	2,157,308
LaSalle Hotel Properties, REIT	41,100	765,693
LTC Properties, Inc., REIT	29,200	750,732
Mack-Cali Realty Corp., REIT	9,200	282,348
Nationwide Health Properties, Inc., REIT	110,018	3,741,712
ProLogis Company, REIT	308,500	4,035,180
PS Business Parks, Inc., REIT	22,950	1,091,043
Public Storage, Inc., REIT	87,200	6,939,376
Ramco-Gershenson Properties Trust, REIT	59,900	545,090
Regency Centers Corp., REIT	163,230	5,463,308
Retail Opportunity Investments Corp.,
REIT (I)	47,600	494,564
Senior Housing Properties Trust, REIT	181,113	3,761,717
Simon Property Group, Inc., REIT	178,182	12,946,704
SL Green Realty Corp., REIT (L)	64,400	2,860,648
Sovran Self Storage, Inc., REIT	26,750	864,560
Sunstone Hotel Investors, Inc.	251,050	2,033,505
Taubman Centers, Inc., REIT (L)	82,700	2,841,572
Vornado Realty Trust, REIT	37,654	2,464,860
Washington, REIT	92,750	2,420,775

		97,582,793

TOTAL COMMON STOCKS (Cost $201,388,395)		$277,236,357

RIGHTS - 0.05%
Luxembourg - 0.00%
Prologis European Properties (Expiration
Date: 12/14/2009 )(I)	100,000	0
United Kingdom - 0.05%
Quintain Estates & Development PLC

(Expiration Date: 12/09/2009 )(I)	478,800	137,843

TOTAL RIGHTS (Cost $217,204)		$137,843

SHORT-TERM INVESTMENTS - 8.97%
Cash Equivalents - 6.31%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	1,812,209	18,140,573

Global Real Estate Fund (continued)
	Shares	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.66%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 7,646,011 on 12-01-2009,
collateralized by 7,325,000 Federal Homa
Loan Mortgage Corp., 8.675% due 09-15-
2010 (valued at 7,801,125, including

interest)	7,646,000	$7,646,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$25,777,453)		$25,786,573

Total Investments (Cost $227,383,052) - 105.42%		$303,160,773

Other assets and liabilities, net - (5.42%)		(15,587,511)

TOTAL NET ASSETS - 100.00%		$287,573,262
Global Timber Fund
	Shares	Value

COMMON STOCKS - 92.90%
Australia - 3.06%
Gunns, Ltd.	92,234	$75,913
Brazil - 3.11%
Fibria Celulose SA, ADR	4,400	77,094
Canada - 24.11%
Canfor Corp. (I)	17,736	122,004
Sino-Forest Corp. (I)	16,952	296,667
West Fraser Timber Company, Ltd.	6,015	179,527

		598,198
China - 1.78%
Shandong Chenming Paper Holdings, Ltd.	59,670	44,232
Japan - 0.95%
Hokuetsu Paper Mills, Ltd.	4,667	23,500
Sweden - 5.43%
Svenska Cellulosa AB, B Shares	9,748	134,905
United States - 54.46%
Bemis Company, Inc.	2,927	85,761
Clearwater Paper Corp. (I)	1,230	60,430
Deltic Timber Corp.	1,738	66,426
Greif, Inc., Class A	1,332	74,406
International Paper Company	5,981	152,216
MeadWestvaco Corp.	1,051	28,766
Packaging Corp. of America	4,770	95,018
Plum Creek Timber Company, Inc., REIT	3,381	116,611
Potlatch Corp., REIT	3,747	110,312
Rayonier, Inc., REIT	3,212	127,645
Rock-Tenn Company, Class A	1,586	71,640
Schweitzer Mauduit International, Inc.	1,783	109,761
Sonoco Products Company	1,565	44,102
Temple-Inland, Inc.	4,127	74,245
Wausau-Mosinee Paper Corp.	3,420	34,713
Weyerhaeuser Company	2,547	99,180

		1,351,232

TOTAL COMMON STOCKS (Cost $1,739,517)		2,305,074

PREFERRED STOCKS - 7.15%
Brazil - 7.15%
Klabin SA	32,080	89,360
Suzano Papel e Celulose SA	8,248	88,095

		177,455

TOTAL PREFERRED STOCKS (Cost $163,572)		177,455

Total Investments (Cost $1,903,089) - 100.05%		$2,482,529

Other assets and liabilities, net - (0.05%)		(1,272)

TOTAL NET ASSETS - 100.00%		$2,481,257

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund
	Principal
	Amount	Value

CORPORATE BONDS - 49.88%
Advertising - 0.54%
Vertis, Inc., PIK, Gtd Sr Note
13.500%, 04/01/2014	$964,780	$188,132
Vertis, Inc., Series A
18.500%, 10/01/2012	3,681,654	2,172,176

		2,360,308
Aerospace & Defense - 0.24%
Sequa Corp. ,Gtd Sr Note
11.750%, 12/01/2015 (S)	1,155,000	1,027,950
Agriculture - 0.23%
North Atlantic Trading Company,
Inc. Sr Note
10.000%, 03/01/2012 (S)	1,376,750	1,005,028
Airlines - 4.45%
Alaska Airlines, Inc., Pass Thru
Ctf Series 2001-01
7.379%, 05/23/2016	5,935,372	4,510,883
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012	78,468	70,229
American Airlines, Inc.
9.930%, 06/15/2010	512,000	476,160
10.320%, 07/30/2014 (S)	875,821	670,003
AMR Corp.
6.250%, 10/15/2014	1,000,000	867,500
AMR Corp., MTN, Series B
10.400%, 03/10/2011	4,500,000	3,785,625
GOL Finance, Gtd Note
8.750%, 04/29/2049 (S)	3,470,000	2,828,050
Northwest Airlines, Inc.
1.000%, 01/16/2017 (H)	4,470,000	2,816
6.625%, 02/15/2023 (H)	15,690,000	78,450
7.625%, 11/15/2023 (H)	8,745,000	43,725
8.700%, 03/15/2049 (H)	2,055,000	10,275
8.875%, 06/01/2049 (H)	6,360,000	31,800
9.875%, 03/15/2037 (H)	7,045,000	35,225
10.000%, 02/01/2049 (H)	3,115,000	15,575
UAL Corp.
6.000%, 10/15/2029	4,125,000	4,424,063
United Air Lines, Inc.
12.750%, 07/15/2012	1,500,000	1,526,250

		19,376,629
Auto Parts & Equipment - 6.75%
Allison Transmission, Inc., Gtd Sr
Note
11.000%, 11/01/2015 (S)	6,840,000	7,079,400
Allison Transmission, Inc., PIK,
Gtd Sr Note
11.250%, 11/01/2015 (S)	13,025,500	13,351,138
Exide Technologies, Series B
10.500%, 03/15/2013	9,000,000	8,955,000

		29,385,538
Building Materials - 0.05%
USG Corp. ,Gtd Sr Note
9.750%, 08/01/2014 (S)	195,000	204,263

High Income Fund (continued)
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 1.60%
American Pacific Corp.
9.000%, 02/01/2015	$7,485,000	$6,979,763
Commercial Services - 0.22%
MSX International, Inc., Gtd Sr
Sec Note
12.500%, 04/01/2012 (S)	1,185,000	681,375
Quebecor World, Inc.
4.875%, 11/15/2049 (H)	365,000	12,775
6.125%, 11/15/2013 (H)	3,255,000	113,925
6.500%, 08/01/2049 (H)	560,000	19,600
9.750%, 01/15/2049 (H)	3,155,000	110,425

		938,100
Electric - 1.82%
Texas Competitive Electric
Holdings Company LLC, Gtd
Sr Note
10.500%, 11/01/2016	3,730,415	2,312,857
Texas Competitive Electric
Holdings Company LLC, Series
A
10.250%, 11/01/2015	7,915,000	5,619,650

		7,932,507
Entertainment - 1.60%
American Casino & Entertainment
Properties LLC, Sr Sec Note
11.000%, 06/15/2014 (S)	995,000	815,900
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	20,530,000	205,300
12.500%, 06/01/2022 (H)	3,813,380	50,302
Greektown Holdings LLC, Sr
Note
10.750%, 12/01/2013 (H)(S)	7,679,000	1,602,991
Marquee Holdings, Inc., Sr Note
Series B
12.000%, 08/15/2014	820,000	672,400
Mashantucket Western Pequot
Tribe, Bond Series A
8.500%, 11/15/2015 (S)	12,272,000	2,945,280
Mohegan Tribal Gaming
Authority, Sr Sec Note
11.500%, 11/01/2017 (S)	700,000	686,000

		6,978,173
Forest Products & Paper - 1.39%
Abitibi-Consolidated of Canada, Inc.
6.000%, 06/20/2013 (H)	1,620,000	214,650
7.750%, 06/15/2011 (H)	2,051,000	271,758
8.375%, 04/01/2015 (H)	2,850,000	377,625
15.500%, 07/15/2010 (H)	360,000	64,800
Abitibi-Consolidated, Inc.
7.400%, 04/01/2018 (H)	500,000	70,000
7.500%, 04/01/2028 (H)	347,000	47,713
NewPage Corp., Gtd Sr Sec Note
11.375%, 12/31/2014 (S)	675,000	664,875
PE Paper Escrow GmbH, Sr Sec
Note
12.000%, 08/01/2014 (S)	$755,000	$828,613
Pope & Talbot, Inc.
8.375%, 06/01/2013 to 06/01/2013
(H)	2,200,000	9,350
Sappi Papier Holding AG, Sr Note
7.500%, 06/15/2032 (S)	4,935,000	3,084,375

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Verso Paper Holdings LLC, Sr
Sec Note
11.500%, 07/01/2014 (S)	385,000	419,650

		6,053,409
Insurance – 0.23%
MBIA Insurance Company, Sr
Note
14.000%, 01/15/2033 (S)	2,585,000	1,008,150
Internet – 0.11%
Netflix, Inc., Sr Note
8.500%, 11/15/2017 (S)	455,000	466,375
Leisure Time – 0.62%
Travelport LLC
9.875%, 09/01/2014	2,000,000	2,000,000
11.875%, 09/01/2016	715,000	715,000

		2,715,000
Lodging – 7.97%
Little Traverse Bay Bands of
Odawa Indians, Sr Note
10.250%, 02/15/2014 (H)(S)	7,335,000	1,833,750
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	20,585,000	13,431,713
9.750%, 01/15/2011 (H)	4,515,000	428,925
MGM Mirage, Inc., Sr Sec Note
11.125%, 11/15/2017 (S)	1,035,000	1,133,325
MTR Gaming Group, Inc.
9.000%, 06/01/2012	13,820,000	10,641,400
12.625%, 07/15/2014 (S)	6,810,000	6,316,275
Trump Entertainment Resorts,
Inc., Gtd Sr Sec Note
8.500%, 06/01/2015 (H)	13,440,000	940,800

		34,726,188
Media – 12.48%
Adelphia Communications Corp.
7.750%, 01/15/2049 (H)	3,000,000	105,000
9.875%, 03/01/2049 (H)	1,965,000	68,775
10.250%, 11/01/2049 (H)	985,000	34,475
Century Communications
8.375%, 12/15/2049 (H)	1,000,000	0
Charter Communications Holdings I LLC
9.920%, 04/01/2014 (H)	7,475,000	112,125
10.000%, 05/15/2014 (H)	4,055,000	60,825
11.000%, 10/01/2015 (H)	13,145,000	2,711,156
11.125%, 01/15/2014 (H)	2,830,000	42,450
12.125%, 01/15/2015 (H)	2,925,000	43,875
Charter Communications Holdings
II LLC
10.250%, 09/15/2010 to 10/01/2013
(S),(H)	$12,499,000	$15,069,415
Charter Communications, Inc.
12.875%, 09/15/2014 (S)(H)	2,680,000	2,984,850
Idearc, Inc., Gtd Sr Note
8.000%, 11/15/2016 (H)	18,405,000	1,104,300
R.H. Donnelley Corp.
6.875%, 01/15/2013 to
01/15/2013 (H)	3,275,000	294,750
8.875%, 01/15/2016 to
10/15/2017 (H)	16,326,000	1,469,340
Sirius XM Radio, Inc., Sr Note
9.625%, 08/01/2013	4,702,000	4,537,430
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	3,000,000	3,165,000
13.000%, 08/01/2013 (S)	21,680,000	22,493,000

High Income Fund (continued)
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Young Broadcasting, Inc., Gtd Sr
Sub Note
10.000%, 03/01/2011 (H)	8,135,000	81,350

		54,378,116
Mining - 3.93%
CII Carbon LLC, Gtd Sr Sub Note
11.125%, 11/15/2015 (S)	17,330,000	17,135,038
Oil & Gas - 0.18%
Dominion Petroleum
Acquisitions, Sr Sec Conv Note
Series B
8.500%, 10/01/2011 (H)	842,500	767,022
Packaging & Containers - 2.30%
Jefferson Smurfit Corp., Gtd Sr
Note
8.250%, 10/01/2012 (H)	740,000	592,000
Pliant Corp.
11.125%, 12/31/2049 (H)(L)	552,000	59,340
Smurfit-Stone Container Enterprises, Inc.
8.000%, 03/15/2017 (H)	11,000,000	8,662,500
8.375%, 07/01/2012 (H)	400,000	315,000
US Corrugated, Inc., Sr Sec Note
10.000%, 06/12/2013	460,000	400,200

		10,029,040
Real Estate - 0.92%
iStar Financial, Inc., Sr Note
10.000%, 06/15/2014 (S)	1,455,000	1,244,025
Realogy Corp.
3.309%, 09/01/2014 to
09/01/2014	1,466,250	1,243,258
10.500%, 04/15/2014	505,000	406,525
Realogy Corp., PIK, Gtd Sr Note
11.000%, 04/15/2014	1,439,900	1,094,324

		3,988,132
Retail - 0.15%
Steinway Musical Instruments,
Inc.
7.000%, 03/01/2014 (S)	$745,000	$659,325
Telecommunications - 2.10%
Canadian Satellite Radio Holdings, Inc.
12.500%, 02/14/2016	535,800	351,695
12.750%, 02/15/2014 to
02/14/2016	5,514,184	3,167,963
Canadian Satellite Radio
Holdings, Inc., ADR, Sub
Debenture
8.000%, 09/10/2014	1,700,000	789,274
Intelsat Bermuda, Ltd., Gtd Note
11.250%, 02/04/2017 (S)	985,000	975,150
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note
11.500%, 06/15/2016	1,490,000	1,575,675
Mobile Satellite Ventures LP, zero
coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013
14.000%, 04/01/2013 (S)	1,190,000	928,200

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)

	Principal
	Amount	Value
Terrestar Networks, Inc., PIK,
Note
15.000%, 02/15/2014 (S)	1,547,568	1,369,598

		9,157,555

TOTAL CORPORATE BONDS (Cost
$300,583,973)		217,271,609

CONVERTIBLE BONDS - 14.82%
Media - 5.04%
Charter Communications, Inc.,
Bond
6.500%, 10/01/2027 (H)	26,004,000	8,841,360
XM Satellite Radio, Inc., Sr Sub
Note
7.000%, 12/01/2014 (S)	17,265,000	13,121,400

		21,962,760
Transportation - 9.78%
Continental Airlines, Inc., Conv
Note
5.000%, 06/15/2023	8,280,000	8,435,250
Pinnacle Airlines Corp., Sr Note
3.250%, 02/15/2025	3,035,000	2,917,394
UAL Corp., Gtd Sr Sub Note
4.500%, 06/30/2021	29,301,000	22,561,770
US Airways Group, Inc.
7.000%, 09/30/2020	5,920,000	5,357,600
7.250%, 05/15/2014	3,350,000	3,320,688

		42,592,702

TOTAL CONVERTIBLE BONDS (Cost

$57,741,658)		64,555,462

DEFAULTED BONDS BEYOND MATURITY DATE - 0.45%
Electronics - 0.25%
Muzak LLC/Muzak Finance
Corp., Gtd. Sr Sub Note
9.875%, 03/15/2009 (H)	$919,000	$321,650
Muzak LLC/Muzak Finance
Corp., Gtd. Sr Sub Note
10.000%, 02/15/2009 (H)	2,170,000	759,500

		1,081,150
Packaging & Containers - 0.20%
Pliant Corp.

11.625%, 06/15/2009 (H)	1,015,725	893,838

TOTAL DEFAULTED BONDS BEYOND

MATURITY DATE (Cost $4,072,729)		1,974,988

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.99%
DB Master Finance LLC, Series
2006-1, Class-M1
8.285%, 06/20/2031 (S)	2,370,000	1,989,473
Global Tower Partners
Acquisition Partners LLC,
Series 2007-1A, Class G
7.874%, 05/15/2037 (S)	515,000	468,147
GS Mortgage Securities Corp.,
Series 2006-NIM3, Class OS
0.00%, 10/26/2037	5,000	500
Harborview Mortgage Loan Trust

High Income Fund (continued)

	Shares	Value
Series 2006-BU1, Class R,
0.00%, 02/19/2046	161,449,387	2
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	43,094,897	404,015
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	55,841,334	523,513
Series 2007-4, Class ES,
0.350%, 07/19/2047	58,363,812	547,161
Lehman XS Net Interest Margin Notes
Series 2007-GPM8, Class A3,
9.000%, 01/28/2047 (S)(H)	317,665	0
Series 2007-GPM8, Class A4,
9.000%, 01/28/2047 (S)(H)	470,000	0
Ralin Asset Holding Corp., Series
2006 Class Q04, NIM
0.00%, 11/21/2037	170	0
Washington Mutual, Inc., Series
2005-AR19, Class B1

0.936%, 12/25/2045 (P)	2,978,534	370,404

TOTAL COLLATERALIZED MORTGAGE

OBLIGATIONS (Cost $13,081,187)		4,303,215

ASSET BACKED SECURITIES - 0.63%
Dominos Pizza Master Issuer
LLC, Series 2007-1, Class M1

7.629%, 04/25/2037 (S)	3,560,000	2,776,800

TOTAL ASSET BACKED SECURITIES (Cost

$3,559,977)		2,776,800

COMMON STOCKS - 8.33%
Automobiles & Components - 0.96%
Federal Mogul Corp. (I)	31,002	$418,527
Ford Motor Company (I)	426,000	3,787,140

		4,205,667
Commercial & Professional Services - 0.10%
World Color Press, Inc. (I)	47,380	438,265
Consumer Services - 0.06%
Adelphia Recovery Trust (I)	424,949	79,678
Adelphia Recovery Trust (I)	5,806,367	174,191
Fontainebleau Resorts LLC (I)	65,203	0

		253,869
Energy - 0.37%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,609,696
Materials - 0.01%
Pliant Corp. (I)	78	0
Tembec, Inc. (I)	25,800	23,223

		23,223
Media - 2.32%
Canadian Satellite Radio Holdings, Inc. (I)	264,169	350,423
Canadian Satellite Radio Holdings, Inc. (I)	577,161	765,611
Comcast Corp.	197,469	2,727,047
Sirius XM Radio, Inc. (I)	6,726,931	4,237,967
The Star Tribune Company (I)	11,463	169,079
Time Warner Cable, Inc.	44,189	1,851,077
Vertis Holdings, Inc. (I)	48,700	0

		10,101,204
Telecommunication Services - 0.17%
Sprint Nextel Corp. (I)	200,000	742,000

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)

	Shares	Value

Transportation - 4.34%
Delta Air Lines, Inc. (I)	2,159,186	17,683,733
UAL Corp. (I)	47,000	364,720
US Airways Group, Inc. (I)	234,532	865,423

		18,913,876

TOTAL COMMON STOCKS (Cost $70,663,540)		$36,287,800

PREFERRED STOCKS - 3.83%
Airlines - 2.46%
Continental Airlines Finance Trust II
6.000%	515,074	10,719,978
Packaging & Containers - 0.00%
Pliant Corp., Series AA, 13.00%, PIK (I)	685	82
Real Estate - 1.37%
iStar Financial, Inc., Series E 7.875% (I)	310,545	2,288,717
iStar Financial, Inc., Series F 7.800% (I)	198,032	1,445,634
iStar Financial, Inc., Series G 7.650% (I)	79,317	571,082

PREFERRED STOCKS (continued)
Real Estate (continued)
iStar Financial, Inc., Series I 7.500% (I)	232,232	$1,667,426

		5,972,859

TOTAL PREFERRED STOCKS (Cost $18,043,728)		$16,692,919

	Principal
	Amount	Value

TERM LOANS - 13.42%
Advertising - 0.93%
R.H. Donnelley Corp., Tranche
6.750%, 06/30/2010 (H)(P)	$4,548,199	$4,062,111
Airlines - 3.39%
Delta Airlines, Inc.
3.534%, 04/30/2014 (P)	6,885,650	5,584,751
US Airways Group, Inc.
2.781%, 03/23/2014 (P)	14,011,576	9,186,339

		14,771,090
Commercial Services - 0.12%
East Valley Tourist Development
Authority
12.000%, 08/06/2012 (P)	768,705	530,406
Entertainment - 4.48%
Fontainebleau Las Vegas
6.000%, 06/06/2014 (H)(P)	896,963	278,059
6.250%, 06/06/2014 (H)(P)	1,915,537	593,816
Greektown Holdings LLC
0.00%, 12/02/2010 (P)	770,769	574,223
0.00%, 12/02/2010 (P)	4,648,424	4,687,160
0.00%, 12/03/2012 (P)	2,068,484	2,085,721
0.00%, 12/03/2012 (P)	8,581,365	8,652,874
9.750%, 12/31/2009 (P)	904,348	906,609
9.750%, 12/31/2009 (P)	688,014	688,014
15.500%, 12/31/2009 (P)	1,025,332	1,027,895

		19,494,371
Forest Products & Paper - 0.09%
AbitibiBowater, Inc.
5.000%, 06/30/2010 (H)(P)	338,226	294,257

High Income Fund (continued)

	Principal
	Amount	Value

Tembec, Inc.
5.000%, 02/01/2011 (P)	180,000	112,500

		406,757
Media - 4.25%
Idearc, Inc.
5.000%, 11/17/2014 (H)(P)	14,997,400	7,193,398
Lear Corp.
5.000%, 04/25/2012 (P)	9,179,500	10,648,211
The Star Tribune Company
8.000%, 09/28/2014 (H)(P)	436,456	392,265
11.000%, 09/28/2014 (H)(P)	290,971	261,510

		18,495,384
Real Estate - 0.16%
Realogy Corp.

13.500%, 10/16/2017 (P)	675,000	694,913

TOTAL TERM LOANS (Cost $51,612,155)		$58,455,032

WARRANTS - 0.05%
Commercial & Professional Services - 0.05%
World Color Press, Inc (Expiration Date:
07/20/2014; Strike Price: 13.00)(I)	$26,852	$114,121
World Color Press, Inc. (Expiration Date:
07/20/2014; Strike Price: 16.30)(I)	26,852	78,408

		192,529
Materials - 0.00%
New Gold, Inc. (Expiration Date:
06/17/2028; Strike Price: 15.00)(I)	44,388	18,085
Media - 0.00%
Star Tribune Media Holding (Expiration

Date: 09/28/2013; Strike Price: —)(I)	5,140	0

TOTAL WARRANTS (Cost $695,498)		$210,614

OPTIONS PURCHASED - 0.39%
Options - Puts & Calls - 0.39%
Comcast Corp.
15.000%, 01/16/2010 (I)	43,700	21,850
20.000%, 01/16/2010 (I)	161,500	8,075
25.000%, 01/16/2010 (I)	8,450,000	4,225
Delta Airlines, Inc.
5.000%, 01/16/2010 (I)	350,000	1,155,000
7.500%, 01/16/2010 (I)	150,000	150,000
10.000%, 01/16/2010 (I)	150,000	22,500
Over the Counter Purchase Call on the
USD vs. CAD
1.300%, 04/01/2010 (I)	98,000,000	163,954
1.300%, 04/20/2010 (I)	98,000,000	163,954

		1,689,558

TOTAL OPTIONS PURCHASED (Cost $5,566,002)		$1,689,558

SHORT-TERM INVESTMENTS - 2.78%
John Hancock Collateral Investment Trust
(W)(Y)	12	120
Federal Home Loan Bank Discount Notes,

0.02%, 12/01/2009	12,100,000	12,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$12,100,120)		$12,100,120

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)

		Principal
		Amount	Value

Total Investments (Cost $537,720,567) - 95.57%			$416,318,117

Other assets and liabilities, net - 4.43%			19,288,147

TOTAL NET ASSETS - 100.00%			$435,606,264

High Yield Fund

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.59%
Argentina - 0.18%
Republic of Argentina
2.840%, 12/15/2035 (H)(P)	EUR	587,000	$47,596
3.169%, 12/15/2035 (H)(P)		$48,000	3,960
3.720%, 12/15/2035 (H)(P)	ARS	1,938,355	40,462
Argentina (continued)
7.000%, 09/12/2013 (H)		$751,000	$621,453
11.750%, 05/20/2011 to
11/13/2026 (H)	EUR	4,225,000	1,134,226

			1,847,697
Brazil - 0.92%
Federative Republic of Brazil
10.000%, 07/01/2010 to 01/01/2012 BRL		15,979,000	9,203,880

			9,203,880
Indonesia - 0.47%
Republic of Indonesia
9.750%, 05/15/2037	INR	11,122,000,000	1,050,254
10.250%, 07/15/2022 to
07/15/2027	24,033,000,000		2,444,176
11.000%, 09/15/2025	11,174,000,000		1,185,277

			4,679,707
Panama - 0.30%
Republic of Panama
9.375%, 04/01/2029		$2,150,000	3,031,500
Peru - 0.20%
Republic of Peru
6.550%, 03/14/2037		648,000	694,980
7.350%, 07/21/2025		77,000	91,053
8.750%, 11/21/2033		862,000	1,163,700

			1,949,733
Russia - 0.06%
Government of Russia
7.500%, 03/31/2030		526,400	593,569
Turkey - 0.92%
Republic of Turkey
6.875%, 03/17/2036		6,196,000	6,304,430
7.000%, 09/26/2016 to
06/05/2020		681,000	752,990
7.375%, 02/05/2025		1,929,000	2,146,013

			9,203,433
Venezuela - 0.54%
Republic of Venezuela
5.750%, 02/26/2016		4,667,000	2,893,540
7.650%, 04/21/2025		949,000	531,440
8.500%, 10/08/2014		339,000	266,963
9.375%, 01/13/2034		1,588,000	1,075,870

High Yield Fund (continued)

	Principal
	Amount	Value

10.750%, 09/19/2013	$652,000	$599,840

		5,367,653

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost

$37,323,710)		$35,877,172

CORPORATE BONDS - 85.35%
Advertising - 1.29%
Affinion Group, Inc.
10.125%, 10/15/2013 to
10/15/2013	3,185,000	3,248,700
11.500%, 10/15/2015	9,290,000	9,661,600

		12,910,300
Aerospace & Defense - 0.46%
L-3 Communications Corp.
6.375%, 10/15/2015	1,620,000	1,593,675
TransDigm, Inc.
7.750%, 07/15/2014 (S)	2,970,000	3,014,550

		4,608,225
Agriculture - 0.11%
Alliance One International, Inc.,
Sr Note
10.000%, 07/15/2016 (S)	1,060,000	1,113,000
Airlines - 1.50%
American Airlines, Inc
10.500%, 10/15/2012 (S)	1,000,000	1,010,000
AMR Corp.
6.250%, 10/15/2014	245,000	212,538
Continental Airlines, Inc.
7.339%, 04/19/2014	4,060,000	3,674,300
Delta Air Lines, Inc.
7.711%, 09/18/2011	3,490,000	3,385,300
8.954%, 08/10/2014	2,780,003	2,432,503
9.500%, 09/15/2014 (S)	1,435,000	1,456,525
9.750%, 12/17/2016	1,340,000	1,340,000
12.250%, 03/15/2015 (S)	1,590,000	1,470,750

		14,981,916
Apparel - 0.53%
Oxford Industries, Inc.
11.375%, 07/15/2015	4,905,000	5,346,450
Auto Manufacturers - 0.52%
General Motors Corp.
7.200%, 01/15/2011 (H)	9,575,000	2,034,688
8.375%, 07/15/2033 (H)	14,255,000	3,136,100

		5,170,788
Auto Parts & Equipment - 1.14%
Affinia Group, Inc.
10.750%, 08/15/2016 (S)	800,000	868,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	2,929,620	3,002,861
Keystone Automotive Operations,
Inc.
9.750%, 11/01/2013	1,820,000	546,000
Penhall International Corp.
12.000%, 08/01/2014 (S)	6,530,000	3,591,500
TRW Automotive, Inc.
8.875%, 12/01/2017 (S)	1,820,000	1,822,275

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Visteon Corp.
8.250%, 08/01/2010 (H)	2,199,000	703,680
12.250%, 12/31/2016 (H)(S)	1,432,000	844,880

		11,379,196
Banks – 1.75%
Bank of America Corp.
8.125%, 12/29/2049	670,000	583,563
ICICI Bank, Ltd.
6.375%, 04/30/2022 to 04/30/2022
(S)	3,437,000	3,034,909
Rabobank Nederland NV
11.000%, 06/29/2049 (S)	3,040,000	3,758,680
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	$1,720,000	$1,540,554
5.050%, 01/08/2015	680,000	610,282
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 to
05/15/2017 (S)	1,704,000	1,689,302
7.125%, 01/14/2014 to
01/14/2014 (S)	3,480,000	3,655,052
7.175%, 05/16/2013 to
05/16/2013 (S)	1,291,000	1,357,754
9.000%, 06/11/2014 (S)	1,170,000	1,309,932

		17,540,028
Biotechnology – 0.49%
FMC Finance III SA
6.875%, 07/15/2017	3,130,000	3,098,700
Talecris Biotherapeutics Holdings
Corp.
7.750%, 11/15/2016 (S)	1,790,000	1,798,950

		4,897,650
Building Materials – 1.65%
AMH Holdings, Inc.
11.250%, 03/01/2014	6,295,000	5,901,563
Associated Materials LLC
9.875%, 11/15/2016 (S)	1,805,000	1,886,225
Nortek, Inc.
10.000%, 12/01/2013 (H)	3,660,000	3,751,500
NTK Holdings, Inc.
10.750%, 03/01/2014 (H)	10,440,000	417,600
Odebrecht Finance Ltd.
7.500%, 10/18/2017 (S)	3,950,000	4,009,250
USG Corp.
9.750%, 08/01/2014 (S)	480,000	502,800

		16,468,938
Chemicals – 0.90%
Ashland, Inc.
9.125%, 06/01/2017 (S)	2,750,000	2,956,250
Lyondell Chemical Company
1.000%, 12/20/2014	2,998,521	2,173,927
Solutia, Inc.
8.750%, 11/01/2017	2,120,000	2,210,100
Terra Capital, Inc.
7.750%, 11/01/2019 (S)	1,600,000	1,696,000

		9,036,277
Coal – 1.25%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	920,000	899,300

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	2,105,000	2,168,150
International Coal Group, Inc.
10.250%, 07/15/2014	5,855,000	5,679,350
Murray Energy Corp.,
10.250%, 10/15/2015 (S)	3,810,000	3,733,800

		12,480,600
Commercial Services - 3.06%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	$620,000	$533,200
11.750%, 05/01/2016 (S)	5,180,000	4,299,400
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)	2,620,000	2,567,600
Ceridian Corp., (PIK)
12.250%, 11/15/2015	2,758,350	2,592,849
DI Finance/DynCorp International
LLC
9.500%, 02/15/2013	2,286,000	2,308,860
Geo Group, Inc.,
7.750%, 10/15/2017 (S)	1,585,000	1,608,775
H&E Equipment Services, Inc.
8.375%, 07/15/2016	2,365,000	2,294,050
Rental Service Corp.
9.500%, 12/01/2014	4,935,000	4,830,131
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	1,805,000	1,944,888
Service Corp. International
7.500%, 04/01/2027	830,000	730,400
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	3,115,000	3,099,425
Trico Shipping AS
11.875%, 11/01/2014 (S)	3,760,000	3,811,700

		30,621,278
Cosmetics & Personal Care - 0.17%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	1,630,000	1,654,450
Diversified Financial Services - 8.79%
AAC Group Holding Corp.
10.250%, 10/01/2012 (S)	240,000	237,600
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	4,315,000	3,495,150
CIT Group, Inc.
0.00%, 03/12/2010 (H)	3,430,000	2,418,150
Credit Agricole SA
8.375%, 12/31/2049 (S)	1,500,000	1,575,000
Ford Motor Credit Company LLC
12.000%, 05/15/2015	21,190,000	24,421,454
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	4,115,000	4,505,925
GMAC LLC
8.000%, 11/01/2031 (S)	11,505,000	9,865,538
Hawker Beechcraft Acquisition
Co. LLC
8.875%, 04/01/2015	13,179,123	8,830,012
International Lease Finance Corp.
5.750%, 06/15/2011	430,000	399,592
JPMorgan Chase & Company
7.900%,	8,035,000	7,857,587
JSG Funding PLC
7.750%, 04/01/2015	1,275,000	1,217,625

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	3,125,000	609,375
Lukoil International Finance BV
6.356%, 06/07/2017	3,110,000	3,024,475
Ocwen Capital Trust I
10.875%, 08/01/2027	805,000	676,200
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	$1,745,000	$1,640,300
7.000%, 05/01/2017 (S)	2,950,000	2,640,250
TNK-BP Finance SA
6.625%, 03/20/2017 to
03/20/2017 (S)	1,966,000	1,862,785
7.500%, 07/18/2016 to
07/18/2016 (S)	1,575,000	1,576,850
7.875%, 03/13/2018 (S)	1,460,000	1,460,000
UPC Germany GmbH
8.125%, 12/01/2017 (S)	2,600,000	2,596,643
Wells Fargo Capital XIII, Series
GMTN
7.700%, 12/29/2049	6,295,000	5,728,450
Wells Fargo Capital XV
9.750%, 12/29/2049	1,210,000	1,282,600

		87,921,561
Electric - 5.76%
AES Corp.
8.000%, 06/01/2020	750,000	742,500
8.750%, 05/15/2013 (S)	3,512,000	3,573,460
8.875%, 02/15/2011	968,000	999,460
Edison Mission Energy
7.200%, 05/15/2019	3,670,000	2,660,750
7.625%, 05/15/2027	5,700,000	3,762,000
7.750%, 06/15/2016	1,455,000	1,185,825
EEB International Ltd.
8.750%, 10/31/2014 (S)	5,250,000	5,735,625
Energy Future Holdings Corp.
10.875%, 11/01/2017	5,500,000	3,863,750
11.250%, 11/01/2017	28,040,192	17,244,718
Mirant Americas Generation LLC
8.500%, 10/01/2021	340,000	307,700
9.125%, 05/01/2031	1,771,000	1,505,350
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	245,995	254,605
10.060%, 12/30/2028	3,137,228	3,227,423
Mirant North America LLC
7.375%, 12/31/2013	575,000	566,375
North American Energy Alliance
LLC
10.875%, 06/01/2016 (S)	1,200,000	1,251,000
NRG Energy, Inc.
7.250%, 02/01/2014	2,465,000	2,486,569
Orion Power Holdings, Inc.
12.000%, 05/01/2010	1,645,000	1,690,238
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	8,160,000	5,793,600
Texas Competitive Electric
Holdings Company LLC, Series
B
10.250%, 11/01/2015	1,130,000	802,300

		57,653,248

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy-Alternate Sources - 0.21%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	$1,495,000	$1,528,638
VeraSun Energy Corp.
9.375%, 06/01/2017 (H)	3,705,000	537,225

		2,065,863
Entertainment - 1.49%
Choctaw Resort Development
Enterprise
7.250%, 11/15/2019 (S)	837,000	536,726
Downstream Development
Authority of the Quapaw Tribe
of Oklahoma
12.000%, 10/15/2015 (S)	3,705,000	2,982,525
Fontainebleau Las Vegas
Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,000,000	30,000
Indianapolis Downs Capital LLC
11.000%, 11/01/2012 (S)	4,400,000	2,678,500
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	2,900,000	1,827,000
11.500%, 11/01/2017 (S)	1,040,000	1,019,200
Penn National Gaming, Inc.
8.750%, 08/15/2019 (S)	870,000	865,650
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017 (S)	2,825,000	2,810,875
Snoqualmie Entertainment Authority
4.680%, 02/01/2014 (P)(S)	2,315,000	1,180,650
9.125%, 02/01/2015 (S)	570,000	296,400
WMG Acquisition Corp.
9.500%, 06/15/2016 (S)	620,000	666,500

		14,894,026
Food - 0.44%
Del Monte Corp.
7.500%, 10/15/2019 (S)	2,135,000	2,156,350
Dole Food Company, Inc.,
13.875%, 03/15/2014 (S)	52,000	61,100
Smithfield Foods, Inc.,
10.000%, 07/15/2014 (S)	2,110,000	2,210,225

		4,427,675
Forest Products & Paper - 3.82%
Abitibi-Consolidated Company of
Canada,
13.750%, 04/01/2011 (H)(S)	8,900,000	10,057,000
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	9,588,000	8,149,800
Georgia Pacific LLC
8.250%, 05/01/2016 (S)	4,605,000	4,881,300
NewPage Corp.,
11.375%, 12/31/2014 (S)	5,155,000	5,077,675
NewPage Holding Corp.
7.564%, 11/01/2013 (P)	5,441,029	1,469,078
PE Paper Escrow GmbH,
12.000%, 08/01/2014 (S)	1,170,000	1,284,075

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Smurfit Capital Funding PLC
7.500%, 11/20/2025	$2,280,000	$1,975,050
Verso Paper Holdings LLC
9.125%, 08/01/2014	2,360,000	2,171,200
11.500%, 07/01/2014 (S)	2,865,000	3,122,850

		38,188,028
Government - 0.21%
Mubadala Development Company
5.750%, 05/06/2014 (S)	2,020,000	2,143,826
Healthcare Products - 0.81%
Biomet, Inc.
10.000%, 10/15/2017	1,580,000	1,670,850
10.375%, 10/15/2017	3,260,000	3,496,350
Universal Hospital Services, Inc.
3.859%, 06/01/2015	1,300,000	1,092,000
8.500%, 06/01/2015	1,855,000	1,827,175

		8,086,375
Healthcare Services - 5.03%
CRC Health Corp.
10.750%, 02/01/2016	11,340,000	8,958,600
HCA, Inc.
9.625%, 11/15/2016	12,019,000	12,815,259
Tenet Healthcare Corp.
7.375%, 02/01/2013	256,000	252,160
9.000%, 05/01/2015 (S)	1,237,000	1,308,128
10.000%, 05/01/2018 (S)	8,642,000	9,614,225
U.S. Oncology Holdings, Inc.,
PIK
6.428%, 03/15/2012	8,464,000	7,617,600
U.S. Oncology, Inc.
9.125%, 08/15/2017 (S)	3,290,000	3,429,825
Vanguard Health Holding
Company I LLC
11.250%, 10/01/2015	2,135,000	2,241,750
Vanguard Health Holding
Company II LLC
9.000%, 10/01/2014	4,000,000	4,120,000

		50,357,547
Holding Companies - 0.59%
Leucadia National Corp
7.750%, 08/15/2013	1,350,000	1,355,063
Leucadia National Corp.
8.125%, 09/15/2015	1,840,000	1,863,000
Reynolds Group
7.750%, 10/15/2016 (S)	2,705,000	2,732,050

		5,950,113
Home Furnishings - 1.09%
Norcraft Companies LP
9.000%, 11/01/2011	4,770,000	4,770,000
Norcraft Holdings Capital
9.750%, 09/01/2012	6,395,000	6,075,250
Simmons Holdco, Inc., PIK
0.000%, 02/15/2012	2,725,775	40,887

		10,886,137

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Products - 0.49%
ACCO Brands Corp.,
10.625%, 03/15/2015 (S)	$2,260,000	$2,437,975
American Achievement Corp.
8.250%, 04/01/2012 (S)	1,300,000	1,290,250
American Greetings Corp.
7.375%, 06/01/2016 to 06/01/2016	1,210,000	1,158,425

		4,886,650
Insurance - 1.07%
American International Group, Inc.
5.450%, 05/18/2017	6,370,000	4,846,277
5.600%, 10/18/2016	730,000	561,433
8.250%, 08/15/2018	3,170,000	2,738,316
American International Group,
Inc., MTN,
5.850%, 01/16/2018	870,000	660,499
American International Group,
Inc., Series WI
8.175%, 05/15/2058	1,115,000	635,550
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)	1,310,000	1,244,500

		10,686,575
Iron & Steel - 2.02%
Evraz Group SA
8.875%, 04/24/2013 to
04/24/2013 (S)	4,510,000	4,489,650
9.500%, 04/24/2018 (S)	710,000	711,775
GTL Trade Finance, Inc.
7.250%, 10/20/2017 to 10/20/2017
(S)	4,499,000	4,620,565
Metals USA, Inc.
11.125%, 12/01/2015	7,360,000	7,185,200
Ryerson, Inc., Sr Sec Note
12.000%, 11/01/2015	3,125,000	3,179,688

		20,186,878
Leisure Time - 0.37%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)	640,000	651,200
NCL Corp., Ltd.
11.750%, 11/15/2016 (S)	3,140,000	3,096,825

		3,748,025
Lodging - 3.70%
Ameristar Casinos, Inc.,
9.250%, 06/01/2014 (S)	1,000,000	1,020,000
Boyd Gaming Corp.
6.750%, 04/15/2014	3,370,000	2,948,750
7.125%, 02/01/2016	2,530,000	2,061,950
Harrah's Operating Company, Inc.
10.000%, 12/15/2015 (S)	1,580,000	1,248,200
10.750%, 02/01/2016	5,110,000	3,934,700
11.250%, 06/01/2017 (S)	2,385,000	2,438,663
Harrahs Operating Escrow LLC,
11.250%, 06/01/2017 (S)	5,325,000	5,431,500
Inn of the Mountain Gods Resort
& Casino
12.000%, 11/15/2010 (H)	8,366,000	3,346,400

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
Mandalay Resort Group
7.625%, 07/15/2013	$1,500,000	$1,140,000
MGM Mirage, Inc.
6.625%, 07/15/2015	260,000	193,700
8.375%, 02/01/2011	3,120,000	2,956,200
8.500%, 09/15/2010	230,000	228,275
10.375%, 05/15/2014 (S)	460,000	491,050
11.125%, 11/15/2017 (S)	1,105,000	1,209,975
11.375%, 03/01/2018 (S)	5,825,000	5,024,063
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	5,610,000	1,178,100
6.500%, 02/01/2014 (H)	500,000	5,000
6.625%, 03/15/2018 (H)	1,705,000	17,050
7.750%, 08/15/2016 (H)	6,180,000	1,297,800
Wynn Las Vegas LLC
7.875%, 11/01/2017 (S)	865,000	860,675

		37,032,051
Media - 3.37%
Charter Communications Holdings I LLC
7.875%, 09/01/2019 (H)	7,695,000	7,752,713
11.000%, 10/01/2015 to
10/01/2015 (H)	24,014,000	4,938,738
Charter Communications
Holdings II LLC
10.250%, 10/01/2013 (H)(L)	3,338,000	4,105,740
Charter Communications Holdings LLC
11.750%, 05/15/2011 (H)	1,355,000	6,775
12.125%, 01/15/2012 (H)	1,230,000	3,075
Charter Communications, Inc.
12.875%, 09/15/2014 (H)(S)	4,475,000	4,984,031
CMP Susquehanna Radio
Holdings Corp.
1.000%, 05/15/2014	192,000	72,000
Idearc, Inc.,
8.000%, 11/15/2016 (H)	6,615,000	396,900
Net Servicos De Comunicacao SA
7.500%, 01/27/2020 (S)	1,000,000	1,001,250
R.H. Donnelley Corp., Series A-3
8.875%, 01/15/2016 (H)	1,960,000	176,400
Sun Media Corp.
7.625%, 02/15/2013	1,350,000	1,208,250
TL Acquisitions, Inc.
13.250%, 07/15/2015 (S)	3,120,000	2,967,900
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	4,260,000	4,632,750
UPC Holding BV
9.875%, 04/15/2018 (S)	1,455,000	1,513,200

		33,759,722
Mining - 2.59%
FMG Finance Pty, Ltd.
10.625%, 09/01/2016 (S)	5,930,000	6,463,700
Noranda Aluminium Acquisition
Corp.
5.274%, 05/15/2015 (P)	5,122,596	3,713,882
Novelis, Inc.
7.250%, 02/15/2015	3,676,000	3,317,590
11.500%, 02/15/2015 (S)	2,565,000	2,667,600

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA, Ltd.,
9.000%, 05/01/2019	$1,005,000	$1,281,036
Teck Resources, Ltd.
9.750%, 05/15/2014	250,000	280,938
10.250%, 05/15/2016	1,220,000	1,378,600
10.750%, 05/15/2019	900,000	1,050,750
Vale Overseas, Ltd.
6.875%, 11/21/2036	1,612,000	1,644,896
8.250%, 01/17/2034	1,021,000	1,213,046
Vedanta Resources PLC,
8.750%, 01/15/2014 (S)	2,870,000	2,877,175

		25,889,213
Miscellaneous Manufacturers - 0.30%
American Railcar Industries, Inc.
7.500%, 03/01/2014	1,610,000	1,465,100
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	410,000	438,188
Koppers, Inc.
7.875%, 12/01/2019 (S)	1,130,000	1,130,000

		3,033,288
Oil & Gas - 7.48%
Belden & Blake Corp.
8.750%, 07/15/2012	8,260,000	7,702,450
Berry Petroleum Company
10.250%, 06/01/2014	2,340,000	2,503,800
Chesapeake Energy Corp.
6.250%, 01/15/2018	6,185,000	5,566,500
6.500%, 08/15/2017	100,000	92,750
6.625%, 01/15/2016	1,000,000	940,000
7.250%, 12/15/2018	2,800,000	2,695,000
Corral Finans AB
1.784%, 04/15/2010 (P)(S)	7,616,508	6,245,537
Encore Acquisition Company
9.500%, 05/01/2016	1,035,000	1,091,925
Exco Resources, Inc.
7.250%, 01/15/2011	2,545,000	2,532,275
Forest Oil Corp.
8.500%, 02/15/2014 (S)	2,445,000	2,500,013
Hercules Offshore LLC,
10.500%, 10/15/2017 (S)	1,980,000	1,999,800
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,160,000	2,273,400
Mariner Energy, Inc.
7.500%, 04/15/2013	1,355,000	1,327,900
8.000%, 05/15/2017	1,760,000	1,663,200
OPTI Canada, Inc.
8.250%, 12/15/2014	3,895,000	3,116,000
9.000%, 12/15/2012 (S)	2,110,000	2,110,000
Petrobras International Finance
Company
6.875%, 01/20/2040	1,175,000	1,209,868
PetroHawk Energy Corp.
7.875%, 06/01/2015	1,390,000	1,386,525
9.125%, 07/15/2013	3,125,000	3,242,188
Plains Exploration & Production Company
8.625%, 10/15/2019	1,690,000	1,694,225
10.000%, 03/01/2016	3,355,000	3,598,238

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Quicksilver Resources, Inc.
7.125%, 04/01/2016	$1,675,000	$1,511,688
8.250%, 08/01/2015	415,000	412,925
11.750%, 01/01/2016	1,105,000	1,227,931
SandRidge Energy Inc., PIK
8.625%, 04/01/2015	8,445,000	8,096,644
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	810,000	763,425
Stone Energy Corp.
6.750%, 12/15/2014	3,855,000	3,315,300
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,630,000	2,485,350
Whiting Petroleum Corp.
7.000%, 02/01/2014	893,000	893,000
7.250%, 05/01/2012	595,000	597,975

		74,795,832
Oil & Gas Services - 1.08%
Basic Energy Services,Inc.
11.625%, 08/01/2014	2,950,000	3,127,000
Cie Generale de Geophysique-
Veritas
9.500%, 05/15/2016 (S)	240,000	253,200
Compagnie Generale de
Geophysique SA
7.500%, 05/15/2015	1,690,000	1,673,100
Complete Production Services,
Inc.
8.000%, 12/15/2016	2,485,000	2,435,300
Key Energy Services, Inc.
8.375%, 12/01/2014	3,380,000	3,299,725

		10,788,325
Packaging & Containers - 0.51%
Berry Plastics Escrow LLC,
8.250%, 11/15/2015 (S)	1,760,000	1,729,200
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	2,350,000	2,938
Solo Cup Company,
10.500%, 11/01/2013 (S)	3,230,000	3,399,575

		5,131,713
Pharmaceuticals - 0.00%
Leiner Health Products, Inc.
11.000%, 06/01/2012 (H)(L)	14,530,000	1,453
Pipelines - 2.06%
Atlas Pipeline Partners LP
8.750%, 06/15/2018	2,590,000	2,097,900
Dynegy Holdings, Inc.
7.750%, 06/01/2019	9,695,000	7,925,663
Dynegy-Roseton Danskammer
7.670%, 11/08/2016	700,000	661,500
El Paso Corp.
7.375%, 12/15/2012	225,000	229,302
7.875%, 06/15/2012	3,025,000	3,100,625
Enterprise Products Operating LLC
7.034%, 01/15/2068	3,350,000	3,077,813
8.375%, 08/01/2066 (P)	1,140,000	1,110,075

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
MarkWest Energy Partners LP,
8.750%, 04/15/2018	$1,640,000	$1,652,300
SemGroup LP
8.750%, 11/15/2015 (H)(S)	10,803,000	756,210

		20,611,388
Real Estate - 0.80%
Ashton Woods USA LLC, Step up
to 11.00% on 02/24/2012
0.00%, 06/30/2015 (S)	1,638,000	614,250
Forest City Enterprises, Inc.
7.625%, 06/01/2015	145,000	123,250
Host Hotels & Resorts LP
6.375%, 03/15/2015	660,000	622,050
Realogy Corp.,
10.500%, 04/15/2014	7,570,000	6,093,850
Realogy Corp., PIK,
11.000%, 04/15/2014	682,610	518,784

		7,972,184
Real Estate - 0.03%
Ventas Realty LP
6.500%, 06/01/2016	320,000	302,400
Retail - 3.68%
Blockbuster, Inc.,
11.750%, 10/01/2014 (S)	3,270,000	3,057,450
Denny's Corp.
10.000%, 10/01/2012	1,850,000	1,887,000
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013
(S)	7,400,000	6,765,338
Eye Care Centers of America
10.750%, 02/15/2015	3,170,000	3,257,175
Inergy LP/Inergy Finance Corp.
8.250%, 03/01/2016	135,000	136,013
Landry's Restaurants, Inc.,
11.625%, 12/01/2015 (S)	2,040,000	2,075,700
Limited Brands, Inc.
8.500%, 06/15/2019 (S)	335,000	353,425
Michaels Stores, Inc.,
10.000%, 11/01/2014	5,215,000	5,319,300
Neiman Marcus Group, Inc.
7.125%, 06/01/2028	3,055,000	2,596,750
9.000%, 10/15/2015	7,369,177	6,650,682
Sbarro, Inc.
10.375%, 02/01/2015	3,120,000	2,464,800
Suburban Propane Partners LP
6.875%, 12/15/2013	2,300,000	2,265,500

		36,829,133
Semiconductors - 0.49%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)	745,000	696,575
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	1,805,000	1,534,250
9.125%, 12/15/2014	1,164,806	943,493
10.125%, 12/15/2016	2,422,000	1,701,455

		4,875,773

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Software - 0.36%
First Data Corp
9.875%, 09/24/2015	$4,055,000	$3,568,400
Telecommunications - 9.55%
ALLTEL Communications, Inc.
10.375%, 12/01/2017 (S)	3,940,000	4,839,971
America Movil SAB de CV
5.625%, 11/15/2017	1,410,000	1,509,064
Axtel SAB de CV
7.625%, 02/01/2017	5,050,000	4,851,604
CC Holdings GS V LLC,
7.750%, 05/01/2017 (S)	2,430,000	2,569,725
Cincinnati Bell Telephone
Company
6.300%, 12/01/2028	2,115,000	1,602,113
Cricket Communications, Inc.
7.750%, 05/15/2016 (S)	2,870,000	2,834,125
Frontier Communications Corp
8.125%, 10/01/2018	1,155,000	1,157,888
Globo Comunicacoes e
Participacoes SA
7.250%, 04/26/2022 (S)	3,798,000	3,940,425
Hawaiian Telcom
Communications, Inc.
12.500%, 05/01/2015 (H)	3,360,000	336
Intelsat Intermediate Holding
Company, Ltd.
9.500%, 02/01/2015 (P)	515,000	517,575
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	2,625,000	2,625,000
11.250%, 06/15/2016	2,875,000	3,069,063
11.500%, 06/15/2016	12,205,000	12,906,788
iPCS, Inc.,
2.406%, 05/01/2013 (P)	1,640,000	1,447,300
Level 3 Financing, Inc.
9.250%, 11/01/2014	5,900,000	5,206,750
12.250%, 03/15/2013	2,840,000	2,964,250
Nordic Telephone Company
Holdings
8.875%, 05/01/2016 (S)	3,520,000	3,696,000
Qwest Communications International, Inc.
7.500%, 02/15/2014	1,733,000	1,715,670
8.000%, 10/01/2015 (S)	1,100,000	1,100,000
Sprint Capital Corp.
8.375%, 03/15/2012	2,000,000	2,045,000
8.750%, 03/15/2032	14,050,000	12,030,313
True Move Co., Ltd.
10.375%, 08/01/2014 (S)	2,610,000	2,375,100
10.750%, 12/16/2013 to
12/16/2013 (S)	10,600,000	9,864,650
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	3,600,000	3,636,000
Vimpelcom
8.375%, 04/30/2013 (S)	580,000	601,750
Virgin Media, Inc.
9.125%, 08/15/2016	1,225,000	1,258,688
Wind Acquisition Finance SA,
11.750%, 07/15/2017 (S)	1,495,000	1,659,450

High Yield Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Windstream Corp,
7.875%, 11/01/2017 (S)		$2,475,000	$2,462,625
Windstream Corp.,
8.625%, 08/01/2016		1,000,000	1,007,500
World Access, Inc.
13.250%, 01/15/2008 (H)		1,450,274	10,152

			95,504,875
Transportation - 2.34%
Gulfmark Offshore, Inc.
7.750%, 07/15/2014		1,930,000	1,910,700
Horizon Lines, Inc.
4.250%, 08/15/2012		5,375,000	4,246,250
Kansas City Southern de Mexico SA de
CV
7.375%, 06/01/2014		2,975,000	2,856,000
9.375%, 05/01/2012		5,615,000	5,741,338
Kansas City Southern Railway
Company
13.000%, 12/15/2013		775,000	891,250
RailAmerica, Inc.,
9.250%, 07/01/2017 (S)		4,226,000	4,416,170
Swift Transportation Company,
Inc.
8.023%, 05/15/2015 (S)		335,000	237,850
Teekay Shipping Corp.,
8.875%, 07/15/2011		3,022,000	3,112,660

			23,412,218

TOTAL CORPORATE BONDS (Cost $921,334,954)			$853,799,591

DEFAULTED BONDS BEYOND MATURITY DATE - 0.59%
Argentina - 0.48%
Republic of Argentina
7.000%, 03/18/2004 (H)	EUR	625,000	351,926
7.000%, 03/18/2004 (H)		6,100,000,000	1,423,838
7.625%, 08/11/2007 (H)		505,000,000	148,813
8.000%, 02/26/2008 (H)		304,137	152,987
8.000%, 10/30/2009 (H)		175,000,000	49,535
8.125%, 10/04/2004 (H)		375,000	203,836
8.125%, 04/21/2008 (H)		625,000	351,926
8.500%, 02/23/2005 (H)		2,400,000	681,745
9.000%, 06/20/2003 (H)		600,000	331,092
9.000%, 05/26/2009 (H)		100,000	58,748
9.250%, 10/21/2002 (H)		225,000	122,132
9.500%, 03/04/2004 (H)		456,000	273,883
9.750%, 11/26/2003 (H)		425,000	228,780
10.000%, 02/22/2007 (H)		775,000	445,116

			4,824,357
Diversified Financial Services - 0.11%
CIT Group, Inc.

4.125%, 11/03/2009 (H)		$1,585,000	$1,125,350

TOTAL DEFAULTED BONDS BEYOND MATURITY

DATE (Cost $5,119,840)			$5,949,707

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)

		Shares	Value

COMMON STOCKS - 0.32%
Materials - 0.32%
Georgia Gulf Corp. (I)		220,202	$3,212,747
Telecommunication Services - 0.00%

XO Holdings, Inc. (I)		821	501

TOTAL COMMON STOCKS (Cost $8,192,767)			$3,213,248

PREFERRED STOCKS - 1.33%
Diversified Financials - 1.33%
Bank of America Corp. 8.000%(I)(N)		$560,000	$487,754
Bank of America Corp., Series L 7.250%(I)		9,380	7,996,450
Capital One Capital V 10.250%(I)		2,340,000	2,574,000
GMAC, Inc. 7.000%(S)		3,645	2,205,339

			13,263,543
Media - 0.00%
CMP Susquehanna Radio Holdings Corp.,
Series A 9.875%(N)(S)		44,870	16,826
ION Media Networks, Inc., Series B
12.000%(I)		10	0

			16,826

TOTAL PREFERRED STOCKS (Cost $12,763,639)			$13,280,369

TERM LOANS - 5.82%
Airlines - 0.34%
United Air Lines, Inc.
2.312%, 01/12/2014 (P)		4,368,671	3,366,996
Auto Manufacturers - 0.13%
Ford Motor Company
3.250%, 11/29/2013 (P)		1,484,823	1,300,810
Auto Parts & Equipment - 0.49%
Allison Transmission, Inc.
3.009%, 08/07/2014 (P)		5,426,664	4,748,331
Penhall Holding Company
12.824%, 04/01/2012 (P)		3,471,884	138,875

			4,887,206
Banks - 0.14%
HSBC Bank PLC
8.900%, 12/20/2010 (P)	RUB	52,153,000	1,450,063
Chemicals - 0.27%
Lyondell Chemical Company
5.801%, 12/15/2009 (P)		2,750,000	2,667,500
Diversified Financial Services - 1.36%
CIT Group, Inc.
1.046%, 01/18/2012 (H)(P)		2,000,000	2,078,500
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (P)(S)		11,540,000	9,520,500
Hawker Beechcraft Acquisition
Company LLC
2.246%, 03/26/2014 (P)		2,739,153	2,044,778

			13,643,778
Electric - 0.13%
NRG Energy, Inc.
1.996%, 02/01/2014 (P)		1,413,037	1,293,076

High Yield Fund (continued)

	Principal
	Amount	Value

TERM LOANS (continued)
Healthcare Services - 0.54%
Iasis Holdco, Inc., PIK
6.289%, 06/15/2014 (P)	$6,170,190	$5,455,479
Lodging - 0.19%
Harrahs Operating Company, Inc.
9.500%, 10/31/2016 (P)	2,000,000	1,935,500
Media - 0.68%
Idearc, Inc.
2.480%, 11/01/2014 (P)	3,180,527	1,525,518
Newsday LLC
10.500%, 07/15/2013 (P)	5,000,000	5,233,335

		6,758,853
Oil & Gas - 0.98%
Ashmore Energy
3.287%, 03/30/2014 (P)	3,403,327	3,101,282
Turbo Beta, Ltd.
14.500%, 03/15/2018 (P)	7,941,284	6,670,677

		9,771,959
Real Estate - 0.41%
Realogy Corp.
13.500%, 10/15/2017 (P)	4,000,000	4,118,000
Retail - 0.16%
Michaels Stores, Inc.
2.500%, 07/31/2016 (P)	858,340	761,777
2.562%, 10/31/2013 (P)	929,241	799,534

		1,561,311

TOTAL TERM LOANS (Cost $61,663,451)		$58,210,531

WARRANTS - 0.01%
Banks - 0.00%
CNB Capital Trust I (Expiration Date:
03/23/2019)(I)(S)	51,274	1,361
Hotels & Restaurants - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014)(I)	4,996	0
Republic of Venezuela - 0.01%
Republic of Venezuela (Expiration Date:

04/15/2020; Strike Price: 26.00)(I)	305,000	80,825

TOTAL WARRANTS (Cost $95,911)		$82,186

SHORT-TERM INVESTMENTS - 0.82%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	398,340	3,987,463
Deutsche Bank Tri-Party
Repurchase agreement dated
11/30/2009 at 0.16% to be
repurchased at 4,200,019 on
12/01/2009, collateralized by
3,920,000 Federal Home Loan
Mortgage Corp., 5.25% due
07/18/2011 (valued at
4,359,471, including interest)	4,200,000	4,200,000

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $8,187,651)	$8,187,463
Total Investments (Cost $1,054,681,923) - 97.83%	978,600,267
Other assets and liabilities, net - 2.17%	$21,749,244

TOTAL NET ASSETS - 100.00%	$1,000,349,511

Index 500 Fund

	Shares	Value

COMMON STOCKS - 99.80%
Automobiles & Components - 0.57%
Ford Motor Company	643,618	$5,721,753
Goodyear Tire & Rubber Company	48,331	662,618
Harley-Davidson, Inc. (L)	46,868	1,365,734
Johnson Controls, Inc.	118,973	3,218,220

		10,968,325
Banks - 3.37%
BB&T Corp. (L)	136,182	3,390,932
Comerica, Inc.	30,193	859,595
Fifth Third Bancorp	158,905	1,601,762
First Horizon National Corp. (L) (I)	43,800	593,490
Hudson City Bancorp, Inc.	94,240	1,252,450
Huntington Bancshares, Inc. (L)	113,690	434,296
KeyCorp	175,534	1,028,629
M&T Bank Corp. (L)	16,497	1,081,873
Marshall & Ilsley Corp.	73,550	422,913
Morgan Stanley	271,563	8,575,960
People's United Financial, Inc.	69,605	1,133,865
PNC Financial Services Group, Inc.	92,189	5,255,695
Regions Financial Corp. (L)	237,402	1,391,176
SunTrust Banks, Inc.	99,666	2,355,108
U.S. Bancorp	382,015	9,218,022
Wells Fargo & Company	933,393	26,172,340
Zions Bancorp (L)	25,262	332,195

		65,100,301
Capital Goods - 7.57%
3M Company	139,525	10,804,816
Boeing Company	145,142	7,606,892
Caterpillar, Inc.	124,135	7,248,243
Cummins, Inc.	40,321	1,810,413
Danaher Corp.	51,746	3,669,826
Deere & Company	84,506	4,521,916
Dover Corp.	37,190	1,520,327
Eaton Corp.	33,087	2,114,259
Emerson Electric Company	150,169	6,218,498
Fastenal Company (L)	26,412	979,357
First Solar, Inc. (L)	9,420	1,122,016
Flowserve Corp.	11,174	1,111,366
Fluor Corp.	35,937	1,526,604
General Dynamics Corp.	76,942	5,070,478
General Electric Company	2,123,256	34,014,561
Goodrich Corp.	24,772	1,469,970
Honeywell International, Inc.	150,261	5,780,541
Illinois Tool Works, Inc.	76,946	3,742,653
ITT Corp.	36,444	1,884,884
Jacobs Engineering Group, Inc.	24,765	866,527
L-3 Communications Holdings, Inc.	23,292	1,825,394
Lockheed Martin Corp.	64,507	4,981,876
Masco Corp.	71,769	974,623
Northrop Grumman Corp.	63,558	3,482,978

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
PACCAR, Inc.	72,592	$2,691,711
Pall Corp.	23,563	750,010
Parker-Hannifin Corp.	32,072	1,730,605
Precision Castparts Corp. (L)	28,016	2,904,699
Quanta Services, Inc. (I)	39,626	742,988
Raytheon Company	77,800	4,009,034
Rockwell Automation, Inc. (L)	28,363	1,233,507
Rockwell Collins, Inc.	31,498	1,683,883
Snap-on, Inc.	11,556	417,749
Stanley Works (L)	15,863	770,466
Textron, Inc. (L)	53,919	1,081,076
United Technologies Corp.	188,068	12,645,692
W.W. Grainger, Inc.	12,483	1,219,589

		146,230,027
Commercial & Professional Services - 0.66%
Avery Dennison Corp.	22,527	846,114
Cintas Corp.	26,254	737,475
Dun & Bradstreet Corp.	10,542	828,496
Equifax, Inc.	25,250	723,413
Iron Mountain, Inc. (I)	36,010	864,240
Monster Worldwide, Inc. (L)	25,155	367,515
Pitney Bowes, Inc. (L)	41,402	953,902
R.R. Donnelley & Sons Company	41,019	844,171
Republic Services, Inc.	64,399	1,816,052
Robert Half International, Inc. (L)	30,343	677,559
Stericycle, Inc. (L) (I)	16,993	930,027
Waste Management, Inc.	98,440	3,232,770

		12,821,734
Consumer Durables & Apparel - 0.96%
Black & Decker Corp.	12,021	729,554
Coach, Inc.	63,553	2,208,467
D.R. Horton, Inc.	55,120	566,634
Eastman Kodak Company (L)	53,799	217,886
Fortune Brands, Inc.	30,020	1,153,068
Harman International Industries, Inc.	13,907	523,042
Hasbro, Inc.	25,156	745,875
KB Home (L)	14,841	201,096
Leggett & Platt, Inc.	31,196	607,074
Lennar Corp., Class A	30,812	390,388
Mattel, Inc.	71,922	1,399,602
Newell Rubbermaid, Inc.	55,485	805,087
NIKE, Inc., Class B	77,672	5,040,136
Polo Ralph Lauren Corp. (L)	11,553	887,848
Pulte Homes, Inc.	63,260	578,196
VF Corp.	17,814	1,295,434
Whirlpool Corp. (L)	14,810	1,098,310

		18,447,697
Consumer Services - 1.69%
Apollo Group, Inc., Class A	25,487	1,454,543
Carnival Corp.	87,545	2,804,066
Darden Restaurants, Inc.	27,860	875,640
DeVry, Inc.	12,355	671,124
H & R Block, Inc.	66,995	1,359,999
International Game Technology	59,201	1,118,307
Marriott International, Inc., Class A (L)	50,396	1,296,192
McDonald's Corp.	218,053	13,791,852
Starbucks Corp.	147,274	3,225,301

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Starwood Hotels & Resorts Worldwide,
Inc.	37,329	$1,195,275
Wyndham Worldwide Corp.	35,722	663,358
Wynn Resorts, Ltd. (L)	13,775	889,039
Yum! Brands, Inc.	93,219	3,287,834

		32,632,530
Diversified Financials - 7.38%
American Express Company (I)	237,604	9,938,975
Ameriprise Financial, Inc.	50,949	1,942,176
Bank of America Corp.	1,728,599	27,398,294
Bank of New York Mellon Corp.	240,327	6,402,311
Capital One Financial Corp.	90,903	3,487,039
Charles Schwab Corp.	190,191	3,486,201
Citigroup, Inc.	2,605,763	10,709,686
CME Group, Inc.	13,272	4,356,269
Discover Financial Services	107,034	1,654,746
E*TRADE Financial Corp. (I)	185,208	303,741
Federated Investors, Inc., Class B (L)	17,677	455,713
Franklin Resources, Inc.	29,913	3,231,501
Goldman Sachs Group, Inc.	102,146	17,330,090
IntercontinentalExchange, Inc. (I)	14,610	1,560,202
Invesco, Ltd.	83,128	1,849,598
Janus Capital Group, Inc.	36,388	476,319
JPMorgan Chase & Company	785,733	33,385,795
Legg Mason, Inc. (L)	32,440	917,728
Leucadia National Corp. (I)	37,979	817,308
Moody's Corp. (L)	39,187	910,314
NASDAQ OMX Group, Inc. (I)	28,356	529,690
Northern Trust Corp.	48,233	2,387,534
NYSE Euronext	51,948	1,313,245
SLM Corp.	93,429	1,024,916
State Street Corp.	98,800	4,080,440
T Rowe Price Group, Inc. (L)	51,174	2,503,944

		142,453,775
Energy - 11.99%
Anadarko Petroleum Corp.	98,008	5,834,416
Apache Corp.	67,083	6,391,668
Baker Hughes, Inc.	61,914	2,522,376
BJ Services Company	58,367	1,096,132
Cabot Oil & Gas Corp.	20,708	793,116
Cameron International Corp.	43,927	1,660,441
Chesapeake Energy Corp.	128,203	3,066,616
Chevron Corp.	400,704	31,270,940
ConocoPhillips	296,286	15,338,726
CONSOL Energy, Inc.	36,104	1,657,896
Denbury Resources, Inc. (I)	49,921	662,452
Devon Energy Corp.	88,672	5,972,059
Diamond Offshore Drilling, Inc. (L)	13,887	1,382,312
El Paso Corp.	140,100	1,339,356
ENSCO International, Inc. (L)	28,445	1,251,580
EOG Resources, Inc.	50,336	4,353,561
Exxon Mobil Corp.	960,203	72,082,439
FMC Technologies, Inc. (I)	24,466	1,332,663
Halliburton Company	180,164	5,289,615
Hess Corp.	58,157	3,370,780
Marathon Oil Corp.	141,405	4,612,631
Massey Energy Company	17,077	643,120
Murphy Oil Corp.	38,125	2,149,869
Nabors Industries, Ltd. (I)	56,778	1,172,466

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
National Oilwell Varco, Inc.	83,557	$3,594,622
Noble Energy, Inc.	34,645	2,260,586
Occidental Petroleum Corp.	161,994	13,087,495
Peabody Energy Corp.	53,477	2,377,587
Pioneer Natural Resources Company	22,990	950,637
Range Resources Corp.	31,404	1,480,071
Rowan Companies, Inc. (I)	22,683	560,043
Schlumberger, Ltd.	239,327	15,290,602
Smith International, Inc.	44,064	1,197,660
Southwestern Energy Company	68,829	3,025,723
Spectra Energy Corp.	129,053	2,504,919
Sunoco, Inc.	23,357	588,596
Tesoro Corp. (L)	27,755	354,709
Valero Energy Corp.	112,440	1,786,672
Williams Companies, Inc.	116,477	2,316,728
XTO Energy, Inc.	115,925	4,919,857

		231,543,737
Food & Staples Retailing - 2.83%
Costco Wholesale Corp.	86,890	5,205,580
CVS Caremark Corp.	288,360	8,942,044
Safeway, Inc.	83,217	1,872,383
SUPERVALU, Inc.	42,447	587,042
Sysco Corp.	118,086	3,193,045
The Kroger Company	130,160	2,959,838
Wal-Mart Stores, Inc.	431,535	23,540,234
Walgreen Company	198,279	7,711,070
Whole Foods Market, Inc. (L)	28,068	719,944

		54,731,180
Food, Beverage & Tobacco - 5.97%
Altria Group, Inc.	413,860	7,784,707
Archer-Daniels-Midland Company	128,280	3,952,307
Brown Forman Corp.	22,197	1,135,820
Campbell Soup Company	38,497	1,346,240
Coca-Cola Enterprises, Inc.	63,370	1,245,221
ConAgra Foods, Inc.	88,331	1,960,065
Constellation Brands, Inc., Class A (I)	39,702	679,301
Dean Foods Company	36,021	572,734
Dr Pepper Snapple Group, Inc. (I)	50,755	1,329,273
General Mills, Inc.	65,019	4,421,292
H.J. Heinz Company	62,975	2,673,289
Hershey Company	33,133	1,171,914
Hormel Foods Corp.	13,944	523,179
J.M. Smucker Company	23,757	1,403,564
Kellogg Company	51,250	2,694,725
Kraft Foods, Inc., Class A	294,700	7,833,126
Lorillard, Inc.	32,998	2,570,874
McCormick & Company, Inc.	26,139	932,640
Molson Coors Brewing Co. (L)	31,330	1,416,429
Pepsi Bottling Group, Inc.	28,781	1,092,239
PepsiCo, Inc.	311,262	19,366,722
Philip Morris International, Inc.	386,507	18,587,122
Reynolds American, Inc.	33,764	1,686,849
Sara Lee Corp.	138,993	1,687,375
The Coca-Cola Company	463,028	26,485,202
Tyson Foods, Inc., Class A	61,003	733,256

		115,285,465
Health Care Equipment & Services - 4.17%
Aetna, Inc.	87,213	2,538,770

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
AmerisourceBergen Corp.	59,392	$1,466,388
Baxter International, Inc.	120,422	6,569,020
Becton, Dickinson & Company	47,830	3,577,684
Boston Scientific Corp.	301,200	2,521,044
C.R. Bard, Inc.	19,504	1,603,424
Cardinal Health, Inc.	71,865	2,316,209
CareFusion Corp.	35,966	929,002
CIGNA Corp.	54,487	1,747,943
Coventry Health Care, Inc. (I)	29,885	673,907
DaVita, Inc.	20,744	1,228,875
DENTSPLY International, Inc.	29,689	989,237
Express Scripts, Inc.	54,828	4,704,242
Hospira, Inc. (I)	32,192	1,511,414
Humana, Inc.	33,898	1,407,106
IMS Health, Inc.	36,462	778,828
Intuitive Surgical, Inc. (L) (I)	7,579	2,126,213
Laboratory Corp. of America Holdings	21,638	1,578,708
McKesson Corp.	53,175	3,297,914
Medco Health Solutions, Inc.	94,654	5,978,347
Medtronic, Inc.	221,141	9,385,224
Patterson Companies, Inc.	18,574	477,538
Quest Diagnostics, Inc.	31,174	1,806,222
St. Jude Medical, Inc.	69,479	2,550,574
Stryker Corp.	56,396	2,842,358
Tenet Healthcare Corp.	86,509	393,616
UnitedHealth Group, Inc.	232,253	6,658,694
Varian Medical Systems, Inc.	25,081	1,172,286
WellPoint, Inc. (I)	94,917	5,128,366
Zimmer Holdings, Inc.	42,818	2,533,541

		80,492,694
Household & Personal Products - 2.90%
Avon Products, Inc.	85,305	2,921,696
Clorox Company	27,842	1,678,037
Colgate-Palmolive Company	99,586	8,384,145
Estee Lauder Companies, Inc., Class A	23,580	1,104,251
Kimberly-Clark Corp.	82,816	5,463,372
The Procter & Gamble Company	583,198	36,362,395

		55,913,896
Insurance - 2.48%
Aflac, Inc.	93,412	4,299,754
Allstate Corp.	107,171	3,044,728
American International Group, Inc. (L) (I)	26,888	763,619
Aon Corp.	54,842	2,124,031
Assurant, Inc.	23,621	722,094
Chubb Corp.	69,911	3,505,338
Cincinnati Financial Corp.	32,495	829,272
Genworth Financial, Inc., Class A	96,147	1,035,503
Hartford Financial Services Group, Inc.	76,777	1,877,965
Lincoln National Corp.	60,359	1,382,825
Loews Corp.	72,676	2,574,184
Marsh & McLennan Companies, Inc.	104,661	2,360,106
MBIA, Inc. (L)	31,584	109,281
MetLife, Inc.	163,565	5,592,287
Principal Financial Group, Inc.	63,724	1,617,952
Progressive Corp. (I)	135,585	2,273,760
Prudential Financial, Inc.	92,508	4,611,524
The Travelers Companies, Inc.	113,400	5,941,026
Torchmark Corp.	16,531	718,768
Unum Group	66,217	1,260,772

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Capital, Ltd.	68,367	$1,251,800

		47,896,589
Materials - 3.59%
Air Products & Chemicals, Inc.	41,975	3,480,987
Airgas, Inc.	16,350	756,188
AK Steel Holding Corp.	21,921	438,420
Alcoa, Inc. (L)	194,681	2,437,406
Allegheny Technologies, Inc. (L)	19,595	666,818
Ball Corp.	18,805	929,155
Bemis Company, Inc.	21,589	632,558
CF Industries Holdings, Inc.	9,682	826,456
E.I. Du Pont de Nemours & Company	180,542	6,243,142
Eastman Chemical Company	14,519	872,882
Ecolab, Inc.	47,318	2,125,051
FMC Corp.	14,484	810,959
Freeport-McMoRan Copper & Gold, Inc.,
Class B	82,277	6,812,536
International Flavors & Fragrances, Inc.	15,786	642,806
International Paper Company	86,466	2,200,560
MeadWestvaco Corp.	34,189	935,753
Monsanto Company	109,074	8,807,726
Newmont Mining Corp.	97,902	5,251,463
Nucor Corp.	62,872	2,666,402
Owens-Illinois, Inc.	33,643	1,052,017
Pactiv Corp. (I)	26,367	642,036
PPG Industries, Inc. (L)	32,949	1,958,159
Praxair, Inc.	61,298	5,028,275
Sealed Air Corp.	31,817	709,201
Sigma-Aldrich Corp.	24,339	1,298,242
The Dow Chemical Company	228,497	6,347,647
The Washington Post Company, Class B	1,240	512,876
Titanium Metals Corp. (I)	17,075	166,823
United States Steel Corp. (L)	28,637	1,278,928
Vulcan Materials Company (L)	24,973	1,210,691
Weyerhaeuser Company	42,229	1,644,397

		69,386,560
Media - 2.72%
CBS Corp., Class B (L)	135,410	1,734,602
Comcast Corp., Class A	573,389	8,411,617
DIRECTV, Class A (L) (I)	182,521	5,773,139
Gannett Company, Inc.	46,904	463,881
Interpublic Group of Companies, Inc. (I)	97,126	614,808
McGraw-Hill Companies, Inc.	62,897	1,884,394
Meredith Corp.	7,221	190,273
News Corp., Class A	449,215	5,148,004
Omnicom Group, Inc.	62,092	2,280,018
Scripps Networks Interactive, Inc., Class A	17,826	705,018
The New York Times Company (L)	23,095	194,922
Time Warner Cable, Inc.	70,402	2,949,140
Time Warner, Inc.	236,887	7,277,169
Viacom, Inc., Class B	121,253	3,593,939
Walt Disney Company	371,342	11,221,955

		52,442,879
Pharmaceuticals, Biotechnology & Life Sciences - 8.65%
Abbott Laboratories	308,875	16,830,599
Allergan, Inc.	61,441	3,571,565
Amgen, Inc.	202,894	11,433,077
Biogen Idec, Inc. (I)	57,714	2,709,095

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
Bristol-Myers Squibb Company	395,791	$10,017,470
Celgene Corp.	91,633	5,081,050
Cephalon, Inc. (L) (I)	14,915	819,579
Eli Lilly & Company	202,027	7,420,452
Forest Laboratories, Inc. (I)	60,275	1,848,032
Genzyme Corp.	54,008	2,738,206
Gilead Sciences, Inc.	180,672	8,319,946
Johnson & Johnson	550,615	34,600,647
King Pharmaceuticals, Inc. (I)	49,742	588,448
Life Technologies Corp. (I)	35,233	1,753,899
Merck & Company, Inc.	609,625	22,074,521
Millipore Corp.	11,120	757,272
Mylan, Inc. (L)	61,005	1,090,159
PerkinElmer, Inc.	23,386	441,294
Pfizer, Inc.	1,611,231	29,276,067
Thermo Fisher Scientific, Inc.	81,549	3,851,559
Waters Corp. (I)	19,085	1,121,816
Watson Pharmaceuticals, Inc.	21,146	784,305

		167,129,058
Real Estate - 1.17%
Apartment Investment & Management
Company, Class A, REIT	23,491	317,363
AvalonBay Communities, Inc., REIT	15,971	1,153,745
Boston Properties, Inc., REIT	27,689	1,854,609
CB Richard Ellis Group, Inc.	47,987	548,491
Equity Residential, REIT	54,741	1,763,208
HCP, Inc., REIT	58,561	1,832,959
Health Care, Inc., REIT	23,954	1,067,151
Host Hotels & Resorts, Inc., REIT	120,602	1,268,733
Kimco Realty Corp., REIT	75,198	926,439
Plum Creek Timber Company, Inc., REIT
(L)	32,530	1,121,960
ProLogis Company, REIT (L)	88,472	1,157,214
Public Storage, Inc., REIT	27,095	2,156,220
Simon Property Group, Inc., REIT	56,968	4,139,295
Ventas, Inc., REIT	31,277	1,342,722
Vornado Realty Trust, REIT	31,193	2,041,894

		22,692,003
Retailing - 3.42%
Abercrombie & Fitch Company, Class A
(L)	17,628	703,886
Amazon.com, Inc.	66,432	9,028,773
AutoNation, Inc. (L)	18,852	332,738
AutoZone, Inc.	6,442	952,579
Bed Bath & Beyond, Inc. (I)	52,327	1,954,937
Best Buy Company, Inc.	68,215	2,921,648
Big Lots, Inc. (I)	16,564	381,966
Expedia, Inc. (I)	42,074	1,072,046
Family Dollar Stores, Inc.	27,917	851,748
GameStop Corp., Class A (L)	32,902	803,138
Gap, Inc.	96,206	2,060,733
Genuine Parts Company	31,875	1,142,081
Home Depot, Inc.	340,573	9,318,077
J.C. Penney Company, Inc.	47,127	1,354,430
Kohl's Corp.	61,056	3,244,516
Limited Brands, Inc.	53,348	885,043
Lowe's Companies, Inc.	295,218	6,438,705
Macy's, Inc.	84,021	1,370,383

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Nordstrom, Inc. (L)	32,914	$1,100,973
O'Reilly Automotive, Inc. (I)	27,321	1,059,508
Office Depot, Inc.	55,105	338,345
Priceline.com, Inc. (L)	8,150	1,745,078
RadioShack Corp. (L)	25,101	473,405
Sears Holdings Corp. (L) (I)	9,970	707,372
Staples, Inc.	144,325	3,365,659
Target Corp.	150,222	6,994,336
The Sherwin-Williams Company	19,517	1,187,414
Tiffany & Company (L)	24,798	1,058,379
TJX Companies, Inc.	84,687	3,250,287

		66,098,183
Semiconductors & Semiconductor Equipment - 2.44%
Advanced Micro Devices, Inc. (L)	112,048	785,456
Altera Corp.	58,861	1,237,847
Analog Devices, Inc.	58,252	1,746,977
Applied Materials, Inc.	266,478	3,280,344
Broadcom Corp., Class A (I)	86,201	2,517,069
Intel Corp.	1,118,487	21,474,950
KLA-Tencor Corp.	34,079	1,064,628
Linear Technology Corp.	44,414	1,197,846
LSI Logic Corp. (I)	130,165	688,573
MEMC Electronic Materials, Inc.	44,666	537,779
Microchip Technology, Inc. (L)	36,554	959,543
Micron Technology, Inc.	169,201	1,272,392
National Semiconductor Corp.	46,765	682,769
Novellus Systems, Inc.	19,590	405,317
NVIDIA Corp.	109,568	1,430,958
Teradyne, Inc. (L)	34,725	307,664
Texas Instruments, Inc.	252,034	6,373,940
Xilinx, Inc.	55,148	1,248,551

		47,212,603
Software & Services - 7.44%
Adobe Systems, Inc.	104,895	3,679,717
Affiliated Computer Services, Inc., Class A
(I)	19,509	1,076,897
Akamai Technologies, Inc. (L) (I)	34,446	826,704
Autodesk, Inc.	45,819	1,074,456
Automatic Data Processing, Inc.	100,331	4,359,382
BMC Software, Inc. (I)	36,761	1,423,754
CA, Inc.	79,538	1,757,790
Citrix Systems, Inc. (I)	36,572	1,396,319
Cognizant Technology Solutions Corp.,
Class A	58,599	2,574,254
Computer Sciences Corp. (I)	30,310	1,676,446
Compuware Corp. (I)	47,460	329,372
Convergys Corp. (I)	24,609	275,129
eBay, Inc. (I)	224,307	5,488,792
Electronic Arts, Inc.	64,640	1,091,770
Fidelity National Information Services, Inc.	62,544	1,413,494
Fiserv, Inc. (I)	30,845	1,426,273
Google, Inc., Class A	48,071	28,025,393
Intuit, Inc.	64,549	1,885,476
MasterCard, Inc.	19,171	4,617,527
McAfee, Inc.	31,409	1,198,253
Microsoft Corp.	1,548,916	45,553,620
Novell, Inc. (I)	69,245	270,748

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Oracle Corp.	780,352	$17,230,172
Paychex, Inc.	64,190	2,012,357
Red Hat, Inc.	37,564	1,002,959
Salesforce.com, Inc. (L)	21,802	1,366,549
Symantec Corp. (I)	162,739	2,888,617
Total Systems Services, Inc.	39,390	680,659
VeriSign, Inc.	38,535	864,725
Western Union Company	140,170	2,586,137
Yahoo!, Inc. (I)	238,339	3,567,935

		143,621,676
Technology Hardware & Equipment - 9.00%
Agilent Technologies, Inc.	68,954	1,994,150
Amphenol Corp., Class A	34,250	1,411,100
Apple, Inc.	178,985	35,780,891
Ciena Corp. (L) (I)	18,285	222,163
Cisco Systems, Inc.	1,152,430	26,966,862
Corning, Inc.	310,608	5,180,941
Dell, Inc.	343,848	4,855,134
EMC Corp.	404,008	6,799,455
FLIR Systems, Inc. (L) (I)	30,266	868,634
Harris Corp.	26,188	1,149,653
Hewlett-Packard Company	473,742	23,241,783
International Business Machines Corp. (L)	261,916	33,093,087
Jabil Circuit, Inc.	36,843	490,380
JDS Uniphase Corp. (I)	43,357	320,408
Juniper Networks, Inc.	104,739	2,736,830
Lexmark International, Inc. (I)	15,663	394,238
Molex, Inc.	27,157	504,849
Motorola, Inc.	458,617	3,673,522
NetApp, Inc. (L)	67,206	2,071,289
QLogic Corp.	23,597	423,330
QUALCOMM, Inc.	332,132	14,945,940
SanDisk Corp. (I)	45,367	894,637
Sun Microsystems, Inc. (I)	150,523	1,280,951
Tellabs, Inc.	79,391	445,384
Teradata Corp. (I)	34,326	1,005,752
Western Digital Corp. (I)	44,893	1,653,858
Xerox Corp.	173,476	1,335,765

		173,740,986
Telecommunication Services - 3.10%
American Tower Corp., Class A (I)	78,848	3,226,460
AT&T, Inc.	1,178,827	31,757,599
CenturyTel, Inc.	59,441	2,115,505
Frontier Communications Corp.	62,659	495,006
MetroPCS Communications, Inc. (L) (I)	52,066	328,016
Qwest Communications International, Inc.
(L)	296,198	1,081,123
Sprint Nextel Corp.	574,598	2,131,759
Verizon Communications, Inc.	567,558	17,855,375
Windstream Corp.	87,255	865,570

		59,856,413
Transportation - 2.11%
Burlington Northern Santa Fe Corp.	52,312	5,142,270
C.H. Robinson Worldwide, Inc.	33,643	1,875,261
CSX Corp.	78,327	3,718,966
Expeditors International of Washington,
Inc.	42,384	1,353,321

Index 500 Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Transportation (continued)
FedEx Corp.	62,405	$5,270,102
Norfolk Southern Corp.	73,454	3,775,536
Ryder Systems, Inc.	11,212	454,534
Southwest Airlines Company	148,142	1,362,906
Union Pacific Corp.	100,761	6,374,141
United Parcel Service, Inc., Class B	198,694	11,418,944

		40,745,981
Utilities - 3.62%
AES Corp. (I)	133,269	1,697,847
Allegheny Energy, Inc.	33,863	744,309
Ameren Corp.	46,628	1,211,862
American Electric Power Company, Inc.	95,263	3,066,516
CenterPoint Energy, Inc.	77,203	1,024,484
CMS Energy Corp.	45,738	651,309
Consolidated Edison, Inc.	54,942	2,357,561
Constellation Energy Group, Inc.	40,086	1,275,537
Dominion Resources, Inc.	118,932	4,326,746
DTE Energy Company	32,874	1,318,576
Duke Energy Corp.	259,087	4,321,571
Dynegy, Inc., Class A (I)	101,611	183,916
Edison International	65,097	2,216,553
Entergy Corp.	39,119	3,076,709
EQT Corp.	26,155	1,076,278
Exelon Corp.	131,685	6,344,583
FirstEnergy Corp.	60,906	2,623,830
FPL Group, Inc.	82,210	4,272,454
Integrys Energy Group, Inc.	15,269	588,467
Nicor, Inc.	9,070	355,181
NiSource, Inc.	55,083	784,933
Northeast Utilities	35,022	844,380
Pepco Holdings, Inc.	44,130	719,319
PG&E Corp.	74,064	3,135,870
Pinnacle West Capital Corp.	20,277	711,520
PPL Corp.	75,241	2,296,355
Progress Energy, Inc.	55,804	2,181,378
Public Service Enterprise Group, Inc.	101,096	3,170,371
Questar Corp.	34,811	1,380,952
SCANA Corp.	22,031	775,491
Sempra Energy	49,005	2,604,126
Southern Company	159,052	5,103,979
TECO Energy, Inc. (L)	42,704	629,884
Wisconsin Energy Corp.	23,359	1,053,491
Xcel Energy, Inc.	91,054	1,850,217

		69,976,555

TOTAL COMMON STOCKS (Cost $1,646,365,100)		$1,927,420,847

SHORT-TERM INVESTMENTS - 2.93%
John Hancock Cash Collateral
Investment Trust,

0.2196%(W)(Y)	5,650,159	56,540,006

TOTAL SHORT-TERM INVESTMENTS (Cost

$56,525,695)		$56,540,006

Total Investments (Cost $1,702,890,795) - 102.73%		$1,983,960,853

Other assets and liabilities, net - (2.73%)		(52,678,103)

TOTAL NET ASSETS - 100.00%		$1,931,282,750

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund

	Shares	Value

COMMON STOCKS - 94.37%
Australia - 5.55%
AGL Energy, Ltd.	10,520	$133,273
Alumina, Ltd. (I)	67,437	94,799
AMP, Ltd.	47,824	270,217
Aristocrat Leisure, Ltd.	9,625	35,458
Arrow Energy NL (I)	10,452	37,272
Asciano Group (I)	70,683	106,912
Australia & New Zealand
Banking Group, Ltd.	58,332	1,181,336
Australian Stock Exchange, Ltd.	4,045	122,338
Axa Asia Pacific Holdings, Ltd.	27,582	146,288
Bendigo and Adelaide Bank, Ltd.	8,567	69,579
BHP Billiton, Ltd.	84,766	3,191,936
Billabong International, Ltd.	4,737	45,457
BlueScope Steel, Ltd.	40,807	101,035
Boral, Ltd. (L)	11,754	60,168
Brambles, Ltd.	32,686	197,892
Caltex Australia, Ltd. (I)	3,106	27,622
Centro Properties Group, Ltd. (I)	20,831	5,316
Centro Retail Group	32,506	4,858
CFS Gandel Retail Trust	34,088	61,427
Coca-Cola Amatil, Ltd.	13,389	129,896
Cochlear, Ltd.	1,349	78,135
Commonwealth Bank of Australia (L)	37,874	1,828,485
Computershare, Ltd.	9,718	95,013
Crown, Ltd.	11,735	84,045
CSL, Ltd.	15,542	448,721
CSR, Ltd.	33,234	52,273
Dexus Property Group, REIT	91,949	68,087
Energy Resources of Australia, Ltd.	1,686	36,915
Fortescue Metals Group, Ltd. (I)	29,313	112,771
Foster's Group, Ltd.	46,082	237,041
General Property Trust, Ltd.	181,302	98,601
Goodman Fielder, Ltd.	25,715	36,035
Goodman Group, Ltd.	163,559	89,671
Harvey Norman Holding, Ltd.	11,715	45,957
Incitec Pivot, Ltd.	38,039	99,079
James Hardie Industries, Ltd. (I)	10,488	77,821
John Fairfax Holdings, Ltd.	52,429	78,151
Leighton Holdings, Ltd.	3,529	114,267
Lend Lease Corp.	10,491	87,067
Macquarie Airports, Ltd.	18,818	45,787
Macquarie Group, Ltd. (L)	7,050	309,123
Macquarie Infrastructure Group	51,469	61,225
Metcash, Ltd.	14,758	63,180
Mirvac Group, Ltd.	50,913	73,277
National Australia Bank, Ltd.	52,260	1,367,328
Newcrest Mining, Ltd.	12,505	418,812
NRMA Insurance Group, Ltd.	48,590	174,166
Nufarm, Ltd.	3,907	41,509
OneSteel, Ltd.	29,787	81,685
Orica, Ltd.	9,505	217,462
Origin Energy, Ltd.	20,641	294,773
Oxiana, Ltd. (I)	71,949	80,211
Paladin Resources, Ltd. (I)	11,147	41,966
Qantas Airways, Ltd.	21,543	51,007
QBE Insurance Group, Ltd.	25,726	523,339
Rio Tinto, Ltd.	10,651	697,195
Santos, Ltd.	19,052	256,309
Sims Group, Ltd.	2,869	55,849

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Sonic Healthcare, Ltd.	8,654	$112,222
SP Ausnet	47,051	36,965
Stockland	53,400	197,260
Suncorp-Metway, Ltd.	28,743	230,719
TABCORP Holdings, Ltd.	13,472	88,214
Tattersall's, Ltd.	23,773	52,302
Telstra Corp., Ltd.	113,003	352,930
Toll Holdings, Ltd.	15,888	117,726
Transurban Group, Ltd.	24,362	121,748
Virgin Blue Holdings, Ltd. (I)	12,681	6,083
Wesfarmers, Ltd.	25,449	690,684
Wesfarmers, Ltd.	3,644	99,355
Westfield Group	51,821	578,531
Westpac Banking Corp., Ltd.	72,621	1,603,124
Woodside Petroleum, Ltd.	12,570	558,770
Woolworths, Ltd.	30,223	776,114
WorleyParsons, Ltd.	3,588	87,150

		20,355,314
Austria - 0.28%
Amcor, Ltd.	27,275	147,516
Erste Group Bank AG	4,382	179,730
Immoeast Immobilien Anlagen AG (I)	10,397	68,223
Oesterreichische Elektrizitaets AG, Class A	1,885	85,286
OMV AG	3,831	162,921
Raiffeisen International Bank Holding AG
(L)	1,478	88,427
Telekom Austria AG	8,469	147,328
Voestalpine AG	3,165	113,701
Wiener Staedtische Allgemeine
Versicherung AG	654	34,688

		1,027,820
Belgium - 0.72%
Anheuser-Busch InBev NV	18,312	918,580
Anheuser-Busch InBev NV (I)	9,984	75
Belgacom SA (L)	3,495	132,747
Colruyt SA	402	102,173
Compagnie Nationale A Portefeuille, ADR	776	40,871
Delhaize Group SA	2,489	188,458
Dexia SA (I)	13,745	104,550
Fortis (I)	58,185	246,840
Groupe Bruxelles Lambert SA	2,152	196,586
KBC Ancora, ADR (I)	3,251	83,398
KBC Bancassurance Holding NV (I)	5,137	233,058
Mobistar SA	531	37,298
Solvay SA	1,371	144,761
UCB SA	2,531	113,023
Umicore	3,377	115,631

		2,658,049
Bermuda - 0.06%
Chinese Estates Holdings, Ltd.	14,561	24,566
SeaDrill, Ltd., GDR	8,231	192,423

		216,989
Brazil - 1.80%
All America Latina Logistica SA	9,200	81,178
B2W Companhia Global Do Varejo	2,100	60,410

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco do Brasil SA	8,500	$149,615
Banco Santander Brasil SA (I)	13,654	181,613
BM&F BOVESPA SA	29,234	196,503
BR Malls Participacoes SA (I)	3,281	44,856
Brasil Telecom SA	1,039	31,201
Brasil Telecom SA (I)	589	9,336
Brasil Telecom SA	653	10,419
Centrais Eletricas Brasileiras SA (L)	2,071	29,961
Centrais Eletricas Brasileiras SA	5,000	82,598
Cia de Concessoes Rodoviarias, ADR	5,400	116,428
Cia de Saneamento Basico do Estado de
Sao Paulo	3,447	62,048
Cia Energetica de Minas Gerais, ADR	589	10,590
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar, ADR	436	27,882
Companhia Brasileira de Meios de
Pagamento	16,617	155,710
Companhia Siderurgica Nacional SA	5,866	195,478
Companhia Siderurgica Nacional SA,
SADR (L)	3,716	127,422
Companhia Vale do Rio Doce	34,006	949,572
Cosan SA Industria e Comercio (I)	3,405	39,956
CPFL Energia SA	2,100	38,399
Cyrela Brazil Realty SA	8,000	112,561
Duratex SA	5,503	48,494
EDP - Energias do Brasil SA	2,700	47,679
Empresa Brasileira de Aeronautica SA	13,400	66,714
Empresa Brasileira de Aeronautica SA,
ADR	1,575	32,020
Fibria Celulose SA, ADR (I)	2,219	38,881
Gafisa SA	2,832	46,847
Gerdau SA	1,479	17,271
Gerdau SA, SADR	92	1,481
Global Village Telecom Holding SA (I)	2,699	84,560
Hypermarcas SA (I)	1,669	35,462
JBS SA	13,126	71,780
LLX Logistica SA (I)	12,720	64,488
Localiza Rent A Car	3,018	33,696
Lojas Renner SA	3,000	65,366
Marfrig Frigorificos e Comercio de
Alimentos SA (I)	4,137	48,310
MRV Engenharia e Participacoes SA	2,629	56,983
Natura Cosmeticos SA	4,500	86,001
OGX Petroleo e Gas Participacoes SA	300	253,772
PDG Realty SA Empreendimentos e
Participacoes	6,853	70,267
Perdigao SA (I)	8,100	189,223
Petroleo Brasileiro SA	3,282	147,887
Petroleo Brasileiro SA	54,984	1,381,569
Petroleo Brasileiro SA, ADR (L)	1,964	100,714
Porto Seguro SA	3,398	37,145
Redecard SA	8,759	133,718
Rossi Residencial SA	4,161	34,843
Souza Cruz SA	1,800	62,034
Tele Norte Leste Participacoes SA	2,500	62,660
Tele Norte Leste Participacoes SA, ADR
(L)	5,457	118,744

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Brazil (continued)
Tractebel Energia SA	4,200	$50,242
Ultrapar Participacoes SA	2,100	94,503
Usinas Siderurgicas de Minas Gerais SA,
SADR	1,235	36,200
Usinas Siderurgicas de Minas Gerais SA,
SADR	2,800	78,792
Vale SA (L)	3,177	91,085
Vale SA, SADR	300	7,350
Vivo Participacoes SA	802	24,461
Votorantim Celulose e Papel SA (I)	3,592	61,401

		6,596,379
Canada - 6.80%
Agnico-Eagle Mines, Ltd.	3,900	243,150
Agrium, Inc.	4,000	222,626
Alimentation Couche Tard, Inc.	2,200	45,568
ARC Energy Trust	2,700	51,805
Bank of Montreal	13,700	697,721
Bank of Nova Scotia	25,100	1,153,449
Barrick Gold Corp.	24,508	1,041,718
BCE, Inc.	6,173	163,303
Biovail Corp.	2,600	37,322
Bombardier, Inc.	32,700	138,806
Brookfield Asset Management, Inc.	12,125	254,471
Brookfield Properties Corp.	4,850	54,823
CAE, Inc.	5,800	46,712
Cameco Corp.	9,800	281,539
Canadian Imperial Bank of Commerce	9,200	599,125
Canadian National Railway Company	11,300	592,088
Canadian Natural Resources, Ltd.	13,800	921,438
Canadian Oil Sands Trust	5,500	152,430
Canadian Pacific Railway, Ltd.	4,300	207,666
Canadian Tire Corp., Ltd.	1,600	83,699
Canadian Utilities, Ltd.	1,600	62,384
CGI Group, Inc. (I)	7,600	93,974
CI Financial Corp.	3,100	56,689
Crescent Point Energy Corp.	3,800	142,329
Eldorado Gold Corp. (I)	8,100	107,831
Empire Co., Ltd.	600	25,298
Enbridge, Inc.	8,800	375,297
EnCana Corp.	19,000	1,018,410
Enerplus Resources Fund	4,600	105,259
Ensign Energy Services, Inc.	3,100	42,414
Fairfax Financial Holdings, Ltd.	500	178,179
Finning International, Inc.	3,300	47,152
First Quantum Minerals, Ltd.	2,000	156,017
Fortis, Inc.	3,500	86,588
Franco-Nevada Corp.	2,100	56,549
Genworth MI Canada, Inc.	1,300	32,395
George Weston, Ltd.	1,100	64,359
Gerdau Ameristeel Corp.	2,700	22,257
Gildan Activewear, Inc. (I)	2,700	52,061
Goldcorp, Inc.	18,353	766,360
Great-West Lifeco, Inc. (L)	6,600	151,461
Groupe Aeroplan, Inc.	3,936	35,205
Husky Energy, Inc.	6,500	170,599
IAMGOLD Corp.	9,200	173,383
IGM Financial, Inc.	3,100	119,488

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
Imperial Oil, Ltd.	7,400	$284,319
Industrial Alliance Insurance and Financial
Services, Inc.	1,900	53,414
Inmet Mining Corp.	1,400	84,034
Intact Financial Corp.	1,800	63,530
Ivanhoe Mines, Ltd. (I)	5,800	68,584
Jazz Air Income Fund (I)	415	1,671
Kinross Gold Corp.	16,558	329,779
Loblaw Companies, Ltd.	2,200	68,956
Magna International, Inc.	2,400	114,383
Manulife Financial Corp.	41,000	716,354
MDS, Inc. (I)	1,400	10,519
Metro, Inc.	2,200	75,710
National Bank of Canada	4,000	239,454
Nexen, Inc.	11,700	275,262
Niko Resources, Ltd.	1,000	83,703
Onex Corp.	2,300	50,733
Open Text Corp. (I)	1,000	37,777
Pan American Silver Corp. (I)	2,000	49,953
Penn West Energy Trust	9,415	165,035
PetroBakken Energy, Ltd., Class A	2,000	57,097
Petrobank Energy & Resources, Ltd. (I)	2,200	104,851
Potash Corp. of Saskatchewan, Inc.	7,500	837,834
Power Corp. of Canada	8,800	219,375
Power Financial Corp.	6,400	166,822
Precision Drilling Trust	1,371	9,080
Progress Energy Resources Corp.	3,400	41,525
Provident Energy Trust	5,400	35,048
QLT, Inc. (I)	250	1,237
Research In Motion, Ltd. (I)	12,800	739,450
RioCan Real Estate Investment Trust	2,600	45,082
Ritchie Bros. Auctioneers, Inc.	1,900	44,899
Rogers Communications, Inc.	12,300	370,026
Royal Bank of Canada	35,000	1,883,978
Saputo, Inc.	2,900	80,537
Shaw Communications, Inc., Class B	8,900	172,030
Sherritt International Corp.	6,000	38,147
Shoppers Drug Mart Corp.	5,200	212,947
Silver Wheaton Corp. (I)	8,600	138,200
Sino-Forest Corp. (I)	4,100	71,752
SNC-Lavalin Group, Inc.	3,500	162,829
Sun Life Financial, Inc.	13,800	381,285
Suncor Energy, Inc.	38,924	1,397,782
Talisman Energy, Inc.	24,700	425,943
Teck Resources, Ltd (I)	11,852	409,778
Telus Corp.	2,900	87,929
Telus Corp.	1,400	45,367
Thomson Corp. (L)	9,693	306,752
Tim Hortons, Inc.	4,500	132,604
TMX Group, Inc.	1,400	39,649
Toronto-Dominion Bank	21,300	1,341,291
Trans-Canada Corp.	16,400	530,351
TransAlta Corp.	4,500	94,144
Trican Well Service, Ltd.	3,100	37,509
Vermilion Energy Trust	400	11,609
Viterra, Inc. (I)	8,600	86,782
Yamana Gold, Inc.	18,593	246,462

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
Yellow Pages Income Fund	5,800	$28,742

		24,941,292
Cayman Islands - 0.06%
China Dongxiang Group Company	70,500	51,443
China High Speed Transmission
Equipment Group Company, Ltd.	29,000	68,413
Golden Eagle Retail Group, Ltd.	16,000	35,401
Hopewell Highway Infrastructure, Ltd.,
GDR	2,300	1,359
Xinao Gas Holdings, Ltd.	18,000	45,905

		202,521
Chile - 0.30%
Banco Santander Chile SA, ADR	1,889	114,851
Cia Cervecerias Unidas SA, ADR	1,107	39,907
CorpBanca SA, SADR	650	23,823
Embotelladora Andina SA, ADR, Series A	915	14,372
Embotelladora Andina SA, ADR, Series B	1,006	18,903
Empresa Nacional de Electricidad SA,
ADR (L)	5,819	281,465
Enersis SA, SADR	14,183	272,172
Lan Airlines SA, SADR (L)	4,620	71,240
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	6,499	245,532
Vina Concha Y Toro SA, ADR	911	36,732

		1,118,997
China - 2.38%
Air China, Ltd. (I)	71,466	51,482
Aluminum Corp. of China, Ltd. (I)	112,780	124,219
Angang Steel Company, Ltd., Class H	29,012	58,081
Anhui Conch Cement Company, Ltd.	11,070	65,433
Bank of China, Ltd.	1,448,474	813,925
Bank of Communications Company, Ltd.,
Class H	142,879	169,970
Beijing Capital International Airport
Company, Ltd., Class H (I)	81,211	56,327
Beijing Datang Power Generation
Compnay, Ltd., Class H	97,136	42,936
BYD Company, Ltd., Class H (I)	12,494	109,064
Chaoda Modern Agriculture Holdings, Ltd.	73,214	64,254
China BlueChemical, Ltd.	68,000	36,397
China Coal Energy Company, Series H	97,595	164,979
China Communications
Construction Company, Ltd.	109,665	105,456
China Communications Services Corp.,
Ltd., Class H	82,000	41,974
China Construction Bank Corp.	1,139,118	1,011,598
China COSCO Holdings Company, Ltd.	72,879	95,581
China Life Insurance Company, Ltd.	189,376	945,862
China Merchants Bank Company, Ltd.	86,890	235,725
China National Building Material
Company, Ltd.	36,000	69,892
China Oilfield Services, Ltd.	48,000	55,924
China Petroleum & Chemical Corp.	388,030	324,406
China Railway Construction Corp. - Hong
Kong Exchange	52,500	69,954

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
China (continued)
China Railway Group, Ltd. (I)	100,000	$78,764
China Shenhua Energy Company, Ltd.	77,500	377,997
China Shipping Container Lines Company,
Ltd. (I)	134,076	49,409
China Shipping Development
Company, Ltd.	39,568	57,991
China Telecom Corp., Ltd.	326,396	143,466
China Yurun Food Group, Ltd.	38,000	93,617
China Zhongwang Holdings, Ltd. (I)	46,000	43,347
Country Garden Holdings Company	162,471	61,177
Dongfang Electrical Machinery Company,
Ltd.	6,000	31,402
Dongfeng Motor Group Company, Ltd.	78,780	120,385
Foxconn International Holdings, Ltd. (I)	43,000	36,910
Guangdong Investment, Ltd.	96,780	54,032
Guangshen Railway Company, Ltd.	61,211	24,350
Guangzhou R&F Properties Company,
Ltd., Class H	28,000	49,068
Huaneng Power International, Inc., Class H	90,564	56,720
Industrial & Commercial Bank of China,
Ltd.	1,159,000	978,412
Jiangsu Expressway, Ltd.	46,855	41,563
Jiangxi Copper Company, Ltd., Class H	36,925	94,008
Lenovo Group, Ltd.	128,564	74,619
Maanshan Iron & Steel Company, Ltd. (I)	77,925	52,711
PetroChina Company, Ltd., Class H	539,739	667,679
PICC Property & Casualty Company, Ltd.,
Class H (I)	74,780	60,245
Shanghai Electric Group Company, Ltd.	91,136	42,768
Shui On Land, Ltd.	78,650	46,123
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (I)	92,066	36,068
Tingyi Cayman Islands Holding Corp.	46,000	113,714
Tsingtao Brewery Company, Ltd., Series H	16,000	80,881
Want Want China Holdings, Ltd.	87,000	60,810
Weichai Power Compnay, Ltd.	6,800	57,224
Yanzhou Coal Mining Compnay, Ltd.,
Class H	51,210	102,742
Zhejiang Expressway Compny, Ltd., Class
H	54,282	52,966
Zijin Mining Group, Ltd.	107,686	115,990
ZTE Corp., Class H	8,680	49,581

		8,720,178
Colombia - 0.14%
BanColombia SA	12,306	527,927
Czech Republic - 0.11%
CEZ AS	4,862	243,442
Komercni Banka AS	489	106,981
Telefonica O2 Czech Republic AS	2,393	57,741

		408,164
Denmark - 0.65%
A P Moller Maersk AS	15	106,895
A P Moller Maersk AS, Series A	29	212,518
Carlsberg AS, B Shares	2,800	201,104
Coloplast AS	923	86,112
Danske Bank AS (I)	11,200	242,501

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Denmark (continued)
DSV AS, ADR (I)	5,600	$100,021
H. Lundbeck AS	1,700	32,019
Novo Nordisk AS	11,400	762,280
Novozymes AS, B Shares	1,200	121,667
Topdanmark AS (I)	450	64,694
TrygVesta AS	758	52,680
Vestas Wind Systems AS (I)	5,000	351,405
William Demant Holdings AS (I)	900	64,907

		2,398,803
Egypt - 0.10%
Commercial International Bank	7,323	67,577
Egypt Kuwait Holding Company	20,373	37,829
Egyptian Company for Mobile Services	751	25,776
Egyptian Financial Group-Hermes Holding	7,160	36,419
EL Ezz Aldekhela Steel Alexandria	3	405
EL EZZ Steel Company	1,163	2,975
Orascom Construction Industries	2,165	89,513
Orascom Telecom Holding SAE	12,609	59,012
Sidi Kerir Petrochemicals Company	9,437	17,130
Talaat Moustafa Group (I)	21,101	23,044
Telecom Egypt	6,820	19,945

		379,625
Finland - 0.82%
Elisa Oyj, Class A	2,700	58,620
Fortum Corp. Oyj	10,836	275,790
Kesko Oyj	2,000	68,236
Kone Corp. Oyj	4,231	172,043
Metra Oyj	2,400	90,175
Metso Oyj	3,500	113,258
Neste Oil Oyj	3,887	67,956
Nokia AB Oyj	93,700	1,231,834
Nokian Renkaat Oyj (L)	3,150	80,005
Orion Oyj, Series B	2,690	55,286
Outokumpu Oyj	3,000	52,359
Pohjola Bank PLC	4,484	47,632
Rautaruukki Oyj (L)	3,200	67,119
Sampo Oyj	10,950	261,117
Sanoma WSOY Oyj (L)	3,520	73,902
Stora Enso Oyj, Series R (I)	14,000	107,255
UPM-Kymmene Oyj	14,389	183,389

		3,005,976
France - 7.10%
Accor SA	3,342	180,020
Aeroports de Paris	536	42,961
Air France KLM (I)	3,726	59,439
Air Liquide SA	5,994	700,096
Alcatel-Lucent (I)	58,158	197,708
Alstom SA	4,998	352,495
Atos Origin SA (I)	997	43,838
AXA Group SA	45,359	1,089,471
BioMerieux SA	199	23,155
BNP Paribas	23,190	1,931,478
Bouygues SA	5,561	278,855
Bureau Veritas SA	1,080	54,187
Cap Gemini SA	3,387	157,393

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
France (continued)
Carrefour SA	15,214	$738,654
Casino Guichard Perrachon SA	1,207	103,978
Christian Dior SA (L)	1,468	148,930
Cie de Saint-Gobain SA	9,027	495,712
Cie Generale de Geophysique-Veritas (I)	3,043	62,338
CNP Assurances SA	821	88,077
Compagnie Generale des Etablissements
Michelin, Class B	3,582	273,482
Credit Agricole SA	21,560	451,002
Dassault Systemes SA	1,423	81,960
Eiffage SA	858	46,645
Electricite de France	5,869	339,023
Eramet	92	30,075
Essilor International SA	4,953	288,088
Eurazeo	782	55,489
European Aeronautic Defence &
Space Company	10,182	183,266
Eutelsat Communications	1,902	62,368
Fonciere Des Regions	630	64,912
France Telecom SA	46,303	1,205,618
GDF Suez (L)	30,494	1,274,339
GDF Suez (I)	1,386	2
Gecina SA	319	35,227
Groupe DANONE	13,163	789,512
Hermes International SA	1,323	188,387
ICADE	405	40,932
Iliad SA	310	37,469
Imerys SA	677	39,727
Ipsen SA	329	17,975
JC Decaux SA (I)	1,422	32,543
Klepierre SA	2,367	95,075
L'Oreal SA	5,763	628,525
Lafarge SA	4,912	404,735
Lagardere SCA	2,996	128,442
Legrand SA, ADR	2,797	76,924
LVMH Moet Hennessy SA (L)	5,893	615,359
M6-Metropole Television	1,462	37,820
Natixis (I)	20,204	108,946
Neopost SA	725	63,565
PagesJaunes Groupe SA (L)	2,127	25,237
Pernod-Ricard SA	4,878	416,190
Peugeot SA (I)	3,886	138,383
PPR SA	1,892	229,961
Publicis Groupe SA	2,614	101,008
Renault SA (I)	4,608	225,174
Safran SA	3,928	66,036
Sanofi-Aventis SA	26,517	2,005,138
Schneider Electric SA	5,618	619,465
SCOR SE	3,668	89,458
Societe BIC SA	490	34,245
Societe Des Autoroutes Paris-Rhin-Rhone
(I)	356	29,764
Societe Generale	15,494	1,100,862
Societe Television Francaise 1	2,677	47,704
Sodexho Alliance	2,399	135,197
STMicroelectronics NV	15,867	128,532
Suez Environnement SA	6,816	152,072

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
France (continued)
Technip SA	2,406	$164,482
Thales SA	2,308	113,518
Total SA (L)	53,646	3,323,723
Unibail-Rodamco SE, REIT	2,005	452,038
Vallourec SA	1,339	225,709
Veolia Environnement SA	9,319	316,716
Vinci SA	10,171	565,918
Vivendi SA	29,843	864,416

		26,017,163
Germany - 5.38%
Adidas-Salomon AG	4,853	278,188
Allianz SE	11,197	1,382,548
BASF SE	22,822	1,385,519
Bayer AG	20,636	1,586,962
Bayerische Motoren Werke (BMW) AG	8,043	380,941
Beiersdorf AG	2,174	141,765
Celesio AG	1,813	47,906
Commerzbank AG (I)(L)	17,944	168,944
Daimler AG	22,312	1,131,438
Deutsche Bank AG	14,658	1,062,799
Deutsche Boerse AG	4,807	400,671
Deutsche Lufthansa AG	5,386	86,321
Deutsche Post AG	21,969	411,834
Deutsche Postbank AG (I)	2,424	85,725
Deutsche Telekom AG	70,276	1,041,979
E.ON AG	48,117	1,913,370
Fraport AG, ADR	1,094	54,190
Fresenius AG	898	52,071
Fresenius Medical Care AG	4,583	244,235
GEA Group AG	4,322	91,253
Hannover Rueckversicherung AG (I)	1,339	63,935
Heidelbergcement AG	3,703	247,567
Henkel AG & Company, KGaA	3,462	149,402
Hochtief AG	920	72,745
Infineon Technologies AG (I)	26,885	130,372
K&S AG (L)	3,567	215,362
Linde AG	3,683	453,520
MAN AG	2,712	222,344
Merck KGaA	1,684	158,801
Metro AG	2,889	181,568
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	5,125	802,679
Puma AG	162	55,902
Qiagen AG (I)	5,443	120,639
RWE AG	10,384	956,305
Salzgitter AG	998	95,703
SAP AG	21,252	1,019,078
Siemens AG	20,821	2,045,070
Solarworld AG (L)	2,500	56,768
Suedzucker AG	1,340	29,431
ThyssenKrupp AG	8,016	293,312
TUI AG (I)	2,762	21,945
United Internet AG (I)	2,473	33,424
Volkswagen AG (L)	2,233	276,443
Wacker Chemie AG	337	55,763

		19,706,737

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Greece - 0.41%
Alpha Bank AE (I)	11,764	$161,072
Bank of Cyprus PCL	14,624	104,705
Coca-Cola Hellenic Bottling Company SA	4,455	98,449
EFG Eurobank Ergas SA (I)	9,415	125,421
Hellenic Petroleum SA	1,230	14,454
Hellenic Telecommunications Organization
SA	6,640	102,803
Marfin Financial Group SA Holdings (I)	14,926	47,241
National Bank of Greece SA (I)	15,589	460,962
OPAP SA	5,990	143,490
Piraeus Bank SA (I)	7,808	114,197
Public Power Corp. SA (I)	2,630	53,200
Titan Cement Company SA	2,180	63,561

		1,489,555
Hong Kong - 3.33%
Agile Property Holdings, Ltd.	47,211	64,482
Alibaba.com, Ltd.	35,000	79,765
ASM Pacific Technology, Ltd.	4,500	36,712
Bank of East Asia, Ltd.	38,356	165,846
Beijing Enterprises Holdings, Ltd.	16,714	113,968
Belle International Holdings, Ltd.	108,888	135,796
BOC Hong Kong Holdings, Ltd.	95,500	219,363
Cathay Pacific Airways, Ltd. (I)	31,000	53,242
Cheung Kong Holdings, Ltd.	36,000	453,407
Cheung Kong Infrastructure Holdings, Ltd.	9,000	33,343
China Agri-Industries Holdings, Ltd.	65,784	83,934
China Citic Bank	128,000	105,591
China Everbright, Ltd.	21,784	51,603
China Mengniu Dairy Company, Ltd. (I)	31,498	96,874
China Merchants Holdings International
Company, Ltd.	31,828	98,847
China Mobile, Ltd.	151,970	1,422,382
China Overseas Land & Investment, Ltd.	102,397	219,885
China Resource Power Holdings, Ltd.	38,532	78,478
China Resources Enterprises, Ltd.	32,855	102,701
China Resources Land, Ltd.	51,211	118,288
China South Locomotive and Rolling Stock
Corp.	63,000	43,125
China Taiping Insurance Holdings
Company, Ltd. (I)	26,000	101,043
China Travel International Investment
Hong Kong, Ltd.	175,709	46,896
China Unicom, Ltd.	142,416	191,284
Citic Pacific, Ltd.	29,033	76,342
CLP Holdings, Ltd.	52,500	355,566
CNOOC, Ltd.	456,716	706,197
CNPC Hong Kong, Ltd.	60,000	67,434
COSCO Pacific, Ltd.	25,508	35,314
Denway Motors, Ltd.	175,559	107,264
Esprit Holdings, Ltd.	29,716	199,886
Fosun International	65,500	47,359
Franshion Properties China, Ltd.	106,000	36,752
Fushan International Energy Group, Ltd.	82,000	77,370
Geely Automobile Holdings Company,
Ltd.	125,000	63,311
Genting International PLC (I)	140,400	108,419

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Gome Electrical Appliances Holdings, Ltd.
(I)	221,695	$83,733
Hang Lung Group, Ltd.	21,000	103,278
Hang Lung Properties, Ltd.	54,000	195,953
Hang Seng Bank, Ltd.	19,700	288,044
Harbin Power Equipment Company, Ltd.	42,000	38,273
Henderson Land Development Company,
Ltd.	25,508	179,196
Hengan International Group Compnay,
Ltd.	16,000	114,823
Hidili Industry International Development,
Ltd. (I)	36,000	40,033
Hong Kong & China Gas Company, Ltd.	101,870	244,075
Hong Kong Aircraft Engineering
Company, Ltd.	1,600	21,233
Hong Kong Electric Holdings, Ltd.	33,000	179,235
Hong Kong Exchanges & Clearing, Ltd.	26,000	463,129
Hopewell Holdings, Ltd.	13,000	41,482
Hopson Development Holdings, Ltd.	24,000	39,974
Huabao International Holdings, Ltd.	45,000	47,437
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	59,000	9,844
Hutchison Telecommunications
International, Ltd. (I)	59,000	12,024
Hutchison Whampoa, Ltd.	55,000	371,925
Hysan Development Company, Ltd.	16,776	47,705
Kerry Properties, Ltd.	18,768	96,330
Kingboard Chemical Holdings, Ltd.	14,000	56,225
Li & Fung, Ltd.	57,600	231,246
Li Ning Company, Ltd.	20,749	68,102
Lifestyle International Holdings, Ltd.	15,500	26,681
Link, REIT	55,541	140,131
Mongolia Energy Company, Ltd. (I)	84,000	51,207
MTR Corp., Ltd.	37,208	125,945
New World Development Compnayy, Ltd.	63,229	130,045
Nine Dragons Paper Holdings, Ltd.	40,000	73,502
Noble Group, Ltd.	40,400	90,766
NWS Holdings, Ltd.	25,477	49,586
Orient Overseas International, Ltd.	5,000	22,559
Parkson Retail Group, Ltd.	42,500	71,009
Ping An Insurance Group Company of
China, Ltd.	30,855	287,482
Poly Hong Kong Investment, Ltd.	37,000	53,226
Renhe Commercial Holdings Compnay,
Ltd.	224,000	45,062
Shandong Weigao Group Medical Polymer
Company, Ltd.	12,000	42,868
Shanghai Industrial Holdings, Ltd.	14,070	70,450
Shangri-La Asia, Ltd.	36,000	65,552
Shimao Property Holdings, Ltd., GDR	49,500	93,517
Sino Land Company, Ltd.	44,482	84,530
Sino-Ocean Land Holdings, Ltd.	80,865	80,347
Sinofert Holdings, Ltd.	76,000	38,705
Sinotruk Hong Kong, Ltd.	26,500	31,620
Soho China, Ltd.	73,500	39,612
Sun Hung Kai Properties, Ltd.	36,000	531,303
Swire Pacific, Ltd.	18,500	212,094

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Television Broadcasting Company, Ltd.	6,000	$27,387
Tencent Holdings, Ltd.	22,000	406,393
Wharf Holdings, Ltd.	35,625	192,165
Wheelock and Company, Ltd.	24,000	77,972
Wing Hang Bank, Ltd.	3,085	31,988
Yue Yuen Industrial Holdings, Ltd.	13,000	36,479

		12,201,551
Hungary - 0.14%
Gedeon Richter Rt.	323	74,930
Magyar Telekom Rt.	18,477	73,797
MOL Magyar Olaj & Gazipari Rt. (I)	1,808	157,755
OTP Bank Rt. (I)	7,382	220,082

		526,564
India - 1.67%
Dr. Reddy's Laboratories, Ltd., ADR (L)	11,143	270,218
Grasim Industries, Ltd., ADR	2,144	108,765
ICICI Bank, Ltd., SADR	24,720	919,584
Infosys Technologies, Ltd., ADR (L)	29,919	1,524,971
Larsen & Toubro, Ltd.	11,967	418,845
Larsen & Toubro, Ltd., ADR (S)	2,732	94,832
Ranbaxy Laboratories, Ltd., ADR (I)	13,991	135,013
Reliance Communication, Ltd., ADR (S)	34,017	125,676
Reliance Energy, Ltd., ADR (L)(S)	447	30,197
Reliance Industries, Ltd., ADR (S)	31,736	1,450,335
Reliance Natural Resources, Ltd., ADR
(I)(S)	8,956	26,127
Satyam Computer Services, Ltd., ADR
(I)(L)	19,591	84,829
State Bank of India GDR	2,912	281,882
Tata Communications, Ltd., ADR	2,096	34,437
Tata Motors, Ltd., SADR (L)	13,990	200,337
Wipro, Ltd., ADR (L)	20,246	404,920

		6,110,968
Indonesia - 0.40%
Adaro Energy Tbk	199,500	36,714
Aneka Tambang Tbk PT	82,500	19,265
Astra Agro Lestari Tbk PT	10,000	23,629
Astra International Tbk PT	54,000	185,140
Bank Central Asia Tbk PT	368,000	186,683
Bank Danamon Indonesia Tbk PT	55,426	26,004
Bank Mandiri Tbk PT	196,000	92,468
Bank Pan Indonesia Tbk PT (I)	25,750	2,020
Bank Rakyat Indonesia Tbk PT	145,500	114,063
Bumi Resources Tbk PT	478,500	119,263
Indocement Tunggal Prakarsa Tbk PT	46,500	54,699
Indofood Sukses Makmur Tbk PT	105,500	34,417
Indosat Tbk PT	45,500	23,323
International Nickel Indonesia Tbk PT	50,000	18,301
Lippo Karawaci Tbk PT (I)	129,500	7,269
Perusahaan Gas Negara Tbk PT	347,500	134,437
PT Indo Tambangray	8,500	159
PT Telekomunikiasi Indonesia Tbk PT,
SADR	1,909	72,867
Semen Gresik Persero Tbk PT	53,000	40,977
Tambang Batubara Bukit Asam Tbk PT	13,000	22,656

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Indonesia (continued)
Telekomunikasi Indonesia Tbk PT	162,500	$155,007
Unilever Indonesia Tbk PT	36,500	42,702
United Tractors Tbk PT	35,333	56,069

		1,468,132
Ireland - 0.25%
Allied Irish Banks PLC - London
Exchange (I)	1,000	2,358
Anglo Irish Bank Corp. PLC (I)	29,183	16,935
Bank of Ireland - London Exchange (I)	22,142	54,076
C&C Group PLC	189	795
CRH PLC	15,606	394,394
CRH PLC - London Exchange	62	1,571
Elan Corp. PLC (I)	6,649	43,077
Elan Corp. PLC	3,097	20,415
Experian Group PLC	25,828	243,594
Greencore Group PLC	32	66
Kerry Group PLC	2,811	83,467
Ryanair Holdings PLC, SADR (I)	1,496	39,210

		899,958
Israel - 0.60%
Alvarion, Ltd., ADR (I)	649	2,512
Audio Codes, Ltd. (I)	664	1,620
Bank Hapoalim, Ltd. (I)	27,876	108,894
Bank Leumi Le-Israel, Ltd. (I)	25,593	107,265
Bezek Israeli Telecommunications Corp.,
Ltd.	23,820	54,273
Cellcom Israel, Ltd.	1,500	46,515
Cellcom Israel, Ltd.	1,227	39,963
Check Point Software Technologies, Ltd.
(I)	4,907	155,012
Delek Group, Ltd.	15	2,650
Delek Real Estate, Ltd. (I)	2,785	2,632
Discount Investment Corp.	1,168	26,699
Elbit Systems, Ltd.	841	51,624
Given Imaging Corp., ADR	209	3,578
ICL Israel Chemicals, Ltd.	13,573	176,272
Israel Corp., Ltd. (I)	77	57,109
Israel Discount Bank, Ltd. (I)	4,731	10,198
Makhteshim-Agam Industries, Ltd.	3,714	18,164
Mizrahi Tefahot Bank, Ltd. (I)	6,424	56,823
Nice Systems, Ltd. (I)	992	30,226
Ormat Industries, Ltd.	1,927	17,382
Partner Communications, Ltd.	1,898	35,276
RADWARE, Ltd., ADR (I)	413	5,402
Syneron Medical, Ltd., ADR (I)	423	4,230
Teva Pharmaceutical Industries, Ltd.	22,302	1,184,716

		2,199,035
Italy - 2.46%
A2A SpA	32,193	62,956
Assicurazioni Generali SpA	29,706	771,714
Autogrill SpA (I)	5,120	63,693
Autostrade SpA	7,199	186,759
Banca Carige SpA	15,492	43,385
Banca Intesa SpA - Non convertible	25,340	83,457
Banca Monte dei Paschi di Siena SpA	59,090	114,346

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Popolare di Milano SpA	10,837	$84,646
Banche Popolari Unite SpA	14,971	206,675
Banco Popolare Societa Cooperativa (I)	17,862	147,410
Enel SpA (L)	166,803	999,351
ENI SpA	65,666	1,628,905
Exor SpA	2,252	43,227
Fiat SpA (I)	19,902	296,396
Fondiaria-Sai SpA	3,169	52,851
Intesa Sanpaolo SpA (I)	195,712	854,909
Italcementi SpA	3,618	48,627
Luxottica Group SpA	2,898	72,329
Mediaset SpA	19,296	147,150
Mediobanca SpA (I)	12,023	144,238
Mediolanum SpA (L)	6,876	45,025
Parmalat SpA	41,764	121,883
Pirelli & Company SpA (I)	135,780	86,578
Prysmian SpA	3,013	50,725
Saipem SpA	6,809	220,303
Snam Rete Gas SpA	37,265	187,104
Telecom Italia SpA	258,429	415,568
Telecom Italia SpA	161,075	182,900
Tenaris SA	11,786	232,650
Terna Rete Elettrica Nazionale SpA	34,464	143,248
UniCredit Italiano SpA (I)	360,011	1,241,914
Unipol Gruppo Finanziario SpA, ADR (I)	31,121	42,752

		9,023,674
Japan - 13.81%
ABC-MART, Inc.	700	21,805
Acom Company, Ltd. (L)	650	8,636
Advantest Corp.	3,400	74,550
AEON Company, Ltd.	15,100	121,115
AEON Credit Service Company, Ltd.	1,600	16,364
Aeon Mall Company, Ltd.	1,700	31,402
Aioi Insurance Company, Ltd.	11,000	53,891
Air Water, Inc.	3,000	37,129
Aisin Seiki Company, Ltd.	4,300	102,986
Ajinomoto Company, Inc.	16,000	149,526
Alfresa Holdings Corp.	800	34,807
All Nippon Airways Company, Ltd.	20,000	52,552
Amada Company, Ltd.	9,000	52,171
Aozora Bank, Ltd. (I)	13,000	16,101
Asahi Breweries, Ltd.	9,000	159,765
Asahi Glass Company, Ltd.	26,000	227,348
Asahi Kasei Corp.	30,000	144,820
ASICS Corp.	4,000	35,126
Astellas Pharmaceuticals, Inc.	11,600	425,553
Bank of Kyoto, Ltd.	7,000	64,095
Benesse Corp.	1,800	80,406
Bridgestone Corp.	15,700	246,445
Brother Industries, Ltd.	4,400	47,838
Canon Sales Company, Inc.	1,800	26,438
Canon, Inc.	26,700	1,020,501
Casio Computer Company, Ltd.	6,300	45,359
Central Japan Railway Company, Ltd.	39	282,062
Chiba Bank, Ltd.	18,000	117,714
Chiyoda Corp.	4,000	30,773
Chubu Electric Power Company, Inc.	16,300	416,496

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	5,100	$96,808
Chugoku Bank, Ltd.	4,000	54,595
Chugoku Electric Power Company, Inc.	7,600	153,816
Citizen Watch Company, Ltd.	7,400	40,697
Coca-Cola West Japan Company, Ltd.	900	16,617
Cosmo Oil Company, Ltd.	11,000	23,511
Credit Saison Company, Ltd.	4,000	44,449
Dai Nippon Printing Company, Ltd.	13,000	160,610
Daicel Chemical Industries, Ltd.	7,000	41,127
Daido Steel Company, Ltd.	7,000	23,026
Daihatsu Motor Company, Ltd.	4,000	37,596
Daiichi Sankyo Company, Ltd.	17,100	335,051
Daikin Industries, Ltd.	5,600	199,147
Dainippon Sumitomo Pharma Company,
Ltd.	3,700	37,952
Daito Trust Construction Company, Ltd.	1,600	76,110
Daiwa House Industry Company, Ltd.	12,000	119,943
Daiwa Securities Group, Inc.	39,000	208,029
Dena Company, Ltd.	8	43,545
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	50,013
Denso Corp.	12,300	344,054
Dentsu, Inc.	4,700	100,217
Dowa Holdings Company, Ltd.	7,000	36,999
East Japan Railway Company	8,400	591,086
Eisai Company, Ltd.	6,600	241,381
Electric Power Development Company,
Ltd.	3,200	99,394
Elpida Memory, Inc. (I)	3,500	42,368
FamilyMart Company, Ltd.	1,200	39,425
Fanuc, Ltd.	4,800	396,581
Fast Retailing Company, Ltd.	1,300	235,642
Fuji Electric Holdings Company, Ltd. (I)	15,000	22,590
Fuji Heavy Industries, Ltd. (I)	13,000	50,718
Fuji Television Network, Inc.	11	16,402
FUJIFILM Holdings Corp.	12,400	337,990
Fujitsu, Ltd.	49,000	288,570
Fukuoka Financial Group, Inc.	19,000	68,484
Furukawa Electric Company, Ltd.	15,000	55,567
GS Yuasa Corp. (L)	9,000	62,887
Gunma Bank	9,000	52,231
Hakuhodo DY Holdings, Inc.	650	31,596
Hankyu Hanshin Holdings, Inc.	31,200	144,465
Hino Motors, Ltd. (I)	6,000	17,938
Hirose Electric Company, Ltd.	700	74,075
Hisamitsu Pharmaceutical Company, Inc.	1,500	52,763
Hitachi Chemical, Ltd.	1,900	37,147
Hitachi Construction Machinery Company,
Ltd.	2,700	63,230
Hitachi High-Technologies Corp.	1,200	19,655
Hitachi Metals, Ltd.	3,000	26,201
Hitachi, Ltd. (I)	87,000	234,040
Hokkaido Electric Power Company, Inc.	4,100	81,702
Hokuhoku Financial Group, Inc.	29,000	67,393
Hokuriku Electric Power Company	5,200	118,173
Honda Motor Company, Ltd.	41,300	1,276,900
Hoya Corp.	9,900	250,673
Ibiden Company, Ltd.	3,100	103,591

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Idemitsu Kosan Company, Ltd.	500	$30,404
Inpex Holdings, Inc.	20	155,861
Isetan Mitsukoshi Holdings, Ltd.	7,740	66,035
Ishikawajima-Harima Heavy Industries
Company, Ltd. (I)	33,000	52,609
Isuzu Motors, Ltd. (I)	26,000	44,583
ITO EN, Ltd.	900	14,527
Itochu Corp.	39,000	265,299
Itochu Techno-Science Corp.	800	22,035
Iyo Bank, Ltd.	6,000	54,674
J Front Retailing Company, Ltd.	12,000	50,078
JAFCO Company, Ltd.	900	21,449
Japan Airlines System Corp. (I)	20,000	21,298
Japan Petroleum Exploration Company,
Ltd.	800	36,366
Japan Prime Realty Investment Corp.,
REIT	9	20,362
Japan Real Estate Investment Corp., REIT
(L)	9	65,632
Japan Retail Fund Investment Corp., REIT	8	34,781
Japan Tobacco, Inc.	111	328,865
JFE Holdings, Inc.	12,100	393,715
JGC Corp.	5,000	92,644
Joyo Bank, Ltd.	16,000	74,110
JS Group Corp.	5,600	91,053
JSR Corp.	3,800	72,376
Jupiter Telecommunications Company,
Ltd.	59	55,257
Kajima Corp.	20,000	38,607
Kamigumi Company, Ltd.	7,000	54,949
Kaneka Corp.	8,000	53,004
Kansai Electric Power Company, Ltd.	18,700	464,863
Kansai Paint Company, Ltd.	6,000	51,893
Kao Corp.	13,800	337,836
Kawasaki Heavy Industries, Ltd.	29,000	69,998
Kawasaki Kisen Kaisha, Ltd. (I)	12,000	34,885
KDDI Corp.	72	389,243
Keihin Electric Express Railway Company,
Ltd.	9,000	72,931
Keio Corp.	14,000	88,294
Keisei Electric Railway Company, Ltd.	7,000	39,347
Keyence Corp.	1,100	220,531
Kikkoman Corp.	4,000	46,176
Kinden Corp.	4,000	35,722
Kintetsu Corp.	44,000	169,059
Kirin Brewery Company, Ltd.	20,000	326,459
Kobe Steel Company, Ltd. (I)	69,000	117,498
Koito Manufacturing Company, Ltd.	2,000	29,528
Komatsu, Ltd.	24,100	473,975
Konami Corp.	1,800	30,056
Konica Minolta Holdings, Inc.	11,000	101,165
Koyo Seiko Company, Ltd.	5,300	51,425
Kubota Corp.	26,000	227,491
Kuraray Company, Ltd.	8,500	101,617
Kurita Water Industries, Ltd.	2,800	87,876
Kyocera Corp.	4,000	316,291
Kyowa Hakko Kogyo Company, Ltd.	6,737	72,625

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Kyushu Electric Power Company, Inc.	8,900	$195,198
Lawson, Inc.	1,600	79,096
Mabuchi Motor Company, Ltd.	700	34,191
Makita Corp.	2,400	80,069
Marubeni Corp.	43,000	226,806
Marui Company, Ltd.	3,700	20,613
Maruichi Steel Tube, Ltd.	400	7,569
Matsui Securities Company, Ltd.	2,100	14,103
Matsushita Electric Industrial Company,
Ltd.	50,000	638,730
Matsushita Electric Works, Ltd.	9,000	102,941
Mazda Motor Corp. (I)	44,000	93,773
McDonald's Holdings Company (Japan),
Ltd.	1,900	40,660
Mediceo Holdings Company, Ltd.	3,700	50,996
MEIJI Holdings Company, Ltd. (I)	1,700	67,479
Minebea Company, Ltd.	10,000	50,029
Mitsubishi Chemical Holdings Corp. (L)	25,500	92,703
Mitsubishi Corp.	34,500	778,612
Mitsubishi Electric Corp. (I)	49,000	346,164
Mitsubishi Estate Company, Ltd.	30,000	469,140
Mitsubishi Gas & Chemicals Company,
Inc.	7,000	31,615
Mitsubishi Heavy Industries, Ltd.	78,000	253,006
Mitsubishi Logistics Corp.	3,000	31,424
Mitsubishi Materials Corp. (I)	26,000	62,036
Mitsubishi Motors Corp. (I)(L)	98,000	131,221
Mitsubishi Rayon Company, Ltd.	12,000	51,295
Mitsubishi UFJ Financial Group	261,400	1,440,928
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,140	34,261
Mitsui & Company, Ltd.	42,400	556,502
Mitsui Chemicals, Inc.	13,000	32,557
Mitsui Engineering & Shipbuilding
Company, Ltd.	19,000	46,381
Mitsui Fudosan Company, Ltd.	21,000	359,131
Mitsui Mining & Smelting Company, Ltd.
(I)	13,000	31,954
Mitsui O.S.K. Lines, Ltd.	30,000	167,670
Mitsui Sumitomo Insurance Group
Holdings	10,900	287,324
Mitsui Trust Holdings, Inc.	22,000	77,717
Mitsumi Electric Company, Ltd.	1,900	29,361
Mizuho Financial Group, Inc.	317,500	586,726
Mizuho Trust & Banking Company, Ltd.
(I)	27,000	24,479
Murata Manufacturing Company, Ltd.	5,100	240,534
Namco Bandai Holdings, Inc.	5,100	50,872
NEC Corp. (I)	42,000	105,037
NGK INSULATORS, Ltd.	6,000	130,862
NGK Spark Plug Company, Ltd.	3,000	31,847
NHK Spring Company, Ltd.	3,000	26,621
Nidec Corp.	2,900	253,124
Nikon Corp.	8,700	157,226
Nintendo Company, Ltd.	2,500	611,866
Nippon Building Fund, Inc., REIT	11	89,338
Nippon Electric Glass Company, Ltd.	10,000	117,760

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Express Company, Ltd.	19,000	$83,778
Nippon Meat Packers, Inc.	4,000	49,554
Nippon Mining Holdings, Inc.	18,500	71,886
Nippon Oil Corp.	30,000	127,745
Nippon Paper Group, Inc.	2,000	54,417
Nippon Sheet Glass Company, Ltd.	12,000	30,140
Nippon Steel Corp.	126,000	463,831
Nippon Telegraph & Telephone Corp.	12,700	547,549
Nippon Yusen Kabushiki Kaisha (L)	23,000	71,624
NIPPONKOA Insurance Company, Ltd.	16,000	95,334
Nishi-Nippon City Bank, Ltd.	17,000	46,733
Nissan Chemical Industries, Ltd.	4,000	52,892
Nissan Motor Company, Ltd. (I)	61,200	443,775
Nissay Dowa General Insurance Company,
Ltd.	2,000	9,950
Nissha Printing Company, Ltd.	700	36,016
Nisshin Seifun Group, Inc.	4,500	60,571
Nisshin Steel Company	12,000	17,883
Nisshinbo Holdings, Inc.	3,000	24,510
Nissin Food Products Company, Ltd.	1,700	62,162
Nitori Company, Ltd.	850	71,260
Nitto Denko Corp.	4,500	144,334
NOK Corp.	2,500	29,081
Nomura Holdings, Inc.	87,900	629,725
Nomura Real Estate Holdings, Inc.	2,400	37,530
Nomura Real Estate Office Fund, Inc.	6	34,248
Nomura Research Institute, Ltd.	2,400	50,626
NSK, Ltd.	11,000	68,045
NTN Corp.	12,000	44,925
NTT Data Corp.	26	73,722
NTT DoCoMo, Inc.	381	575,737
NTT Urban Development Corp.	31	22,161
Obayashi Corp.	13,000	43,268
OBIC Company, Ltd.	130	21,632
Odakyu Electric Railway Company, Ltd.	15,000	123,244
Oji Paper Company, Ltd.	19,000	80,932
Olympus Corp.	5,900	177,539
Omron Corp.	5,100	84,255
Ono Pharmaceutical Company, Ltd.	2,000	91,918
Oracle Corp. - Japan	1,000	45,475
Oriental Land Company, Ltd.	1,300	92,500
ORIX Corp.	2,580	177,954
Osaka Gas Company, Ltd.	52,000	189,519
Otsuka Corp.	400	19,109
Rakuten, Inc. (I)	176	141,715
Resona Holdings, Inc.	12,200	130,928
Ricoh Company, Ltd.	17,000	223,637
Rinnai Corp.	1,000	49,282
Rohm Company, Ltd.	2,600	169,111
SANKYO Company, Ltd.	1,100	61,597
Santen Pharmaceutical Company, Ltd.	1,900	64,301
Sanyo Electric Company, Ltd. (I)(L)	39,000	69,364
Sapporo Hokuyo Holdings, Inc.	8,200	30,566
Sapporo Holdings, Ltd.	4,000	19,276
SBI Holdings, Inc.	338	57,726
Secom Company, Ltd.	5,000	233,465
SEGA SAMMY HOLDINGS, Inc.	4,700	59,524

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Seiko Epson Corp.	2,600	$40,234
Sekisui Chemical Company, Ltd.	11,000	64,926
Sekisui House, Ltd.	11,000	96,781
Senshu Ikeda Holdings Inc (I)	16,000	57,196
Seven & I Holdings Company, Ltd.	18,900	420,922
Seven Bank, Ltd.	9	18,003
Sharp Corp.	26,000	294,552
Shikoku Electric Power Company, Inc.	4,200	125,616
Shimadzu Corp.	5,000	31,375
Shimamura Company, Ltd.	600	56,045
Shimano, Inc.	1,400	58,204
Shimizu Corp.	11,000	37,991
Shin-Etsu Chemical Company, Ltd.	10,100	543,938
Shinko Electric Industries Company, Ltd.	1,600	21,996
Shinko Securities Company, Ltd.	14,000	45,741
Shinsei Bank, Ltd. (I)	19,000	23,351
Shionogi & Company, Ltd.	7,000	150,224
Shiseido Company, Ltd.	8,000	157,249
Shizuoka Bank, Ltd.	14,000	139,211
Showa Denko K.K.	29,000	51,377
Showa Shell Sekiyu KK	4,600	38,706
SMC Corp.	1,300	146,252
Softbank Corp.	19,200	456,774
Sojitz Holdings Corp.	23,900	41,787
Sompo Japan Insurance, Inc.	24,000	150,747
Sony Corp.	25,300	674,246
Sony Financial Holdings, Inc.	21	63,449
Square Enix Company, Ltd.	1,800	39,081
Stanley Electric Company, Ltd.	3,300	64,991
Sumco Corp.	2,900	49,043
Sumitomo Chemical Company, Ltd.	42,000	163,967
Sumitomo Corp.	28,800	283,502
Sumitomo Electric Industries, Ltd.	18,000	211,200
Sumitomo Heavy Industries, Ltd. (I)	14,000	62,098
Sumitomo Metal Industries, Ltd.	88,000	223,172
Sumitomo Metal Mining Company, Ltd.	14,000	229,769
Sumitomo Mitsui Financial Group	23,100	767,777
Sumitomo Realty &
Development Company, Ltd.	9,000	157,222
Sumitomo Rubber Industries, Inc.	2,900	22,489
Sumitomo Trust & Banking Company, Ltd.	34,000	183,152
Suruga Bank, Ltd.	5,000	49,142
Suzuken Company, Ltd.	1,500	54,784
Suzuki Motor Corp.	8,400	197,926
Sysmex Corp.	800	43,026
T&D Holdings, Inc.	5,450	127,046
TAIHEIYO CEMENT Corp. (I)	24,000	26,682
Taisei Corp.	25,000	43,567
Taisho Pharmaceuticals Company, Ltd.	3,000	54,766
Taiyo Nippon Sanso Corp.	6,000	67,209
Takashimaya Company, Ltd.	7,000	44,672
Takeda Pharmaceutical Company, Ltd.	18,900	787,403
Tanabe Seiyaku Company, Ltd.	5,000	65,973
TDK Corp.	3,100	160,207
Teijin, Ltd.	20,000	62,209
Terumo Corp.	4,000	224,921
The 77th Bank, Ltd.	9,000	55,218

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
The Bank of Yokohama, Ltd.	33,000	$161,116
The Hachijuni Bank, Ltd.	10,000	63,448
The Hiroshima Bank, Ltd.	13,000	54,322
The Japan Steel Works, Ltd.	9,000	109,662
THK Company, Ltd.	3,000	48,867
Tobu Railway Company, Ltd.	23,000	127,477
Toho Company, Ltd.	2,300	36,765
Toho Gas Company, Ltd.	10,000	55,903
Tohoku Electric Power Company, Inc.	11,200	236,453
Tohoku Electric Power Company, Inc.	30,600	824,859
Tokio Marine Holdings, Inc.	17,700	511,553
Tokuyama Corp.	7,000	40,178
Tokyo Electron, Ltd.	4,100	221,494
Tokyo Gas Company, Ltd.	55,000	226,190
Tokyo Steel Manufacturing Company, Ltd.	2,400	27,118
Tokyo Tatemono Company, Ltd. (L)	7,000	23,329
Tokyu Corp.	31,000	136,002
Tokyu Land Corp.	10,000	35,887
TonenGeneral Sekiyu K.K	6,000	52,316
Toppan Printing Company, Ltd.	12,000	96,748
Toray Industries, Inc.	35,000	184,726
Toshiba Corp. (I)	97,000	508,729
Tosoh Corp.	12,000	28,628
Toto, Ltd.	7,000	37,440
Toyo Seikan Kaisha, Ltd.	3,900	57,922
Toyo Suisan Kaisha, Ltd.	2,000	54,237
Toyoda Gosei Company, Ltd.	1,600	43,557
Toyota Boshoku Corp.	1,800	35,054
Toyota Industries Corp.	4,100	111,551
Toyota Motor Corp.	73,100	2,877,401
Toyota Tsusho Corp.	5,100	68,297
Trend Micro, Inc. (I)	2,500	88,889
Tsumura & Company, Ltd.	1,300	43,151
Ube Industries, Ltd.	22,000	53,764
UNI Charm Corp.	1,000	101,791
UNY Company, Ltd.	3,500	25,084
Ushio, Inc.	2,900	48,610
USS Company, Ltd.	570	35,266
West Japan Railway Company, Ltd.	40	148,562
Yahoo! Japan Corp.	309	92,276
Yakult Honsha Company, Ltd.	2,400	74,407
Yamada Denki Company, Ltd.	2,000	119,690
Yamaguchi Financial Group, Inc.	4,000	41,899
Yamaha Corp.	3,400	34,460
Yamaha Motor Company, Ltd. (I)	4,500	52,673
Yamato Kogyo Company, Ltd.	700	21,782
Yamato Transport Company, Ltd.	9,000	123,728
Yamazaki Baking Company, Ltd.	2,000	24,632
YASKAWA Electric Corp.	6,000	44,487
Yokogawa Electric Corp.	4,400	31,078

		50,617,594
Luxembourg - 0.30%
ArcelorMittal (L)	20,840	816,980
Millicom International Cellular SA	2,076	154,764
SES SA	6,561	139,990

		1,111,734

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Malaysia - 0.58%
AirAsia BHD (I)	17,100	$6,410
Alliance Financial Group BHD	32,900	25,742
AMMB Holdings BHD	33,700	48,223
Asiatic Development BHD	12,400	22,549
Berjaya Sports Toto BHD	14,035	17,124
British American Tobacco Malaysia BHD	2,500	32,663
Bursa Malaysia BHD	7,600	18,056
Commerce Asset Holdings BHD	63,700	237,260
Digi.Com BHD	10,400	66,478
Gamuda BHD	49,500	40,915
Genting BHD	61,500	126,202
Hong Leong Bank BHD	11,600	27,281
Hong Leong Credit BHD	4,400	8,988
IGB Corp. BHD (I)	13,900	8,290
IJM Corp. BHD	43,260	57,240
IOI Corp. BHD	93,800	149,631
KLCC Property Holdings BHD	8,900	8,691
KNM Group BHD	100,800	21,611
Kuala Lumpur Kepong BHD	13,400	61,603
Lafarge Malayan Cement BHD	7,380	13,378
Malayan Banking BHD	82,787	164,863
Malaysian Airline System BHD (I)	7,200	6,476
MISC BHD	28,400	74,027
MMC Corp. BHD	44,200	31,322
Parkson Holdings BHD	18,887	28,942
Petronas Dagangan BHD	5,200	13,682
Petronas Gas BHD	16,800	48,993
PLUS Expressways BHD	35,400	34,626
PPB Group BHD	10,200	47,530
Public Bank BHD	1,114	3,572
Public Bank BHD	27,000	86,092
Resorts World BHD	81,800	67,844
RHB Capital BHD	3,200	5,014
Sime Darby BHD	72,938	192,991
SP Setia BHD	15,150	15,720
Tanjong PLC	2,800	13,349
Telekom Malaysia BHD	30,000	26,964
Tenaga Nasional BHD	48,600	120,703
TM International BHD (I)	63,125	57,388
UEM Land Holdings BHD (I)	20,250	8,915
UMW Holdings BHD	7,100	13,190
YTL Corp. BHD	12,546	26,070
YTL Power International BHD	40,903	27,018

		2,113,626
Malta - 0.00%
BGP Holdings PLC (I)	181,302	0
Mexico - 1.00%
Alfa SA de CV	10,600	67,217
America Movil SAB de CV, ADR, Series
L	577	27,915
America Movil SAB de CV, Series L	448,900	1,085,865
Carso Global Telecom SAB de CV (I)	17,700	74,393
Cemex SA de CV (I)	225,231	255,864
Cemex SA de CV, SADR (I)	775	8,750
Coca-Cola Femsa SA de CV	10,100	57,915
Desarrolladora Homex SA de CV (I)	6,900	39,977

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SA de CV	51,200	$232,694
Fresnillo PLC	5,418	75,738
Grupo Aeroportuario del Pacifico SA de
CV, Series B	15,900	44,978
Grupo Bimbo SA de CV	12,300	79,614
Grupo Carso SA de CV	20,301	61,227
Grupo Elektra SA de CV	2,000	88,159
Grupo Financiero Banorte SA de CV	34,018	117,565
Grupo Financiero Inbursa SA de CV	13,033	37,090
Grupo Mexico SAB de CV, Series B	103,907	244,114
Grupo Modelo SA (I)	11,700	61,344
Grupo Televisa SA	53,300	219,733
Grupo Televisa SA, SADR	940	19,336
Industrias Penoles SA de CV	3,400	79,223
Kimberly-Clark de Mexico SA de CV	11,000	46,173
Mexichem SAB de CV	38,825	73,559
Telefonos de Mexico SA de CV	143,800	129,218
Telmex Internacional SAB de CV	141,200	108,319
Urbi Desarrollos Urbanos SA de CV (I)	15,400	31,428
Wal-Mart de Mexico SA de CV, Series V	72,388	297,641

		3,665,049
Netherlands - 1.77%
Aegon NV (I)	39,564	288,741
Akzo Nobel NV	5,936	378,360
ASML Holding NV	11,299	349,363
Corio NV	1,776	121,200
Fugro NV	1,765	100,664
Heineken Holding NV	3,036	125,242
Heineken NV	6,398	301,350
ING Groep NV (I)	49,924	471,019
Koninklijke (Royal) Philips
Electronics NV	24,817	684,256
Koninklijke Ahold NV	30,445	410,868
Koninklijke Boskalis Westinster NV	2,309	92,041
Koninklijke DSM NV	4,177	206,031
Koninklijke KPN NV	43,597	776,487
Koninklijke Vopak NV (I)	779	61,375
Randstad Holdings NV (I)	2,668	117,224
Reed Elsevier NV	18,343	213,645
SBM Offshore NV	4,165	79,053
TNT Post Group NV	9,679	282,344
Unilever NV	41,188	1,263,405
Wolters Kluwer NV	7,102	155,383

		6,478,051
New Zealand - 0.08%
Auckland International Airport, Ltd.	27,486	36,610
Contact Energy, Ltd. (I)	5,310	22,310
Fletcher Building, Ltd.	20,485	114,798
Sky City Entertainment Group, Ltd.	13,600	33,307
Telecom Corp. of New Zealand, Ltd.	48,474	85,738

		292,763
Norway - 0.48%
Den Norske Bank ASA (I)(L)	17,000	191,300
Norsk Hydro ASA (I)	16,903	120,585
Orkla ASA	19,986	184,999

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Norway (continued)
Renewable Energy Corp. AS (I)	8,843	$56,663
Statoil Hydor ASA	27,840	686,422
Telenor ASA (I)	21,400	291,675
Yara International ASA	5,000	215,304

		1,746,948
Peru - 0.10%
Cia Minera Milpo SAA	22,248	57,531
Compania de Minas Buenaventura SA	2,418	98,197
Compania de Minas Buenaventura SA,
ADR	1,499	60,185
Credicorp SA	840	59,640
Credicorp, Ltd., ADR	546	39,012
Southern Peru Copper Corp.	1,346	46,706

		361,271
Philippines - 0.10%
Ayala Corp.	8,363	54,138
Ayala Land, Inc.	118,600	29,818
Banco De Oro	49,014	41,722
Bank of the Philippine Islands	58,268	58,948
Globe Telecommunications, Inc.	690	14,108
Jollibee Foods Corp.	9,000	10,464
Manila Electric Company	9,142	39,895
Metropolitan Bank & Trust Company	12,800	12,391
Philippine Long Distance Telephone
Company	1,100	60,409
PNOC Energy Development Corp.	166,001	14,348
SM Investments Corp.	3,594	24,105
SM Prime Holdings, Ltd.	84,941	17,762

		378,108
Poland - 0.29%
Asseco Poland SA	1,956	40,629
Bank Handlowy w Warszawie SA (I)	917	22,669
Bank Millennium SA (I)	18,629	30,263
Bank Pekao SA (I)	3,147	199,942
Bank Zachodni WBK SA (I)	915	53,840
Boryszew SA (I)	550	1,439
BRE Bank SA (I)	340	28,229
Cyfrowy Polsat SA	2,783	13,825
Getin Holding SA (I)	12,724	36,746
Globe Trade Centre SA (I)	4,447	38,208
Grupa Lotos SA (I)	2,585	29,806
ING Bank Slaski SA (I)	96	25,354
KGHM Polska Miedz SA	3,333	129,700
PBG SA (I)	99	7,766
Polish Oil & Gas Company	19,646	26,739
Polski Koncern Naftowy Orlen SA (I)	8,002	89,838
Powszechna Kasa Oszczednosci Bank
Polski SA	16,501	223,404
Sygnity SA (I)	160	708
Telekomunikacja Polska SA	13,809	80,363
TVN SA	277	1,246

		1,080,714
Portugal - 0.25%
Banco Comercial dos Acores SA	88,835	118,203
Banco Espirito Santo SA	14,371	100,945

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Portugal (continued)
Brisa Auto Estrada SA	3,494	$35,117
Cimpor-Cimentos De Portugal SA	4,112	31,332
EDP Renovaveis SA (I)	8,841	87,070
Electricidade de Portugal SA	39,468	181,575
Galp Energia SGPS SA	3,671	66,315
Jeronimo Martins	8,639	85,342
Portugal Telecom SGPS SA	18,200	220,573

		926,472
Russia - 1.35%
Comstar United Telesystems, GDR	5,105	26,342
Federal Grid Company Unified Energy
System JSC, GDR (I)(S)	1,540	9,625
Gazprom Neft, SADR	1,693	45,203
Gazprom OAO, SADR	6,150	141,698
Gazprom OAO. SADR	64,020	1,454,534
JSC MMC Norilsk Nickel, ADR (I)(L)	26,154	359,618
Lukoil OAO, ADR (L)	14,070	817,467
Mechel Steel Group, ADR	4,406	85,697
Mobile Telesystems, SADR	5,997	300,330
NovaTek OAO, ADR	2,746	180,336
Novolipetsk Steel, ADR	3,160	95,211
Polyus Gold Company ZAO, SADR	3,630	96,377
Rosneft Oil Company	18,823	153,630
Rosneft Oil Company, GDR	19,280	155,204
Rostelecom, ADR	877	29,993
Severstal, ADR	4,900	37,926
Sibirtelecom, ADR	424	2,544
Sistema JSFC, Reg. S, GDR (I)	2,929	52,770
Surgutneftegaz SADR	17,331	78,336
Surgutneftegaz, ADR (L)	21,507	191,627
Tatneft, ADR	6,077	183,829
TMK OAO (I)	1,674	28,525
Uralkali (I)	4,492	103,279
UralsvyAzinform, ADR	1,471	6,443
Vimpel-Communications, SADR	9,269	176,945
VolgaTelecom, ADR	1,172	5,040
VTB Bank OJSC, GDR	20,343	88,658
Wimm-Bill-Dann Foods OJSC, ADR (I)	2,144	42,666

		4,949,853
Singapore - 0.95%
Ascendas, REIT	46,000	64,639
Capitaland, Ltd.	65,500	191,333
CapitaMall Trust	52,200	65,058
City Developments, Ltd.	14,000	101,476
ComfortDelGro Corp., Ltd.	63,000	67,324
Cosco Corp. Singapore, Ltd.	31,000	24,038
DBS Group Holdings, Ltd.	41,500	430,508
Fraser and Neave, Ltd.	26,000	74,865
Golden Agri-Resources, Ltd. (I)	220,240	73,416
Jardine Cycle and Carriage, Ltd.	4,254	74,829
Keppel Corp., Ltd.	33,210	194,835
Neptune Orient Lines, Ltd.	29,750	32,554
Olam International, Ltd.	35,500	67,699
Oversea-Chinese Banking Corp., Ltd.	61,757	374,722
SembCorp Industries, Ltd.	20,000	53,395
SembCorp Marine, Ltd.	28,600	72,565

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Airlines, Ltd.	13,140	$126,225
Singapore Airport Terminal Services, Ltd.	9,592	17,700
Singapore Exchange, Ltd.	23,000	130,872
Singapore Press Holdings, Ltd.	35,000	94,496
Singapore Technologies Engineering, Ltd.	28,000	61,411
Singapore Telecommunications, Ltd.	202,950	430,392
StarHub, Ltd.	17,000	23,818
United Overseas Bank, Ltd.	30,000	409,473
UOL Group, Ltd.	18,000	47,218
Wilmar International, Ltd.	33,000	150,631
Yangzijiang Shipbuilding Holdings, Ltd.	41,000	36,532

		3,492,024
South Africa - 1.36%
ABSA Group, Ltd.	6,909	119,414
African Bank Investments, Ltd.	14,629	56,978
African Rainbow Minerals, Ltd.	2,003	43,108
Anglo Platinum, Ltd. (I)	1,342	138,708
AngloGold Ashanti, Ltd.	7,761	341,481
Aspen Pharmacare Holdings, Ltd. (I)	4,629	42,484
Aveng, Ltd.	8,562	42,871
Bidvest Group, Ltd.	6,322	102,478
Discovery Holdings, Ltd., ADR	9,351	40,253
Exxaro Resources, Ltd.	1,715	21,127
FirstRand, Ltd.	75,270	177,343
Foschini, Ltd.	3,146	24,095
Gold Fields, Ltd.	16,846	248,351
Growthpoint Properties, Ltd.	32,989	61,791
Harmony Gold Mining Company, Ltd.	8,001	88,772
Hulamin, Ltd.	83	156
Impala Platinum Holdings, Ltd.	13,845	322,510
Imperial Holdings, Ltd.	2,765	30,220
Investec, Ltd.	4,018	30,637
Kumba Iron Ore, Ltd.	1,397	47,709
Liberty Holdings, Ltd.	1,135	10,239
Massmart Holdings, Ltd.	3,424	38,919
Mittal Steel South Africa, Ltd.	3,287	45,599
MTN Group, Ltd.	35,872	576,413
Murray & Roberts Holdings, Ltd.	5,381	34,840
Naspers, Ltd.	9,528	357,689
Nedbank Group, Ltd.	3,842	58,839
Network Healthcare Holdings, Ltd. (I)	20,102	32,825
Pick'n Pay Stores, Ltd.	4,684	25,349
Pretoria Portland Cement Company, Ltd.	8,925	37,335
Redefine Income Fund, Ltd.	68,088	65,076
Remgro, Ltd.	11,916	139,147
Reunert, Ltd.	2,083	15,412
RMB Holdings, Ltd.	14,519	55,035
Sanlam, Ltd.	55,213	165,314
Sappi, Ltd. (I)	7,504	32,856
Sasol, Ltd.	14,519	573,082
Shoprite Holdings, Ltd.	8,716	73,013
Standard Bank Group, Ltd.	28,371	368,528
Steinhoff International Holdings, Ltd. (I)	23,609	57,551
Telkom SA, Ltd.	4,799	24,243
Tiger Brands, Ltd.	3,263	71,265
Truworths International, Ltd.	8,531	47,842
Vodacom Group Pty, Ltd.	7,004	53,881

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Africa (continued)
Woolworths Holdings, Ltd.	12,339	$27,790

		4,968,568
South Korea - 2.68%
Amorepacific Corp.	96	70,917
Asiana Airlines, Inc. (I)	676	2,152
Busan Bank	5,225	57,346
Celltrion, Inc. (I)	2,300	26,923
Cheil Industries, Inc.	1,480	63,524
CJ CheilJedang Corp.	238	44,955
Daegu Bank	4,210	59,787
Daelim Industrial Company, Ltd.	690	48,943
Daewoo Engineering & Construction
Company, Ltd.	1,909	19,060
Daewoo International Corp.	996	27,600
Daewoo Securities Company, Ltd.	3,370	54,270
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,600	19,763
DC Chemical Company, Ltd.	280	47,593
Dongbu Insurance Company, Ltd.	1,320	38,062
Dongkuk Steel Mill Company, Ltd.	1,380	29,337
Doosan Corp.	310	18,702
Doosan Heavy Industries and Construction
Company, Ltd.	1,150	57,011
Doosan Infracore Company, Ltd.	2,880	40,084
GLOVIS Company, Ltd.	280	26,488
GS Engineering & Construction Corp.	860	80,698
GS Holdings Corp.	1,810	49,377
Hana Financial Group, Inc.	4,350	126,054
Hanjin Heavy Industries & Construction
Company, Ltd.	1,508	28,163
Hanjin Shipping Company, Ltd.	2,640	39,164
Hankook Tire Company, Ltd.	1,200	23,843
Hanwha Chemical Corp.	704	7,410
Hanwha Corp.	1,570	57,512
Hite Brewery Company, Ltd.	147	20,233
Hite Holdings Company, Ltd.	183	4,213
Honam Petrochemical Corp.	220	17,780
Hynix Semiconductor, Inc. (I)	12,430	197,457
Hyosung Corp.	840	60,734
Hyundai Department Store Company, Ltd.	490	48,071
Hyundai Development Company	1,320	44,327
Hyundai Engineering & Construction
Company, Ltd.	1,450	82,745
Hyundai Heavy Industries Company, Ltd.	960	124,346
Hyundai Mipo Dockyard Company, Ltd.	360	25,091
Hyundai Mobis	1,590	203,991
Hyundai Motor Company, Ltd.	560	18,879
Hyundai Motor Company, Ltd.	3,710	316,230
Hyundai Securities Company, Ltd.	4,428	52,433
Hyundai Steel Company	1,580	105,567
Industrial Bank of Korea (I)	6,000	69,482
Kangwon Land, Inc.	1,790	25,050
KB Financial Group, Inc. (I)	5,799	290,920
KB Financial Group, Inc., ADR (I)	2,563	129,073
KCC Corp.	160	49,562
Kia Motors Corp. (I)	6,270	92,277
Korea Electric Power Corp. (I)	6,463	177,416

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Exchange Bank	7,470	$91,870
Korea Gas Corp.	780	33,090
Korea Investment Holdings Company, Ltd.	620	16,333
Korea Line Corp.	240	8,366
Korea Zinc Company, Ltd.	290	53,316
Korean Air Lines Company, Ltd. (I)	1,207	51,377
Korean Reinsurance Company, Ltd.	12	96
KT Corp.	3,252	107,791
KT&G Corp.	2,620	152,008
Kumho Industrial Company, Ltd.	960	9,255
LG Chem, Ltd.	1,229	221,630
LG Corp.	2,390	130,800
LG Dacom Corp.	2,070	32,502
LG Display Company, Ltd.	5,506	152,980
LG Display Company, Ltd., ADR	439	6,146
LG Electronics, Inc.	2,250	199,507
LG Household & Health Care, Ltd.	270	66,270
LG Telecom, Ltd.	5,209	36,746
Lotte Confectionery Company, Ltd.	20	21,442
Lotte Shopping Company, Ltd.	180	55,748
LS Cable, Ltd.	410	34,657
LS Industrial Systems Company, Ltd.	420	33,622
Mirae Asset Securities Company, Ltd.	454	22,781
NCSoft Corp.	340	44,206
NHN Corp. (I)	1,030	163,990
POSCO	1,528	730,269
POSCO, SADR (L)	575	68,540
S-Oil Corp.	1,520	71,504
S1 Corp.	840	33,960
Samsung Card Company, Ltd.	1,190	50,293
Samsung Corp.	2,837	111,354
Samsung Digital Imaging Company, Ltd.
(I)	647	23,452
Samsung Electro-Mechanics Company,
Ltd.	1,660	132,899
Samsung Electronics Company, Ltd.	2,781	1,723,366
Samsung Engineering Company, Ltd.	860	79,910
Samsung Fire & Marine
Insurance Company, Ltd.	950	165,706
Samsung Heavy Industries Company, Ltd.	4,611	90,883
Samsung SDI Company, Ltd.	790	86,041
Samsung Securities Company, Ltd.	1,180	61,555
Samsung Techwin Company, Ltd.	1,062	86,207
Shinhan Financial Group Company, Ltd.
(I)	10,143	399,282
Shinsegae Company, Ltd.	330	151,318
Sk Broadband Company, Ltd. (I)	6,459	24,877
SK Energy Company, Ltd.	1,516	141,978
SK Holdings Company, Ltd.	563	40,791
SK Networks Company, Ltd.	2,740	24,319
SK Telecom Company, Ltd.	927	135,109
STX Pan Ocean Company, Ltd.	4,057	37,986
STX Shipbuilding Company, Ltd.	1,620	16,040
Taewoong Company, Ltd.	440	28,102
Tong Yang Investment Bank	1,771	17,617
Woongjin Coway Company, Ltd.	1,690	55,498
Woori Finance Holdings Company, Ltd. (I)	7,600	95,219

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
South Korea (continued)
Woori Investment & Securities Company,
Ltd.	3,040	$39,000
Yuhan Corp.	286	43,434

		9,833,653
Spain - 3.24%
Abertis Infraestructuras SA	7,524	171,578
Acciona SA	503	64,913
Acerinox SA	2,956	61,654
ACS Actividades de Construccion y
Servicios SA	3,091	154,497
Banco Bilbao Vizcaya Argentaria SA	89,832	1,703,839
Banco de Sabadell SA	18,941	120,795
Banco de Valencia SA	3,702	30,399
Banco Popular Espanol SA	21,611	184,398
Banco Santander SA	1,012	16,738
Banco Santander SA	203,941	3,519,615
Bankinter SA	5,678	60,876
Cintra Concesiones de Infraestructuras de
Transporte SA	4,082	44,389
Corporacion Mapfre SA (L)	13,372	59,281
Criteria Caixacorp SA (L)	18,837	96,190
Enagas	3,943	85,381
Fomento de Construcciones SA	688	29,417
Gamesa Corporacion Tecnologica SA	3,654	70,232
Gas Natural SDG SA	5,044	105,119
Gestevision Telecinco SA	1,373	15,393
Grifols SA	2,615	43,920
Grupo Ferrovial SA	974	42,724
Iberdrola Renovables SA	17,220	82,537
Iberdrola SA	93,375	890,087
Iberia Lineas Aereas de Espana SA (I)	5,605	16,407
Inditex SA	5,522	353,187
Indra Sistemas SA	1,985	47,232
Red Electrica De Espana	2,909	159,499
Repsol YPF SA	17,949	495,967
Sacyr Vallehermoso SA (I)	1,366	18,959
Telefonica SA	106,459	3,065,412
Zardoya Otis SA	3,028	63,584

		11,874,219
Sweden - 1.68%
Alfa Laval AB	7,500	100,555
Assa Abloy AB, Series B	7,000	129,394
Atlas Copco AB, Seires B, ADR	9,473	120,061
Atlas Copco AB, Series A, ADR	15,828	225,907
Electrolux AB, Seires B (I)	5,219	128,729
Ericsson (LM), Series B	76,000	736,096
Getinge AB, Series B	4,266	87,039
Hennes & Mauritz AB, B Shares	13,000	771,733
Holmen AB, Seires B	1,300	32,075
Husqvarna AB, B Shares (I)	9,889	69,292
Investor AB, B Shares	11,800	216,434
Lundin Petroleum AB, Seires A (I)	4,175	34,942
Nordea Bank AB	80,175	836,683
Sandvik AB	25,611	304,200
Scania AB, Seires B	7,000	97,011
Securitas AB, Seires B	6,000	56,879

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Seires
A (I)	35,880	$235,077
Skanska AB, Seires B	9,000	152,581
SKF AB, B Shares	8,900	148,355
SSAB Svenskt Stal AB, Seires A	4,300	69,894
SSAB Svenskt Stal AB, Series B	1,150	16,939
Svenska Cellulosa AB, B Shares	13,200	182,679
Svenska Handelsbanken AB, Seires A	12,200	350,258
Swedbank AB, Class A (I)	10,650	102,671
Swedish Match AB	5,500	118,717
Tele2 AB, Series B	7,491	115,339
Teliasonera AB	55,500	395,536
Volvo AB, Seires B	25,700	246,335
Volvo AB, Series A	9,356	89,681

		6,171,092
Switzerland - 5.63%
ABB, Ltd. (I)	55,884	1,031,777
Actelion, Ltd. (I)	2,704	159,183
Adecco SA	3,308	165,526
Aryzta AG	3,099	117,370
Baloise Holding AG	1,302	109,132
BKW FMB Energie AG	713	56,908
Compagnie Financiere Richemont SA	13,491	440,267
Credit Suisse Group AG	28,406	1,484,609
Geberit AG, ADR	1,092	188,410
Givaudan AG	195	155,084
Holcim, Ltd. (I)	6,324	460,691
Julius Baer Group, Ltd.	5,802	192,684
Julius Baer Holding AG	5,802	69,505
Kuehne & Nagel International AG	1,388	134,682
Lindt & Spruengli AG-PC	36	82,773
Lindt & Spruengli AG-REG	5	139,055
Logitech International SA (I)	7,398	123,038
Lonza Group AG	1,285	100,115
Nestle SA	93,930	4,443,368
Nobel Biocare Holding AG, Series BR	4,707	140,546
Novartis AG	54,460	3,023,976
Pargesa Holding SA, ADR	1,087	90,409
Roche Holdings AG - Genusschein	18,095	2,961,527
Schindler Holding AG	2,032	153,327
Societe Generale de Surveillance Holdings
AG	127	163,358
Sonova Holding AG	1,200	143,071
Straumann Holding AG	338	82,904
Swatch Group AG	2,256	108,434
Swatch Group AG, BR Shares	784	198,779
Swiss Life Holding (I)	787	97,447
Swiss Re	8,908	427,288
Swisscom AG	621	242,025
Syngenta AG	2,475	657,546
Synthes AG	1,515	199,413
UBS AG - Swiss Exchange (I)	91,179	1,428,595
Unaxis Holding AG (I)	774	42,441
Zurich Financial Services AG	3,733	809,661

		20,624,924

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan - 1.86%
Acer, Inc.	57,120	$142,311
Advanced Semiconductor Engineering, Inc.	94,302	74,972
Advantech Company, Ltd.	1,519	2,894
Asia Cement Corp.	28,611	30,357
Asia Optical Company, Inc.	79	131
Asustek Computer, Inc.	80,739	160,280
AU Optronics Corp.	160,701	165,974
BenQ Corp. (I)	12,400	7,363
Catcher Technology Company, Ltd.	8,657	24,456
Cathay Financial Holdings Company, Ltd.
(I)	127,750	224,116
Chang Hwa Commercial Bank, Ltd.	82,000	37,498
Cheng Shin Rubber Industry Company,
Ltd.	13,602	30,670
Cheng Uei Precision Industry Company,
Ltd.	2,664	5,463
Chi Mei Optoelectronics Corp. (I)	104,454	67,080
China Airlines, Ltd. (I)	19,577	6,082
China Development Financial
Holdings Corp. (I)	179,352	49,779
China Motor Company, Ltd. (I)	55	39
China Steel Corp.	213,204	201,220
Chinatrust Finance Holding Company, Ltd.	181,705	104,781
Chunghwa Picture Tubes, Ltd. (I)	135,000	17,991
Chunghwa Telecom Company, Ltd.	114,882	205,706
CMC Magnetics Corp. (I)	29,000	6,628
Compal Communications, Inc.	410	591
Compal Electronics, Inc.	73,069	96,726
D-Link Corp.	743	746
Delta Electronics, Inc.	35,893	100,675
E.Sun Financial Holding Company, Ltd. (I)	65,343	25,731
Epistar Corp.	8,946	28,984
Eternal Chemical Company, Ltd.	3,353	3,191
EVA Airways Corp. (I)	17,181	6,390
Evergreen Marine Corp. (I)	11,000	5,671
Everlight Electronics Company, Ltd.	2,177	6,727
Far Eastern Department Stores Company,
Ltd.	6,489	6,852
Far Eastern New Century Corp.	56,145	65,501
Far EasTone Telecommunications
Company, Ltd.	30,463	35,002
First Financial Holding Company, Ltd.	105,596	62,581
Formosa Chemicals & Fibre Corp.	58,710	120,929
Formosa Petrochemical Corp.	26,780	67,702
Formosa Plastic Corp.	85,600	169,736
Formosa Taffeta Company, Ltd.	9,000	6,620
Foxconn Technology Company, Ltd.	12,790	44,761
Fubon Financial Holding Company, Ltd.
(I)	117,000	132,407
HannStar Display Corp. (I)	63,921	13,265
High Tech Computer Corp.	14,196	161,187
Hon Hai Precision Industry Company, Ltd.	184,027	778,881
Hua Nan Financial Holdings Company,
Ltd.	63,427	37,590
InnoLux Display Corp.	42,728	60,422
Inotera Memories, Inc. (I)	4,780	2,872
Inventec Appliances Corp.	651	638

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Inventec Company, Ltd.	38,808	$22,399
KGI Securities Company, Ltd.	23,000	11,238
Kinsus Interconnect Technology Corp.	527	1,388
Largan Precision Company, Ltd.	2,121	25,469
Lite-On Technology Corp.	44,316	59,411
Macronix International Company, Ltd.	69,453	34,031
MediaTek, Inc.	22,088	347,605
Mega Financial Holding Company, Ltd.	171,000	96,217
Mitac International	8,691	4,150
Mosel Vitelic, Inc. (I)	327	168
Motech Industries, Inc.	3,490	12,849
Nan Ya Plastics Corp.	109,180	184,634
Nan Ya Printed Circuit Board Corp.	2,147	7,629
Nanya Technology Corp. (I)	18,915	13,328
Novatek Microelectronics Corp., Ltd.	10,326	28,515
Pan-International Industrial Company, Ltd.	104	168
Polaris Securities Company, Ltd. (I)	43,990	23,382
Pou Chen Corp.	50,557	36,794
Powerchip Semiconductor Corp. (I)	170,386	17,970
Powertech Technology, Inc.	11,607	32,634
President Chain Store Corp.	7,952	18,646
Quanta Computer, Inc.	46,625	94,156
Realtek Semiconductor Corp.	9,194	25,642
Richtek Technology Corp.	1,155	10,780
Shin Kong Financial Holding Company,
Ltd. (I)	88,791	35,795
Siliconware Precision Industries Company	62,665	82,670
SinoPac Holdings Company, Ltd. (I)	107,000	37,963
Synnex Technology International Corp.	21,477	43,251
Taishin Financial Holdings Company, Ltd.
(I)	71,000	26,514
Taiwan Cellular Corp.	41,802	78,517
Taiwan Cement Corp.	62,205	64,728
Taiwan Cooperative Bank	62,100	38,835
Taiwan Fertilizer Company, Ltd.	16,000	51,601
Taiwan Glass Industrial Corp.	10,080	8,007
Taiwan Semiconductor
Manufacturing Company, Ltd.	582,788	1,106,205
Tatung Company, Ltd. (I)	46,000	10,833
Teco Electric & Machinery Company, Ltd.	29,000	11,563
Transcend Information, Inc.	2,202	6,919
Tripod Technology Corp.	8,542	22,737
Tung Ho Steel Enterprise Corp.	6,424	6,554
U-Ming Marine Transport Corp.	7,000	13,891
Uni-President Enterprises Corp.	73,708	86,208
Unimicron Technology Corp.	17,513	22,294
United Microelectronics Corp. (I)	254,729	125,033
Vanguard International Semiconductor
Corp.	284	118
Wafer Works Corp.	32	58
Walsin Lihwa Corp. (I)	39,000	13,243
Wan Hai Lines, Ltd. (I)	11,400	5,497
Wistron Corp.	47,866	87,775
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp.	7,609	2,679
Yuanta Financial Holdings Company, Ltd.	153,825	103,486
Yulon Motor Company, Ltd.	15,449	18,867

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zinwell Corp.	180	$347

		6,829,560
Thailand - 0.28%
Advanced Info Service PCL	23,609	57,522
Bangkok Bank PCL	29,400	99,655
Bangkok Bank PCL, Foreign Shares	6,600	8,068
Bank of Ayudhya PCL- Foreign Shares	141,800	85,245
Banpu PCL	2,300	37,601
BEC World PCL	18,400	12,010
C.P. Seven Eleven PCL	49,000	30,657
Charoen Pokphand Foods PCL	75,000	24,139
Glow Energy PCL	32,900	29,689
IRPC PCL	254,154	28,439
Kasikornbank PCL	12,500	32,336
Kasikornbank PCL, Foreign Shares	28,100	73,809
Krung Thai Bank PCL	57,000	15,602
Land & Houses PCL, Foreign Shares	7,800	1,508
PTT Aromatics & Refining PCL	17,600	11,594
PTT Chemical PCL	6,700	14,107
PTT Exploration & Production PCL	30,706	120,533
PTT PCL, Foreign Shares	18,082	121,834
Siam Cement PCL, Foreign Shares	8,900	61,403
Siam Commercial Bank PCL	26,128	66,607
Thai Oil PCL	32,800	38,971
TMB Bank PCL (I)	360,144	11,916
Total Access Communication PCL	32,000	32,931

		1,016,176
Turkey - 0.29%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	442	1,709
Akbank AS	18,584	99,497
Aksigorta AS	2,924	8,649
Anadolu Efes Biracilik Ve Malt Sanayii
AS	3,888	40,819
Arcelik AS (I)	22	73
Asya Katilim Bankasi AS (I)	22,456	44,619
BIM Birlesik Magazalar AS	1,567	61,660
Coca-Cola Icecek AS	4,126	31,673
Dogan Sirketler Grubu Holdings AS	20,271	12,317
Enka Insaat ve Sanayi AS	3,082	11,750
Eregli Demir ve Celik Fabrikalari (I)	5,423	14,348
HACI Omer Sabanci Holdings AS	12,319	43,326
KOC Holdings AS (I)	20,858	51,270
Tupras Turkiye Petrol Rafine AS	4,261	72,818
Turk Sise ve Cam Fabrikalari AS (I)	8,677	8,670
Turk Telekomunikasyon AS	9,846	28,417
Turkcell Iletisim Hizmetleri AS	17,555	107,543
Turkcell Iletisim Hizmetleri AS, ADR	819	12,580
Turkiye Garanti Bankasi AS	48,998	167,806
Turkiye Halk Bankasi AS	12,137	72,290
Turkiye Is Bankasi AS	23,527	80,552
Turkiye Vakiflar Bankasi Tao (I)	18,789	38,597
Yapi ve Kredi Bankasi AS (I)	20,051	38,525

		1,049,508

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom - 14.75%
3i Group PLC	26,575	$118,009
Admiral Group PLC	5,305	92,876
AMEC PLC	8,122	106,462
Anglo American PLC (I)	33,393	1,444,897
Antofagasta PLC	10,214	151,634
Associated British Foods PLC	8,823	117,224
AstraZeneca PLC	36,525	1,633,302
Astro All Asia Networks PLC, GDR	11,900	11,740
Autonomy Corp. PLC	5,868	138,307
Aviva PLC	69,728	428,613
BAE Systems PLC	90,821	491,421
Balfour Beatty PLC	19,634	82,668
Barclays PLC	278,521	1,372,561
BG Group PLC	84,799	1,548,357
BHP Billiton PLC	55,695	1,718,800
BP PLC	470,499	4,471,285
British Airways PLC (L)	20,191	65,347
British American Tobacco PLC	50,363	1,533,523
British Land Company PLC	20,562	151,683
British Sky Broadcasting Group PLC	27,307	238,828
BT Group PLC	199,398	460,224
Bunzl PLC	7,295	75,092
Burberry Group PLC	10,584	99,770
Cable & Wireless PLC	59,243	139,078
Cadbury PLC	33,339	442,917
Cairn Energy PLC (I)	3,678	187,172
Capita Group PLC	15,732	184,677
Carnival PLC (I)	3,711	125,130
Carphone Warehouse Group PLC	15,560	48,990
Centrica PLC	129,684	544,137
Cobham PLC	31,570	116,529
Compass Group PLC	44,763	318,332
Diageo PLC	63,549	1,072,878
Drax Group PLC	11,656	78,909
Eurasian Natural Resources Corp.	6,589	93,532
F&C Asset Management PLC	4,980	6,094
FirstGroup PLC	10,434	67,221
G4S PLC	31,465	126,850
GKN PLC (I)	50,938	89,831
GlaxoSmithKline PLC	130,519	2,703,035
Hammerson PLC	19,061	126,249
Home Retail Group PLC	22,261	107,840
HSBC Holdings PLC	436,723	5,121,432
ICAP PLC	11,716	83,749
Imperial Tobacco Group PLC	25,213	734,420
Inmarsat PLC	10,887	114,163
Intercontinental Hotels Group PLC	7,266	100,817
International Power PLC	38,707	177,167
Invensys PLC	19,865	92,041
Investec PLC	11,731	83,492
J Sainsbury PLC	27,758	147,255
Johnson Matthey PLC	5,825	142,875
Kazakhmys PLC (I)	5,084	104,639
Kingfisher PLC	59,912	234,839
Land Securities Group PLC	19,948	217,188
Legal & General Group PLC	148,641	190,093
Liberty International PLC	14,088	108,309

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds TSB Group PLC	411,881	$380,899
London Stock Exchange Group PLC	5,241	65,224
Lonmin PLC, ADR (I)	3,930	115,980
Man Group PLC, ADR	43,115	227,408
Marks & Spencer Group PLC	39,794	253,648
National Express Group PLC (L)	4,566	12,672
National Grid PLC	60,942	664,678
Next PLC	4,541	147,748
Old Mutual PLC	133,507	250,552
Pearson PLC	19,389	264,570
Petrofac, Ltd.	5,432	87,543
Pharmstandard	2,297	44,792
PIK Group, GDR (I)	7,058	28,531
Prudential PLC	63,808	661,653
Randgold Resources, Ltd.	2,096	177,607
Reckitt Benckiser Group PLC	15,231	778,079
Reed Elsevier PLC	30,555	228,697
Resolution, Ltd. (I)	78,808	109,595
Rexam PLC	24,292	111,194
Rio Tinto PLC	34,579	1,761,585
Rolls-Royce Group PLC (I)	44,888	352,165
Rolls-Royce Group PLC (I)	2,693,280	4,431
Royal & Sun Alliance PLC	86,252	165,945
Royal Bank of Scotland Group PLC	413,057	229,587
Royal Dutch Shell PLC, A Shares	89,187	2,644,919
Royal Dutch Shell PLC, B Shares	67,918	1,952,716
SABMiller PLC	24,079	703,103
Schroders PLC	3,719	70,529
Scottish & Southern Energy PLC	23,754	437,230
Segro PLC	20,636	110,593
Serco Group PLC	10,726	91,370
Severn Trent PLC	5,376	93,055
Shire PLC	13,369	261,679
Smith & Nephew PLC	22,373	213,469
Smiths Group PLC	10,178	159,838
Standard Chartered PLC	50,992	1,253,585
Standard Life PLC	52,590	180,774
Tesco PLC	200,368	1,398,583
The Sage Group PLC	35,806	125,747
Thomas Cook Group PLC	21,404	74,916
Tomkins PLC	25,799	73,379
TUI Travel PLC	16,592	67,154
Tullow Oil PLC	19,539	399,117
Unilever PLC	32,670	961,349
United Utilities Group PLC	18,200	143,047
Vedanta Resources PLC	4,036	154,726
Vodafone Group PLC	1,319,626	2,984,024
Whitbread PLC	4,889	103,699
William Morrison Supermarket PLC	53,079	240,493
Wolseley PLC (I)	7,033	134,767
WPP PLC, SADR	30,123	282,968
Xstrata PLC (I)	48,015	857,844

		54,083,959
United States - 0.03%
Southern Copper Corp. (L)	3,100	108,004

International Equity Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)

TOTAL COMMON STOCKS (Cost $320,961,926)		$345,975,241

PREFERRED STOCKS - 2.37%
Brazil - 2.05%
AES Tiete SA (N)	1,600	17,372
Banco Bradesco SA (N)	39,650	824,395
Banco do Estado do Rio Grande do Sul (N)	8,516	59,425
Banco Itau Holding Financeira SA (N)	53,081	1,147,493
Bradespar SA (N)	5,700	125,657
Brasil Telecom SA (N)	7,566	73,225
Braskem SA, A Shares (N)(I)	6,600	43,311
Centrais Eletricas Brasileiras SA (N)	5,700	82,050
Cia de Transmissao de Energia Eletrica
Paulista (N)	319	9,066
Cia Energetica de Minas Gerais (N)	8,424	144,439
Cia Energetica de Sao Paulo (N)	5,638	68,889
Cia Paranaense de Energia (N)	3,100	59,740
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar (N)	2,139	67,381
Companhia de Bebidas das Americas (N)	3,323	317,062
Companhia de Bebidas das Americas,
ADR (N)	338	33,246
Companhia Vale do Rio Doce (N)	54,182	1,307,714
Eletropaulo Metropolitana de Sao Paulo
SA (N)	2,944	57,019
Fertilizantes Fosfatados SA (I)(N)	3,600	32,852
Gerdau SA (N)	16,260	251,009
Investimentos Itau SA (N)	54,859	350,310
Klabin SA (N)	15,000	41,783
Lojas Americanas SA (N)	6,800	56,166
Metalurgica Gerdau SA (N)	6,900	129,903
Net Servicos de Comunicacao SA (I)(N)	5,460	75,143
Petroleo Brasileiro SA (N)	74,684	1,650,663
Suzano Papel e Celulose SA (N)	4,700	50,199
Tele Norte Leste Participacoes SA (N)	4,500	94,588
Telemar Norte Leste SA (N)	400	14,628
Tim Participacoes SA (N)	23,740	62,883
Usinas Siderurgicas de Minas Gerais SA
(N)	5,342	155,802
Vivo Participacoes SA (N)	3,599	107,693

		7,511,106
Germany - 0.25%
Bayerische Motoren Werke (BMW) AG
(N)	1,562	51,512
Fresenius SE (N)	2,150	143,589
Henkel AG & Company KGaA (N)	4,593	231,697
Porsche Automobil Holding SE (N)	2,268	158,504
RWE AG (N)	1,078	90,914
Volkswagen AG (N)	2,588	219,966

		896,182
Malaysia - 0.00%
Malaysian Airline System BHD (I)	1,800	422
South Korea - 0.07%
Hyundai Motor Company, Ltd. (N)	1,300	45,327
LG Electronics, Inc. (N)	160	6,044

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares	Value

PREFERRED STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd. (N)	540	$220,877

		272,248

TOTAL PREFERRED STOCKS (Cost $6,392,331)		$8,679,958

WARRANTS - 0.00%
Italy - 0.00%
Mediobanca SPA (I)	9,525	2,261
UBI Banca SCPA (I)	23,168	1,670

		3,931
Malaysia - 0.00%
IJM Land Berhad (I)	3,090	1,075
Singapore - 0.00%
Golden Agri-Resources, Ltd. (I)	12,800	971

TOTAL WARRANTS (Cost $—)		$5,977

RIGHTS - 0.14%
Belgium - 0.00%
Fortis (Expiration Date: 07/04/2014 )(I)	71,652	0
Germany - 0.00%
K+S AG (Expiration Date: 12/10/2009 )(I)	3,567	11,944
Italy - 0.05%
Finmeccanica SpA (Expiration Date:
03/18/2011 )(I)	11,354	188,830
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration
Date: 01/29/2010 )(I)	5,000	1,333
Malaysia - 0.00%
Ioi Corp. Bhd (Expiration Date:
12/14/2009 )(I)	6,253	4,626
Netherlands - 0.04%
ING Groep NV (Expiration Date:
12/15/2009 )(I)	49,924	123,690
Norway - 0.00%
DnB NOR ASA (Expiration Date:
12/10/2009 )(I)	3,777	10,981
Spain - 0.00%
Mapfre Sa (Expiration Date: 12/01/2009
)(I)	13,372	201
United Kingdom - 0.05%
Lloyds Banking Group PLC (Expiration
Date: 12/11/2009 )(I)	551,920	161,163
National Express Group PLC (Expiration
Date: 12/14/2009 )(I)	10,654	11,042

		172,205

TOTAL RIGHTS (Cost $894,588)		$513,810

International Equity Index Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 2.41%
United States - 2.41%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	882,805	$8,834,054

TOTAL SHORT-TERM INVESTMENTS (Cost $8,832,947)		$8,834,054

COMMERCIAL PAPER - 1.08%
United States - 1.08%
AIM Short-Term Investment Trust, 0.12%	3,963,072	3,963,072

TOTAL COMMERCIAL PAPER (Cost $3,963,072)		$3,963,072

Total Investments (Cost $341,044,864) - 99.29%		$367,972,112

Other assets and liabilities, net - 0.71%		(1,367,300)

TOTAL NET ASSETS - 100.00%		$366,604,812
The portfolio had the following five top industry concentrations as of November 30, 2009 (as a percentage of total net assets):
Financials		25.21%
Materials		11.32%
Energy		11.00%
Industrials		9.38%
Consumer Staples		8.22%

International Opportunities Fund

	Shares	Value

COMMON STOCKS - 95.72%
Australia - 1.62%
CSL, Ltd.	477,540	$13,787,290
Belgium - 2.51%
Anheuser-Busch InBev NV	425,981	21,368,362
Brazil - 11.37%
Cyrela Brazil Realty SA	921,700	12,968,379
Gafisa SA	802,383	13,273,257
Itau Unibanco Holding SA	398,833	8,874,034
JBS SA	774,500	4,235,375
OGX Petroleo e Gas Participacoes SA	15,700	13,280,742
PDG Realty SA Empreendimentos e
Participacoes	847,100	8,685,731
Petroleo Brasileiro SA, ADR	331,534	17,001,064
Vale SA	642,650	18,424,776

		96,743,358
China - 3.15%
Baidu, Inc., SADR (I)	24,217	10,503,882
Ctrip.com International, Ltd., ADR (I)	143,600	10,533,060
Longtop Financial Technologies, Ltd. (I)	162,432	5,751,717

		26,788,659

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Denmark - 4.72%
Novo Nordisk AS	191,962	$12,835,854
Novozymes AS, B Shares (I)	47,740	4,840,334
Vestas Wind Systems AS (I)	319,455	22,451,602

		40,127,790
France - 5.29%
Accor SA	83,231	4,483,323
Alstom SA	215,211	15,178,228
BNP Paribas	156,023	12,995,041
Publicis Groupe SA	101,844	3,935,388
Schneider Electric SA (I)	75,902	8,369,283

		44,961,263
Germany - 9.51%
BASF SE	345,403	20,969,352
Daimler AG	587,039	29,768,642
Infineon Technologies AG (I)	2,217,432	10,752,866
Metro AG (I)	161,045	10,121,359
ThyssenKrupp AG	252,443	9,237,087

		80,849,306
Hong Kong - 5.43%
Cheung Kong Holdings, Ltd.	1,035,000	13,035,446
China Resources Enterprises, Ltd.	1,247,000	3,897,992
CNOOC, Ltd.	5,499,600	8,503,752
Esprit Holdings, Ltd.	1,042,546	7,012,723
Hang Lung Properties, Ltd.	1,123,000	4,075,088
Noble Group, Ltd.	2,174,000	4,884,263
Tencent Holdings, Ltd.	260,200	4,806,523

		46,215,787
India - 3.61%
ICICI Bank, Ltd., SADR	453,634	16,875,185
Reliance Industries, Ltd., ADR (1)	302,400	13,819,680

		30,694,865
Ireland - 1.04%
Covidien PLC	189,200	8,858,344
Israel - 1.07%
Teva Pharmaceutical Industries, Ltd., ADR	171,711	9,064,624
Italy - 1.53%
Fiat SpA (I)	873,599	13,010,330
Japan - 8.35%
Daikin Industries, Ltd.	247,005	8,783,990
Daiwa Securities Group, Inc.	1,896,000	10,113,402
FamilyMart Company, Ltd.	242,500	7,967,085
Honda Motor Company, Ltd.	277,700	8,585,841
Marubeni Corp. (I)	3,403,000	17,949,328
Mizuho Financial Group, Inc.	5,108,300	9,439,906
Nintendo Company, Ltd.	16,200	3,964,894
Sumco Corp.	249,300	4,216,006

		71,020,452
Mexico - 2.12%
Cemex SA de CV, SADR (I)	1,595,075	18,008,397
Netherlands - 1.99%
Akzo Nobel NV	130,001	8,286,253
ASML Holding NV	279,926	8,655,264

		16,941,517

International Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Singapore - 2.00%
Capitaland, Ltd.	5,834,000	$17,041,818
Spain - 6.02%
Banco Bilbao Vizcaya Argentaria SA	790,105	14,985,884
Gamesa Corporacion Tecnologica SA	329,547	6,334,077
Telefonica SA	1,037,979	29,887,870

		51,207,831
Switzerland - 14.76%
ABB, Ltd.	454,503	8,391,413
Actelion, Ltd. (I)	70,507	4,150,714
Credit Suisse Group AG	507,564	26,527,285
Julius Baer Group, Ltd.	178,666	5,933,498
Lonza Group AG	154,209	12,014,518
Nestle SA	448,941	21,237,200
Novartis AG	390,825	21,701,162
Transocean, Ltd. (I)	299,782	25,598,385

		125,554,175
Taiwan - 1.51%
Hon Hai Precision Industry Company, Ltd.	3,031,457	12,830,423
United Kingdom - 8.12%
Autonomy Corp. PLC (I)	371,254	8,750,355
Compass Group PLC	634,994	4,515,762
HSBC Holdings PLC	2,590,628	30,380,215
Reckitt Benckiser Group PLC	165,673	8,463,445
Standard Chartered PLC	343,409	8,442,349
Tesco PLC	1,219,989	8,515,610

		69,067,736

TOTAL COMMON STOCKS (Cost $650,432,045)		$814,142,327

SHORT-TERM INVESTMENTS - 3.06%
United States - 3.06%
Repurchase Agreement with State Street
Corp. dated 11/30/09 at 0.05% to be
repurchased at 25,984,036 on
12/01/2009, collateralized by 26,475,000
Federal Home Loan Bank, 1.05% due
08-18-2011 (valued at 26,508,094,

including interest)	$25,984,000	$25,984,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$25,984,000)		$25,984,000

Total Investments (Cost $676,416,045) - 98.78%		$840,126,327

Other assets and liabilities, net - 1.22%		10,337,262

TOTAL NET ASSETS - 100.00%		$850,463,589

International Small Cap Fund

	Shares	Value

COMMON STOCKS - 97.20%
Australia - 9.06%
Billabong International, Ltd. (L)	582,159	$5,586,514
Downer EDI, Ltd.	246,972	1,926,070

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Emeco Holdings, Ltd.	6,312,426	$4,713,324
Iluka Resources, Ltd. (I)	1,332,182	4,350,716
Pacific Brands, Ltd. (I)	4,030,539	4,806,991
PaperlinX, Ltd. (I)	3,944,547	1,730,934

		23,114,549
Bahamas - 1.59%
Steiner Leisure, Ltd. (I)	102,805	4,065,938
Belgium - 1.40%
Barco NV (I)	84,270	3,569,748
Bermuda - 1.67%
MF Global, Ltd. (I)(L)	677,490	4,261,412
Canada - 10.85%
ATS Automation Tooling Systems, Inc. (I)	585,060	3,741,856
Biovail Corp.	298,600	4,286,327
Canaccord Capital, Inc.	676,106	7,142,865
Dorel Industries, Inc., Class B	89,800	2,773,811
Genworth MI Canada, Inc.	30,600	762,536
Genworth MI Canada, Inc. (I)	138,800	3,471,973
HudBay Minerals, Inc. (I)	170,300	2,357,479
Mullen Group, Ltd.	214,400	3,152,822

		27,689,669
China - 5.06%
Bio-Treat Technology, Ltd. (I)	6,487,624	304,717
People's Food Holdings, Ltd.	7,679,704	3,308,915
Sinotrans, Ltd., Class H	17,808,000	4,613,083
Travelsky Technology, Ltd.	4,278,014	4,017,397
Weiqiao Textile Company	961,106	654,376

		12,898,488
Finland - 3.78%
Amer Sports Oyj (L)	703,688	6,137,143
Huhtamaki Oyj	260,656	3,503,342

		9,640,485
Germany - 1.23%
Jenoptik AG (I)	552,685	3,134,338
Hong Kong - 10.76%
Dah Sing Financial Group (I)	1,074,374	6,414,709
Fountain Set Holdings, Ltd. (I)	8,483,425	1,399,676
Giordano International, Ltd.	13,876,365	4,154,693
Lerado Group Holding Company, Ltd.	9,483,682	1,518,982
Stella International Holdings, Ltd.	2,648,500	4,960,885
TCL Communication Technology
Holdings, Ltd. (I)	2,803,619	936,347
Texwinca Holdings, Ltd.	4,668,907	4,269,248
Yue Yuen Industrial Holdings, Ltd.	1,356,640	3,806,825

		27,461,365
Japan - 5.58%
ASICS Corp.	53,000	465,419
Descente, Ltd.	807,860	4,254,364
Kobayashi Pharmaceutical Company, Ltd.	63,500	2,828,772
Meitec Corp.	78,111	1,132,741
Takuma Company, Ltd. (I)	958,000	2,406,819
USS Company, Ltd.	51,080	3,160,310

		14,248,425

International Small Cap Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Liechtenstein - 1.27%
Verwaltungs & Privat Bank AG	33,515	$3,226,993
Luxembourg - 0.10%
Elcoteq SE (I)(L)	146,511	248,766
Netherlands - 9.38%
Aalberts Industries NV (L)	240,220	3,138,474
Draka Holding NV (I)(L)	262,838	4,602,943
Imtech NV	132,073	3,409,133
OPG Groep NV	220,888	3,605,377
SBM Offshore NV	130,024	2,467,881
TKH Group NV	267,936	4,652,837
USG People NV (I)	115,910	2,067,099

		23,943,744
Norway - 1.50%
Tomra Systems ASA	758,890	3,820,731
Philippines - 0.06%
First Gen Corp. (I)	399,750	140,895
Singapore - 0.17%
Huan Hsin Holdings, Ltd. (I)	2,502,298	433,925
South Korea - 7.25%
Binggrae Company, Ltd.	58,460	2,427,224
Busan Bank	283,930	3,116,219
Daeduck Electronics Company, Ltd.	336,490	1,523,711
Daegu Bank	248,090	3,523,150
Intops Company, Ltd.	86,071	1,278,790
Sindoh Company, Ltd.	80,243	3,728,751
Youngone Corp. (I)	375,880	2,894,881

		18,492,726
Spain - 1.28%
Sol Melia SA (L)	391,218	3,277,928
Sweden - 1.75%
D. Carnegie & Company AB (I)	739,376	0
Niscayah Group AB	1,871,930	4,476,051

		4,476,051
Switzerland - 2.52%
Panalpina Welttransport Holding AG	65,410	4,231,012
Vontobel Holding AG	70,646	2,199,193

		6,430,205
Taiwan - 6.66%
D-Link Corp.	1,621,668	1,628,758
Giant Manufacturing Company, Ltd.	1,547,400	4,154,548
KYE System Corp.	3,198,066	3,044,880
Ta Chong Bank, Ltd. (I)	19,555,000	3,995,663
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,290,436
Test-Rite International Company, Ltd.	6,015,299	2,877,205

		16,991,490
Thailand - 5.12%
Bank of Ayudhya PCL- Foreign Shares	8,190,800	4,924,027
Glow Energy PCL	2,703,888	2,439,965
Siam City Bank PCL	3,525,600	3,048,910
Total Access Communication PCL (L)	2,583,260	2,658,404

		13,071,306

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom - 9.07%
Bodycote PLC	1,079,815	$2,794,859
Burberry Group PLC	432,109	4,073,268
Fiberweb PLC	3,126,880	2,932,714
Future PLC	5,278,067	1,603,697
Game Group PLC	1,088,345	2,719,740
Henderson Group PLC	2,761,970	5,662,555
Yule Catto & Company PLC (I)	1,326,994	3,367,470

		23,154,303
United States - 0.09%

GSI Group, Inc. (I)	352,984	225,910

TOTAL COMMON STOCKS (Cost $236,564,105)		$248,019,390

SHORT-TERM INVESTMENTS - 8.97%
Cash Equivalents - 6.03%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	1,537,862	15,389,079
Commercial Paper - 2.94%

Paribas Corp.	7,490,000	7,490,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$22,882,776)		$22,879,079

Total Investments (Cost $259,446,881) - 106.17%		$270,898,469

Other assets and liabilities, net - (6.17%)		(15,733,333)

TOTAL NET ASSETS - 100.00%		$255,165,136

International Small Company Fund

	Shares	Value

COMMON STOCKS - 100.19%
Australia - 7.63%
Acrux, Ltd. (I)	23,000	$50,868
Adelaide Brighton, Ltd.	40,573	92,004
Aditya Birla Minerals, Ltd. (I)	40,783	51,349
AED Oil, Ltd. (I)	18,722	8,689
AJ Lucas Group, Ltd.	6,727	26,379
Alchemia, Ltd. (I)	21,692	12,304
Alesco Corp., Ltd.	12,775	55,724
Alkane Resources, Ltd. (I)	7,000	2,554
Alliance Resources, Ltd. (I)	40,937	20,029
Amalgamated Holdings, Ltd. (I)	2,930	15,296
Amalgamated Holdings, Ltd.	14,652	76,492
Andean Resources, Ltd. (I)	26,470	61,097
Ansell, Ltd.	13,809	133,890
Anvil Mining, Ltd. (I)	12,049	38,017
APA Group, Ltd.	20,059	59,122
APN News & Media, Ltd.	38,762	83,285
ARB Corp., Ltd.	7,583	35,030
Atlas Iron, Ltd. (I)	25,974	44,963
Ausenco, Ltd.	8,453	32,815
Austal, Ltd.	12,569	26,664
Austar United Communications, Ltd. (I)	59,641	73,884
Austereo Group, Ltd.	17,955	26,477

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Agricultural Company, Ltd. (I)	21,026	$26,828
Australian Infrastructure Fund	53,659	84,928
Australian Worldwide Exploration, Ltd. (I)	56,285	137,941
Automotive Holdings Group	11,804	24,963
AVJennings, Ltd. (I)	32,942	16,443
Avoca Resources, Ltd. (I)	27,026	50,434
AWB, Ltd. (I)	96,501	104,736
Beach Petroleum, Ltd.	106,915	81,947
Becton Property Group (I)	11,935	1,202
Bendigo Mining, Ltd.	20,172	4,619
Biota Holdings, Ltd. (I)	39,986	110,964
Blackmores, Ltd.	1,580	29,732
Bradken, Ltd.	17,089	110,727
Breville Group, Ltd.	19,121	37,799
Brickworks, Ltd.	375	4,317
Brockman Resources, Ltd. (I)	13,981	25,472
Cabcharge Australia, Ltd. (L)	12,784	69,502
Campbell Brothers, Ltd.	4,806	122,827
Cardno, Ltd.	9,180	37,128
Carnarvon Petroleum, Ltd. (I)	59,353	27,932
Cellestis, Ltd.	9,557	29,593
Ceramic Fuel Cells, Ltd. (I)	126,217	26,868
Citadel Resource Group, Ltd. (I)	142,315	57,299
Clough, Ltd.	23,830	20,270
Coal of Africa, Ltd. (I)	35,383	55,061
Cockatoo Coal, Ltd. (I)	54,635	16,989
Coffey International, Ltd.	16,362	31,891
Comdek, Ltd. (I)	9,069	3,981
Compass Resources, Ltd. (I)	15,577	2,140
Corporate Express Australia, Ltd.	7,291	28,611
Count Financial, Ltd.	16,149	19,552
Crane Group, Ltd.	7,642	62,573
CuDeco, Ltd. (I)	10,337	49,760
Customers, Ltd. (I)	9,594	27,393
Deep Yellow, Ltd. (I)	56,297	16,969
Dominion Mining, Ltd.	6,473	23,558
Eastern Star Gas, Ltd. (I)	47,736	36,235
Elders, Ltd. (I)	406,501	55,723
Emeco Holdings, Ltd.	73,594	54,951
Emitch, Ltd.	32,139	24,337
Energy Developments, Ltd.	10,957	26,918
Energy World Corp., Ltd. (I)	112,377	43,116
Envestra, Ltd.	75,436	33,723
Extract Resources, Ltd. (I)	656	4,681
Ferraus, Ltd. (I)	30,170	20,190
FKP Property Group, Ltd.	79,825	53,968
Fleetwood Corp., Ltd.	5,470	37,179
FlexiGroup, Ltd.	67,000	107,200
Flight Centre, Ltd.	4,324	69,247
Forest Enterprises Australia, Ltd. (I)	29,109	1,923
Geodynamics, Ltd. (I)	31,447	23,724
Gindalbie Metals, Ltd. (I)	44,120	37,286
GrainCorp., Ltd.	11,527	64,113
Grange Resources Corp., Ltd. (I)	41,828	9,961
Great Southern Plantations, Ltd. (I)	47,114	5,178
GUD Holdings, Ltd. (L)	7,735	60,371
Gunns, Ltd.	100,882	83,031
GWA International, Ltd.	27,947	71,708
Hastie Group, Ltd.	30,453	48,734

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Healthscope, Ltd.	23,819	$106,117
Heron Resources, Ltd. (I)	9,000	2,390
Hills Industries, Ltd.	27,614	49,247
Horizon Oil, Ltd. (I)	97,753	31,472
IBA Health, Ltd.	53,725	37,357
iiNET, Ltd.	9,172	15,908
Imdex, Ltd.	25,905	18,299
Independence Group NL	12,761	56,109
Indophil Resources NL (I)	41,044	44,791
Industrea, Ltd.	134,624	59,699
Infigen, Ltd.	70,305	85,640
Infomedia, Ltd.	45,314	15,148
Intrepid Mines, Ltd. (I)	43,561	9,131
Invocare, Ltd.	12,728	68,114
IOOF Holdings, Ltd.	21,565	114,401
Iress Market Technology, Ltd.	9,510	67,623
Jabiru Metals, Ltd. (I)	30,000	10,738
Kagara Zinc, Ltd. (I)	47,616	45,338
Karoon Gas Australia, Ltd. (I)	18,847	131,561
Kimberley Metals, Ltd.	16,629	2,102
Kingsgate Consolidated, Ltd.	10,864	96,485
Linc Energy, Ltd. (I)	21,505	30,630
Lynas Corp., Ltd. (I)	160,701	88,090
Macmahon Holdings, Ltd.	85,483	45,273
Macquarie Media Group, Ltd.	32,974	59,406
Mantra Resources, Ltd. (I)	2,000	7,803
Marion Energy, Ltd. (I)	61,857	7,636
McPherson's, Ltd. (I)	18,009	48,453
Medusa Mining, Ltd. (I)	31,637	123,013
Mermaid Marine Australia, Ltd.	18,412	48,295
Metals X, Ltd. (I)	128,000	12,896
Minara Resources, Ltd. (I)	40,832	30,200
Mincor Resources NL	36,432	66,058
Mineral Resources, Ltd.	12,820	78,254
Mirabela Nickel, Ltd. (I)(L)	21,706	50,709
Molopo Australia, Ltd. (I)	22,468	32,673
Monadelphous Group, Ltd.	6,905	81,551
Mortgage Choice, Ltd.	11,340	13,572
Mosaic Oil NL (I)	67,228	6,737
Mount Gibson Iron, Ltd. (I)	151,507	214,369
Murchison Metals, Ltd. (I)	35,041	54,411
Navitas, Ltd.	30,259	104,069
Nexbis, Ltd. (I)	26,746	5,621
Nexus Energy, Ltd. (I)	69,816	20,488
Oakton, Ltd.	9,591	31,568
Pacific Brands, Ltd. (I)	174,508	208,126
Pan Australian Resources, Ltd. (I)	209,129	100,234
Pan Pacific Petroleum NL (I)	67,247	27,668
PaperlinX, Ltd. (I)	65,071	28,554
Peet & Company, Ltd.	32,089	65,246
Perilya, Ltd. (I)	22,845	10,856
Perpetual Trust of Australia, Ltd.	3,567	106,618
Perseus Mining, Ltd. (I)	31,837	51,526
Pharmaxis, Ltd. (I)	15,951	35,406
Photon Group, Ltd.	23,274	32,886
Platinum Australia, Ltd. (I)	30,671	26,781
PMP, Ltd. (I)	35,022	21,092
Premier Investments, Ltd.	8,449	67,068
Prime Television, Ltd.	15,587	10,376

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Primelife Corp., Ltd. (I)	66,564	$18,569
Programmed Maintenance Services, Ltd.	14,613	52,419
RCR Tomlinson, Ltd.	22,598	21,483
Realestate.com.au, Ltd.	2,110	16,151
Reckon, Ltd.	14,138	21,366
Redflex Holdings, Ltd.	5,472	13,022
Resolute Mining, Ltd. (I)	43,345	45,984
Ridley Corp., Ltd.	27,918	26,840
Riversdale Mining, Ltd. (I)	16,160	91,399
Roc Oil Company, Ltd. (I)	81,308	47,366
SAI Global, Ltd.	16,255	52,800
Sally Malay Mining, Ltd.	27,777	60,906
Salmat, Ltd.	11,402	39,161
Sedgman, Ltd.	10,879	15,635
Seek, Ltd.	21,315	122,607
ServCorp, Ltd.	10,693	34,355
Service Stream, Ltd.	8,282	2,803
Seven Network, Ltd.	11,011	65,025
Sigma Pharmaceuticals, Ltd.	111,268	97,657
Silex Systems, Ltd. (I)	10,299	61,713
SMS Management & Technology, Ltd.	12,633	65,848
SP Telemedia, Ltd.	63,587	96,222
Specialty Fashion Group, Ltd. (I)	51,331	63,400
Sphere Investments Ltd (I)	18,205	13,571
Spotless Group, Ltd.	25,238	56,632
St. Barbara, Ltd. (I)	181,117	57,066
Straits Resources, Ltd. (I)	26,787	40,287
STW Communications Group, Ltd.	36,346	24,864
Sundance Resources, Ltd. (I)	155,154	21,394
Super Cheap Auto Group, Ltd.	11,056	54,634
Swick Mining Services, Ltd. (I)	30,800	15,337
Talent2 International, Ltd. (I)	6,000	7,847
Tamaya Resources, Ltd. (I)	219,476	0
Tap Oil, Ltd. (I)	17,366	16,169
Tassal Group, Ltd.	11,269	18,104
Technology One, Ltd.	32,670	24,368
Ten Network Holdings, Ltd.	36,136	48,903
Terramin Australia, Ltd. (I)	16,521	11,330
TFS Corp., Ltd.	21,282	18,693
Thakral Holdings Group, Ltd.	63,390	22,062
The Reject Shop, Ltd.	2,608	33,010
Tower Australia Group, Ltd.	27,017	69,693
Tox Free Solutions, Ltd. (I)	8,234	19,592
Transfield Services, Ltd.	39,450	140,231
Transpacific Industries Group, Ltd. (I)	2,950	3,641
UXC, Ltd.	23,988	16,918
Virgin Blue Holdings, Ltd. (I)	61,210	29,360
Watpac, Ltd.	12,179	14,822
WDS, Ltd.	18,432	27,643
West Australian Newspapers Holdings,
Ltd. (L)	15,748	111,911
Western Areas NL (I)(L)	14,776	70,508
White Energy Co., Ltd. (I)	20,704	51,262
Whitehaven Coal, Ltd.	31,502	120,208
WHK Group, Ltd.	26,888	25,101
Wide Bay Australia, Ltd.	4,003	33,704
Windimurra Vanadium, Ltd. (I)	26,928	0

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Australia (continued)
Wotif.com Holdings, Ltd.	8,779	$50,598

		9,107,454
Austria - 1.09%
A-TEC Industries AG (I)	1,566	23,058
Agrana Beteiligungs AG	568	55,393
Andritz AG	3,715	225,156
BWIN Interactive Entertainment AG (I)	3,315	184,606
BWT AG	1,074	31,279
Constantia Packaging AG	755	42,175
Flughafen Wien AG	1,118	56,590
Intercell AG (I)	4,221	149,922
Lenzing AG	163	56,420
Mayr-Melnhof Karton AG	705	70,332
Oesterreichische Post AG	4,024	110,646
Palfinger AG	1,770	42,457
RHI AG (I)	2,919	72,358
Rosenbauer International AG	395	17,988
S&T System Integration & Technology
Distribution AG (I)	487	11,393
Schoeller-Bleckmann Oilfield Equipment
AG	1,107	49,253
Uniqa Versicherungen AG	4,818	93,432
Warimpex Finanz- und Beteiligungs AG (I)	3,221	11,514

		1,303,972
Belgium - 1.45%
Ackermans & Van Haaren NV	2,257	173,043
AGFA Gevaert NV (I)	16,167	105,078
Banque Nationale de Belgique	21	104,599
Barco NV (I)	1,197	50,706
Bekaert SA	1,142	170,307
Compagnie d'Entreprises CFE	756	40,320
Compagnie Immobiliere de Belgique SA
(I)	440	13,142
Compagnie Maritime Belge SA	1,734	55,266
Duvel Moortgat SA	230	16,480
Econocom Group SA	1,728	25,176
Elia System Operator SA/NV	2,308	94,754
Euronav NV	2,444	52,495
EVS Broadcast Equipment SA	1,071	74,008
Exmar NV	2,007	16,193
Image Recognition Integrated Systems	78	5,108
International Brachytherapy SA (I)	1,904	10,783
Ion Beam Applications SA	2,739	33,678
Kinepolis Group NV	391	16,144
Lotus Bakeries SA	34	16,749
Melexis NV (I)	2,366	23,297
Omega Pharma SA	1,655	86,329
Roularta Media Group NV (I)	668	16,301
SA D'Ieteren Trading NV	498	213,938
Sapec SA	305	29,433
Sipef SA	888	46,656
Telenet Group Holding NV (I)	4,761	129,839
Tessenderlo Chemie NV	2,408	79,414
Van De Velde NV	796	34,939

		1,734,175

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Bermuda - 0.31%
Catlin Group, Ltd.	34,545	$174,678
COL Capital, Ltd.	28,000	4,496
Hiscox PLC	37,963	188,627

		367,801
Canada - 9.17%
Absolute Software Corp. (I)	3,900	19,511
Aecon Group, Inc.	5,399	71,465
AGF Management, Ltd.	8,493	134,629
Alamos Gold, Inc. (I)	13,660	152,856
Alexco Resource Corp.	5,500	14,852
Altius Minerals Corp. (I)	2,400	17,146
Anderson Energy, Ltd. (I)	20,300	19,042
Angiotech Pharmaceuticals, Inc. (I)	20,094	24,370
Aquiline Resources, Inc. (I)	8,400	55,713
Astral Media, Inc.	5,081	152,132
Atrium Innovations, Inc. (I)	3,200	45,905
ATS Automation Tooling Systems, Inc. (I)	8,723	55,790
Augusta Resource Corp. (I)	13,400	34,281
Aurizon Mines, Ltd. (I)	17,846	87,252
Axia NetMedia Corp. (I)	9,200	12,117
B2Gold Corp. (I)	14,146	16,352
Baffinland Iron Mines Corp. (I)	24,800	11,749
Baja Mining Corp. (I)	16,100	9,916
Ballard Power Systems, Inc. (I)	9,800	22,100
Bankers Petroleum, Ltd. (I)	43,086	213,919
BELLUS Health, Inc. (I)	3,500	630
Bioms Medical Corp. (I)	9,900	3,049
Birch Mountain Resources, Ltd. (I)	11,200	53
Birchcliff Energy, Ltd. (I)	10,153	71,862
BNK Petroleum, Inc. (I)	12,925	12,981
Boralex, Inc. (I)	3,000	23,366
Breaker Energy, Ltd. (I)	5,200	29,759
Breakwater Resources, Ltd. (I)	63,300	20,392
Calfrac Well Services, Ltd.	2,900	52,318
Calian Technologies, Ltd.	500	8,172
Calvalley Petroleums, Inc. (I)	9,777	24,364
Canaccord Capital, Inc.	8,300	87,687
Canada Bread Company, Ltd.	2,740	131,081
Canadian Western Bank	6,077	131,916
Canam Group, Inc.	3,770	25,612
Candente Resource Corp. (I)	8,600	3,585
Canfor Corp. (I)	11,801	81,178
Cangene Corp. (I)	3,800	21,099
Capstone Mining Corp. (I)	17,200	45,632
Cardero Resource Corp.	7,700	9,558
Cardiome Pharma Corp. (I)	8,400	34,224
Carpathian Gold, Inc. (I)	20,000	6,348
Cascades, Inc.	6,669	54,975
Catalyst Paper Corp. (I)	54,263	13,566
CCL Industries, Inc.	3,327	87,320
CE Franklin, Ltd. (I)	2,786	15,522
Celtic Exploration, Ltd. (I)	3,946	68,010
Chariot Resources, Ltd. (I)	40,500	12,280
Claude Resources, Inc. (I)	21,200	21,292
Cogeco Cable, Inc.	1,788	57,177
COM DEV International, Ltd. (I)	7,500	23,380
Comaplex Minerals Corp. (I)	5,776	35,683
Computer Modelling Group, Ltd.	800	11,370

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
Connacher Oil and Gas, Ltd. (I)	47,523	$46,830
ConnectEast Group	145,342	55,617
Constellation Software, Inc.	1,700	56,457
Corby Distilleries, Ltd.	2,222	31,959
Corridor Resources, Inc. (I)	11,000	44,296
Corus Entertainment, Inc.	8,707	147,839
Cott Corp. (I)	6,083	51,873
Crew Energy, Inc. (I)	8,723	98,107
Crew Gold Corp. (I)	1,862	450
Crystallex International Corp. (I)	43,800	11,620
Dalsa Corp.	2,800	18,571
Daylight Resources Trust	5,815	49,588
Denison Mines Corp. (I)	22,097	30,568
Descartes Systems Group, Inc. (I)	4,700	23,157
Detour Gold Corp. (I)	3,650	56,649
Divestco, Inc. (I)	2,800	1,327
Dorel Industries, Inc., Class B	2,792	86,241
Dundee Precious Metals, Inc. (I)	10,200	30,347
DundeeWealth, Inc.	6,076	78,641
Eastern Platinum, Ltd. (I)	66,523	58,619
Easyhome, Ltd.	700	5,803
Endeavour Silver Corp. (I)	6,200	23,204
Enghouse Systems, Ltd.	1,100	7,608
Entree Gold, Inc. (I)	7,500	18,405
Equitable Group, Inc.	1,700	32,795
European Goldfields, Ltd. (I)	15,219	105,267
Evertz Technologies, Ltd.	3,401	40,120
Exfo Electro Optical Engineering, Inc. (I)	912	3,336
Fairborne Energy, Ltd. (I)	8,600	36,913
Far West Mining, Ltd. (I)	4,700	15,141
Flint Energy Services, Ltd. (I)	3,485	32,195
FNX Mining Co., Inc. (I)	9,825	107,057
Formation Metals, Inc. (I)	4,142	7,457
Forsys Metals Corp. (I)	15,300	64,511
Fortune Minerals, Ltd. (I)	3,334	1,959
Forzani Group, Ltd.	3,070	36,157
Fraser Papers, Inc. (I)	4,800	296
Fronteer Development Group, Inc. (I)	13,680	56,644
Galleon Energy, Inc. (I)	11,550	50,888
Garda World Security Corp. (I)	7,700	66,392
GBS Gold International, Inc. (I)	30,800	0
Gennum Corp.	4,158	16,153
Glacier Media, Inc. (I)	8,800	15,842
Glentel, Inc.	1,100	14,852
Globestar Mining Corp. (I)	12,700	12,394
Gluskin Sheff & Associates, Inc.	1,700	32,747
Grande Cache Coal Corp. (I)	17,700	69,432
Great Canadian Gaming Corp. (I)	8,850	60,375
Greystar Resources, Ltd. (I)	4,600	26,805
Guyana Goldfields, Inc. (I)	7,300	49,455
Hanfeng Evergreen, Inc. (I)	3,700	22,086
Harry Winston Diamond Corp.	6,172	58,422
Hemisphere GPS, Inc. (I)	10,400	6,898
Heroux-Devtek, Inc. (I)	3,900	19,400
Hillsborough Resources, Ltd. (I)	4,900	2,321
Home Capital Group, Inc.	3,115	119,978
HudBay Minerals, Inc. (I)	21,392	296,131
Imax Corp. (I)	1,500	15,705
Intermap Technologies Corp. (I)	7,800	14,633

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
International Forest Products, Ltd. (I)	5,150	$22,886
Iteration Energy, Ltd. (I)	28,160	29,884
Ivanhoe Energy, Inc. (I)	32,400	86,572
Jinshan Gold Mines, Inc. (I)	34,900	88,622
KAB Distribution, Inc. (I)	18,405	0
Kimber Resources, Inc. (I)	1,750	2,736
Kingsway Financial Services, Inc.	8,700	11,293
Kirkland Lake Gold, Inc. (I)	5,309	51,360
Lake Shore Gold Corp. (I)	13,508	51,836
Laurentian Bank of Canada	2,691	108,951
Le Chateau, Inc.	2,400	28,812
Leon's Furniture, Ltd.	6,709	62,933
Linamar Corp.	12,009	160,666
MacDonald Dettwiler & Associates, Ltd.
(I)	4,105	157,564
Major Drilling Group International	2,389	52,289
Manitoba Telecom Services, Inc.	1,600	48,634
Maple Leaf Foods, Inc.	7,694	83,253
Marsulex, Inc.	3,500	33,992
Martinrea International, Inc. (I)	6,018	46,187
Maxim Power Corp. (I)	6,300	21,609
MDS, Inc. (I)	15,568	116,974
Mega Uranium, Ltd. (I)	26,600	19,155
Methanex Corp.	11,467	204,046
Migao Corp. (I)	3,400	22,712
MKS, Inc.	1,550	13,658
Mosaid Technologies, Inc.	1,500	26,833
Mullen Group, Ltd.	798	11,735
NAL Oil & Gas Trust	1,522	18,344
Neo Material Technologies, Inc. (I)	10,100	43,064
Norbord, Inc. (I)	1,390	16,529
North American Palladium, Ltd. (I)	8,050	25,018
Northgate Minerals Corp. (I)	25,007	79,613
NuVista Energy, Ltd. (I)	7,179	76,660
Paladin Labs, Inc. (I)	1,400	25,456
Pan American Silver Corp. (I)	2,300	57,446
Paramount Resources, Ltd. (I)	4,500	56,325
Parkbridge Lifestyles Communities, Inc. (I)	6,530	25,986
Pason Systems, Inc.	6,895	71,798
Pelangio Exploration, Inc. (I)	14,200	9,284
Petrolifera Petroleum, Ltd. (I)	7,550	5,938
Platinum Group Metals, Ltd. (I)	11,200	18,147
Points International, Ltd. (I)	16,500	4,847
Polymet Mining Corp. (I)	13,500	32,618
Progress Energy Resources Corp.	17,757	216,873
QLT, Inc. (I)	8,200	40,557
Quadra Mining, Ltd. (I)	9,677	112,687
Quebecor, Inc.	4,193	103,772
Queenston Mining, Inc. (I)	5,100	28,849
Quest Capital Corp. (I)	18,000	19,613
Questerre Energy Corp. (I)	23,900	52,311
Redcorp Ventures, Ltd. (I)	9,000	43
Reitman's Canada, Ltd.	5,776	93,038
Resin Systems, Inc. (I)	36,820	10,641
Resverlogix Corp. (I)	5,300	14,061
Richelieu Hardware, Ltd.	2,200	43,754
Rock Energy, Inc. (I)	373	1,237
RONA, Inc. (I)	13,109	182,339
Rubicon Minerals Corp. (I)	21,100	91,765

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Canada (continued)
Russel Metals, Inc.	6,737	$103,857
Samuel Manu-Tech, Inc.	3,200	12,128
Sandvine Corp. (I)	12,400	16,331
Savanna Energy Services Corp.	9,568	57,386
SEMAFO, Inc. (I)	31,200	131,256
ShawCor, Ltd.	6,731	177,363
Sherritt International Corp.	23,900	151,951
Shore Gold, Inc. (I)	400	326
Sierra Wireless, Inc. (I)	3,750	33,648
Silver Standard Resources, Inc. (I)	8,391	180,318
Silvercorp Metals, Inc. (L)	15,795	117,183
Softchoice Corp. (I)	2,000	14,478
Stantec, Inc. (I)	5,068	128,453
Stella-Jones, Inc.	700	15,089
Storm Exploration, Inc. (I)	3,762	43,559
Tanzanian Royalty Exploration Corp.
(I)(L)	10,900	38,523
Taseko Mines, Ltd. (I)	19,800	67,538
Tembec, Inc. (I)	7,330	6,598
The Churchill Corp. (I)	1,700	31,168
Theratechnologies, Inc. (I)	6,398	19,944
Thompson Creek Metals Co., Inc. (I)	13,797	164,194
Toromont Industries, Ltd.	6,593	159,609
Torstar Corp. (L)	7,600	49,399
Transcontinental, Inc.	8,965	104,821
Transglobe Energy Corp. (I)	8,300	29,727
Transition Therapeutics, Inc. (I)	3,200	25,469
Trican Well Service, Ltd.	14,500	175,445
Trinidad Drilling, Ltd.	16,500	98,024
Turnkey E&P, Inc. (I)	1,100	10
Uex Corp. (I)	14,600	13,004
Uni-Select, Inc.	2,200	59,388
Ur-Energy, Inc. (I)	10,200	8,022
Uranium One, Inc. (I)	55,113	157,704
Vecima Networks, Inc. (I)	2,921	15,222
Vector Aerospace Corp. (I)	2,100	12,257
Verenex Energy, Inc. (I)	8,500	57,182
Vitran Corp., Inc. (I)	300	2,700
Wesdome Gold Mines, Ltd.	11,600	29,896
West Energy, Ltd. (I)	7,625	20,085
West Fraser Timber Company, Ltd.	3,755	112,074
Western Coal Corp.	25,500	61,370
Westport Innovations, Inc. (I)	3,900	47,115
Wi-LAN, Inc.	12,200	28,668
Winpak, Ltd.	6,500	48,100
Xceed Mortgage Corp. (I)	1,800	3,070
Xtreme Coil Drilling Corp. (I)	6,548	29,470
Zarlink Semiconductor, Inc. (I)	200	171

		10,944,169
China - 0.09%
AAC Acoustic Technology Holdings, Inc.	54,000	75,897
Delong Holdings, Ltd. (I)	45,500	31,725

		107,622
Cyprus - 0.08%
ProSafe ASA	15,000	80,653
Prosafe Production Public, Ltd. (I)	8,635	17,767

		98,420

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Denmark - 1.15%
ALK-Abello A/S	663	$57,283
Alm. Brand Skadesforsikring A/S (I)	1,126	23,236
Ambu A/S	800	17,174
Auriga Industries	2,034	36,318
Bang & Olufsen AS (I)	4,791	71,713
Bavarian Nordic A/S (I)	981	33,491
BoConcept Holding A/S (I)	75	1,892
Brodrene Hartmann A/S (I)	800	12,751
Capinordic A/S (I)	9,300	4,279
Dalhoff Larsen & Horneman A/S (I)	2,500	9,706
DFDS A/S (I)	319	22,159
DiBa Bank A/S (I)	550	8,672
East Asiatic Co Ltd A/S	1,821	68,794
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	16,997
GN Store Nord A/S (I)	12,589	69,451
Greentech Energy Systems A/S (I)	6,004	25,427
Gronlandsbanken (I)	20	1,572
Harboes Bryggeri A/S	441	9,969
IC Companys A/S (I)	3,227	108,092
Jeudan A/S	352	30,548
Maconomy Corp. (I)	1,500	2,136
NeuroSearch A/S (I)	2,902	42,238
Nordjyske Bank A/S (I)	1,190	28,218
Ostjydsk Bank A/S (I)	160	13,881
Parken Sport & Entertainment A/S (I)	216	15,631
PER Aarsleff A/S	420	50,673
Pharmexa A/S (I)	10,600	831
Ringkjoebing Landbobank A/S (I)	485	58,937
Roskilde Bank A/S (I)	495	0
Satair A/S	591	20,041
Schouw & Co. A/S	2,506	48,044
SimCorp A/S	500	95,951
Sjaelso Gruppen A/S (I)	2,935	5,532
Solar Holdings A/S	900	57,787
Spar Nord Bank A/S (I)	8,152	91,660
Sparbank Vest A/S (I)	275	5,832
Sydbank AS (I)	4,119	98,664
Thrane & Thrane A/S	800	21,094
TK Development A/S (I)	2,524	10,929
TopoTarget A/S (I)(L)	15,000	8,135
Vestjysk Bank A/S (I)	3,265	61,308

		1,367,046
Finland - 2.85%
Ahlstrom Oyj	995	14,129
Alma Media Oyj	7,542	82,272
Amer Sports Oyj	12,306	107,326
Aspo Oyj	2,534	22,670
Atria PLC	1,229	23,365
BasWare Oyj	299	6,273
Cargotec Corp. Oyj	3,438	90,661
Cramo Oyj	3,712	62,365
Digia PLC	2,622	14,862
Elektrobit Corp. (I)	9,773	10,588
Etteplan Oyj	276	1,202
F-Secure Oyj	10,255	41,456
Finnair Oyj (I)	7,567	43,324
Finnlines Oyj (I)	2,378	23,791

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Finland (continued)
Fiskars Corp.	6,119	$97,303
HK Ruokatalo Oyj	5,218	64,352
Huhtamaki Oyj	9,309	125,117
Ilkka-Yhtyma Oyj	1,877	16,792
KCI Konecranes Oyj	6,939	201,613
Kemira Oyj (L)	6,037	94,712
Kesko Oyj	6,651	226,919
Lannen Tehtaat Oyj	930	20,924
Lassila & Tikanoja Oyj	3,716	89,146
Lemminkainen Oyj	775	27,811
M-real Oyj (I)	22,834	43,220
Nokian Renkaat Oyj (L)	6,213	157,801
Olvi Oyj	959	35,766
Oriola-KD Oyj	22,667	141,308
Orion Oyj, Series A	4,279	88,047
Orion Oyj, Series B	6,759	138,913
Outotec Oyj	4,469	146,937
Ponsse Oyj	1,465	12,472
Poyry Oyj	4,503	72,836
Raisio Oyj	15,131	56,103
Ramirent Oyj (I)	8,097	83,331
Rapala VMC Oyj	617	4,407
Ruukki Group Oyj (I)	20,289	59,869
Scanfil Oyj	3,082	12,662
Stockmann Oyj Abp, Series A (L)	1,949	57,972
Stockmann Oyj Abp, Series B	2,883	79,819
Tecnomen Oyj	10,173	14,854
Teleste Oyj	1,377	7,860
TietoEnator Oyj	7,664	164,536
Uponor Oyj	5,843	116,516
Vacon Oyj	1,063	43,919
Vaisala Oyj	1,483	53,197
YIT Oyj	14,717	304,325

		3,405,643
France - 4.70%
Ales Groupe SA	435	7,294
Alten SA (I)	2,039	48,679
Altran Technologies SA (I)(L)	11,249	53,438
April Group SA	1,609	57,341
Arkema	5,678	215,715
Assystem SA (I)	1,674	22,648
Avanquest Software SA (I)	1,218	6,147
Bacou Dalloz SA	519	40,792
Beneteau SA	3,926	58,170
Boiron SA	834	36,140
Bonduelle SCA	372	41,992
Bongrain SA (I)	645	43,532
Bourbon SA	4,224	161,426
Bull SA (I)	11,140	48,982
Canal Plus SA	6,204	52,303
Carbone Lorraine SA	1,227	44,569
Cegedim SA (I)	323	26,615
Cegid SA	599	14,720
Club Mediterranee SA (I)	2,192	43,541
Compagnie Plastic Omnium SA	1,369	35,456
Delachaux SA	877	48,622
Electricite de Strasbourg SA (I)	142	24,586
Esso SAF	269	35,110

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
France (continued)
Etablissements Maurel et Prom SA	8,680	$151,311
Etam Developpement SA (I)	986	24,163
Euro Disney SCA (I)	3,416	26,793
Exel Industries SA	185	7,227
Faurecia (I)(L)	2,795	59,366
Financiere Marc de Lacharriere SA
(Fimalac)	1,072	60,327
Fleury Michon SA	344	18,363
Gaumont SA	489	29,347
GFI Informatique SA	5,737	24,907
GIFI	408	27,910
GL Events SA	910	20,538
Groupe Steria SA (L)	2,691	80,157
Guerbet SA	180	26,688
Guyenne & Gascogne SA	699	64,027
Havas SA	36,780	137,546
Infogrames Entertainment SA (I)(L)	1,705	17,575
Ingenico SA	3,004	78,925
Ipsos SA	2,092	63,874
Kaufman & Broad SA (I)	1,176	28,613
Korian	1,818	46,752
Laurent-Perrier SA	374	30,042
Lisi SA	546	27,474
LVL Medical Groupe SA (I)	1,044	23,893
M6-Metropole Television	4,852	125,516
Maisons France Confort SA	510	18,371
Manitou BF SA (I)	1,754	25,163
Manutan SA	963	56,155
Marseill Tunnel Prado-Carena	219	9,136
Montupet SA (I)	553	3,242
Naturex	382	15,676
Neopost SA	2,508	219,891
Nexans SA	2,634	198,565
Nexity SA	2,770	95,735
Norbert Dentressangle SA	882	51,112
Orpea SA	2,078	93,624
Parrot SA (I)	453	6,676
Penauille Polyservices SA	7,713	33,087
Pierre & Vacances SA	562	49,776
Rallye SA	1,670	59,472
Remy Cointreau SA	2,071	104,504
Rhodia SA (I)	10,589	186,969
Robertet SA	258	32,509
Rubis SA	885	81,050
Saft Groupe SA	2,177	104,337
Samse SA	285	23,160
SEB SA	2,267	130,367
Sechilienne-Sidec SA	1,925	84,165
Societe Industrielle D'Aviations Latecoere
SA (I)	350	3,024
SOITEC (I)	8,025	112,365
Somfy SA	383	76,511
Sopra Group SA	529	35,563
SR Teleperformance SA	5,607	186,510
Stallergenes SA	813	72,307
Stef-TFE Group	993	61,984
Sucriere de Pithiviers-Le-Vieil SA	59	60,250
Synergie SA	1,224	31,740
Tessi SA	206	15,293

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
France (continued)
Theolia SA (I)	2,633	$13,321
Toupargel-Agrigel SA	936	24,398
Trigano SA	2,853	51,985
UbiSoft Entertainment SA (I)	7,630	116,595
Union Financiere de France Banque SA	577	23,730
Valeo SA (I)	7,387	212,518
Viel & Compagnie SA	6,221	29,565
Vilmorin & Compagnie SA	383	44,810
Virbac SA	457	44,824
VM Materiaux SA	539	34,324
Vranken-Pommery Monopole Group SA	320	15,670
Wendel	2,640	155,961
Zodiac SA	4,062	138,167

		5,613,309
Germany - 5.85%
Aareal Bank AG (I)	2,669	53,307
Adlink Internet Media AG (I)	2,151	10,642
Agennix AG (I)(L)	1,121	6,530
Aixtron AG	8,637	313,649
Amadeus Fire AG	724	15,215
Augusta Technologie AG	1,041	15,125
Axel Springer AG	141	15,350
Baader Wertpapierhandelsbank AG	4,116	21,920
Balda AG (I)	3,189	11,902
Bauer AG	995	44,765
Beate Uhse AG (I)	8,223	8,133
Bechtle AG	1,192	28,812
Bertrandt AG	519	15,471
Biotest AG	323	18,177
Boewe Systec AG (I)	126	1,034
Carl Zeiss Meditec AG	3,844	62,581
Cenit AG (I)	2,140	14,141
CENTROTEC Sustainable AG (I)	1,362	18,303
Cewe Color Holding AG	730	24,992
Comdirect Bank AG	3,822	34,609
Conergy AG (I)	12,524	13,716
Constantin Medien AG (I)	7,438	21,171
CropEnergies AG (I)	1,162	5,931
CTS Eventim AG	1,453	72,086
Curanum AG	4,385	21,004
D Logistics AG	4,397	8,325
DAB Bank AG	3,886	23,663
Data Modul AG	578	6,654
Demag Cranes AG	2,393	84,901
Deutsche Wohnen AG (I)	8,098	79,749
Deutz AG (I)	7,867	36,282
Douglas Holding AG (L)	3,280	167,001
Drillisch AG (I)	6,749	54,645
Duerr AG	839	19,268
DVB Bank AG	110	4,113
Elexis AG	1,107	16,042
ElringKlinger AG	2,489	54,867
Evotec AG (I)	25,197	81,350
Fielmann AG	946	73,755
Freenet AG (I)	6,763	97,524
Fuchs Petrolub AG	538	45,720
Gerresheimer AG	3,315	114,726
Gerry Weber International AG	1,425	43,831

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Germany (continued)
Gesco AG	414	$22,964
GFK AG	1,781	61,704
GFT Technologies AG	2,486	9,013
Gildemeister AG	4,158	66,209
Grenkeleasing AG	1,123	45,131
Hamburger Hafen und Logistik AG	1,415	54,950
Hawesko Holding AG	1,116	34,287
Heidelberger Druckmaschinen AG (I)	8,334	68,814
Indus Holding AG	1,427	26,174
Interseroh AG	294	22,024
Intershop Communications AG (I)	2,654	6,137
IVG Immobilien AG (I)	9,797	91,184
IWKA AG (I)(L)	2,786	45,291
Jenoptik AG (I)	5,019	28,463
KIZOO AG (I)	1,380	12,488
Kloeckner & Company SE (I)	5,255	122,804
Kontron AG	6,351	76,864
Krones AG (L)	1,517	75,954
KSB AG (L)	73	42,914
KWS Saat AG	290	49,085
Lanxess AG	8,502	323,547
Leoni AG	3,001	68,282
Loewe AG	772	10,113
Manz Automation AG (I)	222	17,991
MasterFlex AG (I)	207	1,159
Mediclin AG	8,179	36,230
Medigene AG (I)	3,374	18,929
Medion AG	3,090	37,092
MLP AG	4,661	52,189
Mologen AG (I)	1,346	14,143
Morphosys AG (I)	2,360	63,479
MTU Aero Engines Holding AG	3,703	190,023
MVV Energie AG	1,283	60,401
Nemetschek AG (I)	1,050	27,526
Norddeutsche Affinerie AG	3,925	171,689
Nordex AG (I)(L)	3,399	54,069
P&I Personal & Informatik AG	20	541
Pfeiffer Vacuum Technology AG	1,003	80,793
Pfleiderer AG (I)	3,609	37,824
Plambeck Neue Energien AG (I)	5,505	14,303
Praktiker Bau- und Heimwerkermaerkte
AG	5,569	68,139
Premiere AG (I)	41,539	148,845
PVA TePla AG (I)	1,400	7,915
QSC AG (I)	10,874	26,312
R. Stahl AG	574	13,836
Rational AG	385	65,503
REpower Systems AG (I)	129	21,236
Rheinmetall AG	3,739	223,527
Rhoen-Klinikum AG	8,581	211,374
Roth & Rau AG (I)	692	28,071
Sartorius AG	997	24,757
Schlott Gruppe AG	185	1,133
SGL Carbon AG (I)	4,960	163,315
SHB Stuttgarter Finanz & Beteiligungs AG	951	27,083
Singulus Technologies AG (I)	4,178	13,989
Sixt AG	755	25,779
Software AG	1,731	185,625
Solar Millennium AG (I)	1,423	60,629

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Germany (continued)
Solarworld AG (L)	5,654	$128,385
Solon AG Fuer Solartechnik AG (I)(L)	1,340	14,165
Stada Arzneimittel AG	7,066	239,868
Stratec Biomedical Systems AG	807	29,990
Symrise AG	10,225	222,846
Takkt AG	2,729	30,630
Technotrans AG (I)	258	1,962
Tognum AG	10,881	174,957
TUI AG (I)(L)	17,170	136,419
Versatel AG (I)	1,054	9,986
Vossloh AG	996	100,220
Wacker Construction Equipment AG	1,409	19,212
Washtec AG (I)	1,640	17,778
Wincor Nixdorf AG	3,979	276,714
Wire Card AG	8,598	109,626
Wuerttembergische Lebensversicherung
AG	1,339	34,178

		6,987,763
Gibraltar - 0.06%
PartyGaming PLC (I)(L)	15,798	66,120
Greece - 1.47%
Agricultural Bank of Greece SA (I)	21,674	52,551
Alapis Holding Industrial & Commercial
SA	61,030	42,163
Anek Lines SA (I)	16,819	17,645
Athens Stock Exchange SA	6,411	80,138
Athens Water Supply and Sewage
Company SA	2,918	24,064
Bank of Attica SA (I)	9,882	23,973
Bank of Greece SA	2,122	147,733
Diagnostic & Therapeutic Center of Athens
Hygeia SA	10,955	27,894
Duty Free Shops SA	2,936	25,076
Emporiki Bank SA (I)	8,531	56,631
Euromedica SA (I)	1,362	9,611
Forthnet SA (I)	14,320	23,312
Fourlis SA	4,391	58,839
Frigoglass SA (I)	2,954	31,685
GEK Group of Companies SA	5,882	50,578
Geniki Bank SA (I)	21,225	24,447
Greek Postal Savings Bank SA (I)	7,491	45,900
Halcor SA (I)	12,007	24,346
Hansard Global PLC	11,952	33,578
Hellenic Petroleum SA	701	8,238
Hellenic Technodomiki Tev SA	14,867	119,447
Heracles General Cement SA	5,225	47,080
Iaso SA	5,049	26,495
Intracom Holdings SA (I)	28,550	45,736
J&P-Avax SA	7,584	32,596
Lambrakis Press SA (I)	2,615	7,308
Marfin Financial Group SA Holdings (I)	46,194	146,206
Maritime Company of Lesvos SA (I)	26,037	0
Metka SA	2,434	33,717
Michaniki SA	5,586	10,355
Motor Oil Hellas Corinth Refineries SA	5,091	80,364
Mytilineos Holdings SA	8,401	63,463
Piraeus Port Authority SA	881	19,848

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Greece (continued)
Sidenor Steel Products Manufacturing
Company SA (I)	4,142	$31,829
Teletypos SA Mega Channel	4,590	27,374
Terna Energy SA	3,843	33,403
Thessaloniki Port Authority SA	488	9,253
Titan Cement Company SA	5,669	165,287
Viohalco SA	8,595	50,499

		1,758,662
Hong Kong - 2.13%
Alco Holdings, Ltd.	54,000	19,370
Allied Group, Ltd.	18,000	45,058
Allied Properties HK, Ltd. (I)	372,000	67,631
Asia Financial Holdings, Ltd.	66,000	24,000
Asia Satellite Telecom Holdings Company,
Ltd.	26,220	39,561
Associated International Hotels, Ltd. (I)	26,000	62,064
C Y Foundation Group, Ltd. (I)	605,000	10,994
Cafe de Coral Holdings, Ltd.	22,000	50,802
Champion Technology Holdings, Ltd.	327,597	11,192
Chen Hsong Holdings, Ltd.	40,000	11,023
Chevalier International Holdings, Ltd.	16,000	13,104
China Metal International Holdings, Inc.	58,000	15,152
China Sci-Tech Holdings, Ltd. (I)	263,040	8,266
China Seven Star Shopping, Ltd. (I)	470,000	11,580
Chong Hing Bank, Ltd.	13,000	25,096
Chow Sang Sang Holdings, Ltd.	30,000	31,726
Chuang's Consortium International, Ltd.	157,308	16,019
City Telecom HK, Ltd.	1,717	16,621
Cross-Harbour Holdings, Ltd.	22,000	21,304
Dah Sing Banking Group, Ltd. (I)	33,600	52,936
Dah Sing Financial Group (I)	9,600	57,318
Daphne International Holdings, Ltd.	83,317	64,050
Dickson Concepts International, Ltd.	37,000	17,323
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
eSun Holdings, Ltd. (I)	113,000	15,395
Far East Consortium International, Ltd.	106,925	33,361
First Natural Foods Holdings, Ltd. (I)	375,000	0
First Sign International Holdings, Ltd.	46,000	53,845
Fubon Bank, Ltd.	46,000	22,950
Get Nice Holdings, Ltd.	246,000	15,335
Giordano International, Ltd.	199,708	59,794
Glorious Sun Enterprises, Ltd.	88,000	29,657
Golden Resorts Group, Ltd.	500,000	22,229
Great Eagle Holdings, Ltd.	24,000	62,685
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	31,969
Heng Tai Consumables Group, Ltd. (I)	105,000	10,420
HKR International, Ltd. (I)	44,000	18,771
Hung Hing Printing Group, Ltd.	76,216	24,580
Hutchison Harbour Ring, Ltd.	174,000	13,488
Hutchison Telecommunications
International, Ltd. (I)	10,300	31,106
i-Cable Communications, Ltd. (I)	179,000	24,559
Imagi International Holdings, Ltd. (I)	175,000	3,092
Integrated Distribution Services Group,
Ltd.	23,000	36,070
International Luk Fook Holdings, Ltd.	38,000	25,033
Jinhui Holdings, Ltd. (I)	42,000	14,245

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Johnson Electric Holdings, Ltd. (I)	148,500	$62,796
K Wah International Holdings, Ltd.	61,227	21,861
Keck Seng Investments, Ltd.	1,000	484
Kowloon Development Company, Ltd.	44,000	46,516
Lai Sun Development Company, Ltd. (I)	632,000	10,606
Lippo, Ltd.	31,250	11,197
Lung Kee Holdings, Ltd.	46,000	24,703
Matsunichi Communication Holdings, Ltd.
(I)	89,000	42,397
Media Chinese International, Ltd.	30,000	4,335
Melco International Development (I)	83,000	40,781
Midland Holdings, Ltd.	84,000	62,552
Miramar Hotel & Investment Company,
Ltd.	8,000	8,774
Natural Beauty Bio-Technology, Ltd.	80,000	13,547
Norstar Founders Group, Ltd. (I)	168,000	15,824
Pacific Basin Shipping, Ltd.	146,000	110,592
Pacific Century Premium Developments,
Ltd. (I)	111,000	30,638
Paliburg Holdings, Ltd.	71,380	21,050
Peace Mark Holdings, Ltd. (I)	180,000	0
Pico Far East Holdings, Ltd.	126,000	24,205
Public Financial Holdings, Ltd.	36,000	20,097
PYI Corp., Ltd. (I)	801	42
Regal Hotels International Holdings, Ltd.	83,200	34,429
Road King Infrastructure, Ltd.	24,000	17,949
Sa Sa International Holdings, Ltd.	62,000	39,023
SEA Holdings, Ltd.	52,000	22,242
Shell Electric Manufacturing Company,
Ltd.	36,000	30,972
Shui On Construction & Materials, Ltd.	22,000	36,803
Singamas Container Holdings, Ltd. (I)	180,000	29,451
Smartone Telecommunications Holdings,
Ltd.	35,500	22,485
Stella International Holdings, Ltd.	26,000	48,700
Sun Hung Kai & Company, Ltd.	55,000	42,615
Superb Summit International Timber
Company, Ltd. (I)	378,000	12,919
Tack Fat Group International, Ltd. (I)	200,000	0
TAI Cheung Holdings, Ltd.	49,000	28,380
TAK Sing Alliance Holdings, Ltd.	94,000	13,208
Tan Chong International, Ltd.	63,000	10,730
TCC International Holdings, Ltd. (I)	53,444	22,052
Techtronic Industries Company, Ltd.	85,500	68,527
Texwinca Holdings, Ltd.	37,961	34,712
Titan Petrochemicals Group, Ltd. (I)	600,000	17,019
Transport International Holdings, Ltd.	21,200	59,741
USI Holding Corp.	38,000	10,574
Vitasoy International Holdings, Ltd.	58,000	39,026
Wai Kee Holdings, Ltd. (I)	72,000	16,315
Wheelock Properties, Ltd.	70,000	47,160
Wing On Company International, Ltd.	17,000	22,593

		2,541,396
Ireland - 1.07%
AER Lingus Group PLC (I)	25,626	21,172
C&C Group PLC	32,642	137,240
C&C Group PLC - London Exchange	903	3,816
DCC PLC	9,371	253,306

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Ireland (continued)
FBD Holdings PLC	4,678	$47,059
Fyffes PLC	29,278	18,468
Glanbia PLC (I)	12,263	45,801
Grafton Group PLC (I)	22,961	107,628
IFG Group PLC	12,100	23,671
Independent News & Media PLC	58,384	14,050
Irish Continental Group PLC (I)	2,561	52,301
Irish Life & Permanent PLC	30,577	149,398
Kenmare Resources PLC	114,460	43,268
Kingspan Group PLC (I)	13,554	118,724
McInerney Holdings PLC (I)	20,779	5,616
Paddy Power PLC	4,237	154,782
United Drug PLC	26,231	84,921

		1,281,221
Italy - 3.88%
Acea SpA	7,361	85,040
Acegas-APS SpA	2,167	11,733
Actelios SpA	1,929	11,014
Aedes SpA (I)	6,455	2,181
Amplifon SpA (I)	8,041	36,241
Ansaldo STS SpA	6,306	126,416
Astaldi SpA	5,883	55,318
Autogrill SpA (I)	10,036	124,848
Azimut Holding SpA	14,547	191,475
Banca Finnat Euramerica SpA	10,675	9,484
Banca Generali SpA	10,115	123,763
Banca IFIS SpA	3,252	36,496
Banca Intermobiliare SpA (I)	14,093	67,314
Banca Popolare dell'Etruria e del Lazio
SpA	8,572	54,102
Banca Popolare di Milano SpA	37,799	295,242
Banca Profilo SpA (I)	23,984	24,607
Banco di Desio e della Brianza SpA	4,149	26,560
Benetton Group SpA	6,078	55,610
Benetton Group SpA	200	3,670
Brembo SpA	3,286	25,879
Bulgari SpA (L)	15,798	147,007
Caltagirone Editore SpA	5,211	14,630
Caltagirone SpA	3,553	12,851
Cementir SpA	6,234	27,658
CIR-Compagnie Industriali Riunite SpA (I)	40,078	98,407
Credito Artigiano SpA	23,255	64,757
Credito Bergamasco SpA	711	25,588
Credito Emiliano SpA (I)	9,807	79,197
Danieli & C Officine Meccaniche SpA	1,785	46,126
Davide Campari Milano SpA	12,758	134,822
De Longhi SpA	18,320	85,604
DiaSorin SpA	2,212	80,359
Digital Multimedia Technologies SpA (I)	1,056	23,039
EEMS Italia SpA (I)	5,583	8,777
ERG SpA	5,330	76,625
Esprinet SpA	2,846	32,531
Eurotech SpA (I)	3,019	13,248
Fastweb SpA (I)	1,771	51,349
Fiera Milano SpA	2,228	16,176
Gemina SpA (I)	51,524	41,718
Geox SpA	7,878	55,861
Gewiss SpA	8,858	33,721

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Italy (continued)
GreenergyCapital SpA	175	$116
Gruppo Beghelli SpA	11,564	12,128
Gruppo Coin SpA (I)	8,302	56,317
Gruppo Editoriale L'Espresso SpA (I)	19,434	62,724
Hera SpA	55,937	135,009
Immsi SpA (I)	20,642	26,737
Impregilo SpA	32,104	106,131
Indesit Co. SpA (I)	4,379	49,722
Industria Macchine Automatiche SpA	1,088	20,457
Interpump SpA (I)	7,154	35,534
Iride SpA	27,130	51,892
Italmobiliare SpA (I)	787	34,012
Juventus Football Club SpA (I)	8,911	11,924
KME Group SpA	17,570	11,703
Marr SpA	3,721	33,060
Milano Assicurazioni SpA	25,516	73,504
Mondadori (Arnoldo) Editore SpA (I)	12,390	52,504
Nice SpA	3,458	15,665
Panariagroup Industrie Ceramiche SpA	3,544	10,909
Permasteelisa SpA (I)	1,525	29,573
Piccolo Credito Valtellinese SCRL	22,405	189,406
Pirelli & C Real Estate SpA (I)	5,311	4,031
Pirelli & Company SpA (I)	281,873	179,732
Premafin Finanziaria SpA (I)	26,879	42,012
Recordati SpA	9,506	77,876
Risanamento SpA (I)	13,318	8,659
Sabaf SpA	962	25,830
Safilo Group SpA (I)	22,079	20,280
Save SpA	3,345	28,637
Seat Pagine Gialle SpA (I)	2,391	587
Snai SpA (I)	8,592	38,291
Societa Iniziative Autostradali e Servizi
SpA	6,448	59,651
Societa' Cattolica di Assicurazioni SCRL
(I)	5,185	185,551
Socotherm SpA (I)	2,703	5,784
Sogefi SpA (I)	7,700	18,276
Sol SpA	6,441	37,736
Sorin SpA (I)	67,066	125,273
Stefanel SpA (I)	22,945	12,623
Telecom Italia Media SpA (I)	235,483	37,591
Tod's SpA	1,162	88,060
Trevi Finanziaria SpA	2,918	49,728
Vianini Lavori SpA	4,074	27,969

		4,630,248
Japan - 23.69%
Accordia Golf Company, Ltd.	49	49,583
Achilles Corp.	20,000	28,653
Adeka Corp.	8,891	81,146
Aderans Company, Ltd.	4,600	49,126
Advanex, Inc. (I)	2,000	1,527
Aeon Delight Company, Ltd.	1,500	19,750
AI Holdings Corp.	4,300	14,248
Aica Kogyo Company, Ltd.	5,400	55,695
Aichi Bank, Ltd.	1,300	104,583
Aichi Machine Industry Company, Ltd.	7,000	21,550
Aichi Steel Corp.	10,000	43,963
Aichi Tokei Denki Company, Ltd.	6,000	16,438

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Aida Engineering, Ltd.	7,500	$19,928
Aiphone Company, Ltd.	1,900	32,564
Aisan Industry Company, Ltd.	3,200	27,889
Akebono Brake Industry Company, Ltd. (I)	5,100	29,885
Akita Bank, Ltd.	21,000	85,715
Aloka Company, Ltd.	1,800	12,782
Alpen Company, Ltd.	1,700	28,506
Alpha Corp.	1,000	6,342
Alpha Systems, Inc.	600	12,474
Alpine Electronics, Inc. (I)	4,115	41,164
Alps Electric Company, Ltd. (I)	17,000	96,413
Alps Logistics Company, Ltd.	2,000	19,599
Amano Corp.	5,900	49,935
Ando Corp.	10,000	11,690
Anest Iwata Corp.	6,000	17,502
Anritsu Corp. (I)	10,297	35,970
AOC Holdings, Inc.	3,400	19,899
AOKI Holdings, Inc.	3,200	32,360
Aomori Bank, Ltd.	16,000	38,036
Aoyama Trading Company, Ltd.	6,300	82,512
Arakawa Chemical Industries, Ltd.	1,700	20,901
Arcs Company, Ltd.	3,200	45,585
Arealink Company, Ltd. (I)	70	3,620
Ariake Japan Company, Ltd.	2,100	34,465
Arisawa Manufacturing Company, Ltd.	3,200	15,003
Aronkasei Company, Ltd.	4,000	16,003
Art Corp.	1,300	20,704
As One Corp.	1,500	28,577
Asahi Diamond Industrial Company, Ltd.	7,000	47,603
Asahi Holdings, Inc.	2,200	36,908
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	18,336
Asahi Tec Corp. (I)	45,000	11,395
ASATSU-DK, Inc.	4,800	93,465
ASKA Pharmaceutical Company, Ltd.	3,000	21,424
ASKUL Corp.	2,200	40,743
Asunaro Aoki Construction Company, Ltd.	4,000	20,926
Atom Corp. (I)(L)	12,300	31,540
Atsugi Company, Ltd.	22,000	26,877
Autobacs Seven Company, Ltd.	4,500	135,075
Avex Group Holdings, Inc.	5,000	43,144
Awa Bank, Ltd.	24,000	129,491
Azel Corp. (I)	17,000	0
Bando Chemical Industries, Ltd.	9,000	24,174
Bank of Iwate, Ltd.	1,600	98,900
Bank of Nagoya, Ltd.	18,000	70,364
Bank of Okinawa, Ltd.	1,988	78,364
Bank of Saga, Ltd.	17,000	54,341
Bank of the Ryukyus, Ltd.	3,700	46,947
Best Denki Company, Ltd.	6,500	23,398
BIC Camera, Inc.	98	35,020
BML, Inc.	1,500	48,602
Bookoff Corp.	2,100	26,715
Bunka Shutter Company, Ltd.	6,000	19,163
CAC Corp.	2,100	15,220
Calsonic Kansei Corp. (I)	17,000	39,547
Canon Electronics, Inc.	1,800	37,936
Canon Finetech, Inc.	1,800	21,100
Capcom Company, Ltd.	6,700	107,336

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Catena Corp.	4,600	$9,899
Cawachi, Ltd.	2,200	42,501
Central Glass Company, Ltd.	18,432	68,481
Century Tokyo Leasing Corp.	5,700	58,653
Chiba Kogyo Bank, Ltd. (I)	3,500	27,241
Chiyoda Company, Ltd.	3,000	36,082
Chofu Seisakusho Company, Ltd.	2,300	49,376
Chori Company, Ltd.	23,000	24,068
Chubu Shiryo Company, Ltd.	3,000	25,841
Chudenko Corp.	3,100	43,913
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,594
Chugai Mining Company, Ltd. (I)	34,900	16,157
Chugai Ro Company, Ltd.	8,000	20,249
Chugoku Marine Paints, Ltd.	6,000	44,407
Chukyo Bank, Ltd.	12,000	35,044
Chuo Denki Kogyo Company, Ltd.	2,000	14,244
Chuo Gyorui Company, Ltd.	3,000	6,092
Circle K Sunkus Company, Ltd.	4,400	57,996
CKD Corp.	5,700	35,731
CMK Corp. (I)	4,000	23,010
Coca-Cola Central Japan Company, Ltd.	2,100	28,287
Cocokara fine Holdings, Inc.	1,430	29,745
Colowide Co., Ltd.	4,500	28,814
Columbia Music Entertainment, Inc. (I)(L)	29,000	10,061
Commuture Corp.	2,000	13,261
Computer Engineering & Consulting, Ltd.	1,500	8,049
Corona Corp.	900	11,856
Cosel Company, Ltd.	3,100	34,322
CSK Corp. (I)(L)	9,100	36,276
Cybozu, Inc.	45	16,463
D.G. Roland Corp.	1,400	16,540
Dai Nippon Toryo Company, Ltd. (I)	12,000	11,969
Dai-Dan Company, Ltd.	5,000	25,886
Daidoh, Ltd.	2,500	17,157
Daiei, Inc. (I)(L)	5,900	20,697
Daifuku Company, Ltd.	8,500	49,977
Daihen Corp.	10,000	31,263
Daiho Corp. (I)	10,000	6,715
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	12,000	27,249
Daiichi Jitsugyo Company, Ltd.	6,000	15,382
Daiki Aluminium Industry Company, Ltd.
(I)	5,000	10,530
Daiko Clearing Services Corp.	3,000	14,530
Daikoku Denki Company, Ltd.	1,600	31,078
Daikyo, Inc. (I)(L)	19,144	40,332
Daimei Telecom Engineering Corp.	4,000	30,315
Dainichi Company, Ltd.	2,100	13,320
Dainippon Ink & Chemicals, Inc.	62,000	98,586
Dainippon Screen Manufacturing
Company, Ltd. (I)	29,000	102,137
Daio Paper Corp.	8,000	66,018
Daisan Bank, Ltd. (I)	18,000	47,081
Daiseki Company, Ltd.	2,900	65,039
Daiso Company, Ltd.	8,000	18,868
Daisyo Corp.	1,100	15,323
Daiwa Industries, Ltd.	5,000	23,901
Daiwabo Holdings Company, Ltd.	13,000	29,078
DCM Japan Holdings Company, Ltd.	9,520	59,222
Denki Kogyo Company, Ltd.	7,000	29,983

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Denyo Company, Ltd.	3,100	$23,492
Descente, Ltd.	5,000	26,331
Doshisha Company, Ltd.	1,000	22,558
Doutor Nichires Holdings Company, Ltd.	3,293	47,271
Dr Ci:Labo Company, Ltd.	20	41,027
DTS Corp.	2,700	23,743
Duskin Company, Ltd.	7,700	143,602
Dwango Company, Ltd. (L)	14	25,805
Dydo Drinco, Inc.	1,300	42,776
E-Access, Ltd.	136	95,718
Earth Chemical Company, Ltd.	1,500	49,982
EDION Corp. (L)	8,400	68,467
Ehime Bank, Ltd.	15,253	43,604
Eighteenth Bank, Ltd.	19,000	49,193
Eiken Chemical Company, Ltd.	1,600	15,169
Eizo Nanao Corp.	1,600	37,636
Enplas Corp.	1,800	33,215
Espec Corp.	2,400	11,805
Exedy Corp.	3,100	57,798
F&A Aqua Holdings, Inc.	2,900	33,314
Falco Biosystems, Ltd.	1,500	14,197
Fancl Corp.	2,700	54,268
FCC Company, Ltd.	3,100	51,650
FDK Corp. (I)	21,000	28,480
Foster Electric Company, Ltd.	2,100	54,631
FP Corp.	1,200	61,679
France Bed Holdings Company, Ltd.	14,000	21,284
Fudo Tetra Corp. (I)	13,700	8,043
Fuji Company, Ltd.	1,600	33,644
Fuji Corp., Ltd.	2,600	10,250
Fuji Kosan Company, Ltd. (I)	11,000	8,006
Fuji Kyuko Company, Ltd.	8,000	43,263
Fuji Oil Company, Ltd.	6,000	100,900
Fuji Seal International, Inc.	2,400	53,834
Fuji Software ABC, Inc.	2,200	38,086
Fujibo Holdings, Inc.	9,000	13,887
Fujicco Company, Ltd.	3,000	36,182
Fujikura Kasei Company, Ltd.	3,400	16,037
Fujita Kanko, Inc.	8,000	34,070
Fujitec Company, Ltd.	8,000	44,495
Fujitsu Frontech, Ltd.	2,000	14,900
Fujitsu General, Ltd.	7,000	20,769
Fujiya Company, Ltd. (I)	16,000	24,637
Fukui Bank, Ltd.	34,188	114,104
Fukushima Bank, Ltd. (I)	23,000	14,030
Fumakilla, Ltd.	3,000	14,875
Funai Consulting Company, Ltd.	3,100	18,644
Furukawa Battery Company, Ltd.	1,231	9,248
Furukawa Company, Ltd.	26,000	28,976
Fuso Pharmaceutical Industries, Ltd.	8,000	24,674
Futaba Corp.	3,557	58,049
Futaba Industrial Company, Ltd. (I)	5,600	34,940
Fuyo General Lease Company, Ltd.	1,700	38,249
Gakken Company, Ltd.	6,000	15,889
Gecoss Corp.	4,000	16,200
Geo Corp.	33	36,726
GLOBERIDE, Inc.	10,000	11,763
GMO Internet, Inc.	5,300	22,684
Godo Steel, Ltd.	12,000	26,219

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Goldcrest Company, Ltd.	1,810	$49,411
Green Hospital Supply, Inc.	21	12,820
GSI Creos Corp. (I)	11,000	11,461
Gulliver International Company, Ltd.	480	32,816
Gun-Ei Chemical Industry Company, Ltd.	6,000	14,373
Gunze, Ltd.	17,000	62,064
H20 Retailing Corp.	14,000	83,223
Hakuto Company, Ltd.	1,500	12,480
Hakuyosha Company, Ltd.	5,000	16,683
Hanwa Company, Ltd.	20,000	65,286
Harashin Narus Holdings Company, Ltd.	2,000	24,303
Haruyama Trading Company, Ltd.	2,700	10,216
Hayashikane Sangyo Company, Ltd. (I)	4,000	5,048
Hazama Corp.	10,600	9,776
Heiwa Corp.	3,500	36,252
Heiwa Real Estate Company, Ltd.	14,500	45,001
Heiwado Company, Ltd.	3,200	39,092
Hibiya Engineering, Ltd.	3,500	32,479
Higashi-Nippon Bank, Ltd.	17,000	32,919
Hikari Tsushin, Inc.	2,900	49,628
HIS Company, Ltd.	2,100	41,168
Hitachi Cable, Ltd.	17,000	42,179
Hitachi Koki Company, Ltd.	4,800	50,767
Hitachi Kokusai Electric, Inc.	5,000	35,082
Hitachi Medical Corp.	2,000	17,146
Hitachi Tool Engineering, Ltd.	2,500	23,935
Hitachi Zosen Corp. (I)	76,500	106,258
Hogy Medical Company, Ltd.	1,200	64,768
Hokkan Holdings, Ltd.	7,000	17,139
Hokuetsu Bank, Ltd.	22,000	35,040
Hokuetsu Paper Mills, Ltd.	12,000	60,424
Hokuriku Electric Industry Company, Ltd.	7,000	11,342
Hokuto Corp.	1,900	41,329
Horiba, Ltd.	3,192	71,417
Hosiden Corp.	5,700	60,852
Howa Machinery, Ltd. (I)	20,000	10,651
I Metal Technology Company, Ltd. (I)	4,000	6,188
IBJ Leasing Company, Ltd.	1,600	29,104
Ichikoh Industries, Ltd. (I)	6,000	9,122
Ichiyoshi Securities Company, Ltd.	4,500	30,925
ICOM, Inc.	1,000	21,102
IDEC Corp.	2,900	17,990
Iida Home Maxiida Home Max	2,800	43,959
Iino Kaiun Kaisha, Ltd.	8,100	36,580
Imperial Hotel, Ltd. (L)	2,200	40,438
Inaba Denki Sangyo Company, Ltd.	1,500	36,303
Inaba Seisakusho Company, Ltd.	1,900	19,433
Inageya Company, Ltd.	5,000	54,578
Ines Corp.	3,700	31,227
Inui Steamship Company, Ltd.	2,300	17,044
Invoice, Inc. (I)	1,133	17,159
Ise Chemical Corp.	3,000	15,177
Iseki & Company, Ltd. (I)(L)	17,000	50,715
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	24,409
Ishii Hyoki Company, Ltd.	1,000	13,581
Itochu Enex Company, Ltd.	6,800	30,616
Itochu-Shokuhin Company, Ltd.	600	20,715
Itoham Foods, Inc.	14,000	52,474
Iwasaki Electric Company, Ltd. (I)	6,000	9,378

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Iwatani International Corp.	17,000	$48,679
Izumiya Company, Ltd.	7,773	33,195
J-Oil Mills, Inc.	8,000	25,823
Jalux, Inc.	1,500	15,165
Jamco Corp.	3,000	16,219
Japan Airport Terminal Company, Ltd.	3,000	38,485
Japan Aviation Electronics Industry, Ltd.	6,000	42,230
Japan Cash Machine Company, Ltd.	1,800	16,508
Japan Digital Laboratory Company, Ltd.	2,400	27,046
Japan Pulp & Paper Company, Ltd.	10,000	35,423
Japan Radio Company, Ltd.	13,000	21,513
Japan Transcity Corp., Ltd.	8,000	23,243
Japan Vilene Company, Ltd.	3,000	14,515
Japan Wool Textile Company, Ltd.	6,000	35,161
Jastec Company, Ltd.	2,100	11,591
Jeol, Ltd.	8,000	30,655
JFE Shoji Holdings, Inc.	12,000	39,744
JK Holdings Company, Ltd.	3,600	15,790
Joban Kosan Company, Ltd.	8,000	13,215
Joshin Denki Company, Ltd. (L)	5,000	38,924
Juki Corp. (I)	19,000	17,220
Juroku Bank, Ltd.	34,000	133,213
JVC KENWOOD Holdings, Ltd. (I)	64,281	26,052
kabu.com Securities Company, Ltd.	41	39,605
Kabuki-Za Co., Ltd.	1,000	45,884
Kadokawa Holdings, Inc.	1,800	48,525
Kaga Electronics Company, Ltd.	2,700	25,936
Kagawa Bank, Ltd.	7,000	21,909
Kakaku.com, Inc.	18	65,806
Kaken Pharmaceutical Company, Ltd.	7,000	61,479
Kameda Seika Company, Ltd.	1,900	35,715
Kamei Corp.	3,000	13,435
Kanaden Corp.	4,000	19,826
Kanagawa Chuo Kotsu Company, Ltd.	6,000	36,685
Kanamoto Company, Ltd.	3,000	11,074
Kandenko Company, Ltd.	1,000	6,774
Kanematsu Corp. (I)	37,000	28,252
Kanematsu Electronics, Ltd.	2,300	20,713
Kanto Auto Works, Ltd.	3,400	28,140
Kanto Denka Kogyo Company, Ltd.	5,000	33,437
Kanto Natural Gas Development, Ltd.	4,000	21,620
Kanto Tsukuba Bank, Ltd. (I)	5,800	19,764
Kasumi Company, Ltd.	5,100	25,790
Katakura Industries Company, Ltd.	3,100	28,996
Kato Sangyo Company, Ltd.	1,800	35,661
Kato Works Company, Ltd.	5,000	7,598
Kawai Musical Instruments Manufacturing
Company, Ltd.	11,000	12,415
Kawasumi Laboratories, Inc.	2,000	13,192
Kayaba Industry Company, Ltd. (I)	16,000	42,135
Keihin Company, Ltd. (I)	10,000	11,816
Keihin Corp.	4,100	57,640
Keiyo Company, Ltd. (L)	4,600	23,050
Kenedix, Inc. (I)	99	29,096
Kentucky Fried Chicken Japan, Ltd.	1,000	18,059
KEY Coffee, Inc.	2,000	36,779
Kimura Chemical Plants Company, Ltd.	1,900	17,870
Kinki Nippon Tourist Company, Ltd. (I)	12,000	10,113

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Kinki Sharyo Company, Ltd.	3,000	$22,745
Kintetsu World Express, Inc.	2,000	53,131
Kisoji Company, Ltd.	1,800	41,547
Kissei Pharmaceutical Company, Ltd.	3,000	66,634
Kita-Nippon Bank, Ltd.	900	24,897
Kitagawa Iron Works Company, Ltd.	12,000	11,113
Kitano Construction Corp.	8,000	20,724
Kitz Corp.	9,000	42,388
Kiyo Holdings, Inc.	71,395	91,607
Koa Corp.	4,200	29,854
Koatsu Gas Kogyo Company, Ltd.	3,000	17,970
Kohnan Shoji Company, Ltd.	3,300	40,037
Koike Sanso Kogyo Company, Ltd.	5,000	13,429
Kokuyo Company, Ltd.	8,973	78,298
Komatsu Wall Industry Company, Ltd.	1,200	13,916
Komori Corp.	6,224	66,216
Konaka Company, Ltd.	4,600	13,418
Kondotec, Inc.	1,600	9,908
Konishi Company, Ltd.	2,600	25,255
Kosaido Company, Ltd. (I)	2,300	5,200
Kosei Securities Company, Ltd.	10,000	11,003
Kumagai Gumi Company, Ltd. (I)	18,000	11,047
Kumiai Chemical Industry Company, Ltd.	4,000	11,086
Kura Corp.	10	33,042
Kurabo Industries, Ltd.	18,000	27,713
Kureha Corp.	13,000	63,512
Kuroda Electric Company, Ltd.	3,600	49,360
Kyoden Company, Ltd.	7,000	7,276
Kyodo Printing Company, Ltd.	9,000	24,686
Kyoei Steel, Ltd.	1,700	32,031
Kyoei Tanker Company, Ltd.	5,000	10,406
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	12,407
Kyokuyo Company, Ltd.	11,000	21,944
Kyorin Company, Ltd.	5,000	77,978
Kyoritsu Maintenance Company, Ltd.	1,500	23,798
Kyoto Kimono Yuzen Company, Ltd.	1,500	14,980
Kyowa Exeo Corp.	8,000	68,851
Kyowa Leather Cloth Company, Ltd.	200	731
Kyudenko Corp.	5,000	29,738
Life Corp.	4,600	85,921
Livedoor Auto Company, Ltd. (I)	29,500	11,925
Macnica, Inc.	1,200	19,014
Maeda Corp.	13,000	33,702
Maeda Road Construction Company, Ltd.	7,000	55,233
Maezawa Kasei Industries Company, Ltd.	2,000	21,015
Maezawa Kyuso Industries Company, Ltd.	1,600	24,958
Makino Milling Machine Company, Ltd.
(I)	11,575	40,256
Mandom Corp.	1,670	44,841
Mars Engineering Corp.	1,500	38,303
Marubun Corp.	2,200	13,373
Marudai Food Company, Ltd.	13,000	43,868
Maruei Department Store Company, Ltd.	7,000	8,335
Maruetsu, Inc.	7,000	33,037
Maruha Group, Inc.	39,815	58,068
Marusan Securities Company, Ltd.	6,861	40,778
Maruwa Company, Ltd.	800	18,625

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Maruyama Manufacturing Company, Inc.
(I)	7,000	$10,942
Maruzen Showa Unyu Company, Ltd.	7,000	24,304
Maspro Denkoh Corp.	1,900	16,216
Matsuda Sangyo Company, Ltd.	2,020	35,079
Matsuya Company, Ltd. (I)	3,300	26,468
Max Company, Ltd.	5,000	48,981
Maxvalu Tokai Company, Ltd.	2,000	23,096
MEC Company, Ltd.	2,400	15,674
Megachips Corp.	1,900	27,272
MEGMILK SNOW BRAND Company,
Ltd. (I)	3,900	69,707
Meidensha Corp. (L)	17,086	74,742
Meiji Shipping Company, Ltd.	3,900	17,604
Meitec Corp.	2,700	39,155
Meito Sangyo Company, Ltd.	900	12,808
Meiwa Estate Company, Ltd. (I)	3,300	16,355
Michinoku Bank, Ltd.	16,000	31,389
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	33,139
Mikuni Corp.	1,000	1,208
Milbon Company, Ltd.	1,000	24,127
Mimasu Semiconductor Industry
Company, Ltd.	2,100	25,692
Minato Bank, Ltd. (I)	24,000	28,254
Ministop Company, Ltd.	1,900	24,561
Mitani Corp.	2,500	13,873
Mito Securities Company, Ltd. (I)	6,000	11,927
Mitsubishi Kakoki Kaisha, Ltd.	7,000	16,018
Mitsubishi Paper Mills, Ltd.	29,387	35,377
Mitsubishi Pencil Company, Ltd.	2,300	28,436
Mitsubishi Steel Manufacturing Company,
Ltd. (I)	20,000	32,652
Mitsuboshi Belting Company, Ltd.	9,000	35,102
Mitsui High-Tec, Inc. (I)	3,200	29,812
Mitsui Knowledge Industry Company, Ltd.	104	18,342
Mitsui Mining Company, Ltd.	27,500	31,239
Mitsui Sugar Company, Ltd.	10,000	34,536
Mitsui-Soko Company, Ltd.	11,000	38,738
Mitsumura Printing Company, Ltd.	4,000	13,009
Mitsuuroko Company, Ltd.	4,000	28,526
Miura Company, Ltd.	2,900	76,725
Miyazaki Bank, Ltd.	21,000	74,687
Miyoshi Oil & Fat Company, Ltd.	7,000	10,647
Mizuho Investors Securities Company, Ltd.
(I)	47,000	45,180
Mizuno Corp.	10,000	47,696
Mochida Pharmaceutical Company, Ltd.	7,000	67,308
Modec, Inc.	1,500	28,736
Monex Group, Inc.	113	41,550
Mori Seiki Company, Ltd.	7,900	72,488
Morinaga & Company, Ltd. (L)	25,000	56,596
Morinaga Milk Industry Company, Ltd.	18,000	82,132
Morita Corp.	3,000	13,528
MOS Food Services, Inc.	2,500	41,902
Moshi Moshi Hotline, Inc.	2,150	40,256
Mr. Max Corp.	3,200	15,437
Musashi Seimitsu Industry Company, Ltd.	700	14,422

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Musashino Bank, Ltd.	4,900	$130,169
Mutoh Holdings Company, Ltd. (I)	8,000	12,626
Nachi-Fujikoshi Corp. (I)	21,000	41,780
Nagano Bank, Ltd.	2,000	4,336
Nagatanien Company, Ltd.	2,000	19,992
Nakamuraya Company, Ltd.	6,000	32,558
Nakayama Steel Works, Ltd.	11,000	13,749
NEC Electronics Corp. (I)	4,400	27,357
NEC Fielding, Ltd.	1,900	25,474
NEC Leasing, Ltd.	2,000	27,619
NEC Mobiling, Ltd.	1,200	33,754
NEC Networks & System Integration Corp.	1,800	22,301
Net One Systems Company, Ltd.	50	59,583
Netmarks, Inc. (I)	29	5,040
Neturen Company, Ltd.	4,500	27,503
New Tachikawa Aircraft Company, Ltd.	700	42,118
Nice Corp. (I)	4,000	8,698
Nichia Steel Works, Ltd.	4,000	11,551
Nichias Corp. (I)	12,000	42,658
Nichicon Corp.	6,273	55,771
Nichiha Corp. (I)	3,100	16,326
Nichii Gakkan Company, Ltd.	4,700	42,943
Nichimo Corp. (I)	29,000	335
NICHIREI Corp.	27,000	100,810
Nichireki Company, Ltd.	1,000	3,746
Nidec Copal Corp.	1,800	25,821
Nidec Sankyo Corp.	4,000	30,191
Nidec Servo Corp.	4,000	18,850
Nidec Tosok Corp.	1,500	13,907
Nifco, Inc.	4,404	78,640
Nihon Chouzai Company, Ltd.	540	11,003
Nihon Dempa Kogyo Company, Ltd.	2,000	31,610
Nihon Eslead Corp.	2,000	15,242
Nihon Kohden Corp.	3,500	61,566
Nihon Matai Company, Ltd. (I)	12,000	14,160
Nihon Nohyaku Company, Ltd.	3,000	16,456
Nihon Parkerizing Company, Ltd.	5,000	58,090
Nihon Unisys, Ltd.	5,900	45,828
Nihon Yamamura Glass Company, Ltd.	13,000	43,341
Nikkiso Company, Ltd. (L)	5,000	25,582
Nikko Company, Ltd.	5,000	13,458
Nippo Corp.	6,000	44,168
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	38,053
Nippon Carbon Company, Ltd.	13,000	37,124
Nippon Ceramic Company, Ltd.	2,500	32,458
Nippon Chemi-Con Corp. (I)	12,271	35,214
Nippon Chemical Industrial Company, Ltd.
(L)	8,000	16,075
Nippon Chemiphar Company, Ltd.	5,000	13,985
Nippon Denko Company, Ltd.	8,000	46,995
Nippon Densetsu Kogyo Company, Ltd.	5,000	38,882
Nippon Denwa Shisetsu Company, Ltd.	6,000	17,772
Nippon Felt Company, Ltd.	2,700	11,847
Nippon Filcon Company, Ltd.	3,100	17,523
Nippon Flour Mills Company, Ltd.	14,000	75,823
Nippon Gas Company, Ltd.	4,800	85,206

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Kanzai Company, Ltd.	800	$14,292
Nippon Kasei Chemical Company, Ltd.	9,000	18,071
Nippon Koei Company, Ltd.	9,000	31,274
Nippon Konpo Unyu Soko Company, Ltd.	7,000	74,395
Nippon Light Metal Company, Ltd. (I)	48,000	41,142
Nippon Metal Industry Company, Ltd. (L)	16,000	24,645
Nippon Parking Development Company,
Ltd.	293	14,211
Nippon Piston Ring Company, Ltd. (I)	13,000	12,795
Nippon Road Company, Ltd.	8,000	16,191
Nippon Seiki Company, Ltd.	4,000	34,026
Nippon Sharyo, Ltd.	11,000	60,860
Nippon Shinyaku Company, Ltd.	5,000	58,996
Nippon Signal Company, Ltd.	4,600	38,941
Nippon Soda Company, Ltd.	15,000	50,674
Nippon Suisan Kaisha, Ltd.	25,265	71,804
Nippon Synthetic Chemical Industry
Company, Ltd.	4,000	27,659
Nippon System Development Company,
Ltd.	4,115	44,251
Nippon Thompson Company, Ltd.	7,000	33,424
Nippon Valqua Industries, Ltd.	11,000	19,050
Nippon Yakin Kogyo Company, Ltd.	9,500	37,503
Nippon Yusoki Company, Ltd.	5,000	10,244
Nipro Corp.	5,000	106,090
Nishimatsu Construction Company, Ltd.	30,000	37,145
Nishimatsuya Chain Company, Ltd.	5,400	49,498
Nissan Shatai Company, Ltd.	7,277	61,255
Nissei Corp.	3,000	21,073
Nissen Holdings Company, Ltd.	4,600	14,198
Nisshin Fudosan Company, Ltd.	3,000	12,926
Nisshin Oillio Group, Ltd.	11,000	57,536
Nissin Corp.	11,000	27,859
Nissin Electric Company, Ltd.	4,000	20,051
Nissin Kogyo Company, Ltd.	3,500	51,947
Nissui Pharmaceutical Company, Ltd.	2,600	19,193
Nitta Corp.	3,100	42,674
Nittan Valve Company, Ltd.	4,000	10,308
Nittetsu Mining Company, Ltd.	7,000	30,527
Nitto Boseki Company, Ltd.	25,229	41,479
Nitto Kogyo Corp.	3,600	36,643
Nitto Kohki Company, Ltd.	1,700	37,807
Nitto Seiko Company, Ltd.	4,000	9,721
NOF Corp.	16,000	64,494
Nohmi Bosai, Ltd.	2,000	11,720
Noritake Company, Ltd.	10,000	25,930
Noritsu Koki Company, Ltd.	2,000	13,806
Noritz Corp.	2,100	25,409
NS Solutions Corp.	1,900	32,633
OBIC Business Consultants, Ltd.	650	28,798
Ogaki Kyoritsu Bank, Ltd.	26,000	86,274
Oiles Corp.	2,727	36,565
Oita Bank, Ltd.	12,000	49,247
Okabe Company, Ltd.	4,800	16,642
Okamoto Industries, Inc.	7,000	28,355
Okamura Corp.	6,000	27,044
Okasan Holdings, Inc.	19,000	95,788

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Oki Electric Industry Company, Ltd. (I)	74,000	$61,703
Okinawa Electric Power Company, Inc.	2,300	140,413
OKK Corp. (I)	10,000	7,282
Okuma Holdings, Inc.	15,382	67,085
Okumura Corp.	25,000	86,146
Okura Industrial Company, Ltd. (I)	8,000	23,148
Okuwa Company, Ltd.	3,000	28,791
OMC Card, Inc. (I)	14,955	28,093
ONO Sokki Company, Ltd.	4,000	19,204
Onoken Co., Ltd.	1,400	10,013
Onward Kashiyama Company, Ltd.	14,000	88,286
Organo Corp.	3,000	19,768
Oriental Yeast Company, Ltd.	4,000	20,707
Osaka Steel Company, Ltd.	1,900	32,589
Osaki Electric Company, Ltd.	3,000	24,952
OSG Corp. (L)	7,700	70,293
Oyo Corp.	2,400	20,774
Pacific Golf Group International Holdings
KK	68	47,154
PanaHome Corp.	8,000	52,930
Paramount Bed Company, Ltd.	1,600	35,309
Parco Company, Ltd.	7,200	63,251
Paris Miki, Inc.	2,800	22,537
Pasona Group, Inc.	31	24,640
Penta-Ocean Construction Company, Ltd.
(I)	23,000	22,816
PIA Corp. (I)	1,300	17,988
Pigeon Corp.	1,631	70,673
Pilot Corp.	22	26,017
Pioneer Electronic Corp. (I)(L)	19,200	51,118
Plenus Company, Ltd.	2,800	37,743
Prima Meat Packers, Ltd.	14,000	14,744
Pronexus, Inc.	3,500	21,186
PS Mitsubishi Construction Co., Ltd. (I)	4,200	14,185
Raito Kogyo Company, Ltd.	7,600	15,750
Rasa Industries, Ltd. (I)	10,000	9,120
Resorttrust, Inc.	2,700	31,735
Rhythm Watch Company, Ltd. (I)	14,000	18,446
Ricoh Leasing Company, Ltd.	2,000	41,533
Right On Company, Ltd.	1,800	14,141
Riken Corp.	11,000	32,645
Riken Keiki Company, Ltd.	2,500	16,957
Riken Technos Corp.	8,000	19,170
Riken Vitamin Company, Ltd.	2,000	49,163
Ringer Hut Company, Ltd.	1,700	22,816
Risa Partners, Inc.	34	23,715
Rock Field Company, Ltd.	1,000	13,415
Roland Corp.	2,500	23,147
Round One Corp.	4,500	26,478
Royal Holdings Company, Ltd.	3,300	37,267
Ryobi, Ltd. (I)	13,000	26,336
Ryoden Trading Company, Ltd.	4,000	19,775
Ryohin Keikaku Company, Ltd.	2,900	118,564
Ryosan Company, Ltd.	3,329	80,943
Ryoshoku, Ltd.	1,000	29,285
Ryoyo Electro Corp.	3,200	25,320
Sagami Chain Company, Ltd. (I)	2,000	18,292

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Saibu Gas Company, Ltd.	27,000	$79,346
Saizeriya Company, Ltd.	2,800	47,282
Sakai Chemical Industry Company, Ltd.	9,000	37,236
Sakata Seed Corp.	3,000	47,602
Sala Corp.	4,500	28,707
San-A Company, Ltd.	1,100	42,388
San-Ai Oil Company, Ltd.	6,000	23,765
Sanden Corp. (I)	11,000	23,874
Sankei Building Company, Ltd.	3,300	24,333
Sanken Electric Company, Ltd.	11,437	31,336
Sanki Engineering Company, Ltd.	5,000	36,335
Sankyo Seiko Company, Ltd.	7,700	20,844
Sankyo-Tateyama Holdings, Inc. (I)	32,000	35,564
Sanoh Industrial Company, Ltd.	4,600	27,589
Sanrio Company, Ltd.	3,600	29,226
Sanshin Electronics Company, Ltd.	3,600	26,131
Sanwa Shutter Corp.	22,124	57,443
Sanyo Chemical Industries, Ltd.	6,000	32,613
Sanyo Shokai, Ltd.	10,000	32,241
Sanyo Special Steel Company, Ltd.	11,648	46,409
Sapporo Hokuyo Holdings, Inc.	32,300	120,399
Sasebo Heavy Industries Company, Ltd.	13,000	29,589
Sato Corp.	3,000	31,895
Satori Electric Company, Ltd.	2,400	14,015
Sawai Pharmaceutical Company, Ltd.	1,300	74,292
Seibu Electric Industry Company, Ltd.	3,000	11,890
Seikagaku Corp.	2,600	29,054
Seiko Corp.	8,000	14,973
Seiren Company, Ltd.	7,000	46,761
Sekisui Jushi Corp.	4,000	33,713
Sekisui Plastics Company, Ltd.	5,000	23,023
Senko Company, Ltd.	9,000	32,645
Senshu Electric Company, Ltd.	1,500	14,882
Senshukai Company, Ltd.	4,500	28,313
Shibaura Mechatronics Corp. (I)	5,000	15,829
Shibusawa Warehouse Company, Ltd.	6,000	17,346
Shibuya Kogyo Company, Ltd.	3,300	31,143
Shikibo, Ltd.	11,000	18,232
Shikoku Bank, Ltd.	29,000	98,517
Shikoku Chemicals Corp.	5,000	31,571
Shima Seiki Manufacturing, Ltd.	2,900	55,264
Shimachu Company, Ltd.	5,100	109,627
Shimizu Bank, Ltd.	1,100	47,470
Shin Nippon Air Technologies Company,
Ltd.	3,100	20,658
Shin-Etsu Polymer Company, Ltd.	5,300	32,093
Shin-Keisei Electric Railway Company,
Ltd.	4,000	15,997
Shin-Kobe Electric Machinery Company,
Ltd.	2,000	20,586
Shindengen Electric Manufacturing
Company, Ltd. (I)	7,000	17,834
Shinkawa, Ltd.	1,700	23,570
Shinko Electric Company, Ltd.	14,000	29,443
Shinko Plantech Company, Ltd.	4,800	48,732
Shinko Shoji Company, Ltd.	2,700	20,342
Shinmaywa Industries, Ltd.	9,000	27,756

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Shinnihon Corp.	8,000	$13,132
Shinsho Corp.	7,000	11,500
Shinwa Kaiun Kaisha, Ltd. (I)	11,000	30,199
Shizuki Electric Company, Inc.	3,000	10,902
Shizuoka Gas Company, Ltd.	6,000	41,859
SHO-BOND Holdings Company, Ltd.	1,700	31,419
Shobunsha Publications, Inc.	2,400	15,256
Shochiku Company, Ltd.	8,000	74,763
Shoko Company, Ltd.	11,000	13,164
Showa Aircraft Industry Company, Ltd.	3,000	18,524
Showa Corp.	4,900	23,440
Showa Sangyo Company, Ltd.	11,000	37,677
Sinanen Company, Ltd.	5,000	22,044
Sintokogio, Ltd.	4,400	30,356
SMK Corp.	6,000	32,209
So-net M3, Inc.	12	39,740
Sogo Medical Company, Ltd.	900	22,705
Sohgo Security Services Company, Ltd.	5,500	62,814
Sorun Corp.	2,900	26,355
Space Company, Ltd.	2,700	19,474
SSP Company, Ltd.	5,000	28,768
ST Chemical Company, Ltd.	1,100	13,106
St. Marc Holdings Company, Ltd.	1,100	34,494
Star Micronics Company, Ltd.	3,700	26,450
Starzen Company, Ltd.	9,000	23,874
Stella Chemifa Corp.	900	45,819
Sugi Pharmacy Company, Ltd.	3,200	70,773
Sumida Corp.	2,600	16,995
Sumiseki Holdings, Inc. (I)	9,800	10,439
Sumisho Computer Systems Corp.	2,100	30,547
Sumitomo Bakelite Company, Ltd.	19,000	85,727
Sumitomo Densetsu Company, Ltd.	4,300	21,982
Sumitomo Light Metal Industries, Ltd. (I)	35,000	28,367
Sumitomo Mitsui Company, Ltd. (I)	31,300	26,085
Sumitomo Osaka Cement Company, Ltd.	44,000	65,766
Sumitomo Pipe & Tube Company, Ltd.	4,100	21,255
Sumitomo Precision Products Company,
Ltd.	4,000	11,213
Sumitomo Real Estate Sales Company,
Ltd.	890	36,386
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,141
Sumitomo Titanium Corp.	2,000	48,179
Sumitomo Warehouse Company, Ltd.	14,952	66,873
SWCC Showa Holdings Company, Ltd. (I)	34,000	27,521
SxL Corp. (I)	10,000	4,233
SystemPro Company, Ltd.	27	12,964
T. Hasegawa Company, Ltd.	1,900	27,073
Tachi-S Company, Ltd.	3,100	26,038
Tachibana Eletech Company, Ltd.	1,700	10,985
Tadano, Ltd.	11,000	48,941
Taihei Dengyo Kaisha, Ltd.	4,000	39,415
Taiheiyo Kaiun Company, Ltd. (I)	13,000	10,076
Taiho Kogyo Company, Ltd.	2,900	17,695
Taikisha, Ltd.	3,900	56,635
Taiyo Ink Manufacturing Company, Ltd.	1,300	34,218
Taiyo Yuden Company, Ltd.	13,000	131,971
Takamatsu Corp.	1,900	27,685

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Takano Company, Ltd.	2,000	$11,024
Takaoka Electric Manufacturing Company,
Ltd.	8,000	21,650
Takara Standard Company, Ltd.	11,000	60,701
Takasago International Corp.	8,000	39,620
Takasago Thermal Engineering Company,
Ltd.	7,000	59,947
Takiron Company, Ltd.	7,000	19,291
Takisawa Machine Tool Company, Ltd.	3,000	1,824
Takuma Company, Ltd. (I)	10,000	25,123
Tamura Corp. (I)	7,000	18,316
Tatsuta Electric Wire & Cable Company,
Ltd.	8,000	19,438
Teac Corp. (I)	35,000	11,749
TECMO KOEI HOLDINGS Company,
Ltd. (I)	3,200	26,246
Teikoku Electric Manufacturing Company,
Ltd.	700	13,508
Teikoku Piston Ring Company, Ltd.	2,700	10,527
Teikoku Tsushin Kogyo Company, Ltd.	6,000	13,122
Tekken Corp. (I)	14,000	12,923
Telepark Corp.	16	29,251
Tenma Corp.	2,100	23,347
The Hokkoku Bank, Ltd.	33,000	133,066
The Hyakugo Bank, Ltd.	28,000	138,493
The Pack Corp.	1,500	23,418
Tigers Polymer Corp.	2,000	7,446
TKC Corp.	1,800	35,908
TOA Corp.	22,000	23,809
TOA Oil Company, Ltd.	14,000	16,203
Toagosei Company, Ltd.	21,000	77,892
Tobishima Corp. (I)	48,000	11,103
Tobu Store Company, Ltd.	8,000	25,461
TOC Company, Ltd.	9,300	35,631
Tocalo Company, Ltd.	1,300	18,989
Tochigi Bank, Ltd.	12,000	56,844
Toda Corp.	33,000	98,734
Toda Kogyo Corp.	5,000	41,599
Todentsu Corp.	6,000	11,667
Toei Company, Ltd.	6,000	31,047
Toenec Corp.	4,000	23,380
Toho Bank, Ltd.	20,000	67,947
Toho Company, Ltd.	6,000	23,557
Toho Titanium Company, Ltd.	3,000	35,962
Toho Zinc Company, Ltd.	12,000	55,537
Tohoku Bank, Ltd.	9,000	13,987
Tohto Suisan Company, Ltd.	5,000	7,757
Tokai Carbon Company, Ltd.	20,000	89,467
Tokai Corp.	4,000	20,519
Tokai Rubber Industries, Ltd.	3,900	40,859
Tokai Tokyo Securities Company, Ltd. (L)	22,966	80,794
Toko, Inc. (I)	10,000	10,598
Tokushima Bank, Ltd.	7,000	22,536
Tokushu Tokai Holdings Company, Ltd.	11,000	28,158
Tokyo Dome Corp.	17,000	49,859
Tokyo Energy & Systems, Inc.	3,000	20,582
Tokyo Kikai Seisakusho, Ltd.	10,000	10,653

The accompanying notes are an integral part of the financial statements
124

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Ohka Kogyo Company, Ltd.	4,500	$78,265
Tokyo Rakutenchi Company, Ltd.	6,000	25,479
Tokyo Rope Manufacturing Company, Ltd.	12,000	29,001
Tokyo Seimitsu Company, Ltd. (I)	4,100	44,899
Tokyo Style Company, Ltd.	6,000	47,787
Tokyo Tomin Bank, Ltd.	3,100	42,551
Tokyotokeiba Company, Ltd.	18,000	26,618
Tokyu Community Corp.	1,300	30,317
Tokyu Construction Company, Ltd. (I)	8,480	22,723
Tokyu Livable, Inc.	2,200	19,647
Tokyu Recreation Company, Ltd.	4,000	26,163
Toli Corp.	7,000	12,127
Tomato Bank, Ltd.	10,000	22,071
Tomoe Corp.	4,400	8,979
Tomoku Company, Ltd.	11,000	25,484
Tomy Company, Ltd.	6,100	52,232
Topcon Corp. (L)	8,200	44,849
Topre Corp.	5,000	41,738
Topy Industries, Ltd.	17,000	28,335
Tori Holdings Company, Ltd. (I)	7,300	2,268
Torigoe Company, Ltd.	2,300	21,447
Torii Pharmaceutical Company, Ltd.	1,700	33,820
Torishima Pump Manufacturing Company,
Ltd.	2,300	45,667
Toshiba Machine Company, Ltd.	12,000	41,924
Toshiba Plant Systems & Services Corp.	4,000	51,589
Toshiba TEC Corp. (I)	13,000	45,606
Tosho Printing Company, Ltd.	3,000	4,693
Totetsu Kogyo Company, Ltd.	4,000	22,165
Tottori Bank, Ltd.	11,000	32,904
Towa Bank, Ltd. (I)	28,000	19,041
Towa Pharmaceutical Company, Ltd.	900	44,830
Toyo Construction Company, Ltd.	33,000	15,571
Toyo Corp.	3,100	26,411
Toyo Electric Manufacturing Company,
Ltd.	4,000	29,551
Toyo Engineering Corp.	12,000	36,599
Toyo Ink Manufacturing Company, Ltd.	18,000	65,636
Toyo Kanetsu KK	16,000	32,964
Toyo Kohan Company, Ltd.	5,000	23,488
Toyo Securities Company, Ltd. (I)	7,000	12,526
Toyo Tanso Company, Ltd.	1,100	50,830
Toyo Tire & Rubber Company, Ltd. (I)	22,000	34,359
Toyobo Company, Ltd.	70,064	106,265
Trusco Nakayama Corp.	2,300	33,385
TS Tech Company, Ltd.	4,800	87,152
Tsubakimoto Chain Company, Ltd.	13,000	49,809
Tsuruha Holdings, Inc.	1,600	62,648
Tsurumi Manufacturing Company, Ltd.	3,000	22,562
Tsutsumi Jewelry Company, Ltd.	900	18,826
Ube Material Industries, Ltd.	9,000	20,321
ULVAC, Inc. (L)	3,300	71,951
Unicharm Petcare Corp.	1,600	58,135
Uniden Corp. (I)	7,000	13,212
Unimat Life Corp.	2,100	22,061
Union Tool Company, Ltd.	1,000	26,449
Unitika, Ltd. (I)	42,000	30,634

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Utoc Corp.	4,300	$10,219
Valor Company, Ltd.	4,700	37,023
Venture Link Company, Ltd. (I)	9,800	1,690
VITAL KSK HOLDINGS, Inc. (I)	2,900	18,410
Wacom Company, Ltd.	38	80,226
Wakachiku Construction Company, Ltd. (I)	17,000	8,522
Warabeya Nichiyo Company, Ltd.	1,500	18,312
Watabe Wedding Corp.	800	9,199
Watami Company, Ltd.	2,000	39,606
Weathernews, Inc.	800	9,031
Wood One Company, Ltd.	2,000	4,376
Xebio Company, Ltd.	2,400	49,042
Yahagi Construction Company, Ltd.	4,000	28,430
Yaizu Suisankagaku Industry Company,
Ltd.	1,700	21,795
Yamagata Bank, Ltd.	16,000	79,184
Yamanashi Chuo Bank, Ltd.	16,255	71,988
Yamatane Corp.	13,000	17,011
Yamazen Corp.	7,500	23,272
Yaoko Company, Ltd.	600	19,609
Yasuda Warehouse Company, Ltd.	2,600	17,931
Yellow Hat, Ltd.	2,000	16,760
Yodogawa Steel Works, Ltd.	13,825	54,334
Yokogawa Bridge Corp.	3,000	26,193
Yokohama Reito Company, Ltd.	4,000	27,691
Yokowo Company, Ltd.	2,800	15,972
Yomeishu Seizo Company, Ltd.	3,000	28,975
Yonekyu Corp.	3,000	28,196
Yorozu Corp.	1,600	20,652
Yoshinoya D&C Company, Ltd.	45	52,847
Yuasa Funashoku Company, Ltd.	4,000	9,889
Yuasa Trading Company, Ltd.	24,000	19,126
Yurtec Corp.	5,000	28,980
Yusen Air & Sea Service Company, Ltd.	1,500	21,347
Yushin Precision Equipment Company,
Ltd.	1,400	19,713
Yushiro Chemical Industry Company, Ltd.	1,100	14,425
Zenrin Company, Ltd.	2,900	35,304
Zensho Company, Ltd. (L)	6,100	43,662
Zeon Corp.	17,000	69,286
Zeria Pharmaceutical Company, Ltd.	3,000	29,437
Zuken, Inc.	2,300	16,462

		28,276,417
Korea - 0.00%
Pantech & Curitel Communications, Inc.
(I)	882	0
Pantech Company, Ltd. (I)	1,112	0

		—
Liechtenstein - 0.04%
Verwaltungs & Privat Bank AG	465	44,773
Luxembourg - 0.09%
Elcoteq SE (I)	353	599
Orco Property Group SA (I)	1,119	11,940
Regus PLC	62,639	88,984

		101,523

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Monaco - 0.06%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	$67,328
Netherlands - 2.08%
Aalberts Industries NV	10,885	142,213
Accell Group NV	740	32,129
Arcadis NV	4,659	108,225
ASM International NV (I)(L)	4,290	97,754
BE Semiconductor Industries NV (I)	9,412	37,210
Beter Bed Holding NV	1,715	41,315
Brunel International NV	2,644	82,181
Crown Van Gelder NV	152	1,896
Crucell NV (I)	5,477	118,438
Crucell NV, ADR (I)	1,501	32,377
Draka Holding NV (I)	2,745	48,072
Exact Holdings NV	1,691	45,326
Fornix Biosciences NV	1,231	12,765
Grontmij NV	1,690	42,142
Imtech NV	5,892	152,087
KAS Bank NV	1,372	28,876
Kendrion NV	951	13,318
Koninklijke BAM Groep NV	14,313	156,871
Koninklijke Ten Cate NV	2,968	76,657
Macintosh Retail Group NV	3,082	65,370
Nederlandsche Apparatenfabriek NEDAP
NV	441	11,788
Nutreco Holding NV	3,754	194,085
Oce NV (I)	9,198	119,229
OPG Groep NV	4,639	75,719
Ordina NV (I)	4,821	35,504
SBM Offshore NV	11,013	209,029
Sligro Food Group NV	2,701	86,710
Smit Internationale NV	1,219	110,014
Telegraaf Media Groep NV	2,614	38,863
TKH Group NV	3,140	54,528
Unit 4 Agresso NV (I)	2,949	76,791
USG People NV (I)	6,455	115,116
Wavin NV	9,164	22,603

		2,485,201
New Zealand - 0.73%
Air New Zealand, Ltd.	32,827	28,358
Ebos Group, Ltd. (I)	3,159	13,016
Fisher & Paykel Appliances Holdings, Ltd.
(I)	50,069	20,790
Fisher & Paykel Healthcare Corp.	47,719	108,617
Freightways, Ltd.	13,503	30,649
Hallenstein Glasson Holdings, Ltd.	6,230	14,041
Infratil, Ltd.	37,345	43,611
Mainfreight, Ltd.	7,607	29,903
New Zealand Exchange, Ltd. (I)	2,076	11,667
New Zealand Oil & Gas, Ltd.	41,661	48,871
New Zealand Refining Company, Ltd.	20,149	64,985
Nuplex Industries, Ltd.	21,229	37,847
PGG Wrightson, Ltd. (I)	23,527	9,429
Port of Tauranga, Ltd.	9,578	48,101
Pumpkin Patch, Ltd.	30,500	40,794
Ryman Healthcare, Ltd.	24,206	34,498

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
New Zealand (continued)
Sanford, Ltd.	6,681	$23,494
Sky City Entertainment Group, Ltd.	56,475	138,311
Sky Network Television, Ltd.	14,967	49,713
Steel & Tube Holdings, Ltd.	7,400	14,365
Tower, Ltd.	16,257	22,466
Vector, Ltd.	30,611	43,789

		877,315
Norway - 1.43%
Acta Holding ASA (I)	30,000	22,483
Aktiv Kapital ASA (I)	3,800	29,619
Austevoll Seafood ASA (I)	8,143	47,656
Birdstep Technology ASA (I)	6,000	2,540
Blom ASA (I)	7,600	15,985
BW Offshore, Ltd. (I)	48,000	75,035
Camillo Eitzen & Co. ASA (I)	5,800	12,255
Cermaq ASA (I)	5,800	59,311
Copeinca ASA (I)(L)	9,400	74,057
Det Norske Oljeselskapb ASA (I)	67,720	59,264
DOF ASA (I)	5,500	36,366
EDB Business Partner ASA (I)	4,000	16,583
Eitzen Chemical ASA (I)	8,000	2,156
Ekornes ASA	2,900	60,468
Electromagnetic GeoServices ASA (I)	2,600	2,380
Eltek ASA (I)	14,600	7,500
Ementor ASA	10,153	76,769
Farstad Shipping ASA	4,400	99,792
Ganger Rolf ASA	1,427	36,478
Kongsberg Gruppen ASA	1,400	16,782
Kverneland Gruppen ASA (I)	1,000	699
Nordic Semiconductor ASA	3,500	26,153
Norse Energy Corp. ASA (I)	40,000	25,622
Norske Skogindustrier ASA (I)	18,500	28,741
Norwegian Air Shuttle ASA (I)	2,792	65,126
Odfjell ASA	6,307	60,577
ODIM ASA	3,100	14,818
PhotoCure ASA	1,408	12,140
Q-Free ASA (I)	7,500	25,770
Scana Industrier ASA	15,396	21,878
Sevan Marine ASA (I)	36,322	55,210
Solstad Offshore ASA	3,000	57,650
Songa Offshore SE (I)	10,500	53,405
Sparebanken Midt-Norge ASA	10,452	97,217
TGS Nopec Geophysical Company ASA
(I)	8,785	144,465
Tomra Systems ASA	17,056	85,871
Veidekke ASA	8,800	82,263
Wilhelm Wilhelmsen ASA	4,200	92,545

		1,703,629
Peru - 0.05%
Hochschild Mining PLC	10,925	55,577
Portugal - 0.62%
Altri SGPS SA (I)	9,087	51,507
Banco BPI SA	32,406	108,224
Finibanco Holding SGPS SA (I)	7,634	17,917
Impresa (I)	13,622	34,745

The accompanying notes are an integral part of the financial statements
126

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Portugal (continued)
Investimentos Participacoes e Gestao SA
(I)	31,635	$29,590
Mota Engil	9,080	52,238
Novabase SGPS SA (I)	2,054	13,880
Pararede SGPS SA (I)	10,834	13,707
Portucel - Empresa Produtora de Pasta e
Papel SA	23,084	65,618
Redes Energeticas Nacionais SA	6,644	29,501
Semapa-Sociedade de Investimento &
Gestao	5,339	59,463
Sonae	42,153	57,025
Sonae Industria (I)	4,886	18,721
Sonaecom (I)	9,179	24,601
Teixeira Duarte-Engenharia & Construcoes
SA (I)	37,298	58,349
Zon Multimedia SA (L)	17,213	110,349

		745,435
Singapore - 1.26%
Allgreen Properties, Ltd.	60,000	49,595
Asia Food & Properties, Ltd. (I)	172,000	67,355
Bonvests Holdings, Ltd.	36,400	23,673
Bukit Sembawang Estates, Ltd.	13,000	44,736
Cerebos Pacific, Ltd.	12,000	32,528
CH Offshore, Ltd.	50,000	23,564
China Merchants Holdings Pacific, Ltd.	41,000	18,123
Chip Eng Seng Corp., Ltd.	63,000	14,552
Chuan Hup Holdings, Ltd. (I)	78,000	18,739
Creative Technology, Ltd.	7,050	29,542
CSE Global, Ltd.	54,000	29,719
CWT, Ltd.	31,000	15,263
Ezra Holdings, Ltd. (I)	36,000	54,013
Food Empire Holdings, Ltd.	43,800	10,751
Furama, Ltd. (I)	12,000	11,191
Goodpack, Ltd.	25,000	20,151
Guocoland, Ltd.	27,300	36,672
Ho Bee Investment, Ltd.	33,000	34,705
Hong Fok Corp., Ltd. (I)	39,800	17,604
Hong Leong Asia, Ltd.	16,000	33,559
Hotel Plaza, Ltd.	30,000	31,437
Hotel Properties, Ltd.	20,100	29,452
Hwa Hong Corp., Ltd.	55,000	16,690
Hyflux, Ltd.	19,000	41,973
Jaya Holdings, Ltd.	57,000	18,365
Jurong Technologies Industrial Corp., Ltd.
(I)	83,200	1,503
Keppel Telecommunications &
Transportation, Ltd.	15,000	14,655
Kim Eng Holdings, Ltd.	17,795	25,726
KS Energy Services, Ltd.	22,000	17,944
Manhattan Resources, Ltd. (I)	34,000	12,581
MediaRing, Ltd. (I)	79,000	11,745
Metro Holdings, Ltd.	38,000	19,666
MFS Technology, Ltd.	56,000	9,412
Midas Holdings, Ltd.	58,000	36,140
MobileOne, Ltd.	26,000	32,488
NatSteel, Ltd.	29,000	26,446
Orchard Parade Holdings, Ltd. (I)	18,000	11,996

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Singapore (continued)
Osim International, Ltd. (I)	44,000	$13,554
Petra Foods, Ltd.	46,000	36,561
Raffles Education Corp., Ltd.	117,086	35,850
Rotary Engineering, Ltd.	37,000	27,370
SBS Transit, Ltd.	20,500	25,187
SC Global Developments, Ltd. (I)	26,000	27,876
Sim Lian Group, Ltd.	42,000	12,746
Singapore Land, Ltd.	13,321	61,398
Singapore Post, Ltd.	98,000	69,091
Singapore Reinsurance Corp., Ltd.	47,000	9,478
Tat Hong Holdings, Ltd.	28,000	19,316
United Engineers, Ltd.	19,000	22,821
UOB-Kay Hian Holdings, Ltd.	23,000	23,878
WBL Corp., Ltd.	14,000	48,544
Wheelock Properties, Ltd.	29,000	36,677
Wing Tai Holdings, Ltd.	53,300	62,935
Yongnam Holdings, Ltd.	118,000	20,525

		1,498,061
South Africa - 0.05%
Great Basin Gold, Ltd. (I)(L)	41,400	62,763
Spain - 2.24%
Abengoa SA (I)	3,951	115,214
Adolfo Dominguez SA	1,580	25,773
Amper SA	2,602	25,515
Antena 3 de Television SA (L)	8,128	71,420
Avanzit SA (I)	25,467	28,036
Azkoyen SA (I)	2,428	11,261
Banco Guipuzcoano SA	12,997	109,634
Banco Pastor SA	14,006	103,048
Baron de Ley SA (I)	517	27,242
Bolsas y Mercados Espanoles	2,758	97,675
Campofrio Alimentacion SA (I)	2,513	26,387
Cementos Portland Valderrivas SA	1,318	46,473
Construcciones & Auxiliar de Ferrocarriles
SA	224	117,304
Corporacion Dermoestetica SA (I)	898	4,130
Duro Felguera SA	3,275	33,552
Ebro Puleva SA	7,709	155,928
Elecnor SA	5,244	92,975
Ercros SA (I)	14,570	29,608
FAES FARMA SA	20,129	114,291
General de Alquiler de Maquinaria (I)	4,331	37,213
Gestevision Telecinco SA	2,864	32,108
Grupo Catalana Occidente SA	4,279	94,504
Grupo Empresarial Ence SA (I)	9,197	36,486
Iberpapel Gestion SA	1,271	21,034
La Seda de Barcelona SA (I)	148,568	75,848
Miquel y Costas SA	1,078	24,640
Natraceutical SA (I)	22,388	17,040
NH Hoteles SA (I)	13,111	70,293
Obrascon Huarte Lain SA	3,611	99,563
Papeles y Cartones de Europa SA	5,226	26,494
Pescanova SA	658	22,197
Prim SA	1,511	15,686
Promotora de Informaciones SA (I)(L)	17,908	82,641
Prosegur Cia de Seguridad SA	1,837	84,233

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Spain (continued)
Service Point Solutions SA (I)	25,764	$39,046
Sociedad Nacional Inds.	11,792	22,977
Sol Melia SA (L)	6,841	57,319
SOS Cuetara SA (I)	4,481	12,563
Tavex Algodonera SA (I)	8,440	7,872
Tecnicas Reunidas SA	2,353	129,315
Tecnocom (I)	4,417	19,889
Tubacex SA	10,497	42,546
Tubos Reunidos SA	9,612	28,666
Urbas Proyectos Urbanisticos SA (I)	10,449	2,542
Vertice Trescientos Sesenta Grados (I)	1,265	679
Vidrala SA	2,207	61,876
Viscofan SA	4,919	125,875
Vocento SA (I)	6,333	34,190
Zeltia SA (I)	18,631	114,132

		2,674,933
Sweden - 2.86%
AarhusKarlshamn AB	2,915	68,014
Acando AB	7,431	14,557
Active Biotech AB (I)	4,550	42,494
AddTech AB	3,143	48,301
Angpanneforeningen AB	2,297	64,775
Axfood AB	2,704	82,742
Axis Communications AB	4,940	58,064
BE Group AB	5,044	28,275
Beijer Alma AB	2,125	27,302
Beijer Electronics AB	232	4,759
Bergman & Beving AB	3,668	50,667
Bilia AB (I)	4,374	41,912
Billerud Aktibolag AB (I)	9,544	65,465
BioGaia AB	2,335	28,378
Biovitrum AB (I)(L)	6,345	53,458
Cardo AB	2,290	71,944
Clas Ohlson AB	4,392	85,489
Cloetta AB (I)	6,455	27,881
Concordia Maritime AB	748	1,814
D. Carnegie & Company AB (I)	52,789	0
Elekta AB	9,359	214,054
Eniro AB (I)	4,936	23,198
Fagerhult AB	600	11,001
G & L Beijer AB	2,000	49,977
Gunnebo AB (I)	1,439	6,538
Hakon Invest AB	1,900	32,180
Haldex AB (I)(L)	6,575	47,411
HIQ International AB (I)	5,688	22,994
Hoganas AB	3,718	77,415
Holmen AB, Seires B	1,237	30,520
Industrial & Financial Systems AB	3,313	30,747
Indutrade AB	2,469	48,756
Intrum Justitia AB	7,011	88,556
JM AB (I)	11,499	192,824
KappAhl Holding AB (L)	6,786	58,477
Lagercrantz AB	4,000	15,662
Lindab International AB	7,888	84,506
Lundin Petroleum AB, Seires A (I)	6,021	50,391
Medivir AB (I)	2,195	24,154
Mekonomen AB	2,200	47,930

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Sweden (continued)
Micronic Laser Systems AB (I)	7,700	$14,437
Modern Times Group AB	1,313	58,731
Munters AB (I)	7,622	49,949
NCC AB	6,668	108,739
Net Insight AB (I)	50,000	33,938
New Wave Group AB	6,000	21,745
Nibe Industrier AB	9,287	94,949
Nobia AB (I)	24,089	160,273
Nolato AB	3,557	29,681
OEM International AB	8,427	52,065
ORC Software AB	1,800	35,656
PA Resources AB (I)	12,583	47,629
Peab AB	19,597	127,080
Proffice AB (I)	10,000	36,486
Q-Med AB (I)	7,472	47,908
Rezidor Hotel Group AB (I)	13,763	42,525
RNB Retail & Brands AB (I)	17,418	23,248
SAS AB (I)	94,725	59,632
Seco Tools AB	274	3,389
Sensys Traffic AB	50,268	16,755
Skanditek Industriforvaltning AB	6,061	17,043
SkiStar AB	2,852	57,925
Studsvik AB	1,200	11,653
Sweco AB	5,392	40,182
TradeDoubler AB (I)	3,879	31,847
Trelleborg AB (I)	24,787	170,154

		3,417,201
Switzerland - 4.68%
Advanced Digital Broadcast Holdings SA
(I)	310	16,004
AFG Arbonia-Forster Holding AG (I)	528	12,113
Allreal Holding AG	565	68,977
Also Holding AG (I)	779	32,606
Aryzta AG	7,363	278,863
Ascom Holding AG (I)	3,992	40,620
Bachem Holding AG	525	33,965
Bank Coop AG	2,190	154,828
Bank Sarasin & Compagnie AG	3,289	124,080
Banque Cantonale de Geneve	76	17,716
Banque Privee Edmond de Rothschild SA	1	25,412
Basilea Pharmaceutica AG (I)	1,026	78,701
Belimo Holding AG	57	58,447
Bell Holding AG	23	35,661
Berner Kantonalbank	430	97,796
Bobst Group AG (I)	1,425	49,429
Bossard Holding AG	748	42,838
Bucher Industries AG	639	66,353
Burckhardt Compression Holding AG	344	58,954
Card Guard AG (I)(L)	1,457	25,917
Centralschweizerische Kraftwerke AG	280	96,719
Charles Voegele Holding AG (I)	1,112	44,340
Clariant AG (I)	27,539	290,104
Conzzeta Holding AG	69	116,851
Daetwyler Holding AG	781	38,847
Dufry Group AG (I)	1,749	123,105
EFG International (L)	6,739	109,103
Emmi AG	563	67,838

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Switzerland (continued)
EMS-Chemie Holding AG (I)	909	$104,004
Energiedienst Holding AG	982	55,775
Flughafen Zuerich AG	403	112,177
Forbo Holding AG (I)	152	43,617
Galenica Holding AG	474	167,631
Georg Fischer AG (I)	478	124,846
Gurit Heberlein AG	40	21,924
Helvetia Patria Holding AG	449	137,425
Interroll Holding AG (I)	57	17,149
Kaba Holding AG	240	56,825
Kardex AG	444	14,380
Komax Holding AG	335	25,361
Kudelski SA	4,963	110,457
Kuoni Reisen Holding AG	264	85,963
LEM Holding SA	310	85,909
Luzerner Kantonalbank AG	283	76,006
Medisize Holding AG	524	27,328
Metall Zug AG	24	57,398
Meyer Burger Technology AG (I)	431	101,247
Mobilezone Holding AG	5,131	39,849
Mobimo Holding AG (I)	582	97,202
Orell Fuessli Holding AG	223	31,097
Panalpina Welttransport Holding AG	1,387	89,717
Phoenix Mecano AG	81	30,564
Precious Woods Holding AG (I)	327	12,174
PubliGroupe SA (I)	276	26,008
Rieter Holding AG (I)	353	82,927
Romande Energie Holding SA	43	80,494
Schaffner Holding AG (I)	90	14,326
Schulthess Group AG	805	45,517
Schweiter Technologies AG	117	62,908
Schweizerhall Holding AG	305	44,806
Schweizerische National-Versicherungs-
Gesellschaft AG (I)	1,491	42,280
Siegfried Holding AG	396	38,700
St. Galler Kantonalbank	253	115,935
Sulzer AG	2,497	200,124
Swissfirst AG	887	30,262
Swisslog Holding AG	60,097	51,472
Swissquote Group Holding SA	1,018	55,400
Tamedia AG	586	43,757
Tecan Group AG	1,142	78,393
Temenos Group AG (I)	6,535	160,469
Tornos SA (I)	2,185	15,203
Valora Holding AG	333	87,542
Vaudoise Assurances Holding SA	211	37,491
Vontobel Holding AG	2,623	81,653
VZ Holding AG	879	64,813
WMH Walter Meier AG	120	9,747
Ypsomed Holding AG (I)	908	57,837
Zehnder Group AG	36	45,574
Zuger Kantonalbank	20	86,234

		5,592,084
United Arab Emirates - 0.12%
Dragon Oil PLC (I)	21,351	140,377

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom - 16.88%
A.G. Barr PLC	3,920	$56,266
Aberdeen Asset Management PLC	72,476	167,884
AEA Technology PLC (I)	18,852	8,080
Aegis Group PLC	88,265	157,723
Aga Rangemaster Group PLC (I)	16,809	34,125
Alphameric PLC	33,484	19,117
Anglo Pacific Group PLC	13,955	48,926
Anglo-Eastern Plantations PLC	3,005	19,049
Anite PLC	32,668	18,764
Antisoma PLC	100,552	50,502
Ark Therapeutics Group PLC (I)	20,122	11,748
Arriva PLC (I)	21,983	165,888
Ashtead Group PLC	51,117	57,527
Assura Group, Ltd. (I)	39,777	20,856
Aveva Group PLC	6,703	107,340
Avis Europe PLC (I)	69,527	30,150
Axis-Shield PLC	9,883	65,616
Babcock International Group PLC	22,257	228,860
Balfour Beatty PLC	26,304	110,752
BBA Aviation PLC	47,385	121,375
Beazley PLC	59,045	95,105
Bellway PLC	12,567	149,820
Berkeley Group Holdings PLC (I)	9,481	136,242
Bespak PLC	7,040	40,177
Bloomsbury Publishing PLC	9,864	20,554
BlueBay Asset Management PLC	15,668	81,588
Bodycote PLC	20,949	54,222
Bovis Homes Group PLC	13,533	87,085
Braemar Seascope Group PLC	1,189	8,736
Brewin Dolphin Holdings PLC	20,522	54,277
Brit Insurance Holdings PLC	33,131	101,412
British Polythene Industries PLC	4,400	19,003
Britvic PLC	16,396	105,931
BSS Group PLC	13,812	58,211
BTG PLC	28,558	77,040
Care UK PLC	6,460	35,365
Carillion PLC	41,835	193,794
Carpetright PLC	6,037	89,082
Castings PLC	6,764	21,003
Centaur Media PLC	19,732	16,242
Charles Stanley Group PLC	5,789	25,749
Charles Taylor Consulting PLC	5,241	17,998
Charter International PLC	16,185	193,978
Chemring Group PLC (I)	3,525	157,542
Chesnara PLC	17,735	55,858
Chime Communications PLC	5,000	17,333
Chloride Group PLC	28,592	79,496
Chrysalis Group PLC (I)	7,473	13,411
Clarkson PLC	293	3,883
Clinton Cards PLC (I)	33,476	24,926
Close Brothers Group PLC	15,534	176,253
Collins Stewart PLC	27,764	34,511
Colt Telecom Group SA (I)	31,689	64,197
Communisis PLC (I)	19,820	5,768
Computacenter PLC	11,130	45,816
Connaught PLC	12,117	75,453
Cookson Group PLC (I)	5,913	37,885

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Corin Group PLC	4,201	$4,769
Costain Group PLC (I)	47,619	20,753
Cranswick PLC (I)	5,196	62,627
Creston PLC	10,587	14,799
Croda International PLC (I)	13,962	171,316
CSR PLC (I)	14,919	99,729
D.S. Smith PLC	37,951	69,730
Daily Mail & General Trust	23,847	163,011
Dairy Crest Group PLC	14,905	91,816
Dana Petroleum PLC (I)	9,638	194,562
Davis Service Group PLC	19,057	126,622
De La Rue PLC	10,312	161,813
Debenhams PLC (I)	125,507	169,053
Dechra Pharmaceuticals PLC	6,959	51,748
Delta PLC	15,616	35,406
Development Securities PLC	13,707	68,052
Devro PLC	15,211	30,863
Dicom Group PLC (I)	6,393	19,696
Dignity PLC	6,116	58,201
Dimension Data Holdings PLC	155,613	190,643
Diploma PLC	10,843	30,625
Dixons Group PLC	204,155	123,968
Domino Printing Sciences PLC	9,846	46,203
DTZ Holdings PLC	19,551	22,693
Dunelm Group PLC	6,499	42,454
easyJet PLC (I)	21,661	131,602
Electrocomponents PLC	43,870	119,777
Elementis PLC (I)	49,703	38,009
Euromoney Institutional Investor PLC	4,086	26,450
Evolution Group PLC	21,877	52,696
F&C Asset Management PLC	23,667	28,960
Fenner PLC	17,524	53,169
Filtrona PLC	20,887	59,292
Forth Ports PLC	4,084	72,238
Fortune Oil PLC	205,675	24,884
French Connection Group PLC (I)	23,030	13,390
Fuller Smith & Turner PLC	8,112	69,145
Future PLC (I)	44,714	13,586
Galiform PLC (I)	112,844	149,963
Galliford Try PLC	5,619	26,747
Game Group PLC	36,488	91,182
Genus PLC (I)	6,656	67,394
Go-Ahead Group PLC	3,980	79,780
Goldshield Group PLC	5,085	40,344
Greene King PLC	20,878	137,905
Greggs PLC	8,569	61,056
Halfords Group PLC	20,002	135,693
Halma PLC (I)	40,384	149,024
Hampson Industries PLC	26,754	29,047
Hardy Oil & Gas PLC (I)	7,986	28,740
Hardy Underwriting Bermuda, Ltd.	7,592	35,793
Hargreaves Lansdown PLC	21,220	94,145
Hays PLC	104,128	167,948
Headlam Group PLC	14,115	69,606
Helical Bar PLC	8,701	47,933
Helphire PLC	51,338	38,832
Henderson Group PLC	78,132	160,185

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Henry Boot PLC	14,125	$24,640
Heritage Oil, Ltd. (I)	19,736	140,825
Hikma Pharmaceuticals PLC	14,054	112,608
Hill & Smith Holdings PLC	14,323	84,284
HMV Group PLC	39,707	72,280
Hogg Robinson Group PLC	39,788	23,698
Holidaybreak PLC	3,875	15,482
Homeserve PLC	5,291	136,131
Hunting PLC	10,945	87,192
Huntsworth PLC	22,389	22,858
Hyder Consulting PLC	475	1,619
IG Group Holdings PLC	33,994	177,796
Imagination Technologies Group PLC	42,827	149,310
IMI PLC	31,009	252,223
Inchcape PLC (I)	24,252	11,098
Intec Telecom Systems PLC	40,144	67,838
Intermediate Capital Group PLC	9,643	43,113
International Personal Finance PLC	25,827	84,608
Interserve PLC	14,294	48,845
ITE Group PLC	42,551	87,412
J.D. Wetherspoon PLC	11,284	86,253
James Fisher & Sons PLC	4,903	33,285
Jardine Lloyd Thompson Group PLC	15,119	105,142
JKX Oil & Gas PLC	9,108	41,056
John Menzies PLC (I)	7,960	43,387
John Wood Group PLC	31,622	161,043
Johnston Press PLC	131,792	51,373
Keller Group PLC	6,780	71,046
Kesa Electricals PLC	50,341	126,403
Kier Group PLC	3,821	56,781
Kingston Communications PLC	123,424	85,312
Ladbrokes PLC	91,594	204,272
Laird Group PLC	25,818	47,394
Laura Ashley Holdings PLC	68,094	15,119
Lavendon Group Plc	8,258	1,359
Lavendon Group PLC	5,082	6,720
Liontrust Asset Management PLC (I)	5,127	8,350
Lookers PLC (I)	35,795	33,302
LSL Property Services PLC (I)	7,930	36,113
Luminar Group Holdings PLC (I)	13,431	15,027
Management Consulting Group PLC	73,960	21,652
Manganese Bronze Holdings PLC (I)	3,263	6,930
Marshalls PLC	29,028	46,651
Marston's PLC	30,387	41,636
McBride PLC (I)	17,330	59,555
Meggitt PLC (I)	80,341	317,772
Melrose PLC	54,023	161,344
Melrose Resources PLC	4,954	25,871
Michael Page International PLC	33,159	183,819
Micro Focus International PLC	19,599	132,323
Millennium & Copthorne Hotels PLC	17,014	97,539
Misys PLC	48,309	163,041
Mitie Group PLC (I)	31,719	116,702
Mondi PLC	39,532	215,918
Morgan Crucible Co. PLC	27,442	67,575
Morgan Sindall PLC	5,441	46,783
Morse PLC (I)	17,420	10,647

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Mothercare PLC (I)	7,645	$78,386
Mouchel Parkman PLC	10,894	31,628
MWB Group Holdings PLC (I)	15,166	11,403
N. Brown Group PLC	18,394	77,538
National Express Group PLC (I)(L)	14,547	40,372
Northern Foods PLC (I)	45,437	48,179
Northgate PLC	492	1,818
Northumbrian Water Group PLC	42,796	189,618
Novae Group PLC	7,830	34,284
Oxford Biomedica PLC (I)	90,000	18,159
Oxford Instruments PLC	5,102	17,496
Pace Micro Technology PLC (I)	21,795	74,641
Paypoint PLC	5,847	42,385
Pendragon PLC (I)	119,021	59,416
Persimmon PLC	25,959	177,787
Phoenix IT Group, Ltd.	9,852	44,243
Photo-Me International PLC	22,753	14,932
Premier Farnell PLC	36,962	93,579
Premier Foods PLC (I)	238,839	129,172
Premier Oil PLC (I)	9,685	171,792
Prostrakan Group PLC (I)	2,053	3,209
Provident Financial PLC	12,886	188,258
Psion PLC	11,459	16,942
Punch Taverns PLC (I)	25,348	33,024
PV Crystalox Solar PLC	29,561	30,776
PZ Cussons PLC	20,894	89,565
Qinetiq PLC	64,033	165,720
Quintain Estates & Development PLC	40,357	44,893
Rank Group PLC (I)	26,068	32,954
Rathbone Brothers PLC	4,369	61,384
REA Holdings PLC	2,127	16,214
Redrow PLC	15,513	34,674
Renishaw PLC	3,900	34,542
Rensburg Sheppards PLC	4,261	44,697
Restaurant Group PLC	19,119	57,972
Ricardo PlC (I)	9,643	39,787
Rightmove PLC	14,759	131,215
RM PLC	13,737	36,930
Robert Walters PLC	8,828	21,881
Robert Wiseman Dairies PLC	4,588	37,038
ROK PLC	31,236	25,150
Rotork PLC	8,459	154,322
Royalblue Group PLC	5,020	90,834
RPC Group PLC	10,280	37,245
RPS Group PLC (I)	23,867	79,380
Salamander Energy PLC (I)	12,056	54,077
Savills PLC	12,782	60,529
Scott Wilson Group PLC	138	254
SDL PLC	7,187	43,777
Senior PLC	55,744	55,309
Severfield Rowen PLC	8,148	24,504
Shanks Group PLC	16,481	23,020
Shore Capital Group PLC	82,607	54,359
SIG PLC	66,079	117,812
Smiths News PLC	49,558	85,585
Soco International PLC	4,686	99,467
Southern Cross Healthcare, Ltd. (I)	18,768	32,520

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spectris PLC	11,747	$129,018
Spirax-Sarco Engineering PLC	7,883	139,599
Spirent Communications PLC	34,260	55,329
Spirent Communications PLC, ADR	1,208	7,610
Sports Direct International PLC	28,725	46,666
SSL International PLC	19,617	240,257
St James's Place PLC	19,486	77,571
St. Ives Group PLC (I)	12,932	12,841
St. Modwen Properties PLC	12,563	44,026
Stagecoach Group PLC	58,607	139,236
Sthree PLC	11,092	44,903
Ted Baker PLC	5,384	41,200
Telecom Plus PLC (I)	5,142	24,346
Thorntons PLC	10,805	20,729
Tomkins PLC	21,690	245,748
Topps Tiles PLC (I)	25,009	37,282
Town Centre Securities PLC (I)	4,430	11,768
Travis Perkins PLC (I)	15,702	196,918
Tribal Group PLC	1,323	1,430
Trinity Mirror PLC	37,867	90,189
TT electronics PLC (I)	26,687	33,168
Tullett Prebon PLC	25,044	132,361
UK Coal PLC	20,780	23,153
UK Mail Group PLC	6,109	33,085
Ultra Electronics Holdings PLC (I)	6,954	142,571
Umeco PLC	6,440	31,164
United Business Media, Ltd.	25,338	182,530
UTV Media PLC	12,462	20,989
Vectura Group PLC (I)	35,006	42,765
Victrex PLC	7,743	101,418
Vislink PLC	22,958	8,969
Vitec Group PLC	3,750	23,492
VP PLC	664	1,806
VT Group PLC	18,117	161,152
W.S. Atkins PLC	10,171	100,466
Weir Group PLC	22,143	250,573
Wellstream Holdings PLC	8,321	72,731
WH Smith PLC	15,331	128,583
William Hill PLC	56,547	166,571
Wilmington Group PLC	8,311	19,331
Wincanton PLC	11,768	42,377
Wolfson Microelectronics PLC (I)	11,249	20,431
WSP Group PLC (I)	7,138	32,232
Xaar PLC (I)	17,577	26,604
Xchanging PLC	23,627	82,212
Yell Group PLC (I)	188,882	121,320
Yule Catto & Company PLC (I)	29,330	74,430

		20,149,313
United States - 0.33%
Coeur d'Alene Mines Corp.	3,660	82,743
Golden Star Resources, Ltd. (I)	32,118	122,033
International Royalty Corp.	12,600	54,918
pSivida Corp.	2,379	8,711
Storm Cat Energy Corp. (I)	2,400	11

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
SXC Health Solutions Corp. (I)	2,600	$130,862

		399,278

TOTAL COMMON STOCKS (Cost 144,298,862)		$119,606,229

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	20,000	29,858

TOTAL PREFERRED STOCKS (Cost 48,374)		$29,858

WARRANTS - 0.00%
Australia - 0.00%
UXC, Ltd. (Expiration Date 03/31/2010,
Strike Price AUD 0.45) (I)	5,594	1,446
Hong Kong - 0.00%
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike

Price HKD 6.00) (I)	9,300	137

TOTAL WARRANTS (Cost 518)		$1,583

RIGHTS - 0.13%
Australia - 0.00%
Alchemia, Ltd. (Expiration Date:
12/23/2009 )(I)	3,944	253
Perilya, Ltd. (Expiration Date: 12/14/2009
)(I)	7,615	697
St Barbara, Ltd. (Expiration Date:
12/04/2009 )(I)	42,312	2,907

		3,857
Austria - 0.00%
Uniqa Versicherung (Expiration Date:
12/11/2009 )(I)	4,818	0
Denmark - 0.00%
Sjaelso Gruppen (Expiration Date:
12/04/2009 )(I)	5,870	12
Finland - 0.01%
Hkscan Oyj (Expiration Date: 12/17/2009
)(I)	5,218	8,579
Kemira Oyj (Expiration Date: 12/18/2009
)(I)	6,037	8,657

		17,236
France - 0.00%
Cegedim SA (Expiration Date: 12/04/2009
)(I)	323	3,094
Hong Kong - 0.00%
USI Holdings, Ltd. (Expiration Date:
12/14/2009 )(I)	12,666	768
Italy - 0.01%
Piccolo Credito Valtellinese Scarlpiccolo
Credito Valt (Expiration Date:
12/29/2009 )(I)	22,405	6,412

International Small Company Fund (continued)

	Shares	Value

RIGHTS (continued)
New Zealand - 0.00%
PGG Wrightson, Ltd. (Expiration Date:
12/16/2009 )(I)	26,467	$2,104
Norway - 0.00%
Eitzen Chemical ASA (Expiration Date:
12/31/2009 )(I)	8,000	395
Singapore - 0.00%
Goodpack, Ltd. (Expiration Date:
11/23/2009 )(I)	5,000	1,012
Spain - 0.02%
Cementos Portland Valderrivas
Sacementos Portlandval (Expiration
Date: 12/12/2009 )(I)	1,318	2,711
Obrascon Huarte Lain Saobrascon Huarte
Lain (Expiration Date: 12/12/2009 )(I)	3,611	7,049
Service Point Solutions SA (Expiration
Date: 12/01/2009 )(I)	25,764	7,582

		17,342
Sweden - 0.03%
Gunnebo AB (Expiration Date: 12/16/2009
)(I)	2,878	6,275
Haldex AB (Expiration Date: 12/16/2009
)(I)	6,575	25,464

		31,739
United Kingdom - 0.06%
National Express Group PLC (Expiration
Date: 12/14/2009 )(I)	33,943	35,179
Quintain Estates & Development PLC
(Expiration Date: 12/09/2009 )(I)	121,071	34,855

		70,034

TOTAL RIGHTS (Cost 333,195)		$154,005

SHORT-TERM INVESTMENTS - 2.95%
Cash Equivalents - 2.95%
John Hancock Collateral Investment Trust,

0.2196% (W)(Y)	352,449	3,526,891

TOTAL SHORT-TERM INVESTMENTS (Cost 3,526,124)		$3,526,891

Total Investments (Cost 148,207,073) - 103.30%		$123,318,566

Other assets and liabilities, net - (3.30%)		(3,937,246)

TOTAL NET ASSETS - 100.00%		$119,381,320

The portfolio had the following five top industry concentrations as of November 30, 2009 (as a percentage of total net assets):

Industrials	25.29%
Consumer Discretionary	18.89%
Financials	13.02%
Materials	12.45%
Information Technology	9.32%

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Value Fund

	Shares	Value

COMMON STOCKS - 99.00%
Australia - 0.76%
Brambles, Ltd.	1,487,304	$9,004,627
Austria - 1.13%
Telekom Austria AG	768,510	13,369,116
Brazil - 0.58%
Empresa Brasileira de Aeronautica SA,
ADR (I)(L)	339,020	6,892,277
Canada - 1.56%
Biovail Corp.	606,300	8,703,283
Talisman Energy, Inc.	563,640	9,719,773

		18,423,056
China - 1.29%
China Telecom Corp., Ltd.	18,363,589	8,071,613
Shanghai Electric Group Company, Ltd.	15,149,555	7,109,351

		15,180,964
France - 12.21%
AXA Group SA (L)	935,767	22,476,043
Cap Gemini SA	200,190	9,302,791
Compagnie Generale des Etablissements
Michelin, Class B	62,070	4,738,985
France Telecom SA	1,397,501	36,387,539
GDF Suez (L)	174,710	7,301,101
Sanofi-Aventis SA	330,216	24,969,963
Total SA	375,252	23,249,330
Vivendi SA	539,650	15,631,214

		144,056,966
Germany - 10.41%
Bayerische Motoren Werke (BMW) AG	326,524	15,465,172
Celesio AG	162,540	4,294,874
Deutsche Post AG	857,881	16,081,970
E.ON AG	278,060	11,057,040
Merck KGaA	160,580	15,142,660
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	133,066	20,840,827
SAP AG	394,750	18,929,083
Siemens AG	199,739	19,618,665
Symrise AG	66,700	1,453,673

		122,883,964
Hong Kong - 1.30%
China Mobile, Ltd.	308,000	2,882,765
Hutchison Whampoa, Ltd.	1,836,620	12,419,709

		15,302,474
Israel - 1.38%
Check Point Software Technologies, Ltd.
(I)	516,550	16,317,815
Italy - 1.89%
Autogrill SpA (I)	1,143,515	14,225,395
UniCredit Italiano SpA (I)	2,356,358	8,128,625

		22,354,020
Japan - 6.36%
Mitsubishi UFJ Financial Group	1,716,800	9,463,599
Nintendo Company, Ltd.	74,794	18,305,575
Sony Corp.	429,514	11,446,561
Takeda Pharmaceutical Company, Ltd.	160,800	6,699,177

International Value Fund (continued)

COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	312,200	$12,288,982
USS Company, Ltd.	271,530	16,799,508

		75,003,402
Netherlands - 4.80%
ING Groep NV (I)	1,759,422	16,599,659
Koninklijke (Royal) Philips
Electronics NV	537,666	14,824,567
Randstad Holdings NV (I)(L)	308,470	13,553,309
Reed Elsevier NV	997,669	11,620,089

		56,597,624
Norway - 6.35%
Aker Kvaerner ASA	979,950	12,200,112
Statoil Hydor ASA	1,028,570	25,360,395
Telenor ASA (I)	2,741,271	37,362,640

		74,923,147
Russia - 0.59%
Gazprom OAO. SADR	308,000	6,997,760
Singapore - 3.08%
Flextronics International, Ltd. (I)	2,521,640	17,827,995
Singapore Telecommunications, Ltd.	8,715,000	18,481,713

		36,309,708
South Korea - 3.86%
KB Financial Group, Inc., ADR (I)(L)	314,328	15,829,558
Samsung Electronics Co., Ltd., GDR (S)	96,164	29,772,134

		45,601,692
Spain - 3.68%
Iberdrola SA	1,422,913	13,563,766
Telefonica SA	1,037,699	29,879,808

		43,443,574
Sweden - 1.96%
Ericsson (LM), Series B	1,652,914	16,009,264
Niscayah Group AB (L)	2,955,338	7,066,634

		23,075,898
Switzerland - 8.41%
Adecco SA	488,160	24,426,551
Lonza Group AG	45,350	3,533,246
Nestle SA	491,890	23,268,907
Novartis AG	282,470	15,684,583
Roche Holdings AG - Genusschein	55,770	9,127,625
Swiss Re	316,853	15,198,423
UBS AG - Swiss Exchange (I)	511,498	8,014,163

		99,253,498
Taiwan - 4.14%
Compal Electronics, Inc., GDR (S)	2,085,024	13,833,717
Lite-On Technology Corp.	6,392,264	8,569,660
Lite-On Technology Corp., GDR	444,199	5,949,513
Mega Financial Holding Company, Ltd.	1,274,772	717,281
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,392,576	19,726,412

		48,796,583
United Kingdom - 20.96%
Aviva PLC	2,301,950	14,149,911
BAE Systems PLC	1,587,960	8,592,253
BP PLC	2,686,052	25,526,314

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

International Value Fund (continued)

COMMON STOCKS (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC	1,840,516	16,097,186
G4S PLC	3,063,280	12,349,549
GlaxoSmithKline PLC	992,205	20,548,463
Hays PLC	4,707,766	7,593,155
HSBC Holdings PLC	522,050	6,122,064
Kingfisher PLC	5,527,810	21,667,554
Marks & Spencer Group PLC	1,044,400	6,657,021
Old Mutual PLC (I)	3,772,432	7,079,698
Pearson PLC	985,766	13,451,146
Premier Foods PLC (I)	8,745,586	4,729,887
Rentokil Initial PLC (I)	4,506,737	7,499,522
Rexam PLC	1,273,450	5,829,074
Royal Dutch Shell PLC, B Shares	731,283	21,025,181
Tesco PLC	921,040	6,428,925
The Sage Group PLC	1,019,570	3,580,634
Vodafone Group PLC	17,011,166	38,466,748

		247,394,285
United States - 2.30%
ACE, Ltd. (I)	405,496	19,751,710
PartnerRe, Ltd. (L)	95,760	7,377,350

		27,129,060

TOTAL COMMON STOCKS (Cost $1,213,174,144)		$1,168,311,510

RIGHTS - 0.37%
Netherlands - 0.37%
ING Groep NV (Expiration Date:

12/15/2009; Strike Price:EUR 4.24)(I)	1,759,422	4,359,072

TOTAL RIGHTS (Cost $10,970,071)		$4,359,072

SHORT-TERM INVESTMENTS - 3.73%
Cash Equivalents - 2.93%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	3,456,526	34,588,762
Commercial Paper - 0.80%
Paribas Corp.

0.130%, 12/01/2009	9,430,000	9,430,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$44,026,583)		$44,018,762

Total Investments (Cost $1,268,170,798) - 103.10%		$1,216,689,344

Other assets and liabilities, net - (3.10%)		(36,561,059)

TOTAL NET ASSETS - 100.00%		$1,180,128,285

The portfolio had the following five top industry concentrations as of November 30, 2009 (as a percentage of total net assets):

Telecommunication Services	15.68%
Information Technology	15.10%
Financials	14.57%
Industrials	14.15%
Consumer Discretionary	13.55%

Investment Quality Bond Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.60%
U.S. Treasury Bonds - 25.05%
4.500%, 08/15/2039	$1,000,000	$1,050,625
5.375%, 02/15/2031	1,000,000	1,177,344
7.250%, 08/15/2022	1,900,000	2,596,468
7.500%, 11/15/2016	5,450,000	7,107,568
7.875%, 02/15/2021	9,250,000	13,036,719
8.125%, 08/15/2019 to
08/15/2021 (F)	6,200,000	8,833,446
8.750%, 05/15/2017 to
08/15/2020	9,785,000	14,284,728

		48,086,898
U.S. Treasury Notes - 1.63%
3.125%, 08/31/2013	2,000,000	2,123,750
6.500%, 02/15/2010	1,000,000	1,013,203

		3,136,953
Federal Home Loan Mortgage Corp. - 1.49%
4.000%, 11/15/2019	135,265	140,530
5.000%, 03/01/2019 to
12/01/2034	2,552,098	2,696,226
6.500%, 04/01/2029 to
08/01/2034	20,641	22,459
7.500%, 06/01/2010 to
05/01/2028	4,828	5,313

		2,864,528
Federal National Mortgage Association - 3.27%
4.664%, 05/01/2013	169,029	179,932
4.860%, 01/01/2015	2,809,834	3,019,181
4.918%, 02/01/2013	255,109	270,609
5.000%, 03/01/2019 to
06/01/2019	1,015,226	1,087,537
5.500%, 08/01/2035 to
11/01/2035	968,554	1,034,076
5.629%, 12/01/2011	201,609	210,567
5.936%, 11/01/2011	107,598	112,473
6.047%, 05/01/2012	124,199	134,823
6.085%, 10/01/2011	133,776	139,956
6.095%, 03/01/2012	83,082	90,132
6.500%, 09/01/2031	80	88
7.000%, 06/01/2029	261	289

		6,279,663
Government National Mortgage Association - 0.12%
6.000%, 12/15/2013 to
04/15/2035	47,287	51,445
6.500%, 06/15/2028 to
08/15/2034	39,297	42,680
7.000%, 11/15/2031 to
11/15/2033	117,473	129,278
8.000%, 07/15/2030 to
10/15/2030	2,658	2,959

		226,362
U.S. Department of Housing & Urban Development -
0.04%
7.498%, 08/01/2011	77,000	77,453

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $55,836,286)			$60,671,857

FOREIGN GOVERNMENT OBLIGATIONS - 1.37%
Brazil - 1.17%
Federative Republic of Brazil
5.875%, 01/15/2019		$775,000	$849,400
7.125%, 01/20/2037		90,000	106,515
10.000%, 01/01/2017	BRL	2,500,000	1,280,590

			2,236,505
Qatar - 0.20%
Government of Qatar 4.000%,

01/20/2015 (S)		380,000	384,275

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,195,285)			$2,620,780

CORPORATE BONDS - 49.69%
Advertising - 0.01%
Catalina Marketing Corp.
10.500%, 10/01/2015 (S)		10,000	10,200
Aerospace & Defense - 0.07%
Goodrich Corp.
7.100%, 11/15/2027		115,000	123,512
L-3 Communications Corp.,
6.375%, 10/15/2015		10,000	9,838

			133,350
Agriculture - 1.48%
Alliance One International, Inc.,
10.000%, 07/15/2016 (S)		10,000	10,500
Altria Group, Inc.
9.250%, 08/06/2019		125,000	152,615
9.700%, 11/10/2018		395,000	488,737
10.200%, 02/06/2039		200,000	262,962
BAT International Finance PLC
9.500%, 11/15/2018 (S)		200,000	261,567
Cargill, Inc.
5.600%, 09/15/2012 (S)		635,000	688,036
Philip Morris International, Inc.,
5.650%, 05/16/2018		800,000	869,935
Reynolds American, Inc.,
7.250%, 06/01/2013		95,000	104,935

			2,839,287
Airlines - 0.32%
American Airlines Pass Through
Trust 2003-01
3.857%, 07/09/2010		16,055	15,537
Continental Airlines, Inc.
5.983%, 04/19/2022		30,000	28,500
6.648%, 09/15/2017		197,316	185,477
6.900%, 01/02/2018		103,865	99,710

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines (continued)
9.798%, 04/01/2021	$8,442	$7,006
Southwest Airlines Company, Series
07-1
6.150%, 08/01/2022	289,810	286,912

		623,142
Auto Manufacturers - 0.12%
DaimlerChrysler NA Holding Corp.
8.500%, 01/18/2031	175,000	216,519
Ford Motor Company
7.450%, 07/16/2031	20,000	17,025

		233,544
Auto Parts & Equipment - 0.01%
ArvinMeritor, Inc.
8.125%, 09/15/2015	10,000	9,100
Tenneco, Inc.
8.625%, 11/15/2014	5,000	4,900

		14,000
Banks - 7.30%
American Express Centurion Bank
6.000%, 09/13/2017	500,000	525,639
BAC Capital Trust XI
6.625%, 05/23/2036	15,000	12,449
BAC Capital Trust XIV
5.630%,	10,000	6,600
Bank of America Corp.
4.375%, 12/01/2010	436,000	449,959
5.420%, 03/15/2017	800,000	779,452
5.650%, 05/01/2018	125,000	125,978
5.750%, 12/01/2017	100,000	101,986
Barclays Bank PLC
8.550%, (S)	10,000	9,400
Capital One Financial Corp.,
7.375%, 05/23/2014	60,000	68,821
Citigroup, Inc.
4.875%, 05/07/2015	286,000	272,873
5.500%, 08/27/2012	900,000	951,953
6.500%, 08/19/2013	420,000	447,833
First Republic Bank of San
Francisco
7.750%, 09/15/2012	111,000	122,001
First Union National Bank
7.800%, 08/18/2010	350,000	366,128
HBOS PLC
6.000%, 11/01/2033 (S)	210,000	153,314
HSBC Bank USA NA
7.000%, 01/15/2039	250,000	289,953
HSBC Holdings PLC
0.484%, 10/06/2016 (P)	600,000	571,162
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	585,023
5.150%, 10/01/2015	200,000	210,933
6.000%, 01/15/2018	555,000	601,630

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group Cayman,
Ltd.
5.790%, 04/15/2014 (S)	$246,000	$262,619
Morgan Stanley
4.200%, 11/20/2014	215,000	215,994
5.550%, 04/27/2017	225,000	228,898
6.000%, 04/28/2015	350,000	380,287
6.250%, 08/28/2017	500,000	535,324
6.625%, 04/01/2018	675,000	732,317
6.750%, 04/15/2011	106,000	113,063
National Australia Bank, Ltd.
8.600%, 05/19/2010	23,000	23,887
NB Capital Trust IV, Gtd Cap
Security
8.250%, 04/15/2027	15,000	14,363
NBD Bancorp
8.250%, 11/01/2024	270,000	323,478
Republic New York Corp.
9.500%, 04/15/2014	135,000	159,223
Sanwa Bank, Ltd.
7.400%, 06/15/2011	300,000	326,120
Sovereign Bancorp, Inc.
4.800%, 09/01/2010	30,000	30,816
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	550,000	567,497
US Bancorp
7.500%, 06/01/2026	750,000	771,514
Wachovia Corp.
5.500%, 05/01/2013	570,000	617,401
5.750%, 06/15/2017	385,000	404,969
Wells Fargo & Company
4.950%, 10/16/2013	1,020,000	1,077,777
Westpac Banking Corp.
4.200%, 02/27/2015	550,000	569,146

		14,007,780
Beverages - 1.03%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	125,000	142,666
7.750%, 01/15/2019 (S)	400,000	479,720
Companhia de Bebidas das
Americas
8.750%, 09/15/2013	365,000	424,312
Constellation Brands, Inc.
7.250%, 09/01/2016	10,000	10,125
Dr Pepper Snapple Group, Inc.,
6.820%, 05/01/2018	440,000	509,469
Molson Coors Capital Financial
4.850%, 09/22/2010	117,000	120,762
PepsiCo, Inc., Sr Note
7.900%, 11/01/2018	235,000	298,569

		1,985,623
Biotechnology - 0.15%
Amgen, Inc.
6.400%, 02/01/2039	245,000	281,949

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
Talecris Biotherapeutics Holdings
Corp.
7.750%, 11/15/2016 (S)	$5,000	$5,025

		286,974
Chemicals - 0.63%
Agrium, Inc.
7.125%, 05/23/2036	225,000	244,154
Ashland, Inc.
9.125%, 06/01/2017 (S)	10,000	10,750
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	135,288
6.000%, 10/01/2015	200,000	212,474
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	10,000	9,600
IMC Global, Inc.
7.300%, 01/15/2028	3,000	3,172
Momentive Performance Materials,
Inc.
9.750%, 12/01/2014	10,000	9,550
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	575,000	584,486

		1,209,474
Coal - 0.06%
Arch Western Finance LLC
6.750%, 07/01/2013	6,000	5,970
Peabody Energy Corp.
7.375%, 11/01/2016	100,000	101,250

		107,220
Commercial Services - 0.39%
ARAMARK Services, Inc.
8.500%, 02/01/2015	15,000	15,037
Avis Budget Car Rental LLC
7.625%, 05/15/2014	15,000	13,800
Corrections Corp. of America
6.750%, 01/31/2014	100,000	99,750
Deluxe Corp.
7.375%, 06/01/2015	50,000	48,250
Erac USA Finance Company
8.000%, 01/15/2011 (S)	534,000	560,499
Lender Processing Services, Inc.
8.125%, 07/01/2016	5,000	5,275
Service Corp. International
7.625%, 10/01/2018	10,000	9,900

		752,511
Computers - 0.02%
Seagate Technology International
10.000%, 05/01/2014	5,000	5,463
Stream Global Services, Inc.,
11.250%, 10/01/2014 (S)	15,000	14,888
Unisys Corp.
12.750%, 10/15/2014 (S)	12,000	13,380

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers (continued)
14.250%, 09/15/2015 (S)	$7,000	$7,875

		41,606
Cosmetics & Personal Care - 0.18%
Procter & Gamble
9.360%, 01/01/2021	262,581	332,470
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	5,000	5,075

		337,545
Diversified Financial Services - 7.74%
AGFC Capital Trust I
6.000%, 01/15/2067 (P)(S)	170,000	64,600
American Express Credit Corp.,
5.125%, 08/25/2014	360,000	383,328
American General Finance Corp.
5.375%, 10/01/2012	154,000	126,390
Bear Stearns Companies, Inc.
5.350%, 02/01/2012	80,000	85,784
6.400%, 10/02/2017	105,000	115,774
6.950%, 08/10/2012	345,000	387,691
Capital One Capital IV
6.745%, 02/17/2037 (P)	125,000	98,125
Charles Schwab Corp.,
4.950%, 06/01/2014	230,000	249,078
CIT Group Funding Company of
Canada
4.650%, 07/01/2010 (H)	10,000	9,861
CIT Group, Inc.
5.000%, 02/01/2015 (H)	91,000	63,734
5.650%, 02/13/2017 (H)	5,000	3,515
5.800%, 07/28/2011 (H)	10,000	7,004
7.625%, 11/30/2012 (H)	45,000	32,405
Citigroup Capital XXI
8.300%, 12/21/2057	30,000	26,700
Citigroup, Inc.
6.875%, 03/05/2038	275,000	266,482
Countrywide Financial Corp.
4.500%, 06/15/2010	70,000	71,318
Discover Financial Services
6.450%, 06/12/2017	300,000	288,058
Equitable Companies, Inc.
7.000%, 04/01/2028	235,000	231,946
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	301,023
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	20,500
GATX Financial Corp.
5.500%, 02/15/2012	200,000	207,026
General Electric Capital Corp.
2.000%, 09/28/2012	1,765,000	1,797,418
4.800%, 05/01/2013	475,000	503,993
6.125%, 02/22/2011	67,000	70,902
6.750%, 03/15/2032	934,000	957,826
GMAC LLC
8.000%, 11/01/2031 (S)	23,000	19,722

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Goldman Sachs Group, Inc.
5.450%, 11/01/2012	$340,000	$369,859
6.000%, 05/01/2014	60,000	66,211
6.150%, 04/01/2018	750,000	809,513
6.750%, 10/01/2037	905,000	931,459
6.875%, 01/15/2011	208,000	220,624
7.500%, 02/15/2019	235,000	277,517
HSBC Holdings PLC
6.800%, 06/01/2038	850,000	937,324
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	425,000	437,522
International Lease Finance Corp.
5.625%, 09/15/2010	170,000	165,851
5.875%, 05/01/2013	250,000	198,066
6.375%, 03/25/2013	145,000	116,723
International Lease Finance Corp.
Series MTN
5.650%, 06/01/2014	10,000	7,618
JPMorgan Chase & Company
5.375%, 10/01/2012	760,000	833,268
JPMorgan Chase Capital XV
5.875%, 03/15/2035	567,000	493,008
Lazard Group LLC
6.850%, 06/15/2017	585,000	599,981
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	740,000	776,408
6.875%, 04/25/2018	425,000	455,867
7.750%, 05/14/2038	135,000	149,044
Petroleum Export, Ltd.
5.265%, 06/15/2011	58,227	56,859
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	232,094
6.125%, 10/15/2033 (S)	108,000	97,679
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	234,787

		14,857,485
Electric - 5.54%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	110,000	108,124
6.500%, 10/27/2036 (S)	475,000	442,572
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	747,532
Commonwealth Edison Company
5.950%, 08/15/2016	125,000	137,643
6.150%, 03/15/2012	92,000	100,795
Dominion Resources, Inc.
6.400%, 06/15/2018	395,000	446,164
7.000%, 06/15/2038	150,000	178,526
Duke Energy Corp.
5.650%, 06/15/2013	600,000	652,796
Edison Mission Energy
7.750%, 06/15/2016	20,000	16,300
EDP Finance BV
4.900%, 10/01/2019 (S)	375,000	385,854

The accompanying notes are an integral part of the financial statements
137

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Electricite de France SA
6.500%, 01/26/2019 (S)	$400,000	$461,007
Enel Finance International SA
6.800%, 09/15/2037 (S)	555,000	627,734
Georgia Power Company
5.250%, 12/15/2015	600,000	670,272
Israel Electric Corp., Ltd.,
7.250%, 01/15/2019 (S)	475,000	521,749
Midamerican Energy Holdings
6.125%, 04/01/2036	250,000	267,938
Midamerican Funding LLC
6.750%, 03/01/2011	260,000	273,318
Mirant North America LLC
7.375%, 12/31/2013	20,000	19,700
Nevada Power Company
6.500%, 08/01/2018	150,000	166,192
New York State Electric & Gas
Corp.
5.750%, 05/01/2023	74,000	74,332
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	209,100
Northern States Power Company
6.250%, 06/01/2036	125,000	142,777
6.500%, 03/01/2028	67,000	76,748
NRG Energy, Inc.
7.250%, 02/01/2014	25,000	25,219
7.375%, 01/15/2017	5,000	4,963
NSTAR
8.000%, 02/15/2010	270,000	273,988
Ohio Edison Company
6.875%, 07/15/2036	150,000	167,326
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	149,958
Oncor Electric Delivery Company
7.500%, 09/01/2038	150,000	184,222
PacifiCorp
6.350%, 07/15/2038	110,000	125,483
Potomac Electric Power Company
6.500%, 11/15/2037	250,000	287,439
PPL Electric Utilities Corp.
6.250%, 05/15/2039	80,000	89,330
PSEG Power LLC
8.625%, 04/15/2031	154,000	205,723
Puget Sound Energy, Inc.
5.757%, 10/01/2039	150,000	149,076
7.000%, 03/09/2029	54,000	60,403
RRI Energy, Inc.
6.750%, 12/15/2014	8,000	8,120
Sierra Pacific Power Company,
Series M
6.000%, 05/15/2016	150,000	162,462
Southern California Edison
Company
6.000%, 01/15/2034	326,000	360,632
TXU Corp., Series P
5.550%, 11/15/2014	26,000	17,940

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Union Electric Company
6.400%, 06/15/2017	$850,000	$943,554
Wisconsin Electric Power Company
6.500%, 06/01/2028	94,000	105,410
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	148,696
Wisconsin Power and Light
Company
5.000%, 07/15/2019	425,000	446,467

		10,643,584
Electronics - 0.11%
Avnet, Inc.
6.625%, 09/15/2016	200,000	213,610
Energy-Alternate Sources - 0.01%
Headwaters, Inc.
11.375%, 11/01/2014 (S)	10,000	10,225
Entertainment - 0.03%
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,175
11.000%, 02/01/2016	15,000	15,600
Buffalo Thunder Development
Authority
9.375%, 12/15/2014 (H)(S)	20,000	3,700
Peninsula Gaming LLC
8.375%, 08/15/2015 (S)	5,000	4,925
10.750%, 08/15/2017 (S)	5,000	4,975
Scientific Games International, Inc.
9.250%, 06/15/2019	5,000	5,194
Seneca Gaming Corp.
7.250%, 05/01/2012	10,000	9,800
Yonkers Racing Corp.,
11.375%, 07/15/2016 (S)	5,000	5,200

		59,569
Environmental Control - 0.16%
Republic Services, Inc.
5.250%, 11/15/2021 (S)	160,000	162,826
Waste Management, Inc.
6.375%, 03/11/2015	125,000	141,882

		304,708
Food - 0.99%
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	80,727
6.750%, 09/15/2011	5,000	5,453
General Mills, Inc.
5.200%, 03/17/2015	190,000	208,756
5.650%, 02/15/2019	105,000	114,835
Kellogg Company
4.450%, 05/30/2016	400,000	425,027
Kraft Foods, Inc.
6.125%, 02/01/2018	150,000	160,871
6.500%, 11/01/2031	266,000	277,104
6.875%, 02/01/2038	250,000	270,203
Kroger Company
6.750%, 04/15/2012	179,000	198,192

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
Smithfield Foods, Inc.
7.750%, 05/15/2013 to 07/01/2017	$15,000	$13,588
SUPERVALU, Inc.,
8.000%, 05/01/2016	10,000	10,200
Tyson Foods, Inc.
7.850%, 04/01/2016	125,000	126,563
10.500%, 03/01/2014	5,000	5,650

		1,897,169
Forest Products & Paper - 0.38%
International Paper Company
7.300%,	160,000	161,179
MeadWestvaco Corp.
7.375%, 09/01/2019	150,000	167,435
Neenah Paper, Inc.
7.375%, 11/15/2014	5,000	4,400
Weyerhaeuser Company
6.750%, 03/15/2012	308,000	327,310
7.375%, 10/01/2019	35,000	36,582
7.950%, 03/15/2025	40,000	38,142

		735,048
Gas - 0.35%
Atmos Energy Corp.
6.350%, 06/15/2017	75,000	82,270
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	589,532

		671,802
Healthcare Products - 0.29%
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,287
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	10,000	10,150
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	536,027
Universal Hospital Services, Inc.,
PIK
8.500%, 06/01/2015	10,000	9,850

		561,314
Healthcare Services - 0.73%
Community Health Systems, Inc.,
Gtd Sr Sub Note
8.875%, 07/15/2015	10,000	10,200
DaVita, Inc.
6.625%, 03/15/2013	2,000	1,985
7.250%, 03/15/2015	2,000	1,990
Express Scripts, Inc.
6.250%, 06/15/2014	235,000	260,727
7.500%, 02/15/2019	30,000	35,964
HCA, Inc.
6.375%, 01/15/2015	20,000	18,500
7.875%, 02/01/2011	20,000	20,400
9.625%, 11/15/2016	21,000	22,391
Quest Diagnostics, Inc.
5.450%, 11/01/2015	275,000	303,158
6.950%, 07/01/2037	390,000	451,323

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	$20,000	$21,400
WellPoint, Inc.
7.000%, 02/15/2019	220,000	252,985

		1,401,023
Home Builders - 0.13%
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	260,000
Household Products - 0.00%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	4,537
Insurance - 2.94%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	283,914
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	108,975
5.875%, 06/15/2014	125,000	138,936
AIG SunAmerica Global Financing
X
6.900%, 03/15/2032 (S)	100,000	82,901
Allied World Assurance Holdings,
Ltd.
7.500%, 08/01/2016	145,000	155,840
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	250,000	264,685
Everest Reinsurance Holdings, Inc.
6.600%, 05/15/2037 (P)	495,000	371,250
8.750%, 03/15/2010	294,000	299,270
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	26,000	26,983
Hartford Financial Services Group,
Inc.
8.125%, 06/15/2038 (P)	5,000	4,650
Jackson National Life Insurance
Company
8.150%, 03/15/2027 (S)	377,000	378,662
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	773,783
Metlife, Inc.
5.375%, 12/15/2012	150,000	162,201
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	335,000	359,353
Nationwide Mutual Insurance
Company
8.250%, 12/01/2031 (S)	260,000	244,995
Navigators Group, Inc.
7.000%, 05/01/2016	59,000	59,749
Ohio National Life Insurance
Company
8.500%, 05/15/2026 (S)	155,000	132,548
Prudential Financial, Inc., Series D
5.150%, 01/15/2013	355,000	375,345
Prudential Financial, Inc. MTN
4.750%, 09/17/2015	400,000	407,214

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	$135,000	$145,134
Sunamerica, Inc.
8.125%, 04/28/2023	135,000	123,577
Unitrin, Inc.
6.000%, 05/15/2017	350,000	291,743
UnumProvident Finance Company,
PLC
6.850%, 11/15/2015 (S)	125,000	126,811
W.R. Berkley Corp.
5.125%, 09/30/2010	54,000	54,495
5.600%, 05/15/2015	263,000	266,226

		5,639,240
Internet - 0.00%
Terremark Worldwide, Inc.
12.000%, 06/15/2017 (S)	5,000	5,456
Iron & Steel - 0.35%
ArcelorMittal
5.375%, 06/01/2013	150,000	157,733
6.125%, 06/01/2018	500,000	510,407

		668,140
Leisure Time - 0.00%
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	5,600
Lodging - 0.01%
Harrah's Operating Company, Inc.
11.250%, 06/01/2017 (S)	5,000	5,112
Wynn Las Vegas LLC
6.625%, 12/01/2014 to 12/01/2014	9,000	8,618

		13,730
Machinery-Diversified - 0.01%
Case New Holland, Inc.
7.125%, 03/01/2014	10,000	9,875
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	10,000	10,450

		20,325
Media - 4.46%
British Sky Broadcasting Group
PLC
5.625%, 10/15/2015 (S)	131,000	145,598
CBS Corp.
8.200%, 05/15/2014	335,000	377,142
Comcast Corp.
5.700%, 05/15/2018 to
07/01/2019	625,000	665,916
5.850%, 11/15/2015	600,000	663,056
COX Communications, Inc.
5.875%, 12/01/2016	350,000	370,181
7.125%, 10/01/2012	458,000	517,409
CSC Holdings, Inc.
7.625%, 07/15/2018	21,000	21,262

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
DirecTV Holdings LLC,
4.750%, 10/01/2014 (S)	$150,000	$154,847
Grupo Televisa SA, Sr Bon
6.625%, 01/15/2040 (S)	315,000	315,380
Liberty Media Corp.
8.250%, 02/01/2030	2,000	1,768
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	26,730
News America Holdings, Inc.
7.750%, 01/20/2024 (S)	453,000	492,523
9.250%, 02/01/2013	109,000	129,027
News America, Inc.
5.650%, 08/15/2020	55,000	58,683
6.900%, 03/01/2019	100,000	114,617
Quebecor Media, Inc.
7.750%, 03/15/2016 to 03/15/2016	20,000	19,300
Rogers Cable, Inc.
6.250%, 06/15/2013	130,000	143,118
Scholastic Corp.
5.000%, 04/15/2013	35,000	32,988
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	170,777
8.750%, 08/01/2015	183,000	223,411
Thomson Reuters Corp
4.700%, 10/15/2019	575,000	590,931
Time Warner Cable, Inc.
5.850%, 05/01/2017	815,000	868,793
6.550%, 05/01/2037	150,000	155,655
6.750%, 06/15/2039	70,000	74,393
8.250%, 02/14/2014	140,000	165,702
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	68,893
Time Warner, Inc.
6.750%, 04/15/2011	150,000	160,087
7.700%, 05/01/2032	602,000	705,639
Viacom, Inc.
6.125%, 10/05/2017	600,000	659,563
6.250%, 04/30/2016	252,000	278,205
6.625%, 05/15/2011	175,000	183,255

		8,554,849
Mining - 0.51%
Corporacion Nacional Del Cobre de
Chile - CODELCO
6.375%, 11/30/2012 (S)	165,000	185,110
Freeport-McMoRan Copper & Gold,
Inc.,
8.375%, 04/01/2017	5,000	5,394
Inco, Ltd.
5.700%, 10/15/2015	233,000	246,379
Novelis, Inc.
7.250%, 02/15/2015	3,000	2,708
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	59,000	61,976

The accompanying notes are an integral part of the financial statements
140

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	$425,000	$471,010

		972,577
Miscellaneous Manufacturers - 0.46%
American Railcar Industries, Inc.
7.500%, 03/01/2014	5,000	4,550
General Electric Company
5.250%, 12/06/2017	735,000	764,498
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,387
SPX Corp.
7.625%, 12/15/2014	10,000	10,200
Tyco International Group SA
6.750%, 02/15/2011	85,000	90,057

		878,692
Office & Business Equipment - 0.17%
Xerox Corp.
5.500%, 05/15/2012	170,000	180,158
6.400%, 03/15/2016	125,000	134,318
7.200%, 04/01/2016	15,000	16,303

		330,779
Oil & Gas - 1.38%
Burlington Resources Finance
Company
7.400%, 12/01/2031	309,000	372,183
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	150,000	161,549
6.450%, 06/30/2033	37,000	40,067
Chesapeake Energy Corp.
6.500%, 08/15/2017	20,000	18,550
6.625%, 01/15/2016	97,000	91,180
7.625%, 07/15/2013	10,000	10,125
ConocoPhillips
4.600%, 01/15/2015	330,000	358,156
EnCana Corp.
5.900%, 12/01/2017	450,000	491,877
Marathon Oil Corp.
6.500%, 02/15/2014	255,000	286,637
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	154,272
Newfield Exploration Company
6.625%, 04/15/2016	10,000	9,850
Nexen, Inc.
7.500%, 07/30/2039	40,000	44,996
Petrobras International Finance
Company
7.875%, 03/15/2019	135,000	157,718
Pioneer Natural Resources Company
6.650%, 03/15/2017	85,000	82,369
6.875%, 05/01/2018	15,000	14,511
Plains Exploration & Production
Company
7.750%, 06/15/2015	10,000	9,900

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Pride International, Inc.
7.375%, 07/15/2014	$5,000	$5,150
Range Resources Corp.
7.500%, 05/15/2016	10,000	10,050
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	5,000	4,713
Southwestern Energy Company
7.500%, 02/01/2018	10,000	10,325
Valero Energy Corp.
8.750%, 06/15/2030	162,000	184,899
XTO Energy, Inc.
6.750%, 08/01/2037	120,000	133,285

		2,652,362
Oil & Gas Services - 0.11%
Basic Energy Services,Inc.
11.625%, 08/01/2014	5,000	5,300
Halliburton Company
5.500%, 10/15/2010	192,000	200,508
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017 (S)	10,000	9,900

		215,708
Packaging & Containers - 0.15%
Bemis Company, Inc.
6.800%, 08/01/2019	20,000	22,746
Pactiv Corp.
5.875%, 07/15/2012	135,000	144,318
Temple-Inland, Inc.
6.875%, 01/15/2018	125,000	127,121

		294,185
Pharmaceuticals - 1.16%
AmerisourceBergen Corp.
5.875%, 09/15/2015	670,000	747,155
Medco Health Solutions, Inc.
7.125%, 03/15/2018	135,000	156,232
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	453,931
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	320,000	346,125
Omnicare, Inc.
6.750%, 12/15/2013	5,000	4,838
6.875%, 12/15/2015	5,000	4,800
Pfizer, Inc.
6.200%, 03/15/2019	450,000	518,565

		2,231,646
Pipelines - 1.56%
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	134,503
Dynegy Holdings, Inc.
7.125%, 05/15/2018	15,000	11,250
El Paso Corp.
7.000%, 06/15/2017	10,000	9,800
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	26,288

The accompanying notes are an integral part of the financial statements
141

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC
5.250%, 01/31/2020	$365,000	$373,663
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	307,584
6.850%, 02/15/2020	530,000	601,194
7.125%, 03/15/2012	208,000	229,471
Kinder Morgan Finance Company
5.700%, 01/05/2016	20,000	18,800
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	743,213
Plains All American Pipeline LP
5.750%, 01/15/2020	150,000	155,826
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	310,000	394,282

		3,005,874
Real Estate - 2.61%
AMB Property LP
7.500%, 06/30/2018	106,000	104,869
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	83,335
Brandywine Operating Partnership
5.700%, 05/01/2017	335,000	303,757
Equity One, Inc.
6.000%, 09/15/2017	235,000	216,741
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	53,787
HCP, Inc.
5.650%, 12/15/2013	200,000	203,584
Health Care Property, Inc.
5.950%, 09/15/2011	150,000	155,921
6.000%, 03/01/2015	175,000	178,090
7.072%, 06/08/2015	67,000	70,921
Healthcare Realty Trust, Inc.,
8.125%, 05/01/2011	377,000	398,365
Kimco Realty Corp.
5.584%, 11/23/2015	125,000	125,892
6.875%, 10/01/2019	300,000	316,047
Liberty Property LP
6.625%, 10/01/2017	100,000	99,968
7.250%, 03/15/2011	195,000	201,758
Realty Income Corp.
6.750%, 08/15/2019	550,000	563,284
Regency Centers LP
7.950%, 01/15/2011	319,000	330,435
Simon Property Group LP
5.300%, 05/30/2013	450,000	472,492
6.100%, 05/01/2016	150,000	158,622
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	200,000	206,252
Ventas Realty LP/Ventas Capital Corp.
6.625%, 10/15/2014	95,000	93,813
7.125%, 06/01/2015	3,000	2,955
WEA Finance LLC
5.400%, 10/01/2012	250,000	261,962

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
7.125%, 04/15/2018	$250,000	$269,099
7.500%, 06/02/2014	130,000	144,568

		5,016,517
Retail - 0.79%
CVS Pass-Through Trust
5.880%, 01/10/2028	330,417	317,200
6.943%, 01/10/2030	48,131	50,894
Dollar General Corp.
11.875%, 07/15/2017	3,000	3,352
Federated Department Stores, Inc.
6.900%, 04/01/2029	156,000	130,260
HSN, Inc.
11.250%, 08/01/2016	5,000	5,512
Macys Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	494,000
Neiman Marcus Group, Inc.,
9.000%, 10/15/2015	10,000	9,025
Rite Aid Corp.
10.375%, 07/15/2016	15,000	15,338
Sally Holdings LLC
9.250%, 11/15/2014	5,000	5,175
Staples, Inc., Sr Note
9.750%, 01/15/2014	395,000	477,719

		1,508,475
Semiconductors - 0.01%
Freescale Semiconductor, Inc.,
8.875%, 12/15/2014	15,000	12,750
Sensata Technologies B.V.
8.000%, 05/01/2014	10,000	9,700

		22,450
Software - 0.43%
First Data Corp.
9.875%, 09/24/2015	15,000	13,350
First Data Corp., PIK
10.550%, 09/24/2015	15,791	13,185
Fiserv, Inc.
6.125%, 11/20/2012	200,000	220,358
Intuit, Inc.
5.400%, 03/15/2012	75,000	79,990
Oracle Corp.
6.125%, 07/08/2039	450,000	492,244

		819,127
Telecommunications - 4.34%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	162,163
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	94,000	101,667
8.125%, 05/01/2012	56,000	64,243
8.750%, 03/01/2031	397,000	521,284
AT&T, Inc.
5.500%, 02/01/2018	180,000	190,644
6.300%, 01/15/2038	675,000	701,352

The accompanying notes are an integral part of the financial statements
142

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Bellsouth Corp.
4.750%, 11/15/2012	$302,000	$325,196
British Telecommunications PLC
5.150%, 01/15/2013	350,000	370,763
9.125%, 12/15/2010	156,000	167,449
Cingular Wireless LLC
7.125%, 12/15/2031	67,000	77,046
Citizens Communications Company,
Sr Note
7.125%, 03/15/2019	5,000	4,662
Cricket Communications, Inc.
9.375%, 11/01/2014	5,000	4,812
France Telecom SA
4.375%, 07/08/2014	200,000	212,819
GCI, Inc.
7.250%, 02/15/2014	15,000	14,625
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	5,000	5,000
Intelsat Subsidiary Holding
Company, Ltd.
8.875%, 01/15/2015 (S)	25,000	25,250
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	10,000	10,025
Qwest Corp.
7.500%, 10/01/2014	15,000	15,338
8.375%, 05/01/2016 (S)	135,000	141,075
Rogers Wireless, Inc.
9.625%, 05/01/2011	27,000	29,875
SBC Communications, Inc.
5.625%, 06/15/2016	360,000	395,484
5.875%, 08/15/2012	150,000	165,394
Sprint Capital Corp.,
8.375%, 03/15/2012	10,000	10,225
Sprint Nextel Corp.,
6.000%, 12/01/2016	5,000	4,313
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	346,720
6.000%, 09/30/2034	146,000	140,169
6.200%, 07/18/2011	675,000	718,216
Telefonica Emisones SAU
7.045%, 06/20/2036	275,000	322,332
Telefonica Europe BV
7.750%, 09/15/2010	150,000	157,897
Verizon Communications, Inc.
5.550%, 02/15/2016	570,000	627,215
6.400%, 02/15/2038	365,000	391,468
6.900%, 04/15/2038	275,000	310,971
8.750%, 11/01/2021	285,000	351,249
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	655,725
Vodafone Group PLC
5.450%, 06/10/2019	350,000	371,862
7.750%, 02/15/2010	211,000	214,003

		8,328,531

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation - 0.01%
Navios Maritime Holdings, Inc.

8.875%, 11/01/2017 (S)	$10,000	$10,250

TOTAL CORPORATE BONDS (Cost $91,725,226)		$95,396,843

CONVERTIBLE BONDS - 0.01%

Biotechnology - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	3,869
Commercial Services - 0.01%
Dollar Financial Corp.
2.875%, 06/30/2027	10,000	9,287
Telecommunications - 0.00%
Leap Wireless International, Inc.

4.500%, 07/15/2014	10,000	7,850

TOTAL CONVERTIBLE BONDS (Cost $19,077)		$21,006

MUNICIPAL BONDS - 1.89%
California - 0.64%
Bay Area Toll Authority
6.263%, 04/01/2049	475,000	482,871
State of California, Taxable
Various Purposes
6.200%, 10/01/2019	440,000	446,912
University of California
5.770%, 05/15/2043	290,000	296,519

		1,226,302
Florida - 0.08%
Miami Beach Florida
Redevelopment Agency Tax
Increment Revenue
8.950%, 12/01/2022	135,000	156,132
Illinois - 0.23%
Illinois State Toll Highway
Authority
6.184%, 01/01/2034	415,000	439,983
Indiana - 0.01%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	15,000	16,260
Maryland - 0.02%
Maryland State Transportation
Authority, Ltd.
5.840%, 07/01/2011	40,000	42,808
Missouri - 0.22%
Curators University Missouri
System Facilities Revenue
5.960%, 11/01/2039	400,000	429,600
New Jersey - 0.25%
Jersey City Municipal Utilities
Authority
4.550%, 05/15/2012	20,000	19,615

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey State Turnpike
Authority
7.414%, 01/01/2040	$380,000	$455,616

		475,231
New York - 0.13%
Port Authority of New York &
New Jersey
6.040%, 12/01/2029	180,000	188,127
Sales Tax Asset Receivable Corp.,
Series B
4.250%, 10/15/2011	65,000	68,379

		256,506
Texas - 0.31%
North Texas Tollway Authority

6.718%, 01/01/2049	535,000	587,681

TOTAL MUNICIPAL BONDS (Cost $3,430,320)		3,630,503

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.24%
American Tower Trust, Series
2007-1A, Class AFX
5.420%, 04/15/2037 (S)	300,000	303,000
Banc of America Commercial
Mortgage, Series 2002-
PB2,Class A4
6.186%, 06/11/2035	405,797	428,493
Bear Stearns Commercial Mortgage
Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039	405,797	410,663
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	551,943
Bear Stearns Commercial
Mortgage Securities
Series 2005-T20, Class A4A,
5.298%, 10/12/2042	575,000	581,678
Series 2007-T28, Class A4,
5.742%, 09/11/2042	145,000	142,165
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	750,000	632,149
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.399%, 07/15/2044 (P)	500,000	502,543
Commercial Mortgage Asset
Trust, Series 1999-C1, Class A3
6.640%, 01/17/2032	104,146	104,926
Commercial Mortgage Pass
Through Certificates, Series
2005-C6, Class A5A
5.116%, 06/10/2044 (P)	500,000	497,859

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1,
Class A4
5.609%, 02/15/2039	$1,000,000	$972,604
Credit Suisse Mortgage Capital Ce
rtificates, Series 2006-
C4, Class A3
5.467%, 09/15/2039	1,000,000	830,922
Crown Castle Towers LLC,
Series 2005-1A, Class B
4.878%, 06/15/2035 (S)	375,000	380,156
CS First Boston Mortgage
Securities Corp, Series 2003-
C3, Class A5
3.936%, 05/15/2038	500,000	498,135
General Electric Capital
Assurance Company, Series
2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	90,949
Government National Mortgage
Association, Series 2006-38,
Class XS
7.011%, 09/16/2035	60,690	7,420
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	902,064
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	304,684
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042	940,000	935,459
LB-UBS Commercial Mortgage
Trust, Series 2001-C7, Class A3
5.642%, 12/15/2025	58,841	60,486
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038	500,000	498,380
Series 2006-C1, Class A4,
5.839%, 05/12/2039	500,000	476,342
Morgan Stanley Capital I, Series
2007-HQ11, Class A4
5.447%, 02/12/2044 (P)	1,000,000	853,428
Morgan Stanley Dean Witter
Capital I, Series 2001, Class A4
6.390%, 07/15/2033	104,858	109,709
Morgan Stanley Dean Witter
Capital I, Series 2002-
TOP7, Class A2
5.980%, 01/15/2039	40,579	42,839
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	130,905	132,046
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	414,266

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2005-
C20, Class A7

5.118%, 07/15/2042 (P)	$310,000	$308,543

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,208,351)		$11,973,851

ASSET BACKED SECURITIES - 1.24%
AmeriCredit Automobile
Receivables Trust, Series 2005-
AX, Class A4
3.930%, 10/06/2011	164,704	166,743
Avis Budget Rental Car Funding
AESOP LLC
5.680%, 02/20/2014 (S)	430,000	444,078
Chase Issuance Trust, Series
2008-A4, Class A4
4.650%, 03/15/2015	345,000	372,113
Dominos Pizza Master Issuer
LLC, Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	257,394
Harley-Davidson Motorcycle
Trust, Series 2005-1, Class A2
3.760%, 12/17/2012	—	0
Massachusetts RRB Special Purpose Trust
Series 2001-1, Class A,
6.530%, 06/01/2015	54,405	59,560
Series 1999-1, Class A5,
7.030%, 03/15/2012	121,070	123,373
USAA Auto Owner Trust, Series
2005-4, Class A4,Class A4
4.890%, 08/15/2012	253,347	254,628
Wachovia Auto Owner Trust,
Series 2005-
B, Class A5, Class A5

4.930%, 11/20/2012	700,000	701,508

TOTAL ASSET BACKED SECURITIES (Cost
$2,378,422)		$2,379,397

PREFERRED STOCKS - 0.01%

	Shares	Value

Banks - 0.01%
Wells Fargo & Company, Series K

7.980% (N)	20,000	$18,550

TOTAL PREFERRED STOCKS (Cost $16,316)		$18,550

COMMON STOCKS - 0.00%
Computers - 0.00%

Unisys Corp. (I)	32	1,030

TOTAL COMMON STOCKS (Cost $396)		$1,030

Investment Quality Bond Fund (continued)

	Principal
	Amount	Value

TERM LOANS - 0.00%
Diversified Financial Services - 0.00%
Nielsen Finance LLC
08/01/2016 0.00%(P)	$5,000	$4,375

TOTAL TERM LOANS (Cost $4,383)		$4,375

SHORT-TERM INVESTMENTS - 7.03%
Repurchase Agreement - 7.03%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.01% to be repurchased at
13,500,064 on 12-01-2009,
collateralized by 29,163,456
Federal National Mortgage
Association, 6.500% due 08-01-
2037 (valued at 13,770,000,

including interest).	13,500,000	13,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$13,500,000)		$13,500,000

Total Investments (Cost $181,314,062) - 99.08%		$190,218,192

Other assets and liabilities, net - 0.92%		1,775,130

TOTAL NET ASSETS - 100.00%		$191,993,322

Large Cap Fund

	Shares	Value

COMMON STOCKS - 99.01%
Automobiles & Components - 0.96%
BorgWarner, Inc. (L)		2,511,599
Banks - 3.46%
City National Corp. (L)		1,152,232
Morgan Stanley		3,133,147
Wells Fargo & Company	169,578	4,754,967

		9,040,346
Capital Goods - 6.79%
General Dynamics Corp.		5,614,680
Illinois Tool Works, Inc.	107,848	5,245,727
PACCAR, Inc.	120,700	4,475,556
Pall Corp.		2,415,897

		17,751,860
Consumer Durables & Apparel - 1.35%
Fortune Brands, Inc.		3,541,402
Consumer Services - 1.40%
Carnival Corp. (I)	114,599	3,670,606
Diversified Financials - 6.41%
Bank of America Corp.	222,800	3,531,380
Bank of New York Mellon Corp.	118,468	3,155,988
Discover Financial Services	191,156	2,955,272
JPMorgan Chase & Company	167,900	7,134,071

		16,776,711

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Large Cap Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy - 14.46%
Baker Hughes, Inc.	91,200	$3,715,488
Chevron Corp.	75,700	5,907,628
EOG Resources, Inc.	31,300	2,707,137
Exxon Mobil Corp.	72,100	5,412,547
Hess Corp.	55,600	3,222,576
Marathon Oil Corp.	96,800	3,157,616
Noble Corp.	49,500	2,044,845
Peabody Energy Corp.	93,900	4,174,794
Ultra Petroleum Corp. (I)	79,100	3,716,909
Williams Companies, Inc.	189,600	3,771,144

		37,830,684
Food & Staples Retailing - 2.39%
Sysco Corp.	66,900	1,808,976
Wal-Mart Stores, Inc.	81,300	4,434,915

		6,243,891
Food, Beverage & Tobacco - 2.12%
PepsiCo, Inc.	89,000	5,537,580
Health Care Equipment & Services - 8.01%
Covidien PLC	157,500	7,374,150
DaVita, Inc. (I)	16,100	953,764
Medco Health Solutions, Inc. (I)	48,300	3,050,628
Medtronic, Inc.	125,634	5,331,907
UnitedHealth Group, Inc.	148,000	4,243,160

		20,953,609
Household & Personal Products - 4.70%
Avon Products, Inc.	91,000	3,116,750
Estee Lauder Companies, Inc., Class A	53,500	2,505,405
The Procter & Gamble Company	107,200	6,683,920

		12,306,075
Insurance - 3.59%
ACE, Ltd. (I)	44,900	2,187,079
Aflac, Inc.	88,200	4,059,846
Principal Financial Group, Inc.	123,500	3,135,665

		9,382,590
Materials - 1.21%
Monsanto Company	39,200	3,165,400
Media - 5.31%
Comcast Corp., Class A	365,700	5,364,819
Interpublic Group of Companies, Inc. (I)	364,000	2,304,120
Omnicom Group, Inc.	82,550	3,031,236
Viacom, Inc., Class B (I)	108,000	3,201,120

		13,901,295
Pharmaceuticals, Biotechnology & Life Sciences - 8.26%
Allergan, Inc.	69,326	4,029,920
Amgen, Inc. (I)	55,300	3,116,155
Genzyme Corp. (I)	39,202	1,987,541
Merck & Company, Inc.	116,100	4,203,981
Millipore Corp. (I)	22,300	1,518,630
Pfizer, Inc.	371,000	6,741,070

		21,597,297
Semiconductors & Semiconductor Equipment - 3.51%
Broadcom Corp., Class A (I)	101,800	2,972,560
Intersil Corp.	89,000	1,149,880
KLA-Tencor Corp. (L)	61,100	1,908,764
Marvell Technology Group, Ltd. (I)	126,100	1,944,462

Large Cap Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.	82,600	$1,205,960

		9,181,626
Software & Services - 6.23%
Autodesk, Inc. (I)	129,000	3,025,050
Intuit, Inc. (I)	58,600	1,711,706
Microsoft Corp.	263,800	7,758,358
VMware, Inc., Class A (I)(L)	90,555	3,801,499

		16,296,613
Technology Hardware & Equipment - 6.98%
Apple, Inc. (I)	33,300	6,657,003
Hewlett-Packard Company	112,500	5,519,250
QUALCOMM, Inc. (L)	89,700	4,036,500
Seagate Technology	135,400	2,048,602

		18,261,355
Telecommunication Services - 1.49%
AT&T, Inc.	145,000	3,906,300
Transportation - 5.35%
Burlington Northern Santa Fe Corp.	33,650	3,307,795
FedEx Corp.	76,483	6,458,989
Ryder Systems, Inc.	56,800	2,302,672
Southwest Airlines Company	210,100	1,932,920

		14,002,376
Utilities - 5.03%
American Electric Power Company, Inc.	128,243	4,128,142
Dynegy, Inc., Class A (I)	187,800	339,918
Exelon Corp.	103,513	4,987,256
FirstEnergy Corp.	65,400	2,817,432
Pepco Holdings, Inc.	54,781	892,930

		13,165,678

TOTAL COMMON STOCKS (Cost $232,421,320)		$259,024,893

INVESTMENT COMPANIES - 0.46%
Investment Companies - 0.46%

SPDR Trust Series 1	11,000	1,208,680

TOTAL INVESTMENT COMPANIES (Cost $901,012)		1,208,680

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.81%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	$859,728	$8,603,122
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
1,367,002 on 12/01/2009,
collateralized by 1,325,000
Federal National Mortgage
Association, 5.80% due
02/09/2026 (valued at

1,394,563, including interest)	1,367,000	1,367,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,971,388)		$9,970,122

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Large Cap Fund (continued)

Total Investments (Cost $243,293,720) - 103.28%		$270,203,695

Other assets and liabilities, net - (3.28%)		(8,579,326)

TOTAL NET ASSETS - 100.00%		$261,624,369

Large Cap Value Fund

	Shares	Value

COMMON STOCKS - 99.82%
Banks - 0.10%
Wells Fargo & Company	20,000	$560,800
Capital Goods - 7.24%
Carlisle Companies, Inc.	51,000	1,637,610
General Electric Company	691,000	11,069,820
Harsco Corp.	17,000	527,510
Hubbell, Inc.	13,000	590,330
KBR, Inc.	283,000	5,272,290
Northrop Grumman Corp.	132,000	7,233,600
Shaw Group, Inc. (I)	56,000	1,597,680
SPX Corp.	55,000	2,930,950
Thomas & Betts Corp. (I)	93,000	3,394,500
Timken Company	92,000	2,269,640
Trinity Industries, Inc.	66,000	1,245,420
Wesco International, Inc. (I)	61,000	1,592,100

		39,361,450
Commercial & Professional Services - 2.10%
Manpower, Inc.	112,000	5,517,120
R.R. Donnelley & Sons Company	286,000	5,885,880

		11,403,000
Diversified Financials - 4.34%
Discover Financial Services	238,000	3,679,480
Goldman Sachs Group, Inc.	79,000	13,403,140
JPMorgan Chase & Company	153,000	6,500,970

		23,583,590
Energy - 24.59%
Anadarko Petroleum Corp.	140,000	8,334,200
Atwood Oceanics, Inc. (I)	93,000	3,504,240
Cabot Corp.	36,000	825,480
Chevron Corp.	68,000	5,306,720
ConocoPhillips	154,000	7,972,580
El Paso Corp.	569,000	5,439,640
ENSCO International, Inc. (L)	129,000	5,676,000
Exxon Mobil Corp.	215,000	16,140,050
Frontier Oil Corp.	177,000	2,040,810
Helix Energy Solutions Group, Inc (I)	415,000	4,880,400
Marathon Oil Corp.	240,000	7,828,800
Murphy Oil Corp.	39,000	2,199,210
Nabors Industries, Ltd. (I) (T)	323,000	6,669,950
National Oilwell Varco, Inc.	179,000	7,700,580
Oil States International, Inc. (I)	166,000	5,954,420
Patterson-UTI Energy, Inc.	405,000	6,232,950
Pride International, Inc. (I)	222,000	7,021,860
Rowan Companies, Inc. (I) (T)	243,000	5,999,670
SEACOR Holdings, Inc. (I)	44,000	3,370,400
Southern Union Company	197,000	4,081,840
Teekay Shipping Corp.	54,000	1,296,000
Tesoro Corp. (L)	403,000	5,150,340
Tidewater, Inc.	127,000	5,708,650

Large Cap Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Williams Companies, Inc.	216,000	$4,296,240

		133,631,030
Food, Beverage & Tobacco - 3.65%
Del Monte Foods Company	424,000	4,447,760
Lorillard, Inc.	73,000	5,687,430
Reynolds American, Inc.	128,000	6,394,880
Sara Lee Corp.	272,000	3,302,080

		19,832,150
Health Care Equipment & Services - 11.84%
AmerisourceBergen Corp.	254,000	6,271,260
Community Health Systems, Inc. (I)(L)	182,000	5,552,820
Coventry Health Care, Inc. (I) (T)	247,000	5,569,850
Humana, Inc. (I)	149,000	6,184,990
IMS Health, Inc.	266,000	5,681,760
Kinetic Concepts, Inc. (I)	131,000	4,416,010
Lincare Holdings, Inc. (I)	154,000	5,470,080
McKesson Corp.	110,000	6,822,200
Tenet Healthcare Corp. (I)	186,000	846,300
UnitedHealth Group, Inc.	310,000	8,887,700
WellPoint, Inc. (I) (T)	160,000	8,644,800

		64,347,770
Insurance - 9.90%
Allied World Assurance Company
Holdings, Ltd.	100,000	4,779,000
American Financial Group, Inc.	222,000	5,385,720
Chubb Corp.	151,000	7,571,140
Endurance Specialty Holdings, Ltd.	106,000	3,963,340
Everest Re Group, Ltd.	24,000	2,042,640
HCC Insurance Holdings, Inc.	196,000	5,121,480
PartnerRe, Ltd.	79,000	6,086,160
RenaissanceRe Holdings, Ltd.	106,000	5,647,680
The Travelers Companies, Inc.	173,000	9,063,470
Unum Group	216,000	4,112,640

		53,773,270
Materials - 8.02%
Ball Corp.	42,000	2,075,220
Bemis Company, Inc.	108,000	3,164,400
CF Industries Holdings, Inc.	26,000	2,219,360
Eastman Chemical Company	89,000	5,350,680
International Paper Company	293,000	7,456,850
Lubrizol Corp.	82,000	5,946,640
MeadWestvaco Corp.	129,000	3,530,730
Pactiv Corp. (I) (T)	216,000	5,259,600
PPG Industries, Inc.	113,000	6,715,590
RPM International, Inc.	94,000	1,842,400

		43,561,470
Pharmaceuticals, Biotechnology & Life Sciences - 5.58%
Amgen, Inc. (I)	202,000	11,382,700
Endo Pharmaceutical Holdings, Inc. (I)	250,000	5,507,500
Forest Laboratories, Inc. (I) (T)	123,000	3,771,180
Pfizer, Inc.	197,000	3,579,490
Watson Pharmaceuticals, Inc. (I)	164,000	6,082,760

		30,323,630
Retailing - 2.53%
Barnes & Noble, Inc. (L)	135,000	3,150,900
Gap, Inc.	258,000	5,526,360

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Fund (continued)

	Principal
	Amount	Value

COMMON STOCKS (continued)
Retailing (continued)
Limited Brands, Inc. (L)	$306,000	$5,076,540

		13,753,800
Software & Services - 3.17%
Broadridge Financial Solutions, Inc.	142,000	3,121,160
CA, Inc.	255,000	5,635,500
Computer Sciences Corp. (I) (T)	125,000	6,913,750
Fidelity National Information Services, Inc.	69,000	1,559,400

		17,229,810
Technology Hardware & Equipment - 3.38%
Ingram Micro, Inc., Class A (I)	91,000	1,546,090
Tech Data Corp. (I)(L)	128,000	5,390,080
Teradata Corp. (I) (T)	201,000	5,889,300
Western Digital Corp. (I) (T)	150,000	5,526,000

		18,351,470
Telecommunication Services - 5.07%
AT&T, Inc.	483,000	13,012,020
Verizon Communications, Inc.	462,000	14,534,520

		27,546,540
Transportation - 0.80%
Ryder Systems, Inc.	107,000	4,337,780
Utilities - 7.51%
AES Corp. (I) (T)	435,000	5,541,900
Atmos Energy Corp.	77,000	2,109,030
CMS Energy Corp. (L)	406,000	5,781,440
Dynegy, Inc., Class A (I) (T)	1,397,000	2,528,570
Edison International	119,000	4,051,950
Mirant Corp. (I) (T)	343,000	4,884,320
NiSource, Inc.	412,000	5,871,000
NRG Energy, Inc. (I)	256,000	6,128,640
UGI Corp.	166,000	3,897,680

		40,794,530

TOTAL COMMON STOCKS (Cost $497,498,224)		$542,392,090

SHORT-TERM INVESTMENTS - 6.54%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	3,333,720	33,359,868
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
2,176,003 on 12/01/2009,
collateralized by 2,225,000 U.S.
Treasury Bills, 0.00% due
05/13/2010 (valued at
2,223,888, including interest)	2,176,000	2,176,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$35,533,583)		$35,535,868

Total Investments (Cost $533,031,807) - 106.36%		$577,927,958

Other assets and liabilities, net - (6.36%)		(34,561,650)

TOTAL NET ASSETS - 100.00%		$543,366,308

Mid Cap Index Fund

	Shares	Value

COMMON STOCKS - 97.87%
Automobiles & Components - 0.78%
BorgWarner, Inc. (L)	70,922	$2,142,554
Gentex Corp.	83,716	1,391,360
Thor Industries, Inc.	21,576	613,837

		4,147,751
Banks - 4.44%
Associated Banc Corp. (L)	77,750	881,685
Astoria Financial Corp.	49,576	514,599
BancorpSouth, Inc. (L)	44,624	1,035,277
Bank of Hawaii Corp.	29,112	1,330,418
Cathay General Bancorp (L)	30,122	235,253
City National Corp. (L)	26,286	1,037,246
Commerce Bancshares, Inc.	44,380	1,784,090
Cullen/Frost Bankers, Inc. (L)	36,284	1,742,358
First Niagara Financial Group, Inc.	111,363	1,468,878
FirstMerit Corp.	52,218	1,093,967
Fulton Financial Corp.	107,026	922,564
International Bancshares Corp. (L)	31,514	528,490
New York Community Bancorp, Inc. (L)	212,770	2,487,281
NewAlliance Bancshares, Inc.	64,937	764,958
PacWest Bancorp (L)	16,636	306,102
SVB Financial Group (I)(L)	24,668	933,930
Synovus Financial Corp.	291,440	568,308
TCF Financial Corp. (L)	67,929	892,587
Trustmark Corp. (L)	31,072	595,340
Valley National Bancorp (L)	86,946	1,149,426
Washington Federal, Inc.	66,298	1,262,977
Webster Financial Corp.	38,990	496,343
WestAmerica Bancorp (L)	17,750	944,300
Wilmington Trust Corp. (L)	42,143	517,095

		23,493,472
Capital Goods - 10.03%
Aecom Technology Corp. (I)	67,072	1,703,629
AGCO Corp. (I)	56,206	1,703,604
Alliant Techsystems, Inc. (I)(L)	20,016	1,715,772
AMETEK, Inc.	65,368	2,389,854
BE Aerospace, Inc. (I)	61,497	1,185,047
Bucyrus International, Inc.	45,690	2,366,285
Carlisle Companies, Inc. (L)	37,246	1,195,969
Crane Company	28,441	794,926
Donaldson Company, Inc.	46,928	1,994,440
Dycom Industries, Inc. (I)	23,714	184,732
Federal Signal Corp.	29,611	169,671
GATX Corp.	27,967	807,407
Graco, Inc.	36,416	1,025,839
Granite Construction, Inc. (L)	20,456	613,066
Harsco Corp.	48,824	1,515,009
Hubbell, Inc.	34,289	1,557,063
IDEX Corp.	49,067	1,453,855
Joy Global, Inc.	62,209	3,330,670
KBR, Inc.	97,524	1,816,872
Kennametal, Inc.	49,423	1,112,018
Lennox International, Inc.	29,521	1,095,820
Lincoln Electric Holdings, Inc.	25,852	1,328,276
MSC Industrial Direct Company, Inc.,
Class A (L)	26,642	1,222,868
Nordson Corp.	20,426	1,095,038
Oshkosh Corp.	54,349	2,159,286

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Pentair, Inc.	59,762	$1,798,836
Roper Industries, Inc.	55,219	2,873,597
Shaw Group, Inc. (I)	50,809	1,449,581
SPX Corp.	29,841	1,590,227
Terex Corp. (I)(L)	65,661	1,236,397
Thomas & Betts Corp. (I)	32,116	1,172,234
Timken Company	48,268	1,190,772
Trinity Industries, Inc. (L)	48,200	909,534
United Rentals, Inc. (I)	36,561	337,092
URS Corp. (I)	51,260	2,129,853
Valmont Industries, Inc.	12,136	930,103
Wabtec Corp. (L)	28,915	1,113,228
Woodward Governor Company	34,277	797,283

		53,065,753
Commercial & Professional Services - 2.96%
Brinks Company	27,708	622,876
Clean Harbors, Inc. (I)	13,860	741,787
Copart, Inc. (I)(L)	40,915	1,326,464
Corrections Corp. of America (I)	70,028	1,750,000
Deluxe Corp.	31,077	400,893
FTI Consulting, Inc. (I)(L)	31,449	1,454,831
Herman Miller, Inc.	33,977	516,111
HNI Corp. (L)	27,350	691,135
Kelly Services, Inc., Class A (I)	16,144	169,351
Korn/Ferry International (I)	27,762	450,300
Manpower, Inc.	47,655	2,347,485
Mine Safety Appliances Company	18,366	454,375
MPS Group, Inc. (I)	56,628	772,972
Navigant Consulting Company (I)	29,447	390,173
Rollins, Inc.	26,528	471,403
The Corporate Executive Board Company	20,725	434,396
Waste Connections, Inc. (I)	48,687	1,579,893
Watson Wyatt Worldwide, Inc., Class A	25,947	1,072,649

		15,647,094
Consumer Durables & Apparel - 2.82%
American Greetings Corp., Class A	23,968	496,138
Blyth, Inc.	3,627	117,986
Callaway Golf Company (L)	39,197	281,042
Fossil, Inc. (I)	29,182	900,265
Hanesbrands, Inc. (I)	57,585	1,382,616
M.D.C. Holdings, Inc.	22,842	678,179
Mohawk Industries, Inc. (I)	34,130	1,402,060
NVR, Inc. (I)	3,532	2,377,566
Phillips-Van Heusen Corp.	31,398	1,255,920
Ryland Group, Inc.	26,632	487,632
Timberland Company, Class A (I)	27,280	455,576
Toll Brothers, Inc. (I)(L)	83,364	1,624,764
Tupperware Brands Corp.	38,287	1,782,260
Under Armour, Inc., Class A (I)(L)	22,794	583,526
Warnaco Group, Inc. (I)	27,616	1,124,247

		14,949,777
Consumer Services - 3.45%
Bob Evans Farms, Inc.	18,842	475,949
Boyd Gaming Corp. (I)(L)	33,504	273,728
Brink's Home Security Holdings, Inc. (I)	27,826	910,467
Brinker International, Inc.	62,098	856,952
Career Education Corp. (I) (I)	41,938	1,091,646

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Chipotle Mexican Grill, Inc., Class A (I)(L)	19,236	$1,605,244
Corinthian Colleges, Inc. (I)(L)	52,963	784,912
International Speedway Corp., Class A	18,664	503,368
ITT Educational Services, Inc. (I)	19,258	1,752,093
Life Time Fitness, Inc. (I)(L)	25,088	566,989
Matthews International Corp., Class A	18,446	638,969
Panera Bread Company (I)(L)	18,969	1,194,288
Regis Corp.	34,718	543,684
Scientific Games Corp. (I)	39,470	558,501
Service Corp. International	152,592	1,178,010
Sotheby's (L)	40,669	771,491
Strayer Education, Inc. (L)	8,507	1,680,133
The Cheesecake Factory, Inc. (I)	36,536	687,973
Wendy's/Arby's Group, Inc.	223,329	915,649
WMS Industries, Inc. (I)	32,273	1,254,774

		18,244,820
Diversified Financials - 2.61%
Affiliated Managers Group, Inc. (I)(L)	25,340	1,652,421
AmeriCredit Corp. (I)(L)	58,342	1,076,410
Apollo Investment Corp.	99,529	957,469
Eaton Vance Corp.	71,413	2,152,388
Jefferies Group, Inc. (I)(L)	74,485	1,746,673
MSCI, Inc. (I)	60,850	1,854,100
Raymond James Financial, Inc. (L)	60,059	1,458,833
SEI Investments Company	78,981	1,382,957
Waddell & Reed Financial, Inc.	52,210	1,520,877

		13,802,128
Energy - 6.52%
Arch Coal, Inc.	98,778	2,060,509
Bill Barrett Corp. (I)	23,490	670,640
Cabot Corp.	39,768	911,880
Cimarex Energy Company	50,706	2,375,069
Comstock Resources, Inc. (I)	28,344	1,052,413
Encore Acquisition Company (I)	33,775	1,520,551
Exterran Holdings, Inc. (I)(L)	37,970	795,472
Forest Oil Corp. (I)(L)	68,242	1,250,193
Frontier Oil Corp.	63,634	733,700
Helix Energy Solutions Group, Inc (I)	55,333	650,716
Helmerich & Payne, Inc. (L)	64,117	2,407,593
Mariner Energy, Inc. (I)	61,920	774,619
Newfield Exploration Company (I) (I)	80,641	3,409,501
Oceaneering International, Inc. (I)	33,358	1,822,348
Overseas Shipholding Group, Inc. (L)	14,210	544,385
Patriot Coal Corp. (I)(L)	45,575	558,294
Patterson-UTI Energy, Inc. (L)	93,393	1,437,318
Plains Exploration & Production Company
(I)	84,663	2,303,680
Pride International, Inc. (I)	105,549	3,338,515
Quicksilver Resources, Inc. (I)(L)	72,009	958,440
Southern Union Company	75,430	1,562,910
Superior Energy Services, Inc. (I)	47,519	1,004,552
Tidewater, Inc. (L)	31,437	1,413,093
Unit Corp. (I)	24,555	923,514

		34,479,905

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.35%
BJ's Wholesale Club, Inc. (I)(L)	33,751	$1,171,497
Ruddick Corp.	24,783	659,723

		1,831,220
Food, Beverage & Tobacco - 1.86%
Corn Products International, Inc.	45,351	1,271,642
Flowers Foods, Inc. (L)	47,108	1,078,302
Hansen Natural Corp. (I)	44,061	1,540,813
Lancaster Colony Corp.	11,789	562,571
PepsiAmericas, Inc.	34,060	1,008,176
Ralcorp Holdings, Inc. (I)	34,416	1,993,375
Smithfield Foods, Inc. (I)(L)	85,453	1,322,812
Tootsie Roll Industries, Inc. (L)	16,010	406,974
Universal Corp. (L)	15,089	647,469

		9,832,134
Health Care Equipment & Services - 7.56%
Beckman Coulter, Inc.	41,676	2,707,273
Cerner Corp. (I)(L)	40,894	3,078,909
Community Health Systems, Inc. (I)(L)	56,377	1,720,062
Edwards Lifesciences Corp. (I)	34,301	2,822,286
Gen-Probe, Inc. (I)	30,604	1,275,881
Health Management Associates, Inc. (I)	149,959	919,249
Health Net, Inc. (I)	63,151	1,340,064
Henry Schein, Inc. (I)(L)	54,833	2,723,007
Hill-Rom Holdings, Inc. (L)	38,054	844,038
Hologic, Inc. (I)	155,998	2,257,291
IDEXX Laboratories, Inc. (I)(L)	35,626	1,783,081
Immucor, Inc. (I)	42,831	790,232
Kindred Healthcare, Inc. (I)	23,730	352,628
Kinetic Concepts, Inc. (I)(L)	37,587	1,267,058
LifePoint Hospitals, Inc. (I)(L)	33,308	966,931
Lincare Holdings, Inc. (I)	41,257	1,465,449
Masimo Corp. (I)	31,526	831,025
Omnicare, Inc. (L)	72,566	1,682,080
Owens & Minor, Inc.	25,399	985,227
Psychiatric Solutions, Inc. (I)(L)	34,195	757,761
ResMed, Inc. (I)(L)	45,929	2,308,851
STERIS Corp.	35,627	1,151,108
Teleflex, Inc.	24,170	1,259,015
Thoratec Corp. (I)	34,399	1,024,746
Universal Health Services, Inc., Class B	29,857	1,668,708
VCA Antech, Inc. (I)	51,628	1,170,407
WellCare Health Plans, Inc. (I)	25,674	846,985

		39,999,352
Household & Personal Products - 1.49%
Alberto-Culver Company	51,914	1,461,379
Church & Dwight Company, Inc.	42,742	2,523,488
Energizer Holdings, Inc. (I)(L)	42,196	2,377,323
NBTY, Inc. (I)	37,618	1,509,987

		7,872,177
Insurance - 4.37%
American Financial Group, Inc.	47,981	1,164,019
Arthur J. Gallagher & Company	61,527	1,378,205
Brown & Brown, Inc.	71,392	1,274,347
Everest Re Group, Ltd.	36,998	3,148,900
Fidelity National Financial, Inc., Class A	140,214	1,947,572
First American Corp.	56,764	1,800,554

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	30,921	$1,287,241
HCC Insurance Holdings, Inc.	68,275	1,784,026
Horace Mann Educators Corp.	23,818	286,292
Mercury General Corp.	21,647	799,640
Old Republic International Corp.	146,274	1,556,355
Protective Life Corp.	52,038	860,709
Reinsurance Group of America, Inc.	44,246	2,057,439
Stancorp Financial Group, Inc.	29,886	1,109,069
Unitrin, Inc.	30,346	677,019
W.R. Berkley Corp.	81,752	2,020,092

		23,151,479
Materials - 6.64%
Albemarle Corp.	55,659	1,878,491
AptarGroup, Inc.	41,153	1,486,446
Ashland, Inc.	45,251	1,625,868
Carpenter Technology Corp.	26,787	620,923
Cliffs Natural Resources, Inc. (L)	79,643	3,509,064
Commercial Metals Company	68,417	1,087,830
Cytec Industries, Inc.	29,471	1,001,425
Greif, Inc., Class A	20,798	1,161,776
Louisiana-Pacific Corp. (I)(L)	63,097	393,725
Lubrizol Corp.	41,117	2,981,805
Martin Marietta Materials, Inc. (L)	27,071	2,308,886
Minerals Technologies, Inc.	11,386	601,636
Olin Corp.	47,564	797,648
Packaging Corp. of America	62,583	1,246,653
Reliance Steel & Aluminum Company	38,864	1,588,760
RPM International, Inc.	78,377	1,536,189
Sensient Technologies Corp.	29,621	750,596
Sonoco Products Company	60,733	1,711,456
Steel Dynamics, Inc.	130,813	2,213,356
Temple-Inland, Inc. (L)	64,763	1,165,086
Terra Industries, Inc.	60,667	2,340,533
The Scotts Miracle-Gro Company, Class A	27,183	1,085,417
Valspar Corp.	61,301	1,607,312
Worthington Industries, Inc.	37,027	433,586

		35,134,467
Media - 1.05%
Dreamworks Animation SKG, Inc. (I)	45,865	1,535,102
Harte-Hanks, Inc.	23,191	222,866
John Wiley & Sons, Inc.	25,915	970,517
Lamar Advertising Company (I)(L)	32,354	895,559
Marvel Entertainment, Inc. (I)	29,579	1,539,587
Scholastic Corp.	15,491	390,528

		5,554,159
Pharmaceuticals, Biotechnology & Life Sciences - 4.37%
Affymetrix, Inc. (I)	42,987	203,758
Bio-Rad Laboratories, Inc. (I)	11,670	1,128,372
Charles River Laboratories International,
Inc. (I)	40,062	1,287,993
Covance, Inc. (I)	38,894	2,065,660
Endo Pharmaceutical Holdings, Inc. (I)	71,239	1,569,395
Medicis Pharmaceutical Corp., Class A	34,936	824,140
Mettler-Toledo International, Inc. (I)	20,493	2,038,644
OSI Pharmaceuticals, Inc. (I)(L)	35,278	1,175,110
Perrigo Company	48,227	1,935,832
Pharmaceutical Product Development	71,834	1,540,121

The accompanying notes are an integral part of the financial statements
150

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
Techne Corp.	22,646	$1,537,210
United Therapeutics Corp. (I)	28,444	1,296,762
Valeant Pharmaceuticals International
(I)(L)	40,990	1,339,963
Varian, Inc. (I)	17,573	899,562
Vertex Pharmaceuticals, Inc. (I)	109,836	4,263,834

		23,106,356
Real Estate - 6.66%
Alexandria Real Estate Equities, Inc., REIT	26,372	1,486,590
AMB Property Corp., REIT	88,911	2,093,854
BRE Properties, Inc., REIT	32,114	1,006,132
Camden Property Trust, REIT	38,980	1,510,475
Corporate Office Properties Trust, REIT	35,272	1,205,950
Cousins Properties, Inc., REIT (L)	56,869	409,454
Duke Realty Corp., REIT	136,104	1,525,726
Equity One, Inc., REIT (L)	19,944	322,096
Essex Property Trust, Inc., REIT (L)	17,142	1,367,075
Federal Realty Investment Trust, REIT (L)	37,193	2,392,254
Highwoods Properties, Inc., REIT	43,074	1,318,495
Hospitality Properties Trust, REIT	74,251	1,441,212
Jones Lang LaSalle, Inc.	25,398	1,291,996
Liberty Property Trust, REIT	67,881	2,011,993
Macerich Company, REIT (L)	56,316	1,675,964
Mack-Cali Realty Corp., REIT	47,626	1,461,642
Nationwide Health Properties, Inc., REIT	64,899	2,207,215
Potlatch Corp., REIT	24,167	711,476
Rayonier, Inc., REIT	48,141	1,913,123
Realty Income Corp., REIT (L)	63,434	1,604,246
Regency Centers Corp., REIT (L)	48,815	1,633,838
SL Green Realty Corp., REIT (L)	46,711	2,074,903
UDR, Inc., REIT	91,491	1,369,620
Weingarten Realty Investors, REIT	63,360	1,229,818

		35,265,147
Retailing - 6.54%
99 Cents Only Stores (I)	27,477	330,274
Aaron, Inc., Class B	32,979	826,784
Advance Auto Parts, Inc.	58,030	2,280,579
Aeropostale, Inc. (I)	40,840	1,286,460
American Eagle Outfitters, Inc.	126,079	1,939,095
AnnTaylor Stores Corp. (I)	35,701	499,100
Barnes & Noble, Inc. (L)	23,985	559,810
CarMax, Inc. (I)(L)	133,933	2,662,588
Chico's FAS, Inc. (I)	108,131	1,521,403
Coldwater Creek, Inc. (I)	35,028	148,519
Collective Brands, Inc. (I)	38,971	753,699
Dick's Sporting Goods, Inc. (I)	53,404	1,108,667
Dollar Tree, Inc. (I)	54,347	2,661,373
Foot Locker, Inc.	95,097	902,471
Guess?, Inc.	35,291	1,307,532
J. Crew Group, Inc. (I)(L)	33,838	1,447,928
LKQ Corp. (I)	85,579	1,491,642
Netflix, Inc. (I)(L)	27,577	1,616,840
OMEGA Healthcare Investors, Inc., REIT	50,623	915,770
PetSmart, Inc.	76,010	1,956,497
Rent-A-Center, Inc. (I)	40,148	710,218
Ross Stores, Inc.	76,055	3,344,899

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Saks, Inc. (I)(L)	87,791	$536,403
Urban Outfitters, Inc. (I)	78,792	2,492,979
Williams-Sonoma, Inc. (L)	64,280	1,306,170

		34,607,700
Semiconductors & Semiconductor Equipment - 2.27%
Atmel Corp. (I)	274,124	1,088,272
Cree, Inc. (I)(L)	61,265	2,930,305
Fairchild Semiconductor International, Inc.
(I)	75,301	609,938
Integrated Device Technology, Inc. (I)	100,663	569,753
International Rectifier Corp. (I)(L)	43,297	810,520
Intersil Corp.	74,320	960,214
Lam Research Corp. (I)(L)	76,992	2,616,958
RF Micro Devices, Inc. (I)	162,396	701,551
Semtech Corp. (I)	37,354	598,411
Silicon Laboratories, Inc. (I)	27,272	1,151,697

		12,037,619
Software & Services - 7.58%
ACI Worldwide, Inc. (I)	20,684	340,872
Acxiom Corp. (I)	47,968	553,551
Advent Software, Inc. (I)	9,454	358,496
Alliance Data Systems Corp. (I)(L)	32,309	1,970,526
ANSYS, Inc. (I)	53,553	2,085,354
Broadridge Financial Solutions, Inc.	84,689	1,861,464
Cadence Design Systems, Inc. (I)	161,963	971,778
Digital River, Inc. (I)	23,452	591,694
DST Systems, Inc. (I)	23,882	1,014,507
Equinix, Inc. (I)(L)	23,474	2,257,964
FactSet Research Systems, Inc. (L)	25,513	1,845,866
Fair Isaac Corp.	29,706	542,135
Gartner Group, Inc., Class A (I)	36,340	687,553
Global Payments, Inc.	48,963	2,509,843
Hewitt Associates, Inc. (I)	50,360	2,023,465
Informatica Corp. (I)	53,724	1,206,104
Jack Henry & Associates, Inc.	51,188	1,169,646
Lender Processing Services, Inc.	58,449	2,441,999
ManTech International Corp. (I)	13,423	580,947
Mentor Graphics Corp. (I)	59,670	439,768
MICROS Systems, Inc. (I)(L)	48,622	1,364,333
NeuStar, Inc., Class A (I)	45,199	1,057,657
Parametric Technology Corp. (I)	70,635	1,063,763
Quest Software, Inc. (I)	37,006	622,811
Rovi Corp. (I)	61,825	1,843,003
SAIC, Inc. (I)	127,542	2,272,798
Solera Holdings, Inc.	42,310	1,479,158
SRA International, Inc., Class A (I)	25,988	469,083
Sybase, Inc. (I)(L)	49,209	1,980,170
Synopsys, Inc. (I)	88,607	1,990,999
ValueClick, Inc. (I)	52,987	499,667

		40,096,974
Technology Hardware & Equipment - 4.80%
3Com Corp. (I)	237,760	1,752,291
ADC Telecommunications, Inc. (I)	58,747	360,119
ADTRAN, Inc.	33,974	717,871
Arrow Electronics, Inc. (I)	72,716	1,910,976
Avnet, Inc. (I)	91,853	2,502,994
Avocent Corp. (I)	26,940	672,961

The accompanying notes are an integral part of the financial statements
151

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment (continued)
CommScope, Inc. (I)	56,909	$1,430,123
Diebold, Inc.	40,284	1,012,740
F5 Networks, Inc. (I)	47,865	2,251,091
Imation Corp. (I)	18,280	160,316
Ingram Micro, Inc., Class A (I)	99,118	1,684,015
Itron, Inc. (I)	24,315	1,478,109
National Instruments Corp.	34,452	982,916
NCR Corp. (I)	96,607	909,072
Palm, Inc. (I)(L)	100,130	1,092,418
Plantronics, Inc.	29,730	688,250
Polycom, Inc. (I)	51,107	1,101,867
Tech Data Corp. (I)	30,544	1,286,208
Trimble Navigation, Ltd. (I)	72,839	1,626,495
Vishay Intertechnology, Inc. (I)	113,444	822,469
Zebra Technologies Corp., Class A (I)	35,924	955,938

		25,399,239
Telecommunication Services - 0.53%
Cincinnati Bell, Inc. (I)	128,865	384,018
Syniverse Holdings, Inc. (I)	41,803	662,996
Telephone & Data Systems, Inc.	57,701	1,759,303

		2,806,317
Transportation - 1.78%
Airtran Holdings, Inc. (I)(L)	72,931	300,476
Alaska Air Group, Inc. (I)	21,350	638,365
Alexander & Baldwin, Inc.	24,944	762,039
Con-way, Inc.	29,805	903,092
J.B. Hunt Transport Services, Inc.	53,212	1,695,334
JetBlue Airways Corp. (I)(L)	130,339	718,168
Kansas City Southern (I)(L)	57,681	1,651,407
Kirby Corp. (I)	32,697	1,090,445
Landstar System, Inc.	31,216	1,164,981
Werner Enterprises, Inc.	26,606	496,468

		9,420,775
Utilities - 6.41%
AGL Resources, Inc.	46,984	1,623,297
Alliant Energy Corp.	67,276	1,848,744
Aqua America, Inc. (L)	82,635	1,348,603
Atmos Energy Corp.	56,040	1,534,936
Black Hills Corp.	23,592	556,063
Cleco Corp.	36,730	937,350
DPL, Inc.	70,514	1,894,006
Energen Corp.	43,601	1,896,644
Great Plains Energy, Inc.	82,191	1,463,000
Hawaiian Electric Industries, Inc. (L)	55,659	1,105,388
IDACORP, Inc.	28,726	849,428
MDU Resources Group, Inc.	111,912	2,529,211
National Fuel Gas Company	48,780	2,284,367
NSTAR	64,947	2,151,694
NV Energy, Inc.	142,641	1,660,341
OGE Energy Corp.	58,709	2,031,331
ONEOK, Inc.	64,077	2,564,362
PNM Resources, Inc.	52,672	586,766
UGI Corp.	65,914	1,547,661
Vectren Corp.	49,279	1,157,564
Westar Energy, Inc.	66,183	1,362,708

Mid Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Utilities (continued)
WGL Holdings, Inc.	30,490	$959,825

		33,893,289

TOTAL COMMON STOCKS (Cost $506,592,756)		517,839,104

SHORT-TERM INVESTMENTS - 22.31%
Federal Home Loan Bank
Discount Notes, 0.02%,
12/01/2009	$7,000,000	7,000,000
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	$10,874,058	108,814,525
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.01% to be repurchased at
2,249,001 on 12/01/2009,
collateralized by 1,755,000.00
Federal Home Loant Bank,
5.50% due 07/15/2036 (valued
at 1,908,563, including interest)
and 390,000 Federal Home
Loan Mortgage Corp., 3.00%
due 01/13/2014 (valued at

394,875, including interest)	$2,249,000	2,249,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$118,053,972)		$118,063,525

Total Investments (Cost $624,646,728) - 120.18%		$635,902,629

Other assets and liabilities, net - (20.18%)		(106,766,069)

TOTAL NET ASSETS - 100.00%		$529,136,560

Mid Cap Stock Fund

	Shares	Value

COMMON STOCKS - 97.33%
Capital Goods - 10.54%
BE Aerospace, Inc. (I)	515,594	$9,935,497
Beacon Roofing Supply, Inc. (I)	139,600	2,145,652
Hansen Transmissions International NV (I)	3,740,729	6,499,312
Illinois Tool Works, Inc.	203,000	9,873,920
Ingersoll-Rand PLC	467,200	16,524,864
Kennametal, Inc.	272,000	6,120,000
Lennox International, Inc.	198,300	7,360,896
Masco Corp. (L)	602,681	8,184,408
Pentair, Inc.	152,400	4,587,240
Regal-Beloit Corp. (L)	176,300	8,367,198

		79,598,987
Commercial & Professional Services - 1.12%
Corrections Corp. of America (I)	338,000	8,446,620
Consumer Durables & Apparel - 10.42%
Coach, Inc.	430,800	14,970,300
Hanesbrands, Inc. (I)	641,200	15,395,212
Jarden Corp.	500,468	13,737,847

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
MRV Engenharia e Participacoes SA	417,900	$9,057,872
Pool Corp. (L)	380,570	6,873,094
Tempur-Pedic International, Inc. (I)	383,241	8,258,844
Warnaco Group, Inc. (I)	255,200	10,389,192

		78,682,361
Consumer Services - 6.08%
Bally Technologies, Inc. (I)	178,500	7,413,105
Brink's Home Security Holdings, Inc. (I)	166,700	5,454,424
Corinthian Colleges, Inc. (I)(L)	376,917	5,585,910
Ctrip.com International, Ltd., ADR (I)	109,400	8,024,490
MGM Mirage, Inc. (I)(L)	804,084	8,499,168
The Cheesecake Factory, Inc. (I)	397,000	7,475,510
WMS Industries, Inc. (I)	88,100	3,425,328

		45,877,935
Diversified Financials - 3.21%
Ameriprise Financial, Inc.	290,200	11,062,424
Great American Group, Inc. (I)	984,000	3,591,600
Invesco, Ltd.	432,000	9,612,000

		24,266,024
Energy - 2.35%
Baker Hughes, Inc.	5,200	211,848
Karoon Gas Australia, Ltd. (I)	296,626	2,070,590
Massey Energy Company (L)	207,100	7,799,386
Peabody Energy Corp.	172,200	7,656,012

		17,737,836
Food, Beverage & Tobacco - 1.64%
Dr Pepper Snapple Group, Inc. (I)	147,700	3,868,263
Green Mountain Coffee Roasters, Inc.
(I)(L)	134,700	8,483,406

		12,351,669
Health Care Equipment & Services - 7.98%
Beckman Coulter, Inc.	107,600	6,989,696
Coventry Health Care, Inc. (I)	337,600	7,612,880
Edwards Lifesciences Corp. (I)	112,900	9,289,412
Hologic, Inc. (I)	435,700	6,304,579
Humana, Inc. (I)	188,000	7,803,880
Intuitive Surgical, Inc. (I)(L)	33,300	9,341,982
SXC Health Solutions Corp. (I)	254,673	12,909,374

		60,251,803
Household & Personal Products - 2.47%
Avon Products, Inc.	218,900	7,497,325
Herbalife, Ltd.	265,400	11,130,876

		18,628,201
Insurance - 1.17%
Fortis (I)	1,784,439	7,570,189
Pearl Group, Ltd. (I)	104,576	1,280,086

		8,850,275
Materials - 5.73%
CF Industries Holdings, Inc.	86,900	7,417,784
Eagle Materials, Inc. (L)	378,600	10,207,056
Huabao International Holdings, Ltd.	8,938,000	9,422,029
Intrepid Potash, Inc. (I)	303,700	9,244,628
The Scotts Miracle-Gro Company, Class A	174,900	6,983,757

		43,275,254

Mid Cap Stock Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Media - 2.39%
Dreamworks Animation SKG, Inc. (I)	245,439	$8,214,843
Focus Media Holding, Ltd., ADR (I)(L)	786,100	9,873,416

		18,088,259
Pharmaceuticals, Biotechnology & Life Sciences - 3.79%
Alkermes, Inc. (I)	324,801	2,916,713
Amylin Pharmaceuticals, Inc. (I)(L)	234,067	3,337,795
Auxilium Pharmaceuticals, Inc. (I)(L)	198,500	6,921,695
Daiichi Sankyo Company, Ltd.	389,400	7,629,769
Watson Pharmaceuticals, Inc. (I)	209,880	7,784,449

		28,590,421
Real Estate - 0.11%
BR Malls Participacoes SA (I)	63,600	869,496
Retailing - 8.65%
Advance Auto Parts, Inc.	254,300	9,993,990
Best Buy Company, Inc.	295,000	12,634,850
Blue Nile, Inc. (I)(L)	87,100	4,868,019
Dick's Sporting Goods, Inc. (I)	311,800	6,472,968
Gap, Inc.	344,500	7,379,190
Kohl's Corp. (I)	94,200	5,005,788
Staples, Inc. (L)	322,200	7,513,704
Urban Outfitters, Inc. (I)	360,900	11,418,876

		65,287,385
Semiconductors & Semiconductor Equipment - 8.35%
Atheros Communications, Inc. (I)	285,300	8,122,491
Broadcom Corp., Class A (I)	264,500	7,723,400
Cypress Semiconductor Corp. (I)(L)	794,400	7,602,408
Marvell Technology Group, Ltd. (I)	507,500	7,825,650
Maxim Integrated Products, Inc. (L)	484,700	8,530,720
RF Micro Devices, Inc. (I)	1,821,460	7,868,707
Skyworks Solutions, Inc. (I)(L)	795,200	9,788,912
TriQuint Semiconductor, Inc. (I)	1,026,000	5,581,440

		63,043,728
Software & Services - 8.29%
Adobe Systems, Inc. (I)	211,800	7,429,944
BMC Software, Inc. (I)	188,100	7,285,113
Equinix, Inc. (I)	100,600	9,676,714
McAfee, Inc. (I)	173,890	6,633,904
NeuStar, Inc., Class A (I)	125,305	2,932,137
Rackspace Hosting, Inc. (I)(L)	240,200	4,446,102
Red Hat, Inc. (I)	325,600	8,693,520
VistaPrint NV (I)(L)	156,480	8,924,054
Western Union Company	356,693	6,580,986

		62,602,474
Technology Hardware & Equipment - 7.97%
Itron, Inc. (I)	100,500	6,109,395
Jabil Circuit, Inc.	671,800	8,941,658
Juniper Networks, Inc. (I)	272,500	7,120,425
Riverbed Technology, Inc. (I)	423,200	8,616,352
SanDisk Corp. (I)	435,300	8,584,116
Seagate Technology	875,100	13,240,263
Trimble Navigation, Ltd. (I)	337,600	7,538,608

		60,150,817
Telecommunication Services - 1.04%
American Tower Corp., Class A (I)	192,525	7,878,123

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Transportation - 4.03%
J.B. Hunt Transport Services, Inc.	147,100	$4,686,606
JetBlue Airways Corp. (I)	620,500	3,418,955
Localiza Rent A Car	897,500	10,020,507
Tam SA (I)(L)	441,900	7,746,507
US Airways Group, Inc. (I)(L)	1,227,200	4,528,368

		30,400,943

TOTAL COMMON STOCKS (Cost $635,987,968)		$734,878,611

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 15.65%
Bank of New York Tri-Party
Repurchase Agreement dated
11/30/2009 at 0.17% to be
repurchased at 8,900,042 on
12/01/2009, collateralized by
12,287,680 Federal Home Loan
Mortgage Corp., 7.00% due
06/01/2038 (valued at
9,078,001, including interest)	$8,900,000	$8,900,000

	Shares	Value
John Hancock Collateral
Investment Trust, 0.2196%

(W)(Y)	10,914,827	$109,259,600

TOTAL SHORT-TERM INVESTMENTS (Cost

$118,123,082)		$118,159,600

Total Investments (Cost $754,111,050) - 112.98%		$853,038,211

Other assets and liabilities, net - (12.98%)		(97,991,891)

TOTAL NET ASSETS - 100.00%		$755,046,320

Mid Cap Value Equity Fund

	Shares	Value

COMMON STOCKS - 98.01%
Automobiles & Components - 0.88%
Ford Motor Company (I)	26,680	$237,185
Goodyear Tire & Rubber Company (I)	93,234	1,278,238

		1,515,423
Banks - 1.10%
Cullen/Frost Bankers, Inc.	17,327	832,043
M&T Bank Corp. (L)	16,111	1,056,559

		1,888,602
Capital Goods - 14.97%
A.O. Smith Corp.	30,034	1,259,025
AGCO Corp. (I)	26,251	795,668
Chicago Bridge & Iron Company N.V.	47,162	829,580
Cooper Industries PLC	103,393	4,413,847
Cummins, Inc.	23,371	1,049,358
Eaton Corp.	52,802	3,374,048
Fluor Corp.	16,109	684,310
Foster Wheeler AG (I)	25,606	764,083
Goodrich Corp.	32,420	1,923,803
Ingersoll-Rand PLC	66,524	2,352,954
Insituform Technologies, Inc., Class A (I)	10,665	220,766

Mid Cap Value Equity Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Jacobs Engineering Group, Inc. (I)	17,305	$605,502
KBR, Inc.	26,224	488,553
Manitowoc Company, Inc. (L)	89,867	882,494
McDermott International, Inc. (I)	30,167	631,697
Parker-Hannifin Corp.	25,794	1,391,844
Rockwell Automation, Inc.	24,707	1,074,507
Stanley Works (L)	25,717	1,249,075
Terex Corp. (I)(L)	33,892	638,186
W.W. Grainger, Inc.	11,208	1,095,022

		25,724,322
Commercial & Professional Services - 0.97%
Ritchie Brothers Auctioneers, Inc.	69,858	1,664,018
Consumer Durables & Apparel - 2.95%
D.R. Horton, Inc. (L)	57,506	591,162
Hasbro, Inc.	29,077	862,133
KB Home (L)	22,250	301,488
Mohawk Industries, Inc. (I)	21,613	887,862
Pulte Homes, Inc.	70,477	644,160
VF Corp.	24,516	1,782,804

		5,069,609
Consumer Services - 1.41%
Penn National Gaming, Inc. (I)	19,233	515,252
Royal Caribbean Cruises, Ltd. (I)(L)	31,435	772,358
Starwood Hotels & Resorts Worldwide,
Inc.	35,541	1,138,023

		2,425,633
Diversified Financial Services - 0.25%
Artio Global Investors, Inc. (I)	18,414	421,681
Diversified Financials - 1.51%
Invesco, Ltd.	80,643	1,794,307
PICO Holdings, Inc. (I)	17,680	529,339
SLM Corp. (I)	24,760	271,617

		2,595,263
Energy - 9.48%
Alpha Natural Resources, Inc. (I)	19,122	707,514
BJ Services Company	16,620	312,124
Cameron International Corp. (I)	47,379	1,790,926
El Paso Corp.	111,944	1,070,185
Enbridge, Inc.	75,993	3,249,461
Newfield Exploration Company (I)	43,861	1,854,443
Noble Corp.	18,583	767,664
Pioneer Natural Resources Company	38,936	1,610,004
Smith International, Inc. (L)	28,063	762,752
Southwestern Energy Company (I)	39,816	1,750,311
Sunoco, Inc.	13,084	329,717
Transocean, Ltd. (I)	7,815	667,323
Ultra Petroleum Corp. (I)	30,129	1,415,762

		16,288,186
Food, Beverage & Tobacco - 3.37%
Lorillard, Inc.	74,359	5,793,303
Health Care Equipment & Services - 2.23%
Hospira, Inc. (I)	40,476	1,900,348
McKesson Corp.	20,932	1,298,203
Universal Health Services, Inc., Class B	11,271	629,936

		3,828,487

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Insurance - 12.18%
Aon Corp.	29,921	$1,158,840
Arch Capital Group, Ltd. (I)	8,849	618,014
Assurant, Inc.	50,585	1,546,383
Axis Capital Holdings, Ltd.	56,585	1,583,814
Everest Re Group, Ltd.	36,472	3,104,132
Lincoln National Corp.	64,825	1,485,141
Marsh & McLennan Companies, Inc.	21,455	483,810
PartnerRe, Ltd.	41,544	3,200,550
Transatlantic Holdings, Inc.	19,376	1,047,079
Willis Group Holdings, Ltd.	41,919	1,138,101
XL Capital, Ltd.	303,439	5,555,968

		20,921,832
Materials - 8.98%
Agrium, Inc. (I)	7,999	446,824
Cemex SA de CV, SADR (I)	85,215	962,077
Eastman Chemical Company	55,781	3,353,554
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	34,270	2,837,556
Lubrizol Corp.	36,167	2,622,831
Nucor Corp.	32,135	1,362,845
PPG Industries, Inc. (L)	38,486	2,287,223
Steel Dynamics, Inc.	42,191	713,872
United States Steel Corp. (L)	18,899	844,029

		15,430,811
Media - 1.69%
National Cinemedia, Inc.	90,928	1,328,458
Regal Entertainment Group	115,159	1,577,678

		2,906,136
Pharmaceuticals, Biotechnology & Life Sciences - 5.71%
Covance, Inc. (I)	25,750	1,367,583
Forest Laboratories, Inc. (I)	46,501	1,425,721
King Pharmaceuticals, Inc. (I)	115,591	1,367,442
Life Technologies Corp. (I)	29,954	1,491,110
Mylan, Inc. (I)(L)	232,311	4,151,398

		9,803,254
Real Estate - 4.52%
AvalonBay Communities, Inc., REIT	16,057	1,159,958
Boston Properties, Inc., REIT	9,660	647,027
Equity Residential, REIT	50,168	1,615,911
ProLogis Company, REIT (L)	64,467	843,228
Rayonier, Inc., REIT	38,251	1,520,095
St. Joe Company (I)(L)	32,042	797,846
Ventas, Inc., REIT	27,714	1,189,762

		7,773,827
Retailing - 3.15%
Abercrombie & Fitch Company, Class A
(L)	25,284	1,009,590
Bed Bath & Beyond, Inc. (I)(L)	18,512	691,608
Family Dollar Stores, Inc.	30,657	935,345
Genuine Parts Company	21,400	766,762
J.C. Penney Company, Inc.	9,935	285,532
Macy's, Inc. (L)	105,160	1,715,160

		5,403,997
Semiconductors & Semiconductor Equipment - 3.08%
LSI Logic Corp. (I)	289,676	1,532,386
Maxim Integrated Products, Inc.	94,218	1,658,237

Mid Cap Value Equity Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
MEMC Electronic Materials, Inc. (I)	14,309	$172,280
Microchip Technology, Inc. (L)	73,747	1,935,859

		5,298,762
Software & Services - 3.61%
Adobe Systems, Inc. (I)	40,544	1,422,284
Autodesk, Inc. (I)	57,343	1,344,693
BMC Software, Inc. (I)	45,703	1,770,077
Check Point Software Technologies, Ltd. (I)	13,518	427,034
McAfee, Inc. (I)	32,599	1,243,652

		6,207,740
Technology Hardware & Equipment - 2.21%
Agilent Technologies, Inc. (I)	60,256	1,742,604
Brocade Communications Systems, Inc. (I)	41,887	296,979
Celestica, Inc. (I)	214,967	1,760,580

		3,800,163
Telecommunication Services - 2.96%
CenturyTel, Inc. (L)	65,496	2,331,003
Qwest Communications International, Inc.
(L)	436,752	1,594,145
Windstream Corp.	117,662	1,167,207

		5,092,355
Transportation - 3.69%
AMR Corp. (I)	67,762	409,282
Continental Airlines, Inc. (I)(L)	42,307	603,298
CSX Corp.	43,020	2,042,590
Delta Air Lines, Inc. (I)	114,803	940,237
Kansas City Southern (I)	64,298	1,840,852
UAL Corp. (I)(L)	29,950	232,412
US Airways Group, Inc. (I)(L)	75,883	280,008

		6,348,679
Utilities - 7.11%
Allegheny Energy, Inc.	65,398	1,437,448
DTE Energy Company	35,165	1,410,468
EQT Corp.	23,500	967,025
Pepco Holdings, Inc.	119,409	1,946,367
Pinnacle West Capital Corp.	19,977	700,993
Questar Corp.	37,624	1,492,544
Sempra Energy	43,329	2,302,503
Wisconsin Energy Corp.	43,268	1,951,387

		12,208,735

TOTAL COMMON STOCKS (Cost $141,993,460)		$168,410,818

	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.49%
Automobiles & Components - 0.31%
Ford Motor Company	$467,000	$531,796
Telecommunication Services - 0.18%
Qwest Communications International, Inc.	302,000	301,623

TOTAL CONVERTIBLE BONDS (Cost $875,455)		$833,419

SHORT-TERM INVESTMENTS - 13.05%
Cash Equivalents - 13.05%
BNP Paribas Financial, Inc.	2,100,000	2,100,000

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS (continued)
Cash Equivalents (continued)
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	2,031,528	$20,329,092

		22,429,092

TOTAL SHORT-TERM INVESTMENTS (Cost

$22,424,825)		22,429,092

Total Investments (Cost $165,293,740) - 111.55%		$191,673,329

Other assets and liabilities, net - (11.55%)		(19,846,051)

TOTAL NET ASSETS - 100.00%		$171,827,278

Mid Value Fund

	Shares	Value

COMMON STOCKS - 93.53%
Automobiles & Components - 1.71%
BorgWarner, Inc. (L)	76,000	$2,295,960
TRW Automotive Holdings Corp. (I)	33,900	737,664
WABCO Holdings, Inc.	102,000	2,410,260

		5,443,884
Banks - 4.04%
Commerce Bancshares, Inc.	37,800	1,519,560
First Horizon National Corp. (I)	188,009	2,547,522
KeyCorp	343,400	2,012,324
Marshall & Ilsley Corp.	275,900	1,586,425
Radian Group, Inc.	98,000	438,060
Valley National Bancorp (L)	68,830	909,933
WestAmerica Bancorp	44,100	2,346,120
Wilmington Trust Corp. (L)	121,600	1,492,032

		12,851,976
Capital Goods - 1.77%
Dover Corp.	23,900	977,032
Raytheon Company	37,100	1,911,763
Textron, Inc.	136,600	2,738,830

		5,627,625
Commercial & Professional Services - 3.13%
Cintas Corp.	74,400	2,089,896
Equifax, Inc.	77,300	2,214,645
Manpower, Inc.	83,400	4,108,284
Verisk Analytics, Inc., Class A (I)	57,300	1,541,943

		9,954,768
Consumer Durables & Apparel - 2.34%
Fortune Brands, Inc.	43,200	1,659,312
Harman International Industries, Inc. (L)	40,300	1,515,683
Hasbro, Inc.	50,300	1,491,395
Mattel, Inc.	143,700	2,796,402

		7,462,792
Consumer Services - 3.43%
Career Education Corp. (I)(L)	154,100	4,011,223
Hyatt Hotels Corp., Class A (I)	14,900	428,375
International Game Technology	169,500	3,201,855
Weight Watchers International	119,100	3,296,688

		10,938,141

Mid Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financials - 3.97%
Discover Financial Services	244,900	$3,786,154
E*TRADE Financial Corp. (I)(L)	953,900	1,564,396
Greenhill & Company, Inc. (L)	30,700	2,506,655
Janus Capital Group, Inc.	266,700	3,491,103
Northern Trust Corp.	25,900	1,282,050

		12,630,358
Energy - 8.95%
Arch Coal, Inc. (L)	99,406	2,073,609
Baker Hughes, Inc.	17,400	708,876
BJ Services Company	177,400	3,331,572
Cimarex Energy Company	102,900	4,819,836
Murphy Oil Corp.	63,800	3,597,682
Nexen, Inc.	251,200	5,953,440
Suncor Energy, Inc. (L)	77,464	2,804,971
Sunoco, Inc.	92,300	2,325,960
Williams Companies, Inc.	144,500	2,874,105

		28,490,051
Food & Staples Retailing - 1.63%
Sysco Corp.	140,200	3,791,008
Whole Foods Market, Inc. (I)(L)	54,200	1,390,230

		5,181,238
Food, Beverage & Tobacco - 3.94%
Brown Forman Corp.	22,000	1,125,740
Campbell Soup Company (L)	125,400	4,385,238
Coca-Cola Enterprises, Inc.	26,300	516,795
Hershey Company	87,400	3,091,338
McCormick & Company, Inc.	67,700	2,415,536
Tootsie Roll Industries, Inc. (L)	39,728	1,009,886

		12,544,533
Health Care Equipment & Services - 6.39%
Boston Scientific Corp. (I)	134,200	1,123,254
Cardinal Health, Inc.	129,600	4,177,008
CareFusion Corp. (I)(L)	137,650	3,555,500
Healthsouth Corp. (I)(L)	336,900	5,909,226
Lincare Holdings, Inc. (I)	45,100	1,601,952
Select Medical Holdings Corp. (I)	164,100	1,485,105
Stryker Corp.	49,600	2,499,840

		20,351,885
Household & Personal Products - 2.12%
Alberto-Culver Company	125,900	3,544,085
Estee Lauder Companies, Inc., Class A	68,400	3,203,172

		6,747,257
Insurance - 4.94%
Allstate Corp.	116,400	3,306,924
Arthur J. Gallagher & Company	30,000	672,000
Axis Capital Holdings, Ltd.	32,700	915,273
Cincinnati Financial Corp. (L)	55,600	1,418,912
First American Corp.	35,600	1,129,232
Marsh & McLennan Companies, Inc.	127,800	2,881,890
OneBeacon Insurance Group, Ltd.	65,200	912,800
Progressive Corp. (I)	166,400	2,790,528
The Travelers Companies, Inc.	32,400	1,697,436

		15,724,995

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 7.29%
Alcoa, Inc. (L)	118,000	$1,477,360
AngloGold Ashanti, Ltd., SADR (L)	3,400	149,736
Domtar Corp. (I)(L)	28,233	1,592,906
Franco-Nevada Corp.	68,200	1,836,502
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	14,500	1,200,600
Gold Fields, Ltd.	112,100	1,656,838
International Flavors & Fragrances, Inc.	41,000	1,669,520
Nalco Holding Company	128,800	3,150,448
Temple-Inland, Inc.	140,500	2,527,595
The Washington Post Company, Class B	3,900	1,613,079
Weyerhaeuser Company	163,100	6,351,113

		23,225,697
Media - 4.33%
Cablevision Systems Corp.	5,400	135,108
Discovery Communications, Inc. (I)	29,600	829,984
Discovery Communications, Inc., Series A
(I)	34,600	1,105,470
DISH Network Corp.	95,800	1,984,018
Liberty Media - Starz, Series A (I)	22,400	1,071,840
Meredith Corp. (L)	148,800	3,920,880
Scholastic Corp.	101,100	2,548,731
Scripps Networks Interactive, Inc., Class A	55,400	2,191,070

		13,787,101
Pharmaceuticals, Biotechnology & Life Sciences - 0.59%
Biogen Idec, Inc. (I)	13,500	633,690
OSI Pharmaceuticals, Inc. (I)(L)	37,400	1,245,794

		1,879,484
Real Estate - 4.13%
Cousins Properties, Inc., REIT	153,600	1,105,920
Duke Realty Corp., REIT	23,400	262,314
Federal Realty Investment Trust, REIT	4,700	302,304
Kimco Realty Corp., REIT (L)	218,300	2,689,456
SL Green Realty Corp., REIT (L)	44,900	1,994,458
St. Joe Company (I)(L)	123,200	3,067,680
Starwood Property Trust, Inc., REIT	61,300	1,189,220
Vornado Realty Trust, REIT (L)	14,758	966,059
Weingarten Realty Investors, REIT (L)	81,600	1,583,856

		13,161,267
Retailing - 4.88%
Bed Bath & Beyond, Inc. (I)(L)	49,200	1,838,112
CarMax, Inc. (I)(L)	83,100	1,652,028
Dollar General Corp. (I)	62,900	1,446,700
Expedia, Inc. (I)	54,800	1,396,304
Gap, Inc.	207,800	4,451,076
Liberty Media Corp. - Interactive A (I)	276,400	2,940,896
Tiffany & Company	42,800	1,826,704

		15,551,820
Semiconductors & Semiconductor Equipment - 1.71%
ASML Holding NV	36,700	1,137,333
National Semiconductor Corp. (L)	52,200	762,120
Novellus Systems, Inc. (I)	137,100	2,836,599
Xilinx, Inc.	31,100	704,104

		5,440,156

Mid Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services - 3.23%
Automatic Data Processing, Inc.	16,300	$708,235
CA, Inc.	64,700	1,429,870
Electronic Arts, Inc. (I)	83,800	1,415,382
Paychex, Inc.	114,700	3,595,845
Total Systems Services, Inc.	182,400	3,151,872

		10,301,204
Technology Hardware & Equipment - 6.06%
AVX Corp.	215,100	2,594,106
Harris Corp.	53,000	2,326,700
Molex, Inc.	256,700	4,209,880
Motorola, Inc. (I)	357,900	2,866,779
National Instruments Corp.	59,000	1,683,270
Seagate Technology	138,300	2,092,479
Tyco Electronics, Ltd.	151,600	3,518,636

		19,291,850
Telecommunication Services - 1.18%
Telephone & Data Systems, Inc.	33,800	1,030,562
Telephone & Data Systems, Inc. - Special Shares	94,700	2,722,625

		3,753,187
Transportation - 3.02%
Delta Air Lines, Inc. (I)	217,000	1,777,230
Hertz Global Holdings, Inc. (I)(L)	195,300	1,913,940
Southwest Airlines Company	642,500	5,911,000

		9,602,170
Utilities - 8.75%
Allegheny Energy, Inc.	149,200	3,279,416
Ameren Corp.	35,200	914,848
American Electric Power Company, Inc.	58,100	1,870,239
Calpine Corp. (I)	215,000	2,390,800
Constellation Energy Group, Inc.	47,400	1,508,268
Duke Energy Corp.	148,000	2,468,640
FirstEnergy Corp.	43,400	1,869,672
Integrys Energy Group, Inc.	21,300	820,902
Mirant Corp. (I)	262,500	3,738,000
NiSource, Inc.	131,000	1,866,750
NRG Energy, Inc. (I)(L)	103,400	2,475,396
Pepco Holdings, Inc.	89,200	1,453,960
Pinnacle West Capital Corp.	40,800	1,431,672
PNM Resources, Inc.	60,300	671,742
TECO Energy, Inc.	73,600	1,085,600

		27,845,905

TOTAL COMMON STOCKS (Cost $242,207,527)		$ 297,789,344

PREFERRED STOCKS - 0.24%
Insurance - 0.24%

Assured Guaranty, Ltd., 8.50%	8,300	774,888

TOTAL PREFERRED STOCKS (Cost $415,000)		$774,888

	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.67%

Capital Goods - 0.29%
Textron, Inc.	550,000	930,875
Diversified Financials - 0.10%
Janus Capital Group, Inc.	269,000	316,075

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mid Value Fund (continued)

	Shares	Value

CONVERTIBLE BONDS (continued)
Materials - 0.04%
Alcoa, Inc.	$62,000	130,588
Transportation - 0.24%

Hertz Global Holdings, Inc.	539,000	759,990

TOTAL CONVERTIBLE BONDS (Cost $1,461,176)		$2,137,528

SHORT-TERM INVESTMENTS - 17.41%
Cash Equivalents - 17.20%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	4,088,902	40,930,724
T. Rowe Price Reserve Investment Fund,
0.2452%	13,843,149	13,843,149

		54,773,873
Repurchase Agreement - 0.21%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 660,001 on 12-01-2009,
collateralized by 565,000 Federal
National Mortgage Association, 6.21%
due 08-06-2038 (valued at 678,000,

including interest)	660,000	660,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$55,432,321)		$55,433,873

Total Investments (Cost $299,516,024) - 111.85%		$356,135,633

Other assets and liabilities, net - (11.85%)		(37,738,093)

TOTAL NET ASSETS - 100.00%		$318,397,540

Natural Resources Fund

	Shares	Value

COMMON STOCKS - 97.32%
Energy - 65.45%
Baker Hughes, Inc. (L)	301,800	$12,295,327
BP PLC, SADR (L)	277,627	15,874,712
Cameco Corp.	497,922	14,340,154
Canadian Natural Resources, Ltd.	532,333	35,544,350
Chesapeake Energy Corp.	683,100	16,339,752
ConocoPhillips	291,228	15,076,874
CONSOL Energy, Inc.	443,386	20,360,285
Denbury Resources, Inc. (I)(L)	745,800	9,896,766
Devon Energy Corp.	224,300	15,106,605
EnCana Corp.	404,554	21,684,309
Eni SpA SADR (L)	138,300	6,879,042
EOG Resources, Inc.	358,069	30,969,388
Exxon Mobil Corp.	429,505	32,242,940
Gazprom OAO, SADR	1,010,872	23,290,755
Halliburton Company	372,602	10,939,595
Hess Corp.	233,800	13,551,048
Lukoil OAO, ADR (L)	135,827	7,891,549
Marathon Oil Corp.	391,209	12,761,238
Noble Energy, Inc.	157,264	10,261,476
Peabody Energy Corp.	286,400	12,733,344
PetroChina Company, Ltd.	95,800	11,965,420

Natural Resources Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Petroleo Brasileiro SA, ADR (L)	333,096	$17,081,163
Reliance Industries, Ltd., GDR (L)(S)	210,272	9,685,768
Royal Dutch Shell PLC, ADR	148,269	8,860,555
Suncor Energy, Inc.	808,041	29,017,201
Talisman Energy, Inc.	734,798	12,671,332
Total SA, SADR (L)	347,762	21,627,319
Ultra Petroleum Corp. (I)	153,600	7,217,664
Valero Energy Corp.	738,766	11,738,992
Williams Companies, Inc.	417,700	8,308,053
XTO Energy, Inc.	404,632	17,172,582

		493,385,558
Materials - 30.07%
Alumina, Ltd. (I)	9,963,940	14,006,747
Anglo American PLC (I)	281,872	12,196,452
Anglo Platinum, Ltd. (I)	211,947	21,906,586
AngloGold Ashanti, Ltd., SADR (L)	309,341	13,623,378
Barrick Gold Corp.	403,556	17,227,806
Compania de Minas Buenaventura SA,
ADR	65,300	2,621,795
Gold Fields, Ltd.	916,923	13,517,688
International Paper Company	633,000	16,109,850
POSCO, SADR (L)	173,500	20,681,200
Rio Tinto PLC, SADR (L)	37,400	7,633,340
Sumitomo Metal Industries, Ltd.	2,523,000	6,398,441
Vale SA, SADR (L)	1,242,704	30,446,248
Vedanta Resources PLC (L)	679,267	26,040,650
Xstrata PLC (I)	1,357,923	24,260,885

		226,671,066
Utilities - 1.80%

EQT Corp.	330,160	13,586,084

TOTAL COMMON STOCKS (Cost $659,407,064)		$733,642,708

SHORT-TERM INVESTMENTS - 21.07%
Cash Equivalents - 17.91%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	13,496,388	135,055,656
Repurchase Agreement - 3.16%
Bank of New York Tri-Party Repurchase
Agreement dated 11-30-09 at 0.17% to
be repurchased at 23,800,112 on 12-01-
2009, collateralized by 31,088,079
Federal National Mortgage Association,
6.00% due 12-01-2037 (valued at

24,276,000 including interest)	23,800,000	23,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$158,896,112)		158,855,656

Total Investments (Cost $818,303,176) - 118.39%		$892,498,364

Other assets and liabilities, net - (18.39%)		(138,646,513)

TOTAL NET ASSETS - 100.00%		$753,851,851

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Optimized Value Fund

	Shares	Value

COMMON STOCKS - 99.23%
Automobiles & Components - 1.25%
Johnson Controls, Inc.	143,831	$3,890,629
Banks - 3.28%
Hudson City Bancorp, Inc.	191,069	2,539,307
Wells Fargo & Company	275,529	7,725,833

		10,265,140
Capital Goods - 9.42%
Alliant Techsystems, Inc. (I)	69,944	5,995,600
General Dynamics Corp.	80,394	5,297,965
General Electric Company	392,054	6,280,705
Pall Corp.	112,671	3,586,318
Raytheon Company	61,036	3,145,185
Siemens AG	15,279	1,506,815
Stanley Works	74,567	3,621,719

		29,434,307
Consumer Durables & Apparel - 1.37%
Coach, Inc.	55,341	1,923,100
Newell Rubbermaid, Inc.	163,141	2,367,176

		4,290,276
Diversified Financials - 12.17%
Affiliated Managers Group, Inc. (I)	42,366	2,762,687
Bank of America Corp.	95,240	1,509,554
Bank of New York Mellon Corp.	133,765	3,563,500
Citigroup, Inc.	381,957	1,569,843
Credit Suisse Group AG	41,133	2,155,781
Goldman Sachs Group, Inc.	52,175	8,852,011
JPMorgan Chase & Company	207,291	8,807,795
NASDAQ OMX Group, Inc. (I)	181,902	3,397,929
State Street Corp.	131,343	5,424,466

		38,043,566
Energy - 19.42%
Apache Corp.	61,104	5,821,989
Chevron Corp.	93,688	7,311,412
ConocoPhillips	143,023	7,404,301
Devon Energy Corp.	34,749	2,340,345
El Paso Corp.	231,585	2,213,953
Exxon Mobil Corp.	137,796	10,344,339
Forest Oil Corp. (I)	93,140	1,706,325
Marathon Oil Corp.	96,615	3,151,581
Newfield Exploration Company (I)	54,044	2,284,980
Noble Corp.	129,693	5,357,618
Southern Union Company	92,905	1,924,992
Total SA, SADR	79,436	4,940,125
Transocean, Ltd. (I)	69,105	5,900,876

		60,702,836
Food, Beverage & Tobacco - 3.34%
ConAgra Foods, Inc.	288,955	6,411,911
Dr Pepper Snapple Group, Inc.	88,384	2,314,777
PepsiCo, Inc.	27,525	1,712,606

		10,439,294
Health Care Equipment & Services - 2.57%
AmerisourceBergen Corp.	144,042	3,556,397
Baxter International, Inc.	30,530	1,665,412
Covidien PLC	60,168	2,817,066

		8,038,875

Optimized Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Household & Personal Products - 1.40%
Colgate-Palmolive Company	20,310	$1,709,899
The Procter & Gamble Company	42,958	2,678,431

		4,388,330
Insurance - 4.95%
American Financial Group, Inc.	104,627	2,538,251
Endurance Specialty Holdings, Ltd.	77,779	2,908,157
Lincoln National Corp.	134,468	3,080,662
PartnerRe, Ltd.	24,304	1,872,380
Torchmark Corp.	76,774	3,338,134
Unum Group	91,042	1,733,440

		15,471,024
Materials - 3.18%
Celanese Corp., Series A	52,218	1,554,008
E.I. Du Pont de Nemours & Company	54,873	1,897,508
Owens-Illinois, Inc. (I)	104,252	3,259,960
Pactiv Corp. (I)	132,743	3,232,292

		9,943,768
Media - 1.96%
Comcast Corp., Class A	241,588	3,544,096
Viacom, Inc., Class B (I)	87,605	2,596,612

		6,140,708
Pharmaceuticals, Biotechnology & Life Sciences - 4.13%
Abbott Laboratories	100,422	5,471,995
Johnson & Johnson	55,070	3,460,599
Pfizer, Inc.	219,136	3,981,701

		12,914,295
Real Estate - 3.94%
Annaly Capital Management, Inc., REIT	494,229	9,098,756
Hospitality Properties Trust, REIT	165,638	3,215,034

		12,313,790
Retailing - 4.62%
Gap, Inc.	148,505	3,180,977
Genuine Parts Company	26,221	939,498
Guess?, Inc.	79,174	2,933,397
Home Depot, Inc.	58,438	1,598,864
Ross Stores, Inc.	131,840	5,798,323

		14,451,059
Semiconductors & Semiconductor Equipment - 2.48%
Intel Corp.	130,194	2,499,725
Skyworks Solutions, Inc. (I)	194,512	2,394,443
Taiwan Semiconductor
Manufacturing Compay, Ltd., SADR	273,702	2,843,764

		7,737,932
Software & Services - 4.51%
Check Point Software Technologies, Ltd.
(I)	82,352	2,601,500
Convergys Corp. (I)	224,528	2,510,223
Google, Inc., Class A (I)	3,102	1,808,466
Lender Processing Services, Inc.	136,065	5,684,796
SAIC, Inc. (I)	83,864	1,494,456

		14,099,441

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Optimized Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment - 3.69%
Avnet, Inc. (I)	154,741	$4,216,692
Cisco Systems, Inc. (I)	40,107	938,504
EMC Corp. (I)	143,207	2,410,174
Seagate Technology	263,110	3,980,854

		11,546,224
Telecommunication Services - 6.07%
AT&T, Inc.	221,554	5,968,665
CenturyTel, Inc.	160,668	5,718,174
Mobile Telesystems, SADR	49,866	2,497,289
NII Holdings, Inc. (I)	65,825	1,961,585
Verizon Communications, Inc.	89,489	2,815,324

		18,961,037
Utilities - 5.48%
American Electric Power Company, Inc.	58,274	1,875,840
Dominion Resources, Inc.	110,233	4,010,277
Energen Corp.	55,526	2,415,381
Sempra Energy	125,179	6,652,012
UGI Corp.	93,004	2,183,734

		17,137,244

TOTAL COMMON STOCKS (Cost $276,708,598)		$310,209,775

SHORT-TERM INVESTMENTS - 0.63%
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.01% to be repurchased at
1,980,001 on 12/01/2009,
collateralized by 2,000,000 U.S.
Treasury Notes, 1.375% due
05/15/2012 (valued at

2,020,000, including interest)	1,980,000	1,980,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,980,000)		1,980,000

Total Investments (Cost $278,688,598) - 99.86%		$312,189,775

Other assets and liabilities, net - 0.14%		423,904

TOTAL NET ASSETS - 100.00%		$312,613,679

Real Estate Equity Fund

	Shares	Value

COMMON STOCKS - 92.18%
Consumer Services - 3.64%
Gaylord Entertainment Company (I)	113,800	$2,002,876
Marriott International, Inc., Class A	143,875	3,700,459
Starwood Hotels & Resorts Worldwide,
Inc.	67,600	2,164,552

		7,867,887
Real Estate - 88.54%
Alexandria Real Estate Equities, Inc., REIT	37,600	2,119,512
AMB Property Corp., REIT	216,200	5,091,510
AvalonBay Communities, Inc., REIT (L)	115,916	8,373,772
Boston Properties, Inc., REIT (L)	106,150	7,109,927

Real Estate Equity Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Real Estate (continued)
BRE Properties, Inc., REIT	182,640	$5,722,111
Brookfield Properties Corp., REIT	311,000	3,501,860
Camden Property Trust, REIT	191,900	7,436,125
CBL & Associates Properties, Inc., REIT	495,714	4,590,312
Colony Financial, Inc., REIT (I)	43,700	822,871
Cousins Properties, Inc., REIT	241,335	1,737,612
DCT Industrial Trust, Inc., REIT	526,500	2,500,875
Douglas Emmett, Inc., REIT	371,800	5,101,096
EastGroup Properties, Inc., REIT	74,800	2,836,416
Equity One, Inc., REIT	333,000	5,377,950
Equity Residential, REIT	265,350	8,546,924
Essex Property Trust, Inc., REIT	69,800	5,566,550
Federal Realty Investment Trust, REIT	112,380	7,228,282
Healthcare Realty Trust, Inc., REIT (L)	196,100	4,331,849
Highwoods Properties, Inc., REIT	106,500	3,259,965
Host Hotels & Resorts, Inc., REIT	370,950	3,902,394
Kilroy Realty Corp., REIT (L)	210,000	6,327,300
Kimco Realty Corp., REIT	517,800	6,379,296
LaSalle Hotel Properties, REIT	120,920	2,252,740
Macerich Company, REIT	214,975	6,397,656
Plum Creek Timber Company, Inc., REIT	101,700	3,507,633
Post Properties, Inc., REIT	112,700	2,077,061
Public Storage, Inc., REIT	95,100	7,568,058
Regency Centers Corp., REIT (L)	208,050	6,963,434
Simon Property Group, Inc., REIT (L)	273,872	19,899,540
SL Green Realty Corp., REIT (L)	181,100	8,044,462
St. Joe Company (I)	40,300	1,003,470
Starwood Property Trust, Inc., REIT	149,100	2,892,540
Taubman Centers, Inc., REIT (L)	150,400	5,167,744
Vornado Realty Trust, REIT (L)	177,050	11,589,693
Washington, REIT	124,500	3,249,450
Weingarten Realty Investors, REIT	136,100	2,641,701

		191,119,691

TOTAL COMMON STOCKS (Cost $152,966,718)		$198,987,578

	Principal
	Amount	Value

CONVERTIBLE BONDS - 7.26%
Real Estate - 7.26%
Alexandria Real Estate Equities,
Inc.
8.000%, 04/15/2029 (S)	$1,844,000	$2,874,335
Forest City Enterprises, Inc.
5.000%, 10/15/2016 (S)	1,550,000	1,586,813
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)	6,223,000	5,597,252
ProLogis
2.250%, 04/01/2037 (L)	3,622,000	3,345,823
SL Green Realty Corp.
3.000%, 03/30/2027 (S)	2,487,000	2,266,279

		15,670,502

TOTAL CONVERTIBLE BONDS (Cost $9,133,026)		$15,670,502

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 31.44%
John Hancock Collateral
Investment Trust (W)(Y)	$6,172,519	$61,767,163
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
469,001 on 12-01-09,
collateralized by 505,000
Federal National Mortgage
Association, 5.00% due 4-30-29
(valued at 478,488 including
interest)	469,000	469,000
T. Rowe Price Reserve Investment

Fund	5,631,153	5,631,153

TOTAL SHORT-TERM INVESTMENTS (Cost
$67,864,048)		$67,867,316

Total Investments (Cost $229,963,792) - 130.88%		$282,525,396

Other assets and liabilities, net - (30.88%)		(66,664,321)

TOTAL NET ASSETS - 100.00%		$215,861,075

Real Estate Securities Fund

	Shares	Value

COMMON STOCKS - 99.33%
Real Estate - 99.33%
AMB Property Corp., REIT	80,300	$1,891,065
American Campus Communities, Inc.,
REIT	253,861	6,841,554
Apartment Investment & Management
Company, Class A, REIT (L)	462,317	6,245,903
AvalonBay Communities, Inc., REIT (L)	120,549	8,708,460
BioMed Realty Trust, Inc., REIT	322,004	4,408,235
Boston Properties, Inc., REIT (L)	270,914	18,145,820
BRE Properties, Inc., REIT	242,648	7,602,162
Cogdell Spencer, Inc., REIT	286,062	1,444,613
DiamondRock Hospitality Company, REIT
(I)	394,867	3,174,731
Digital Realty Trust, Inc., REIT (L)	200,300	9,746,598
Douglas Emmett, Inc., REIT	174,700	2,396,884
Duke Realty Corp., REIT	187,699	2,104,106
Education Realty Trust, Inc., REIT	141,250	699,187
Entertainment Properties Trust, REIT	87,111	2,751,836
Equity Residential, REIT	401,803	12,942,075
Government Properties Income Trust,
REIT	54,838	1,369,305
HCP, Inc., REIT (L)	394,273	12,340,745
Health Care, Inc., REIT (L)	254,442	11,335,391
Host Hotels & Resorts, Inc., REIT	253,561	2,667,462
Kilroy Realty Corp., REIT (L)	214,896	6,474,816
LaSalle Hotel Properties, REIT	130,883	2,438,350
LTC Properties, Inc., REIT	76,153	1,957,894
Mack-Cali Realty Corp., REIT	24,250	744,232
Nationwide Health Properties, Inc., REIT	320,206	10,890,206
ProLogis Company, REIT (L)	881,260	11,526,881
PS Business Parks, Inc., REIT	64,922	3,086,392
Public Storage, Inc., REIT	252,876	20,123,872

Real Estate Securities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Real Estate (continued)
Ramco-Gershenson Properties Trust, REIT	164,526	$1,497,187
Regency Centers Corp., REIT (L)	415,867	13,919,068
Retail Opportunity Investments Corp.,
REIT (I)	113,225	1,176,408
Senior Housing Properties Trust, REIT	450,773	9,362,555
Simon Property Group, Inc., REIT (L)	493,179	35,834,386
SL Green Realty Corp., REIT (L)	188,687	8,381,476
Sovran Self Storage, Inc., REIT	87,882	2,840,346
Sunstone Hotel Investors, Inc. (I)	497,665	4,031,086
Taubman Centers, Inc., REIT (L)	266,078	9,142,440
Vornado Realty Trust, REIT (L)	115,403	7,554,306
Washington, REIT	227,678	5,942,396

		273,740,429

TOTAL COMMON STOCKS (Cost $249,104,830)		$273,740,429

SHORT-TERM INVESTMENTS - 29.14%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	7,767,005	77,722,870

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement with State
Street Corp. dated 11/30/2009 at
0.05% to be repurchased at
2,588,004 on 12/01/2009,
collateralized by 2,520,000
Federal Home Loan Mortgage
Corp., 5.125% due 08/23/2010
(valued at 2,642,850, including

interest)	2,588,000	2,588,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$80,333,344)		$80,310,870

Total Investments (Cost $329,438,174) - 128.47%		$354,051,299

Other assets and liabilities, net - (28.47%)		(78,460,801)

TOTAL NET ASSETS - 100.00%		$275,590,498

Real Return Bond Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 90.41%
Treasury Inflation Protected Securities - 58.25%
0.625%, 04/15/2013	28,609,280	$29,266,407
1.625%, 01/15/2015 to
01/15/2018	13,552,328	14,308,968
1.875%, 07/15/2015	47,964,960	51,434,937
2.000%, 07/15/2014 to
01/15/2026 (F)	174,652,236	186,226,140

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Treasury Inflation Protected Securities (continued)
2.375%, 01/15/2017 to
01/15/2027	169,840,380	$186,503,891
2.500%, 07/15/2016	33,685,785	37,480,691
3.375%, 01/15/2012	1,581,138	1,702,318
3.625%, 04/15/2028	26,571,674	34,190,278
1.750%, 01/15/2028	8,659,308	8,687,044
2.500%, 01/15/2029	38,827,354	43,468,426
3.875%, 04/15/2029	95,473,874	127,964,779

		721,233,879
U.S. Treasury Bond - 1.50%
1.250%, 04/15/2014	17,756,178	18,580,171
U.S. Treasury Notes - 29.88%
1.000%, 07/31/2011 to
10/31/2011	6,479,000	6,526,625
1.375%, 07/15/2018	25,337,950	26,090,183
1.875%, 07/15/2013	83,250,888	88,519,087
2.125%, 01/15/2019	33,194,370	36,187,042
2.375%, 04/15/2011	59,843,300	62,031,291
2.625%, 07/15/2017	62,000,190	69,725,972
3.000%, 07/15/2012	33,992,262	36,847,068
3.125%, 10/31/2016	3,000,000	3,087,891
3.375%, 11/15/2019	2,400,000	2,435,256
3.500%, 01/15/2011	36,853,245	38,505,892

		369,956,307
Federal Home Loan Mortgage Corp. - 0.15%
4.500%, 05/15/2017	110,889	115,201
5.500%, 11/15/2018	1,614,810	1,696,394

		1,811,595
Federal National Mortgage Association - 0.40%
0.436%, 10/27/2037 (P)	5,000,000	4,800,127
1.958%, 10/01/2044 (P)	88,165	88,628
6.500%, 06/01/2035 to
11/01/2037	22,908	24,928

		4,913,683
Small Business Administration - 0.23%
4.504%, 02/10/2014	577,962	602,268
4.880%, 11/01/2024	2,119,788	2,260,796

		2,863,064

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,060,806,483)		$1,119,358,699

FOREIGN GOVERNMENT OBLIGATIONS - 0.16%
Japan - 0.16%
Government of Japan
1.400%, 06/10/2018 JPY	178,920,000	1,958,516

		1,958,516

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$1,696,815)		$1,958,516

Real Return Bond Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS - 12.17%
Advertising - 0.11%
Omnicom Group, Inc.
5.900%, 04/15/2016		1,250,000	$1,353,630
Banks - 5.41%
American Express Bank FSB
5.500%, 04/16/2013		900,000	965,654
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		1,900,000	2,091,906
Barclays Bank PLC
6.050%, 12/04/2017 (S)		5,200,000	5,413,668
7.434%, 09/29/2049 (S)		600,000	552,000
10.179%, 06/12/2021 (S)		160,000	213,614
Citigroup, Inc.
0.313%, 12/28/2009 (P)		4,000,000	4,000,036
5.500%, 04/11/2013		1,300,000	1,343,615
HBOS PLC
6.750%, 05/21/2018 (S)		1,000,000	929,872
Morgan Stanley
0.534%, 01/18/2011 (P)		2,000,000	1,988,332
0.734%, 10/18/2016 (P)		400,000	360,260
2.373%, 05/14/2010 (P)		11,500,000	11,580,845
National Australia Bank, Ltd.
0.725%, 02/08/2010 (P)(S)		7,600,000	7,601,444
5.350%, 06/12/2013 (S)		1,700,000	1,851,334
Royal Bank of Scotland Group PLC
1.500%, 03/30/2012 (S)		20,600,000	20,413,510
7.092%, 10/29/2049 EUR		400,000	264,273
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,419,816

			66,990,179
Chemicals - 0.08%
RPM International, Inc., Sr Note
6.500%, 02/15/2018		1,000,000	1,035,169
Computers - 0.31%
Hewlett-Packard Company
2.250%, 05/27/2011		3,800,000	3,880,161
Diversified Financial Services - 2.94%
American Express Credit
Corp., Sr Note
5.125%, 08/25/2014		1,700,000	1,810,162
Citigroup Capital XXI
8.300%, 12/21/2057 (P)		1,100,000	979,000
Citigroup Funding, Inc.
1.325%, 05/07/2010 (P)		600,000	601,370
DaimlerChrysler
Financial Company
5.000%, 08/03/2012		3,716,594	3,571,027
Ford Motor Credit Company LLC
7.250%, 10/25/2011		6,350,000	6,338,710
7.800%, 06/01/2012		450,000	449,649
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	909,698
Green Valley, Ltd.
4.343%, 01/10/2011 (P)(S)	EUR	400,000	577,027
International Lease Finance Corp.
6.625%, 11/15/2013		600,000	484,291
LeasePlan Corp.
3.000%, 05/07/2012 (S)		1,800,000	1,861,198
Lehman Brothers Holdings, Inc.

The accompanying notes are an integral part of the financial statements
162

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
1.000%, 04/05/2011 (H) EUR	36,000	$8,919
5.125%, 06/27/2014 (H)	884,502	219,880
6.200%, 09/26/2014 (H)	300,000	58,500
6.875%, 05/02/2018 (H)	1,200,000	255,000
7.000%, 09/27/2027 (H)	300,000	58,500
Longpoint Re, Ltd.
5.549%, 05/08/2010 (P)(S)	800,000	794,000
Merna Reinsurance, Ltd.
0.933%, 07/07/2010 (S)	3,500,000	3,422,650
Merrill Lynch &
Company, Inc., MTN
6.875%, 04/25/2018	5,000,000	5,363,145
Mystic Re, Ltd.
10.254%, 06/07/2011 (P)(S)	1,500,000	1,542,900
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)	2,500,000	2,688,568
Santander Perpetual SA Unipersonal
6.671%, 10/29/2049 (S)	2,500,000	2,287,845
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)	1,300,000	1,382,446
Vita Capita II, Ltd.
1.190%, 01/01/2010 (P)(S)	300,000	298,920
Vita Capital III, Ltd., Series B-II
1.410%, 01/01/2012 (P)(S)	500,000	465,400

		36,428,805
Healthcare Services - 0.02%
UnitedHealth Group, Inc.
4.875%, 02/15/2013	200,000	210,885
Insurance - 2.07%
American International
Group, Inc.,
MTN, Sr Note
5.850%, 01/16/2018	2,800,000	2,125,743
American International
Group, Inc., Series 1
0.394%, 10/18/2011 (P)	1,200,000	1,070,306
American International
Group, Inc., Series WI
8.175%, 05/15/2058 (P)	1,500,000	855,000
Foundation Re II, Ltd.
7.023%, 11/26/2010 (P)(S)	600,000	596,801
Metropolitan Life Global Funding I
2.202%, 06/10/2011 (P)(S)	8,200,000	8,187,848
5.125%, 04/10/2013 (S)	800,000	858,156
New York Life Global
Funding
4.650%, 05/09/2013 (S)	1,800,000	1,926,104
Pacific Life Global Funding
5.150%, 04/15/2013 (S)	600,000	637,285
Pricoa Global Funding I
0.413%, 06/26/2012 (P)(S)	7,600,000	7,128,580
Residential Reinsurance 2007, Ltd.
7.506%, 06/07/2010 (P)(S)	2,200,000	2,211,000

		25,596,823
Oil & Gas - 0.06%
Gaz Capital SA
7.343%, 04/11/2013 (S)	300,000	316,500
8.146%, 04/11/2018 (S)	400,000	424,520

		741,020

Real Return Bond Fund (continued)
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines - 0.83%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	9,300,000	$10,239,821
Retail - 0.34%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	1,000,000	945,000
Macy's Retail Holdings, Inc.
7.450%, 07/15/2017	1,000,000	993,750
Yum! Brands, Inc.
6.250%, 03/15/2018	2,000,000	2,203,296

		4,142,046

TOTAL CORPORATE BONDS (Cost 150,856,452)		$150,618,539

MUNICIPAL BONDS - 0.16%
New Jersey - 0.05%
Tobacco Settlement Financing
Corp. of New Jersey
5.000%, 06/01/2041	900,000	587,385
Ohio - 0.05%
Buckeye Tobacco Settlement
Financing Authority
6.000%, 06/01/2042	800,000	601,112
West Virginia - 0.06%
Tobacco Settlement Finance
Authority of West Virginia

7.467%, 06/01/2047	960,000	739,728

TOTAL MUNICIPAL BONDS (Cost 2,479,564)		$1,928,225

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.92%
Banc of America Commercial
Mortgage, Inc., Series 2006-5,
Class A4 5.414%, 09/10/2047	500,000	472,948
BCAP LLC Trust, Series 2006
-AA2, Class A1
0.406%, 01/25/2037 (P)	804,124	413,798
Bear Stearns Adjustable Rate Mortgage
Trust
Series 2005-2, Class A2,
2.194%, 03/25/2035 (P)	451,678	386,836
Series 2005-5, Class A1,
2.430%, 08/25/2035 (P)	407,781	341,737
Series 2005-2, Class A1,
2.830%, 03/25/2035 (P)	1,338,764	1,150,650
Series 2003-3, Class 3A2,
4.440%, 05/25/2033 (P)	172,088	162,758
Series 2005-5, Class A2,
4.550%, 08/25/2035 (P)	718,532	651,144
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.888%, 12/10/2049 (P)	183,000	161,679
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.780%, 12/25/2035 (P)	86,318	74,803
Series 2005-6, Class A3,
4.098%, 08/25/2035 (P)	138,877	117,944

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2005-6, Class A2,
4.248%, 08/25/2035 (P)	549,779	$471,405
Series 2005-6, Class A1,
5.440%, 08/25/2035 (P)	490,971	433,035
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD5, Class
A4
5.886%, 11/15/2044 (P)	500,000	468,771
Credit Suisse Mortgage Capital Certificates,
Series 2007-C3, Class A4
5.912%, 06/15/2039 (P)	750,000	593,633
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB17, Class
A4
5.429%, 12/12/2043	620,000	588,395
JPMorgan Chase Comm
ercial Mortgage Secur
ities Corp.,
Series 2006-
LDP9, Class A3
5.336%, 05/15/2047	800,000	673,823
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)	200,000	174,362
MASTR Alternative Loans Trust, Series
2006-2, Class 2A1
0.636%, 03/25/2036 (P)	994,469	477,331
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-9, Class A4
5.700%, 09/12/2049	400,000	328,434
Morgan Stanley Capital I, Series 2007-IQ15,
Class A4
6.076%, 06/11/2049 (P)	1,160,000	1,024,196
Residential Accredit Loans, Inc., Series
2006-QO6, Class A1
0.416%, 06/25/2046 (P)	1,520,243	532,269
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	870,000	802,462
Series 2006-C28, Class A4,
5.572%, 10/15/2048	500,000	462,338
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-5,
Class 3A6

6.268%, 07/25/2036	883,246	412,852

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost 12,379,383)		11,377,603

ASSET BACKED SECURITIES - 1.53%
Citigroup Mortgage Loan Trust, Inc., Series
2007-OPX1, Class A5A
5.764%, 01/25/2037	900,000	475,994
Ford Credit Auto Owner Trust, Series 2008-
C, Class A2B
1.139%, 01/15/2011 (P)	1,815,159	1,816,583

Real Return Bond Fund (continued)
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9,
Class A

1.782%, 04/25/2023 (P)	16,047,273	$16,688,777

TOTAL ASSET BACKED SECURITIES (Cost 18,464,157)		$18,981,354

PREFERRED STOCKS - 0.10%
Banks - 0.10%
Wells Fargo & Company, Series K
7.980% (N)	900,000	834,750
Wells Fargo & Company, Series L
7.500%	500	446,000

		1,280,750

TOTAL PREFERRED STOCKS (Cost 1,400,000)		$1,280,750

SHORT-TERM INVESTMENTS - 1.53%
Repurchase Agreement - 1.53%
Deutsche Bank Tri-Party
Repurchase Agreement
dated 11-30-2009 at 0.16%
to be repurchased at
17,500,078 on 12-01-2009,
collateralized by
17,745,000 Federal Home
Loan Bank, 0.75% due 01-
18-2011 (valued at
17,855,551, including
interest)	17,500,000	17,500,000
Repurchase Agreement with
State Street Corp. dated
11-30-09 at 0.05% to be
repurchased at 1,465,002
on 12/01/2009,
collateralized by 1,495,000
Federal Home Loan Bank,
1.05% due 08-18-2009
(valued at 1,496,869,
including interest)	1,465,000	1,465,000

		18,965,000

TOTAL SHORT-TERM INVESTMENTS (Cost 18,965,000)		$18,965,000

Total Investments (Cost 1,267,047,854) - 106.98%		$1,324,468,686

Other assets and liabilities, net - (6.98%)		(86,373,242)

TOTAL NET ASSETS - 100.00%		$1,238,095,444

Short Term Government Income Fund
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.12%
Federal Agricultural Mortgage Corp. - 5.24%
4.875%, 01/14/2011	500,000	$525,432
5.500%, 07/15/2011	1,035,000	1,103,358

		1,628,790

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank - 14.81%
1.875%, 12/07/2012	$1,550,000	$1,565,727
2.625%, 04/17/2014	1,455,000	1,488,980
3.875%, 10/07/2013	1,430,000	1,546,083

		4,600,790
Federal Home Loan Bank - 12.39%
0.750%, 10/05/2011	565,000	567,241
1.875%, 06/20/2012	430,000	438,377
2.000%, 07/27/2012
to 10/05/2012	1,450,000	1,463,052
3.250%, 09/12/2014	635,000	660,202
3.625%, 10/18/2013	675,000	720,292

		3,849,164
Federal Home Loan Mortgage Corp. - 11.03%
2.000%, 11/05/2012	420,000	423,710
2.125%, 04/02/2012
to 09/21/2012	1,460,000	1,483,009
4.500%, 07/01/2024
to 11/01/2024	1,448,219	1,519,046

		3,425,765
Federal National Mortgage Association - 16.31%
2.200%, 08/27/2012	1,370,000	1,384,835
2.625%, 11/20/2014	820,000	834,446
3.752%, 07/01/2039	756,954	784,969
4.255%, 05/01/2034	420,180	441,072
4.266%, 09/01/2039	1,359,991	1,421,492
4.893%, 12/01/2038	134,172	141,657
4.998%, 04/01/2048	55,813	59,132

		5,067,603
Government National Mortgage Association - 4.62%
4.000%, 08/20/2039	1,383,452	1,435,454
Tennesee Valley Authority - 7.12%
4.750%, 08/01/2013	525,000	575,653
6.000%, 03/15/2013	732,000	833,262
7.140%, 05/23/2012	700,000	801,112

		2,210,027
Treasury Inflation Protected Securities (D) - 1.67%
3.375%, 01/15/2012	480,423	517,243
U.S. Treasury Notes - 20.93%
0.875%, 01/31/2011
to 05/31/2011	2,900,000	2,919,042
1.000%, 10/31/2011	415,000	418,017
1.125%, 01/15/2012	755,000	760,898
1.375%, 04/15/2012	730,000	739,353
1.500%, 12/31/2013	340,000	338,513
1.750%, 03/31/2014	610,000	610,953
2.375%, 08/31/2014	700,000	715,149

		6,501,925

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost 28,926,693)		$29,236,761

Short Term Government Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.76%
Federal Home Loan Mortgage Corp., Series
3591, Class TA
4.000%, 06/15/2039	$195,463	$202,796
Federal Home Loan Mortgage Corp., REMICS,
Series 2009-3545, Class PA
4.000%, 06/15/2039	487,641	502,663
Government National Mortgage Association,
Series 2009-42, Class DA

5.000%, 07/20/2031	725,680	770,866

TOTAL COLLATERALIZED MORTGAGE

OBLIGATIONS (Cost 1,452,893)		$1,476,325

SHORT-TERM INVESTMENTS - 0.53%
Repurchase Agreement - 0.53%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 166,000 on 12/01/2009,
collateralized by 170,000 U.S. Treasury
Bills, zero coupon due 05/13/2010 (valued

at 169,915, including interest).	166,000	166,000

TOTAL SHORT-TERM INVESTMENTS (Cost
166,000)		$166,000

Total Investments (Cost 30,545,586) - 99.41%		$30,879,086

Other assets and liabilities, net - 0.59%		184,062

TOTAL NET ASSETS - 100.00%		$31,063,148

Small Cap Growth Fund

	Shares	Value

COMMON STOCKS - 97.72%
Banks - 0.74%
Signature Bank (I)	$27,830	$862,173
Capital Goods - 6.11%
BE Aerospace, Inc. (I)	89,370	1,722,160
Beacon Roofing Supply, Inc. (I)	45,500	699,335
Lennox International, Inc.	25,610	950,643
Regal-Beloit Corp.	41,440	1,966,742
Rush Enterprises, Inc., Class A (I)	49,000	527,730
Teledyne Technologies, Inc. (I)	5,530	185,366
Trex Company, Inc. (I)	57,296	1,027,317

		7,079,293
Commercial & Professional Services - 3.76%
Corrections Corp. of America (I)	94,648	2,365,254
Knoll, Inc.	57,670	560,552
SYKES Enterprises, Inc. (I)	58,024	1,424,489

		4,350,295

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel - 10.49%
Carter's, Inc. (I)	55,460	$1,206,255
FGX International Holdings, Ltd. (I)	32,690	539,385
Hanesbrands, Inc. (I)	130,960	3,144,347
Jarden Corp.	91,720	2,517,714
RC2 Corp. (I)	81,970	1,122,989
Tempur-Pedic International, Inc. (I)	31,400	676,670
Tupperware Brands Corp.	25,440	1,184,232
Warnaco Group, Inc. (I)	43,080	1,753,787

		12,145,379
Consumer Services - 7.06%
Bally Technologies, Inc. (I)	36,580	1,519,167
Brink's Home Security Holdings, Inc. (I)	45,640	1,493,341
Buffalo Wild Wings, Inc. (I)	12,710	507,637
Coinstar, Inc. (I)	21,570	577,860
Corinthian Colleges, Inc. (I)	84,210	1,247,992
Life Time Fitness, Inc. (I)	49,115	1,109,999
The Cheesecake Factory, Inc. (I)	40,807	768,396
WMS Industries, Inc. (I)	24,510	952,949

		8,177,341
Diversified Financials - 1.04%
GFI Group, Inc.	63,176	307,035
Stifel Financial Corp. (I)	16,720	898,198

		1,205,233
Energy - 3.54%
Complete Production Services, Inc. (I)	50,540	525,111
Massey Energy Company	38,600	1,453,676
Overseas Shipholding Group, Inc.	28,020	1,073,446

St. Mary Land & Exploration Company	32,520	1,052,998

		4,105,231
Food, Beverage & Tobacco - 1.57%
Central European Distribution Corp. (I)	20,640	575,443
Green Mountain Coffee Roasters, Inc. (I)	19,700	1,240,706

		1,816,149
Health Care Equipment & Services - 9.75%
Allscripts-Misys Healthcare Solutions, Inc. (I)	54,360	1,043,712
Almost Family, Inc. (I)	23,160	836,771
Health Net, Inc. (I)	62,250	1,320,945
Healthsouth Corp. (I)	74,580	1,308,133
Inverness Medical Innovations, Inc. (I)	30,460	1,280,843
Owens & Minor, Inc.	32,510	1,261,063
Psychiatric Solutions, Inc. (I)	37,810	837,870
SXC Health Solutions Corp. (I)	40,003	2,027,752
Volcano Corp. (I)	93,100	1,371,363

		11,288,452
Household & Personal Products - 2.75%
Herbalife, Ltd.	55,240	2,316,766
Medifast, Inc. (I)	32,000	863,360

		3,180,126
Insurance - 0.72%
Allied World Assurance Company Holdings,
Ltd.	17,550	838,715

Small Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials - 4.88%
Cytec Industries, Inc.	25,300	$859,694
Eagle Materials, Inc.	21,660	583,954
Intrepid Potash, Inc. (I)	45,700	1,391,108
Silgan Holdings, Inc.	24,000	1,285,680
The Scotts Miracle-Gro Company, Class A	38,260	1,527,722

		5,648,158
Media - 2.31%
Dreamworks Animation SKG, Inc. (I)	34,910	1,168,438
Focus Media Holding, Ltd., ADR (I)	119,640	1,502,678

		2,671,116
Pharmaceuticals, Biotechnology & Life Sciences - 9.44%
Affymax, Inc. (I)	23,700	483,006
Alkermes, Inc. (I)	69,230	621,685
Amylin Pharmaceuticals, Inc. (I)	47,920	683,339
Auxilium Pharmaceuticals, Inc. (I)	34,700	1,209,989
Cubist Pharmaceuticals, Inc. (I)	34,770	579,964
ICON PLC, SADR (I)	73,550	1,669,585
Incyte Corp. (I)	58,200	484,806
Ligand Pharmaceuticals, Inc., Class B (I)	166,240	329,155
Onyx Pharmaceuticals, Inc. (I)	23,030	658,888
OSI Pharmaceuticals, Inc. (I)	27,450	914,360
Parexel International Corp. (I)	86,938	1,044,125
Regeneron Pharmaceuticals, Inc. (I)	43,300	794,555
Seattle Genetics, Inc. (I)	64,420	597,818
United Therapeutics Corp. (I)	18,920	862,563

		10,933,838
Real Estate - 0.20%
DiamondRock Hospitality Company, REIT	29,166	234,495
Retailing - 5.03%
Advance Auto Parts, Inc.	40,350	1,585,755
Big Lots, Inc. (I)	6,270	144,586
Citi Trends, Inc. (I)	27,411	747,772
Dick's Sporting Goods, Inc. (I)	35,620	739,471
Lumber Liquidators, Inc. (I)	23,490	554,834
NutriSystem, Inc.	24,400	602,680
OfficeMax, Inc. (I)	96,160	1,017,373
Shutterfly, Inc. (I)	29,770	426,902

		5,819,373
Semiconductors & Semiconductor Equipment - 6.62%
Atheros Communications, Inc. (I)	38,230	1,088,408
Cavium Networks, Inc. (I)	23,370	471,373
Cypress Semiconductor Corp. (I)	78,670	752,872
ON Semiconductor Corp. (I)	178,210	1,382,910
RF Micro Devices, Inc. (I)	335,150	1,447,848
Skyworks Solutions, Inc. (I)	120,780	1,486,802
TriQuint Semiconductor, Inc. (I)	189,350	1,030,064

		7,660,277
Software & Services - 10.07%
Constant Contact, Inc. (I)	40,390	721,365
Equinix, Inc. (I)	24,140	2,322,027
NeuStar, Inc., Class A (I)	72,740	1,702,116
Rackspace Hosting, Inc. (I)	65,390	1,210,369
Red Hat, Inc. (I)	54,030	1,442,601
Take-Two Interactive Software, Inc. (I)	81,090	912,263
TiVo, Inc. (I)	80,600	797,940
VistaPrint NV (I)	30,650	1,747,970

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Vocus, Inc. (I)	48,900	$799,026

		11,655,677
Technology Hardware & Equipment - 7.27%
Jabil Circuit, Inc.	156,640	2,084,878
Netezza Corp. (I)	19,000	192,660
Plexus Corp. (I)	47,610	1,293,088
QLogic Corp. (I)	69,530	1,247,368
Riverbed Technology, Inc. (I)	50,160	1,021,258
Seagate Technology	157,240	2,379,041
Tellabs, Inc. (I)	36,670	205,719

		8,424,012
Telecommunication Services - 1.43%
SBA Communications Corp. (I)	51,620	1,653,905
Transportation - 2.94%
Copa Holdings SA, Class A	17,330	863,554
J.B. Hunt Transport Services, Inc.	35,670	1,136,446
Tam SA (I)	80,340	1,408,360

		3,408,360

TOTAL COMMON STOCKS (Cost 91,842,206)		$113,157,598

SHORT-TERM INVESTMENTS - 3.37%
Repurchase Agreement with Bank of New
York, dated 11/30/2009 at 0.17% to be
repurchased at 3,900,018 on 12/01/2009,
collateralized by 3,799,844 Federal Home
Loan Mortgage Corp., 5.00% due
09/01/2039 (valued at 3,978,001, including
interest)	3,900,000	3,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost
3,900,000)		$3,900,000

Total Investments (Cost 95,742,206) - 101.09%		$117,057,598

Other assets and liabilities, net - (1.09%)		(1,265,048)

TOTAL NET ASSETS - 100.00%		$115,792,550

Small Cap Index Fund

	Shares	Value

COMMON STOCKS - 99.68%
Automobiles & Components - 0.83%
American Axle & Manufacturing Holdings,
Inc. (L)	5,645	$35,281
Amerigon, Inc. (I)	2,884	19,121
ArvinMeritor, Inc. (I)	9,555	77,491
Cooper Tire & Rubber Company	7,551	135,314
Dana Holding Corp. (I)	17,939	130,596
Dorman Products, Inc. (I)	1,387	20,514
Drew Industries, Inc. (I)	2,378	46,014
Exide Technologies (I)	6,580	49,350
Fuel Systems Solutions, Inc. (I)	1,756	84,709
Modine Manufacturing Company (I)	6,063	64,450

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Automobiles & Components (continued)
Raser Technologies, Inc. (I)(L)	8,777	$10,181
Spartan Motors, Inc.	4,124	21,362
Standard Motor Products, Inc. (I)	2,075	18,654
Stoneridge, Inc. (I)	2,011	14,057
Superior Industries International, Inc.	3,036	43,476
Tenneco, Inc. (I)	6,085	87,746
Winnebago Industries, Inc. (I)(L)	3,756	40,753
Wonder Auto Thecnology, Inc. (I)	1,790	21,337

		920,406
Banks - 7.20%
1st Source Corp.	1,894	26,895
Abington Bancorp, Inc.	3,823	26,111
Alliance Financial Corp.	784	22,124
American National Bankshares, Inc.	1,074	21,813
Ameris Bancorp (L)	1,963	12,975
Ames National Corp.	842	16,276
Arrow Financial Corp.	1,300	32,864
Astoria Financial Corp.	11,030	114,491
BancFirst Corp.	876	32,894
Banco Latinoamericano de Exportaciones SA	3,602	50,284
Bancorp Rhode Island, Inc.	872	21,992
Bancorp, Inc. (I)	3,111	18,075
Bank Mutual Corp.	6,533	45,796
Bank of Marin Bancorp	799	25,967
Bank of the Ozarks, Inc.	1,748	46,462
BankFinancial Corp.	2,908	27,306
Bar Harbor Bankshares	505	13,559
Beneficial Mutual Bancorp, Inc. (I)	4,519	42,027
Berkshire Hill Bancorp, Inc.	1,867	35,212
Boston Private Financial Holdings, Inc.	8,999	42,205
Bridge Bancorp, Inc.	905	19,077
Brookline Bancorp, Inc.	7,839	74,549
Bryn Mawr Bank Corp.	1,258	18,908
Camden National Corp.	1,060	32,500
Cape Bancorp, Inc. (I)	2,854	20,206
Capital City Bank Group, Inc.	1,695	20,798
Cardinal Financial Corp.	3,910	33,118
Cathay General Bancorp (L)	7,214	56,341
Center Bancorp, Inc.	2,348	20,052
Centerstate Banks, Inc.	2,600	21,450
Chemical Financial Corp.	2,834	66,684
Citizens & Northern Corp.	1,697	14,849
Citizens Holding Company	624	13,241
City Holding Company	2,121	69,187
CNB Financial Corp./PA (L)	1,225	19,857
CoBiz, Inc.	4,496	19,108
Columbia Banking System, Inc.	3,680	53,986
Community Bank Systems, Inc.	4,279	79,418
Community Trust Bancorp, Inc.	2,115	49,576
CVB Financial Corp. (L)	11,002	85,265
Danvers Bancorp, Inc.	3,169	42,813
Dime Community Bancshares	3,744	42,083
Eagle Bancorp, Inc. (I)	2,252	22,002
East West Bancorp, Inc.	11,873	173,227
Enterprise Financial Services Corp.	1,973	15,133
ESB Financial Corp. (L)	1,647	19,665
ESSA Bancorp, Inc.	2,194	27,776
F.N.B. Corp.	14,719	95,821

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Farmers Capital Bank Corp.	1,013	$9,482
Financial Institutions, Inc.	1,277	14,277
First Bancorp	1,985	25,825
First BanCorp (PR) (L)	10,896	16,889
First Bancorp, Inc.	1,074	16,142
First Busey Corp.	6,163	20,215
First Commonwealth Financial Corp.	11,421	48,539
First Community Bancshares, Inc.	1,936	21,277
First Defiance Financial Corp.	1,312	14,248
First Financial BanCorp	6,675	88,711
First Financial Bankshares, Inc. (L)	2,629	136,130
First Financial Corp. (L)	1,385	39,625
First Financial Holdings, Inc.	2,190	29,324
First Financial Northwest, Inc.	3,029	20,779
First Merchants Corp.	3,287	19,689
First Midwest Bancorp, Inc.	7,229	75,398
First of Long Island Corp.	818	19,673
First South Bancorp, Inc.	990	9,969
FirstMerit Corp.	10,443	218,781
Flushing Financial Corp.	4,079	44,502
German American Bancorp	1,506	25,738
Glacier Bancorp, Inc. (L)	7,946	103,934
Great Southern Bancorp, Inc. (L)	1,395	31,360
Hancock Holding Company (L)	3,595	148,833
Harleysville National Corp.	5,939	35,278
Heartland Financial USA, Inc. (L)	1,878	24,771
Heritage Financial Corp.	1,470	18,728
Home Bancorp, Inc. (I)	1,386	17,089
Home Bancshares, Inc. (L)	2,319	53,082
Home Federal Bancorp, Inc.	2,342	28,549
IBERIABANK Corp.	2,630	149,200
Independent Bank Corp.	2,713	55,481
International Bancshares Corp. (L)	6,733	112,912
Investors Bancorp, Inc. (I)	6,049	66,660
Kearny Financial Corp.	2,267	22,330
Lakeland Bancorp, Inc.	3,050	18,544
Lakeland Financial Corp.	1,726	29,411
MainSource Financial Group, Inc.	2,740	14,440
MB Financial, Inc.	6,490	121,038
Metro Bancorp, Inc. (I)	1,443	15,397
MGIC Investment Corp. (I)(L)	16,234	64,936
Nara Bancorp, Inc.	4,417	44,656
National Bankshares, Inc.	1,023	26,731
National Penn Bancshares, Inc.	16,431	90,699
NBT Bancorp, Inc.	4,414	90,884
NewAlliance Bancshares, Inc.	13,557	159,701
Northfield Bancorp, Inc. (L)	2,519	32,218
Northrim Bancorp, Inc.	1,151	18,497
Northwest Bancorp, Inc. (L)	2,297	53,153
OceanFirst Financial Corp.	1,497	15,165
Ocwen Financial Corp. (I)	7,303	68,064
Old National Bancorp	11,242	130,857
Oriental Financial Group, Inc.	3,220	31,234
Oritani Financial Corp.	1,435	18,684
Orrstown Financial Services, Inc.	628	20,755
Pacific Continental Corp.	2,594	26,744
PacWest Bancorp (L)	3,521	64,786
Park National Corp.	1,414	84,571
Peapack Gladstone Financial Corp.	1,112	12,877
Penns Woods Bancorp, Inc.	686	21,643

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	1,717	$15,522
Pinnacle Financial Partners, Inc. (I)	4,396	51,917
PMI Group, Inc.	9,524	17,524
PrivateBancorp, Inc.	4,614	45,632
Prosperity Bancshares, Inc.	5,834	232,368
Provident Financial Services, Inc. (L)	7,734	81,826
Provident New York Bancorp	4,041	33,742
Radian Group, Inc.	10,671	47,699
Renasant Corp.	2,846	40,499
Republic Bancorp, Inc., Class A	1,265	23,858
Roma Financial Corp.	1,349	16,201
S & T Bancorp, Inc. (L)	3,119	49,748
S.Y. Bancorp, Inc. (L)	1,420	30,984
Sandy Spring Bancorp, Inc.	2,395	22,297
SCBT Financial Corp.	1,689	43,914
Shore Bancshares, Inc.	1,370	19,920
Sierra Bancorp	1,415	10,528
Signature Bank (I)	5,159	159,826
Simmons First National Corp., Class A	1,662	42,065
Smithtown Bancorp, Inc.	2,167	13,847
Southside Bancshares, Inc.	1,757	36,018
Southwest Bancorp, Inc.	2,065	13,835
State Bancorp, Inc.	1,953	14,433
StellarOne Corp.	3,137	31,652
Sterling Bancorp	2,936	19,965
Sterling Bancshares, Inc.	10,895	54,693
Suffolk Bancorp	1,323	35,628
Susquehanna Bancshares, Inc. (L)	11,447	65,706
SVB Financial Group (I)(L)	4,227	160,034
Territorial Bancorp, Inc. (I)	1,936	32,873
Texas Capital Bancshares, Inc. (I)	4,571	66,371
Tompkins Trustco, Inc.	1,119	44,648
Tower Bancorp, Inc.	741	14,198
TowneBank/Portsmouth VA (L)	2,901	35,102
Trico Bancshares	1,941	33,638
TrustCo Bank Corp. (L)	10,234	63,041
Trustmark Corp. (L)	7,238	138,680
UMB Financial Corp.	4,078	160,265
Umpqua Holdings Corp.	11,250	132,300
Union Bankshares Corp.	2,565	30,267
United Bankshares, Inc. (L)	4,924	84,200
United Community Banks, Inc. (I)	10,974	42,469
United Financial Bancorp, Inc.	2,636	33,846
United Security Bancshares, Inc.	1,095	17,936
Univest Corp. of Pennsylvania	2,197	35,569
ViewPoint Financial Group	1,590	20,797
Washington Banking Company	1,920	19,219
Washington Trust Bancorp, Inc. (L)	1,959	29,091
Webster Financial Corp.	8,904	113,348
WesBanco, Inc.	3,174	40,976
WestAmerica Bancorp (L)	3,682	195,882
Western Alliance Bancorp (I)	6,353	25,221
Westfield Financial, Inc.	5,315	43,955
Wilshire Bancorp, Inc.	2,671	18,724
Wintrust Financial Corp.	3,111	80,793
WSFS Financial Corp.	1,090	29,070

		7,975,483

The accompanying notes are an integral part of the financial statements
168

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods - 9.30%
3D Systems Corp. (I)	2,471	$27,008
A.O. Smith Corp.	2,782	116,621
Aaon, Inc.	1,607	30,437
AAR Corp. (I)	4,996	93,225
Aceto Corp.	3,608	18,798
Actuant Corp., Class A	8,655	141,336
Acuity Brands, Inc. (L)	5,525	178,347
Advanced Battery Technologies, Inc. (I)(L)	7,069	24,529
Aerovironment, Inc. (I)(L)	1,735	49,864
Aircastle, Ltd.	6,014	53,284
Alamo Group, Inc.	952	14,156
Albany International Corp., Class A	3,527	63,768
Altra Holdings, Inc. (I)	3,549	39,926
American Railcar Industries, Inc.	1,451	15,323
American Science & Engineering, Inc.	1,172	81,513
American Superconductor Corp. (I)(L)	5,554	184,393
American Woodmark Corp.	1,413	27,525
Ameron International Corp.	1,193	67,953
Ampco-Pittsburgh Corp.	1,094	31,989
Apogee Enterprises, Inc.	3,639	49,818
Applied Industrial Technologies, Inc.	5,389	111,822
Applied Signal Technology, Inc.	1,694	33,490
Argan, Inc. (I)	1,220	15,701
Argon ST, Inc. (I)	1,750	31,465
Ascent Solar Technologies, Inc. (I)(L)	2,541	11,307
Astec Industries, Inc. (I)	2,261	56,435
Astronics Corp. (I)	1,360	10,717
AZZ, Inc. (I)(L)	1,585	53,652
Badger Meter, Inc.	1,911	67,229
Baldor Electric Company	5,950	153,212
Barnes Group, Inc.	5,991	92,920
Beacon Roofing Supply, Inc. (I)	5,855	89,991
Belden, Inc.	5,996	132,632
Blount International, Inc. (I)	5,010	48,346
Briggs & Stratton Corp. (L)	6,379	120,308
Broadwind Energy, Inc. (I)(L)	4,080	29,172
Cascade Corp.	1,187	26,909
Ceradyne, Inc. (I)	3,409	57,646
Chart Industries, Inc. (I)	3,681	61,105
China BAK Battery, Inc. (I)(L)	5,363	16,250
China Fire & Security Group, Inc. (I)(L)	1,740	22,011
Circor International, Inc.	2,258	54,508
Clarcor, Inc.	6,438	205,179
Colfax Corp. (I)	3,142	39,024
Columbus McKinnon Corp. (I)	2,431	38,167
Comfort Systems USA, Inc.	5,037	57,371
Cubic Corp.	1,991	69,327
Curtiss-Wright Corp.	5,795	164,926
DigitalGlobe, Inc. (I)	1,920	44,179
Ducommun, Inc.	1,503	28,031
DXP Enterprises, Inc. (I)	1,105	13,172
Dycom Industries, Inc. (I)	5,093	39,674
Dynamic Materials Corp.	1,675	32,043
DynCorp International, Inc. (I)	3,159	44,163
EMCOR Group, Inc. (I)	8,437	200,801
Encore Wire Corp.	2,372	47,203
Ener1, Inc. (I)(L)	6,170	36,156
Energy Conversion Devices, Inc. (I)(L)	5,973	59,252
Energy Recovery, Inc. (I)(L)	4,371	24,434
Enersys (I)	5,171	117,692

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
EnPro Industries, Inc. (I)	2,617	$60,034
ESCO Technologies, Inc. (I)	3,338	111,489
Esterline Technologies Corp. (I)	3,809	153,846
Evergreen Solar, Inc. (I)(L)	24,709	34,593
Federal Signal Corp.	6,321	36,219
Flanders Corp. (I)	2,527	11,953
Flow International Corp. (I)	6,746	16,932
Force Protection, Inc. (I)	9,106	46,987
Franklin Electric, Inc.	2,979	82,042
Freightcar America, Inc.	1,646	30,039
Fuelcell Energy, Inc. (I)(L)	9,844	30,123
Furmanite Corp. (I)	5,163	16,935
Fushi Copperweld, Inc. (I)	2,090	16,866
GenCorp, Inc. (I)	6,559	51,226
GeoEye, Inc. (I)	2,361	73,592
Gibraltar Industries, Inc.	3,503	52,475
Gorman-Rupp Company (L)	1,855	46,189
GrafTech International, Ltd. (I)	15,413	226,725
Graham Corp.	1,381	25,604
Granite Construction, Inc.	4,391	131,598
Great Lakes Dredge & Dock Corp.	5,302	31,229
Greenbrier Company, Inc. (L)	2,270	24,357
Griffon Corp. (I)	5,705	59,332
GT Solar International, Inc. (I)(L)	3,878	18,382
H&E Equipment Services, Inc. (I)	3,558	32,947
Harbin Electric, Inc. (I)	1,932	38,679
HEICO Corp. (L)	2,988	111,901
Herley Industries, Inc. (I)	2,140	24,738
Hexcel Corp. (I)	12,447	131,316
Houston Wire & Cable Company (L)	2,321	25,786
Hurco Companies, Inc. (I)	1,013	14,435
II-VI, Inc. (I)	3,195	90,994
Insituform Technologies, Inc., Class A (I)	5,011	103,728
Insteel Industries, Inc.	2,345	26,710
Interline Brands, Inc. (I)	4,162	70,005
John Bean Technologies Corp.	3,504	60,164
K-Tron International, Inc. (I)	327	31,343
Kadant, Inc. (I)	1,782	25,696
Kaman Corp., Class A	3,352	75,923
Kaydon Corp.	4,238	150,703
L.B. Foster Company (I)	1,323	36,224
LaBarge, Inc. (I)	1,568	17,499
Ladish Company, Inc. (I)	2,163	30,044
Layne Christensen Company (I)	2,530	65,831
Lindsay Corp. (L)	1,608	56,425
LMI Aerospace, Inc. (I)	1,221	13,004
LSI Industries, Inc.	2,740	19,838
Mastec, Inc. (I)	6,713	85,658
Metropolitan Pro Corp.	2,069	18,828
Michael Baker Corp. (I)	1,006	38,278
Microvision, Inc. (I)(L)	9,943	32,414
Middleby Corp. (I)	2,090	93,736
Miller Industries, Inc. (I)	1,522	16,742
Moog, Inc., Class A (I)	4,770	125,976
Mueller Industries, Inc.	4,734	111,296
Mueller Water Products, Inc.	19,929	100,442
MYR Group, Inc. (I)	2,268	35,426
NACCO Industries, Inc., Class A	697	35,219
NCI Building Systems, Inc. (I)	11,853	22,047
Nordson Corp.	4,283	229,612

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Northwest Pipe Company (I)	1,193	$30,147
Orbital Sciences Corp., Class A (I)	7,327	91,807
Orion Marine Group, Inc. (I)	3,438	63,569
Otter Tail Corp.	4,550	104,786
Pike Electric Corp. (I)	2,146	19,657
PMFG, Inc. (I)	1,781	26,359
Polypore International, Inc. (I)	2,993	35,228
Powell Industries, Inc. (I)	1,031	36,188
Power-One, Inc. (I)(L)	10,199	37,532
PowerSecure International, Inc. (I)	2,414	19,915
Quanex Building Products Corp.	4,857	78,732
Raven Industries, Inc.	2,050	55,329
Regal-Beloit Corp. (L)	4,549	215,896
Robbins & Myers, Inc.	3,416	78,534
RSC Holdings, Inc. (I)	6,495	41,308
Rush Enterprises, Inc., Class A (I)	4,279	46,085
SatCon Technology Corp. (I)(L)	9,612	19,224
Sauer-Danfoss, Inc.	1,574	13,599
Seaboard Corp.	42	61,068
Simpson Manufacturing Company, Inc. (L)	4,868	121,018
SmartHeat, Inc. (I)	1,174	15,520
Standex international Corp.	1,626	29,674
Stanley, Inc. (I)	1,460	38,953
Sterling Construction Company, Inc. (I)	1,765	30,534
Sun Hydraulics, Inc.	1,588	37,556
TAL International Group, Inc.	1,980	27,047
Taser International, Inc. (I)	8,395	35,511
Tecumseh Products Company, Class A (I)	2,512	28,687
Teledyne Technologies, Inc. (I)	4,614	154,661
Tennant Company	2,372	64,566
Textainer Group Holdings, Ltd.	1,080	17,226
The Eastern Company	899	12,586
Titan International, Inc.	4,512	37,359
Titan Machinery, Inc. (I)	1,788	20,079
Tredegar Industries, Inc.	3,886	55,997
Trex Company, Inc. (I)(L)	2,096	37,581
TriMas Corp. (I)	2,125	9,541
Triumph Group, Inc.	2,156	103,466
Tutor Perini Corp. (I)(L)	3,339	55,494
Twin Disc, Inc.	1,235	11,720
United Rentals, Inc. (I)	7,898	72,820
Universal Forest Products, Inc.	2,431	87,370
Vicor Corp. (I)	2,688	22,042
W.H. Brady Company, Class A	6,113	181,434
Watsco, Inc. (L)	3,352	168,136
Watts Water Technologies, Inc., Class A	3,729	114,294
Woodward Governor Company	7,699	179,079

		10,300,723
Commercial & Professional Services - 4.00%
ABM Industries, Inc.	5,874	108,258
Acacia Research - Acacia Technologies (I)	4,231	31,944
Acco Brands Corp. (I)	7,095	46,330
Administaff, Inc.	2,708	60,361
American Ecology Corp.	2,448	39,633
American Reprographics Company (I)(L)	4,843	26,927
APAC Customer Services, Inc. (I)(L)	3,200	16,736
ATC Technology Corp. (I)	2,539	55,909
Barrett Business Services, Inc.	1,367	14,900
Bowne & Company, Inc.	5,169	31,324

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Commercial & Professional Services (continued)
CBIZ, Inc. (I)	5,741	$39,498
CDI Corp.	1,662	19,745
Cenveo, Inc. (I)(L)	7,000	53,760
Clean Harbors, Inc. (I)	2,717	145,414
COMSYS IT Partners, Inc. (I)	1,921	16,002
Consolidated Graphics, Inc. (I)	1,296	38,232
Cornell Corrections, Inc. (I)	1,450	31,842
CoStar Group, Inc. (I)(L)	2,537	100,795
Courier Corp.	1,444	18,830
CRA International, Inc. (I)	1,413	35,141
Deluxe Corp.	6,506	83,927
Diamond Management & Technology
Consultants, Inc.	3,279	21,346
EnergySolutions, Inc.	9,711	83,320
EnerNOC, Inc. (I)	1,806	47,787
Ennis Business Forms, Inc.	3,413	49,454
Exponent, Inc. (I)	1,715	46,288
Fuel Tech, Inc. (I)	2,423	20,765
G & K Services, Inc., Class A	2,415	53,371
GP Strategies Corp. (I)	2,388	14,519
Healthcare Services Group, Inc.	5,549	109,260
Heidrick & Struggles International, Inc.	2,186	61,754
Herman Miller, Inc.	6,835	103,824
Hill International, Inc. (I)	3,286	20,077
HNI Corp. (L)	5,703	144,115
Huron Consulting Group, Inc. (I)	2,779	63,361
ICF International, Inc. (I)	1,090	29,430
ICT Group, Inc. (I)	1,175	18,765
Innerworkings, Inc. (I)	3,358	17,260
Interface, Inc., Class A	6,289	48,300
Kelly Services, Inc., Class A (I)	3,485	36,558
Kforce, Inc. (I)	3,749	48,550
Kimball International, Inc., Class B	4,450	36,267
Knoll, Inc.	6,041	58,719
Korn/Ferry International (I)	5,783	93,800
M & F Worldwide Corp. (I)	1,394	46,072
McGrath Rentcorp	3,108	64,242
Metalico, Inc. (I)	4,359	18,046
Mine Safety Appliances Company	3,400	84,116
Mobile Mini, Inc. (I)	4,555	69,282
MPS Group, Inc. (I)	11,915	162,640
Multi-Color Corp.	1,527	16,843
Navigant Consulting Company (I)	6,391	84,681
Odyssey Marine Exploration, Inc. (I)(L)	8,784	12,473
On Assignment, Inc. (I)	4,729	29,982
Perma-Fix Environmental Services, Inc. (I)	7,209	16,581
Resources Connection, Inc. (I)	5,754	110,880
Rollins, Inc.	5,468	97,166
Schawk, Inc., Class A	2,076	23,417
School Specialty, Inc. (I)	2,423	55,244
Spherion Corp. (I)	6,855	35,852
Standard Parking Corp. (I)	1,092	17,581
Standard Register Company	2,445	11,051
Steelcase, Inc. Class A	9,206	50,265
SYKES Enterprises, Inc. (I)	4,400	108,020
Team, Inc. (I)	2,526	41,426
Tetra Tech, Inc. (I)	7,682	202,344
The Advisory Board Company (I)	2,030	53,186
The Corporate Executive Board Company	4,362	91,428
The Geo Group, Inc. (I)(L)	6,536	129,936

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Commercial & Professional Services (continued)
TrueBlue, Inc. (I)	5,625	$68,400
United Stationers, Inc. (I)	3,003	152,973
Viad Corp.	2,709	50,035
Volt Information Sciences, Inc. (I)	1,649	14,627
VSE Corp.	527	23,952
Waste Services, Inc. (I)	2,456	19,550
Watson Wyatt Worldwide, Inc., Class A	5,405	223,443

		4,428,132
Consumer Durables & Apparel - 4.17%
American Apparel, Inc. (I)	4,261	12,613
American Greetings Corp., Class A	5,064	104,825
Beazer Homes USA, Inc. (I)(L)	5,150	22,145
Blyth, Inc.	773	25,146
Brunswick Corp.	11,423	114,687
Callaway Golf Company (L)	8,505	60,981
Carter's, Inc. (I)	7,254	157,774
Cavco Industries, Inc. (I)	901	32,157
Cherokee, Inc.	1,068	19,384
Columbia Sportswear Company	1,433	55,056
Crocs, Inc. (I)	10,852	52,849
CSS Industries, Inc.	1,059	19,644
Deckers Outdoor Corp. (I)	1,678	155,433
Eastman Kodak Company (I)(L)	34,697	140,523
Ethan Allen Interiors, Inc. (L)	3,249	37,721
FGX International Holdings, Ltd. (I)	1,870	30,855
Fossil, Inc. (I)	6,009	185,378
Fuqi International, Inc. (I)(L)	1,576	34,546
Furniture Brands International, Inc. (I)	5,340	22,321
G-III Apparel Group, Ltd. (I)	1,707	28,968
Helen of Troy, Ltd. (I)	3,808	78,254
Hooker Furniture Corp.	1,606	19,593
Hovnanian Enterprises, Inc., Class A (I)(L)	6,937	27,262
Iconix Brand Group, Inc. (I)	9,146	102,984
iRobot Corp. (I)(L)	2,557	36,054
Jakks Pacific, Inc. (I)	3,776	45,539
Jones Apparel Group, Inc.	10,975	186,026
K-Swiss, Inc., Class A	3,656	31,917
La-Z-Boy, Inc. (I)	6,676	63,756
Leapfrog Enterprises, Inc. (I)	4,821	14,463
Liz Claiborne, Inc. (I)(L)	12,418	51,783
Lululemon Athletica, Inc. (I)(L)	5,209	136,320
M/I Homes, Inc. (I)	2,528	27,707
Maidenform Brands, Inc. (I)	2,459	35,631
Meritage Homes Corp. (I)	4,138	73,781
Movado Group, Inc.	2,159	22,216
National Presto Industries, Inc.	612	57,020
Oxford Industries, Inc.	1,656	35,521
Perry Ellis International, Inc. (I)	1,290	18,034
Polaris Industries, Inc.	3,923	171,160
Pool Corp. (L)	6,227	112,460
Quiksilver, Inc. (I)	16,921	29,612
RC2 Corp. (I)	2,851	39,059
Ryland Group, Inc. (L)	5,623	102,957
Sealy Corp. (I)	5,778	15,485
Skechers U.S.A., Inc., Class A (I)	4,247	93,774
Skyline Corp.	1,099	18,101
Smith & Wesson Holding Corp. (I)(L)	7,658	37,831
Sport Supply Group, Inc.	1,415	15,169
Standard Pacific Corp. (I)	13,471	42,972

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
Stanley Furniture Company, Inc. (I)	1,697	$12,609
Steinway Musical Instruments, Inc. (I)	1,148	16,416
Steven Madden, Ltd. (I)	2,000	71,360
Sturm Ruger & Company, Inc. (L)	2,633	28,331
Tempur-Pedic International, Inc. (I)	9,549	205,781
Timberland Company, Class A (I)	5,578	93,153
True Religion Apparel, Inc. (I)(L)	3,252	59,967
Tupperware Brands Corp.	8,010	372,865
Under Armour, Inc., Class A (I)(L)	4,224	108,134
Unifi, Inc. (I)	6,004	18,312
Unifirst Corp.	1,809	79,506
Universal Electronics, Inc. (I)	1,786	38,417
Volcom, Inc. (I)	2,423	38,041
Warnaco Group, Inc. (I)	5,844	237,909
Weyco Group, Inc.	1,004	23,263
Wolverine World Wide, Inc.	6,257	159,991

		4,619,502
Consumer Services - 3.68%
AFC Enterprises, Inc. (I)	3,774	29,550
Ambassadors Group, Inc.	2,436	28,696
American Public Education, Inc. (I)	2,343	75,046
Ameristar Casinos, Inc.	3,369	58,553
Bally Technologies, Inc. (I)	6,984	290,046
BJ's Restaurants, Inc. (I)(L)	2,548	43,494
Bob Evans Farms, Inc.	3,981	100,560
Bridgepoint Education, Inc. (I)	1,802	28,778
Buffalo Wild Wings, Inc. (I)(L)	2,325	92,860
California Pizza Kitchen, Inc. (I)	2,586	32,480
Capella Education Company (I)(L)	1,843	131,369
Carrols Restaurant Group, Inc. (I)	1,793	11,870
CEC Entertainment, Inc. (I)	2,999	87,451
ChinaCast Education Corp. (I)	3,901	27,502
Churchill Downs, Inc.	1,284	44,426
CKE Restaurants, Inc.	6,501	54,868
Coinstar, Inc. (I)	3,849	103,115
Corinthian Colleges, Inc. (I)(L)	10,237	151,712
Cracker Barrel Old Country Store, Inc.	2,936	110,276
Denny's Corp. (I)	13,398	30,681
DineEquity, Inc. (I)(L)	2,321	49,461
Domino's Pizza, Inc. (I)	4,955	38,996
Dover Downs Gaming & Entertainment, Inc.	2,505	11,423
Gaylord Entertainment Company (I)	5,180	91,168
Grand Canyon Education, Inc. (I)	2,049	39,279
Great Wolf Resorts, Inc. (I)	4,342	10,551
Internap Network Services Corp. (I)	6,833	25,419
Interval Leisure Group, Inc. (I)	5,163	59,065
Isle of Capri Casinos, Inc. (I)(L)	2,136	16,170
Jack in the Box, Inc. (I)	7,354	137,299
Jackson Hewitt Tax Service, Inc.	3,934	16,287
K12, Inc. (I)	3,078	55,158
Krispy Kreme Doughnuts, Inc. (I)	7,720	24,858
Landry's Restaurants, Inc. (I)(L)	1,205	25,618
Learning Tree International, Inc. (I)	1,282	14,115
Life Time Fitness, Inc. (I)(L)	5,187	117,226
Lincoln Educational Services Corp. (I)	1,265	27,982
Mac-Gray Corp. (I)	1,414	11,439
Marcus Corp.	2,707	33,540
Matthews International Corp., Class A	3,861	133,745

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
McCormick & Schmick's Seafood
Restaurants, Inc. (I)	2,315	$14,330
Morgans Hotel Group Company (I)	3,381	12,442
Multimedia Games, Inc. (I)	3,646	20,017
O'Charley's, Inc. (I)	2,429	15,594
Orient Express Hotels, Ltd., Class A (I)(L)	9,974	83,383
P.F. Chang's China Bistro, Inc. (I)(L)	3,085	100,633
Papa John's International, Inc. (I)	2,892	63,971
Peets Coffee & Tea, Inc. (I)(L)	1,458	47,472
Pinnacle Entertainment, Inc. (I)	7,920	83,714
Pre-Paid Legal Services, Inc. (I)(L)	934	35,567
Red Robin Gourmet Burgers, Inc. (I)	2,104	32,843
Regis Corp.	7,327	114,741
Ruby Tuesday, Inc. (I)	8,459	53,545
Shuffle Master, Inc. (I)	6,952	56,798
Sonic Corp. (I)	7,996	77,081
Sotheby's (L)	8,599	163,123
Speedway Motorsports, Inc.	1,803	28,794
Steiner Leisure, Ltd. (I)	1,860	73,563
Stewart Enterprises, Inc., Class A (L)	10,438	48,850
Texas Roadhouse, Inc., Class A (I)(L)	6,546	67,293
The Cheesecake Factory, Inc. (I)	7,727	145,499
The Steak & Shake Company (I)(L)	3,317	38,079
Universal Technical Institute, Inc. (I)	2,544	48,056
Universal Travel Group. (I)	1,286	13,464
Vail Resorts, Inc. (I)(L)	3,788	146,937
Youbet.com, Inc. (I)	4,463	13,032

		4,070,953
Diversified Financials - 3.48%
Advance America Cash Advance Centers, Inc.	6,045	37,842
Allied Capital Corp.	23,180	82,057
American Capital, Ltd. (I)(L)	36,111	106,166
Apollo Investment Corp.	20,771	199,817
Ares Capital Corp.	12,367	143,705
Asset Acceptance Capital Corp. (I)	1,945	11,359
BGC Partners, Inc., Class A	6,194	26,201
BlackRock Kelso Capital Corp.	1,757	14,091
Broadpoint Gleacher Securities, Inc. (I)(L)	6,707	36,352
Calamos Asset Management, Inc.	2,599	27,315
Capital Southwest Corp.	376	29,430
Cardtronics, Inc. (I)	1,747	19,304
Cash America International, Inc.	3,797	122,112
Cohen & Steers, Inc. (L)	2,198	42,070
Compass Diversified Trust	3,087	34,389
Credit Acceptance Corp. (I)	751	25,977
Diamond Hill Investment Group, Inc.	312	18,767
Dollar Financial Corp. (I)	3,125	76,312
Duff & Phelps Corp.	2,108	35,773
E*TRADE Financial Corp. (I)	188,459	309,073
Encore Capital Group, Inc. (I)	1,763	30,042
Epoch Holding Corp.	1,771	17,002
Evercore Partners, Inc., Class A	1,316	40,809
EZCORP, Inc., Class A (I)	5,839	86,242
FBR Capital Markets Corp. (I)	2,339	14,666
Fifth Street Finance Corp.	4,173	40,770
Financial Federal Corp.	3,377	91,517
First Cash Financial Services, Inc. (I)	3,002	57,338
First Marblehead Corp. (I)	8,360	17,305

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financials (continued)
GAMCO Investors, Inc., Class A	931	$42,761
GFI Group, Inc.	8,377	40,712
Gladstone Capital Corp.	2,964	23,149
Gladstone Investment Corp.	3,770	17,417
Harris & Harris Group, Inc. (I)	3,719	15,062
Hercules Technology Growth Capital, Inc.	4,555	44,867
International Assets Holding Corp. (I)	1,700	28,067
JMP Group, Inc.	2,053	18,477
Kayne Anderson Energy Development Fund
(I)	1,484	20,079
KBW, Inc. (I)	4,475	110,040
Knight Capital Group, Inc. (I)	11,859	173,616
Kohlberg Capital Corp.	2,578	12,374
LaBranche & Company, Inc. (I)	7,622	20,198
Life Partners Holdings, Inc. (L)	962	17,903
Main Street Capital Corp.	1,133	16,077
MarketAxess Holdings, Inc.	3,817	47,522
MCG Capital Corp. (I)	8,598	34,134
Medallion Financial Corp.	2,543	21,005
MF Global, Ltd. (I)	12,390	77,933
MVC Capital, Inc.	2,980	31,052
Nelnet, Inc., Class A	2,524	43,842
NewStar Financial, Inc. (I)	3,994	13,180
NGP Capital Resources Company	2,982	22,932
Oppenheimer Holdings, Inc., Class A	1,237	38,953
optionsXpress Holdings, Inc.	5,371	82,176
PennantPark Investment Corp.	3,497	29,655
Penson Worldwide, Inc. (I)(L)	2,488	22,317
PHH Corp. (I)(L)	7,070	97,707
PICO Holdings, Inc. (I)	2,926	87,604
Piper Jaffray Companies, Inc. (I)	2,532	109,762
Portfolio Recovery Associates, Inc. (I)(L)	1,975	88,934
Prospect Capital Corp. (L)	6,847	74,495
Riskmetrics Group, Inc. (I)	2,786	41,595
Safeguard Scientifics, Inc. (I)	2,802	25,890
Sanders Morris Harris Group, Inc.	2,782	14,021
Stifel Financial Corp. (I)	3,820	205,210
SWS Group, Inc.	3,046	37,892
Teton Advisors, Inc. (I)	21	0
Thomas Weisel Partners Group, Inc. (I)	3,079	13,855
TICC Capital Corp.	3,988	22,333
Tradestation Group, Inc. (I)	4,218	31,044
Triangle Capital Corp. (I)	1,424	18,042
U.S. Global Investors, Inc.	1,761	22,646
Virtus Investment Partners, Inc. (I)	868	13,576
Westwood Holdings Group, Inc.	756	26,286
World Acceptance Corp. (I)(L)	2,095	61,446

		3,851,641
Energy - 5.04%
Allis-Chalmers Energy, Inc. (I)	7,941	25,729
Apco Oil and Gas International, Inc.	1,022	22,453
Approach Resources, Inc. (I)	1,856	12,992
Arena Resources, Inc. (I)	4,857	198,603
Atlas Energy Inc. (I)	8,638	221,997
ATP Oil & Gas Corp. (I)(L)	5,116	81,600
Basic Energy Services, Inc. (I)	3,003	20,661
Berry Petroleum Company, Class A	5,471	149,522
Bill Barrett Corp. (I)	4,879	139,295
Bolt Technology Corp. (I)	1,364	14,936

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Boots & Coots, Inc. (I)	11,193	$16,006
BPZ Energy, Inc. (I)	11,849	86,261
Brigham Exploration Company (I)	10,693	111,635
Bristow Group, Inc. (I)	3,729	127,979
Bronco Drilling Company, Inc. (I)	3,190	16,811
Cal Dive International, Inc. (I)	5,713	41,476
Cameron International Corp. (I)	3,011	113,816
Carbo Ceramics, Inc.	2,434	144,385
Carrizo Oil & Gas, Inc. (I)(L)	3,614	76,075
Cheniere Energy, Inc. (I)(L)	8,210	15,599
Clayton Williams Energy, Inc. (I)	774	21,881
Clean Energy Fuels Corp. (I)	4,630	54,171
Complete Production Services, Inc. (I)	7,549	78,434
Contango Oil & Gas Company (I)	1,546	68,611
Crosstex Energy, Inc.	5,604	27,235
CVR Energy, Inc. (I)	3,041	22,291
Dawson Geophysical Company (I)	1,041	22,527
Delek US Holdings, Inc.	1,798	12,352
Delta Petroleum Corp. (I)(L)	23,627	21,501
DHT Maritime, Inc.	6,979	28,056
Dril-Quip, Inc. (I)	3,672	198,325
Endeavour International Corp. (I)(L)	16,194	15,384
FX Energy, Inc. (I)(L)	6,347	15,677
General Maritime Corp.	6,429	45,453
Geokinetics, Inc. (I)	811	8,321
Georesources, Inc. (I)	1,051	11,309
Global Industries, Ltd. (I)	12,802	75,148
GMX Resources, Inc. (I)(L)	4,078	47,631
Golar LNG, Ltd.	4,160	52,291
Goodrich Petroleum Corp. (I)(L)	3,137	69,422
Gran Tierra Energy, Inc. (I)(L)	26,154	149,339
Green Plains Renewable Energy, Inc. (I)	1,288	14,954
Gulf Islands Fabrication, Inc.	1,561	34,326
GulfMark Offshore, Inc. (I)	2,919	79,572
Gulfport Energy Corp. (I)	3,360	31,954
Harvest Natural Resources, Inc. (I)	4,494	26,739
Hercules Offshore, Inc. (I)(L)	14,876	76,016
Hornbeck Offshore Services, Inc. (I)	2,938	67,016
International Coal Group, Inc. (I)(L)	11,719	48,868
ION Geophysical Corp. (I)	13,787	75,001
Isramco, Inc. (I)	126	8,839
James River Coal Company (I)	3,573	65,493
Key Energy Services, Inc. (I)	15,812	120,487
Knightsbridge Tankers, Ltd.	2,397	31,305
Lufkin Industries, Inc.	1,890	113,721
Matrix Service Company (I)	3,537	30,277
McMoran Exploration Company (I)(L)	9,882	71,743
Natural Gas Services Group, Inc. (I)	1,603	28,036
Newpark Resources, Inc. (I)	11,844	31,742
Nordic American Tanker Shipping, Ltd. (L)	5,281	168,834
Northern Oil And Gas, Inc. (I)	3,923	35,895
Oilsands Quest, Inc. (I)	29,064	35,167
OYO Geospace Corp. (I)	575	18,716
Panhandle Oil and Gas, Inc.	985	20,468
Parker Drilling Company (I)	14,967	74,835
Patriot Coal Corp. (I)(L)	9,510	116,497
Penn Virginia Corp.	5,826	105,567
Petroleum Development Corp. (I)	2,529	45,446
Petroquest Energy, Inc. (I)	6,745	37,974

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
PHI, Inc. (I)	1,764	$31,311
Pioneer Drilling Company (I)	5,705	34,572
Rex Energy Corp. (I)	3,348	30,299
Rosetta Resources, Inc. (I)	6,779	106,769
RPC, Inc. (L)	3,571	34,496
Ship Finance International, Ltd.	5,620	73,285
Stone Energy Corp. (I)(L)	5,405	102,209
Superior Well Services, Inc. (I)	1,847	23,956
Swift Energy Company (I)	4,832	103,743
Syntroleum Corp. (I)	8,646	18,157
T-3 Energy Services, Inc. (I)	1,656	41,334
TETRA Technologies, Inc. (I)	9,676	100,243
Toreador Resources Corp.	2,811	23,191
Uranerz Energy Corp. (I)	6,391	8,820
Uranium Energy Corp. (I)(L)	7,300	23,141
USEC, Inc. (I)(L)	14,485	53,015
VAALCO Energy, Inc.	7,612	31,894
Vantage Drilling Company (I)	9,003	14,855
Venoco, Inc. (I)	2,367	26,392
W&T Offshore, Inc. (L)	4,443	45,985
Warren Resources, Inc. (I)	9,633	23,023
Western Refining, Inc. (I)(L)	5,483	25,496
Westmoreland Coal Company (I)	1,672	11,286
Willbros Group, Inc. (I)	5,115	80,561
World Fuel Services Corp. (L)	3,769	200,435
Zion Oil & Gas Inc (I)(L)	1,838	11,249

		5,578,395
Food & Staples Retailing - 0.89%
Andersons, Inc.	2,331	60,909
Arden Group, Inc.	156	14,506
Casey's General Stores, Inc.	6,375	195,011
Diedrich Coffee, Inc. (I)	417	13,811
Ingles Markets, Inc.	1,919	29,956
Nash Finch Company	1,714	56,236
Pantry, Inc. (I)	2,947	43,557
PriceSmart, Inc.	2,106	39,572
Ruddick Corp.	5,373	143,029
Spartan Stores, Inc.	2,922	40,411
Susser Holdings Corp. (I)	1,192	12,635
The Great Atlantic & Pacific Tea Company,
Inc. (I)(L)	4,392	48,839
United Natural Foods, Inc. (I)	5,486	138,302
Village Super Market, Inc.	928	28,044
Weis Markets, Inc.	1,383	48,101
Winn-Dixie Stores, Inc. (I)	7,016	75,632

		988,551
Food, Beverage & Tobacco - 1.74%
AgFeed Industries, Inc. (I)(L)	3,592	19,145
Alico, Inc.	580	15,086
Alliance One International, Inc. (I)	11,810	56,334
American Dairy, Inc. (I)(L)	1,255	31,199
American Italian Pasta Company, Class A (I)	2,739	87,347
B&G Foods, Inc.	3,714	31,792
Boston Beer Company, Inc. (I)	1,112	46,804
Cal-Maine Foods, Inc.	1,761	48,322
Calavo Growers, Inc.	1,360	22,957
Chiquita Brands International, Inc. (I)(L)	5,774	98,100
Coca-Cola Bottling Company	573	27,126

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Food, Beverage & Tobacco (continued)
Darling International, Inc. (I)	10,645	$75,792
Diamond Foods, Inc.	2,105	65,002
Farmer Brothers Company	957	16,681
Fresh Del Monte Produce, Inc. (I)	5,176	112,474
Griffin Land & Nurseries, Inc.	581	16,117
Hain Celestial Group, Inc. (I)	5,253	91,087
Heckmann Corp. (I)	10,358	44,850
HQ Sustainable Maritime Industries, Inc. (I)	1,548	11,006
Imperial Sugar Company	1,712	25,851
J & J Snack Foods Corp.	1,814	65,485
Lancaster Colony Corp.	2,424	115,673
Lance, Inc.	3,557	86,613
National Beverage Corp. (I)	1,347	14,480
Omega Protein Corp. (I)	2,932	11,523
Overhill Farms, Inc. (I)	2,505	14,429
Sanderson Farms, Inc.	2,617	105,125
Seneca Foods Corp., Class A (I)	1,301	30,769
Smart Balance, Inc. (I)	8,201	44,203
Synutra International, Inc. (I)(L)	2,062	25,156
Tootsie Roll Industries, Inc. (L)	3,022	76,819
TreeHouse Foods, Inc. (I)	4,025	140,352
Universal Corp. (L)	3,245	139,243
Vector Group, Ltd.	5,099	70,927
Zhongpin, Inc. (I)	3,098	42,164

		1,926,033
Health Care Equipment & Services - 8.00%
Abaxis, Inc. (I)(L)	2,802	62,961
Abiomed, Inc. (I)	4,106	34,737
Accuray, Inc. (I)	5,233	27,055
Air Methods Corp. (I)	1,398	48,189
Align Technology, Inc. (I)	7,467	122,160
Alliance Imaging, Inc. (I)	3,802	22,508
Allied Healthcare International, Inc. (I)	6,668	19,737
Allion Healthcare, Inc. (I)	2,894	18,811
Almost Family, Inc. (I)	943	34,071
Alphatec Holdings, Inc. (I)	4,275	19,408
Amedisys, Inc. (I)(L)	3,494	129,418
America Service Group, Inc.	1,234	18,103
American Dental Partners, Inc. (I)	2,041	24,900
American Medical Systems Holdings, Inc.
(I)(L)	9,459	166,195
AMERIGROUP Corp. (I)	6,751	160,066
AMICAS, Inc. (I)	5,054	22,996
AMN Healthcare Services, Inc. (I)	4,316	34,485
AmSurg Corp. (I)	3,947	81,742
Analogic Corp.	1,677	67,935
AngioDynamics, Inc. (I)	3,163	49,185
Assisted Living Concepts, Inc. (I)	1,350	31,576
athenahealth, Inc. (I)	4,285	179,541
Atrion Corp.	203	27,509
ATS Medical, Inc. (I)	6,785	20,016
Bio Reference Labs, Inc. (I)	1,498	49,134
BioScrip, Inc. (I)	4,962	37,314
Bovie Medical Corp. (I)	2,421	19,126
Cantel Medical Corp. (I)	1,613	28,873
Capital Senior Living Corp. (I)	3,325	15,228
CardioNet, Inc. (I)	3,507	17,079
Catalyst Health Solutions, Inc. (I)	4,652	158,215

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
Centene Corp. (I)	5,518	$103,849
Chemed Corp.	2,860	129,215
Chindex International, Inc. (I)	1,774	24,268
Clarient, Inc. (I)	4,010	10,225
Computer Programs & Systems, Inc. (L)	1,198	55,336
Conceptus, Inc. (I)	3,898	65,993
CONMED Corp. (I)	3,764	78,254
Continucare Corp. (I)	4,379	13,619
CorVel Corp. (I)	987	29,501
Cross Country Healthcare, Inc. (I)	4,163	35,427
Cryolife, Inc. (I)	3,884	22,216
Cutera, Inc. (I)	2,075	18,716
Cyberonics, Inc. (I)(L)	3,537	63,666
Cynosure, Inc. (I)	1,503	15,030
Delcath Systems, Inc. (I)	3,137	15,748
DexCom, Inc. (I)(L)	6,081	44,087
Eclipsys Corp. (I)	7,198	132,011
Electro-Optical Sciences, Inc. (I)(L)	2,708	28,434
Emergency Medical Services Corp., Class A
(I)	1,254	60,505
Emeritus Corp. (I)	2,564	40,101
Endologix, Inc. (I)	6,378	27,043
EV3, Inc. (I)	9,521	120,917
Exactech, Inc. (I)	1,184	18,707
Genoptix, Inc. (I)	2,158	78,227
Gentiva Health Services, Inc. (I)	3,716	87,883
Greatbatch, Inc. (I)	3,025	55,630
Haemonetics Corp. (I)	3,244	173,165
Hanger Orthopedic Group, Inc. (I)	3,245	43,288
Hansen Medical, Inc. (I)(L)	3,711	9,500
Health Grades, Inc. (I)	3,378	14,762
Healthsouth Corp. (I)(L)	11,293	198,079
Healthspring, Inc. (I)	6,277	103,947
Healthways, Inc. (I)	4,357	74,810
HeartWare International, Inc. (I)	689	21,648
HMS Holdings Corp. (I)	3,277	144,876
ICU Medical, Inc. (I)	1,646	54,318
Immucor, Inc. (I)	8,997	165,995
Insulet Corp. (I)(L)	3,763	46,134
Integra LifeSciences Holdings Corp. (I)	2,407	78,805
Invacare Corp.	3,749	93,350
inVentiv Health, Inc. (I)	4,390	69,538
IPC The Hospitalist Company, Inc. (I)	2,051	64,524
IRIS International, Inc. (I)	2,429	27,205
Kensey Nash Corp. (I)	1,072	24,967
Kindred Healthcare, Inc. (I)	5,053	75,088
Landauer, Inc.	1,217	69,223
LCA-Vision, Inc. (I)	2,335	12,866
LHC Group, Inc. (I)	1,954	60,125
Magellan Health Services, Inc. (I)	4,473	164,472
MAKO Surgical Corp. (I)	2,262	19,272
Masimo Corp. (I)	6,461	170,312
MedAssets, Inc. (I)	5,009	116,910
MedCath Corp. (I)	2,087	15,319
Medical Action, Inc. (I)	1,970	25,137
Medidata Solutions, Inc. (I)	927	15,713
Merge Healthcare, Inc. (I)	3,665	11,215
Meridian Bioscience, Inc. (L)	5,187	107,423
Merit Medical Systems, Inc. (I)	3,567	58,784
Micrus Endovascular Corp. (I)	2,082	27,378

The accompanying notes are an integral part of the financial statements
174

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
Molina Healthcare, Inc. (I)	1,740	$36,366
MWI Veterinary Supply, Inc. (I)	1,417	52,557
National Healthcare Corp.	1,048	36,690
Natus Medical, Inc. (I)	3,612	48,112
Neogen Corp. (I)	1,736	56,489
Nighthawk Radiology Holdings, Inc. (I)	2,991	15,613
NovaMed, Inc. (I)(L)	3,189	12,118
Nuvasive, Inc. (I)(L)	4,657	151,120
NxStage Medical, Inc. (I)	2,992	20,256
Odyssey Healthcare, Inc. (I)	4,211	61,186
Omnicell, Inc. (I)	4,068	41,494
OraSure Technologies, Inc. (I)	6,634	25,475
Orthofix International NV (I)	2,195	66,399
Orthovita, Inc. (I)	8,656	31,248
Owens & Minor, Inc.	5,296	205,432
Palomar Medical Technologies, Inc. (I)	2,333	21,347
PharMerica Corp. (I)	3,973	59,794
Phase Forward, Inc. (I)	5,546	84,632
Providence Service Corp. (I)	1,402	19,600
PSS World Medical, Inc. (I)	7,561	146,305
Psychiatric Solutions, Inc. (I)	7,216	159,907
Quality Systems, Inc. (L)	2,988	177,756
Quidel Corp. (I)(L)	3,318	41,707
RehabCare Group, Inc. (I)	2,381	67,073
Res-Care, Inc. (I)	3,271	41,967
Rochester Medical Corp. (I)	1,570	17,223
Rockwell Medical Technologies, Inc. (I)(L)	2,655	16,488
RTI Biologics, Inc. (I)	7,421	30,278
Sirona Dental Systems, Inc. (I)	2,154	62,681
Skilled Healthcare Group, Inc. (I)	2,883	19,576
Somanetics Corp. (I)	1,657	23,745
SonoSite, Inc. (I)	2,207	49,856
Spectranetics Corp. (I)	4,535	25,351
Stereotaxis, Inc. (I)(L)	4,217	15,729
STERIS Corp.	7,431	240,096
Sun Healthcare Group, Inc. (I)	5,733	48,501
Sunrise Senior Living, Inc. (I)	5,717	17,894
SurModics, Inc. (I)(L)	1,983	44,320
Symmetry Medical, Inc. (I)	4,700	37,694
Synovis Life Technologies, Inc. (I)	1,642	19,967
The Ensign Group, Inc.	1,393	19,265
Thoratec Corp. (I)	7,206	214,667
TomoTherapy, Inc. (I)	6,485	22,179
Transcend Services, Inc. (I)	894	16,467
Triple-S Management Corp., Class B (I)	2,669	42,864
Universal American Financial Corp. (I)	3,514	36,405
US Physical Therapy, Inc. (I)	1,625	23,741
Vascular Solutions, Inc. (I)	2,489	20,236
Vital Images, Inc. (I)	2,032	25,684
Volcano Corp. (I)	6,203	91,370
WellCare Health Plans, Inc. (I)	5,420	178,806
West Pharmaceutical Services, Inc.	4,150	159,982
Wright Medical Group, Inc. (I)	4,913	88,434
Young Innovations, Inc.	792	19,198
Zoll Medical Corp. (I)	2,719	66,915

		8,857,284

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Household & Personal Products - 0.83%
American Oriental Bioengineering, Inc. (I)(L)	8,192	$32,850
Bare Escentuals, Inc. (I)	8,499	108,702
Central Garden & Pet Company, Class A (I)	7,931	65,431
Chattem, Inc. (I)	2,513	165,456
China Sky One Medical, Inc. (I)(L)	1,390	22,810
China-Biotics, Inc. (I)	1,239	17,519
Elizabeth Arden, Inc. (I)	3,244	47,849
Intermediate Parfums, Inc.	1,863	21,965
Medifast, Inc. (I)	1,673	45,138
Nu Skin Enterprises, Inc., Class A	6,310	168,982
Nutraceutical International Corp. (I)	1,621	19,371
Orchids Paper Products Company (I)	857	15,854
Prestige Brands Holdings, Inc. (I)	4,674	32,578
Revlon, Inc. (I)	2,576	46,626
The Female Health Company (I)	2,318	12,656
USANA Health Sciences, Inc. (I)	863	27,694
WD-40 Company	2,155	69,283

		920,764
Insurance - 3.29%
Ambac Financial Group, Inc. (I)(L)	37,428	28,820
American Equity Investment Life Holding
Company (I)	7,776	56,920
American Physicians Capital, Inc.	1,292	35,246
American Physicians Service Group, Inc.	1,003	23,320
American Safety Insurance Holdings, Ltd. (I)	1,311	19,704
Amerisafe, Inc. (I)	2,460	41,549
Amtrust Financial Services, Inc.	2,872	34,320
Argo Group International Holdings, Ltd. (I)	3,878	113,121
Assured Guaranty, Ltd. (L)	13,409	304,116
Baldwin & Lyons, Inc., Class B	1,211	28,071
Citizens, Inc., Class A (I)	4,090	25,153
CNA Surety Corp. (I)	2,162	29,079
Conseco, Inc. (I)	23,930	114,625
Crawford & Company, Class B (I)	2,816	10,813
Delphi Financial Group, Inc.	5,965	130,395
Donegal Group, Inc.	1,471	21,521
eHealth, Inc. (I)	3,263	43,300
EMC Insurance Group, Inc.	740	15,370
Employers Holdings, Inc.	6,049	92,610
Enstar Group, Ltd. (I)	838	61,652
FBL Financial Group, Inc., Class A	1,713	30,200
First American Corp.	850	26,962
First Mercury Financial Corp.	2,007	26,011
Flagstone Reinsurance Holdings, Ltd.	4,982	53,855
FPIC Insurance Group, Inc. (I)	1,005	35,245
Greenlight Capital Re, Ltd., Class A (I)	3,654	88,609
Harleysville Group, Inc.	1,676	52,744
Hilltop Holdings, Inc. (I)	5,369	65,233
Horace Mann Educators Corp.	5,068	60,917
Infinity Property & Casualty Corp.	1,815	72,527
Kansas City Life Insurance Company	686	18,453
Maiden Holdings, Ltd.	6,304	47,532
Max Capital Group, Ltd.	5,878	128,082
Meadowbrook Insurance Group, Inc.	7,455	51,067
Mercer Insurance Group, Inc.	1,105	18,984
Montpelier Re Holdings, Ltd.	10,935	183,052

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Insurance (continued)
National Financial Partners Corp. (I)	5,382	$47,039
National Interstate Corp.	845	14,821
National Western Life Insurance Company,
Class A	274	46,755
Navigators Group, Inc. (I)	1,587	73,970
Phoenix Companies, Inc. (I)	15,293	37,927
Platinum Underwriters Holdings, Ltd.	6,416	226,421
PMA Capital Corp., Class A (I)	4,668	29,735
Presidential Life Corp.	3,041	30,988
ProAssurance Corp. (I)	4,178	222,478
RLI Corp.	2,367	119,368
Safety Insurance Group, Inc.	1,757	62,584
SeaBright Insurance Holdings, Inc. (I)	2,942	32,362
Selective Insurance Group, Inc.	6,827	106,501
State Auto Financial Corp.	1,898	30,805
Stewart Information Services Corp.	2,353	24,401
Tower Group, Inc.	5,143	126,929
United America Indemnity, Ltd. (I)	5,149	35,425
United Fire & Casualty Company	2,956	50,961
Zenith National Insurance Corp.	4,744	135,631

		3,644,279
Materials - 4.76%
A. M. Castle & Company	2,167	28,388
A. Schulman, Inc.	3,008	49,091
AEP Industries, Inc. (I)	723	27,322
Allied Nevada Gold Corp. (I)	7,022	91,286
AMCOL International Corp.	3,017	82,213
American Vanguard Corp.	2,620	19,257
Arch Chemicals, Inc.	3,221	86,355
Balchem Corp.	2,328	74,217
Boise, Inc. (I)(L)	3,785	18,509
Brush Engineered Materials, Inc. (I)	2,600	46,020
Buckeye Technologies, Inc. (I)	5,033	48,719
Bway Holding Company (I)	949	15,108
Calgon Carbon Corp. (I)(L)	7,019	98,196
Century Aluminum Company (I)(L)	5,950	58,012
China Green Agriculture, Inc. (I)	1,313	21,008
China Precision Steel, Inc. (I)(L)	4,507	9,690
Clearwater Paper Corp. (I)	1,453	71,386
Coeur d'Alene Mines Corp. (I)(L)	9,628	219,615
Deltic Timber Corp.	1,362	52,056
Domtar Corp. (I)	5,329	300,662
Ferro Corp.	5,944	38,458
General Moly, Inc. (I)	8,265	18,596
General Steel Holdings, Inc. (I)(L)	2,428	9,736
Graphic Packaging Holding Company (I)	14,498	39,145
H.B. Fuller Company	6,223	126,700
Hawkins, Inc. (L)	1,175	25,662
Haynes International, Inc.	1,569	42,049
Headwaters, Inc. (I)	6,925	32,617
Hecla Mining Company (I)(L)	30,326	200,455
Horsehead Holding Corp. (I)	5,559	62,372
ICO, Inc. (I)	4,135	17,491
Innophos Holdings, Inc.	2,233	55,311
Innospec, Inc.	3,131	27,835
Kaiser Aluminum Corp.	2,002	77,357
KapStone Paper and Packaging Corp. (I)	2,799	19,845
Koppers Holdings, Inc.	2,652	74,919
Landec Corp. (I)	3,793	23,820

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Louisiana-Pacific Corp. (I)(L)	16,214	$101,175
LSB Industries, Inc. (I)	2,206	26,957
Minerals Technologies, Inc.	2,401	126,869
Myers Industries, Inc.	4,158	34,387
Neenah Paper, Inc.	2,023	28,180
Newmarket Corp.	1,279	133,937
Olin Corp.	9,996	167,633
Olympic Steel, Inc.	1,174	32,555
OM Group, Inc. (I)	3,927	120,284
Omnova Solutions, Inc. (I)	5,712	37,813
P.H. Glatfelter Company	5,839	64,930
Paramount Gold and Silver Corp. (I)	10,980	14,274
PolyOne Corp. (I)	11,933	85,679
Quaker Chemical Corp.	1,481	28,865
RBC Bearings, Inc. (I)	2,791	64,640
Rock-Tenn Company, Class A	4,861	219,571
Rockwood Holdings, Inc. (I)	6,350	142,938
RTI International Metals, Inc. (I)	3,867	76,605
Schweitzer Mauduit International, Inc.	1,947	119,857
Sensient Technologies Corp.	6,207	157,285
ShengdaTech, Inc. (I)(L)	3,720	23,585
Silgan Holdings, Inc.	3,348	179,352
Solutia, Inc. (I)	15,295	164,727
Spartech Corp.	4,026	43,763
Stepan Company	932	58,455
Stillwater Mining Company (I)	5,325	50,694
Texas Industries, Inc.	3,052	106,026
U.S. Gold Corp. (I)	9,964	28,298
Universal Stainless & Alloy Products, Inc. (I)	1,045	16,960
W.R. Grace & Company (I)	9,269	211,889
Wausau-Mosinee Paper Corp.	5,669	57,540
Westlake Chemical Corp. (L)	2,473	64,669
Worthington Industries, Inc.	7,731	90,530
Zep, Inc.	2,786	49,256
Zoltek Companies, Inc. (I)(L)	3,727	33,468

		5,273,124
Media - 0.91%
Arbitron, Inc.	3,419	73,611
Ascent Media Corp., Class A (I)	1,873	42,892
Belo Corp., Class A	11,568	54,485
Cinemark Holdings, Inc.	4,181	52,890
CKX, Inc. (I)	7,468	40,775
Dolan Media Company (I)	3,878	45,566
EW Scripps Company (I)	3,795	23,909
Fisher Communications, Inc. (I)	889	14,313
Global Sources, Ltd. (I)	2,170	12,760
Harte-Hanks, Inc.	4,827	46,387
Journal Communications, Inc.	5,366	18,727
Knology, Inc. (I)	3,924	38,691
LIN TV Corp. (I)	3,753	14,299
Live Nation, Inc. (I)	10,900	78,044
LodgeNet Entertainment Corp. (I)	2,701	12,127
Martha Stewart Living Omnimedia, Inc., Class
A (I)(L)	3,719	17,107
Mediacom Communications Corp., Class A (I)	5,330	21,533
National Cinemedia, Inc.	5,417	79,142
Outdoor Channel Holdings, Inc. (I)	1,999	11,734

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Media (continued)
Playboy Enterprises, Inc., Class B (I)	3,342	$13,134
RCN Corp. (I)	4,943	42,362
Rentrak Corp. (I)	1,333	19,928
Scholastic Corp.	2,837	71,521
Sinclair Broadcast Group, Inc., Class A	5,841	21,436
Valassis Communications, Inc. (I)	6,188	91,768
World Wrestling Entertainment, Inc., Class A	2,951	47,423

		1,006,564
Pharmaceuticals, Biotechnology & Life Sciences - 6.15%
Accelrys, Inc. (I)	4,035	21,143
Acorda Therapeutics, Inc. (I)	4,916	118,377
Adolor Corp. (I)	7,855	11,861
Affymax, Inc. (I)	1,866	38,029
Affymetrix, Inc. (I)	9,373	44,428
Akorn, Inc. (I)(L)	9,050	14,661
Albany Molecular Research, Inc. (I)	3,334	27,972
Alkermes, Inc. (I)	12,332	110,741
Allos Therapeutics, Inc. (I)(L)	9,566	61,892
Alnylam Pharmaceuticals, Inc. (I)(L)	4,716	79,276
AMAG Pharmaceuticals, Inc. (I)(L)	2,191	81,921
Ardea Biosciences, Inc. (I)(L)	1,991	26,799
Arena Pharmaceuticals, Inc. (I)(L)	12,340	44,794
Ariad Pharmaceuticals, Inc. (I)	14,572	32,933
Arqule, Inc. (I)	6,177	22,175
Array BioPharma, Inc. (I)	7,161	12,317
Auxilium Pharmaceuticals, Inc. (I)(L)	5,961	207,860
AVANIR Pharmaceuticals (I)(L)	8,224	13,734
AVI BioPharma, Inc. (I)(L)	13,331	18,930
Biocryst Pharmaceuticals, Inc. (I)(L)	2,810	22,789
BioMimetic Therapeutics, Inc. (I)	1,947	20,736
BioSpecifics Technologies Corp. (I)	536	15,657
BMP Sunstone Corp. (I)	3,906	15,897
Bruker BioSciences Corp. (I)	6,201	70,257
Cadence Pharmaceuticals, Inc. (I)(L)	3,337	28,665
Cambrex Corp. (I)	4,210	22,271
Celera Corp. (I)	10,897	67,997
Celldex Therapeutics, Inc. (I)	3,586	16,209
Cepheid, Inc. (I)(L)	7,457	92,318
Clinical Data, Inc. (I)(L)	1,509	23,555
Cubist Pharmaceuticals, Inc. (I)	7,465	124,516
Cumberland Pharmaceuticals, Inc. (I)	1,085	15,570
Curis, Inc. (I)	9,415	24,573
Cypress Biosciences, Inc. (I)	5,255	27,852
Cytokinetics, Inc. (I)	6,149	19,062
Cytori Therapeutics, Inc. (I)(L)	4,178	24,441
DepoMed, Inc. (I)	7,027	22,978
Dionex Corp. (I)	2,245	157,397
Durect Corp. (I)	11,726	26,384
Dyax Corp. (I)	9,769	36,438
Emergent Biosolutions, Inc. (I)	2,187	31,405
Enzo Biochem, Inc. (I)	4,554	23,590
Enzon Pharmaceuticals, Inc. (I)(L)	6,060	58,843
eResearch Technology, Inc. (I)	5,670	33,453
Exelixis, Inc. (I)	13,973	95,575
Facet Biotech Corp. (I)	3,224	52,938
Genomic Health, Inc. (I)	1,890	35,929
Geron Corp. (I)(L)	11,706	60,754
Halozyme Therapeutics, Inc. (I)	8,910	48,649

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Harvard Bioscience, Inc. (I)	4,175	$14,905
Hemispherx Biopharma, Inc. (I)(L)	16,207	19,448
Hi-Tech Pharmacal Company, Inc. (I)	1,169	21,919
Human Genome Sciences, Inc. (I)(L)	20,931	582,300
Idera Pharmaceuticals, Inc. (I)(L)	2,673	13,178
Immunogen, Inc. (I)	7,522	59,273
Immunomedics, Inc. (I)	8,649	26,812
Impax Laboratories, Inc. (I)	7,891	89,957
Incyte Corp. (I)	11,382	94,812
Indevus Pharmaceuticals, Inc. (I)	156	172
Infinity Pharmaceuticals, Inc. (I)	2,339	14,151
Inspire Pharmaceuticals, Inc. (I)	8,180	47,608
Intermune, Inc. (I)	5,102	54,795
Isis Pharmaceuticals, Inc. (I)	12,030	128,841
Ista Pharmaceuticals, Inc. (I)	4,520	19,300
Javelin Pharmaceuticals, Inc. (I)	7,594	11,011
K-V Pharmaceutical Company, Class A (I)(L)	4,429	14,881
Kendle International, Inc. (I)	1,962	29,371
Lexicon Genetics, Inc. (I)	14,532	22,670
Ligand Pharmaceuticals, Inc., Class B (I)	15,904	31,490
Luminex Corp. (I)	5,448	74,638
Mannkind Corp. (I)(L)	7,587	55,082
MAP Pharmaceuticals, Inc. (I)	1,220	11,041
Martek Biosciences Corp. (I)(L)	4,370	76,038
Maxygen, Inc. (I)	3,769	20,503
Medicines Company (I)	6,956	54,535
Medicis Pharmaceutical Corp., Class A	7,610	179,520
Medivation, Inc. (I)(L)	3,725	114,358
Metabolix, Inc. (I)	2,623	29,299
Micromet, Inc. (I)(L)	7,578	51,758
Molecular Insight Pharmaceuticals, Inc. (I)(L)	2,734	9,022
Momenta Pharmaceuticals, Inc. (I)	5,193	51,670
Myriad Pharmaceuticals, Inc. (I)	3,489	17,480
Nabi Biopharmaceuticals (I)	7,237	35,751
Nanosphere, Inc. (I)	1,751	10,331
Nektar Therapeutics (I)	12,072	105,147
Neurocrine Biosciences, Inc. (I)	6,744	13,690
NeurogesX, Inc. (I)	1,447	11,590
Novavax, Inc. (I)(L)	8,733	26,199
NPS Pharmaceuticals, Inc. (I)	7,120	22,428
Obagi Medical Products, Inc. (I)	2,402	27,047
OncoGenex Pharmaceutical, Inc. (I)(L)	574	18,104
Onyx Pharmaceuticals, Inc. (I)	7,948	227,392
Opko Health, Inc. (I)	5,627	9,847
Optimer Pharmaceuticals, Inc. (I)(L)	3,796	41,680
Orexigen Therapeutics, Inc. (I)	3,497	23,325
Osiris Therapeutics, Inc. (I)	2,524	17,012
Pain Therapeutics, Inc. (I)	5,024	25,823
Par Pharmaceutical Companies, Inc. (I)	4,547	107,855
Parexel International Corp. (I)	7,395	88,814
PDL BioPharma, Inc. (L)	15,491	100,692
Pharmasset, Inc. (I)	2,741	54,793
POZEN, Inc. (I)	3,665	25,875
Progenics Pharmaceuticals, Inc. (I)	4,168	16,130
Protalix BioTherapeutics, Inc. (I)	4,507	44,439
Questcor Pharmaceuticals, Inc. (I)	7,769	33,407
Regeneron Pharmaceuticals, Inc. (I)	8,150	149,553

The accompanying notes are an integral part of the financial statements
177

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Repligen Corp. (I)	4,732	$22,240
Rigel Pharmaceuticals, Inc. (I)	6,588	49,871
Salix Pharmaceuticals, Ltd. (I)	6,230	142,044
Sangamo Biosciences, Inc. (I)	5,953	32,206
Santarus, Inc. (I)	7,138	28,481
Savient Pharmaceuticals, Inc. (I)(L)	8,628	115,874
SciClone Pharmaceuticals, Inc. (I)	4,935	10,561
Seattle Genetics, Inc. (I)	10,803	100,252
Sequenom, Inc. (I)(L)	8,446	34,629
SIGA Technologies, Inc. (I)(L)	3,566	32,272
Spectrum Pharmaceuticals, Inc. (I)(L)	5,774	25,406
StemCells, Inc. (I)	16,323	16,976
Supergen, Inc. (I)	8,599	22,529
Theravance, Inc. (I)	6,993	92,028
Vanda Pharmaceuticals, Inc. (I)	3,510	37,066
Varian, Inc. (I)	3,661	187,407
Vical, Inc. (I)	6,109	17,472
ViroPharma, Inc. (I)	10,104	76,386
Vivus, Inc. (I)(L)	10,435	84,732
XenoPort, Inc. (I)	3,933	64,777
Zymogenetics, Inc. (I)	5,257	32,120

		6,810,632
Real Estate - 6.36%
Acadia Realty Trust REIT	5,117	83,254
Agree Realty Corp., REIT	1,017	25,049
Alexander's, Inc., REIT (I)	262	72,980
American Campus Communities, Inc., REIT	6,602	177,924
American Capital Agency Corp., REIT	1,569	41,531
Anworth Mortgage Asset Corp., REIT	13,487	97,106
Ashford Hospitality Trust, Inc., REIT (I)	7,675	32,005
Associated Estates Realty Corp.	2,336	23,080
Avatar Holdings, Inc. (I)	1,191	18,222
BioMed Realty Trust, Inc., REIT	12,522	171,426
Capital Lease Funding, Inc.	6,868	29,601
Capstead Mortage Corp., REIT	7,967	113,769
Care Investment Trust, Inc.	2,057	16,991
CBL & Associates Properties, Inc., REIT (L)	17,736	164,235
Cedar Shopping Centers, Inc. REIT	5,222	31,541
China Housing & Land Development, Inc.
(I)(L)	3,630	15,863
Cogdell Spencer, Inc., REIT	4,183	21,124
Colonial Properties Trust	8,628	93,269
Consolidated Tomoka Land Company	670	24,120
Cousins Properties, Inc., REIT	9,458	68,098
Cypress Sharpridge Investments, Inc.	2,207	28,912
DCT Industrial Trust, Inc., REIT (L)	26,239	124,635
Developers Diversified Realty Corp.	18,449	186,704
DiamondRock Hospitality Company, REIT (I)	14,949	120,190
DuPont Fabros Technology, Inc., REIT (I)	3,372	54,053
EastGroup Properties, Inc., REIT	3,171	120,244
Education Realty Trust, Inc., REIT	7,611	37,674
Entertainment Properties Trust, REIT	4,449	140,544
Equity Lifestyle Properties, Inc.	3,221	154,640
Equity One, Inc., REIT (L)	4,021	64,939
Extra Space Storage, Inc.	11,116	122,165

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Real Estate (continued)
FelCor Lodging Trust, Inc. (I)	8,672	$29,225
First Industrial Realty Trust, Inc. (I)	7,274	32,442
First Potomac Realty Trust REIT	3,663	43,333
Forestar Group, Inc. (I)	4,646	86,183
Franklin Street Properties Corp.	8,516	96,146
Getty Realty Corp.	2,223	50,529
Gladstone Commercial Corp.	1,677	22,522
Glimcher Realty Trust, REIT	8,805	25,887
Government Properties Income Trust, REIT	1,432	35,757
Gramercy Capital Corp. (I)	5,614	15,888
Hatteras Financial Corp. REIT (L)	4,492	137,455
Healthcare Realty Trust, Inc., REIT	7,510	165,896
Hersha Hospitality Trust	6,763	17,787
Highwoods Properties, Inc., REIT	9,006	275,674
Home Properties, Inc.	4,195	188,481
Inland Real Estate Corp.	9,026	70,854
Invesco Mortgage Capital, Inc.	1,255	26,606
Investors Real Estate Trust	9,562	84,241
iStar Financial, Inc., REIT (I)	13,155	31,967
Kilroy Realty Corp., REIT (L)	5,497	165,625
Kite Realty Group Trust	6,280	19,908
LaSalle Hotel Properties, REIT	8,161	152,039
Lexington Corporate Property Trust	11,902	57,844
LTC Properties, Inc., REIT	2,884	74,148
Medical Properties Trust, Inc.	10,107	97,836
MFA Mortgage Investments, Inc., REIT	35,446	268,326
Mid-America Apartment Communities, Inc.	3,565	165,808
Mission West Properties, Inc.	3,416	23,263
Monmouth Real Estate Investment Corp.	3,481	23,984
National Health Investments, Inc.	3,262	107,613
National Retail Properties, Inc.	10,055	201,502
NorthStar Realty Finance Corp. (L)	8,076	27,378
One Liberty Properties, Inc.	37	331
Parkway Properties, Inc. REIT	2,833	52,892
Pennsylvania Real Estate Investment Trust (L)	5,260	38,871
Pennymac Mortgage Investment Trust, REIT (I)	1,923	34,076
Post Properties, Inc., REIT	6,315	116,385
Potlatch Corp., REIT	5,043	148,466
PS Business Parks, Inc., REIT	2,228	105,919
RAIT Financial Trust (I)	9,014	13,972
Ramco-Gershenson Properties Trust, REIT	3,369	30,658
Redwood Trust, Inc. REIT	10,049	144,404
Resource Capital Corp.	3,055	15,733
Saul Centers, Inc.	850	26,231
Sovran Self Storage, Inc., REIT	3,494	112,926
Starwood Property Trust, Inc., REIT (I)	5,182	100,531
Strategic Hotels & Resorts, Inc. (I)	10,678	18,153
Sun Communities, Inc.	2,233	42,427
Sunstone Hotel Investors, Inc.	12,712	102,967
Tanger Factory Outlet Centers, Inc.	5,086	199,626
Tejon Ranch Company (I)	1,452	38,638
U-Store-It Trust	10,258	66,780
Universal Health Realty Income Trust	1,430	43,872
Urstadt Biddle Properties, Inc.	2,593	35,576
Walter Investment Management Corp., REIT	3,043	37,064

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Real Estate (continued)
Washington, REIT (L)	7,373	$192,435
Winthrop Realty Trust	2,147	19,430

		7,036,398
Retailing - 4.23%
1-800-Flowers.com, Inc., Class A (I)	4,304	9,641
99 Cents Only Stores (I)	6,009	72,228
Americas Car Mart, Inc. (I)	1,286	31,108
AnnTaylor Stores Corp. (I)	7,569	105,815
Asbury Automotive Group, Inc. (I)	4,215	44,932
Audiovox Corp., Class A (I)	2,480	18,278
Bebe Stores, Inc.	3,047	16,454
Big 5 Sporting Goods Corp.	2,794	45,654
Blue Nile, Inc. (I)(L)	1,618	90,430
Borders Group, Inc. (I)	6,658	9,321
Brown Shoe, Inc.	5,378	55,178
Build A Bear Workshop, Inc. (I)	2,518	11,935
Cabela's, Inc. (I)(L)	5,121	61,759
Cato Corp., Class A	3,550	67,912
Charming Shoppes, Inc. (I)	14,891	71,775
Children's Place Retail Stores, Inc. (I)	2,830	90,334
Christopher & Banks Corp.	4,829	27,574
Citi Trends, Inc. (I)	1,882	51,341
Coldwater Creek, Inc. (I)	7,416	31,444
Collective Brands, Inc. (I)	8,207	158,723
Core-Mark Holding Company, Inc. (I)	1,289	38,773
Destination Maternity Corp. (I)	687	12,160
Dillard's, Inc., Class A (L)	6,596	112,066
drugstore.com, Inc. (I)	11,517	34,321
DSW, Inc. Class A (I)(L)	1,577	36,807
Finish Line, Inc. (L)	5,416	47,932
Fred's, Inc., Class A	5,221	51,009
Gaiam, Inc., Class A (I)	2,373	16,825
Genesco, Inc. (I)	2,892	75,597
Group 1 Automotive, Inc. (I)	3,107	78,421
Gymboree Corp. (I)	3,718	148,423
Haverty Furniture Companies, Inc.	2,352	28,106
hhgregg, Inc. (I)	1,637	31,676
Hibbett Sports, Inc. (I)(L)	3,684	69,664
Hot Topic, Inc. (I)	5,817	33,390
HSN, Inc. (I)	5,114	91,643
J. Crew Group, Inc. (I)(L)	6,450	275,996
Jo-Ann Stores, Inc. (I)	3,403	113,524
Jos. A. Bank Clothiers, Inc. (I)(L)	2,336	95,332
Kirklands, Inc. (I)	1,595	24,292
Lithia Motors, Inc., Class A (I)	2,601	18,883
Lumber Liquidators, Inc. (I)	1,817	42,918
Midas, Inc. (I)	2,083	15,185
Monro Muffler Brake, Inc.	2,147	64,367
New York & Company, Inc. (I)	3,284	12,414
NutriSystem, Inc. (L)	3,933	97,145
OfficeMax, Inc. (I)	9,846	104,171
OMEGA Healthcare Investors, Inc., REIT	10,377	187,720
Orbitz Worldwide, Inc. (I)	4,630	27,410
Overstock.com, Inc. (I)(L)	2,087	30,512
Pacific Sunwear of California, Inc. (I)	8,631	28,828
PetMed Express, Inc. (L)	2,987	49,047
Pier 1 Imports, Inc. (I)(L)	11,811	44,764
Rent-A-Center, Inc. (I)	8,411	148,791
Retail Ventures, Inc. (I)	3,349	26,089

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Rex Stores Corp. (I)	1,150	$15,560
Saks, Inc. (I)(L)	16,251	99,294
Sally Beauty Holdings, Inc. (I)	12,035	84,004
Shoe Carnival, Inc. (I)	1,244	22,504
Shutterfly, Inc. (I)	2,630	37,714
Sonic Automotive, Inc. (L)	3,993	35,338
Stage Stores, Inc.	4,881	59,011
Stamps.com, Inc. (I)	1,667	14,853
Stein Mart, Inc. (I)	3,314	34,035
Systemax, Inc.	1,346	20,728
Talbots, Inc. (I)	3,169	20,947
The Buckle, Inc. (L)	3,241	88,609
The Dress Barn, Inc. (I)(L)	7,277	156,241
The Men's Wearhouse, Inc. (L)	6,656	135,782
The Pep Boys - Manny, Moe & Jack	6,285	50,846
The Wet Seal, Inc., Class A (I)	12,674	36,881
Ticketmaster Entertainment, Inc. (I)	4,892	51,513
Tractor Supply Company (I)	4,560	212,906
Tuesday Morning Corp. (I)	4,169	9,422
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	3,541	58,179
West Marine, Inc. (I)	2,069	14,483
Zale Corp. (I)(L)	3,187	14,979
Zumiez, Inc. (I)	2,606	28,484

		4,688,350
Semiconductors & Semiconductor Equipment - 3.59%
Actel Corp. (I)	3,458	40,320
Advanced Analogic Technologies, Inc. (I)	6,071	19,427
Advanced Energy Industries, Inc. (I)(L)	4,233	46,267
Amkor Technology, Inc. (I)(L)	14,136	78,455
Anadigics, Inc. (I)	8,508	26,205
Applied Micro Circuits Corp. (I)	8,469	62,925
Atheros Communications, Inc. (I)(L)	7,787	221,696
ATMI, Inc. (I)	4,074	63,351
Brooks Automation, Inc. (I)	8,360	61,279
Cabot Microelectronics Corp. (I)	2,994	91,586
Cavium Networks, Inc. (I)(L)	4,620	93,185
Ceva, Inc. (I)	2,707	31,509
Cirrus Logic, Inc. (I)	8,508	46,198
Cohu, Inc.	3,171	37,354
CSR PLC (I)	5,690	38,036
Cymer, Inc. (I)	3,771	126,102
Diodes, Inc. (I)	4,097	71,861
DSP Group, Inc. (I)	3,336	20,983
Entegris, Inc. (I)	16,790	70,014
Entropic Communications, Inc. (I)	6,836	19,824
Exar Corp. (I)	4,705	33,029
FEI Company (I)	4,822	117,753
FormFactor, Inc. (I)	6,366	107,904
Hittite Microwave Corp. (I)	2,681	101,127
Intellon Corp. (I)	2,854	21,148
IXYS Corp. (I)	3,170	20,415
Kopin Corp. (I)	8,932	38,497
Kulicke & Soffa Industries, Inc. (I)	8,895	40,383
Lattice Semiconductor Corp. (I)	15,586	34,133
Micrel, Inc.	5,965	42,650
Microsemi Corp. (I)	10,392	158,270
Microtune, Inc. (I)	8,201	14,270
MIPS Technologies, Inc., Class A (I)	5,877	22,098
MKS Instruments, Inc. (I)	6,357	96,309

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. (I)	4,340	$93,310
Netlogic Microsystems, Inc. (I)	2,303	93,962
NVE Corp. (I)	620	23,343
OmniVision Technologies, Inc. (I)	6,469	90,307
Pericom Semiconductor Corp. (I)	3,317	34,198
Photronics, Inc. (I)	7,019	28,357
PLX Technology, Inc. (I)	5,110	15,637
Power Integrations, Inc.	3,028	101,711
RF Micro Devices, Inc. (I)	34,186	147,684
Rubicon Technology, Inc. (I)(L)	1,641	28,586
Rudolph Technologies, Inc. (I)	4,207	27,346
Semitool, Inc. (I)	3,039	33,338
Semtech Corp. (I)	7,749	124,139
Sigma Designs, Inc. (I)(L)	3,447	40,261
Silicon Image, Inc. (I)	10,110	22,141
Silicon Storage Technology, Inc. (I)	10,977	25,028
Skyworks Solutions, Inc. (I)(L)	21,424	263,729
Standard Microsystems Corp. (I)	2,837	54,584
Supertex, Inc. (I)	1,424	34,062
Techwell, Inc. (I)	2,134	24,882
Tessera Technologies, Inc. (I)	6,228	147,417
Trident Microsystems, Inc. (I)	9,297	17,571
TriQuint Semiconductor, Inc. (I)	18,983	103,268
Ultratech, Inc. (I)	3,144	41,438
Veeco Instruments, Inc. (I)	4,139	113,036
Volterra Semiconductor Corp. (I)	2,932	48,349
White Electronic Designs Corp. (I)	3,998	17,231
Zoran Corp. (I)	6,754	61,732

		3,971,210
Software & Services - 8.42%
ACI Worldwide, Inc. (I)	4,542	74,852
Actuate Corp. (I)	6,056	24,406
Acxiom Corp. (I)	8,714	100,560
Advent Software, Inc. (I)	1,947	73,830
American Software, Inc., Class A	3,110	19,033
ArcSight, Inc. (I)	2,349	53,440
Ariba, Inc. (I)	11,232	121,755
Art Technology Group, Inc. (I)	16,249	65,646
AsiaInfo Holdings, Inc. (I)	3,747	92,139
Blackbaud, Inc.	5,597	124,589
Blackboard, Inc. (I)(L)	4,037	168,464
Bottomline Technologies, Inc. (I)	3,239	52,116
CACI International, Inc., Class A (I)	3,778	175,375
Cass Information Systems, Inc.	1,086	30,582
China Information Security Technology, Inc.
(I)	3,529	21,068
China Transinfo Technology Corp. (I)	1,185	8,793
Chordiant Software, Inc. (I)	4,648	12,968
CIBER, Inc. (I)	8,978	28,460
Commvault Systems, Inc. (I)	5,336	110,989
Computer Task Group, Inc. (I)	2,105	12,988
comScore, Inc. (I)	2,757	44,140
Concur Technologies, Inc. (I)	5,067	187,783
Constant Contact, Inc. (I)(L)	3,109	55,527
CSG Systems International, Inc. (I)	4,516	87,430
Cybersource Corp. (I)(L)	8,830	151,611
DealerTrack Holdings, Inc. (I)	4,835	82,485
Deltek, Inc. (I)	2,328	17,716

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
DemandTec, Inc. (I)	2,620	$23,108
Dice Holdings, Inc. (I)	2,064	11,104
Digital River, Inc. (I)	4,902	123,677
DivX, Inc. (I)	4,507	22,896
Double-Take Software, Inc. (I)	2,388	21,014
Dynamics Research Corp. (I)	1,404	16,146
Earthlink, Inc.	13,486	110,990
Ebix, Inc. (I)	872	45,266
Epicor Software Corp. (I)	6,091	45,683
EPIQ Systems, Inc. (I)	4,266	55,245
Euronet Worldwide, Inc. (I)	6,231	132,346
Exlservice Holdings, Inc. (I)	1,856	30,104
Fair Isaac Corp.	6,243	113,935
Falconstor Software, Inc. (I)	4,621	17,837
Forrester Research, Inc. (I)	2,012	50,401
Gartner Group, Inc., Class A (I)	7,542	142,695
Global Cash Access, Inc. (I)	4,935	36,716
GSE Systems, Inc. (I)	2,823	13,437
GSI Commerce, Inc. (I)	3,545	79,195
Heartland Payment Systems, Inc.	4,850	51,847
Technologies, Inc. (I)	2,120	39,008
iGate Corp.	2,814	26,874
InfoGroup, Inc. (I)	4,415	35,762
Informatica Corp. (I)	11,135	249,981
Information Services Group, Inc. (I)	3,686	11,869
InfoSpace, Inc. (I)	4,699	38,438
Innodata Isogen, Inc. (I)(L)	2,897	15,151
Integral Systems, Inc. (I)	2,567	22,821
Interactive Intelligence, Inc. (I)	1,599	27,599
Internet Brands, Inc., Class A (I)	3,644	25,180
Internet Capital Group, Inc. (I)	4,794	30,825
Global Communications, Inc. (I)	5,680	112,918
Jack Henry & Associates, Inc.	10,578	241,707
JDA Software Group, Inc. (I)	3,408	80,020
Kenexa Corp. (I)	2,948	31,986
Keynote Systems, Inc.	1,839	19,622
Lawson Software, Inc. (I)	17,628	115,463
Limelight Networks, Inc. (I)	4,331	14,855
Lionbridge Technologies, Inc. (I)	8,064	16,047
Liquidity Services, Inc. (I)	1,983	16,300
Liveperson, Inc. (I)	5,411	34,306
LogMeIn, Inc. (I)	929	16,564
LoopNet, Inc. (I)	2,541	25,893
Manhattan Associates, Inc. (I)	2,938	69,219
ManTech International Corp. (I)	2,764	119,626
Marchex, Inc., Class B	3,085	14,314
MAXIMUS, Inc.	2,214	102,929
Mentor Graphics Corp. (I)	12,163	89,641
MercadoLibre, Inc. (I)	3,305	163,135
MicroStrategy, Inc., Class A (I)	1,159	101,494
ModusLink Global Solutions, Inc. (I)	5,910	47,753
MoneyGram International, Inc. (I)(L)	11,154	27,662
Monotype Imaging Holdings, Inc. (I)	2,833	21,927
Move, Inc. (I)	20,153	31,036
NCI, Inc. (I)	871	21,914
Ness Technologies, Inc. (I)	5,123	25,922
Net 1 UEPS Technologies, Inc. (I)	3,993	74,589
Netscout Systems, Inc. (I)	3,223	40,578
NetSuite, Inc. (I)(L)	2,142	29,902
NIC, Inc. (I)	6,319	54,723

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Online Resources Corp. (I)	3,504	$19,272
OpenTable, Inc. (I)	405	10,720
OpenTV Corp., Class A (I)	11,758	18,460
Openwave Systems, Inc. (I)	11,018	26,002
Opnet Technologies, Inc.	1,894	19,925
Parametric Technology Corp. (I)	14,760	222,286
Pegasystems, Inc.	1,917	55,075
Perficient, Inc. (I)	3,702	31,023
Phoenix Technology, Ltd. (I)	5,155	13,558
Progress Software Corp. (I)	5,085	122,498
PROS Holdings, Inc. (I)	2,631	20,522
Quest Software, Inc. (I)	7,740	130,264
Rackspace Hosting, Inc. (I)(L)	8,490	157,150
Radiant Systems, Inc. (I)	3,586	34,748
RealNetworks, Inc. (I)	10,869	35,542
RightNow Technologies, Inc. (I)	2,794	39,507
Rosetta Stone, Inc. (I)(L)	806	14,210
S1 Corp. (I)	7,080	42,197
Saba Software, Inc. (I)	3,591	15,118
Sapient Corp. (I)	10,780	79,341
SAVVIS, Inc. (I)	4,678	58,569
Smith Micro Software, Inc. (I)	3,720	23,548
SolarWinds, Inc. (I)(L)	1,559	28,919
Solera Holdings, Inc.	8,863	309,850
SonicWALL, Inc. (I)	6,932	54,000
Sourcefire, Inc. (I)	2,825	55,455
SRA International, Inc., Class A (I)	5,304	95,737
StarTek, Inc. (I)	1,759	12,190
SuccessFactors, Inc. (I)	5,929	89,291
Support.com, Inc. (I)	7,312	17,329
Switch & Data Facilities Company, Inc. (I)	2,607	48,125
Symyx Technologies, Inc. (I)	4,701	19,979
Synchronoss Technologies, Inc. (I)	2,379	32,069
Syntel, Inc. (L)	1,624	61,436
Take-Two Interactive Software, Inc. (I)(L)	10,365	116,606
Taleo Corp. (I)	4,019	83,033
TeleCommunication Systems, Inc. (I)	4,955	41,771
TeleTech Holdings, Inc. (I)	4,120	79,475
Terremark Worldwide, Inc. (I)	7,526	45,984
The Hackett Group, Inc. (I)	5,571	14,819
The Knot, Inc. (I)	3,854	36,767
THQ, Inc. (I)	8,898	43,600
TIBCO Software, Inc. (I)	22,420	192,812
Tier Technologies, Inc., Class B (I)	2,838	21,711
TiVo, Inc. (I)	13,313	131,799
TNS, Inc. (I)	3,257	81,588
Travelzoo, Inc. (I)(L)	775	10,959
Tyler Technologies, Inc. (I)	4,005	80,020
Ultimate Software Group, Inc. (I)(L)	3,134	84,399
Unisys Corp. (I)	5,430	174,249
United Online, Inc.	10,743	73,052
ValueClick, Inc. (I)	11,193	105,550
VASCO Data Security International, Inc. (I)	3,598	23,675
VeriFone Holdings, Inc. (I)	9,238	122,496
Virtusa Corp. (I)	1,819	15,953
Vocus, Inc. (I)	2,176	35,556
Web.com Group, Inc. (I)	3,530	21,004
Websense, Inc. (I)	5,711	89,834
Wright Express Corp. (I)	4,886	142,525

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Zixit Corp. (I)(L)	9,179	$14,503

		9,325,595
Technology Hardware & Equipment - 6.23%
3Com Corp. (I)	47,856	352,699
3PAR, Inc. (I)(L)	3,521	36,090
Acme Packet, Inc. (I)	5,023	51,536
ActivIdentity Corp. (I)	7,173	15,278
Adaptec, Inc. (I)	15,767	49,351
ADC Telecommunications, Inc. (I)	12,516	76,723
ADTRAN, Inc. (L)	7,004	147,995
Agilysys, Inc.	2,154	17,771
Airvana, Inc. (I)	3,313	20,110
Anaren, Inc. (I)	1,974	27,182
Anixter International, Inc. (I)(L)	3,794	163,977
Arris Group, Inc. (I)	15,882	158,661
Aruba Networks, Inc. (I)	7,538	60,304
Avid Technology, Inc. (I)	3,711	44,161
Avocent Corp. (I)(L)	5,659	141,362
Bel Fuse, Inc., Class B	1,325	23,638
Benchmark Electronics, Inc. (I)	8,367	150,857
BigBand Networks, Inc. (I)	4,655	16,711
Black Box Corp.	2,260	63,709
Blue Coat Systems, Inc. (I)	5,050	133,472
Brightpoint, Inc. (I)	6,473	46,476
Checkpoint Systems, Inc. (I)	5,031	71,340
China Security & Surveillance Technology,
Inc. (I)(L)	5,724	34,516
Cogent, Inc. (I)	5,445	46,446
Cognex Corp.	5,147	84,720
Cogo Group, Inc. (I)	3,146	17,932
Coherent, Inc. (I)(L)	2,811	71,456
Compellent Technologies, Inc. (I)	2,107	43,762
Comtech Telecommunications Corp. (I)	3,602	103,521
Comverge, Inc. (I)(L)	2,530	26,008
Cray, Inc. (I)	4,516	31,567
CTS Corp.	4,465	41,391
Daktronics, Inc.	4,263	36,108
DG Fastchannel, Inc. (I)	2,648	71,364
Digi International, Inc. (I)	3,336	26,321
DTS, Inc. (I)	2,231	67,242
Echelon Corp. (I)(L)	4,149	45,888
Electro Rent Corp.	2,455	24,869
Electro Scientific Industries, Inc. (I)	3,669	35,699
Electronics for Imaging, Inc. (I)	6,416	77,056
Emcore Corp. (I)(L)	11,316	10,184
EMS Technologies, Inc. (I)	1,979	25,490
Emulex Corp. (I)	10,617	103,410
Extreme Networks, Inc. (I)	12,159	26,507
FARO Technologies, Inc. (I)	2,212	43,156
Globecomm Systems, Inc. (I)	3,063	24,535
Harmonic, Inc. (I)	12,427	62,881
Harris Stratex Networks, Inc., Class A (I)	7,735	48,576
Hughes Communications, Inc. (I)	1,137	29,221
Imation Corp.	3,971	34,826
Immersion Corp. (I)	4,020	16,080
Infinera Corp. (I)	10,828	89,114
Insight Enterprises, Inc. (I)	5,904	59,926
InterDigital, Inc. (I)	5,620	133,700
Intermec, Inc. (I)	7,936	97,533

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment (continued)
Intevac, Inc. (I)	2,903	$36,113
IPG Photonics Corp. (I)	3,002	44,940
Isilon Systems, Inc. (I)	3,256	19,373
Ixia (I)	3,977	26,368
KVH Industries, Inc. (I)	1,951	23,549
L-1 Identity Solutions, Inc. (I)	9,706	59,595
Littelfuse, Inc. (I)	2,779	72,754
Loral Space & Communications, Inc. (I)	1,374	45,493
Maxwell Technologies, Inc. (I)(L)	2,896	47,610
Measurement Specialties, Inc. (I)	2,042	18,562
Mercury Computer Systems, Inc. (I)	2,996	31,788
Methode Electronics, Inc.	5,060	40,278
MTS Systems Corp.	2,155	55,534
Multi-Fineline Electronix, Inc. (I)	1,266	31,561
Netezza Corp. (I)	6,026	61,104
NETGEAR, Inc. (I)	4,392	87,181
Network Equipment Technologies, Inc. (I)	4,269	14,643
Newport Corp. (I)	4,854	35,483
Novatel Wireless, Inc. (I)	3,985	33,394
Oplink Communications, Inc. (I)	2,764	47,651
OSI Systems, Inc. (I)	2,044	41,759
Palm, Inc. (I)(L)	21,231	231,630
Park Electrochemical Corp.	2,626	62,105
Parkervision, Inc. (I)(L)	4,357	7,930
PC-Tel, Inc. (I)	2,757	15,770
Plantronics, Inc.	6,271	145,174
Plexus Corp. (I)	5,054	137,267
Polycom, Inc. (I)	10,727	231,274
Powerwave Technologies, Inc. (I)	17,610	24,654
Quantum Corp. (I)	27,106	66,139
RadiSys Corp. (I)	3,072	28,662
Rimage Corp. (I)	1,375	22,330
Riverbed Technology, Inc. (I)(L)	6,986	142,235
Rofin-Sinar Technologies, Inc. (I)	3,740	85,197
Rogers Corp. (I)	2,019	56,855
ScanSource, Inc. (I)	3,385	78,769
Seachange International, Inc. (I)	4,471	24,948
ShoreTel, Inc. (I)	5,022	25,662
Silicon Graphics International Corp. (I)	3,960	23,958
Smart Modular Technologies (WWH), Inc. (I)	4,739	20,994
Sonus Networks, Inc. (I)	26,844	58,520
Spectrum Control, Inc. (I)	2,041	17,838
Starent Networks Corp. (I)	4,993	172,209
STEC, Inc. (I)(L)	3,155	39,090
Stratasys, Inc. (I)	2,612	38,788
Super Micro Computer, Inc. (I)	2,935	28,587
Sycamore Networks, Inc. (I)	25,061	70,923
Symmetricom, Inc. (I)	6,104	26,797
Synaptics, Inc. (I)(L)	4,391	118,294
SYNNEX Corp. (I)(L)	2,465	69,784
Technitrol, Inc.	5,475	27,704
Tekelec, Inc. (I)	8,516	121,098
TTM Technologies, Inc. (I)	5,582	57,885
Universal Display Corp. (I)	3,809	40,680
UTStarcom, Inc. (I)	15,233	26,201
Viasat, Inc. (I)	3,307	101,360
Zygo Corp. (I)	2,449	15,967

		6,898,419

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.05%
AboveNet, Inc. (I)	1,555	$79,772
Alaska Communications Systems Group, Inc.
(L)	5,981	43,721
Atlantic Tele-Network, Inc.	1,135	53,197
Cbeyond Communications, Inc. (I)(L)	3,002	38,756
Cincinnati Bell, Inc. (I)	27,707	82,567
Cogent Communications Group, Inc. (I)	5,774	49,137
Consolidated Communications Holdings, Inc.	3,052	46,390
General Communication, Inc., Class A (I)	5,668	34,235
Global Crossing, Ltd. (I)	3,736	42,217
Hickory Tech Corp.	2,193	17,961
Iowa Telecommunications Services, Inc. (L)	4,259	67,718
iPCS, Inc. (I)	2,224	53,398
Neutral Tandem, Inc. (I)	4,191	96,686
NTELOS Holdings Corp.	3,899	65,542
PAETEC Holding Corp. (I)	15,843	58,144
Premiere Global Services, Inc. (I)	7,933	59,973
Shenandoah Telecommunications Company	2,701	45,377
Sprint Nextel Corp. (I)	6,890	25,562
SureWest Communications (I)	1,879	16,366
Syniverse Holdings, Inc. (I)	8,741	138,632
USA Mobility, Inc. (I)	3,233	32,265
Windstream Corp.	1,311	13,005

		1,160,621
Transportation - 2.23%
Air Transport Services Group, Inc. (I)	7,164	16,119
Airtran Holdings, Inc. (I)(L)	17,308	71,309
Alaska Air Group, Inc. (I)	4,693	140,321
Allegiant Travel Company (I)(L)	1,934	79,739
AMERCO, Inc. (I)	1,176	60,282
American Commercial Lines, Inc. (I)	1,179	23,097
Arkansas Best Corp.	3,289	80,975
Atlas Air Worldwide Holdings, Inc. (I)	2,216	64,929
Avis Budget Group, Inc. (I)(L)	13,123	127,949
Celadon Group, Inc. (I)	2,992	28,633
Dollar Thrifty Automotive Group, Inc. (I)(L)	2,804	51,762
Dynamex, Inc. (I)	1,382	24,047
Eagle Bulk Shipping, Inc. (I)(L)	8,147	46,112
Forward Air Corp.	3,743	84,816
Genco Shipping & Trading, Ltd. (I)(L)	3,307	77,648
Genesee & Wyoming, Inc., Class A (I)	4,755	147,976
Hawaiian Holdings, Inc. (I)	6,812	42,575
Heartland Express, Inc. (L)	6,326	93,309
Horizon Lines, Inc.	4,202	22,481
Hub Group, Inc., Class A (I)	4,755	125,770
International Shipholding Corp.	764	25,372
JetBlue Airways Corp. (I)(L)	32,455	178,827
Knight Transportation, Inc. (L)	7,225	122,897
Marten Transport, Ltd. (I)	2,057	34,681
Old Dominion Freight Lines, Inc. (I)	3,562	94,322
Pacer International, Inc.	5,047	14,333
Patriot Transportation Holding, Inc. (I)	185	17,292
Republic Airways Holdings, Inc. (I)	4,613	31,415
Saia, Inc. (I)	1,837	26,490
SkyWest, Inc.	7,120	104,735

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Transportation (continued)
TBS International, Ltd. (I)(L)	1,890	$14,648
UAL Corp. (I)(L)	21,544	167,181
Ultrapetrol Bahamas, Ltd. (I)	3,206	14,812
Universal Truckload Services, Inc. (I)	849	12,930
US Airways Group, Inc. (I)(L)	20,850	76,937
USA Truck, Inc. (I)	1,462	16,667
Werner Enterprises, Inc.	5,360	100,018

		2,463,406
Utilities - 3.30%
Allete, Inc.	3,701	123,761
American States Water Company	2,441	80,748
Avista Corp.	7,005	145,774
Black Hills Corp.	4,982	117,426
Cadiz, Inc. (I)	1,776	22,981
California Water Service Group	2,516	92,035
Central Vermont Public Service Corp.	1,766	34,278
CH Energy Group, Inc.	2,054	82,941
Chesapeake Utilities Corp.	1,368	42,873
Cleco Corp.	7,600	193,952
Connecticut Water Service, Inc.	1,357	30,804
Consolidated Water Company, Ltd.	2,078	27,222
El Paso Electric Company (I)	5,808	114,998
Empire District Electric Company (L)	4,526	82,102
IDACORP, Inc.	5,943	175,735
MGE Energy, Inc.	2,765	94,950
Middlesex Water Company	2,244	36,263
New Jersey Resources Corp. (L)	5,290	186,367
Nicor, Inc.	5,682	222,507
Northwest Natural Gas Company	3,342	143,305
NorthWestern Corp.	4,608	118,840
Piedmont Natural Gas, Inc.	9,242	219,035
PNM Resources, Inc.	11,374	126,706
Portland General Electric Company	9,496	186,217
SJW Corp.	1,855	39,790
South Jersey Industries, Inc.	3,760	135,586
Southwest Gas Corp.	5,730	150,183
Southwest Water Company	3,732	22,019
The Laclede Group, Inc.	2,925	91,582
UIL Holding Corp.	3,810	102,718
Unisource Energy Corp.	4,573	136,367
Unitil Corp. (L)	1,634	34,624
US Geothermal, Inc. (I)	9,065	13,688
WGL Holdings, Inc.	6,298	198,261
York Water Company	1,996	29,122

		3,655,760

TOTAL COMMON STOCKS (Cost 88,313,573)		$110,372,225

PREFERRED STOCKS - 0.03%
Health Care Equipment & Services - 0.03%
Inverness Medical Innovations, Inc., 3.00%,
Series B	136	36,264

TOTAL PREFERRED STOCKS (Cost 32,548)		$36,264

Small Cap Index Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 15.01%
Cash Equivalents - 15.01%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	$1,661,458	$16,625,877

TOTAL SHORT-TERM INVESTMENTS (Cost

16,623,775)		$16,625,877

Total Investments (Cost 104,969,896) - 114.72%		$127,034,366

Other assets and liabilities, net - (14.72%)		(16,301,475)

TOTAL NET ASSETS - 100.00%		$110,732,891

Small Cap Opportunities Fund

	Shares	Value

COMMON STOCKS - 97.92%
Automobiles & Components - 1.15%
Dana Holding Corp. (I)	1,200	$8,736
Dorman Products, Inc. (I)	391	5,783
Exide Technologies (I)	6,179	46,342
Federal Mogul Corp. (I)	400	5,400
Goodyear Tire & Rubber Company (I)	2,800	38,388
Modine Manufacturing Company (I)	4,300	45,709
Motorcar Parts of America, Inc. (I)	100	520
Spartan Motors, Inc.	3,766	19,508
Standard Motor Products, Inc. (I)	2,300	20,677
Superior Industries International, Inc.	3,150	45,108
Tenneco, Inc. (I)	4,784	68,985
TRW Automotive Holdings Corp. (I)	38,398	835,540

		1,140,696
Banks - 6.10%
1st Source Corp.	744	10,565
Abington Bancorp, Inc.	1,501	10,252
Ameris Bancorp (L)	1,954	12,916
Associated Banc Corp.	7,990	90,607
Astoria Financial Corp.	900	9,342
Atlantic Coast Federal Corp.	901	1,370
B of I Holding, Inc. (I)	200	1,748
BancFirst Corp.	8,549	321,015
Bancorp, Inc. (I)	2,938	17,070
BancTrust Financial Group, Inc. (L)	2,912	7,892
Bank Mutual Corp.	2,812	19,712
Bank of Florida Corp. (I)	2,087	1,419
Bank of the Ozarks, Inc.	1,441	38,302
BankAtlantic Bancorp, Inc. (L)	8,439	11,224
BankFinancial Corp.	2,921	27,428
Banner Corp. (L)	2,606	7,271
Berkshire Hill Bancorp, Inc.	2,325	43,849
Boston Private Financial Holdings, Inc.	7,834	36,741
Cadence Financial Corp.	768	1,075
Capital City Bank Group, Inc.	900	11,043
CapitalSource, Inc.	5,200	19,084
Capitol Bancorp, Ltd. (L)	1,108	2,227
Cardinal Financial Corp.	3,574	30,272
Cascade Financial Corp.	800	1,520
Cathay General Bancorp (L)	5,610	43,814
Center Financial Corp.	2,517	11,427

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Central Jersey Bancorp (I)	710	$3,429
Central Pacific Financial Corp. (I)(L)	1,855	1,503
City National Corp.	400	15,784
CoBiz, Inc.	3,084	13,107
Columbia Banking System, Inc.	2,261	33,169
Commerce Bancshares, Inc.	13,388	538,177
Community Trust Bancorp, Inc.	14,978	351,084
Crescent Financial Corp. (I)	510	1,994
Doral Financial Corp. (I)(L)	2,700	8,424
East West Bancorp, Inc.	12,742	185,906
Encore Bancshares, Inc. (I)	700	5,852
Enterprise Financial Services Corp.	1,783	13,676
ESSA Bancorp, Inc.	162	2,051
F.N.B. Corp.	10,120	65,881
Federal Agricultural Mortgage Corp., Class C	1,387	9,432
Fidelity Southern Corp. (I)	738	1,956
Financial Institutions, Inc.	600	6,708
First Bancorp	1,915	24,914
First BanCorp (PR) (L)	8,900	13,795
First Busey Corp.	4,715	15,465
First Community Bancshares, Inc.	300	3,297
First Defiance Financial Corp.	560	6,082
First Financial Bankshares, Inc. (L)	7,620	394,564
First Financial Holdings, Inc.	2,200	29,458
First Financial Northwest, Inc.	2,624	18,001
First Horizon National Corp. (I)(L)	18,104	245,309
First Merchants Corp.	900	5,391
First Midwest Bancorp, Inc.	7,100	74,053
First Security Group, Inc.	1,566	4,307
First South Bancorp, Inc.	500	5,035
FirstMerit Corp.	20,353	426,395
Flushing Financial Corp.	4,433	48,364
FNB United Corp.	1,184	1,788
Fulton Financial Corp.	14,960	128,955
Great Southern Bancorp, Inc.	62	1,394
Greene County Bancshares, Inc. (L)	1,600	6,528
Hampden Bancorp, Inc.	942	10,268
Hampton Roads Bankshares, Inc. (L)	1,451	3,018
Heartland Financial USA, Inc.	1,085	14,311
Heritage Commerce Corp.	1,454	5,540
Home Federal Bancorp, Inc.	2,577	31,414
Huntington Bancshares, Inc.	11,300	43,166
IBERIABANK Corp.	1,900	107,787
Independent Bank Corp.	2,698	55,174
International Bancshares Corp. (L)	9,400	157,638
Intervest Bancshares Corp. (I)	337	1,028
Investors Bancorp, Inc. (I)	452	4,981
K-Fed Bancorp	79	676
Lakeland Bancorp, Inc.	2,316	14,081
Lakeland Financial Corp.	1,400	23,856
Legacy Bancorp, Inc.	689	6,580
Louisiana Bancorp, Inc. (I)	100	1,425
Macatawa Bank Corp. (I)	400	888
MainSource Financial Group, Inc.	3,164	16,674
MB Financial, Inc.	6,353	118,483
MBT Financial Corp.	1,037	1,670
Mercantile Bank Corp.	431	1,422
Meridian Interstate Bancorp, Inc. (I)	309	2,577

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
MGIC Investment Corp. (I)	1,500	$6,000
Nara Bancorp, Inc.	3,478	35,163
National Penn Bancshares, Inc.	11,500	63,480
New England Bancshares, Inc.	100	485
NewAlliance Bancshares, Inc.	2,600	30,628
NewBridge Bancorp (I)	300	636
North Valley Bancorp	215	389
OceanFirst Financial Corp.	300	3,039
Ocwen Financial Corp. (I)	6,390	59,555
Old Second Bancorp, Inc. (L)	1,654	9,262
Oriental Financial Group, Inc.	3,385	32,835
Pacific Capital Bancorp (L)	5,073	4,769
Pacific Mercantile Bancorp (I)	1,399	4,211
Peoples Bancorp, Inc.	719	6,500
Pinnacle Financial Partners, Inc. (I)	4,546	53,688
PMI Group, Inc.	11,600	21,344
Preferred Bank/Los Angeles	866	1,533
PrivateBancorp, Inc.	100	989
Provident Financial Holdings, Inc.	505	2,050
Provident New York Bancorp	2,300	19,205
Radian Group, Inc.	3,700	16,539
Renasant Corp.	1,389	19,765
Rome Bancorp, Inc.	600	4,896
Sandy Spring Bancorp, Inc.	2,520	23,461
SCBT Financial Corp.	200	5,200
Seacoast Banking Corp. of Florida	3,000	5,040
Sierra Bancorp	700	5,208
Southern Community Financial Corp.	1,600	3,760
Southwest Bancorp, Inc.	989	6,626
State Bancorp, Inc.	599	4,427
StellarOne Corp.	3,756	37,898
Sterling Bancshares, Inc.	5,724	28,734
Sun Bancorp, Inc. (I)	739	2,653
Superior Bancorp (I)	117	209
Susquehanna Bancshares, Inc. (L)	13,048	74,896
SVB Financial Group (I)(L)	4,800	181,728
Synovus Financial Corp.	51,541	100,505
Taylor Capital Group, Inc. (I)	1,268	7,938
Texas Capital Bancshares, Inc. (I)	4,887	70,959
TIB Financial Corp. (I)	2,507	2,031
TierOne Corp. (I)	1,301	1,067
Tree.com, Inc. (I)	1,200	7,740
Umpqua Holdings Corp.	11,278	132,629
United Community Banks, Inc. (I)	4,413	17,078
United Financial Bancorp, Inc.	677	8,693
United Western Bancorp, Inc.	928	2,830
Virginia Commerce Bancorp, Inc. (I)	2,645	9,548
Washington Banking Company	1,315	13,163
Washington Federal, Inc.	8,700	165,735
Washington Trust Bancorp, Inc.	700	10,395
Waterstone Financial, Inc. (I)	718	1,386
Webster Financial Corp.	9,459	120,413
WesBanco, Inc.	1,021	13,181
West Coast Bancorp	1,100	2,530
Western Alliance Bancorp (I)	8,632	34,269
Westfield Financial, Inc.	1,115	9,221
Whitney Holding Corp.	8,000	64,400
Wilmington Trust Corp.	300	3,681
Wilshire Bancorp, Inc.	4,139	29,014

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Wintrust Financial Corp.	3,269	$84,896
Yadkin Valley Financial Corp.	1,614	5,827
Zions Bancorp (L)	16,900	222,235

		6,041,235
Capital Goods - 11.23%
AAR Corp. (I)	31,192	582,043
Aceto Corp.	1,200	6,252
Aerovironment, Inc. (I)(L)	11,898	341,949
Aircastle, Ltd.	11,000	97,460
Alamo Group, Inc.	856	12,729
Albany International Corp., Class A	3,813	68,939
Altra Holdings, Inc. (I)	2,170	24,412
American Railcar Industries, Inc.	3,234	34,151
Ameron International Corp.	1,300	74,048
Ampco-Pittsburgh Corp.	836	24,445
Apogee Enterprises, Inc.	4,581	62,714
Baldor Electric Company	27,100	697,825
Barnes Group, Inc.	3,881	60,194
BE Aerospace, Inc. (I)	16,900	325,663
Beacon Roofing Supply, Inc. (I)(L)	31,767	488,259
Belden, Inc.	18,005	398,271
Briggs & Stratton Corp. (L)	8,405	158,518
BTU International, Inc. (I)	682	3,096
C & D Technologies, Inc. (I)	2,160	3,780
Cascade Corp.	1,291	29,267
Ceradyne, Inc. (I)	1,800	30,438
Chart Industries, Inc. (I)	20,055	332,913
Chase Corp.	1,432	15,265
Columbus McKinnon Corp. (I)	2,831	44,447
CPI Aerostructures, Inc. (I)	42	252
Curtiss-Wright Corp.	11,975	340,808
Ducommun, Inc.	1,756	32,749
Dycom Industries, Inc. (I)	3,796	29,571
Encore Wire Corp.	3,200	63,680
Enersys (I)	8,100	184,356
EnPro Industries, Inc. (I)	2,500	57,350
Esterline Technologies Corp. (I)	2,002	80,861
Evergreen Solar, Inc. (I)(L)	21,098	29,537
Federal Signal Corp.	6,880	39,422
GATX Corp.	7,284	210,289
Gencor Industries, Inc. (I)	604	4,439
General Cable Corp. (I)	10,854	318,673
Gibraltar Industries, Inc.	3,201	47,951
GrafTech International, Ltd. (I)	30,385	446,963
Great Lakes Dredge & Dock Corp.	5,400	31,806
Greenbrier Company, Inc.	2,847	30,548
Griffon Corp. (I)	10,221	106,298
H&E Equipment Services, Inc. (I)	5,736	53,115
Hardinge, Inc.	1,100	5,500
Hurco Companies, Inc. (I)	1,000	14,250
Innovative Solutions & Support, Inc. (I)	975	4,085
Insteel Industries, Inc.	1,427	16,254
Integrated Electrical Services, Inc. (I)	427	2,908
Interline Brands, Inc. (I)	5,263	88,524
Kaman Corp., Class A	2,408	54,541
Key Technology, Inc. (I)	105	1,152
Kratos Defense & Security Solutions, Inc. (I)	1,500	15,495

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Ladish Company, Inc. (I)	2,600	$36,114
Layne Christensen Company (I)	2,684	69,838
LMI Aerospace, Inc. (I)	1,616	17,210
LSI Industries, Inc.	2,092	15,146
Lydall, Inc. (I)	1,800	10,206
Manitowoc Company, Inc. (L)	19,800	194,436
MFRI, Inc. (I)	100	674
Miller Industries, Inc. (I)	784	8,624
Mueller Industries, Inc.	2,231	52,451
Mueller Water Products, Inc.	20,625	103,950
MYR Group, Inc. (I)	23,561	368,023
NACCO Industries, Inc., Class A	1,100	55,583
NN, Inc. (I)	2,585	9,875
Northwest Pipe Company (I)	13,462	340,185
Ocean Power Technologies, Inc. (I)	800	6,624
Oshkosh Corp.	300	11,919
Owens Corning, Inc. (I)(L)	9,932	234,693
PGT, Inc. (I)	3,400	7,004
Pike Electric Corp. (I)	2,944	26,967
Polypore International, Inc. (I)	5,300	62,381
Portec Rail Products, Inc.	1,454	12,882
PowerSecure International, Inc. (I)	1,924	15,873
Robbins & Myers, Inc.	4,900	112,651
Rush Enterprises, Inc., Class B (I)	9,252	90,485
Sauer-Danfoss, Inc.	3,807	32,892
SIFCO Industries, Inc. (I)	400	6,472
SL Industries, Inc. (I)	300	2,097
Sparton Corp. (I)	100	506
Standex international Corp.	1,850	33,763
Sypris Solutions, Inc.	500	1,495
TAL International Group, Inc.	4,902	66,961
Tennant Company	2,700	73,494
Timken Company	13,200	325,644
Titan International, Inc.	58,833	487,137
Titan Machinery, Inc. (I)	2,556	28,704
Trinity Industries, Inc. (L)	29,056	548,287
Triumph Group, Inc.	2,400	115,176
Tutor Perini Corp. (I)(L)	3,300	54,846
Twin Disc, Inc.	723	6,861
United Rentals, Inc. (I)	10,100	93,122
Universal Forest Products, Inc.	2,234	80,290
US Home Systems, Inc. (I)	400	892
USG Corp. (I)(L)	15,000	207,450
Valmont Industries, Inc.	7,768	595,340
Wabash National Corp. (I)	2,800	4,620
Watts Water Technologies, Inc., Class A	4,496	137,802
Wesco International, Inc. (I)	4,994	130,343

		11,126,443
Commercial & Professional Services - 2.70%
ABM Industries, Inc.	30,554	563,110
Acco Brands Corp. (I)	2,236	14,601
American Reprographics Company (I)	500	2,780
Barrett Business Services, Inc.	253	2,758
Bowne & Company, Inc.	2,520	15,271
Casella Waste Systems, Inc., Class A (I)	4,000	16,560
CDI Corp.	2,684	31,886
CECO Environmental Corp. (I)	2,241	9,300
Consolidated Graphics, Inc. (I)	1,300	38,350

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Commercial & Professional Services (continued)
Cornell Corrections, Inc. (I)	761	$16,712
Courier Corp.	449	5,855
CRA International, Inc. (I)	1,239	30,814
Diamond Management & Technology
Consultants, Inc.	4,100	26,691
EnerNOC, Inc. (I)	9,748	257,932
Ennis Business Forms, Inc.	3,063	44,383
Franklin Covey Company (I)	1,900	10,241
GP Strategies Corp. (I)	1,390	8,451
Heidrick & Struggles International, Inc.	1,007	28,448
Hudson Highland Group, Inc. (I)	3,400	13,668
ICT Group, Inc. (I)	1,098	17,535
Interface, Inc., Class A	1,695	13,018
Intersections, Inc. (I)	2,600	11,700
Kelly Services, Inc., Class A (I)	4,014	42,107
Kforce, Inc. (I)	2,193	28,399
Kimball International, Inc., Class B	1,813	14,776
Korn/Ferry International (I)	3,249	52,699
LECG Corp. (I)	3,950	12,048
McGrath Rentcorp	800	16,536
Mobile Mini, Inc. (I)	5,298	80,583
Multi-Color Corp.	400	4,412
National Technical Systems, Inc. (I)	500	2,700
North American Galvanizing & Coatings,
Inc. (I)	1,100	5,368
On Assignment, Inc. (I)	5,371	34,052
RCM Technologies, Inc. (I)	100	245
Schawk, Inc., Class A	1,975	22,278
School Specialty, Inc. (I)	1,500	34,200
Steelcase, Inc. Class A	10,496	57,308
Team, Inc. (I)	21,855	358,422
United Stationers, Inc. (I)	2,307	117,519
Versar, Inc. (I)	353	1,211
Viad Corp.	3,317	61,265
Virco Manufacturing	700	2,058
Volt Information Sciences, Inc. (I)	3,468	30,761
Waste Connections, Inc. (I)	14,285	463,548
Waste Services, Inc. (I)	6,673	53,117

		2,675,676
Consumer Durables & Apparel - 3.95%
Acme United Corp.	300	2,775
Arctic Cat, Inc. (I)	837	5,650
Bassett Furniture Industries, Inc. (I)	796	3,160
Beazer Homes USA, Inc. (I)(L)	3,500	15,050
Blyth, Inc.	347	11,288
Brookfield Homes Corp. (I)	600	3,510
Brunswick Corp.	6,001	60,250
Callaway Golf Company (L)	4,375	31,369
Carter's, Inc. (I)	19,794	430,519
Cavco Industries, Inc. (I)	248	8,851
Crocs, Inc. (I)	6,000	29,220
Culp, Inc. (I)	200	1,260
Delta Apparel, Inc. (I)	200	2,050
Ethan Allen Interiors, Inc. (L)	36,627	425,239
Furniture Brands International, Inc. (I)	4,900	20,482
G-III Apparel Group, Ltd. (I)	1,378	23,385
Harman International Industries, Inc. (L)	4,715	177,331
Heelys, Inc. (I)	1,265	2,593

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
Helen of Troy, Ltd. (I)	2,000	$41,100
Hooker Furniture Corp.	1,045	12,749
Iconix Brand Group, Inc. (I)	10,333	116,350
Jakks Pacific, Inc. (I)	1,400	16,884
Jarden Corp.	2,206	60,555
Jones Apparel Group, Inc.	4,200	71,190
K-Swiss, Inc., Class A	1,717	14,989
Kenneth Cole Productions, Inc., Class A (I)	1,100	10,230
Kid Brands, Inc. (I)	1,967	8,556
La-Z-Boy, Inc. (I)	4,400	42,020
Lakeland Industries, Inc. (I)	700	4,704
Lazare Kaplan International, Inc. (I)	200	500
Lennar Corp., Class A	12,600	159,642
Lifetime Brands, Inc. (I)	120	744
Liz Claiborne, Inc. (I)(L)	10,200	42,534
M/I Homes, Inc. (I)	2,600	28,496
Meritage Homes Corp. (I)	2,200	39,226
Mohawk Industries, Inc. (I)	2,900	119,132
Movado Group, Inc.	2,900	29,841
Palm Harbor Homes, Inc. (I)	130	254
Perry Ellis International, Inc. (I)	2,600	36,348
Phillips-Van Heusen Corp.	23,024	920,960
Pulte Homes, Inc. (I)	7,990	73,029
Quiksilver, Inc. (I)	13,500	23,625
RC2 Corp. (I)	1,743	23,879
RG Barry Corp.	1,361	11,337
Rocky Brands, Inc. (I)	395	2,982
Ryland Group, Inc.	5,000	91,550
Skechers U.S.A., Inc., Class A (I)	2,209	48,775
Sport Supply Group, Inc.	1,526	16,359
Standard Pacific Corp. (I)	16,500	52,635
Stanley Furniture Company, Inc. (I)	1,600	11,888
Steinway Musical Instruments, Inc. (I)	1,091	15,601
Tandy Brands Accessories, Inc. (I)	100	320
The Nautilus Group, Inc. (I)	2,700	5,211
Timberland Company, Class A (I)	2,796	46,693
Unifirst Corp.	1,724	75,770
Volcom, Inc. (I)	24,202	379,971

		3,910,611
Consumer Services - 4.71%
Bally Technologies, Inc. (I)	13,602	564,891
Benihana, Inc. (I)	700	2,450
BJ's Restaurants, Inc. (I)(L)	3,322	56,707
Bluegreen Corp. (I)	4,779	11,087
Bob Evans Farms, Inc.	1,000	25,260
Boyd Gaming Corp. (I)(L)	5,573	45,531
Brinker International, Inc.	27,106	374,063
Canterbury Park Holding Corp. (I)	100	621
Collectors Universe, Inc.	740	6,527
DineEquity, Inc. (I)(L)	17,681	376,782
Dover Downs Gaming & Entertainment, Inc.	226	1,031
Gaming Partners International Corp. (I)	300	1,530
Gaylord Entertainment Company (I)	6,900	121,440
Great Wolf Resorts, Inc. (I)	4,300	10,449
Internap Network Services Corp. (I)	8,747	32,539
International Speedway Corp., Class A	1,200	32,364
Isle of Capri Casinos, Inc. (I)(L)	2,600	19,682

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Jackson Hewitt Tax Service, Inc.	2,200	$9,108
Lakes Gaming, Inc. (I)	2,700	6,912
Life Time Fitness, Inc. (I)(L)	6,300	142,380
Luby's Cafeterias, Inc. (I)	1,984	7,043
Marcus Corp.	2,704	33,503
McCormick & Schmick's Seafood
Restaurants, Inc. (I)	1,530	9,471
Morton's Restaurant Group, Inc. (I)	1,148	3,157
MTR Gaming Group, Inc. (I)	3,600	5,436
Multimedia Games, Inc. (I)	1,794	9,849
O'Charley's, Inc. (I)	3,000	19,260
Papa John's International, Inc. (I)	15,425	341,201
Pinnacle Entertainment, Inc. (I)	4,129	43,644
Red Robin Gourmet Burgers, Inc. (I)	2,300	35,903
Regis Corp.	7,767	121,631
Rick's Cabaret International, Inc. (I)	1,592	11,096
Royal Caribbean Cruises, Ltd. (I)(L)	18,921	464,889
Rubio's Restaurants, Inc. (I)	1,314	9,632
Ruby Tuesday, Inc. (I)	4,425	28,010
Service Corp. International	27,375	211,335
Sonic Corp. (I)	39,168	377,580
Speedway Motorsports, Inc.	7,077	113,020
Texas Roadhouse, Inc., Class A (I)	33,946	348,965
The Steak & Shake Company (I)(L)	4,448	51,063
Vail Resorts, Inc. (I)(L)	2,949	114,392
Wyndham Worldwide Corp.	24,966	463,619

		4,665,053
Diversified Financials - 3.34%
Affiliated Managers Group, Inc. (I)(L)	6,111	398,498
American Capital, Ltd. (I)	2,100	6,174
AmeriCredit Corp. (I)(L)	15,277	281,861
Asset Acceptance Capital Corp. (I)	2,909	16,989
Asta Funding, Inc.	1,722	11,641
Capital Southwest Corp.	497	38,900
Cash America International, Inc.	4,200	135,072
Compass Diversified Trust	473	5,269
CompuCredit Holdings Corp. (I)(L)	6,046	14,027
Cowen Group, Inc., Class A (I)	2,427	15,994
Encore Capital Group, Inc. (I)	3,459	58,941
Financial Federal Corp.	2,740	74,254
First Marblehead Corp. (I)	9,200	19,044
Firstcity Financial Corp (I)	400	2,992
GAMCO Investors, Inc., Class A	8,180	375,707
GFI Group, Inc.	7,507	36,484
Harris & Harris Group, Inc. (I)	1,695	6,865
International Assets Holding Corp. (I)	731	12,069
Investment Technology Group, Inc. (I)	5,191	94,736
JMP Group, Inc.	3,000	27,000
KBW, Inc. (I)	22,169	545,136
Marlin Business Services Corp. (I)	400	2,820
MCG Capital Corp. (I)	11,915	47,303
Medallion Financial Corp.	1,250	10,325
MF Global, Ltd. (I)	17,100	107,559
MicroFinancial, Inc.	400	1,224
Nelnet, Inc., Class A	5,814	100,989
NewStar Financial, Inc. (I)	4,979	16,431
Penson Worldwide, Inc. (I)(L)	3,093	27,744
PHH Corp. (I)(L)	8,361	115,549

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financials (continued)
Resource America, Inc.	1,800	$6,642
Safeguard Scientifics, Inc. (I)	2,900	26,796
SEI Investments Company	27,586	483,031
Student Loan Corp.	1,358	67,465
SWS Group, Inc. (L)	4,200	52,248
Teton Advisors, Inc., Class A (I)(L)	201	5,829
Thomas Weisel Partners Group, Inc. (I)	3,724	16,758
United Panam Financial Corp. (I)	100	284
World Acceptance Corp. (I)(L)	1,317	38,628

		3,305,278
Energy - 8.11%
Allis-Chalmers Energy, Inc. (I)	8,000	25,920
Alon USA Energy, Inc. (L)	4,863	34,965
Approach Resources, Inc. (I)	2,400	16,800
Arena Resources, Inc. (I)	12,852	525,518
Atlas Energy Inc. (I)	4,264	109,585
ATP Oil & Gas Corp. (I)(L)	6,100	97,295
Berry Petroleum Company, Class A	800	21,864
Bill Barrett Corp. (I)	2,756	78,684
Bolt Technology Corp. (I)	959	10,501
Bristow Group, Inc. (I)	2,132	73,170
Bronco Drilling Company, Inc. (I)	4,401	23,193
Cabot Corp.	7,889	180,895
Cal Dive International, Inc. (I)	5,136	37,287
Cimarex Energy Company	10,728	502,500
Complete Production Services, Inc. (I)	64,638	671,589
Comstock Resources, Inc. (I)	11,702	434,495
Crosstex Energy, Inc.	7,600	36,936
CVR Energy, Inc. (I)	11,326	83,020
Dawson Geophysical Company (I)	1,300	28,132
Delek US Holdings, Inc.	4,500	30,915
Dresser-Rand Group, Inc. (I)	17,523	492,046
Encore Acquisition Company (I)	900	40,518
Exterran Holdings, Inc. (I)(L)	6,019	126,098
Forest Oil Corp. (I)(L)	25,637	469,670
Geokinetics, Inc. (I)	1,068	10,958
Georesources, Inc. (I)	1,959	21,079
Global Industries, Ltd. (I)	19,600	115,052
Green Plains Renewable Energy, Inc. (I)	400	4,644
Gulf Islands Fabrication, Inc.	1,864	40,989
GulfMark Offshore, Inc. (I)	3,620	98,681
Gulfport Energy Corp. (I)	2,396	22,786
Harvest Natural Resources, Inc. (I)	4,000	23,800
Helix Energy Solutions Group, Inc (I)	2,000	23,520
Hercules Offshore, Inc. (I)	3,800	19,418
HKN, Inc. (I)	200	690
Hornbeck Offshore Services, Inc. (I)	600	13,686
International Coal Group, Inc. (I)(L)	7,600	31,692
Key Energy Services, Inc. (I)	18,999	144,772
Lufkin Industries, Inc.	8,127	489,002
Mariner Energy, Inc. (I)	500	6,255
Mitcham Industries, Inc. (I)	1,100	7,843
Natural Gas Services Group, Inc. (I)	996	17,420
Newpark Resources, Inc. (I)	13,256	35,526
Oceaneering International, Inc. (I)	9,770	533,735
Oil States International, Inc. (I)	8,316	298,295
Overseas Shipholding Group, Inc. (L)	4,418	169,254
Parker Drilling Company (I)	4,030	20,150

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Patriot Coal Corp. (I)(L)	300	$3,675
Patterson-UTI Energy, Inc.	7,900	121,581
Penn Virginia Corp.	24,506	444,049
Petroleum Development Corp. (I)	2,500	44,925
Petroquest Energy, Inc. (I)	7,291	41,048
PHI, Inc. (I)	2,100	37,275
Pioneer Drilling Company (I)	4,900	29,694
Rex Energy Corp. (I)	4,300	38,915
Rosetta Resources, Inc. (I)	100	1,575
Rowan Companies, Inc. (I)	8,000	197,520
SEACOR Holdings, Inc. (I)	3,000	229,800
Superior Well Services, Inc. (I)	2,400	31,128
Swift Energy Company (I)	300	6,441
T-3 Energy Services, Inc. (I)	1,194	29,802
Tesoro Corp. (L)	21,000	268,380
TETRA Technologies, Inc. (I)	7,049	73,028
TGC Industries, Inc. (I)	1,861	7,481
Trico Marine Services, Inc. (I)(L)	3,000	15,330
Union Drilling, Inc. (I)	3,895	23,292
USEC, Inc. (I)	7,228	26,454
Western Refining, Inc. (I)(L)	12,756	59,315
Willbros Group, Inc. (I)	400	6,300

		8,037,851
Food & Staples Retailing - 0.54%
Andersons, Inc.	2,861	74,758
Ingles Markets, Inc.	1,470	22,947
Pantry, Inc. (I)	22,850	337,723
Susser Holdings Corp. (I)	215	2,279
Weis Markets, Inc.	1,721	59,856
Winn-Dixie Stores, Inc. (I)	3,751	40,436

		537,999
Food, Beverage & Tobacco - 2.10%
Alliance One International, Inc. (I)	11,136	53,119
B&G Foods, Inc.	5,392	46,156
Central European Distribution Corp. (I)	5,941	165,635
Chiquita Brands International, Inc. (I)(L)	5,723	97,234
Constellation Brands, Inc., Class A (I)	900	15,399
Craft Brewers Alliance, Inc. (I)	500	1,370
Del Monte Foods Company	12,377	129,835
Farmer Brothers Company	100	1,743
Flowers Foods, Inc.	14,884	340,695
Fresh Del Monte Produce, Inc. (I)	500	10,865
Hain Celestial Group, Inc. (I)	6,739	116,854
HQ Sustainable Maritime Industries, Inc. (I)	2,144	15,244
Imperial Sugar Company	1,700	25,670
MGP Ingredients, Inc. (I)	2,026	13,432
Omega Protein Corp. (I)	2,300	9,039
Smithfield Foods, Inc. (I)(L)	19,535	302,402
Tasty Baking Company	900	5,211
TreeHouse Foods, Inc. (I)(L)	16,479	574,623
Universal Corp. (L)	3,700	158,767

		2,083,293
Health Care Equipment & Services - 7.31%
Air Methods Corp. (I)	1,657	57,117
Allied Healthcare International, Inc. (I)	7,732	22,887
Allion Healthcare, Inc. (I)	3,871	25,161

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
American Dental Partners, Inc. (I)	1,902	$23,204
AMN Healthcare Services, Inc. (I)	2,215	17,698
AmSurg Corp. (I)	400	8,284
AngioDynamics, Inc. (I)	1,724	26,808
Anika Therapeutics, Inc. (I)	800	6,408
Animal Health International, Inc. (I)	200	512
Assisted Living Concepts, Inc. (I)	1,680	39,295
athenahealth, Inc. (I)	6,032	252,741
BioScrip, Inc. (I)	1,100	8,272
Brookdale Senior Living, Inc. (I)	7,591	118,268
Capital Senior Living Corp. (I)	3,325	15,228
Cardiac Science Corp. (I)	635	1,429
Community Health Systems, Inc. (I)(L)	3,100	94,581
Cutera, Inc. (I)	1,920	17,318
Cynosure, Inc. (I)	700	7,000
Digirad Corp. (I)	1,987	4,650
Dynacq Healthcare, Inc. (I)	941	3,501
Emdeon, Inc., Class A (I)	31,348	473,041
Emeritus Corp. (I)	1,753	27,417
EV3, Inc. (I)	39,790	505,333
Five Star Quality Care, Inc. (I)	4,700	14,335
Gentiva Health Services, Inc. (I)	23,422	553,930
Haemonetics Corp. (I)	8,435	450,260
Health Net, Inc. (I)	13,712	290,969
Health Tronics, Inc. (I)	6,500	14,170
Healthspring, Inc. (I)	2,000	33,120
HealthStream, Inc. (I)	300	1,266
Healthways, Inc. (I)	5,668	97,320
Home Diagnostics, Inc. (I)	1,312	7,570
Integramed America, Inc. (I)	400	3,204
Invacare Corp. (L)	23,393	582,486
inVentiv Health, Inc. (I)	5,073	80,356
Inverness Medical Innovations, Inc. (I)(L)	7,254	305,031
LCA-Vision, Inc. (I)	1,530	8,430
LeMaitre Vascular, Inc. (I)	300	1,455
LifePoint Hospitals, Inc. (I)	2,042	59,279
MedCath Corp. (I)	2,300	16,882
Molina Healthcare, Inc. (I)	1,816	37,954
Nighthawk Radiology Holdings, Inc. (I)	1,780	9,292
NovaMed, Inc. (I)(L)	2,937	11,161
Omnicell, Inc. (I)	33,368	340,354
OraSure Technologies, Inc. (I)	1,126	4,324
Osteotech, Inc. (I)	1,200	3,192
Owens & Minor, Inc.	10,555	409,428
Palomar Medical Technologies, Inc. (I)	800	7,320
Prospect Medical Holdings, Inc. (I)	1,000	4,010
Psychiatric Solutions, Inc. (I)	800	17,728
Quidel Corp. (I)(L)	1,383	17,384
Res-Care, Inc. (I)	606	7,775
RTI Biologics, Inc. (I)	6,703	27,348
Skilled Healthcare Group, Inc. (I)	52,316	355,226
Solta Medical, Inc. (I)	1,027	2,229
SonoSite, Inc. (I)	1,092	24,668
Spectranetics Corp. (I)	3,987	22,287
Symmetry Medical, Inc. (I)	5,826	46,725
The Cooper Companies, Inc. (L)	24,619	824,490
TomoTherapy, Inc. (I)	4,300	14,706
Triple-S Management Corp., Class B (I)	3,488	56,017
Universal American Financial Corp. (I)	13,027	134,960

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
Universal Health Services, Inc., Class B	9,512	$531,626
Vital Images, Inc. (I)	2,100	26,544
WellCare Health Plans, Inc. (I)	600	19,794
Young Innovations, Inc.	200	4,848

		7,237,606
Household & Personal Products - 0.16%
CCA Industries, Inc.	100	419
Central Garden & Pet Company (I)	1,400	12,208
Elizabeth Arden, Inc. (I)	4,000	59,000
Mannatech, Inc.	838	2,380
Nutraceutical International Corp. (I)	1,856	22,179
Parlux Fragrances, Inc. (I)	1,900	3,990
Physicians Formula Holdings, Inc. (I)	100	203
Prestige Brands Holdings, Inc. (I)	7,597	52,951

		153,330
Insurance - 5.41%
21st Century Holding Company	1,233	5,018
Affirmative Insurance Holdings, Inc.	1,153	4,577
Alleghany Corp. (I)	100	26,696
American Equity Investment Life Holding
Company (I)	7,500	54,900
American Financial Group, Inc.	5,300	128,578
American National Insurance Company	108	11,720
American Safety Insurance Holdings, Ltd. (I)	1,400	21,042
Argo Group International Holdings, Ltd. (I)	4,962	144,742
Arthur J. Gallagher & Company	19,464	435,994
Aspen Insurance Holdings, Ltd.	3,100	80,321
Assurant, Inc.	3,600	110,052
Assured Guaranty, Ltd.	8,500	192,780
CNA Surety Corp. (I)	1,879	25,273
Conseco, Inc. (I)	18,800	90,052
Delphi Financial Group, Inc.	6,700	146,462
Donegal Group, Inc.	646	9,451
Eastern Insurance Holdings, Inc.	1,600	12,432
eHealth, Inc. (I)	24,352	323,151
Endurance Specialty Holdings, Ltd.	3,100	115,909
FBL Financial Group, Inc., Class A	500	8,815
First Acceptance Corp. (I)	4,470	8,270
First American Corp.	2,000	63,440
First Mercury Financial Corp.	2,500	32,400
Flagstone Reinsurance Holdings, Ltd.	9,676	104,598
FPIC Insurance Group, Inc. (I)	13,102	459,487
Genworth Financial, Inc., Class A (I)	1,693	18,234
Hallmark Financial Services, Inc. (I)	3,594	27,638
Hanover Insurance Group, Inc.	9,817	408,682
HCC Insurance Holdings, Inc.	2,700	70,551
Hilltop Holdings, Inc. (I)	7,579	92,085
Independence Holding Company	1,560	8,377
Max Capital Group, Ltd.	1,100	23,969
MBIA, Inc. (I)(L)	32,626	112,886
Meadowbrook Insurance Group, Inc.	6,998	47,936
Mercer Insurance Group, Inc.	100	1,718
National Financial Partners Corp. (I)	6,530	57,072
Old Republic International Corp.	24,854	264,447
OneBeacon Insurance Group, Ltd.	3,729	52,206
Phoenix Companies, Inc. (I)	13,300	32,984

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Insurance (continued)
Protective Life Corp.	10,742	$177,673
Reinsurance Group of America, Inc.	2,049	95,279
Safety Insurance Group, Inc.	1,203	42,851
SeaBright Insurance Holdings, Inc. (I)	499	5,489
Stancorp Financial Group, Inc.	500	18,555
Stewart Information Services Corp.	1,100	11,407
Tower Group, Inc.	6,396	157,853
Transatlantic Holdings, Inc.	6,044	326,618
United America Indemnity, Ltd. (I)	2,207	15,184
Unitrin, Inc.	7,470	166,656
Universal Insurance Holdings, Inc.	1,687	9,228
Validus Holdings, Ltd.	3,648	96,672
White Mountains Insurance Group, Ltd.	770	250,889
Zenith National Insurance Corp.	5,148	147,181

		5,356,480
Materials - 6.52%
A. M. Castle & Company	2,786	36,497
AK Steel Holding Corp.	12,900	258,000
American Pacific Corp. (I)	724	5,119
AptarGroup, Inc.	12,980	468,838
Arabian American Development Company (I)	100	240
Boise, Inc. (I)(L)	11,900	58,191
Brush Engineered Materials, Inc. (I)	1,500	26,550
Buckeye Technologies, Inc. (I)	5,900	57,112
Bway Holding Company (I)	2,549	40,580
Carpenter Technology Corp.	2,611	60,523
Century Aluminum Company (I)	10,100	98,475
Compass Minerals International, Inc.	8,027	522,477
Cytec Industries, Inc.	7,800	265,044
Ferro Corp.	7,030	45,484
Flotek Industries, Inc. (I)(L)	1,994	2,313
FMC Corp.	8,558	479,162
Friedman Industries	490	2,813
Graphic Packaging Holding Company (I)	15,290	41,283
Haynes International, Inc. (I)	2,000	53,600
Headwaters, Inc. (I)	6,604	31,105
Hecla Mining Company (I)(L)	24,800	163,928
Horsehead Holding Corp. (I)	2,908	32,628
Huntsman Corp.	4,200	39,984
ICO, Inc. (I)	3,571	15,105
Innospec, Inc.	800	7,112
Kaiser Aluminum Corp.	1,400	54,096
KapStone Paper and Packaging Corp. (I)	4,011	28,438
KMG Chemicals, Inc.	800	14,240
Louisiana-Pacific Corp. (I)	15,200	94,848
LSB Industries, Inc. (I)	1,527	18,660
MeadWestvaco Corp.	24,200	662,354
Mercer International, Inc. (I)	2,800	8,820
Minerals Technologies, Inc.	2,100	110,964
Myers Industries, Inc.	4,925	40,730
Neenah Paper, Inc.	1,386	19,307
Olympic Steel, Inc.	700	19,411
OM Group, Inc. (I)	2,154	65,977
P.H. Glatfelter Company	5,069	56,367
Penford Corp.	1,910	15,891
Quaker Chemical Corp.	975	19,003
RBC Bearings, Inc. (I)	17,061	395,133

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Reliance Steel & Aluminum Company	10,200	$416,976
Rockwood Holdings, Inc. (I)	9,739	219,225
RTI International Metals, Inc. (I)	4,200	83,202
Schweitzer Mauduit International, Inc.	325	20,007
Spartech Corp.	4,700	51,089
Stillwater Mining Company (I)	6,182	58,853
Synalloy Corp.	380	3,431
Temple-Inland, Inc. (L)	18,000	323,820
Texas Industries, Inc.	3,700	128,538
U.S. Gold Corp. (I)	10,700	30,388
Universal Stainless & Alloy Products, Inc. (I)	487	7,904
Wausau-Mosinee Paper Corp.	2,400	24,360
Westlake Chemical Corp. (L)	6,868	179,598
Worthington Industries, Inc.	3,800	44,498
Zep, Inc.	21,590	381,711
Zoltek Companies, Inc. (I)(L)	5,800	52,084

		6,462,086
Media - 2.23%
AH Belo Corp. (I)	2,700	12,150
Alloy, Inc. (I)	1,072	8,576
Ascent Media Corp., Class A (I)	300	6,870
Ballantyne of Omaha, Inc. (I)	1,700	5,423
Belo Corp., Class A	6,200	29,202
Cinemark Holdings, Inc.	9,951	125,880
Dolan Media Company (I)	3,854	45,284
EW Scripps Company (I)	6,700	42,210
Fisher Communications, Inc. (I)	611	9,837
Gannett Company, Inc.	32,127	317,736
Gray Television, Inc. (I)	2,500	2,800
Harte-Hanks, Inc.	4,357	41,871
Interpublic Group of Companies, Inc. (I)	77,671	491,657
Journal Communications, Inc.	2,300	8,027
Lee Enterprises, Inc. (I)	5,600	20,272
Liberty Media Corp., Series A (I)	9,389	207,403
Live Nation, Inc. (I)	10,724	76,784
McClatchy Company, Class A	9,200	25,300
Media General, Inc., Class A (I)	2,600	22,854
Meredith Corp.	3,972	104,662
New Frontier Media, Inc. (I)	1,891	3,479
Outdoor Channel Holdings, Inc. (I)	671	3,939
RHI Entertainment, Inc. (I)	300	186
Salem Communications Corp., Class A (I)	600	2,928
World Wrestling Entertainment, Inc., Class A	37,047	595,345

		2,210,675
Pharmaceuticals, Biotechnology & Life Sciences -
2.57%
ARCA Biopharma, Inc. (I)	100	302
BioClinica, Inc. (I)	1,600	6,224
Biodel, Inc. (I)	1,308	4,944
Biovail Corp. (L)	35,631	514,155
BMP Sunstone Corp. (I)	3,700	15,059
Caliper Life Sciences, Inc. (I)	200	520
Cambrex Corp. (I)	3,548	18,769
Celera Corp. (I)	4,364	27,231
Dionex Corp. (I)	7,329	513,836
Enzo Biochem, Inc. (I)	1,536	7,956

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
eResearch Technology, Inc. (I)	36,765	$216,913
Harvard Bioscience, Inc. (I)	3,612	12,895
Intermune, Inc. (I)	14,586	156,654
K-V Pharmaceutical Company, Class A
(I)(L)	2,841	9,546
Kendle International, Inc. (I)	1,500	22,455
King Pharmaceuticals, Inc. (I)	5,100	60,333
Martek Biosciences Corp. (I)(L)	1,700	29,580
Maxygen, Inc. (I)	6,300	34,272
Medicis Pharmaceutical Corp., Class A	2,000	47,180
Medtox Scientific, Inc. (I)	623	5,545
Par Pharmaceutical Companies, Inc. (I)	2,620	62,146
Supergen, Inc. (I)	2,200	5,764
ViroPharma, Inc. (I)	47,588	359,765
Vivus, Inc. (I)(L)	50,467	409,792

		2,541,836
Real Estate - 2.03%
Alexandria Real Estate Equities, Inc., REIT	7,238	408,006
Altisource Portfolio Solutions SA (I)	2,029	32,748
Avatar Holdings, Inc. (I)	1,250	19,125
Forest City Enterprises, Inc., Class A (I)(L)	6,938	74,445
Jones Lang LaSalle, Inc.	2,949	150,016
LaSalle Hotel Properties, REIT	29,620	551,821
Market Leader, Inc. (I)	500	1,040
Senior Housing Properties Trust, REIT	20,631	428,506
Thomas Properties Group, Inc.	2,600	8,034
Universal Health Realty Income Trust	10,920	335,026
ZipRealty, Inc. (I)	1,500	5,760

		2,014,527
Retailing - 4.85%
1-800-Flowers.com, Inc., Class A (I)	2,014	4,511
A.C. Moore Arts & Crafts, Inc. (I)	3,277	10,191
Americas Car Mart, Inc. (I)	1,901	45,985
AnnTaylor Stores Corp. (I)	5,600	78,288
Audiovox Corp., Class A (I)	900	6,633
AutoNation, Inc. (I)(L)	25,000	441,250
Barnes & Noble, Inc. (L)	9,129	213,071
Bon-Ton Stores, Inc.	200	2,572
Books-A-Million, Inc.	2,077	14,684
Borders Group, Inc. (I)	7,300	10,220
Brown Shoe, Inc.	5,562	57,066
Build A Bear Workshop, Inc. (I)	1,500	7,110
Cabela's, Inc. (I)(L)	4,358	52,557
Cache, Inc. (I)	1,190	4,879
Casual Male Retail Group, Inc. (I)	3,400	8,874
Charming Shoppes, Inc. (I)	14,300	68,926
Chico's FAS, Inc. (I)	29,800	419,286
Christopher & Banks Corp.	4,327	24,707
Citi Trends, Inc. (I)	16,221	442,509
Coldwater Creek, Inc. (I)	2,645	11,215
Collective Brands, Inc. (I)	4,400	85,096
Conn's, Inc. (I)(L)	2,438	13,945
Core-Mark Holding Company, Inc. (I)	1,700	51,136
dELiA*s, Inc. (I)	3,000	4,950
Destination Maternity Corp. (I)	400	7,080

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Dillard's, Inc., Class A (L)	11,994	$203,778
DSW, Inc. Class A (I)(L)	1,200	28,008
Finish Line, Inc. (L)	7,198	63,702
Foot Locker, Inc.	16,400	155,636
Fred's, Inc., Class A	4,402	43,008
Gaiam, Inc., Class A (I)	2,000	14,180
Gander Mountain Company (I)	3,077	15,354
Genesco, Inc. (I)	1,504	39,315
Golfsmith International Holdings, Inc. (I)	700	1,708
Group 1 Automotive, Inc. (I)	1,700	42,908
J. Crew Group, Inc. (I)(L)	12,128	518,957
Jo-Ann Stores, Inc. (I)	2,944	98,212
Lithia Motors, Inc., Class A (I)	1,948	14,142
Marinemax, Inc. (I)	2,938	20,566
New York & Company, Inc. (I)	3,600	13,608
Office Depot, Inc. (I)	5,100	31,314
Pacific Sunwear of California, Inc. (I)	8,500	28,390
Penske Auto Group, Inc. (I)(L)	15,600	230,568
Pier 1 Imports, Inc. (I)(L)	7,500	28,425
Retail Ventures, Inc. (I)	6,784	52,847
Saks, Inc. (I)(L)	22,686	138,611
Shoe Carnival, Inc. (I)	2,044	36,976
Stage Stores, Inc.	1,300	15,717
Stein Mart, Inc. (I)	3,100	31,837
Systemax, Inc. (I)	2,345	36,113
The Dress Barn, Inc. (I)	9,988	214,434
The Men's Wearhouse, Inc.	7,600	155,040
The Pep Boys - Manny, Moe & Jack	7,100	57,439
Tuesday Morning Corp. (I)	4,400	9,944
West Marine, Inc. (I)	2,185	15,295
Williams-Sonoma, Inc. (L)	17,900	363,728

		4,806,501
Semiconductors & Semiconductor Equipment - 4.13%
Advanced Analogic Technologies, Inc. (I)	1,517	4,854
Advanced Energy Industries, Inc. (I)(L)	4,427	48,387
Amtech Systems, Inc. (I)	727	4,347
Anadigics, Inc. (I)	8,400	25,872
ATMI, Inc. (I)	25,944	403,429
AuthenTec, Inc. (I)	3,000	6,630
AXT, Inc. (I)	3,300	7,953
California Micro Devices Corp. (I)	2,043	6,129
Cascade Microtech, Inc. (I)	1,613	7,613
Ceva, Inc. (I)	1,788	20,812
Cohu, Inc.	2,943	34,669
Cymer, Inc. (I)	16,241	543,099
Diodes, Inc. (I)	7,000	122,780
DSP Group, Inc. (I)	2,810	17,675
Exar Corp. (I)	4,952	34,763
Fairchild Semiconductor International, Inc.
(I)	16,880	136,728
FormFactor, Inc. (I)	3,614	61,257
GSI Technology, Inc. (I)	3,700	17,316
Integrated Device Technology, Inc. (I)	24,164	136,768
Integrated Silicon Solution, Inc. (I)	3,800	18,240
International Rectifier Corp. (I)(L)	10,774	201,689
IXYS Corp. (I)	893	5,751
Lattice Semiconductor Corp. (I)	19,000	41,610

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Mattson Technology, Inc. (I)	6,000	$14,760
MEMSIC, Inc. (I)	1,071	3,545
MKS Instruments, Inc. (I)	28,172	426,806
MoSys, Inc. (I)	1,600	5,808
Nanometrics, Inc. (I)	1,200	12,984
OmniVision Technologies, Inc. (I)	7,300	101,908
ON Semiconductor Corp. (I)(L)	67,871	526,679
Pericom Semiconductor Corp. (I)	3,101	31,971
Photronics, Inc. (I)	7,800	31,512
Rudolph Technologies, Inc. (I)	1,000	6,500
Semitool, Inc. (I)	754	8,271
Semtech Corp. (I)	33,521	537,006
Sigma Designs, Inc. (I)(L)	3,900	45,552
Silicon Image, Inc. (I)	9,362	20,503
Skyworks Solutions, Inc. (I)(L)	17,303	213,000
Standard Microsystems Corp. (I)	1,599	30,765
Trident Microsystems, Inc. (I)	5,100	9,639
TriQuint Semiconductor, Inc. (I)	15,643	85,098
Ultra Clean Holdings, Inc. (I)	50	298
Virage Logic Corp. (I)	2,137	11,967
Zoran Corp. (I)	6,512	59,520

		4,092,463
Software & Services - 6.51%
Acorn Energy, Inc. (I)	800	5,800
Acxiom Corp. (I)	7,534	86,942
American Software, Inc., Class A	717	4,388
Ancestry.com, Inc. (I)(L)	21,907	288,077
Ariba, Inc. (I)	63,402	687,278
Blackbaud, Inc.	22,318	496,799
Bsquare Corp. (I)	100	213
CACI International, Inc., Class A (I)	11,028	511,920
CIBER, Inc. (I)	9,000	28,530
Computer Task Group, Inc. (I)	200	1,234
Convergys Corp. (I)	15,251	170,506
Cybersource Corp. (I)(L)	31,538	541,507
DealerTrack Holdings, Inc. (I)	3,284	56,025
DivX, Inc. (I)	4,700	23,876
Dynamics Research Corp. (I)	700	8,050
ePlus, Inc. (I)	920	14,554
GSI Commerce, Inc. (I)	16,978	379,289
IAC/InterActiveCorp (I)	11,000	213,950
InfoGroup, Inc. (I)	2,670	21,627
InfoSpace, Inc. (I)	4,672	38,217
Internet Brands, Inc., Class A (I)	2,700	18,657
INX, Inc. (I)	814	5,543
JDA Software Group, Inc. (I)	3,074	72,178
Kenexa Corp. (I)	1,977	21,450
Marchex, Inc., Class B	3,900	18,096
ModusLink Global Solutions, Inc. (I)	7,424	59,986
Online Resources Corp. (I)	4,100	22,550
Open Text Corp. (I)	17,087	650,502
Parametric Technology Corp. (I)	30,620	461,137
Perficient, Inc. (I)	1,626	13,626
Quest Software, Inc. (I)	30,840	519,037
RealNetworks, Inc. (I)	15,401	50,361
Rovi Corp. (I)	831	24,772

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Smith Micro Software, Inc. (I)	1,870	$11,837
SonicWALL, Inc. (I)	7,879	61,377
Soundbite Communications, Inc. (I)	200	590
SRA International, Inc., Class A (I)	2,312	41,732
StarTek, Inc. (I)	1,937	13,423
Support.com, Inc. (I)	6,500	15,405
TechTarget, Inc. (I)	1,700	9,945
TechTeam Global, Inc. (I)	1,203	7,723
The Hackett Group, Inc. (I)	3,972	10,566
TheStreet.com, Inc.	2,759	6,428
THQ, Inc. (I)	11,400	55,860
TIBCO Software, Inc. (I)	13,124	112,866
United Online, Inc.	8,663	58,908
Web.com Group, Inc. (I)	4,251	25,293
Wright Express Corp. (I)	17,144	500,090

		6,448,720
Technology Hardware & Equipment - 6.33%
3Com Corp. (I)	26,693	196,727
ActivIdentity Corp. (I)	3,580	7,625
Anixter International, Inc. (I)(L)	13,160	568,775
Arris Group, Inc. (I)	69,713	696,433
Arrow Electronics, Inc. (I)	13,883	364,845
Avid Technology, Inc. (I)	5,224	62,166
Avocent Corp. (I)(L)	2,967	74,116
AVX Corp.	5,685	68,561
Aware, Inc. (I)	3,300	6,996
Bel Fuse, Inc., Class B	1,382	24,655
Benchmark Electronics, Inc. (I)	4,167	75,131
Checkpoint Systems, Inc. (I)	6,638	94,127
Cognex Corp.	1,647	27,110
Coherent, Inc. (I)(L)	1,300	33,046
CommScope, Inc. (I)	7,100	178,423
Communications Systems, Inc.	588	6,674
Comtech Telecommunications Corp. (I)	13,070	375,632
Concurrent Computer Corp. (I)	526	1,836
CPI International, Inc. (I)	2,407	23,252
Cray, Inc. (I)	1,700	11,883
Datalink Corp. (I)	1,469	5,729
DDi Corp. (I)	2,965	11,445
Digi International, Inc. (I)	2,751	21,705
EchoStar Corp., Class A (I)	1,200	23,316
Electro Rent Corp.	3,632	36,792
Electronics for Imaging, Inc. (I)	3,231	38,804
Emulex Corp. (I)	13,777	134,188
FARO Technologies, Inc. (I)	1,507	29,402
Gerber Scientific, Inc. (I)	3,231	16,155
Globecomm Systems, Inc. (I)	2,754	22,060
Harris Stratex Networks, Inc., Class A (I)	7,200	45,216
Hughes Communications, Inc. (I)	1,096	28,167
Hutchinson Technology, Inc. (I)	2,400	17,064
ID Systems, Inc. (I)	651	1,986
Imation Corp.	4,497	39,439
Immersion Corp. (I)	4,187	16,748
Ingram Micro, Inc., Class A (I)	21,411	363,773
Insight Enterprises, Inc. (I)	614	6,232
Interphase Corp. (I)	400	928
Intevac, Inc. (I)	3,491	43,428

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment (continued)
IntriCon Corp. (I)	80	$263
Jabil Circuit, Inc.	8,749	116,449
JDS Uniphase Corp. (I)	30,100	222,439
KVH Industries, Inc. (I)	2,148	25,926
L-1 Identity Solutions, Inc. (I)	10,594	65,047
Littelfuse, Inc. (I)	664	17,384
LoJack Corp. (I)	1,501	5,944
Loral Space & Communications, Inc. (I)	1,382	45,758
Measurement Specialties, Inc. (I)	2,180	19,816
Mercury Computer Systems, Inc. (I)	800	8,488
Merix Corp. (I)	100	177
Methode Electronics, Inc.	4,959	39,474
Multi-Fineline Electronix, Inc. (I)	1,877	46,794
NETGEAR, Inc. (I)	847	16,813
Novatel Wireless, Inc. (I)	4,100	34,358
NU Horizons Electronics Corp. (I)	1,000	3,840
Occam Networks, Inc. (I)	3,450	13,559
Oplink Communications, Inc. (I)	1,660	28,618
OpNext, Inc. (I)	5,400	9,882
Orbcomm, Inc. (I)	7,200	16,992
OSI Systems, Inc. (I)	25,551	522,007
PAR Technology Corp. (I)	1,700	9,197
PC Connection, Inc. (I)	400	2,452
PC Mall, Inc. (I)	1,332	7,712
Perceptron, Inc. (I)	246	777
Performance Technologies, Inc. (I)	1,302	3,567
Planar Systems, Inc. (I)	1,400	3,346
Plantronics, Inc.	5,418	125,427
RadiSys Corp. (I)	1,416	13,211
Richardson Electronics, Ltd.	1,662	9,872
Rofin-Sinar Technologies, Inc. (I)	11,865	270,285
Rogers Corp. (I)	1,400	39,424
Sanmina-SCI Corp. (I)	2,300	18,584
ScanSource, Inc. (I)	1,044	24,294
Seachange International, Inc. (I)	3,200	17,856
Silicon Graphics International Corp. (I)	3,400	20,570
Smart Modular Technologies (WWH), Inc.
(I)	6,530	28,928
Spectrum Control, Inc. (I)	2,017	17,629
Sycamore Networks, Inc. (I)	18,335	51,888
SYNNEX Corp. (I)	300	8,493
Tech Data Corp. (I)	5,999	252,618
Tessco Technologies, Inc.	379	5,935
Tollgrade Communications, Inc. (I)	1,621	9,564
TTM Technologies, Inc. (I)	5,177	53,685
UTStarcom, Inc. (I)	14,500	24,940
Vicon Industries, Inc. (I)	102	685
Vishay Intertechnology, Inc. (I)	23,932	173,507
X-Rite, Inc. (I)	400	836
Zygo Corp. (I)	1,490	9,715

		6,265,615
Telecommunication Services - 1.16%
Alaska Communications Systems Group, Inc.
(L)	53,808	393,336
Cincinnati Bell, Inc. (I)	162,108	483,082
General Communication, Inc., Class A (I)	5,937	35,859
IDT Corp. (I)	1,500	5,550

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
NTELOS Holdings Corp.	12,009	$201,871
SureWest Communications (I)	1,474	12,839
Telephone & Data Systems, Inc.	400	12,196
Telephone & Data Systems, Inc. - Special
Shares	100	2,875

		1,147,608
Transportation - 3.55%
Airtran Holdings, Inc. (I)	500	2,060
Alaska Air Group, Inc. (I)	1,100	32,890
Alexander & Baldwin, Inc.	5,727	174,960
Allegiant Travel Company (I)(L)	9,852	406,198
AMERCO, Inc. (I)	3,360	172,234
Arkansas Best Corp.	200	4,924
Atlas Air Worldwide Holdings, Inc. (I)	2,177	63,786
Avis Budget Group, Inc. (I)	2,100	20,475
CAI International, Inc. (I)	2,400	20,976
Celadon Group, Inc. (I)	1,601	15,322
Dollar Thrifty Automotive Group, Inc. (I)	300	5,538
DryShips, Inc. (I)(L)	55,140	337,457
Dynamex, Inc. (I)	974	16,948
Eagle Bulk Shipping, Inc. (I)(L)	8,800	49,808
ExpressJet Holdings, Inc. (I)	1,600	5,904
Genco Shipping & Trading, Ltd. (I)(L)	5,300	124,444
Hertz Global Holdings, Inc. (I)(L)	24,741	242,462
Horizon Lines, Inc.	2,817	15,071
JetBlue Airways Corp. (I)	2,300	12,673
Landstar System, Inc.	12,992	484,861
Marten Transport, Ltd. (I)	21,353	360,012
Old Dominion Freight Lines, Inc. (I)	16,606	439,727
P.A.M. Transportation Services, Inc. (I)	1,563	16,115
Pacer International, Inc.	3,866	10,979
Park-Ohio Holdings Corp. (I)	870	3,811
Pinnacle Airlines Corp. (I)	2,500	15,100
Quixote Corp. (I)	83	159
Republic Airways Holdings, Inc. (I)	387	2,635
Ryder Systems, Inc.	8,700	352,698
SkyWest, Inc.	6,260	92,085
USA Truck, Inc. (I)	1,601	18,251

		3,520,563
Utilities - 1.23%
Cascal N.V.	26,164	151,490
Energen Corp.	8,566	372,621
Middlesex Water Company	1	16
Mirant Corp. (I)	13,400	190,816
RRI Energy, Inc. (I)	16,200	79,704
UGI Corp.	16,746	393,196
Unitil Corp.	1,500	31,785

		1,219,628

TOTAL COMMON STOCKS (Cost 85,227,962)		$97,001,773

Small Cap Opportunities Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 17.97%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	$1,526,241	$15,277,976
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
2,525,003 on 12/01/2009,
collateralized by 2,330,000
Federal Farm Credit Bank, 2.84%
due 05/19/2014 (valued at
2,362,038, including interest) and
205,000 Federal National
Mortgage Association, 6.00% due
04/18/2036 (valued at 216,531,
including interest)	2,525,000	2,525,000

TOTAL SHORT-TERM INVESTMENTS
(Cost 17,799,753)		$17,802,976

Total Investments (Cost 103,027,715) - 115.89%		$114,804,749

Other assets and liabilities, net - (15.89%)		(15,744,034)

TOTAL NET ASSETS - 100.00%		$99,060,715

Small Cap Value Fund

	Shares	Value

COMMON STOCKS - 98.05%
Banks - 7.50%
First Busey Corp.	76,872	$252,141
First Midwest Bancorp, Inc.	109,700	1,144,171
International Bancshares Corp. (L)	72,400	1,214,148
MB Financial, Inc.	59,900	1,117,135
NewAlliance Bancshares, Inc.	56,000	659,680
Webster Financial Corp.	95,500	1,215,715
WestAmerica Bancorp	14,100	750,120

		6,353,110
Capital Goods - 13.10%
Acuity Brands, Inc. (L)	26,700	861,876
Albany International Corp., Class A	66,100	1,195,088
Belden, Inc.	99,200	2,194,304
Carlisle Companies, Inc. (L)	91,900	2,950,909
ESCO Technologies, Inc. (I)	13,100	437,540
GATX Corp.	53,000	1,530,110
Mueller Industries, Inc.	59,100	1,389,441
Sterling Construction Company, Inc. (I)	31,000	536,300

		11,095,568
Commercial & Professional Services - 4.32%
Acco Brands Corp. (I)	153,600	1,003,008
Bowne & Company, Inc.	94,217	570,955
Standard Parking Corp. (I)	2,200	35,420
United Stationers, Inc. (I)	40,300	2,052,882

		3,662,265

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel - 3.57%
Helen of Troy, Ltd. (I)	73,700	$1,514,535
Tempur-Pedic International, Inc. (I)	30,100	648,655
Unifirst Corp.	19,600	861,420

		3,024,610
Consumer Services - 5.23%
Bally Technologies, Inc. (I)	9,900	411,147
CEC Entertainment, Inc. (I)	35,000	1,020,600
Choice Hotels International, Inc.	37,500	1,175,625
Matthews International Corp., Class A	27,700	959,528
Sonic Corp. (I)	89,500	862,780

		4,429,680
Diversified Financials - 3.41%
Ares Capital Corp.	129,200	1,501,304
Credit Acceptance Corp. (I)(L)	18,500	639,915
Financial Federal Corp.	27,443	743,705

		2,884,924
Energy - 4.72%
Penn Virginia Corp.	53,400	967,608
SEACOR Holdings, Inc. (I)	12,800	980,480
St. Mary Land & Exploration Company (L)	24,600	796,548
Whiting Petroleum Corp. (I)	20,100	1,251,225

		3,995,861
Food & Staples Retailing - 1.32%
Casey's General Stores, Inc.	36,600	1,119,594
Food, Beverage & Tobacco - 1.67%
Lance, Inc.	58,000	1,412,300
Health Care Equipment & Services - 5.41%
AmSurg Corp. (I)	46,200	956,802
Centene Corp. (I)	48,900	920,298
CorVel Corp. (I)	29,600	884,744
ICU Medical, Inc. (I)	28,400	937,200
Universal American Financial Corp. (I)	84,800	878,528

		4,577,572
Household & Personal Products - 2.63%
Herbalife, Ltd.	53,200	2,231,208
Insurance - 7.54%
Alleghany Corp. (I)	2,850	760,836
Assured Guaranty, Ltd.	34,800	789,264
Delphi Financial Group, Inc.	83,800	1,831,868
Platinum Underwriters Holdings, Ltd.	40,200	1,418,658
Reinsurance Group of America, Inc.	18,700	869,550
Validus Holdings, Ltd.	26,962	714,493

		6,384,669
Materials - 4.70%
AptarGroup, Inc.	32,000	1,155,840
Deltic Timber Corp.	24,800	947,856
Zep, Inc.	106,200	1,877,616

		3,981,312
Media - 1.78%
Arbitron, Inc. (L)	70,000	1,507,100

Small Cap Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life
Sciences - 2.63%
Charles River Laboratories International, Inc.
(I)	42,200	$1,356,730
ICON PLC, SADR (I)	38,400	871,680

		2,228,410
Real Estate - 4.25%
American Campus Communities, Inc., REIT	32,700	881,265
DiamondRock Hospitality Company, REIT	83,300	669,732
Mack-Cali Realty Corp., REIT	21,000	644,490
Realty Income Corp., REIT (L)	55,600	1,406,124

		3,601,611
Retailing - 6.41%
Cato Corp., Class A	97,800	1,870,914
Hibbett Sports, Inc. (I)(L)	41,400	782,874
Stage Stores, Inc.	144,800	1,750,632
The Dress Barn, Inc. (I)(L)	47,800	1,026,266

		5,430,686
Software & Services - 3.47%
MAXIMUS, Inc.	39,500	1,836,355
Websense, Inc. (I)	70,100	1,102,673

		2,939,028
Technology Hardware & Equipment - 6.07%
Coherent, Inc. (I)	16,900	429,598
Diebold, Inc.	51,300	1,289,682
Electronics for Imaging, Inc. (I)	79,900	959,599
MTS Systems Corp.	16,700	430,359
Nam Tai Electronics, Inc.	79,900	422,671
Xyratex, Ltd. (I)	51,200	577,024
Zebra Technologies Corp., Class A (I)	38,600	1,027,146

		5,136,079
Transportation - 2.84%
Genesee & Wyoming, Inc., Class A (I)	43,600	1,356,832
Kirby Corp. (I)	28,300	943,805
Vitran Corp., Inc. (I)	11,300	100,344

		2,400,981
Utilities - 5.48%
Atmos Energy Corp.	33,000	903,870
New Jersey Resources Corp.	14,600	514,358
Unisource Energy Corp.	44,800	1,335,936
Westar Energy, Inc.	52,500	1,080,975
WGL Holdings, Inc.	25,600	805,888

		4,641,027

TOTAL COMMON STOCKS (Cost
69,430,785)		$83,037,595

SHORT-TERM INVESTMENTS - 12.27%
Bank of New York Tri-Party
Repurchase Agreement dated 11-
30-09 at 0.17% to be repurchased
at 1,600,008 on 12/01/2009,
collateralized by 1,988,332
Federal National Mortgage
Association, 6.50% due
10/01/2037 (valued at 1,632,001,
including interest)	1,600,000	$1,600,000

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS (continued)
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	877,748	$8,786,435

TOTAL SHORT-TERM
INVESTMENTS (Cost 10,386,311)		$10,386,435

Total Investments (Cost 79,817,096) - 110.32%		93,424,030

Other assets and liabilities, net - (10.32%)		(8,743,281)

TOTAL NET ASSETS - 100.00%		$84,680,749

Small Company Growth Fund

	Shares	Value

COMMON STOCKS - 95.99%
Automobiles & Components - 0.82%
TRW Automotive Holdings Corp. (I)	49,622	$1,079,773
Banks - 1.98%
City National Corp. (L)	17,992	709,964
Cullen/Frost Bankers, Inc. (L)	14,819	711,608
SVB Financial Group (I)(L)	31,439	1,190,281

		2,611,853
Capital Goods - 7.42%
Bucyrus International, Inc.	24,678	1,278,074
General Cable Corp. (I)	33,630	987,377
Hexcel Corp. (I)	57,407	605,644
Lindsay Corp. (L)	16,874	592,109
Pike Electric Corp. (I)	87,272	799,412
Quanta Services, Inc. (I)	27,651	518,456
Regal-Beloit Corp. (L)	27,738	1,316,445
TransDigm Group, Inc.	39,733	1,722,426
Wabtec Corp. (L)	29,674	1,142,449
Watsco, Inc.	17,031	854,275

		9,816,667
Commercial & Professional Services - 4.49%
Corrections Corp. of America (I)	66,713	1,667,158
CoStar Group, Inc. (I)(L)	36,696	1,457,932
EnergySolutions, Inc.	114,752	984,572
Fuel Tech, Inc. (I)	58,556	501,825
Tetra Tech, Inc. (I)	50,385	1,327,141

		5,938,628
Consumer Durables & Apparel - 2.15%
Deckers Outdoor Corp. (I)	11,640	1,078,213
Pool Corp. (L)	45,149	815,391
Warnaco Group, Inc. (I)	23,234	945,856

		2,839,460
Consumer Services - 5.76%
Brinker International, Inc.	61,022	842,104
Buffalo Wild Wings, Inc. (I)(L)	19,978	797,921
Choice Hotels International, Inc. (L)	31,437	985,550
Darden Restaurants, Inc.	25,943	815,388
Jack in the Box, Inc. (I)	55,049	1,027,765
P.F. Chang's China Bistro, Inc. (I)(L)	40,975	1,336,605
Penn National Gaming, Inc. (I)	27,879	746,878

Small Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
WMS Industries, Inc. (I)	27,501	$1,069,239

		7,621,450
Diversified Financials - 3.73%
Affiliated Managers Group, Inc. (I)(L)	15,728	1,025,623
Federated Investors, Inc., Class B (L)	39,567	1,020,037
Greenhill & Company, Inc.	15,734	1,284,681
optionsXpress Holdings, Inc.	44,205	676,337
Stifel Financial Corp. (I)	17,142	920,868

		4,927,546
Energy - 7.22%
Arena Resources, Inc. (I)	28,773	1,176,528
Bill Barrett Corp. (I)	29,862	852,560
Carrizo Oil & Gas, Inc. (I)(L)	44,169	929,757
Dril-Quip, Inc. (I)	33,499	1,809,281
FMC Technologies, Inc. (I)	23,811	1,296,985
Goodrich Petroleum Corp. (I)(L)	36,905	816,708
Patterson-UTI Energy, Inc. (L)	66,128	1,017,710
SandRidge Energy, Inc. (I)(L)	75,160	705,001
Whiting Petroleum Corp. (I)	15,023	935,182

		9,539,712
Food, Beverage & Tobacco - 0.60%
Ralcorp Holdings, Inc. (I)	13,663	791,361
Health Care Equipment & Services - 10.69%
American Medical Systems Holdings, Inc.
(I)(L)	60,183	1,057,415
Chemed Corp.	28,346	1,280,672
Eclipsys Corp. (I)	63,139	1,157,969
Gen-Probe, Inc. (I)	19,955	831,924
Insulet Corp. (I)(L)	50,261	616,200
inVentiv Health, Inc. (I)	58,008	918,847
MEDNAX, Inc. (I)	23,556	1,324,083
Meridian Bioscience, Inc. (L)	45,912	950,838
Nuvasive, Inc. (I)(L)	19,691	638,973
PSS World Medical, Inc. (I)(L)	37,169	719,220
Quality Systems, Inc. (L)	30,330	1,804,332
RehabCare Group, Inc. (I)	35,103	988,852
VCA Antech, Inc. (I)	42,759	969,347
Zoll Medical Corp. (I)	35,587	875,796

		14,134,468
Household & Personal Products - 0.98%
Church & Dwight Company, Inc.	22,052	1,301,950
Insurance - 1.38%
Brown & Brown, Inc.	35,618	635,781
ProAssurance Corp. (I)	22,204	1,182,363

		1,818,144
Materials - 2.85%
Calgon Carbon Corp. (I)(L)	49,285	689,497
Carpenter Technology Corp.	25,675	595,147
Greif, Inc., Class A	24,613	1,374,882
Intrepid Potash, Inc. (I)(L)	36,592	1,113,860

		3,773,386
Media - 0.68%
National Cinemedia, Inc.	61,861	903,789

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences -
6.06%
Acorda Therapeutics, Inc. (I)	35,879	$863,966
AMAG Pharmaceuticals, Inc. (I)(L)	20,168	754,082
BioMarin Pharmaceutical, Inc. (I)(L)	54,568	900,918
Isis Pharmaceuticals, Inc. (I)	32,583	348,964
Martek Biosciences Corp. (I)(L)	34,591	601,883
Myriad Genetics, Inc. (I)	23,815	550,603
OSI Pharmaceuticals, Inc. (I)(L)	18,639	620,865
Perrigo Company	30,021	1,205,043
Techne Corp.	14,176	962,267
United Therapeutics Corp. (I)	26,462	1,206,403

		8,014,994
Real Estate - 0.61%
BioMed Realty Trust, Inc., REIT	58,476	800,536
Retailing - 4.78%
Big Lots, Inc. (I)	40,004	922,492
Group 1 Automotive, Inc. (I)	29,747	750,814
Gymboree Corp. (I)(L)	21,900	874,248
Hot Topic, Inc. (I)	120,257	690,275
Netflix, Inc. (I)(L)	21,029	1,232,930
Tractor Supply Company (I)	17,176	801,947
Williams-Sonoma, Inc. (L)	51,313	1,042,680

		6,315,386
Semiconductors & Semiconductor Equipment - 5.57%
Advanced Energy Industries, Inc. (I)	80,485	879,701
Cabot Microelectronics Corp. (I)	30,761	940,979
Cymer, Inc. (I)	19,245	643,553
Hittite Microwave Corp. (I)	26,909	1,015,007
Microsemi Corp. (I)	69,036	1,051,418
Monolithic Power Systems, Inc. (I)	40,930	879,995
ON Semiconductor Corp. (I)	130,583	1,013,324
Power Integrations, Inc.	28,020	941,192

		7,365,169
Software & Services - 18.24%
Alliance Data Systems Corp. (I)(L)	16,426	1,001,822
ANSYS, Inc. (I)	25,971	1,011,311
Aspen Technology, Inc. (I)	100,622	960,940
Blackboard, Inc. (I)(L)	25,557	1,066,494
Commvault Systems, Inc. (I)	41,397	861,058
Global Payments, Inc.	22,849	1,171,240
GSI Commerce, Inc. (I)	32,503	726,117
Informatica Corp. (I)	75,195	1,688,128
Lawson Software, Inc. (I)	154,398	1,011,307
Manhattan Associates, Inc. (I)	47,372	1,116,084
MICROS Systems, Inc. (I)(L)	39,564	1,110,166
NeuStar, Inc., Class A (I)	48,208	1,128,067
NICE Systems, Ltd., SADR (I)	42,749	1,295,722
Open Text Corp. (I)	25,552	972,765
Pegasystems, Inc.	299	8,590
Quest Software, Inc. (I)	55,229	929,504
SonicWALL, Inc. (I)	120,872	941,593
SRA International, Inc., Class A (I)	47,497	857,321
SuccessFactors, Inc. (I)(L)	61,110	920,317
Sybase, Inc. (I)(L)	36,474	1,467,714
Syntel, Inc. (L)	22,056	834,378
The Knot, Inc. (I)	89,982	858,428
VistaPrint NV (I)(L)	22,694	1,294,239

Small Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Websense, Inc. (I)	56,471	$888,289

		24,121,594
Technology Hardware & Equipment - 5.34%
Cogent, Inc. (I)	100,733	859,252
Coherent, Inc. (I)	25,331	643,914
F5 Networks, Inc. (I)	26,611	1,251,515
Harmonic, Inc. (I)	129,634	655,948
Polycom, Inc. (I)	56,664	1,221,676
Starent Networks Corp. (I)	40,304	1,390,085
Tech Data Corp. (I)	24,741	1,041,844

		7,064,234
Telecommunication Services - 1.07%
SBA Communications Corp. (I)(L)	44,311	1,419,724
Transportation - 2.72%
Forward Air Corp.	46,056	1,043,629
Hub Group, Inc., Class A (I)	43,803	1,158,589
Knight Transportation, Inc. (L)	81,579	1,387,659

		3,589,877
Utilities - 0.85%
ITC Holdings Corp.	25,257	1,123,179

TOTAL COMMON STOCKS (Cost 119,074,667)		$126,912,880

SHORT-TERM INVESTMENTS - 29.89%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	3,394,090	33,963,978
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
5,558,008 on 12-01-2009,
collateralized by 5,545,000
Federal National Mortgage
Association, 4.72% due
1/22/2018, (valued at 5,669,763,

including interest)	5,558,000	5,558,000

TOTAL SHORT-TERM INVESTMENTS
(Cost 39,514,982)		$39,521,978

Total Investments (Cost 158,589,649) - 125.88%		$166,434,858

Other assets and liabilities, net - (25.88%)		(34,215,617)

TOTAL NET ASSETS - 100.00%		$132,219,241

Small Company Value Fund

	Shares	Value

COMMON STOCKS - 94.44%
Automobiles & Components - 1.38%
Drew Industries, Inc. (I)	154,900	$2,997,315
Winnebago Industries, Inc. (I)(L)	197,600	2,143,960

		5,141,275

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks - 4.68%
East West Bancorp, Inc.	188,000	$2,742,920
Glacier Bancorp, Inc. (L)	167,000	2,184,360
Home Bancshares, Inc. (L)	133,000	3,044,370
Signature Bank (I)	64,500	1,998,210
SVB Financial Group (I)(L)	126,200	4,777,932
Wintrust Financial Corp.	106,500	2,765,805

		17,513,597
Capital Goods - 12.03%
Accuride Corp. (I)	97,900	16,643
Ameron International Corp.	50,900	2,899,264
Astec Industries, Inc. (I)	56,200	1,402,752
Beacon Roofing Supply, Inc. (I)(L)	348,700	5,359,519
Belden, Inc.	120,500	2,665,460
C & D Technologies, Inc. (I)(L)	159,700	279,475
Cascade Corp.	57,500	1,303,525
Circor International, Inc.	76,900	1,856,366
Comfort Systems USA, Inc.	124,100	1,413,499
Franklin Electric, Inc.	31,100	856,494
Gibraltar Industries, Inc. (L)	164,500	2,464,210
IDEX Corp.	148,425	4,397,833
Insituform Technologies, Inc., Class A (I)	183,800	3,804,660
Kaman Corp., Class A	82,800	1,875,420
Kratos Defense & Security Solutions, Inc. (I)	49,300	509,269
Nordson Corp. (L)	103,900	5,570,079
Sterling Construction Company, Inc. (I)	53,100	918,630
Universal Forest Products, Inc.	82,900	2,979,426
Woodward Governor Company	190,500	4,431,030

		45,003,554
Commercial & Professional Services - 5.30%
FTI Consulting, Inc. (I)(L)	84,400	3,904,344
G & K Services, Inc., Class A	100,800	2,227,680
McGrath Rentcorp	182,100	3,764,007
MPS Group, Inc. (I)	224,900	3,069,885
Navigant Consulting Company (I)	213,100	2,823,575
Waste Connections, Inc. (I)	124,200	4,030,290

		19,819,781
Consumer Durables & Apparel - 2.36%
CSS Industries, Inc.	82,200	1,524,810
Culp, Inc. (I)	89,000	560,700
M/I Homes, Inc. (I)(L)	87,700	961,192
Meritage Homes Corp. (I)	145,500	2,594,265
Pool Corp. (L)	130,600	2,358,636
Stanley Furniture Company, Inc. (I)	109,600	814,328

		8,813,931
Consumer Services - 2.41%
Corinthian Colleges, Inc. (I)(L)	123,700	1,833,234
Matthews International Corp., Class A (L)	137,400	4,759,536
Orient Express Hotels, Ltd., Class A (I)(L)	287,200	2,400,992

		8,993,762
Diversified Financials - 4.33%
Ares Capital Corp.	359,000	4,171,580
Compass Diversified Trust	167,200	1,862,608
Hercules Technology Growth Capital, Inc.	235,000	2,314,750
JMP Group, Inc.	115,300	1,037,700
Kohlberg Capital Corp.	206,867	992,962
Piper Jaffray Companies, Inc. (I)	46,400	2,011,440

Small Company Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financials (continued)
Stifel Financial Corp. (I)	70,400	$3,781,888

		16,172,928
Energy - 6.67%
Arena Resources, Inc. (I)	48,400	1,979,076
Atwood Oceanics, Inc. (I)	56,500	2,128,920
Carbo Ceramics, Inc. (L)	49,100	2,912,612
Cloud Peak Energy, Inc. (I)	66,000	891,000
Encore Acquisition Company (I)	35,900	1,616,218
Forest Oil Corp. (I)(L)	91,100	1,668,952
Hercules Offshore, Inc. (I)(L)	115,600	590,716
Mariner Energy, Inc. (I)(L)	112,400	1,406,124
Penn Virginia Corp.	202,500	3,669,300
TETRA Technologies, Inc. (I)	258,900	2,682,204
Union Drilling, Inc. (I)	61,619	368,482
Whiting Petroleum Corp. (I)	81,000	5,042,250

		24,955,854
Food & Staples Retailing - 1.38%
Casey's General Stores, Inc.	91,600	2,802,044
Nash Finch Company	71,600	2,349,196

		5,151,240
Food, Beverage & Tobacco - 0.47%
Alliance One International, Inc. (I)(L)	366,800	1,749,636
Health Care Equipment & Services - 5.44%
Analogic Corp.	41,400	1,677,114
AngioDynamics, Inc. (I)	120,100	1,867,555
Landauer, Inc.	41,800	2,377,584
National Healthcare Corp.	73,000	2,555,730
Owens & Minor, Inc.	167,200	6,485,688
Triple-S Management Corp., Class B (I)	93,000	1,493,580
West Pharmaceutical Services, Inc.	100,800	3,885,840

		20,343,091
Insurance - 4.40%
Employers Holdings, Inc.	85,300	1,305,943
Markel Corp. (I)	7,400	2,508,600
Max Capital Group, Ltd.	154,000	3,355,660
National Interstate Corp.	120,600	2,115,324
ProAssurance Corp. (I)	134,900	7,183,425

		16,468,952
Materials - 9.85%
Airgas, Inc.	87,500	4,046,875
AMCOL International Corp.	68,000	1,853,000
American Vanguard Corp. (L)	156,800	1,152,480
AptarGroup, Inc.	152,000	5,490,240
Arch Chemicals, Inc.	114,100	3,059,021
Carpenter Technology Corp.	99,900	2,315,682
Clearwater Paper Corp. (I)	54,100	2,657,933
Deltic Timber Corp.	71,000	2,713,620
Franco-Nevada Corp.	92,900	2,501,628
Innospec, Inc. (L)	162,200	1,441,958
International Royalty Corp.	426,700	1,792,140
Myers Industries, Inc.	237,605	1,964,993
Sims Group, Ltd. (L)	184,600	3,596,008
Wausau-Mosinee Paper Corp.	222,000	2,253,300

		36,838,878

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Media - 0.50%
Ascent Media Corp., Class A (I)	53,700	$1,229,730
Saga Communications, Inc., Class A (I)	47,875	621,896

		1,851,626
Pharmaceuticals, Biotechnology & Life Sciences -
0.64%
Exelixis, Inc. (I)(L)	213,000	1,456,920
Myriad Genetics, Inc. (I)	40,700	940,984

		2,397,904
Real Estate - 7.43%
Acadia Realty Trust REIT	100,100	1,628,627
CBL & Associates Properties, Inc., REIT (L)	421,800	3,905,868
Cedar Shopping Centers, Inc. REIT	194,600	1,175,384
First Potomac Realty Trust REIT	152,500	1,804,075
Hatteras Financial Corp. REIT (L)	97,600	2,986,560
Kilroy Realty Corp., REIT (L)	144,300	4,347,759
LaSalle Hotel Properties, REIT	169,100	3,150,333
Parkway Properties, Inc. REIT	70,000	1,306,900
Potlatch Corp., REIT	103,600	3,049,984
Redwood Trust, Inc. REIT	140,000	2,011,800
Washington, REIT (L)	92,700	2,419,470

		27,786,760
Retailing - 4.57%
Aaron, Inc., Class B (L)	277,000	6,944,390
Fred's, Inc., Class A	151,400	1,479,178
Haverty Furniture Companies, Inc. (L)	189,200	2,260,940
Marinemax, Inc. (I)	145,200	1,016,400
Stein Mart, Inc. (I)	267,800	2,750,306
The Men's Wearhouse, Inc. (L)	130,100	2,654,040

		17,105,254
Semiconductors & Semiconductor Equipment - 3.33%
Advanced Energy Industries, Inc. (I)(L)	185,000	2,022,050
ATMI, Inc. (I)	85,200	1,324,860
Brooks Automation, Inc. (I)	215,500	1,579,615
Cabot Microelectronics Corp. (I)	41,800	1,278,662
FormFactor, Inc. (I)	112,400	1,905,180
Microsemi Corp. (I)	139,300	2,121,539
Teradyne, Inc. (I)(L)	248,400	2,200,824

		12,432,730
Software & Services - 2.05%
Progress Software Corp. (I)	154,600	3,724,314
StarTek, Inc. (I)	160,412	1,111,655
Symyx Technologies, Inc. (I)	150,900	641,325
Websense, Inc. (I)	138,700	2,181,751

		7,659,045
Technology Hardware & Equipment - 4.17%
Electro Rent Corp.	200,000	2,026,000
Ixia (I)	276,100	1,830,543
Littelfuse, Inc. (I)	87,200	2,282,896
Methode Electronics, Inc.	71,500	569,140
Newport Corp. (I)	124,600	910,826
Palm, Inc. (I)(L)	207,000	2,258,370
Sonus Networks, Inc. (I)	601,800	1,311,924
SYNNEX Corp. (I)(L)	107,400	3,040,494
Xyratex, Ltd. (I)	121,900	1,373,813

		15,604,006

Small Company Value Fund (continued)
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.55%
Premiere Global Services, Inc. (I)	273,100	$2,064,636
Transportation - 6.69%
Alaska Air Group, Inc. (I)	114,700	3,429,530
Dollar Thrifty Automotive Group, Inc. (I)(L)	83,800	1,546,948
Genesee & Wyoming, Inc., Class A (I)	153,800	4,786,256
Kirby Corp. (I)	152,900	5,099,215
Landstar System, Inc.	204,200	7,620,744
UTI Worldwide, Inc.	194,700	2,544,729

		25,027,422
Utilities - 3.81%
Black Hills Corp. (L)	105,300	2,481,921
Cleco Corp.	144,700	3,692,744
El Paso Electric Company (I)	144,500	2,861,100
Empire District Electric Company (L)	61,800	1,121,052
Southwest Gas Corp.	96,200	2,521,402
Vectren Corp.	67,100	1,576,179

		14,254,398

TOTAL COMMON STOCKS (Cost 350,689,504)		$353,150,260

PREFERRED STOCKS - 1.36%
Energy - 0.55%
Whiting Petroleum Corp. 6.250%	12,800	2,060,288
Insurance - 0.81%
Assured Guaranty, Ltd., 8.50%	32,400	3,024,864

TOTAL PREFERRED STOCKS (Cost
2,948,020)		$5,085,152

CONVERTIBLE PREFERRED STOCKS - 0.61%
Banks - 0.61%
East West Bancorp., Inc., Series A 8.00%	2,114	2,291,639

TOTAL CONVERTIBLE PREFERRED
STOCKS (Cost 2,088,634)		$2,291,639

INVESTMENT COMPANIES - 1.03%
Investment Companies - 1.03%
First Opportunity Fund, Inc.	210,500	1,250,370
iShares Russell 2000 Value Index Fund (L)	48,088	2,609,255

		$3,859,625

TOTAL INVESTMENT COMPANIES (Cost
4,948,533)		3,859,625

SHORT-TERM INVESTMENTS - 23.07%
Cash Equivalents - 20.61%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	7,700,035	77,052,706
Diversified Financials - 2.46%
Repurchase Agreement with State Street
Corp. dated 11-30-09 at 0.05% to be
repurchased at 778,001 on 12-01-09,
collateralized by 790,000 Federal National
Mortgage Association, 5.40% due 06-30-28
(valued at 794,938, including interest)	$778,000	$778,000

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)

	Principal
	Amount		Value

SHORT-TERM INVESTMENTS (continued)		$
T. Rowe Price Reserve Investment Fund,
0.2452%	8,433,640		8,433,640

			9,211,640

TOTAL SHORT-TERM INVESTMENTS
(Cost 86,260,579)			$86,264,346

Total Investments (Cost 446,935,270) - 120.51%			$450,651,022

Other assets and liabilities, net - (20.51%)			(76,698,168)

TOTAL NET ASSETS - 100.00%			$373,952,854

Smaller Company Growth Fund

	Shares		Value

COMMON STOCKS - 95.81%
Automobiles & Components - 0.79%
American Axle & Manufacturing Holdings,
Inc. (I)	2,703		$16,894
Amerigon, Inc. (I)	26,088		172,963
ArvinMeritor, Inc. (I)	1,392		11,289
Cooper Tire & Rubber Company	24,850		445,312
Drew Industries, Inc. (I)	12,767		247,041
Exide Technologies (I)	4,336		32,520
Federal Mogul Corp. (I)	599		8,087
Fuel Systems Solutions, Inc. (I)	807		38,930
Gentex Corp.	7,908		131,431
Modine Manufacturing Company (I)	1,292		13,734
Raser Technologies, Inc. (I)	2,793		3,240
Spartan Motors, Inc.	628		3,253
Tenneco, Inc. (I)	3,408		49,143
Thor Industries, Inc.	2,069		58,863
TRW Automotive Holdings Corp. (I)	3,977		86,540
Wonder Auto Thecnology, Inc. (I)	697		8,308

			1,327,548
Banks - 0.71%
Beneficial Mutual Bancorp, Inc. (I)	1,881		17,493
Cardinal Financial Corp.	1,565		13,256
Danvers Bancorp, Inc.	1,197		16,172
East West Bancorp, Inc.	2,105		30,712
Federal Home Loan Mortgage Corp. (I)(L)	37,165		38,280
First Citizens Bancshares, Inc.	2,095		329,858
First Financial Bankshares, Inc.	335		17,346
Harleysville National Corp.	2,350		13,959
Home Bancshares, Inc.	1,072		24,538
Investors Bancorp, Inc. (I)	2,958		32,597
Meridian Interstate Bancorp, Inc. (I)	585		4,879
MGIC Investment Corp. (I)	2,477		9,908
Nara Bancorp, Inc. (I)	1,981		20,028
Oritani Financial Corp.	637		8,294
Pinnacle Financial Partners, Inc. (I)	898		10,605
PrivateBancorp, Inc.	3,191		31,559
Provident Financial Services, Inc. (L)	15,260		161,451
Radian Group, Inc.	1,630		7,286
Rockville Financial, Inc.	249		2,657
Roma Financial Corp.	219		2,630
Signature Bank (I)	2,330		72,183

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Banks (continued)
Suffolk Bancorp	552	$14,865
SVB Financial Group (I)(L)	2,338	88,517
Texas Capital Bancshares, Inc. (I)	1,940	28,169
United Community Banks, Inc. (I)(L)	46,922	181,588
ViewPoint Financial Group	634	8,293
Western Alliance Bancorp (I)	1,165	4,625

		1,191,748
Capital Goods - 12.48%
3D Systems Corp. (I)	538	5,880
A.O. Smith Corp.	56,100	2,351,712
Aaon, Inc.	730	13,826
AAR Corp. (I)	1,450	27,057
Actuant Corp., Class A	3,805	62,136
Acuity Brands, Inc.	2,474	79,861
Aerovironment, Inc. (I)(L)	864	24,831
American Science & Engineering, Inc.	6,409	445,746
American Superconductor Corp. (I)(L)	2,405	79,846
Applied Signal Technology, Inc.	10,767	212,864
Argan, Inc. (I)	342	4,402
Astec Industries, Inc. (I)	1,099	27,431
AZZ, Inc. (I)	699	23,661
Badger Meter, Inc.	812	28,566
Baldor Electric Company	889	22,892
BE Aerospace, Inc. (I)	3,586	69,102
Beacon Roofing Supply, Inc. (I)	2,591	39,824
Blount International, Inc. (I)	1,164	11,233
Capstone Turbine Corp. (I)(L)	220,110	279,540
Chicago Bridge & Iron Company N.V. (I)(L)	87,300	1,535,607
China Fire & Security Group, Inc. (I)	475	6,009
Clarcor, Inc.	2,924	93,188
Columbus McKinnon Corp. (I)	22,280	349,796
Cubic Corp.	921	32,069
Dynamic Materials Corp.	731	13,984
DynCorp International, Inc. (I)	25,489	356,336
EMCOR Group, Inc. (I)	1,891	45,006
Ener1, Inc. (I)	2,683	15,722
Energy Conversion Devices, Inc. (I)(L)	2,626	26,050
Energy Recovery, Inc. (I)(L)	1,838	10,274
Enersys (I)	15,995	364,046
ESCO Technologies, Inc.	1,510	50,434
Esterline Technologies Corp. (I)	597	24,113
Evergreen Solar, Inc. (I)(L)	5,681	7,953
Force Protection, Inc. (I)	4,013	20,707
Fuelcell Energy, Inc. (I)	3,990	12,209
Furmanite Corp. (I)	1,963	6,439
Fushi Copperweld, Inc. (I)	554	4,471
Gardner Denver, Inc.	2,985	111,729
GenCorp, Inc. (I)	2,687	20,985
General Cable Corp. (I)	2,984	87,610
GeoEye, Inc. (I)	18,826	586,806
Graco, Inc.	1,204	33,917
GrafTech International, Ltd. (I)	30,488	448,478
Great Lakes Dredge & Dock Corp.	3,023	17,805
GT Solar International, Inc. (I)(L)	2,021	9,580
Harbin Electric, Inc. (I)	24,852	497,537
HEICO Corp.	329	12,321
HEICO Corp.	811	25,928

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
Hexcel Corp. (I)	5,549	$58,542
Houston Wire & Cable Company	948	10,532
IDEX Corp.	4,634	137,305
II-VI, Inc. (I)	15,454	440,130
Integrated Electrical Services, Inc. (I)	13,916	94,768
John Bean Technologies Corp.	1,583	27,180
K-Tron International, Inc. (I)	144	13,802
Kaman Corp., Class A	516	11,687
L.B. Foster Company (I)	580	15,880
Lawson Products, Inc.	85	1,220
Lindsay Corp.	671	23,545
Manitowoc Company, Inc.	4,872	47,843
Mastec, Inc. (I)(L)	220,505	2,813,644
McDermott International, Inc. (I)	84,700	1,773,618
Michael Baker Corp. (I)	459	17,465
Middleby Corp. (I)	958	42,966
Mueller Industries, Inc.	1,071	25,179
MYR Group, Inc. (I)	1,077	16,823
Navistar International Corp. (I)	22,500	742,725
Northwest Pipe Company (I)	182	4,599
Orbital Sciences Corp., Class A (I)	3,243	40,635
Orion Marine Group, Inc. (I)	14,530	268,660
Oshkosh Corp.	5,020	199,445
Pall Corp.	61,300	1,951,179
Pike Electric Corp. (I)	520	4,763
Plug Power, Inc. (I)	2,413	1,930
Polypore International, Inc. (I)	1,402	16,502
Powell Industries, Inc. (I)	6,524	228,992
Power-One, Inc. (I)(L)	3,794	13,962
Raven Industries, Inc.	931	25,128
Robbins & Myers, Inc.	1,602	36,830
RSC Holdings, Inc. (I)	1,463	9,305
Sauer-Danfoss, Inc. (I)	243	2,100
Simpson Manufacturing Company, Inc.	788	19,590
Standex international Corp.	674	12,300
Stanley, Inc. (I)	827	22,064
Sterling Construction Company, Inc. (I)	460	7,958
Sun Hydraulics, Inc.	247	5,842
Taser International, Inc. (I)	3,377	14,285
Teledyne Technologies, Inc. (I)	7,699	258,070
The Toro Company	2,061	82,110
Thomas & Betts Corp. (I)	3,034	110,741
Titan Machinery, Inc. (I)	382	4,290
TransDigm Group, Inc.	2,227	96,540
United Rentals, Inc. (I)	3,107	28,647
USG Corp. (I)(L)	1,395	19,293
Valence Technology, Inc. (I)(L)	3,472	3,715
Valmont Industries, Inc.	1,056	80,932
Vicor Corp. (I)	1,099	9,012
Wabtec Corp. (L)	2,594	99,869
Watsco, Inc.	46,500	2,332,440
Woodward Governor Company	3,510	$ 81,643

		21,045,744
Commercial & Professional Services - 4.23%
Acco Brands Corp. (I)	1,096	7,157
Administaff, Inc.	1,319	29,401
APAC Customer Services, Inc. (I)(L)	60,545	316,650
ATC Technology Corp. (I)	16,216	357,076

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Commercial & Professional Services (continued)
Bowne & Company, Inc.	769	$4,660
CBIZ, Inc. (I)	2,704	18,604
Cenveo, Inc. (I)	3,186	24,468
Clean Harbors, Inc. (I)	1,354	72,466
Consolidated Graphics, Inc. (I)	18,040	532,180
Cornell Corrections, Inc. (I)	895	19,654
CoStar Group, Inc. (I)(L)	1,108	44,021
CRA International, Inc. (I)	14,132	351,463
EnergySolutions, Inc.	36,348	311,866
EnerNOC, Inc. (I)	1,016	26,883
Exponent, Inc. (I)	791	21,349
FTI Consulting, Inc. (I)	7,297	337,559
Fuel Tech, Inc. (I)	950	8,141
Healthcare Services Group, Inc.	2,370	46,665
Heidrick & Struggles International, Inc.	7,567	213,768
Herman Miller, Inc.	3,208	48,730
Hill International, Inc. (I)	1,364	8,334
Huron Consulting Group, Inc. (I)	1,112	25,354
ICF International, Inc. (I)	521	14,067
Innerworkings, Inc. (I)	1,551	7,972
Kforce, Inc. (I)	32,500	420,875
Knoll, Inc.	2,699	26,234
Korn/Ferry International (I)	1,304	21,151
M & F Worldwide Corp. (I)	666	22,011
Metalico, Inc. (I)	1,998	8,272
Mine Safety Appliances Company	1,961	48,515
Mobile Mini, Inc. (I)	2,036	30,968
Monster Worldwide, Inc. (I)	6,867	100,327
MPS Group, Inc. (I)	5,347	72,987
Navigant Consulting Company (I)	2,870	38,027
Odyssey Marine Exploration, Inc. (I)	1,005	1,427
Resources Connection, Inc. (I)	1,609	31,005
Rollins, Inc.	2,562	45,527
Standard Parking Corp. (I)	794	12,783
Standard Register Company	360	1,627
SYKES Enterprises, Inc. (I)	2,016	49,493
Team, Inc. (I)	1,028	16,859
Tetra Tech, Inc. (I)	3,477	91,584
The Advisory Board Company (I)	11,351	297,396
The Corporate Executive Board Company	1,959	41,061
The Geo Group, Inc. (I)	2,945	58,547
TrueBlue, Inc. (I)	33,510	407,482
Viad Corp.	579	10,694
VSE Corp.	4,223	191,935
Waste Connections, Inc. (I)	65,879	2,137,774
Watson Wyatt Worldwide, Inc., Class A	2,450	101,283

		7,134,332
Consumer Durables & Apparel - 2.43%
American Apparel, Inc. (I)	1,802	5,334
Brunswick Corp.	3,294	33,072
Callaway Golf Company	1,851	$ 13,272
Carter's, Inc. (I)	17,520	381,060
Crocs, Inc. (I)	4,926	23,990
Deckers Outdoor Corp. (I)	754	69,843
Eastman Kodak Company (I)	10,008	40,532
FGX International Holdings, Ltd. (I)	814	13,431
Fossil, Inc. (I)	2,679	82,647
Fuqi International, Inc. (I)	952	20,868

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
Hanesbrands, Inc. (I)	5,439	$130,590
Helen of Troy, Ltd. (I)	14,052	288,769
Hovnanian Enterprises, Inc., Class A (I)(L)	3,056	12,010
Iconix Brand Group, Inc. (I)	30,050	338,363
iRobot Corp. (I)(L)	1,077	15,186
Jarden Corp.	17,420	478,179
K-Swiss, Inc., Class A (I)	770	6,722
Leapfrog Enterprises, Inc. (I)	702	2,106
Liz Claiborne, Inc. (I)	2,730	11,384
Lululemon Athletica, Inc. (I)(L)	2,217	58,019
M/I Homes, Inc. (I)	494	5,414
Maidenform Brands, Inc. (I)	23,495	340,443
Marine Products Corp.	413	1,945
Meritage Homes Corp. (I)	605	10,787
National Presto Industries, Inc.	3,451	321,530
Phillips-Van Heusen Corp.	2,962	118,480
Polaris Industries, Inc.	1,780	77,661
Pool Corp. (L)	2,797	50,514
Ryland Group, Inc.	1,258	23,034
Skechers U.S.A., Inc., Class A (I)	684	15,103
Smith & Wesson Holding Corp. (I)(L)	3,072	15,176
Steven Madden, Ltd. (I)	10,691	381,455
Sturm Ruger & Company, Inc. (L)	384	4,132
Tempur-Pedic International, Inc. (I)	3,870	83,398
True Religion Apparel, Inc. (I)(L)	1,382	25,484
Under Armour, Inc., Class A (I)	1,937	49,587
Universal Electronics, Inc. (I)	785	16,885
Volcom, Inc. (I)	980	15,386
Warnaco Group, Inc. (I)	12,595	512,742

		4,094,533
Consumer Services - 2.97%
AFC Enterprises, Inc. (I)	1,432	11,213
Ambassadors Group, Inc.	969	11,415
American Public Education, Inc. (I)	8,987	287,854
Bally Technologies, Inc. (I)	2,978	123,676
BJ's Restaurants, Inc. (I)(L)	21,116	360,450
Brink's Home Security Holdings, Inc. (I)	2,628	85,988
Buffalo Wild Wings, Inc. (I)(L)	3,421	136,635
California Pizza Kitchen, Inc. (I)	1,317	16,541
Capella Education Company (I)(L)	6,636	473,014
Career Education Corp. (I)	3,178	82,723
CEC Entertainment, Inc. (I)	1,325	38,637
ChinaCast Education Corp. (I)	35,081	247,321
Choice Hotels International, Inc.	949	29,751
Coinstar, Inc. (I)	1,751	46,909
Corinthian Colleges, Inc. (I)(L)	4,751	70,410
Denny's Corp. (I)	5,544	12,696
DineEquity, Inc. (I)	859	18,305
Grand Canyon Education, Inc. (I)	21,406	410,353
Internap Network Services Corp. (I)	1,798	6,689
Interval Leisure Group, Inc. (I)	2,265	25,912
Isle of Capri Casinos, Inc. (I)(L)	24,794	187,691
K12, Inc. (I)	987	17,687
Krispy Kreme Doughnuts, Inc. (I)	3,294	10,607
Life Time Fitness, Inc. (I)(L)	2,132	48,183
Lincoln Educational Services Corp. (I)	763	16,878
Matthews International Corp., Class A	1,742	60,343
Monarch Casino & Resort, Inc. (I)	356	2,663

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Morgans Hotel Group Company (I)	1,498	$5,513
O'Charley's, Inc. (I)	22,694	145,695
P.F. Chang's China Bistro, Inc. (I)(L)	1,274	41,558
Panera Bread Company (I)	1,711	107,724
Papa John's International, Inc. (I)	1,289	28,513
Peets Coffee & Tea, Inc. (I)	745	24,257
Penn National Gaming, Inc. (I)	15,000	401,850
Pinnacle Entertainment, Inc. (I)	1,207	12,758
Pre-Paid Legal Services, Inc. (I)	406	15,460
Scientific Games Corp. (I)	3,993	56,501
Shuffle Master, Inc. (I)	3,078	25,147
Sonic Corp. (I)	3,330	32,101
Sotheby's	3,840	72,845
Steiner Leisure, Ltd. (I)	8,226	325,338
Texas Roadhouse, Inc., Class A (I)	33,010	339,343
The Cheesecake Factory, Inc. (I)	19,301	363,438
Universal Technical Institute, Inc. (I)	1,157	21,856
Vail Resorts, Inc. (I)	952	36,928
WMS Industries, Inc. (I)	2,898	112,674

		5,010,043
Diversified Financials - 4.63%
AmeriCredit Corp. (I)(L)	4,974	91,770
Asset Acceptance Capital Corp. (I)	562	3,282
Broadpoint Gleacher Securities, Inc. (I)	3,383	18,336
Calamos Asset Management, Inc.	1,126	11,834
Cardtronics, Inc. (I)	604	6,674
Cash America International, Inc.	17,601	566,048
Cohen & Steers, Inc.	969	18,547
CompuCredit Holdings Corp. (L)	623	1,445
Credit Acceptance Corp. (I)	620	21,446
Dollar Financial Corp. (I)	1,383	33,773
Duff & Phelps Corp.	1,140	19,346
Encore Capital Group, Inc. (I)	21,996	374,812
Evercore Partners, Inc., Class A	526	16,311
EZCORP, Inc., Class A (I)	2,098	30,987
FBR Capital Markets Corp. (I)	1,151	7,217
Federal National Mortgage Association (I)(L)	63,841	56,180
First Cash Financial Services, Inc. (I)	21,295	406,734
First Marblehead Corp. (I)	1,295	2,681
GAMCO Investors, Inc., Class A	150	6,889
GFI Group, Inc.	1,422	6,911
GLG Partners, Inc. (I)	7,166	21,140
Interactive Brokers Group, Inc., Class A (I)	2,364	40,023
International Assets Holding Corp. (I)	786	12,977
Investment Technology Group, Inc. (I)	2,502	45,661
KBW, Inc. (I)	1,170	28,770
Knight Capital Group, Inc. (I)	12,899	188,841
LaBranche & Company, Inc. (I)	969	2,568
Life Partners Holdings, Inc. (L)	149	2,773
MarketAxess Holdings, Inc.	1,731	21,551
MSCI, Inc. (I)	5,749	175,172
NewStar Financial, Inc. (I)	1,694	5,590
Oppenheimer Holdings, Inc., Class A	2,647	83,354
optionsXpress Holdings, Inc.	2,486	38,036
PICO Holdings, Inc. (I)	1,167	34,940
Portfolio Recovery Associates, Inc. (I)	884	39,807
Raymond James Financial, Inc. (L)	84,700	2,057,363

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financials (continued)
Riskmetrics Group, Inc. (I)	1,778	$26,546
SEI Investments Company	81,700	1,430,567
Stifel Financial Corp. (I)	9,453	507,815
Teton Advisors, Inc.	2	0
Tradestation Group, Inc. (I)	683	5,027
Waddell & Reed Financial, Inc.	45,220	1,317,259
Westwood Holdings Group, Inc.	325	11,300

		7,798,303
Energy - 7.28%
Alon USA Energy, Inc.	530	3,811
Approach Resources, Inc. (I)	702	4,914
Arena Resources, Inc. (I)	32,802	1,341,274
Atlas Energy Inc.	4,261	109,508
ATP Oil & Gas Corp. (I)(L)	2,588	41,279
Atwood Oceanics, Inc. (I)	3,317	124,985
Basic Energy Services, Inc. (I)	1,285	8,841
Bill Barrett Corp. (I)	10,957	312,822
BPZ Energy, Inc. (I)	4,883	35,548
Brigham Exploration Company (I)	5,685	59,351
Bronco Drilling Company, Inc. (I)	1,484	7,821
Cabot Corp.	1,314	30,130
Cabot Oil & Gas Corp.	48,500	1,857,550
Cal Dive International, Inc. (I)	20,179	146,500
Cameron International Corp. (I)	1,375	51,975
Cano Petroleum, Inc. (I)(L)	99,950	100,949
Carbo Ceramics, Inc.	1,125	66,735
Carrizo Oil & Gas, Inc. (I)(L)	13,435	282,807
Cheniere Energy, Inc. (I)(L)	3,039	5,774
Clayton Williams Energy, Inc. (I)	453	12,806
Clean Energy Fuels Corp. (I)	1,875	21,937
Complete Production Services, Inc. (I)	3,543	36,812
Comstock Resources, Inc. (I)	12,776	474,373
Contango Oil & Gas Company (I)	727	32,264
Core Laboratories NV	4,854	515,737
Crosstex Energy, Inc.	1,474	7,164
Dawson Geophysical Company (I)	449	9,716
Delta Petroleum Corp. (I)(L)	6,714	6,110
Dril-Quip, Inc. (I)	41,093	2,219,433
Encore Acquisition Company (I)	3,029	136,366
Endeavour International Corp. (I)	6,304	5,989
EXCO Resources, Inc.	21,934	371,123
Exterran Holdings, Inc. (I)(L)	3,408	71,398
Frontier Oil Corp.	6,009	69,284
Georesources, Inc. (I)	10,180	109,537
GMX Resources, Inc. (I)(L)	1,702	19,879
Goodrich Petroleum Corp. (I)	1,396	30,893
Gran Tierra Energy, Inc. (I)	12,137	69,302
Gulfport Energy Corp. (I)	1,592	15,140
Helix Energy Solutions Group, Inc (I)	3,667	43,124
Hercules Offshore, Inc. (I)(L)	74,147	378,891
Holly Corp.	2,452	62,403
Hornbeck Offshore Services, Inc. (I)	9,692	221,075
International Coal Group, Inc. (I)(L)	2,633	10,980
Key Energy Services, Inc. (I)	39,561	301,455
Lufkin Industries, Inc.	299	17,991
Matrix Service Company (I)	1,504	12,874
McMoran Exploration Company (I)(L)	4,460	32,380
Natural Gas Services Group, Inc. (I)	15,593	272,722

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
North American Energy Partners, Inc. (I)	46,340	$295,649
Northern Oil And Gas, Inc. (I)	1,370	12,536
Oil States International, Inc. (I)	10,388	372,618
OYO Geospace Corp. (I)	269	8,756
Patriot Coal Corp. (I)(L)	4,926	60,343
Penn Virginia Corp.	17,000	308,040
Petroleum Development Corp. (I)	536	9,632
Pioneer Drilling Company (I)	3,107	18,828
Rex Energy Corp. (I)	1,375	12,444
Rosetta Resources, Inc. (I)	3,006	47,344
RPC, Inc.	1,695	16,374
SEACOR Holdings, Inc. (I)	386	29,568
Seahawk Drilling, Inc. (I)	666	14,339
St. Mary Land & Exploration Company	3,588	116,179
SulphCo, Inc. (I)(L)	1,906	1,525
Superior Energy Services, Inc. (I)	4,489	94,897
Superior Well Services, Inc. (I)	1,283	16,641
T-3 Energy Services, Inc. (I)	372	9,285
Tesco Corp. (I)	1,835	19,616
TETRA Technologies, Inc. (I)	4,325	44,807
Unit Corp. (I)	10,257	385,766
Uranium Energy Corp. (I)	3,067	9,722
VAALCO Energy, Inc.	1,153	4,831
Venoco, Inc. (I)	1,341	14,952
W&T Offshore, Inc. (L)	680	7,038
Warren Resources, Inc. (I)	3,807	9,099
Whiting Petroleum Corp. (I)	1,022	63,619
Willbros Group, Inc. (I)	2,275	35,831
World Fuel Services Corp. (L)	808	42,969

		12,264,980
Food & Staples Retailing - 0.36%
Arden Group, Inc.	72	6,695
BJ's Wholesale Club, Inc. (I)(L)	2,073	71,954
Pantry, Inc. (I)	20,640	305,059
Qkl Stores, Inc. (I)	16,820	103,443
Rite Aid Corp. (I)	35,565	45,523
Susser Holdings Corp. (I)	170	1,802
The Great Atlantic & Pacific Tea Company,
Inc. (I)	1,296	14,412
United Natural Foods, Inc. (I)	2,345	59,117

		608,005
Food, Beverage & Tobacco - 1.21%
Alliance One International, Inc. (I)	4,863	23,197
American Dairy, Inc. (I)(L)	541	13,449
American Italian Pasta Company, Class A (I)	1,204	38,396
Boston Beer Company, Inc. (I)	548	23,065
Cal-Maine Foods, Inc.	368	10,098
Calavo Growers, Inc. (L)	19,432	328,012
Central European Distribution Corp. (I)	10,710	298,595
Coca-Cola Bottling Company	172	8,142
Corn Products International, Inc.	2,143	60,090
Cott Corp. (I)	28,400	240,832
Darling International, Inc. (I)	4,720	33,606
Diamond Foods, Inc.	12,426	383,715
Flowers Foods, Inc.	16,315	373,450

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Food, Beverage & Tobacco (continued)
Green Mountain Coffee Roasters, Inc. (I)(L)	1,997	$125,771
National Beverage Corp.	325	3,494
Smart Balance, Inc. (I)	3,416	18,412
Tootsie Roll Industries, Inc.	811	20,616
TreeHouse Foods, Inc. (I)	644	22,456
Zhongpin, Inc.	1,526	20,769

		2,046,165
Health Care Equipment & Services - 8.48%
Abaxis, Inc. (I)(L)	1,263	28,380
Abiomed, Inc. (I)	1,823	15,423
Accuray, Inc. (I)	2,601	13,447
Air Methods Corp. (I)	10,590	365,037
Align Technology, Inc. (I)	3,253	53,219
Alliance Imaging, Inc. (I)	1,483	8,779
Allscripts-Misys Healthcare Solutions, Inc.
(I)	3,743	71,866
Almost Family, Inc. (I)	423	15,283
Amedisys, Inc. (I)(L)	1,595	59,079
American Medical Systems Holdings, Inc.
(I)(L)	35,000	614,950
AMERIGROUP Corp. (I)	1,507	35,731
AMN Healthcare Services, Inc. (I)	1,198	9,572
athenahealth, Inc. (I)	1,253	52,501
Atrion Corp.	1,931	261,670
ATS Medical, Inc. (I)	2,617	7,720
Bio Reference Labs, Inc. (I)	674	22,107
Brookdale Senior Living, Inc. (I)	2,656	41,380
C.R. Bard, Inc.	17,400	1,430,454
Cantel Medical Corp. (I)	810	14,499
CardioNet, Inc. (I)	793	3,862
Catalyst Health Solutions, Inc. (I)	2,146	72,985
Centene Corp. (I)	911	17,145
Chemed Corp.	1,292	58,373
Chindex International, Inc. (I)	723	9,891
Clarient, Inc. (I)	2,646	6,747
Conceptus, Inc. (I)	1,755	29,712
CorVel Corp. (I)	476	14,228
Cryolife, Inc. (I)	1,548	8,855
Cyberonics, Inc. (I)	1,594	28,692
DexCom, Inc. (I)	2,240	16,240
Eclipsys Corp. (I)	17,144	314,421
Emergency Medical Services Corp., Class A
(I)	6,832	329,644
Emeritus Corp. (I)	1,239	19,378
EV3, Inc. (I)	36,761	466,865
Exactech, Inc. (I)	467	7,379
Genoptix, Inc. (I)(L)	10,887	394,654
Gentiva Health Services, Inc. (I)	1,032	24,407
Greatbatch, Inc. (I)	466	8,570
Haemonetics Corp. (I)	8,445	450,794
Hanger Orthopedic Group, Inc. (I)	1,818	24,252
Hansen Medical, Inc. (I)	1,674	4,285
Healthsouth Corp. (I)	5,069	88,910
Healthways, Inc. (I)	1,936	33,241
HMS Holdings Corp. (I)	1,508	66,669
ICU Medical, Inc. (I)	3,311	109,263
Immucor, Inc. (I)	4,047	74,667

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
Insulet Corp. (I)	1,795	$22,007
Integra LifeSciences Holdings Corp. (I)	1,224	40,074
inVentiv Health, Inc. (I)	675	10,692
IPC The Hospitalist Company, Inc. (I)	786	24,728
IRIS International, Inc. (I)	1,020	11,424
Kensey Nash Corp. (I)	576	13,415
Landauer, Inc.	185	10,523
LHC Group, Inc. (I)	12,942	398,225
MAKO Surgical Corp. (I)	914	7,787
Masimo Corp. (I)	2,812	74,124
MedAssets, Inc. (I)	1,608	37,531
Meridian Bioscience, Inc. (L)	2,326	48,171
Merit Medical Systems, Inc. (I)	1,525	25,132
MWI Veterinary Supply, Inc. (I)	661	24,516
Natus Medical, Inc. (I)	1,632	21,738
Neogen Corp. (I)	807	26,260
Nuvasive, Inc. (I)(L)	2,164	70,222
Omnicell, Inc. (I)	1,727	17,615
OraSure Technologies, Inc. (I)	1,317	5,057
Orthofix International NV (I)	887	26,832
Orthovita, Inc. (I)	3,944	14,238
Palomar Medical Technologies, Inc. (I)	976	8,930
PharMerica Corp. (I)	1,753	26,383
Phase Forward, Inc. (I)	28,191	430,195
PSS World Medical, Inc. (I)	3,416	66,100
Psychiatric Solutions, Inc. (I)	17,147	379,978
Quality Systems, Inc. (L)	7,206	428,685
Quidel Corp. (I)(L)	1,552	19,509
Sirona Dental Systems, Inc. (I)	15,779	459,169
Somanetics Corp. (I)	681	9,759
SonoSite, Inc. (I)	999	22,567
St. Jude Medical, Inc. (I)	32,700	1,200,417
Stereotaxis, Inc. (I)(L)	2,234	8,333
STERIS Corp.	13,446	434,440
Sunrise Senior Living, Inc. (I)	922	2,886
SurModics, Inc. (I)	845	18,886
Symmetry Medical, Inc. (I)	2,056	16,489
Synovis Life Technologies, Inc. (I)	30,345	368,995
Tenet Healthcare Corp. (I)	27,619	125,666
The Cooper Companies, Inc. (L)	50,500	1,691,245
The Ensign Group, Inc.	11,965	165,476
Thoratec Corp. (I)	3,248	96,758
TomoTherapy, Inc. (I)	2,072	7,086
US Physical Therapy, Inc. (I)	19,464	284,369
VCA Antech, Inc. (I)	45,675	1,035,452
Virtual Radiologic Corp. (I)	404	5,288
Vital Images, Inc. (I)	777	9,821
Volcano Corp. (I)	2,502	36,854
WellCare Health Plans, Inc. (I)	1,580	52,124
West Pharmaceutical Services, Inc.	1,888	72,782
Wright Medical Group, Inc. (I)	2,218	39,924
Zoll Medical Corp. (I)	1,211	29,803

		14,289,906
Household & Personal Products - 0.48%
American Oriental Bioengineering, Inc. (I)(L)	1,259	5,049
Bare Escentuals, Inc. (I)	3,697	47,285
Chattem, Inc. (I)	6,819	448,963

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Household & Personal Products (continued)
China Sky One Medical, Inc. (I)	621	$10,191
China-Biotics, Inc. (I)	196	2,771
Herbalife, Ltd.	3,542	148,551
NBTY, Inc. (I)	3,197	128,327
Revlon, Inc. (I)	687	12,435
USANA Health Sciences, Inc. (I)	357	11,456

		815,028
Insurance - 2.63%
Ambac Financial Group, Inc. (I)	16,344	12,585
Argo Group International Holdings, Ltd. (I)	7,550	220,233
Citizens, Inc., Class A (I)	2,404	14,785
Crawford & Company (I)	867	2,566
Crawford & Company, Class B (I)	768	2,949
eHealth, Inc. (I)	1,196	15,871
Everest Re Group, Ltd.	20,400	1,736,244
Greenlight Capital Re, Ltd., Class A (I)	1,206	29,245
Hilltop Holdings, Inc. (I)	893	10,850
Infinity Property & Casualty Corp.	7,324	292,667
Maiden Holdings, Ltd.	1,059	7,985
MBIA, Inc. (I)	3,343	11,567
Tower Group, Inc.	16,939	418,055
Universal Insurance Holdings, Inc.	348	1,904
Willis Group Holdings, Ltd.	60,700	1,648,005

		4,425,511
Materials - 4.32%
AK Steel Holding Corp.	12,950	259,000
Albemarle Corp.	59,200	1,998,000
Allied Nevada Gold Corp. (I)	3,540	46,020
AptarGroup, Inc.	6,166	222,716
Balchem Corp.	1,069	34,080
Brush Engineered Materials, Inc. (I)	1,159	20,514
Buckeye Technologies, Inc. (I)	21,260	205,797
Bway Holding Company (I)	620	9,870
Calgon Carbon Corp. (I)	2,986	41,774
Crown Holdings, Inc. (I)	66,100	1,663,737
Deltic Timber Corp.	395	15,097
Gammon Gold, Inc. (I)	40,750	470,662
General Moly, Inc. (I)	3,531	7,945
Graphic Packaging Holding Company (I)	2,463	6,650
Hawkins, Inc.	176	3,844
Haynes International, Inc.	694	18,599
Headwaters, Inc. (I)	2,907	13,692
Hecla Mining Company (I)(L)	6,791	44,889
Horsehead Holding Corp. (I)	2,427	27,231
Intrepid Potash, Inc. (I)(L)	2,584	78,657
Landec Corp. (I)	1,406	8,830
LSB Industries, Inc. (I)	925	11,303
Newmarket Corp.	698	73,095
RBC Bearings, Inc. (I)	810	18,760
Royal Gold, Inc.	1,445	77,770
RTI International Metals, Inc. (I)	1,672	33,122
Schnitzer Steel Industries, Inc.	1,261	56,266
Silgan Holdings, Inc.	5,667	303,581
Solutia, Inc. (I)	31,203	336,056
Spartech Corp.	3,687	40,078
Stepan Company	445	27,910
Stillwater Mining Company (I)	52,373	498,591

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Thompson Creek Metals Company, Inc. (I)	39,120	$468,658
United States Lime & Minerals, Inc. (I)	161	5,503
W.R. Grace & Company (I)	4,144	94,732
Zep, Inc.	1,238	21,888
Zoltek Companies, Inc. (I)(L)	1,678	15,068

		7,279,985
Media - 0.66%
Arbitron, Inc.	1,522	32,769
CKX, Inc. (I)	2,410	13,159
CTC Media, Inc. (I)	2,620	36,549
Dolan Media Company (I)	1,295	15,216
Dreamworks Animation SKG, Inc. (I)	1,361	45,553
Fisher Communications, Inc. (I)	402	6,472
Imax Corp. (I)	39,140	410,187
John Wiley & Sons, Inc.	2,524	94,524
Knology, Inc. (I)	1,776	17,511
Liberty Media Corp., Series A (I)	3,353	74,068
LIN TV Corp. (I)	1,601	6,100
Lions Gate Entertainment Corp. (I)	2,355	11,751
Live Nation, Inc. (I)	2,652	18,988
Martha Stewart Living Omnimedia, Inc.,
Class A (I)(L)	1,520	6,992
Mediacom Communications Corp., Class A
(I)	2,289	9,248
Morningstar, Inc. (I)	1,112	51,552
National Cinemedia, Inc.	2,419	35,342
Outdoor Channel Holdings, Inc. (I)	392	2,301
RCN Corp. (I)	2,076	17,791
Sirius XM Radio, Inc. (I)	223,485	140,795
The New York Times Company (I)(L)	5,093	42,985
Valassis Communications, Inc. (I)	1,795	26,620

		1,116,473
Pharmaceuticals, Biotechnology & Life Sciences -
5.37%
Acorda Therapeutics, Inc. (I)	2,185	52,615
Affymax, Inc. (I)	1,065	21,705
Affymetrix, Inc. (I)	4,054	19,216
Akorn, Inc. (I)(L)	3,284	5,320
Albany Molecular Research, Inc. (I)	16,300	136,757
Alexion Pharmaceuticals, Inc. (I)	9,283	420,984
Alkermes, Inc. (I)	5,419	48,663
Allos Therapeutics, Inc. (I)(L)	2,810	18,181
Alnylam Pharmaceuticals, Inc. (I)(L)	20,941	352,018
AMAG Pharmaceuticals, Inc. (I)	491	18,358
Arena Pharmaceuticals, Inc. (I)(L)	5,318	19,304
Arqule, Inc. (I)	1,187	4,261
Auxilium Pharmaceuticals, Inc. (I)(L)	2,629	91,673
Bio-Rad Laboratories, Inc. (I)	1,087	105,102
BioMarin Pharmaceutical, Inc. (I)(L)	5,757	95,048
Bruker BioSciences Corp. (I)	50,870	576,357
Cadence Pharmaceuticals, Inc. (I)(L)	932	8,006
Caraco Pharmaceutical Labs (I)	673	2,773
Celera Corp. (I)	4,698	29,316
Cell Therapeutics, Inc. (I)	32,145	33,109
Cepheid, Inc. (I)	3,337	41,312
Clinical Data, Inc. (I)(L)	600	9,366
Cubist Pharmaceuticals, Inc. (I)	3,317	55,328
Cypress Biosciences, Inc. (I)	2,165	11,475

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
Dionex Corp. (I)	1,016	$71,232
Durect Corp. (I)	4,173	9,389
Dyax Corp. (I)	4,029	15,028
Emergent Biosolutions, Inc. (I)	11,485	164,925
Enzo Biochem, Inc. (I)	1,936	10,028
Enzon Pharmaceuticals, Inc. (I)(L)	2,606	25,304
eResearch Technology, Inc. (I)	2,376	14,018
Exelixis, Inc. (I)	6,162	42,148
Facet Biotech Corp. (I)	1,410	23,152
Genomic Health, Inc. (I)	811	15,417
Geron Corp. (I)(L)	3,398	17,636
GTx, Inc. (I)(L)	926	3,611
Halozyme Therapeutics, Inc. (I)	4,893	26,716
Human Genome Sciences, Inc. (I)(L)	4,572	127,193
Idenix Pharmaceuticals, Inc. (I)	1,904	3,560
Illumina, Inc. (I)(L)	57,700	1,668,684
Immunogen, Inc. (I)	2,023	15,941
Incyte Corp. (I)	5,983	49,838
Inspire Pharmaceuticals, Inc. (I)	4,015	23,367
Intermune, Inc. (I)	2,250	24,165
Isis Pharmaceuticals, Inc. (I)(L)	35,603	381,308
K-V Pharmaceutical Company, Class A
(I)(L)	683	2,295
Kendle International, Inc. (I)	406	6,078
Lexicon Genetics, Inc. (I)	4,406	6,873
Ligand Pharmaceuticals, Inc., Class B (I)	5,744	11,373
Luminex Corp. (I)	2,263	31,003
Mannkind Corp. (I)(L)	3,825	27,770
MAP Pharmaceuticals, Inc. (I)	759	6,869
Martek Biosciences Corp. (I)(L)	1,908	33,199
Maxygen, Inc. (I)	1,624	8,835
Medicines Company (I)	3,028	23,740
Medicis Pharmaceutical Corp., Class A	3,411	80,466
Medivation, Inc. (I)(L)	1,633	50,133
Micromet, Inc. (I)(L)	2,563	17,505
Momenta Pharmaceuticals, Inc. (I)	1,295	12,885
Myriad Pharmaceuticals, Inc. (I)	1,351	6,769
Nabi Biopharmaceuticals (I)	2,914	14,395
Nektar Therapeutics (I)	5,319	46,328
NPS Pharmaceuticals, Inc. (I)	2,680	8,442
Oculus Innovative Sciences, Inc. (I)	22,490	32,835
OncoGenex Pharmaceutical, Inc. (I)	294	9,273
Onyx Pharmaceuticals, Inc. (I)	3,509	100,393
Opko Health, Inc. (I)	2,829	4,951
Orexigen Therapeutics, Inc. (I)	1,040	6,937
OSI Pharmaceuticals, Inc. (I)(L)	3,331	110,956
Osiris Therapeutics, Inc. (I)	611	4,118
Pain Therapeutics, Inc. (I)	2,023	10,398
Par Pharmaceutical Companies, Inc. (I)	1,996	47,345
Parexel International Corp. (I)	3,317	39,837
PDL BioPharma, Inc. (L)	3,431	22,302
Pharmasset, Inc. (I)	1,213	24,248
POZEN, Inc. (I)	1,348	9,517
Progenics Pharmaceuticals, Inc. (I)	1,765	6,831
Protalix BioTherapeutics, Inc. (I)	2,419	23,851
Questcor Pharmaceuticals, Inc. (I)	3,298	14,181
Regeneron Pharmaceuticals, Inc. (I)	3,579	65,675
Rigel Pharmaceuticals, Inc. (I)	1,837	13,906

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals, Biotechnology & Life Sciences
(continued)
Salix Pharmaceuticals, Ltd. (I)	20,579	$469,201
Sangamo Biosciences, Inc. (I)	2,293	12,405
Savient Pharmaceuticals, Inc. (I)(L)	2,461	33,051
Seattle Genetics, Inc. (I)	4,777	44,331
Sequenom, Inc. (I)(L)	3,303	13,542
SIGA Technologies, Inc. (I)	1,725	15,611
Sucampo Pharmaceuticals, Inc. (I)	443	1,466
Theravance, Inc. (I)	11,850	155,946
United Therapeutics Corp. (I)(L)	34,947	1,593,234
Valeant Pharmaceuticals International (I)(L)	4,430	144,817
Varian, Inc. (I)	1,660	84,975
ViroPharma, Inc. (I)	1,558	11,778
Vivus, Inc. (I)(L)	70,643	573,621
XenoPort, Inc. (I)	1,565	25,776
XOMA, Ltd. (I)	9,450	7,088
Zymogenetics, Inc. (I)	2,180	13,320

		9,051,581
Real Estate - 0.34%
Alexander's, Inc., REIT (I)	117	32,590
Apartment Investment & Management
Company, Class A, REIT	2,352	31,776
Avatar Holdings, Inc. (I)	157	2,402
Consolidated Tomoka Land Company	108	3,888
DuPont Fabros Technology, Inc., REIT	1,557	24,959
Equity Lifestyle Properties, Inc.	1,657	79,553
First Industrial Realty Trust, Inc. (I)	1,117	4,982
Forest City Enterprises, Inc., Class A (I)(L)	3,455	37,072
Forestar Group, Inc. (I)	978	18,142
Gramercy Capital Corp. (I)	2,433	6,885
Grubb & Ellis Company (I)	1,460	2,146
Jones Lang LaSalle, Inc.	2,398	121,986
NorthStar Realty Finance Corp.	1,305	4,424
PS Business Parks, Inc., REIT	384	18,255
Saul Centers, Inc.	265	8,178
Strategic Hotels & Resorts, Inc. (I)	2,157	3,667
Sunstone Hotel Investors, Inc. (I)	5,463	44,250
Taubman Centers, Inc., REIT (L)	3,050	104,798
Tejon Ranch Company (I)	732	19,479

		569,432
Retailing - 8.30%
1-800-Flowers.com, Inc., Class A (I)	1,510	3,382
99 Cents Only Stores (I)	969	11,647
Aaron, Inc., Class B (L)	15,749	394,827
Aeropostale, Inc. (I)	3,873	122,000
AnnTaylor Stores Corp. (I)	3,371	47,127
Big Lots, Inc. (I)	19,779	456,104
Blockbuster, Inc. (I)	6,316	3,979
Blockbuster, Inc. (I)	1,953	937
Blue Nile, Inc. (I)	834	46,612
Charming Shoppes, Inc. (I)	2,297	11,072
Chico's FAS, Inc. (I)	187,778	2,642,036
Children's Place Retail Stores, Inc. (I)	1,445	46,124
Citi Trends, Inc. (I)	843	22,997
Coldwater Creek, Inc. (I)	3,377	14,319
Dick's Sporting Goods, Inc. (I)	5,020	104,215

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
DSW, Inc. Class A (I)(L)	422	$9,849
Finish Line, Inc. (L)	18,010	159,389
Foot Locker, Inc.	4,975	47,213
Gaiam, Inc., Class A (I)	902	6,395
Genesco, Inc. (I)	15,064	393,773
Gymboree Corp. (I)	6,947	277,324
hhgregg, Inc. (I)	23,436	453,487
Hibbett Sports, Inc. (I)(L)	19,017	359,611
Hot Topic, Inc. (I)	2,503	14,367
HSN, Inc. (I)	849	15,214
J. Crew Group, Inc. (I)	2,888	123,578
Jos. A. Bank Clothiers, Inc. (I)(L)	8,981	366,515
Kohl's Corp. (I)	47,000	2,497,580
LKQ Corp. (I)	76,500	1,333,395
Lumber Liquidators, Inc.	782	18,471
Monro Muffler Brake, Inc.	14,464	433,631
New York & Company, Inc. (I)	1,531	5,787
NutriSystem, Inc. (L)	1,598	39,471
Office Depot, Inc. (I)	10,251	62,941
OfficeMax, Inc. (I)	4,380	46,340
Orbitz Worldwide, Inc. (I)	2,163	12,805
Overstock.com, Inc. (I)(L)	904	13,216
Pacific Sunwear of California, Inc. (I)	1,892	6,319
Penske Auto Group, Inc. (I)	2,364	34,940
PetMed Express, Inc. (L)	1,311	21,527
Pier 1 Imports, Inc. (I)	2,597	9,843
Retail Ventures, Inc. (I)	1,686	13,134
Saks, Inc. (I)(L)	2,772	16,937
Sally Beauty Holdings, Inc. (I)	4,705	32,841
Shoe Carnival, Inc. (I)	7,245	131,062
Shutterfly, Inc. (I)	1,096	15,717
Stamps.com, Inc. (I)	741	6,602
Systemax, Inc.	413	6,360
Talbots, Inc. (I)	714	4,720
The Buckle, Inc.	797	21,790
The Dress Barn, Inc. (I)(L)	22,109	474,679
The Pep Boys - Manny, Moe & Jack	37,540	303,699
The Wet Seal, Inc., Class A (I)	5,239	15,246
Ticketmaster Entertainment, Inc. (I)	2,304	24,261
Tractor Supply Company (I)	42,661	1,991,842
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	14,029	230,496
Zale Corp. (I)	642	3,017
Zumiez, Inc. (I)	1,199	13,105

		13,995,867
Semiconductors & Semiconductor Equipment - 4.01%
Actel Corp. (I)	510	5,947
Advanced Analogic Technologies, Inc. (I)	66,899	214,077
Advanced Energy Industries, Inc. (I)(L)	1,929	21,084
Amkor Technology, Inc. (I)(L)	6,831	37,912
Anadigics, Inc. (I)	85,064	261,997
Applied Micro Circuits Corp. (I)	3,803	28,256
Atheros Communications, Inc. (I)(L)	16,305	464,203
Atmel Corp. (I)	24,604	97,678
ATMI, Inc. (I)	1,171	18,209
Brooks Automation, Inc. (I)	3,697	27,099
Cabot Microelectronics Corp. (I)	1,345	41,144
Cavium Networks, Inc. (I)(L)	2,143	43,224

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Cirrus Logic, Inc. (I)	3,560	$19,331
Conexant Systems, Inc. (I)	3,229	7,362
Cymer, Inc. (I)	24,622	823,360
Cypress Semiconductor Corp. (I)(L)	8,893	85,106
Diodes, Inc. (I)	1,952	34,238
Entegris, Inc. (I)	4,775	19,912
Exar Corp. (I)	744	5,223
Fairchild Semiconductor International, Inc.
(I)	2,490	20,169
FEI Company (I)	2,157	52,674
FormFactor, Inc. (I)	2,840	48,138
Hittite Microwave Corp. (I)	1,122	42,322
Integrated Device Technology, Inc. (I)	3,327	18,831
International Rectifier Corp. (I)(L)	1,431	26,788
IXYS Corp. (I)	1,300	8,372
Kopin Corp. (I)	3,836	16,533
Kulicke & Soffa Industries, Inc. (I)	1,373	6,233
Lattice Semiconductor Corp. (I)	2,286	5,006
Mattson Technology, Inc. (I)	1,431	3,520
Micrel, Inc.	868	6,206
Microsemi Corp. (I)	4,671	71,139
MIPS Technologies, Inc., Class A (I)	74,870	281,511
MKS Instruments, Inc. (I)	2,697	40,860
Monolithic Power Systems, Inc. (I)	48,079	1,033,698
Netlogic Microsystems, Inc. (I)	1,082	44,146
NVE Corp. (I)	1,307	49,208
O2Micro International, Ltd. (I)	86,733	372,085
OmniVision Technologies, Inc. (I)	1,897	26,482
Pericom Semiconductor Corp. (I)	1,460	15,053
PMC-Sierra, Inc. (I)	55,687	441,598
Power Integrations, Inc.	1,528	51,325
Rambus, Inc. (I)	3,719	66,273
Rubicon Technology, Inc. (I)(L)	684	11,915
Rudolph Technologies, Inc. (I)	1,083	7,039
Semtech Corp. (I)	2,279	36,510
Sigma Designs, Inc. (I)	1,513	17,672
Silicon Laboratories, Inc. (I)	2,446	103,295
Silicon Motion Technology Corp. (I)	66,195	196,599
Silicon Storage Technology, Inc. (I)	2,339	5,333
Standard Microsystems Corp. (I)	1,265	24,339
Supertex, Inc. (I)	629	15,046
Teradyne, Inc. (I)(L)	6,514	57,714
Tessera Technologies, Inc. (I)	17,595	416,474
Trident Microsystems, Inc. (I)	2,348	4,438
TriQuint Semiconductor, Inc. (I)	65,495	356,293
Ultratech, Inc. (I)	1,190	15,684
Varian Semiconductor Equipment Associates,
Inc. (I)	4,209	122,608
Veeco Instruments, Inc. (I)	1,410	38,507
Verigy, Ltd. (I)	3,372	35,069
Volterra Semiconductor Corp. (I)	1,299	21,420
Zoran Corp. (I)	29,560	270,178

		6,759,665
Software & Services - 11.36%
ACI Worldwide, Inc. (I)	1,270	20,930
Actuate Corp. (I)	46,190	186,146

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Advent Software, Inc. (I)	956	$36,252
Amdocs, Ltd. (I)	60,200	1,591,086
ArcSight, Inc. (I)	952	21,658
Ariba, Inc. (I)	2,548	27,620
Art Technology Group, Inc. (I)	109,894	443,972
AsiaInfo Holdings, Inc. (I)	1,705	41,926
Blackbaud, Inc.	2,517	56,028
Blackboard, Inc. (I)(L)	1,745	72,819
Bottomline Technologies, Inc. (I)	478	7,691
CACI International, Inc., Class A (I)	9,775	453,756
Cass Information Systems, Inc.	371	10,447
China Information Security Technology, Inc.
(I)	1,681	10,036
Clicksoftware Technologies, Ltd. (I)	56,020	286,262
Commvault Systems, Inc. (I)	2,279	47,403
Compuware Corp. (I)	55,693	386,509
comScore, Inc. (I)	1,125	18,011
Concur Technologies, Inc. (I)	2,374	87,980
Constant Contact, Inc. (I)(L)	1,219	21,771
Convergys Corp. (I)	41,480	463,746
CSG Systems International, Inc. (I)	2,016	39,030
Cybersource Corp. (I)(L)	32,761	562,506
DealerTrack Holdings, Inc. (I)	2,198	37,498
Deltek, Inc. (I)	923	7,024
DemandTec, Inc. (I)	1,464	12,912
Dice Holdings, Inc. (I)	1,056	5,681
Digital River, Inc. (I)	2,215	55,884
DivX, Inc. (I)	1,594	8,098
Double-Take Software, Inc. (I)	934	8,219
Ebix, Inc. (I)	416	21,595
EPIQ Systems, Inc. (I)	33,561	434,615
Equinix, Inc. (I)(L)	35,200	3,385,888
Euronet Worldwide, Inc. (I)	2,617	55,585
Exlservice Holdings, Inc. (I)	830	13,463
Falconstor Software, Inc. (I)	2,031	7,840
Forrester Research, Inc. (I)	911	22,821
Gartner Group, Inc., Class A (I)	3,541	66,996
Genpact, Ltd. (I)	4,332	56,229
GigaMedia, Ltd. (I)	52,534	211,187
Global Cash Access, Inc. (I)	29,434	218,989
GSI Commerce, Inc. (I)	2,272	50,756
Heartland Payment Systems, Inc.	1,279	13,673
i2 Technologies, Inc. (I)	670	12,328
iGate Corp.	1,406	13,427
InfoGroup, Inc. (I)	692	5,605
Informatica Corp. (I)	5,073	113,889
InfoSpace, Inc. (I)	39,600	323,928
Interactive Intelligence, Inc. (I)	16,568	285,964
Internet Brands, Inc., Class A (I)	1,304	9,011
Internet Capital Group, Inc. (I)	2,089	13,432
J2 Global Communications, Inc. (I)	2,587	51,430
Jack Henry & Associates, Inc.	4,592	104,927
JDA Software Group, Inc. (I)	17,727	416,230
Kenexa Corp. (I)	1,164	12,629
Limelight Networks, Inc. (I)	2,182	7,484
Liquidity Services, Inc. (I)	952	7,825
LoopNet, Inc. (I)	1,583	16,131

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
Magma Design Automation, Inc. (I)	2,632	$6,422
Manhattan Associates, Inc. (I)	1,292	30,440
ManTech International Corp. (I)	1,262	54,619
MercadoLibre, Inc. (I)	1,519	74,978
MICROS Systems, Inc. (I)	4,616	129,525
MicroStrategy, Inc., Class A (I)	524	45,887
Monotype Imaging Holdings, Inc. (I)	635	4,915
Move, Inc. (I)	91,859	141,463
NCI, Inc. (I)	380	9,561
Net 1 UEPS Technologies, Inc. (I)	18,920	353,426
Netscout Systems, Inc. (I)	1,622	20,421
NetSuite, Inc. (I)(L)	879	12,271
NeuStar, Inc., Class A (I)	4,268	99,871
NIC, Inc.	40,315	349,128
NICE Systems, Ltd., SADR (I)	17,907	542,761
Open Text Corp. (I)	11,170	425,242
Opnet Technologies, Inc.	503	5,292
Parametric Technology Corp. (I)	6,670	100,450
Pegasystems, Inc.	936	26,891
Perfect World Company, Ltd. (I)	4,160	183,581
Perficient, Inc. (I)	917	7,684
Progress Software Corp. (I)	1,151	27,728
PROS Holdings, Inc. (I)	1,023	7,979
Quest Software, Inc. (I)	3,545	59,662
Rackspace Hosting, Inc. (I)	2,781	51,476
Radiant Systems, Inc. (I)	26,629	258,035
RealNetworks, Inc. (I)	5,416	17,710
Renaissance Learning, Inc.	247	2,680
RightNow Technologies, Inc. (I)	1,275	18,029
Rovi Corp. (I)	5,838	174,031
S1 Corp. (I)	3,006	17,916
Sapient Corp. (I)	6,068	44,660
SAVVIS, Inc. (I)	2,182	27,319
Smith Micro Software, Inc. (I)	38,321	242,572
Sohu.com, Inc. (I)(L)	1,761	98,193
Solera Holdings, Inc.	20,041	700,633
SonicWALL, Inc. (I)	3,091	24,079
Sourcefire, Inc. (I)	916	17,981
SRA International, Inc., Class A (I)	2,495	45,035
SuccessFactors, Inc. (I)	2,578	38,825
Switch & Data Facilities Company, Inc. (I)	1,290	23,813
Sybase, Inc. (I)(L)	8,954	360,309
Symyx Technologies, Inc. (I)	1,938	8,237
Synchronoss Technologies, Inc. (I)	1,157	15,596
Syntel, Inc.	1,431	54,135
Taleo Corp. (I)	1,982	40,948
TeleCommunication Systems, Inc. (I)	46,819	394,684
TeleTech Holdings, Inc. (I)	2,137	41,223
Terremark Worldwide, Inc. (I)	2,599	15,880
The Hackett Group, Inc. (I)	69,470	184,790
The Knot, Inc. (I)	1,630	15,550
TIBCO Software, Inc. (I)	10,025	86,215
TiVo, Inc. (I)	6,220	61,578
TNS, Inc. (I)	943	23,622
Tyler Technologies, Inc. (I)	23,899	477,502
Ultimate Software Group, Inc. (I)	8,569	230,763
Unisys Corp. (I)	2,427	77,882

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services (continued)
United Online, Inc.	27,713	$188,448
ValueClick, Inc. (I)	47,303	446,067
VASCO Data Security International, Inc. (I)	1,722	11,331
VeriFone Holdings, Inc. (I)	4,365	57,880
VistaPrint NV (I)(L)	2,335	133,165
Vocus, Inc. (I)	1,053	17,206
Web.com Group, Inc. (I)	47,810	284,470
WebMD Health Corp. (I)(L)	3,050	110,715
Websense, Inc. (I)	1,649	25,939
Wright Express Corp. (I)	9,341	272,477

		19,142,574
Technology Hardware & Equipment - 5.07%
3PAR, Inc. (I)(L)	1,598	16,379
Acme Packet, Inc. (I)	23,973	245,963
ADTRAN, Inc. (L)	18,189	384,334
Airvana, Inc. (I)	1,417	8,601
Anaren, Inc. (I)	781	10,754
Anixter International, Inc. (I)(L)	1,723	74,468
Arris Group, Inc. (I)	3,591	35,874
Aruba Networks, Inc. (I)	3,486	27,888
Bel Fuse, Inc.	31	551
Bel Fuse, Inc., Class B	168	2,997
BigBand Networks, Inc. (I)	34,865	125,165
Blue Coat Systems, Inc. (I)	21,041	556,114
China Security & Surveillance Technology, Inc. (I)	1,461	8,810
Ciena Corp. (I)	5,233	63,581
Cogent, Inc. (I)	35,119	299,565
Cognex Corp.	2,163	35,603
Coherent, Inc. (I)(L)	1,404	35,690
CommScope, Inc. (I)	41,074	1,032,190
Compellent Technologies, Inc. (I)	19,169	398,140
Comtech Telecommunications Corp. (I)(L)	14,416	414,316
Comverge, Inc. (I)	1,206	12,398
Cray, Inc. (I)	42,110	294,349
Daktronics, Inc.	1,990	16,855
DG Fastchannel, Inc. (I)	1,160	31,262
Digi International, Inc. (I)	1,347	10,628
DTS, Inc. (I)	1,004	30,261
Echelon Corp. (I)(L)	1,139	12,597
Electro Scientific Industries, Inc. (I)	537	5,225
EMS Technologies, Inc. (I)	438	5,641
FARO Technologies, Inc. (I)	877	17,110
Finisar Corp. (I)(L)	2,953	26,872
Globecomm Systems, Inc. (I)	39,176	313,800
Harmonic, Inc. (I)	5,517	27,916
Hughes Communications, Inc. (I)	558	14,341
ICx Technologies, Inc. (I)	675	3,382
Imation Corp. (I)	612	5,367
Infinera Corp. (I)	4,945	40,697
InterDigital, Inc. (I)	2,476	58,904
Intermec, Inc. (I)	2,852	35,051
Intevac, Inc. (I)	1,259	15,662
IPG Photonics Corp. (I)	1,307	19,566
Isilon Systems, Inc. (I)	1,265	7,527
Itron, Inc. (I)	2,296	139,574

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment (continued)
Ixia (I)	1,282	$8,500
JDS Uniphase Corp. (I)	12,199	90,151
L-1 Identity Solutions, Inc. (I)	2,469	15,160
Maxwell Technologies, Inc. (I)(L)	1,342	22,062
MTS Systems Corp.	429	11,055
Multi-Fineline Electronix, Inc. (I)	575	14,335
National Instruments Corp.	3,342	95,347
Netezza Corp. (I)	2,237	22,683
NETGEAR, Inc. (I)	18,353	364,307
Novatel Wireless, Inc. (I)(L)	37,615	315,214
Oplink Communications, Inc. (I)	24,030	414,277
OpNext, Inc. (I)	1,289	2,359
OSI Systems, Inc. (I)	903	18,448
Palm, Inc. (I)(L)	8,853	96,586
Plantronics, Inc.	2,807	64,982
Plexus Corp. (I)	8,366	227,220
Polycom, Inc. (I)	4,826	104,049
Powerwave Technologies, Inc. (I)	7,578	10,609
QLogic Corp. (I)	6,780	121,633
Quantum Corp. (I)	12,166	29,685
Riverbed Technology, Inc. (I)(L)	3,196	65,071
Rofin-Sinar Technologies, Inc. (I)	1,660	37,815
Rogers Corp. (I)	312	8,786
Sanmina-SCI Corp. (I)	1,636	13,219
ScanSource, Inc. (I)	1,525	35,487
Seachange International, Inc. (I)	1,679	9,369
ShoreTel, Inc. (I)	2,515	12,852
Silicon Graphics International Corp. (I)	866	5,239
Sonus Networks, Inc. (I)	7,856	17,126
Starent Networks Corp. (I)	2,465	85,018
STEC, Inc. (I)(L)	2,132	26,415
Stratasys, Inc. (I)	1,103	16,379
Super Micro Computer, Inc. (I)	1,494	14,552
Synaptics, Inc. (I)(L)	1,948	52,479
Technitrol, Inc.	827	4,185
Tekelec, Inc. (I)	1,214	17,263
TTM Technologies, Inc. (I)	2,476	25,676
Universal Display Corp. (I)	1,884	20,121
Viasat, Inc. (I)	1,632	50,021
Vishay Intertechnology, Inc. (I)	6,429	46,610
Western Digital Corp. (I)	25,000	921,000
Zebra Technologies Corp., Class A (I)	3,392	90,261

		8,545,574
Telecommunication Services - 4.84%
Alaska Communications Systems Group, Inc.	2,544	18,597
American Tower Corp., Class A (I)	61,300	2,508,396
Cbeyond Communications, Inc. (I)	1,327	17,132
Cogent Communications Group, Inc. (I)	151,524	1,289,469
FiberTower Corp.	3,952	2,134
General Communication, Inc., Class A (I)	1,839	11,107
Global Crossing, Ltd. (I)	1,726	19,504
ICO Global Communications Holdings, Ltd.
(I)	6,961	5,986
Neutral Tandem, Inc. (I)	1,339	30,891
NII Holdings, Inc. (I)	76,100	2,267,780
PAETEC Holding Corp. (I)	7,491	27,492

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
Premiere Global Services, Inc. (I)	186,453	$1,409,585
Shenandoah Telecommunications Company	1,289	21,655
Syniverse Holdings, Inc. (I)	24,446	387,713
TerreStar Corp. (I)	2,597	2,935
TW Telecom, Inc. (I)	8,567	124,650
USA Mobility, Inc.	1,286	12,834
Vonage Holdings Corp. (I)(L)	4,017	5,142

		8,163,002
Transportation - 2.56%
Airtran Holdings, Inc. (I)(L)	7,258	29,903
Alaska Air Group, Inc. (I)	4,660	139,334
Allegiant Travel Company (I)(L)	688	28,366
AMERCO, Inc. (I)	138	7,074
American Commercial Lines, Inc. (I)	274	5,368
Arkansas Best Corp.	13,195	324,861
Avis Budget Group, Inc. (I)(L)	5,855	57,086
Celadon Group, Inc. (I)	41,473	396,897
Continental Airlines, Inc. (I)(L)	5,152	73,467
Dollar Thrifty Automotive Group, Inc. (I)	1,427	26,342
Forward Air Corp.	1,663	37,684
Genco Shipping & Trading, Ltd. (I)(L)	18,547	435,484
Genesee & Wyoming, Inc., Class A (I)	2,199	68,433
Hawaiian Holdings, Inc. (I)	2,963	18,519
Heartland Express, Inc. (L)	3,384	49,914
Hub Group, Inc., Class A (I)	54,675	1,446,154
Kansas City Southern (I)(L)	15,870	454,358
Kirby Corp. (I)	2,935	97,882
Knight Transportation, Inc.	3,580	60,896
Landstar System, Inc.	2,946	109,945
Marten Transport, Ltd. (I)	11,547	194,682
Old Dominion Freight Lines, Inc. (I)	1,605	42,500
Pacer International, Inc. (I)	1,002	2,846
Patriot Transportation Holding, Inc. (I)	95	8,880
Saia, Inc. (I)	764	11,017
UAL Corp. (I)(L)	9,590	74,418
Universal Truckload Services, Inc.	128	1,949
US Airways Group, Inc. (I)(L)	9,091	33,546
UTI Worldwide, Inc.	5,461	71,375
YRC Worldwide, Inc. (I)(L)	3,418	3,862

		4,313,042
Utilities - 0.30%
Avista Corp.	15,570	324,012
Consolidated Water Company, Ltd.	781	10,231
ITC Holdings Corp.	2,868	127,540
Ormat Technologies, Inc. (L)	1,173	48,292

		510,075

TOTAL COMMON STOCKS (Cost 138,511,828)		$161,499,116

INVESTMENT COMPANIES - 0.98%
Diversified Financials - 0.98%
iShares Russell 2000 Growth Index Fund (L)	26,070	1,643,714

Smaller Company Growth Fund (continued)

INVESTMENT COMPANIES (continued)

TOTAL INVESTMENT COMPANIES (Cost
1,678,271)		$1,643,714

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 18.24%
Federal Home Loan Bank Discount
Notes, 0.02%, 12/01/2009	935,000	$935,000
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	2,555,231	25,569,682
Repurchase Agreement with State
Street Corp. dated 11/30/09 at
0.05% to be repurchased at
4,245,006 on 12/01/2009,
collateralized by 4,165,000
Federal Home Loan Bank,
4.375% due 09/17/2010 (valued at
4,334,516, including interest)	4,245,000	4,245,000

TOTAL SHORT-TERM INVESTMENTS
(Cost 30,757,363)		$30,749,682

Total Investments (Cost 170,947,462) - 115.03%		$193,892,512

Other assets and liabilities, net - (15.03%)		(25,327,638)

TOTAL NET ASSETS - 100.00%		$168,564,874

Spectrum Income Fund

	Shares	Value

COMMON STOCKS - 14.66%
Automobiles & Components - 0.09%
Harley-Davidson, Inc. (L)	25,000	$728,500
Banks - 0.75%
Allied Irish Banks PLC (I)	34,713	82,261
KeyCorp	74,500	436,570
Marshall & Ilsley Corp.	34,700	199,525
Regions Financial Corp.	69,000	404,340
SunTrust Banks, Inc.	39,300	928,659
U.S. Bancorp (L)	82,200	1,983,486
Wells Fargo & Company	71,400	2,002,056

		6,036,897
Capital Goods - 1.70%
3M Company	26,800	2,075,392
Boeing Company	23,200	1,215,912
Cooper Industries PLC	18,600	794,034
Deere & Company	24,300	1,300,293
Eaton Corp.	7,100	453,690
General Cable Corp. (I)	6,650	195,244
General Electric Company	189,300	3,032,586
Honeywell International, Inc.	23,200	892,504
Illinois Tool Works, Inc.	33,900	1,648,896
Lockheed Martin Corp.	10,100	780,023
Masco Corp.	61,200	831,096
Pall Corp.	7,500	$238,725

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
USG Corp. (I)(L)	21,400	$295,962

		13,754,357
Commercial & Professional Services - 0.11%
Avery Dennison Corp.	23,200	871,392

Consumer Durables & Apparel - 0.57%
Black & Decker Corp.	8,900	540,141
D.R. Horton, Inc.	22,600	232,328
Fortune Brands, Inc.	35,700	1,371,237
Harman International Industries, Inc. (L)	11,600	436,276
Mattel, Inc.	43,600	848,456
Whirlpool Corp. (L)	16,000	1,186,560

		4,614,998
Consumer Services - 0.18%
H & R Block, Inc.	11,000	223,300
Lakes Gaming, Inc. (I)	22,900	58,624
Marriott International, Inc., Class A (L)	31,400	807,621
MGM Mirage, Inc. (I)(L)	35,800	378,406

		1,467,951
Diversified Financials - 1.80%
American Express Company	67,800	2,836,074
Bank of America Corp.	186,693	2,959,084
Bank of New York Mellon Corp.	50,000	1,332,000
Capital One Financial Corp.	22,800	874,608
Federal National Mortgage Association
(I)(L)	40,214	35,388
JPMorgan Chase & Company	104,050	4,421,085
Legg Mason, Inc. (L)	15,400	435,666
NYSE Euronext	25,600	647,168
SLM Corp. (I)	68,500	751,445
UBS AG - Swiss Exchange (I)	16,151	253,054

		14,545,572
Energy - 2.23%
Anadarko Petroleum Corp.	21,400	1,273,942
BJ Services Company	18,800	353,064
BP PLC, SADR	26,800	1,532,424
Chevron Corp.	42,900	3,347,916
Complete Production Services, Inc. (I)	43,500	451,965
ConocoPhillips	10,700	553,939
CONSOL Energy, Inc.	10,000	459,200
Exxon Mobil Corp.	42,900	3,220,503
Murphy Oil Corp.	26,800	1,511,252
Royal Dutch Shell PLC, ADR	41,100	2,456,136
Schlumberger, Ltd.	23,200	1,482,248
Spectra Energy Corp.	26,800	520,188
Sunoco, Inc.	22,600	569,520
Williams Companies, Inc.	13,900	276,471

		18,008,768
Food & Staples Retailing - 0.06%
Wal-Mart Stores, Inc.	8,700	474,585
Food, Beverage & Tobacco - 0.40%
B&G Foods, Inc.	25,350	216,996
Hershey Company	45,000	1,591,650
Kraft Foods, Inc., Class A	33,900	901,062
McCormick & Company, Inc.	14,300	510,224

		3,219,932

Spectrum Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services - 0.07%
WellPoint, Inc. (I)	10,700	$578,121
Household & Personal Products - 0.12%
Kimberly-Clark Corp.	14,300	943,371
Insurance - 0.50%
Chubb Corp.	10,700	536,498
Lincoln National Corp.	36,400	833,924
Marsh & McLennan Companies, Inc.	57,100	1,287,605
Progressive Corp. (I)	28,500	477,945
Sun Life Financial, Inc.	15,300	424,575
The Travelers Companies, Inc.	9,200	481,988

		4,042,535
Materials - 1.03%
Alcoa, Inc. (L)	35,700	446,964
Ashland, Inc.	8,250	296,423
E.I. Du Pont de Nemours & Company	32,000	1,106,560
Freeport-McMoRan Copper & Gold,
Inc., Class B	3,475	287,730
Huntsman Corp.	34,725	330,582
International Flavors & Fragrances, Inc.	25,000	1,018,000
International Paper Company	63,500	1,616,075
MeadWestvaco Corp.	29,100	796,467
Nucor Corp.	25,700	1,089,937
Vulcan Materials Company (L)	19,000	921,120
Weyerhaeuser Company	10,700	416,658

		8,326,516
Media - 0.73%
Cablevision Systems Corp.	34,900	873,198
McGraw-Hill Companies, Inc.	41,100	1,231,356
The New York Times Company (L)	53,600	452,384
Time Warner, Inc.	57,433	1,639,712
Walt Disney Company	46,400	1,402,208
WPP PLC, SADR	34,500	324,084

		5,922,942
Pharmaceuticals, Biotechnology & Life Sciences -
0.75%
Amgen, Inc. (I)	12,900	726,915
Bristol-Myers Squibb Company	42,800	1,083,268
Eli Lilly & Company (L)	31,100	1,142,303
Johnson & Johnson	17,900	1,124,836
Merck & Company, Inc.	40,000	1,448,400
Pfizer, Inc.	29,321	532,763

		6,058,485
Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	24,670
Retailing - 0.62%
Bed Bath & Beyond, Inc. (I)(L)	39,400	1,471,984
Genuine Parts Company	14,300	512,369
Home Depot, Inc.	69,600	1,904,256
Macy's, Inc.	26,300	428,953
Tiffany & Company	17,100	729,828

		5,047,390
Semiconductors & Semiconductor Equipment - 0.28%
Analog Devices, Inc.	37,500	1,124,625
Applied Materials, Inc.	33,800	416,078
Intel Corp.	35,500	681,600

		2,222,303

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Software & Services - 0.55%
Accenture PLC, Class A	5,400	$221,616
AOL, Inc.	21	521
Computer Sciences Corp. (I)	21,400	1,183,634
eBay, Inc. (I)	32,100	785,487
Electronic Arts, Inc. (I)	17,600	297,264
Microsoft Corp.	66,100	1,944,001

		4,432,523
Technology Hardware & Equipment - 0.14%
Cisco Systems, Inc. (I)	21,800	510,120
Dell, Inc. (I)	46,400	655,168

		1,165,288
Telecommunication Services - 0.67%
AT&T, Inc.	90,520	2,438,609
Qwest Communications International,
Inc. (L)	178,600	651,890
Sprint Nextel Corp. (I)	170,575	632,833
Verizon Communications, Inc.	37,300	1,173,458
Vodafone Group PLC	228,700	517,151

		5,413,941
Transportation - 0.24%
Southwest Airlines Company	67,800	623,760
United Parcel Service, Inc., Class B (L)	22,200	1,275,834

		1,899,594
Utilities - 1.07%
CenterPoint Energy, Inc.	16,600	220,282
Constellation Energy Group, Inc.	17,900	569,578
Duke Energy Corp.	54,880	915,398
Entergy Corp.	12,100	951,665
Exelon Corp.	1,800	86,724
FirstEnergy Corp.	10,700	460,956
NiSource, Inc.	74,600	1,063,050
NRG Energy, Inc. (I)	12,700	304,038
PG&E Corp.	17,900	757,886
Pinnacle West Capital Corp.	17,900	628,111
PPL Corp.	16,700	509,684
Progress Energy, Inc.	25,050	979,205
TECO Energy, Inc. (L)	17,100	252,225
Xcel Energy, Inc.	47,820	971,702

		8,670,504

TOTAL COMMON STOCKS (Cost 122,874,427)		$118,471,135

	Shares	Value

PREFERRED STOCKS - 0.37%
Consumer Services - 0.02%
Sealy Corp. 8.000%	2,100	$156,450
Diversified Financials - 0.04%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% (I)	7,400	6,068
Federal National Mortgage Association,
Series S, 8.250% (I)	6,125	4,410
SLM Corp. 7.250%	550	332,063

		342,541

Spectrum Income Fund (continued)

	Shares	Value

PREFERRED STOCKS (continued)
Media - 0.01%
Spanish Broadcasting System, Series B
10.750%	308	$77,000
Telecommunication Services - 0.30%
Crown Castle International Corp.
6.250%	12,250	719,075
Lucent Technologies Capital Trust I
7.750%	2,300	1,690,500

		2,409,575

TOTAL PREFERRED STOCKS (Cost
3,288,132)		$2,985,566

	Shares	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.85%
U.S. Treasury Strips - 0.02%
0.00%, 05/15/2021	180,000	$116,149
U.S. Treasury Bonds - 0.78%
2.625%, 04/30/2016	1,670,000	1,682,525
3.500%, 02/15/2039	1,125,000	991,582
4.750%, 02/15/2037	1,220,000	1,331,135
6.125%, 08/15/2029 (F)	915,000	1,171,343
7.125%, 02/15/2023	420,000	569,888
7.250%, 08/15/2022	350,000	478,297
7.875%, 02/15/2021	45,000	63,422

		6,288,192
U.S. Treasury Notes - 1.67%
1.125%, 01/15/2012	680,000	685,312
1.750%, 08/15/2012	2,580,000	2,633,816
2.000%, 09/30/2010	725,000	735,620
2.625%, 07/31/2014	1,960,000	2,027,375
4.000%, 08/15/2018	4,965,000	5,314,099
4.500%, 04/30/2012	1,930,000	2,099,630

		13,495,852
Federal Home Loan Mortgage Corp. - 2.33%
0.00%, 08/01/2028	6,681	5,952
3.345%, 09/01/2032	4,494	4,677
3.667%, 07/01/2035	34,126	35,384
4.125%, 10/18/2010	1,750,000	1,807,304
4.250%, 12/15/2021	154,876	159,013
4.500%, 05/15/2016 to 02/15/2020	1,083,755	1,012,389
4.612%, 06/01/2038	179,275	188,163
4.629%, 07/01/2035	89,841	93,666
4.700%, 02/01/2035	140,533	145,612
4.705%, 07/01/2038	293,720	308,509
5.000%, 10/01/2018 to 12/01/2035	4,412,138	4,651,876
5.037%, 03/01/2036	64,550	68,134
5.043%, 11/01/2035	32,605	34,423
5.147%, 01/01/2036	162,320	169,443
5.160%, 09/01/2035	123,519	130,426
5.287%, 02/01/2037	166,831	174,911
5.313%, 02/01/2037	83,992	88,107
5.337%, 01/01/2036	13,903	14,728
5.346%, 04/01/2037	435,656	457,698
5.352%, 05/01/2037	111,920	117,795
5.410%, 02/01/2038	391,977	415,123

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.432%, 02/01/2037	$3,136	$3,289
5.500%, 04/25/2014 to 12/01/2034	2,591,682	2,714,280
5.520%, 10/01/2036	462,672	492,457
5.750%, 12/15/2018	383,452	398,850
5.885%, 02/01/2037	177,556	186,436
5.978%, 01/01/2037	45,543	47,921
5.984%, 12/01/2036	550,363	585,793
5.998%, 11/01/2036	383,771	408,477
6.000%, 11/01/2011 to 10/01/2036	1,632,753	1,741,380
6.013%, 10/01/2036	490,542	522,121
6.114%, 10/01/2036	373,008	397,021
6.208%, 08/01/2036	457,476	486,926
6.500%, 05/01/2017 to 11/01/2033	645,418	678,591
7.000%, 02/01/2024 to 06/01/2032	33,438	36,907
7.500%, 05/01/2024 to 06/01/2024	3,346	3,690
10.500%, 05/01/2019	156	182

		18,787,654
Federal National Mortgage Association - 6.33%
2.504%, 10/01/2033	80,631	82,283
2.791%, 07/01/2027	1,349	1,379
3.595%, 11/01/2035	136,391	140,979
3.875%, 07/12/2013	1,795,000	1,943,276
4.000%, 05/25/2016	26,475	26,954
4.500%, 05/01/2019 to 06/01/2039	8,162,367	8,499,867
4.617%, 07/01/2035	86,618	90,041
4.791%, 09/01/2035	444,921	469,816
4.835%, 04/01/2038 to 05/01/2038	325,195	342,874
4.858%, 05/01/2038	386,568	408,220
4.883%, 05/01/2038	333,639	351,816
4.908%, 08/01/2038	289,456	305,379
5.000%, 03/01/2018 to 02/01/2036	5,205,049	5,521,661
5.296%, 12/01/2035	25,589	27,207
5.336%, 12/01/2035	27,472	29,173
5.436%, 09/01/2037	184,477	195,432
5.448%, 06/01/2037	107,967	114,127
5.488%, 01/01/2019	937	970
5.500%, 07/01/2013 to 08/01/2037	13,569,315	14,497,402
5.507%, 01/01/2037	198,342	208,503
5.516%, 12/01/2035	51,271	54,567
5.528%, 07/01/2036	160,094	169,600
5.615%, 12/01/2035	71,327	75,754
5.799%, 08/01/2037	222,616	236,136
5.985%, 09/01/2036	224,413	238,860
5.991%, 08/01/2036	367,511	384,698
6.000%, 03/01/2021 to 09/01/2038	11,639,357	12,556,017
6.027%, 12/01/2036	296,995	312,659
6.500%, 06/01/2013 to 04/01/2038	3,073,785	3,327,696

Spectrum Income Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
7.000%, 12/01/2029 to 04/01/2037	$70,397	$77,467
7.125%, 01/15/2030	365,000	480,418

		51,171,231
Government National Mortgage Association - 10.32%
0.00%, 03/16/2028	25,929	22,611
2.822%, 12/16/2019	501,418	506,786
3.612%, 11/16/2027	933,198	947,356
4.000%, 09/15/2018 to 06/20/2039	872,470	898,109
4.500%, 09/15/2018 to 10/20/2039	12,380,928	12,763,800
4.994%, 03/16/2030	56,000	60,264
5.000%, 02/15/2018 to 10/20/2039	16,188,270	17,139,110
5.500%, to 07/15/2037	21,479,034	23,082,826
6.000%, 11/15/2012 to 06/20/2039	17,923,640	19,417,196
6.500%, 12/15/2014 to 08/15/2037	6,201,813	6,759,029
7.000%, 04/15/2017 to 10/20/2036	1,642,434	1,804,608
9.250%, 10/15/2016 to 12/15/2019	2,962	3,347
9.750%, 07/15/2017 to 02/15/2021	3,810	4,385
10.250%, 11/15/2020	2,203	2,589
11.750%, 08/15/2013	1,038	1,174
12.000%, 10/15/2010 to 12/15/2012	134	146
12.250%, 03/15/2014 to 07/20/2015	907	1,062
12.500%, 06/15/2010 to 06/15/2010	607	623
12.750%, 12/20/2013 to 11/20/2014	797	935

		83,415,956
Treasury Inflation Protected Securities (D) - 0.40%
0.875%, 04/15/2010	3,100,746	3,109,952
1.750%, 01/15/2028	82,470	82,734
2.500%, 01/15/2029	45,265	50,676

		3,243,362

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost 167,923,261)		$176,518,396

FOREIGN GOVERNMENT OBLIGATIONS - 11.38%
Argentina - 0.09%
Republic of Argentina
2.000%, 09/30/2014	725,000	224,629
7.000%, 10/03/2015	450,000	346,500
7.875%, 04/11/2011	200,100	190,095

		761,224
Australia - 0.06%
Queensland Treasury Corp.
6.000%, 09/14/2017	552,000	511,019

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Austria - 0.02%
Republic of Austria
6.250%, 07/15/2027	$94,000	$177,154
Belgium - 0.10%
Kingdom of Belgium
4.250%, 09/28/2013	197,000	317,917
5.000%, 09/28/2012 to 03/28/2035	313,000	513,996

		831,913
Brazil - 1.06%
Federative Republic of Brazil
5.625%, 01/07/2041	210,000	208,366
5.875%, 01/15/2019	275,000	304,983
6.000%, 05/15/2015 to 01/17/2017	390,000	417,693
7.125%, 01/20/2037	735,000	869,873
8.750%, 02/04/2025	475,000	623,438
8.875%, 10/14/2019	500,000	660,000
10.000%, 01/01/2012 to 01/01/2017	8,159,000	4,500,120
11.000%, 08/17/2040	700,000	966,245

		8,550,718
Canada - 0.57%
Government of Canada
3.750%, 06/01/2019	3,470,000	3,430,875
4.250%, 06/01/2018	51,000	52,627
4.500%, 06/01/2015	111,000	116,050
5.750%, 06/01/2033	271,000	327,858
Province of Ontario
5.000%, 03/08/2014	555,000	578,864
Province of Quebec
5.000%, 12/01/2038	90,000	89,418

		4,595,692
Colombia - 0.04%
Republic of Colombia
7.375%, 09/18/2037 to 09/18/2037	250,000	286,612
Croatia - 0.02%
Republic of Croatia
6.750%, 11/05/2019	150,000	161,790
Denmark - 0.10%
Kingdom of Denmark
5.000%, 11/15/2013	3,277,000	723,345
7.000%, 11/10/2024	364,000	99,882

		823,227
France - 0.55%
Government of France
3.750%, 01/12/2012	947,000	1,491,219
4.000%, 10/25/2014	128,000	205,756
4.250%, 04/25/2019	66,000	106,373
5.500%, 04/25/2029	504,000	902,765
5.750%, 10/25/2032	921,000	1,725,024

		4,431,137
Gabon - 0.06%
Republic of Gabon
8.200%, 12/12/2017	500,000	520,675

Spectrum Income Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany - 0.93%
Federal Republic of Germany
3.500%, 07/04/2019	$1,405,000	$2,177,927
3.750%, 01/04/2019	945,000	1,496,697
4.000%, 01/04/2037	530,000	803,557
4.750%, 07/04/2028 to 07/04/2034	461,000	771,850
5.000%, 01/04/2012	1,411,000	2,277,760

		7,527,791
Ghana - 0.07%
Republic of Ghana
8.500%, 10/04/2017	550,000	552,090
Greece - 0.27%
Republic of Greece
3.700%, 07/20/2015	115,000	168,919
4.600%, 05/20/2013	395,000	614,483
5.250%, 05/18/2012	720,000	1,138,838
6.500%, 10/22/2019	137,000	230,476

		2,152,716
Grenada - 0.02%
Government of Grenada
2.500%, 09/15/2025	430,000	167,700
Hungary - 0.01%
Republic of Hungary
6.750%, 02/24/2017	22,240,000	115,880
Indonesia - 0.26%
Republic of Indonesia
6.625%, 02/17/2037	100,000	98,453
6.875%, 03/09/2017 to 01/17/2018	1,050,000	1,118,666
7.750%, 01/17/2038	300,000	332,667
10.375%, 05/04/2014	100,000	121,000
11.625%, 03/04/2019	300,000	422,250

		2,093,036
Iraq - 0.16%
Republic of Iraq
5.800%, 01/15/2028	1,757,000	1,300,180
Italy - 0.68%
Republic of Italy
3.750%, 08/01/2016	130,000	202,042
4.000%, 02/01/2037	936,000	1,249,208
4.250%, 08/01/2014	343,000	549,905
5.000%, 02/01/2012	348,000	558,250
5.250%, 09/20/2016 to 08/01/2017	1,502,000	2,276,688
7.250%, 11/01/2026	325,000	643,663

		5,479,756
Jamaica - 0.06%
Government of Jamaica
9.000%, 06/02/2015	215,000	189,200
10.625%, 06/20/2017	350,000	304,500

		493,700

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 3.00%
Government of Japan
0.600%, 09/20/2014	$20,100,000	$233,179
1.000%, 12/20/2012	188,500,000	2,225,750
1.100%, 12/10/2016	59,200	648
1.300%, 12/20/2013 to 03/20/2015	443,250,000	5,304,896
1.400%, 03/21/2011 to 03/20/2018	631,850,000	7,509,430
1.500%, 06/20/2012	110,450,000	1,317,441
1.700%, 09/20/2016	174,500,000	2,139,222
1.900%, 03/20/2025	164,400,000	1,926,875
2.000%, 06/20/2022 to 12/20/2033	176,900,000	2,066,030
2.200%, 06/22/2020	32,050,000	401,633
2.300%, 06/20/2028	88,700,000	1,078,541

		24,203,645
Lebanon - 0.05%
Republic of Lebanon
4.000%, 12/31/2017	212,500	193,906
9.000%, 03/20/2017	175,000	197,750

		391,656
Lithuania - 0.15%
Republic of Lithuania
6.750%, 01/15/2015 to 01/15/2015	1,170,000	1,180,460
Malaysia - 0.06%
Government of Malaysia
3.700%, 05/15/2013	866,000	259,109
3.702%, 02/25/2013	805,000	241,277

		500,386
Mexico - 1.06%
Government of Mexico
5.625%, 01/15/2017	170,000	181,560
5.950%, 03/19/2019 to 03/19/2019	950,000	1,029,800
8.000%, 12/19/2013 to 12/07/2023	86,190,000	6,846,774
9.500%, 12/18/2014	750,000	62,987
10.000%, 11/20/2036	4,750,000	428,120

		8,549,241
Netherlands - 0.07%
Kingdom of Netherlands
4.500%, 07/15/2017	195,000	320,068
5.500%, 01/15/2028	137,000	244,205

		564,273
Pakistan - 0.01%
Islamic Republic of Pakistan
7.125%, 03/31/2016	100,000	93,044
Panama - 0.01%
Government of Panama
5.200%, 01/30/2020	100,000	102,000

Spectrum Income Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.10%
Republic of Peru
6.550%, 03/14/2037	$580,000	$638,853
8.750%, 11/21/2033	150,000	202,500

		841,353
Poland - 0.05%
Republic of Poland
5.750%, 04/25/2014	$366,000	132,194
6.250%, 10/24/2015	765,000	281,457

		413,651
Portugal - 0.02%
Republic of Portugal
5.150%, 06/15/2011	118,000	187,217
Russia - 0.38%
Government of Russia
7.500%, 03/31/2030	2,724,820	3,072,507
Serbia And Montenegro - 0.11%
Republic of Serbia
6.750%, 11/01/2024	880,000	864,600
South Africa - 0.13%
Republic of South Africa
6.500%, 06/02/2014	485,000	531,075
6.875%, 05/27/2019	100,000	111,375
8.000%, 12/21/2018	1,060,000	133,772
13.500%, 09/15/2015	1,650,000	273,503

		1,049,725
Spain - 0.19%
Kingdom of Spain
4.400%, 01/31/2015	578,000	937,953
5.750%, 07/30/2032	330,000	582,836

		1,520,789
Sweden - 0.12%
Kingdom of Sweden
3.750%, 08/12/2017	3,590,000	538,952
5.125%, 03/01/2017	425,000	470,524

		1,009,476
Turkey - 0.18%
Republic of Turkey
6.875%, 03/17/2036	185,000	188,238
7.000%, 03/11/2019 to 06/05/2020	678,000	745,144
8.000%, 02/14/2034 to 02/14/2034	437,000	508,054

		1,441,436
Ukraine - 0.04%
Republic of Ukraine
6.580%, 11/21/2016	125,000	91,234
7.650%, 06/11/2013	250,000	205,650

		296,884
United Kingdom - 0.42%
Government of United Kingdom
4.250%, 06/07/2032	1,429,000	2,408,795
4.500%, 03/07/2013	378,000	670,122

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009
(Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
8.750%, 08/25/2017	$139,000	$315,760

		3,394,677
Venezuela - 0.07%
Republic of Venezuela
8.500%, 10/08/2014	487,000	383,513
9.250%, 09/15/2027	190,000	145,508

		529,021
Viet Nam - 0.03%
Socialist Republic of Vietnam
6.875%, 01/15/2016	200,000	204,605

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost 83,171,909)		$91,944,656

CORPORATE BONDS - 41.46%
Advertising - 0.23%
Affinity Group, Inc.
9.000%, 02/15/2012	100,000	69,375
10.875%, 02/15/2012 (H)	48,587	19,374
Interpublic Group Of Companies, Inc.
10.000%, 07/15/2017	300,000	328,500
Lamar Media Corp.
6.625%, 08/15/2015	250,000	235,000
9.750%, 04/01/2014	200,000	218,000
Visant Corp.
7.625%, 10/01/2012	325,000	326,625
Visant Holding Corp.
10.250%, 12/01/2013	600,000	618,750
WPP Finance UK
8.000%, 09/15/2014	65,000	74,098

		1,889,722
Aerospace & Defense - 0.56%
BE Aerospace, Inc.
1.000%, 07/28/2014	246,875	247,122
8.500%, 07/01/2018	450,000	465,750
Dae Aviation Holdings, Inc.
1.000%, 09/27/2014	250,000	226,875
Embraer Overseas, Ltd., Gtd Sr Note
6.375%, 01/15/2020	260,000	252,200
GenCorp, Inc.
9.500%, 08/15/2013	600,000	591,000
General Dynamics Corp.
1.800%, 07/15/2011	150,000	152,373
4.500%, 08/15/2010	95,000	97,724
L-3 Communications Corp., Gtd Sr Sub
Note Ser B
6.375%, 10/15/2015	200,000	196,750
Lockheed Martin Corp.
4.121%, 03/14/2013	340,000	361,730
Northrop Grumman Corp.
7.125%, 02/15/2011	495,000	527,400
Rolls-Royce Group PLC
4.500%, 03/16/2011	53,000	82,250
Spirit Aerosystems Inc, Series 144A
7.500%, 10/01/2017 (S)	125,000	122,500

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm, Inc.
7.750%, 07/15/2014	$475,000	$480,938
Triumph Group, Inc.
8.000%, 11/15/2017 (S)	125,000	125,000
United Technologies Corp.
5.400%, 05/01/2035	110,000	112,698
6.125%, 02/01/2019	220,000	253,574
6.350%, 03/01/2011	255,000	271,760

		4,567,644
Agriculture - 0.59%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	300,000	315,000
Altria Group, Inc.
8.500%, 11/10/2013	745,000	873,149
9.250%, 08/06/2019	450,000	549,414
BAT International Finance PLC
5.375%, 06/29/2017	130,000	209,965
8.125%, 11/15/2013 (S)	955,000	1,124,082
Bunge Ltd. Finance Corp., Gtd Sr Note
8.500%, 06/15/2019	260,000	303,037
Bunge, Ltd.
5.900%, 04/01/2017	460,000	463,106
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	100,000	154,317
6.875%, 06/13/2012	49,000	86,984
Philip Morris International, Inc.
5.625%, 09/06/2011	50,000	79,576
Reynolds American, Inc., Sr Sec Note
7.250%, 06/01/2013	535,000	590,949

		4,749,579
Airlines - 0.27%
Air Jamaica, Ltd.
9.375%, 07/08/2015	98,572	83,786
AMR Corp.
6.250%, 10/15/2014	192,000	166,560
Continental Airlines, Inc.
9.000%, 07/08/2016	190,000	201,875
9.250%, 05/10/2017	100,000	101,000
Delta Air Lines Inc.
7.750%, 12/17/2019	75,000	75,188

6.821%, 08/10/2022	122,549	114,890
7.570%, 11/18/2010	250,000	251,250
9.500%, 09/15/2014 (S)	400,000	406,000
12.250%, 03/15/2015 (S)	650,000	601,250
Southwest Airlines Co.
6.500%, 03/01/2012	160,000	168,933

		2,170,732
Apparel - 0.05%
Levi Strauss & Company
8.625%, 04/01/2013	200,000	292,802
8.875%, 04/01/2016	100,000	103,250

		396,052

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Manufacturers - 0.18%
BMW Finance NV
8.875%, 09/19/2013	$90,000	$161,781
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	520,000	574,092
DaimlerChrysler N.A. Holding Corp.,
EMTN
4.375%, 03/21/2013	100,000	155,944
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	55,000	82,998
General Motors Corp.
8.250%, 07/15/2023 (H)	900,000	189,000
Motors Liquidation Comotors
Liquidation Company
6.750%, 05/01/2028 (H)	900,000	184,500
Volvo Treasury AB
9.875%, 02/27/2014	50,000	89,722

		1,438,037
Auto Parts & Equipment - 0.54%
Affinia Group, Inc.
9.000%, 11/30/2014	100,000	96,000
10.750%, 08/15/2016 (S)	100,000	108,500
Allison Transmission, Inc., PIK, Gtd Sr
Note
11.250%, 11/01/2015 (S)	613,000	628,325
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017	725,000	529,250
Commercial Vehicles Group, Inc.
1.000%, 02/15/2013	303,000	254,289
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (H)	425,000	113,688
Dana Holding Corp.
1.000%, 01/31/2015	825,000	736,313
Goodyear Tire & Rubber Company
1.000%, 04/30/2014	250,000	223,438
10.500%, 05/15/2016	750,000	806,250
Lear Corp.
1.000%, 11/30/2014	250,000	250,365
Tenneco, Inc.
8.125%, 11/15/2015	275,000	276,375
8.625%, 11/15/2014	125,000	122,500
United Components, Inc.
9.375%, 06/15/2013	250,000	237,500

		4,382,793
Banks - 4.08%
Allied Irish Banks PLC
12.500%, 06/25/2019	50,000	75,858
American Express Centurion Bank
5.550%, 10/17/2012	100,000	108,417
ATF Bank
9.000%, 05/11/2016	150,000	141,750
9.250%, 04/12/2012	50,000	49,375
Australia & New Zealand Banking
Group, Ltd., EMTN
4.375%, 05/24/2012	95,000	149,621
BAC Capital Trust VI
5.625%, 03/08/2035	445,000	314,547
Banco Nacional de Desenvolvimento
Economico e Social
6.369%, 06/16/2018	290,000	308,125

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Bank Nederlandse Gemeenten
4.125%, 06/28/2016	$570,000	$901,531
4.625%, 09/13/2012	445,000	711,488
Bank of America Corp.
0.00%, 02/18/2014 to 03/28/2018	265,000	388,580
5.650%, 05/01/2018	1,800,000	1,814,078
5.750%, 08/15/2016	210,000	205,401
6.500%, 08/01/2016	550,000	584,440
7.375%, 05/15/2014	250,000	280,632
Bank of Ireland
6.450%, 02/10/2010	49,000	74,117
Bank of Montreal
5.200%, 06/21/2017	49,000	49,887
Bank of New York Mellon Corp.
4.300%, 05/15/2014	230,000	245,711
Bank of Nova Scotia
8.300%, 09/27/2013	97,000	109,954
Bank One Corp.
5.250%, 01/30/2013	200,000	214,119
7.875%, 08/01/2010	310,000	324,915
Banque du Liban
10.000%, 04/25/2015	100,000	114,000
Barclays Bank PLC
2.500%, 01/23/2013	460,000	461,641
4.875%, 03/31/2013	30,000	46,846
5.200%, 07/10/2014	325,000	348,737
5.250%, 05/27/2014	50,000	80,288
5.750%, 08/17/2021	50,000	86,650
6.750%, 05/22/2019	280,000	317,647
7.400%, 12/15/2009	150,000	150,260
BB&T Capital Trust II
6.750%, 06/07/2036	180,000	168,562
BB&T Corp.
3.375%, 09/25/2013	45,000	45,816
5.700%, 04/30/2014	955,000	1,047,103
BNP Paribas
5.250%, 12/17/2012	50,000	80,758
Capital One Financial Corp., Sr Note
7.375%, 05/23/2014	225,000	258,078
Citigroup, Inc.
0.00%, 03/27/2013 to 08/05/2015	220,000	330,878
4.750%, 02/10/2019	40,000	51,352
5.125%, 02/14/2011	250,000	257,789
5.500%, 08/27/2012 to 10/15/2014	1,495,000	1,540,687
5.850%, 07/02/2013	445,000	467,347
6.500%, 08/19/2013	590,000	629,099
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)	210,000	214,346
5.500%, 08/06/2019	50,000	79,396
Credit Agricole SA
5.000%,	125,000	168,623
5.971%, 02/01/2018	50,000	83,984
Credit Suisse New York
5.300%, 08/13/2019	300,000	314,365
5.500%, 05/01/2014	530,000	581,384
Credit Suisse/London
5.125%, 09/18/2017	125,000	201,589
6.125%, 08/05/2013	50,000	83,295
Deutsche Bank AG
4.875%, 09/24/2012	50,000	80,232
5.125%, 01/31/2013	35,000	56,028
5.375%, 10/12/2012	380,000	415,414

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Genossenschafts-
Hypothekenbank AG
4.000%, 10/31/2016	$800,000	$1,267,161
DnB NOR Bank ASA, EMTN
4.750%, 03/28/2011	75,000	116,524
Eurohypo AG
4.500%, 01/21/2013 (S)	342,000	548,161
Fifth Third Bancorp
6.250%, 05/01/2013	260,000	272,260
8.250%, 03/01/2038	150,000	143,817
Fortis Bank SA/NV
5.757%, 10/04/2017	75,000	121,558
HBOS PLC
4.375%, 10/30/2019	59,000	73,885
6.000%, 11/01/2033 (S)	420,000	306,628
HSBC Bank PLC
4.250%, 03/18/2016	21,000	31,878
HSBC Bank USA, Inc.
4.625%, 04/01/2014	100,000	105,684
HSBC Capital Funding LP
5.369%,	45,000	55,069
HSBC Holdings PLC
3.625%, 06/29/2020	75,000	111,035
6.250%, 03/19/2018	50,000	84,358
6.500%, 05/02/2036	175,000	188,850
9.875%, 04/08/2018	60,000	114,266
HSBK Europe BV
7.250%, 05/03/2017	100,000	87,000
7.750%, 05/13/2013	240,000	228,000
9.250%, 10/16/2013	200,000	196,500
Hypothekenbank in Essen AG
3.875%, 11/21/2013	421,000	664,292
Icici Bank, Ltd.
6.375%, 04/30/2022	100,000	88,028
Independence Community Bank Corp.
2.110%, 04/01/2014	15,000	14,527
ING Bank NV
5.500%, 01/04/2012	71,000	110,873
Intesa Sanpaolo SpA
4.375%, 06/26/2018	50,000	75,983
Intesabci Capital Trust
6.988%, 07/29/2049	55,000	76,804
Kreditanstalt Fuer Wiederaufbau
4.375%, 07/04/2018	90,000	144,774
4.700%, 06/02/2037	245,000	226,641
5.500%, 07/25/2016	210,000	185,770
Morgan Stanley
4.200%, 11/20/2014	200,000	200,925
6.000%, 04/28/2015	1,455,000	1,580,906

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
6.625%, 04/01/2018	$550,000	$596,703
7.300%, 05/13/2019	495,000	557,973
MPS Capital Trust I
7.990%, 12/29/2049	35,000	45,197
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)	$315,000	$317,666
4.500%, 06/23/2016	100,000	151,267
Nordea Bank AB
2.500%, 11/13/2012 (S)	330,000	332,965
Northern Trust Company
4.600%, 02/01/2013	120,000	130,733
Northern Trust Corp.
5.300%, 08/29/2011	144,000	154,090
5.500%, 08/15/2013	215,000	239,527
PNC Funding Corp.
5.625%, 02/01/2017	195,000	197,928
6.700%, 06/10/2019	280,000	317,171
Rabobank Nederland
3.125%, 07/19/2010	75,000	113,679
Royal Bank of Canada
5.000%, 01/20/2014	99,000	102,363
5.750%, 07/25/2011	50,000	79,754
Royal Bank of Scotland PLC
5.250%, 05/15/2013	60,000	93,715
6.000%, 05/10/2013	40,000	60,554
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017	500,000	493,125
Santander Issuances SA
4.750%, 05/29/2019	100,000	152,604
Santander US Debt SA
0.680%, 10/21/2011 (S)	340,000	340,520
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	50,000	86,780
Societe Generale
5.250%, 03/28/2013	100,000	162,035
6.125%, 08/20/2018	50,000	85,211
Standard Chartered Bank
3.625%, 02/03/2017	100,000	146,894
5.875%, 09/26/2017	50,000	79,030
State Street Corp.
4.300%, 05/30/2014	75,000	79,685
Sumitomo Mitsui Banking Corp.
4.375%,	100,000	126,457
SunTrust Banks, Inc.
7.750%, 05/01/2010	175,000	179,040
Svenska Handelsbanken AB
5.500%, 05/26/2016	50,000	86,496
Toronto-Dominion Bank
4.875%, 01/23/2013	100,000	160,249
5.690%, 06/03/2018	119,000	123,984
UBS AG/London
4.500%, 07/29/2010	190,000	195,281
6.000%, 04/18/2018	50,000	82,540
UniCredito Italiano SpA
5.750%, 09/26/2017	95,000	150,569
6.100%, 02/28/2012	24,000	37,946
US Bancorp
4.200%, 05/15/2014	175,000	185,620

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
US Bank NA, BKNT
6.375%, 08/01/2011	$650,000	$705,177
VTB Capital SA
6.875%, 05/29/2018	250,000	249,688
Wachovia Corp.
5.750%, 02/01/2018	645,000	678,428
Wells Fargo & Company
2.125%, 06/15/2012	20,000	20,519
4.875%, 01/12/2011	225,000	233,739
5.250%, 10/23/2012	235,000	253,626
4,200%, 01/15/2010	255,000	255,995
Wells Fargo Bank NA
4.750%, 02/09/2015	270,000	278,840
Westpac Banking Corp.
0.583%, 10/21/2011 (S)	245,000	244,779
4.875%, 09/28/2012 to 11/19/2019	290,000	337,909

		32,940,948
Beverages - 0.36%
Anheuser-Busch InBev NV
3.000%, 10/15/2012 (S)	265,000	269,800
8.625%, 01/30/2017	50,000	94,896
Anheuser-Busch InBev Worldwide,
Inc., Gtd Sr Note
7.200%, 01/15/2014 (S)	340,000	390,493
Bacardi, Ltd.
7.750%, 04/09/2014	50,000	85,897
Carlsberg Breweries A/S
6.000%, 05/28/2014	50,000	81,399
Coca-cola Amatil, Ltd.
3.250%, 11/02/2014 (S)	325,000	330,020
Coca-Cola Company
4.875%, 03/15/2019	330,000	356,710
5.000%, 11/15/2012	390,000	418,922
Constellation Brands, Inc.
8.375%, 12/15/2014	25,000	26,500
Cott Beverages, Inc.
8.375%, 11/15/2017 (S)	125,000	125,000
Heineken NV
7.125%, 04/07/2014	50,000	84,310
7.250%, 03/10/2015	25,000	44,891
PepsiCo, Inc.
4.650%, 02/15/2013	135,000	146,652
Pernod-Ricard SA
7.000%, 01/15/2015	50,000	80,513
SABMiller PLC
6.200%, 07/01/2011 (S)	370,000	394,890

		2,930,893
Biotechnology - 0.15%
Amgen, Inc.
6.400%, 02/01/2039	65,000	74,803
FMC Finance III SA
6.875%, 07/15/2017	75,000	74,250
Genentech, Inc.
4.400%, 07/15/2010	125,000	127,906
4.750%, 07/15/2015	160,000	175,268
Invitrogen Corp.
1.000%, 09/15/2015	198,125	197,709

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Biotechnology (continued)
Talecris Biotherapeutics Holdings Corp.
7.750%, 11/15/2016 (S)	$525,000	$527,625

		1,177,561
Building Materials - 0.41%
AMH Holdings, Inc.
11.250%, 03/01/2014	100,000	93,750
Associated Materials LLC
9.875%, 11/15/2016 (S)	75,000	78,375
Boise Cascade LLC
7.125%, 10/15/2014	565,000	488,725
CRH America, Inc.
5.300%, 10/15/2013	140,000	147,435
CRH Finance BV
7.375%, 05/28/2014	50,000	85,025
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,075,000	1,015,875
Holcim Finance Luxembourg SA
9.000%, 03/26/2014	50,000	89,604
Holcim US Finance, Gtd Note
6.000%, 12/30/2019 (S)	430,000	456,658
Lafarge SA
6.150%, 07/15/2011	140,000	146,751
7.625%, 05/27/2014	60,000	102,589
Texas Industries, Inc.
7.250%, 07/15/2013	650,000	628,876

		3,333,663
Chemicals - 0.65%
Air Products & Chemicals, Inc.
4.150%, 02/01/2013	130,000	137,251
4.375%, 08/21/2019	80,000	82,717
Airgas Inc
4.500%, 09/15/2014	185,000	191,752
Ashland, Inc.
9.125%, 06/01/2017 (S)	275,000	295,625
Bayer AG
5.625%, 05/23/2018	50,000	86,946
Cognis GmbH
9.500%, 05/15/2014 (S)	425,000	647,732
Ferro Corp.
1.000%, 06/06/2012	362,524	347,570
Hexion Specialty Chemicals
1.000%, 05/05/2013	249,356	206,217
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	500,000	480,000
Huntsman International LLC
6.875%, 11/15/2013	425,000	577,534
7.875%, 11/15/2014	175,000	165,813
Linde Finance BV
4.750%, 04/24/2017	50,000	79,505
6.500%, 01/29/2016	65,000	118,943
Lubrizol Corp.
8.875%, 02/01/2019	215,000	271,082
Nalco Company
8.250%, 05/15/2017 (S)	300,000	312,750
Polyone Corp.
8.875%, 05/01/2012	350,000	358,750
Potash Corp. of Saskatchewan, Inc.

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
3.750%, 09/30/2015	$225,000	$229,647
4.875%, 03/30/2020	190,000	193,134
Rhodia SA
3.492%, 10/15/2013 (S)	100,000	135,140
Solutia, Inc.
8.750%, 11/01/2017	325,000	338,813

		5,256,921
Coal - 0.11%
Arch Coal, Inc., Sr Note
8.750%, 08/01/2016 (S)	275,000	283,250
Arch Western Finance LLC
6.750%, 07/01/2013	75,000	74,625
International Coal Group, Inc.
10.250%, 07/15/2014	175,000	169,750
Peabody Energy Corp.
7.375%, 11/01/2016	375,000	379,688

		907,313
Commercial Services - 1.17%
Aramark Corp.
3.781%, 02/01/2015	225,000	200,250
5.000%, 06/01/2012	400,000	378,000
7.485%, 01/26/2017	427,724	385,664
Atlantia SpA
5.625%, 05/06/2016	50,000	82,036
Autoroutes du Sud de la France
7.375%, 03/20/2019	100,000	185,522
Deluxe Corp.
7.375%, 06/01/2015	600,000	579,000
Dollar Thrifty
1.000%, 06/15/2013	250,000	207,500
Education Management Corp.
8.750%, 06/01/2014	300,000	308,250
10.250%, 06/01/2016	48,000	50,880
ERAC USA Finance Company
5.600%, 05/01/2015 (S)	240,000	246,022
7.950%, 12/15/2009 (S)	115,000	115,203
FTI Consulting, Inc.
7.625%, 06/15/2013	375,000	375,000
7.750%, 10/01/2016	550,000	542,438
H&E Equipment Services, Inc.
8.375%, 07/15/2016	525,000	509,250
Hertz Corp.
10.500%, 01/01/2016	475,000	494,000
iPayment, Inc.
9.750%, 05/15/2014	425,000	321,938
KAR Holdings, Inc.
8.750%, 05/01/2014	250,000	253,750
10.000%, 05/01/2015	1,225,000	1,267,875
Mac-Gray Corp.
7.625%, 08/15/2015	525,000	509,250
Manpower, Inc.
0.00%, 06/14/2013	50,000	72,778
Rentokil Initial PLC, EMTN
4.625%, 03/27/2014	50,000	76,033
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	325,000	350,188
Securitas AB
6.500%, 04/02/2013	50,000	82,218

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Sunstate Equipment Company LLC
10.500%, 04/01/2013 (S)	$450,000	$353,250
The Hertz Corp.
7.875%, 01/01/2014	78,000	111,851
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016	500,000	517,500
United Rentals North America, Inc.
9.250%, 12/15/2019	325,000	319,313
10.875%, 06/15/2016 (S)	525,000	557,813

		9,452,772
Computers - 0.29%
Hewlett-Packard Company
2.950%, 08/15/2012	345,000	357,018
International Business Machines Corp.
6.500%, 10/15/2013	250,000	289,947
6.625%, 01/30/2014	50,000	85,767
Palm, Inc.
8.378%, 04/24/2014	980,000	829,734
Seagate Technology International
10.000%, 05/01/2014 (S)	475,000	518,938
SunGard Data Systems, Inc.
9.125%, 08/15/2013	21,000	21,315
10.250%, 08/15/2015	75,000	76,875
10.625%, 05/15/2015	175,000	185,500

		2,365,094
Distribution/Wholesale - 0.08%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)	475,000	508,250
Nebraska Book Company, Inc.
8.625%, 03/15/2012	175,000	147,438

		655,688
Diversified Financial Services - 5.38%
AAC Group Holding Corp.
10.250%, 10/01/2012 (S)	125,000	123,750
American Express Company, Sr Note
7.250%, 05/20/2014	105,000	119,973
American Express Credit Company, Sr
Note Series C
7.300%, 08/20/2013	300,000	340,774
American Express Credit Corp.
5.125%, 08/25/2014	680,000	724,065
5.875%, 05/02/2013	380,000	411,986
American General Finance Corp.
6.900%, 12/15/2017	500,000	350,974
Ameriprise Financial, Inc.
7.300%, 06/28/2019	365,000	415,892
Boeing Capital Corp., Ltd.
7.375%, 09/27/2010	255,000	269,347
BP Capital Markets PLC
1.550%, 08/11/2011	500,000	507,421
BSKYB Finance UK PLC
5.750%, 10/20/2017	65,000	112,747
Capital One Capital IV
6.745%, 02/17/2037	425,000	333,625
Caterpillar Financial Services Corp.
4.250%, 02/08/2013	220,000	232,284

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
5.850%, 09/01/2017	$165,000	$180,762
CCM Merger, Inc.
8.500%, 07/21/2012	500,000	475,000
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016	60,000	89,517
9.125%, 12/01/2016 (S)	275,000	275,000
CenterCredit International BV
8.625%, 01/30/2014	540,000	486,486
ConocoPhillips Company
5.300%, 04/15/2012	340,000	368,829
Countrywide Financial Corp.
4.500%, 06/15/2010	135,000	137,542
Credit Suisse First Boston USA, Inc.
4.875%, 08/15/2010	325,000	334,635
6.125%, 11/15/2011	435,000	473,993
Credit Suisse Group Finance Guernsey,
Ltd.
6.375%, 06/07/2013	116,000	189,798
Credit Suisse Guernsey, Ltd.
5.860%,	290,000	241,425
Credit Suisse USA, Inc.
5.500%, 08/16/2011	170,000	181,843
Daimler International Finance BV
7.875%, 01/16/2014	50,000	87,306
Discover Financial Services, Sr Note
10.250%, 07/15/2019	285,000	334,735
Dubai Holding Commercial Operations
MTN, Ltd.
4.750%, 01/30/2014	100,000	88,592
E*Trade Financial Corp.
7.375%, 09/15/2013	850,000	786,250
7.875%, 12/01/2015	450,000	409,500
12.500%, 11/30/2017	1,316,437	1,480,992
Fibria Overseas Finance, Ltd.
9.250%, 10/30/2019 (S)	140,000	153,300
Finmeccanica Finance SA
8.125%, 12/03/2013	75,000	132,106
FMR LLC
5.350%, 11/15/2021 (S)	250,000	253,593
Ford Motor Company
5.460%, 12/15/2013	1,475,385	1,292,542
Ford Motor Credit Company LLC
8.700%, 10/01/2014	925,000	950,341
12.000%, 05/15/2015	350,000	403,375
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	100,000	109,500
Gas Natural Capital Markets SA
5.250%, 07/09/2014	50,000	80,541
GATX Financial Corp.
5.500%, 02/15/2012	275,000	284,661
GE Capital Canada Funding Company
4.650%, 02/11/2015	134,000	130,943
GE Capital European Funding
3.500%, 02/14/2013	160,000	242,150
GE Capital UK Funding, EMTN
5.625%, 12/12/2014	80,000	136,285
General Electric Capital Corp.
4.625%, 09/15/2066	135,000	147,978

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
5.250%, 10/19/2012	$250,000	$269,685
5.875%, 01/14/2038	650,000	603,311
5.900%, 05/13/2014	1,220,000	1,338,061
6.000%, 08/07/2019	210,000	221,205
General Electric Capital Corpgeneral
Elec Cap Corp.
3.500%, 08/13/2012	395,000	406,702
GMAC LLC
8.000%, 11/01/2031 (S)	1,050,000	900,375
Goldman Sachs Group, Inc.
0.00%, 02/04/2013 to 10/16/2014	175,000	270,851
3.625%, 08/01/2012	65,000	67,558
4.500%, 01/30/2017	100,000	150,119
6.000%, 05/01/2014	130,000	143,457
6.150%, 04/01/2018	415,000	447,931
6.345%, 02/15/2034	324,000	301,867
6.600%, 01/15/2012	1,175,000	1,285,478
6.875%, 01/15/2011	400,000	424,277
7.500%, 02/15/2019	835,000	986,072
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)	325,000	336,781
GTB Finance BV
8.500%, 01/29/2012	475,000	461,243
Icahn Enterprises LP
7.125%, 02/15/2013	600,000	588,000
Intergas Finance BV
6.375%, 05/14/2017	200,000	190,500
International Lease Finance Corp.
5.300%, 05/01/2012	375,000	319,694
6.625%, 11/15/2013	625,000	504,470
iPayment Investors LP
11.625%, 07/15/2014 (S)	471,525	330,068
Janus Capital Group, Inc.
6.950%, 06/15/2017	425,000	409,211
Jefferies Group, Inc.
6.250%, 01/15/2036	260,000	210,428
8.500%, 07/15/2019	80,000	88,012
John Deere Capital Corp.
4.950%, 12/17/2012	475,000	517,895
5.500%, 04/13/2017	130,000	142,073
JPMorgan Chase & Company
2.125%, 12/26/2012	45,000	46,082
4.250%, 06/09/2011	39,000	60,243
4.375%, 11/12/2019	150,000	224,191
4.650%, 06/01/2014	1,300,000	1,388,713
4.750%, 05/01/2013	485,000	519,992
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	850,000	858,500
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	115,000	113,611
JPMorgan Chase Capital XXII
6.450%, 02/02/2037	245,000	220,529
JSG Funding PLC
7.750%, 04/01/2015	250,000	238,750
Kazakhstan Temir Zholy Finance BV
6.500%, 05/11/2011	100,000	98,250
7.000%, 05/11/2016	150,000	139,500

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Kreditanstalt fuer Wiederaufbau, Series
EXCH
5.500%, 12/07/2015	$455,000	$830,884
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	254,000	264,112
Mellon Funding Corp.
6.375%, 11/08/2011	145,000	256,465
Merrill Lynch & Company, Inc.
0.00%, 10/02/2013 to 01/31/2014	120,000	182,044
5.450%, 02/05/2013	515,000	541,118
6.150%, 04/25/2013	195,000	209,816
7.750%, 05/14/2038	410,000	452,652
Morgan Stanley
0.00%, 11/30/2015	100,000	163,726
4.000%, 11/17/2015	240,000	351,091
4.00%, 01/15/2010	355,000	356,167
6.000%, 05/13/2014	195,000	212,492
National Gas Company
6.050%, 01/15/2036 (S)	105,000	96,626
National Rural Utilities Cooperative
Finance Corp.
2.625%, 09/16/2012	160,000	162,899
Navistar Financial Corp.
1.000%, 07/01/2010	746,104	733,980
Nissan Motor Acceptance Corp.
4.625%, 03/08/2010 (S)	120,000	119,922
Nuveen Investments, Inc.
1.000%, 11/09/2014	1,133,809	946,377
5.500%, 09/15/2015	1,025,000	702,125
10.500%, 11/15/2015 (S)	525,000	462,000
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
10.625%, 04/01/2017	150,000	156,750
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	190,000	196,658
Raymond James Financial, Inc.
8.600%, 08/15/2019	100,000	111,000
Reliance Intermediate Holdings LP, Sr
Note
9.500%, 12/15/2019 (S)	425,000	444,125
SLM Corp.
5.125%, 08/27/2012	220,000	202,982
5.375%, 05/15/2014	475,000	404,176
8.450%, 06/15/2018	1,290,000	1,165,253
TAM Capital, Inc.
7.375%, 04/25/2017	200,000	176,000
Teco Finance, Inc.
6.572%, 11/01/2017	37,000	38,787
7.000%, 05/01/2012	53,000	57,375
TNK-BP Finance SA
6.625%, 03/20/2017	250,000	236,875
TransCapitalInvest, Ltd.
8.700%, 08/07/2018	375,000	423,750
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	54,000	92,208
UBS AG/Jersey
4.500%, 09/16/2019	100,000	146,199

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
UCI Holdco, Inc.
9.250%, 12/15/2013	$588,022	$399,855
Universal City Development Partners,
Ltd.
8.875%, 11/15/2015 (S)	350,000	340,375
10.875%, 11/15/2016 (S)	150,000	150,375
UPC Germany GmbH
8.125%, 12/01/2017 (S)	325,000	324,580
9.625%, 12/01/2019 (S)	282,000	422,908
Wells Fargo Financial Canada Corp.,
MTN
4.330%, 12/06/2013	45,000	44,352
White Nights Finance BV for Gazprom
10.500%, 03/25/2014	200,000	231,974

		43,517,096
Electric - 2.20%
AES Corp.
7.750%, 03/01/2014	50,000	50,125
9.750%, 04/15/2016 (S)	500,000	538,750
Alabama Power Company
4.850%, 12/15/2012	100,000	109,109
Allegheny Energy Supply Company
LLC
6.750%, 10/15/2039 (S)	400,000	385,082
Appalachian Power Company
5.650%, 08/15/2012	170,000	184,108
6.375%, 04/01/2036	170,000	179,531
7.950%, 01/15/2020	100,000	123,183
Baltimore Gas & Electric Company
5.900%, 10/01/2016	285,000	309,065
Black Hills Corp.
6.500%, 05/15/2013	235,000	250,971
9.000%, 05/15/2014	115,000	134,363
Calpine Corp.
5.725%, 03/29/2014	246,241	224,448
Carolina Power & Light Company
5.300%, 01/15/2019	140,000	152,100
CEZ AS, EMTN
5.750%, 05/26/2015	50,000	82,656
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038	170,000	203,089
Consumers Energy Company
5.800%, 09/15/2035	100,000	99,990
6.000%, 02/15/2014	160,000	177,096
6.700%, 09/15/2019	235,000	274,497
Dominion Resources, Inc.
4.750%, 12/15/2010	100,000	103,669
E.ON International Finance BV
5.125%, 10/02/2012	50,000	80,475
5.500%, 01/19/2016	40,000	66,699
Edison SpA, EMTN
5.125%, 12/10/2010	28,000	43,432
EDP Finance BV
3.750%, 06/22/2015	80,000	121,033
4.900%, 10/01/2019 (S)	480,000	493,894

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
El Paso Electric Company
6.000%, 05/15/2035	$245,000	$231,294
Elia System Operator SA
4.750%, 05/13/2014	42,000	66,611
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019 (S)	100,000	112,500
Enel Finance International SA
6.000%, 10/07/2039 (S)	770,000	789,446
Enel SpA
6.250%, 06/20/2019	50,000	88,618
Energy Future Holdings Corp.
10.875%, 11/01/2017	500,000	351,250
11.250%, 11/01/2017	1,042,510	641,144
Entergy Gulf States Louisiana LLC
5.590%, 10/01/2024	210,000	216,183
Entergy Louisiana LLC
5.400%, 11/01/2024	115,000	117,967
5.830%, 11/01/2010	35,000	35,087
Exelon Generation Company LLC
6.250%, 10/01/2039	335,000	349,880
FirstEnergy Solutions Corp., Gtd Sr
Note
4.800%, 02/15/2015 (S)	185,000	192,264
Hydro One, Inc.
5.180%, 10/18/2017	69,000	72,258
Illinois Power Company
6.125%, 11/15/2017	120,000	130,394
Israel Electric Corp., Ltd.
9.375%, 01/28/2020	250,000	313,406
Majapahit Holding BV
8.000%, 08/07/2019 (S)	100,000	102,500
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	290,000	298,324
Mirant North America LLC
4.131%, 01/03/2013	223,520	207,874
7.375%, 12/31/2013	50,000	49,250
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	268,898
National Grid PLC
5.000%, 07/02/2018	62,000	97,315
6.500%, 04/22/2014	50,000	84,132
National Power Corp.
4.517%, 08/23/2011 (S)	200,000	207,500
6.875%, 11/02/2016	100,000	106,879
9.625%, 05/15/2028	135,000	162,675
Nevada Power Company
5.875%, 01/15/2015	45,000	49,399
6.650%, 04/01/2036	410,000	442,149
6.750%, 07/01/2037	245,000	267,853
NiSource Finance Corp.
6.150%, 03/01/2013	145,000	155,528
10.750%, 03/15/2016	85,000	102,815
North American Energy Alliance LLC
10.875%, 06/01/2016 (S)	175,000	182,438
Northeast Utilities
5.650%, 06/01/2013	370,000	385,364
Northern States Power Company
5.350%, 11/01/2039	100,000	101,496

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc.
7.375%, 02/01/2016 to 01/15/2017	$280,000	$277,975
Ohio Power Company
5.750%, 09/01/2013	195,000	211,287
Orion Power Holdings, Inc.
12.000%, 05/01/2010	200,000	205,500
Pacific Gas & Electric Company
4.800%, 03/01/2014	170,000	183,680
6.350%, 02/15/2038	110,000	123,994
Pennsylvania Electric Company
6.150%, 10/01/2038	240,000	241,594
PNM Resources, Inc.
9.250%, 05/15/2015	550,000	569,250
Public Service Company Of Oklahoma
5.150%, 12/01/2019	205,000	210,954
Public Service Electric & Gas Company
5.700%, 12/01/2036	285,000	301,268
RRI Energy, Inc.
7.625%, 06/15/2014	350,000	339,500
7.875%, 06/15/2017	250,000	238,125
RWE Finance BV
6.375%, 06/03/2013	30,000	54,146
San Diego Gas & Electric Company
6.000%, 06/01/2039	175,000	195,144
Scottish & Southern Energy PLC
6.125%, 07/29/2013	50,000	82,469
Scottish Power UK PLC
8.375%, 02/20/2017	39,000	79,006
Sierra Pacific Resources
7.803%, 06/15/2012	125,000	126,376
Southern California Edison Company
5.750%, 03/15/2014	110,000	123,215
Southern Company
4.150%, 05/15/2014	145,000	152,787
5.300%, 01/15/2012	95,000	102,382
Tampa Electric Company
6.150%, 05/15/2037	230,000	244,267
Taqa Abu Dhabi National Energy
Company
5.620%, 10/25/2012 (S)	720,000	731,326
Texas Competitive Electric Holdings
Company LLC, Gtd Sr Note
10.500%, 11/01/2016	362,590	224,806
Texas Competitive Electric LLC
1.000%, 10/10/2014	246,231	183,227
Union Electric Company
5.400%, 02/01/2016	285,000	299,416
Virginia Electric and Power Company
4.500%, 12/15/2010	230,000	238,213
5.100%, 11/30/2012	210,000	230,076
West Penn Power Company
5.950%, 12/15/2017 (S)	220,000	234,417
Westar Energy, Inc.
5.100%, 07/15/2020	185,000	188,777

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc.
7.000%, 12/01/2010	$30,000	$31,571

		17,792,804
Electrical Components & Equipment - 0.04%
Anixter, Inc.
10.000%, 03/15/2014	300,000	327,750
Electronics - 0.15%
Dresser, Inc.
1.000%, 05/04/2015	1,250,000	1,128,125
Flextronics International, Ltd.
6.250%, 11/15/2014	68,000	65,960

		1,194,085
Engineering&Construction - 0.25%
Dycom Industries, Inc.
8.125%, 10/15/2015	275,000	253,000
Esco Corp.
4.174%, 12/15/2013 (S)	175,000	160,125
8.625%, 12/15/2013 (S)	600,000	597,000
Greater Toronto Airports Authority
6.250%, 12/13/2012 (S)	47,000	49,687
6.470%, 02/02/2034 (S)	40,000	42,064
Obrascon Huarte Lain SA
6.250%, 05/18/2012	500,000	707,606
Odebrecht Finance, Ltd., Gtd Sr Note
7.000%, 04/21/2020 (S)	200,000	194,500

		2,003,982
Entertainment - 0.50%
AMC Entertainment, Inc., Sr Note
8.750%, 06/01/2019	425,000	432,438
Cinemark USA, Inc., Gtd Sr Note
8.625%, 06/15/2019 (S)	525,000	540,750
Isle of Capri Casinos, Inc., Gtd Sr Sub
Note
7.000%, 03/01/2014	421,000	366,270
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)	350,000	340,375
Penn National Gaming, Inc.
6.750%, 03/01/2015	50,000	47,750
8.750%, 08/15/2019 (S)	175,000	174,125
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	500,000	445,000
8.250%, 03/15/2012	123,000	123,000
8.625%, 08/01/2017 (S)	475,000	472,625
Regal Cinemas Corp., Gtd Sr Note
8.625%, 07/15/2019 (S)	300,000	307,500
Shingle Springs Tribal Gaming
Authority
9.375%, 06/15/2015 (S)	600,000	435,000
Speedway Motorsports, Inc.
6.750%, 06/01/2013	85,000	83,725
8.750%, 06/01/2016	225,000	237,375

		4,005,933

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Environmental Control - 0.21%
Casella Waste Systems, Inc.
9.750%, 02/01/2013	$650,000	$633,750
Republic Services, Inc.
5.500%, 09/15/2019 (S)	385,000	403,333
Waste Management, Inc.
6.100%, 03/15/2018	235,000	255,658
7.375%, 05/15/2029	15,000	17,254
WCA Waste Corp.
9.250%, 06/15/2014	400,000	398,000

		1,707,995
Food - 0.89%
Ahold Finance USA, Inc.
0.00%, 03/14/2017	25,000	44,896
B&G Foods, Inc.
8.000%, 10/01/2011	450,000	457,875
12.000%, 10/30/2016	11,050	77,029
Campofrio Food SA
8.250%, 10/31/2016 (S)	62,000	92,737
Casino Guichard Perrachon SA
4.875%, 04/10/2014	50,000	78,472
6.375%, 04/04/2013	50,000	82,202
Delhaize Group
5.625%, 06/27/2014	50,000	79,360
6.500%, 06/15/2017	250,000	278,461
Dole Food Company, Inc., Sr Sec Note
13.875%, 03/15/2014 (S)	130,000	152,750
General Mills, Inc.
5.250%, 08/15/2013	270,000	296,629
5.650%, 02/15/2019	35,000	38,278
11.973%, 10/15/2010	275,000	298,824
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)	425,000	442,000
Ingles Markets, Inc.
8.875%, 05/15/2017	375,000	386,250
JBS SA
9.375%, 02/07/2011	100,000	102,500
JBS USA LLC
11.625%, 05/01/2014 (S)	375,000	416,719
Kellogg Company
4.250%, 03/06/2013	675,000	720,777
Kroger Company
3.900%, 10/01/2015	390,000	403,131
6.800%, 04/01/2011	220,000	235,437
7.500%, 01/15/2014	117,000	136,304
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	983,602	891,143
Safeway, Inc.
5.000%, 08/15/2019	195,000	201,033
5.800%, 08/15/2012	150,000	164,652
6.250%, 03/15/2014	40,000	44,898
Supervalu, Inc.
3.095%, 06/20/2011	208,333	199,675
Sysco Corp.
5.250%, 02/12/2018	110,000	119,902
Tesco PLC

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food (continued)
5.500%, 12/13/2019	$60,000	$102,498
5.875%, 09/12/2016	50,000	84,736
Tyson Foods, Inc., Sr Note
10.500%, 03/01/2014	525,000	593,250

		7,222,418
Food Service - 0.01%
Compass Group PLC
7.000%, 12/08/2014	25,000	45,919
Forest Products & Paper - 0.54%
Boise Paper Holdings LLC
9.000%, 11/01/2017 (S)	200,000	204,000
Cascades, Inc.
7.750%, 12/15/2017 (S)	225,000	223,875
Cellu Tissue Holdings Inc
11.500%, 06/01/2014	300,000	327,750
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013	80,000	83,708
8.625%, 08/15/2010	220,000	230,250
Clearwater Paper Corp.
10.625%, 06/15/2016 (S)	200,000	220,000
Domtar Corp.
5.375%, 12/01/2013	175,000	168,438
7.125%, 08/15/2015	400,000	396,000
9.500%, 08/01/2016	50,000	53,000
Georgia Pacific LLC
8.250%, 05/01/2016 (S)	475,000	503,500
Georgia-Pacific Corp.
7.000%, 01/15/2015 (S)	100,000	101,250
7.125%, 01/15/2017 (S)	400,000	405,000
International Paper Company, Sr Note
9.375%, 05/15/2019	250,000	310,176
NewPage Corp., Gtd Sr Sec Note
11.375%, 12/31/2014 (S)	275,000	270,875
Sappi Papier Holding AG, Series 144A
6.750%, 06/15/2012 (S)	300,000	279,000
Smurfit Kappa Acquisitions
7.250%, 11/15/2017 (S)	125,000	183,901
7.750%, 11/15/2019 (S)	254,000	369,456

		4,330,179
Gas - 0.15%
AGL Capital Corp.
5.250%, 08/15/2019	300,000	313,103
Atmos Energy Corp.
5.950%, 10/15/2034	40,000	38,984
8.500%, 03/15/2019	55,000	68,913
CenterPoint Energy, Inc.
7.250%, 09/01/2010	205,000	210,329
Centrica PLC
7.125%, 12/09/2013	50,000	86,183
Piedmont Natural Gas Company
6.000%, 12/19/2033	15,000	13,922
Sempra Energy
6.000%, 10/15/2039	280,000	278,052

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas (continued)
7.950%, 03/01/2010	$175,000	$178,094

		1,187,580
Government - 0.03%
ubadala Development Company
5.750%, 05/06/2014 (S)	250,000	265,325
Healthcare Products - 0.25%
Bausch & Lomb, Inc.
9.000%, 04/30/2015	243,817	232,845
9.875%, 11/01/2015	200,000	205,500
axter International, Inc.
4.000%, 03/01/2014	100,000	105,754
iomet, Inc.
11.625%, 10/15/2017	625,000	679,688
oston Scientific Corp.
6.000%, 06/15/2011	100,000	103,000
Medtronic, Inc.
4.375%, 09/15/2010	145,000	149,207
4.750%, 09/15/2015	270,000	297,055
Universal Hospital Services, Inc.
3.859%, 06/01/2015	200,000	168,000
8.500%, 06/01/2015	100,000	98,500

		2,039,549
Healthcare Services - 1.00%
Centene Corp.
7.250%, 04/01/2014	450,000	444,375
Community Health Systems, Inc., Gtd
Sr Sub Note
8.875%, 07/15/2015	150,000	153,000
DaVita, Inc.
1.000%, 10/05/2011	192,308	163,462
Express Scripts, Inc., Sr Note
6.250%, 06/15/2014	575,000	637,948
HCA, Inc.
4.696%, 11/18/2012	182,758	171,793
8.500%, 04/15/2019 (S)	500,000	527,500
9.250%, 11/15/2016	250,000	264,375
9.625%, 11/15/2016	956,000	1,019,335
Health Management Associates, Inc.
6.125%, 04/15/2016	575,000	527,563
Healthsouth Corp.
1.000%, 03/15/2014	98,782	93,061
10.750%, 06/15/2016	425,000	463,250
Highmark, Inc.
6.800%, 08/15/2013 (S)	225,000	239,148
Symbion, Inc.
11.000%, 08/23/2015	441,309	335,395
Tenet Healthcare Corp.
6.500%, 06/01/2012	225,000	224,999
9.875%, 07/01/2014	200,000	209,000
U.S. Oncology Holdings, Inc., PIK
6.428%, 03/15/2012	392,000	352,800
U.S. Oncology, Inc.
9.125%, 08/15/2017 (S)	250,000	260,625
United Surgical Partners International,
Inc.
8.875%, 05/01/2017	450,000	459,000

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
US Oncology, Inc.
10.750%, 08/15/2014	$175,000	$182,875
Vanguard Health Holding Company I
LLC
11.250%, 10/01/2015	350,000	367,500
Vanguard Health Holding Company II
LLC
9.000%, 10/01/2014	450,000	463,500
WellPoint, Inc.
5.000%, 01/15/2011	415,000	430,796
6.000%, 02/15/2014	85,000	92,846

		8,084,146
Holding Companies - 0.11%
Reynolds Group
7.750%, 10/15/2016 (S)	750,000	757,500
Stena AB
6.125%, 02/01/2017	85,000	111,678

		869,178
Home Builders - 0.15%
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)	100,000	102,250
Desarrolladora Homex SAB de CV
7.500%, 09/28/2015	75,000	72,000
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016 (S)	325,000	331,500
Lennar Corp.
5.600%, 05/31/2015	45,000	40,725
5.950%, 10/17/2011	25,000	25,125
MDC Holdings, Inc.
5.375%, 12/15/2014	60,000	61,171
NVR, Inc.
5.000%, 06/15/2010	115,000	116,187
Pulte Homes, Inc.
5.200%, 02/15/2015	75,000	69,750
Standard Pacific Escrow LLC
10.750%, 09/15/2016 (S)	250,000	247,500
Urbi Desarrollos Urbanos SAB DE CV
8.500%, 04/19/2016	125,000	120,000

		1,186,208
Home Furnishings - 0.06%
Sealy Mattress Company
8.250%, 06/15/2014	375,000	369,375
Whirlpool Corp.
6.125%, 06/15/2011	80,000	83,804

		453,179
Household Products - 0.11%
ACCO Brands Corp., Gtd Sr Sec Note
10.625%, 03/15/2015 (S)	125,000	134,844
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)	350,000	343,000

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Products (continued)
Yankee Acquisition Corp., Gtd Sr Sub
Note
8.500%, 02/15/2015	$400,000	$390,000

		867,844
Insurance - 1.07%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	240,000	261,539
5.900%, 06/15/2019	95,000	106,135
Aflac, Inc., Sr Note
8.500%, 05/15/2019	420,000	497,433
Allstate Life Funding LLC
6.375%, 01/17/2011	49,000	83,294
Asurion Corp., PIK
1.000%, 07/07/2015	750,000	718,125
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013	300,000	322,688
Cloverie PLC for Zurich Insurance
Company
7.500%, 07/24/2039	50,000	83,593
HUB International Holdings, Inc.
1.000%, 06/13/2014	246,249	213,416
9.000%, 12/15/2014 (S)	550,000	529,375
10.250%, 06/15/2015 (S)	975,000	887,250
Lincoln National Corp., Sr Note
8.750%, 07/01/2019	170,000	198,319
Markel Corp
7.125%, 09/30/2019	320,000	335,200
MetLife, Inc., Sr Note
6.750%, 06/01/2016	15,000	17,231
Metropolitan Life Global Funding
5.125%, 11/09/2011 (S)	135,000	142,157
Metropolitan Life Global Funding I
2.875%, 09/17/2012 (S)	80,000	80,971
4.625%, 05/16/2017	100,000	141,869
5.125%, 06/10/2014 (S)	165,000	177,173
Muenchener Rueckversicherungs AG
5.767%,	50,000	66,819
New York Life Global Funding
2.250%, 12/14/2012 (S)	420,000	424,081
4.375%, 01/19/2017	100,000	146,642
NLV Financial Corp.
7.500%, 08/15/2033 (S)	285,000	216,634
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,340
Pacific Life Funding LLC
5.125%, 01/20/2015	89,000	143,099
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	125,000	133,146
Principal Financial Global Funding II
LLC
4.500%, 01/26/2017	50,000	65,346
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	161,997
7.875%, 05/15/2014	385,000	435,956
8.875%, 05/15/2019	135,000	159,418

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Life Income Funding Trusts
5.200%, 11/15/2010	$40,000	$41,306
Prudential Financial, Inc.
3.625%, 09/17/2012	325,000	333,446
6.200%, 01/15/2015	175,000	188,549
Prudential Financial, Inc. MTN
4.750%, 09/17/2015	320,000	325,771
Reinsurance Group Of America, Inc.
6.450%, 11/15/2019	150,000	154,787
RLI Corp.
5.950%, 01/15/2014	20,000	20,059
Sun Life Assurance Company
6.150%, 06/30/2022	42,000	43,107
The Travelers Companies, Inc.
5.900%, 06/02/2019	175,000	195,702
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	170,000	170,238
USI Holdings Corp.
9.750%, 05/15/2015 (S)	225,000	200,250
Willis North America, Inc.
6.200%, 03/28/2017	195,000	193,944

		8,631,405
Internet - 0.09%
Netflix, Inc., Sr Note
8.500%, 11/15/2017 (S)	225,000	230,625
Skype Technologies SA
1.000%, 09/03/2014	250,000	252,125
Terremark Worldwide, Inc.
12.000%, 06/15/2017 (S)	250,000	272,813

		755,563
Investment Companies - 0.09%
RAKIA Sukuk Company, Ltd.
1.814%, 12/05/2012	200,000	187,000
Xstrata Finance Canada, Ltd.
5.250%, 06/13/2017	80,000	121,974
5.500%, 11/16/2011 (S)	420,000	440,441

		749,415
Iron & Steel - 0.43%
Allegheny Technologies, Inc., Sr Note
9.375%, 06/01/2019	165,000	189,868
ArcelorMittal
5.375%, 06/01/2013	800,000	841,242
9.375%, 06/03/2016	50,000	90,312
Evraz Group SA
8.875%, 04/24/2013	200,000	199,000
Metals USA Holdings Corp.
7.540%, 07/01/2012	54,535	46,355
Metals USA, Inc.
11.125%, 12/01/2015	175,000	170,844
Ryerson, Inc., Sr Sec Note
12.000%, 11/01/2015	450,000	457,875
Steel Capital SA
9.750%, 07/29/2013	250,000	250,625
Steel Dynamics, Inc.

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Iron & Steel (continued)
6.750%, 04/01/2015	$140,000	$135,800
7.375%, 11/01/2012	225,000	224,438
Tube City IMS Corp.
9.750%, 02/01/2015	675,000	631,125
Usiminas Commercial, Ltd.
7.250%, 01/18/2018	230,000	240,925

		3,478,409
Leisure Time - 0.19%
Cirsa Finance Luxembourg SA
8.750%, 05/15/2014 (S)	50,000	69,822
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)	100,000	101,750
Leslie's Poolmart
7.750%, 02/01/2013	350,000	350,000
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	100,000	95,000
Sabre Holdings Corp.
1.000%, 03/30/2013	750,000	637,083
Town Sports International, Inc.
7.125%, 03/01/2014	243,750	223,031
Travelport LLC, Gtd Sr Sub Note
11.875%, 09/01/2016	50,000	50,000

		1,526,686
Lodging - 0.74%
Ameristar Casinos, Inc., Sr Note
9.250%, 06/01/2014 (S)	300,000	306,000
Gaylord Entertainment Company
6.750%, 11/15/2014	500,000	452,500
Harrah's Operating Company, Inc.
10.000%, 12/15/2015 to 12/15/2018
(S)	525,000	403,500
11.250%, 06/01/2017 (S)	300,000	306,750
Harrahs Operating Escrow LLC, Sr Sec
Note
11.250%, 06/01/2017 (S)	525,000	535,500
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)	240,000	248,671
Little Traverse Bay Bands of Odawa
Indians, Sr Note
10.250%, 02/15/2014 (H)(S)	50,000	12,500
MGM Mirage, Inc.
6.750%, 09/01/2012	300,000	255,750
10.375%, 05/15/2014 (S)	150,000	160,125
11.125%, 11/15/2017 (S)	525,000	574,875
11.375%, 03/01/2018 (S)	650,000	560,625
13.000%, 11/15/2013	100,000	112,750
Starwood Hotels & Resorts Worldwide,
Inc., Sr Note
7.875%, 10/15/2014	475,000	500,531
Wynn Las Vegas LLC
7.875%, 11/01/2017 (S)	1,550,000	1,542,250

		5,972,327
Machinery-Diversified - 0.15%
Columbus McKinnon Corp.
8.875%, 11/01/2013	575,000	589,375

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Machinery-Diversified (continued)
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	$125,000	$130,625
MAN SE
7.250%, 05/20/2016	25,000	44,318
Manitowoc, Inc., Gtd Sr Note
7.125%, 11/01/2013	200,000	185,500
Roper Industries, Inc., Sr Note
6.250%, 09/01/2019	225,000	240,377

		1,190,195
Media - 2.43%
AOL Time Warner, Inc.
6.875%, 05/01/2012	215,000	238,402
Bertelsmann AG
4.750%, 09/26/2016	75,000	112,833
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	195,000	212,125
9.500%, 11/15/2018 (S)	405,000	533,439
Cablemas SA de CV
9.375%, 11/15/2015	350,000	379,575
Cequel Communications Holdings I Llc
And Cequel Capital Corp.
8.625%, 11/15/2017 (S)	375,000	369,375
Charter Communications, Inc.
12.875%, 09/15/2014 (H)(S)	300,000	334,125
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	149,000	174,434
Comcast Cable Communications, Inc.
6.750%, 01/30/2011	125,000	132,554
Comcast Corp.
5.850%, 01/15/2010	100,000	100,570
COX Communications, Inc.
6.250%, 06/01/2018 (S)	255,000	271,756
7.125%, 10/01/2012	171,000	193,181
7.750%, 11/01/2010	250,000	262,713
8.375%, 03/01/2039 (S)	80,000	97,916
CSC Holdings, Inc.
8.125%, 02/24/2012	192,568	184,704
8.625%, 02/15/2019 (S)	125,000	132,500
CW Media Holdings, Inc.
13.500%, 08/15/2015 (S)	108,431	112,226
DirecTV Holdings LLC
4.750%, 10/01/2014 (S)	290,000	299,371
5.875%, 10/01/2019 (S)	695,000	719,271
Discovery Communications LLC
5.625%, 08/15/2019	370,000	389,902
EchoStar DBS Corp.
6.625%, 10/01/2014	250,000	245,000
Grupo Televisa SA, Sr Bon
6.625%, 01/15/2040 (S)	385,000	385,465
Historic TW, Inc.
6.875%, 06/15/2018	890,000	1,007,986
ITV PLC
10.000%, 06/30/2014	50,000	79,079
Kabel Deutschland GmbH
10.625%, 07/01/2014	375,000	393,750

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
10.750%, 07/01/2014	$70,000	$111,152
Local Insight Regatta Holdings, Inc.
1.000%, 04/23/2015	750,000	581,250
News America, Inc.
6.150%, 03/01/2037	870,000	871,329
7.850%, 03/01/2039	85,000	99,953
Nexstar Broadcasting, Inc., Gtd Note
PIK
7.000%, 01/15/2014	317,611	222,725
Nexstar Finance Holdings LLC
11.375%, 04/01/2013	223,713	160,235
Nexstar Finance, Inc., Sr Sub Note
7.000%, 01/15/2014	105,000	73,631
Nielsen Finance LLC
10.000%, 08/01/2014	225,000	232,313
11.500%, 05/01/2016	100,000	107,500
11.625%, 02/01/2014	250,000	268,750
Rogers Cable, Inc.
6.250%, 06/15/2013	280,000	308,255
Sinclair Broadcast Group, Inc.
8.000%, 03/15/2012	725,000	696,906
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	250,000	253,438
Sirius XM Radio, Inc.
9.625%, 08/01/2013	250,000	241,250
9.750%, 09/01/2015 (S)	150,000	154,688
Sun Media Corp.
7.625%, 02/15/2013	325,000	290,875
Thomson Reuters Corp.
5.200%, 12/01/2014	40,000	41,421
5.950%, 07/15/2013	345,000	387,608
6.500%, 07/15/2018	340,000	393,340
Time Warner Cable, Inc.
5.400%, 07/02/2012	470,000	506,501
7.300%, 07/01/2038	645,000	727,138
7.500%, 04/01/2014	45,000	52,234
8.250%, 02/14/2014	215,000	254,470
Time Warner, Inc.
7.700%, 05/01/2032	295,000	345,786
TL Acquisitions, Inc.
13.250%, 07/15/2015 (S)	475,000	451,844
Univision Communications, Inc.
7.600%, 09/29/2014	250,000	204,688
9.750%, 03/15/2015 (S)	1,394,562	1,112,163
12.000%, 07/01/2014 (S)	350,000	380,625
Videotron Ltee
6.375%, 12/15/2015	125,000	118,594
6.875%, 01/15/2014	390,000	380,250
9.125%, 04/15/2018 (S)	100,000	107,000
Vivendi SA
5.750%, 04/04/2013 (S)	410,000	436,049
Weather Channel Company
1.000%, 07/25/2015	246,880	246,880
WPP PLC
6.625%, 05/12/2016	50,000	82,530
XM Satellite Radio, Inc.

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
11.250%, 06/15/2013 (S)	$175,000	$184,625
13.000%, 08/01/2013 (S)	1,125,000	1,167,188

		19,617,436
Metal Fabricate/Hardware - 0.04%
Hawk Corp.
8.750%, 11/01/2014	331,000	328,518
Mining - 0.94%
Barrick Australian Finance Property
5.950%, 10/15/2039 (S)	225,000	223,197
Barrick Gold Financeco LLC
6.125%, 09/15/2013	825,000	920,674
BHP Billiton Finance, Ltd.
4.750%, 04/04/2012	50,000	79,257
5.400%, 03/29/2017	170,000	185,469
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021	100,000	70,920
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	360,000	438,415
Freeport-McMoRan Copper & Gold,
Inc., Sr Note
8.375%, 04/01/2017	750,000	809,063
Novelis, Inc.
7.250%, 02/15/2015	325,000	293,313
11.500%, 02/15/2015 (S)	525,000	546,000
Placer Dome, Inc.
6.450%, 10/15/2035	315,000	333,476
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	455,000	499,403
8.950%, 05/01/2014	675,000	811,697
Southern Copper Corp.
7.500%, 07/27/2035	200,000	200,652
Teck Resources, Ltd.
9.750%, 05/15/2014	150,000	168,563
10.250%, 05/15/2016	525,000	593,250
10.750%, 05/15/2019	525,000	612,938
Vale Overseas, Ltd.
6.250%, 01/23/2017	300,000	321,312
6.875%, 11/21/2036 to 11/10/2039	483,000	497,091

		7,604,690
Miscellaneous Manufacturers - 0.50%
3M Company
4.650%, 12/15/2012	405,000	445,902
5.700%, 03/15/2037	200,000	221,891
AGY Holding Corp.
11.000%, 11/15/2014	250,000	203,750
American Railcar Industries, Inc.
7.500%, 03/01/2014	350,000	318,500
Bombardier, Inc.
6.300%, 05/01/2014 (S)	575,000	554,875
6.750%, 05/01/2012 (S)	200,000	203,000
7.450%, 05/01/2034 (S)	300,000	260,250
8.000%, 11/15/2014 (S)	575,000	583,625
Colt Defense LLC
8.750%, 11/15/2017 (S)	225,000	226,125

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers (continued)
Danaher Corp.
5.400%, 03/01/2019	$70,000	$77,222
Danaher European Finance Company
4.500%, 07/22/2013	50,000	77,253
Honeywell International, Inc.
4.250%, 03/01/2013	210,000	224,562
5.300%, 03/01/2018	235,000	255,572
Koppers, Inc.
7.875%, 12/01/2019 (S)	150,000	150,000
RBS Global, Inc.
9.500%, 08/01/2014	225,000	223,875

		4,026,402
Office & Business Equipment - 0.14%
Xerox Corp.
5.500%, 05/15/2012	295,000	312,628
5.650%, 05/15/2013	370,000	393,702
6.350%, 05/15/2018	205,000	220,499
8.250%, 05/15/2014	180,000	209,415

		1,136,244
Oil & Gas - 3.14%
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	425,000	425,000
Berry Petroleum Company
10.250%, 06/01/2014	300,000	321,000
BG Energy Capital PLC
5.125%, 12/07/2017	50,000	85,517
Bill Barrett Corp.
9.875%, 07/15/2016	300,000	316,500
Canadian Natural Resources, Ltd.
4.500%, 01/23/2013	45,000	45,289
5.150%, 02/01/2013	180,000	193,859
6.250%, 03/15/2038	380,000	403,590
6.450%, 06/30/2033	75,000	81,217
Chesapeake Energy Corp.
9.500%, 02/15/2015	250,000	261,875
Compton Petroleum Finance Corp.
7.625%, 12/01/2013	125,000	93,125
Concho Resources Inc/Midland TX
8.625%, 10/01/2017	425,000	436,688
Connacher Oil and Gas, Ltd.
10.250%, 12/15/2015 (S)	1,225,000	1,059,625
Continental Resources Inc/
8.250%, 10/01/2019 (S)	125,000	128,438
Denbury Resources, Inc.
9.750%, 03/01/2016	325,000	343,688
Devon Energy Corp., Sr Note
5.625%, 01/15/2014	105,000	116,282
Devon Financing Corp.
6.875%, 09/30/2011	335,000	366,124
7.875%, 09/30/2031	375,000	473,324
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	240,000	256,775
5.150%, 09/01/2014	330,000	354,491
5.700%, 10/15/2039	75,000	74,992
5.875%, 05/01/2019	80,000	87,397

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Ecopetrol SA
7.625%, 07/23/2019	$100,000	$112,880
EnCana Corp.
5.800%, 01/18/2018 (S)	30,000	31,157
5.900%, 12/01/2017	380,000	415,363
6.500%, 05/15/2019 to 08/15/2034	410,000	451,676
Encore Acquisition Company
9.500%, 05/01/2016	150,000	158,250
EOG Resources, Inc.
5.875%, 09/15/2017	185,000	207,321
6.125%, 10/01/2013	215,000	241,966
Forest Oil Corp.
8.500%, 02/15/2014 (S)	100,000	102,250
Gaz Capital for Gazprom
4.560%, 12/09/2012	150,000	227,035
8.625%, 04/28/2034	175,000	192,955
Gaz Capital SA
7.288%, 08/16/2037	490,000	448,987
8.125%, 07/31/2014 (S)	100,000	106,130
8.146%, 04/11/2018	300,000	315,780
Hercules Offshore LLC, Sr Sec Note
10.500%, 10/15/2017 (S)	275,000	277,750
Hercules Offshore, Inc.
7.360%, 07/11/2013	346,501	330,620
Hess Corp.
6.650%, 08/15/2011	310,000	335,885
7.875%, 10/01/2029	368,000	440,113
8.125%, 02/15/2019	55,000	67,682
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	1,175,000	1,130,938
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018	300,000	328,500
11.750%, 01/23/2015 (S)	250,000	296,875
Marathon Oil Corp.
5.900%, 03/15/2018	100,000	107,366
6.000%, 10/01/2017	220,000	239,241
6.500%, 02/15/2014	85,000	95,546
6.600%, 10/01/2037	80,000	85,879
Mariner Energy, Inc.
11.750%, 06/30/2016	325,000	358,313
Nabors Industries, Inc.
9.250%, 01/15/2019	190,000	236,653
Nustar Logistics LP, Gtd Sr Note
7.650%, 04/15/2018	180,000	202,445
OPTI Canada, Inc.
8.250%, 12/15/2014	675,000	540,000
Pemex Project Funding Master Trust
1.599%, 06/15/2010 (S)	215,000	215,000
5.750%, 03/01/2018	465,000	472,917
6.250%, 08/05/2013	120,000	191,448
7.500%, 12/18/2013	50,000	87,190
Penn Virginia Corp.
10.375%, 06/15/2016	175,000	188,563
Petro-Canada
6.800%, 05/15/2038	125,000	137,647
Petrobras International Finance
Company

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
5.750%, 01/20/2020	$360,000	$366,750
5.875%, 03/01/2018	260,000	270,720
7.875%, 03/15/2019	204,000	238,329
PetroHawk Energy Corp.
7.875%, 06/01/2015	150,000	149,625
9.125%, 07/15/2013	650,000	674,375
10.500%, 08/01/2014	425,000	460,063
Petroleos de Venezuela SA
5.250%, 04/12/2017	1,620,000	842,400
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	200,000	200,500
8.000%, 05/03/2019	160,000	188,000
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019	200,000	225,500
Plains Exploration & Production
Company
7.000%, 03/15/2017	125,000	118,750
Pride International, Inc.
8.500%, 06/15/2019	150,000	166,125
Quicksilver Resources, Inc.
11.750%, 01/01/2016	400,000	444,500
Rowan Companies, Inc.
7.875%, 08/01/2019	230,000	253,607
SandRidge Energy Inc., PIK
8.625%, 04/01/2015	1,000,000	958,750
SandRidge Energy, Inc.
3.915%, 04/01/2014	500,000	422,876
SeaRiver Maritime, Inc.
0.00%, 09/01/2012 (K)	315,000	295,308
Shell International Finance BV
1.300%, 09/22/2011	415,000	418,952
4.300%, 09/22/2019	210,000	215,211
6.375%, 12/15/2038	225,000	261,008
Sunoco, Inc.
4.875%, 10/15/2014	30,000	30,603
5.750%, 01/15/2017	240,000	248,499
9.625%, 04/15/2015	330,000	399,621
Swift Energy Company
8.875%, 01/15/2020	400,000	398,000
Transocean, Inc.
5.250%, 03/15/2013	100,000	107,904
Valero Energy Corp.
6.125%, 06/15/2017	510,000	538,732
9.375%, 03/15/2019	140,000	169,040
Woodside Finance, Ltd., Note
4.500%, 11/10/2014 (S)	150,000	153,555
XTO Energy, Inc.
4.625%, 06/15/2013	450,000	473,861
5.650%, 04/01/2016	120,000	128,079
YPF SA, MTNC
10.000%, 11/02/2028	220,000	220,550

		25,342,910
Oil & Gas Services - 0.35%
Compagnie Generale de Geophysique
SA
7.500%, 05/15/2015	100,000	99,000
7.750%, 05/15/2017	750,000	741,563

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Complete Production Services, Inc.
8.000%, 12/15/2016	$1,525,000	$1,494,500
Smith International, Inc.
8.625%, 03/15/2014	325,000	378,591
Weatherford International, Ltd., Gtd
Note
9.625%, 03/01/2019	115,000	143,674

		2,857,328
Packaging & Containers - 0.68%
Ball Corp.
7.125%, 09/01/2016	400,000	410,000
7.375%, 09/01/2019	250,000	255,625
Berry Plastics Escrow LLC, Sr Sec
Note
8.250%, 11/15/2015 (S)	525,000	515,813
Beverage Packaging Holdings
Luxembourg Ii Sa
9.500%, 06/15/2017 (S)	700,000	998,531
BWAY Corp., Sr Sub Note
10.000%, 04/15/2014 (S)	250,000	261,875
Clondalkin Acquisition BV
2.299%, 12/15/2013 (S)	625,000	551,563
2.773%, 12/15/2013 (S)	90,000	118,247
Crown Americas LLC
7.625%, 05/15/2017 (S)	250,000	255,000
Graham Packaging Company LP, Gtd
Sr Sub Note
9.875%, 10/15/2014	675,000	685,125
Graphic Packaging International, Inc.
9.500%, 08/15/2013 to 06/15/2017	425,000	446,125
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (S)	525,000	524,344
10.625%, 08/15/2019 (S)	100,000	110,000
Rock-Tenn Company
9.250%, 03/15/2016	225,000	241,875
Vitro SA de CV
8.625%, 02/01/2012 (H)	200,000	86,500

		5,460,623
Pharmaceuticals - 0.29%
Amerisourcebergen Corp.
4.875%, 11/15/2019	75,000	75,676
AstraZeneca PLC, EMTN
5.125%, 01/15/2015	50,000	82,439
Eli Lilly & Company
5.550%, 03/15/2037	205,000	213,759
Express Scripts, Inc.
5.250%, 06/15/2012	400,000	429,050
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	225,000	229,778
Merck KGAA
4.750%, 11/26/2010	50,000	77,329
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	325,000	352,230
Valeant Pharmaceuticals, Sr Note
8.375%, 06/15/2016 (S)	200,000	206,000

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014	$260,000	$270,349
6.125%, 08/15/2019	210,000	222,991
Wyeth
5.950%, 04/01/2037	205,000	225,050

		2,384,651
Pipelines - 1.03%
Boardwalk Pipelines LLC
5.500%, 02/01/2017	305,000	306,773
Boardwalk Pipelines LP
5.750%, 09/15/2019	205,000	208,806
Buckeye Partners LP
5.500%, 08/15/2019	155,000	160,888
6.050%, 01/15/2018	140,000	149,700
Colorado Interstate Gas Company
5.950%, 03/15/2015	150,000	160,799
DCP Midstream LLC
9.700%, 12/01/2013 (S)	140,000	166,312
Dynegy Holdings, Inc.
7.500%, 06/01/2015	375,000	345,000
7.750%, 06/01/2019	725,000	592,688
El Paso Corp.
8.250%, 02/15/2016	225,000	232,875
12.000%, 12/12/2013	750,000	856,875
El Paso Natural Gas Company
5.950%, 04/15/2017	99,000	104,101
Enbridge, Inc.
7.200%, 06/18/2032	28,000	31,613
Enogex LLC
6.250%, 03/15/2020 (S)	350,000	354,484
Enterprise Products Operating LLC
5.250%, 01/31/2020	140,000	143,323
5.900%, 04/15/2013	300,000	324,457
7.550%, 04/15/2038	300,000	348,357
Enterprise Products Operating LP
4.950%, 06/01/2010	110,000	111,490
6.300%, 09/15/2017	215,000	237,273
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	90,000	101,806
Kinder Morgan Finance Company
5.700%, 01/05/2016	480,000	451,200
Kinder Morgan, Inc.
6.500%, 09/01/2012	139,000	142,823
Magellan Midstream Partners LP
6.550%, 07/15/2019	145,000	162,451
Northwest Pipeline Corp.
5.950%, 04/15/2017	65,000	70,211
Plains All American Pipeline LP
4.250%, 09/01/2012	195,000	203,473
5.750%, 01/15/2020	385,000	399,953
6.500%, 05/01/2018	200,000	218,946
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	100,000	103,085
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	99,000	104,087

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	$970,000	$1,005,553
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	100,000	119,521
Williams Companies, Inc.
7.750%, 06/15/2031	50,000	54,137
8.750%, 01/15/2020	305,000	356,476

		8,329,536
Real Estate - 0.67%
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)	500,000	500,000
AMB Property L.P., Gtd Note
6.625%, 12/01/2019	185,000	186,262
AMB Property LP
5.900%, 08/15/2013	45,000	46,610
6.300%, 06/01/2013	205,000	215,508
Atlantic Finance, Ltd.
8.750%, 05/27/2014 (S)	250,000	263,938
AvalonBay Communities, Inc.
4.950%, 03/15/2013	60,000	61,886
6.100%, 03/15/2020	240,000	252,153
6.125%, 11/01/2012	97,000	104,534
Camden Property Trust
4.375%, 01/15/2010	90,000	90,257
Duke Realty LP
6.250%, 05/15/2013	230,000	237,482
ERP Operating LP
5.250%, 09/15/2014	190,000	196,165
Federal Realty Investment Trust
6.000%, 07/15/2012	135,000	141,799
Hospitality Properties Trust
5.625%, 03/15/2017	225,000	200,612
7.875%, 08/15/2014	145,000	151,026
Host Marriott LP
6.750%, 06/01/2016	525,000	497,438
Kimco Realty Corp.
4.904%, 02/18/2015	60,000	58,943
Mack-Cali Realty Corp.
7.750%, 08/15/2019	150,000	159,977
Mack-Cali Realty LP
5.800%, 01/15/2016	75,000	70,835
Realogy Corp., Sr Sub Note
12.375%, 04/15/2015	650,000	409,500
Reckson Operating Partnership
6.000%, 03/31/2016	210,000	184,996
Regency Centers LP
5.875%, 06/15/2017	120,000	114,984
Simon Property Group LP
4.600%, 06/15/2010	120,000	121,683
5.300%, 05/30/2013	90,000	94,498
6.750%, 05/15/2014	155,000	169,833
Simon Property Group LP, REIT, Sr
Note
10.350%, 04/01/2019	35,000	45,166
Ventas Realty LP
6.500%, 06/01/2016	170,000	160,650
WEA Finance LLC

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
6.750%, 09/02/2019 (S)	$220,000	$231,172
7.500%, 06/02/2014 (S)	175,000	194,611
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	155,000	157,223
WT Finance Australia Property, Ltd.
3.625%, 06/27/2012	50,000	74,023

		5,393,764
Retail - 1.34%
AmeriGas Partners LP
7.125%, 05/20/2016	25,000	24,500
7.250%, 05/20/2015	325,000	320,125
Arcos Dorados BV, Gtd Sr Note
7.500%, 10/01/2019 (S)	500,000	500,000
Burlington Coat Factory Warehouse
Corp., Gtd Sr Note
11.125%, 04/15/2014	450,000	465,750
Couche-Tard US LP
7.500%, 12/15/2013	300,000	303,375
CVS Caremark Corp.
1.802%, 09/10/2010	360,000	363,317
Dollar General Corp.
11.875%, 07/15/2017	378,000	422,415
Federated Retail Holdings, Inc.
5.350%, 03/15/2012	280,000	280,000
Ferrellgas Partners LP
8.750%, 06/15/2012	900,000	902,250
Home Depot, Inc.
5.200%, 03/01/2011	80,000	83,455
HSN, Inc.
11.250%, 08/01/2016	125,000	137,813
Inergy LP/Inergy Finance Corp.
8.750%, 03/01/2015	250,000	255,000
JC Penney Company, Inc.
9.000%, 08/01/2012	385,000	423,500
Kingfisher PLC
5.625%, 12/15/2014	30,000	50,698
Limited Brands, Inc.
6.900%, 07/15/2017	25,000	23,875
8.500%, 06/15/2019 (S)	250,000	263,750
McDonald's Corp.
5.700%, 02/01/2039	125,000	132,758
Michaels Stores, Inc.
0.00%, 10/11/2013 to 11/01/2016 (K)	1,000,000	831,563
1.000%, 03/10/2013	142,690	126,637
11.375%, 11/01/2016	250,000	248,750
Neiman Marcus Group, Inc.
10.375%, 10/15/2015	525,000	473,813
Next PLC
5.875%, 10/12/2016	50,000	84,656
Nordstrom, Inc.
6.750%, 06/01/2014	50,000	56,460
O'Charleys, Inc.
9.000%, 11/01/2013	250,000	246,875
OSI Restaurant Partners, Inc.
1.000%, 06/14/2014	483,549	391,071
10.000%, 06/15/2015	175,000	151,375

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
PPR
8.625%, 04/03/2014	$50,000	$89,004
QVC Inc
7.500%, 10/01/2019 (S)	325,000	325,000
Rite Aid Corp.
9.750%, 06/12/2016	125,000	135,000
10.250%, 10/15/2019 (S)	275,000	279,813
10.375%, 07/15/2016	175,000	178,938
Sally Holdings LLC
9.250%, 11/15/2014	425,000	439,875
10.500%, 11/15/2016	75,000	80,250
Staples, Inc., Sr Note
9.750%, 01/15/2014	220,000	266,071
Target Corp.
7.500%, 08/15/2010	150,000	157,422
The Pantry, Inc.
7.750%, 02/15/2014	550,000	526,625
TJX Companies, Inc., Sr Note
6.950%, 04/15/2019	115,000	138,446
Toys R Us Property Company I LLC, Sr
Sec Note
8.500%, 12/01/2017 (S)	300,000	300,000
Wendy's/Arby's Restaurants LLC
10.000%, 07/15/2016 (S)	325,000	351,000

		10,831,225
Savings & Loans - 0.01%
Nationwide Building Society
3.375%, 08/17/2015	55,000	78,270
Semiconductors - 0.09%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)	100,000	93,500
STATS ChipPAC, Ltd.
6.750%, 11/15/2011	100,000	100,500
7.500%, 07/19/2010	500,000	502,500

		696,500
Software - 0.36%
Dun & Bradstreet Corp.
5.500%, 03/15/2011	120,000	125,745
First Data Corp.
9.875%, 09/24/2015	350,000	311,500
11.250%, 03/31/2016	425,000	350,625
First Data Corp., PIK
10.550%, 09/24/2015	967,107	807,534
Infor Global Solutions
1.000%, 03/15/2014	500,000	335,000
Open Solutions, Inc.
9.750%, 02/01/2015 (S)	650,000	481,000
Oracle Corp.
5.000%, 01/15/2011	355,000	370,818
SS&C Technologies, Inc.
11.750%, 12/01/2013	100,000	105,625

		2,887,847
Storage/Warehousing - 0.07%
Mobile Services Group, Inc.
9.750%, 08/01/2014	525,000	543,375

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications - 4.36%
Alcatel-Lucent
6.375%, 04/07/2014	$80,000	$111,115
America Movil SAB de CV
5.000%, 10/16/2019 (S)	335,000	338,074
5.625%, 11/15/2017	110,000	117,728
5.750%, 01/15/2015	190,000	204,728
6.375%, 03/01/2035	600,000	641,217
8.460%, 12/18/2036	1,000,000	64,545
American Tower Corp.
4.625%, 04/01/2015 (S)	195,000	199,945
7.250%, 05/15/2019 (S)	300,000	333,000
AT&T Corp.
7.300%, 11/15/2011	150,000	166,542
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	455,000	492,111
AT&T, Inc.
4.950%, 01/15/2013	350,000	378,545
5.300%, 11/15/2010	125,000	130,541
5.800%, 02/15/2019	590,000	637,017
5.875%, 04/28/2017	50,000	87,660
British Telecommunications PLC
5.150%, 01/15/2013	530,000	561,441
9.125%, 12/15/2010	100,000	107,339
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012	425,000	395,250
CC Holdings GS V LLC, Sr Note
7.750%, 05/01/2017 (S)	300,000	317,250
Cincinnati Bell, Inc.
7.000%, 02/15/2015	450,000	433,125
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	1,475,000	1,453,594
Cricket Communications, Inc.
7.750%, 05/15/2016 (S)	300,000	296,250
9.375%, 11/01/2014	375,000	360,938
10.000%, 07/15/2015	250,000	242,500
Crown Castle International Corp.
9.000%, 01/15/2015	550,000	581,625
Deutsche Telekom International Finance
BV
7.125%, 09/26/2012	60,000	109,497
8.125%, 05/29/2012	35,000	59,516
Deutsche Telekom International
Finance BV
8.500%, 06/15/2010	330,000	342,945
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)	375,000	366,608
8.875%, 01/15/2015 to 1/15/2015 (S)	970,000	940,900
France Telecom SA
7.750%, 03/01/2011	320,000	345,441
Frontier Communications Corp.
8.250%, 05/01/2014	425,000	436,688
GCI, Inc.
7.250%, 02/15/2014	475,000	463,125
GeoEye Inc
9.625%, 10/01/2015 (S)	150,000	155,625

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Hughes Network Systems LLC
9.500%, to 04/15/2014	$450,000	$451,750
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017 (S)	625,000	618,750
11.500%, 02/04/2017 (S)	371,875	357,930
Intelsat Corp.
9.250%, 06/15/2016	300,000	303,000
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	225,000	225,000
11.250%, 06/15/2016	325,000	346,938
Intelsat Subsidiary Holding Company,
Ltd.
8.875%, 01/15/2015 (S)	300,000	303,000
iPCS, Inc.
3.531%, 05/01/2014	756,235	608,769
KONINKLIJKE KPN NV
5.750%, 03/18/2016	50,000	87,101
7.500%, 02/04/2019	50,000	92,713
Level 3 Financing, Inc.
9.250%, 11/01/2014	475,000	419,188
12.250%, 03/15/2013	250,000	260,938
MetroPCS Wireless, Inc.
9.250%, 11/01/2014 to	625,000	626,563
Millicom International Cellular SA
10.000%, 12/01/2013	75,000	77,344
Nextel Communications, Inc.
6.875%, 10/31/2013	500,000	475,000
7.375%, 08/01/2015	275,000	254,375
NII Capital Corp., Gtd Sr Note
10.000%, 08/15/2016 (S)	925,000	980,500
Nordic Telephone Company
8.250%, 05/01/2016	100,000	158,414
Orascom Telecom Finance
7.875%, 02/08/2014	110,000	92,400
OTE PLC
4.625%, 05/20/2016	100,000	153,328
Paetec Holding Corp.
8.875%, 06/30/2017	425,000	421,813
9.500%, 07/15/2015	375,000	349,219
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	450,000	445,500
Qwest Corp.
3.549%, 06/15/2013	125,000	117,344
7.500%, 10/01/2014	175,000	178,938
8.375%, 05/01/2016 (S)	300,000	313,500
Rogers Cable, Inc.
5.500%, 03/15/2014	160,000	173,572
Rogers Communications, Inc.
6.800%, 08/15/2018	425,000	487,733
7.500%, 03/15/2015	140,000	164,896
Rogers Wireless, Inc.
6.375%, 03/01/2014	400,000	449,060
7.625%, 12/15/2011	35,000	36,642
Royal KPN NV
4.500%, 03/18/2013	80,000	125,831
SBA Telecommunications, Inc.

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
8.000%, 08/15/2016 (S)	$100,000	$103,000
8.250%, 08/15/2019 (S)	75,000	78,000
SBC Communications, Inc.
6.450%, 06/15/2034	355,000	368,388
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	431,250
8.750%, 03/15/2032	400,000	342,500
Sprint Nextel Corp.
0.683%, 06/28/2010	105,000	102,350
8.375%, 08/15/2017	1,300,000	1,267,500
Telecom Italia Capital SA
4.000%, 01/15/2010	245,000	245,823
5.250%, 11/15/2013	750,000	800,124
6.175%, 06/18/2014	195,000	215,209
Telecom Italia Finance SA
6.875%, 01/24/2013	90,000	149,700
Telecom Italia SpA
7.875%, 01/22/2014	50,000	87,526
8.250%, 03/21/2016	60,000	110,336
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	50,000	79,465
Telefonica Emisiones SAU
5.855%, 02/04/2013	60,000	65,949
5.877%, 07/15/2019	300,000	329,461
5.984%, 06/20/2011	185,000	197,235
6.221%, 07/03/2017	275,000	308,468
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	50,000	84,725
Telemar Norte Leste SA
9.500%, 04/23/2019 to 4/23/2019 (S)	300,000	357,375
Telesat Canada
11.000%, 11/01/2015	500,000	528,750
12.500%, 11/01/2017	300,000	322,500
TELUS Corp.
5.950%, 04/15/2015	35,000	36,635
TPSA Eurofinance France SA
6.000%, 05/22/2014	50,000	82,034
Trilogy International Partners
8.860%, 06/27/2012	500,000	427,500
Verizon Communications, Inc., Sr Bond
6.900%, 04/15/2038	70,000	79,156
Verizon Global Funding Corp.
7.750%, 12/01/2030	285,000	339,494
Verizon Virginia, Inc., Series A
4.625%, 03/15/2013	1,040,000	1,094,891
Verizon Wireless Capital LLC
3.750%, 05/20/2011	200,000	207,179
7.375%, 11/15/2013	315,000	366,913
8.500%, 11/15/2018	545,000	696,204
8.750%, 12/18/2015	50,000	95,828
Viasat, Inc.
8.875%, 09/15/2016 (S)	150,000	151,313
VIP Finance Ireland, Ltd.
9.125%, 04/30/2018	200,000	211,000
Vodafone Group PLC

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
4.750%, 06/14/2016	$50,000	$78,941
5.625%, 02/27/2017	275,000	299,727
West Corp.
9.500%, 10/15/2014	425,000	414,375
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	765,000	884,849
12.000%, 12/01/2015 (S)	750,000	802,500
Windstream Corp., Gtd Sr Note
8.625%, 08/01/2016	325,000	327,438

		35,201,085
Textiles - 0.03%
INVISTA
9.250%, 05/01/2012 (S)	275,000	279,125
Transportation - 0.32%
Bristow Group, Inc.
7.500%, 09/15/2017	400,000	386,800
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	196,000	214,692
6.150%, 05/01/2037	236,000	261,156
Canadian Pacific Railway Company
7.250%, 05/15/2019	260,000	305,961
CSX Corp.
5.750%, 03/15/2013	200,000	218,407
Dp World Sukuk, Ltd.
6.250%, 07/02/2017	300,000	238,500
Kansas City Southern de Mexico SA
de CV, Sr Note
9.375%, 05/01/2012	125,000	127,813
Kansas City Southern Railway
Company
13.000%, 12/15/2013	125,000	143,750
Norfolk Southern Corp.
5.590%, 05/17/2025	30,000	31,790
5.750%, 04/01/2018	95,000	104,504
7.250%, 02/15/2031	115,000	140,785
Union Pacific Corp.
5.700%, 08/15/2018	205,000	222,516
7.875%, 01/15/2019	160,000	200,006

		2,596,680
Water - 0.16%
Severn Trent Utilities Finance PLC,
EMTN
5.250%, 03/11/2016	65,000	103,780
Suez Environnement SA
6.250%, 04/08/2019	100,000	173,440
Veolia Environnement
4.875%, 05/28/2013 to
05/28/2013	85,000	135,036
5.250%, 06/03/2013	360,000	388,327
5.875%, 02/01/2012	30,000	48,232
6.000%, 06/01/2018	430,000	469,408

		1,318,223

TOTAL CORPORATE BONDS (Cost 316,097,766)		$334,935,014

Spectrum Income Fund (continued)

	Principal
	Amount	Value

MUNICIPAL BONDS - 0.30%
California - 0.03%
Bay Area Toll Authority
6.263%, 04/01/2049	$200,000	$203,314
Connecticut - 0.01%
Connecticut State Development
Authority
5.250%, 05/01/2031	95,000	96,378
District of Columbia - 0.00%
District of Columbia
4.750%, 06/01/2031	30,000	30,038
Georgia - 0.07%
Atlanta Water & Wastewater
Revenue
5.500%, 11/01/2017	220,000	241,468
De Kalb County Water and Sewer
Revenue
5.000%, 10/01/2035	325,000	347,201

		588,669
Illinois - 0.05%
Chicago Illinois Transit Authority
6.899%, 12/01/2040	245,000	267,508
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	110,000	116,467

		383,975
Kansas - 0.01%
Kansas Development Finance
Authority
5.501%, 05/01/2034	120,000	119,558
New York - 0.02%
Metropolitan Transportation
Authority
7.336%, 11/15/2039	55,000	65,546
New York City Housing
Development Corp.
6.420%, 11/01/2027	115,000	104,964

		170,510
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	62,818
Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	269,568
Utah - 0.04%
Utah Transit Authority Sales Tax
Revenue
5.250%, 06/15/2038	270,000	281,694
West Virginia - 0.03%
Tobacco Settlement Finance
Authority of West Virginia
7.467%, 06/01/2047	315,000	242,723

TOTAL MUNICIPAL BONDS (Cost 2,448,476)		$2,449,245

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.56%
American Tower Trust, Series
2007-1A, Class D
5.957%, 04/15/2037 (S)	$350,000	$350,000
Banc of America Commercial Mortgage,
Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	147,710	149,530
Series 2005-3, Class A2,
4.501%, 07/10/2043	640,000	640,524
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	807,374
Banc of America Mortgage Securities
Series 2004-H, Class 2A2,
3.761%, 09/25/2034	144,066	134,835
Series 2004-D, Class 2A2,
3.867%, 05/25/2034	61,797	56,631
Series 2004-I, Class 3A2,
4.855%, 10/25/2034	56,280	53,361
Series 2005-J, Class 2A1,
5.068%, 11/25/2035	336,141	266,912
Series 2005-J, Class 3A1,
5.241%, 11/25/2035	164,483	125,498
Series 2004-A, Class 2A2,
5.429%, 02/25/2034	111,389	99,654
Bear Stearns Commercial Mortgage
Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	462,000	474,134
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	329,266
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,153,167
Bear Stearns Commercial
Mortgage Securities
Series 2005-T18, Class A1,
4.274%, 02/13/2042	51,566	51,524
Series 2005-PWR9, Class A1,
4.498%, 09/11/2042	31,586	31,809
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	578,000	566,533
Series 2005-T20, Class A1,
4.940%, 10/12/2042	6,663	6,699
Series 2005-PW10, Class A1,
5.085%, 12/11/2040	290,482	294,405
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	410,482	419,935
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	490,158
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	50,839
5.540%, 09/11/2041	628,000	608,493
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038	93,765	95,826
Series 2007-PW17, Class A4,
5.694%, 06/11/2050	50,000	43,733
Series 2007-T28, Class A4,
5.742%, 09/11/2042	180,000	176,481
Series 1998-C1, Class A2,
6.440%, 06/16/2030	1,641	1,640

Spectrum Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.976%, 10/25/2032	$9,344	$6,513
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	167,112	158,328
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%, 10/15/2048	285,000	291,116
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A1,
5.047%, 07/15/2044	105,156	105,297
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	43,528
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	160,542
Commercial Mortgage Loan
Trust, Series 2008-LS1, Class
A3
6.220%, 12/10/2049	1,270,000	1,107,009
Credit Suisse Mortgage Capital
Certificates, Series 2007-C4,
Class A1
5.540%, 09/15/2039	74,464	76,504
Credit Suisse Mortgage Capital Ce
rtificates, Series 2006-
C4, Class A1
4.771%, 09/15/2039	138,099	140,397
CS First Boston Mortgage
Securities Corp., Series 2005-
C2, Class A4
4.832%, 04/15/2037	575,000	567,968
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A1,
5.082%, 11/10/2045	195,362	198,128
Series 2001-1, Class A2,
6.531%, 05/15/2033	465,000	485,340
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2
6.700%, 04/15/2034	47,981	49,994
Greenwich
Capital Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	196,329	195,928
Series 2004-GG1, Class A3,
4.344%, 06/10/2036	18,019	18,008
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	246,057
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	146,000	145,541
Series 2007-GG9, Class A1,
5.233%, 03/10/2039	232,841	237,987
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	50,000	42,668

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038	$630,000	$568,300
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP5, Class A4,
5.344%, 12/15/2044	1,050,000	1,061,868
Series 2006-CB14, Class A4,
5.481%, 12/12/2044	65,000	62,264
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	251,137	257,804
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	15,399	15,778
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042	621,000	639,125
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	165,601	170,024
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	150,313	155,226
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	470,000	395,871
Series 2007-LD11, Class A4,
6.006%, 06/15/2049	445,000	383,768
Series 2001-CIB2, Class A2,
6.244%, 04/15/2035	169,981	171,817
LB-UBS Commercial Mortgage Trust
4.830%, 11/15/2027	490,000	505,510
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	293,466
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027	475,000	481,202
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	133,826
Series 2006-C1, Class A1,
5.018%, 02/15/2031	161,356	163,312
Series 2006-C1, Class A4,
5.156%, 02/15/2031	117,500	114,796
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	43,366
Morgan Stanley Capital I
4.070%, 05/15/2040	420,000	418,847
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044	45,000	38,404
Series 2007-T27, Class A1,
5.606%, 06/11/2042	372,774	387,167
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049	45,000	36,779
Series 2006-T23, Class A4,
5.984%, 08/12/2041	485,000	473,666
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	8,119	8,227
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	366,000	386,384

Spectrum Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2006-T23, Class A1
5.682%, 08/12/2041	$120,958	$123,729
Residential Asset Mortgage Produ
cts, Series 2003-RZ2,
Series 2003-RZ2
3.600%, 04/25/2033	21,059	16,647
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.598%, 03/15/2025	9,027	9,773
Wachovia Bank Commercial
Mortgage Trust, Series 2006-
C28, Class A4
5.572%, 10/15/2048	180,000	166,442
Wells Fargo Mortgage Backed Securities T
rust
Series 2005-AR2, Class 2A2,
4.414%, 03/25/2035	272,219	237,209
Series 2003-O, Class 5A1,
4.809%, 01/25/2034	349,069	334,903
Series 2005-AR2, Class 3A1,
4.917%, 03/25/2035	161,807	147,010
Series 2006-AR16, Class A1,
5.668%, 10/25/2036	737,243	544,168

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost 20,797,030)		$20,702,492

ASSET BACKED SECURITIES - 2.40%
American Express Credit Account Master
Trust
Series 2007-4, Class A,
0.229%, 12/17/2012	125,000	124,744
Series 2005-5, Class A,
0.279%, 02/15/2013	605,000	603,346
Series 2006-B, Class A,
0.279%, 08/15/2013 (S)	170,000	168,982
AmeriCredit Automobile
Receivables Trust, Series 2006-
RM, Class A3
5.530%, 01/06/2014	1,570,000	1,617,435
Bank of America Credit Card
Trust, Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	312,552
BankBoston Home Equity Loan
Trust, Series 1998-2, Class A6
6.640%, 12/25/2028	41,461	32,340
Bay View Auto Trust, Series
2005-3, Class A4
5.010%, 06/25/2014	78,503	79,353
BMW Vehicle Lease Trust, Series
2009-1, Class A3
2.910%, 03/15/2012	270,000	275,653
Cabela's Master Credit Card Trust
0.289%, 10/15/2014 (S)	500,000	490,626
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	140,000	144,364

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset
Trust, Series 2007-SN2,Class
A4
1.269%, 05/16/2011 (S)	$465,000	$466,116
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3,
0.529%, 04/15/2013	125,000	123,389
Series 2003-C3, Class C3,
2.489%, 07/15/2016	40,000	36,905
Series 2003-C4, Class C4,
6.000%, 08/15/2013	325,000	331,152
Capital One Prime Auto
Receivables Trust, Series 2006-
1, Class A4
5.010%, 11/15/2011	154,741	155,513
CenterPoint Energy Transition
Bond Co. LLC
4.970%, 08/01/2014	150,803	158,470
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%, 09/25/2031	19,877	8,237
Citibank Credit Card Issuance
Trust, Series 2007-A5, Class A5
5.500%, 06/22/2012	1,075,000	1,103,170
CNH Equipment Trust
Series 2009-B, Class A3,
2.970%, 03/15/2013	305,000	310,423
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	301,704
Commercial Mortgage Pass
Through Certificates, Series
2007-C9, Class A4
6.010%, 12/10/2049	230,000	205,419
Community Health Systems, Inc.
1.000%, 07/25/2014	245,486	224,313
Continental Airlines, Inc.
7.250%, 11/10/2019	250,000	252,500
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	261,017	265,505
Detroit Edison
Securitization Funding LLC,
Series 2001-1, Class A5
6.420%, 03/01/2015	450,000	503,092
Discover Card Master Trust,
Series 2009-A2, Class A
1.539%, 02/17/2015	870,000	876,655
First Data Corp.
4.830%, 09/24/2014	247,475	205,920
Ford Credit Auto Owner Trust
2.980%, 08/15/2014	250,000	256,768
Ford Credit Auto Owner Trust,
Series 2009-e, Class A3
1.510%, 01/15/2014	115,000	115,163
Ford Credit Auto Owner Trust,
Series 2009-e, Class A4
2.420%, 11/15/2014	101,000	101,363

Spectrum Income Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class
A
3.690%, 07/15/2015	$1,025,000	$1,054,134
GE Equipment Midticket LLC
2.340%, 06/17/2013	335,000	337,755
Healthsouth Corp.
1.000%, 06/10/2013	120,020	111,619
Honda Auto Receivables Owner
Trust, Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	202,553
Honda Auto
Receivables Owner Trust,
Series 2007-1, Class A3
5.100%, 03/18/2011	82,997	83,747
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	220,000	226,687
Hyundai Auto Receivables Trust
3.150%, 03/15/2016	295,000	303,770
Series 2006-A, Class A4,
5.260%, 11/15/2012	94,889	95,751
Iasis Healthcare Corp.
10.605%, 06/16/2011	617,019	545,548
John Deere Owner Trust, Series
2009-A, Class A3
2.590%, 10/15/2013	125,000	127,424
John Deere Owner TrustJDOT
2009-B A3
1.570%, 10/15/2013	150,000	150,869
John Deere Owner Trust,
Series 2006-A, Class A4
5.390%, 06/17/2013	112,724	114,043
JPMorgan Auto Receivables
Trust, Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	240,000	245,334
JPMorgan Mortgage Acquisition
Corp., Series 2007-
CH1, Class AV2
0.296%, 10/25/2036	71,409	66,777
LB-
UBS Commercial Mortgage Tru
st, Series 2004-C2, Class A2
3.246%, 03/15/2029	230,581	231,161
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	126,218	124,814
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	366,704	363,835
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	15,930	12,880
MBNA Credit Card Master Note
Trust, Series 2006-C3, Class C3
0.529%, 10/15/2013	415,000	391,634
Mediacom Broadband LLC
1.750%, 01/31/2015	245,634	245,788
N/ACFAIT 2009-1 A3
2.590%, 10/15/2013 (S)	326,000	329,474

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Series
2009-A, Class A3
2.920%, 12/15/2011	$160,000	$163,419
Nissan Auto Receivables Owner
Trust, Series 2008-A, Class A3
3.890%, 08/15/2011	125,200	126,833
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.920%, 05/15/2013 (S)	350,000	353,886
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	447,000	460,395
PF Export Receivables Master
Trust
6.436%, 06/01/2015 (S)	46,400	49,022
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	315,796
SLM Student Loan Trust, Series
2008-4, Class A2
1.332%, 07/25/2016	675,000	683,870
Tlf Fund Term Asset Backed
Management Fees
0.00%,	80,725	790,298
Triad Auto Receivables Owner
Trust, Series 2006-B, Class A3
5.410%, 08/12/2011	20,229	20,314
USAA Auto Owner Trust
Series 2008-1, Class A3,
4.160%, 04/16/2012	270,423	275,035
Series 2007-2, Class A3,
4.900%, 02/15/2012	340,506	345,416
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	400,000	411,750
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.380%, 03/20/2013	133,032	136,011

TOTAL ASSET BACKED SECURITIES (Cost 19,078,530)		$19,348,814

CONVERTIBLE PREFERRED STOCKS - 0.02%
Energy - 0.02%
Enterprise Products Operating
LLC
9.750%, 01/31/2014	130,000	158,307

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost
130,000)		$158,307

CONVERTIBLE BONDS - 0.90%
Airlines - 0.02%
Airtran Holdings, Inc.
7.000%, 07/01/2023	158,000	156,025

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Auto Manufacturers - 0.08%
Ford Motor Company
4.250%, 12/15/2036	$614,000	$696,890
Auto Parts & Equipment - 0.06%
TRW Automotive, Inc., Gtd Sr
Note
3.500%, 12/01/2015 (S)	450,000	465,998
Coal - 0.05%
Massey Energy Company
3.250%, 08/01/2015	231,000	190,575
Peabody Energy Corp.
4.750%, 12/15/2041	200,000	196,000

		386,575
Diversified Financial Services - 0.08%
E*Trade Financial Corp.
0.00%, 08/31/2019	261,000	407,486
NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	244,000	219,295

		626,781
Entertainment - 0.02%
Lions Gate Entertainment Corp.
2.938%, 10/15/2024	155,000	141,825
Healthcare Services - 0.03%
Health Management Associates,
Inc.
3.700%, 08/16/2020	235,343	213,221
Holding Companies - 0.06%
Icahn Enterprises LP
4.000%, 08/15/2013 (S)	549,000	459,788
Media - 0.04%
XM Satellite Radio, Inc., Sr Sub
Note
7.000%, 12/01/2014 (S)	450,000	342,000
Oil & Gas - 0.05%
Bill Barrett Corp.
5.000%, 03/15/2028	227,000	216,501
Penn Virginia Corp.
4.500%, 11/15/2012	250,000	228,750

		445,251
Real Estate - 0.10%
ERP Operating LP
3.850%, 08/15/2026	15,000	14,738
General Growth Properties LP
3.980%, 04/15/2027 (H)(S)	900,000	809,501

		824,239
Semiconductors - 0.11%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	675,000	592,313
Microchip Technology, Inc.
2.125%, 12/15/2037	375,000	345,938

		938,251

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunications - 0.20%
Leap Wireless International, Inc.
4.500%, 07/15/2014	$700,000	$549,500
Lucent Technologies, Inc.
2.875%, 06/15/2025	225,000	187,875
NII Holdings, Inc.
3.125%, 06/15/2012	300,000	271,125
SBA Communications Corp.
1.875%, 05/01/2013	164,000	163,385
4.000%, 10/01/2014 (S)	335,000	419,588

		1,591,473

TOTAL CONVERTIBLE BONDS (Cost 5,901,394)		$7,288,317

	Shares	Value

SUPRANATIONAL OBLIGATIONS - 0.41%
Supranational - 0.41%
Central American Bank for
Economic Integration
5.375%, 09/24/2014 (S)	200,000	205,857
European Investment Bank
4.750%, 10/15/2017	965,000	1,591,196
European Investment Bank
8.750%, 08/25/2017	320,000	705,600
Inter-American Development Bank
4.400%, 01/26/2026	410,000	366,405
Societe Financement de l'Economie
Francaise
3.250%, 01/16/2014	278,000	429,042

		3,298,100

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
3,058,260)		$3,298,100

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.50%
Cash Equivalents - 4.00%
John Hancock Collateral
Investment Trust, 0.2196% (W)(Y)	$1,138,362	$11,395,232
T. Rowe Price Reserve Investment Fund,
0.2452%	21,014,047	20,907,055

		32,302,287
Repurchase Agreement - 0.50%
Repurchase Agreement with State Street
Corp. dated 11/30/2009 at 0.05% to be
repurchased at 4,082,006 on 12/01/2009,
collateralized by 4,125,000 U.S.
Treasury Notes, 1.375% due 05/15/2012
(valued at 4,166,250, including interest)	4,082,000	4,082,000

TOTAL SHORT-TERM INVESTMENTS (Cost 36,384,321)		$36,384,287

Spectrum Income Fund (continued)

	Shares	Value

TERM LOANS - 0.07%
Diversified Financials - 0.07%
Nielsen Finance LLC	$350,000	$306,250
Reynolds Consumer Products, Inc. Term
Loan	250,000	249,375

		555,625

TOTAL TERM LOANS (Cost 403,688)		$555,625

Total Investments (Cost 781,557,194) - 100.88%		$815,039,954

Other assets and liabilities, net - (0.88%)		(7,077,745)

TOTAL NET ASSETS - 100.00%		$807,962,209

Strategic Bond Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.91%
Treasury Inflation Protected Securities (D) - 3.78%
1.750%, 01/15/2028 (F)	$1,463,835	$1,468,524
2.500%, 01/15/2029	5,512,277	6,171,165
3.875%, 04/15/2029	1,326,847	1,778,389

		9,418,078
U.S. Treasury Bond - 0.41%
8.750%, 08/15/2020	690,000	1,021,847
U.S. Treasury Strips - 0.30%
0.010%, 05/15/2018 to
05/15/2030	1,020,000	756,034
Federal Home Loan Mortgage Corp. - 0.18%
5.000%, TBA (B)	100,000	104,852
5.000%, 06/15/2018	247,009	266,270
5.570%, TBA (B)	121,625	82,705

		453,827
Federal National Mortgage Association - 7.61%
0.00%, 02/01/2019 to 10/09/2019	1,720,000	1,013,770
2.763%, 11/01/2035 (P)	203,161	208,941
4.500%, TBA (B)	2,000,000	2,052,656
4.625%, 05/01/2013	1,230,000	1,311,484
5.000%, TBA (B)	1,100,000	1,168,406
5.250%, 08/01/2012	1,300,000	1,400,165
5.500%, 04/01/2036	2,234,543	2,371,496
6.000%, TBA (B)	5,500,000	5,897,101
6.000%, 04/18/2036	640,000	675,210

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.250%, 02/01/2011		$2,190,000	$2,313,626
6.500%, 10/01/2032 (P)		434,336	473,715
7.500%, 07/01/2030 to
02/01/2031		8,340	9,217
8.000%, 08/01/2027		36,536	40,713
8.800%, 01/25/2019		20,129	23,149
10.400%, 04/25/2019		3,954	4,346

			18,963,995
Government National Mortgage Association - 1.14%
5.000%, TBA (B)		2,700,000	2,837,953
7.500%, 04/15/2022 to
10/15/2027		6,410	7,066

			2,845,019
The Financing Corp. - 1.28%
0.010%, 02/08/2018 to
09/26/2019		4,490,000	3,183,094
Tennessee Valey Authority - 0.21%
5.250%, 09/15/2039		510,000	522,006

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost 37,819,858)			$37,163,900

FOREIGN GOVERNMENT OBLIGATIONS - 3.40%
Brazil - 1.72%
Federative Republic of Brazil
10.000%, 01/01/2010 to 01/01/2012 BRL		7,441,000	4,280,617
Indonesia - 0.28%
Republic of Indonesia
11.000%, 09/15/2025	IDR	6,551,000,000	694,894
Italy - 0.18%
Republic of Italy
5.804%, 10/25/2032		440,000	454,358
Russia - 0.31%
Government of Russia
7.500%, 03/31/2030		692,780	781,179
Turkey - 0.91%
Republic of Turkey

6.875%, 03/17/2036		2,215,000	2,253,763

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
8,369,923)			$8,464,811

CORPORATE BONDS - 47.30%
Advertising - 0.50%
Affinion Group, Inc.
10.125%, 10/15/2013		455,000	464,100
WPP Finance UK
8.000%, 09/15/2014		690,000	786,582

			1,250,682
Agriculture - 0.05%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)		120,000	126,000

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Airlines - 0.15%
Continental Airlines, Inc.
7.339%, 04/19/2014	$140,000	$126,700
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	125,000	126,875
12.250%, 03/15/2015 (S)	140,000	129,500

		383,075
Apparel - 0.19%
Oxford Industries, Inc.
11.375%, 07/15/2015	440,000	479,600
Auto Manufacturers - 0.50%
General Motors Corp.
8.250%, 07/15/2023 (H)	580,000	121,800
8.375%, 07/15/2033 (H)	5,065,000	1,114,300

		1,236,100
Auto Parts & Equipment - 0.49%
Keystone Automotive Operations,
Inc.
9.750%, 11/01/2013	90,000	27,000
Penhall International Corp.
12.000%, 08/01/2014 (S)	1,925,000	1,058,750
Visteon Corp.
8.250%, 08/01/2010 (H)	166,000	53,120
12.250%, 12/31/2016 (H)(S)	152,000	89,680

		1,228,550
Banks - 3.08%
Bank of America Corp.
5.420%, 03/15/2017	500,000	487,158
Citigroup, Inc.
6.125%, 08/25/2036	50,000	42,461
Glitnir Banki HF
6.330%, 07/28/2011 (H)(S)	440,000	94,600
6.375%, 09/25/2012 (H)(S)	580,000	124,700
6.693%, 06/15/2016 (H)(S)	620,000	62
7.451%, (H)(P)(S)	100,000	10
ICICI Bank, Ltd.
6.375%, 04/30/2022 to 04/30/2022
(S)	426,000	375,835
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(S)	230,000	23
7.625%, 02/28/2015 (H)(S)	1,280,000	297,600
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	650,000	669,169
Morgan Stanley
0.734%, 10/18/2016 (P)	250,000	225,162
4.750%, 04/01/2014	990,000	1,007,363
Royal Bank of Scotland Group PLC
6.400%, 10/21/2019	1,050,000	1,064,404
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	390,000	408,958
Wachovia Corp.
5.250%, 08/01/2014	1,040,000	1,094,105
5.750%, 02/01/2018	1,700,000	1,788,104

		7,679,714

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Beverages - 0.35%
Anheuser-Busch InBev Worldwide,
Inc., Gtd Sr Note
5.375%, 01/15/2020 (S)	$830,000	$871,049
Building Materials - 0.40%
AMH Holdings, Inc.
11.250%, 03/01/2014	1,005,000	942,188
Nortek, Inc.
8.500%, 09/01/2014 (H)	35,000	25,025
NTK Holdings, Inc.
10.750%, 03/01/2014 (H)	865,000	34,600

		1,001,813
Chemicals - 0.03%
Arco Chemical Company
9.800%, 02/01/2020 (H)	75,000	61,875
Coal - 0.07%
International Coal Group, Inc.
10.250%, 07/15/2014	180,000	174,600
Commercial Services - 0.53%
Altegrity, Inc.
10.500%, 11/01/2015 (S)	510,000	438,600
Ceridian Corp., (PIK)
12.250%, 11/15/2015	117,150	110,121
Rental Service Corp.
9.500%, 12/01/2014	700,000	685,125
Service Corp. International
7.500%, 04/01/2027	30,000	26,400
7.625%, 10/01/2018	65,000	64,350

		1,324,596
Diversified Financial Services - 8.68%
Aiful Corp.
5.000%, 08/10/2010 (S)	440,000	268,400
American Express Company
8.125%, 05/20/2019	1,070,000	1,285,747
American General Finance Corp.
6.900%, 12/15/2017	280,000	196,545
Bear Stearns Companies., Inc.
7.250%, 02/01/2018	1,980,000	2,289,727
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	200,000	162,000
Citigroup, Inc.
5.000%, 09/15/2014	1,080,000	1,049,616
5.875%, 05/29/2037	490,000	426,327
6.875%, 03/05/2038	1,030,000	998,096
Countrywide Financial Corp.
6.250%, 05/15/2016	420,000	425,640
Credit Suisse USA, Inc.
5.500%, 08/16/2011	270,000	288,809
Dexia Credit Local
2.375%, 09/23/2011 (S)	460,000	472,938
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	980,000	995,902
Ford Motor Credit Company LLC
7.800%, 06/01/2012	700,000	699,455
9.875%, 08/10/2011	225,000	233,506
12.000%, 05/15/2015	1,705,000	1,965,011
General Electric Capital Corp.
5.625%, 05/01/2018	760,000	783,619

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
6.000%, 08/07/2019	$1,400,000	$1,474,697
GMAC LLC
8.000%, 12/31/2018 to 11/01/2031
(S)	1,999,000	1,703,198
Goldman Sachs Group, Inc., Sr Note
7.500%, 02/15/2019	1,300,000	1,535,203
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)
5.911%, 11/30/2035	1,650,000	1,295,250
International Lease Finance Corp.
5.875%, 05/01/2013	815,000	645,696
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)	775,000	151,125
6.200%, 09/26/2014 (H)	290,000	56,550
6.750%, 12/28/2017 (H)	2,620,000	262
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	1,090,000	1,081,830
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	110,000	103,400
7.000%, 05/01/2017 (S)	130,000	116,350
Shinsei Finance Cayman, Ltd.
6.418%, 01/29/2049 (S)	850,000	493,000
TNK-BP Finance SA
6.625%, 03/20/2017	110,000	104,225
7.500%, 07/18/2016 (S)	350,000	350,000

		21,652,124
Electric - 2.94%
AES Corp.
7.750%, 10/15/2015	270,000	270,675
8.000%, 10/15/2017	640,000	638,400
Calpine Corp., Sr Sec Note
7.250%, 10/15/2017 (S)	834,000	779,790
Edison Mission Energy
7.000%, 05/15/2017	120,000	87,600
7.200%, 05/15/2019	370,000	268,250
7.625%, 05/15/2027	130,000	85,800
7.750%, 06/15/2016	300,000	244,500
Energy Future Holdings Corp.
11.250%, 11/01/2017	1,746,000	1,073,790
Exelon Corp.
5.625%, 06/15/2035	170,000	162,788
FirstEnergy Corp.
6.450%, 11/15/2011	19,000	20,564
7.375%, 11/15/2031	675,000	754,572
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	574,834	591,360
Mirant North America LLC
7.375%, 12/31/2013	300,000	295,500
NRG Energy, Inc.
7.250%, 02/01/2014	720,000	726,300
Orion Power Holdings, Inc.
12.000%, 05/01/2010	170,000	174,675
Pacific Gas & Electric Company
6.050%, 03/01/2034	490,000	528,555
TXU Corp., Series R
6.550%, 11/15/2034	1,380,000	614,829

		7,317,948

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Entertainment - 0.28%
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	$150,000	$91,500
7.125%, 08/15/2014	150,000	94,500
11.500%, 11/01/2017 (S)	100,000	98,000
River Rock Entertainment Authority
9.750%, 11/01/2011	25,000	23,000
Snoqualmie Entertainment Authority
4.680%, 02/01/2014 (P)(S)	45,000	22,950
9.125%, 02/01/2015 (S)	700,000	364,000

		693,950
Food - 0.10%
Dole Food Company, Inc.
8.000%, 10/01/2016 (S)	130,000	131,300
Kroger Company
6.150%, 01/15/2020	60,000	66,886
6.400%, 08/15/2017	40,000	44,882

		243,068
Forest Products & Paper - 0.59%
Abitibi-Consolidated Company of
Canada, Gtd Sr Sec Note
13.750%, 04/01/2011 (H)(S)	390,000	440,700
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	205,000	174,250
NewPage Corp., Gtd Sr Sec Note
11.375%, 12/31/2014 (S)	415,000	408,775
PE Paper Escrow GmbH, Sr Sec
Note
12.000%, 08/01/2014 (S)	100,000	109,750
Smurfit Capital Funding PLC
7.500%, 11/20/2025	200,000	173,250
Weyerhaeuser Company
6.750%, 03/15/2012	160,000	170,031

		1,476,756
Healthcare Products - 0.67%
Biomet, Inc.
10.000%, 10/15/2017	40,000	42,300
10.375%, 10/15/2017	840,000	900,900
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	570,000	643,232
Universal Hospital Services, Inc.
3.859%, 06/01/2015 (P)	50,000	42,000
8.500%, 06/01/2015	40,000	39,400

		1,667,832
Healthcare Services - 2.72%
HCA, Inc.
6.375%, 01/15/2015	265,000	245,125
7.500%, 12/15/2023 to
11/15/2095	1,465,000	1,229,679
9.125%, 11/15/2014	670,000	700,150
9.250%, 11/15/2016	1,140,000	1,205,550
Humana, Inc.
6.300%, 08/01/2018	685,000	675,070
Tenet Healthcare Corp.
6.875%, 11/15/2031	1,125,000	860,625
10.000%, 05/01/2018 (S)	125,000	139,063

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
U.S. Oncology Holdings, Inc., PIK
6.428%, 03/15/2012	$475,000	$427,500
U.S. Oncology, Inc.
9.125%, 08/15/2017 (S)	520,000	542,100
Vanguard Health Holding Company
I LLC
11.250%, 10/01/2015	300,000	315,000
Vanguard Health Holding Company
II LLC
9.000%, 10/01/2014	420,000	432,600

		6,772,462
Holding Companies - 0.40%
Leucadia National Corp.
7.125%, 03/15/2017	10,000	9,388
8.125%, 09/15/2015	970,000	982,125

		991,513
Home Furnishings - 0.29%
Norcraft Companies LP
9.000%, 11/01/2011	400,000	400,000
Norcraft Holdings Capital
9.750%, 09/01/2012	350,000	332,500

		732,500
Household Products - 0.01%
American Greetings Corp.
7.375%, 06/01/2016	15,000	14,475
Insurance - 0.48%
American International Group, Inc.,
MTN, Sr Note
5.850%, 01/16/2018	160,000	121,471
MetLife, Inc.
6.400%, 12/15/2036	1,290,000	1,073,925

		1,195,396
Iron & Steel - 0.45%
Metals USA, Inc.
11.125%, 12/01/2015	450,000	439,313
Ryerson, Inc., Sr Sec Note
12.000%, 11/01/2015	555,000	564,713
Steel Dynamics, Inc., Gtd Sr Note
7.375%, 11/01/2012	110,000	109,725

		1,113,751
Lodging - 1.01%
Boyd Gaming Corp.
6.750%, 04/15/2014	400,000	350,000
Harrah's Operating Company, Inc.
10.750%, 02/01/2016	520,000	400,400
Harrahs Operating Escrow LLC, Sr
Sec Note
11.250%, 06/01/2017 (S)	730,000	744,600
Inn of the Mountain Gods Resort &
Casino
12.000%, 11/15/2010 (H)	190,000	76,000
MGM Mirage, Inc.
6.625%, 07/15/2015	20,000	14,900
10.375%, 05/15/2014 (S)	170,000	181,475
11.125%, 11/15/2017 (S)	410,000	448,950

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
11.375%, 03/01/2018 (S)	$295,000	$254,438
Station Casinos, Inc., Sr Note
7.750%, 08/15/2016 (H)	240,000	50,400

		2,521,163
Media - 3.59%
Charter Communications Holdings I LLC
7.875%, 09/01/2019 (H)	780,000	785,850
11.000%, 10/01/2015 (H)	2,362,000	487,163
Charter Communications Holdings
II LLC, Gtd Sr Note
10.250%, 10/01/2013 (H)	267,000	328,410
Charter Communications Holdings LLC
11.750%, 05/15/2011 (H)	1,540,000	7,700
12.125%, 01/15/2012 (H)	30,000	75
Charter Communications, Inc.
12.875%, 09/15/2014 (H)(S)	880,000	980,100
Comcast Corp.
5.700%, 05/15/2018	1,600,000	1,698,904
6.500%, 01/15/2015	460,000	517,100
CSC Holdings, Inc.
6.750%, 04/15/2012	250,000	258,125
8.500%, 06/15/2015 (S)	125,000	131,406
EchoStar DBS Corp.
7.750%, 05/31/2015	885,000	898,275
Idearc, Inc., Gtd Sr Note
8.000%, 11/15/2016 (H)	1,045,000	62,700
Time Warner Cable, Inc.
7.300%, 07/01/2038	590,000	665,134
8.750%, 02/14/2019	600,000	746,048
TL Acquisitions, Inc.
10.500%, 01/15/2015 (S)	490,000	454,475
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	720,000	783,000
UPC Holding BV
9.875%, 04/15/2018 (S)	130,000	135,200

		8,939,665
Mining - 1.57%
Freeport-McMoRan Copper & Gold,
Inc., Sr Note
8.375%, 04/01/2017	850,000	916,938
Noranda Aluminium Acquisition
Corp.
5.274%, 05/15/2015 (P)	46,153	33,461
Novelis, Inc.
7.250%, 02/15/2015	480,000	433,200
Rio Tinto Finance USA, Ltd., Gtd Sr
Note
9.000%, 05/01/2019	850,000	1,083,464
Teck Resources, Ltd.
9.750%, 05/15/2014	145,000	162,944
10.250%, 05/15/2016	160,000	180,800
10.750%, 05/15/2019	320,000	373,600
Vale Overseas, Ltd.
6.875%, 11/21/2036	467,000	476,530
Vedanta Resources PLC, Note
8.750%, 01/15/2014 (S)	260,000	260,650

		3,921,587

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturers - 0.23%
Tyco International Group SA
6.375%, 10/15/2011	$180,000	$194,986
6.750%, 02/15/2011	360,000	381,417

		576,403
Oil & Gas - 5.82%
Anadarko Finance Company
7.500%, 05/01/2031	330,000	374,063
Anadarko Petroleum Corp.
5.950%, 09/15/2016	50,000	54,556
8.700%, 03/15/2019	630,000	789,072
Belden & Blake Corp.
8.750%, 07/15/2012	725,000	676,063
Berry Petroleum Company
10.250%, 06/01/2014	250,000	267,500
Chesapeake Energy Corp.
6.250%, 01/15/2018	90,000	81,000
6.500%, 08/15/2017	90,000	83,475
6.875%, 01/15/2016	450,000	432,000
7.250%, 12/15/2018	525,000	505,313
Conoco, Inc.
6.950%, 04/15/2029	1,190,000	1,381,426
Corral Finans AB
1.784%, 04/15/2010 (P)(S)	109,275	89,606
Hess Corp., Sr Note
8.125%, 02/15/2019	1,290,000	1,587,455
Kerr-McGee Corp.
6.950%, 07/01/2024	490,000	532,784
Mariner Energy, Inc.
7.500%, 04/15/2013	80,000	78,400
Occidental Petroleum Corp.
7.000%, 11/01/2013	570,000	668,379
Pemex Project Funding Master Trust
6.625%, 06/15/2035	3,599,000	3,618,780
Petrobras International Finance
Company, Gtd Sr Note
5.750%, 01/20/2020	375,000	382,031
PetroHawk Energy Corp.
9.125%, 07/15/2013	120,000	124,500
Plains Exploration & Production Company
8.625%, 10/15/2019	195,000	195,488
10.000%, 03/01/2016	240,000	257,400
Quicksilver Resources, Inc.
7.125%, 04/01/2016	250,000	225,625
11.750%, 01/01/2016	120,000	133,350
SandRidge Energy, Inc., Gtd Sr
Note
9.875%, 05/15/2016 (S)	610,000	625,250
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	105,000	99,225
Whiting Petroleum Corp.
7.000%, 02/01/2014	375,000	375,000
XTO Energy, Inc., Subordinated
Debt
5.500%, 06/15/2018	820,000	868,619

		14,506,360

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services - 0.11%
Compagnie Generale de
Geophysique SA
7.500%, 05/15/2015	$50,000	$49,500
Complete Production Services, Inc.
8.000%, 12/15/2016	235,000	230,300

		279,800
Packaging & Containers - 0.00%
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	125,000	156
Pharmaceuticals - 0.00%
Leiner Health Products, Inc.
11.000%, 06/01/2012 (H)	500,000	50
Pipelines - 3.36%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	330,000	269,775
El Paso Corp.
7.375%, 12/15/2012	475,000	484,082
7.750%, 01/15/2032	1,565,000	1,448,592
7.800%, 08/01/2031	1,779,000	1,656,320
El Paso Natural Gas Co.
8.375%, 06/15/2032	480,000	579,186
Energy Transfer Partners LP
9.000%, 04/15/2019	810,000	987,315
Enterprise Products Operating LP
6.300%, 09/15/2017	910,000	1,004,273
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	140,000	148,863
5.950%, 02/15/2018	940,000	1,008,538
6.750%, 03/15/2011	100,000	106,460
7.125%, 03/15/2012	20,000	22,065
SemGroup LP
8.750%, 11/15/2015 (H)(S)	200,000	14,000
Williams Companies, Inc.
7.625%, 07/15/2019	25,000	27,547
7.875%, 09/01/2021	275,000	306,862
8.750%, 03/15/2032	267,000	312,544

		8,376,422
Real Estate - 0.29%
Ashton Woods USA LLC, Step up
to 11.00% on 02/24/2012
0.00%, 06/30/2015 (S)	39,000	14,625
Forest City Enterprises, Inc.
7.625%, 06/01/2015	5,000	4,250
Realogy Corp., Gtd Sr Note
10.500%, 04/15/2014	711,000	572,355
Realogy Corp., PIK, Gtd Sr Note
11.000%, 04/15/2014	840	638
Ventas Realty LP
6.750%, 04/01/2017	150,000	142,500

		734,368
Real Estate - 0.01%
Ventas Realty LP
6.500%, 06/01/2016	35,000	33,075

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 2.65%
Blockbuster, Inc., Sr Sec Note
11.750%, 10/01/2014 (S)	$550,000	$514,250
CVS Caremark Corp.
6.600%, 03/15/2019	670,000	751,422
9.350%, 01/10/2023 (S)	1,900,000	1,938,532
CVS Pass-Through Trust
6.036%, 12/10/2028	437,224	443,878
Dollar General Corp.
10.625%, 07/15/2015	81,000	88,290
El Pollo Loco, Inc.
11.750%, 11/15/2013	415,000	373,500
Michaels Stores, Inc., Gtd Sr Note
10.000%, 11/01/2014	920,000	938,400
Neiman Marcus Group, Inc., Sr Gtd
Note
9.000%, 10/15/2015	1,085,344	979,523
Sbarro, Inc.
10.375%, 02/01/2015	160,000	126,400
Suburban Propane Partners LP
6.875%, 12/15/2013	295,000	290,575
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	140,000	159,404

		6,604,174
Semiconductors - 0.00%
Freescale Semiconductor, Inc., Gtd
Sr Sub Note
10.125%, 12/15/2016	10,000	7,025
Telecommunications - 3.96%
ALLTEL Communications, Inc.
10.375%, 12/01/2017 (S)	130,000	159,694
AT&T, Inc.
5.600%, 05/15/2018	310,000	330,354
5.800%, 02/15/2019	1,600,000	1,727,504
CC Holdings GS V LLC, Sr Note
7.750%, 05/01/2017 (S)	320,000	338,400
Cincinnati Bell Telephone Company
6.300%, 12/01/2028	95,000	71,963
Cricket Communications, Inc.
7.750%, 05/15/2016 (S)	505,000	498,688
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	430,000	465,295
Hawaiian Telcom Communications,
Inc.
12.500%, 05/01/2015 (H)	110,000	11
Intelsat Corp.
9.250%, 08/15/2014	280,000	282,100
Intelsat Jackson Holdings, Ltd., Gtd
Sr Note
11.250%, 06/15/2016	510,000	544,425
Koninklijke (Royal) KPN NV
8.375%, 10/01/2030	650,000	827,517
Level 3 Financing, Inc.
9.250%, 11/01/2014	100,000	88,250
Nordic Telephone Company
Holdings
8.875%, 05/01/2016 (S)	500,000	525,000

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Qwest Communications
International, Inc.
8.000%, 10/01/2015 (S)	$145,000	$145,000
Qwest Corp.
3.549%, 06/15/2013 (P)	90,000	84,488
Rogers Wireless, Inc.
8.000%, 12/15/2012	20,000	20,430
SBA Telecommunications, Inc.
8.250%, 08/15/2019 (S)	25,000	26,000
Telecom Italia Capital SA
5.250%, 10/01/2015	500,000	526,174
True Move Co., Ltd.
10.750%, 12/16/2013 (S)	195,000	181,350
Verizon Communications, Inc.
5.500%, 02/15/2018	470,000	499,546
8.950%, 03/01/2039	460,000	628,153
Verizon Wireless Capital LLC
8.500%, 11/15/2018	580,000	740,915
Vimpelcom
8.375%, 04/30/2013 (S)	100,000	103,750
Virgin Media Finance PLC, Series 1
9.500%, 08/15/2016	195,000	204,750
Virgin Media, Inc.
9.125%, 08/15/2016	590,000	606,225
Windstream Corp., Gtd Sr Note
8.625%, 08/01/2016	255,000	256,913

		9,882,895
Transportation - 0.75%
Kansas City Southern de Mexico SA de
CV
7.375%, 06/01/2014	850,000	816,000
7.625%, 12/01/2013	50,000	49,000
RailAmerica, Inc., Gtd Sr Sec Note
9.250%, 07/01/2017 (S)	945,000	987,525
Swift Transportation Company, Inc.
8.023%, 05/15/2015 (P)(S)	10,000	7,100

		1,859,625

TOTAL CORPORATE BONDS (Cost 130,978,167)		$117,932,197

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.43%
Banc of America Commercial
Mortgage, Inc., Series 2006-1,
Class A4
5.372%, 09/10/2045	340,000	330,236
Bear Stearns Structured Products,
Inc., Series 2007-EMX1, Class
A1
1.236%, 03/25/2037 (P)(S)	2,654,616	2,109,925
Commercial Mortgage Asset
Trust, Series 1999-C1, Class C
7.350%, 01/17/2032	295,000	322,192
Commercial Mortgage Pass-
Through Certificates,
Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	218,458	225,538

Strategic Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Alternative Loan
Trust, Series 2006-OA9, Class
2A1B
0.437%, 07/20/2046 (P)	$1,231,290	$520,064
Countrywide Home Loans, Series
2006-HYB3, Class 2A1A
5.664%, 05/20/2036 (P)	100,605	66,360
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1,
Class A4
5.609%, 02/15/2039 (P)	1,675,000	1,629,112
Federal National Mortgage
Association
4.500%, (B)	400,000	419,062
First Boston Mortgage Securities
Corp., Series D, Class I-O
10.965%, 05/25/2017 IO	7,398	1,596
First Union National Bank
Commercial Mortgage,
Series 2000-C1,
0.883%, 05/17/2032 IO	7,986,915	107,772
GMAC Mortgage Corp Loan
Trust, Series 2004-AR1, Class
24A
5.068%, 06/25/2034	687,669	575,164
Green Tree Financial Corp.,
Series 1997-6, Class A8
7.070%, 01/15/2029	256,437	260,089
GSR Mortgage Loan Trust
Series 2005-AR4, Class 3A5,
4.710%, 07/25/2035 (P)	4,500,000	3,007,372
Series 2004-7, Class 4A1,
4.855%, 06/25/2034 (P)	561,856	485,116
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A3
0.736%, 01/25/2032 (P)	51,604	44,293
Harborview Mortgage Loan Trust,
Series 2007-7, Class 2A1A
1.236%, 11/25/2047 (P)	2,265,080	1,235,877
Impac CMB Trust, Series 2003-4,
Class 1A1
0.876%, 10/25/2033 (P)	38,732	23,868
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.436%, 06/25/2047 (P)	2,789,404	1,240,882
Series 2005-AR14, Class 2A1A,
0.536%, 07/25/2035 (P)	1,069,958	574,974
Series 2007-AR15, Class 2A1,
5.619%, 08/25/2037 (P)	2,285,717	1,199,451
Indymac Index Mortgage Loan
Trust, Series 2007-AR5, Class
2A1
5.692%, 05/25/2037 (P)	1,578,830	792,406
JPMorgan Chase Commercial
Mortgage Securities Corp,
Series 2006-CB15, Class A4
5.814%, 06/12/2043 (P)	1,900,000	1,832,299
JPMorgan Mortgage Trust, Series
2005-A6, Class 7A1
4.953%, 08/25/2035 (P)	77,408	61,968

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Luminent Mortgage Trust, Series
2006-4, Class A1A
0.426%, 05/25/2046 (P)	$1,305,661	$479,030
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.436%, 05/25/2047 (P)	3,483,284	1,608,405
Series 2006-OA1, Class 1A1,
0.446%, 04/25/2046 (P)	2,166,214	980,622
Series 2006-2, Class 3A1,
4.844%, 01/25/2036 (P)	97,272	78,079
Series 2007-R5, Class A1,
5.621%, 11/25/2035 (P)	1,293,375	738,308
MASTR Asset Securitization
Trust, Series 2003-6, Class 1A1
5.500%, 07/25/2033 (P)	963,140	930,403
Merit Securities Corp.,
Series 11PA, Class B2
1.734%, 09/28/2032 (S)(P)	276,918	224,097
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.839%, 05/12/2039 (P)	970,000	924,103
Morgan Stanley Mortgage Loan
Trust, Series 2004-8AR, Class
4A1
3.459%, 10/25/2034 (P)	503,294	397,094
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class
2A1A
0.426%, 09/25/2046 (P)	1,296,866	584,283
Prime Mortgage Trust, Series
2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	1,690,476	1,300,081
Residential Asset Securitization
Trust, Series 2004-A6, Class A1
5.000%, 08/25/2019	492,677	474,048
Structured Asset Mortgage Investments,
Inc.
Series 2006-AR6, Class 1A3,
0.426%, 07/25/2046 (P)	1,610,107	772,897
Series 2005-AR3, Class 2A1,
3.869%, 08/25/2035 (P)	88,022	54,580
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1,
6.196%, 09/25/2037 (P)	1,278,463	1,024,152
Series 2007-4, Class 2A1,
6.209%, 09/25/2037 (P)	1,272,756	1,011,545
WaMu Mortgage Pass Through Certificates
Series 2007-OA6, Class 1A1B,
1.442%, 07/25/2047 (P)	3,955,240	824,920
Series 2007-HY3, Class 4A1,
5.318%, 03/25/2037 (P)	1,516,785	1,122,888
Series 2006-AR8, Class 1A3,
5.838%, 08/25/2046 (P)	6,900,000	4,655,236
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR17,
Class A1A1,Class A1A1
0.506%, 12/25/2045 (P)	1,107,139	727,390

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost 46,938,184)		$35,977,777

Strategic Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES - 7.06%
ACE Securities Corp., Series
2006-GP1, Class A
0.366%, 02/25/2031 (P)	$696,556	$521,064
Amortizing Residential Collateral
Trust, Series 2002-
BC6, Class M2
2.036%, 08/25/2032 (P)	56,774	16,392
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.089%, 04/15/2033 (P)	43,709	12,544
Bear Stearns Asset Backed Securities Trust
Series 2006-IM1, Class A1,
0.466%, 04/25/2036 (P)	1,460,771	669,512
Series 2007-HE6, Class 1A1,
1.486%, 08/25/2037 (P)	1,637,848	1,000,683
Bear Stearns Asset Backed Securities, Inc.
Series 2003-ABF1, Class A,
0.606%, 01/25/2034 (P)	36,907	24,903
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,360,445	1,326,009
Series 2007-SD1, Class 1A3A,
6.500%, 10/25/2036	2,359,688	1,243,984
Countrywide Asset-Backed
Certificates, Series 2007-SD1,
Class A1
0.686%, 03/25/2047 (P)	488,306	218,173
Ellington Loan Acquisition Trust
Series 2007-1, Class A2A1,
1.236%, 05/26/2037 (P)(S)	1,483,479	1,240,403
Series 2007-1, Class A2C,
1.486%, 05/29/2037 (P)(S)	2,300,000	831,558
EMC Mortgage Loan Trust, Series
2003-B, Class A1
0.786%, 11/25/2041 (P)(S)	159,596	124,172
GSAMP Trust, Series 2006-S4,
Class A1
0.326%, 05/25/2036 (P)	397,513	36,217
IndyMac Seconds Asset Backed
Trust, Series 2006-A, Class A
0.366%, 06/25/2036 (P)	1,397,993	136,718
Merrill Lynch First Franklin
Mortgage Loan Trust, Series
2007-H1, Class 2A1
1.736%, 10/25/2037 (P)	2,849,081	1,837,093
Mid State Trust, Series 6, Class
A1
7.340%, 07/01/2035	480,150	484,111
Morgan Stanley Mortgage Loan
Trust, Series 2006-4SL, Class
A1
0.386%, 03/25/2036 (P)	760,151	117,780
Nelnet Student Loan Trust, Series
2008-4, Class A4
1.762%, 04/25/2024 (P)	810,000	845,593
RAAC Series, Series 2007-RP3,
Class A,Class A
0.616%, 10/25/2046 (P)(S)	1,426,099	774,400

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Residential Asset Mortgage
Products Inc., Series 2003-RS4,
Class AIIB
0.896%, 05/25/2033 (P)	$28,984	$18,098
SACO I Trust, Inc.
Series 2006-6, Class A,
0.366%, 06/25/2036 (P)	867,124	149,870
Series 2006-5, Class 1A,
0.386%, 04/25/2036 (P)	1,350,993	177,838
Series 2006-5, Class 2A3,
0.416%, 05/25/2036 (P)	1,140,114	10,207
Sail Net Interest Margin Notes,
Series 2004-2A,
Class A,Class A
5.500%, 03/27/2034 (S)	23,428	0
Securitized Asset Backed
Receivables LLC, Series 2007-
BR2, Class A2,Class A2
0.466%, 02/25/2037 (P)	2,851,486	1,272,102
SLM Student Loan Trust, Series
2006-5, Class A2,Class A2
0.272%, 07/25/2017 (P)	192,176	192,030
Structured Asset Securities Corp.
Series 2006-ARS1, Class A1,
0.346%, 02/25/2036 (P)(S)	798,062	60,834
Series 2008-BC4, Class A3,
0.486%, 11/25/2037 (P)	845,045	764,989
Series 2005-RF1, Class A,
0.586%, 03/25/2035 (P)(S)	1,571,342	1,159,485
Series 2005-RF2, Class A,
0.586%, 04/25/2035 (P)(S)	1,521,927	1,173,873
Series 2005-RF3, Class 1A,
0.586%, 06/25/2035 (P)(S)	1,548,933	1,160,598

TOTAL ASSET BACKED SECURITIES (Cost 31,351,473)		$17,601,233

MUNICIPAL BONDS - 0.22%
California - 0.22%
State of California, General
Obligation
7.300%, 10/01/2039	550,000	549,989

TOTAL MUNICIPAL BONDS (Cost 554,527)		$549,989

SUPRANATIONAL OBLIGATIONS - 0.40%
Venezuela - 0.40%
Corporacion Andina de Fomento
6.875%, 03/15/2012	916,000	993,354

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
984,820)		$993,354

	Shares	Value

COMMON STOCKS - 0.08%
Materials - 0.08%
Georgia Gulf Corp. (I)	13,907	$202,903

TOTAL COMMON STOCKS (Cost 477,808)		$202,903

Strategic Bond Fund (continued)

	Shares	Value

PREFERRED STOCKS - 0.92%
Automobiles & Components - 0.15%
General Motors Corp., Series C 6.250%	76,275	$371,459
Diversified Financials - 0.77%
Federal Home Loan Mortgage Corp.,
Series Z, (I)	56,575	46,392
Federal National Mortgage Association,
Series S, (I)	39,250	28,260
GMAC, Inc. 7.000% (S)	2,440	1,476,276
Resona Preferred Global Securities, Ltd.
7.191% (P)(S)	440,000	370,700

		1,921,628

TOTAL PREFERRED STOCKS (Cost 5,178,624)		$2,293,087

	Principal
	Amount	Value

TERM LOANS - 4.32%
Auto Parts & Equipment - 0.55%
Hertz Corp.
2.253%, 01/21/2012 (P)	$1,493,666	$1,367,238
Commercial Services - 0.94%
Aramark Corp.
3.333%, 01/31/2014 (P)	1,455,531	1,312,404
First Data Corp.
5.926%, 10/15/2014 (P)	1,234,800	1,027,456

		2,339,860
Diversified Financial Services - 0.78%
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (P)(S)	2,360,000	1,947,000
Electric - 0.77%
Calpine Corp.
4.335%, 03/29/2014 (P)	2,113,500	1,926,455
Healthcare Services - 0.72%
Community Health Systems, Inc.
2.728%, 07/02/2014 (P)	1,981,134	1,810,261
Semiconductors - 0.56%
Freescale Semiconductor, Inc.
1.993%, 12/01/2013 (P)	1,704,708	1,390,048

TOTAL TERM LOANS (Cost 11,542,557)		$10,780,862

SHORT-TERM INVESTMENTS - 1.76%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2009 at 0.16% to
be repurchased at 4,400,020 on
12/01/2009, collateralized by 4,107,000
Federal Home Loan Mortgage Corp.,
5.25% due 07/18/2011 (valued at
4,567,066, including interest)	4,400,000	4,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost 4,400,000)		$4,400,000

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
Total Investments (Cost 278,595,941) - 94.80%			$236,360,113
Other assets and liabilities, net - 5.20%			12,970,544
TOTAL NET ASSETS - 100.00%			$249,330,657

Schedule of Securities Sold Short
Federal National Mortgage Association - 4.01%
5.000%, TBA (B)		$7,600,000	$7,970,500

Schedule of Securities Sold Short (continued)

		Principal
		Amount	Value

Federal National Mortgage Association (continued)
5.500%, TBA (B)		$1,900,000	$2,020,531

			9,991,031

TOTAL SECURITIES SOLD SHORT (Cost 9,959,868)			$9,991,031

Strategic Income Fund

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 22.02%
Australia - 2.61%
New South Wales Treasury Corp.
5.500%, 08/01/2014	AUD	$7,150,000	$6,548,968
6.000%, 05/01/2012		7,071,000	6,622,229

			13,171,197
Brazil - 2.91%
Federative Republic of Brazil, Sr
Bond
10.250%, 01/10/2028	BRL	25,770,000	14,679,578
Canada - 3.88%
Canada Housing Trust No. 1
4.600%, 09/15/2011	CAD	5,545,000	5,582,986
Ontario School Boards Financing
Corp., Debenture
6.250%, 10/19/2016		3,815,000	4,175,643
Province of Ontario
4.750%, 06/02/2013		4,610,000	4,743,705
6.250%, 06/16/2015	NZD	3,520,000	2,572,490
Province of Quebec, Debenture
5.250%, 10/01/2013	CAD	2,370,000	2,484,952

			19,559,776
Colombia - 0.02%
Republic of Colombia
10.000%, 01/23/2012		110,000	127,600
France - 2.33%
Government of France
4.250%, 04/25/2019	EUR	3,114,000	5,018,849
4.750%, 10/25/2012		4,125,000	6,717,654

			11,736,503

Strategic Income Fund (continued)

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany - 6.56%
Federal Republic of Germany
3.500%, 04/12/2013		$1,710,000	$2,708,283
3.750%, 01/04/2019		6,348,000	10,054,001
4.000%, 09/10/2010		3,200,000	4,926,001
4.250%, 07/04/2018		7,150,000	11,754,409
5.000%, 07/04/2012		2,240,000	3,655,828

			33,098,522
Mexico - 0.43%
Government of Mexico
5.625%, 01/15/2017		520,000	555,360
5.875%, 01/15/2014		550,000	598,400
6.375%, 01/16/2013		490,000	541,450
8.125%, 12/30/2019		360,000	450,000

			2,145,210
New Zealand - 0.27%
Government of New Zealand
6.000%, 12/15/2017	NZD	1,860,000	1,363,860
Norway - 2.10%
Government of Norway
4.500%, 05/22/2019	NOK	22,073,000	4,069,467
5.000%, 05/15/2015		34,377,000	6,502,979

			10,572,446
Spain - 0.91%
Kingdom of Spain
5.350%, 10/31/2011	EUR	2,840,000	4,581,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
101,451,489)			$111,035,942

CORPORATE BONDS - 48.97%
Advertising - 0.04%
Vertis, Inc., Series A
18.500%, 10/01/2012		355,371	209,669
Aerospace/Defense - 0.59%
Global Aviation Holdings, Ltd.
14.000%, 08/15/2013 (S)		3,015,000	2,984,850
Airlines - 1.13%
Delta Air Lines, Inc.
6.821%, 08/10/2022		1,426,824	1,337,647
9.500%, 09/15/2014 (S)		1,095,000	1,111,425
12.250%, 03/15/2015 (S)		910,000	841,750
United Air Lines, Inc.
9.750%, 01/15/2017		1,565,000	1,588,475
10.400%, 11/01/2016		785,000	808,550

			5,687,847
Auto Manufacturers - 1.15%
DaimlerChrysler N.A. Holding
Corp., EMTN
4.375%, 03/21/2013	EUR	3,145,000	4,904,440
Volvo Treasury AB
5.950%, 04/01/2015 (S)		850,000	889,070

			5,793,510

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment - 2.39%
Allison Transmission, Inc., Gtd Sr
Note
11.000%, 11/01/2015 (S)		$2,900,000	$3,001,500
Allison Transmission, Inc., PIK, Gtd
Sr Note
11.250%, 11/01/2015 (S)		2,109,400	2,162,135
Exide Technologies, Series B
10.500%, 03/15/2013		2,025,000	2,014,875
Goodyear Tire & Rubber Company
8.625%, 12/01/2011		530,000	542,588
10.500%, 05/15/2016		325,000	349,375
Lear Corp., Series B
8.750%, 12/01/2016		940,000	0
Tenneco, Inc.
8.625%, 11/15/2014		3,690,000	3,616,200
TRW Automotive, Inc.
8.875%, 12/01/2017 (S)		340,000	340,425

			12,027,098
Banks - 1.60%
Allfirst Preferred Capital Trust
1.784%, 07/15/2029 (P)		785,000	505,823
First Tennessee Bank N.A., BKNT
5.050%, 01/15/2015		508,000	451,578
Kreditanstalt fuer Wiederaufbau,
EMTN
7.000%, 10/22/2012	IDR	47,700,000,000	4,941,720
Morgan Stanley
10.090%, 05/03/2017 (S)	BRL	2,040,000	1,051,666
Santander Issuances SA
6.500%, 08/11/2019 (P)(S)		1,000,000	1,097,792

			8,048,579
Building Materials - 0.29%
Odebrecht Finance Ltd.
7.500%, 10/18/2017 (S)		970,000	984,550
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)		510,000	502,350

			1,486,900
Chemicals - 0.70%
American Pacific Corp.
9.000%, 02/01/2015		1,645,000	1,533,963
JohnsonDiversey, Inc.
8.250%, 11/15/2019 (S)		440,000	438,900
Lumena Resources Corp.
12.000%, 10/27/2014 (S)		1,545,000	1,438,916
Nova Chemicals Corp.
6.500%, 01/15/2012		125,000	123,750

			3,535,529
Coal - 0.72%
Drummond Company, Inc.
7.375%, 02/15/2016 (S)		3,830,000	3,609,775
Commercial Services - 0.60%
ARAMARK Services, Inc.
8.500%, 02/01/2015		1,855,000	1,859,638
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015		340,000	300,900

Strategic Income Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Hutchison Whampoa International,
Ltd.
4.625%, 09/11/2015 (S)		$850,000	$866,288

			3,026,826
Cosmetics & Personal Care - 0.08%
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)		400,000	406,000
Diversified Financial Services - 4.17%
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		4,420,000	3,580,200
Chukchansi Economic Development
Authority
8.000%, 11/15/2013 (S)		1,445,000	1,022,338
Ford Motor Credit Company LLC
8.700%, 10/01/2014		1,100,000	1,130,136
GE Capital Australia Funding
Property Ltd., MTN
6.500%, 11/15/2011	AUD	2,870,000	2,624,678
General Electric Capital Corp.
6.625%, 02/04/2010	NZD	3,745,000	2,693,470
7.625%, 12/10/2014		5,510,000	4,099,547
ISA Capital do Brasil SA
8.800%, 01/30/2017 (S)		470,000	509,245
Local TV Finance LLC
9.250%, 06/15/2015 (S)		252,000	108,360
Macquarie Group, Ltd.
7.300%, 08/01/2014 (S)		595,000	650,289
SLM Corp., MTN
8.450%, 06/15/2018		2,930,000	2,646,660
TAM Capital, Inc.
7.375%, 04/25/2017		1,205,000	1,060,400
Volkswagen Financial Services AG,
EMTN
5.375%, 01/25/2012	EUR	565,000	898,472

			21,023,795
Electric - 0.91%
Appalachian Power Company
5.000%, 06/01/2017		900,000	916,831
Cia de Transporte de Energia
Electrica de Alta Tension SA
8.875%, 12/15/2016 (S)		165,000	135,300
Dominion Resources, Inc.
5.600%, 11/15/2016		900,000	969,569
Texas Competitive Electric
Holdings Company LLC, Series A
10.250%, 11/01/2015		3,600,000	2,556,000

			4,577,700
Entertainment - 3.75%
AMC Entertainment, Inc.
8.000%, 03/01/2014		2,755,000	2,596,588
8.750%, 06/01/2019		765,000	778,388
Choctaw Resort Development
Enterprise
7.250%, 11/15/2019 (S)		226,000	144,923
Cinemark USA, Inc., Gtd Sr Note
8.625%, 06/15/2019 (S)		500,000	515,000

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Entertainment (continued)
Fontainebleau Las Vegas Holdings
LLC, Note
10.250%, 06/15/2015 (H)(S)	$1,295,000	$12,950
Great Canadian Gaming Corp., Gtd
Sr Sub Note
7.250%, 02/15/2015 (S)	1,570,000	1,520,938
Greektown Holdings LLC, Sr Note
10.750%, 12/01/2013 (H)(S)	3,285,000	685,744
HRP Myrtle Beach Operations LLC,
Sr Sec Note
0.00%, 04/01/2012 (H)(S)	1,685,000	0
Jacobs Entertainment, Inc., Gtd Sr
Note
9.750%, 06/15/2014	2,425,000	2,206,750
Marquee Holdings, Inc., Sr Note
Series B
12.000%, 08/15/2014	895,000	733,900
Mashantucket Western Pequot
Tribe, Bond Series A
8.500%, 11/15/2015 (S)	2,015,000	483,600
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	3,800,000	2,394,000
8.000%, 04/01/2012	3,355,000	2,650,450
11.500%, 11/01/2017 (S)	255,000	249,900
Pokagon Gaming Authority, Sr Note
10.375%, 06/15/2014 (S)	954,000	994,545
Regal Cinemas Corp., Gtd Sr Note
8.625%, 07/15/2019 (S)	295,000	302,375
Snoqualmie Entertainment
Authority, Sr Sec Note
9.125%, 02/01/2015 (S)	1,020,000	530,400
Waterford Gaming LLC, Sr Note
8.625%, 09/15/2014 (S)	2,115,000	1,205,550
Yonkers Racing Corp., Sr Sec Note
11.375%, 07/15/2016 (S)	860,000	894,400

		18,900,401
Food - 0.36%
Cosan SA Industria e Comercio,
Perpetual Bond
8.250%, (S)	2,000,000	1,730,000
Dole Food Company, Inc., Gtd Note
8.875%, 03/15/2011	74,000	74,093

		1,804,093
Forest Products & Paper - 0.81%
Abitibi-Consolidated Company of
Canada, Gtd Sr Sec Note
13.750%, 04/01/2011 (H)(S)	1,885,000	2,130,050
Clearwater Paper Corp.
10.625%, 06/15/2016 (S)	195,000	214,500
NewPage Corp., Gtd Sr Sec Note
11.375%, 12/31/2014 (S)	250,000	246,250
PE Paper Escrow GmbH, Sr Sec
Note
12.000%, 08/01/2014 (S)	210,000	230,475
Pope & Talbot, Inc.
8.375%, 06/01/2013
(H)	1,500,000	6,375
Verso Paper Holdings LLC

Strategic Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
9.125%, 08/01/2014	$750,000	$690,000
11.500%, 07/01/2014 (S)	510,000	555,900

		4,073,550
Hand & Machine Tools - 0.10%
Baldor Electric Company, Gtd Note
8.625%, 02/15/2017	520,000	530,400
Healthcare Products - 0.40%
Hanger Orthopedic Group, Inc., Gtd
Sr Note
10.250%, 06/01/2014	1,880,000	1,992,800
Healthcare Services - 1.51%
Community Health Systems, Inc.,
Gtd Sr Sub Note
8.875%, 07/15/2015	2,240,000	2,284,800
HCA, Inc.
8.500%, 04/15/2019 (S)	3,320,000	3,502,600
9.125%, 11/15/2014	460,000	480,700
Sun Healthcare Group, Inc., Gtd Sr
Sub Note
9.125%, 04/15/2015	1,325,000	1,331,625

		7,599,725
Holding Companies - 0.22%
Grupo Kuo SAB de CV, Gtd Sr
Note
9.750%, 10/17/2017 (S)	1,175,000	1,116,250
Home Builders - 0.06%
Standard Pacific Corp., Gtd Note
6.250%, 04/01/2014	340,000	300,050
Household Products - 0.63%
Yankee Acquisition Corp.
8.500%, 02/15/2015	2,555,000	2,491,125
9.750%, 02/15/2017	730,000	697,150

		3,188,275
Insurance - 0.64%
Liberty Mutual Group, Inc.
10.750%, 06/15/2058 (S)	1,930,000	2,016,850
Symetra Financial Corp.
8.300%, 10/15/2037 (S)	905,000	751,150
Willis North America, Inc., Gtd Sr
Note
7.000%, 09/29/2019	475,000	484,760

		3,252,760
Iron & Steel - 0.26%
CSN Islands XI Corp, Gtd Sr Note
6.875%, 09/21/2019 (S)	510,000	507,450
Gerdau Holdings, Inc., Gtd Sr Note
7.000%, 01/20/2020 (S)	790,000	783,680

		1,291,130
Lodging - 1.87%
Little Traverse Bay Bands of Odawa
Indians, Sr Note
10.250%, 02/15/2014 (H)(S)	1,415,000	353,750

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Lodging (continued)
Majestic Star Casino LLC, Gtd Sr
Sec Note
9.500%, 10/15/2010 (H)		$1,360,000	$887,400
MTR Gaming Group, Inc.
9.000%, 06/01/2012		2,995,000	2,306,150
12.625%, 07/15/2014 (S)		2,345,000	2,174,988
Turning Stone Resort Casino
Enterprises
9.125%, 12/15/2010 to 09/15/2014
(S)		3,765,000	3,687,463

			9,409,751
Media - 6.58%
Cablevision Systems Corp., Sr Note
8.625%, 09/15/2017 (S)		1,630,000	1,670,750
Charter Communications Holdings I
LLC
11.000%, 10/01/2015
(H)		6,005,000	1,235,906
Charter Communications Holdings
II LLC
10.250%, 09/15/2010 to 10/01/2013
(S),(H)		6,852,000	8,169,970
Charter Communications Holdings
LLC, Sr Note
8.750%, 11/15/2013 (H)		1,100,000	1,211,375
Clear Channel Communications, Inc.
10.750%, 08/01/2016		2,425,000	1,545,938
11.000%, 08/01/2016		1,285,000	655,350
Comcast Corp., Gtd Note
4.950%, 06/15/2016		805,000	840,528
CSC Holdings, Inc., Sr Note
8.500%, 06/15/2015 (S)		1,450,000	1,524,313
DirecTV Holdings LLC, Gtd Sr
Note
5.875%, 10/01/2019 (S)		780,000	807,239
Idearc, Inc., Gtd Sr Note
8.000%, 11/15/2016 (H)		2,015,000	120,900
Mediacom Broadband LLC
8.500%, 10/15/2015		75,000	74,250
Nexstar Broadcasting, Inc., Gtd
Note PIK
7.000%, 01/15/2014		694,775	487,211
Nexstar Finance, Inc., Sr Sub Note
7.000%, 01/15/2014		230,000	161,288
R.H. Donnelley Corp., Sr Note
Series A-3
8.875%, 01/15/2016 (H)		1,815,000	163,350
Radio One, Inc.
6.375%, 02/15/2013		225,000	146,250
8.875%, 07/01/2011		200,000	158,000
Salem Communications Corp.
7.750%, 12/15/2010		100,000	99,750
Shaw Communications, Inc.
5.700%, 03/02/2017	CAD	610,000	617,444
6.500%, 06/02/2014		1,110,000	1,170,632
Sirius XM Radio, Inc., Sr Note
9.625%, 08/01/2013		5,180,000	4,998,700
XM Satellite Radio, Inc.

Strategic Income Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Media (continued)
11.250%, 06/15/2013 (S)		$2,385,000	$2,516,175
13.000%, 08/01/2013 (S)		4,615,000	4,788,063
Young Broadcasting, Inc., Gtd Sr
Sub Note
10.000%, 03/01/2011 (H)		1,790,000	17,900

			33,181,282
Metal Fabricate/Hardware - 0.56%
Mueller Water Products, Inc., Gtd Sr
Sub Note
7.375%, 06/01/2017		3,115,000	2,803,500
Mining - 1.52%
CII Carbon LLC, Gtd Sr Sub Note
11.125%, 11/15/2015 (S)		3,990,000	3,945,113
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028		1,465,000	1,660,621
9.000%, 05/01/2019		1,150,000	1,465,862
Teck Resources, Ltd., Sr Sec Note
10.750%, 05/15/2019		505,000	589,588

			7,661,184
Miscellaneous Manufacturers - 0.12%
American Railcar Industries, Inc.
7.500%, 03/01/2014		440,000	400,400
Smiths Group PLC, Gtd Sr Note
7.200%, 05/15/2019 (S)		190,000	214,282

			614,682
Oil & Gas - 0.41%
McMoRan Exploration Company,
Gtd Sr Note
11.875%, 11/15/2014		2,055,000	2,075,550
Oil & Gas Services - 0.20%
Weatherford International, Ltd., Gtd
Note
9.625%, 03/01/2019		800,000	999,469
Packaging & Containers - 2.79%
Ball Corp., Gtd Sr Note
6.625%, 03/15/2018		195,000	191,100
Berry Plastics Corp., Gtd Sec Note
8.875%, 09/15/2014		955,000	871,438
Berry Plastics Escrow LLC, Sr Sec
Note
8.250%, 11/15/2015 (S)		1,680,000	1,650,600
Graham Packaging Company LP
8.250%, 01/01/2017 (S)		850,000	830,875
9.875%, 10/15/2014		375,000	380,625
Graphic Packaging International,
Inc.
9.500%, 08/15/2013 to 06/15/2017		4,510,000	4,667,900
OI European Group BV, Gtd Sr
Note
6.875%, 03/31/2017 (S)	EUR	410,000	584,854
Owens-Brockway Glass Container,
Inc.
8.250%, 05/15/2013		1,450,000	1,479,000
Sealed Air Corp., Sr Note
7.875%, 06/15/2017 (S)		1,065,000	1,134,913
Smurfit-Stone Container Enterprises, Inc.

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Packaging & Containers (continued)
8.000%, 03/15/2017 (H)	$935,000	$736,313
8.375%, 07/01/2012 (H)	1,185,000	933,188
US Corrugated, Inc., Sr Sec Note
10.000%, 06/12/2013	715,000	622,050

		14,082,856
Pipelines - 1.75%
Atlas Pipeline Partners LP, Gtd Sr
Note
8.125%, 12/15/2015	200,000	164,000
Enterprise Products Operating LLC,
Gtd Sr Note Series G
5.600%, 10/15/2014	980,000	1,066,281
MarkWest Energy Partners LP
8.500%, 07/15/2016	2,150,000	2,166,125
8.750%, 04/15/2018	520,000	523,900
NGPL Pipeco LLC, Sr Note
7.119%, 12/15/2017 (S)	935,000	1,054,785
Regency Energy Partners LP, Sr
Note
9.375%, 06/01/2016 (S)	2,510,000	2,654,325
Targa Resources Partners LP, Gtd
Note
8.250%, 07/01/2016	760,000	744,800
Williams Partners Finance Corp.,
Gtd Sr Note
7.250%, 02/01/2017	460,000	459,910

		8,834,126
Real Estate - 0.85%
Realogy Corp., Gtd Sr Note
10.500%, 04/15/2014	2,395,000	1,927,975
Realogy Corp., PIK, Gtd Sr Note
11.000%, 04/15/2014	3,118,956	2,370,407

		4,298,382
Retail - 0.91%
Burlington Coat Factory Warehouse
Corp., Gtd Sr Note
11.125%, 04/15/2014	780,000	807,300
Landry's Restaurants, Inc., Gtd Sec
Sr Note
11.625%, 12/01/2015 (S)	790,000	803,825
Michaels Stores, Inc.
10.000%, 11/01/2014	400,000	408,000
11.375%, 11/01/2016	2,100,000	2,089,500
Toys R Us Property Company I
LLC, Sr Sec Note
8.500%, 12/01/2017 (S)	495,000	495,000

		4,603,625
Software - 0.68%
Oracle Corp.
5.750%, 04/15/2018	1,840,000	2,046,211
Vangent, Inc., Gtd Sr Sub Note
9.625%, 02/15/2015	1,450,000	1,359,375

		3,405,586

Strategic Income Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications - 6.29%
American Tower Corp., Sr Note
7.000%, 10/15/2017	$1,310,000	$1,441,000
AT&T, Inc., Sr Note
6.700%, 11/15/2013	1,240,000	1,421,825
Axtel SAB de CV
7.625%, 02/01/2017 (S)	2,275,000	2,206,750
9.000%, 09/22/2019 (S)	570,000	582,825
Canadian Satellite Radio Holdings,
Inc., Sr Note
1.000%, 02/14/2016 (P)	132,650	44,689
CC Holdings GS V LLC, Sr Note
7.750%, 05/01/2017 (S)	870,000	920,025
Centennial Communications Corp.,
Sr Note
10.000%, 01/01/2013	2,735,000	2,871,750
Cincinnati Bell, Inc., Gtd Sr Sub
Note
8.375%, 01/15/2014	2,000,000	1,987,500
Citizens Communications Company,
Sr Note
7.125%, 03/15/2019	710,000	662,075
Crown Castle International Corp., Sr
Note
7.125%, 11/01/2019	645,000	636,938
Digicel Group, Ltd., Sr Note
8.250%, 09/01/2017 (S)	955,000	933,629
Intelsat Bermuda, Ltd., Gtd Note
11.250%, 02/04/2017 (S)	1,560,000	1,544,400
Intelsat Jackson Holdings, Ltd.
11.250%, 06/15/2016	720,000	768,600
11.500%, 06/15/2016	825,000	872,438
Nextel Communications, Inc., Gtd
Note
7.375%, 08/01/2015	2,940,000	2,719,500
NII Capital Corp., Gtd Sr Note
10.000%, 08/15/2016 (S)	695,000	736,700
Orascom Telecom Finance SCA,
Gtd Note
7.875%, 02/08/2014 (S)	755,000	634,200
Sprint Capital Corp.
8.375%, 03/15/2012	3,305,000	3,379,363
8.750%, 03/15/2032	2,360,000	2,020,750
Verizon Wireless Capital LLC, Sr
Note
7.375%, 11/15/2013	2,000,000	2,329,604
West Corp., Gtd Sr Sub Note
11.000%, 10/15/2016	2,995,000	3,017,463

		31,732,024
Transportation - 1.33%
Navios Maritime Holdings, Inc., Sr
Note
9.500%, 12/15/2014	1,125,000	1,106,719
PHI, Inc.
7.125%, 04/15/2013	1,000,000	958,750
RailAmerica, Inc., Gtd Sr Sec Note
9.250%, 07/01/2017 (S)	1,094,000	1,143,230

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

		Principal
		Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Viterra, Inc., Sr Note
8.500%, 07/07/2014	CAD	$3,460,000	$3,520,978

			$6,729,677

TOTAL CORPORATE BONDS (Cost 243,641,524)			$246,899,206

CONVERTIBLE BONDS - 1.18%
Automobiles & Components - 0.41%
Ford Motor Company, Sr Note
4.250%, 11/15/2016		1,095,000	1,246,931
TRW Automotive, Inc., Gtd Sr
Note
3.500%, 12/01/2015 (S)		790,000	818,085

			2,065,016
Consumer Durables & Apparel - 0.06%
Beazer Homes USA, Inc., Gtd Sr
Note
4.625%, 06/15/2024		310,000	277,083
Energy - 0.15%
Chesapeake Energy Corp., Gtd Sr
Bond
2.250%, 12/15/2038		1,050,000	778,313
Media - 0.56%
Charter Communications, Inc.,
Bond
6.500%, 10/01/2027 (H)		2,170,000	737,800
XM Satellite Radio, Inc., Sr Sub
Note
7.000%, 12/01/2014 (S)		2,760,000	2,097,600

			2,835,400

TOTAL CONVERTIBLE BONDS (Cost 3,732,226)			$5,955,812

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.55%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
0.00%, 12/25/2046		18,572,630	835,768
American Home Mortgage
Investment Trust, Series 2007-
1, Class GIOP IO
2.078%, 05/25/2047		14,087,136	871,642
American Tower Trust, Series
2007-1A, Class C
5.615%, 04/15/2037 (S)		430,000	436,450
Banc of America Commercial
Mortgage, Inc., Series 2006-5,
Class A4
5.414%, 09/10/2047		2,980,000	2,818,768
Bear Stearns Mortgage Funding
Trust, Series 2006-AR1, Class
2A1
0.456%, 08/25/2036 (P)		826,440	407,063
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.399%, 07/15/2044 (P)		3,405,000	3,422,318
Countrywide Alternative Loan Trust

Strategic Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2005-59, Class 2X IO,
2.826%, 11/20/2035	$10,935,793	$325,340
Series 2006-OA12, Class X IO,
3.262%, 09/20/2046	10,095,872	435,385
Series 2004-28CB, Class 3A1,
6.000%, 01/25/2035	2,921,178	2,674,703
Series 2007-25, Class 1A2,
6.500%, 11/25/2037	2,461,758	1,551,292
Crown Castle Towers LLC
Series 2006-1A, Class F,
6.650%, 11/15/2036 (S)	840,000	852,600
Series 2006-1A, Class G,
6.795%, 11/15/2036 (S)	985,000	1,004,700
DB Master Finance LLC, Series
2006-1, Class-M1
8.285%, 06/20/2031 (S)	1,000,000	839,440
Downey Savings & Loan Association
Mortgage Loan Trust
Series 2005-AR2, Class X2,
2.520%, 03/19/2045	35,101,542	1,426,000
Series 2005-AR1, Class X2 IO,
2.831%, 03/19/2045	22,222,104	902,773
Federal Home Loan Mortgage Corp.
Series 3154, Class PM,
5.500%, 05/15/2034	4,050,000	4,395,350
Series 3228, Class PL,
5.500%, 10/15/2034	4,850,000	5,255,226
Federal National Mortgage Association
Series 2006-65, Class TE,
5.500%, 05/25/2035	2,065,000	2,250,619
Series 2006-117, Class PD,
5.500%, 07/25/2035	5,055,000	5,451,549
Series 2006-84, Class MP,
5.500%, 08/25/2035	5,700,000	6,224,995
First Horizon Alternative
Mortgage Securities, Series
2006-RE1, Class A1
5.500%, 05/25/2035	1,551,928	1,184,800
Global Tower Partners
Acquisition Partners LLC,
Series 2007-1A, Class G
7.874%, 05/15/2037 (S)	565,000	513,598
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.596%, 10/25/2045 (P)	1,759,458	596,516
Series 2006-AR1, Class A2A,
0.606%, 02/25/2036 (P)	1,064,189	292,071
Greenwich Capital Commercial
Funding Corp., Series 2006-
GG7, Class A4
6.116%, 07/10/2038 (P)	3,310,000	3,005,413
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	19,153,287	179,562
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	24,818,371	232,672
Series 2007-4, Class ES,
0.350%, 07/19/2047	25,939,472	243,183
Series 2006-SB1, Class A1A,
1.482%, 12/19/2036 (P)	1,929,906	696,106

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2005-8, Class 1X IO,
2.672%, 09/19/2035	$10,722,787	$407,131
Harborview NIM Corp., Series
2007-3A, Class N1
6.654%, 05/19/2037 (S)	12,135	0
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.427%, 10/25/2036	30,717,952	958,400
Series 2005-AR18, Class 1X IO,
2.699%, 10/25/2036	28,530,605	873,037
Morgan Stanley Mortgage Loan
Trust, Series 2004-9, Class 1A
6.110%, 11/25/2034 (P)	2,014,555	1,905,159
Residential Accredit Loans, Inc.,
Series 2007-QS10, Class A1
6.500%, 09/25/2037	31,860	16,552
Washington Mutual, Inc.
Series 2007-OA6, Class 1XPP IO,
0.796%, 07/25/2047	35,583,413	355,834
Series 2005-AR6, Class B1,
0.836%, 04/25/2045 (P)	3,165,293	317,369
Series 2005-AR13, Class B1,
0.836%, 10/25/2045 (P)	1,940,072	213,906
Series 2007-OA5, Class 1XPP IO,
0.851%, 06/25/2047	60,505,105	699,590
Series 2005-AR13, Class X IO,
1.961%, 10/25/2045	63,926,578	1,678,073
Wells Fargo Mortgage Backed Se
curities Trust, Ser 2006-
AR12, Class 1A1
6.026%, 09/25/2036 (P)	1,887,399	1,459,562

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost 53,634,206)		$58,210,515

ASSET BACKED SECURITIES - 0.90%
DB Master Finance LLC, Series
2006-1, Class-A2
5.779%, 06/20/2031 (S)	1,050,000	1,003,790
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,155,000	1,848,949
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,475,000	1,150,500
Lehman XS Trust
Series 2006-2N, Class 1A2,
0.576%, 02/25/2046 (P)	1,894,574	382,848
Series 2005-5N, Class 3A2,
0.596%, 11/25/2035 (P)	485,450	162,339

TOTAL ASSET BACKED SECURITIES (Cost 5,447,275)		$4,548,426

MUNICIPAL BONDS - 1.10%
California - 0.91%
California State Public Works
Board, Build America Bonds,
Series G2
8.361%, 10/01/2034	1,965,000	2,046,999
State of California
6.200%, 10/01/2019	845,000	858,275

Strategic Income Fund (continued)
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
7.300%, 10/01/2039	$1,690,000	$1,689,966

		4,595,240
New York - 0.19%
City of New York
5.206%, 10/01/2031	990,000	954,410

TOTAL MUNICIPAL BONDS (Cost 5,512,712)		$5,549,650

	Shares	Value

COMMON STOCKS - 1.64%
Food & Staples Retailing - 0.53%
CVS Caremark Corp.	$85,500	$2,651,355
Banks - 0.14%
Citizens Republic Banking Corp., Inc. (I)	1,254,203	702,354
Materials - 0.05%
Pactiv Corp. (I)	10,680	260,058
Telecommunication Services - 0.02%
Chunghwa Telecom Company, Ltd., ADR	6,408	113,998
Media - 0.58%
Sirius XM Radio, Inc. (I)	4,675,406	2,945,506
Vertis Holdings, Inc. (I)	325	0

		2,945,506
Automobiles & Components - 0.32%
Lear Corp. (I)	25,593	1,612,103

TOTAL COMMON STOCKS (Cost 9,707,037)		$8,285,374

	Principal
	Amount	Value

TERM LOANS - 3.33%
Airlines - 0.81%
Delta Airlines, Inc.
0.00%, 04/30/2014 (P)	$3,454,044	$2,801,475
US Airways Group, Inc.
1.000%, 03/23/2014 (P)	1,946,667	1,276,283

		4,077,758
Commercial Services - 0.11%
Quebecor World Capital Corp.,
Tranche
1.000%, 07/10/2012 (P)	563,980	565,390
Entertainment - 0.13%
Greektown Holdings LLC
9.750%, 12/31/2009 (P)	367,391	368,310
9.750%, 12/31/2009 (P)	279,505	279,505

		647,815
Forest Products & Paper - 0.43%
AbitibiBowater, Inc.
1.000%, 06/30/2010 (P)	2,460,000	2,140,200
Healthcare Products - 0.11%
Bausch & Lomb, Inc., Tranche
1.000%, 04/11/2015 (P)	401,800	559,962

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)

		Principal
		Amount	Value

TERM LOANS (continued)
Media - 1.31%
Dex Media West LLC, Tranche
0.010%, 10/24/2014 (P)		$935,300	$839,432
Idearc, Inc.
1.000%, 11/17/2014 (P)		5,032,236	2,413,677
Lear Corp.
1.000%, 04/25/2012 (P)		2,903,594	3,368,169

			6,621,278
Real Estate - 0.08%
Realogy Corp.
1.000%, 10/16/2017 (P)		365,000	375,768
Retail - 0.35%
Michaels Stores, Inc., Tranche
1.000%, 10/31/2013 (P)		2,073,623	1,784,180

TOTAL TERM LOANS (Cost 14,302,221)			$16,772,351

SHORT-TERM INVESTMENTS - 3.27%
U.S. Government Agency - 3.27%
Federal Home Loan Bank
0.020%, 12/01/2009		16,500,000	16,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost 16,500,000)			$16,500,000

WARRANTS - 0.04%
Automobiles - Parts & Equipment - 0.04%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.01)(I)		3,684	181,732

TOTAL WARRANTS (Cost 103,237)			$181,732

OPTIONS PURCHASED - 0.01%
Options - Puts & Calls - 0.01%
Comcast Corp. (Expiration Date:
01/16/2010; Strike Price: 25.00)		26,000,000	13,000
Over the Counter Purchase Call on the
EUR vs. USD
Expiration Date 12/02/2009, Strike Price $1.292		19,000,000	29
Expiration Date 01/29/2009, Strike Price $1.25		23,750,000	5,510
Over the Counter Purchase Call on the
USD vs. CAD
Expiration Date 02/26/2010, Strike Price $1.30		10,700,000	5,842
Expiration Date 04/20/2010, Strike Price $1.30		10,450,000	17,483
Over the Counter Purchase Call on the
USD vs. JPY
Expiration Date 03/12/2010, Strike Price $110.00		19,000,000	418
Expiration Date 04/01/2010, Strike Price $115.00		18,700,000	224

			42,506

TOTAL OPTIONS PURCHASED (Cost 2,060,365)			$42,506

SUPRANATIONAL OBLIGATIONS - 5.34%
Government - 5.34%
Council of Europe Development
Bank, Note
5.250%, 05/27/2013	AUD	2,760,000	2,500,889
European Investment Bank, Bond
5.375%, 05/20/2014		3,965,000	3,573,440

Strategic Income Fund (continued)

		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS (continued)
Government (continued)
European Investment Bank
7.000%, 01/18/2012	NZD	$2,550,000	$1,918,905
Inter-American Development Bank,
Sr Note Series MPLE
4.250%, 12/02/2012	CAD	495,000	500,661
Inter-American Development Bank,
Sr Note Series MTN
5.375%, 05/27/2014	AUD	5,050,000	4,550,658
Inter-American Development Bank,
Sr Note Series INTL
7.250%, 05/24/2012	NZD	9,930,000	7,580,032
International Bank for
Reconstruction & Development
5.375%, 12/15/2014		5,410,000	3,864,906
International Finance Corp., Sr Note
7.500%, 02/28/2013	AUD	2,515,000	2,448,130

			26,937,621

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
24,422,066)			$26,937,621

Total Investments (Cost 480,514,358) - 99.35%			$500,919,135

Other assets and liabilities, net - 0.65%			3,256,104
TOTAL NET ASSETS - 100.00%			$504,175,239

Total Bond Market Fund

		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.65%
U.S. Treasury Bonds - 7.86%
2.750%, 10/31/2013		$24,220,000	$25,355,312
3.500%, 02/15/2039		500,000	440,703
4.250%, 05/15/2039		2,390,000	2,408,298
4.375%, 02/15/2038		2,000	2,057
4.500%, 05/15/2038 to
08/15/2039		5,405,000	5,676,125
5.250%, 02/15/2029		1,875,000	2,169,727
6.750%, 08/15/2026		700,000	943,468
7.125%, 02/15/2023		1,100,000	1,492,562
7.500%, 11/15/2024		650,000	923,000
7.875%, 02/15/2021		900,000	1,268,437
8.125%, 08/15/2021		1,300,000	1,873,219

			42,552,908
U.S. Treasury Notes - 23.74%
0.750%, 11/30/2011		4,600,000	4,607,549
0.875%, 02/28/2011 to
04/30/2011		22,300,000	22,445,095
1.000%, 09/30/2011		4,000,000	4,030,312
1.125%, 06/30/2011		11,700,000	11,823,400
1.375%, 10/15/2012 to
11/15/2012		9,750,000	9,834,670

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.500%, 10/31/2010 to
07/15/2012	$15,150,000	$15,377,458
1.750%, 01/31/2014 to
03/31/2014	9,520,000	9,536,566
1.875%, 02/28/2014 to
04/30/2014	1,900,000	1,911,226
2.375%, 09/30/2014	9,000,000	9,185,670
2.625%, 02/29/2016	13,700,000	13,841,274
2.750%, 11/30/2016 to
02/15/2019	5,780,000	5,632,787
3.000%, 09/30/2016	3,300,000	3,376,312
3.125%, 11/30/2014 to
05/15/2019	2,930,000	2,939,110
3.250%, 07/31/2016	5,500,000	5,735,466
3.375%, 11/15/2019	1,000,000	1,014,690
3.625%, 08/15/2019	920,000	951,913
3.750%, 11/15/2018	4,868,000	5,105,315
4.500%, 11/15/2015	1,100,000	1,233,289

		128,582,102
Federal Farm Credit Bank - 0.31%
3.875%, 10/07/2013	775,000	837,912
4.875%, 12/16/2015	780,000	865,797

		1,703,709
Federal Home Loan Bank - 1.49%
1.625%, 07/27/2011	2,600,000	2,642,804
3.875%, 01/15/2010 to
06/14/2013	4,030,000	4,271,666
5.000%, 11/17/2017	1,020,000	1,133,525

		8,047,995
Federal Home Loan Mortgage Corp. - 12.79%
3.750%, 06/28/2013	1,950,000	2,092,646
3.875%, 06/29/2011	2,000,000	2,104,942
4.000%, 08/01/2024 to
04/01/2039	2,496,331	2,524,129
4.125%, 09/27/2013	2,500,000	2,715,705
4.500%, 07/01/2023 to
11/01/2039	12,303,346	12,738,734
5.000%, 07/01/2035 to
07/01/2039	12,952,259	13,611,193
5.500%, 08/23/2017 to
11/01/2038	14,975,909	16,050,846
6.000%, 06/01/2035 to
10/01/2038	10,071,237	10,854,017
6.250%, 07/15/2032	150,000	184,171
6.500%, 08/01/2038	2,264,334	2,449,461
6.750%, 09/15/2029	2,100,000	2,653,489
7.000%, 11/01/2037	1,149,174	1,260,096

		69,239,429
Federal National Mortgage Association - 20.68%
1.375%, 04/28/2011	1,100,000	1,113,087
3.250%, 04/09/2013 (L)	4,000,000	4,229,384
3.875%, 07/12/2013	2,000,000	2,165,210
4.000%, 07/01/2018 to
08/01/2039	3,975,123	4,006,611
4.375%, 10/15/2015	2,000,000	2,194,222

Total Bond Market Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.500%, 04/01/2018 to
06/01/2039	$14,664,550	$15,168,446
4.556%, 01/01/2035 (P)	896,563	917,946
4.852%, 04/01/2036 (P)	1,504,371	1,580,317
4.938%, 07/01/2034 (P)	1,868,348	1,988,624
5.000%, 05/01/2019 to
03/01/2037	16,774,950	17,705,672
5.042%, 09/01/2037 (P)	2,001,276	2,130,109
5.500%, 09/01/2017 to
01/01/2037	24,033,550	25,693,952
5.677%, 04/01/2037 (P)	1,967,430	2,082,907
5.847%, 04/01/2037 (P)	1,888,095	1,998,232
5.994%, 10/01/2037 (P)	1,363,603	1,451,386
6.000%, 08/01/2023 to
08/01/2036	14,701,570	15,876,620
6.125%, 03/15/2012	500,000	558,488
6.500%, 07/01/2031 to
10/01/2038	6,584,420	7,151,041
6.625%, 11/15/2030	2,000,000	2,506,684
7.000%, 10/01/2038	1,153,265	1,269,987
7.250%, 05/15/2030	150,000	200,523

		111,989,448
Government National Mortgage Association - 4.58%
4.000%, 07/15/2039	476,280	478,755
4.500%, 06/15/2023 to
09/15/2039	5,679,230	5,860,314
5.000%, 11/20/2038 to
09/15/2039	$5,234,519	$5,513,516
5.500%, 08/15/2023 to
09/20/2039	6,430,935	6,869,794
6.000%, 07/15/2038 to
10/15/2038	4,217,750	4,528,973
6.500%, 10/20/2038	1,448,974	1,561,496

		24,812,848
Tennesee Valley Authority - 0.13%
6.750%, 11/01/2025	580,000	708,393
The Financing Corp. - 0.07%
8.600%, 09/26/2019	265,000	357,490

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost 373,396,130)		$387,994,322

FOREIGN GOVERNMENT OBLIGATIONS - 1.68%
Austria - 0.08%
Government of Austria
5.000%, 05/19/2014	364,000	402,088
Brazil - 0.29%
Federative Republic of Brazil
5.875%, 01/15/2019	720,000	789,120
6.000%, 01/17/2017	400,000	438,400
7.125%, 01/20/2037	300,000	355,050

		1,582,570

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.61%
Canada Government International
Bond
2.375%, 09/10/2014	$110,000	$111,134
Export Development Canada
3.500%, 05/16/2013	240,000	254,069
Government of Canada
5.000%, 02/15/2012	160,000	171,649
5.125%, 01/26/2017	245,000	272,575
5.200%, 02/21/2017	200,000	223,385
6.500%, 01/15/2026	260,000	301,217
7.500%, 07/15/2023 to
09/15/2029	605,000	787,098
Hydro-Quebec
6.300%, 05/11/2011	400,000	431,668
8.400%, 01/15/2022	50,000	67,489
Province of Ontario
4.500%, 02/03/2015	500,000	544,222
Province of Saskatchewan
8.000%, 02/01/2013	115,000	132,113

		3,296,619
Israel - 0.08%
Government of Israel
5.125%, 03/26/2019	210,000	217,441
5.500%, 09/18/2023	195,000	219,119

		436,560
Italy - 0.18%
Republic of Italy
6.875%, 09/27/2023	815,000	982,364
Japan - 0.02%
Japan Finance Corp. Municipal
Enterprises
4.625%, 04/21/2015	100,000	109,341
Mexico - 0.27%
Development Bank of Japan
5.125%, 02/01/2017	100,000	111,815
Government of Mexico
5.950%, 03/19/2019	1,111,000	1,204,324
9.875%, 02/01/2010	150,000	151,500

		1,467,639
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	200,000	221,596
Sweden - 0.11%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	410,965
4.875%, 09/29/2011	165,000	176,400

		587,365

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
8,733,453)		$9,086,142

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS - 19.47%
Aerospace & Defense - 0.31%
Boeing Company
8.750%, 09/15/2031	$275,000	$373,725
General Dynamics Corp.
5.250%, 02/01/2014	265,000	294,619
Northrop Grumman Corp.
7.750%, 03/01/2016	225,000	275,056
United Technologies Corp.
5.375%, 12/15/2017	285,000	315,207
6.125%, 02/01/2019	350,000	403,414

		1,662,021
Agriculture - 0.29%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	298,863
9.250%, 08/06/2019	425,000	518,891
Archer-Daniels-Midland Company
7.000%, 02/01/2031	150,000	172,767
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	297,176
Philip Morris International, Inc.
6.875%, 03/17/2014	270,000	311,678

		1,599,375
Auto Manufacturers - 0.05%
DaimlerChrysler NA Holding Corp.
5.875%, 03/15/2011	285,000	299,025
Banks - 4.66%
Abbey National PLC
7.950%, 10/26/2029	200,000	230,137
American Express Bank FSB
3.150%, 12/09/2011	205,000	214,084
6.000%, 09/13/2017	405,000	425,768
Bank of America Corp.
2.100%, 04/30/2012	540,000	551,961
3.125%, 06/15/2012	350,000	367,274
5.420%, 03/15/2017	300,000	292,294
6.500%, 08/01/2016	200,000	212,524
7.800%, 02/15/2010	333,000	337,263
Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	465,279
6.375%, 04/01/2012	75,000	82,392
Bank One Corp.
7.875%, 08/01/2010	485,000	508,334
Barclays Bank PLC
5.450%, 09/12/2012	290,000	315,491
BB&T Corp.
5.200%, 12/23/2015	290,000	308,071
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	264,199
7.375%, 05/23/2014	290,000	332,634
Citigroup, Inc.
2.125%, 04/30/2012	560,000	573,005
2.875%, 12/09/2011	210,000	218,026
5.500%, 04/11/2013	345,000	356,575
5.875%, 02/22/2033	575,000	474,262
6.125%, 11/21/2017	833,000	836,924
8.500%, 05/22/2019	190,000	214,582
Deutsche Bank AG
3.875%, 08/18/2014	380,000	392,531

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
4.875%, 05/20/2013	$575,000	$618,256
Dresdner Bank AG
7.250%, 09/15/2015	220,000	219,095
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	314,022
Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	331,446
5.500%, 11/15/2014	690,000	749,038
6.125%, 02/15/2033	345,000	354,706
HSBC Holdings PLC
6.500%, 09/15/2037	580,000	617,277
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	365,498
6.400%, 05/15/2038	345,000	381,923
6.750%, 02/01/2011	428,000	454,319
Keycorp
6.500%, 05/14/2013	305,000	319,442
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	780,000	817,339
4.375%, 03/15/2018	1,040,000	1,117,208
5.125%, 03/14/2016	450,000	506,515
Landwirtschaftliche Rentenbank
3.875%, 03/15/2010	360,000	363,649
5.125%, 02/01/2017	210,000	234,242
Morgan Stanley
2.250%, 03/13/2012	200,000	205,318
3.250%, 12/01/2011	350,000	366,361
5.950%, 12/28/2017	560,000	588,643
6.750%, 04/15/2011	550,000	586,645
7.300%, 05/13/2019	490,000	552,337
Oesterreichische Kontrollbank AG
2.875%, 03/15/2011	190,000	195,623
4.875%, 02/16/2016	329,000	358,973
PNC Funding Corp.
2.300%, 06/22/2012	345,000	355,361
4.250%, 09/21/2015	130,000	134,275
5.625%, 02/01/2017	200,000	203,003
6.700%, 06/10/2019	190,000	215,223
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	300,000	268,701
State Street Corp.
2.150%, 04/30/2012	215,000	220,379
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	292,457
UBS AG, MTN
5.750%, 04/25/2018	520,000	537,438
Union Bank of California, N.A.
5.950%, 05/11/2016	250,000	254,377
US Bank NA, BKNT
6.375%, 08/01/2011	200,000	216,978
Wells Fargo & Company
3.000%, 12/09/2011	350,000	364,606
3.750%, 10/01/2014	1,100,000	1,109,050
5.000%, 11/15/2014	290,000	303,591
5.625%, 12/11/2017	515,000	537,381
6.375%, 08/01/2011	590,000	631,909
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	478,259

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
6.450%, 02/01/2011	$500,000	$528,326

		25,242,799
Beverages - 0.45%
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	300,000	342,399
7.750%, 01/15/2019 (S)	290,000	347,797
Bottling Group LLC
5.125%, 01/15/2019	290,000	311,267
Brown-Forman Corp.
5.000%, 02/01/2014	290,000	312,401
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	255,000	345,384
Diageo Capital PLC
7.375%, 01/15/2014	240,000	282,236
PepsiCo, Inc., Sr Note
7.900%, 11/01/2018	195,000	247,749
SABMiller PLC, Sr Note
6.500%, 07/15/2018 (S)	200,000	224,501

		2,413,734
Biotechnology - 0.03%
Amgen, Inc.
5.700%, 02/01/2019	145,000	161,157
Building Materials - 0.02%
CRH America, Inc., Gtd Note
8.125%, 07/15/2018	100,000	117,139
Chemicals - 0.23%
Agrium, Inc.
6.750%, 01/15/2019	250,000	277,813
Dow Chemical Company
5.700%, 05/15/2018	140,000	142,056
5.900%, 02/15/2015	150,000	160,394
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	260,000	289,641
5.875%, 01/15/2014	265,000	297,454
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	60,990

		1,228,348
Computers - 0.23%
Dell, Inc.
4.700%, 04/15/2013	225,000	242,019
Hewlett-Packard Company
4.750%, 06/02/2014	240,000	261,660
International Business Machines
Corp.
6.500%, 10/15/2013	665,000	771,260

		1,274,939
Cosmetics & Personal Care - 0.07%
Procter & Gamble Company
4.600%, 01/15/2014	345,000	375,829
Diversified Financial Services - 2.22%
American Express Credit Company,
Sr Note Series C
7.300%, 08/20/2013	240,000	272,619
Bear Stearns Companies., Inc.
7.250%, 02/01/2018	635,000	734,332

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BP Capital Markets PLC
5.250%, 11/07/2013	$220,000	$244,757
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	293,156
Citigroup Funding Inc
1.875%, 11/15/2012	205,000	207,995
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	345,000	368,282
6.500%, 01/15/2012	510,000	560,869
Credit Suisse Guernsey, Ltd.
5.860%, (P)	290,000	241,425
Discover Financial Services, Sr Note
10.250%, 07/15/2019	300,000	352,353
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	297,145
3.000%, 12/09/2011	350,000	364,534
5.625%, 09/15/2017	640,000	667,549
6.000%, 08/07/2019	150,000	158,003
6.125%, 02/22/2011	510,000	539,701
6.750%, 03/15/2032	635,000	651,199
6.875%, 01/10/2039	290,000	304,104
Goldman Sachs Capital II
5.793%, 12/29/2049	210,000	154,350
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	515,000	555,866
6.875%, 01/15/2011	515,000	546,257
7.500%, 02/15/2019	360,000	425,133
Harley-Davidson Funding Corp.,
Gtd Sr Note
5.750%, 12/15/2014 (S)	200,000	201,678
HSBC Finance Corp.
8.000%, 07/15/2010	610,000	634,615
International Lease Finance Corp.
5.450%, 03/24/2011	100,000	92,101
John Deere Capital Corp.
4.950%, 12/17/2012	480,000	523,346
JPMorgan Chase & Company
4.750%, 05/01/2013	350,000	375,252
MBNA Corp.
5.000%, 06/15/2015	400,000	403,675
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	575,000	604,641
6.875%, 04/25/2018 to
11/15/2018	585,000	627,060
7.750%, 05/14/2038	345,000	380,890
Toyota Motor Credit Corp.
5.450%, 05/18/2011	240,000	255,539

		12,038,426
Electric - 1.62%
CalEnergy Company, Inc., Sr Bond
8.480%, 09/15/2028	365,000	466,112
Carolina Power & Light Company
5.300%, 01/15/2019	145,000	157,532
Consolidated Edison Company of
New York, Inc.
7.125%, 12/01/2018	265,000	318,141
Constellation Energy Group, Inc.
7.600%, 04/01/2032	58,000	64,718

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Dominion Resources, Inc.
5.000%, 03/15/2013	$262,000	$278,206
5.200%, 08/15/2019	310,000	326,112
DTE Energy Company
6.350%, 06/01/2016	215,000	227,860
Duke Energy Carolinas Company
5.625%, 11/30/2012	300,000	333,711
Duke Energy Carolinas LLC
6.000%, 01/15/2038	140,000	153,796
7.000%, 11/15/2018	270,000	327,009
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	423,917
Enel Finance International SA
5.125%, 10/07/2019 (S)	300,000	309,914
6.000%, 10/07/2039 (S)	100,000	102,525
6.250%, 09/15/2017 (S)	144,000	161,375
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	154,214
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	104,442
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,494
7.375%, 11/15/2031	250,000	279,471
FirstEnergy Solutions Corp.
6.050%, 08/15/2021 (S)	150,000	157,021
Florida Power & Light Company
5.650%, 02/01/2037	200,000	211,793
FPL Group Capital, Inc.
7.875%, 12/15/2015	265,000	325,845
Georgia Power Company
5.950%, 02/01/2039	265,000	290,408
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	307,083
Israel Electric Corp., Ltd., Sec Note
7.250%, 01/15/2019 (S)	170,000	186,731
Oncor Electric Delivery Company
7.500%, 09/01/2038	140,000	171,941
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	183,376
6.250%, 12/01/2013	355,000	402,331
Pacificorp
6.000%, 01/15/2039	290,000	317,639
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	204,787
6.150%, 10/01/2038	150,000	150,996
Progress Energy, Inc.
7.100%, 03/01/2011	146,000	155,536
Public Service Electric & Gas
Company
6.330%, 11/01/2013	355,000	402,432
San Diego Gas & Electric Company,
Series FFF
6.125%, 09/15/2037	160,000	180,841
Scottish Power PLC
4.910%, 03/15/2010	130,000	131,548
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	345,000	349,808

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric (continued)
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	$155,000	$196,680
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	261,743

		8,784,088
Electrical Components & Equipment - 0.04%
Emerson Electric Company
4.875%, 10/15/2019	215,000	229,660
Environmental Control - 0.07%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	211,750
Waste Management, Inc., Gtd Sr
Note
6.125%, 11/30/2039	160,000	165,024

		376,774
Food - 0.53%
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	27,273
9.750%, 03/01/2021	140,000	187,272
General Mills, Inc.
5.650%, 02/15/2019	215,000	235,138
Kellogg Company
4.150%, 11/15/2019	100,000	100,975
6.600%, 04/01/2011	345,000	369,825
Kraft Foods, Inc.
6.750%, 02/19/2014	470,000	529,099
6.875%, 02/01/2038	120,000	129,697
Kroger Company
3.900%, 10/01/2015	100,000	103,367
6.400%, 08/15/2017	210,000	235,630
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	210,000	216,791
Safeway, Inc.
6.350%, 08/15/2017	155,000	173,360
Tate & Lyle International Finance
PLC
5.000%, 11/15/2014 (S)	260,000	263,907
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	88,574
Unilever Capital Corp.
7.125%, 11/01/2010	200,000	212,347

		2,873,255
Forest Products & Paper - 0.02%
International Paper Company
8.700%, 06/15/2038	100,000	117,785
Gas - 0.06%
KeySpan Corp.
8.000%, 11/15/2030	265,000	320,512
Hand & Machine Tools - 0.08%
Snap-On, Inc.
6.125%, 09/01/2021	210,000	220,288
Stanley Works
6.150%, 10/01/2013	170,000	190,657

		410,945

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.16%
Baxter International, Inc.
5.900%, 09/01/2016	$145,000	$165,581
Covidien International Finance SA,
Gtd Sr Note
6.000%, 10/15/2017	287,000	321,267
Johnson & Johnson
5.850%, 07/15/2038	245,000	276,498
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	104,647

		867,993
Healthcare Services - 0.25%
Aetna, Inc.
6.000%, 06/15/2016	290,000	312,506
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	218,770
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	99,215
UnitedHealth Group, Inc.
4.875%, 03/15/2015	515,000	539,838
5.800%, 03/15/2036	50,000	46,682
WellPoint, Inc.
6.375%, 06/15/2037	120,000	126,024

		1,343,035
Home Builders - 0.02%
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	98,066
Household Products - 0.11%
Clorox Company
5.950%, 10/15/2017	260,000	285,775
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	303,259

		589,034
Insurance - 0.79%
Aegon Funding Corp.
5.750%, 12/15/2020	145,000	139,009
Allied World Assurance Holdings,
Ltd.
7.500%, 08/01/2016	320,000	343,923
Allstate Corp.
5.950%, 04/01/2036	270,000	288,863
AON Corp.
8.205%, 01/01/2027	210,000	208,950
AXA SA
8.600%, 12/15/2030	140,000	162,753
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	290,000	310,812
Chubb Corp.
5.750%, 05/15/2018	100,000	110,771
CNA Financial Corp., Sr Note
7.350%, 11/15/2019	210,000	213,432
Hartford Financial Services Group,
Inc.
5.950%, 10/15/2036	135,000	112,424
ING Security Life Institutional
Funding
4.250%, 01/15/2010 (S)	380,000	378,371
Lincoln National Corp.

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
5.650%, 08/27/2012	$145,000	$151,867
7.000%, 05/17/2066 (P)	30,000	23,100
Marsh & McLennan Companies,
Inc.
5.750%, 09/15/2015	290,000	310,585
MetLife, Inc.
6.817%, 08/15/2018	395,000	450,054
Prudential Financial, Inc.
4.750%, 04/01/2014	290,000	297,621
Prudential Financial, Inc. MTN
4.750%, 09/17/2015	200,000	203,607
The St. Paul Companies, Inc.
5.500%, 12/01/2015	190,000	212,448
The Travelers Companies, Inc.
5.900%, 06/02/2019	190,000	212,477
Willis North America, Inc., Gtd Sr
Note
7.000%, 09/29/2019	150,000	153,082

		4,284,149
Investment Companies - 0.09%
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	214,576
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	292,445

		507,021
Iron & Steel - 0.09%
ArcelorMittal
5.375%, 06/01/2013	440,000	462,683
Machinery-Diversified - 0.02%
Roper Industries, Inc., Sr Note
6.250%, 09/01/2019	100,000	106,834
Media - 0.95%
British Sky Broadcasting Group
PLC
9.500%, 11/15/2018 (S)	280,000	368,797
CBS Corp.
8.875%, 05/15/2019	200,000	232,369
Comcast Cable Communications
8.875%, 05/01/2017	190,000	233,647
Comcast Corp.
5.700%, 07/01/2019	190,000	202,983
6.500%, 11/15/2035	435,000	455,757
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	121,264
Discovery Communications LLC
5.625%, 08/15/2019	160,000	168,606
Grupo Televisa SA, Sr Bon
6.625%, 01/15/2040 (S)	160,000	160,193
News America, Inc.
6.650%, 11/15/2037	335,000	353,485
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	327,307
Time Warner Companies, Inc.
7.250%, 10/15/2017	300,000	344,464
Time Warner Entertainment
Company LP
8.375%, 07/15/2033	450,000	539,937

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Time Warner, Inc.
6.750%, 04/15/2011	$345,000	$368,200
7.625%, 04/15/2031	120,000	139,142
Viacom, Inc.
4.250%, 09/15/2015	100,000	102,020
6.250%, 04/30/2016	345,000	380,876
7.875%, 07/30/2030	225,000	235,211
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	108,480
Walt Disney Company
5.625%, 09/15/2016	250,000	280,036

		5,122,774
Metal Fabricate/Hardware - 0.03%
Commercial Metals Company, Sr
Note
7.350%, 08/15/2018	140,000	151,661
Mining - 0.15%
Alcoa, Inc.
5.720%, 02/23/2019	20,000	19,468
6.750%, 07/15/2018	325,000	334,581
Rio Tinto Alcan, Inc., Sr Note
6.125%, 12/15/2033	240,000	248,454
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	121,908
Vale Overseas, Ltd., Gtd Note
6.875%, 11/10/2039	110,000	113,701

		838,112
Miscellaneous Manufacturers - 0.31%
General Electric Company
5.000%, 02/01/2013	525,000	562,512
Harsco Corp.
5.750%, 05/15/2018	270,000	281,918
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	231,893
Ingersoll-Rand Global Holding
Company, Ltd., Gtd Note
6.875%, 08/15/2018	270,000	305,335
Tyco Electronics Group SA, Gtd Sr
Note
6.550%, 10/01/2017	305,000	325,298

		1,706,956
Office & Business Equipment - 0.02%
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	135,588
Oil & Gas - 1.22%
Anadarko Finance Company
6.750%, 05/01/2011	360,000	382,818
Apache Corp.
6.000%, 09/15/2013	200,000	227,096
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	212,416
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	100,000	106,025
Chevron Corp.
4.950%, 03/03/2019	215,000	233,246

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Company
5.750%, 02/01/2019	$270,000	$299,370
Devon Financing Corp.
6.875%, 09/30/2011	240,000	262,298
7.875%, 09/30/2031	120,000	151,464
EnCana Corp.
6.500%, 08/15/2034	345,000	374,068
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	292,216
Hess Corp., Sr Note
8.125%, 02/15/2019	210,000	258,423
Marathon Oil Corp.
6.000%, 10/01/2017	275,000	299,051
Nabors Industries, Inc.
9.250%, 01/15/2019	290,000	361,207
Nexen, Inc.
6.200%, 07/30/2019	100,000	107,031
Noble Holding International, Ltd.
7.375%, 03/15/2014	240,000	262,617
Pemex Project Funding Master Trust
7.375%, 12/15/2014	180,000	205,893
Petro-Canada
5.950%, 05/15/2035	190,000	187,541
6.050%, 05/15/2018	325,000	353,150
Petrobras International Finance
Company
8.375%, 12/10/2018	265,000	316,344
Petroleos Mexicanos, Gtd Note
4.875%, 03/15/2015 (S)	300,000	300,750
Shell International Finance BV, Gtd
Note
6.375%, 12/15/2038	265,000	307,409
Talisman Energy, Inc.
6.250%, 02/01/2038	155,000	160,436
Tosco Corp.
8.125%, 02/15/2030	285,000	362,010
Total Capital SA
3.125%, 10/02/2015	100,000	101,973
Valero Energy Corp.
6.125%, 06/15/2017	275,000	290,493
XTO Energy, Inc., Subordinated
Debt
5.500%, 06/15/2018	169,000	179,020

		6,594,365
Oil & Gas Services - 0.06%
Cameron International Corp.
7.000%, 07/15/2038	100,000	107,820
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	225,561

		333,381
Pharmaceuticals - 0.61%
Abbott Laboratories
4.350%, 03/15/2014	350,000	372,324
AstraZeneca PLC
5.900%, 09/15/2017	300,000	343,150
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	165,027

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company
7.125%, 06/01/2025	$220,000	$269,413
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	398,362
Glaxosmithkline Capital, Inc.
6.375%, 05/15/2038	140,000	160,394
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	100,000	102,124
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	227,145
Pharmacia Corp.
6.500%, 12/01/2018	290,000	337,175
Schering Plough Corp.
5.300%, 12/01/2013	240,000	267,756
Wyeth
5.500%, 03/15/2013	385,000	426,757
6.000%, 02/15/2036	230,000	252,641

		3,322,268
Pipelines - 0.61%
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	162,971
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	240,000	274,271
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	320,744
9.750%, 03/15/2019 (S)	240,000	292,729
Enbridge Energy Partners LP
9.875%, 03/01/2019	345,000	440,137
Enterprise Products Operating LLC,
Gtd Note
6.650%, 04/15/2018	110,000	121,881
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	119,531
5.850%, 09/15/2012	225,000	244,473
6.500%, 09/01/2039	130,000	133,287
7.300%, 08/15/2033	30,000	32,877
9.000%, 02/01/2019	175,000	215,764
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	168,053
ONEOK Partners LP
6.650%, 10/01/2036	245,000	256,005
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	233,618
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	76,564
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	209,650

		3,302,555
Real Estate - 0.30%
Duke Realty LP
5.950%, 02/15/2017	72,000	69,334
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	187,480
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	200,163
ProLogis
7.625%, 08/15/2014	410,000	439,597

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
ProLogis, REIT
5.625%, 11/15/2016	$60,000	$56,966
Realty Income Corp.
5.950%, 09/15/2016	135,000	137,286
Simon Property Group LP, REIT
5.875%, 03/01/2017	86,000	89,578
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	433,705

		1,614,109
Retail - 0.53%
CVS Caremark Corp.
6.125%, 08/15/2016	305,000	338,225
Home Depot, Inc.
4.625%, 08/15/2010	265,000	271,959
5.875%, 12/16/2036	190,000	186,837
McDonald's Corp.
5.000%, 02/01/2019	145,000	156,948
Target Corp.
6.500%, 10/15/2037	220,000	249,534
7.500%, 08/15/2010	135,000	141,680
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	270,118
6.200%, 04/15/2038	386,000	436,036
7.550%, 02/15/2030	300,000	389,602
Walgreen Company
5.250%, 01/15/2019	290,000	318,381
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	104,657

		2,863,977
Savings & Loans - 0.04%
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	202,776
Software - 0.12%
Microsoft Corp.
2.950%, 06/01/2014	200,000	206,299
Oracle Corp.
5.750%, 04/15/2018	380,000	422,587

		628,886
Telecommunications - 1.68%
Ameritech Capital Funding
6.875%, 10/15/2027	138,000	144,718
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	290,000	313,653
AT&T, Inc.
6.300%, 01/15/2038	400,000	415,616
6.700%, 11/15/2013	270,000	309,591
BellSouth Corp.
6.875%, 10/15/2031	405,000	440,007
British Telecommunications PLC
5.950%, 01/15/2018	160,000	165,169
9.625%, 12/15/2030	160,000	204,823
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	139,158
Cisco Systems, Inc.
5.250%, 02/22/2011	150,000	158,346
5.900%, 02/15/2039	250,000	261,809

Total Bond Market Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	$365,000	$476,863
France Telecom SA
8.500%, 03/01/2031	290,000	398,642
Rogers Cable, Inc.
7.875%, 05/01/2012	265,000	300,099
SBC Communications, Inc.
5.625%, 06/15/2016	200,000	219,714
Telecom Italia Capital SA
5.250%, 11/15/2013	460,000	490,743
7.721%, 06/04/2038	200,000	232,373
Telefonica Europe BV
8.250%, 09/15/2030	325,000	419,463
Telefonos De Mexico Sab De Cv
5.500%, 11/15/2019 (S)	210,000	212,390
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	300,419
6.100%, 04/15/2018	435,000	479,197
6.900%, 04/15/2038	510,000	576,709
7.375%, 09/01/2012	250,000	285,895
Verizon Global Funding Corp.
7.250%, 12/01/2010	435,000	462,119
Verizon Wireless Capital LLC, Sr
Note
7.375%, 11/15/2013	330,000	384,385
Vodafone Group PLC
3.375%, 11/24/2015	520,000	518,669
5.375%, 01/30/2015	515,000	560,035
5.450%, 06/10/2019	205,000	217,805

		9,088,410
Transportation - 0.33%
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	160,000	163,914
7.000%, 02/01/2014	350,000	405,999
Canadian National Railway
Company
6.375%, 10/15/2011	135,000	147,679
CSX Corp.
6.250%, 04/01/2015	205,000	232,493
7.375%, 02/01/2019	290,000	344,092
FedEx Corp.
8.000%, 01/15/2019	145,000	178,924
Union Pacific Corp.
6.625%, 02/01/2029	260,000	292,147

		1,765,248

TOTAL CORPORATE BONDS (Cost 96,820,637)		$105,455,692

MUNICIPAL BONDS - 0.32%
California - 0.08%
State of California
7.500%, 04/01/2034	200,000	204,262
University of California
5.770%, 05/15/2043	220,000	224,946

		429,208

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
District of Columbia - 0.02%
Metropolitan Washington Airports
Authority
7.462%, 10/01/2046	$100,000	$105,005
Illinois - 0.05%
Illinois State
5.100%, 06/01/2033	285,000	255,212
New York - 0.07%
New York State Dormitory
Authority
5.628%, 03/15/2039	210,000	212,629
New York State Urban
Development Corp.
5.770%, 03/15/2039	200,000	202,822

		415,451
North Carolina - 0.03%
North Carolina Turnkpike
Authority
6.700%, 01/01/2039	170,000	182,915
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	160,000	165,370
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	100,000	102,926
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	100,000	102,230

TOTAL MUNICIPAL BONDS (Cost 1,725,320)		$1,758,317

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.95%
Banc of America Commercial Mortgage,
Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	240,642	241,471
5.390%, 09/10/2047	320,000	311,149
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	392,946
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	629,781
Bear Stearns Commercial
Mortgage Securities
5.149%, 10/12/2042 (P)	610,000	619,425
Bear Stearns Commercial
Mortgage Securities,
Series 2006-PW12, Class A4
5.719%, 09/11/2038 (P)	260,000	261,314
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%, 10/15/2048	760,000	717,719
CS First Boston Mortgage
Securities Corp, Series 2005-
C3, Class A3
4.645%, 07/15/2037	340,000	337,406
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,

Total Bond Market Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
4.353%, 06/10/2048	$868,517	$867,492
Series 2004-C3, Class A2,
4.433%, 07/10/2039	496,200	499,093
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	538,219
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C3,
Class A4
5.023%, 04/10/2040	1,020,000	1,035,177
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.805%, 08/10/2045 (P)	1,105,000	909,605
JPMorgan Chase Commercial Mortgage
Securities Corp
Series 2005-CB13, Class A3A1,
5.280%, 01/12/2043 (P)	440,000	433,741
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	909,726
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	925,204
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	522,315
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	417,971
Series 2005-LDP5, Class A4,
5.179%, 12/15/2044 (P)	275,000	278,108
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	380,000	387,502
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	174,675
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	544,305	544,971
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	913,423
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	363,155
Series 2000-C3, Class A2,
7.950%, 05/15/2025 (P)	172,976	173,231
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	126,997
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2007-8, Class A2
5.920%, 08/12/2049 (P)	1,080,000	1,082,225
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	865,035
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	980,000	981,487
5.090%, 10/12/2052	415,000	419,145
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,221,772
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	1,630,000	1,559,378
5.741%, 08/12/2041 (P)	380,000	383,634

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Capital IMSC
2006-IQ11 A2
5.693%, 10/15/2042 (P)	$475,000	$481,083
Wachovia Bank Commercial Mortgage
Trust
Series 2004-C12, Class A2,
5.083%, 07/15/2041 (P)	444,530	451,178
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (S)	410,000	410,709

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost 19,883,317)		$21,387,462

ASSET BACKED SECURITIES - 0.31%
American Express Credit Account
Master Trust, Series 2006-2,
Class A
5.350%, 01/15/2014	440,000	468,602
Chase Issuance Trust, Series
2008-A4, Class A4
4.650%, 03/15/2015	540,000	582,437
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	169,078	191,059
Mercedes-Benz Auto Receivables
Trust
1.670%, 01/15/2014	410,000	412,983

TOTAL ASSET BACKED SECURITIES (Cost 1,604,046)		$1,655,081

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.15%
Capital Goods - 0.06%
Caterpillar, Inc. 7.900%	$265,000	$331,942
Energy - 0.04%
Enterprise Products Operating LLC
9.750%	175,000	213,105
Utilities - 0.05%
Virginia Electric and Power Company
8.875%	190,000	271,477

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost
629,576)		$816,524

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.39%
Cash Equivalents - 0.40%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	$216,122	$2,163,423

Total Bond Market Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 5.99%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.050% to be repurchased at
32,422,045 on 12-01-2009,
collateralized by 30,310,000
Federal National Mortgage
Association, 4.125% due 04-15-
2014 (valued at 33,075,788,
including interest)	$32,422,000	$32,422,000

TOTAL SHORT-TERM INVESTMENTS (Cost 34,585,583)		$34,585,423

SUPRANATIONAL OBLIGATIONS - 0.88%
Government - 0.88%
6.875%, 10/15/2015	105,000	118,875
5.593%, 07/16/2018	405,000	459,492
2.375%, 03/14/2014	570,000	575,536
3.250%, 02/15/2011	435,000	449,841
4.625%, 05/15/2014	429,000	473,326
4.625%, 10/20/2015	395,000	437,075
4.875%, 01/17/2017	580,000	646,852
7.000%, 06/15/2025	175,000	220,965
7.375%, 01/15/2010	280,000	282,364
3.625%, 05/21/2013	200,000	212,941
8.625%, 10/15/2016	285,000	374,357
3.500%, 05/15/2013	155,000	164,455
2.375%, 12/15/2011	355,000	364,484

		4,780,563

TOTAL SUPRANATIONAL OBLIGATIONS (Cost
4,689,379)		$4,780,563

Total Investments (Cost 542,067,441) - 104.80%		567,519,526

Other assets and liabilities, net - (4.80%)		(26,001,293)

TOTAL NET ASSETS - 100.00%		541,518,233

Total Return Fund

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 45.05%
Federal Home Loan Mortgage Corp. - 7.08%
1.125%, 06/01/2011 to
12/15/2011	$14,300,000	$14,426,838
4.810%, 11/01/2035 (P)	526,134	553,452
5.500%, TBA	4,000,000	4,257,344
5.500%, 12/01/2036 to
07/01/2038	5,388,427	5,747,406
6.000%, TBA	101,000,000	108,354,063
6.000%, 08/01/2026 to
10/01/2037	5,129,142	5,543,238

		138,882,341
Federal National Mortgage Association - 14.28%
2.691%, 11/01/2035 (P)	516,461	528,889
3.512%, 05/01/2035 (P)	938,105	965,924
3.623%, 03/01/2035 (P)	160,970	165,372
3.700%, 07/01/2034 (P)	276,559	287,856

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(continued)
4.153%, 11/01/2034 (P)	$493,178	$510,481
4.454%, 01/01/2035 (P)	299,058	308,636
4.819%, 06/01/2035 (P)	1,394,954	1,454,156
4.837%, 09/01/2035 (P)	650,838	686,676
5.000%, 11/01/2021 to
07/01/2037	21,260,075	22,427,315
5.500%, 02/01/2021 to
12/01/2038	146,698,277	156,754,892
6.000%, 10/01/2026 to
06/01/2039	78,010,168	84,041,382
6.500%, TBA	9,000,000	9,722,110
6.500%, 10/01/2036 to
05/01/2037	2,052,131	2,226,267

		280,079,956
Government National Mortgage Association - 0.13%
6.000%, TBA	2,000,000	2,141,094
6.000%, 09/15/2038	414,495	447,153

		2,588,247
U.S. Treasury Notes - 20.30%
1.000%, 07/31/2011 to
10/31/2011 (F)	372,400,000	375,347,664
2.750%, 11/30/2016	12,000,000	12,045,000
3.375%, 11/15/2019	8,500,000	8,624,865
3.625%, 08/15/2019	1,900,000	1,965,907

		397,983,436
U.S. Treasury Bonds - 3.19%
3.500%, 02/15/2039	3,650,000	3,217,132
4.250%, 05/15/2039	19,000,000	19,145,464
4.375%, 02/15/2038 to
11/15/2039	27,400,000	28,217,181
4.500%, 05/15/2038	7,900,000	8,295,000
5.375%, 02/15/2031	3,100,000	3,649,766

		62,524,543
Federal Home Loan Bank - 0.07%
1.000%, 12/28/2011	1,400,000	1,403,961

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $862,191,328)		$883,462,484

Total Return Fund (continued)

		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.81%
Brazil - 0.30%
Federative Republic of Brazil
10.250%, 01/10/2028		$6,400,000	$3,645,685
12.500%, 01/05/2022		3,600,000	2,307,035

			5,952,720
France - 0.44%
Societe Financement de l'Economie
Francaise
0.484%, 07/16/2012 (P)		2,000,000	2,000,071
3.375%, 05/05/2014		5,100,000	5,341,041
Societe Financement de l'Economie
Francaise, EMTN
2.125%, 05/05/2014	EUR	800,000	1,213,793

			8,554,905
Mexico - 0.07%
Government of Mexico
6.050%, 01/11/2040		$1,400,000	1,431,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $15,276,401)			$15,939,125

CORPORATE BONDS - 25.83%
Agriculture - 0.09%
Philip Morris International, Inc.,
Sr. Note
5.650% 05/16/2018		1,600,000	1,739,870
Banks - 11.76%
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,755,322
6.000%, 09/13/2017		200,000	210,256
American Express Centurion Bank
0.319%, 07/13/2010		300,000	298,412
6.000%, 09/13/2017		200,000	210,256
ANZ National International, Ltd.
6.200% 07/19/2013 (S)		3,100,000	3,413,109
BAC Capital Trust VII
5.250% 08/10/2035		1,000,000	1,085,766
Bank of America Corp.
0.603%, 08/15/2016 (P)		1,100,000	930,276
2.100%, 04/30/2012		10,800,000	11,039,220
6.500%, 08/01/2016		7,900,000	8,394,682
Bank of America NA
6.000% 10/15/2036		900,000	895,166
Barclays Bank PLC
5.000%, 09/22/2016		9,700,000	10,060,898
5.450%, 09/12/2012		23,000,000	25,021,723
6.050%, 12/04/2017 (S)		2,900,000	3,019,161
BNP Paribas
5.186% (S)		7,600,000	6,379,942
Citibank NA
1.875%, 05/07/2012 to 06/04/2012		2,800,000	2,849,872
Citigroup, Inc.
0.313%, 12/28/2009 (P)		1,400,000	1,400,013
2.125%, 04/30/2012		1,500,000	1,534,835
4.750%, 02/10/2019		1,500,000	1,925,683
5.300%, 10/17/2012		800,000	839,014

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
5.500%, 08/27/2012 to
10/15/2014	$20,800,000	$21,401,773
5.625%, 08/27/2012	1,700,000	1,765,255
5.850%, 07/02/2013	600,000	630,131
6.000%, 08/15/2017	900,000	903,143
6.125%, 08/25/2036	3,500,000	2,972,249
8.500%, 05/22/2019	2,200,000	2,484,629
Credit Agricole SA
0.304% 05/28/2010 (P)(S)	2,700,000	2,700,100
Danske Bank A/S
2.500% 05/10/2012 (S)	2,500,000	2,572,753
Deutsche Bank AG
6.000% 09/01/2017	4,600,000	5,101,602
Dexia Credit Local
0.939% 09/23/2011 (P)(S)	5,200,000	5,245,895
Fortis Bank Nederland Holding
NV
3.000% 04/17/2012	500,000	766,570
GMAC LLC
6.000% 12/15/2011	400,000	376,186
Goldman Sachs Group, Inc.
5.625%, 01/15/2017	2,000,000	2,067,222
6.250%, 09/01/2017	5,400,000	5,885,838
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037	2,100,000	2,248,354
ICICI Bank, Ltd.
0.824% 01/12/2010 (P)(S)	3,800,000	3,762,000
JPMorgan Chase & Company, Sr.
Bond
6.000% 01/15/2018	2,300,000	2,493,241
KeyBank NA
2.507% 06/02/2010 (P)	4,400,000	4,398,266
Korea Development Bank
0.424% 04/03/2010 (P)	9,900,000	9,828,829
Morgan Stanley
0.374%, 01/15/2010 (P)	2,400,000	2,399,854
2.373%, 05/14/2010 (P)	5,000,000	5,035,150
3.250%, 12/01/2011	2,900,000	3,035,561
6.250%, 08/28/2017	800,000	856,518
National Australia Bank, Ltd.
5.350% 06/12/2013 (S)	2,600,000	2,831,452
Northern Rock PLC
5.625% 06/22/2017 (S)	15,300,000	14,685,745
Royal Bank of Scotland Group PLC
6.990%, 10/29/2049 (S)	6,800,000	3,944,000
7.648%, 08/31/2049	5,000,000	3,100,000
Royal Bank of Scotland PLC
0.673%, 04/08/2011 (P)(S)	4,000,000	4,009,556
2.625%, 05/11/2012 (S)	2,400,000	2,460,514
3.000%, 12/09/2011 (S)	5,900,000	6,117,321
State Street Capital Trust III
8.250% 03/15/2042	2,900,000	2,902,175
Sumitomo Mitsui Banking Corp.
5.625% 07/29/2049 (S)	5,200,000	5,018,811
Swedbank AB
3.625% 12/02/2011	100,000	154,941

Total Return Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banks (continued)
UBS AG, MTN
5.750% 04/25/2018	$1,900,000	$1,963,715
UBS AG/Stamford Branch
1.198%, 05/05/2010 (P)	300,000	300,502
5.875%, 12/20/2017	2,100,000	2,179,218
USB Capital IX
6.189% 03/29/2049	300,000	234,000
Wachovia Corp.
0.414%, 10/15/2011 (P)	1,100,000	1,086,322
5.750%, 02/01/2018	6,200,000	6,521,321
Westpac Banking Corp.
0.764% 07/16/2014 (P)(S)	1,000,000	1,006,210

		230,710,528
Biotechnology - 0.53%
Amgen, Inc.
6.150% 06/01/2018	9,100,000	10,342,869
Building Materials - 0.20%
C8 Capital SPV, Ltd.
6.640% 12/29/2049 (S)	5,500,000	3,878,985
Chemicals - 0.46%
Rohm & Haas Company
6.000% 09/15/2017	1,500,000	1,559,883
The Dow Chemical Company
4.850% 08/15/2012	7,100,000	7,504,963

		9,064,846
Commercial Services - 0.78%
President and Fellows of Harvard
College
6.500% 01/15/2039 (S)	12,900,000	15,269,472
Computers - 0.26%
Dell, Inc.
4.700% 04/15/2013	4,800,000	5,163,077
Diversified Financial Services - 8.32%
Allstate Life Global Funding
Trusts
5.375% 04/30/2013	2,500,000	2,694,760
American Express Company, Sr.
Note
7.000% 03/19/2018	2,700,000	3,007,446
American Express Credit Corp.
5.875% 05/02/2013	2,300,000	2,493,600
American Express Travel Related
Services Company, Inc.
5.250% 11/21/2011 (S)	1,366,000	1,428,940
American General Finance Corp.
6.900% 12/15/2017	3,300,000	2,316,425
Bear Stearns Companies, Inc.
0.391%, 05/18/2010 (P)	4,600,000	4,603,160
0.483%, 08/15/2011 (P)	200,000	199,668
4.924%, 09/26/2013 (P)	3,600,000	5,256,411
6.950%, 08/10/2012	4,100,000	4,607,342
7.625%, 12/07/2009	2,800,000	2,802,139
C10 Capital SPV, Ltd.
6.722% 12/01/2049 (P)(S)	1,700,000	1,271,311

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Caelus Re, Ltd.
6.504% 06/07/2011 (P)(S)	$1,200,000	$1,140,000
Calabash Re, Ltd.
8.844% 01/08/2010 (P)(S)	2,200,000	2,176,460
CIT Group, Inc.
5.000% 05/13/2014	2,300,000	2,331,158
Citigroup Capital XXI
8.300% 12/21/2057	20,525,000	18,267,250
Citigroup Funding, Inc.
2.250% 12/10/2012	2,100,000	2,150,182
Countrywide Financial Corp.
5.800% 06/07/2012	3,200,000	3,421,392
Countrywide Home Loan
4.000% 03/22/2011	600,000	612,926
Ford Motor Credit Company LLC
3.034%, 01/13/2012 (P)	1,300,000	1,178,450
7.250%, 10/25/2011	100,000	99,822
7.375%, 02/01/2011	1,400,000	1,412,396
7.875%, 06/15/2010	300,000	304,155
8.000%, 12/15/2016	1,000,000	995,943
8.625%, 11/01/2010	100,000	102,113
General Electric Capital Corp.
1.000%, 09/15/2067	9,900,000	11,000,363
2.000%, 09/28/2012	4,200,000	4,277,141
3.000%, 12/09/2011	16,100,000	16,768,569
6.375%, 11/15/2067	4,100,000	3,372,250
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	7,500,000	8,095,133
6.375%, 05/02/2018	700,000	1,166,127
International Lease Finance Corp.
0.482% 05/24/2010 (P)	18,700,000	18,202,861
JPMorgan Chase Bank NA
6.000% 10/01/2017	3,900,000	4,178,612
JPMorgan Chase Capital XX
6.550% 09/29/2036	400,000	366,603
LeasePlan Corp. NV
3.125% 02/10/2012	1,900,000	2,922,739
Lehman Brothers Holdings, Inc.
0.00%, 11/24/2008 to 08/21/2049
(H)	20,100,000	3,869,250
6.875%, 05/02/2018 (H)	1,100,000	233,750
Longpoint Re, Ltd.
5.549% 05/08/2010 (P)(S)	1,200,000	1,191,000
Merrill Lynch & Company, Inc.
6.050%, 08/15/2012	900,000	968,624
6.400%, 08/28/2017	3,100,000	3,252,520
6.875%, 04/25/2018	7,600,000	8,151,980
Mystic Re, Ltd.
10.254% 06/07/2011 (P)(S)	700,000	720,020
Santander Perpetual SA
Unipersonal
6.671% 10/29/2049 (S)	5,600,000	5,124,773
SLM Corp.
0.512%, 10/25/2011 (P)	200,000	176,663
4.495%, 11/15/2011 (P)	400,000	513,517
5.375%, 05/15/2014	500,000	425,449

Total Return Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SMFG Preferred Capital
6.078% 01/29/2049 (S)	$1,600,000	$1,324,752
TNK-BP Finance SA
6.125% 03/20/2012 (S)	500,000	505,000
TransCapitalInvest, Ltd., for
OJSC AK Transneft
8.700% 08/07/2018 (S)	1,000,000	1,131,040
ZFS Finance USA Trust IV
5.875% 05/09/2032	321,000	259,307

		163,071,492
Food - 0.30%
General Mills, Inc.
0.413% 01/22/2010 (P)	2,100,000	2,100,078
Kraft Foods, Inc.
6.125%, 02/01/2018	2,500,000	2,681,190
6.875%, 02/01/2038	1,100,000	1,188,893

		5,970,161
Insurance - 1.19%
American International Group, Inc.
0.392% 03/20/2012 (P)	4,200,000	3,534,300
MetLife, Inc.
6.400% 12/15/2036	900,000	749,250
Metropolitan Life Global Funding I
0.313% 05/17/2010 (P)(S)	5,000,000	4,993,605
Monumental Global Funding, Ltd.
5.500% 04/22/2013 (S)	1,900,000	1,995,105
Pricoa Global Funding I
0.381%, 01/30/2012 (P)(S)	3,200,000	3,040,771
0.483%, 09/27/2013 (P)(S)	2,700,000	2,496,374
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,200,000	2,347,866
5.550%, 04/27/2015	3,500,000	3,584,287
Residential Reinsurance 2007,
Ltd.
10.506% 06/07/2010 (P)(S)	600,000	606,000

		23,347,558
Investment Companies - 0.08%
Temasek Financial I, Ltd.
4.300% 10/25/2019 (S)	1,600,000	1,632,103
Media - 0.08%
Comcast Corp.
5.875%, 02/15/2018	700,000	750,409
6.450%, 03/15/2037	700,000	730,374

		1,480,783
Oil & Gas - 0.41%
Gaz Capital for Gazprom
6.212% 11/22/2016 (S)	500,000	482,500
Petroleos Mexicanos
8.000% 05/03/2019	6,500,000	7,637,500

		8,120,000
Pharmaceuticals - 0.12%
AstraZeneca PLC

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
5.900%, 09/15/2017	$1,000,000	$1,143,834
6.450%, 09/15/2037	1,000,000	1,167,774

		2,311,608
Pipelines - 0.15%
NGPL PipeCo LLC
6.514% 12/15/2012 (S)	2,600,000	2,862,746
Semiconductors - 0.09%
Sensata Technologies, Inc.
7.110% 04/27/2013	1,949,622	1,722,979
Telecommunications - 1.01%
AT&T, Inc.
0.378% 02/05/2010 (P)	1,400,000	1,400,592
Cellco Partnership / Verizon
Wireless Capital LLC
2.869% 05/20/2011	14,700,000	15,239,490
Telecom Italia Capital SA
0.894% 07/18/2011 (P)	3,200,000	3,170,720

		19,810,802

TOTAL CORPORATE BONDS (Cost
$508,536,246)		$506,499,879

MUNICIPAL BONDS - 2.08%
California - 0.87%
Los Angeles Unified School
District
4.500%, 07/01/2023	5,000,000	5,093,150
San Diego Tobacco Settlement
Revenue Funding Corp.
7.125%, 06/01/2032	1,495,000	1,064,829
State of California
5.650%, 04/01/2039	800,000	831,592
7.500%, 04/01/2034	2,600,000	2,655,406
7.550%, 04/01/2039	900,000	931,383
Tobacco Securitization Authority
of Southern California
5.125%, 06/01/2046	1,500,000	972,195
University of California
6.270%, 05/15/2031	5,300,000	5,536,857

		17,085,412
Illinois - 0.33%
Chicago Illinois Transit Authority
6.300%, 12/01/2021	100,000	109,137
6.300%, 12/01/2021	300,000	325,182
6.899%, 12/01/2040	2,700,000	2,948,049
6.899%, 12/01/2040	2,600,000	2,838,862
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	220,396

		6,441,626
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Revenue,Series A
6.500%, 06/01/2023	960,000	803,866

Total Return Fund (continued)

	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Louisiana - 0.14%
State of Louisiana
3.000%, 05/01/2043	$2,600,000	$2,648,074
Nevada - 0.01%
Truckee Meadows Nevada Water
Authority, Water
Revenue,Series A
5.000%, 07/01/2036	200,000	189,308
New Jersey - 0.45%
New Jersey State Turnpike
Authority
7.414%, 01/01/2040	7,400,000	8,872,526
North Carolina - 0.02%
North Carolina Turnkpike
Authority
6.700%, 01/01/2039	300,000	322,791
West Virginia - 0.12%
Tobacco Settlement Finance
Authority of West Virginia
7.467%, 06/01/2047	3,170,000	2,442,644
Wisconsin - 0.10%
Badger Tobacco Asset
Securitization Corp.

6.125%, 06/01/2027	1,865,000	2,019,217

TOTAL MUNICIPAL BONDS (Cost $39,090,555)		$40,825,464

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.14%
American Home Mortgage
Investment Trust, Series 2004-
4, Class 4A
2.359% 02/25/2045 (P)	198,479	162,831
Bear Stearns Adjustable Rate Mortgage
Trust
Series 2004-8, Class 2A1,
3.789%, 11/25/2034 (P)	2,824,785	2,524,828
Series 2004-9, Class 22A1,
4.154%, 11/25/2034 (P)	854,484	815,590
Bear Stearns Alt-A Trust, Series
2005-7, Class 22A1
5.437% 09/25/2035 (P)	1,026,842	652,178
Bear Stearns Commercial Mortgage
Securities
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	400,000	342,686
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	1,000,000	945,767
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	4,300,000	3,704,898
Bear Stearns Mortgage Funding
Trust, Series 2007-AR1, Class
2A1
0.306% 02/25/2037 (P)	1,099,162	1,039,954
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.780%, 12/25/2035 (P)	906,339	785,427
Series 2005-11, Class A2A,

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)
4.700%, 12/25/2035 (P)	$427,168	$374,112
Commercial Mortgage Pass-
Through Certificates,
Series 2006-C8, Class A4
5.306% 12/10/2046	2,900,000	2,449,406
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.516%, 02/25/2037 (P)	6,491,122	3,238,323
Series 2005-62, Class 2A1,
1.632%, 12/25/2035 (P)	10,583,996	5,336,257
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
3.510%, 11/25/2034 (P)	1,969,223	1,601,775
Series 2004-HYB9, Class 1A1,
4.243%, 02/20/2035 (P)	3,508,353	2,874,436
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	523,022	340,710
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2,
Class A3
5.846% 03/15/2039 (P)	300,000	253,042
CS First Boston Mortgage
Securities Corp., Series 2005-
C6, Class A1
4.938% 12/15/2040	275,372	276,803
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust, Series
2007-AR1, Class A3B
0.306% 01/25/2047 (P)	642,371	597,854
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.389%, 07/15/2019 (P)	2,499,656	2,489,737
Series 3335, Class FT,
0.389%, 08/15/2019 (P)	5,759,708	5,734,836
Series 3149, Class LF,
0.539%, 05/15/2036 (P)	1,452,343	1,424,886
Series 2637, Class F,
0.639%, 06/15/2018 (P)	234,115	232,358
Series T-63, Class 1A1,
1.958%, 02/25/2045 (P)	180,475	169,973
Series 3036, Class NA,
5.000%, 07/15/2024	816,777	827,162
Federal National Mortgage Association
Series 2007-73, Class A1,
0.296%, 07/25/2037 (P)	3,590,448	3,241,608
Series 2005-120, Class NF,
0.336%, 01/25/2021 (P)	9,216,709	9,174,600
Series 2003-W6, Class F,
0.586%, 09/25/2042 (P)	1,655,430	1,552,229
Series 2006-5, Class 3A2,
4.036%, 05/25/2035 (P)	310,712	301,461
4.500%, TBA	5,000,000	5,238,281
Series 2003-37, Class HY,
5.000%, 12/25/2016	4,688,976	4,822,693
Series 2003-21, Class M,
5.000%, 02/25/2017	302,269	312,726
Series 2005-33, Class QA,
5.000%, 06/25/2027	718,304	731,303

Total Return Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2007-FF1, Class A2A
0.276% 01/25/2038	$648,345	$626,085
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.316%, 10/25/2046 (P)	1,046,681	861,664
Series 2006-AR8, Class 1A1A,
0.316%, 01/25/2047 (P)	1,259,647	1,065,326
Greenwich Capital Commercial
Funding Corp., Series 2005-
GG3, Class A4
4.799% 08/10/2042 (P)	100,000	96,188
Greenwich
Capital Commercial Funding C
orp., Series 2007-
GG9, Class A4
5.444% 03/10/2039	1,400,000	1,194,709
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A1
0.332% 03/06/2020 (P)(S)	2,832,257	2,688,617
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.999% 08/10/2045 (P)	3,100,000	2,551,832
GSR Mortgage Loan Trust, Series
2005-AR7, Class 6A1
5.236% 11/25/2035 (P)	2,541,322	2,130,775
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.296% 12/25/2036	3,709,787	3,053,973
Indymac Index Mortgage Loan
Trust, Series 2006-AR14, Class
1A1A
0.326% 11/25/2046 (P)	462,392	421,846
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	400,000	334,028
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,000,000	859,998
Series 2007-LD11, Class ASB,
6.006%, 06/15/2049 (P)	100,000	98,530
JPMorgan Mortgage Trust, Series
2005-A1, Class 6T1
5.021% 02/25/2035 (P)	1,353,555	1,240,441
JPMorgan Chase Commercial Mo
rtgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% 05/15/2047	3,000,000	2,526,836
LB-UBS Commercial Mortgage
Trust, Series 2005-C7, Class A1
4.990% 11/15/2030	365,702	368,104
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA, Class A1
0.319% 09/15/2021 (P)(S)	282,907	262,614
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.516% 10/25/2034	58,753	45,201

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)
Mellon Residential Funding
Corp., Series 2000-TBC3, Class
A1
0.679% 12/15/2030 (P)	$4,209,524	$3,787,473
Merrill Lynch Commercial Trust
2008-LAQ
1.000% 07/09/2021	5,000,000	4,220,167
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.446%, 02/25/2036 (P)	1,037,093	665,134
Series 2005-3, Class 4A,
0.486%, 11/25/2035 (P)	282,376	194,403
Series 2005-2, Class 3A,
1.236%, 10/25/2035 (P)	530,134	433,647
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2007-6, Class A4
5.485% 03/12/2051 (P)	2,000,000	1,605,787
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.298%, 10/15/2020 (P)(S)	688,498	614,196
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	200,000	175,769
Structured Asset Mortgage Investments,
Inc.
Series 2007-AR2, Class 2A1,
0.366%, 03/25/2037 (P)	3,087,729	1,352,927
Series 2005-AR5, Class A3,
0.487%, 07/19/2035 (P)	2,092,647	1,488,186
Series 2005-AR8, Class A1A,
0.516%, 02/25/2036 (P)	605,735	315,865
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.346%, 11/25/2046 (P)	1,255,607	1,168,125
Series 2006-5, Class A1,
0.356%, 09/25/2046 (P)	3,313,084	3,029,269
Wachovia Bank Commercial Mortgage
Trust
Series 2007-WHL8, Class A1,
0.319%, 06/15/2020 (P)(S)	3,221,791	2,584,801
Series 2006-WL7A, Class A1,
0.329%, 09/15/2021 (P)(S)	7,901,220	6,488,838
Series 2007-C31, Class A4,
5.509%, 04/15/2047	1,400,000	1,122,341
WaMu Mortgage Pass-Through
Certificates, Series 2002-AR17,
Class 1A
1.832% 11/25/2042 (P)	205,712	134,806
Washington Mutual, Inc.
Series 2005-AR19, Class A1A1,
0.506%, 12/25/2045 (P)	2,981,169	2,016,641
Series 2001-7, Class A,
2.024%, 05/25/2041 (P)	164,792	147,025
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-CC, Class A1,
4.947%, 01/25/2035 (P)	2,309,285	2,138,637
Series 2006-AR2, Class 2A1,

Total Return Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS
(continued)

4.950%, 03/25/2036 (P)	$2,085,729	$1,713,634

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $138,905,699)		$120,395,168

ASSET BACKED SECURITIES - 2.36%
Access Group, Series 2008-1,
Class A
1.582% 10/27/2025 (P)	10,720,714	11,034,253
BA Credit Card Trust, Series
2008-A5, Class A5
1.439% 12/16/2013 (P)	5,100,000	5,109,749
Bank of America Auto Trust,
Series 2009-1A, Class A2
1.700% 12/15/2011 (S)	1,600,000	1,608,868
Bear Stearns Asset Backed
Securities Trust, Series 2007-
HE5, Class 1A1
0.326% 06/25/2047 (P)	739,091	594,254
Bear Stearns Asset Backed
Securities, Inc., Series 2007-
HE1, Class 21A1
0.296% 01/25/2037 (P)	1,790,145	1,606,875
BNC Mortgage Loan Trust, Series
2007-2, Class A2
0.336% 05/25/2037 (P)	1,486,132	1,171,534
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.556% 10/25/2035 (P)	1,249,843	1,146,486
Countrywide Asset-Backed Certificates
Series 2006-18, Class 2A1,
0.286%, 03/25/2037 (P)	330,763	328,273
Series 2007-1, Class 2A1,
0.286%, 07/25/2037 (P)	4,956,528	4,650,053
Series 2006-17, Class 2A1,
0.286%, 03/25/2047 (P)	63,699	63,271
Series 2006-19, Class 2A1,
0.296%, 03/25/2037 (P)	76,715	75,907
Series 2006-15, Class A1,
0.346%, 10/25/2046 (P)	345,902	334,974
Credit-Based Asset Servicing and
Securitization LLC, Series
2007-SP1, Class A1
0.326% 12/25/2037 (P)(S)	684,786	669,056
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
0.286% 11/25/2036 (P)	745,585	723,584
Ford Credit Auto Owner Trust
1.210%, 01/15/2012	2,100,000	2,107,432
Series 2009-C, Class A2,
2.000%, 12/15/2011	700,000	704,783
GE Capital Commercial Mortgage
Corp., Series 2002-3A, Class
A1
4.229% 12/10/2037	2,233,688	2,256,114
GSAMP Trust, Series 2007-FM1,
Class A2A
0.306% 12/25/2036 (P)	976,935	618,915

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
HFC Home Equity Loan Asset
Backed Certificates, Series
2005-1, Class A
0.527% 01/20/2034 (P)	$2,321,374	$1,961,910
HSI Asset Securitization Corp.
Trust, Series 2006-HE2, Class
2A1
0.286% 12/25/2036 (P)	299,359	207,934
JPMorgan Mortgage Acquisition Corp.
Series 2006-WMC3, Class A2,
0.286%, 08/25/2036 (P)	33,511	32,951
Series 2007-HE1, Class AV1,
0.296%, 03/25/2047 (P)	1,402,514	1,008,812
Series 2006-HE3, Class A2,
0.320%, 11/25/2036 (P)	39,254	38,524
Master Asset Backed Securities
Trust, Series 2007-HE1, Class
A1
0.316% 05/25/2037 (P)	790,069	709,161
Morgan Stanley Asset Backed Securities
Capital I
Series 2006-NC5, Class A2A,
0.276%, 10/25/2036 (P)	199,993	193,422
Series 2007-HE1, Class A2A,
0.286%, 11/25/2036 (P)	676,556	657,047
Option One Mortgage Loan Trust,
Series 2007-1, Class 2A1
0.286% 01/25/2037 (P)	210,801	208,032
Park Place Securities, Inc., Series
2004-MCW1, Class A1
0.548% 10/25/2034 (P)	1,686,460	1,386,857
Saxon Asset Securities Trust,
Series 2006-3, Class A1,Class
A1
0.296% 10/25/2046 (P)	16,427	16,276
SBI Heloc Trust, Series 2006-1A,
Class 1A2A
0.406% 08/25/2036 (P)(S)	269,124	242,348
Securitized Asset Backed
Receivables LLC Trust, Series
2007-HE1, Class A2A,Class
A2A
0.296% 12/25/2036 (P)	697,008	333,985
Small Business Administration
Participation Certificates
5.290% 12/01/2027	1,954,563	2,137,723
Specialty Underwriting &
Residential Finance, Series
2007-BC1, Class A2A,Class
A2A
0.296% 01/25/2038 (P)	1,561,300	1,150,921
Structured Asset Securities Corp.
Series 2006-BC3, Class A2,
0.286%, 10/25/2036 (P)	542,478	511,804
Series 2006-11, Class A1,
3.783%, 10/25/2035 (P)(S)	1,128,420	698,885

TOTAL ASSET BACKED SECURITIES (Cost
$49,493,615)		$46,300,973

Total Return Fund (continued)

	Principal
	Amount	Value

TERM LOANS - 0.46%
Diversified Financial Services - 0.46%
Chrysler Finance Company
9.000% 08/03/2012	$7,840,000	$7,532,931
CIT Group, Inc.
1.000% 01/18/2012 (P)	1,500,000	1,558,875

		9,091,806

TOTAL TERM LOANS (Cost $9,056,962)		$9,091,806

PREFERRED STOCKS - 0.52%
Diversified Financial Services - 0.00%
American International Group, Inc.
8.500%	6,200	64,046
Banks - U.S. - 0.51%
State Street Capital Trust IV 1.250%	400,000	277,348
Wells Fargo & Company, Series L 7.500%	11,000	9,812,000

		10,089,348
Automobiles And Trucks - 0.01%
General Motors Corp., Series B, 5.250%

TOTAL PREFERRED STOCKS (Cost $8,077,500)		$10,251,194

SHORT-TERM INVESTMENTS - 22.46%
U.S. Treasury Bills
0.054%, 03/04/2010	40,000	39,995
0.00%, 03/25/2010	320,000	319,932
0.00%, 04/01/2010 (F)	33,000	32,992
BNP Paribas Financial, Inc.	194,400,000	194,400,000
Federal Home Loan Bank Discount Notes	38,800,000	38,797,198
Repurchase Agreement with Deutsche
Bank dated 11/30/2009 at 0.16% to be
repurchased at $195,300,868 on
12/01/2009, collateralized by
198,030,000 Federal Home Loan Bank,
0.75% due 01/18/2011 (valued at
$199,263,727, including interest)	195,300,000	195,300,000
Repurchase Agreement with Deutsche
Bank dated 11/30/2009 at 0.15% to be
repurchased at $5,000,021 on
12/01/2009, collateralized by $5,101,000
U.S. Treasury Bills, 6.46% due
12/24/2009 (valued at $5,100,765,
including interest)	5,000,000	5,000,000
Repurchase Agreement with State Street
Corp. dated 11/30/2009 at 0.05% to be
repurchased at $6,594,009 on
12/01/2009, collateralized by $6,555,000
Federal National Mortgage Association,
6.46% due 02/21/2036 (valued at
$6,727,069, including interest)	6,594,000	6,594,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$440,483,984)		$440,484,117

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Principal
	Amount	Value

Total Investments (Cost $2,071,112,290) - 105.71%		$2,073,250,210
Other assets and liabilities, net - (5.71%)		(111,979,477)

TOTAL NET ASSETS - 100.00%		$1,961,270,733

Schedule of Securities Sold Short
Federal National Mortgage Association - 3.58%
5.000%, TBA	$6,000,000	$6,292,500
5.500%, TBA	20,000,000	21,206,250
5.500%, TBA	15,000,000	15,951,563
6.000%, TBA	25,000,000	26,732,423

		70,182,736

TOTAL SECURITIES SOLD SHORT (Cost
$69,473,906)		$70,182,736

Securities Sold Short (Cost $69,473,906) - 3.58%		$70,182,736

U.S. Government Securities Fund
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.76%
Federal Home Loan Mortgage Corp. - 10.10%
5.000%, TBA (B)	$3,000,000	$3,145,535
5.000%, 08/01/2035	8,798,185	9,252,871
5.500%, 11/01/2035	743,794	794,698
5.802%, 01/01/2037 (P)	1,183,082	1,241,447
6.000%, 10/01/2010 to
12/01/2028	282,709	307,094
7.000%, 02/01/2011 to
06/01/2032	303,320	331,609
9.000%, 10/01/2017	3,490	3,921
9.500%, 08/01/2020	16,370	18,857
11.750%, 12/01/2013	270	276

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12.000%, 07/01/2020	$2,956	$3,370

		15,099,678
Federal National Mortgage Association - 29.91%
0.00%, 04/07/2010	9,400,000	9,395,689
4.750%, 11/19/2012	2,520,000	2,771,834
5.000%, TBA (B)	1,100,000	1,164,375
5.000%, 12/01/2019 to
06/01/2035	3,459,343	3,685,313
5.500%, TBA (B)	1,000,000	1,070,703
5.500%, 04/01/2018 to
08/01/2037	11,770,360	12,589,244
5.733%, 08/01/2037 (P)	1,486,091	1,573,863
6.000%, TBA	1,700,000	1,825,039
6.000%, 02/01/2037	4,864,520	5,251,401
6.250%, 02/01/2011	440,000	464,838
6.500%, 02/01/2026 to
10/01/2037	3,640,204	3,954,812
7.000%, 07/01/2022 to
01/01/2034	450,068	498,215
7.500%, 09/01/2029 to
02/01/2031	96,966	107,388
8.000%, 06/01/2017 to
03/01/2033	218,315	244,493
8.500%, 08/01/2019	59,325	67,241
9.000%, 05/01/2021	3,436	3,782
11.500%, 09/15/2013 to
09/01/2019	14,190	15,880
12.000%, 01/01/2013 to
04/20/2016	37,038	42,148
12.500%, 01/01/2013 to
09/20/2015	9,115	10,137
13.500%, 11/15/2014	4,543	4,972

		44,741,367
Government National Mortgage Association - 0.84%
5.000%, TBA (B)	700,000	735,109
6.500%, 02/15/2034 to
09/15/2034	255,389	278,807
7.500%, 03/15/2026 to
12/15/2027	110,993	122,420
8.500%, 06/15/2025	102,857	116,553
11.000%, 09/15/2015	499	577

		1,253,466
Treasury Inflation Protected Securities (D) - 3.79%
0.875%, 04/15/2010 (F)	3,545,338	3,555,864
1.625%, 01/15/2015	158,344	167,202
2.000%, 07/15/2014 to
01/15/2026 (F)	1,200,442	1,264,613
2.375%, 01/15/2027	192,764	211,875
2.500%, 01/15/2029	422,474	472,973

		5,672,527
U.S. Treasury Bonds - 4.14%
3.500%, 02/15/2039	2,110,000	1,859,767
4.375%, 11/15/2039	1,340,000	1,380,828

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.500%, 08/15/2039	$2,340,000	$2,458,463
7.125%, 02/15/2023	140,000	189,963
8.750%, 05/15/2020	210,000	309,980

		6,199,001
U.S. Treasury Notes - 1.88%
3.000%, 09/30/2016	100,000	102,313
3.125%, 10/31/2016	1,460,000	1,502,774
4.750%, 08/15/2017	1,070,000	1,211,608

		2,816,695
Tennessee Valey Authority - 0.10%
5.250%, 09/15/2039	140,000	143,296

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $72,738,407)		$75,926,030

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.88%
American Home Mortgage Assets,
Series 2006-3, Class 3A12
0.426%, 10/25/2046 (P)	963,850	455,686
American Home Mortgage
Investment Trust, Series 2006-
2, Class 1A1
0.316%, 06/25/2046 (P)	145,494	131,333
Bear Stearns Alt-A Trust, Series
2004-11, Class 2A2
3.753%, 11/25/2034 (P)	471,382	319,680
Countrywide Alternative Loan Trust
Series 2006-OA10, Class 4A1,
0.426%, 08/25/2046 (P)	1,108,118	529,012
Series 2006-OA11, Class A4,
0.426%, 09/25/2046 (P)	1,181,676	502,006
Series 2006-OA9, Class 2A1B,
0.437%, 07/20/2046 (P)	1,231,291	520,064
Series 2006-OA7, Class 3A1,
0.446%, 06/25/2046 (P)	684,810	313,657
Series 2005-17, Class 2A1,
0.476%, 06/25/2035 (P)	395,145	199,929
Series 2006-OC2, Class 2A3,
0.526%, 02/25/2036 (P)	1,000,000	192,406
Series 2005-59, Class 1A1,
0.567%, 11/20/2035 (P)	304,959	151,351
Countrywide Home Loans, Series
2006-OA5, Class 1A1
0.436%, 04/25/2046 (P)	519,610	238,850
Federal Home Loan Mortgage
Corp., Series 2525, Class AM
4.500%, 04/15/2032	240,246	258,555
Federal National Mortgage
Association
4.500%, (B)	400,000	419,062
Federal National Mortgage Association
Whole Loan
Series 2005-W3, Class 2AF,
0.456%, 03/25/2045 (P)	426,345	385,848
Series 2003-W12, Class 2A7,
4.680%, 06/25/2043	4,366,230	4,443,625

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 2003-W14, Class 2A,
4.852%, 01/25/2043 (P)	$643,806	$664,988
Harborview Mortgage Loan Trust,
Series 2005-7, Class 1A1
3.262%, 06/19/2045 (P)	362,998	173,238
Impac CMB Trust, Series 2004-5,
Class 1A1
0.596%, 10/25/2034 (P)	653,638	456,772
Impac Secured Assets Corp.,
Series 2005-2, Class A1
0.556%, 03/25/2036 (P)	673,790	261,001
Luminent Mortgage Trust, Series
2006-4, Class A1A
0.426%, 05/25/2046 (P)	855,433	313,848
Master Adjustable Rate Mortgages Trust
Series 2007-3, Class 12A1,
0.436%, 05/25/2047 (P)	1,482,249	684,428
Series 2004-15, Class 1A1,
3.911%, 12/25/2034 (P)	57,702	35,992
Morgan Stanley Mortgage Loan
Trust, Series 2006-8AR, Class
1A2
0.306%, 06/25/2036 (P)	236,355	172,741
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class
2A1A
0.426%, 09/25/2046 (P)	849,671	382,806
Structured Asset Mortgage Investments,
Inc.
Series 2006-AR6, Class 1A1,
0.416%, 07/25/2046 (P)	777,293	353,546
Series 2006-AR7, Class A1A,
0.446%, 08/25/2036 (P)	1,307,422	607,926
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1,
6.196%, 09/25/2037 (P)	540,607	433,070
Series 2007-4, Class 2A1,
6.209%, 09/25/2037 (P)	536,944	426,746
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR17,
Class A1A1,Class A1A1
0.506%, 12/25/2045 (P)	725,367	476,566
Washington Mutual, Inc., Series
2005-AR13, Class A1B3,Class
A1B3
0.596%, 10/25/2045 (P)	496,021	265,470

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,441,471)		$14,770,202

ASSET BACKED SECURITIES - 6.10%
ACE Securities Corp.
Series 2006-SL3, Class A1,
0.336%, 06/25/2036 (P)	692,182	78,864
Series 2006-GP1, Class A,
0.366%, 02/25/2031 (P)	456,364	341,387
Aegis Asset Backed Securities
Trust, Series 2004-2, Class A3
0.716%, 06/25/2034 (P)	173,194	151,107

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Amortizing Residential Collateral
Trust, Series 2001-BC6, Class
A,Class A
0.936%, 10/25/2031 (P)	$482,653	$336,377
Countrywide Asset-Backed
Certificates, Series 2002-BC2,
Class A
0.776%, 04/25/2032 (P)	256,120	126,686
Countrywide Home Equity Loan Trust
Series 2006-E, Class 2A,
0.379%, 07/15/2036 (P)	636,595	226,084
Series 2005-E, Class 2A,
0.459%, 11/15/2035 (P)	194,614	63,756
Series 2006-RES, Class 4E1B,
0.499%, 06/15/2029 (P)(S)	613,165	139,790
Series 2006-RES, Class 4F1B,
0.499%, 05/15/2034 (P)(S)	734,281	160,372
Series 2004-I, Class A,
0.529%, 02/15/2034	608,052	263,032
Series 2007-GW, Class A,
0.789%, 08/15/2037	1,141,545	805,938
Credit Suisse Mortgage Capital
Certificates, Series 2006-CF2,
Class A1
0.496%, 05/25/2036 (S)	530,728	352,984
GMAC Mortgage Corp. Loan
Trust, Series 2006-HE1, Class
A
0.446%, 11/25/2036 (P)	1,276,695	482,119
GSAA Home Equity Trust, Series
2005-5, Class A4
0.506%, 02/25/2035 (P)	73,854	69,120
GSAMP Trust, Series 2006-S4,
Class A1
0.326%, 05/25/2036 (P)	397,513	36,217
IndyMac Seconds Asset Backed
Trust, Series 2006-A, Class A
0.366%, 06/25/2036 (P)	915,927	89,574
Lehman XS Trust
Series 2006-GP3, Class 3A1A,
0.306%, 06/25/2046 (P)	156,622	146,847
Series 2006-GP4, Class 3A1A,
0.306%, 08/25/2046 (P)	344,852	301,569
Series 2006-2N, Class 1A1,
0.496%, 02/25/2046 (P)	920,813	463,758
Long Beach Mortgage Loan Trust,
Series 2005-3, Class 2A2
0.516%, 08/25/2045 (P)	238,036	222,038
Merrill Lynch First Franklin
Mortgage Loan Trust, Series
2007-H1, Class 2A1
1.736%, 10/25/2037 (P)	1,187,117	765,455
Morgan Stanley Mortgage Loan
Trust, Series 2006-4SL, Class
A1
0.386%, 03/25/2036 (P)	498,030	77,166
Nelnet Student Loan Trust, Series
2008-4, Class A4
1.762%, 04/25/2024 (P)	320,000	334,062

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
RAAC Series, Series 2006-RP3,
Class A
0.506%, 05/25/2036 (P)(S)	$776,399	$419,109
SACO I Trust, Inc.
Series 2006-6, Class A,
0.366%, 06/25/2036 (P)	568,116	98,191
Series 2006-7, Class A1,
0.366%, 07/25/2036 (P)	521,491	72,066
SLM Student Loan Trust, Series
2006-5, Class A2,Class A2
0.272%, 07/25/2017 (P)	125,908	125,813
Structured Asset Securities Corp.,
Series 2006-ARS1, Class
A1,Class A1
0.346%, 02/25/2036 (P)(S)	522,868	39,856
Truman Capital Mortgage Loan
Trust, Series 2006-1, Class
A,Class A
0.496%, 03/25/2036 (P)(S)	858,229	441,037
Washington Mutual, Inc.
Series 2007-HE3, Class 2A2,
0.406%, 05/25/2047 (P)	2,300,000	989,301
Series 2005-AR8, Class 2A1A,
0.526%, 07/25/2045 (P)	706,090	502,408
Series 2007-HE3, Class 2A4,
0.526%, 05/25/2047 (P)	1,200,000	394,443

TOTAL ASSET BACKED SECURITIES (Cost
$20,425,526)		$9,116,526

	Shares	Value

PREFERRED STOCKS - 0.02%
Diversified Financials - 0.02%
Federal Home Loan Mortgage Corp.,
Series Z, (I)	23,775	$19,496
Federal National Mortgage Association,
Series S, (I)	17,050	12,276

		31,772

TOTAL PREFERRED STOCKS (Cost $1,020,625)		$31,772

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 24.99%
Federal Home Loan Bank	$10,000,000	$9,998,890
U.S. Treasury Bills
0.020%, 02/25/2010	5,000,000	4,999,345
0.040%, 03/11/2010	4,400,000	4,399,182
0.010%, 04/29/2010	10,000,000	9,993,585
0.010%, 05/06/2010	8,000,000	7,996,031

TOTAL SHORT-TERM INVESTMENTS (Cost
$37,376,083)		$37,387,033

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)

	Principal
	Amount	Value

REPURCHASE AGREEMENT - 3.34%
Deutsche Bank Tri-Party
Repurchase Agreement dated
11/30/2009 at 0.16% to be
repurchased at 5,000,022 on
12/01/2009, collateralized by
4,934,000 Federal Home Loan
Mortgage Corporation, 4.20%
due 12/10/2015 (valued at
5,197,837, including interest)	$5,000,000	$5,000,000

TOTAL REPURCHASE AGREEMENT (Cost $5,000,000)		$5,000,000

Total Investments (Cost $160,002,112) - 95.09%		$142,231,563

Other assets and liabilities, net - 4.91%		7,350,346
TOTAL NET ASSETS - 100.00%		$149,581,909

U.S. High Yield Bond Fund

	Principal
	Amount	Value

CORPORATE BONDS - 76.63%
Advertising - 0.24%
Lamar Media Corp.
9.750%, 04/01/2014	$725,000	$790,250
R.H. Donnelley Corp.
11.750%, 05/15/2015 (H)(S)	1,100,000	929,500

		1,719,750
Aerospace/Defense - 0.45%
L-3 Communications Corp.
5.875%, 01/15/2015	3,350,000	3,283,000
Agriculture - 0.25%
Reynolds American, Inc.
6.500%, 07/15/2010	250,000	256,281
7.625%, 06/01/2016	1,460,000	1,586,802

		1,843,083
Airlines - 0.01%
Continental Airlines, Inc.
8.499%, 05/01/2011	108,100	100,533
Auto Manufacturers - 0.11%
Ford Motor Company
9.500%, 09/15/2011	775,000	792,438
Auto Parts & Equipment - 0.92%
Allison Transmission, Inc., PIK, Gtd
Sr Note
11.250%, 11/01/2015 (S)	68,700	70,418
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	2,745,281
Goodyear Tire & Rubber Company
5.010%, 12/01/2009 (P)	400,000	400,000
7.857%, 08/15/2011	1,275,000	1,306,875
8.625%, 12/01/2011	750,000	767,813

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
10.500%, 05/15/2016	$1,275,000	$1,370,625

		6,661,012
Banks - 0.33%
Citigroup, Inc.
5.625%, 08/27/2012	1,600,000	1,661,416
5.875%, 02/22/2033	850,000	701,083

		2,362,499
Chemicals - 0.86%
American Pacific Corp.
9.000%, 02/01/2015	1,500,000	1,398,750
Innophos Holdings, Inc.
9.500%, 04/15/2012 (S)	600,000	600,000
Innophos, Inc.
8.875%, 08/15/2014	3,415,000	3,483,300
Mosaic Company
7.375%, 12/01/2014 (S)	215,000	228,956
7.625%, 12/01/2016 (S)	488,000	523,443

		6,234,449
Coal - 0.12%
Cloud Peak Energy Finance Co.
8.250%, 12/15/2017 (S)	350,000	353,500
8.500%, 12/15/2019 (S)	500,000	505,000

		858,500
Commercial Services - 8.09%
Carriage Services, Inc.
7.875%, 01/15/2015	2,315,000	2,176,100
Cornell Companies, Inc.
10.750%, 07/01/2012	3,225,000	3,289,500
Corrections Corp. of America
6.250%, 03/15/2013	2,850,000	2,853,563
7.750%, 06/01/2017	1,000,000	1,040,000
Geo Group, Inc., Gtd Sr Note
7.750%, 10/15/2017 (S)	225,000	228,375
H&E Equipment Services, Inc.
8.375%, 07/15/2016	1,990,000	1,930,300
Iron Mountain, Inc.
7.750%, 01/15/2015	165,000	165,413
8.000%, 06/15/2020	5,200,000	5,226,000
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,218,000
10.000%, 05/01/2015	10,725,000	11,100,375
Lender Processing Services, Inc.
8.125%, 07/01/2016	5,345,000	5,638,975
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,365,900
NCO Group, Inc.
11.875%, 11/15/2014	4,975,000	3,457,625
Rural/Metro Corp.
9.875%, 03/15/2015	1,900,000	2,033,000
12.750%, 03/15/2016	3,880,000	3,880,000
Service Corp. International
6.750%, 04/01/2015 to
04/01/2016	2,452,000	2,359,255
7.000%, 06/15/2017	2,300,000	2,219,500
7.500%, 04/01/2027	3,688,000	3,245,440
7.625%, 10/01/2018	80,000	79,200

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
7.875%, 02/01/2013	$850,000	$824,500
8.000%, 11/15/2021	1,000,000	980,000
Sheridan Group, Inc.
10.250%, 08/15/2011	1,500,000	1,346,250

		58,657,271
Computers - 3.44%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	6,300,000	6,181,875
Seagate Technology HDD Holdings
6.375%, 10/01/2011	1,175,000	1,194,094
6.800%, 10/01/2016	1,175,000	1,130,938
Seagate Technology International
10.000%, 05/01/2014 (S)	300,000	327,750
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,474,000
9.125%, 08/15/2013	365,000	370,475
10.250%, 08/15/2015	13,939,000	14,287,475

		24,966,607
Diversified Financial Services - 6.17%
American General Finance Corp.
5.750%, 09/15/2016	500,000	347,430
6.900%, 12/15/2017	4,400,000	3,088,567
American General Finance Corp.
Series MTN
6.500%, 09/15/2017	700,000	478,755
Chukchansi Economic Development
Authority
4.024%, 11/15/2012 (S)(P)	875,000	587,344
8.000%, 11/15/2013 (S)	2,442,000	1,727,715
CIT Group, Inc.
4.250%, 02/01/2010 (H)	3,875,000	2,713,573
5.800%, 10/01/2036 (H)	750,000	517,500
6.000%, 04/01/2036 (H)	9,905,000	6,954,400
7.625%, 11/30/2012 (H)	950,000	684,105
Citigroup, Inc.
5.000%, 09/15/2014	2,600,000	2,526,854
6.000%, 10/31/2033	1,300,000	1,088,581
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	1,750,000	1,778,397
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,542,412
7.250%, 10/25/2011	340,000	339,395
8.000%, 12/15/2016	5,575,000	5,552,382
Lehman Brothers Holdings, Inc.
7.875%, 08/15/2010 (H)	3,425,000	667,875
LPL Holdings, Inc.
10.750%, 12/15/2015 (S)	2,400,000	2,448,000
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	1,901,875
Nuveen Investments, Inc.
5.500%, 09/15/2015	7,539,000	5,164,215
10.500%, 11/15/2015 (S)	4,295,000	3,779,600
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	350,000	351,395
5.600%, 12/01/2019	500,000	508,395

		44,748,765

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electric - 4.27%
Calpine Construction Finance
Company LP, Sr Sec Note
8.000%, 06/01/2016 (S)	$800,000	$804,000
Calpine Corp.
3.165%, 03/29/2014	847,482	772,480
7.250%, 10/15/2017 (S)	9,839,000	9,199,465
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	6,125,000	6,109,688
8.625%, 11/14/2011	1,050,000	1,086,750
NRG Energy, Inc.
7.250%, 02/01/2014	735,000	741,431
7.375%, 02/01/2016 to
01/15/2017	12,348,000	12,264,260

		30,978,074
Electronics - 0.01%
Muzak Finance Corp.
13.000%, 03/15/2010 (H)	700,000	35,000
Entertainment - 2.93%
AMC Entertainment, Inc., Sr Note
8.750%, 06/01/2019	5,375,000	5,469,063
Cinemark USA, Inc., Gtd Sr Note
8.625%, 06/15/2019 (S)	6,400,000	6,592,000
Penn National Gaming, Inc.
6.875%, 12/01/2011	4,005,000	4,015,013
Regal Cinemas Corp., Gtd Sr Note
8.625%, 07/15/2019 (S)	1,325,000	1,358,125
River Rock Entertainment Authority
9.750%, 11/01/2011	2,360,000	2,171,200
Yonkers Racing Corp., Sr Sec Note
11.375%, 07/15/2016 (S)	1,550,000	1,612,000

		21,217,401
Environmental Control - 0.19%
Allied Waste North America, Inc.
7.125%, 05/15/2016	1,300,000	1,378,000
Food - 0.08%
Del Monte Corp.
7.500%, 10/15/2019 (S)	250,000	252,500
Michael Foods, Inc.
8.000%, 11/15/2013	300,000	306,375

		558,875
Forest Products & Paper - 0.31%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	23,000	6,843
Georgia-Pacific Corp.
7.125%, 01/15/2017 (S)	2,230,000	2,257,875

		2,264,718
Healthcare Products - 1.72%
Biomet, Inc.
11.625%, 10/15/2017	7,265,000	7,900,688
The Cooper Companies, Inc.
7.125%, 02/15/2015	4,716,000	4,580,415

		12,481,103

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 5.42%
Centene Corp.
7.250%, 04/01/2014	$1,825,000	$1,802,188
Community Health Systems, Inc.,
Gtd Sr Sub Note
8.875%, 07/15/2015	9,585,000	9,776,700
DaVita, Inc.
6.625%, 03/15/2013	1,375,000	1,364,688
HCA, Inc.
7.875%, 02/01/2011	885,000	902,700
8.500%, 04/15/2019 (S)	2,125,000	2,241,875
9.125%, 11/15/2014	600,000	627,000
9.250%, 11/15/2016	3,350,000	3,542,625
9.625%, 11/15/2016	1,709,000	1,822,221
Health Management Associates, Inc.
6.125%, 04/15/2016	2,000,000	1,835,000
Healthsouth Corp.
10.750%, 06/15/2016	2,100,000	2,289,000
Multiplan, Inc.
10.375%, 04/15/2016 (S)	2,500,000	2,400,000
Sun Healthcare Group, Inc., Gtd Sr
Sub Note
9.125%, 04/15/2015	3,217,000	3,233,085
Tenet Healthcare Corp.
6.875%, 11/15/2031	657,000	502,605
9.000%, 05/01/2015 (S)	2,800,000	2,961,000
10.000%, 05/01/2018 (S)	1,075,000	1,195,938
United Surgical Partners
International, Inc.
8.875%, 05/01/2017	2,725,000	2,779,500

		39,276,125
Home Furnishings - 0.49%
ALH Finance LLC
8.500%, 01/15/2013	3,650,000	3,577,000
Insurance - 0.83%
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,367,000
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	2,670,000

		6,037,000
Internet - 0.35%
Emdeon Business Services LLC
9.830%, 05/16/2014	2,700,000	2,534,625
Lodging - 0.40%
Ameristar Casinos, Inc., Sr Note
9.250%, 06/01/2014 (S)	2,850,000	2,907,000
Machinery-Diversified - 0.14%
Rexnord Holdings, Inc.
9.680%, 02/21/2013	1,594,222	1,036,244
Media - 6.40%
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,400,000	2,645,500
Cablevision Systems Corp.
8.000%, 03/30/2013	850,000	798,764
Charter Communications Holdings
II LLC, Gtd Sr Note
10.250%, 09/15/2010 (H)	1,425,000	1,774,125

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC
10.000%, 04/30/2012 (H)	$7,900,000	$8,038,250
10.375%, 04/30/2014 (H)	7,250,000	7,376,875
CSC Holdings, Inc.
6.750%, 04/15/2012	1,750,000	1,806,875
8.500%, 04/15/2014 (S)	2,200,000	2,312,750
DirecTV Holdings LLC
6.375%, 06/15/2015	200,000	205,500
EchoStar DBS Corp.
6.375%, 10/01/2011	3,791,000	3,876,298
6.625%, 10/01/2014	2,250,000	2,205,000
7.000%, 10/01/2013	600,000	600,000
7.125%, 02/01/2016	1,680,000	1,663,200
7.750%, 05/31/2015	2,750,000	2,791,250
Fisher Communications, Inc.
8.625%, 09/15/2014	2,775,000	2,643,188
Nielsen Finance LLC
10.000%, 08/01/2014	725,000	748,563
11.500%, 05/01/2016	400,000	430,000
R.H. Donnelley Corp.
6.875%, 01/15/2013 (H)	4,500,000	405,000
8.875%, 01/15/2016 (H)	1,375,000	123,750
Salem Communications Corp.
9.625%, 12/15/2016 (S)	450,000	460,125
Videotron Ltee
6.375%, 12/15/2015	1,070,000	1,015,163
6.875%, 01/15/2014	2,260,000	2,203,500
9.125%, 04/15/2018	2,110,000	2,257,700

		46,381,376
Mining - 1.28%
Freeport-McMoRan Copper & Gold,
Inc., Sr Note
8.375%, 04/01/2017	8,625,000	9,304,219
Oil & Gas - 3.49%
Coffeyville Resources, Inc.
4.629%, 12/28/2010	270,267	268,747
Forest Oil Corp.
7.250%, 06/15/2019	1,200,000	1,137,000
8.500%, 02/15/2014 (S)	250,000	255,625
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	1,330,000	1,280,125
9.000%, 06/01/2016 (S)	3,625,000	3,634,063
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	16,083,000	13,348,890
SandRidge Energy Inc., PIK
8.625%, 04/01/2015	3,475,000	3,331,656
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	1,525,000	1,437,313
Swift Energy Company
7.125%, 06/01/2017	625,000	573,438

		25,266,857
Oil & Gas Services - 1.08%
Calfrac Holdings LP
7.750%, 02/15/2015 (S)	2,925,000	2,851,875
Key Energy Services, Inc.
8.375%, 12/01/2014	5,075,000	4,954,469

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
National Oilwell Varco, Inc.
6.125%, 08/15/2015	$23,000	$23,678

		7,830,022
Packaging & Containers - 1.45%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	510,000
Graham Packaging Company LP,
Gtd Sr Sub Note
9.875%, 10/15/2014	4,360,000	4,425,400
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,012,500
8.250%, 05/15/2013	2,950,000	3,009,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,553,875

		10,510,775
Pharmaceuticals - 0.88%
Omnicare, Inc.
3.250%, 12/15/2035	2,350,000	1,885,875
6.125%, 06/01/2013	750,000	718,125
6.875%, 12/15/2015	3,920,000	3,763,200

		6,367,200
Pipelines - 2.68%
El Paso Corp.
6.875%, 06/15/2014	500,000	492,500
6.950%, 06/01/2028	1,325,000	1,146,203
7.000%, 06/15/2017	3,950,000	3,871,000
7.250%, 06/01/2018	2,500,000	2,499,825
7.750%, 01/15/2032	8,489,000	7,857,571
7.800%, 08/01/2031	2,550,000	2,374,152
8.050%, 10/15/2030	700,000	658,000
8.250%, 02/15/2016	525,000	543,375

		19,442,626
Real Estate - 1.74%
HRPT Properties Trust
6.250%, 06/15/2017	3,000,000	2,805,129
National Retail Properties, Inc.
5.125%, 06/15/2028	3,700,000	3,787,875
6.875%, 10/15/2017	1,375,000	1,372,315
Realty Income Corp.
6.750%, 08/15/2019	4,050,000	4,147,816
Ventas Realty LP, Series 1
6.500%, 06/01/2016	500,000	472,500

		12,585,635
Retail - 4.14%
AmeriGas Partners LP
7.125%, 05/20/2016	4,575,000	4,483,500
7.250%, 05/20/2015	800,000	788,000
Federated Retail Holdings, Inc.
5.350%, 03/15/2012	250,000	250,000
5.900%, 12/01/2016	200,000	189,000
Macy's Retail Holdings, Inc.
7.450%, 09/15/2011 to
10/15/2016	5,400,000	5,345,000
7.875%, 08/15/2036	3,825,000	3,346,875
O'Charleys, Inc.
9.000%, 11/01/2013	6,225,000	6,147,188

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail (continued)
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	$3,058,000	$3,012,130
Suburban Propane Partners LP
6.875%, 12/15/2013	2,925,000	2,881,125
Toys R Us Property Company I LLC
8.500%, 12/01/2017 (S)	1,000,000	1,000,000
10.750%, 07/15/2017 (S)	2,400,000	2,562,000

		30,004,818
Software - 1.04%
First Data Corp.
9.875%, 09/24/2015	2,625,000	2,336,250
First Data Corp., PIK
10.550%, 09/24/2015	6,263,862	5,230,325

		7,566,575
Telecommunications - 12.08%
CC Holdings GS V LLC, Sr Note
7.750%, 05/01/2017 (S)	6,875,000	7,270,313
Centennial Communications Corp.
6.040%, 01/01/2013 (P)(S)	5,005,000	4,992,488
8.125%, 02/01/2014	53,000	54,988
10.000%, 01/01/2013	7,745,000	8,132,250
Cricket Communications, Inc.
9.375%, 11/01/2014	7,072,000	6,806,800
Crown Castle International Corp., Sr
Note
7.125%, 11/01/2019	1,725,000	1,703,438
GCI Inc.
8.625%, 11/15/2019 (S)	1,000,000	1,000,000
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	11,575,000	11,667,688
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	5,195,000	5,207,988
Qwest Communications International, Inc.
7.500%, 02/15/2014	2,050,000	2,029,500
8.000%, 10/01/2015 (S)	1,500,000	1,500,000
Qwest Corp.
3.503%, 06/15/2013 (P)	1,400,000	1,314,250
6.500%, 06/01/2017	1,250,000	1,193,750
7.500%, 10/01/2014 to
06/15/2023	1,500,000	1,426,250
7.625%, 06/15/2015	300,000	305,250
7.875%, 09/01/2011	2,800,000	2,908,500
8.875%, 03/15/2012	2,625,000	2,785,781
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	600,000	618,000
8.250%, 08/15/2019 (S)	700,000	728,000
Sprint Capital Corp.
6.875%, 11/15/2028	2,100,000	1,575,000
8.750%, 03/15/2032	19,850,000	16,996,563
Time Warner Telecom Holdings,
Inc.
9.250%, 02/15/2014	4,425,000	4,546,668
United States West
Communications, Inc.
6.875%, 09/15/2033	850,000	722,500

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Valor Telecommunications
Enterprise LLC
7.750%, 02/15/2015	$2,000,000	$2,060,000

		87,545,965
Tire & Rubber - 0.24%
American Tire Distributors Holdings, Inc.
6.540%, 04/01/2012 (P)	450,000	371,250
10.750%, 04/01/2013	1,475,000	1,334,875

		1,706,125
Transportation - 2.00%
General Maritime Corp.
12.000%, 11/15/2017 (S)	2,600,000	2,665,000
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,850,000	3,811,500
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	3,745,000	3,183,250
RailAmerica, Inc., Gtd Sr Sec Note
9.250%, 07/01/2017 (S)	2,993,000	3,127,685
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,680,000

		14,467,435

TOTAL CORPORATE BONDS (Cost $533,162,892)		$555,488,700

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.14%
Collateralized Mortgage Obligations - 0.14%
DB Master Finance LLC, Series
2006-1, Class-M1
8.285%, 06/20/2031 (S)	1,250,000	1,049,300

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,249,978)		$1,049,300

DEFAULTED BONDS BEYOND MATURITY DATE - 0.07%
Diversified Financial Services - 0.07%
CIT Group, Inc.
4.125%, 11/03/2009 (H)	675,000	479,250

TOTAL DEFAULTED BONDS BEYOND MATURITY
DATE (Cost $675,000)		$479,250

	Shares	Value

COMMON STOCKS - 0.02%
Consumer Services - 0.02%
Tropicana Entertainment LLC (I)	7,500	$125,003

TOTAL COMMON STOCKS (Cost $750,000)		$125,003

PREFERRED STOCKS - 0.02%
Consumer Services - 0.02%
Tropicana Las Vegas Resort & Casino
LLC (N)(I)	1,270	127,000

TOTAL PREFERRED STOCKS (Cost $127,000)		$127,000

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

TERM LOANS - 19.83%
Advertising - 0.06%
Getty Images, Inc.
6.250%, 07/02/2015 (P)	$438,750	$436,556
Agriculture - 0.03%
WM Bolthouse Farm, Inc.
5.500%, 06/30/2012 (P)	216,149	209,665
Apparel - 0.09%
Iconix Brand Group, Inc.
2.490%, 11/07/2013 (P)	425,095	401,715
2.520%, 03/30/2013 (P)	250,000	236,250

		637,965
Auto Manufacturers - 1.09%
Ford Motor Company
3.287%, 11/29/2013 (P)	9,056,817	7,934,415
Auto Parts & Equipment - 1.70%
Allison Transmission, Inc.
3.014%, 08/07/2014 (P)	3,785,121	3,311,981
Federal Mogul Corp.
2.178%, 12/27/2014 (P)	3,282,127	2,471,442
2.178%, 12/27/2015 (P)	2,977,583	2,242,120
Goodyear Tire & Rubber Company
2.340%, 04/30/2014 (P)	4,850,000	4,334,688

		12,360,231
Banks - 0.23%
HMSC Corp.
2.531%, 04/03/2014 (P)	388,995	326,756
5.781%, 04/03/2014 (P)	2,650,000	1,364,750

		1,691,506
Chemicals - 0.18%
Celanese Holdings LLC
1.994%, 04/02/2014 (P)	166,667	156,563
1.994%, 04/02/2014 (P)	1,056,066	990,590
Huntsman International LLC
1.984%, 04/19/2014 (P)	199,264	179,891

		1,327,044
Commercial Services - 0.78%
Acosta, Inc.
2.490%, 07/28/2013 (P)	763,360	693,703
Coinmach Laundry Corp.
3.270%, 12/19/2012 (P)	984,962	839,680
Education Management Corp.
2.060%, 06/01/2013 (P)	1,687,505	1,547,231
Live Nation Inc.
3.509%, 12/21/2013 (P)	381,252	354,564
Rural/Metro Operating Company LLC
3.739%, 03/04/2011 (P)	140,660	139,956
3.760%, 03/04/2011 (P)	113,039	112,474
Web Services Company LLC
7.000%, 08/04/2014 (P)	2,029,500	1,988,910

		5,676,518
Computers - 0.34%
Affiliated Computer Services, Inc.
2.236%, 03/29/2013 (P)	1,328,983	1,302,957
Reynolds & Reynolds Company,
Inc.
2.261%, 10/24/2012 (P)	154,523	140,423

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

TERM LOANS (continued)
Computers (continued)
SunGard Data Systems, Inc.,
Tranche B1
1.992%, 01/31/2013 (P)	$1,086,859	$992,778

		2,436,158
Distribution/Wholesale - 0.09%
Adesa, Inc.
0.00%, 10/21/2013 (M)	750,000	688,750
Diversified Financial Services - 1.46%
CCM Merger, Inc.
8.500%, 07/21/2012 (P)	4,019,365	3,818,397
Linsco/Private Ledger Corp.
2.008%, 06/27/2013 (P)	2,333,228	2,161,153
Local TV Finance LLC
2.240%, 05/07/2013 (P)	2,425,411	1,978,731
NSG Holdings
1.799%, 06/15/2014 (P)	144,126	136,199
1.799%, 06/15/2014 (P)	24,169	22,840
Nuveen Investments, Inc.
3.280%, 11/13/2014 (P)	1,092,845	912,184
VNU Nielsen Financial LLC
2.242%, 08/09/2013 (P)	1,656,725	1,538,683

		10,568,187
Electric - 2.81%
NRG Energy, Inc.
2.019%, 02/01/2013 (P)	1,638,853	1,499,721
2.033%, 02/01/2013 (P)	881,125	806,321
Texas Competitive Electric Holdings
Company LLC
3.742%, 10/10/2014 (P)	19,091,180	14,100,956
3.776%, 10/10/2014 (P)	1,000,000	734,306
TPF Generation Holdings LLC
2.234%, 12/15/2013 (P)	783,187	734,237
2.283%, 12/15/2011 (P)	90,298	84,655
2.598%, 12/15/2013 (P)	288,051	270,048
4.494%, 12/15/2014 (P)	2,550,000	2,154,750

		20,384,994
Energy-Alternate Sources - 0.49%
Covanta Energy Corp.
1.687%, 02/02/2014 (P)	777,194	721,236
1.750%, 02/02/2014 (P)	1,539,208	1,428,385
Longview Power LLC
2.563%, 02/28/2013 (P)	33,333	30,000
2.563%, 02/28/2014 (P)	696,361	626,725
2.563%, 02/28/2014 (P)	812,421	731,179

		3,537,525
Entertainment - 1.59%
Greektown Holdings, LLC
5.500%, 12/03/2012 (P)	758,453	764,773
9.750%, 12/31/2009 (P)	3,246,207	3,254,322
15.500%, 12/03/2012 (P)	1,600,000	1,613,333
Greenwood Racing
2.490%, 11/14/2011 (P)	967,421	921,469
Penn National Gaming, Inc.
2.026%, 05/26/2012 (P)	5,003,978	4,769,416

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

TERM LOANS (continued)
Entertainment (continued)
Regal Cinemas Corp.
4.033%, 11/10/2010 (P)	$189,409	$185,963

		11,509,276
Food - 0.31%
Dole Food Company, Inc.
7.779%, 04/12/2013 (P)	265,584	266,817
8.000%, 04/12/2013 (P)	1,530,441	1,537,547
8.000%, 04/12/2013 (P)	463,066	465,216

		2,269,580
Forest Products & Paper - 0.70%
Georgia-Pacific Corp.
2.273%, 12/22/2012 (P)	1,842,675	1,748,920
2.295%, 12/23/2012 (P)	3,468,443	3,291,968

		5,040,888
Hand & Machine Tools - 0.05%
Alliance Laundry Systems
2.780%, 01/27/2012 (P)	357,429	337,770
Healthcare Services - 1.80%
AGA Medical Corp.
2.280%, 04/28/2013 (P)	3,850,000	3,368,750
Community Health Systems, Inc.
2.506%, 06/30/2014 (P)	2,716,388	2,482,099
2.511%, 06/30/2014 (P)	138,578	126,625
HCA, Inc.
2.098%, 11/18/2012 (P)	4,773,467	4,487,059
Health Management Associates, Inc.
2.033%, 02/28/2014 (P)	1,110,660	1,006,258
Healthsouth Corp.
2.550%, 03/10/2013 (P)	963,309	895,877
Sun Healthcare Group, Inc.
2.283%, 04/12/2014 (P)	124,251	116,718
2.398%, 04/12/2014 (P)	591,661	555,792

		13,039,178
Insurance - 0.44%
AmWINS Group, Inc.
2.773%, 06/07/2013 (P)	2,231,097	1,815,556
5.790%, 06/07/2014 (P)	1,950,000	1,365,000

		3,180,556
Internet - 0.06%
Emdeon Business Services LLC
2.290%, 11/16/2013 (P)	455,786	427,870
Lodging - 0.10%
Riviera Holding Corp.
5.130%, 06/08/2014 (P)	1,250,000	712,500
Media - 2.35%
Barrington Broadcasting Co.
4.523%, 08/11/2013 (P)	1,223,752	968,804
Charter Communications Operating LLC
2.260%, 03/06/2014 (P)	736,875	680,996
6.750%, 03/01/2014 (P)	1,750,000	1,501,938
Gray Television, Inc.
3.790%, 12/31/2014 (P)	4,888,077	4,218,005
Nielsen Finance LLC
11.500%, 08/01/2016 (P)	7,865,000	6,881,875

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Principal
	Amount	Value

TERM LOANS (continued)
Media (continued)
Sinclair Television Group, Inc.
6.500%, 10/16/2015 (P)	$2,800,000	$2,801,168

		17,052,786
Oil & Gas - 0.28%
Coffeyville Resources, Inc.
8.500%, 12/28/2013 (P)	2,017,919	2,006,568
Packaging & Containers - 0.10%
Graham Packaging Company
2.563%, 10/07/2011 (P)	746,173	720,057
Pipelines - 0.33%
Dynegy Holdings, Inc.
3.990%, 03/31/2013 (P)	97,009	91,592
3.990%, 04/02/2013 (P)	2,452,002	2,315,099

		2,406,691
Real Estate - 0.85%
Capital Automotive, REIT
2.750%, 12/16/2010 (P)	6,644,911	6,146,542
Retail - 0.19%
Pep Boys - Manny
2.360%, 01/31/2013 (P)	235,528	220,219
Tire Rack Holdings, Inc.
1.990%, 06/24/2012 (P)	1,244,386	1,144,835

		1,365,054
Software - 0.39%
First Data Corp.
3.017%, 09/24/2014 (P)	1,636,664	1,359,341
3.035%, 09/24/2014 (P)	598,473	496,317
Vertafore, Inc.
2.893%, 03/15/2012 (P)	994,904	965,057

		2,820,715
Telecommunications - 0.94%
Crown Castle International Corp.
1.783%, 03/05/2014 (P)	1,588,659	1,482,087
Intelsat Corp.
2.742%, 07/28/2011 (P)	2,995,342	2,802,517
2.742%, 01/03/2014 (P)	164,949	152,836
2.742%, 01/03/2014 (P)	165,000	152,883
2.742%, 01/03/2014 (P)	164,949	152,836
Level 3 Communications, Inc.
2.530%, 03/01/2014 (P)	2,450,000	2,070,760

		6,813,919

TOTAL TERM LOANS (Cost $141,742,488)		$143,739,464

SHORT-TERM INVESTMENTS - 1.88%
Repurchase Agreement - 1.88%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
13,639,019 on 12/01/2009,
collateralized by 13,845,000
Federal Home Loan Mortgage
Corp., 3.03% due 05/05/2014
(valued at 13,914,180, including
interest)	13,639,000	13,639,000

U.S. High Yield Bond Fund (continued)

SHORT-TERM INVESTMENTS (continued)

TOTAL SHORT-TERM INVESTMENTS (Cost
$13,639,000)		$13,639,000

Total Investments (Cost $691,346,358) - 98.59%		$714,647,717

Other assets and liabilities, net - 1.41%		10,244,507

TOTAL NET ASSETS - 100.00%		$724,892,224

U.S. Multi Sector Fund

	Shares	Value

COMMON STOCKS - 98.80%
Automobiles & Components - 0.22%
Ford Motor Company (I)	110,000	$977,900
Harley-Davidson, Inc. (L)	17,100	498,294
Johnson Controls, Inc.	22,100	597,805

		2,073,999
Banks - 0.35%
BB&T Corp. (L)	21,100	525,390
Comerica, Inc.	8,500	241,995
First Horizon National Corp. (I)(L)	11,558	156,611
KeyCorp	4,400	25,784
Morgan Stanley	49,500	1,563,210
People's United Financial, Inc.	13,500	219,915
U.S. Bancorp (L)	9,400	226,822
Wells Fargo & Company	12,800	358,912

		3,318,639
Capital Goods - 2.05%
3M Company	86,800	6,721,792
Caterpillar, Inc.	4,300	251,077
Cummins, Inc.	4,000	179,600
Danaher Corp.	4,100	290,772
Deere & Company	4,000	214,040
Fastenal Company (L)	6,200	229,896
Flowserve Corp.	910	90,509
General Dynamics Corp.	52,100	3,433,390
General Electric Company	128,100	2,052,162
Goodrich Corp.	6,100	361,974
Joy Global, Inc.	5,100	273,054
L-3 Communications Holdings, Inc.	4,700	368,339
Masco Corp.	7,300	99,134
Parker-Hannifin Corp.	4,100	221,236
Rockwell Collins, Inc.	1,700	90,882
Textron, Inc.	9,800	196,490
United Technologies Corp.	60,300	4,054,572
URS Corp. (I)	5,800	240,990
W.W. Grainger, Inc.	1,400	136,780

		19,506,689
Commercial & Professional Services - 0.05%
Copart, Inc. (I)	3,600	116,712
Dun & Bradstreet Corp.	2,300	180,757
Iron Mountain, Inc. (I)	5,300	127,200
Manpower, Inc.	1,900	93,594

		518,263
Consumer Durables & Apparel - 0.53%
Coach, Inc.	105,900	3,680,025
Leggett & Platt, Inc.	17,000	330,820

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Durables & Apparel (continued)
NIKE, Inc., Class B	3,400	$220,626
NVR, Inc. (I)	247	166,268
Polo Ralph Lauren Corp.	5,300	407,305
Pulte Homes, Inc.	16,400	149,896
Toll Brothers, Inc. (I)	3,600	70,164

		5,025,104
Consumer Services - 1.38%
Apollo Group, Inc., Class A (I)	59,000	3,367,130
Career Education Corp. (I)(L)	5,800	150,974
Darden Restaurants, Inc.	6,500	204,295
H & R Block, Inc.	26,000	527,800
International Game Technology	13,000	245,570
ITT Educational Services, Inc. (I)	17,100	1,555,758
Marriott International, Inc., Class A (L)	7,252	186,512
McDonald's Corp.	77,100	4,876,575
Penn National Gaming, Inc. (I)	6,600	176,814
Starbucks Corp. (I)	70,800	1,550,520
Strayer Education, Inc. (L)	760	150,100
Yum! Brands, Inc.	4,100	144,607

		13,136,655
Diversified Financials - 1.56%
Affiliated Managers Group, Inc. (I)(L)	1,200	78,252
American Express Company	22,300	932,809
Bank of America Corp.	112,600	1,784,710
BlackRock, Inc.	2,300	522,284
Capital One Financial Corp.	8,800	337,568
CME Group, Inc.	1,920	630,202
Franklin Resources, Inc.	7,280	786,458
Goldman Sachs Group, Inc.	45,340	7,692,384
IntercontinentalExchange, Inc. (I)	3,700	395,123
Invesco, Ltd.	8,800	195,800
JPMorgan Chase & Company	11,700	497,133
NYSE Euronext	6,200	156,736
SEI Investments Company	19,000	332,690
State Street Corp.	10,100	417,130
TD Ameritrade Holding Corp. (I)	4,400	86,416

		14,845,695
Energy - 9.36%
Anadarko Petroleum Corp.	4,400	261,932
Apache Corp.	2,280	217,238
Baker Hughes, Inc.	3,900	158,886
BJ Services Company	18,500	347,430
Cameron International Corp. (I)	4,800	181,440
Chesapeake Energy Corp.	3,700	88,504
Chevron Corp.	297,500	23,216,900
Cimarex Energy Company	6,200	290,408
ConocoPhillips	137,400	7,113,198
ENSCO International, Inc. (L)	7,100	312,400
Exxon Mobil Corp.	705,700	52,976,899
FMC Technologies, Inc. (I)	1,700	92,599
Halliburton Company	3,000	88,080
Nabors Industries, Ltd. (I)	19,100	394,415
Newfield Exploration Company (I)	5,900	249,452
Noble Energy, Inc.	4,600	300,150
Occidental Petroleum Corp.	9,100	735,189
Patterson-UTI Energy, Inc.	11,700	180,063
Plains Exploration & Production Company
(I)	4,400	119,724

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
Southwestern Energy Company (I)	14,100	$619,836
Sunoco, Inc.	12,300	309,960
Valero Energy Corp.	49,200	781,788
XTO Energy, Inc.	4,400	186,736

		89,223,227
Food & Staples Retailing - 6.28%
SUPERVALU, Inc.	8,990	124,332
Sysco Corp.	15,100	408,304
The Kroger Company	12,300	279,702
Wal-Mart Stores, Inc.	813,900	44,398,245
Walgreen Company	370,300	14,400,967
Whole Foods Market, Inc. (I)(L)	9,400	241,110

		59,852,660
Food, Beverage & Tobacco - 11.09%
Altria Group, Inc.	417,000	7,843,770
Archer-Daniels-Midland Company	25,200	776,412
Campbell Soup Company	13,300	465,101
Coca-Cola Enterprises, Inc.	46,000	903,900
Constellation Brands, Inc., Class A (I)	9,900	169,389
Dean Foods Company (I)	6,600	104,940
General Mills, Inc.	26,700	1,815,600
Green Mountain Coffee Roasters, Inc. (I)	2,500	157,450
H.J. Heinz Company	7,700	326,865
Hansen Natural Corp. (I)	7,700	269,269
Hershey Company	21,200	749,844
J.M. Smucker Company	4,000	236,320
Kellogg Company	32,800	1,724,624
Kraft Foods, Inc., Class A	22,176	589,438
Lorillard, Inc.	7,200	560,952
Pepsi Bottling Group, Inc.	18,100	686,895
PepsiCo, Inc.	386,400	24,041,808
Philip Morris International, Inc.	458,900	22,068,501
Ralcorp Holdings, Inc. (I)	1,800	104,256
The Coca-Cola Company	732,500	41,899,000
Tyson Foods, Inc., Class A	17,100	205,542

		105,699,876
Health Care Equipment & Services - 5.73%
AmerisourceBergen Corp.	61,600	1,520,904
Boston Scientific Corp. (I)	15,800	132,246
C.R. Bard, Inc.	3,300	271,293
Cardinal Health, Inc.	33,400	1,076,482
Cerner Corp. (I)(L)	7,100	534,559
CIGNA Corp.	28,700	920,696
Coventry Health Care, Inc. (I)	22,100	498,355
DaVita, Inc. (I)	3,700	219,188
Edwards Lifesciences Corp. (I)	3,300	271,524
Express Scripts, Inc. (I)	20,100	1,724,580
Gen-Probe, Inc. (I)	2,900	120,901
Humana, Inc. (I)	3,000	124,530
Intuitive Surgical, Inc. (I)	1,380	387,145
Inverness Medical Innovations, Inc. (I)	4,800	201,840
McKesson Corp.	39,800	2,468,396
Medco Health Solutions, Inc. (I)	8,500	536,860
Medtronic, Inc.	191,100	8,110,284
Omnicare, Inc.	10,800	250,344
Quest Diagnostics, Inc.	14,300	828,542
ResMed, Inc. (I)	3,700	185,999
Stryker Corp.	11,300	569,520

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Services (continued)
UnitedHealth Group, Inc.	781,100	$22,394,137
WellPoint, Inc. (I)	150,100	8,109,903
Zimmer Holdings, Inc. (I)	52,500	3,106,425

		54,564,653
Household & Personal Products - 4.49%
Avon Products, Inc.	43,000	1,472,750
Church & Dwight Company, Inc.	2,400	141,696
Clorox Company	20,500	1,235,535
Colgate-Palmolive Company	163,600	13,773,484
Energizer Holdings, Inc. (I)	6,000	338,040
Estee Lauder Companies, Inc., Class A	11,800	552,594
Kimberly-Clark Corp.	60,500	3,991,185
The Procter & Gamble Company	341,400	21,286,290

		42,791,574
Insurance - 1.09%
Aflac, Inc.	7,200	331,416
Allstate Corp.	42,100	1,196,061
Aon Corp.	2,500	96,825
Assurant, Inc.	6,200	189,534
Brown & Brown, Inc.	12,600	224,910
Chubb Corp.	25,900	1,298,626
CNA Financial Corp. (I)	9,000	204,750
Fidelity National Financial, Inc., Class A	16,500	229,185
First American Corp.	5,100	161,772
Hartford Financial Services Group, Inc.	11,000	269,060
HCC Insurance Holdings, Inc.	10,200	266,526
Markel Corp. (I)	640	216,960
MetLife, Inc.	16,300	557,297
Old Republic International Corp.	14,675	156,142
Progressive Corp. (I)	17,200	288,444
Prudential Financial, Inc.	5,500	274,175
The Travelers Companies, Inc.	69,000	3,614,910
Torchmark Corp.	6,600	286,968
Unum Group	12,500	238,000
W.R. Berkley Corp.	13,700	338,527

		10,440,088
Materials - 0.83%
Air Products & Chemicals, Inc.	4,600	381,478
Alcoa, Inc. (L)	17,100	214,092
Celanese Corp., Series A	9,100	270,816
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	24,900	2,061,720
International Paper Company	3,900	99,255
Lubrizol Corp.	2,600	188,552
Martin Marietta Materials, Inc. (L)	1,700	144,993
Nucor Corp.	7,500	318,075
Reliance Steel & Aluminum Company	2,600	106,288
Southern Copper Corp. (L)	67,600	2,355,184
The Dow Chemical Company	42,900	1,191,762
The Mosaic Company	3,740	203,643
The Scotts Miracle-Gro Company, Class A	3,100	123,783
Vulcan Materials Company (L)	5,100	247,248

		7,906,889
Media - 0.37%
CBS Corp., Class B	14,800	189,588
DIRECTV, Class A (I)(L)	28,101	888,835

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Media (continued)
Discovery Communications, Inc., Series A
(I)	7,300	$233,235
Liberty Media - Starz, Series A (I)	820	39,237
McGraw-Hill Companies, Inc.	4,400	131,824
News Corp., Class A	44,800	513,408
Time Warner Cable, Inc.	10,012	419,403
Time Warner, Inc.	3,700	113,664
Viacom, Inc., Class B (I)	27,000	800,280
Virgin Media, Inc.	12,700	209,042

		3,538,516
Pharmaceuticals, Biotechnology & Life Sciences - 20.07%
Abbott Laboratories	244,900	13,344,601
Allergan, Inc.	18,400	1,069,592
Amgen, Inc. (I)	282,200	15,901,970
Biogen Idec, Inc. (I)	22,900	1,074,926
Bristol-Myers Squibb Company	204,400	5,173,364
Cephalon, Inc. (I)(L)	4,900	269,255
Covance, Inc. (I)	2,600	138,086
Dendreon Corp. (I)(L)	6,200	169,508
Eli Lilly & Company (L)	436,600	16,036,318
Endo Pharmaceutical Holdings, Inc. (I)	7,900	174,037
Forest Laboratories, Inc. (I)	107,000	3,280,620
Gilead Sciences, Inc. (I)	57,300	2,638,665
Johnson & Johnson	739,800	46,489,032
King Pharmaceuticals, Inc. (I)	12,000	141,960
Life Technologies Corp. (I)	5,600	278,768
Merck & Company, Inc. (L)	619,341	22,426,338
Mylan, Inc. (I)(L)	13,500	241,245
Myriad Genetics, Inc. (I)	8,700	201,144
Pfizer, Inc.	3,391,126	61,616,759
Vertex Pharmaceuticals, Inc. (I)	12,200	473,604
Watson Pharmaceuticals, Inc. (I)	3,900	144,651

		191,284,443
Retailing - 3.31%
Abercrombie & Fitch Company, Class A
(L)	11,400	455,202
Advance Auto Parts, Inc.	8,200	322,260
Amazon.com, Inc. (I)	30,500	4,145,255
American Eagle Outfitters, Inc.	20,600	316,828
AutoNation, Inc. (I)(L)	15,800	278,870
AutoZone, Inc. (I)	8,480	1,253,938
Bed Bath & Beyond, Inc. (I)(L)	28,600	1,068,496
Best Buy Company, Inc.	31,000	1,327,730
CarMax, Inc. (I)(L)	14,300	284,284
Dollar Tree, Inc. (I)	13,100	641,507
Expedia, Inc. (I)	18,500	471,380
Family Dollar Stores, Inc.	16,900	515,619
Gap, Inc.	37,300	798,966
Home Depot, Inc.	326,900	8,943,984
J.C. Penney Company, Inc.	8,100	232,794
Kohl's Corp. (I)	30,800	1,636,712
Liberty Media Corp. - Interactive A (I)	22,200	236,208
Limited Brands, Inc.	17,900	296,961
Lowe's Companies, Inc.	87,000	1,897,470
Macy's, Inc.	10,500	171,255
Netflix, Inc. (I)(L)	4,400	257,972
Nordstrom, Inc. (L)	20,100	672,345
O'Reilly Automotive, Inc. (I)(L)	14,500	562,310
PetSmart, Inc.	16,400	422,136

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing (continued)
Priceline.com, Inc. (I)(L)	3,320	$710,878
Ross Stores, Inc.	11,800	518,964
Sears Holdings Corp. (I)(L)	2,400	170,280
Staples, Inc.	19,100	445,412
Target Corp.	18,600	866,016
The Sherwin-Williams Company	14,900	906,516
TJX Companies, Inc.	11,800	452,884
Urban Outfitters, Inc. (I)	8,100	256,284

		31,537,716
Semiconductors & Semiconductor Equipment - 0.44%
Analog Devices, Inc.	6,300	188,937
Broadcom Corp., Class A (I)	32,800	957,760
Cree, Inc. (I)	4,700	224,801
Intel Corp.	15,000	288,000
Micron Technology, Inc. (I)(L)	25,000	188,000
NVIDIA Corp. (I)(L)	52,700	688,262
Texas Instruments, Inc.	66,900	1,691,901

		4,227,661
Software & Services - 17.51%
Adobe Systems, Inc. (I)	4,900	171,892
Affiliated Computer Services, Inc., Class A
(I)	5,700	314,640
Akamai Technologies, Inc. (I)	9,000	216,000
Alliance Data Systems Corp. (I)(L)	5,800	353,742
Automatic Data Processing, Inc.	15,600	677,820
BMC Software, Inc. (I)	7,400	286,602
Citrix Systems, Inc. (I)	15,800	603,244
Cognizant Technology Solutions Corp.,
Class A (I)	30,400	1,335,472
Computer Sciences Corp. (I)	6,100	337,391
eBay, Inc. (I)	477,900	11,694,213
Equinix, Inc. (I)	1,900	182,761
Fidelity National Information Services, Inc.	19,100	431,660
Fiserv, Inc. (I)	5,900	272,816
Global Payments, Inc.	18,300	938,058
Google, Inc., Class A (I)	70,860	41,311,380
Intuit, Inc. (I)	9,100	265,811
McAfee, Inc. (I)	13,900	530,285
Microsoft Corp.	1,816,200	53,414,442
Oracle Corp.	2,355,100	52,000,608
Red Hat, Inc. (I)	11,000	293,700
Salesforce.com, Inc. (I)	1,500	94,020
Symantec Corp. (I)	37,600	667,400
VMware, Inc., Class A (I)(L)	4,300	180,514
Yahoo!, Inc. (I)	17,800	266,466

		166,840,937
Technology Hardware & Equipment - 9.81%
Amphenol Corp., Class A	3,200	131,840
Apple, Inc. (I)	65,540	13,102,101
Arrow Electronics, Inc. (I)	5,600	147,168
Avnet, Inc. (I)	7,100	193,475
Brocade Communications Systems, Inc. (I)	21,200	150,308
Cisco Systems, Inc. (I)	1,129,700	26,434,980
Corning, Inc.	90,100	1,502,868
Dell, Inc. (I)	134,900	1,904,788
EMC Corp. (I)	53,900	907,137
FLIR Systems, Inc. (I)(L)	6,600	189,420
Hewlett-Packard Company	52,000	2,551,120

U.S. Multi Sector Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware & Equipment (continued)
International Business Machines Corp.	104,120	$13,155,562
Juniper Networks, Inc. (I)	9,900	258,687
Motorola, Inc. (I)	188,300	1,508,283
NetApp, Inc. (I)	7,000	215,740
QUALCOMM, Inc. (L)	660,400	29,718,000
SanDisk Corp. (I)	18,500	364,820
Teradata Corp. (I)	6,400	187,520
Western Digital Corp. (I)	22,400	825,216

		93,449,033
Telecommunication Services - 1.74%
AT&T, Inc.	299,205	8,060,583
CenturyTel, Inc.	20,200	718,918
Crown Castle International Corp. (I)	5,900	216,471
Frontier Communications Corp.	6,300	49,770
MetroPCS Communications, Inc. (I)	6,200	39,060
Verizon Communications, Inc.	238,800	7,512,648

		16,597,450
Transportation - 0.19%
C.H. Robinson Worldwide, Inc. (L)	6,600	367,884
FedEx Corp.	1,200	101,340
United Parcel Service, Inc., Class B (L)	23,200	1,333,304

		1,802,528
Utilities - 0.35%
AES Corp. (I)	19,300	245,882
Aqua America, Inc. (L)	6,500	106,080
CMS Energy Corp.	11,800	168,032
Consolidated Edison, Inc.	17,000	729,470
FPL Group, Inc.	4,600	239,062
PG&E Corp.	26,700	1,130,478
Pinnacle West Capital Corp.	4,900	171,941
Progress Energy, Inc.	2,900	113,361
Southern Company	13,900	446,051

		3,350,357

TOTAL COMMON STOCKS (Cost $838,075,621)		$941,532,652

SHORT-TERM INVESTMENTS - 6.35%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
27,868,039 on 12-01-2009,
collateralized by 27,075,000
Federal Farm Credit Bank,
5.25% due 06-28-2010 (valued
at 28,428,750, including
interest)	27,868,000	27,868,000
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	3,259,337	32,615,533

TOTAL SHORT-TERM INVESTMENTS (Cost
$60,488,021)		$60,483,533

Total Investments (Cost $898,563,642) - 105.15%		$1,002,016,185

Other assets and liabilities, net - (5.15%)		(49,052,651)
TOTAL NET ASSETS - 100.00%		$952,963,534

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Value Fund

	Shares	Value

COMMON STOCKS - 97.89%
Automobiles & Components - 4.84%
Autoliv, Inc.	27,600	$1,120,836
Harley-Davidson, Inc. (L)	110,574	3,222,126
Lear Corp. (I)(L)	25,700	1,618,843

		5,961,805
Banks - 4.22%
BB&T Corp. (L)	82,000	2,041,800
Comerica, Inc.	59,600	1,696,812
Washington Federal, Inc.	76,500	1,457,325

		5,195,937
Capital Goods - 12.04%
Goodrich Corp.	76,670	4,549,598
Lennox International, Inc.	49,300	1,830,016
Pentair, Inc.	163,450	4,919,847
Snap-on, Inc.	97,400	3,521,010

		14,820,471
Commercial & Professional Services - 5.65%
Avery Dennison Corp.	129,900	4,879,044
Robert Half International, Inc. (L)	93,300	2,083,389

		6,962,433
Consumer Durables & Apparel - 1.99%
Newell Rubbermaid, Inc.	168,460	2,444,355
Diversified Financials - 5.80%
Charles Schwab Corp. (L)	145,400	2,665,182
Invesco, Ltd.	54,445	1,211,401
Northern Trust Corp.	65,939	3,263,981

		7,140,564
Energy - 6.96%
El Paso Corp.	301,160	2,879,090
Hess Corp.	13,580	787,097
Pioneer Natural Resources Company	47,000	1,943,450
Smith International, Inc. (L)	108,800	2,957,184

		8,566,821
Food & Staples Retailing - 2.45%
Sysco Corp.	111,700	3,020,368
Food, Beverage & Tobacco - 2.37%
ConAgra Foods, Inc.	131,230	2,911,994
Health Care Equipment & Services - 9.01%
Beckman Coulter, Inc.	70,290	4,566,038
Brookdale Senior Living, Inc. (I)	217,700	3,391,766
Healthsouth Corp. (L)(I)	178,780	3,135,801

		11,093,605
Household & Personal Products - 1.85%
Estee Lauder Companies, Inc., Class A	48,710	2,281,089
Insurance - 9.75%
ACE, Ltd. (I)	71,165	3,466,447
Aspen Insurance Holdings, Ltd.	66,167	1,714,387
Marsh & McLennan Companies, Inc.	135,099	3,046,482
Willis Group Holdings, Ltd.	138,955	3,772,628

		11,999,944
Materials - 6.57%
PPG Industries, Inc. (L)	31,900	1,895,817
Sonoco Products Company	93,600	2,637,648

Value Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Valspar Corp.	135,780	$3,560,152

		8,093,617
Real Estate - 0.82%
Weingarten Realty Investors, REIT (L)	52,300	1,015,143
Retailing - 0.89%
O'Reilly Automotive, Inc. (L)(I)	28,400	1,101,352
Software & Services - 3.04%
Fidelity National Information Services, Inc.	165,800	3,747,080
Technology Hardware & Equipment - 12.40%
Agilent Technologies, Inc. (L)(I)	89,300	2,582,556
Diebold, Inc.	126,110	3,170,405
Flextronics International, Ltd. (I)	400,331	2,830,340
Teradata Corp. (I)	75,500	2,212,150
Zebra Technologies Corp., Class A (I)	168,130	4,473,939

		15,269,390
Utilities - 7.24%
Edison International	84,600	2,880,630
Great Plains Energy, Inc.	139,800	2,488,440
Wisconsin Energy Corp.	78,594	3,544,589

		8,913,659

TOTAL COMMON STOCKS (Cost $102,690,181)		$120,539,627

SHORT-TERM INVESTMENTS - 17.56%
Federal Home Loan Bank
Discount Notes, 0.02%,
12/01/2009	3,500,000	3,500,000
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	1,811,617	18,128,484

TOTAL SHORT-TERM INVESTMENTS (Cost
$21,632,480)		$21,628,484

Total Investments (Cost $124,322,661) - 115.45%		$142,168,111

Other assets and liabilities, net - (15.45%)		(19,028,210)

TOTAL NET ASSETS - 100.00%		$123,139,901

Value & Restructuring Fund

	Shares	Value

COMMON STOCKS - 98.69%
Banks - 3.79%
Banco Santander SA (L)	177,600	$3,072,481
Morgan Stanley	290,300	9,167,674
PNC Financial Services Group, Inc.	151,300	8,625,613

		20,865,768
Capital Goods - 8.62%
Aecom Technology Corp. (I)	140,900	3,578,860
AerCap Holdings NV (I)	388,800	3,188,160
AGCO Corp. (I)	278,700	8,447,397
Eaton Corp.	172,900	11,048,310
RSC Holdings, Inc. (I)	343,100	2,182,116
Tyco International, Ltd.	243,600	8,737,932

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Capital Goods (continued)
United Technologies Corp.	153,900	$10,348,236

		47,531,011
Commercial & Professional Services - 0.05%
Verisk Analytics, Inc., Class A (I)	10,900	293,319
Consumer Durables & Apparel - 2.72%
Black & Decker Corp. (L)	178,200	10,814,958
Newell Rubbermaid, Inc.	288,800	4,190,488

		15,005,446
Diversified Financials - 6.23%
Apollo Investment Corp.	298,600	2,872,532
Goldman Sachs Group, Inc.	67,000	11,367,220
Invesco, Ltd.	466,700	10,384,075
JPMorgan Chase & Company	228,300	9,700,467

		34,324,294
Energy - 23.92%
Alpha Natural Resources, Inc. (I)	475,700	17,600,900
Anadarko Petroleum Corp.	186,300	11,090,439
Cloud Peak Energy, Inc. (I)	69,600	939,600
ConocoPhillips	239,700	12,409,269
CONSOL Energy, Inc.	364,300	16,728,656
Devon Energy Corp.	191,900	12,924,465
El Paso Corp.	329,000	3,145,240
Murphy Oil Corp.	80,500	4,539,395
Noble Energy, Inc.	161,900	10,563,975
PetroHawk Energy Corp. (I)	316,600	7,072,844
Petroleo Brasileiro SA, ADR (L)	597,900	30,660,312
Rosetta Resources, Inc. (I)(S)	87,051	1,371,053
Rosetta Resources, Inc. (I)	93,800	1,477,350
W&T Offshore, Inc. (L)	130,300	1,348,605

		131,872,103
Food, Beverage & Tobacco - 5.33%
Dean Foods Company (I)	245,500	3,903,450
Dole Food Company, Inc. (I)(L)	147,928	1,699,693
Lorillard, Inc.	305,400	23,793,714

		29,396,857
Health Care Equipment & Services - 3.26%
AmerisourceBergen Corp.	394,500	9,740,205
Baxter International, Inc.	150,600	8,215,230

		17,955,435
Household & Personal Products - 1.81%
Avon Products, Inc.	290,700	9,956,475
Insurance - 5.09%
ACE, Ltd. (I)	295,100	14,374,321
Loews Corp.	182,300	6,457,066
MetLife, Inc.	211,400	7,227,766

		28,059,153
Materials - 13.42%
Celanese Corp., Series A	401,200	11,939,712
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	142,000	11,757,600
Grupo Mexico SAB de CV, Series B	4,539,384	10,664,591
Lanxess AG	164,044	6,242,761
PPG Industries, Inc. (L)	96,400	5,729,052
Schnitzer Steel Industries, Inc.	103,200	4,604,784
Southern Copper Corp. (L)	423,800	14,765,192

Value & Restructuring Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Materials (continued)
Vale SA (L)	288,400	$8,268,428

		73,972,120
Pharmaceuticals, Biotechnology & Life Sciences - 2.09%
Bristol-Myers Squibb Company	380,900	9,640,579
Talecris Biotherapeutics Holdings Corp. (I)	101,700	1,906,875

		11,547,454
Real Estate - 0.88%
DiamondRock Hospitality Company, REIT
(I)	362,837	2,917,209
Host Hotels & Resorts, Inc., REIT	183,200	1,927,264
Vintage Wine Trust, Inc., REIT (S)	88,261	25,596

		4,870,069
Retailing - 2.02%
Dollar General Corp. (I)	41,040	943,920
TJX Companies, Inc.	265,880	10,204,474

		11,148,394
Technology Hardware & Equipment - 8.05%
CommScope, Inc. (I)	230,400	5,789,952
Harris Corp.	429,700	18,863,830
International Business Machines Corp.	128,500	16,235,975
Nokia Oyj (L)	264,600	3,508,596

		44,398,353
Telecommunication Services - 4.32%
America Movil SAB de CV, ADR, Series
L	436,700	21,127,546
Windstream Corp.	270,499	2,683,350

		23,810,896
Transportation - 5.85%
Copa Holdings SA, Class A	153,700	7,658,871
Ryder Systems, Inc.	142,000	5,756,680
Union Pacific Corp. (L)	297,400	18,813,524

		32,229,075
Utilities - 1.24%
Enel SpA	605,038	3,624,905
Entergy Corp.	40,700	3,201,055

		6,825,960

TOTAL COMMON STOCKS (Cost $422,553,216)		$544,062,182

PREFERRED STOCKS - 0.21%
Banks - 0.21%
Wells Fargo & Company, Series L, 7.50%	1,300	1,159,600

TOTAL PREFERRED STOCKS (Cost $812,117)		$1,159,600

	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.72%
Automobiles & Components - 0.72%
Ford Motor Company, Sr Note
4.250%, 11/15/2016	$3,467,000	$3,948,046

TOTAL CONVERTIBLE BONDS (Cost $3,517,972)		$3,948,046

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 15.37%
John Hancock Collateral
Investment Trust (W)(Y)	8,419,615	$84,282,028
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
476,001 on 12-1-09,
collateralized by 480,000
Federal Home Loan Bank,
2.90% due 7-2-13 (valued at
486,600, including interest)	476,000	476,000

TOTAL SHORT-TERM INVESTMENTS (Cost
$84,746,542)		$84,758,028

Total Investments (Cost $511,629,847) - 114.99%		$633,927,856

Other assets and liabilities, net - (14.99%)		(82,620,663)

TOTAL NET ASSETS - 100.00%		$551,307,193

Vista Fund

	Shares	Value

COMMON STOCKS - 98.60%
Automobiles & Components - 0.96%
Autoliv, Inc.	57,200	$2,322,892
Banks - 1.52%
Fifth Third Bancorp	124,200	1,251,936
Morgan Stanley	76,700	2,422,186

		3,674,122
Capital Goods - 7.61%
Aecom Technology Corp. (I)	92,507	2,349,678
BE Aerospace, Inc. (I)	91,000	1,753,570
Bucyrus International, Inc.	96,500	4,997,735
Chicago Bridge & Iron Company N.V.	90,600	1,593,654
Flowserve Corp.	16,800	1,670,928
Ingersoll-Rand PLC	85,500	3,024,135
Joy Global, Inc.	33,700	1,804,298
Precision Castparts Corp. (L)	11,800	1,223,424

		18,417,422
Consumer Durables & Apparel - 5.68%
Coach, Inc.	62,300	2,164,925
Harman International Industries, Inc.	33,300	1,252,413
Jones Apparel Group, Inc.	120,600	2,044,170
KB Home (L)	156,000	2,113,800
NVR, Inc. (I)	3,700	2,490,655
Phillips-Van Heusen Corp.	60,100	2,404,000
Tupperware Brands Corp.	27,400	1,275,470

		13,745,433
Consumer Services - 6.02%
Bally Technologies, Inc. (I)(L)	46,100	1,914,533
Ctrip.com International, Ltd., ADR (I)	35,300	2,589,255
International Game Technology (L)	124,100	2,344,249
Las Vegas Sands Corp. (I)(L)	142,700	2,186,164
Starwood Hotels & Resorts Worldwide,
Inc.	79,200	2,535,984
WMS Industries, Inc. (I)	43,700	1,699,056

Vista Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Consumer Services (continued)
Wynn Resorts, Ltd. (L)	20,400	$1,316,616

		14,585,857
Diversified Financials - 10.07%
AmeriCredit Corp. (I)(L)	63,900	1,178,955
Discover Financial Services	156,400	2,417,944
Franklin Resources, Inc.	10,800	1,166,724
IntercontinentalExchange, Inc. (I)	13,800	1,473,702
Janus Capital Group, Inc.	175,900	2,302,531
Jefferies Group, Inc. (I)(L)	217,700	5,105,065
Lazard, Ltd., Class A	140,000	5,426,400
Legg Mason, Inc. (L)	145,300	4,110,537
Waddell & Reed Financial, Inc.	40,900	1,191,417

		24,373,275
Energy - 8.17%
Alpha Natural Resources, Inc. (I)	31,300	1,158,100
Atwood Oceanics, Inc. (I)	91,100	3,432,648
Brigham Exploration Company (I)	146,100	1,525,284
Cameron International Corp. (I)	81,500	3,080,700
Continental Resources, Inc. (I)(L)	62,000	2,334,300
Oceaneering International, Inc. (I)	21,900	1,196,397
PetroHawk Energy Corp. (I)	193,514	4,323,103
Whiting Petroleum Corp. (I)	44,000	2,739,000

		19,789,532
Food, Beverage & Tobacco - 0.43%
Green Mountain Coffee Roasters, Inc.
(I)(L)	16,500	1,039,170
Health Care Equipment & Services - 7.25%
Allscripts-Misys Healthcare Solutions, Inc.
(I)(L)	87,400	1,678,080
Cerner Corp. (I)(L)	30,200	2,273,758
Express Scripts, Inc. (I)	63,600	5,456,880
Health Management Associates, Inc. (I)	273,200	1,674,716
Medco Health Solutions, Inc. (I)	80,600	5,090,696
Tenet Healthcare Corp. (I)	304,526	1,385,593

		17,559,723
Household & Personal Products - 1.07%
Avon Products, Inc.	75,300	2,579,025
Materials - 10.00%
AK Steel Holding Corp.	102,992	2,059,840
Celanese Corp., Series A	88,000	2,618,879
CF Industries Holdings, Inc.	13,800	1,177,968
Companhia Siderurgica Nacional SA,
SADR (L)	124,800	4,279,392
Crown Holdings, Inc. (I)	94,501	2,378,590
Freeport-McMoRan Copper & Gold, Inc.,
Class B (I)	52,700	4,363,560
MeadWestvaco Corp.	83,300	2,279,921
Walter Energy, Inc.	73,800	5,062,680

		24,220,830
Pharmaceuticals, Biotechnology & Life Sciences - 3.88%
Alexion Pharmaceuticals, Inc. (I)	58,300	2,643,905
Life Technologies Corp. (I)	111,700	5,560,426
Waters Corp. (I)	20,300	1,193,234

		9,397,565
Real Estate - 0.50%
E-House China Holdings, Ltd. (I)(L)	62,200	1,209,790

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Vista Fund (continued)

	Shares	Value

COMMON STOCKS (continued)
Retailing - 9.36%
Aeropostale, Inc. (I)(L)	39,000	$1,228,500
Bed Bath & Beyond, Inc. (I)(L)	31,900	1,191,784
Chico's FAS, Inc. (I)	242,200	3,407,754
Dollar Tree, Inc. (I)	54,300	2,659,071
Expedia, Inc. (I)	51,700	1,317,316
Family Dollar Stores, Inc.	41,800	1,275,318
J. Crew Group, Inc. (I)	28,500	1,219,515
Macy's, Inc.	104,400	1,702,764
Nordstrom, Inc. (L)	56,600	1,893,270
Priceline.com, Inc. (I)(L)	6,100	1,306,132
Ross Stores, Inc.	27,760	1,220,885
TJX Companies, Inc.	52,000	1,995,760
Williams-Sonoma, Inc. (L)	110,100	2,237,232

		22,655,301
Semiconductors & Semiconductor Equipment - 10.01%
Altera Corp.	88,800	1,867,464
Analog Devices, Inc.	104,400	3,130,956
ASML Holding NV (L)	157,600	4,884,024
Atheros Communications, Inc. (I)	66,100	1,881,867
KLA-Tencor Corp. (L)	56,900	1,777,556
Marvell Technology Group, Ltd. (I)	190,900	2,943,678
NVIDIA Corp. (I)(L)	95,500	1,247,230
PMC-Sierra, Inc. (I)	220,600	1,749,358
Silicon Laboratories, Inc. (I)	28,300	1,195,109
Teradyne, Inc. (I)(L)	402,200	3,563,492

		24,240,734
Software & Services - 5.66%
Cognizant Technology Solutions Corp.,
Class A (I)	54,800	2,407,364
Equinix, Inc. (I)(L)	50,500	4,857,595
MercadoLibre, Inc. (I)	19,862	980,388
Perfect World Company, Ltd. (I)	27,900	1,231,227
Rovi Corp. (I)	99,500	2,966,095
Shanda Games Ltd (I)(L)	123,150	1,261,056

		13,703,725
Technology Hardware & Equipment - 4.09%
Agilent Technologies, Inc. (I)	64,900	1,876,908
CommScope, Inc. (I)	62,900	1,580,677
Molex, Inc.	93,700	1,741,883
Seagate Technology	114,500	1,732,385
Western Digital Corp. (I)	80,500	2,965,620

		9,897,473
Telecommunication Services - 4.18%
American Tower Corp., Class A (I)	60,000	2,455,200
SBA Communications Corp. (I)	239,388	7,669,992

		10,125,192
Transportation - 2.14%
Avis Budget Group, Inc. (I)(L)	127,700	1,245,075
FedEx Corp.	24,300	2,052,135
Kansas City Southern (I)(L)	65,600	1,878,128

		5,175,338

TOTAL COMMON STOCKS (Cost $203,744,285)		$238,712,399

Vista Fund (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 19.86%
Cash Equivalents - 18.72%
John Hancock Collateral
Investment Trust, 0.2196%
(W)(Y)	$4,528,384	$45,314,633
Repurchase Agreement - 1.14%
Repurchase Agreement with State
Street Corp. dated 11-30-09 at
0.05% to be repurchased at
2,762,004 on 12/01/2009,
collateralized by 2,690,000
Federal Home Loan Mortgage
Corp., 5.125% due 08/23/2010
(valued at 2,821,138, including
interest)	2,762,000	2,762,000

TOTAL SHORT-TERM INVESTMENTS (Cost

$48,078,751)		$48,076,633

Total Investments (Cost $251,823,036) - 118.46%		$286,789,032

Other assets and liabilities, net - (18.46%)		(44,699,524)
TOTAL NET ASSETS - 100.00%		$242,089,508

Key to Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GRD	Greek Drachma
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend
IO	Interest only
PO	Principal only
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
SADR	Sponsored American Depositary Receipt
TBA	To Be Announced

Symbol	Description
B	Forward commitment.
C	When issued or delayed delivery security.
E	Treasury Inflation Protected Security
All or portion of this security is held at broker
to meet the margin requirements of futures
F	contracts.
The Fund's sub-adviser is shown
G	parenthetically.
Defaulted Security. Currently, the issuer is in
H	default with respect to interest payments.
I	Non-income producing security.
K	Zero coupon security.
All or a portion of this security is on loan as of
L	November 30, 2009.
Term loans are variable rate obligations. The
coupon rate shown represents the rate at
period end unless the investment is unsettled.
Unsettled term loan rates are determined at
time of settlement as noted in the descriptions
M	below.
N	Variable rate preferred stock.
Variable rate obligation. The coupon rate
P	shown represents the rate at period end.
Direct placement securities are restricted to
resale and the Fund has limited rights to
R	registration under the Securities Act of 1933.
These securities are exempt from registration
under Rule 144A of the Securities Act of
1933. Such securities may be resold to
qualified institutional buyers, in transactions
S	exempt from registration.
All or a portion of this security represents an
unsettled term loan commitment. Rate will be
T	determined at time of settlement.
Investment is an affiliate of the Fund, the
W	adviser and/or subadviser.

These securities are issued under the
Temporary Liquidity Guarantee and are
insured by the Federal Deposit Insurance
X	Corporation.
The investment represents the investment of
securities lending collateral and the rate
shown is the annualized seven-day yield as of
Y	November 30, 2009.
All or a portion of this security is segregated
Z	as collateral.
Yield represents either the annualized yield at
the date of purchase, the stated coupon rate
or, for floating rate securities, the rate at
*	period end.

The accompanying notes are an integral part of the financial statements.
290

Notes to Portfolio of Investments (Unaudited)

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Funds of Funds in underlying funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Funds are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers, or fair valued, as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Funds’ shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements The Funds use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange -traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures In addition, certain investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of November 30, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

291

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

John Hancock
Active Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Active Bond Fund
U.S. Government & Agency Obligations	151,199,787	—	151,199,787	—
Foreign Government Obligations	382,619	—	382,619	—
Corporate Bonds	330,807,773	—	330,232,073	575,700
Convertible Bonds	188,338	—	188,338	—
Municipal Bonds	2,261,749	—	2,261,749	—
Collateralized Mortgage Obligations	83,783,759	—	78,664,972	5,118,787
Asset Backed Securities	18,421,897	—	13,450,626	4,971,271
Supranational Obligations	260,274	—	260,274	—
Preferred Stocks	2,227,710	1,284,751	942,959	—
Short-Term Investments	28,175,000	—	28,175,000	—

Total Investments in securities	$617,708,906	$1,284,751	$605,758,397	$10,665,758
Other Financial Instruments	$(23,882)	$(23,882)	—	—
Totals	$617,685,024	$1,260,869	$605,758,397	$10,665,758

John Hancock
All Cap Core Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

All Cap Core Fund
Automobiles & Components	63,780	63,780	—	—
Banks	8,579,095	8,579,095	—	—
Capital Goods	36,633,599	36,633,599	—	—
Commercial & Professional Services	5,031,907	5,031,907	—	—
Consumer Durables & Apparel	7,685,234	7,685,234	—	—
Consumer Services	10,654,046	10,654,046	—	—
Diversified Financials	32,636,819	32,636,819	—	—
Energy	44,818,645	44,818,645	—	—
Food & Staples Retailing	13,318,476	13,318,476	—	—
Food, Beverage & Tobacco	21,985,582	21,985,582	—	—
Health Care Equipment & Services	28,948,761	28,948,761	—	—
Household & Personal Products	13,501,258	13,501,258	—	—
Insurance	9,001,094	9,001,094	—	—
Materials	18,766,406	18,766,406	—	—
Media	12,614,814	12,614,814	—	—
Pharmaceuticals, Biotechnology & Life Sciences	37,638,653	37,638,653	—	—
Real Estate	7,526,003	7,526,003	—	—
Retailing	19,914,816	19,914,816	—	—
Semiconductors & Semiconductor Equipment	843,003	843,003	—	—
Software & Services	29,783,414	29,783,414	—	—
Technology Hardware & Equipment	55,017,041	55,017,041	—	—
Telecommunication Services	17,489,307	17,489,307	—	—
Transportation	6,936,653	6,936,653	—	—
Utilities	13,355,742	13,355,742	—	—
Total Common Stocks	452,744,148	452,744,148	—	—

Short-Term Investments	79,950,094	30,583,746	49,366,348	—

Total Investments in securities	$532,694,242	$483,327,894	$49,366,348	$—
Other Financial Instruments	$422,677	$422,677	—	—
Totals	$533,116,919	$483,750,571	$49,366,348	—

The accompanying notes are an integral part of the financial statements.

292 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

John Hancock
All Cap Growth Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

All Cap Growth Fund
Automobiles & Components	1,941,595	1,370,838	570,757	—
Capital Goods	7,758,556	7,479,284	279,272	—
Commercial & Professional Services	1,101,124	1,101,124	—	—
Consumer Durables & Apparel	535,862	535,862	—	—
Consumer Services	2,378,632	2,378,632	—	—
Diversified Financials	4,862,298	4,862,298	—	—
Energy	6,229,845	6,229,845	—	—
Food & Staples Retailing	1,849,763	1,849,763	—	—
Food, Beverage & Tobacco	2,858,909	2,858,909	—	—
Health Care Equipment & Services	5,584,506	5,584,506	—	—
Household & Personal Products	813,275	813,275	—	—
Insurance	755,346	755,346	—	—
Materials	2,183,534	1,185,626	997,908	—
Pharmaceuticals, Biotechnology & Life Sciences	6,060,539	5,587,211	473,328	—
Retailing	9,655,244	9,655,244	—	—
Semiconductors & Semiconductor Equipment	6,606,273	5,402,162	1,204,111	—
Software & Services	10,802,260	10,802,260	—	—
Technology Hardware & Equipment	12,517,407	12,517,407	—	—
Telecommunication Services	1,838,090	—	1,838,090	—
Transportation	1,521,611	1,521,611	—	—
Utilities	339,776	339,776	—	—
Total Common Stocks	88,194,445	82,830,979	5,363,466	—

Short-Term Investments	10,955,422	7,341,422	3,614,000	—

Total Investments in securities	$99,149,867	$90,172,401	$8,977,466	$—

John Hancock
All Cap Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

All Cap Value Fund
Automobiles & Components	14,621,646	14,621,646	—	—
Banks	24,692,436	24,692,436	—	—
Capital Goods	41,526,825	41,526,825	—	—
Consumer Durables & Apparel	6,746,002	6,746,002	—	—
Consumer Services	10,588,242	10,588,242	—	—
Diversified Financials	29,302,003	29,302,003	—	—
Energy	49,777,674	49,777,674	—	—
Food, Beverage & Tobacco	5,027,415	5,027,415	—	—
Health Care Equipment & Services	46,953,343	46,953,343	—	—
Insurance	17,675,852	17,675,852	—	—
Materials	17,194,920	17,194,920	—	—
Media	3,521,448	3,521,448	—	—
Pharmaceuticals, Biotechnology & Life Sciences	35,580,224	35,580,224	—	—
Retailing	8,626,846	8,626,846	—	—
Semiconductors & Semiconductor Equipment	3,989,366	3,989,366	—	—
Software & Services	27,471,588	27,471,588	—	—
Technology Hardware & Equipment	1,853,707	1,853,707	—	—
Transportation	8,059,637	8,059,637	—	—
Utilities	3,210,605	3,210,605	—	—

The accompanying notes are an integral part of the financial statements.

293 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Common Stocks	356,419,779	356,419,779	—	—

Short-Term Investments	50,003,890	37,151,890	12,852,000	—

Total Investments in securities	$406,423,669	$393,571,669	$12,852,000	$—

John Hancock
Alpha Opportunities Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Alpha Opportunities Fund
Automobiles & Components	15,585,196	13,490,939	2,094,257	—
Banks	18,197,673	13,436,283	4,761,390	—
Capital Goods	68,848,790	64,197,971	4,650,819	—
Commercial & Professional Services	7,189,438	7,189,438	—	—
Consumer Durables & Apparel	35,925,232	33,061,635	2,863,597	—
Consumer Services	16,756,262	15,654,709	1,101,553	—
Diversified Financials	33,239,223	27,755,876	5,483,347	—
Energy	76,610,935	69,273,260	7,337,675	—
Food & Staples Retailing	6,403,625	6,403,625	—	—
Food, Beverage & Tobacco	11,266,155	8,055,291	3,210,864	—
Health Care Equipment & Services	38,263,654	37,911,388	352,266	—
Household & Personal Products	9,771,075	9,177,657	593,418	—
Insurance	24,659,570	24,183,932	475,638	—
Materials	74,192,275	59,314,727	14,877,548	—
Media	10,717,758	10,717,758	—	—
Pharmaceuticals, Biotechnology & Life Sciences	41,349,096	40,239,853	1,109,243	—
Real Estate	7,961,852	3,316,057	4,645,795	—
Retailing	42,046,530	40,305,632	1,740,898	—
Semiconductors & Semiconductor Equipment	17,356,669	17,356,669	—	—
Software & Services	62,063,011	59,081,795	2,981,216	—
Technology Hardware & Equipment	45,209,517	43,400,867	1,808,650	—
Telecommunication Services	9,133,674	7,905,511	1,228,163	—
Transportation	23,909,508	22,491,182	1,418,326	—
Utilities	2,057,665	2,057,665	—	—
Total Common Stocks	698,714,383	635,979,720	62,734,663	—
Investment Companies	7,880,824	7,880,824	—	—

Short-Term Investments	116,558,959	96,958,959	19,600,000	—

Total Investments in securities	$823,154,166	$740,819,503	$82,334,663	$—

John Hancock
Alternative Asset Allocation Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Alternative Asset Allocation Fund
Investment Companies	1,355,095	1,355,095	—	—

Total Investments in securities	$1,355,095	$1,355,095	$—	$—

The accompanying notes are an integral part of the financial statements.

294 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

John Hancock
American Diversified Growth & Income Portfolio

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

American Diversified Growth & Income Portfolio
Investment Companies	14,898,835	14,898,835	—	—

Total Investments in securities	$14,898,835	$14,898,835	$—	$—

John Hancock
American Fundamental Holdings Portfolio

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

American Fundamental Holdings Portfolio
Investment Companies	9,168,308	9,168,308	—	—

Total Investments in securities	$9,168,308	$9,168,308	$—	$—

John Hancock
American Global Diversification Portfolio

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

American Global Diversification Portfolio
Investment Companies	11,225,381	11,225,381	—	—

Total Investments in securities	$11,225,381	$11,225,381	$—	$—

John Hancock
Blue Chip Growth Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Blue Chip Growth Fund
Banks	52,933,691	52,933,691	—	—
Capital Goods	107,629,357	107,629,357	—	—
Commercial & Professional Services	3,691,380	3,691,380	—	—
Consumer Durables & Apparel	5,243,112	5,243,112	—	—
Consumer Services	78,419,745	76,097,655	2,322,090	—
Diversified Financials	226,423,631	224,902,751	1,520,880	—
Energy	131,863,803	131,863,803	—	—
Food & Staples Retailing	26,203,581	26,203,581	—	—
Food, Beverage & Tobacco	25,293,851	25,293,851	—	—
Health Care Equipment & Services	156,724,744	156,724,744	—	—
Household & Personal Products	8,069,836	8,069,836	—	—

The accompanying notes are an integral part of the financial statements.

295 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Insurance	913,600	913,600	—	—
Materials	37,949,020	37,949,020	—	—
Media	68,588,743	68,588,743	—	—
Pharmaceuticals, Biotechnology & Life Sciences	102,862,023	102,862,023	—	—
Retailing	183,665,088	183,665,088	—	—
Semiconductors & Semiconductor Equipment	73,756,049	73,756,049	—	—
Software & Services	294,820,307	273,394,152	21,426,155	—
Technology Hardware & Equipment	219,197,778	219,197,778	—	—
Telecommunication Services	32,951,321	32,951,321	—	—
Transportation	7,561,514	7,561,514	—	—
Utilities	3,680,820	3,680,820	—	—
Total Common Stocks	1,848,442,994	1,823,173,869	25,269,125	—

Short-Term Investments	105,909,534	100,661,232	5,248,302	—

Total Investments in securities	$1,954,352,528	$1,923,835,101	$30,517,427	$—

John Hancock
Capital Appreciation Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Capital Appreciation Fund
Automobiles & Components	8,596,490	8,596,490	—	—
Banks	2,561,138	2,561,138
Capital Goods	22,141,080	22,141,080	—	—
Consumer Durables & Apparel	34,807,957	34,807,957	—	—
Consumer Services	25,283,467	25,283,467	—	—
Diversified Financials	67,973,479	67,973,479	—	—
Energy	99,493,777	99,493,777	—	—
Food & Staples Retailing	20,429,310	20,429,310	—	—
Food, Beverage & Tobacco	53,853,408	34,048,962	19,804,446	—
Health Care Equipment & Services	92,428,543	92,428,543	—	—
Household & Personal Products	24,532,966	24,532,966	—	—
Materials	13,366,721	13,366,721	—	—
Media	25,901,562	25,901,562	—	—
Pharmaceuticals, Biotechnology & Life Sciences	181,701,077	181,701,077	—	—
Retailing	105,759,778	105,759,778	—	—
Semiconductors & Semiconductor Equipment	23,494,420	23,494,420	—	—
Software & Services	297,635,284	288,225,435	9,409,849	—
Technology Hardware & Equipment	230,757,248	230,757,248	—	—
Transportation	15,378,506	15,378,506	—	—
Total Common Stocks	1,346,096,211	1,316,881,916	29,214,295	—

Short-Term Investments	161,023,767	148,140,767	12,883,000	—

Total Investments in securities	$1,507,119,978	$1,465,022,683	$42,097,295	$—

John Hancock
Core Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Core Bond Fund
U.S. Government & Agency Obligations	241,439,336	—	241,439,336	—
Foreign Government Obligations	11,487,878	—	11,487,878	—
Corporate Bonds	112,194,654	—	112,194,654	—
Municipal Bonds	1,870,043	—	1,870,043	—
Collateralized Mortgage Obligations	87,199,953	—	85,414,773	1,785,180

The accompanying notes are an integral part of the financial statements.

296 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Asset Backed Securities	26,168,143	—	25,455,143	713,000
Supranational Obligations	1,647,090	—	1,647,090	—
Short-Term Investments	13,658,000	—	13,658,000	—
Repurchase Agreements	8,432,000	—	8,432,000	—

Total Investments in securities	$504,097,097	$—	$501,598,917	$2,498,180

John Hancock
Emerging Markets Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Emerging Markets Value Fund
Bermuda	963,262	—	963,262	—
Brazil	100,347,554	100,307,249	40,305	—
Chile	43,600,882	43,600,882	—	—
China	57,154,235	3,906,267	53,247,968	—
Czech Republic	6,205,239	—	6,205,239	—
Hong Kong	83,141,823	4,220,610	78,921,213	—
Hungary	1,276,383	—	1,276,383	—
India	152,679,119	37,447,219	115,214,518	17,382
Indonesia	27,707,267	—	27,707,267	—
Israel	27,493,780	478,096	27,015,684	—
Malaysia	43,729,435	25,203	43,704,232	—
Mexico	68,723,837	68,723,837	—	—
Philippines	7,743,720	—	7,743,720	—
Poland	22,744,564	—	22,744,564	—
Russia	7,060,411	1,550,721	5,509,690	—
South Africa	123,518,610	25,979,340	97,539,270	—
South Korea	139,418,351	29,508,813	109,909,538	—
Taiwan	139,399,033	12,699,310	126,699,723	—
Thailand	21,695,693	—	21,695,693	—
Turkey	25,573,550	—	25,573,550	—
Total Common Stocks	1,100,176,748	328,447,547	771,711,819	17,382

Preferred Stocks	42,487,942	42,323,728	164,214	—

Rights	245,613	23,433	222,180	—

Short-Term Investments	82,344,057	81,632,057	712,000	—

Total Investments in securities	$1,225,254,360	$452,426,765	$772,810,213	$17,382

John Hancock
Equity-Income Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Equity-Income Fund
Automobiles & Components	5,192,748	5,192,748	—	—
Banks	41,615,099	40,942,945	672,154	—
Capital Goods	94,121,517	94,121,517	—	—
Commercial & Professional Services	6,054,672	6,054,672	—	—
Consumer Durables & Apparel	31,981,309	31,981,309	—	—
Consumer Services	9,898,609	9,898,609	—	—
Diversified Financials	99,463,293	99,463,293	—	—
Energy	121,769,957	121,769,957	—	—
Food & Staples Retailing	3,289,365	3,289,365	—	—
Food, Beverage & Tobacco	20,847,755	20,847,755	—	—

The accompanying notes are an integral part of the financial statements.

297 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Health Care Equipment & Services	4,019,832	4,019,832	—	—
Household & Personal Products	6,544,224	6,544,224	—	—
Insurance	28,450,261	28,450,261	—	—
Materials	51,741,155	51,741,155	—	—
Media	41,063,692	38,209,654	2,854,038	—
Pharmaceuticals, Biotechnology & Life Sciences	41,842,517	41,842,517	—	—
Retailing	34,899,215	34,899,215	—	—
Semiconductors & Semiconductor Equipment	15,576,430	15,576,430	—	—
Software & Services	30,872,065	30,872,065	—	—
Technology Hardware & Equipment	8,197,524	8,197,524	—	—
Telecommunication Services	34,877,519	31,394,983	3,482,536	—
Transportation	13,177,833	13,177,833	—	—
Utilities	57,920,859	57,920,859	—	—
Total Common Stocks	803,417,450	796,408,722	7,008,728	—

Convertible Bonds	4,527,515	—	4,527,515	—

Short-Term Investments	127,096,671	66,155,378	60,941,293	—

Total Investments in securities	$935,041,636	$862,564,100	$72,477,536	$—

John Hancock
Fundamental Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Fundamental Value Fund				—

Automobiles & Components	18,647,328	18,647,328	—	—
Banks	64,028,807	64,028,807	—	—
Capital Goods	21,419,218	21,419,218	—	—
Commercial & Professional Services	25,946,275	25,946,275	—	—
Consumer Durables & Apparel	4,164,368	1,239,721	2,924,647	—
Consumer Services	7,987,502	7,987,502	—	—
Diversified Financials	188,030,169	157,849,405	30,180,764	—
Energy	234,000,702	222,010,945	11,989,757	—
Food & Staples Retailing	98,718,271	98,718,271	—	—
Food, Beverage & Tobacco	62,102,653	44,316,425	17,786,228	—
Health Care Equipment & Services	65,423,348	65,423,348	—	—
Household & Personal Products	24,871,439	24,871,439	—	—
Insurance	175,278,192	175,278,192	—	—
Materials	88,360,201	73,687,671	14,672,530	—
Media	56,753,089	56,753,089	—	—
Pharmaceuticals, Biotechnology & Life Sciences	76,541,454	76,541,454	—	—
Real Estate	15,728,635	7,026,154	8,702,481	—
Retailing	42,081,862	42,081,862	—	—
Semiconductors & Semiconductor Equipment	22,273,232	22,273,232	—	—
Software & Services	65,234,253	65,234,253	—	—
Technology Hardware & Equipment	40,086,419	40,086,419	—	—
Transportation	38,410,745	8,883,289	29,527,456	—
Utilities	2,684,955	2,684,955	—	—
Total Common Stocks	1,438,773,117	1,322,989,254	115,783,863	—

Corporate Bonds	14,215,163	—	14,215,163	—

Convertible Bonds	2,557,072	—	2,557,072	—

Short-Term Investments	118,973,379	69,590,379	49,383,000	—

Total Investments in securities	$1,574,518,731	$1,392,579,633	$181,939,098	$—

John Hancock
Global Agribusiness Fund

The accompanying notes are an integral part of the financial statements.

298 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Global Agribusiness Fund
Australia	29,968	—	29,968	—
Canada	549,629	549,629	—	—
France	35,964	17,970	17,994	—
Italy	11,674	—	11,674	—
Japan	53,252	—	53,252	—
Norway	77,310	77,310	—	—
Singapore	206,766	—	206,766	—
Switzerland	344,817	273,859	70,958	—
United Kingdom	151,957	151,957	—	—
United States	923,276	923,276	—	—
Warrants	645	645	—	—
Short-Term Investments	125,000	—	125,000	—

Total Investments in securities	$2,510,258	$1,994,646	$515,612	$—

John Hancock
Global Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Global Bond Fund
U.S. Government & Agency Obligations	42,277,819	—	42,277,819	—
Foreign Government Obligations	279,290,800	—	279,290,800	—
Corporate Bonds	285,052,900	—	279,557,545	5,495,355
Municipal Bonds	5,239,227	—	5,239,227	—
Collateralized Mortgage Obligations	77,693,695	—	77,344,252	349,443
Asset Backed Securities	15,697,114	—	14,727,863	969,251
Supranational Obligations	1,982,741	—	1,982,741	—
Preferred Stocks	1,328,230	1,328,230	—	—
Term Loans	3,044,914	—	3,044,914	—
Short-Term Investments	18,456,898	—	18,456,898	—

Total Investments in securities	$730,064,338	$1,328,230	$721,922,059	$6,814,049
Other Financial Instruments	$5,971,464	$(140,043)	$6,111,507	—
Totals	$736,035,802	$1,188,187	$728,033,566	$6,814,049

John Hancock
Global Infrastructure Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Global Infrastructure Fund				—

Australia	68,297	—	68,297	—
Brazil	47,571	47,571	—	—
Canada	346,996	346,996	—	—
China	18,847	18,847	—	—
France	50,320	16,219	34,101	—
Germany	124,623	19,458	105,165	—
Israel	31,754	31,754	—	—
Italy	78,565	—	78,565	—
Japan	62,729	20,543	42,186	—
Korea	43,983	43,983	—	—

The accompanying notes are an integral part of the financial statements.

299 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Netherlands	59,434	20,041	39,393	—
Norway	21,590	21,590	—	—
Portugal	37,655	37,655	—	—
Spain	265,600	85,071	180,529	—
Sweden	57,323	—	57,323	—
Switzerland	43,189	43,189	—	—
Taiwan	5,035	5,035	—	—
Turkey	11,151	11,151	—	—
United Kingdom	110,320	110,320	—	—
United States	731,063	731,063	—	—
Total Common Stocks	2,216,045	1,610,486	605,559	—

Total Investments in securities	$2,216,045	$1,610,486	$605,559	$—

John Hancock
Global Real Estate Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Global Real Estate Fund
Australia	31,850,458	—	31,850,458	—
Austria	400,508	—	400,508	—
Bermuda	5,400,720	—	5,400,720	—
Brazil	963,260	963,260	—	—
Canada	8,248,058	7,859,203	388,855	—
Finland	784,151	—	784,151	—
France	11,531,742	—	11,531,742	—
Guernsey C.I.	586,067	—	586,067
Hong Kong	44,728,220	—	44,728,220	—
Italy	692,955	—	692,955	—
Japan	27,592,656	—	27,592,656	—
Jersey C.I.	964,715	—	964,715
Luxembourg	619,712	—	619,712	—
Malta	7	—	7	—
Netherlands	5,317,927	—	5,317,927	—
Philippines	641,946	—	641,946	—
Singapore	13,563,250	—	13,563,250	—
South Africa	880,348	—	880,348	—
Thailand	366,792	—	366,792	—
United Kingdom	24,520,072	—	24,520,072	—
United States	97,582,793	97,582,793	—	—
Total Common Stocks	277,236,357	106,405,256	169,866,386	—

Rights	137,843	137,843	—	—

Short-Term Investments	25,786,573	18,140,573	7,646,000	—

Total Investments in securities	$303,160,773	$124,683,672	$178,477,101	$—

John Hancock
Global Timber Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Global Timber Fund				—

Australia	75,913	—	75,913	—
Brazil	77,094	77,094	—	—
Canada	598,198	598,198	—	—
China	44,232	—	44,232	—

The accompanying notes are an integral part of the financial statements.

300 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Japan	23,500	—	23,500	—
Sweden	134,905	—	134,905	—
United States	1,351,232	1,351,232	—	—
Total Common Stocks	2,305,074	2,026,524	278,550	—

Preferred Stocks	177,455	177,455	—	—

Total Investments in securities	$2,482,529	$2,203,979	$278,550	$—

John Hancock
High Income Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

High Income Fund
Corporate Bonds	217,271,609	—	210,615,662	6,655,947
Convertible Bonds	64,555,462	—	51,434,062	13,121,400
Defaulted bonds beyond maturity date	1,974,988	—	1,974,988	—
Collateralized Mortgage Obligations	4,303,215	—	2,828,024	1,475,191
Asset Backed Securities	2,776,800	—	2,776,800	—
Common Stocks	36,287,800	33,904,733	2,213,988	169,079
Preferred Stocks	16,692,919	5,972,859	10,720,060	—
Term Loans	58,455,032	—	57,113,243	1,341,789
Warrants	210,614	210,614	—	—
Options Purchased	1,689,558	1,361,650	—	327,908
Short-Term Investments	12,100,120	120	12,100,000	—

Total Investments in securities	$416,318,117	$41,449,976	$351,776,827	$23,091,314
Other Financial Instruments	$(340,934)	—	(13,026)	$(327,908)
Totals	$415,977,183	$41,449,976	$351,763,801	$22,763,406

John Hancock
High Yield Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

High Yield Fund
Foreign Government Obligations	35,877,172	—	35,877,172	—
Corporate Bonds	853,799,591	—	844,764,789	9,034,802
Defaulted Bonds Beyond Maturity Date	5,949,707	—	5,418,728	530,979
Common Stocks	3,213,248	3,213,248	—	—
Preferred Stocks	13,280,369	11,058,204	2,205,339	16,826
Term Loans	58,210,531	—	56,760,468	1,450,063
Warrants	82,186	—	—	82,186
Short-Term Investments	3,987,463	3,987,463	—	—
Repurchase Agreement	4,200,000	—	4,200,000	—

Total Investments in securities	$978,600,267	$18,258,915	$949,226,496	$11,114,856

John Hancock
Index 500 Fund

The accompanying notes are an integral part of the financial statements.

301 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Index 500 Fund
Automobiles & Components	10,968,325	10,968,325	—	—
Banks	65,100,301	65,100,301	—	—
Capital Goods	146,230,027	146,230,027	—	—
Commercial & Professional Services	12,821,734	12,821,734	—	—
Consumer Durables & Apparel	18,447,697	18,447,697	—	—
Consumer Services	32,632,530	32,632,530	—	—
Diversified Financials	142,453,775	142,453,775	—	—
Energy	231,543,737	231,543,737	—	—
Food & Staples Retailing	54,731,180	54,731,180	—	—
Food, Beverage & Tobacco	115,285,465	115,285,465	—	—
Health Care Equipment & Services	80,492,694	80,492,694	—	—
Household & Personal Products	55,913,896	55,913,896	—	—
Insurance	47,896,589	47,896,589	—	—
Materials	69,386,560	69,386,560	—	—
Media	52,442,879	52,442,879	—	—
Pharmaceuticals, Biotechnology & Life Sciences	167,129,058	167,129,058	—	—
Real Estate	22,692,003	22,692,003	—	—
Retailing	66,098,183	66,098,183	—	—
Semiconductors & Semiconductor Equipment	47,212,603	47,212,603	—	—
Software & Services	143,621,676	143,621,676	—	—
Technology Hardware & Equipment	173,740,986	173,740,986	—	—
Telecommunication Services	59,856,413	59,856,413	—	—
Transportation	40,745,981	40,745,981	—	—
Utilities	69,976,555	69,976,555	—	—
Total Common Stocks	1,927,420,847	1,927,420,847	—	—

Short-Term Investments	56,540,006	56,540,006	—	—

Total Investments in securities	$1,983,960,853	$1,983,960,853	$—	$—
Other Financial Instruments	$460,166	$460,166	—	—
Totals	$1,984,421,019	$1,984,421,019	$—	$—

John Hancock
International Equity Index Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

International Equity Index Fund
Australia	20,355,314	—	20,355,314	—
Austria	1,027,820	—	1,027,820	—
Belgium	2,658,049	—	2,658,049	—
Bermuda	216,989	—	216,989	—
Brazil	6,596,379	6,530,218	66,161	—
Canada	24,941,292	24,941,292	—	—
Cayman Islands	202,521	—	202,521	—
Chile	1,118,997	1,104,625	14,372	—
China	8,720,178	—	8,720,178	—
Colombia	527,927	527,927	—	—
Czech Republic	408,164	—	408,164	—
Denmark	2,398,803	—	2,398,803	—
Egypt	379,625	—	379,625	—
Finland	3,005,976	—	3,005,976	—
France	26,017,163	—	26,017,163	—
Germany	19,706,737	—	19,706,737	—
Greece	1,489,555	—	1,489,555	—
Hong Kong	12,201,551	—	12,201,551	—
Hungary	526,564	—	526,564	—
India	6,110,968	5,834,136	276,832	—
Indonesia	1,468,132	72,867	1,395,265	—

The accompanying notes are an integral part of the financial statements.

302 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Ireland	899,958	39,210	860,748	—
Israel	2,199,035	218,869	1,980,166	—
Italy	9,023,674	—	9,023,674	—
Japan	50,617,594	—	50,617,594	—
Luxembourg	1,111,734	—	1,111,734	—
Malaysia	2,113,626	—	2,113,626	—
Mexico	3,665,049	3,589,311	75,738	—
Netherlands	6,478,051	—	6,478,051	—
New Zealand	292,763	—	292,763	—
Norway	1,746,948	—	1,746,948	—
Peru	361,271	361,271	—	—
Philippines	378,108	—	378,108	—
Poland	1,080,714	—	1,080,714	—
Portugal	926,472	—	926,472	—
Russia	4,949,853	4,031,117	918,736	—
Singapore	3,492,024	—	3,492,024	—
South Africa	4,968,568	—	4,968,568	—
South Korea	9,833,653	203,759	9,629,894	—
Spain	11,874,219	—	11,874,219	—
Sweden	6,171,092	—	6,171,092	—
Switzerland	20,624,924	—	20,624,924	—
Taiwan	6,829,560	—	6,829,560	—
Thailand	1,016,176	—	1,016,176	—
Turkey	1,049,508	12,580	1,036,928	—
United Kingdom	54,083,959	44,792	54,039,167	—
United States	108,004	108,004	—	—
Total Common Stocks	345,975,241	47,619,978	298,355,263	—

Preferred Stocks	8,679,958	7,511,106	1,168,852	—

Warrants	5,977	3,716	2,261	—

Rights	513,810	308,040	205,770	—

Short-Term Investments	12,797,126	8,834,054	3,963,072	—

Total Investments in securities	$367,972,112	$64,276,894	$303,695,218	$—
Other Financial Instruments	$104,101	(370,949)	475,050	—
Totals	$368,076,213	$63,905,945	$304,170,268	$—

John Hancock
International Opportunities Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

International Opportunities Fund
Australia	13,787,290	—	13,787,290	—
Belgium	21,368,362	—	21,368,362	—
Brazil	96,743,358	96,743,358	—	—
China	26,788,659	26,788,659	—	—
Denmark	40,127,790	—	40,127,790	—
France	44,961,263	—	44,961,263	—
Germany	80,849,306	—	80,849,306	—
Hong Kong	46,215,787	—	46,215,787	—
India	30,694,865	30,694,865	—	—
Ireland	8,858,344	8,858,344	—	—
Israel	9,064,624	9,064,624	—	—
Italy	13,010,330	—	13,010,330	—
Japan	71,020,452	—	71,020,452	—
Mexico	18,008,397	18,008,397	—	—
Netherlands	16,941,517	—	16,941,517	—
Singapore	17,041,818	—	17,041,818	—
Spain	51,207,831	—	51,207,831	—
Switzerland	125,554,175	25,598,385	99,955,790	—
Taiwan	12,830,423	—	12,830,423	—
United Kingdom	69,067,736	—	69,067,736	—

The accompanying notes are an integral part of the financial statements.

303 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Total Common Stocks	814,142,327	215,756,632	598,385,695	—

Short-Term Investments	25,984,000	—	25,984,000	—

Total Investments in securities	$840,126,327	$215,756,632	$624,369,695	$—

John Hancock
International Small Company Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

International Small Company Fund
Australia	9,107,454	—	9,107,454	—
Austria	1,303,972	—	1,303,972	—
Belgium	1,734,175	—	1,734,175	—
Bermuda	367,801	367,801	—	—
Canada	10,944,169	10,944,169	—	—
China	107,622	—	107,622	—
Cyprus	98,420	—	98,420	—
Denmark	1,367,046	—	1,367,046	—
Finland	3,405,643	—	3,405,643	—
France	5,613,309	—	5,613,309	—
Germany	6,987,763	—	6,987,763	—
Gibraltar	66,120	—	66,120	—
Greece	1,758,662	—	1,758,662	—
Hong Kong	2,541,396	—	2,541,396	—
Ireland	1,281,221	—	1,281,221	—
Italy	4,630,248	—	4,630,248	—
Japan	28,276,417	—	28,276,417	—
Liechtenstein	44,773	—	44,773	—
Luxembourg	101,523	—	101,523	—
Monaco	67,328	—	67,328	—
Netherlands	2,485,201	—	2,485,201	—
New Zealand	877,315	—	877,315	—
Norway	1,703,629	—	1,703,629	—
Peru	55,577	55,577	—	—
Portugal	745,435	—	745,435	—
Singapore	1,498,061	—	1,498,061	—
South Africa	62,763	—	62,763	—
Spain	2,674,933	—	2,674,933	—
Sweden	3,417,201	—	3,417,201	—
Switzerland	5,592,084	—	5,592,084	—
United Arab Emirates	140,377	—	140,377	—
United Kingdom	20,149,313	—	20,149,313	—
United States	399,278	399,278	—	—
Total Common Stocks	119,606,229	11,766,825	107,839,404	—

Preferred Stocks	29,858	—	29,858	—

Warrants	1,583	1,583	—	—

Rights	154,005	154,005	—	—

Short-Term Investments	3,526,891	3,526,891	—	—

Total Investments in securities	$123,318,566	$15,449,304	$107,869,262	$—

John Hancock
International Small Cap Fund

The accompanying notes are an integral part of the financial statements.

304 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

International Small Cap Fund
Australia	23,114,549	—	23,114,549	—
Bahamas	4,065,938	4,065,938	—	—
Belgium	3,569,748	—	3,569,748	—
Bermuda	4,261,412	4,261,412	—	—
Canada	27,689,669	24,217,696	3,471,973	—
China	12,898,488	—	12,898,488	—
Finland	9,640,485	—	9,640,485	—
Germany	3,134,338	—	3,134,338	—
Hong Kong	27,461,365	—	27,461,365	—
Japan	14,248,425	—	14,248,425	—
Liechtenstein	3,226,993	—	3,226,993	—
Luxembourg	248,766	—	248,766	—
Netherlands	23,943,744	—	23,943,744	—
Norway	3,820,731	—	3,820,731	—
Philippines	140,895	—	140,895	—
Singapore	433,925	—	433,925	—
South Korea	18,492,726	—	18,492,726	—
Spain	3,277,928	—	3,277,928	—
Sweden	4,476,051	—	4,476,051	—
Switzerland	6,430,205	—	6,430,205	—
Taiwan	16,991,490	—	16,991,490	—
Thailand	13,071,306	—	13,071,306	—
United Kingdom	23,154,303	—	23,154,303	—
United States	225,910	225,910	—	—
Total Common Stocks	248,019,390	32,770,956	215,248,434	—

Short-Term Investments	22,879,079	15,389,079	7,490,000	—

Total Investments in securities	$270,898,469	$48,160,035	$222,738,434	$—

John Hancock
International Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

International Value Fund
Australia	9,004,627	—	9,004,627	—
Austria	13,369,116	—	13,369,116	—
Brazil	6,892,277	6,892,277	—	—
Canada	18,423,056	18,423,056	—	—
China	15,180,964	—	15,180,964	—
France	144,056,966	—	144,056,966	—
Germany	122,883,964	—	122,883,964	—
Hong Kong	15,302,474	—	15,302,474	—
Israel	16,317,815	16,317,815	—	—
Italy	22,354,020	—	22,354,020	—
Japan	75,003,402	—	75,003,402	—
Netherlands	56,597,624	—	56,597,624	—
Norway	74,923,147	—	74,923,147	—
Russia	6,997,760	6,997,760	—	—
Singapore	36,309,708	17,827,995	18,481,713	—
South Korea	45,601,692	15,829,558	29,772,134	—
Spain	43,443,574	—	43,443,574	—
Sweden	23,075,898	—	23,075,898	—
Switzerland	99,253,498	—	99,253,498	—
Taiwan	48,796,583	—	48,796,583	—
United Kingdom	247,394,285	—	247,394,285	—
United States	27,129,060	27,129,060	—	—
Total Common Stocks	1,168,311,510	109,417,521	1,058,893,989	—

The accompanying notes are an integral part of the financial statements.

305 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Rights	4,359,072	4,359,072	—	—

Short-Term Investments	44,018,762	34,588,762	9,430,000	—
Total Investments in securities	1,216,689,344	148,365,355	1,068,323,989	—

Total Assets	$1,216,689,344	$148,365,355	$1,068,323,989	$—

John Hancock
Investment Quality Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Investment Quality Bond Fund
U.S. Government & Agency Obligations	60,671,857	—	60,671,857	—
Foreign Government Obligations	2,620,780	—	2,620,780	—
Corporate Bonds	95,396,843	—	95,396,843	—
Convertible Bonds	21,006	—	21,006	—
Municipal Bonds	3,630,503	—	3,630,503	—
Collateralized Mortgage Obligations	11,973,851	—	11,973,851	—
Asset Backed Securities	2,379,397	—	2,379,397	—
Preferred Stocks	18,550	—	18,550	—
Common Stocks	1,030	1,030	—	—
Term Loans	4,375	—	4,375	—
Short-Term Investments	13,500,000	—	13,500,000	—

Total Investments in securities	$190,218,192	$1,030	$190,217,162	$—
Other Financial Instruments	$(315,374)	(44,223)	(271,151)
Totals	$189,902,818	$(43,193)	$189,859,625	$—

John Hancock
Large Cap Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Large Cap Fund
Automobiles & Components	2,511,599	2,511,599	—	—
Banks	9,040,346	9,040,346	—	—
Capital Goods	17,751,860	17,751,860	—	—
Consumer Durables & Apparel	3,541,402	3,541,402	—	—
Consumer Services	3,670,606	3,670,606	—	—
Diversified Financials	16,776,711	16,776,711	—	—
Energy	37,830,684	37,830,684	—	—
Food & Staples Retailing	6,243,891	6,243,891	—	—
Food, Beverage & Tobacco	5,537,580	5,537,580	—	—
Health Care Equipment & Services	20,953,609	20,953,609	—	—
Household & Personal Products	12,306,075	12,306,075	—	—
Insurance	9,382,590	9,382,590	—	—
Materials	3,165,400	3,165,400	—	—
Media	13,901,295	13,901,295	—	—
Pharmaceuticals, Biotechnology & Life Sciences	21,597,297	21,597,297	—	—
Semiconductors & Semiconductor Equipment	9,181,626	9,181,626	—	—
Software & Services	16,296,613	16,296,613	—	—
Technology Hardware & Equipment	18,261,355	18,261,355	—	—
Telecommunication Services	3,906,300	3,906,300	—	—
Transportation	14,002,376	14,002,376	—	—
Utilities	13,165,678	13,165,678	—	—
Total Common Stocks	259,024,893	259,024,893	—	—

Investment Companies	1,208,680	1,208,680	—	—

The accompanying notes are an integral part of the financial statements.

306 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Short-Term Investments	9,970,122	8,603,122	1,367,000	—

Total Investments in securities	$270,203,695	$268,836,695	$1,367,000	$—

John Hancock
Large Cap Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Large Cap Value Fund
Banks	560,800	560,800	—	—
Capital Goods	39,361,450	39,361,450	—	—
Commercial & Professional Services	11,403,000	11,403,000	—	—
Diversified Financials	23,583,590	23,583,590	—	—
Energy	133,631,030	133,631,030	—	—
Food, Beverage & Tobacco	19,832,150	19,832,150	—	—
Health Care Equipment & Services	64,347,770	64,347,770	—	—
Insurance	53,773,270	53,773,270	—	—
Materials	43,561,470	43,561,470	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,323,630	30,323,630	—	—
Retailing	13,753,800	13,753,800	—	—
Software & Services	17,229,810	17,229,810	—	—
Technology Hardware & Equipment	18,351,470	18,351,470	—	—
Telecommunication Services	27,546,540	27,546,540	—	—
Transportation	4,337,780	4,337,780	—	—
Utilities	40,794,530	40,794,530	—	—
Total Common Stocks	542,392,090	542,392,090	—	—

Short-Term Investments	35,535,868	33,359,868	2,176,000	—

Total Investments in securities	$577,927,958	$575,751,958	$2,176,000	$—

John Hancock
Mid Cap Index Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Mid Cap Index Fund
Automobiles & Components	4,147,751	4,147,751	—	—
Banks	23,493,472	23,493,472	—	—
Capital Goods	53,065,753	53,065,753	—	—
Commercial & Professional Services	15,647,094	15,647,094	—	—
Consumer Durables & Apparel	14,949,777	14,949,777	—	—
Consumer Services	18,244,820	18,244,820	—	—
Diversified Financials	13,802,128	13,802,128	—	—
Energy	34,479,905	34,479,905	—	—
Food & Staples Retailing	1,831,220	1,831,220	—	—
Food, Beverage & Tobacco	9,832,134	9,832,134	—	—
Health Care Equipment & Services	39,999,352	39,999,352	—	—
Household & Personal Products	7,872,177	7,872,177	—	—
Insurance	23,151,479	23,151,479	—	—
Materials	35,134,467	35,134,467	—	—
Media	5,554,159	5,554,159	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,106,356	23,106,356	—	—
Real Estate	35,265,147	35,265,147	—	—
Retailing	34,607,700	34,607,700	—	—
Semiconductors & Semiconductor Equipment	12,037,619	12,037,619	—	—
Software & Services	40,096,974	40,096,974	—	—

The accompanying notes are an integral part of the financial statements.

307 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Technology Hardware & Equipment	25,399,239	25,399,239	—	—
Telecommunication Services	2,806,317	2,806,317	—	—
Transportation	9,420,775	9,420,775	—	—
Utilities	33,893,289	33,893,289	—	—
Total Common Stocks	517,839,104	517,839,104	—	—

Short-Term Investments	118,063,525	108,814,525	9,249,000	—

Total Investments in securities	$635,902,629	$626,653,629	$9,249,000	$—
Other Financial Instruments	$(36,995)	(36,995)	—	—
Totals	$635,865,634	$626,616,634	$9,249,000	$—

John Hancock
Mid Cap Stock Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Mid Cap Stock Fund
Capital Goods	79,598,987	73,099,675	6,499,312	—
Commercial & Professional Services	8,446,620	8,446,620	—	—
Consumer Durables & Apparel	78,682,361	78,682,361	—	—
Consumer Services	45,877,935	45,877,935	—	—
Diversified Financials	24,266,024	24,266,024	—	—
Energy	17,737,836	15,667,246	2,070,590	—
Food, Beverage & Tobacco	12,351,669	12,351,669	—	—
Health Care Equipment & Services	60,251,803	60,251,803	—	—
Household & Personal Products	18,628,201	18,628,201	—	—
Insurance	8,850,275	—	8,850,275	—
Materials	43,275,254	33,853,225	9,422,029	—
Media	18,088,259	18,088,259	—	—
Pharmaceuticals, Biotechnology & Life Sciences	28,590,421	20,960,652	7,629,769	—
Real Estate	869,496	869,496	—	—
Retailing	65,287,385	65,287,385	—	—
Semiconductors & Semiconductor Equipment	63,043,728	63,043,728	—	—
Software & Services	62,602,474	62,602,474	—	—
Technology Hardware & Equipment	60,150,817	60,150,817	—	—
Telecommunication Services	7,878,123	7,878,123	—	—
Transportation	30,400,943	30,400,943	—	—
Total Common Stocks	734,878,611	700,406,636	34,471,975	—

Short-Term Investments	118,159,600	109,259,600	8,900,000	—

Total Investments in securities	$853,038,211	$809,666,236	$43,371,975	$—

John Hancock
Mid Cap Value Equity Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Mid Cap Value Equity Fund
Automobiles & Components	1,515,423	1,515,423	—	—
Banks	1,888,602	1,888,602	—	—
Capital Goods	25,724,322	25,724,322	—	—
Commercial & Professional Services	1,664,018	1,664,018	—	—
Consumer Durables & Apparel	5,069,609	5,069,609	—	—
Consumer Services	2,425,633	2,425,633	—	—
Diversified Financials	3,016,944	3,016,944	—	—
Energy	16,288,186	16,288,186	—	—
Food, Beverage & Tobacco	5,793,303	5,793,303	—	—

The accompanying notes are an integral part of the financial statements.

308 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Health Care Equipment & Services	3,828,487	3,828,487	—	—
Insurance	20,921,832	20,921,832	—	—
Materials	15,430,811	15,430,811	—	—
Media	2,906,136	2,906,136	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,803,254	9,803,254	—	—
Real Estate	7,773,827	7,773,827	—	—
Retailing	5,403,997	5,403,997	—	—
Semiconductors & Semiconductor Equipment	5,298,762	5,298,762	—	—
Software & Services	6,207,740	6,207,740	—	—
Technology Hardware & Equipment	3,800,163	3,800,163	—	—
Telecommunication Services	5,092,355	5,092,355	—	—
Transportation	6,348,679	6,348,679	—	—
Utilities	12,208,735	12,208,735	—	—
Total Common Stocks	168,410,818	168,410,818	—	—

Convertible Bonds	833,419	—	833,419	—

Short-Term Investments	22,429,092	20,329,092	2,100,000	—

Total Investments in securities	$191,673,329	$188,739,910	$2,933,419	$—

John Hancock
Mid Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Mid Value Fund
Automobiles & Components	5,443,884	5,443,884	—	—
Banks	12,851,976	12,851,976	—	—
Capital Goods	5,627,625	5,627,625	—	—
Commercial & Professional Services	9,954,768	9,954,768	—	—
Consumer Durables & Apparel	7,462,792	7,462,792	—	—
Consumer Services	10,938,141	10,938,141	—	—
Diversified Financials	12,630,358	12,630,358	—	—
Energy	28,490,051	28,490,051	—	—
Food & Staples Retailing	5,181,238	5,181,238	—	—
Food, Beverage & Tobacco	12,544,533	12,544,533	—	—
Health Care Equipment & Services	20,351,885	20,351,885	—	—
Household & Personal Products	6,747,257	6,747,257	—	—
Insurance	15,724,995	15,724,995	—	—
Materials	23,225,697	23,225,697	—	—
Media	13,787,101	13,787,101	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,879,484	1,879,484	—	—
Real Estate	13,161,267	13,161,267	—	—
Retailing	15,551,820	15,551,820	—	—
Semiconductors & Semiconductor Equipment	5,440,156	5,440,156	—	—
Software & Services	10,301,204	10,301,204	—	—
Technology Hardware & Equipment	19,291,850	19,291,850	—	—
Telecommunication Services	3,753,187	3,753,187	—	—
Transportation	9,602,170	9,602,170	—	—
Utilities	27,845,905	27,845,905	—	—
Total Common Stocks	297,789,344	297,789,344	—	—

Preferred Stocks	774,888	—	774,888	—

Convertible Bonds	2,137,528	—	2,137,528	—

Short-Term Investments	55,433,873	40,930,724	14,503,149	—

Total Investments in securities	$356,135,633	$338,720,068	$17,415,565	$—

John Hancock
Natural Resources Fund

The accompanying notes are an integral part of the financial statements.

309 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Natural Resources Fund
Energy	493,385,558	460,409,035	32,976,523	—
Materials	226,671,066	108,343,617	118,327,449	—
Utilities	13,586,084	13,586,084	—	—
Total Common Stocks	733,642,708	582,338,736	151,303,972	—

Short-Term Investments	158,855,656	135,055,656	23,800,000	—

Total Investments in securities	$892,498,364	$717,394,392	$175,103,972	$—

John Hancock
Optimized Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Optimized Value Fund
Automobiles & Components	3,890,629	3,890,629	—	—
Banks	10,265,140	10,265,140	—	—
Capital Goods	29,434,307	29,434,307	—	—
Consumer Durables & Apparel	4,290,276	4,290,276	—	—
Diversified Financials	38,043,566	38,043,566	—	—
Energy	60,702,836	60,702,836	—	—
Food, Beverage & Tobacco	10,439,294	10,439,294	—	—
Health Care Equipment & Services	8,038,875	8,038,875	—	—
Household & Personal Products	4,388,330	4,388,330	—	—
Insurance	15,471,024	15,471,024	—	—
Materials	9,943,768	9,943,768	—	—
Media	6,140,708	6,140,708	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,914,295	12,914,295	—	—
Real Estate	12,313,790	12,313,790	—	—
Retailing	14,451,059	14,451,059	—	—
Semiconductors & Semiconductor Equipment	7,737,932	7,737,932	—	—
Software & Services	14,099,441	14,099,441	—	—
Technology Hardware & Equipment	11,546,224	11,546,224	—	—
Telecommunication Services	18,961,037	18,961,037	—	—
Utilities	17,137,244	17,137,244	—	—
Total Common Stocks	310,209,775	310,209,775	—	—

Short-Term Investments	1,980,000	—	1,980,000	—

Total Investments in securities	$312,189,775	$310,209,775	$1,980,000	$—

John Hancock
Real Estate Equity Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Real Estate Equity Fund
Consumer Services	7,867,887	7,867,887	—	—
Real Estate	191,119,691	191,119,691	—	—
Total Common Stocks	198,987,578	198,987,578	—	—

Convertible Bonds	15,670,502	—	15,670,502	—

Short-Term Investments	67,867,316	61,767,163	6,100,153	—

Total Investments in securities	$282,525,396	$260,754,741	$21,770,655	$—

The accompanying notes are an integral part of the financial statements.

310 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

John Hancock
Real Estate Securities Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Real Estate Securities Fund
Real Estate	273,740,429	273,740,429	—	—

Short-Term Investments	80,310,870	77,722,870	2,588,000	—

Total Investments in securities	$354,051,299	$351,463,299	$2,588,000	$—

John Hancock
Real Return Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Real Return Bond Fund
U.S. Government & Agency Obligations	1,119,358,699	—	1,114,558,572	4,800,1270
Foreign Government Obligations	1,958,516	—	1,958,516	—
Corporate Bonds	150,618,539	—	150,618,539	—
Municipal Bonds	1,928,225	—	1,928,225	—
Collateralized Mortgage Obligations	11,377,603	—	11,377,603	—
Asset Backed Securities	18,981,354	—	18,981,354	—
Preferred Stocks	1,280,750	446,000	834,750	—
Short-Term Investments	18,965,000	—	18,965,000	—

Total Investments in securities	$1,324,468,686	$446,000	$1,319,222,559	$4,800,127
Other Financial Instruments	$3,723,359	$2,447,501	$1,275,858	—
Totals	$1,328,192,045	$2,893,501	$1,320,498,417	$4,800,127

John Hancock
Short Term Government Income Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Short Term Government Income Fund
U.S. Government & Agency Obligations	29,236,761	—	29,236,761	—
Collateralized Mortgage Obligations	1,476,325	—	1,476,325	—
Short-Term Investments	166,000	—	166,000	—

Total Investments in securities	$30,879,086	$—	$30,879,086	$—

John Hancock
Small Cap Growth Fund

The accompanying notes are an integral part of the financial statements.

311 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Cap Growth Fund
Banks	862,173	862,173	—	—
Capital Goods	7,079,293	7,079,293	—	—
Commercial & Professional Services	4,350,295	4,350,295	—	—
Consumer Durables & Apparel	12,145,379	12,145,379	—	—
Consumer Services	8,177,341	8,177,341	—	—
Diversified Financials	1,205,233	1,205,233	—	—
Energy	4,105,231	4,105,231	—	—
Food, Beverage & Tobacco	1,816,149	1,816,149	—	—
Health Care Equipment & Services	11,288,452	11,288,452	—	—
Household & Personal Products	3,180,126	3,180,126	—	—
Insurance	838,715	838,715	—	—
Materials	5,648,158	5,648,158	—	—
Media	2,671,116	2,671,116	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,933,838	10,933,838	—	—
Real Estate	234,495	234,495	—	—
Retailing	5,819,373	5,819,373	—	—
Semiconductors & Semiconductor Equipment	7,660,277	7,660,277	—	—
Software & Services	11,655,677	11,655,677	—	—
Technology Hardware & Equipment	8,424,012	8,424,012	—	—
Telecommunication Services	1,653,905	1,653,905	—	—
Transportation	3,408,360	3,408,360	—	—
Total Common Stocks	113,157,598	113,157,598	—	—

Short-Term Investments	3,900,000	—	3,900,000	—

Total Investments in securities	$117,057,598	$113,157,598	$3,900,000	$—

John Hancock
Small Cap Index Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Cap Index Fund
Automobiles & Components	920,406	920,406	—	—
Banks	7,975,483	7,975,483	—	—
Capital Goods	10,300,723	10,300,723	—	—
Commercial & Professional Services	4,428,132	4,428,132	—	—
Consumer Durables & Apparel	4,619,502	4,619,502	—	—
Consumer Services	4,070,953	4,070,953	—	—
Diversified Financials	3,851,641	3,851,641	—	—
Energy	5,578,395	5,578,395	—	—
Food & Staples Retailing	988,551	988,551	—	—
Food, Beverage & Tobacco	1,926,033	1,926,033	—	—
Health Care Equipment & Services	8,857,284	8,857,284	—	—
Household & Personal Products	920,764	920,764	—	—
Insurance	3,644,279	3,644,279	—	—
Materials	5,273,124	5,273,124	—	—
Media	1,006,564	1,006,564	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,810,632	6,810,632	—	—
Real Estate	7,036,398	7,036,398	—	—
Retailing	4,688,350	4,688,350	—	—
Semiconductors & Semiconductor Equipment	3,971,210	3,933,174	38,036	—
Software & Services	9,325,595	9,325,595	—	—
Technology Hardware & Equipment	6,898,419	6,898,419	—	—
Telecommunication Services	1,160,621	1,160,621	—	—
Transportation	2,463,406	2,463,406	—	—
Utilities	3,655,760	3,655,760	—	—
Total Common Stocks	110,372,225	110,334,189	38,036	—

The accompanying notes are an integral part of the financial statements.

312 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Preferred Stocks	36,264	36,264	—	—

Short-Term Investments	16,625,877	16,625,877	—	—

Total Investments in securities	$127,034,366	$126,996,330	$38,036	$—
Other Financial Instruments	$(1,063)	(1,063)	—	—
Totals	$127,033,303	$126,995,267	$38,036	$—

John Hancock
Small Cap Opportunities Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Cap Opportunities Fund
Automobiles & Components	1,140,696	1,140,696	—	—
Banks	6,041,235	6,041,235	—	—
Capital Goods	11,126,443	11,126,443	—	—
Commercial & Professional Services	2,675,676	2,675,676	—	—
Consumer Durables & Apparel	3,910,611	3,910,611	—	—
Consumer Services	4,665,053	4,665,053	—	—
Diversified Financials	3,305,278	3,305,278	—	—
Energy	8,037,851	8,037,851	—	—
Food & Staples Retailing	537,999	537,999	—	—
Food, Beverage & Tobacco	2,083,293	2,083,293	—	—
Health Care Equipment & Services	7,237,606	7,237,606	—	—
Household & Personal Products	153,330	153,330	—	—
Insurance	5,356,480	5,356,480	—	—
Materials	6,462,086	6,462,086	—	—
Media	2,210,675	2,210,675	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,541,836	2,541,836	—	—
Real Estate	2,014,527	2,014,527	—	—
Retailing	4,806,501	4,806,501	—	—
Semiconductors & Semiconductor Equipment	4,092,463	4,092,463	—	—
Software & Services	6,448,720	6,448,720	—	—
Technology Hardware & Equipment	6,265,615	6,265,615	—	—
Telecommunication Services	1,147,608	1,147,608	—	—
Transportation	3,520,563	3,520,563	—	—
Utilities	1,219,628	1,219,628	—	—
Total Common Stocks	97,001,773	97,001,773	—	—

Short-Term Investments	17,802,976	15,277,976	2,525,000	—

Total Investments in securities	$114,804,749	$112,279,749	$2,525,000	$—

John Hancock
Small Cap Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Cap Value Fund
Banks	6,353,110	6,353,110	—	—
Capital Goods	11,095,568	11,095,568	—	—
Commercial & Professional Services	3,662,265	3,662,265	—	—
Consumer Durables & Apparel	3,024,610	3,024,610	—	—
Consumer Services	4,429,680	4,429,680	—	—
Diversified Financials	2,884,924	2,884,924	—	—
Energy	3,995,861	3,995,861	—	—
Food & Staples Retailing	1,119,594	1,119,594	—	—
Food, Beverage & Tobacco	1,412,300	1,412,300	—	—

The accompanying notes are an integral part of the financial statements.

313 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Health Care Equipment & Services	4,577,572	4,577,572	—	—
Household & Personal Products	2,231,208	2,231,208	—	—
Insurance	6,384,669	6,384,669	—	—
Materials	3,981,312	3,981,312	—	—
Media	1,507,100	1,507,100	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,228,410	2,228,410	—	—
Real Estate	3,601,611	3,601,611	—	—
Retailing	5,430,686	5,430,686	—	—
Software & Services	2,939,028	2,939,028	—	—
Technology Hardware & Equipment	5,136,079	5,136,079	—	—
Transportation	2,400,981	2,400,981	—	—
Utilities	4,641,027	4,641,027	—	—
Total Common Stocks	83,037,595	83,037,595	—	—

Short-Term Investments	10,386,435	8,786,435	1,600,000	—

Total Investments in securities	$93,424,030	$91,824,030	$1,600,000	$—

John Hancock
Small Company Growth Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Company Growth Fund
Automobiles & Components	1,079,773	1,079,773	—	—
Banks	2,611,853	2,611,853	—	—
Capital Goods	9,816,667	9,816,667	—	—
Commercial & Professional Services	5,938,628	5,938,628	—	—
Consumer Durables & Apparel	2,839,460	2,839,460	—	—
Consumer Services	7,621,450	7,621,450	—	—
Diversified Financials	4,927,546	4,927,546	—	—
Energy	9,539,712	9,539,712	—	—
Food, Beverage & Tobacco	791,361	791,361	—	—
Health Care Equipment & Services	14,134,468	14,134,468	—	—
Household & Personal Products	1,301,950	1,301,950	—	—
Insurance	1,818,144	1,818,144	—	—
Materials	3,773,386	3,773,386	—	—
Media	903,789	903,789	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,014,994	8,014,994	—	—
Real Estate	800,536	800,536	—	—
Retailing	6,315,386	6,315,386	—	—
Semiconductors & Semiconductor Equipment	7,365,169	7,365,169	—	—
Software & Services	24,121,594	24,121,594	—	—
Technology Hardware & Equipment	7,064,234	7,064,234	—	—
Telecommunication Services	1,419,724	1,419,724	—	—
Transportation	3,589,877	3,589,877	—	—
Utilities	1,123,179	1,123,179	—	—
Total Common Stocks	126,912,880	126,912,880	—	—

Short-Term Investments	39,521,978	33,963,978	5,558,000	—

Total Investments in securities	$166,434,858	$160,876,858	$5,558,000	$—

John Hancock
Small Company Value Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Small Company Value Fund

The accompanying notes are an integral part of the financial statements.

314 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Automobiles & Components	5,141,275	5,141,275	—	—
Banks	17,513,597	17,513,597	—	—
Capital Goods	45,003,554	45,003,554	—	—
Commercial & Professional Services	19,819,781	19,819,781	—	—
Consumer Durables & Apparel	8,813,931	8,813,931	—	—
Consumer Services	8,993,762	8,993,762	—	—
Diversified Financial Services	16,172,928	16,172,928	—	—
Energy	24,955,854	24,955,854	—	—
Food & Staples Retailing	5,151,240	5,151,240	—	—
Food, Beverage & Tobacco	1,749,636	1,749,636	—	—
Health Care Equipment & Services	20,343,091	20,343,091	—	—
Insurance	16,468,952	16,468,952	—	—
Materials	36,838,878	36,838,878	—	—
Media	1,851,626	1,851,626	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,397,904	2,397,904	—	—
Real Estate	27,786,760	27,786,760	—	—
Retailing	17,105,254	17,105,254	—	—
Semiconductors & Semiconductor Equipment	12,432,730	12,432,730	—	—
Software & Services	7,659,045	7,659,045	—	—
Technology Hardware & Equipment	15,604,006	15,604,006	—	—
Telecommunication Services	2,064,636	2,064,636	—	—
Transportation	25,027,422	25,027,422	—	—
Utilities	14,254,398	14,254,398	—	—
Total Common Stocks	353,150,260	353,150,260	—	—

Preferred Stocks	5,085,152	2,060,288	3,024,864	—

Convertible Preferred Stocks	2,291,639	—	2,291,639	—

Investment Companies	3,859,625	3,859,625	—	—

Short-Term Investments	86,264,346	77,052,706	9,211,640	—

Total Investments in securities	$450,651,022	$436,122,879	$14,528,143	$—

John Hancock
Smaller Company Growth Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Smaller Company Growth Fund
Automobiles & Components	1,327,548	1,327,548	—	—
Banks	1,191,748	1,191,748	—	—
Capital Goods	21,045,744	21,045,744	—	—
Commercial & Professional Services	7,134,332	7,134,332	—	—
Consumer Durables & Apparel	4,094,533	4,094,533	—	—
Consumer Services	5,010,043	5,010,043	—	—
Diversified Financials	7,798,303	7,798,303	—	—
Energy	12,264,980	12,264,980	—	—
Food & Staples Retailing	608,005	608,005	—	—
Food, Beverage & Tobacco	2,046,165	2,046,165	—	—
Health Care Equipment & Services	14,289,906	14,289,906	—	—
Household & Personal Products	815,028	815,028	—	—
Insurance	4,425,511	4,425,511	—	—
Materials	7,279,985	7,279,985	—	—
Media	1,116,473	1,116,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,051,581	9,051,581	—	—
Real Estate	569,432	569,432	—	—
Retailing	13,995,867	13,995,867	—	—
Semiconductors & Semiconductor Equipment	6,759,665	6,759,665	—	—
Software & Services	19,142,574	19,142,574	—	—
Technology Hardware & Equipment	8,545,574	8,545,574	—	—
Telecommunication Services	8,163,002	8,163,002	—	—
Transportation	4,313,042	4,313,042	—	—
Utilities	510,075	510,075	—	—
Total Common Stocks	161,499,116	161,499,116	—	—

The accompanying notes are an integral part of the financial statements.

315 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Investment Companies	1,643,714	1,643,714	—	—

Short-Term Investments	30,749,682	25,569,682	5,180,000	—

Total Investments in securities	$193,892,512	$188,712,512	$5,180,000	$—
Other Financial Instruments	$(16,124)	(16,124)	—	—
Totals	$193,876,388	$188,696,388	$5,180,000	$—

John Hancock
Spectrum Income Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Spectrum Income Fund
Common Stocks	118,471,135	117,294,585	1,176,550	—

Total Preferred Stocks	2,985,566	2,576,503	332,063	77,000

U.S. Government & Agency Obligations	176,518,396	—	176,518,396	—
Foreign Government Obligations	91,944,656	—	91,776,956	167,700
Corporate Bonds	334,127,571	—	333,635,032	492,539
Municipal Bonds	2,449,245	—	2,449,245	—
Collateralized Mortgage Obligations	20,702,492	—	20,702,492	—
Asset Backed Securities	19,348,814	790,298	18,558,516	—
Convertible Preferred Stocks	158,307	—	158,307	—
Convertible Bonds	7,288,317	—	6,946,317	342,000
Supranational Obligations	3,298,100	—	3,298,100	—
Short-Term Investments	36,384,287	11,395,232	24,989,055	—

Term Loans	555,625	—	555,625	—

Corporate Interest-Bearing Obligations	807,443	—	807,443	—

Total Investments in securities	$815,039,954	$132,056,618	$681,904,097	$1,079,239
Other Financial Instruments	$(364,361)	(144,490)	(219,871)	—
Totals	$814,675,593	$131,912,128	$681,684,226	$1,079,239

John Hancock
Strategic Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Strategic Bond Fund
U.S. Government & Agency Obligations	37,163,900	—	37,163,900	—
Foreign Government Obligations	8,464,811	—	8,464,811	—
Corporate Bonds	117,932,197	—	117,743,322	188,875
Collateralized Mortgage Obligations	35,977,777	—	35,977,777	—
Asset Backed Securities	17,601,233	—	17,601,233	—
Municipal Bonds	549,989	—	549,989	—
Supranational Obligations	993,354	—	993,354	—
Common Stocks	202,903	202,903	—	—
Preferred Stocks	2,293,087	74,652	2,218,435	—
Term Loans	10,780,862	—	10,780,862	—
Short-Term Investments	4,400,000	—	4,400,000	—

Total Investments in securities	$236,360,113	$277,555	$235,893,683	$188,875
Other Financial Instruments	$333,167	$333,167	—	—
Totals	$236,693,280	$610,722	$235,893,683	$188,875

The accompanying notes are an integral part of the financial statements.

316 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

John Hancock
Strategic Income Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Strategic Income Fund
Foreign Government Obligations	111,035,942	—	111,035,942	—
Corporate Bonds	246,899,206	—	237,769,938	9,129,268
Convertible Bonds	5,955,812	—	3,858,043	2,097,769
Collateralized Mortgage Obligations	58,210,515	—	47,786,125	10,424,390
Asset Backed Securities	4,548,426	—	3,397,926	1,150,500
Municipal Bonds	5,549,650	—	5,549,650	—
Common Stocks	8,285,374	8,285,374	—	—
Term Loans	16,772,351	—	16,492,846	279,505
Short-Term Investments	16,500,000	—	16,500,000	—
Warrants	181,732	—	—	181,732
Options Purchased	42,506	13,000	29	29,477
Supranational Obligations	26,937,621	—	26,937,621	—

Total Investments in securities	$500,919,135	$8,298,374	$469,328,120	$23,292,641
Other Financial Instruments	$(6,599,860)	(724,311)	(5,852,224)	$(23,325)
Totals	$494,319,275	$7,574,063	$463,475,896	$23,269,316

John Hancock
Total Bond Market Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Total Bond Market Fund
U.S. Government & Agency Obligations	387,994,322	—	387,994,322	—
Foreign Government Obligations	9,086,142	—	9,086,142	—
Corporate Bonds	105,455,692	—	105,455,692	—
Municipal Bonds	1,758,317	—	1,758,317	—
Collateralized Mortgage Obligations	21,387,462	—	21,387,462	—
Asset Backed Securities	1,655,081	—	1,655,081	—
Convertible Preferred Stocks	816,524	—	816,524	—
Supranational Obligations	4,780,563	—	4,780,563	—
Short-Term Investments	34,585,423	2,163,423	32,422,000	—

Total Investments in securities	$567,519,526	$2,163,423	$565,356,103	$—

John Hancock
Total Return Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Total Return Fund
U.S. Government & Agency Obligations	883,462,484	—	883,462,484	—
Foreign Government Obligations	15,939,125	—	15,939,125	—
Corporate Bonds	506,499,879	—	506,499,879	—
Municipal Bonds	40,825,464	—	—	—
Collateralized Mortgage Obligations	120,395,168	—	119,696,283	698,885
Asset Backed Securities	46,300,973	—	46,300,973	—
Preferred Stocks	10,251,194	10,153,394	97,800	—

The accompanying notes are an integral part of the financial statements.

317 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Short-Term Investments	440,484,117	—	440,484,117	—
Term Loans	9,091,806	—	9,091,806	—

Total Investments in securities	$2,073,250,210	$10,153,394	$2,062,397,931	$698,885
Other Financial Instruments	$33,817,529	14,863,441	18,954,088
Totals	$2,107,067,739	$25,016,835	$2,081,352,019	$698,885

John Hancock
U.S. Government Securities Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

U.S. Government Securities Fund
U.S. Government & Agency Obligations	75,926,030	—	75,926,030	—
Collateralized Mortgage Obligations	14,770,202	—	14,770,202	—
Asset Backed Securities	9,116,526	—	8,816,364	300,162
Preferred Stocks	31,772	31,772	—	—
Short-Term Investments	37,387,033	—	37,387,033	—
Repurchase Agreement	5,000,000	—	5,000,000	—

Total Investments in securities	$142,231,563	$31,772	$141,899,629	$300,162
Other Financial Instruments	$621,263	621,263	—	—
Totals	$142,852,826	$653,035	$141,899,629	$300,162

John Hancock
U.S. High Yield Bond Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

U.S. High Yield Bond Fund
Corporate Bonds	555,488,700	—	555,453,700	35,000
Collateralized Mortgage Obligations	1,049,300	—	1,049,300	—
Defaulted Bonds Beyond Maturity Date	479,250	—	479,250	—
Common Stocks	125,003	—	—	125,003
Preferred Stocks	127,000	—	—	127,000
Term Loans	143,739,464	—	143,739,464	—
Short-Term Investments	13,639,000	—	13,639,000	—

Total Investments in securities	$714,647,717	$—	$714,360,714	$287,003

John Hancock
U.S. Multi Sector Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

U.S. Multi Sector Fund
Automobiles & Components	2,073,999	2,073,999	—	—
Banks	3,318,639	3,318,639	—	—
Capital Goods	19,506,689	19,506,689	—	—
Commercial & Professional Services	518,263	518,263	—	—
Consumer Durables & Apparel	5,025,104	5,025,104	—	—

The accompanying notes are an integral part of the financial statements.

318 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Consumer Services	13,136,655	13,136,655	—	—
Diversified Financials	14,845,695	14,845,695	—	—
Energy	89,223,227	89,223,227	—	—
Food & Staples Retailing	59,852,660	59,852,660	—	—
Food, Beverage & Tobacco	105,699,876	105,699,876	—	—
Health Care Equipment & Services	54,564,653	54,564,653	—	—
Household & Personal Products	42,791,574	42,791,574	—	—
Insurance	10,440,088	10,440,088	—	—
Materials	7,906,889	7,906,889	—	—
Media	3,538,516	3,538,516	—	—
Pharmaceuticals, Biotechnology & Life Sciences	191,284,443	191,284,443	—	—
Retailing	31,537,716	31,537,716	—	—
Semiconductors & Semiconductor Equipment	4,227,661	4,227,661	—	—
Software & Services	166,840,937	166,840,937	—	—
Technology Hardware & Equipment	93,449,033	93,449,033	—	—
Telecommunication Services	16,597,450	16,597,450	—	—
Transportation	1,802,528	1,802,528	—	—
Utilities	3,350,357	3,350,357	—	—
Total Common Stocks	941,532,652	941,532,652	—	—

Short-Term Investments	60,483,533	32,615,533	27,868,000	—

Total Investments in securities	$1,002,016,185	$974,148,185	$27,868,000	$—

Other Financial Instruments	306,398	306,398	—	—
Totals	$1,002,322,583	$974,454,583	$27,868,000	$—

John Hancock
Value & Restructuring Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Value & Restructuring Fund
Banks	20,865,768	20,865,768	—	—
Capital Goods	47,531,011	47,531,011	—	—
Commercial & Professional Services	293,319	293,319	—	—
Consumer Durables & Apparel	15,005,446	15,005,446	—	—
Diversified Financials	34,324,294	34,324,294	—	—
Energy	131,872,103	131,872,103	—	—
Food, Beverage & Tobacco	29,396,857	29,396,857	—	—
Health Care Equipment & Services	17,955,435	17,955,435	—	—
Household & Personal Products	9,956,475	9,956,475	—	—
Insurance	28,059,153	28,059,153	—	—
Materials	73,972,120	67,729,359	6,242,761	—
Pharmaceuticals, Biotechnology & Life Sciences	11,547,454	11,547,454	—	—
Real Estate	4,870,069	4,844,473	—	25,596
Retailing	11,148,394	11,148,394	—	—
Technology Hardware & Equipment	44,398,353	44,398,353	—	—
Telecommunication Services	23,810,896	23,810,896	—	—
Transportation	32,229,075	32,229,075	—	—
Utilities	6,825,960	3,201,055	3,624,905	—
Total Common Stocks	544,062,182	534,168,920	9,867,666	25,596

Preferred Stocks	1,159,600	1,159,600	—	—

Convertible Bonds	3,948,046	—	3,948,046	—

Short-Term Investments	84,758,028	84,282,028	476,000	—

Total Investments in securities	$633,927,856	$619,610,548	$14,291,712	$25,596

John Hancock
Value Fund

The accompanying notes are an integral part of the financial statements.

319 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Value Fund
Automobiles & Components	5,961,805	5,961,805	—	—
Banks	5,195,937	5,195,937	—	—
Capital Goods	14,820,471	14,820,471	—	—
Commercial & Professional Services	6,962,433	6,962,433	—	—
Consumer Durables & Apparel	2,444,355	2,444,355	—	—
Diversified Financials	7,140,564	7,140,564	—	—
Energy	8,566,821	8,566,821	—	—
Food & Staples Retailing	3,020,368	3,020,368	—	—
Food, Beverage & Tobacco	2,911,994	2,911,994	—	—
Health Care Equipment & Services	11,093,605	11,093,605	—	—
Household & Personal Products	2,281,089	2,281,089	—	—
Insurance	11,999,944	11,999,944	—	—
Materials	8,093,617	8,093,617	—	—
Real Estate	1,015,143	1,015,143	—	—
Retailing	1,101,352	1,101,352	—	—
Software & Services	3,747,080	3,747,080	—	—
Technology Hardware & Equipment	15,269,390	15,269,390	—	—
Utilities	8,913,659	8,913,659	—	—
Total Common Stocks	120,539,627	120,539,627	—	—

Short-Term Investments	21,628,484	18,128,484	3,500,000	—

Total Investments in securities	$142,168,111	$138,668,111	$3,500,000	$—

John Hancock
Vista Fund

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs

Vista Fund

Automobiles & Components	2,322,892	2,322,892	—	—
Banks	3,674,122	3,674,122	—	—
Capital Goods	18,417,422	18,417,422	—	—
Consumer Services	14,585,857	14,585,857	—	—
Consumer Durables & Apparel	13,745,433	13,745,433	—	—
Diversified Financials	24,373,275	24,373,275	—	—
Energy	19,789,532	19,789,532	—	—
Food, Beverage & Tobacco	1,039,170	1,039,170	—	—
Health Care Equipment & Services	17,559,723	17,559,723	—	—
Household & Personal Products	2,579,025	2,579,025	—	—
Materials	24,220,830	24,220,830	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,397,565	9,397,565	—	—
Real Estate	1,209,790	1,209,790	—	—
Retailing	22,655,301	22,655,301	—	—
Semiconductors & Semiconductor Equipment	24,240,734	24,240,734	—	—
Software & Services	13,703,725	13,703,725	—	—
Technology Hardware & Equipment	9,897,473	9,897,473	—	—
Telecommunication Services	10,125,192	10,125,192	—	—
Transportation	5,175,338	5,175,338
Total Common Stocks	238,712,399	238,712,399	—	—
Short-Term Investments	48,076,633	45,314,633	2,762,000	—

Total Investments in securities	$286,789,032	$284,027,032	$2,762,000	$—

The accompanying notes are an integral part of the financial statements.

320 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Active Bond Fund

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Corporate Bonds	Totals

Balance as of 8/31/09	$3,624,933	$5,197,113	$503,600	$9,325,646

Accrued discounts/premiums	8,354	(3)	-	8,351

Realized gain (loss)	1,343	670,598	-	671,941

Change in unrealized appreciation
(depreciation)	1,000,614	1,106,615	72,086	2,179,315

Net purchases (sales)	396,627	(1,855,536)	-	(1,458,909)

Net transfers in and/out of Level 3	(60,600)	-	14	(60,586)

Balance as of 11/30/09	$4,971,271	$5,118,787	$575,700	$10,665,758

Core Bond Fund

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Totals

Balance as of 8/31/09	-	$556,323	$556,323

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized appreciation
(depreciation)	$3	36,881	36,884

Net purchases (sales)	712,997	1,748,299	2,461,296

Net transfers in and/out of Level 3	-	(556,323)	(556,323)

Balance as of 11/30/09	$713,000	$1,785,180	$2,498,180

Emerging Markets Value

	India	Mexico	Totals

Balance as of 8/31/09	$16,560	-	$16,560

Accrued discounts/premiums	-	-	-

Realized gain (loss)	-	-	-

Change in unrealized appreciation
(depreciation)	822	($19,586)	(18,764)

Net purchases (sales)	-	-	-

The accompanying notes are an integral part of the financial statements.

321 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Net transfers in and/out of Level 3	-	19,586	19,586

Balance as of 11/30/09	$17,382	-	$17,382

Global Bond Fund

		Collateralized
	Asset Backed	Mortgage
	Securities	Obligations	Corporate Bonds	Totals

Balance as of 8/31/09	$894,572	$2,050,962	$2,115,895	$5,061,429

Accrued discounts/premiums	-	109	-	109

Realized gain (loss)	-	270	-	270

Change in unrealized appreciation
(depreciation)	74,679	(9,367)	-	65,312

Net purchases (sales)	-	(53,965)	5,495,355	5,441,390

Net transfers in and/out of Level 3	-	(1,638,566)	(2,115,895)	(3,754,461)

Balance as of 11/30/09	$969,251	$349,443	$5,495,355	$6,814,049

High Income Fund

	Collateralized							Other
	Mortgage			Corporate	Purchased			Financial
	Obligations	Common Stocks	Convertible Bonds	Bonds	Options	Term Loans	Totals	Instruments

Balance as of 8/31/09	$2,845,382	-	$12,236,569	$18,543,685	$935,508	$1,355,358	$35,916,502	($935,508)

Accrued discounts/premiums	355	-	121,949	338,954	-	61	461,319	-

Realized gain (loss)	2,185,201	-	-	4,538,152	-	(2,034,086)	4,689,267	-

Change in unrealized appreciation
(depreciation)	173,928	($2,851)	762,882	(5,176,313)	(607,600)	3,654,982	(1,194,972)	607,600

Net purchases (sales)	(3,729,675)	171,930	-	(11,588,531)	-	(1,634,526)	(16,780,802)	-

Net transfers in and/out of Level 3	-	-	-	-	-	-	-	-

Balance as of 11/30/09	$1,475,191	$169,079	$13,121,400	$6,655,947	$327,908	$1,341,789	$23,091,314	($327,908)

High Yield Fund

		Defaulted
	Corporate	Bonds Beyond
	Bonds	Maturity Date	Preferred Stocks	Term Loans	Warrants	Totals

Balance as of 8/31/09	$854,252	$259,733	$5,865,771	1,148,618	$77,611	$8,205,985

Accrued discounts/premiums	44,620	-	-	-	-	44,620

Realized gain (loss)	(937)	-	-	-	-	(937)

The accompanying notes are an integral part of the financial statements.

322 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Change in unrealized appreciation
(depreciation)	(1,200,851)	244,335	1,997,995	301,445	4,575	1,347,499

Net purchases (sales)	9,337,718	-	(7,846,940)	-	-	1,490,778

Net transfers in and/out of Level 3	-	26,911	-	-	-	26,911

Balance as of 11/30/09	$9,034,802	$530,979	$16,826	$1,450,063	$82,186	$11,114,856

Real Return Bond Fund

	U.S.
	Government &
	Agency
	Obligations

Balance as of 8/31/09	$4,650,000

Accrued discounts/premiums	2,039

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	148,088

Net purchases (sales)	-

Net transfers in and/out of Level 3	-

Balance as of 11/30/09	$4,800,127

Spectrum Income Fund

			Foreign
	Convertible	Corporate	Government
	Bonds	Bonds	Obligations	Preferred Stock	Total

Balance as of 8/31/09	$318,938	$1,028,757	$180,600	$77,000	$1,605,295

Accrued discounts/premiums	4,861	12	1,617	-	6,490

Realized gain (loss)	-	(92,286)	-	-	(92,286)

Change in unrealized appreciation
(depreciation)	18,202	117,799	(14,517)	-	121,484

Net purchases (sales)	-	(329,431)	-	-	(329,431)

Net transfers in and/out of Level 3	-	(232,313)	-	-	(232,313)

Balance as of 11/30/09	$342,001	$1,347,695	$180,600	$77,000	$1,079,239

Strategic Bond Fund

	Corporate	Preferred
	Bonds	Stocks	Totals

Balance as of 8/31/09	$14,625	$369,380	$384,005

The accompanying notes are an integral part of the financial statements.

323 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Accrued discounts/premiums	617	-	617

Realized gain (loss)	(1,136)	-	(1,136)

Change in unrealized appreciation
(depreciation)	(138,632)	88,359	(50,273)

Net purchases (sales)	313,401	(457,739)	(144,338)

Net transfers in and/out of Level 3	-	-	-

Balance as of 11/30/09	$14,625	-	$188,875

Strategic Income Fund

		Collateralized							Other
	Asset Backed	Mortgage	Convertible		Purchased				Financial
	Securities	Obligations	Bonds	Corporate Bonds	Options	Term Loans	Warrants	Totals	Instruments

Balance as of 8/31/09	$914,500	$8,760,225	$1,956,150	$4,890,092	$203,591	$273,915	-	$16,998,473	($340,874)

Accrued discounts/premiums	-	-	28,353	22,981	-	-	-	51,334	-

Realized gain (loss)	-	397,087	-	378,430	-	-	-	775,517	201,287

Change in unrealized appreciation
(depreciation)	236,000	2,620,998	113,097	(155,938)	(174,114)	5,590	$78,495	2,724,128	116,262

Net purchases (sales)	-	(1,353,920)	-	3,993,703	-	-	103,237	2,743,020	-

Net transfers in and/out of Level 3	-	-	169	-	-	-	-	169	-

Balance as of 11/30/09	$1,150,500	$10,424,390	$2,097,769	$9,129,268	$29,477	$279,505	$181,732	$23,292,641	($23,325)

Total Return Fund

	Collateralized
	Mortgage
	Obligations

Balance as of 8/31/09	$824,791

Accrued discounts/premiums	51

Realized gain (loss)	501

Change in unrealized appreciation
(depreciation)	(18,528)

Net purchases (sales)	(107,930)

Net transfers in and/out of Level 3	-

Balance as of 11/30/09	$698,885

U.S. Government Securities Fund

The accompanying notes are an integral part of the financial statements.

324 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Asset Backed
	Securities

Balance as of 8/31/09	$283,181

Accrued discounts/premiums	-

Realized gain (loss)	(83)

Change in unrealized appreciation
(depreciation)	86,828

Net purchases (sales)	(69,764)

Net transfers in and/out of Level 3	-

Balance as of 11/30/09	$300,162

U.S. High Yield Bond Fund

		Corporate
	Common Stock	Bonds	Preferred Stock	Totals

Balance as of 8/31/09	$125,003	$35,000	$127,000	287,003

Accrued discounts/premiums	-	8,293	-	$8,293

Realized gain (loss)	-	147	-	147

Change in unrealized appreciation
(depreciation)	-	(8,440)	-	(8,440)

Net purchases (sales)	-	-	-	-

Net transfers in and/out of Level 3	-	-	-	-

Balance as of 11/30/09	$125,003	$35,000	$127,000	$287,003

Value & Restructuring Fund

	Real Estate	Totals

Balance as of 8/31/09	$25,596	$25,596

Accrued discounts/premiums	-	-

Realized gain (loss)	-	-

Change in unrealized appreciation
(depreciation)	-	-

Net purchases (sales)	-	-

Net transfers in and/out of Level 3	-	-

Balance as of 11/30/09	$25,596	$25,596

When-Issued/Delayed-Delivery Securities Certain Funds of the Trust may purchase or sell debt securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund has sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery

The accompanying notes are an integral part of the financial statements.

325 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

In connection with TBA transactions, certain Funds may maintain a short position of certain securities. In connection with these transactions, a Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the positions held short.

Loan participations and assignments A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds and the counterparty.

Securities Lending The Funds may lend portfolio securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive cash collateral against the loaned securities and maintain the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Funds. Any additional required cash collateral is delivered to the Funds or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Funds receive the benefit of any gains and bear any losses generated by JHCIT.

The Funds may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Funds bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Cost of Investment Securities for Federal Income Tax Purposes The cost of investments owned on November 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	615,868,002	43,122,940	(41,282,036)	1,840,904

All Cap Core Fund	483,924,674	65,554,600	(16,785,032)	48,769,568

All Cap Growth Fund	89,433,246	15,773,912	(6,057,291)	9,716,621

All Cap Value Fund	359,901,760	52,954,573	(6,432,664)	46,521,909

Alpha Opportunities Fund	735,250,614	111,015,048	(23,111,496)	87,903,552

Alternative Asset Allocation Fund	997,268	357,827	-	357,827

Blue Chip Growth Fund	1,619,267,510	396,669,189	(61,584,171)	335,085,018

Capital Appreciation Fund	1,267,225,642	288,728,506	(48,834,170)	239,894,336

Core Bond Fund	496,131,853	16,395,446	(2,003,874)	14,391,572

Core Diversified Growth & Income Portfolio	13,751,138	1,235,600	(87,903)	1,147,697

Core Fundamental Holdings Portfolio	8,520,999	647,309	-	647,309

Core Global Diversification Portfolio	10,667,206	558,175	-	558,175

Emerging Markets Value Fund	973,393,682	310,383,662	(58,522,984)	251,860,678

Equity-Income Fund	963,704,447	81,259,336	(109,922,147)	(28,662,811)

Fundamental Value Fund	1,496,276,613	190,468,595	(112,226,477)	78,242,118

Global Agribusiness Fund	2,090,923	452,144	(32,809)	419,335

Global Bond Fund	734,184,539	37,846,332	(41,966,533)	(4,120,201)

The accompanying notes are an integral part of the financial statements.

326 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Global Infrastructure Fund	1,991,845	292,774	(68,574)	224,200

Global Real Estate Fund	317,413,425	81,213,022	(95,465,674)	(14,252,652)

Global Timber Fund	1,904,541	591,500	(13,512)	577,988

High Income Fund	546,856,910	44,717,114	(175,255,907)	(130,538,793)

High Yield Fund	1,059,279,271	76,531,774	(157,210,778)	(80,679,004)

Index 500 Fund	1,781,535,540	320,852,112	(118,426,799)	202,425,313

International Equity Index Fund	348,355,694	57,134,729	(41,481,383)	15,653,346

International Opportunities Fund	723,723,231	168,824,355	(52,421,259)	116,403,096

International Small Cap Fund	261,643,848	57,997,423	(48,742,802)	9,254,621

International Small Company Fund	149,003,689	14,363,932	(40,049,055)	(25,685,123)

International Value Fund	1,269,506,675	120,284,144	(173,101,475)	(52,817,331)

Investment Quality Bond Fund	183,794,240	9,267,918	(2,843,966)	6,423,952

Large Cap Fund	259,547,431	35,704,854	(25,048,590)	10,656,264

Large Cap Value Fund	553,116,009	59,634,911	(34,822,962)	24,811,949

Mid Cap Index Fund	643,042,719	54,468,978	(61,609,068)	(7,140,090)

Mid Cap Stock Fund	761,248,956	115,870,343	(24,081,088)	91,789,255

Mid Cap Value Equity Fund	174,050,385	28,552,956	(10,930,012)	17,622,944

Mid Value Fund	300,373,450	58,807,500	(3,045,317)	55,762,183

Natural Resources Fund	828,287,669	106,064,216	(41,853,521)	64,210,695

Optimized Value	300,465,086	36,952,442	(25,227,753)	11,724,689

Real Estate Equity Fund	311,486,417	53,601,895	(82,562,916)	(28,961,021)

Real Estate Securities Fund	341,242,771	25,954,724	(13,146,196)	12,808,528

Real Return Bond Fund	1,301,725,255	62,951,862	(40,208,431)	22,743,431

Short Term Government Income Fund	30,562,857	344,877	(28,648)	316,229

Small Cap Growth Fund	97,673,521	23,352,387	(3,968,310)	19,384,077

Small Cap Index Fund	120,361,290	25,543,979	(18,870,903)	6,673,076

Small Cap Opportunities Fund	105,699,832	19,839,303	(10,734,386)	9,104,917

Small Cap Value Fund	79,919,632	14,139,730	(635,332)	13,504,398

Small Company Growth Fund	160,922,523	18,563,784	(13,051,449)	5,512,335

Small Company Value Fund	461,957,781	51,717,361	(63,024,120)	(11,306,759)

Smaller Company Growth Fund	171,929,061	28,349,382	(6,385,931)	21,963,451

Spectrum Income Fund	785,778,844	54,586,005	(25,324,895)	29,261,110

Strategic Bond Fund	279,111,061	11,125,745	(53,876,693)	(42,750,948)

Strategic Income Fund	481,426,760	50,705,270	(31,212,895)	19,492,375

Total Bond Market Fund	542,844,170	25,397,872	(722,516)	24,675,356

Total Return Fund	2,071,258,932	59,131,027	(57,139,750)	1,991,277

U.S. Government Securities Fund	160,083,231	3,428,764	(21,280,432)	(17,851,668)

U.S. High Yield Bond Fund	693,310,878	36,212,428	(14,875,589)	21,336,839

U.S. Multi Sector Fund	948,152,692	112,794,495	(58,931,002)	53,863,493

Value Fund	126,834,176	18,330,516	(2,996,581)	15,333,935

Value & Restructuring Fund	546,569,205	127,242,585	(39,883,934)	87,358,651

Vista Fund	253,663,508	37,486,184	(4,360,660)	33,125,524

Foreign Currency Translation The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end.

Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

The accompanying notes are an integral part of the financial statements.

327 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets principal only (PO), while the other class receives the interest cash flows interest only (IO). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of their principal because the issuer or credit enhancer has defaulted on its obligation.

FINANCIAL INSTRUMENTS

Purchased and Written Options The Funds may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. For more information on options, please refer to the Funds’ prospectus, semiannual and annual reports.

During the three month period ended November 30, 2009, High Income Fund and Strategic Income Fund held purchased options to hedge against anticipated currency exchange rate changes. The range of notional values during the period ended November 30, 2009 for High Income Fund and Strategic Income Fund were approximately $204,000,000 to $205,000,000 and $128,000,000 and $157,000,000, respectively.

The following tables summarized the Funds’ use of written option contracts and range of contracts held or notional amounts held during the three months ended November 30, 2009.

Notional amounts (in USD for
		written swaptions and written	Contracts (for written options on
		options on forward foreign	exchange traded futures
	Usage of written options	currency exchange contracts	contracts)

Global Bond Fund	to enhance potential gain/income	$915,900 to $11,600,000	42 to 322

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

High Income Fund	to hedge against anticipated currency exchange rates	$98,000,000

Real Return Fund	to enhance potential gain/income	$1,000,000 to $34,000,000	65 to 138

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Strategic Bond Fund	to enhance potential gain/income		9 to 45

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Strategic Income Fund	to hedge against anticipated currency exchange rates	$4,733,120 to $13,332,473

Total Return Fund	to enhance potential gain/income	$400,000 to $71,000,000	39 to 240

The accompanying notes are an integral part of the financial statements.

328 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

U.S. Government Securities Fund	to enhance potential gain/income	14 to 114

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

The tables below show the written option contracts held as of November 30, 2009:

Written Options on Exchange -Traded Futures Contracts

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Fund	Calls

	10-Year German Euro-BUND
	Futures	$123.50	Dec 2009	46	($44,971)	($15,886)

	10-Year German Euro-BUND
	Futures	123.50	Jan 2010	125	(66,255)	(140,771)

	10-Year German Euro-BUND
	Futures	125.00	Mar 2010	42	(47,485)	(52,344)

	10-Year German Euro-BUND
	Futures	124.00	Feb 2010	134	(121,985)	(229,377)

				347	($280,696)	($438,378)

	Puts

	10-Year German Euro-BUND
	Futures	$122.00	Dec 2009	99	($8,995)	($1,486)

	10-Year German Euro-BUND
	Futures	119.50	Dec 2009	104	(62,984)	(1,562)

	Eurodollar Futures	98.50	Mar 2010	332	(117,345)	(8,300)

	U.K. 90-Day Libor Futures	92.00	Dec 2009	136	(53,893)	-

				671	($243,217)	($11,348)

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Strategic Bond Fund	Calls

	Eurodollar Futures	$99.00	Mar 2010	45	($29,709)	($71,437)

	Eurodollar Futures	98.75	Sep 2010	27	(30,625)	(43,538)

				72	($60,334)	($114,975)

	Puts

The accompanying notes are an integral part of the financial statements.

329 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Eurodollar Futures	$98.75	Mar 2010	27	($16,740)	($675)

	Eurodollar Futures	98.875	Mar 2010	18	(10,719)	(675)

	Eurodollar Futures	99.375	Mar 2010	9	(3,458)	(1,069)

	Eurodollar Futures	98.75	Sep 2010	27	(26,237)	(11,137)

				81	($57,154)	($13,556)

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Fund	Calls

	U.S. Treasury 10-Year Note
	Futures	$120.00	Dec 2009	197	($44,773)	($147,750)

	U.S. Treasury 10-Year Note
	Futures	120.00	Feb 2010	165	(126,075)	(226,875)

	U.S. Treasury 10-Year Note
	Futures	121.00	Feb 2010	75	(34,969)	(66,797)

				437	($205,817)	($441,422)

	Puts

	U.S. Treasury 10-Year Note
	Futures	$115.00	Dec 2009	39	($14,793)	($609)

	U.S. Treasury 10-Year Note
	Futures	112.00	Dec 2009	240	(58,197)	(3,750)

				279	($72,990)	($4,359)

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

U.S. Government Securities
Fund	Calls

	Eurodollar Futures	$97.00	Mar 2010	14	($9,055)	($19,775)

				14	($9,055)	($19,775)

Written Interest Rate Swaptions

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Global Bond Fund	Puts

	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	($39,600)	($31,760)

								6,600,000	($39,600)	($31,760)

The accompanying notes are an integral part of the financial statements.

330 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Real Return Bond
Fund	Calls

	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.80%	Feb 2010	USD	10,000,000	($57,000)	($76,584)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,000,000	(39,000)	(47,667)

	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	18,000,000	(172,800)	(286,000)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	19,700,000	(201,300)	(313,011)

	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Feb 2010	USD	4,000,000	(42,700)	(46,908)

								54,700,000	($512,800)	($770,170)

	Puts

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	13,000,000	($136,500)	($15,968)

	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	26,000,000	(280,136)	(49,590)

	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	5,000,000	(160,750)	(22,263)

	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	5,000,000	(41,457)	(10,793)

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	12,300,000	(96,700)	(26,551)

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	17,000,000	(279,890)	(75,694)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	3,000,000	(23,850)	(23,872)

	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	18,000,000	(87,300)	(45,668)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	19,700,000	(200,747)	(156,759)

	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	9,500,000	(55,594)	(716)

	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	2,500,000	(24,689)	(9,736)

								131,000,000	($1,387,613)	($437,610)

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total Return Fund	Calls

	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	3,100,000	($14,220)	($28,186)

The accompanying notes are an integral part of the financial statements.

331 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Apr 2010	USD	400,000	(1,720)	(3,637)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	7,900,000	(35,090)	(52,706)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	2,700,000	(27,000)	(42,900)

10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	5,800,000	(16,905)	(38,696)

10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	6,200,000	(27,309)	(41,365)

10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	2,700,000	(27,270)	(42,900)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	5,300,000	(18,000)	(35,360)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	11,200,000	(110,665)	(177,956)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	7,200,000	(30,105)	(48,036)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Feb 2010	USD	22,000,000	(234,850)	(257,994)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.25%	Apr 2010	USD	3,800,000	(34,200)	(60,378)

10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Dec 2009	USD	10,100,000	(51,150)	(67,384)

							88,400,000	($628,484)	($897,498)

Puts

5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	24,000,000	($235,620)	($29,479)

5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	11,000,000	(85,467)	(20,980)

5-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	4,000,000	(36,700)	(4,913)

5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	(145,200)	(13,511)

5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	5,000,000	(53,955)	(9,537)

5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.80%	Jun 2010	USD	1,000,000	(5,625)	(650)

5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	15,000,000	(160,500)	(18,425)

5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	11,000,000	(159,225)	(13,511)

5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.50%	Aug 2010	USD	10,000,000	(77,719)	(19,073)

7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	4,500,000	(31,275)	(9,714)

7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	1,100,000	(13,530)	(4,932)

7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.00%	Apr 2010	USD	400,000	(3,480)	(1,793)

7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	4,000,000	(31,355)	(8,634)

The accompanying notes are an integral part of the financial statements.

332 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	15,000,000	(123,487)	(32,379)

7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	71,000,000	(540,855)	(153,261)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	10,900,000	(58,670)	(822)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	36,700,000	(841,234)	(292,033)

10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	3,000,000	(26,100)	(7,611)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	5,000,000	(71,424)	(39,786)

10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	3,000,000	(23,250)	(11,684)

10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	800,000	(3,720)	(60)

10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	3,000,000	(29,490)	(23,872)

10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	8,500,000	(209,100)	(67,637)

10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	2,700,000	(64,800)	(21,485)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	9,200,000	(45,854)	(694)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	26,300,000	(468,287)	(209,277)

10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	1,900,000	(9,215)	(4,820)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	100,000	(460)	(8)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	1,500,000	(20,706)	(11,936)

10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	6,000,000	(54,370)	(23,368)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	6,700,000	(44,220)	(505)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	4,400,000	(41,800)	(11,163)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	9,000,000	(142,200)	(71,616)

10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	(68,082)	(54,377)

10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Dec 2009	USD	15,600,000	(84,630)	(1,176)

10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.00%	Apr 2010	USD	8,500,000	(87,762)	(21,565)

10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Apr 2010	USD	1,000,000	(18,186)	(7,957)

10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	26,000,000	(205,035)	(101,260)

							389,100,000	($4,322,588)	($1,325,504)

Written Foreign Forward Currency Options

The accompanying notes are an integral part of the financial statements.

333 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price (USD)	Date		Amount	Amount	Premium	Value

Global Bond Fund	Calls

	U.S. Dollar versus Brazilian Real	$2.10	Mar 2010	USD	1,500,000	$1,500,000	($30,195)	($12,511)

	U.S. Dollar versus Mexican Peso	14.22	Feb 2010	USD	1,300,000	1,300,000	(20,943)	(8,749)

	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	1,700,000	1,700,000	(32,980)	(13,396)

	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	5,000,000	5,000,000	(101,300)	(39,400)

	U.S. Dollar versus Mexican Peso	16.25	Sep 2010	USD	3,000,000	3,000,000	(82,200)	(55,701)

	U.S. Dollar versus Norwegian Krone	5.95	Jan 2010	USD	1,100,000	1,100,000	(15,895)	(7,607)

	U.S. Dollar versus Norwegian Krone	5.95	Jan 2010	USD	1,300,000	1,300,000	(20,026)	(14,512)

	U.S. Dollar versus South Korean Won	1,250.00	Mar 2010	USD	1,400,000	1,400,000	(22,932)	(18,756)

	U.S. Dollar versus South Korean Won	1,320.00	Mar 2010	USD	1,500,000	1,500,000	(23,307)	(11,101)

	U.S. Dollar versus South Korean Won	1,320.00	Mar 2010	USD	5,200,000	5,200,000	(81,952)	(38,485)

	U.S. Dollar versus South Korean Won	1,500.00	Sep 2010	USD	3,000,000	3,000,000	(33,225)	(30,429)

					26,000,000	$26,000,000	($464,955)	($250,647)

	Puts

	Australian Dollar versus U.S. Dollar	$0.80	Jan 2010	AUD	1,200,000	$1,099,080	($15,006)	($7,708)

	Australian Dollar versus U.S. Dollar	0.80	Jan 2010	AUD	1,000,000	915,900	(11,106)	(6,423)

	Australian Dollar versus U.S. Dollar	0.78	Feb 2010	AUD	2,400,000	2,198,161	(32,089)	(16,792)

	Australian Dollar versus U.S. Dollar	0.78	Feb 2010	AUD	1,300,000	1,190,670	(17,564)	(9,096)

	U.S. Dollar versus Mexican Peso	12.75	Feb 2010	USD	2,400,000	2,400,000	(33,372)	(33,492)

					8,300,000	$7,803,811	($109,137)	($73,511)

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price (USD)	Date		Amount	Amount	Premium	Value

High Income Fund	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	USD	98,000,000	$98,000,000	($1,715,000)	($163,954)

	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	98,000,000	98,000,000	(1,808,100)	(163,954)

					196,000,000	$196,000,000	($3,523,100)	($327,908)

The accompanying notes are an integral part of the financial statements.

334 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price (USD)	Date		Amount	Amount	Premium	Value

Strategic Income Fund	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Feb 2010	USD	10,700,000	$10,700,000	($267,500)	($5,842)

	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	10,450,000	10,450,000	(274,835)	(17,483)

					21,150,000	$21,150,000	($542,335)	($23,325)

						USD
		Exercise	Expiration		Notional	Notional
Fund	Name of Issuer	Price (USD)	Date		Amount	Amount	Premium	Value

Total Return Fund	Calls

	U.S. Dollar versus Japanese Yen	$94.00	Dec 2009	USD	3,600,000	$3,600,000	($27,180)	($43)

					3,600,000	$3,600,000	($27,180)	($43)

	Puts

	U.S. Dollar versus Japanese Yen	$88.00	Dec 2009	USD	3,600,000	$3,600,000	($32,760)	($95,220)

					3,600,000	$3,600,000	($32,760)	($95,220)

Futures The Funds may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Funds’ prospectus, semiannual and annual reports.

The following table summarizes the Funds’ use of futures contracts and the range of notional values for the three months ended November 30, 2009:

Fund	Usage of futures contracts	Range of notional values (in USD)

Active Bond Fund	to manage duration of the portfolio	$1,227,188 to $9,377,500

All Cap Core Fund	to hedge against anticipated changes in securities markets	$13,867,920 to $31,392,640

to gain exposure to certain securities markets/ substitute for securities purchased (or to be purchased)

Global Bond Fund	to enhance potential gain/income	$1,049,879 to $61,321,100

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to foreign bond market / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Index 500 Fund	to gain exposure to certain securities markets	$3,174,920 to $34,159,950

International Equity Index Fund	to gain exposure to certain securities markets	$167,225 to $4,032,026

Investment Quality Bond Fund	to enhance potential gain/income	$1,317,250 to $8,632,223

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to foreign bond market / substitute for securities purchase (or to be purchased)

The accompanying notes are an integral part of the financial statements.

335 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

to maintain diversity and liquidity of the portfolio

Mid Cap Index Fund	to gain exposure to certain securities markets	$10,602,000 to $13,341,600

Real Return Bond Fund	to enhance potential gain/income	$8,011,962 to $170,102,250

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to short-term interest rates

Small Cap Index Fund	to gain exposure to certain securities markets	$289,600 to $1,886,610

Smaller Company Growth Fund	to gain exposure to certain securities markets	$686,040 to $1,390,080

Spectrum Income Fund	to enhance potential gain/income	$119,750 to $15,951,687

to manage duration of the portfolio

to manage exposure to foreign currencies and/or interest rates to hedge against anticipated interest rate changes

to adjust exposure to all or part of a target market / substitute for securities purchase (or to be purchased)

Strategic Bond Fund	to enhance potential gain/income	$1,990,800 to $67,306,000

to manage duration of the portfolio

to hedge against anticipated interest rate changes and foreign exchange rates to gain exposure to certain securities markets

to maintain diversity and liquidity of the portfolio

Strategic Income Fund	to manage duration of the portfolio	$66,111,375 to $78,679,000

Total Return Fund	to enhance potential gain/income	$3,622,965 to $363,452,062

to manage duration of the portfolio

to hedge against anticipated interest rate changes

to gain exposure to short-term interest rates

U.S. Government Securities Fund	to enhance potential gain/income	$736,313 to $34,007,031

to manage duration of the portfolio

to hedge against anticipated interest rate or currency exchange rates to gain exposure to certain securities markets

to maintain diversity and liquidity of the portfolio

U.S. Multi Sector Fund	to hedge against anticipated changes in securities markets	$19,432,700 to $23,708,025

to gain exposure to certain securities markets

to maintain diversity and liquidity of the portfolio

The following summarizes the Funds’ futures contracts held as of November 30, 2009:

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

The accompanying notes are an integral part of the financial statements.

336 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	10	Long	Mar 2010	$1,227,188	$18,253

	U.S. Treasury 5-Year Note Futures	27	Short	Mar 2010	3,166,172	(17,795)

	U.S. Treasury 10-Year Note Futures	21	Short	Mar 2010	2,518,687	(24,340)

					$6,912,047	($23,882)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	542	Long	Dec 2009	$31,392,640	($208,637)

	S&P 500 E-mini Index Futures	304	Long	Dec 2009	16,640,960	631,314

					$48,033,600	$422,677

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Global Bond Fund	10-Year Japan Government Bond Futures	22	Long	Dec 2009	$35,565,479	$292,804

	U.K. Gilt Bond Futures	9	Long	Mar 2010	1,754,202	16,879

					$37,319,681	$309,683

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Index 500 Fund	S&P 500 Index Futures	94	Long	Dec 2009	$25,727,800	$473,042

	S&P 500 E-mini Index Futures	58	Short	Dec 2009	3,174,920	(12,876)

					$28,902,720	$460,166

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

International Equity Index
Fund	ASX SPI 200 Index Futures	15	Long	Dec 2009	$1,612,557	$40,133

	CAC 40 Index Futures	36	Long	Dec 2009	1,986,282	105

	DAX Index Futures	6	Long	Dec 2009	1,269,524	5,655

	FTSE 100 Index Futures	28	Long	Dec 2009	2,393,652	118,497

	FTSE JSE Top 40 Index Futures	22	Long	Dec 2009	725,807	50,209

	Hang Seng Index Futures	2	Long	Dec 2009	167,225	(123,846)

	IBEX 35 Index Futures	5	Long	Dec 2009	876,380	(21,998)

	MSCI Taiwan Index Futures	64	Long	Dec 2009	1,747,840	(40,929)

	OMX 30 Index Futures	42	Long	Dec 2009	565,549	(7,832)

The accompanying notes are an integral part of the financial statements.

337 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	S&P TSE 60 Index Futures	15	Long	Dec 2009	1,931,495	41,202

	Topix Index Futures	39	Long	Dec 2009	3,789,912	(432,145)

					$17,066,223	($370,949)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Investment Quality Bond Fund	Australian Treasury 10-Year Bond Futures	89	Long	Dec 2009	$8,632,223	$57,554

	U.K. Gilt Bond Futures	40	Short	Mar 2010	7,796,455	(91,622)

	U.S. Treasury 10-Year Note Futures	61	Short	Mar 2010	7,316,188	(10,155)

					$23,744,866	($44,223)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Mid Cap Index Fund	S&P Midcap 400 E-mini Index Futures	155	Long	Dec 2009	$10,602,000	($36,995)

					$10,602,000	($36,995)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Real Return Bond Fund	3-Month EURIBOR Futures	32	Long	Jun 2010	$11,868,861	$66,068

	3-Month EURIBOR Futures	93	Long	Sep 2010	34,397,871	155,354

	3-Month EURIBOR Futures	62	Long	Dec 2010	22,870,237	96,587

	3-Month Sterling Futures	40	Long	Jun 2010	8,147,355	76,497

	Eurodollar Futures	195	Long	Dec 2009	48,609,844	251,781

	Eurodollar Futures	579	Long	Mar 2010	144,192,712	987,275

	Eurodollar Futures	684	Long	Jun 2010	170,102,250	813,939

					$440,189,130	$2,447,501

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Small Cap Index Fund	Russell 2000 Mini Index Futures	5	Short	Dec 2009	$289,600	($1,063)

					$289,600	($1,063)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Smaller Company Growth
Fund	Russell 2000 Mini Index Futures	24	Long	Dec 2009	$1,390,080	($16,124)

					$1,390,080	($16,124)

The accompanying notes are an integral part of the financial statements.

338 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Spectrum Income Fund	10-Year German Euro-BUND Futures	9	Long	Mar 2010	$1,666,947	$2,408

	U.S. Treasury 30-Year Bond Futures	1	Long	Mar 2010	122,719	2,394

	10-Year Canada Government Bond Futures	22	Short	Mar 2010	2,529,979	(18,408)

	Euro Currency Futures	9	Short	Dec 2009	1,686,488	(56,565)

	U.K. Gilt Bond Futures	10	Short	Mar 2010	1,949,114	(16,965)

	U.S. Treasury 2-Year Note Futures	27	Short	Mar 2010	5,883,047	(13,186)

	U.S. Treasury 5-Year Note Futures	2	Short	Mar 2010	234,531	(1,696)

	U.S. Treasury 10-Year Note Futures	133	Short	Mar 2010	15,951,687	(42,472)

					$30,024,512	($144,490)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Strategic Bond Fund	10-Year German Euro-BUND Futures	59	Long	Mar 2010	$10,927,763	$3,423

	Eurodollar Futures	8	Long	Dec 2009	1,994,250	21,514

	Eurodollar Futures	164	Long	Mar 2010	40,842,150	276,313

	Eurodollar Futures	41	Long	Jun 2010	10,196,188	92,853

	Eurodollar Futures	14	Long	Sep 2010	3,473,050	33,026

	U.S. Treasury 5-Year Note Futures	208	Long	Mar 2010	24,391,250	218,019

	U.S. Treasury 30-Year Bond Futures	139	Long	Mar 2010	17,057,906	341,291

	U.S. Treasury 5-Year Note Futures	50	Short	Dec 2009	5,923,047	(13,053)

	U.S. Treasury 10-Year Note Futures	150	Short	Dec 2009	18,175,781	(26,269)

	U.S. Treasury 10-Year Note Futures	271	Short	Mar 2010	32,503,063	(428,779)

	U.S. Treasury 30-Year Bond Futures	120	Short	Dec 2009	14,801,250	(56,640)

					$180,285,698	$461,698

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Strategic Income Fund	U.S. Treasury 10-Year Note Futures	656	Short	Mar 2010	$78,679,000	($724,311)

					$78,679,000	($724,311)

The accompanying notes are an integral part of the financial statements.

339 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

Total Return Fund	3-Month EURIBOR Futures	41	Long	Dec 2009	$15,273,928	$105,202

	3-Month EURIBOR Futures	68	Long	Mar 2010	25,295,355	203,972

	3-Month Sterling Futures	37	Long	Dec 2009	7,559,890	317,648

	3-Month Sterling Futures	18	Long	Mar 2010	3,674,083	45,981

	3-Month Sterling Futures	38	Long	Jun 2010	7,739,987	89,014

	3-Month Sterling Futures	38	Long	Sep 2010	7,710,293	83,059

	3-Month Sterling Futures	38	Long	Dec 2010	7,674,348	73,322

	3-Month Sterling Futures	20	Long	Mar 2011	4,022,268	28,648

	Eurodollar Futures	1,458	Long	Dec 2009	363,452,062	5,342,400

	Eurodollar Futures	779	Long	Mar 2010	194,000,213	3,141,237

	Eurodollar Futures	771	Long	Jun 2010	191,738,062	1,263,219

	Eurodollar Futures	70	Long	Sep 2010	17,365,250	272,025

	Eurodollar Futures	336	Long	Dec 2010	83,080,200	771,625

	U.S. Treasury 2-Year Note Futures	157	Long	Dec 2009	34,375,641	273,625

	U.S. Treasury 2-Year Note Futures	1,390	Long	Mar 2010	302,867,970	870,002

	U.S. Treasury 5-Year Note Futures	315	Long	Dec 2009	37,315,195	1,244,477

	U.S. Treasury 5-Year Note Futures	187	Long	Mar 2010	21,928,672	127,422

	U.S. Treasury 10-Year Note Futures	185	Long	Dec 2009	22,416,797	650,625

	U.S. Treasury 10-Year Note Futures	366	Long	Mar 2010	43,897,125	405,719

					$1,391,387,339	$15,309,222

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

U.S. Government Securities
Fund	10-Year German Euro-BUND Futures	17	Long	Dec 2009	$3,156,080	$39,243

	Eurodollar Futures	37	Long	Jun 2010	9,201,437	126,234

	Eurodollar Futures	57	Long	Sep 2010	14,140,275	197,106

	Eurodollar Futures	20	Long	Dec 2010	4,945,250	36,185

The accompanying notes are an integral part of the financial statements.

340 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Eurodollar Futures	40	Long	Mar 2012	9,742,500	31,420

	U.S. Treasury 2-Year Note Futures	27	Long	Mar 2010	5,883,047	17,287

	U.S. Treasury 5-Year Note Futures	290	Long	Mar 2010	34,007,031	312,151

	U.S. Treasury 30-Year Bond Futures	6	Long	Mar 2010	736,313	16,074

	U.S. Treasury 10-Year Note Futures	74	Short	Mar 2010	8,875,375	(134,662)

					$90,687,308	$641,038

				Expiration	Notional
Fund	Open Contracts	Number of Contracts	Position	Date	Value	Unrealized Appreciation (Depreciation)

U.S. Multi Sector Fund	S&P 500 E-mini Index Futures	355	Long	Dec 2009	$19,432,700	$306,398

					$19,432,700	$306,398

Interest Rate Swap Agreements Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.For more information on interest rate swaps, please refer to the Funds’ prospectus, semiannual and annual reports.

The following table summarizes the Funds’ usage of interest rate swap contracts and the range of notional values for the three month period ended November 30, 2009:

Fund	Use of interest rate swaps	Range of notional amounts (in USD)

Global Bond Fund	to enhance potential gain/income	$165,350 to $41,627,641

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

Investment Quality Bond Fund	to enhance potential gain/income	$925,000 to $2,480,000

to manage duration of the portfolio

to gain exposure to certain market securities

to hedge against anticipated interest rate changes

to maintain the diversity and liquidity of the portfolio

Real Return Bond	to enhance potential gain/income	$1,657,174 to $15,049,513

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

Spectrum Income Fund	to enhance potential gain/income	$1,200,000 to $5,200,000

to gain exposure to certain market securities

to hedge against anticipated interest rate changes

to maintain the diversity and liquidity of the portfolio

Total Return Fund	to enhance potential gain/income	$157,522 to $199,000,000

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

The accompanying notes are an integral part of the financial statements.

341 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

The following summarizes the Funds’ interest rate swaps contracts held as of November 30, 2009:

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made by	Payments Received	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	Payment	(Depreciation)	Value

Global Bond
Fund

	Bank of America N.A.	220,000,000	JPY	$2,234,864	6 Month LIBOR	Fixed 1.000%	Dec 2014	($6,173)	$38,609	$32,436

	Deutsche Bank AG	4,000,000,000	JPY	41,627,641	6 Month LIBOR	Fixed 1.000%	Jun 2011	152,924	129,510	282,434

	Deutsche Bank AG	3,700,000	EUR	4,862,727	6 Month EURIBOR	Fixed 3.000%	Sep 2012	20,737	41,528	62,265

	Goldman Sachs	6,642,050	BRL	5,145,166	CDI	Fixed 11.360%	Jan 2012	956	(37,679)	(36,723)

	JP Morgan Chase Bank	938,551	BRL	730,234	CDI	Fixed 11.360%	Jan 2012	-	(5,169)	(5,169)

	JP Morgan Chase Bank	12,000,000	EUR	15,901,200	6 Month EURIBOR	Fixed 3.000%	Sep 2012	94,215	107,725	201,940

	JP Morgan Chase Bank	6,800,000	MXN	512,270	1 Month MXNTII	Fixed 8.300%	Feb 2019	4,187	2,813	7,000

	JP Morgan Chase Bank	4,300,000	CAD	4,106,776	3 Month BA-CDOR	Fixed 5.800%	Dec 2023	23,350	15,953	39,303

	Merrill Lynch Capital Services, Inc.	7,941,581	BRL	6,101,415	CDI	Fixed 11.360%	Jan 2012	(190)	(43,717)	(43,907)

	The Royal Bank of Scotland PLC	13,500,000	AUD	10,825,652	3 Month BBR-BBSW	Fixed 6.500%	Jun 2012	9,650	73,008	82,658

	The Royal Bank of Scotland PLC	1,950,000,000	JPY	20,492,014	6 Month LIBOR	Fixed 1.000%	Dec 2014	57,049	230,454	287,503

	UBS AG	2,670,000,000	JPY	27,578,216	6 Month LIBOR	Fixed 1.000%	Dec 2014	500	393,158	393,658

				$140,118,175				$357,205	$946,193	$1,303,398

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made by	Payments Received	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	Payment	(Depreciation)	Value

Investment Quality Bond Fund

	JP Morgan Chase Bank	2,480,000	USD	$2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	-	($195,156)	($195,156)

	JP Morgan Chase Bank	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	83,991	83,991

				$3,405,000				-	($111,165)	($111,165)

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made by	Payments Received	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	Payment	(Depreciation)	Value

Real Return Bond Fund

	Barclays Bank PLC	15,665,635	BRL	$11,120,393	CDI	Fixed 10.680%	Jan 2012	($97,158)	($174,129)	($271,287)

	BNP Paribas	2,200,000	EUR	2,614,040	FRCPXTOB	Fixed 2.040%	Feb 2011	-	114,299	114,299

The accompanying notes are an integral part of the financial statements.

342 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	BNP Paribas	3,600,000	EUR	4,757,399	FRCPXTOB	Fixed 1.988%	Dec 2011	-	134,486	134,486

	Credit Suisse International	5,600,000	GBP	10,819,479	6 Month LIBOR	Fixed 5.000%	Sep 2010	(45,668)	421,525	375,857

	Deutsche Bank AG	7,500,000	GBP	15,049,513	6 Month LIBOR	Fixed 6.000%	Mar 2010	28,020	294,719	322,739

	Goldman Sachs	2,600,000	EUR	3,799,248	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(3,073)	236,271	233,198

	JP Morgan Chase Bank	2,700,000	EUR	3,428,053	FRCPXTOB	Fixed 2.028%	Oct 2011	-	135,369	135,369

	JP Morgan Chase Bank	1,300,000	EUR	1,657,174	FRCPXTOB	Fixed 2.353%	Oct 2016	-	(26,071)	(26,071)

	Morgan Stanley Capital Services, Inc.	6,498,564	BRL	4,763,208	CDI	Fixed 10.115%	Jan 2012	(86,853)	(101,969)	(188,822)

	Morgan Stanley Capital Services, Inc.	4,231,900	BRL	3,444,250	CDI	Fixed 11.600%	Jan 2012	32,250	(41,032)	(8,782)

	The Royal Bank of Scotland PLC	6,600,000	GBP	12,746,259	6 Month LIBOR	Fixed 5.000%	Sep 2010	(54,638)	497,612	442,974

	UBS AG	2,300,000	EUR	2,908,694	FRCPXTOB	Fixed 2.095%	Oct 2011	-	131,254	131,254

				$77,107,710				($227,120)	$1,622,334	$1,395,214

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made by	Payments Received	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	Payment	(Depreciation)	Value

Spectrum Income Fund

	JP Morgan Chase Bank	5,200,000	USD	$5,200,000	Fixed 1.196%	3 Month LIBOR	Sep 2011	-	$24,527	$24,527

				$5,200,000				-	$24,527	$24,527

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made by	Payments Received	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	Payment	(Depreciation)	Value

Total Return Fund

	Bank of America N.A.	27,700,000	USD	$27,700,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	$579,207	$111,415	$690,622

	Bank of America N.A.	7,600,000	USD	7,600,000	3 Month LIBOR	Fixed 3.000%	Dec 2011	176,548	118,783	295,331

	Barclays Bank PLC	6,502,102	BRL	3,248,431	CDI	Fixed 11.360%	Jan 2010	-	10,963	10,963

	Barclays Bank PLC	26,000,000	USD	26,000,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	-	1,394,041	1,394,041

	Barclays Bank PLC	663,379	BRL	383,992	CDI	Fixed 10.600%	Jan 2012	-	(6,204)	(6,204)

	BNP Paribas	3,500,000	EUR	5,117,176	6 Month EURIBOR	Fixed 4.500%	Mar 2014	(46,104)	579,327	533,223

	Deutsche Bank AG	2,500,000	AUD	1,774,875	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	6,798	(19,058)	(12,260)

	Deutsche Bank AG	1,400,000	GBP	2,480,031	6 Month LIBOR	Fixed 5.000%	Mar 2014	623	222,385	223,008

	Deutsche Bank AG	62,900,000	EUR	94,146,636	6 Month EURIBOR	Fixed 3.000%	Jun 2015	(37,749)	47,987	10,238

The accompanying notes are an integral part of the financial statements.

343 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Goldman Sachs	219,710	BRL	157,522	CDI	Fixed 10.835%	Jan 2012	242	(3,265)	(3,023)

Goldman Sachs	1,000,000	GBP	1,847,050	6 Month LIBOR	Fixed 5.250%	Mar 2014	(174)	177,043	176,869

Goldman Sachs	24,700,000	EUR	37,088,312	6 Month EURIBOR	Fixed 3.000%	Jun 2015	(15,095)	-	(15,095)

HSBC Bank USA, N.A.	329,519	BRL	318,167	CDI	Fixed 14.765%	Jan 2012	2,452	17,306	19,758

HSBC Bank USA, N.A.	1,031,640	BRL	597,321	CDI	Fixed 10.610%	Jan 2012	-	(9,488)	(9,488)

HSBC Bank USA, N.A.	3,500,000	GBP	6,942,957	6 Month LIBOR	Fixed 5.000%	Sep 2013	29,277	507,241	536,518

JP Morgan Chase Bank	442,253	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	(4,136)	(4,136)

Merrill Lynch Capital Services, Inc.	2,261,432	BRL	1,074,014	CDI	Fixed 12.948%	Jan 2010	(306)	53,261	52,955

Merrill Lynch Capital Services, Inc.	6,008,994	BRL	2,993,571	CDI	Fixed 11.430%	Jan 2010	-	16,155	16,155

Merrill Lynch Capital Services, Inc.	16,000,000	USD	16,000,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	-	857,872	857,872

Merrill Lynch Capital Services, Inc.	5,466,437	BRL	3,936,605	CDI	Fixed 11.980%	Jan 2012	-	61,940	61,940

Merrill Lynch Capital Services, Inc.	1,054,460	BRL	1,012,701	CDI	Fixed 14.765%	Jan 2012	4,951	58,275	63,226

Morgan Stanley Capital Services, Inc.	5,507,235	BRL	2,616,128	CDI	Fixed 12.780%	Jan 2010	(1,042)	116,188	115,146

Morgan Stanley Capital Services, Inc.	4,136,857	BRL	2,469,501	CDI	Fixed 12.670%	Jan 2010	(949)	11,103	10,154

Morgan Stanley Capital Services, Inc.	71,800,000	USD	71,800,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	1,504,750	285,382	1,790,132

The Royal Bank of Scotland PLC	199,000,000	USD	199,000,000	3 Month LIBOR	Fixed 3.150%	Dec 2010	-	7,944,321	7,944,321

The Royal Bank of Scotland PLC	120,600,000	USD	120,600,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	280,653	6,185,555	6,466,208

The Royal Bank of Scotland PLC	2,500,000	GBP	4,617,624	6 Month LIBOR	Fixed 5.250%	Mar 2014	(1,736)	443,909	442,173

The Royal Bank of Scotland PLC	700,000	USD	700,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	14,963	39,767	54,730

UBS AG	4,130,394	BRL	2,471,681	CDI	Fixed 12.410%	Jan 2010	(1,192)	11,731	10,539

UBS AG	52,100,000	AUD	37,053,526	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	28,075	(283,564)	(255,489)

UBS AG	6,564,573	BRL	4,551,967	CDI	Fixed 10.575%	Jan 2012	(84,061)	(54,000)	(138,061)

UBS AG	21,000,000	AUD	17,396,404	6 Month BBR-BBSW	Fixed 6.000%	Sep 2012	-	141,892	141,892

			$703,952,187				$2,440,131	$19,034,127	$21,474,258

Credit Default Swap Agreements The Funds may enter into credit default swap agreements. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Funds may enter into CDS in which the Funds may act as the Buyer or Seller. By acting as

The accompanying notes are an integral part of the financial statements.

344 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

the Seller, in circumstances in which the Funds do not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Funds effectively incur economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.For more information on credit default swaps, please refer to the Funds’ prospectus, semiannual and annual reports.

Implied credit spreads, represented in absolute terms are utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of November 30, 2009, for which the Funds are the Sellers, are disclosed in the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

The following summarizes the Funds’ use of credit default swap contracts and the range of notional amounts during the three month period ended November 30, 2009:

Fund	Usage of credit default swaps	Range of notional amounts (in USD)

Global Bond Fund	to enhance potential gain/income	$165,350 to $41,627,641

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

Investment Quality Bond Fund	to enhance potential gain/income	$925,000 to $2,480,000

to manage duration of the portfolio

to gain exposure to certain market securities

to hedge against anticipated interest rate changes

to maintain the diversity and liquidity of the portfolio

Real Return Bond	to enhance potential gain/income	$1,657,174 to $15,049,513

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

Spectrum Income Fund	to enhance potential gain/income	$1,200,000 to $5,200,000

to gain exposure to certain market securities

to hedge against anticipated interest rate changes

to maintain the diversity and liquidity of the portfolio

Total Return Fund	to enhance potential gain/income	$157,522 to $199,000,000

to substitute for securities purchase (or to be purchased)

to manage duration of the portfolio

to hedge against anticipated interest rate changes

The following summarizes the Funds’ credit default swaps held as Buyers of protection as of November 30, 2009:

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront	Appreciation
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Global Bond
Fund

	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	$700,000	(0.290)%	Mar 2011	-	($1,125)	($1,125)

	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	3,000,000	(0.910)%	Jun 2012	-	(9,079)	(9,079)

The accompanying notes are an integral part of the financial statements.

345 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Bank of America N.A.	Vivendi	2,000,000	USD	2,000,000	(1.280)%	Jun 2013	-	(26,151)	(26,151)

Bank of America N.A.	The Home Depot, Inc.	1,000,000	USD	1,000,000	(1.100)%	Mar 2016	-	(24,493)	(24,493)

Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	36,195	36,195

Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(117,772)	(117,772)

Bank of America N.A.	McKesson Corp.	600,000	USD	600,000	(0.380)%	Mar 2017	-	4,246	4,246

Bank of America N.A.	UBS AG	5,000,000	USD	5,000,000	(2.280)%	Jun 2018	-	(499,937)	(499,937)

Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$223,674	(106,614)	117,060

Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	-	4,950	4,950

Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	-	21,075	21,075

Barclays Bank PLC	Southwest Airlines Company	500,000	USD	500,000	(0.640)%	Mar 2017	-	44,058	44,058

Barclays Bank PLC	CDX.NA.IG.8	21,199,200	USD	21,199,200	(0.600)%	Jun 2017	218,954	952,908	1,171,862

Barclays Bank PLC	Citigroup, Inc.	4,300,000	USD	4,300,000	(0.870)%	Jun 2018	-	375,140	375,140

Bear Stearns	CAN Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	15,726	15,726

BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	-	(29,287)	(29,287)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(23,904)	(23,904)

BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(25,008)	(25,008)

BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(22,901)	(22,901)

BNP Paribas	Sprint Nextel Corp.	3,000,000	USD	3,000,000	(5.000)%	Sep 2017	(415,035)	355,168	(59,867)

BNP Paribas	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.737)%	Mar 2018	-	(23,630)	(23,630)

BNP Paribas	The Bear Stearns Companies, Inc.	2,000,000	USD	2,000,000	(2.180)%	Mar 2018	-	(243,949)	(243,949)

Citibank N.A	Sara Lee Corp.	500,000	USD	500,000	(0.330)%	Sep 2011	-	842	842

Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(846)	(846)

Citibank N.A	HSBC Finance Corp.	1,700,000	USD	1,700,000	(0.430)%	Mar 2014	-	59,073	59,073

Citibank N.A	Nabors Industries, Inc.	2,000,000	USD	2,000,000	(0.820)%	Mar 2018	-	34,733	34,733

Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(105)	(105)

Credit Suisse International	Johnson Controls, Inc.	600,000	USD	600,000	(0.240)%	Mar 2011	-	5,276	5,276

The accompanying notes are an integral part of the financial statements.

346 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Credit Suisse International	Valeo	1,200,000	EUR	1,792,500	(1.000)%	Jun 2013	68,948	19,394	88,342

Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	15,414	15,414

Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	57,500	57,500

Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	-	10,594	10,594

Deutsche Bank AG	Bank of America Corp.	700,000	USD	700,000	(1.720)%	Dec 2013	-	(13,017)	(13,017)

Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	19,175	(1,184)	17,991

Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	-	8,831	8,831

Deutsche Bank AG	CDX.NA.IG.9	5,130,400	USD	5,130,400	(0.800)%	Dec 2017	159,873	65,463	225,336

Deutsche Bank AG	JP Morgan Chase & Company	400,000	USD	400,000	(0.720)%	Mar 2018	-	(4,738)	(4,738)

Deutsche Bank AG	Citigroup, Inc.	1,800,000	USD	1,800,000	(1.336)%	Sep 2018	-	100,982	100,982

Deutsche Bank AG	Altria Group, Inc.	2,000,000	USD	2,000,000	(1.455)%	Mar 2019	-	77,863	77,863

Goldman Sachs	CDX.NA.IG.10	12,196,800	USD	12,196,800	(1.500)%	Jun 2018	(350,205)	303,900	(46,305)

Goldman Sachs	CDX.NA.IG.12	8,531,200	USD	8,531,200	(1.000)%	Jun 2019	370,388	(240,639)	129,749

JP Morgan Chase Bank	CAN Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	15,726	15,726

JP Morgan Chase Bank	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	-	38,995	38,995

JP Morgan Chase Bank	Nisource Finance Corp.	200,000	USD	200,000	(0.620)%	Sep 2014	-	7,308	7,308

JP Morgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	95,863	33,068	128,931

JP Morgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	3,864	3,864

JP Morgan Chase Bank	Sprint Nextel Corp.	1,000,000	USD	1,000,000	(1.065)%	Dec 2016	-	191,883	191,883

Merrill Lynch International	Boston Scientific Corp.	700,000	USD	700,000	(0.510)%	Jun 2011	-	5,225	5,225

Merrill Lynch International	American General Finance Corp.	2,000,000	USD	2,000,000	(1.370)%	Dec 2017	-	619,253	619,253

Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	1,000,000	USD	1,000,000	(1.047)%	Jun 2016	-	29,717	29,717

Morgan Stanley Capital Services, Inc.	Motorola, Inc.	700,000	USD	700,000	(0.725)%	Dec 2017	-	54,019	54,019

The Royal Bank of Scotland PLC	Daimler Chrysler AG	300,000	USD	300,000	(0.620)%	Sep 2011	-	27	27

The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	2,400,000	USD	2,400,000	(2.223)%	Mar 2018	-	(300,523)	(300,523)

UBS AG	Capital One Financial Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	-	7,690	7,690

The accompanying notes are an integral part of the financial statements.

347 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	UBS AG	BAE Systems PLC	700,000	USD	700,000	(0.140)%	Dec 2011	-	6,144	6,144

	UBS AG	JP Morgan Chase & Company	1,200,000	USD	1,200,000	(0.730)%	Mar 2018	-	(15,119)	(15,119)

		American Electric Power Company,
	Wachovia Bank N.A.	Inc.	2,000,000	USD	2,000,000	(0.450)%	Jun 2015	-	26,329	26,329

					$114,550,100			$391,635	$1,878,558	$2,270,193

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront	Appreciation
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Investment Quality Bond Fund

	Goldman Sachs	Macy’s, Inc.	500,000	USD	$500,000	(2.700)%	Sep 2013	-	($5,940)	($5,940)

	UBS AG	Cytec Industries, Inc.	475,000	USD	475,000	(1.600)%	Dec 2013	-	(8,031)	(8,031)

	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(23,900)	(23,900)

					$1,575,000			-	($37,871)	($37,871)

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront	Appreciation
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Real Return Bond Fund

	Bank of America N.A.	CDX.NA.HY.12	1,504,000	USD	$1,504,000	(5.000)%	Jun 2014	$70,143	($3,258)	$66,885

	Bank of America N.A.	YUM! Brands, Inc.	2,000,000	USD	2,000,000	(1.245)%	Mar 2018	-	(42,726)	(42,726)

	BNP Paribas	International Lease Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	-	148,499	148,499

	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	28,210	28,210

	Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	1,250,000	(0.940)%	Jun 2016	-	(4,780)	(4,780)

	Deutsche Bank AG	CDX.NA.HY.12	7,238,000	USD	7,238,000	(5.000)%	Jun 2014	335,630	(13,748)	321,882

	Deutsche Bank AG	CDX.NA.IG.12	25,196,800	USD	25,196,800	(1.000)%	Jun 2014	792,149	(758,551)	33,598

	Deutsche Bank AG	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	-	32,755	32,755

	Goldman Sachs	CDX.NA.IG.12	496,000	USD	496,000	(1.000)%	Jun 2014	9,020	(8,359)	661

	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(20,544)	(20,544)

	Merrill Lynch Capital Services, Inc.	CDX.NA.IG.9	21,780,000	USD	21,780,000	(0.600)%	Dec 2012	1,086,935	(580,800)	506,135

	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.12	1,692,000	USD	1,692,000	(5.000)%	Jun 2014	87,930	(12,685)	75,245

	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(27,230)	(27,230)

The accompanying notes are an integral part of the financial statements.

348 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	The Royal Bank of Scotland PLC	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.111)%	Dec 2016	-	28,585	28,585

	UBS AG	CDX.NA.HY.12	2,538,000	USD	2,538,000	(5.000)%	Jun 2014	147,818	(34,950)	112,868

					$70,794,800			$2,529,625	($1,269,582)	$1,260,043

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront	Appreciation
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Spectrum Income Fund

	JP Morgan Chase Bank	Rentokil Initial	50,000	EUR	$75,908	(2.500)%	Mar 2013	-	($4,358)	($4,358)

					$75,908			-	($4,358)	($4,358)

								Unamortized	Unrealized
			Notional		USD Notional	(Pay)/Receive	Maturity	Upfront	Appreciation
Fund	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Total Return Fund

	Deutsche Bank AG	CDX.NA.HY.12	282,000	USD	$282,000	(5.000)%	Jun 2014	$33,601	($21,060)	$12,541

					$282,000			$33,601	($21,060)	$12,541

The following summarizes the Funds’ credit default swaps contracts held, as Sellers of protection, as of November 30, 2009:

			Implied Credit			USD			Unamortized	Unrealized
			Spread at 11-	Notional		Notional	(Pay)/Receive	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-09	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Global Bond
Fund

	Credit Suisse International	ABX.HE.AA.06-1	n/a	800,000	USD	$800,000	0.320%	Jul 2045	($280,329)	($283,465)	($563,794)

	Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	994,047	USD	994,047	0.110%	May 2046	(360,718)	(238,083)	(598,801)

	JP Morgan Chase Bank	Federative Republic of Brazil	0.75%	1,700,000	USD	1,700,000	1.345%	Aug 2011	-	24,025	24,025

	Merrill Lynch International	Federative Republic of Brazil	0.75%	2,000,000	USD	2,000,000	1.340%	Aug 2011	-	28,064	28,064

	Morgan Stanley Capital Services,
	Inc.	Federative Republic of Brazil	0.75%	4,100,000	USD	4,100,000	1.380%	Aug 2011	-	60,828	60,828

						$9,594,047			($641,047)	($408,631)	($1,049,678)

			Implied Credit			USD			Unamortized	Unrealized
			Spread at 11-	Notional		Notional	(Pay)/Receive	Maturity	Upfront	Appreciation	Market
Fund	Counterparty	Reference Obligation	30-09	Amount	Currency	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Total Return Fund

	Bank of America N.A.	SLM Corp.	6.05%	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($286,960)	$266,732	($20,228)

	Barclays Bank PLC	GAZPROM	2.56%	5,300,000	USD	5,300,000	1.600%	Dec 2012	-	(109,402)	(109,402)

The accompanying notes are an integral part of the financial statements.

349 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Barclays Bank PLC	General Electric Capital Corp.	1.83%	3,900,000	USD	3,900,000	0.620%	Mar 2011	-	(56,717)	(56,717)

Barclays Bank PLC	General Electric Capital Corp.	2.10%	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	(160,539)	(160,539)

Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	-	286,078	286,078

Barclays Bank PLC	GMAC LLC	5.58%	2,500,000	USD	2,500,000	3.650%	Sep 2012	-	(102,539)	(102,539)

	Ford Motor Credit Company
Barclays Bank PLC	LLC	5.26%	2,500,000	USD	2,500,000	4.150%	Sep 2012	-	(49,735)	(49,735)

Barclays Bank PLC	GMAC LLC	5.58%	1,300,000	USD	1,300,000	4.800%	Sep 2012	-	(13,031)	(13,031)

BNP Paribas	General Electric Capital Corp.	2.01%	2,000,000	USD	2,000,000	5.000%	Sep 2011	79,518	46,404	125,922

Citibank N.A	CDX.NA.HY.8	n/a	5,777,640	USD	5,777,640	0.355%	Jun 2012	-	(114,013)	(114,013)

Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	(94,381)	(94,381)

Citibank N.A	CDX.NA.HY.8	n/a	1,348,116	USD	1,348,116	0.401%	Jun 2012	-	(24,981)	(24,981)

Citibank N.A	General Electric Capital Corp.	0.79%	200,000	USD	200,000	1.100%	Mar 2010	-	624	624

Citibank N.A	General Electric Capital Corp.	0.79%	100,000	USD	100,000	1.150%	Mar 2010	-	338	338

Citibank N.A	General Electric Capital Corp.	2.15%	600,000	USD	600,000	4.325%	Dec 2013	-	53,813	53,813

Citibank N.A	General Electric Capital Corp.	1.93%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(36,236)	93,190	56,954

Citibank N.A	General Electric Capital Corp.	1.93%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(34,367)	91,321	56,954

Deutsche Bank AG	Berkshire Hathaway, Inc.	1.39%	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	(24,800)	(24,800)

	Ford Motor Credit Company
Deutsche Bank AG	LLC	5.26%	1,000,000	USD	1,000,000	5.650%	Sep 2012	-	20,858	20,858

Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	-	172,628	172,628

Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	26,102	26,102

Deutsche Bank AG	General Electric Capital Corp.	2.01%	500,000	USD	500,000	1.500%	Sep 2011	-	(3,010)	(3,010)

Deutsche Bank AG	United Mexican States	0.53%	1,000,000	USD	1,000,000	2.850%	Dec 2009	-	14,175	14,175

Deutsche Bank AG	General Electric Capital Corp.	0.70%	800,000	USD	800,000	5.000%	Dec 2009	605	9,289	9,894

Deutsche Bank AG	General Electric Capital Corp.	2.01%	2,400,000	USD	2,400,000	1.000%	Sep 2011	(58,059)	19,962	(38,097)

Goldman Sachs	General Electric Capital Corp.	0.70%	500,000	USD	500,000	0.830%	Dec 2009	-	856	856

Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	26,758	26,758

Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.548%	Dec 2017	-	11,613	11,613

The accompanying notes are an integral part of the financial statements.

350 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

JP Morgan Chase Bank	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	26,494	26,494

JP Morgan Chase Bank	General Electric Capital Corp.	2.01%	2,400,000	USD	2,400,000	5.000%	Sep 2011	95,421	55,685	151,106

Merrill Lynch International	General Electric Capital Corp.	0.70%	4,300,000	USD	4,300,000	1.080%	Dec 2009	-	10,112	10,112

Morgan Stanley Capital Services,
Inc.	GAZPROM	2.59%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	(6,288)	(6,288)

Morgan Stanley Capital Services,
Inc.	Federative Republic of Brazil	0.97%	900,000	USD	900,000	1.660%	Mar 2013	-	22,783	22,783

Morgan Stanley Capital Services,
Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	80,722	80,722

Morgan Stanley Capital Services,
Inc.	General Electric Capital Corp.	2.01%	2,300,000	USD	2,300,000	1.000%	Sep 2011	(34,601)	(1,908)	(36,509)

UBS AG	GAZPROM	2.59%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	(6,288)	(6,288)

UBS AG	General Electric Capital Corp.	1.24%	2,500,000	USD	2,500,000	1.000%	Sep 2010	(17,058)	17,063	5

					$96,865,368			($291,737)	$585,968	$294,231

Forward Foreign Currency Contracts The Funds may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts, please refer to the Funds’ prospectus, semiannual and annual reports.

The following summarizes the Funds’ use of forward foreign currency contracts and the range of notional values for the three month period ended November 30, 2009:

Fund	Use of foreign forward currency contracts	Range of notional amounts

Global Bond Fund	to enhance potential gain/income	$269 to $150,975,128

to hedge against anticipated currency exchange rates

to gain exposure to foreign currency / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

High Income Fund	to hedge against anticipated currency exchange rates	$416,933 to $2,772,964

International Equity Index Fund	to gain exposure to foreign currencies	$129,138 to $3,884,917

Investment Quality Bond Fund	to enhance potential gain/income	$104,218 to $1,825,670

to hedge against anticipated currency exchange rates

to gain exposure to foreign currency / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Real Return Bond Fund	to enhance potential gain/income	$467 to $20,235,355

to hedge against anticipated currency exchange rates

to gain exposure to foreign currency / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Spectrum Income Fund	to enhance potential gain/income	$56,692 to $13,669,135

to hedge against anticipated currency exchange rates

to gain exposure to foreign currency / substitute for securities purchase (or to be purchased)

to maintain diversity and liquidity of the portfolio

Strategic Income Fund	to hedge against anticipated currency exchange rates	$196,821 to $111,606,157

Total Return Fund	to enhance potential gain/income	$28,521 to $15,694,062

to hedge against anticipated currency exchange rates

to gain exposure to foreign currency / substitute for securities purchase (or to be purchased)

The accompanying notes are an integral part of the financial statements.

351 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

to maintain diversity and liquidity of the portfolio

The following summarizes the Funds’ forward foreign currency contracts held as of November 30, 2009:

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Global Bond Fund	Buys

	Australian Dollar	360,000	$327,159	12/4/2009	$2,500

	Brazilian Real	7,783,821	4,189,355	2/2/2010	192,687

	Canadian Dollar	666,000	636,710	12/2/2009	(5,670)

	Canadian Dollar	1,576,000	1,481,913	12/10/2009	11,359

	Chilean Peso	11,892,800	21,479	2/19/2010	2,625

	Chinese Yuan Renminbi	4,691,609	688,000	3/16/2010	314

	Chinese Yuan Renminbi	2,693,645	397,000	3/16/2010	(1,811)

	Chinese Yuan Renminbi	6,521,690	1,057,000	5/17/2010	(98,628)

	Chinese Yuan Renminbi	7,353,720	1,188,000	5/17/2010	(107,360)

	Chinese Yuan Renminbi	14,650,396	2,162,000	6/7/2010	(7,713)

	Chinese Yuan Renminbi	9,277,713	1,369,000	6/7/2010	(4,746)

	Chinese Yuan Renminbi	8,863,910	1,342,000	11/16/2010	(28,706)

	Chinese Yuan Renminbi	17,373,551	2,583,428	11/17/2010	(9,204)

	Chinese Yuan Renminbi	1,101,161	166,000	11/17/2010	(2,842)

	Chinese Yuan Renminbi	1,121,146	169,000	11/17/2010	(2,881)

	Chinese Yuan Renminbi	8,149,566	1,236,000	11/17/2010	(28,486)

	Chinese Yuan Renminbi	13,851,583	2,064,319	11/17/2010	(11,943)

	Chinese Yuan Renminbi	2,747,745	427,000	6/15/2011	(13,278)

	Danish Krone	20,316,000	3,988,613	12/21/2009	109,423

	Danish Krone	138,000	27,421	12/21/2009	415

	Danish Krone	4,175,110	827,000	12/21/2009	15,181

The accompanying notes are an integral part of the financial statements.

352 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Euro	239,000	360,618	12/18/2009	(1,765)

Euro	6,278,000	9,395,027	12/18/2009	31,224

Euro	664,000	985,794	12/18/2009	11,184

Euro	215,000	321,360	12/18/2009	1,456

Hungarian Forint	127,146	682	1/14/2010	9

Indonesian Rupiah	11,745,300,000	1,190,000	1/22/2010	41,110

Indonesian Rupiah	12,406,800,000	1,176,000	9/17/2010	72,431

Japanese Yen	49,590,260	566,000	12/15/2009	7,737

Japanese Yen	8,530,288,000	95,966,052	12/21/2009	2,728,701

Japanese Yen	8,470,026,000	95,287,888	12/21/2009	2,709,639

Malaysian Ringgit	9,328	2,722	2/12/2010	19

Malaysian Ringgit	950	269	2/12/2010	11

Malaysian Ringgit	13,886	4,110	2/12/2010	(29)

Malaysian Ringgit	4,300	1,255	2/12/2010	8

Malaysian Ringgit	2,812	820	6/14/2010	2

Mexican Peso	39,851,029	2,970,411	4/22/2010	54,439

Norwegian Krone	2,062,000	370,200	12/21/2009	(7,136)

Norwegian Krone	13,303,000	2,279,121	12/21/2009	63,190

Norwegian Krone	11,789,000	2,056,186	12/21/2009	19,549

Philippine Peso	762,295	16,202	4/16/2010	(255)

Pound Sterling	6,163,000	10,074,718	1/27/2010	60,370

South Korean Won	967,149,000	819,409	2/11/2010	15,435

South Korean Won	842,856,000	696,000	2/11/2010	31,554

South Korean Won	1,265,490,000	1,090,000	2/11/2010	2,372

South Korean Won	276,000,000	232,911	7/28/2010	6,674

South Korean Won	547,312,545	461,277	7/28/2010	13,825

The accompanying notes are an integral part of the financial statements.

353 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

South Korean Won	454,668,000	384,448	7/28/2010	10,233

South Korean Won	1,088,298,000	924,402	8/27/2010	20,668

South Korean Won	489,417,000	418,019	11/12/2010	7,788

South Korean Won	267,540,490	229,108	11/12/2010	3,661

Swedish Krona	17,306,000	2,485,423	12/21/2009	(2,864)

Swedish Krona	8,165,676	1,171,000	12/21/2009	373

Taiwan Dollar	166,185	5,228	6/10/2010	50

Taiwan Dollar	195,300	6,140	6/10/2010	63

Taiwan Dollar	214,735	6,767	6/10/2010	54

Taiwan Dollar	27,000	863	10/12/2010	2

Taiwan Dollar	79,805	2,546	10/12/2010	13

		$258,307,373		$5,913,031

Sells

Australian Dollar	26,059,943	$24,162,779	1/11/2010	$388,308

Canadian Dollar	1,592,000	1,486,188	12/10/2009	(22,245)

Canadian Dollar	4,118,000	3,861,264	12/10/2009	(40,573)

Chinese Yuan Renminbi	1,128,717	166,000	3/16/2010	404

Chinese Yuan Renminbi	4,049,989	596,000	3/16/2010	1,819

Chinese Yuan Renminbi	13,875,410	1,932,508	5/17/2010	(106,503)

Euro	38,073,000	55,624,653	12/8/2009	(1,542,794)

Euro	4,624,000	6,923,252	12/18/2009	(19,562)

Euro	3,448,000	5,117,108	2/18/2010	(58,556)

Indian Rupee	304,865	6,257	3/24/2010	(254)

Japanese Yen	1,114,052,000	12,306,187	12/15/2009	(582,883)

New Zealand Dollar	59,000	43,035	1/11/2010	893

Pound Sterling	685,000	1,139,265	1/13/2010	12,672

Singapore Dollar	5,454	3,930	3/17/2010	(8)

The accompanying notes are an integral part of the financial statements.

354 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	South African Rand	92,876	12,118	2/18/2010	(237)

			$113,380,544		($1,969,519)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

High Income Fund	Sells

	Canadian Dollar	880,000	$823,199	1/29/2010	($10,615)

	Pound Sterling	255,000	416,933	1/29/2010	(2,411)

			$1,240,132		($13,026)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

International Equity Index
Fund	Buys

	Australian Dollar	1,500,000	$1,295,550	12/29/2009	$74,678

	Canadian Dollar	1,800,000	1,657,382	12/29/2009	48,132

	Euro	2,500,000	3,638,187	12/29/2009	115,363

	Hong Kong Dollar	1,500,000	193,706	12/29/2009	(102)

	Japanese Yen	350,000,000	3,884,917	12/29/2009	164,732

	Pound Sterling	1,300,000	2,069,763	12/29/2009	68,505

	Swedish Krona	3,800,000	541,388	12/29/2009	3,742

			$13,280,893		$475,050

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Investment Quality Bond
Fund	Buys

	Brazilian Real	900,000	$466,200	12/16/2009	$45,115

	Indian Rupee	67,200,000	1,452,973	1/25/2010	(12,472)

	Mexican Peso	20,300,000	1,478,730	12/16/2009	88,412

	Pound Sterling	265,000	439,224	12/16/2009	(3,311)

	Pound Sterling	265,000	441,821	12/16/2009	(5,908)

The accompanying notes are an integral part of the financial statements.

355 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Pound Sterling	398,000	662,948	12/16/2009	(8,256)

	Pound Sterling	224,000	373,184	12/16/2009	(4,714)

	Pound Sterling	208,000	346,528	12/16/2009	(4,377)

	Swedish Krona	5,265,000	755,727	12/16/2009	(474)

	Swedish Krona	2,633,000	375,693	12/16/2009	2,006

			$6,793,028		$96,021

	Sells

	Brazilian Real	2,598,000	$1,402,579	12/16/2009	($73,417)

	Brazilian Real	450,000	246,846	12/16/2009	(8,812)

	Euro	513,000	761,466	12/16/2009	(8,794)

	Euro	256,000	380,915	12/16/2009	(3,465)

	Japanese Yen	167,450,000	1,825,670	12/16/2009	(111,660)

	Japanese Yen	36,950,000	415,509	12/16/2009	(11,988)

			$5,032,985		($218,136)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Real Return Bond Fund	Buys

	Brazilian Real	915,000	$500,000	2/2/2010	$15,116

	Chinese Yuan Renminbi	1,856,775	273,800	3/29/2010	(1,296)

	Chinese Yuan Renminbi	3,238,505	478,356	3/29/2010	(3,067)

	Chinese Yuan Renminbi	1,527,578	226,140	3/29/2010	(1,950)

	Chinese Yuan Renminbi	6,549,653	970,588	3/29/2010	(9,349)

	Chinese Yuan Renminbi	1,469,600	217,300	3/29/2010	(1,619)

	Chinese Yuan Renminbi	13,700	2,027	3/29/2010	(16)

	Chinese Yuan Renminbi	8,892,425	1,311,000	6/7/2010	(3,402)

	Chinese Yuan Renminbi	3,728,007	548,721	6/7/2010	(531)

	Chinese Yuan Renminbi	1,601,334	236,359	6/7/2010	(889)

The accompanying notes are an integral part of the financial statements.

356 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Chinese Yuan Renminbi	11,576,874	1,707,000	6/7/2010	(4,663)

Chinese Yuan Renminbi	13,506,000	2,000,000	6/7/2010	(13,992)

Chinese Yuan Renminbi	2,752,903	415,000	11/17/2010	(7,105)

Chinese Yuan Renminbi	7,103,518	1,072,124	11/17/2010	(19,602)

Chinese Yuan Renminbi	2,792,374	422,000	11/17/2010	(8,256)

Chinese Yuan Renminbi	1,698,150	256,000	11/23/2010	(4,313)

Euro	81,000	121,216	12/18/2009	403

Japanese Yen	84,523,000	933,669	12/15/2009	44,223

Japanese Yen	535,780,000	6,000,549	12/15/2009	198,180

Malaysian Ringgit	16,126	4,706	2/12/2010	33

Malaysian Ringgit	1,652	467	2/12/2010	18

Malaysian Ringgit	23,905	7,076	2/12/2010	(51)

Malaysian Ringgit	7,500	2,190	2/12/2010	14

Malaysian Ringgit	4,795	1,399	6/14/2010	4

Mexican Peso	121,954,791	9,189,499	4/22/2010	67,348

Pound Sterling	2,063,000	3,431,099	1/13/2010	(38,165)

		$30,328,285		$207,073

Sells

Australian Dollar	125,305	$116,183	1/11/2010	$1,867

Chinese Yuan Renminbi	1,736,944	256,000	3/29/2010	1,083

Chinese Yuan Renminbi	2,815,983	415,000	3/29/2010	1,721

Chinese Yuan Renminbi	7,239,614	1,066,650	3/29/2010	4,150

Chinese Yuan Renminbi	2,863,270	422,000	3/29/2010	1,781

Euro	1,466,000	2,141,826	12/8/2009	(59,405)

Euro	700,000	1,038,856	2/18/2010	(11,888)

Japanese Yen	411,850,000	4,633,327	12/21/2009	(131,744)

Japanese Yen	408,940,000	4,600,580	12/21/2009	(130,824)

The accompanying notes are an integral part of the financial statements.

357 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Philippine Peso	2,133,808	45,352	4/16/2010	715

	Pound Sterling	3,347,000	5,471,374	1/27/2010	(32,786)

	Swiss Franc	915,000	887,725	12/21/2009	(23,362)

			$21,094,873		($378,692)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Spectrum Income Fund	Buys

	Australian Dollar	556,986	$511,202	2/18/2010	($5,057)

	Canadian Dollar	826,687	783,957	2/18/2010	(652)

	Chinese Yuan Renminbi	19,777,000	2,927,301	7/21/2010	(13,428)

	Chinese Yuan Renminbi	15,580,000	2,367,781	11/16/2010	(59,419)

	Czech Koruna	3,766,700	219,147	2/18/2010	(2,890)

	Danish Krone	284,217	56,692	2/18/2010	586

	Euro	140,000	205,258	12/16/2009	4,949

	Euro	9,169,916	13,669,135	2/18/2010	95,482

	Hungarian Forint	16,425,068	90,661	2/18/2010	(1,741)

	Indian Rupee	27,192,040	557,000	12/22/2009	26,997

	Indian Rupee	69,015,000	1,501,632	1/19/2010	(21,699)

	Indian Rupee	69,359,960	1,501,000	1/20/2010	(13,758)

	Indian Rupee	29,110,000	626,156	1/21/2010	(2,006)

	Indian Rupee	45,000,000	974,870	2/17/2010	(11,562)

	Indian Rupee	31,507,920	677,000	2/18/2010	(2,555)

	Israeli Shekel	1,970,000	523,880	12/16/2009	(2,348)

	Israeli Shekel	1,990,328	527,924	2/18/2010	(843)

	Japanese Yen	912,255,141	10,187,706	2/18/2010	370,183

	Malaysian Ringgit	1,870,000	536,431	12/23/2009	14,289

	Malaysian Ringgit	1,665,000	494,652	2/17/2010	(5,477)

The accompanying notes are an integral part of the financial statements.

358 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Mexican Peso	7,355,090	558,851	2/18/2010	4,291

Norwegian Krone	3,159,586	540,114	12/22/2009	16,185

Norwegian Krone	3,147,270	560,481	1/20/2010	(6,984)

Norwegian Krone	7,332,982	1,301,397	2/18/2010	(13,379)

Polish Zloty	311,884	112,549	2/18/2010	(542)

Pound Sterling	477,000	779,647	1/20/2010	4,819

Pound Sterling	1,316,956	2,208,049	2/18/2010	(42,634)

Russian Ruble	32,000,000	1,094,391	2/16/2010	(12,585)

Russian Ruble	32,010,440	1,094,000	2/18/2010	(12,245)

Singapore Dollar	325,190	234,356	2/18/2010	443

South Korean Won	1,288,009,000	1,059,968	12/16/2009	48,925

South Korean Won	1,166,565,800	1,004,000	1/15/2010	2,163

South Korean Won	1,144,555,000	990,528	1/19/2010	(3,232)

South Korean Won	735,000,000	620,515	2/3/2010	13,781

South Korean Won	1,995,644,600	1,726,000	2/18/2010	(2,986)

Swedish Krona	7,726,320	1,111,061	1/20/2010	(2,568)

Swedish Krona	10,078,680	1,467,805	2/18/2010	(21,603)

Taiwan Dollar	17,835,000	560,233	1/20/2010	(3,159)

Taiwan Dollar	20,256,500	635,000	1/22/2010	(2,135)

Taiwan Dollar	16,000,000	504,732	2/22/2010	(2,823)

		$57,103,062		$332,783

Sells

Australian Dollar	215,117	$199,000	2/18/2010	$3,519

Brazilian Real	2,944,476	1,602,000	1/5/2010	(64,523)

Brazilian Real	2,249,000	1,272,059	1/13/2010	1,108

Brazilian Real	2,625,502	1,488,000	2/2/2010	9,927

The accompanying notes are an integral part of the financial statements.

359 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Canadian Dollar	2,280,000	2,180,358	2/17/2010	20,007

Canadian Dollar	885,824	843,000	2/18/2010	3,661

Czech Koruna	687,420	40,000	2/18/2010	533

Danish Krone	624,494	125,000	2/18/2010	(852)

Euro	185,000	270,068	12/16/2009	(7,706)

Euro	365,000	540,114	12/22/2009	(7,917)

Euro	155,000	228,298	12/22/2009	(4,427)

Euro	1,615,000	2,404,008	1/20/2010	(20,578)

Euro	610,000	901,092	2/4/2010	(14,635)

Euro	361,000	537,139	2/17/2010	(4,748)

Euro	10,282,868	15,324,380	2/18/2010	(110,847)

Euro	410,000	613,282	2/22/2010	(2,138)

Hungarian Forint	10,135,000	55,208	2/18/2010	340

Indian Rupee	21,877,950	471,000	12/22/2009	1,133

Israeli Shekel	294,058	78,000	2/18/2010	127

Japanese Yen	815,126,842	9,137,331	2/18/2010	(296,454)

Malaysian Ringgit	947,268	278,000	12/21/2009	(997)

Mexican Peso	9,000,000	671,191	12/22/2009	(23,089)

Mexican Peso	23,200,000	1,741,088	1/15/2010	(43,233)

Mexican Peso	12,446,153	939,049	1/21/2010	(17,451)

Mexican Peso	51,633,948	3,922,095	2/18/2010	(31,251)

Norwegian Krone	1,277,299	227,000	2/18/2010	2,646

Polish Zloty	210,991	76,000	2/18/2010	227

Pound Sterling	125,000	204,788	1/20/2010	(785)

Pound Sterling	1,089,101	1,816,522	2/18/2010	25,760

Russian Ruble	5,656,830	193,000	2/18/2010	1,834

The accompanying notes are an integral part of the financial statements.

360 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Singapore Dollar	31,898	23,000	2/18/2010	(32)

	South African Rand	1,201,504	158,612	2/18/2010	(1,222)

	South Korean Won	598,009,000	515,970	12/16/2009	1,123

	South Korean Won	71,796,000	62,000	1/15/2010	76

	Swedish Krona	2,505,986	367,000	2/18/2010	7,413

	Taiwan Dollar	3,372,708	106,000	1/22/2010	628

			$49,610,652		($572,823)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Strategic Income Fund	Buys

	Australian Dollar	19,600,000	$17,558,658	1/29/2010	$289,695

	Australian Dollar	3,700,000	3,209,009	1/29/2010	160,323

	Australian Dollar	11,100,000	9,964,285	1/29/2010	143,712

	Canadian Dollar	11,723,572	11,198,735	1/29/2010	(90,462)

	Canadian Dollar	31,721,810	30,013,678	1/29/2010	43,247

	Canadian Dollar	108,584,372	101,346,745	1/29/2010	1,538,692

	Canadian Dollar	1,000,000	944,109	1/29/2010	3,407

	Canadian Dollar	14,474,872	13,754,154	1/29/2010	(38,980)

	Euro	27,800,000	41,100,097	1/29/2010	634,262

	Euro	69,700,000	102,951,308	1/29/2010	1,684,836

	Euro	22,600,000	33,387,247	1/29/2010	540,685

	Euro	3,700,000	5,468,786	1/29/2010	85,787

	Euro	9,900,000	14,734,908	1/29/2010	127,328

	Euro	20,300,000	29,957,461	1/29/2010	517,628

	Euro	9,200,000	13,775,896	1/29/2010	35,475

	Japanese Yen	491,656,000	5,426,068	1/29/2010	263,464

	Japanese Yen	985,115,600	10,872,041	1/29/2010	527,895

The accompanying notes are an integral part of the financial statements.

361 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

New Zealand Dollar	11,490,165	8,538,918	1/29/2010	(343,218)

New Zealand Dollar	15,800,000	11,646,173	1/29/2010	(376,355)

New Zealand Dollar	23,200,000	17,185,936	1/29/2010	(637,848)

Pound Sterling	1,200,000	2,000,340	1/29/2010	(26,960)

Pound Sterling	11,697,140	19,144,693	1/29/2010	91,060

Pound Sterling	16,411,451	27,214,306	1/29/2010	(225,945)

		$531,393,551		$4,947,728

Sells

Australian Dollar	9,300,000	$8,538,918	1/29/2010	$70,057

Australian Dollar	12,000,000	10,872,041	1/29/2010	(55,523)

Australian Dollar	13,325,000	11,512,800	1/29/2010	(621,349)

Canadian Dollar	2,065,000	1,936,785	1/29/2010	(19,836)

Canadian Dollar	51,943,088	48,037,315	1/29/2010	(1,179,595)

Canadian Dollar	36,252,116	33,283,441	1/29/2010	(1,066,022)

Canadian Dollar	77,243,231	72,116,758	1/29/2010	(1,072,445)

Euro	4,700,000	6,928,208	1/29/2010	(127,601)

Euro	27,800,000	41,374,072	1/29/2010	(360,286)

Euro	75,700,000	111,606,157	1/29/2010	(2,037,403)

Euro	18,267,367	27,061,319	1/29/2010	(362,308)

Euro	36,800,000	54,764,266	1/29/2010	(481,216)

Japanese Yen	485,906,200	5,466,750	1/29/2010	(156,244)

Japanese Yen	291,042,000	3,209,009	1/29/2010	(158,982)

Japanese Yen	1,986,207,000	21,785,295	1/29/2010	(1,199,450)

New Zealand Dollar	18,885,464	13,769,020	1/29/2010	298,403

New Zealand Dollar	36,407,430	25,995,416	1/29/2010	26,737

Pound Sterling	3,500,000	5,736,377	1/29/2010	(19,315)

Pound Sterling	8,638,396	13,702,211	1/29/2010	(503,488)

The accompanying notes are an integral part of the financial statements.

362 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

	Pound Sterling	9,857,752	15,654,704	1/29/2010	(556,206)

	Pound Sterling	4,100,000	6,732,200	1/29/2010	(10,183)

	Pound Sterling	25,215,119	40,258,150	1/29/2010	(1,207,697)

			$580,341,212		($10,799,952)

		Principal Amount	Principal Amount		Unrealized
		Covered by	Covered by	Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Date	(Depreciation)

Total Return Fund	Buys

	Australian Dollar	3,965,566	$3,676,873	1/11/2010	($59,089)

	Brazilian Real	6,121,571	3,227,494	2/2/2010	218,754

	Canadian Dollar	1,965,000	1,842,493	12/10/2009	19,361

	Chinese Yuan Renminbi	2,096,807	310,500	3/29/2010	(2,769)

	Chinese Yuan Renminbi	2,101,712	310,500	3/29/2010	(2,049)

	Chinese Yuan Renminbi	12,801,390	1,893,000	3/29/2010	(14,244)

	Chinese Yuan Renminbi	1,628,515	245,000	8/25/2010	(4,683)

	Chinese Yuan Renminbi	2,048,662	308,000	8/25/2010	(5,683)

	Chinese Yuan Renminbi	16,478,674	2,462,500	8/25/2010	(30,774)

	Chinese Yuan Renminbi	37,882,425	5,632,500	8/25/2010	(42,265)

	Chinese Yuan Renminbi	12,688,822	1,887,000	8/25/2010	(14,535)

	Chinese Yuan Renminbi	3,190,714	481,000	11/17/2010	(8,235)

	Chinese Yuan Renminbi	8,238,466	1,243,420	11/17/2010	(22,734)

	Chinese Yuan Renminbi	3,242,330	490,000	11/17/2010	(9,587)

	Chinese Yuan Renminbi	1,970,121	297,000	11/23/2010	(5,003)

	Indonesian Rupiah	5,317,600,000	544,000	1/22/2010	13,376

	Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	3,635

	Indonesian Rupiah	14,242,773,500	1,410,000	10/7/2010	15,923

	Indonesian Rupiah	2,034,000,000	200,000	10/7/2010	3,635

	Indonesian Rupiah	4,171,986,000	420,000	10/7/2010	(2,319)

The accompanying notes are an integral part of the financial statements.

363 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Malaysian Ringgit	747,949	218,250	2/12/2010	1,541

Malaysian Ringgit	1,099,173	325,340	2/12/2010	(2,338)

Malaysian Ringgit	3,175,196	920,000	2/12/2010	13,060

Malaysian Ringgit	348,300	101,681	2/12/2010	670

Malaysian Ringgit	2,329,590	670,000	6/14/2010	11,544

Malaysian Ringgit	2,329,255	670,000	6/14/2010	11,446

Malaysian Ringgit	221,936	64,761	6/14/2010	168

Mexican Peso	14,649,213	1,097,813	4/22/2010	14,120

Singapore Dollar	314,000	226,200	2/11/2010	531

Singapore Dollar	426,346	307,000	3/17/2010	787

Singapore Dollar	323,000	232,074	3/17/2010	1,106

Singapore Dollar	174,254	125,264	3/17/2010	534

Singapore Dollar	530,000	382,213	6/16/2010	244

South Korean Won	502,196,000	425,482	2/11/2010	8,015

South Korean Won	847,152,000	720,000	2/11/2010	11,263

South Korean Won	388,146,000	330,000	2/11/2010	5,048

South Korean Won	1,376,271,000	1,170,000	2/11/2010	17,999

South Korean Won	143,000,000	120,675	7/28/2010	3,458

South Korean Won	284,171,817	239,501	7/28/2010	7,178

South Korean Won	236,088,000	199,626	7/28/2010	5,313

South Korean Won	1,896,158,000	1,591,137	8/27/2010	55,471

South Korean Won	565,103,000	479,999	8/27/2010	10,732

South Korean Won	254,132,000	217,058	11/12/2010	4,044

South Korean Won	138,920,933	118,965	11/12/2010	1,901

Taiwan Dollar	5,507,997	173,289	6/10/2010	1,652

Taiwan Dollar	6,471,100	203,455	6/10/2010	2,076

The accompanying notes are an integral part of the financial statements.

364 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Taiwan Dollar	7,116,277	224,241	6/10/2010	1,782

Taiwan Dollar	892,000	28,521	10/12/2010	81

Taiwan Dollar	2,647,946	84,464	10/12/2010	442

		$38,748,289		$240,583

Sells

Chinese Yuan Renminbi	2,015,127	$297,000	3/29/2010	$1,256

Chinese Yuan Renminbi	3,263,826	481,000	3/29/2010	1,995

Chinese Yuan Renminbi	8,396,307	1,237,071	3/29/2010	4,813

Chinese Yuan Renminbi	3,324,650	490,000	3/29/2010	2,068

Euro	10,742,000	15,694,062	12/8/2009	(435,287)

Euro	9,242,000	13,715,867	2/18/2010	(156,953)

Japanese Yen	187,775,000	2,112,476	12/21/2009	(60,066)

Japanese Yen	186,448,000	2,097,542	12/21/2009	(59,646)

Pound Sterling	4,843,000	7,916,901	1/27/2010	(47,440)

		$44,041,919		($749,260)

The table below summarizes the fair market values of derivatives held by the Funds at November 30, 2009 by risk category:

		Financial instruments	Asset Derivatives	Liability Derivatives
Fund		location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Futures	$18,253	($42,135)

	Total		$18,253	($42,135)

All Cap Core Fund	Equity Contracts	Futures	$631,314	($208,637)

	Total		$631,314	($208,637)

Global Bond Fund	Interest rate contracts	Futures/Written	$1,698,880	($567,285)
		options/Interest rate swaps

	Credit Contracts	Credit default swaps
			3,870,866	(2,650,351)

	Foreign exchange	Foreign forward currency
	contracts	contracts/Written options	6,652,444	(3,033,090)

	Total		$12,222,190	($6,250,726)

The accompanying notes are an integral part of the financial statements.

365 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

High Income Fund	Foreign exchange	Foreign forward currency	$327,908	($340,934)
	contracts	contracts/Written
		options/Purchased options*

	Equity Contracts	Purchased options*
			1,361,650	-

	Total		$1,689,558	($340,934)

* Purchased options are included in the Fund’s Investments

Index 500 Fund	Equity Contracts	Futures	$473,042	($12,876)

	Total		$473,042	($12,876)

International Equity Index Fund	Equity Contracts	Futures	$255,801	($626,750)

	Foreign currency	Foreign forward currency
	contracts	contracts	475,152	(102)

	Total		$255,801	($626,750)

Investment Quality Bond Fund	Interest rate contracts	Futures/Interest rate swaps	$141,545	($296,933)

	Credit Contracts	Credit default swaps
			-	(37,871)

	Foreign exchange	Foreign forward currency
	contracts	contracts	135,533	(257,648)

	Total		$277,078	($592,452)

Mid Cap Index Fund	Equity Contracts	Futures		($36,995)
			-

	Total			($36,995)
			-

Real Return Bond Fund	Interest rate contracts	Futures/Written	$4,337,677	($1,702,742)
		options/Interest rate swaps

	Credit Contracts	Credit default swaps
			1,355,323	(95,280)

	Foreign exchange	Foreign forward currency
	contracts	contracts	336,656	(508,275)

	Total		$6,029,656	($2,306,297)

Small Cap Index Fund	Equity Contracts	Futures		($1,063)
			-

	Total			($1,063)
			-

Smaller Company Growth Fund	Equity Contracts	Futures		($16,124)
			-

	Total			($16,124)
			-

The accompanying notes are an integral part of the financial statements.

366 |

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS – November 30, 2009 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund	Foreign currency	Futures/Foreign forward	$683,155	($979,760)
	contracts	currency contracts

	Interest rate contracts	Futures/Interest rate swaps
			29,329	(92,727)

	Credit Contracts	Credit default swaps
			-	(4,358)

	Total		$712,484	($1,076,845)

Strategic Bond Fund	Interest rate contracts	Futures/Written options	$986,439	($653,272)

	Total		$986,439	($653,272)

Strategic Income Fund	Interest rate contracts	Futures		($724,311)
			-

	Foreign exchange	Foreign forward currency	$7,112,199
	contracts	contracts/Written		(12,958,242)
		options/Purchased options*

	Equity Contracts	Purchased options
			13,000	-

	Total			($13,682,553)
			7,125,199

* Purchased options are included in the Fund’s Investments

Total Return Fund	Interest rate contracts	Futures/Written	$37,227,236	($3,112,539)
		options/Interest rate swaps

	Credit Contracts	Credit default swaps
			1,167,330	(860,558)

	Foreign exchange	Foreign forward currency
	contracts	contracts/Written options	477,022	(1,080,962)

	Total		$38,871,588	($5,054,059)

U.S. Government Securities Fund	Interest rate contracts	Futures/Written options	$775,700	($154,437)

	Total		$775,700	($154,437)

U.S. Multi Sector Fund	Equity Contracts	Futures	$306,398
				-

	Total		$306,398
				-

Derivatives and Counterparty Risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

RISKS & UNCERTAINTIES

There are a number of risk factors that may play a role in shaping the Funds’ overall risk profiles. For further details, see the Funds’ Prospectus and Statement of Additional Information.

The accompanying notes are an integral part of the financial statements.

367 |

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/S/ Hugh McHaffie
Hugh McHaffie
President

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Hugh McHaffie
Hugh McHaffie
President

Date: January 25, 2010

/S/Charles A. Rizzo .
Charles A. Rizzo
Chief Financial Officer

Date: January 25, 2010